UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2021

Date of reporting period: September 30, 2020

Item 1.       Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares S&P 100 ETF | OEF | NYSE Arca

•	iShares S&P 500 Growth ETF | IVW | NYSE Arca

•	iShares S&P 500 Value ETF | IVE | NYSE Arca

•	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca

•	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca

•	iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

•	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	31.31%	15.15%

U.S. small cap equities (Russell 2000® Index)	31.60	0.39

International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49

Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98

Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® S&P 100 ETF

Investment Objective

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	32.52%	20.65%	15.19%	14.00%	20.65%	102.81%	270.85%
Fund Market	32.45	20.62	15.21	14.00	20.62	102.95	270.72
Index	32.65	20.98	15.42	14.24	20.98	104.82	278.52

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility an investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,325.20	$1.17		$1,000.00	$1,024.10	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	33.0%
Communication Services	14.5
Health Care	13.4
Consumer Discretionary	12.9
Financials	8.3
Consumer Staples	7.9
Industrials	5.3
Energy	2.0
Utilities	1.6
Other (each representing less than 1%)	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	10.0%
Microsoft Corp.	8.6
Amazon.com Inc.	7.2
Facebook Inc., Class A	3.4
Alphabet Inc., Class A	2.4
Alphabet Inc., Class C	2.3
Berkshire Hathaway Inc., Class B	2.3
Johnson & Johnson	2.1
Procter & Gamble Co. (The)	1.9
Visa Inc., Class A	1.8

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® S&P 500 Growth ETF

Investment Objective

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	40.92%	30.38%	18.16%	16.32%	30.38%	130.34%	353.33%
Fund Market	40.81	30.20	18.14	16.30	30.20	130.18	352.75
Index	41.07	30.64	18.37	16.53	30.64	132.36	361.71

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,409.20	$1.09		$1,000.00	$1,024.20	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	40.9%
Consumer Discretionary	15.1
Communication Services	12.4
Health Care	10.3
Industrials	7.0
Consumer Staples	4.4
Financials	4.2
Real Estate	2.3
Materials	2.3
Other (each representing less than 1%)	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	11.0%
Microsoft Corp.	9.4
Amazon.com Inc.	7.9
Facebook Inc., Class A	3.7
Alphabet Inc., Class A	2.6
Alphabet Inc., Class C	2.5
Visa Inc., Class A	2.0
NVIDIA Corp.	2.0
Mastercard Inc., Class A	1.8
Adobe Inc.	1.4

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	iShares® S&P 500 Value ETF

Investment Objective

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.50%	(2.80)%	8.67%	10.17%	(2.80)%	51.55%	163.31%
Fund Market	18.32	(2.93)	8.65	10.15	(2.93)	51.40	162.98
Index	18.57	(2.68)	8.84	10.35	(2.68)	52.73	167.74

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,185.00	$0.99		$1,000.00	$1,024.20	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	20.4%
Financials	18.3
Consumer Staples	11.1
Industrials	10.4
Communication Services	8.3
Information Technology	8.2
Utilities	6.6
Consumer Discretionary	5.9
Energy	4.5
Materials	3.2
Real Estate	3.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Berkshire Hathaway Inc., Class B	3.9%
UnitedHealth Group Inc.	2.7
Verizon Communications Inc.	2.3
Johnson & Johnson	2.1
Pfizer Inc.	1.9
AT&T Inc.	1.9
Walmart Inc.	1.8
Bank of America Corp.	1.7
Cisco Systems Inc.	1.5
JPMorgan Chase & Co.	1.4

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF

Investment Objective

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	34.57%	7.99%	9.97%	11.62%	7.99%	60.84%	200.14%
Fund Market	34.51	7.91	9.95	11.61	7.91	60.69	199.87
Index	34.73	8.25	10.22	11.85	8.25	62.67	206.44

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,345.70	$1.41		$1,000.00	$1,023.90	$1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	19.8%
Industrials	19.3
Consumer Discretionary	16.7
Health Care	15.1
Real Estate	8.7
Financials	8.4
Materials	5.3
Consumer Staples	2.8
Communication Services	1.8
Utilities	1.7
Energy	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Pool Corp.	1.4%
FactSet Research Systems Inc.	1.4
Fair Isaac Corp.	1.3
Trimble Inc.	1.3
Generac Holdings Inc.	1.3
SolarEdge Technologies Inc.	1.3
Masimo Corp.	1.3
Monolithic Power Systems Inc.	1.3
Cognex Corp.	1.2
Charles River Laboratories International Inc.	1.2

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	iShares® S&P Mid-Cap 400 Value ETF

Investment Objective

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	24.02%	(13.59)%	5.17%	8.57%	(13.59)%	28.66%	127.52%
Fund Market	24.14	(13.57)	5.17	8.57	(13.57)	28.66	127.56
Index	24.19	(13.42)	5.40	8.80	(13.42)	30.09	132.40

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,240.20	$1.40		$1,000.00	$1,023.80	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	20.5%
Industrials	15.5
Consumer Discretionary	14.9
Information Technology	10.5
Real Estate	10.1
Materials	6.5
Utilities	6.5
Health Care	6.0
Consumer Staples	5.6
Energy	2.1
Communication Services	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Molina Healthcare Inc.	1.5%
Penn National Gaming Inc.	1.5
Medical Properties Trust Inc.	1.3
XPO Logistics Inc.	1.1
Cree Inc.	1.0
UGI Corp.	1.0
AECOM	0.9
Reinsurance Group of America Inc.	0.9
Arrow Electronics Inc.	0.9
OGE Energy Corp.	0.8

F U N D S U M M A R Y	8

Fund Summary as of September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF

Investment Objective

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	27.95%	(0.26)%	9.03%	12.01%	(0.26)%	54.09%	210.93%
Fund Market	28.34	(0.15)	9.05	12.03	(0.15)	54.25	211.52
Index	28.14	0.08	9.27	12.20	0.08	55.81	216.30

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,279.50	$1.43		$1,000.00	$1,023.80	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	20.5%
Information Technology	20.1
Health Care	14.9
Consumer Discretionary	13.3
Financials	11.0
Real Estate	7.2
Materials	4.0
Consumer Staples	3.2
Communication Services	2.7
Utilities	2.0
Energy	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Simpson Manufacturing Co. Inc.	1.2%
NeoGenomics Inc.	1.1
Kinsale Capital Group Inc.	1.1
Momenta Pharmaceuticals Inc.	1.1
Exponent Inc.	1.0
UFP Industries Inc.	1.0
Agree Realty Corp.	1.0
Brooks Automation Inc.	1.0
YETI Holdings Inc.	1.0
Power Integrations Inc.	0.9

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	iShares® S&P Small-Cap 600 Value ETF

Investment Objective

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	23.18%	(16.87)%	4.82%	8.68%	(16.87)%	26.55%	129.79%
Fund Market	23.57	(16.79)	4.84	8.70	(16.79)	26.65	130.28
Index	23.14	(16.86)	4.96	8.84	(16.86)	27.41	133.38

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,231.80	$1.40		$1,000.00	$1,023.80	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	20.7%
Consumer Discretionary	16.1
Industrials	16.0
Health Care	11.9
Real Estate	9.5
Materials	6.7
Information Technology	6.2
Energy	4.8
Consumer Staples	4.1
Communication Services	2.4
Utilities	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Capri Holdings Ltd.	0.9%
Green Dot Corp., Class A	0.8
ABM Industries Inc.	0.8
Momenta Pharmaceuticals Inc.	0.8
Covetrus Inc.	0.8
Quaker Chemical Corp.	0.8
Avista Corp.	0.7
Arcosa Inc.	0.7
Merit Medical Systems Inc.	0.7
Hillenbrand Inc.	0.7

F U N D S U M M A R Y	10

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)	197,181	$32,586,132
General Dynamics Corp.	86,265	11,941,664
Lockheed Martin Corp.	91,420	35,039,458
Raytheon Technologies Corp.	567,725	32,666,896

		112,234,150

Air Freight & Logistics — 1.0%
FedEx Corp.	89,576	22,530,156
United Parcel Service Inc., Class B	262,773	43,785,865

		66,316,021

Automobiles — 0.3%
Ford Motor Co.	1,451,740	9,668,588
General Motors Co.	467,950	13,846,641

		23,515,229

Banks — 3.8%
Bank of America Corp.	2,833,479	68,258,509
Citigroup Inc.	773,690	33,353,776
JPMorgan Chase & Co.	1,132,590	109,034,439
U.S. Bancorp.	509,431	18,263,102
Wells Fargo & Co.	1,531,145	35,997,219

		264,907,045

Beverages — 2.1%
Coca-Cola Co. (The)	1,436,693	70,929,534
PepsiCo Inc.	514,574	71,319,956

		142,249,490

Biotechnology — 2.3%
AbbVie Inc.	655,869	57,447,566
Amgen Inc.	217,662	55,320,974
Biogen Inc.(a)	58,805	16,681,802
Gilead Sciences Inc.	465,925	29,441,801

		158,892,143

Capital Markets — 1.3%
Bank of New York Mellon Corp. (The)	304,019	10,440,012
BlackRock Inc.(b)	52,703	29,700,776
Goldman Sachs Group Inc. (The)	127,869	25,697,833
Morgan Stanley	445,341	21,532,237

		87,370,858

Chemicals — 0.4%
Dow Inc.	275,267	12,951,313
DuPont de Nemours Inc.	272,542	15,120,630

		28,071,943

Communications Equipment — 0.9%
Cisco Systems Inc.	1,573,278	61,971,420

Consumer Finance — 0.5%
American Express Co.	242,370	24,297,593
Capital One Financial Corp.	169,398	12,172,940

		36,470,533

Diversified Financial Services — 2.3%
Berkshire Hathaway Inc., Class B(a)	736,656	156,863,529

Diversified Telecommunication Services — 2.4%
AT&T Inc.	2,647,885	75,491,202
Verizon Communications Inc.	1,537,835	91,485,804

		166,977,006

Electric Utilities — 1.6%
Duke Energy Corp.	273,312	24,204,511

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	362,097	$12,948,589
NextEra Energy Inc.	181,968	50,507,038
Southern Co. (The)	392,493	21,280,970

		108,941,108

Electrical Equipment — 0.2%
Emerson Electric Co.	222,021	14,557,917

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	515,477	8,020,822

Entertainment — 2.4%
Netflix Inc.(a)	163,897	81,953,417
Walt Disney Co. (The)	671,565	83,327,785

		165,281,202

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	164,847	39,848,465
Simon Property Group Inc.	113,680	7,352,823

		47,201,288

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	164,083	58,249,465
Walgreens Boots Alliance Inc.	268,293	9,637,085
Walmart Inc.	516,028	72,197,477

		140,084,027

Food Products — 0.6%
Kraft Heinz Co. (The)	241,713	7,239,304
Mondelez International Inc., Class A	530,817	30,495,437

		37,734,741

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	657,987	71,608,725
Danaher Corp.	234,639	50,524,816
Medtronic PLC	499,554	51,913,652

		174,047,193

Health Care Providers & Services — 2.0%
CVS Health Corp.	486,357	28,403,249
UnitedHealth Group Inc.	353,177	110,109,993

		138,513,242

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	276,533	60,696,228
Starbucks Corp.	434,437	37,326,827

		98,023,055

Household Products — 2.2%
Colgate-Palmolive Co.	318,640	24,583,076
Procter & Gamble Co. (The)	925,223	128,596,745

		153,179,821

Industrial Conglomerates — 1.4%
3M Co.	214,067	34,289,252
General Electric Co.	3,253,009	20,266,246
Honeywell International Inc.	260,807	42,931,440

		97,486,938

Insurance — 0.4%
Allstate Corp. (The)	116,014	10,921,558
American International Group Inc.	321,345	8,846,628
MetLife Inc.	286,000	10,630,620

		30,398,806

Interactive Media & Services — 8.1%
Alphabet Inc., Class A(a)	111,663	163,653,293
Alphabet Inc., Class C, NVS(a)	109,109	160,346,586

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Facebook Inc., Class A(a)	893,510	$234,010,269

		558,010,148

Internet & Direct Marketing Retail — 7.6%
Amazon.com Inc.(a)	158,225	498,207,804
Booking Holdings Inc.(a)	15,218	26,033,128

		524,240,932

IT Services — 6.0%
Accenture PLC, Class A	236,431	53,431,042
International Business Machines Corp.	330,969	40,268,998
Mastercard Inc., Class A	328,285	111,016,138
PayPal Holdings Inc.(a)	436,039	85,912,764
Visa Inc., Class A(c)	626,574	125,296,003

		415,924,945

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific Inc.	147,015	64,910,063

Machinery — 0.4%
Caterpillar Inc.	201,243	30,015,393

Media — 1.6%
Charter Communications Inc., Class A(a)	55,586	34,704,563
Comcast Corp., Class A	1,694,144	78,371,102

		113,075,665

Multiline Retail — 0.4%
Target Corp.	186,047	29,287,519

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	693,957	49,964,904
ConocoPhillips	398,587	13,089,597
Exxon Mobil Corp.	1,571,348	53,944,377
Kinder Morgan Inc./DE	722,744	8,911,433
Occidental Petroleum Corp.(c)	312,278	3,125,903

		129,036,214

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	837,637	50,501,135
Eli Lilly & Co.	295,028	43,670,044
Johnson & Johnson	978,442	145,670,445
Merck & Co. Inc.	939,950	77,968,852
Pfizer Inc.	2,065,118	75,789,831

		393,600,307

Road & Rail — 0.7%
Union Pacific Corp.	252,278	49,665,970

Semiconductors & Semiconductor Equipment — 4.4%
Intel Corp.	1,580,553	81,841,034
NVIDIA Corp.	229,297	124,100,123
QUALCOMM Inc.	419,299	49,343,106
Texas Instruments Inc.	340,394	48,604,859

		303,889,122

Security	Shares	Value

Software — 11.7%
Adobe Inc.(a)	178,257	$87,422,580
Microsoft Corp.	2,812,385	591,528,937
Oracle Corp.	718,467	42,892,480
salesforce.com Inc.(a)(c)	338,187	84,993,157

		806,837,154

Specialty Retail — 2.3%
Home Depot Inc. (The)	400,046	111,096,775
Lowe’s Companies Inc.	280,856	46,582,776

		157,679,551

Technology Hardware, Storage & Peripherals — 10.0%
Apple Inc.	5,974,511	691,908,119

Textiles, Apparel & Luxury Goods — 0.8%
Nike Inc., Class B	462,636	58,079,323

Tobacco — 1.0%
Altria Group Inc.	690,641	26,686,368
Philip Morris International Inc.	578,739	43,399,638

		70,086,006

Total Common Stocks — 99.9% (Cost: $5,898,973,679)		6,915,555,958

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(b)(d)(e)	8,523,419	8,531,090
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(d)	5,533,000	5,533,000

		14,064,090

Total Short-Term Investments — 0.2% (Cost: $14,051,875)		14,064,090

Total Investments in Securities — 100.1% (Cost: $5,913,025,554)		6,929,620,048

Other Assets, Less Liabilities — (0.1)%		(5,185,351)

Net Assets — 100.0%		$6,924,434,697

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$122,836,761	$—	$(114,367,493	)(a)	$41,906	$19,916	$8,531,090	8,523,419	$54,019	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,783,000	—	(3,250,000	)(a)	—	—	5,533,000	5,533,000	12,814		—
BlackRock Inc.	17,813,946	12,339,682	(6,588,357)		901,623	5,233,882	29,700,776	52,703	413,007		—

					$943,529	$5,253,798	$43,764,866		$479,840		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	53	12/18/20	$8,883	$30,116

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$30,116

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$6,222,929

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(719,483)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,796,950

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 100 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,915,555,958	$—	$—	$6,915,555,958
Money Market Funds	14,064,090	—	—	14,064,090

	$6,929,620,048	$—	$—	$6,929,620,048

Derivative financial instruments(a)
Assets
Futures Contracts	$30,116	$—	$—	$30,116

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	433,219	$166,044,178	0.6%
Other securities		378,138,978	1.2

		544,183,156	1.8
Air Freight & Logistics
Other securities		107,109,646	0.4

Banks
JPMorgan Chase & Co.	2,576,185	248,009,330	0.8
Other securities		30,213,775	0.1

		278,223,105	0.9
Beverages
Coca-Cola Co. (The)	2,724,781	134,522,438	0.5
PepsiCo Inc.	1,170,451	162,224,508	0.5
Other securities		59,270,344	0.2

		356,017,290	1.2
Biotechnology
AbbVie Inc.	1,647,237	144,281,489	0.5
Amgen Inc.	608,553	154,669,830	0.5
Other securities		249,103,222	0.8

		548,054,541	1.8
Building Products
Other securities		117,278,155	0.4

Capital Markets
BlackRock Inc.(a)	127,604	71,911,234	0.2
S&P Global Inc.	424,616	153,116,530	0.5
Other securities		417,134,974	1.4

		642,162,738	2.1
Chemicals
Linde PLC	657,335	156,531,184	0.5
Other securities		394,623,195	1.3

		551,154,379	1.8
Commercial Services & Supplies
Other securities		156,683,812	0.5

Communications Equipment
Other securities		66,881,485	0.2

Construction & Engineering
Other securities		5,923,122	0.0

Construction Materials
Other securities		57,368,793	0.2

Consumer Finance
Other securities		113,716,625	0.4

Containers & Packaging
Other securities		47,219,691	0.2

Distributors
Other securities		7,123,061	0.0

Electric Utilities
NextEra Energy Inc.	457,044	126,857,133	0.4
Other securities		13,221,919	0.1

		140,079,052	0.5
Electrical Equipment
Other securities		103,135,320	0.3

Security	Shares	Value	% of Net Assets

Electronic Equipment, Instruments & Components
Other securities		$201,662,287	0.7%

Energy Equipment & Services
Other securities		1,914,885	0.0

Entertainment
Netflix Inc.(b)	776,661	388,353,800	1.3
Walt Disney Co. (The)	1,941,247	240,869,928	0.8
Other securities		77,402,033	0.3

		706,625,761	2.4
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	781,160	188,829,807	0.6
Other securities		484,596,394	1.6

		673,426,201	2.2
Food & Staples Retailing
Costco Wholesale Corp.	459,232	163,027,360	0.5
Other securities		24,976,788	0.1

		188,004,148	0.6
Food Products
Other securities		78,215,723	0.3

Health Care Equipment & Supplies
Abbott Laboratories	1,808,455	196,814,158	0.7
Danaher Corp.	711,614	153,231,843	0.5
Intuitive Surgical Inc.(b)	206,093	146,231,227	0.5
Other securities		616,242,602	2.0

		1,112,519,830	3.7
Health Care Technology
Other securities		24,471,394	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	576,446	126,524,133	0.4
Starbucks Corp.	2,058,691	176,882,731	0.6
Other securities		271,990,039	0.9

		575,396,903	1.9
Household Durables
Other securities		122,361,495	0.4

Household Products
Procter & Gamble Co. (The)	2,542,955	353,445,315	1.2
Other securities		117,649,273	0.4

		471,094,588	1.6
Industrial Conglomerates
Other securities		166,422,740	0.6

Insurance
Other securities		225,311,726	0.7

Interactive Media & Services
Alphabet Inc., Class A(b)	529,152	775,525,171	2.6
Alphabet Inc., Class C, NVS(b)	517,043	759,846,393	2.5
Facebook Inc., Class A(b)	4,234,113	1,108,914,195	3.7

		2,644,285,759	8.8
Internet & Direct Marketing Retail
Amazon.com Inc.(b)	749,787	2,360,876,821	7.9
Other securities		210,183,915	0.7

		2,571,060,736	8.6
IT Services
Accenture PLC, Class A	705,845	159,513,912	0.5
Mastercard Inc., Class A	1,555,653	526,075,175	1.7

S C H E D U L E O F I N V E S T M E N T S	16

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

IT Services (continued)
PayPal Holdings Inc.(b)	2,066,263	$407,115,799	1.4%
Visa Inc., Class A(c)	2,969,177	593,746,325	2.0
Other securities		395,227,034	1.3

		2,081,678,245	6.9
Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	696,659	307,588,882	1.0
Other securities		182,157,790	0.6

		489,746,672	1.6
Machinery
Other securities		414,298,061	1.4

Media
Charter Communications Inc., Class A(b)(c)	263,412	164,458,648	0.5
Comcast Corp., Class A	4,495,743	207,973,071	0.7

		372,431,719	1.2
Metals & Mining
Other securities		22,056,404	0.1

Multi-Utilities
Other securities		27,189,304	0.1

Multiline Retail
Other securities		180,652,413	0.6

Oil, Gas & Consumable Fuels
Other securities		147,081,539	0.5

Personal Products
Other securities		86,633,683	0.3

Pharmaceuticals
Bristol-Myers Squibb Co.	2,182,851	131,604,087	0.4
Johnson & Johnson	1,947,367	289,923,999	1.0
Merck & Co. Inc.	2,449,796	203,210,578	0.7
Zoetis Inc.	837,423	138,484,641	0.4
Other securities		138,659,251	0.5

		901,882,556	3.0
Professional Services
Other securities		94,533,924	0.3

Real Estate Management & Development
Other securities		27,804,643	0.1

Road & Rail
Union Pacific Corp.	741,570	145,992,886	0.5
Other securities		175,926,126	0.6

		321,919,012	1.1
Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(b)	2,067,598	169,522,360	0.6
Broadcom Inc.	708,276	258,039,112	0.9
Intel Corp.	4,269,206	221,059,487	0.7
NVIDIA Corp.	1,086,580	588,078,828	1.9
QUALCOMM Inc.	1,986,956	233,824,982	0.8
Texas Instruments Inc.	1,000,085	142,802,137	0.5
Other securities		563,212,789	1.8

		2,176,539,695	7.2
Software
Adobe Inc.(b)	844,723	414,277,501	1.4

Security	Shares	Value	% of Net Assets

Software (continued)
Intuit Inc.	461,060	$150,402,383	0.5%
Microsoft Corp.	13,327,174	2,803,104,507	9.3
salesforce.com Inc.(b)	1,602,574	402,758,898	1.3
ServiceNow Inc.(b)	337,776	163,821,360	0.5
Other securities		478,970,455	1.7

		4,413,335,104	14.7
Specialty Retail
Home Depot Inc. (The)	1,345,958	373,785,996	1.2
Lowe’s Companies Inc.	878,394	145,690,429	0.5
Other securities		359,672,302	1.2

		879,148,727	2.9
Technology Hardware, Storage & Peripherals
Apple Inc.	28,311,659	3,278,773,229	10.9
Other securities		25,196,209	0.1

		3,303,969,438	11.0
Textiles, Apparel & Luxury Goods
Nike Inc., Class B(c)	1,468,848	184,399,178	0.6
Other securities		20,946,372	0.1

		205,345,550	0.7
Tobacco
Other securities		139,643,894	0.5

Trading Companies & Distributors
Other securities		53,892,754	0.2

Water Utilities
Other securities		22,928,709	0.1

Total Common Stocks (Cost: $18,867,139,452)		29,967,800,193	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(a)(d)(e)	103,105,150	103,197,944	0.4
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(d)	35,820,000	35,820,000	0.1

		139,017,944	0.5

Total Short-Term Investments (Cost: $138,880,796)		139,017,944	0.5

Total Investments In Securities (Cost: $19,006,020,248)		30,106,818,137	100.3

Other Assets, Less Liabilities		(92,399,332)	(0.3)

Net Assets		$30,014,418,805	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$401,174,689	$—	$(298,387,949	)(a)	$376,572	$34,632	$103,197,944	103,105,150	$661,508	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,016,000	—	(5,196,000	)(a)	—	—	35,820,000	35,820,000	39,501		—
BlackRock Inc.	48,748,676	19,684,173	(12,261,173)		1,537,609	14,201,949	71,911,234	127,604	1,030,354		—

					$1,914,181	$14,236,581	$210,929,178		$1,731,363		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	253	12/18/20	$42,403	$165,074

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$165,074

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$12,526,521

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,628,507

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$47,986,287

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	18

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$29,967,800,193	$—	$—	$29,967,800,193
Money Market Funds	139,017,944	—	—	139,017,944

	$30,106,818,137	$—	$—	$30,106,818,137

Derivative financial instruments(a)
Assets
Futures Contracts	$165,074	$—	$—	$165,074

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$196,343,161	1.3%

Air Freight & Logistics
FedEx Corp.	346,942	87,262,852	0.5
United Parcel Service Inc., Class B	559,764	93,273,475	0.6
Other securities		30,338,857	0.2

		210,875,184	1.3
Airlines
Other securities		90,093,699	0.6

Auto Components
Other securities		47,142,475	0.3

Automobiles
Other securities		91,087,595	0.6

Banks
Bank of America Corp.	10,974,352	264,372,140	1.7
Citigroup Inc.	2,996,577	129,182,434	0.8
JPMorgan Chase & Co.	2,281,050	219,596,684	1.4
Wells Fargo & Co.	5,930,277	139,420,812	0.9
Other securities		353,216,188	2.3

		1,105,788,258	7.1
Beverages
Coca-Cola Co. (The)	3,338,675	164,830,385	1.0
PepsiCo Inc.	1,036,360	143,639,496	0.9
Other securities		69,025,245	0.5

		377,495,126	2.4
Biotechnology
AbbVie Inc.	1,193,918	104,575,278	0.7
Amgen Inc.	345,643	87,848,625	0.5
Gilead Sciences Inc.	1,804,574	114,031,031	0.7
Other securities		107,686,894	0.7

		414,141,828	2.6
Building Products
Other securities		86,626,114	0.6

Capital Markets
BlackRock Inc.(a)	100,018	56,365,144	0.4
Goldman Sachs Group Inc. (The)	495,253	99,530,995	0.6
Morgan Stanley	1,724,854	83,396,691	0.5
Other securities		262,576,200	1.7

		501,869,030	3.2
Chemicals
Other securities		289,463,251	1.9

Commercial Services & Supplies
Other securities		47,985,308	0.3

Communications Equipment
Cisco Systems Inc.	6,093,471	240,021,823	1.5
Other securities		21,135,080	0.2

		261,156,903	1.7
Construction & Engineering
Other securities		23,112,880	0.2

Consumer Finance
Other securities		94,546,680	0.6

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$100,180,909	0.6%

Distributors
Other securities		25,162,983	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	2,853,148	607,549,335	3.9

Diversified Telecommunication Services
AT&T Inc.	10,255,522	292,384,932	1.9
Verizon Communications Inc.	5,956,196	354,334,100	2.2
Other securities		14,345,841	0.1

		661,064,873	4.2
Electric Utilities
Duke Energy Corp.	1,058,559	93,745,985	0.6
NextEra Energy Inc.	331,249	91,941,472	0.6
Southern Co. (The)	1,520,166	82,423,401	0.5
Other securities		357,894,382	2.3

		626,005,240	4.0
Electrical Equipment
Other securities		100,638,496	0.6

Electronic Equipment, Instruments & Components
Other securities		49,827,491	0.3

Energy Equipment & Services
Other securities		66,099,849	0.4

Entertainment
Activision Blizzard Inc.	1,111,011	89,936,340	0.6
Walt Disney Co. (The)	1,014,403	125,867,124	0.8
Other securities		29,087,691	0.2

		244,891,155	1.6
Equity Real Estate Investment Trusts (REITs)
Other securities		486,145,352	3.1

Food & Staples Retailing
Costco Wholesale Corp.	260,561	92,499,155	0.6
Walmart Inc.	1,998,624	279,627,484	1.8
Other securities		100,204,113	0.6

		472,330,752	3.0
Food Products
Mondelez International Inc., Class A	2,055,909	118,111,972	0.8
Other securities		261,043,139	1.6

		379,155,111	2.4
Gas Utilities
Other securities		16,930,136	0.1

Health Care Equipment & Supplies
Abbott Laboratories	1,070,349	116,486,082	0.7
Becton Dickinson and Co.	417,229	97,080,844	0.6
Medtronic PLC	1,934,826	201,067,118	1.3
Other securities		264,504,642	1.7

		679,138,686	4.3
Health Care Providers & Services
Anthem Inc.	362,011	97,232,535	0.6
Cigna Corp.	528,539	89,539,792	0.6
CVS Health Corp.	1,883,711	110,008,722	0.7
UnitedHealth Group Inc.	1,367,886	426,465,818	2.7
Other securities		331,653,549	2.1

		1,054,900,416	6.7

S C H E D U L E O F I N V E S T M E N T S	20

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology
Other securities		$11,757,029	0.1%

Hotels, Restaurants & Leisure
McDonald’s Corp.	599,782	131,646,151	0.8
Other securities		59,570,932	0.4

		191,217,083	1.2
Household Durables
Other securities		69,135,699	0.4

Household Products
Procter & Gamble Co. (The)	1,505,065	209,188,984	1.3
Other securities		142,860,409	1.0

		352,049,393	2.3
Independent Power and Renewable Electricity Producers
Other securities		17,331,071	0.1

Industrial Conglomerates
3M Co.	829,107	132,806,359	0.8
Honeywell International Inc.	545,468	89,789,487	0.6
Other securities		78,493,222	0.5

		301,089,068	1.9
Insurance
Other securities		540,046,127	3.5

Interactive Media & Services
Other securities		50,661,915	0.3

Internet & Direct Marketing Retail
Other securities		17,909,533	0.1

IT Services
Fidelity National Information Services Inc.(c)	891,838	131,287,472	0.8
International Business Machines Corp.	1,281,873	155,965,488	1.0
Other securities		266,340,400	1.7

		553,593,360	3.5
Leisure Products
Other securities		15,172,585	0.1

Life Sciences Tools & Services
Other securities		90,876,257	0.6

Machinery
Other securities		319,982,956	2.0

Media
Comcast Corp., Class A	2,887,103	133,557,385	0.9
Other securities		101,939,239	0.6

		235,496,624	1.5
Metals & Mining
Other securities		107,541,004	0.7

Multi-Utilities
Dominion Energy Inc.	1,209,267	95,447,444	0.6
Other securities		261,255,964	1.7

		356,703,408	2.3
Multiline Retail
Other securities		71,985,231	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	2,687,772	193,519,584	1.2
Exxon Mobil Corp.	6,085,997	208,932,277	1.3

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels (continued)
Other securities		$234,478,075	1.6%

		636,929,936	4.1
Pharmaceuticals
Bristol-Myers Squibb Co.	1,459,912	88,018,095	0.5
Johnson & Johnson	2,197,975	327,234,518	2.1
Merck & Co. Inc.	1,638,232	135,891,344	0.9
Pfizer Inc.	7,998,414	293,541,794	1.9
Other securities		96,073,245	0.6

		940,758,996	6.0
Professional Services
Other securities		51,793,973	0.3

Road & Rail
Other securities		158,279,871	1.0

Semiconductors & Semiconductor Equipment
Intel Corp.	2,632,308	136,300,908	0.9
Other securities		114,687,718	0.7

		250,988,626	1.6
Software
Other securities		85,068,063	0.5

Specialty Retail
Home Depot Inc. (The)	449,331	124,783,712	0.8
Other securities		149,804,834	1.0

		274,588,546	1.8
Technology Hardware, Storage & Peripherals
Other securities		84,500,656	0.5

Textiles, Apparel & Luxury Goods
Other securities		120,006,703	0.8

Tobacco
Philip Morris International Inc.	1,255,248	94,131,048	0.6
Other securities		63,048,965	0.4

		157,180,013	1.0
Trading Companies & Distributors
Other securities		34,244,727	0.2

Water Utilities
Other securities		18,893,801	0.1

Wireless Telecommunication Services
T-Mobile U.S. Inc.(b)	837,383	95,763,120	0.6

Total Common Stocks (Cost: $16,382,135,565)		15,619,293,650	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(a)(d)(e)	68,346,569	68,408,081	0.4

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(d)	26,740,000	$26,740,000	0.2%

		95,148,081	0.6

Total Short-Term Investments (Cost: $95,050,521)		95,148,081	0.6

Total Investments In Securities (Cost: $16,477,186,086)		15,714,441,731	100.3

Other Assets, Less Liabilities		(47,980,420)	(0.3)

Net Assets		$15,666,461,311	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$129,283,627	$—		$(61,106,929	)(a)	$204,033	$27,350	$68,408,081	68,346,569	$707,940	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,602,000	5,138,000	(a)	—		—	—	26,740,000	26,740,000	22,563		—
BlackRock Inc.	38,428,739	19,016,081		(13,227,642)		2,085,370	10,062,596	56,365,144	100,018	806,956		—

						$2,289,403	$10,089,946	$151,513,225		$1,537,459		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	265	12/18/20	$44,414	$161,999

S C H E D U L E O F I N V E S T M E N T S	22

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$161,999

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$11,028,153

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$768,231

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$42,601,563

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,619,293,650	$—	$—	$15,619,293,650
Money Market Funds	95,148,081	—	—	95,148,081

	$15,714,441,731	$—	$—	$15,714,441,731

Derivative financial instruments(a)
Assets
Futures Contracts	$161,999	$—	$—	$161,999

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$111,565,476	1.7%

Auto Components
Gentex Corp.	1,743,530	44,895,898	0.7
Other securities		31,520,248	0.4

		76,416,146	1.1

Banks
Other securities		67,052,619	1.0

Beverages

Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	64,624	57,086,257	0.9

Biotechnology
Exelixis Inc.(a)(b)	2,191,977	53,593,838	0.8
Other securities		62,211,447	0.9

		115,805,285	1.7

Building Products
Lennox International Inc.	162,984	44,431,068	0.7
Trex Co. Inc.(a)	821,158	58,794,913	0.9
Other securities		40,064,643	0.6

		143,290,624	2.2

Capital Markets
FactSet Research Systems Inc.	269,517	90,255,853	1.4
SEI Investments Co.	862,590	43,750,565	0.7
Other securities		57,465,318	0.8

		191,471,736	2.9

Chemicals
RPM International Inc.	553,202	45,827,254	0.7
Scotts Miracle-Gro Co. (The)	288,801	44,160,561	0.6
Other securities		46,013,657	0.7

		136,001,472	2.0

Commercial Services & Supplies
Other securities		157,859,434	2.4

Communications Equipment
Other securities		74,895,868	1.1

Construction & Engineering
Other securities		37,603,093	0.6

Construction Materials
Other securities		25,543,469	0.4

Consumer Finance
Other securities		38,787,090	0.6

Containers & Packaging
Other securities		43,370,841	0.7

Distributors
Pool Corp.	284,294	95,107,715	1.4

Diversified Consumer Services
Other securities		38,505,800	0.6

Electric Utilities
Other securities		36,860,591	0.6

Electrical Equipment
Generac Holdings Inc.(a)(b)	445,424	86,251,903	1.3

Security	Shares	Value	% of Net Assets

Electrical Equipment (continued)
Hubbell Inc.	384,686	$52,640,432	0.8%
Sunrun Inc.(a)(b)	576,108	44,400,644	0.7

		183,292,979	2.8

Electronic Equipment, Instruments & Components
Cognex Corp.(b)	1,227,572	79,914,937	1.2
Trimble Inc.(a)(b)	1,774,999	86,442,451	1.3
Other securities		86,960,047	1.3

		253,317,435	3.8

Entertainment
Other securities		7,671,898	0.1

Equity Real Estate Investment Trusts (REITs)
Other securities		561,528,153	8.5

Food & Staples Retailing
Casey’s General Stores Inc.	261,813	46,511,079	0.7
Other securities		14,415,577	0.2

		60,926,656	0.9

Food Products
Other securities		51,424,995	0.8

Gas Utilities
Other securities		12,941,307	0.2

Health Care Equipment & Supplies
Masimo Corp.(a)(b)	358,610	84,653,477	1.3
Penumbra Inc.(a)(b)	238,208	46,302,871	0.7
Quidel Corp.(a)(b)	270,804	59,408,982	0.9
Other securities		143,246,998	2.1

		333,612,328	5.0

Health Care Providers & Services
Amedisys Inc.(a)	230,316	54,453,612	0.8
Chemed Corp.(b)	112,927	54,244,485	0.8
LHC Group Inc.(a)(b)	224,095	47,633,633	0.7
Other securities		53,360,663	0.9

		209,692,393	3.2

Hotels, Restaurants & Leisure
Caesars Entertainment Inc.(a)	1,414,115	79,275,287	1.2
Dunkin’ Brands Group Inc.	583,640	47,805,952	0.7
Other securities		241,371,530	3.6

		368,452,769	5.5

Household Durables
Other securities		121,736,882	1.8

Household Products
Other securities		16,169,517	0.2

Industrial Conglomerates
Carlisle Companies Inc.	387,184	47,379,706	0.7

Insurance
Brown & Brown Inc.	1,665,183	75,382,834	1.2
RenaissanceRe Holdings Ltd.	363,326	61,670,955	0.9
Other securities		72,914,459	1.1

		209,968,248	3.2

Interactive Media & Services
Other securities		9,772,921	0.1

Internet & Direct Marketing Retail
Other securities		26,493,900	0.4

S C H E D U L E O F I N V E S T M E N T S	24

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

IT Services
WEX Inc.(a)(b)	312,804	$43,470,372	0.7%
Other securities		126,928,806	1.9

		170,399,178	2.6

Leisure Products
Other securities		54,797,318	0.8

Life Sciences Tools & Services
Bio-Techne Corp.(b)	273,468	67,746,228	1.0
Charles River Laboratories International Inc.(a)(b)	352,416	79,804,603	1.2
PRA Health Sciences Inc.(a)(b)	453,731	46,026,473	0.7
Repligen Corp.(a)(b)	346,378	51,104,610	0.8
Other securities		47,954,842	0.7

		292,636,756	4.4

Machinery
Graco Inc.	1,182,626	72,554,105	1.1
Nordson Corp.(b)	382,874	73,442,891	1.1
Toro Co. (The)	761,150	63,898,542	1.0
Other securities		217,192,100	3.2

		427,087,638	6.4

Marine
Other securities		8,043,919	0.1

Media
Cable One Inc.(b)	38,434	72,464,617	1.1
Other securities		28,913,117	0.4

		101,377,734	1.5

Metals & Mining
Reliance Steel & Aluminum Co.	452,291	46,151,774	0.7
Royal Gold Inc.	465,294	55,914,380	0.8
Other securities		30,154,589	0.5

		132,220,743	2.0

Multi-Utilities
Other securities		24,602,159	0.4

Multiline Retail
Other securities		19,736,645	0.3

Oil, Gas & Consumable Fuels
Other securities		27,647,556	0.4

Paper & Forest Products
Other securities		16,927,497	0.3

Personal Products
Other securities		2,563,477	0.0

Pharmaceuticals
Jazz Pharmaceuticals PLC(a)(b)	298,998	42,634,125	0.6
Other securities		6,765,418	0.1

		49,399,543	0.7

Professional Services
Other securities		68,455,218	1.0

Real Estate Management & Development
Other securities		16,866,580	0.3

Road & Rail
Other securities		67,615,432	1.0

Semiconductors & Semiconductor Equipment
Enphase Energy Inc.(a)(b)	643,591	53,154,181	0.8

Security	Shares	Value	% of Net Assets

Semiconductors & Semiconductor Equipment (continued)
MKS Instruments Inc.(b)	391,049	$42,714,282	0.6%
Monolithic Power Systems Inc.	299,490	83,740,399	1.3
SolarEdge Technologies Inc.(a)(b)	355,537	84,742,244	1.3
Universal Display Corp.(b)	304,050	54,953,997	0.8
Other securities		112,103,740	1.7

		431,408,843	6.5

Software
Ceridian HCM Holding Inc.(a)(b)	552,549	45,668,175	0.7
Fair Isaac Corp.(a)	205,715	87,507,047	1.3
Manhattan Associates Inc.(a)(b)	450,609	43,028,653	0.7
Paylocity Holding Corp.(a)(b)	263,402	42,518,351	0.6
Other securities		155,055,843	2.3

		373,778,069	5.6

Specialty Retail
Five Below Inc.(a)(b)	396,136	50,309,272	0.8
Other securities		152,659,470	2.3

		202,968,742	3.1

Technology Hardware, Storage & Peripherals
Other securities		8,707,596	0.1

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(a)	198,777	43,732,928	0.7
Other securities		57,714,137	0.8

		101,447,065	1.5

Thrifts & Mortgage Finance
Other securities		50,193,649	0.8

Trading Companies & Distributors
Other securities		27,639,618	0.4

Water Utilities
Other securities		35,034,284	0.5

Total Common Stocks (Cost: $5,833,085,534)		6,633,160,862	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(c)(d)(e)	451,063,472	451,469,429	6.8
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(c)(d)	5,695,000	5,695,000	0.1

		457,164,429	6.9

Total Short-Term Investments (Cost: $456,820,819)		457,164,429	6.9

Total Investments In Securities (Cost: $6,289,906,353)		7,090,325,291	106.7

Other Assets, Less Liabilities		(447,144,043)	(6.7)

Net Assets		$6,643,181,248	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$404,103,793	$46,897,755	(a)	$—		$106,649	$361,232	$451,469,429	451,063,472	$1,235,038	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,785,000	—		(5,090,000	)(a)	—	—	5,695,000	5,695,000	7,869		—

						$106,649	$361,232	$457,164,429		$1,242,907		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	46	12/18/20	$8,537	$149,537

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$149,537

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,402,477

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,010,319

S C H E D U L E O F I N V E S T M E N T S	26

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,761,123

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,633,160,862	$—	$—	$6,633,160,862
Money Market Funds	457,164,429	—	—	457,164,429

	$7,090,325,291	$—	$—	$7,090,325,291

Derivative financial instruments(a)
Assets
Futures Contracts	$149,537	$—	$—	$149,537

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$6,277,051	0.2%

Air Freight & Logistics
XPO Logistics Inc.(a)(b)	547,133	46,320,280	1.1

Airlines
Other securities		18,486,051	0.4

Auto Components
Lear Corp.	326,644	35,620,528	0.8
Other securities		43,167,637	1.0

		78,788,165	1.8

Automobiles
Harley-Davidson Inc.(b)	918,052	22,528,996	0.5
Thor Industries Inc.(b)	330,886	31,520,200	0.8

		54,049,196	1.3

Banks
Cullen/Frost Bankers Inc.	334,303	21,378,677	0.5
East West Bancorp. Inc.	847,967	27,762,440	0.6
First Horizon National Corp.	3,316,315	31,272,850	0.7
Prosperity Bancshares Inc.	555,365	28,784,568	0.7
Signature Bank/New York NY	321,026	26,641,948	0.6
Other securities		330,146,388	7.7

		465,986,871	10.8

Biotechnology
United Therapeutics Corp.(a)(b)	266,174	26,883,574	0.6
Other securities		10,839,317	0.3

		37,722,891	0.9

Building Products
Other securities		52,776,316	1.2

Capital Markets
Interactive Brokers Group Inc., Class A	473,634	22,890,731	0.5
Other securities		65,129,625	1.5

		88,020,356	2.0

Chemicals
Ashland Global Holdings Inc.	326,084	23,125,877	0.5
RPM International Inc.	311,550	25,808,802	0.6
Other securities		92,803,520	2.2

		141,738,199	3.3

Commercial Services & Supplies
Other securities		71,929,615	1.7

Communications Equipment
Other securities		40,351,546	0.9

Construction & Engineering
AECOM(a)	960,624	40,192,508	0.9
Other securities		37,249,830	0.9

		77,442,338	1.8

Consumer Finance
Other securities		23,913,759	0.6

Containers & Packaging
Sonoco Products Co.	601,675	30,727,542	0.7
Other securities		40,150,405	0.9

		70,877,947	1.6

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Grand Canyon Education Inc.(a)(b)	283,312	$22,647,961	0.5%
Service Corp. International(b)	517,310	21,820,136	0.5
Other securities		45,376,020	1.1

		89,844,117	2.1

Diversified Financial Services
Jefferies Financial Group Inc.	1,294,070	23,293,260	0.5

Electric Utilities
OGE Energy Corp.	1,198,689	35,948,683	0.8
Other securities		50,506,687	1.2

		86,455,370	2.0

Electrical Equipment
Acuity Brands Inc.(b)	237,502	24,308,330	0.6
Regal Beloit Corp.	243,141	22,823,646	0.5
Other securities		56,156,035	1.3

		103,288,011	2.4

Electronic Equipment, Instruments & Components
Arrow Electronics Inc.(a)	464,893	36,568,483	0.8
II-VI Inc.(a)(b)	621,229	25,197,048	0.6
SYNNEX Corp.	246,952	34,588,097	0.8
Other securities		60,413,384	1.4

		156,767,012	3.6

Energy Equipment & Services
Other securities		8,912,262	0.2

Entertainment
Other securities		11,276,823	0.3

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	262,613	23,367,305	0.5
Medical Properties Trust Inc.	3,168,208	55,855,507	1.3
Omega Healthcare Investors Inc.	747,949	22,393,593	0.5
Other securities		317,138,817	7.4

		418,755,222	9.7

Food & Staples Retailing
BJ’s Wholesale Club Holdings Inc.(a)(b)	825,957	34,318,513	0.8
Other securities		22,251,219	0.5

		56,569,732	1.3

Food Products
Darling Ingredients Inc.(a)	969,656	34,936,706	0.8
Flowers Foods Inc.	1,179,502	28,697,283	0.7
Ingredion Inc.	401,554	30,389,607	0.7
Other securities		62,353,478	1.4

		156,377,074	3.6

Gas Utilities
National Fuel Gas Co.	544,957	22,119,805	0.5
UGI Corp.	1,247,887	41,155,313	1.0
Other securities		63,968,899	1.5

		127,244,017	3.0

Health Care Equipment & Supplies
Other securities		50,117,136	1.2

Health Care Providers & Services
Molina Healthcare Inc.(a)	355,266	65,027,889	1.5
Other securities		69,260,161	1.6

		134,288,050	3.1

Hotels, Restaurants & Leisure
Penn National Gaming Inc.(a)(b)	862,929	62,734,938	1.5

S C H E D U L E O F I N V E S T M E N T S	28

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$62,829,367	1.4%

		125,564,305	2.9

Household Durables
Other securities		72,947,969	1.7

Insurance
Alleghany Corp.	42,873	22,313,253	0.5
American Financial Group Inc./OH	429,842	28,790,817	0.7
First American Financial Corp.	667,736	33,994,440	0.8
Kemper Corp.	367,992	24,592,905	0.6
Old Republic International Corp.	1,694,337	24,974,527	0.6
Reinsurance Group of America Inc.	406,893	38,732,145	0.9
Other securities		92,202,431	2.1

		265,600,518	6.2

Interactive Media & Services
Other securities		11,257,550	0.3

Internet & Direct Marketing Retail
Other securities		17,586,172	0.4

IT Services
Other securities		56,850,039	1.3

Leisure Products
Mattel Inc.(a)	2,078,633	24,320,006	0.6
Other securities		14,234,365	0.3

		38,554,371	0.9

Machinery
Other securities		118,406,715	2.8

Marine
Other securities		6,250,393	0.1

Media
Other securities		42,277,606	1.0

Metals & Mining
Other securities		53,611,105	1.2

Multi-Utilities
Other securities		41,025,259	1.0

Multiline Retail
Other securities		38,348,830	0.9

Oil, Gas & Consumable Fuels
Other securities		81,468,195	1.9

Paper & Forest Products
Other securities		14,261,735	0.3

Personal Products
Other securities		26,916,460	0.6

Pharmaceuticals
Other securities		34,396,540	0.8

Professional Services
ManpowerGroup Inc.	347,987	25,517,886	0.6
Other securities		31,753,509	0.7

		57,271,395	1.3

Real Estate Management & Development
Other securities		15,418,957	0.4

Security	Shares	Value	% of Net Assets

Road & Rail
Other securities		$38,883,938	0.9%

Semiconductors & Semiconductor Equipment
Cree Inc.(a)(b)	656,974	41,875,523	1.0
First Solar Inc.(a)(b)	507,609	33,603,716	0.8
Other securities		34,031,754	0.7

		109,510,993	2.5

Software
Ceridian HCM Holding Inc.(a)(b)	311,155	25,716,961	0.6
PTC Inc.(a)	300,594	24,865,136	0.6
Other securities		27,204,636	0.6

		77,786,733	1.8

Specialty Retail
Dick’s Sporting Goods Inc.	390,296	22,590,332	0.5
Other securities		89,644,414	2.1

		112,234,746	2.6

Technology Hardware, Storage & Peripherals
Other securities		9,726,567	0.2

Textiles, Apparel & Luxury Goods
Other securities		14,418,877	0.3

Thrifts & Mortgage Finance
Other securities		14,956,429	0.4

Trading Companies & Distributors
Watsco Inc.	96,361	22,441,513	0.5
Other securities		47,686,173	1.1

		70,127,686	1.6

Water Utilities
Essential Utilities Inc.	601,548	24,212,307	0.6

Wireless Telecommunication Services
Other securities		10,976,631	0.3

Total Common Stocks (Cost: $4,993,034,482)		4,298,717,688	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	226,564,079	226,767,987	5.2
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	2,838,000	2,838,000	0.1

		229,605,987	5.3

Total Short-Term Investments (Cost: $229,395,057)		229,605,987	5.3

Total Investments In Securities (Cost: $5,222,429,539)		4,528,323,675	105.1

Other Assets, Less Liabilities		(220,527,657)	(5.1)

Net Assets		$4,307,796,018	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Value ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$232,343,506	$—	$(5,785,292	)(a)	$(23,457)	$233,230	$226,767,987	226,564,079	$921,456	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,268,000	—	(2,430,000	)(a)	—	—	2,838,000	2,838,000	4,687		—

					$(23,457)	$233,230	$229,605,987		$926,143		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	44	12/18/20	$8,166	$33,521

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$33,521

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,467,865

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$390,853

S C H E D U L E O F I N V E S T M E N T S	30

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,028,147

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,298,717,688	$—	$—	$4,298,717,688
Money Market Funds	229,605,987	—	—	229,605,987

	$4,528,323,675	$—	$—	$4,528,323,675

Derivative financial instruments(a)
Assets
Futures Contracts	$33,521	$—	$—	$33,521

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Aerojet Rocketdyne Holdings Inc.(a)(b)	845,925	$33,743,948	0.8%
Other securities		34,465,853	0.9

		68,209,801	1.7

Air Freight & Logistics
Other securities		18,575,226	0.5

Airlines
Other securities		18,009,294	0.4

Auto Components
LCI Industries	291,016	30,932,091	0.7
Other securities		23,718,679	0.6

		54,650,770	1.3

Automobiles
Other securities		20,144,945	0.5

Banks
Other securities		183,658,253	4.5

Beverages
Other securities		19,996,328	0.5

Biotechnology
Momenta Pharmaceuticals Inc.(a)	832,676	43,698,837	1.1
Other securities		71,074,606	1.7

		114,773,443	2.8

Building Products
AAON Inc.(b)	471,619	28,415,045	0.7
Simpson Manufacturing Co. Inc.	502,979	48,869,440	1.2
UFP Industries Inc.	707,688	39,991,449	1.0
Other securities		60,867,518	1.5

		178,143,452	4.4

Capital Markets
Other securities		26,251,906	0.6

Chemicals
Balchem Corp.	374,246	36,537,637	0.9
Other securities		58,135,797	1.4

		94,673,434	2.3

Commercial Services & Supplies
UniFirst Corp./MA(b)	176,422	33,409,034	0.8
Other securities		39,514,825	1.0

		72,923,859	1.8

Communications Equipment
Viavi Solutions Inc.(a)	2,641,499	30,984,783	0.8
Other securities		21,245,576	0.5

		52,230,359	1.3

Construction & Engineering
Other securities		18,378,136	0.5

Consumer Finance
Other securities		15,610,770	0.4

Diversified Consumer Services
Other securities		4,307,415	0.1

Diversified Telecommunication Services
Cogent Communications Holdings Inc.	486,933	29,240,327	0.7

Security	Shares	Value	% of Net Assets

Diversified Telecommunication Services (continued)
Other securities		$28,860,150	0.7%

		58,100,477	1.4

Electrical Equipment
Other securities		25,400,051	0.6

Electronic Equipment, Instruments & Components
Fabrinet(a)(b)	425,105	26,794,368	0.6
Itron Inc.(a)	466,616	28,342,256	0.7
Plexus Corp.(a)(b)	338,358	23,898,226	0.6
Other securities		106,847,061	2.6

		185,881,911	4.5

Energy Equipment & Services
Other securities		17,664,624	0.4

Entertainment
Other securities		13,046,970	0.3

Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	623,023	39,649,184	1.0
Innovative Industrial Properties Inc.	251,056	31,158,560	0.8
Other securities		210,448,930	5.1

		281,256,674	6.9

Food & Staples Retailing
Other securities		7,879,309	0.2

Food Products
Other securities		37,330,610	0.9

Gas Utilities
Other securities		33,116,720	0.8

Health Care Equipment & Supplies
CONMED Corp.	330,549	26,004,290	0.6
Glaukos Corp.(a)(b)	516,862	25,595,006	0.6
Neogen Corp.(a)(b)	392,663	30,725,880	0.8
Other securities		77,585,702	1.9

		159,910,878	3.9

Health Care Providers & Services
Other securities		166,882,297	4.1

Health Care Technology
Omnicell Inc.(a)(b)	311,687	23,270,551	0.6
Other securities		38,854,114	0.9

		62,124,665	1.5

Hotels, Restaurants & Leisure
Shake Shack Inc., Class A(a)(b)	411,412	26,527,846	0.7
Other securities		37,657,387	0.9

		64,185,233	1.6

Household Durables
Installed Building Products Inc.(a)(b)	262,015	26,660,026	0.6
LGI Homes Inc.(a)	255,433	29,673,652	0.7
MDC Holdings Inc.	579,473	27,293,178	0.7
Meritage Homes Corp.(a)(b)	247,981	27,374,623	0.7
Other securities		57,626,078	1.4

		168,627,557	4.1

Household Products
WD-40 Co.(b)	158,096	29,929,154	0.7

Industrial Conglomerates
Other securities		8,924,452	0.2

S C H E D U L E O F I N V E S T M E N T S	32

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Insurance
eHealth Inc.(a)(b)	297,912	$23,535,048	0.6%
Kinsale Capital Group Inc.(b)	245,486	46,686,528	1.1
Palomar Holdings Inc.(a)(b)	250,452	26,107,117	0.6
Other securities		35,220,918	0.9

		131,549,611	3.2

Interactive Media & Services
Other securities		8,878,225	0.2

Internet & Direct Marketing Retail
Stamps.com Inc.(a)(b)	113,872	27,437,459	0.7
Other securities		18,288,011	0.4

		45,725,470	1.1

IT Services
EVERTEC Inc.	690,071	23,952,364	0.6
ExlService Holdings Inc.(a)(b)	395,395	26,084,208	0.6
Other securities		110,478,206	2.7

		160,514,778	3.9

Leisure Products
YETI Holdings Inc.(a)(b)	865,731	39,234,929	1.0
Other securities		20,851,480	0.5

		60,086,409	1.5

Life Sciences Tools & Services
NeoGenomics Inc.(a)(b)	1,277,619	47,131,365	1.2

Machinery
ESCO Technologies Inc.	301,244	24,268,217	0.6
Franklin Electric Co. Inc.	443,553	26,094,223	0.6
John Bean Technologies Corp.(b)	367,073	33,730,338	0.8
Proto Labs Inc.(a)(b)	197,749	25,608,495	0.6
SPX Corp.(a)(b)	517,036	23,980,130	0.6
Watts Water Technologies Inc., Class A	317,545	31,802,132	0.8
Other securities		152,036,401	3.7

		317,519,936	7.7

Media
Other securities		15,313,644	0.4

Metals & Mining
Other securities		53,270,433	1.3

Mortgage Real Estate Investment
Other securities		25,690,166	0.6

Oil, Gas & Consumable Fuels
Other securities		29,636,584	0.7

Paper & Forest Products
Other securities		15,970,618	0.4

Personal Products
Other securities		30,014,478	0.7

Pharmaceuticals
Other securities		63,046,522	1.5

Professional Services
Exponent Inc.	597,235	43,018,837	1.0
Other securities		2,327,926	0.1

		45,346,763	1.1

Real Estate Management & Development
Other securities		16,216,768	0.4

Security	Shares	Value	% of Net Assets

Road & Rail
Saia Inc.(a)(b)	302,528	$38,160,882	0.9%
Other securities		11,447,485	0.3

		49,608,367	1.2

Semiconductors & Semiconductor Equipment
Advanced Energy Industries Inc.(a)	443,466	27,911,750	0.7
Brooks Automation Inc.(b)	853,358	39,476,341	1.0
Diodes Inc.(a)(b)	485,719	27,418,837	0.7
Power Integrations Inc.(b)	691,548	38,311,759	0.9
Other securities		98,595,793	2.4

		231,714,480	5.7

Software
Alarm.com Holdings Inc.(a)(b)	515,521	28,482,535	0.7
LivePerson Inc.(a)(b)	712,001	37,016,932	0.9
SPS Commerce Inc.(a)	406,409	31,647,069	0.8
Other securities		87,931,535	2.1

		185,078,071	4.5

Specialty Retail
Other securities		81,123,550	2.0

Technology Hardware, Storage & Peripherals
Other securities		13,746,855	0.3

Textiles, Apparel & Luxury Goods
Crocs Inc.(a)(b)	780,494	33,350,509	0.8
Other securities		17,445,967	0.4

		50,796,476	1.2

Thrifts & Mortgage Finance
Other securities		71,325,136	1.7

Tobacco
Other securities		9,128,813	0.2

Trading Companies & Distributors
Other securities		22,744,804	0.6

Water Utilities
American States Water Co.	426,725	31,983,039	0.8
Other securities		16,637,352	0.4

		48,620,391	1.2

Wireless Telecommunication Services
Other securities		14,351,794	0.4

Total Common Stocks (Cost: $4,115,272,200)		4,124,949,480	100.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	308,119,110	308,396,417	7.5

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	16,382,000	$16,382,000	0.4%

		324,778,417	7.9

Total Short-Term Investments (Cost: $324,469,699)		324,778,417	7.9

Total Investments In Securities (Cost: $4,439,741,899)		4,449,727,897	108.5

Other Assets, Less Liabilities		(349,690,286)	(8.5)

Net Assets		$4,100,037,611	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$368,568,420	$—		$(60,604,262	)(a)	$110,112	$322,147	$308,396,417	308,119,110	$1,092,252	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,212,000	12,170,000	(a)	—		—	—	16,382,000	16,382,000	5,731		—
PennyMac Mortgage Investment Trust(c)	12,985,531	2,690,653		(3,654,415)		(930,204)	14,695,915	N/A	N/A	777,323		—

						$(820,092)	$15,018,062	$324,778,417		$1,875,306		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	72	12/18/20	$5,416	$63,574

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(a)	02/27/23	$861,881	$25,680	(b)	$935,544	0.0	%(c)

S C H E D U L E O F I N V E S T M E N T S	34

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF

OTC Total Return Swaps (continued)

Reference Entity	Payment Frequency	Counterparty		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

	Monthly	JPMorgan Securities PLC	(d)	02/08/23	9,453,108	1,335,283	(e)	10,616,937	0.2%

						$1,360,963		$11,552,481

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
(b)	Amount includes $(47,983) of net dividends and financing fees.
(c)	Rounds to less than 0.1%.
(d)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Bank Funding Rate (OBFR01)
(e)	Amount includes $171,454 of net dividends, payable for referenced securities purchased and financing fees.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of September 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	732	$9,933	1.1%
City Holding Co.	833	47,989	5.1
United Community Banks Inc./GA	7,435	125,875	13.5

		183,797

Insurance
Trupanion Inc.(a)	8,590	677,751	72.4

Software
Xperi Holding Corp.	5,322	61,150	6.5

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	2,461	12,846	1.4

Total Reference Entity — Long		935,544

Net Value of Reference Entity — Goldman Sachs & Co.		$935,544

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of September 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	13,678	$299,685	2.8%
First BanCorp./Puerto Rico	7,999	41,755	0.4
Westamerica Bancorp.	511	27,773	0.3

		369,213

Insurance
James River Group Holdings Ltd.	729	32,462	0.3
Trupanion Inc.(a)	129,471	10,215,262	96.2

		10,247,724

Total Reference Entity — Long		10,616,937

Net Value of Reference Entity — JPMorgan Securities PLC		$10,616,937

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$1,360,963	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$63,574
Swaps — OTC
Unrealized appreciation on OTC swaps	$1,360,963

$1,424,537

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$796,812
Swaps	892,058

$1,688,870

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$258,497
Swaps	1,360,963

$1,619,460

S C H E D U L E O F I N V E S T M E N T S	36

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,675,393
Total return swaps:
Average notional value	$6,387,751

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$63,574	$—
Swaps - OTC	1,360,963	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,424,537	$—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(63,574)	—

Total derivative assets and liabilities subject to an MNA	$1,360,963	$—

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Assets	(a)

Goldman Sachs & Co.	$25,680	$—	$25,680
JPMorgan Securities PLC	1,335,283	—	1,335,283

	$1,360,963	$—	$1,360,963

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,124,949,480	$—	$—	$4,124,949,480
Money Market Funds	324,778,417	—	—	324,778,417

	$4,449,727,897	$—	$—	$4,449,727,897

Derivative financial instruments(a)
Assets
Futures Contracts	$63,574	$—	$—	$63,574
Swaps	—	1,360,963	—	1,360,963

	$63,574	$1,360,963	$—	$1,424,537

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$71,523,868	1.5%

Air Freight & Logistics
Atlas Air Worldwide Holdings Inc.(a)(b)	394,506	24,025,415	0.5
Hub Group Inc., Class A(a)	505,902	25,393,751	0.6
Other securities		10,350,804	0.2

		59,769,970	1.3

Airlines
SkyWest Inc.	757,449	22,617,427	0.5
Other securities		8,949,463	0.2

		31,566,890	0.7

Auto Components
Cooper Tire & Rubber Co.	759,336	24,070,951	0.5
Other securities		59,871,203	1.3

		83,942,154	1.8

Banks
BankUnited Inc.	1,093,911	23,967,590	0.5
Columbia Banking System Inc.	1,081,041	25,782,828	0.6
Old National Bancorp./IN	2,491,970	31,299,143	0.7
Pacific Premier Bancorp. Inc.	1,419,150	28,581,681	0.6
Simmons First National Corp., Class A	1,645,525	26,089,799	0.6
Other securities		386,821,689	8.1

		522,542,730	11.1

Beverages
Other securities		10,627,445	0.2

Biotechnology
Momenta Pharmaceuticals Inc.(a)	695,417	36,495,484	0.8
Other securities		52,979,319	1.1

		89,474,803	1.9

Building Products
Resideo Technologies Inc.(a)	1,863,125	20,494,375	0.5
Other securities		43,599,350	0.9

		64,093,725	1.4

Capital Markets
Calamos Asset Management Inc.(a)(c)	244,726	2	0.0
Other securities		55,475,165	1.2

		55,475,167	1.2

Chemicals
Quaker Chemical Corp.	198,823	35,730,481	0.8
Other securities		129,273,542	2.7

		165,004,023	3.5

Commercial Services & Supplies
ABM Industries Inc.	1,006,280	36,890,225	0.8
Other securities		66,311,313	1.4

		103,201,538	2.2

Communications Equipment
Other securities		35,195,288	0.7

Construction & Engineering
Arcosa Inc.	729,661	32,170,753	0.7
Other securities		32,698,165	0.7

		64,868,918	1.4

Construction Materials
Other securities		6,925,024	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Green Dot Corp., Class A(a)(b)	776,702	$39,308,888	0.8%
Other securities		43,960,157	1.0

		83,269,045	1.8

Containers & Packaging
Other securities		7,130,097	0.2

Distributors
Other securities		19,690,742	0.4

Diversified Consumer Services
Other securities		16,447,094	0.3

Diversified Telecommunication Services
Iridium Communications Inc.(a)(b)	915,387	23,415,599	0.5
Other securities		45,722,553	1.0

		69,138,152	1.5

Electrical Equipment
Other securities		22,586,993	0.5

Electronic Equipment, Instruments & Components
Sanmina Corp.(a)(b)	1,022,853	27,668,174	0.6
Other securities		103,503,732	2.2

		131,171,906	2.8

Energy Equipment & Services
Helmerich & Payne Inc.	1,622,310	23,766,842	0.5
Other securities		75,473,785	1.6

		99,240,627	2.1

Entertainment
Other securities		2,692,537	0.1

Equity Real Estate Investment Trusts (REITs)
Global Net Lease Inc.	1,350,687	21,475,923	0.5
Industrial Logistics Properties Trust	984,302	21,526,685	0.5
Lexington Realty Trust	2,130,685	22,265,658	0.5
Uniti Group Inc.	2,930,567	30,873,523	0.7
Other securities		329,123,257	6.9

		425,265,046	9.1

Food & Staples Retailing
Other securities		50,203,983	1.1

Food Products
B&G Foods Inc.	968,529	26,896,050	0.6
Cal-Maine Foods Inc.(a)(b)	560,692	21,513,752	0.5
Other securities		21,433,835	0.4

		69,843,637	1.5

Gas Utilities
Other securities		27,967,643	0.6

Health Care Equipment & Supplies
Integer Holdings Corp.(a)(b)	495,834	29,259,164	0.6
Merit Medical Systems Inc.(a)(b)	736,995	32,059,283	0.7
Neogen Corp.(a)(b)	288,169	22,549,224	0.5
Other securities		82,928,121	1.8

		166,795,792	3.6

Health Care Providers & Services
Covetrus Inc.(a)(b)	1,481,640	36,152,016	0.8
Magellan Health Inc.(a)	340,014	25,766,261	0.5
Owens & Minor Inc.	962,732	24,174,201	0.5
Other securities		80,667,992	1.8

		166,760,470	3.6

S C H E D U L E O F I N V E S T M E N T S	38

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology
Other securities		$72,897,676	1.6%

Hotels, Restaurants & Leisure
Brinker International Inc.	680,227	29,059,297	0.6
Other securities		50,853,041	1.1

		79,912,338	1.7

Household Durables
Meritage Homes Corp.(a)(b)	244,071	26,942,998	0.6
Other securities		67,694,035	1.4

		94,637,033	2.0

Household Products
Central Garden & Pet Co., Class A, NVS(a)(b)	586,062	21,180,281	0.5
Other securities		5,865,557	0.1

		27,045,838	0.6

Insurance
American Equity Investment Life Holding Co.	1,388,000	30,522,120	0.6
Horace Mann Educators Corp.	624,075	20,844,105	0.4
Other securities		103,822,263	2.3

		155,188,488	3.3

Internet & Direct Marketing Retail
Stamps.com Inc.(a)(b)	116,731	28,126,335	0.6
Other securities		6,138,393	0.1

		34,264,728	0.7

IT Services
Other securities		23,452,394	0.5

Leisure Products
Other securities		33,837,719	0.7

Life Sciences Tools & Services
Other securities		17,084,340	0.4

Machinery
Hillenbrand Inc.	1,128,016	31,990,534	0.7
Other securities		157,319,426	3.3

		189,309,960	4.0

Marine
Matson Inc.	650,204	26,066,678	0.6

Media
Other securities		25,205,457	0.5

Metals & Mining
Other securities		85,228,820	1.8

Mortgage Real Estate Investment
Other securities		81,060,851	1.7

Multi-Utilities
Avista Corp.	1,025,133	34,977,538	0.7

Multiline Retail
Big Lots Inc.	538,844	24,032,443	0.5
Macy’s Inc.(b)	4,650,156	26,505,889	0.6

		50,538,332	1.1

Oil, Gas & Consumable Fuels
Range Resources Corp.(b)	3,865,360	25,588,683	0.5
Renewable Energy Group Inc.(a)(b)	588,932	31,460,748	0.7
Southwestern Energy Co.(a)(b)	9,139,491	21,477,804	0.5

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels (continued)
Other securities		$47,442,490	1.0%

		125,969,725	2.7

Paper & Forest Products
Boise Cascade Co.	591,653	23,618,788	0.5
Other securities		25,621,110	0.5

		49,239,898	1.0

Personal Products
Other securities		13,315,920	0.3

Pharmaceuticals
Progenics Pharmaceuticals Inc.(b)(c)	181,178	2	0.0
Other securities		48,985,159	1.0

		48,985,161	1.0

Professional Services
Korn Ferry	849,253	24,628,337	0.5
Other securities		30,387,878	0.7

		55,016,215	1.2

Real Estate Management & Development
Other securities		23,964,905	0.5

Road & Rail
Other securities		25,353,505	0.5

Semiconductors & Semiconductor Equipment
Other securities		82,447,304	1.8

Software
Other securities		19,878,161	0.4

Specialty Retail
Bed Bath & Beyond Inc.(b)	1,902,401	28,497,967	0.6
Group 1 Automotive Inc.	259,014	22,894,248	0.5
Other securities		174,316,834	3.7

		225,709,049	4.8

Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.(a)(b)	2,269,359	40,848,462	0.9
Wolverine World Wide Inc.	1,235,880	31,935,139	0.7
Other securities		47,328,193	1.0

		120,111,794	2.6

Thrifts & Mortgage Finance
Other securities		78,491,265	1.7

Tobacco
Other securities		22,163,247	0.5

Trading Companies & Distributors
Other securities		37,285,980	0.8

Water Utilities
Other securities		10,691,220	0.2

Wireless Telecommunication Services
Other securities		17,271,686	0.4

Total Common Stocks (Cost: $5,793,500,198)		4,709,018,532	100.5

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(e)(f)	346,279,764	346,591,416	7.4

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	10,150,000	$10,150,000	0.2%

		356,741,416	7.6

Total Short-Term Investments (Cost: $356,419,595)		356,741,416	7.6

Total Investments In Securities (Cost: $6,149,919,793)		5,065,759,948	108.1

Other Assets, Less Liabilities		(379,071,678)	(8.1)

Net Assets		$4,686,688,270	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$288,971,308	$57,266,105	(a)	$—		$10,736	$343,267	$346,591,416	346,279,764	$3,702,039	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,110,000	—		(38,960,000	)(a)	—	—	10,150,000	10,150,000	14,314		—

						$10,736	$343,267	$356,741,416		$3,716,353		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	133	12/18/20	$10,004	$149,471

S C H E D U L E O F I N V E S T M E N T S	40

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(a)	02/27/23	$1,590,771	$(145,694	)(b)	$1,560,871	0.0	%(c)
	Monthly	JPMorgan Securities PLC(d)	02/08/23	1,816,957	21,813	(e)	1,839,825	0.0	(c)

					$(123,881)		$3,400,696

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
(b)	Amount includes $(115,794) of net dividends and financing fees.
(c)	Rounds to less than 0.1%.
(d)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Bank Funding Rate (OBFR01)
(e)	Amount includes $(1,055) of net dividends, payable for referenced securities purchased and financing fees.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of September 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	7,939	$173,943	11.2%
Banner Corp.	4,270	137,750	8.8
Berkshire Hills Bancorp. Inc.	37,422	378,336	24.2
Brookline Bancorp. Inc.	1,630	14,091	0.9
Central Pacific Financial Corp.	302	4,098	0.3
First BanCorp./Puerto Rico	3,404	17,769	1.1
Hanmi Financial Corp.	5,316	43,644	2.8
Hope Bancorp Inc.	4,746	35,998	2.3
OFG Bancorp.	11	137	0.0
Westamerica Bancorp.	881	47,882	3.1

		853,648

Consumer Finance
Green Dot Corp. Class A(a)	5,643	285,592	18.3

Insurance
Employers Holdings Inc.	4,207	127,262	8.2

Multiline Retail
Macy’s Inc.	32,805	186,989	12.0

Semiconductors & Semiconductor Equipment
Photronics Inc.	2,430	24,203	1.5

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	9,041	83,177	5.3

Total Reference Entity — Long		1,560,871

Net Value of Reference Entity — Goldman Sachs & Co.		$1,560,871

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of September 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	2,028	$27,520	1.5%
City Holding Co.	579	33,356	1.8
Eagle Bancorp. Inc.	1,722	46,132	2.5
First Commonwealth Financial Corp.	862	6,672	0.4
Hanmi Financial Corp.	2,399	19,696	1.1
OFG Bancorp.	3,821	47,610	2.6
Pacific Premier Bancorp. Inc.	1,425	28,700	1.5
United Community Banks Inc./GA	1,380	23,363	1.3

		233,049

Commercial Services & Supplies
Pitney Bowes Inc.	24,385	129,484	7.0

Consumer Finance
Green Dot Corp. Class A(a)	23,270	1,177,695	64.0

Insurance
ProAssurance Corp.	820	12,825	0.7

Oil, Gas & Consumable Fuels
Renewable Energy Group Inc.	4,155	221,960	12.1

Thrifts & Mortgage Finance
HomeStreet Inc.	2,516	64,812	3.5

Total Reference Entity — Long		1,839,825

Net Value of Reference Entity — JPMorgan Securities PLC		$1,839,825

(a)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	42

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$21,813	$(145,694)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$149,471
Swaps — OTC
Unrealized appreciation on OTC swaps	$21,813

$171,284

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps	$145,694

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$4,913,446
Swaps	2,529,595

$7,443,041

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(566,616)
Swaps	779,942

$213,326

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,610,407
Total return swaps:
Average notional value	$18,157,830

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$149,471	$—
Swaps - OTC	21,813	145,694

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$171,284	$145,694
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(149,471)	—

Total derivative assets and liabilities subject to an MNA	$21,813	$145,694

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offse	t(a)	Net Amount of Derivative Assets	(b)

JPMorgan Securities PLC	$21,813	$—		$21,813

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities	(c)

Goldman Sachs & Co.	$145,694	$—		$145,694

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,709,018,528	$—	$4	$4,709,018,532
Money Market Funds	356,741,416	—	—	356,741,416

	$5,065,759,944	$—	$4	$5,065,759,948

Derivative financial instruments(a)
Assets
Futures Contracts	$149,471	$—	$—	$149,471
Swaps	—	21,813	—	21,813
Liabilities
Swaps	—	(145,694)	—	(145,694)

	$149,471	$(123,881)	$—	$25,590

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	44

Statements of Assets and Liabilities (unaudited)

September 30, 2020

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,885,855,182	$29,895,888,959	$15,562,928,506	$6,633,160,862
Affiliated(c)	43,764,866	210,929,178	151,513,225	457,164,429
Cash	5,034	1,827	7,661	9,774
Cash pledged:
Futures contracts	706,640	3,373,340	3,533,360	690,470
Receivables:
Investments sold	—	—	—	18,494,846
Securities lending income — Affiliated	3,627	65,721	33,166	106,735
Variation margin on futures contracts	48,497	231,501	242,488	56,583
Capital shares sold	—	—	—	18,009
Dividends	3,741,204	11,572,805	18,849,270	4,220,966

Total assets	6,934,125,050	30,122,063,331	15,737,107,676	7,113,922,674

LIABILITIES
Collateral on securities loaned, at value	8,531,112	103,138,980	68,298,278	451,240,630
Payables:
Investments purchased	—	—	—	18,212,793
Capital shares redeemed	8,848	37,334	—	—
Investment advisory fees	1,150,393	4,468,212	2,348,087	1,288,003

Total liabilities	9,690,353	107,644,526	70,646,365	470,741,426

NET ASSETS	$6,924,434,697	$30,014,418,805	$15,666,461,311	$6,643,181,248

NET ASSETS CONSIST OF:
Paid-in capital	$5,888,382,815	$18,805,595,835	$17,239,811,555	$5,883,753,121
Accumulated earnings (loss)	1,036,051,882	11,208,822,970	(1,573,350,244)	759,428,127

NET ASSETS	$6,924,434,697	$30,014,418,805	$15,666,461,311	$6,643,181,248

Shares outstanding	44,450,000	129,700,000	139,100,000	27,750,000

Net asset value	$155.78	$231.41	$112.63	$239.39

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$8,402,369	$101,481,604	$67,042,124	$446,547,233
(b) Investments, at cost — Unaffiliated	$5,874,082,024	$18,803,443,986	$16,338,641,361	$5,833,085,534
(c) Investments, at cost — Affiliated	$38,943,530	$202,576,262	$138,544,725	$456,820,819

See notes to financial statements.

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2020

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,298,717,688	$4,124,949,480	$4,709,018,532
Affiliated(c)	229,605,987	324,778,417	356,741,416
Cash	29,226	4,023	5,675
Cash pledged:
Futures contracts	660,510	464,000	1,096,000
Receivables:
Investments sold	—	—	58,500
Securities lending income — Affiliated	95,328	95,846	398,003
Variation margin on futures contracts	54,123	—	—
Dividends	6,272,571	3,273,463	6,122,513
Unrealized appreciation on:
OTC swaps	—	1,360,963	21,813

Total assets	4,535,435,433	4,454,926,192	5,073,462,452

LIABILITIES
Cash received:
OTC swaps	—	1,310,000	—
Collateral on securities loaned, at value	226,728,884	308,039,372	346,372,585
Payables:
Investments purchased	—	44,669,471	39,244,269
Variation margin on futures contracts	—	9,351	22,485
Investment advisory fees	910,531	860,387	989,149
Unrealized depreciation on:
OTC swaps	—	—	145,694

Total liabilities	227,639,415	354,888,581	386,774,182

NET ASSETS	$4,307,796,018	$4,100,037,611	$4,686,688,270

NET ASSETS CONSIST OF:
Paid-in capital	$5,814,652,946	$4,216,446,547	$6,921,548,237
Accumulated loss	(1,506,856,928)	(116,408,936)	(2,234,859,967)

NET ASSETS	$4,307,796,018	$4,100,037,611	$4,686,688,270

Shares outstanding	31,950,000	23,250,000	38,300,000

Net asset value	$134.83	$176.35	$122.37

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$223,028,253	$299,201,923	$331,453,679
(b) Investments, at cost — Unaffiliated	$4,993,034,482	$4,115,272,200	$5,793,500,198
(c) Investments, at cost — Affiliated	$229,395,057	$324,469,699	$356,419,595

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	46

Statements of Operations (unaudited)

Six Months Ended September 30, 2020

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$58,347,865	$153,349,165	$220,723,174	$30,325,420
Dividends — Affiliated	425,821	1,069,855	829,519	7,869
Securities lending income — Affiliated — net	54,019	661,508	707,940	1,235,038

Total investment income	58,827,705	155,080,528	222,260,633	31,568,327

EXPENSES
Investment advisory fees	6,417,787	25,103,645	14,073,394	7,432,070
Miscellaneous	264	264	264	264

Total expenses	6,418,051	25,103,909	14,073,658	7,432,334

Net investment income	52,409,654	129,976,619	208,186,975	24,135,993

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(46,288,625)	(17,017,565)	(145,739,205)	(88,695,536)
Investments — Affiliated	(17,489)	745,494	252,329	106,649
In-kind redemptions — Unaffiliated	248,205,868	1,059,770,987	329,756,575	443,203,816
In-kind redemptions — Affiliated	961,018	1,168,687	2,037,074	—
Futures contracts	6,222,929	12,526,521	11,028,153	1,402,477

Net realized gain	209,083,701	1,057,194,124	197,334,926	356,017,406

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,421,244,030	7,863,250,585	2,118,865,834	1,360,555,721
Investments — Affiliated	5,253,798	14,236,581	10,089,946	361,232
Futures contracts	(719,483)	1,628,507	768,231	1,010,319

Net change in unrealized appreciation (depreciation)	1,425,778,345	7,879,115,673	2,129,724,011	1,361,927,272

Net realized and unrealized gain	1,634,862,046	8,936,309,797	2,327,058,937	1,717,944,678

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,687,271,700	$9,066,286,416	$2,535,245,912	$1,742,080,671

See notes to financial statements.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$50,221,427	$21,347,331	$40,632,871
Dividends — Affiliated	4,687	783,054	14,314
Securities lending income — Affiliated — net	921,456	1,092,252	3,702,039
Foreign taxes withheld	—	(12,569)	(106,959)

Total investment income	51,147,570	23,210,068	44,242,265

EXPENSES
Investment advisory fees	5,415,628	5,084,025	5,806,912
Miscellaneous	264	264	264

Total expenses	5,415,892	5,084,289	5,807,176

Net investment income	45,731,678	18,125,779	38,435,089

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(200,022,431)	44,102,323	(388,456,889)
Investments — Affiliated	(23,457)	(361,397)	10,736
In-kind redemptions — Unaffiliated	(30,926,486)	186,467,311	21,832,602
In-kind redemptions — Affiliated	—	(458,695)	—
Futures contracts	2,467,865	796,812	4,913,446
Swaps	—	892,058	2,529,595

Net realized gain (loss)	(228,504,509)	231,438,412	(359,170,510)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,057,417,434	670,500,002	1,246,185,715
Investments — Affiliated	233,230	15,018,062	343,267
Futures contracts	390,853	258,497	(566,616)
Swaps	—	1,360,963	779,942

Net change in unrealized appreciation (depreciation)	1,058,041,517	687,137,524	1,246,742,308

Net realized and unrealized gain	829,537,008	918,575,936	887,571,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$875,268,686	$936,701,715	$926,006,887

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	48

Statements of Changes in Net Assets

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$52,409,654	$96,716,035	$129,976,619	$308,777,656
Net realized gain	209,083,701	549,379,317	1,057,194,124	2,085,117,875
Net change in unrealized appreciation (depreciation)	1,425,778,345	(797,427,354)	7,879,115,673	(2,821,788,700)

Net increase (decrease) in net assets resulting from operations	1,687,271,700	(151,332,002)	9,066,286,416	(427,893,169)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(52,254,664)	(105,665,467)	(133,972,437)	(394,328,138)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	436,732,002	285,347,345	(1,225,274,460)	578,700,113

NET ASSETS
Total increase (decrease) in net assets	2,071,749,038	28,349,876	7,707,039,519	(243,521,194)
Beginning of period	4,852,685,659	4,824,335,783	22,307,379,286	22,550,900,480

End of period	$6,924,434,697	$4,852,685,659	$30,014,418,805	$22,307,379,286

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$208,186,975	$385,171,555	$24,135,993	$73,810,061
Net realized gain	197,334,926	1,717,177,161	356,017,406	635,219,033
Net change in unrealized appreciation (depreciation)	2,129,724,011	(3,956,119,930)	1,361,927,272	(1,873,634,892)

Net increase (decrease) in net assets resulting from operations	2,535,245,912	(1,853,771,214)	1,742,080,671	(1,164,605,798)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(200,589,030)	(389,148,196)	(25,299,354)	(80,679,104)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(856,024,136)	1,196,316,317	(333,696,553)	(985,376,484)

NET ASSETS
Total increase (decrease) in net assets	1,478,632,746	(1,046,603,093)	1,383,084,764	(2,230,661,386)
Beginning of period	14,187,828,565	15,234,431,658	5,260,096,484	7,490,757,870

End of period	$15,666,461,311	$14,187,828,565	$6,643,181,248	$5,260,096,484

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	50

Statements of Changes in Net Assets (continued)

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$45,731,678	$118,269,162	$18,125,779	$46,786,488
Net realized gain (loss)	(228,504,509)	440,038,248	231,438,412	388,166,871
Net change in unrealized appreciation (depreciation)	1,058,041,517	(2,177,692,209)	687,137,524	(1,509,015,770)

Net increase (decrease) in net assets resulting from operations	875,268,686	(1,619,384,799)	936,701,715	(1,074,062,411)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(43,932,475)	(125,017,275)	(16,615,021)	(50,853,269)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(334,571,951)	(800,250,817)	(335,203,140)	(940,151,365)

NET ASSETS
Total increase (decrease) in net assets	496,764,260	(2,544,652,891)	584,883,554	(2,065,067,045)
Beginning of period	3,811,031,758	6,355,684,649	3,515,154,057	5,580,221,102

End of period	$4,307,796,018	$3,811,031,758	$4,100,037,611	$3,515,154,057

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares S&P Small-Cap 600 Value ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$38,435,089	$90,773,839
Net realized gain (loss)	(359,170,510)	450,844,322
Net change in unrealized appreciation (depreciation)	1,246,742,308	(2,416,136,765)

Net increase (decrease) in net assets resulting from operations	926,006,887	(1,874,518,604)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(42,548,910)	(109,063,434)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(317,686,499)	(50,705,049)

NET ASSETS
Total increase (decrease) in net assets	565,771,478	(2,034,287,087)
Beginning of period	4,120,916,792	6,155,203,879

End of period	$4,686,688,270	$4,120,916,792

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	52

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$118.50		$125.31	$115.89	$104.70	$91.38	$90.25

Net investment income(a)	1.18		2.48	2.35	2.17	2.02	1.91
Net realized and unrealized gain (loss)(b)	37.27		(6.58)	9.45	11.20	13.38	1.14

Net increase (decrease) from investment operations	38.45		(4.10)	11.80	13.37	15.40	3.05

Distributions(c)
From net investment income		(1.17)	(2.71)	(2.38)	(2.18)	(2.08)	(1.92)

Total distributions		(1.17)	(2.71)	(2.38)	(2.18)	(2.08)	(1.92)

Net asset value, end of period	$155.78		$118.50	$125.31	$115.89	$104.70	$91.38

Total Return
Based on net asset value	32.52	%(d)	(3.42)%	10.25%	12.85%	17.03%	3.43%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.63	%(e)	1.86%	1.94%	1.92%	2.08%	2.12%

Supplemental Data
Net assets, end of period (000)	$6,924,435		$4,852,686	$4,824,336	$5,024,007	$4,612,077	$4,546,237

Portfolio turnover rate(f)	3	%(d)	4%	7%	4%	4%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$165.00		$172.41	$155.03	$131.58	$115.95	$113.96

Net investment income(a)	0.97		2.38	2.08	1.99	1.82	1.72
Net realized and unrealized gain (loss)(b)	66.45		(6.73)	17.35	23.48	15.66	2.06

Net increase (decrease) from investment operations	67.42		(4.35)	19.43	25.47	17.48	3.78

Distributions(c)
From net investment income		(1.01)	(3.06)	(2.05)	(2.02)	(1.85)	(1.79)

Total distributions		(1.01)	(3.06)	(2.05)	(2.02)	(1.85)	(1.79)

Net asset value, end of period	$231.41		$165.00	$172.41	$155.03	$131.58	$115.95

Total Return
Based on net asset value	40.92	%(d)	(2.65)%	12.59%	19.45%	15.21%	3.36%

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.93	%(e)	1.30%	1.27%	1.36%	1.50%	1.51%

Supplemental Data
Net assets, end of period (000)	$30,014,419		$22,307,379	$22,550,900	$20,022,095	$16,525,973	$13,717,208

Portfolio turnover rate(f)	2	%(d)	27%	27%	21%	24%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	54

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$96.29		$112.76	$109.32	$104.03	$89.91	$92.53

Net investment income(a)	1.46		2.86	2.69	2.53	2.31	2.25
Net realized and unrealized gain (loss)(b)	16.31		(16.41)	3.53	5.26	14.11	(2.70)

Net increase (decrease) from investment operations	17.77		(13.55)	6.22	7.79	16.42	(0.45)

Distributions(c)
From net investment income	(1.43)		(2.92)	(2.78)	(2.50)	(2.30)	(2.17)

Total distributions	(1.43)		(2.92)	(2.78)	(2.50)	(2.30)	(2.17)

Net asset value, end of period	$112.63		$96.29	$112.76	$109.32	$104.03	$89.91

Total Return
Based on net asset value	18.50	%(d)	(12.34)%	5.79%	7.53%	18.44%	(0.44)%

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	2.66	%(e)	2.40%	2.43%	2.33%	2.37%	2.51%

Supplemental Data
Net assets, end of period (000)	$15,666,461		$14,187,829	$15,234,432	$14,638,372	$13,643,474	$9,660,828

Portfolio turnover rate(f)	3	%(d)	32%	31%	23%	21%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$178.61		$219.03	$218.21	$190.96	$162.57	$171.45

Net investment income(a)	0.86		2.26	2.20	1.93	1.85	1.57
Net realized and unrealized gain (loss)(b)	60.83		(40.17)	0.93	27.39	28.64	(8.68)

Net increase (decrease) from investment operations	61.69		(37.91)	3.13	29.32	30.49	(7.11)

Distributions(c)
From net investment income		(0.91)	(2.51)	(2.22)	(2.07)	(2.10)	(1.77)
From net realized gain	—		—	(0.09)	—	—	—

Total distributions		(0.91)	(2.51)	(2.31)	(2.07)	(2.10)	(1.77)

Net asset value, end of period	$239.39		$178.61	$219.03	$218.21	$190.96	$162.57

Total Return
Based on net asset value	34.57	%(d)	(17.49)%	1.45%	15.41%	18.85%	(4.15)%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	0.77	%(e)	1.01%	1.01%	0.94%	1.05%	0.96%

Supplemental Data
Net assets, end of period (000)	$6,643,181		$5,260,096	$7,490,758	$8,008,220	$6,254,058	$5,023,418

Portfolio turnover rate(f)	13	%(d)	51%	50%	40%	54%	44%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	56

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$109.83		$156.93	$154.37	$148.47	$124.02	$131.04

Net investment income(a)	1.39		3.01	2.61	2.64	2.20	2.22
Net realized and unrealized gain (loss)(b)	24.96		(46.84)	2.62	5.95	24.64	(7.00)

Net increase (decrease) from investment operations	26.35		(43.83)	5.23	8.59	26.84	(4.78)

Distributions(c)
From net investment income		(1.35)	(3.27)	(2.67)	(2.69)	(2.39)	(2.24)

Total distributions		(1.35)	(3.27)	(2.67)	(2.69)	(2.39)	(2.24)

Net asset value, end of period	$134.83		$109.83	$156.93	$154.37	$148.47	$124.02

Total Return
Based on net asset value	24.02	%(d)	(28.36)%	3.35%	5.88%	21.81%	(3.60)%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.11	%(e)	1.90%	1.65%	1.73%	1.61%	1.82%

Supplemental Data
Net assets, end of period (000)	$4,307,796		$3,811,032	$6,355,685	$5,603,679	$6,243,030	$4,334,329

Portfolio turnover rate(f)	10	%(d)	46%	44%	37%	38%	33%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$138.39		$178.57	$173.83	$153.23	$124.27	$130.16

Net investment income(a)	0.75		1.61	1.43	1.46	1.30	1.46
Net realized and unrealized gain (loss)(b)	37.90		(40.00)	4.81	20.68	29.02	(5.79)

Net increase (decrease) from investment operations	38.65		(38.39)	6.24	22.14	30.32	(4.33)

Distributions(c)
From net investment income		(0.69)	(1.79)	(1.50)	(1.54)	(1.36)	(1.56)

Total distributions		(0.69)	(1.79)	(1.50)	(1.54)	(1.36)	(1.56)

Net asset value, end of period	$176.35		$138.39	$178.57	$173.83	$153.23	$124.27

Total Return
Based on net asset value	27.95	%(d)	(21.68)%	3.59%	14.51%	24.49%	(3.33)%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.89	%(e)	0.89%	0.77%	0.90%	0.94%	1.17%

Supplemental Data
Net assets, end of period (000)	$4,100,038		$3,515,154	$5,580,221	$5,128,053	$4,374,747	$3,131,695

Portfolio turnover rate(f)	13	%(d)	64%	45%	47%	52%	45%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	58

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$100.27		$147.61	$150.98	$138.72	$113.35	$118.82

Net investment income(a)	0.98		2.19	2.40	2.06	1.91	1.59
Net realized and unrealized gain (loss)(b)	22.22		(46.89)	(3.43)	12.28	25.38	(5.45)

Net increase (decrease) from investment operations	23.20		(44.70)	(1.03)	14.34	27.29	(3.86)

Distributions(c)
From net investment income		(1.10)	(2.64)	(2.34)	(2.08)	(1.92)	(1.61)

Total distributions		(1.10)	(2.64)	(2.34)	(2.08)	(1.92)	(1.61)

Net asset value, end of period	$122.37		$100.27	$147.61	$150.98	$138.72	$113.35

Total Return
Based on net asset value	23.18	%(d)	(30.75)%	(0.71)%	10.38%	24.19%	(3.22)%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.65	%(e)	1.48%	1.54%	1.41%	1.50%	1.43%

Supplemental Data
Net assets, end of period (000)	$4,686,688		$4,120,917	$6,155,204	$5,163,592	$4,869,213	$3,434,471

Portfolio turnover rate(f)	15	%(d)	53%	38%	39%	48%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100(a)	Diversified
S&P 500 Growth(a)	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
S&P 100
BofA Securities, Inc.	$6,793,921	$6,793,921		$—	$—
JPMorgan Securities LLC	1,608,448	1,608,448		—	—

	$8,402,369	$8,402,369		$—	$—

S&P 500 Growth
Barclays Bank PLC	$3,669,919	$3,669,919		$—	$—
BNP Paribas Prime Brokerage International Ltd.	6,625,925	6,625,925		—	—
BNP Paribas Securities Corp.	2,166,639	2,166,639		—	—
BofA Securities, Inc.	11,036,212	11,036,212		—	—
Citigroup Global Markets Inc.	38,173,441	38,173,441		—	—
JPMorgan Securities LLC	20,462,402	20,462,402		—	—
Nomura Securities International Inc.	65,571	65,571		—	—
SG Americas Securities LLC	12,445,142	12,445,142		—	—
UBS AG	43,852	43,852		—	—
UBS Securities LLC	96,575	96,575		—	—
Virtu Americas LLC	895,648	895,648		—	—
Wells Fargo Bank, National Association	5,800,278	5,800,278		—	—

	$101,481,604	$101,481,604		$—	$—

S&P 500 Value
Barclays Capital Inc.	$49,940	$49,940		$—	$—
BNP Paribas Prime Brokerage International Ltd.	2,417,417	2,417,417		—	—
BNP Paribas Securities Corp.	3,448,233	3,448,233		—	—
BofA Securities, Inc.	10,067,384	10,067,384		—	—
Citigroup Global Markets Inc.	16,887,364	16,887,364		—	—
Credit Suisse Securities (USA) LLC	116,918	116,918		—	—
Goldman Sachs & Co.	666,880	666,880		—	—
HSBC Bank PLC	1,372,755	1,372,755		—	—
Jefferies LLC	9,374,509	9,374,509		—	—
JPMorgan Securities LLC	11,601,698	11,601,698		—	—
Morgan Stanley & Co. LLC	1,463,236	1,463,236		—	—
National Financial Services LLC	129,145	129,145		—	—
SG Americas Securities LLC	1,959,036	1,959,036		—	—
UBS AG	7,114,756	7,114,756		—	—
UBS Securities LLC	34,715	34,715		—	—
Wells Fargo Bank, National Association	72,072	72,072		—	—
Wells Fargo Securities LLC	266,066	266,066		—	—

	$67,042,124	$67,042,124		$—	$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
S&P Mid-Cap 400 Growth
Barclays Bank PLC	$4,609,819	$4,609,819		$—	$—
Barclays Capital Inc.	267,372	267,372		—	—
BNP Paribas Prime Brokerage International Ltd.	24,735,247	24,735,247		—	—
BNP Paribas Securities Corp.	338,619	338,421		—	(198	)(b)
BofA Securities, Inc.	8,413,798	8,413,798		—	—
Citigroup Global Markets Inc.	36,005,922	36,005,922		—	—
Credit Suisse Securities (USA) LLC	12,616,043	12,616,043		—	—
Deutsche Bank Securities Inc.	25,932	25,932		—	—
Goldman Sachs & Co.	34,070,924	34,070,924		—	—
HSBC Bank PLC	25,841,275	25,841,275		—	—
JPMorgan Securities LLC	132,530,571	132,530,571		—	—
Morgan Stanley & Co. LLC	93,972,153	93,972,153		—	—
National Financial Services LLC	7,970,735	7,970,735		—	—
Nomura Securities International Inc.	489,160	489,160		—	—
RBC Capital Markets LLC	177,136	177,136		—	—
SG Americas Securities LLC	1,024,281	1,024,281		—	—
State Street Bank & Trust Company	695,835	695,835		—	—
TD Prime Services LLC	7,726,843	7,726,843		—	—
UBS AG	49,252,913	49,252,913		—	—
UBS Securities LLC	4,363,649	4,363,649		—	—
Virtu Americas LLC	299,439	299,439		—	—
Wells Fargo Bank, National Association	279,364	279,364		—	—
Wells Fargo Securities LLC	840,203	840,203		—	—

	$446,547,233	$446,547,035		$—	$(198)

S&P Mid-Cap 400 Value
Barclays Bank PLC	$12,447,137	$12,447,137		$—	$—
Barclays Capital Inc.	2,753,384	2,753,384		—	—
BNP Paribas Prime Brokerage International Ltd.	14,929,959	14,929,959		—	—
BNP Paribas Securities Corp.	314,460	314,460		—	—
BofA Securities, Inc.	13,367,834	13,367,834		—	—
Citigroup Global Markets Inc.	16,053,270	15,980,583		—	(72,687	)(b)
Credit Suisse Securities (USA) LLC	1,350,636	1,329,819		—	(20,817	)(b)
Goldman Sachs & Co.	12,631,739	12,631,739		—	—
HSBC Bank PLC	33,177,259	32,632,939		—	(544,320	)(b)
JPMorgan Securities LLC	57,050,994	57,050,994		—	—
Morgan Stanley & Co. LLC	24,714,802	24,714,802		—	—
National Financial Services LLC	2,379,161	2,379,161		—	—
Nomura Securities International Inc.	11,907	11,907		—	—
Scotia Capital (USA) Inc.	15,846	15,846		—	—
State Street Bank & Trust Company	1,380,661	1,380,661		—	—
TD Prime Services LLC	3,909,855	3,909,855		—	—
UBS AG	5,869,617	5,869,617		—	—
UBS Securities LLC	4,999,432	4,999,432		—	—
Virtu Americas LLC	6,251,168	6,251,168		—	—
Wells Fargo Bank, National Association	2,977,953	2,977,953		—	—
Wells Fargo Securities LLC	6,441,179	6,441,179		—	—

	$223,028,253	$222,390,429		$—	$(637,824)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
S&P Small-Cap 600 Growth
Barclays Bank PLC	$8,191,586	$8,191,586		$—	$—
Barclays Capital Inc.	25,643,381	25,643,381		—	—
BNP Paribas Prime Brokerage International Ltd.	47,214,566	47,214,566		—	—
BNP Paribas Securities Corp.	1,784,362	1,784,362		—	—
BofA Securities, Inc.	15,019,982	15,019,982		—	—
Citigroup Global Markets Inc.	28,467,221	28,467,221		—	—
Credit Suisse Securities (USA) LLC	8,846,945	8,846,945		—	—
Deutsche Bank Securities Inc.	339,700	334,714		—	(4,986	)(b)
Goldman Sachs & Co.	13,773,392	13,773,392		—	—
HSBC Bank PLC	25,490	25,490		—	—
Jefferies LLC	721,629	721,629		—	—
JPMorgan Securities LLC	73,215,121	73,215,121		—	—
Morgan Stanley & Co. LLC	25,199,691	25,199,691		—	—
National Financial Services LLC	7,872,611	7,872,611		—	—
Natixis Securities Americas LLC	245,500	245,500		—	—
Nomura Securities International Inc.	68,642	68,642		—	—
Scotia Capital (USA) Inc.	1,554,987	1,554,987		—	—
SG Americas Securities LLC	2,629,061	2,629,061		—	—
State Street Bank & Trust Company	585,026	585,026		—	—
UBS AG	8,365,710	8,365,710		—	—
UBS Securities LLC	5,038,619	5,021,095		—	(17,524	)(b)
Wells Fargo Bank, National Association	7,509,055	7,509,055		—	—
Wells Fargo Securities LLC	16,889,646	16,889,646		—	—

	$299,201,923	$299,179,413		$—	$(22,510)

S&P Small-Cap 600 Value
Barclays Bank PLC	$14,377,725	$14,377,725		$—	$—
Barclays Capital Inc.	1,447,260	1,447,260		—	—
BNP Paribas Prime Brokerage International Ltd.	17,161,033	17,161,033		—	—
BNP Paribas Securities Corp.	6,363,459	6,363,459		—	—
BofA Securities, Inc.	15,880,205	15,880,205		—	—
Citigroup Global Markets Inc.	26,800,381	26,800,381		—	—
Credit Suisse Securities (USA) LLC	3,558,151	3,558,151		—	—
Deutsche Bank Securities Inc.	133,096	133,096		—	—
Goldman Sachs & Co.	37,622,622	37,622,622		—	—
Jefferies LLC	113,113	113,113		—	—
JPMorgan Securities LLC	71,018,657	71,018,657		—	—
Morgan Stanley & Co. LLC	68,428,679	68,428,679		—	—
National Financial Services LLC	26,155,066	26,155,066		—	—
Scotia Capital (USA) Inc.	141,974	141,974		—	—
SG Americas Securities LLC	540,639	540,639		—	—
State Street Bank & Trust Company	817,632	817,632		—	—
UBS AG	14,100,842	14,100,842		—	—
UBS Securities LLC	4,062,011	4,062,011		—	—
Virtu Americas LLC	238,260	238,260		—	—
Wells Fargo Securities LLC	22,492,874	22,492,874		—	—

	$331,453,679	$331,453,679		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Total return swaps are entered into by the iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund

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Notes to Financial Statements (unaudited) (continued)

bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $5 billion	0.25%
Over $5 billion, up to and including $7.5 billion	0.24
Over $7.5 billion, up to and including $10 billion	0.23
Over $10 billion	0.21

For its investment advisory services to each of the iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Average Daily Net Assets	Investment Advisory Fee
First $5 billion	0.2500%
Over $5 billion, up to and including $7.5 billion	0.2375
Over $7.5 billion	0.2256

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees

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Notes to Financial Statements (unaudited) (continued)

each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
S&P 100	$21,461
S&P 500 Growth	265,015
S&P 500 Value	263,921
S&P Mid-Cap 400 Growth	487,673
S&P Mid-Cap 400 Value	359,292
S&P Small-Cap 600 Growth	438,285
S&P Small-Cap 600 Value	1,311,220

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
S&P 100	$28,115,365	$44,927,184	$(11,602,311)
S&P 500 Growth	307,631,418	107,829,421	(9,480,955)
S&P 500 Value	78,733,401	85,914,381	(55,750,899)
S&P Mid-Cap 400 Growth	30,246,593	141,692,331	(16,448,227)
S&P Mid-Cap 400 Value	91,239,459	54,689,793	(30,825,879)
S&P Small-Cap 600 Value	282,934,589	113,285,555	(5,968,260)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
S&P 100	$187,803,302	$176,017,378
S&P 500 Growth	548,421,551	531,752,307
S&P 500 Value	544,791,845	535,662,849
S&P Mid-Cap 400 Growth	808,389,929	809,911,329
S&P Mid-Cap 400 Value	437,330,497	430,893,229
S&P Small-Cap 600 Growth	540,302,562	514,142,567
S&P Small-Cap 600 Value	717,042,258	671,658,733

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$1,299,136,131	$863,686,967
S&P 500 Growth	827,190,983	2,048,590,942
S&P 500 Value	1,386,507,470	2,234,215,204
S&P Mid-Cap 400 Growth	872,656,591	1,193,245,155
S&P Mid-Cap 400 Value	144,010,997	474,333,885
S&P Small-Cap 600 Growth	434,830,921	756,251,310
S&P Small-Cap 600 Value	309,731,256	580,788,042

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
S&P 100	$113,238,631
S&P 500 Growth	677,876,502
S&P 500 Value	416,249,228
S&P Mid-Cap 400 Growth	340,937,915
S&P Mid-Cap 400 Value	398,181,116
S&P Small-Cap 600 Growth	307,435,232
S&P Small-Cap 600 Value	458,791,332

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$5,942,973,985	$1,586,049,213	$(599,373,034)	$986,676,179
S&P 500 Growth	19,043,609,072	11,612,841,046	(549,466,907)	11,063,374,139
S&P 500 Value	16,560,873,146	1,433,571,124	(2,279,840,540)	(846,269,416)
S&P Mid-Cap 400 Growth	6,319,270,687	1,361,712,649	(590,508,508)	771,204,141
S&P Mid-Cap 400 Value	5,269,540,301	352,964,036	(1,094,147,141)	(741,183,105)
S&P Small-Cap 600 Growth	4,481,005,463	558,025,622	(587,878,651)	(29,853,029)
S&P Small-Cap 600 Value	6,242,120,892	464,708,283	(1,641,043,637)	(1,176,335,354)

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Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations,

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Notes to Financial Statements (unaudited) (continued)

financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
S&P 100
Shares sold	9,800,000	$1,304,200,587	20,650,000	$2,547,941,955
Shares redeemed	(6,300,000)	(867,468,585)	(18,200,000)	(2,262,594,610)

Net increase	3,500,000	$436,732,002	2,450,000	$285,347,345

S&P 500 Growth
Shares sold	4,300,000	$830,001,379	34,500,000	$6,169,953,909
Shares redeemed	(9,800,000)	(2,055,275,839)	(30,100,000)	(5,591,253,796)

Net increase (decrease)	(5,500,000)	$(1,225,274,460)	4,400,000	$578,700,113

S&P 500 Value
Shares sold	12,750,000	$1,392,052,557	67,150,000	$7,972,765,072
Shares redeemed	(21,000,000)	(2,248,076,693)	(54,900,000)	(6,776,448,755)

Net increase (decrease)	(8,250,000)	$(856,024,136)	12,250,000	$1,196,316,317

S&P Mid-Cap 400 Growth
Shares sold	3,900,000	$878,179,595	1,850,000	$403,719,445
Shares redeemed	(5,600,000)	(1,211,876,148)	(6,600,000)	(1,389,095,929)

Net decrease	(1,700,000)	$(333,696,553)	(4,750,000)	$(985,376,484)

S&P Mid-Cap 400 Value
Shares sold	1,100,000	$146,508,244	9,400,000	$1,545,223,875
Shares redeemed	(3,850,000)	(481,080,195)	(15,200,000)	(2,345,474,692)

Net decrease	(2,750,000)	$(334,571,951)	(5,800,000)	$(800,250,817)

S&P Small-Cap 600 Growth
Shares sold	2,550,000	$451,698,464	550,000	$93,536,927
Shares redeemed	(4,700,000)	(786,901,604)	(6,400,000)	(1,033,688,292)

Net decrease	(2,150,000)	$(335,203,140)	(5,850,000)	$(940,151,365)

S&P Small-Cap 600 Value
Shares sold	2,950,000	$362,023,485	13,750,000	$2,040,702,369
Shares redeemed	(5,750,000)	(679,709,984)	(14,350,000)	(2,091,407,418)

Net decrease	(2,800,000)	$(317,686,499)	(600,000)	$(50,705,049)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust,

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Notes to Financial Statements (unaudited) (continued)

BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares S&P 500 Value ETF received proceeds of $2,091,170 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On September 17, 2020, the Board approved a stock split for the following Funds, effective after the close of trading on October 16, 2020. The impact of the stock split will be to increase the number of shares outstanding, while decreasing the NAV per share, resulting in no effect on the net assets of the Funds.

iShares ETF	Forward Share Split
S&P 500 Growth	4 for 1
S&P Mid-Cap 400 Growth	4 for 1
S&P Mid-Cap 400 Value	2 for 1
S&P Small-Cap 600 Growth	2 for 1
S&P Small-Cap 600 Value	2 for 1

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Board Review and Approval of Investment Advisory Contract

iShares S&P 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares S&P Mid-Cap 400 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with

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independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF, iShares S&P Small-Cap 600 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

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Board Review and Approval of Investment Advisory Contract (continued)

extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	78

Board Review and Approval of Investment Advisory Contract (continued)

relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate and that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100(a)	$1.170906	$—	$0.001835	$1.172741	100%	—%	0	%(b)	100%
S&P 500 Growth(a)	1.002133	—	0.011717	1.013850	99	—	1		100
S&P 500 Value(a)	1.413354	—	0.012311	1.425665	99	—	1		100
S&P Mid-Cap 400 Growth(a)	0.833230	—	0.080632	0.913862	91	—	9		100
S&P Mid-Cap 400 Value(a)	1.298715	—	0.055951	1.354666	96	—	4		100
S&P Small-Cap 600 Growth(a)	0.625540	—	0.067199	0.692739	90	—	10		100
S&P Small-Cap 600 Value(a)	0.982036	—	0.114396	1.096432	90	—	10		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	80

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	82

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-301-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares International Preferred Stock ETF | IPFF | Cboe BZX
•	iShares Preferred and Income Securities ETF | PFF | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® International Preferred Stock ETF

Investment Objective

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	35.12	%(a)	(1.62)%	1.65%	(1.85)%	(1.62)%	8.51%	(15.25)%
Fund Market	38.08		(2.24)	1.90	(1.80)	(2.24)	9.89	(14.93)
Index	35.69		(1.20)	1.90	(1.49)	(1.20)	9.88	(12.48)

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,351.20	$3.24		$1,000.00	$1,022.30	$2.79		0.55%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	62.4%
Energy	22.7
Utilities	8.0
Real Estate	5.5
Communication Services	1.4

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Canada	84.9%
United Kingdom	8.8
Sweden	3.3
Australia	1.6
Singapore	1.4

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Preferred and Income Securities ETF

Investment Objective

The iShares Preferred and Income Securities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities, as represented by the ICE Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.53%	2.32%	4.54%	5.16%	2.32%	24.86%	65.46%
Fund Market	17.99	2.66	4.60	5.20	2.66	25.24	66.05
Index	19.09	2.97	5.35	5.96	2.97	29.79	78.37

Index performance through January 31, 2019 reflects the performance of the S&P U.S. Preferred Stock Index . Index performance beginning on February 1, 2019 through October 31, 2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index, which terminated on October 31, 2019. Index performance beginning on November 1, 2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,185.30	$2.57		$1,000.00	$1,022.70	$2.38		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	53.1%
Utilities	16.3
Real Estate	7.8
Communication Services	4.6
Health Care	4.4
Consumer Discretionary	4.1
Information Technology	2.8
Industrials	2.8
Energy	1.7
Materials	1.2
Consumer Staples	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Broadcom Inc., Series A, 8.00%	2.2%
Wells Fargo & Co., Series L, 7.50	1.6
Bank of America Corp., Series L, 7.25	1.5
GMAC Capital Trust I, Series 2, 6.07	1.2
Citigroup Capital XIII, 6.64	1.1
Danaher Corp., Series A, 4.75	1.1
NextEra Energy Inc., 5.28	1.1
Danaher Corp., Series B, 5.00	1.0
JPMorgan Chase & Co., Series EE, 6.00	0.9
JPMorgan Chase & Co., Series DD, 5.75	0.8

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	6

Schedule of Investments (unaudited) September 30, 2020	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 1.5%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	33,423	$574,252

Canada — 82.7%
AltaGas Ltd., Series K, 5.00%(a)	31,938	533,436
Bank of Montreal
Series 27, 3.85%(a)	39,131	524,383
Series 29, 3.62%(a)	31,233	401,241
Series 38, 4.85% (5 year Canadian Government Bond + 4.060%)(b)	46,908	902,165
Series 40, 4.50%(a)	39,111	689,548
Series 42, 4.40% (5 year Canadian Government Bond + 3.170%)(b)	31,304	526,596
Series 44, 4.85%(a)	31,233	473,259
Bank of Nova Scotia (The)
Series 32, 2.06% (5 year Canadian Government Bond + 1.340%)(b)	17,787	332,637
Series 34, 5.50% (5 year Canadian Government Bond + 4.510%)(b)	22,387	427,042
Series 38, 4.85%(a)	34,101	649,725
Series 40, 4.85% (5 year Canadian Government Bond + 2.430%)(b)	18,423	282,327
BCE Inc., Series AK, 2.95% (5 year Canadian Government Bond + 1.880%)(b)	59,403	517,650
Brookfield Asset Management Inc.
Series 32, 5.06% (5 year Canadian Government Bond + 2.900%)(b)	27,863	364,206
Series 46, 4.80%(a)	27,941	515,834
Series 48, 4.75%(a)	28,152	514,039
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	31,472	369,912
Series GG, 4.85%(a)	28,137	318,707
Canadian Imperial Bank of Commerce
Series 39, 3.71%(a)	15,233	194,326
Series 45, 4.40%(a)	48,540	835,800
Series 47, 4.50%(a)	19,137	263,613
Series 49, 5.20%(a)	13,375	238,412
Series 51, 5.15% (5 year Canadian Government Bond + 3.620%)(b)	8,520	159,907
Emera Inc.
Series C, 4.72% (5 year Canadian Government Bond + 2.650%)(b)	19,520	245,361
Series H, 4.90%(a)	23,423	445,752
Enbridge Inc.
Series 03, 3.74%(a)	33,487	306,353
Series 11, 4.10%(a)	27,904	289,119
Series 13, 3.04%(a)	19,532	178,979
Series 17, 5.15%(a)	41,859	771,841
Series 19, 4.90%(a)	27,904	472,953
Series B, 3.42% (5 year Canadian Government Bond + 2.400%)(b)	25,492	217,753
Series D, 4.46% (5 year Canadian Government Bond + 2.370%)(b)	25,115	239,916
Series F, 4.69% (5 year Canadian Government Bond + 2.510%)(b)	27,904	280,972
Series H, 4.38% (5 year Canadian Government Bond + 2.120%)(b)	19,532	178,248
Series N, 5.09% (5 year Canadian Government Bond + 2.650%)(b)	25,115	272,255

Security	Shares	Value

Canada (continued)
Series P, 4.38% (5 year Canadian Government Bond + 2.500%)(b)	22,324	$226,457
Series R, 4.07%(a)	22,324	221,276
Fortis Inc./Canada, Series M, 3.91%(a)	46,941	603,741
Manulife Financial Corp.
Series 17, 3.80%(a)	28,030	357,995
Series 21, 5.60%(a)	34,242	652,412
Series 23, 4.85%(a)	38,156	706,704
National Bank of Canada
Series 30, 4.03%(a)	19,330	255,997
Series 34, 5.60%(a)	24,790	472,694
Series 36, 5.40% (5 year Canadian Government Bond + 4.660%)(b)	25,291	482,815
Series 40, 4.60%(a)	15,923	225,896
Series 42, 4.95%(a)	16,423	248,727
Pembina Pipeline Corp.
Series 13, 5.75%(a)	22,991	419,974
Series 23, 5.25%(a)	25,252	425,167
Series 25, 5.20%(a)	23,801	382,384
Royal Bank of Canada
Series AZ, 3.70%(a)	33,682	458,928
Series BB, 3.65%(a)	33,682	460,188
Series BD, 3.60%(a)	40,419	588,545
Series BK, 5.50%(a)(c)	48,840	932,375
Series BM, 5.50% (5 year Canadian Government Bond + 4.800%)(b)	50,524	973,223
Series BO, 4.80%(a)	23,577	361,664
Sun Life Financial Inc., Series 04, 4.45%	33,423	575,504
TC Energy Corp.
Series 13, 5.50%(a)	36,901	698,930
Series 15, 4.90%(a)	73,865	1,348,731
Series 7, 3.90%(a)	44,250	466,766
Series 9, 3.76%(a)	33,137	346,069
Toronto-Dominion Bank (The)
Series 01, 3.66%(a)	21,366	285,200
Series 03, 3.68%(a)	21,366	285,040
Series 05, 3.88%(a)	21,366	295,117
Series 07, 3.20%(a)	14,958	217,245
Series 12, 5.50%(a)	29,912	574,391
Series 14, 4.85%(a)	42,735	815,188
Series 16, 4.50% (5 year Canadian Government Bond + 3.010%)(b)	14,958	242,889
Series 18, 4.70% (5 year Canadian Government Bond + 2.700%)(b)	14,958	227,324
Series 20, 4.75%(a)	17,093	257,851
Series 22, 5.20%(a)	14,958	272,788
Series 24, 5.10% (5 year Canadian Government Bond + 3.560%)(b)	19,219	359,273
Westcoast Energy Inc., Series 12, 5.20% (5 year Canadian Government Bond + 4.520%)(b)	33,423	631,803

		31,291,538

Singapore — 1.4%
City Developments Ltd., Preference Shares(d)	646,309	512,275

Sweden — 3.2%
Klovern AB, Preference Shares	32,134	1,213,552

United Kingdom — 8.6%
Aviva PLC 8.38%	195,215	355,847

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
8.75%	195,215	$376,037
Ecclesiastical Insurance Group PLC, 8.63%	208,348	408,069
General Accident PLC
7.88%	214,735	353,952
8.88%	273,892	527,590
Northern Electric PLC, 8.06%	249,810	524,801
Raven Property Group Ltd., 12.00%	195,899	310,241
RSA Insurance Group PLC, 7.38%	244,016	397,485

		3,254,022

Total Preferred Stocks — 97.4% (Cost: $38,556,221)		36,845,639

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	1,000	1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 97.4% (Cost: $38,557,221)		36,846,639

Other Assets, Less Liabilities — 2.6%		980,844

Net Assets — 100.0%		$37,827,483

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Convertible preferred stock.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$11	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,000	—	(10,000	)(b)	—	—	1,000	1,000	21		—

					$—	$—	$1,000		$32		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Preferred Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$36,845,639	$—	$—	$36,845,639
Money Market Funds	1,000	—	—	1,000

	$36,846,639	$—	$—	$36,846,639

See notes to financial statements.

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.3%
Armada Hoffler Properties Inc., Series A(a)	444,131	$10,881,210
Brookfield DTLA Fund Office Trust Investor Inc., Series A(a)	732,403	9,587,155
Office Properties Income Trust, Series 0000	487,664	12,474,445
Public Storage, Series M(a)	588,831	15,268,388
UMH Properties Inc., Series D(a)	397,384	9,882,940

		58,094,138

Mortgage Real Estate Investment — 0.1%
ARMOUR Residential REIT Inc., Series C(a)	404,133	9,456,712

Total Common Stocks — 0.4% (Cost: $69,883,645)		67,550,850

Preferred Stocks

Auto Components — 0.6%
Aptiv PLC, Series A, 5.50%(b)	846,490	96,008,896

Automobiles — 0.7%
Ford Motor Co.
6.00%	2,408,175	59,337,432
6.20%	2,257,670	56,148,253

		115,485,685

Banks — 26.0%
Associated Banc-Corp.
Series E, 5.88%	294,464	7,844,521
Series F, 5.63%	305,204	8,368,694
Atlantic Union Bankshares Corp., Series A, 6.88%	507,899	13,342,507
Banc of California Inc., Series E, 7.00%(c)	380,324	9,740,098
Banco Santander SA, Series 6, 4.00% (3 mo. LIBOR US + 0.520%)(d)	631,517	14,720,661
BancorpSouth Bank, Series A, 5.50%(c)	511,252	13,072,714
Bank of America Corp.
Series 02, 3.00% (3 mo. LIBOR US + 0.650%)(d)	670,818	13,966,431
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(c)(d)	470,414	11,638,042
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(d)	944,983	23,577,326
Series CC, 6.20%	2,447,753	61,977,106
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(c)(d)	710,763	17,733,537
Series EE, 6.00%	2,012,070	52,072,372
Series GG, 6.00%	3,005,438	82,078,512
Series HH, 5.88%	1,909,190	52,159,071
Series K, 6.45%(e)	2,389,904	63,021,769
Series KK, 5.38%	3,111,153	83,596,681
Series L, 7.25%(b)	171,317	254,919,696
Series LL, 5.00%	2,915,002	76,489,653
BOK Financial Corp., 5.38%	368,693	9,512,279
CIT Group Inc., Series B, 5.63%	612,787	13,695,789
Citigroup Inc.
Series J, 7.13%(c)(e)	2,797,060	78,625,357
Series K, 6.88%(e)	4,401,637	121,617,230
Series S, 6.30%	3,047,344	78,072,953
Citizens Financial Group Inc.
Series D, 6.35%(e)	883,268	24,422,360
Series E, 5.00%	1,324,890	33,466,721
Dime Community Bancshares Inc., Series A, 5.50%	404,000	9,102,120
Fifth Third Bancorp.
Series A, 6.00%	591,483	15,579,662
Series I, 6.63%(e)	1,324,890	35,361,314
Series K, 4.95%	736,111	19,271,386

Security	Shares	Value

Banks (continued)
First Citizens BancShares Inc./NC, Series A, 5.38%	1,015,773	$27,121,139
First Horizon National Corp.
6.50%	441,647	12,043,714
Series A, 6.20%	303,479	7,981,498
Series D, 6.10%(e)	298,432	7,801,013
First Midwest Bancorp. Inc./IL
Series A, 7.00%	131,124	3,594,109
Series C, 7.00%	152,521	4,191,277
First Republic Bank/CA
Series F, 5.70%	301,523	7,550,136
Series G, 5.50%	441,648	11,226,692
Series H, 5.13%	596,448	15,412,216
Series I, 5.50%	883,269	23,583,282
Series J, 4.70%(c)	1,162,956	30,434,559
Series K, 4.13%	1,467,958	37,286,133
FNB Corp./PA, 7.25%(e)	338,506	9,989,312
GMAC Capital Trust I, Series 2, 6.07% (3 mo. LIBOR US + 5.785%)(d)	8,028,212	200,464,454
Hancock Whitney Corp.
5.95%	359,167	9,557,434
6.25%	423,941	11,692,293
Heartland Financial USA Inc., Series E, 7.00% (5 year CMT + 6.675%)(e)	338,617	8,905,627
HSBC Holdings PLC, Series A, 6.20%	4,364,810	111,084,415
Huntington Bancshares Inc./OH
Series C, 5.88%(c)	304,245	8,211,573
Series D, 6.25%	1,766,537	44,658,055
JPMorgan Chase & Co.
Series AA, 6.10%	4,195,577	106,273,965
Series BB, 6.15%(c)	3,385,865	85,933,254
Series DD, 5.75%	4,994,213	136,391,957
Series EE, 6.00%	5,446,910	149,463,210
Series GG, 4.75%	2,649,850	70,115,031
KeyCorp
Series E, 6.13%(e)	1,472,144	42,927,719
Series F, 5.65%	1,251,334	33,210,404
Series G, 5.63%	1,324,890	35,891,270
People’s United Financial Inc., Series A, 5.63%(c)(e)	736,111	19,794,025
Pinnacle Financial Partners Inc., Series B, 6.75%	662,458	17,548,512
PNC Financial Services Group Inc. (The), Series P, 6.13%(e)	4,416,387	117,475,894
Popular Capital Trust I, 6.70%	445,024	12,131,354
Popular Capital Trust II, 6.13%	300,705	7,833,365
Regions Financial Corp.
Series A, 6.38%	1,472,138	37,333,420
Series B, 6.38%(e)	1,472,144	40,778,389
Series C, 5.70%(e)	1,472,144	39,880,381
Sterling Bancorp./DE, Series A, 6.50%	397,495	10,418,344
SVB Financial Group, Series A, 5.25%	1,030,523	27,514,964
Synovus Financial Corp.
Series D, 6.30%(c)(e)	588,831	15,138,845
Series E, 5.88%(e)	1,030,523	26,515,357
TCF Financial Corp., Series C, 5.70%(c)	520,110	13,309,615
Texas Capital Bancshares Inc.
6.50%	256,430	6,585,122
Series A, 6.50%	441,647	11,120,671
Truist Financial Corp.
Series F, 5.20%(a)	1,472,144	37,039,143
Series G, 5.20%(a)	1,472,196	37,055,173
Series H, 5.63%(a)	1,369,165	35,611,982

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Series I, 4.00% (3 mo. LIBOR US + 0.530%)(c)(d)	507,899	$12,849,845
Series O, 5.25%(c)	1,692,980	46,556,950
Series R, 4.75%(c)	2,723,432	70,673,060
U.S. Bancorp
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(d)	2,944,243	67,187,625
Series F, 6.50%(e)	3,238,681	86,278,462
Series H, 5.15%	1,472,133	37,436,342
Series K, 5.50%	1,692,981	45,710,487
U.S. Bancorp., Series A, 3.50% (3 mo. LIBOR US + 1.020%)(d)	60,357	58,476,879
United Community Banks Inc./GA, Series I, 6.88%	298,643	7,982,727
Valley National Bancorp
Series A, 6.25%(e)	350,815	9,363,252
Series B, 5.50%(e)	301,524	7,565,237
Webster Financial Corp., Series F, 5.25%	441,648	11,279,690
Wells Fargo & Co.
5.20%	1,474,940	37,433,977
Series L, 7.50%(b)	195,350	262,169,468
Series O, 5.13%	1,278,317	32,430,902
Series P, 5.25%	1,229,195	31,196,969
Series Q, 5.85%(e)	3,398,159	88,556,024
Series R, 6.63%(c)(e)	1,650,540	46,248,131
Series T, 6.00%(c)	259,410	6,666,837
Series V, 6.00%	1,964,903	49,790,642
Series W, 5.70%	1,964,903	50,321,166
Series X, 5.50%	2,265,432	58,901,232
Series Y, 5.63%	1,356,941	35,673,979
Series Z, 4.75%	3,964,205	99,660,114
WesBanco Inc., Series A, 6.75%(e)	441,647	11,906,803
Western Alliance Bancorp, 6.25%	430,114	11,182,964
Wintrust Financial Corp.
Series D, 6.50%(e)	381,202	9,777,831
Series E, 6.88% (5 year CMT + 6.507%)(e)	846,516	22,593,512
Zions Bancorp N.A.
Series G, 6.30%(e)	411,801	11,147,453
Series H, 5.75%(c)	384,779	9,973,472

		4,402,118,891

Capital Markets — 8.5%
Affiliated Managers Group Inc., 5.88%	903,087	24,536,874
Apollo Global Management Inc.
Series A, 6.38%	809,738	20,972,214
Series B, 6.38%	883,268	23,556,758
Ares Management Corp., Series A, 7.00%	912,743	23,548,769
B. Riley Financial Inc. 6.38%	385,526	8,998,177
6.50%	396,323	9,388,892
6.75%	319,907	7,975,282
6.88%	277,958	6,896,138
7.25%	342,932	8,367,541
7.38%	312,944	7,917,483
7.50%	335,551	8,294,821
Bank of New York Mellon Corp. (The), 5.20%	1,715,009	43,715,579
Brightsphere Investment Group Inc., 0.00%	306,024	7,849,516
Capitala Finance Corp., 5.75%(b)	115,270	2,616,629
Charles Schwab Corp. (The)
Series C, 6.00%(c)	1,766,537	44,958,367
Series D, 5.95%(c)	2,208,229	56,795,650
Cowen Inc.
7.35%(c)	339,219	8,721,320
7.75%	230,541	6,208,469

Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(d)	2,208,159	$50,456,433
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(d)	588,831	13,919,965
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(d)	3,974,695	91,855,201
Series J, 5.50%(e)	2,944,243	78,051,882
Series K, 6.38%(e)	2,060,975	58,037,056
Series N, 6.30%(c)	1,987,348	51,551,807
KKR & Co. Inc.
Series A, 6.75%	1,015,773	26,085,051
Series B, 6.50%	456,398	11,930,244
Series C, 6.00%(b)	1,692,980	88,034,960
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(d)	3,238,681	75,914,683
Series E, 7.13%(e)	2,539,445	70,088,682
Series F, 6.88%(e)	2,502,596	67,945,481
Series I, 6.38%(e)	2,944,243	80,377,834
Series K, 5.85%(e)	2,944,243	80,554,488
Series L, 4.88%	1,472,144	38,290,465
Northern Trust Corp., Series E, 4.70%	1,177,706	31,809,839
Oaktree Capital Group LLC
Series A, 6.63%(c)	530,025	14,066,863
Series B, 6.55%	691,958	18,226,174
Prospect Capital Corp., 6.25%	574,090	14,777,077
State Street Corp.
Series D, 5.90%(c)(e)	2,208,229	61,101,696
Series G, 5.35%(e)	1,472,144	40,822,553
Stifel Financial Corp.
5.20%	553,001	15,030,567
Series A, 6.25%	441,648	11,288,523
Series B, 6.25%	471,122	12,522,423
Series C, 6.13%	662,484	18,118,937

		1,442,177,363

Chemicals — 0.4%
EI du Pont de Nemours & Co., Series B, 4.50%	124,302	12,865,257
International Flavors & Fragrances Inc., 6.00%(b)	1,241,678	55,006,335

		67,871,592

Commercial Services & Supplies — 0.5%
GFL Environmental Inc., 6.00%(b)	1,166,426	62,182,170
Pitney Bowes Inc., 6.70%	946,965	17,660,897

		79,843,067

Consumer Finance — 2.4%
Capital One Financial Corp.
Series F, 6.20%(c)	1,472,144	37,068,586
Series G, 5.20%	1,766,537	45,188,016
Series H, 6.00%(c)	1,472,144	38,054,922
Series I, 5.00%	4,416,387	110,762,986
Series J, 4.80%	3,680,302	89,872,975
Series K, 4.63%	366,954	8,916,982
Navient Corp., 6.00%	903,087	19,317,031
SLM Corp., Series B, 1.95% (3 mo. LIBOR US + 1.700%)(d)	305,010	10,111,082
Synchrony Financial, Series A, 5.63%	2,208,234	54,366,721

		413,659,301

Diversified Financial Services — 1.8%
Allied Capital Corp., 6.88%	692,338	17,613,079
Citigroup Capital XIII, 6.64% (3 mo. LIBOR US + 6.370%)(d)	6,760,947	182,410,350
Compass Diversified Holdings
Series A, 7.25%(c)	301,524	6,886,808

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Series B, 7.88%(e)	301,524	$7,321,003
Series C, 7.88%	351,363	8,531,094
Equitable Holdings Inc., Series A, 5.25%	2,355,412	60,133,668
Voya Financial Inc., Series B, 5.35%(e)	889,014	24,981,293

		307,877,295

Diversified Telecommunication Services — 4.0%
AT&T Inc.
5.35%	3,980,980	105,217,301
5.63%	2,483,453	67,003,562
Series A, 5.00%	3,533,118	94,369,582
Series C, 4.75%	5,152,472	131,388,036
GCI Liberty Inc., Series A, 7.00%	529,954	14,838,712
Qwest Corp.
6.13%	2,332,923	57,786,503
6.50%	2,942,465	73,679,324
6.63%(c)	481,631	12,122,652
6.75%	1,986,749	51,198,522
7.00%	707,440	18,068,018
Telephone & Data Systems Inc.
5.88%	479,259	12,269,030
6.63%	267,982	6,983,611
6.88%	553,001	14,107,055
7.00%	737,335	18,868,403

		677,900,311

Electric Utilities — 12.5%
Alabama Power Co., Series A, 5.00%(c)	736,111	20,611,108
Algonquin Power & Utilities Corp.
6.88%(e)	864,733	24,298,997
Series 19-A, 6.20%(e)	1,052,734	29,318,642
American Electric Power Co. Inc.
6.13%(b)	1,211,639	58,776,608
6.13%(b)	1,128,800	55,333,776
CMS Energy Corp.
5.63%	602,052	15,870,091
5.88%	1,896,434	51,033,039
5.88%	842,842	22,276,314
Dominion Energy Inc., Series A, 5.25%(c)	2,408,175	61,745,607
DTE Energy Co.
5.25%	602,052	15,147,628
Series B, 5.38%	903,087	22,938,410
Series E, 5.25%	1,204,078	31,763,578
Series F, 6.00%	842,842	22,208,887
Duke Energy Corp.
5.13%	1,505,114	38,380,407
5.63%	1,505,114	41,480,942
Series A, 5.75%	2,944,243	80,937,240
Entergy Arkansas LLC
4.75%	376,269	9,451,877
4.88%	1,234,188	31,632,238
4.90%	602,052	15,129,567
Entergy Louisiana LLC
4.70%	301,061	7,592,758
4.88%	812,732	20,927,849
5.25%	602,295	15,454,890
Entergy Mississippi LLC, 4.90%	782,667	19,973,662
Entergy Texas Inc., 5.63%	406,379	10,236,687
Georgia Power Co., Series 2017, 5.00%	812,732	21,301,706
Interstate Power & Light Co., Series D, 5.10%(c)	588,831	14,973,972

Security	Shares	Value

Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	752,557	$20,477,076
NextEra Energy Capital Holdings Inc.
Series I, 5.13%	1,505,114	37,958,975
Series J, 5.00%	1,354,583	34,298,042
Series K, 5.25%	1,715,819	43,753,384
Series N, 5.65%	2,069,513	56,766,742
NextEra Energy Inc.
4.87%(b)	2,257,670	122,275,407
5.28%(b)	3,762,784	175,646,757
6.22%(b)	2,101,491	100,346,195
Pacific Gas & Electric Co., Series A, 6.00%	320,921	9,784,881
PG&E Corp., 5.50%(b)	1,204,052	118,105,461
PPL Capital Funding Inc., Series B, 5.90%	1,354,583	34,365,771
SCE Trust II, 5.10%	893,607	22,921,019
SCE Trust III, Series H, 5.75%(e)	845,229	18,831,702
SCE Trust IV, Series J, 5.38%(e)	989,272	22,090,444
SCE Trust V, Series K, 5.45%(e)	908,867	20,522,217
SCE Trust VI, 5.00%	1,429,861	32,758,115
Sempra Energy, 5.75%	2,280,193	60,903,955
Southern Co. (The)
5.25%	2,408,175	61,769,689
5.25%	1,354,609	35,274,018
6.25%	3,010,227	76,369,459
Series 2019, 6.75%(b)	2,596,261	120,829,987
Series 2020, 4.95%	3,010,227	79,349,584
Series C, 4.20%	2,251,118	56,390,506

		2,120,585,866

Electronic Equipment, Instruments & Components — 0.2%
II-VI Inc., Series A, 6.00%(b)	169,308	31,841,756

Energy Equipment & Services — 0.1%
Hoegh LNG Partners LP, Series A, 8.75%	493,741	11,602,914
Nabors Industries Ltd., Series A, 6.00%(b)	368,240	1,931,161

		13,534,075

Equity Real Estate Investment Trusts (REITs) — 7.5%
American Finance Trust Inc., Series A, 7.50%(a)	571,834	13,884,130
American Homes 4 Rent
Series D, 6.50%(a)	791,314	20,036,070
Series E, 6.35%(a)	684,716	17,337,009
Series F, 5.88%(a)	460,214	12,085,220
Series G, 5.88%(a)	350,810	9,377,151
Series H, 6.25%(a)	350,810	9,647,275
Ashford Hospitality Trust Inc.
Series F, 7.38%(a)	404,947	1,648,134
Series G, 7.38%(a)	493,042	2,026,403
Series I, 7.50%	454,921	1,883,373
Bluerock Residential Growth REIT Inc., Series A, 8.25%(a)(c	419,063	10,535,244
Boston Properties Inc., Series B, 5.25%(a)	588,831	14,826,765
Braemar Hotels & Resorts Inc., Series b, 5.50%(b)(c)	378,267	4,558,117
Brookfield Property REIT Inc., Series A, 6.38%(a)(c)	736,111	13,743,192
CBL & Associates Properties Inc.
Series D, 7.38%(a)(c)	1,478,727	1,123,833
Series E, 6.63%(a)(c)	581,025	447,796
Cedar Realty Trust Inc., Series C, 6.50%(a)	381,818	6,777,270
City Office REIT Inc., Series A, 6.63%	339,980	8,791,883
Colony Capital Inc.
Series H, 7.13%(a)	859,584	18,893,656
Series I, 7.15%(a)	1,015,825	22,957,645

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series J, 7.13%(a)	927,448	$20,867,580
CorEnergy Infrastructure Trust Inc., Series A, 7.38%(a)	377,692	6,247,026
DiamondRock Hospitality Co., 8.25%	349,359	9,083,334
Digital Realty Trust Inc.
Series C, 6.63%(a)(c)	592,540	15,352,711
Series G, 5.88%(a)	736,111	18,432,219
Series J, 5.25%(a)	588,831	15,604,021
Series K, 5.85%(a)	618,331	17,035,019
Series L, 5.20%(a)	1,015,773	27,608,710
Diversified Healthcare Trust
5.63%	1,053,644	19,260,612
6.25%	752,583	14,344,232
EPR Properties
Series C, 5.75%(a)(b)	411,777	8,149,067
Series E, 9.00%(a)(b)	259,898	7,604,615
Series G, 5.75%(a)	452,286	8,597,957
Equity Commonwealth, Series D, 6.50%(a)(b)(c)	361,776	10,509,593
Farmland Partners Inc., Series B, 6.00%(a)(f)	429,255	10,602,599
Federal Realty Investment Trust, Series C, 5.00%(c)	441,647	11,867,055
Global Net Lease Inc., Series A, 7.25%	500,550	12,864,135
Hersha Hospitality Trust
Series D, 6.50%(a)	587,124	8,436,972
Series E, 6.50%(a)	300,815	4,325,720
iStar Inc.
Series D, 8.00%(a)	301,524	7,637,603
Series I, 7.50%(a)	380,243	9,201,881
Kimco Realty Corp.
Series L, 5.13%(a)	662,472	17,317,018
Series M, 5.25%(a)	763,860	20,120,072
Lexington Realty Trust, Series C, 6.50%(a)(b)(c)	147,612	8,627,921
MFA Financial Inc., 8.00%	305,528	7,332,672
Monmouth Real Estate Investment Corp., Series C, 6.13%(a)	1,277,345	31,652,609
National Retail Properties Inc., Series F, 5.20%(a)	1,015,773	26,085,051
National Storage Affiliates Trust, Series A, 6.00%(a)	642,832	17,028,620
Office Properties Income Trust, 5.88%(c)	933,197	23,339,257
Pebblebrook Hotel Trust
Series C, 6.50%(a)	376,905	8,657,508
Series D, 6.38%(a)	376,905	8,476,593
Series E, 6.38%(a)(c)	335,935	7,546,780
Series F, 6.30%(a)	456,244	10,361,301
Pennsylvania REIT
Series C, 7.20%(a)(c)	523,083	2,380,028
Series D, 6.88%(a)(c)	397,563	2,019,620
PS Business Parks Inc.
Series W, 5.20%(a)(c)	558,721	14,459,699
Series X, 5.25%(a)	664,172	17,759,959
Series Y, 5.20%(a)	588,831	15,604,022
Series Z, 4.88%(a)	956,895	25,587,372
Public Storage
Series B, 5.40%(a)	883,294	22,550,496
Series C, 5.13%(a)	588,831	15,056,409
Series D, 4.95%(a)	956,895	24,592,201
Series E, 4.90%(a)(c)	1,030,523	26,690,546
Series F, 5.15%	824,417	21,954,225
Series G, 5.05%(a)	883,294	23,212,966
Series H, 5.60%	839,115	23,663,043
Series I, 4.88%(a)	931,096	25,176,836
Series J, 4.70%(a)	761,840	20,668,719

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series K, 4.75%(a)	677,208	$18,494,550
Series L, 4.63%(c)	1,663,480	44,780,882
QTS Realty Trust Inc.
Series A, 7.13%(a)(c)	326,241	8,841,131
Series B, 6.50%(b)	232,805	32,927,939
Ready Capital Corp., 6.20%	315,717	7,406,721
RLJ Lodging Trust, Series A, 1.95%(b)	955,256	21,904,020
Saul Centers Inc., Series E, 6.00%	331,777	8,261,247
SITE Centers Corp.
Series A, 6.38%(a)	54,029	1,346,403
Series K, 6.25%(a)	442,719	10,780,208
SL Green Realty Corp., Series I, 6.50%(a)	679,195	17,061,378
Spirit Realty Capital Inc., Series A, 6.00%(a)	507,899	13,383,139
Summit Hotel Properties Inc., Series E, 6.25%	471,121	10,505,998
Sunstone Hotel Investors Inc., Series E, 6.95%(a)	350,852	8,739,723
Taubman Centers Inc., Series K, 6.25%(a)	500,524	10,731,235
UMH Properties Inc., Series C, 6.75%(a)	717,686	18,064,157
Urstadt Biddle Properties Inc.
Series H, 6.25%(a)	335,703	8,241,509
Series K, 5.88%(a)	321,632	7,654,842
VEREIT Inc., Series F, 6.70%(a)	1,389,048	35,184,586
Vornado Realty Trust
Series K, 5.70%(a)(c)	883,294	22,409,169
Series L, 5.40%(a)	883,294	22,161,846
Series M, 5.25%(a)	940,662	23,855,188
Washington Prime Group Inc., Series H, 7.50%(a)(c)	300,721	2,727,539

		1,277,597,780

Food Products — 1.1%
CHS Inc.
8.00%(c)	903,318	25,898,127
Series 1, 7.88%	1,579,511	43,894,611
Series 2, 7.10%(e)	1,243,062	33,127,602
Series 3, 6.75%(c)(e)	1,450,045	38,063,681
Series 4, 7.50%(c)	1,523,672	42,479,976

		183,463,997

Gas Utilities — 0.3%
Entergy New Orleans LLC, 5.50%	331,105	8,823,948
South Jersey Industries Inc.
5.63%	491,509	12,730,083
7.25%(b)	345,682	11,535,409
Spire Inc., Series A, 5.90%	736,111	20,081,108

		53,170,548

Health Care Equipment & Supplies — 3.3%
Becton Dickinson and Co., Series B, 6.00%(b)	2,539,445	133,701,779
Boston Scientific Corp., Series A, 5.50%(b)	740,677	82,859,536
Danaher Corp.
Series A, 4.75%(b)	121,455	179,249,362
Series B, 5.00%(b)	126,639	161,788,921

		557,599,598

Health Care Technology — 0.1%
Change Healthcare Inc., 6.00%(b)	349,665	18,679,104

Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(b)(c)	158,754	13,213,095

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Partners LP, Series 17, 5.25%	588,839	15,492,354

Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%	483,182	9,199,785

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 10.2%
AEGON Funding Co. LLC, 5.10%	2,784,418	$70,919,126
Aegon NV, Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(d)	752,583	18,566,223
Allstate Corp. (The)
5.10%(e)	1,505,114	39,087,811
Series G, 5.63%(c)	1,692,980	46,929,406
Series H, 5.10%	3,385,864	90,673,438
Series I, 4.75%	883,268	23,627,419
American Equity Investment Life Holding Co.
Series A, 5.95%(e)	1,155,151	28,243,442
Series B, 6.63% (5 year CMT + 6.297%)(e)	581,412	15,273,693
American Financial Group Inc./OH
4.50%	600,284	16,345,733
5.13%	602,052	16,044,686
5.63%	451,521	12,186,552
5.88%	376,269	10,211,941
6.00%	451,521	11,427,996
American International Group Inc., Series A, 5.85%	1,472,144	40,057,038
Arch Capital Group Ltd.
Series E, 5.25%	1,324,890	33,532,966
Series F, 5.45%	971,619	25,126,067
Argo Group International Holdings Ltd., 7.00% (5 year CMT + 6.712%)(e)	441,652	11,001,551
Argo Group U.S. Inc., 6.50%	353,333	9,048,858
Aspen Insurance Holdings Ltd.
5.63%	736,111	18,822,358
5.63%	736,111	18,270,275
5.95%(e)	809,738	20,429,690
Assurant Inc., Series D, 6.50%(b)	212,115	24,736,851
Assured Guaranty Municipal Holdings Inc.
5.60%	230,766	5,919,148
6.25%	540,032	14,796,877
6.88%	230,893	6,287,216
Athene Holding Ltd.
Series A, 6.35%(e)	2,539,445	68,184,098
Series B, 5.63%	1,015,773	26,257,732
Series C, 6.38% (5 year CMT + 5.970%)(e)	1,766,537	47,873,153
Axis Capital Holdings Ltd., Series E, 5.50%	1,619,340	41,665,618
Brighthouse Financial Inc.
6.25%	1,128,800	29,969,640
Series A, 6.60%	1,252,390	33,338,622
Series B, 6.75%	1,185,107	33,028,932
Enstar Group Ltd.
Series D, 7.00%(e)	1,177,706	30,938,337
Series E, 7.00%	335,397	8,854,481
Global Indemnity Group LLC, 7.88%	396,289	10,204,442
Globe Life Inc., 6.13%	903,087	23,236,428
Hartford Financial Services Group Inc. (The)
7.88%(e)	1,806,149	49,976,143
Series G, 6.00%	1,015,773	27,811,865
Maiden Holdings Ltd.
6.63%	253,308	5,028,164
Series A, 8.25%	457,878	4,098,008
Series C, 7.13%	503,980	4,576,138
Series D, 6.70%	466,913	3,945,415
Maiden Holdings North America Ltd., 7.75%	353,071	7,781,685
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(d)	1,766,537	43,898,444
Series E, 5.63%(c)	2,370,162	64,871,334
Series F, 4.75%	2,944,243	76,609,203

Security	Shares	Value

Insurance (continued)
National General Holdings Corp.
7.63%	304,981	$7,740,418
Series B, 7.50%	492,883	12,420,652
Series C, 7.50%	588,831	15,032,855
PartnerRe Ltd.
Series G, 6.50%	472,181	12,106,721
Series H, 7.25%	865,153	22,277,690
Series I, 5.88%	538,883	13,655,295
Prudential Financial Inc.
4.13%	1,500,729	38,193,553
5.63%	1,700,787	46,584,556
Prudential PLC
6.50%	903,088	24,085,357
6.75%	752,560	19,634,290
Reinsurance Group of America Inc.
5.75%(e)	1,204,078	32,991,737
6.20%(e)	1,204,078	31,438,477
RenaissanceRe Holdings Ltd.
Series E, 5.38%	809,738	20,462,079
Series F, 5.75%	745,569	20,249,654
Unum Group, 6.25%	903,087	23,480,262
W R Berkley Corp., 4.25%	750,373	19,547,217
WR Berkley Corp.
5.10%	903,087	23,678,941
5.63%(c)	1,050,550	26,568,409
5.70%	566,364	14,867,055
5.75%	872,952	22,225,358
5.90%	331,099	8,429,781

		1,725,384,600

Internet & Direct Marketing Retail — 1.2%
eBay Inc., 6.00%	2,257,670	57,818,929
Qurate Retail Inc., 8.00%	917,491	90,372,863
QVC Inc.
6.25%	1,505,891	33,506,075
6.38%	677,304	16,607,494

		198,305,361

IT Services — 0.1%
Sabre Corp., 6.50%(b)	245,131	22,792,280

Leisure Products — 0.2%
Brunswick Corp./DE
6.38%	565,252	15,940,106
6.50%	454,661	12,475,898
6.63%	307,272	8,631,271

		37,047,275

Life Sciences Tools & Services — 0.7%
Avantor Inc., Series A, 6.25%(b)	1,523,672	110,831,901

Machinery — 1.1%
Colfax Corp., 5.75%(b)(c)	346,204	46,464,039
Fortive Corp., Series A, 5.00%(b)	103,030	96,471,110
Stanley Black & Decker Inc., 5.25%(b)	507,996	51,256,796

		194,191,945

Marine — 0.5%
Altera Infrastructure LP
Series A, 7.25%	452,286	7,892,391
Series B, 8.50%	373,439	6,826,465
Series E, 8.88%(e)	366,384	6,759,785
Atlas Corp.
Series D, 7.95%	389,035	9,375,743

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
Series E, 8.25%	411,289	$10,199,967
Series G, 8.20%	574,257	14,046,326
Series H, 7.88%	664,321	15,644,760
Series I, 8.00%(e)	455,757	10,646,483

		81,391,920

Metals & Mining — 0.8%
ArcelorMittal SA, 5.50%(b)	3,680,380	123,108,711
Hillman Group Capital Trust, 11.60%	243,944	6,976,798

		130,085,509

Mortgage Real Estate Investment — 3.3%
AG Mortgage Investment Trust Inc.
Series B, 8.00%(a)	350,809	4,988,504
Series C, 8.00%(a)(e)	350,804	4,998,957
AGNC Investment Corp.
Series C, 7.00%(a)(e)	938,573	22,366,195
Series D, 6.88%(a)(e)	691,958	15,742,045
Series E, 6.50%(a)(e)	1,185,081	26,996,145
Series F, 6.13%(a)(e)	1,692,980	37,448,718
Annaly Capital Management Inc.
Series D, 7.50%(a)	1,354,364	34,035,167
Series F, 6.95%(a)(e)	2,119,852	47,739,067
Series G, 6.50%(a)(e)	1,251,333	26,177,886
Series I, 6.75%(a)(e)	1,302,861	29,887,631
Capstead Mortgage Corp., Series E, 7.50%(a)	760,330	17,974,201
Chimera Investment Corp.
Series A, 8.00%(a)(c)	426,897	9,963,776
Series B, 8.00%(a)(e)	956,903	19,578,235
Series C, 7.75%(a)(e)	765,514	14,483,525
Series D, 8.00%(a)(e)	588,831	11,458,651
Dynex Capital Inc., Series C, 6.90%(a)(e)	338,528	7,420,534
Ellington Financial Inc., 6.75%(a)(e)	346,759	7,138,034
Great Ajax Corp., 7.25%(b)	280,155	6,676,094
Invesco Mortgage Capital Inc.
Series A, 7.75%(a)	427,004	9,244,637
Series B, 7.75%(a)(e)	456,397	9,059,480
Series C, 7.50%(a)(e)	846,516	16,786,412
MFA Financial Inc.
Series B, 7.50%(a)	588,831	11,835,503
Series C, 6.50%(a)(e)	809,738	14,882,984
New Residential Investment Corp.
Series A, 7.50%(a)(e)	457,104	10,074,572
Series B, 7.13%(a)(e)	831,766	17,575,216
Series C, 6.38%(a)(e)	1,186,477	22,365,092
New York Mortgage Trust Inc.
Series D, 8.00%(a)(e)	465,587	9,637,651
Series E, 7.88%(a)(e)	545,551	10,818,276
PennyMac Mortgage Investment Trust
Series A, 8.13%(e)(g)	343,579	7,912,624
Series B, 8.00%(e)(g)	574,177	12,976,400
Ready Capital Corp., 7.00%	265,725	6,321,598
Two Harbors Investment Corp.
Series A, 8.13%(a)(e)	438,339	9,643,458
Series B, 7.63%(a)(e)	846,516	17,497,486
Series C, 7.25%(a)(e)	868,544	16,953,979
Series E, 7.50%(a)	588,831	12,565,654

		561,224,387

Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%	491,561	10,838,920

Security	Shares	Value

Multi-Utilities — 2.8%
Brookfield Infrastructure Partners LP, Series 13, 5.13%	587,141	$15,118,881
CenterPoint Energy Inc., Series B, 7.00%(b)	1,438,995	52,436,978
Dominion Energy Inc., Series A, 7.25%(b)	1,211,639	123,296,385
DTE Energy Co., 6.25%(b)	1,730,897	78,167,308
NiSource Inc., Series B, 0.00%	1,482,246	40,895,167
Sempra Energy
Series A, 6.00%(b)	1,269,687	125,000,685
Series B, 6.75%(b)	423,197	41,477,538

		476,392,942

Oil, Gas & Consumable Fuels — 1.6%
DCP Midstream LP
Series B, 7.88%(e)	486,255	8,101,008
Series C, 7.95%(e)	335,935	5,388,397
El Paso Energy Capital Trust I, 4.75%(b)	341,616	15,977,380
Enbridge Inc., Series B, 6.38%(e)	1,806,175	45,515,610
Energy Transfer Operating LP
Series C, 7.38%(e)	1,324,890	22,390,641
Series D, 7.63%(e)	1,310,236	22,522,957
Series E, 7.60%(e)	2,355,412	41,007,723
GasLog Ltd., Series A, 8.75%	204,896	3,727,058
Golar LNG Partners LP, Series A, 8.75%	416,201	7,878,685
NGL Energy Partners LP, Series B, 9.00%(e)	932,046	11,566,691
NuStar Energy LP
Series A, 8.50%(e)	666,880	11,823,782
Series B, 7.63%(e)	1,133,605	18,205,696
Series C, 9.00%(e)	507,899	9,431,685
NuStar Logistics LP, 7.01% (3 mo. LIBOR US + 6.734%)(d)	1,211,621	23,190,426
Targa Resources Partners LP, Series A, 9.00%(e)	379,743	9,113,832
Teekay LNG Partners LP
9.00%	379,743	9,463,196
Series B, 8.50%(e)	500,550	11,322,441

		276,627,208

Pharmaceuticals — 0.2%
Elanco Animal Health Inc., 5.00%(b)	827,835	36,722,761

Real Estate Management & Development — 0.2%
Brookfield Property Partners LP
Series A, 5.75%	848,669	15,165,715
Series A-1, 6.50%	545,519	11,003,118
Series A2, 6.38%	741,511	14,704,163

		40,872,996

Road & Rail — 0.1%
GATX Corp., 5.63%	451,521	11,947,246

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Inc., Series A, 8.00%(b)	294,438	367,090,577

Software — 0.2%
Tennessee Valley Authority
Series A, 2.22% (30 Year CMT + 0.840%)(d)	547,708	15,078,401
Series D, 2.13% (30 Year CMT + 0.940%)(d)	649,411	17,508,121

		32,586,522

Specialty Retail — 0.1%
TravelCenters of America Inc.
8.00%	277,658	7,035,854
8.00%	301,524	7,595,390
8.25%	334,569	8,618,497

		23,249,741

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.5%
Federal Agricultural Mortgage Corp.
Series D, 5.70%	304,250	$8,275,600
Series F, 5.25%	352,327	9,216,874
Merchants Bancorp./IN, Series B, 6.00%(e)	368,020	9,108,495
New York Community Bancorp Inc., Series A, 6.38%(e)	1,516,297	41,622,353
New York Community Capital Trust V, 6.00%(b)	167,738	7,415,697

		75,639,019

Trading Companies & Distributors — 0.6%
Air Lease Corp., Series A, 6.15%(c)(e)	736,806	17,152,844
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(e)	346,759	6,571,083
Triton International Ltd./Bermuda
6.88%	445,613	10,828,396
7.38%	533,557	13,605,703
8.00%	423,223	10,813,348
WESCO International Inc., Series A, 10.63%(e)	1,586,248	44,414,944

		103,386,318

Water Utilities — 0.2%
Essential Utilities Inc., 6.00%(b)	729,327	39,018,995

Wireless Telecommunication Services — 0.5%
U.S. Cellular Corp., 6.95%(c)	840,551	22,081,275
United States Cellular Corp.
6.25%	1,228,844	32,171,136
7.25%, 12/01/63	675,843	17,571,918
7.25%, 12/01/64	737,335	18,905,269

		90,729,598

Total Preferred Stocks — 97.7% (Cost: $16,693,408,596)		16,543,678,380

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(g)(h)(i)	26,934,933	$26,959,175
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	360,860,000	360,860,000

		387,819,175

Total Short-Term Investments — 2.3% (Cost: $387,777,616)		387,819,175

Total Investments in Securities — 100.4% (Cost: $17,151,069,857)		16,999,048,405

Other Assets, Less Liabilities — (0.4)%		(59,574,903)

Net Assets — 100.0%		$16,939,473,502

(a)	Non-income producing security.
(b)	Convertible preferred stock.
(c)	All or a portion of this security is on loan.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,411,100	$—		$(18,512,464	)(a)	$27,316	$33,223	$26,959,175	26,934,933	$1,808,468	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	337,987,000	22,873,000	(a)	—		—	—	360,860,000	360,860,000	177,362		—
PennyMac Mortgage Investment Trust
Series A, 8.13%(c)	6,166,552	—		(615,122)		(209,147)	3,612,388	N/A	N/A	348,948		—
Series B, 8.00%(c)	9,998,647	1,378,331		(1,730,627)		(300,337)	5,164,274	N/A	N/A	591,470		—

						$(482,168)	$8,809,885	$387,819,175		$2,926,248		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Preferred and Income Securities ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$67,550,850	$—	$—	$67,550,850
Preferred Stocks	16,543,678,380	—	—	16,543,678,380
Money Market Funds	387,819,175	—	—	387,819,175

	$16,999,048,405	$—	$—	$16,999,048,405

See notes to financial statements.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2020

	iShares International Preferred Stock ETF	iShares Preferred and Income Securities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$36,845,639	$16,611,229,230
Affiliated(c)	1,000	387,819,175
Cash	1,618	54,635,250
Foreign currency, at value(d)	211,204	—
Receivables:
Investments sold	2,152,075	423,765,407
Securities lending income — Affiliated	—	179,349
Capital shares sold	—	5,292,049
Dividends	83,909	48,528,062

Total assets	39,295,445	17,531,448,522

LIABILITIES
Collateral on securities loaned, at value	—	26,867,346
Payables:
Investments purchased	1,450,739	558,674,033
Investment advisory fees	17,223	6,433,641

Total liabilities	1,467,962	591,975,020

NET ASSETS	$37,827,483	$16,939,473,502

NET ASSETS CONSIST OF:
Paid-in capital	$61,781,216	$18,769,175,152
Accumulated loss	(23,953,733)	(1,829,701,650)

NET ASSETS	$37,827,483	$16,939,473,502

Shares outstanding	2,700,000	467,200,000

Net asset value	$14.01	$36.26

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$23,221,394
(b) Investments, at cost — Unaffiliated	$38,556,221	$16,763,292,241
(c) Investments, at cost — Affiliated	$1,000	$387,777,616
(d) Foreign currency, at cost	$213,155	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	18

Statements of Operations (unaudited)

Six Months Ended September 30, 2020

	iShares International Preferred Stock ETF	iShares Preferred and Income Securities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$966,952	$472,250,408
Dividends — Affiliated	21	1,117,780
Securities lending income — Affiliated — net	11	1,808,468
Foreign taxes withheld	(126,166)	(63,690)

Total investment income	840,818	475,112,966

EXPENSES
Investment advisory fees	90,012	36,560,979
Miscellaneous	264	264

Total expenses	90,276	36,561,243

Net investment income	750,542	438,551,723

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,262,459)	(149,443,099)
Investments — Affiliated	—	(440,076)
In-kind redemptions — Unaffiliated	(318,977)	(691,116)
In-kind redemptions — Affiliated	—	(42,092)
Foreign currency transactions	13,824	—

Net realized loss	(4,567,612)	(150,616,383)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	13,189,079	2,212,773,812
Investments — Affiliated	—	8,809,885
Foreign currency translations	(11)	—

Net change in unrealized appreciation (depreciation)	13,189,068	2,221,583,697

Net realized and unrealized gain	8,621,456	2,070,967,314

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,371,998	$2,509,519,037

See notes to financial statements.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares International Preferred Stock ETF		iShares Preferred and Income Securities ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$750,542	$1,947,155	$438,551,723	$845,594,729
Net realized loss	(4,567,612)	(4,480,217)	(150,616,383)	(307,804,251)
Net change in unrealized appreciation (depreciation)	13,189,068	(8,616,693)	2,221,583,697	(2,073,292,301)

Net increase (decrease) in net assets resulting from operations	9,371,998	(11,149,755)	2,509,519,037	(1,535,501,823)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(857,978)	(1,956,318)	(445,295,745)	(858,114,416)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,150,004	(3,932,863)	1,058,618,955	1,839,526,581

NET ASSETS
Total increase (decrease) in net assets	10,664,024	(17,038,936)	3,122,842,247	(554,089,658)
Beginning of period	27,163,459	44,202,395	13,816,631,255	14,370,720,913

End of period	$37,827,483	$27,163,459	$16,939,473,502	$13,816,631,255

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	20

Financial Highlights

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$10.65		$15.51	$18.18	$17.10	$15.97	$20.32

Net investment income(a)	0.29		0.67	0.68	0.69	0.74	0.83
Net realized and unrealized gain (loss)(b)	3.41		(4.87)	(2.60)	1.03	1.17	(4.20)

Net increase (decrease) from investment operations	3.70		(4.20)	(1.92)	1.72	1.91	(3.37)

Distributions(c)
From net investment income	(0.34)		(0.66)	(0.75)	(0.64)	(0.78)	(0.98)

Total distributions	(0.34)		(0.66)	(0.75)	(0.64)	(0.78)	(0.98)

Net asset value, end of period	$14.01		$10.65	$15.51	$18.18	$17.10	$15.97

Total Return
Based on net asset value	35.25	%(d)	(28.16)%	(10.89)%	10.16%	12.35%	(16.73)%

Ratios to Average Net Assets
Total expenses	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	4.59	%(e)	4.52%	3.96%	3.78%	4.55%	4.56%

Supplemental Data
Net assets, end of period (000)	$37,827		$27,163	$44,202	$92,728	$62,419	$24,756

Portfolio turnover rate(f)	28	%(d)	54%	34%	15%	40%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Preferred and Income Securities ETF
	Six Months Ended 09/30/20 (unaudited)
			Year Ended 03/31/20		Year Ended 03/31/19		Year Ended 03/31/18		Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$31.50		$36.47		$37.54		$38.73		$38.93	$40.07

Net investment income(a)	0.98		1.93		2.10		2.14		2.17	2.24
Net realized and unrealized gain (loss)(b)	4.78		(4.93)		(1.02)		(1.22)		(0.18)	(1.13)

Net increase (decrease) from investment operations	5.76		(3.00)		1.08		0.92		1.99	1.11

Distributions(c)
From net investment income	(1.00)		(1.97)		(2.15)		(2.11)		(2.19)	(2.25)

Total distributions	(1.00)		(1.97)		(2.15)		(2.11)		(2.19)	(2.25)

Net asset value, end of period	$36.26		$31.50		$36.47		$37.54		$38.73	$38.93

Total Return
Based on net asset value	18.53	%(d)	(8.90)%		3.01%		2.41%		5.26%	2.92%

Ratios to Average Net Assets
Total expenses	0.47	%(e)	0.46	%(f)	0.46	%(f)	0.47	%(f)	0.47%	0.47%

Net investment income	5.61	%(e)	5.25%		5.73%		5.55%		5.59%	5.74%

Supplemental Data
Net assets, end of period (000)	$16,939,474		$13,816,631		$14,370,721		$16,622,879		$17,272,398	$14,559,042

Portfolio turnover rate(g)	16	%(d)	46%		28%		22%		23%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	22

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
Preferred and Income Securities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using

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Notes to Financial Statements (unaudited) (continued)

various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

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Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Preferred and Income Securities
Barclays Capital Inc.	$2,100,250	$2,100,250		$—	$—
BMO Capital Markets	42,671	42,671		—	—
BNP Paribas Prime Brokerage International Ltd.	103,197	103,197		—	—
BofA Securities, Inc.	799,990	799,990		—	—
Citigroup Global Markets Inc.	1,809,170	1,809,170		—	—
Deutsche Bank Securities Inc.	1,552,489	1,552,489		—	—
Goldman Sachs & Co.	27,926	27,926		—	—
Jefferies LLC	7,029,879	7,029,879		—	—
JPMorgan Securities LLC	1,867,968	1,867,968		—	—
Morgan Stanley & Co. LLC	2,581,656	2,581,656		—	—
National Financial Services LLC	1,176,324	1,176,324		—	—
UBS Securities LLC	183,006	183,006		—	—
Virtu Americas LLC	72,660	72,660		—	—
Wells Fargo Securities LLC	3,874,208	3,874,208		—	—

	$23,221,394	$23,221,394		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Preferred and Income Securities ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion	0.3910

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

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Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Preferred and Income Securities ETF (the “Group 1 Fund”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$3
Preferred and Income Securities	610,232

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$8,898,983	$9,094,646
Preferred and Income Securities	2,630,251,217	2,432,354,788

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$3,290,093	$1,161,635
Preferred and Income Securities	1,575,373,524	553,783,414

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Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
International Preferred Stock	$16,400,937
Preferred and Income Securities	1,459,136,860

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$39,661,019	$1,064,072	$(3,878,452)	$(2,814,380)
Preferred and Income Securities	17,132,904,856	489,564,974	(623,421,425)	(133,856,451)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial

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Notes to Financial Statements (unaudited) (continued)

stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
International Preferred Stock
Shares sold	250,000	$3,319,224	850,000	$12,793,333
Shares redeemed	(100,000)	(1,169,220)	(1,150,000)	(16,726,196)

Net increase (decrease)	150,000	$2,150,004	(300,000)	$(3,932,863)

Preferred and Income Securities
Shares sold	45,950,000	$1,637,283,878	95,600,000	$3,542,154,547
Shares redeemed	(17,350,000)	(578,664,923)	(51,050,000)	(1,702,627,966)

Net increase	28,600,000	$1,058,618,955	44,550,000	$1,839,526,581

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the

N O T E S T O F I N A N C I A L S T A T E M E N T S	28

Notes to Financial Statements (unaudited) (continued)

Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares International Preferred Stock ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (BIL), (together the Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BIL; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds. BFA pays BIL for sub-advisory services, and there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.
The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of BIL, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BIL, which were provided at the June 8-10, 2020 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	30

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

iShares Preferred and Income Securities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	32

Board Review and Approval of Investment Advisory Contract (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock(a)	$0.297597	$—	$0.042085	$0.339682	88%	—%	12%	100%
Preferred and Income Securities(a)	0.697183	—	0.305920	1.003103	70	—	30	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	34

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	36

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-309-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares Core S&P 500 ETF | IVV | NYSE Arca

🌑	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca

🌑	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca

🌑	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

🌑	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ

🌑	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	31.31%	15.15%

U.S. small cap equities (Russell 2000® Index)	31.60	0.39

International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49

Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98

Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® Core S&P 500 ETF

Investment Objective

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	31.30%	15.12%	14.11%	13.68%	15.12%	93.44%	260.50%
Fund Market	31.14	15.01	14.10	13.67	15.01	93.35	260.25
Index	31.31	15.15	14.15	13.74	15.15	93.80	262.44

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,313.00	$ 0.17		$ 1,000.00	$ 1,024.90	$ 0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	28.2%
Health Care	14.2
Consumer Discretionary	11.5
Communication Services	10.8
Financials	9.7
Industrials	8.3
Consumer Staples	7.0
Utilities	3.0
Real Estate	2.6
Materials	2.6
Energy	2.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	6.7%
Microsoft Corp.	5.8
Amazon.com Inc.	4.8
Facebook Inc., Class A	2.3
Alphabet Inc., Class A	1.6
Alphabet Inc., Class C	1.6
Berkshire Hathaway Inc., Class B	1.5
Johnson & Johnson	1.4
Procter & Gamble Co. (The)	1.3
Visa Inc., Class A	1.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Core S&P Mid-Cap ETF

Investment Objective

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	29.96%	(2.20)%	8.05%	10.40%	(2.20)%	47.25%	168.98%
Fund Market	29.95	(2.28)	8.03	10.40	(2.28)	47.15	168.88
Index	29.99	(2.16)	8.11	10.49	(2.16)	47.67	171.26

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,299.60	$ 0.29		$ 1,000.00	$ 1,024.80	$ 0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	17.7%
Consumer Discretionary	15.9
Information Technology	15.7
Financials	13.7
Health Care	11.1
Real Estate	9.3
Materials	5.9
Consumer Staples	4.0
Utilities	3.8
Communication Services	1.8
Energy	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Pool Corp.	0.8%
FactSet Research Systems Inc.	0.8
Fair Isaac Corp.	0.7
Trimble Inc.	0.7
Generac Holdings Inc.	0.7
SolarEdge Technologies Inc.	0.7
Masimo Corp.	0.7
Monolithic Power Systems Inc.	0.7
Cognex Corp.	0.7
Charles River Laboratories International Inc.	0.7

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® Core S&P Small-Cap ETF

Investment Objective

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	25.80%	(8.30)%	7.19%	10.53%	(8.30)%	41.51%	172.23%
Fund Market	26.18	(8.17)	7.21	10.56	(8.17)	41.67	172.83
Index	25.81	(8.29)	7.20	10.57	(8.29)	41.56	173.09

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,258.00	$ 0.34		$ 1,000.00	$ 1,024.80	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	18.4%
Financials	15.5
Consumer Discretionary	14.7
Information Technology	13.6
Health Care	13.5
Real Estate	8.3
Materials	5.2
Consumer Staples	3.7
Energy	2.8
Communication Services	2.5
Utilities	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Momenta Pharmaceuticals Inc.	0.9%
Stamps.com Inc.	0.6
Simpson Manufacturing Co. Inc.	0.6
Meritage Homes Corp.	0.6
Neogen Corp.	0.6
NeoGenomics Inc.	0.6
Kinsale Capital Group Inc.	0.6
Exponent Inc.	0.6
UFP Industries Inc.	0.5
Proto Labs Inc.	0.5

(a) Excludes money market funds.

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF

Investment Objective

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	33.13%	14.74%	13.68%	13.44%	14.74%	89.82%	252.82%
Fund Market	33.13	14.74	13.68	13.43	14.74	89.90	252.66
Index	33.17	14.77	13.68	13.51	14.77	89.84	255.06

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500® . Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,331.30	$ 0.18		$ 1,000.00	$ 1,024.90	$ 0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	27.3%
Health Care	14.5
Consumer Discretionary	12.4
Financials	10.0
Communication Services	9.8
Industrials	9.0
Consumer Staples	6.3
Real Estate	3.3
Utilities	2.8
Materials	2.7
Energy	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	5.6%
Microsoft Corp.	4.8
Amazon.com Inc.	4.0
Facebook Inc., Class A	1.9
Alphabet Inc., Class A	1.3
Alphabet Inc., Class C	1.3
Berkshire Hathaway Inc., Class B	1.3
Johnson & Johnson	1.2
Procter & Gamble Co. (The)	1.0
Visa Inc., Class A	1.0

(a)	Excludes money market funds.

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	iShares® Core S&P U.S. Growth ETF

Investment Objective

The iShares Core S&P U.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	40.68%	29.05%	17.70%	15.92%	29.05%	125.87%	338.18%
Fund Market	40.67	29.06	17.72	15.92	29.06	126.07	338.11
Index	40.72	29.23	17.77	16.06	29.23	126.52	343.37

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,406.80	$ 0.24		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	39.8%
Consumer Discretionary	15.2
Communication Services	11.9
Health Care	10.5
Industrials	7.6
Financials	4.4
Consumer Staples	4.3
Real Estate	2.7
Materials	2.4
Other (each representing less than 1%)	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	10.4%
Microsoft Corp.	8.9
Amazon.com Inc.	7.5
Facebook Inc., Class A	3.5
Alphabet Inc., Class A	2.5
Alphabet Inc., Class C	2.4
Visa Inc., Class A	1.9
NVIDIA Corp.	1.9
Mastercard Inc., Class A	1.7
Adobe Inc.	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	8

Fund Summary as of September 30, 2020	iShares® Core S&P U.S. Value ETF

Investment Objective

The iShares Core S&P U.S. Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.91%	(3.40)%	8.60%	10.24%	(3.40)%	51.03%	164.98%
Fund Market	18.95	(3.35)	8.61	10.24	(3.35)	51.14	165.13
Index	18.89	(3.40)	8.60	10.34	(3.40)	51.06	167.57

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,189.10	$ 0.22		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Health Care	19.5%
Financials	18.4
Consumer Staples	10.8
Industrials	10.7
Information Technology	8.4
Communication Services	7.8
Utilities	6.6
Consumer Discretionary	6.5
Energy	4.4
Real Estate	3.5
Materials	3.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Berkshire Hathaway Inc., Class B	3.7%
UnitedHealth Group Inc.	2.6
Verizon Communications Inc.	2.1
Johnson & Johnson	2.0
Pfizer Inc.	1.8
AT&T Inc.	1.8
Walmart Inc.	1.7
Bank of America Corp.	1.6
Cisco Systems Inc.	1.5
JPMorgan Chase & Co.	1.3

(a)	Excludes money market funds.

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	10

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$3,416,654,584	1.6%

Air Freight & Logistics
Other securities		1,593,040,796	0.7

Airlines
Other securities		479,658,307	0.2

Auto Components
Other securities		253,020,825	0.1

Automobiles
Other securities		485,968,662	0.2

Banks
Bank of America Corp.	58,544,823	1,410,344,786	0.7
JPMorgan Chase & Co.	23,401,376	2,252,850,467	1.1
Other securities		3,451,455,063	1.5

		7,114,650,316	3.3

Beverages
Coca-Cola Co. (The)	29,684,698	1,465,533,540	0.7
PepsiCo Inc.	10,632,067	1,473,604,486	0.7
Other securities		625,281,506	0.3

		3,564,419,532	1.7

Biotechnology
AbbVie Inc.	13,551,477	1,186,973,871	0.5
Amgen Inc.	4,497,311	1,143,036,564	0.5
Other securities		2,270,650,339	1.2

		4,600,660,774	2.2

Building Products
Other securities		974,058,063	0.5

Capital Markets
BlackRock Inc.(a)	1,088,534	613,443,336	0.3
Other securities		4,861,039,337	2.3

		5,474,482,673	2.6

Chemicals
Linde PLC	4,034,013	960,619,516	0.5
Other securities		2,990,704,754	1.3

		3,951,324,270	1.8

Commercial Services & Supplies
Other securities		937,295,357	0.4

Communications Equipment
Cisco Systems Inc.	32,506,805	1,280,443,049	0.6
Other securities		405,418,853	0.2

		1,685,861,902	0.8

Construction & Engineering
Other securities		147,183,568	0.1

Construction Materials
Other securities		250,866,355	0.1

Consumer Finance
Other securities		1,001,793,837	0.5

Containers & Packaging
Other securities		736,837,966	0.3

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$164,186,097	0.1%

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)(c)	15,220,692	3,241,094,154	1.5

Diversified Telecommunication Services
AT&T Inc.	54,710,070	1,559,784,096	0.7
Verizon Communications Inc.	31,774,501	1,890,265,065	0.9
Other securities		75,000,029	0.0

		3,525,049,190	1.6

Electric Utilities
NextEra Energy Inc.	3,759,817	1,043,574,806	0.5
Other securities		2,900,756,949	1.3

		3,944,331,755	1.8

Electrical Equipment
Other securities		986,109,362	0.5

Electronic Equipment, Instruments & Components
Other securities		1,147,239,880	0.5

Energy Equipment & Services
Other securities		359,660,413	0.2

Entertainment
Netflix Inc.(b)	3,386,368	1,693,285,591	0.8
Walt Disney Co. (The)(c)	13,875,719	1,721,699,214	0.8
Other securities		973,002,281	0.5

		4,387,987,086	2.1

Equity Real Estate Investment Trusts (REITs)
Other securities		5,520,365,729	2.6

Food & Staples Retailing
Costco Wholesale Corp.	3,390,291	1,203,553,305	0.6
Walmart Inc.	10,662,030	1,491,724,617	0.7
Other securities		644,193,417	0.3

		3,339,471,339	1.6

Food Products
Other securities		2,362,960,143	1.1

Gas Utilities
Other securities		92,266,527	0.0

Health Care Equipment & Supplies
Abbott Laboratories	13,595,196	1,479,565,181	0.7
Danaher Corp.	4,848,091	1,043,939,435	0.5
Medtronic PLC	10,321,697	1,072,630,752	0.5
Other securities		4,886,625,929	2.3

		8,482,761,297	4.0

Health Care Providers & Services
UnitedHealth Group Inc.	7,297,239	2,275,060,203	1.1
Other securities		3,357,762,363	1.5

		5,632,822,566	2.6

Health Care Technology
Other securities		169,443,929	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	5,713,690	1,254,097,818	0.6
Other securities		2,273,784,400	1.0

		3,527,882,218	1.6

Household Durables
Other securities		897,979,577	0.4

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Products
Procter & Gamble Co. (The)	19,116,825	$2,657,047,507	1.2%
Other securities		1,279,157,363	0.6

		3,936,204,870	1.8

Independent Power and Renewable Electricity Producers
Other securities		92,492,098	0.0

Industrial Conglomerates
Other securities		2,333,495,509	1.1

Insurance
Other securities		3,866,368,757	1.8

Interactive Media & Services
Alphabet Inc., Class A(b)	2,307,200	3,381,432,320	1.6
Alphabet Inc., Class C, NVS(b)	2,254,397	3,313,061,831	1.5
Facebook Inc., Class A(b)	18,461,524	4,835,073,136	2.3
Other securities		271,398,958	0.1

		11,800,966,245	5.5

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	3,269,195	10,293,812,372	4.8
Other securities		1,013,946,821	0.5

		11,307,759,193	5.3

IT Services
Accenture PLC, Class A	4,885,124	1,103,989,173	0.5
Mastercard Inc., Class A	6,782,960	2,293,793,583	1.1
PayPal Holdings Inc.(b)(c)	9,009,307	1,775,103,758	0.8
Visa Inc., Class A(c)	12,946,180	2,588,847,614	1.2
Other securities		4,273,708,966	2.0

		12,035,443,094	5.6

Leisure Products
Other securities		79,378,277	0.0

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	3,037,589	1,341,156,295	0.6
Other securities		1,280,122,170	0.6

		2,621,278,465	1.2

Machinery
Other securities		3,510,693,649	1.6

Media
Comcast Corp., Class A	35,004,137	1,619,291,378	0.8
Other securities		1,259,967,683	0.5

		2,879,259,061	1.3

Metals & Mining
Other securities		668,904,002	0.3

Multi-Utilities
Other securities		2,015,749,835	0.9

Multiline Retail
Other securities		1,172,196,782	0.6

Oil, Gas & Consumable Fuels
Chevron Corp.	14,338,439	1,032,367,608	0.5
Exxon Mobil Corp.	32,466,959	1,114,590,702	0.5
Other securities		1,894,337,447	0.9

		4,041,295,757	1.9

Personal Products
Other securities		379,614,229	0.2

Security	Shares	Value	% of Net Assets

Pharmaceuticals
Bristol-Myers Squibb Co.	17,307,086	$1,043,444,215	0.5%
Johnson & Johnson	20,216,435	3,009,822,843	1.4
Merck & Co. Inc.	19,421,046	1,610,975,766	0.8
Pfizer Inc.	42,669,105	1,565,956,153	0.7
Other securities		1,721,909,265	0.8

		8,952,108,242	4.2

Professional Services
Other securities		690,431,821	0.3

Real Estate Management & Development
Other securities		119,798,018	0.1

Road & Rail
Union Pacific Corp.	5,212,538	1,026,192,356	0.5
Other securities		1,220,292,173	0.6

		2,246,484,529	1.1

Semiconductors & Semiconductor Equipment
Broadcom Inc.	3,088,236	1,125,106,139	0.5
Intel Corp.	32,657,144	1,690,986,916	0.8
NVIDIA Corp.	4,737,691	2,564,133,123	1.2
QUALCOMM Inc.	8,663,506	1,019,521,386	0.5
Texas Instruments Inc.	7,033,170	1,004,266,344	0.5
Other securities		3,426,446,405	1.6

		10,830,460,313	5.1

Software
Adobe Inc.(b)(c)	3,683,160	1,806,332,159	0.8
Microsoft Corp.	58,109,066	12,222,079,852	5.7
salesforce.com Inc.(b)	6,987,547	1,756,110,312	0.8
Other securities		3,910,693,068	1.9

		19,695,215,391	9.2

Specialty Retail
Home Depot Inc. (The)	8,265,666	2,295,458,105	1.1
Lowe’s Companies Inc.	5,803,016	962,488,234	0.5
Other securities		2,040,640,471	0.9

		5,298,586,810	2.5

Technology Hardware, Storage & Peripherals
Apple Inc.	123,444,255	14,296,079,172	6.7
Other securities		559,195,956	0.2

		14,855,275,128	6.9

Textiles, Apparel & Luxury Goods
Nike Inc., Class B(c)	9,558,879	1,200,021,670	0.6
Other securities		334,940,118	0.1

		1,534,961,788	0.7

Tobacco
Other securities		1,448,104,037	0.7

Trading Companies & Distributors
Other securities		416,806,525	0.2

Water Utilities
Other securities		201,222,238	0.1

Wireless Telecommunication Services
Other securities		510,864,532	0.2

Total Common Stocks (Cost: $183,200,740,312)		213,990,808,244	99.8

S C H E D U L E O F I N V E S T M E N T S	12

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(a)(d)(e)	1,347,029,165	$1,348,241,491	0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(d)	186,590,000	186,590,000	0.1

		1,534,831,491	0.7

Total Short-Term Investments (Cost: $1,533,158,573)		1,534,831,491	0.7

Total Investments In Securities (Cost: $184,733,898,885)		215,525,639,735	100.5

Other Assets, Less Liabilities		(1,175,133,341)	(0.5)

Net Assets		$214,350,506,394	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,344,392,754	$—	$(2,000,125,302	)(a)	$1,339,714	$2,634,325	$1,348,241,491	1,347,029,165	$8,233,735	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	411,171,000	—	(224,581,000	)(a)	—	—	186,590,000	186,590,000	353,926		—
BlackRock Inc.	390,552,570	203,980,123	(108,052,217)		14,397,458	112,565,402	613,443,336	1,088,534	8,384,207		—

					$15,737,172	$115,199,727	$2,148,274,827		$16,971,868		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	2,115	12/18/20	$354,474	$2,830,206

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P 500 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,830,206

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$125,665,197

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$25,593,788

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$436,207,440

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$213,990,808,244	$—	$—	$213,990,808,244
Money Market Funds	1,534,831,491	—	—	1,534,831,491

	$215,525,639,735	$—	$—	$215,525,639,735

Derivative financial instruments(a)
Assets
Futures Contracts	$2,830,206	$—	$—	$2,830,206

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	14

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$438,645,710	1.0%

Air Freight & Logistics
XPO Logistics Inc.(a)(b)	2,391,367	202,453,130	0.5

Airlines
Other securities		80,895,044	0.2

Auto Components
Other securities		626,067,601	1.4

Automobiles
Other securities		236,080,755	0.5

Banks
Other securities		2,284,175,268	5.3

Beverages
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	238,543	210,719,344	0.5

Biotechnology
Exelixis Inc.(a)(b)	8,091,065	197,826,539	0.4
Other securities		394,367,916	1.0

		592,194,455	1.4

Building Products
Lennox International Inc.	912,056	248,635,586	0.6
Owens Corning	2,828,350	194,618,763	0.4
Trex Co. Inc.(a)(b)	3,031,068	217,024,469	0.5
Other securities		99,929,674	0.2

		760,208,492	1.7

Capital Markets
FactSet Research Systems Inc.	994,606	333,073,657	0.8
Other securities		758,697,477	1.7

		1,091,771,134	2.5

Chemicals
RPM International Inc.	3,405,955	282,149,312	0.7
Other securities		838,924,800	1.9

		1,121,074,112	2.6

Commercial Services & Supplies
Other securities		896,641,778	2.1

Communications Equipment
Other securities		452,427,251	1.0

Construction & Engineering
Other securities		477,536,040	1.1

Construction Materials
Other securities		94,552,770	0.2

Consumer Finance
Other securities		247,380,810	0.6

Containers & Packaging
AptarGroup Inc.	1,688,250	191,109,900	0.4
Other securities		278,669,215	0.7

		469,779,115	1.1

Distributors
Pool Corp.	1,049,153	350,983,645	0.8

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Service Corp. International	4,614,296	$194,631,005	0.4%
Other securities		339,689,091	0.8

		534,320,096	1.2

Diversified Financial Services
Other securities		101,965,302	0.2

Electric Utilities
Other securities		514,097,219	1.2

Electrical Equipment
Generac Holdings Inc.(a)(b)	1,643,320	318,212,485	0.7
Hubbell Inc.	1,419,965	194,308,011	0.5
Sunrun Inc.(a)(b)	3,322,722	256,082,184	0.6
Other securities		359,284,759	0.8

		1,127,887,439	2.6

Electronic Equipment, Instruments & Components
Cognex Corp.(b)	4,528,254	294,789,335	0.7
Trimble Inc.(a)(b)	6,549,370	318,954,319	0.7
Other securities		1,005,823,980	2.3

		1,619,567,634	3.7

Energy Equipment & Services
Other securities		39,044,222	0.1

Entertainment
Other securities		77,373,137	0.2

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	2,551,477	227,030,423	0.5
CyrusOne Inc.	3,060,320	214,314,210	0.5
Medical Properties Trust Inc.	13,854,714	244,258,608	0.6
Other securities		3,216,417,071	7.4

		3,902,020,312	9.0

Food & Staples Retailing
Other securities		472,100,404	1.1

Food Products
Other securities		872,929,194	2.0

Gas Utilities
Other securities		604,489,679	1.4

Health Care Equipment & Supplies
Masimo Corp.(a)(b)	1,323,003	312,308,088	0.7
Quidel Corp.(a)(b)	999,603	219,292,906	0.5
Other securities		918,741,838	2.1

		1,450,342,832	3.3

Health Care Providers & Services
Amedisys Inc.(a)(b)	850,151	201,001,201	0.5
Chemed Corp.(b)	416,843	200,230,535	0.5
Molina Healthcare Inc.(a)	1,552,769	284,218,838	0.6
Other securities		675,837,277	1.5

		1,361,287,851	3.1

Hotels, Restaurants & Leisure
Caesars Entertainment Inc.(a)	5,224,906	292,908,230	0.7
Penn National Gaming Inc.(a)(b)	3,769,161	274,018,005	0.6
Other securities		1,342,354,628	3.1

		1,909,280,863	4.4

Household Durables
Other securities		767,988,297	1.8

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Products
Other securities		$59,629,829	0.1%

Industrial Conglomerates
Other securities		174,853,025	0.4

Insurance
Alleghany Corp.	374,764	195,045,924	0.5
Brown & Brown Inc.	6,151,189	278,464,326	0.6
RenaissanceRe Holdings Ltd.(b)	1,341,696	227,739,479	0.5
Other securities		1,234,613,550	2.9

		1,935,863,279	4.5

Interactive Media & Services
Other securities		85,542,497	0.2

Internet & Direct Marketing Retail
Other securities		174,748,123	0.4

IT Services
Other securities		877,446,441	2.0

Leisure Products
Other securities		370,709,380	0.9

Life Sciences Tools & Services
Bio-Techne Corp.(b)	1,009,968	250,199,372	0.6
Charles River Laboratories International Inc.(a)(b)	1,299,955	294,374,810	0.7
Repligen Corp.(a)(b)	1,278,557	188,638,300	0.4
Other securities		347,068,839	0.8

		1,080,281,321	2.5

Machinery
Graco Inc.	4,368,497	268,007,291	0.6
Nordson Corp.(b)	1,414,241	271,279,709	0.6
Toro Co. (The)	2,811,007	235,984,038	0.5
Other securities		1,319,233,286	3.1

		2,094,504,324	4.8

Marine
Other securities		56,839,491	0.1

Media
Cable One Inc.(b)	141,956	267,648,101	0.6
Other securities		291,649,949	0.7

		559,298,050	1.3

Metals & Mining
Royal Gold Inc.	1,717,502	206,392,215	0.5
Other securities		515,573,270	1.2

		721,965,485	1.7

Multi-Utilities
Other securities		270,354,593	0.6

Multiline Retail
Other securities		240,514,985	0.5

Oil, Gas & Consumable Fuels
Other securities		458,583,713	1.1

Paper & Forest Products
Other securities		124,922,999	0.3

Personal Products
Other securities		127,424,016	0.3

Security	Shares	Value	% of Net Assets

Pharmaceuticals
Jazz Pharmaceuticals PLC(a)(b)	1,452,197	$207,068,770	0.5%
Other securities		125,593,152	0.3

		332,661,922	0.8

Professional Services
Other securities		503,334,769	1.2

Real Estate Management & Development
Other securities		129,574,148	0.3

Road & Rail
Other securities		419,295,702	1.0

Semiconductors & Semiconductor Equipment
Cree Inc.(a)(b)	2,871,750	183,045,345	0.4
Enphase Energy Inc.(a)(b)	3,301,110	272,638,675	0.6
Monolithic Power Systems Inc.	1,104,868	308,932,141	0.7
SolarEdge Technologies Inc.(a)(b)	1,313,221	313,006,225	0.7
Universal Display Corp.(b)	1,122,310	202,846,309	0.5
Other securities		791,536,887	1.9

		2,072,005,582	4.8

Software
Ceridian HCM Holding Inc.(a)(b)	3,401,677	281,148,604	0.6
Fair Isaac Corp.(a)	759,061	322,889,368	0.7
PTC Inc.(a)(b)	2,737,632	226,456,919	0.5
Other securities		888,947,236	2.2

		1,719,442,127	4.0

Specialty Retail
Five Below Inc.(a)(b)	1,462,146	185,692,542	0.4
Williams-Sonoma Inc.	2,036,959	184,222,572	0.4
Other securities		870,600,026	2.1

		1,240,515,140	2.9

Technology Hardware, Storage & Peripherals
Other securities		74,569,690	0.2

Textiles, Apparel & Luxury Goods
Other securities		437,704,558	1.0

Thrifts & Mortgage Finance
Other securities		251,022,647	0.6

Trading Companies & Distributors
Watsco Inc.	859,473	200,162,667	0.4
Other securities		208,650,336	0.5

		408,813,003	0.9

Water Utilities
Essential Utilities Inc.	5,844,459	235,239,475	0.5

Wireless Telecommunication Services
Other securities		47,938,874	0.1

Total Common Stocks (Cost: $42,876,171,944)		43,273,880,123	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	2,411,164,064	2,413,334,111	5.6

S C H E D U L E O F I N V E S T M E N T S	16

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	32,120,000	$32,120,000	0.1%

		2,445,454,111	5.7

Total Short-Term Investments (Cost: $2,443,173,724)		2,445,454,111	5.7

Total Investments In Securities (Cost: $45,319,345,668)		45,719,334,234	105.5

Other Assets, Less Liabilities		(2,368,538,054)	(5.5)

Net Assets		$43,350,796,180	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,951,742,712	$—	$(541,470,859	)(a)	$445,207	$2,617,051	$2,413,334,111	2,411,164,064	$9,128,213	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	93,289,000	—	(61,169,000	)(a)	—	—	32,120,000	32,120,000	47,369		—

					$445,207	$2,617,051	$2,445,454,111		$9,175,582		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini Index	390	12/18/20	$72,380	$670,537

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$670,537

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$4,348,985

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$8,713,010

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$98,121,410

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$43,273,880,123	$—	$—	$43,273,880,123
Money Market Funds	2,445,454,111	—	—	2,445,454,111

	$45,719,334,234	$—	$—	$45,719,334,234

Derivative financial instruments(a)
Assets
Futures Contracts	$670,537	$—	$—	$670,537

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	2,059,701	$38,722,379
Aerojet Rocketdyne Holdings Inc.(a)(b)(c)	4,538,237	181,030,274
Aerovironment Inc.(a)(b)(c)	1,361,487	81,702,835
Cubic Corp.(a)(c)	1,944,522	113,112,845
Kaman Corp.(a)	1,717,038	66,912,971
Moog Inc., Class A(a)	1,862,222	118,306,963
National Presto Industries Inc.	322,481	26,398,295
Park Aerospace Corp.(a)	1,155,175	12,614,511
Triumph Group Inc.(a)	3,054,330	19,883,688

		658,684,761
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,622,199	98,791,919
Echo Global Logistics Inc.(a)(b)(c)	1,651,632	42,562,557
Forward Air Corp.(a)	1,736,705	99,652,133
Hub Group Inc., Class A(a)(b)(c)	2,080,249	104,418,098

		345,424,707
Airlines — 0.6%
Allegiant Travel Co.	806,485	96,616,903
Hawaiian Holdings Inc.(a)	2,854,926	36,799,996
SkyWest Inc.(a)	3,114,615	93,002,404

		226,419,303
Auto Components — 1.5%
American Axle & Manufacturing Holdings Inc.(a)(b)(c)	7,030,604	40,566,585
Cooper Tire & Rubber Co.(a)(c)	3,122,392	98,979,826
Cooper-Standard Holdings Inc.(a)(b)(c)	1,040,938	13,750,791
Dorman Products Inc.(a)(b)(c)	1,791,945	161,955,989
Gentherm Inc.(a)(b)(c)	2,026,822	82,897,020
LCI Industries(a)	1,561,245	165,944,731
Motorcar Parts of America Inc.(a)(b)(c)	1,171,809	18,233,348
Standard Motor Products Inc.(a)	1,248,390	55,740,614

		638,068,904
Automobiles — 0.3%
Winnebago Industries Inc.(a)(c)	2,091,634	108,074,729

Banks — 7.5%
Allegiance Bancshares Inc.(a)(c)	1,166,726	27,266,387
Ameris Bancorp.(a)	4,312,960	98,249,229
Banc of California Inc.(a)	2,748,422	27,814,031
BancFirst Corp.	1,155,558	47,192,989
BankUnited Inc.(a)	5,611,769	122,953,859
Banner Corp.(a)	2,031,980	65,551,675
Berkshire Hills Bancorp. Inc.(a)	2,971,574	30,042,613
Boston Private Financial Holdings Inc.(a)	5,047,081	27,859,887
Brookline Bancorp. Inc.(a)	4,843,662	41,873,458
Cadence BanCorp.(a)	7,724,171	66,350,629
Central Pacific Financial Corp.(a)	1,523,752	20,677,315
City Holding Co.(a)	994,944	57,318,724
Columbia Banking System Inc.(a)	4,321,861	103,076,385
Community Bank System Inc.(a)	3,252,227	177,116,282
Customers Bancorp. Inc.(a)(b)(c)	1,786,159	20,004,981
CVB Financial Corp.(a)	7,906,679	131,488,072
Dime Community Bancshares Inc.(a)	1,751,424	19,808,605
Eagle Bancorp. Inc.(a)	2,000,375	53,590,046
FB Financial Corp.	1,941,637	48,773,921
First BanCorp./Puerto Rico(a)	13,540,504	70,681,431
First Commonwealth Financial Corp.(a)	5,939,558	45,972,179
First Financial Bancorp.(a)	6,094,029	73,158,818
First Hawaiian Inc.(a)	8,061,735	116,653,305

Security	Shares	Value

Banks (continued)
First Midwest Bancorp. Inc.(a)	7,076,960	$76,289,629
Great Western Bancorp. Inc.(a)(c)	3,350,283	41,711,023
Hanmi Financial Corp.(a)	1,828,580	15,012,642
Heritage Financial Corp./WA(a)	2,192,865	40,326,787
Hope Bancorp Inc.(a)	7,649,957	58,024,924
Independent Bank Corp.(a)	2,043,207	107,023,183
Independent Bank Group Inc.(a)	2,270,728	100,320,763
National Bank Holdings Corp., Class A(a)	1,891,990	49,664,737
NBT Bancorp. Inc.(a)	2,706,846	72,597,610
OFG Bancorp.(a)	3,176,244	39,576,000
Old National Bancorp./IN(a)	10,077,777	126,576,879
Pacific Premier Bancorp. Inc.(a)	5,797,677	116,765,215
Park National Corp.(a)	880,244	72,144,798
Preferred Bank/Los Angeles CA(a)	841,690	27,035,083
S&T Bancorp. Inc.(a)	2,436,270	43,097,616
Seacoast Banking Corp. of Florida(a)(b)(c)	3,289,018	59,300,994
ServisFirst Bancshares Inc.(a)(c)	2,909,557	99,012,225
Simmons First National Corp., Class A(a)	6,752,012	107,053,150
Southside Bancshares Inc.(a)	1,947,778	47,584,217
Tompkins Financial Corp.(a)	749,958	42,605,114
Triumph Bancorp. Inc.(a)(b)(c)	1,403,693	43,711,000
United Community Banks Inc./GA(a)	5,041,686	85,355,744
Veritex Holdings Inc.(a)	3,081,476	52,477,536
Westamerica Bancorp.(a)	1,671,671	90,855,319

		3,107,597,009
Beverages — 0.4%
Coca-Cola Consolidated Inc.(c)	288,105	69,341,111
MGP Ingredients Inc.(c)	818,809	32,539,470
National Beverage Corp.(b)(c)	723,556	49,209,044

		151,089,625
Biotechnology — 2.4%
Anika Therapeutics Inc.(a)(b)(c)	881,807	31,207,150
Coherus Biosciences Inc.(a)(b)(c)	3,903,673	71,593,363
Cytokinetics Inc.(a)(b)(c)	4,376,092	94,742,392
Eagle Pharmaceuticals Inc./DE(a)(b)(c)	751,666	31,930,772
Enanta Pharmaceuticals Inc.(a)(b)(c)	1,108,771	50,759,536
Momenta Pharmaceuticals Inc.(a)(b)	7,344,665	385,448,019
Myriad Genetics Inc.(a)(b)(c)	4,637,025	60,466,806
REGENXBIO Inc.(b)(c)	1,853,801	51,016,603
Spectrum Pharmaceuticals Inc.(a)(b)(c)	9,045,385	36,905,171
Vanda Pharmaceuticals Inc.(a)(b)(c)	3,392,069	32,767,387
Xencor Inc.(a)(b)(c)	3,552,937	137,818,426

		984,655,625
Building Products — 3.0%
AAON Inc.(c)	2,530,164	152,442,381
American Woodmark Corp.(a)(b)(c)	1,054,717	82,837,473
Apogee Enterprises Inc.(a)	1,635,920	34,959,610
Gibraltar Industries Inc.(a)(b)(c)	2,012,417	131,088,843
Griffon Corp.	2,787,094	54,459,817
Insteel Industries Inc.(a)(c)	1,186,608	22,189,570
Patrick Industries Inc.(a)	1,368,112	78,693,802
PGT Innovations Inc.(a)(b)(c)	3,659,694	64,117,839
Quanex Building Products Corp.(a)(c)	2,036,127	37,546,182
Resideo Technologies Inc.(a)(b)(c)	7,661,156	84,272,716
Simpson Manufacturing Co. Inc.(a)	2,698,386	262,175,184
UFP Industries Inc.(a)	3,932,203	222,208,792

		1,226,992,209
Capital Markets — 0.9%
Blucora Inc.(a)(b)(c)	2,981,598	28,086,653

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
BrightSphere Investment Group Inc.	3,729,408	$48,109,363
Calamos Asset Management Inc.(b)(d)	680,499	7
Donnelley Financial Solutions Inc.(a)(b)(c)	1,868,715	24,966,032
Greenhill & Co. Inc.(c)	876,263	9,945,585
Piper Sandler Cos	852,685	62,246,005
StoneX Group Inc.(a)(b)	1,033,964	52,897,598
Virtus Investment Partners Inc.(a)	447,139	61,995,822
Waddell & Reed Financial Inc., Class A(a)(c)	4,044,589	60,062,147
WisdomTree Investments Inc.	6,925,053	22,160,170

		370,469,382
Chemicals — 2.9%
AdvanSix Inc.(a)(b)	1,726,837	22,241,661
American Vanguard Corp.(a)	1,636,136	21,498,827
Balchem Corp.(a)	2,007,778	196,019,366
Ferro Corp.(a)(b)(c)	5,105,126	63,303,562
FutureFuel Corp.	1,589,987	18,078,152
GCP Applied Technologies Inc.(b)(c)	2,989,406	62,628,056
Hawkins Inc.(a)	589,130	27,158,893
HB Fuller Co.(a)	3,200,648	146,525,665
Innospec Inc.(a)	1,524,435	96,527,224
Koppers Holdings Inc.(a)(b)(c)	1,306,283	27,314,378
Kraton Corp.(a)(b)(c)	1,977,661	35,241,919
Livent Corp.(a)(b)(c)	9,077,528	81,425,426
Quaker Chemical Corp.(c)	817,556	146,922,989
Rayonier Advanced Materials Inc.(a)(b)	3,902,860	12,489,152
Stepan Co.(a)	1,321,614	144,055,926
Tredegar Corp.	1,601,881	23,819,970
Trinseo SA(a)	2,375,281	60,902,205

		1,186,153,371
Commercial Services & Supplies — 2.0%
ABM Industries Inc.(a)	4,137,811	151,692,151
Brady Corp., Class A, NVS	3,005,433	120,277,429
Deluxe Corp.(a)	2,598,037	66,847,492
Harsco Corp.(a)(b)(c)	4,897,398	68,122,806
Interface Inc.(a)	3,606,953	22,074,552
Matthews International Corp., Class A(a)	1,940,541	43,390,497
Pitney Bowes Inc.(a)	10,704,451	56,840,635
RR Donnelley & Sons Co.(a)(c)	4,398,743	6,422,165
Team Inc.(a)(b)(c)	1,886,923	10,378,076
U.S. Ecology Inc.(a)	1,955,755	63,894,516
UniFirst Corp./MA(a)(c)	946,467	179,232,456
Viad Corp.(a)	1,266,240	26,375,779

		815,548,554
Communications Equipment — 1.0%
ADTRAN Inc.(a)	2,976,649	30,525,536
Applied Optoelectronics Inc.(a)(b)(c)	1,290,783	14,521,309
CalAmp Corp.(a)(b)(c)	2,117,127	15,222,143
Comtech Telecommunications Corp.(a)	1,523,642	21,330,988
Digi International Inc.(a)(b)(c)	1,802,200	28,168,386
Extreme Networks Inc.(b)	5,811,357	23,361,655
Harmonic Inc.(a)(b)(c)	6,047,204	33,743,398
NETGEAR Inc.(a)(b)(c)	1,856,063	57,203,862
Plantronics Inc.(a)	2,301,292	27,247,297
Viavi Solutions Inc.(a)(b)(c)	14,171,173	166,227,859

		417,552,433
Construction & Engineering — 0.9%
Aegion Corp.(a)(b)(c)	1,909,890	26,986,746
Arcosa Inc.(a)	3,000,358	132,285,784
Comfort Systems USA Inc.(a)	2,264,170	116,627,397

Security	Shares	Value

Construction & Engineering (continued)
Granite Construction Inc.(a)(c)	2,901,102	$51,088,406
MYR Group Inc.(a)(b)(c)	1,037,076	38,558,485

		365,546,818
Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)(c)	983,052	28,547,830

Consumer Finance — 1.0%
Encore Capital Group Inc.(a)(b)(c)	1,945,144	75,063,107
Enova International Inc.(a)(b)(c)	1,868,851	30,630,468
EZCORP Inc., Class A, NVS(b)(c)	3,209,599	16,144,283
Green Dot Corp., Class A(a)(b)(c)	3,202,451	162,076,045
PRA Group Inc.(a)(b)(c)	2,828,977	113,017,631
World Acceptance Corp.(b)(c)	280,923	29,651,423

		426,582,957
Containers & Packaging — 0.1%
Myers Industries Inc.(a)	2,221,727	29,393,448

Distributors — 0.2%
Core-Mark Holding Co. Inc.(a)	2,798,762	80,968,185

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)(b)(c)	918,430	25,890,542
Perdoceo Education Corp.(a)(b)(c)	4,290,806	52,519,466
Regis Corp.(b)(c)	1,492,467	9,163,747

		87,573,755
Diversified Telecommunication Services — 1.4%
ATN International Inc.	683,849	34,288,189
Cincinnati Bell Inc.(a)(b)(c)	3,035,633	45,534,495
Cogent Communications Holdings Inc.(a)	2,612,324	156,870,056
Consolidated Communications Holdings Inc.(a)(b)	4,534,534	25,801,499
Iridium Communications Inc.(a)(b)(c)	7,238,566	185,162,518
Vonage Holdings Corp.(b)(c)	11,540,931	118,063,724

		565,720,481
Electrical Equipment — 0.6%
AZZ Inc.(a)	1,625,869	55,474,650
Encore Wire Corp.(a)	1,280,583	59,444,663
Powell Industries Inc.	543,795	13,121,773
Vicor Corp.(b)(c)	1,301,868	101,194,200

		229,235,286
Electronic Equipment, Instruments & Components — 3.7%
Arlo Technologies Inc.(a)(b)	4,849,792	25,509,906
Badger Meter Inc.(a)(c)	1,807,275	118,141,567
Bel Fuse Inc., Class B, NVS	630,405	6,732,725
Benchmark Electronics Inc.(a)(c)	2,263,050	45,600,457
CTS Corp.(a)	2,002,801	44,121,706
Daktronics Inc.(a)	2,253,832	8,925,175
ePlus Inc.(a)(b)(c)	841,203	61,576,060
Fabrinet(a)(b)(c)	2,280,628	143,747,983
FARO Technologies Inc.(a)(b)(c)	1,103,692	67,303,138
Insight Enterprises Inc.(a)(b)(c)	2,176,768	123,161,533
Itron Inc.(a)(b)(c)	2,503,322	152,051,778
Knowles Corp.(a)(b)(c)	5,687,947	84,750,410
Methode Electronics Inc.(a)	2,329,390	66,387,615
MTS Systems Corp.(a)	1,187,598	22,694,998
OSI Systems Inc.(a)(b)(c)	1,043,633	80,996,357
PC Connection Inc.(c)	681,077	27,965,022
Plexus Corp.(a)(b)(c)	1,815,237	128,210,189
Rogers Corp.(a)(b)(c)	1,159,110	113,662,327
Sanmina Corp.(a)(b)(c)	4,205,955	113,771,083
ScanSource Inc.(a)(b)(c)	1,574,095	31,214,304

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TTM Technologies Inc.(a)(b)(c)	6,160,481	$70,291,088

		1,536,815,421
Energy Equipment & Services — 1.2%
Archrock Inc.(a)	7,974,282	42,901,637
Bristow Group Inc.(b)(c)	1,465,932	31,151,055
Core Laboratories NV(a)(c)	2,761,020	42,133,165
DMC Global Inc.(a)(c)	916,688	30,195,703
Dril-Quip Inc.(a)(b)(c)	2,176,146	53,881,375
Exterran Corp.(b)	1,531,485	6,370,978
Geospace Technologies Corp.(a)(b)(c)	841,777	5,202,182
Helix Energy Solutions Group Inc.(a)(b)(c)	8,690,004	20,942,910
Helmerich & Payne Inc.(a)	6,670,912	97,728,861
Matrix Service Co.(a)(b)(c)	1,630,102	13,611,352
Nabors Industries Ltd.(a)	397,199	9,707,543
Newpark Resources Inc.(a)(b)	5,584,670	5,863,903
Oceaneering International Inc.(a)(b)(c)	6,116,783	21,531,076
Oil States International Inc.(a)(b)(c)	3,759,924	10,264,592
Patterson-UTI Energy Inc.(a)	11,631,851	33,150,775
ProPetro Holding Corp.(b)	4,972,813	20,189,621
RPC Inc.(b)(c)	3,578,348	9,446,839
SEACOR Holdings Inc.(a)(b)(c)	1,186,714	34,509,643
U.S. Silica Holdings Inc.(a)	4,552,209	13,656,627

		502,439,837
Entertainment — 0.2%
Glu Mobile Inc.(a)(b)(c)	9,119,820	69,994,619
Marcus Corp. (The)(a)	1,425,288	11,017,476

		81,012,095
Equity Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust(a)	5,354,267	56,219,804
Agree Realty Corp.(a)(c)	3,342,410	212,710,972
Alexander & Baldwin Inc.(a)	4,490,473	50,338,202
American Assets Trust Inc.(a)	3,094,789	74,553,467
Armada Hoffler Properties Inc.(a)	3,595,843	33,297,506
Brandywine Realty Trust(a)	10,587,087	109,470,480
CareTrust REIT Inc.(a)	5,942,188	105,741,236
Chatham Lodging Trust(a)	2,893,252	22,046,580
Community Healthcare Trust Inc.(a)	1,325,915	61,999,785
CoreCivic Inc.(a)	7,425,212	59,401,696
DiamondRock Hospitality Co.(a)	12,383,502	62,784,355
Diversified Healthcare Trust(a)	14,769,083	51,987,172
Easterly Government Properties Inc.(a)	4,909,302	110,017,458
Essential Properties Realty Trust Inc.	4,717,451	86,423,702
Four Corners Property Trust Inc.(a)	4,365,668	111,717,444
Franklin Street Properties Corp.(a)	5,950,944	21,780,455
Getty Realty Corp.(a)	2,185,224	56,837,676
Global Net Lease Inc.(a)	5,553,997	88,308,552
Hersha Hospitality Trust(a)	2,246,295	12,444,474
Independence Realty Trust Inc.(a)	5,880,612	68,156,293
Industrial Logistics Properties Trust(a)	4,047,424	88,517,163
Innovative Industrial Properties Inc.(a)	1,346,860	167,158,795
Investors Real Estate Trust(a)(c)	796,148	51,884,965
iStar Inc.(a)	4,663,943	55,081,167
Kite Realty Group Trust(a)	5,209,975	60,331,511
Lexington Realty Trust(a)	17,179,094	179,521,532
LTC Properties Inc.(a)	2,435,711	84,908,886
Mack-Cali Realty Corp.(a)	5,348,782	67,501,629
National Storage Affiliates Trust(a)	3,842,682	125,694,128
NexPoint Residential Trust Inc.(a)	1,352,920	60,002,002
Office Properties Income Trust(a)	3,054,054	63,279,999

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Retail Opportunity Investments Corp.(a)	7,319,575	$76,233,374
Retail Properties of America Inc., Class A(a)	13,298,199	77,262,536
RPT Realty(a)	5,024,132	27,331,278
Safehold Inc.(c)	856,523	53,190,078
Saul Centers Inc.	786,098	20,894,485
SITE Centers Corp.	9,273,175	66,766,860
Summit Hotel Properties Inc.(a)	6,560,361	33,982,670
Tanger Factory Outlet Centers Inc.(a)(c)	5,801,582	34,983,539
Uniti Group Inc.(a)	12,050,444	126,951,428
Universal Health Realty Income Trust(a)	794,847	45,298,331
Urstadt Biddle Properties Inc., Class A(a)	1,847,847	17,000,192
Washington Prime Group Inc.(a)(c)	11,547,121	7,475,606
Washington REIT(a)	5,111,098	102,886,403
Whitestone REIT(a)	2,452,251	14,713,506
Xenia Hotels & Resorts Inc.(a)(c)	7,059,015	61,978,152

		3,227,067,524
Food & Staples Retailing — 0.6%
Andersons Inc. (The)(a)	1,904,851	36,515,994
Chefs’ Warehouse Inc. (The)(a)(b)(c)	2,017,597	29,335,860
PriceSmart Inc.(c)	1,445,758	96,070,619
SpartanNash Co.(a)	2,224,064	36,363,446
United Natural Foods Inc.(a)(b)(c)	3,394,309	50,473,375

		248,759,294
Food Products — 1.2%
B&G Foods Inc.(a)	3,982,577	110,596,163
Calavo Growers Inc.(a)(c)	1,029,119	68,199,716
Cal-Maine Foods Inc.(a)(b)(c)	2,305,546	88,463,800
Fresh Del Monte Produce Inc.(c)	1,880,534	43,101,839
J&J Snack Foods Corp.	926,493	120,805,422
John B Sanfilippo & Son Inc.(a)	547,567	41,275,601
Seneca Foods Corp., Class A(a)(b)(c)	413,975	14,791,327

		487,233,868
Gas Utilities — 0.7%
Chesapeake Utilities Corp.(a)	1,026,077	86,498,291
Northwest Natural Holding Co.(a)	1,895,982	86,058,623
South Jersey Industries Inc.(a)	6,243,263	120,307,678

		292,864,592
Health Care Equipment & Supplies — 3.7%
AngioDynamics Inc.(a)(b)(c)	2,350,700	28,349,442
Cardiovascular Systems Inc.(a)(b)(c)	2,462,158	96,885,917
CONMED Corp.(a)(c)	1,773,327	139,507,635
CryoLife Inc.(a)(b)(c)	2,349,767	43,400,197
Cutera Inc.(a)(b)(c)	1,083,923	20,562,019
Glaukos Corp.(a)(b)(c)	2,772,875	137,312,770
Heska Corp.(a)(b)(c)	551,011	54,434,377
Inogen Inc.(a)(b)(c)	1,139,347	33,041,063
Integer Holdings Corp.(a)(b)(c)	2,038,864	120,313,365
Invacare Corp.(a)(c)	2,120,097	15,943,129
Lantheus Holdings Inc.(a)(b)(c)	4,146,929	52,541,590
LeMaitre Vascular Inc.(a)(c)	1,042,016	33,896,780
Meridian Bioscience Inc.(a)(b)	2,660,422	45,173,966
Merit Medical Systems Inc.(a)(b)(c)	3,030,506	131,827,011
Mesa Laboratories Inc.(a)(c)	300,906	76,658,813
Natus Medical Inc.(a)(b)(c)	2,102,307	36,012,519
Neogen Corp.(a)(b)(c)	3,291,506	257,560,345
OraSure Technologies Inc.(a)(b)(c)	4,441,436	54,052,276
Orthofix Medical Inc.(a)(b)(c)	1,199,651	37,357,132
Surmodics Inc.(a)(b)(c)	846,927	32,953,930
Tactile Systems Technology Inc.(a)(b)(c)	1,204,912	44,087,730

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varex Imaging Corp.(a)(b)(c)	2,424,167	$30,835,404
Zynex Inc.(b)(c)	1,197,345	20,893,670

		1,543,601,080
Health Care Providers & Services — 3.8%
Addus HomeCare Corp.(a)(b)(c)	923,675	87,296,524
AMN Healthcare Services Inc.(a)(b)(c)	2,916,441	170,495,141
BioTelemetry Inc.(a)(b)(c)	2,121,786	96,711,006
Community Health Systems Inc.(a)(b)(c)	6,979,008	29,451,414
CorVel Corp.(b)(c)	567,626	48,492,289
Covetrus Inc.(a)(b)(c)	6,092,485	148,656,634
Cross Country Healthcare Inc.(a)(b)(c)	2,152,327	13,968,602
Ensign Group Inc. (The)(a)	3,137,189	179,008,004
Fulgent Genetics Inc.(b)(c)	731,895	29,305,076
Hanger Inc.(a)(b)(c)	2,364,830	37,411,611
Magellan Health Inc.(a)(b)	1,398,131	105,950,367
Owens & Minor Inc.(a)(c)	3,958,743	99,404,037
Pennant Group Inc. (The)(a)(b)(c)	1,563,042	60,270,899
Providence Service Corp. (The)(a)(b)(c)	758,685	70,489,423
R1 RCM Inc.(a)(b)(c)	7,173,734	123,029,538
RadNet Inc.(b)(c)	2,484,582	38,138,334
Select Medical Holdings Corp.(b)(c)	6,652,527	138,505,612
Tivity Health Inc.(b)(c)	2,320,782	32,537,364
U.S. Physical Therapy Inc.(a)(c)	797,143	69,255,784

		1,578,377,659
Health Care Technology — 1.5%
Allscripts Healthcare Solutions Inc.(a)(b)(c)	10,115,102	82,336,930
Computer Programs & Systems Inc.(a)(c)	777,823	21,475,693
HealthStream Inc.(b)(c)	1,588,836	31,887,939
HMS Holdings Corp.(a)(b)(c)	5,494,100	131,583,695
NextGen Healthcare Inc.(a)(b)(c)	3,434,529	43,755,899
Omnicell Inc.(a)(b)(c)	2,654,201	198,162,647
Simulations Plus Inc.(c)	939,238	70,780,976
Tabula Rasa HealthCare Inc.(a)(b)(c)	1,296,830	52,871,759

		632,855,538
Hotels, Restaurants & Leisure — 1.6%
BJ’s Restaurants Inc.(a)	1,382,860	40,711,398
Bloomin’ Brands Inc.(a)	4,944,804	75,507,157
Brinker International Inc.(a)	2,797,083	119,491,386
Cheesecake Factory Inc. (The)(a)(c)	2,595,986	72,012,652
Chuy’s Holdings Inc.(a)(b)(c)	1,222,117	23,929,051
Dave & Buster’s Entertainment Inc.(a)(c)	2,945,287	44,650,551
Dine Brands Global Inc.(a)	1,019,090	55,632,123
El Pollo Loco Holdings Inc.(b)(c)	1,150,777	18,642,587
Fiesta Restaurant Group Inc.(b)(c)	1,071,425	10,039,252
Monarch Casino & Resort Inc.(b)(c)	790,300	35,247,380
Red Robin Gourmet Burgers Inc.(a)(b)(c)	957,456	12,600,121
Ruth’s Hospitality Group Inc.(a)	1,962,331	21,703,381
Shake Shack Inc., Class A(a)(b)(c)	2,207,160	142,317,677

		672,484,716
Household Durables — 3.1%
Cavco Industries Inc.(a)(b)(c)	529,889	95,544,285
Century Communities Inc.(a)(b)(c)	1,800,917	76,232,817
Ethan Allen Interiors Inc.(a)	1,342,803	18,181,553
Installed Building Products Inc.(b)(c)	1,405,652	143,025,091
iRobot Corp.(a)(b)(c)	1,730,697	131,359,902
La-Z-Boy Inc.(a)(c)	2,854,864	90,299,348
LGI Homes Inc.(a)(b)(c)	1,370,341	159,192,514
M/I Homes Inc.(a)(b)(c)	1,771,674	81,585,588
MDC Holdings Inc.	3,108,782	146,423,632

Security	Shares	Value

Household Durables (continued)
Meritage Homes Corp.(a)(b)(c)	2,333,993	$257,649,487
Tupperware Brands Corp.(a)(c)	3,048,649	61,460,764
Universal Electronics Inc.(a)(b)(c)	864,727	32,634,797

		1,293,589,778
Household Products — 0.7%
Central Garden & Pet Co.(a)(b)(c)	603,225	24,086,774
Central Garden & Pet Co., Class A, NVS(b)(c)	2,409,886	87,093,280
WD-40 Co.(a)(c)	848,144	160,562,141

		271,742,195
Industrial Conglomerates — 0.1%
Raven Industries Inc.(a)	2,224,810	47,877,911

Insurance — 3.2%
Ambac Financial Group Inc.(b)(c)	2,198,839	28,079,174
American Equity Investment Life Holding Co.(a)	5,582,315	122,755,107
AMERISAFE Inc.(a)	1,199,838	68,822,708
eHealth Inc.(a)(b)(c)	1,598,240	126,260,960
Employers Holdings Inc.(a)	1,715,805	51,903,101
HCI Group Inc.	378,798	18,670,953
Horace Mann Educators Corp.(a)	2,525,896	84,364,926
James River Group Holdings Ltd.(a)	1,896,355	84,444,688
Kinsale Capital Group Inc.(a)(c)	1,316,995	250,466,109
Palomar Holdings Inc.(a)(b)(c)	1,343,640	140,061,034
ProAssurance Corp.(a)	3,351,211	52,412,940
Safety Insurance Group Inc.(a)	888,828	61,409,127
Stewart Information Services Corp.(a)	1,596,672	69,822,467
Third Point Reinsurance Ltd.(a)(b)(c)	5,066,650	35,213,217
Trupanion Inc.(b)(c)	895,733	70,673,334
United Fire Group Inc.(a)	1,336,104	27,149,633
United Insurance Holdings Corp.	1,273,595	7,717,986
Universal Insurance Holdings Inc.(a)	1,799,104	24,899,599

		1,325,127,063
Interactive Media & Services — 0.1%
QuinStreet Inc.(a)(b)(c)	3,006,943	47,629,977

Internet & Direct Marketing Retail — 0.9%
Liquidity Services Inc.(b)	1,615,023	12,048,072
PetMed Express Inc.(a)	1,258,242	39,785,612
Shutterstock Inc.	1,371,139	71,354,073
Stamps.com Inc.(a)(b)(c)	1,090,904	262,853,319

		386,041,076
IT Services — 2.3%
Cardtronics PLC, Class A(b)(c)	2,208,478	43,727,864
CSG Systems International Inc.(a)	2,053,456	84,089,023
EVERTEC Inc.(a)	3,702,120	128,500,585
ExlService Holdings Inc.(a)(b)(c)	2,121,226	139,937,279
ManTech International Corp./VA, Class A(a)	1,684,895	116,055,568
NIC Inc.(a)(c)	4,159,841	81,948,868
Perficient Inc.(a)(b)(c)	2,063,693	88,202,239
Sykes Enterprises Inc.(a)(b)(c)	2,486,117	85,050,063
TTEC Holdings Inc.	1,131,275	61,711,051
Unisys Corp.(a)(b)(c)	3,911,323	41,733,816
Virtusa Corp.(a)(b)(c)	1,764,718	86,753,537

		957,709,893
Leisure Products — 1.1%
Callaway Golf Co.(a)(c)	5,844,550	111,864,687
Sturm Ruger & Co. Inc.(a)	1,085,927	66,415,295
Vista Outdoor Inc.(a)(b)(c)	3,603,779	72,724,260

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
YETI Holdings Inc.(a)(b)(c)	4,644,492	$210,488,378

		461,492,620
Life Sciences Tools & Services — 0.8%
Luminex Corp.(a)	2,676,206	70,250,407
NeoGenomics Inc.(a)(b)(c)	6,854,211	252,851,844

		323,102,251
Machinery — 6.0%
Alamo Group Inc.(a)	611,177	66,025,451
Albany International Corp., Class A(a)(c)	1,906,655	94,398,489
Astec Industries Inc.(a)(c)	1,402,927	76,108,790
Barnes Group Inc.(a)	2,885,392	103,123,910
Chart Industries Inc.(a)(b)(c)	2,186,882	153,672,198
CIRCOR International Inc.(a)(b)(c)	1,241,161	33,945,753
Enerpac Tool Group Corp.(a)(c)	3,709,727	69,779,965
EnPro Industries Inc.(a)	1,273,331	71,828,602
ESCO Technologies Inc.(a)	1,616,129	130,195,352
Federal Signal Corp.(a)	3,750,330	109,697,153
Franklin Electric Co. Inc.(a)	2,379,580	139,990,691
Greenbrier Companies Inc. (The)(a)	2,029,684	59,672,710
Hillenbrand Inc.(a)	4,638,394	131,544,854
John Bean Technologies Corp.(a)(c)	1,969,289	180,957,966
Lindsay Corp.(a)	672,497	65,017,010
Lydall Inc.(a)(b)(c)	1,039,512	17,193,528
Meritor Inc.(a)(b)(c)	4,487,487	93,967,978
Mueller Industries Inc.(a)	3,524,962	95,385,472
Proto Labs Inc.(a)(b)(c)	1,657,639	214,664,250
SPX Corp.(a)(b)(c)	2,773,808	128,649,215
SPX FLOW Inc.(a)(b)(c)	2,633,291	112,757,521
Standex International Corp.(a)	768,456	45,492,595
Tennant Co.(a)	1,145,886	69,165,679
Titan International Inc.(a)(c)	3,077,729	8,894,637
Wabash National Corp.(a)	3,284,193	39,278,948
Watts Water Technologies Inc., Class A(a)(c)	1,703,566	170,612,135

		2,482,020,852
Marine — 0.3%
Matson Inc.(a)	2,673,619	107,185,386

Media — 0.5%
EW Scripps Co. (The), Class A, NVS	3,541,510	40,514,874
Gannett Co. Inc.(a)	7,977,496	10,370,745
Meredith Corp.(a)	2,503,757	32,849,292
Scholastic Corp., NVS	1,857,245	38,983,573
TechTarget Inc.(a)(b)(c)	1,435,697	63,113,240

		185,831,724
Metals & Mining — 1.5%
Allegheny Technologies Inc.(a)(b)(c)	7,859,641	68,536,069
Arconic Corp.(a)(b)(c)	6,025,012	114,776,479
Carpenter Technology Corp.(a)	2,975,964	54,043,506
Century Aluminum Co.(b)(c)	3,087,253	21,981,241
Cleveland-Cliffs Inc.(a)(c)	24,777,304	159,070,292
Haynes International Inc.(a)	773,588	13,220,619
Kaiser Aluminum Corp.(a)	981,410	52,593,762
Materion Corp.(a)	1,261,352	65,628,145
Olympic Steel Inc.(a)(c)	559,462	6,355,488
SunCoke Energy Inc.(a)	5,099,120	17,438,990
TimkenSteel Corp.(a)(b)(c)	2,330,618	8,273,694
Warrior Met Coal Inc.(c)	2,470,246	42,191,802

		624,110,087

Security	Shares	Value

Mortgage Real Estate Investment — 1.1%
Apollo Commercial Real Estate Finance Inc.(a)	8,431,797	$75,970,491
ARMOUR Residential REIT Inc.(a)	4,015,156	38,184,133
Capstead Mortgage Corp.(a)	5,987,618	33,650,413
Granite Point Mortgage Trust Inc.(a)	3,426,452	24,293,545
Invesco Mortgage Capital Inc.(a)(c)	11,254,545	30,499,817
KKR Real Estate Finance Trust Inc.	1,687,669	27,897,169
New York Mortgage Trust Inc.(a)	23,445,720	59,786,586
PennyMac Mortgage Investment Trust	6,161,772	99,019,676
Ready Capital Corp.	2,554,369	28,608,933
Redwood Trust Inc.(a)	7,134,375	53,650,500

		471,561,263
Multi-Utilities — 0.4%
Avista Corp.(a)	4,215,321	143,826,753

Multiline Retail — 0.5%
Big Lots Inc.(a)(c)	2,215,717	98,820,978
Macy’s Inc.(a)(c)	19,240,473	109,670,696

		208,491,674
Oil, Gas & Consumable Fuels — 1.6%
Bonanza Creek Energy Inc.(a)(b)(c)	1,142,340	21,475,992
Callon Petroleum Co.(a)(b)(c)	2,490,704	12,005,193
CONSOL Energy Inc.(a)(b)(c)	1,603,897	7,105,264
Dorian LPG Ltd.(b)(c)	2,074,934	16,620,221
Green Plains Inc.(a)(b)	2,080,114	32,200,165
Gulfport Energy Corp.(a)(b)(c)	8,791,764	4,634,139
Laredo Petroleum Inc.(b)(c)	554,285	5,431,993
Matador Resources Co.(a)(b)(c)	6,816,879	56,307,421
Oasis Petroleum Inc.(a)(b)(c)	18,192,366	5,093,862
Par Pacific Holdings Inc.(b)(c)	2,433,089	16,472,012
PBF Energy Inc., Class A	5,965,861	33,945,749
PDC Energy Inc.(a)(b)(c)	6,181,909	76,624,762
Penn Virginia Corp.(a)(b)(c)	934,974	9,209,494
QEP Resources Inc.(a)	14,928,944	13,477,851
Range Resources Corp.(a)(c)	15,894,308	105,220,319
Renewable Energy Group Inc.(a)(b)(c)	2,430,777	129,852,107
REX American Resources Corp.(a)(b)(c)	335,998	22,044,829
SM Energy Co.(a)(c)	6,557,881	10,427,031
Southwestern Energy Co.(a)(b)(c)	37,581,453	88,316,415
Talos Energy Inc.(b)(c)	1,439,516	9,284,878

		675,749,697
Paper & Forest Products — 0.7%
Boise Cascade Co.(a)(c)	2,432,876	97,120,410
Clearwater Paper Corp.(a)(b)(c)	1,028,581	39,024,363
Mercer International Inc.	2,434,761	16,069,422
Neenah Inc.(a)	1,042,862	39,076,039
PH Glatfelter Co.	2,753,831	37,920,253
Schweitzer-Mauduit International Inc.(a)	1,945,517	59,124,262

		288,334,749
Personal Products — 0.5%
Inter Parfums Inc.	1,096,035	40,936,907
Medifast Inc.(a)	730,216	120,084,021
USANA Health Sciences Inc.(b)(c)	743,439	54,754,283

		215,775,211
Pharmaceuticals — 1.3%
AMAG Pharmaceuticals Inc.(a)(b)(c)	1,869,302	17,571,439
Amphastar Pharmaceuticals Inc.(b)(c)	2,269,471	42,552,581
ANI Pharmaceuticals Inc.(b)(c)	591,264	16,679,558
Corcept Therapeutics Inc.(a)(b)(c)	6,455,172	112,352,269
Endo International PLC(a)(b)(c)	14,264,146	47,071,682

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Innoviva Inc.(b)(c)	3,901,772	$40,773,517
Lannett Co. Inc.(a)(b)(c)	2,106,217	12,868,986
Pacira BioSciences Inc.(a)(b)(c)	2,652,895	159,492,047
Phibro Animal Health Corp., Class A(a)	1,249,898	21,748,225
Supernus Pharmaceuticals Inc.(a)(b)(c)	3,268,730	68,120,333

		539,230,637
Professional Services — 1.1%
Exponent Inc.(a)	3,204,070	230,789,162
Forrester Research Inc.(b)	675,107	22,136,759
Heidrick & Struggles International Inc.(a)	1,200,522	23,590,258
Kelly Services Inc., Class A, NVS	2,084,605	35,521,669
Korn Ferry(a)	3,492,107	101,271,103
Resources Connection Inc.(a)	1,861,493	21,500,244
TrueBlue Inc.(a)(b)(c)	2,238,221	34,670,043

		469,479,238
Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(b)(c)	1,489,000	40,977,280
RE/MAX Holdings Inc., Class A(a)	1,124,913	36,818,402
Realogy Holdings Corp.(a)	7,164,838	67,636,071
St. Joe Co. (The)(b)(c)	1,937,021	39,960,743

		185,392,496
Road & Rail — 0.9%
ArcBest Corp.(a)	1,579,320	49,053,679
Heartland Express Inc.	3,080,812	57,303,103
Marten Transport Ltd.	3,642,810	59,450,660
Saia Inc.(a)(b)(c)	1,623,008	204,726,229

		370,533,671
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries Inc.(a)(b)(c)	2,379,111	149,741,246
Axcelis Technologies Inc.(a)(b)(c)	2,077,104	45,696,288
Brooks Automation Inc.(a)(c)	4,578,124	211,784,016
CEVA Inc.(a)(b)(c)	1,375,360	54,147,923
Cohu Inc.(a)(c)	2,598,348	44,639,619
Diodes Inc.(a)(b)(c)	2,605,793	147,097,015
DSP Group Inc.(a)(b)(c)	1,347,316	17,757,625
FormFactor Inc.(a)(b)(c)	4,782,866	119,236,849
Ichor Holdings Ltd.(a)(b)(c)	1,424,460	30,725,602
Kulicke & Soffa Industries Inc.(a)	3,838,265	85,977,136
MaxLinear Inc.(a)(b)(c)	4,129,723	95,974,763
Onto Innovation Inc.(a)(b)(c)	3,029,827	90,228,248
PDF Solutions Inc.(b)(c)	1,813,421	33,929,107
Photronics Inc.(a)(b)(c)	4,072,999	40,567,070
Power Integrations Inc.(a)(c)	3,710,038	205,536,105
Rambus Inc.(a)(b)(c)	7,059,824	96,648,991
SMART Global Holdings Inc.(b)(c)	848,375	23,194,573
Ultra Clean Holdings Inc.(a)(b)(c)	2,476,501	53,145,711
Veeco Instruments Inc.(a)(b)(c)	3,079,735	35,940,507

		1,581,968,394
Software — 2.6%
8x8 Inc.(a)(b)(c)	6,469,565	100,601,736
Agilysys Inc.(a)(b)(c)	1,259,200	30,422,272
Alarm.com Holdings Inc.(a)(b)(c)	2,765,689	152,804,317
Bottomline Technologies DE Inc.(a)(b)(c)	2,402,386	101,284,594
Ebix Inc.(c)	1,458,213	30,039,188
LivePerson Inc.(a)(b)(c)	3,819,769	198,589,790
MicroStrategy Inc., Class A(a)(b)	449,430	67,666,181
OneSpan Inc.(a)(b)(c)	2,103,476	44,088,857
Progress Software Corp.(a)	2,795,278	102,530,797
SPS Commerce Inc.(a)(b)(c)	2,180,314	169,781,051

Security	Shares	Value

Software (continued)
Xperi Holding Corp.(a)	6,710,497	$77,103,610

		1,074,912,393
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A(a)	3,871,528	53,930,385
America’s Car-Mart Inc./TX(a)(b)(c)	394,949	33,523,271
Asbury Automotive Group Inc.(a)(b)(c)	1,197,225	116,669,576
Barnes & Noble Education Inc.(b)(c)	1,857,601	4,792,611
Bed Bath & Beyond Inc.(a)(c)	7,822,646	117,183,237
Boot Barn Holdings Inc.(a)(b)(c)	1,791,030	50,399,584
Buckle Inc. (The)	1,778,655	36,266,775
Caleres Inc.(a)	2,388,633	22,835,332
Cato Corp. (The), Class A(a)	1,271,601	9,943,920
Chico’s FAS Inc.(a)	7,386,193	7,183,073
Children’s Place Inc. (The)(a)	905,455	25,669,649
Conn’s Inc.(b)(c)	1,184,634	12,533,428
Designer Brands Inc. , Class A(a)	3,621,121	19,662,687
GameStop Corp., Class A(a)(b)(c)	3,376,330	34,438,566
Genesco Inc.(a)(b)(c)	861,349	18,553,457
Group 1 Automotive Inc.(a)(c)	1,065,060	94,140,653
Guess? Inc.	2,329,384	27,067,442
Haverty Furniture Companies Inc.(a)	1,064,978	22,300,639
Hibbett Sports Inc.(a)(b)(c)	1,026,839	40,272,626
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,790,843	39,488,088
MarineMax Inc.(a)(b)(c)	1,342,408	34,459,613
Michaels Companies Inc. (The)(b)(c)	4,575,573	44,177,157
Monro Inc.(a)(c)	2,065,995	83,817,417
ODP Corp. (The)(a)	3,331,377	64,795,283
Rent-A-Center Inc./TX(a)(c)	3,006,764	89,872,176
Shoe Carnival Inc.(c)	529,923	17,794,814
Signet Jewelers Ltd.(a)	3,248,815	60,752,841
Sleep Number Corp.(a)(b)(c)	1,720,833	84,165,942
Sonic Automotive Inc., Class A(c)	1,499,579	60,223,093
Zumiez Inc.(a)(b)(c)	1,294,330	36,008,261

		1,362,921,596
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)(c)	7,518,585	36,916,253
Diebold Nixdorf Inc.(a)(b)	4,821,105	36,833,242

		73,749,495
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.(a)(b)(c)	9,331,583	167,968,494
Crocs Inc.(a)(b)(c)	4,187,221	178,919,953
Fossil Group Inc.(a)(b)(c)	2,875,973	16,508,085
G-III Apparel Group Ltd.(a)(b)(c)	2,684,188	35,189,705
Kontoor Brands Inc.(a)(b)(c)	2,906,498	70,337,251
Movado Group Inc.(a)	1,021,004	10,148,780
Oxford Industries Inc.(a)	1,037,636	41,878,989
Steven Madden Ltd.(a)	4,799,724	93,594,618
Unifi Inc.(b)	920,550	11,819,862
Vera Bradley Inc.(b)(c)	1,358,090	8,297,930
Wolverine World Wide Inc.(a)(c)	5,081,914	131,316,658

		765,980,325
Thrifts & Mortgage Finance — 1.7%
Axos Financial Inc.(a)(b)(c)	3,213,318	74,902,442
Flagstar Bancorp. Inc.(c)	2,615,436	77,495,369
HomeStreet Inc.(a)	1,412,582	36,388,112
Meta Financial Group Inc.(a)(c)	2,149,290	41,309,354
Mr Cooper Group Inc.(b)(c)	4,512,154	100,711,277
NMI Holdings Inc., Class A(a)(b)(c)	5,263,657	93,693,095
Northfield Bancorp. Inc.(a)	2,967,680	27,065,242

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Northwest Bancshares Inc.(a)	7,638,127	$70,270,768
Provident Financial Services Inc.(a)	4,541,303	55,403,897
TrustCo Bank Corp. NY(a)	5,965,773	31,141,335
Walker & Dunlop Inc.(a)	1,795,402	95,156,306

		703,537,197
Tobacco — 0.3%
Universal Corp./VA(a)	1,519,983	63,656,888
Vector Group Ltd.(a)	7,897,084	76,522,744

		140,179,632
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.(a)	2,402,759	132,392,021
DXP Enterprises Inc./TX(a)(b)(c)	1,007,670	16,253,717
Foundation Building Materials Inc.(b)(c)	1,384,117	21,758,319
GMS Inc.(a)(b)(c)	2,652,521	63,925,756
NOW Inc.(a)(b)(c)	6,788,964	30,821,897
Veritiv Corp.(b)(c)	763,759	9,669,189

		274,820,899
Water Utilities — 0.7%
American States Water Co.(a)	2,289,311	171,583,860
California Water Service Group(a)	3,066,014	133,218,308

		304,802,168
Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.(a)(c)	3,094,203	137,490,910
Spok Holdings Inc.(a)	1,078,235	10,254,015

		147,744,925

Total Common Stocks — 100.2% (Cost: $43,963,034,643)		41,366,264,222

Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(a)(e)(f)	2,853,707,846	$2,856,276,183
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(e)	234,180,000	234,180,000

		3,090,456,183

Total Short-Term Investments — 7.5% (Cost: $3,087,910,102)		3,090,456,183

Total Investments in Securities — 107.7% (Cost: $47,050,944,745)		44,456,720,405

Other Assets, Less Liabilities — (7.7)%		(3,180,411,506)

Net Assets — 100.0%		$41,276,308,899

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

3D Systems Corp.	$55,372,565	$5,998,595	$(3,546,538)	$(1,044,817)	$(19,863,553)	$36,916,252	7,518,585	$—	$—
8x8 Inc.	84,047,719	16,090,841	(9,835,879)	(680,799)	10,979,854	100,601,736	6,469,565	—	—
AAR Corp.	35,321,141	5,151,232	(3,354,757)	(1,828,213)	3,432,976	38,722,379	2,059,701	—	—
Abercrombie & Fitch Co., Class A	34,878,066	5,874,045	(5,098,884)	(2,021,065)	20,298,223	53,930,385	3,871,528	—	—
ABM Industries Inc.	97,890,197	17,325,697	(13,055,066)	487,945	49,043,378	151,692,151	4,137,811	2,267,714	—
Acadia Realty Trust	65,180,717	8,183,061	(6,336,296)	(5,855,621)	(4,466,606)	56,219,804	5,354,267	(485,451)	—
Acorda Therapeutics Inc.(a)	2,887,653	32,412	(2,298,349)	(42,124,497)	41,502,781	—	—	—	—
Addus HomeCare Corp.	55,362,440	15,276,057	(5,086,344)	636,061	21,108,310	87,296,524	923,675	—	—
ADTRAN Inc.	22,222,318	3,826,967	(2,827,206)	(1,085,423)	8,388,880	30,525,536	2,976,649	532,457	—
Advanced Energy Industries Inc.	112,389,831	18,289,425	(13,462,004)	3,421,513	29,102,481	149,741,246	2,379,111	—	—
AdvanSix Inc.	16,110,713	2,615,770	(2,059,097)	(1,749,044)	7,323,319	22,241,661	1,726,837	—	—
Aegion Corp.	34,072,989	3,330,153	(3,027,454)	(988,208)	(6,400,734)	26,986,746	1,909,890	—	—

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Aerojet Rocketdyne Holdings Inc.	$183,225,397	$22,174,442	$(14,979,630)	$4,356,226	$(13,746,161)	$181,030,274	4,538,237	$—	$—
Aerovironment Inc.	79,636,315	11,110,012	(6,856,380)	2,127,401	(4,314,513)	81,702,835	1,361,487	—	—
Agilysys Inc.	20,888,644	3,015,415	(2,765,926)	215,472	9,068,667	30,422,272	1,259,200	—	—
Agree Realty Corp.	170,663,190	58,424,779	(19,237,497)	1,622,730	1,121,003	212,710,972	3,342,410	3,671,552	—
Alamo Group Inc.(b)	N/A	7,752,826	(5,140,006)	667,610	13,510,250	66,025,451	611,177	154,054	—
Alarm.com(b)	N/A	39,152,263	(9,599,273)	1,519,993	21,377,544	152,804,317	2,765,689	—	—
Albany International Corp., Class A	87,914,765	12,686,452	(9,385,741)	(930,801)	4,113,814	94,398,489	1,906,655	712,042	—
Alexander & Baldwin Inc.	46,476,651	8,437,106	(4,063,218)	(1,922,233)	1,409,896	50,338,202	4,490,473	—	—
Allegheny Technologies Inc.(b)	N/A	76,118,888	(698,045)	(20,343)	(6,864,430)	68,536,070	7,859,641	—	—
Allegiance Bancshares Inc.	28,241,924	3,403,359	(3,393,618)	(805,934)	(179,344)	27,266,387	1,166,726	233,239	—
Allegiant Travel Co.(b)(c)	N/A	10,339,051	(9,139,772)	(1,481,720)	—	N/A	N/A	—	—
Allscripts Healthcare Solutions Inc.(b)	N/A	76,279,274	(4,039,282)	43,376	10,053,562	82,336,930	10,115,102	—	—
AMAG Pharmaceuticals Inc.	12,892,203	2,181,954	(4,312,815)	(5,866,422)	12,676,519	17,571,439	1,869,302	—	—
American Assets Trust Inc.(b)	N/A	11,245,109	(5,551,634)	(1,396,794)	(50,381,621)	74,553,467	3,094,789	1,282,414	—
American Axle & Manufacturing Holdings Inc.	24,562,003	5,918,548	(3,803,807)	(2,924,612)	16,914,826	40,566,585	7,030,604	—	—
American Equity Investment Life Holding Co.	102,759,559	3,936,873	(1,276,863)	(937,823)	18,273,361	122,755,107	5,582,315	—	—
American Public Education Inc.	22,293,164	3,010,315	(3,379,368)	(399,776)	4,366,207	25,890,542	918,430	—	—
American States Water Co.	182,193,801	22,373,212	(17,150,694)	3,049,671	(18,882,131)	171,583,859	2,289,311	1,455,188	—
American Vanguard Corp.	23,369,659	2,382,890	(2,052,366)	(540,529)	(1,660,827)	21,498,827	1,636,136	—	—
American Woodmark Corp.	43,163,084	13,159,718	(4,486,265)	(243,201)	31,244,137	82,837,473	1,054,717	—	—
America’s CarMart Inc./TX	21,255,276	3,863,914	(2,107,753)	(230,992)	10,742,826	33,523,271	394,949	—	—
Ameris Bancorp.	94,135,837	16,523,341	(7,629,650)	(3,909,160)	(871,139)	98,249,229	4,312,960	1,253,134	—
AMERISAFE Inc.	74,699,648	4,829,966	(2,240,270)	461,191	(8,927,827)	68,822,708	1,199,838	631,624	—
AMN Healthcare Services Inc.	163,380,656	19,460,032	(14,868,986)	2,700,833	(177,394)	170,495,141	2,916,441	—	—
Andersons Inc. (The)	36,982,462	4,041,395	(5,766,954)	(4,304,829)	5,563,920	36,515,994	1,904,851	684,470	—
AngioDynamics Inc.	23,739,879	2,897,796	(2,118,463)	(1,004,183)	4,834,413	28,349,442	2,350,700	—	—
Anika Therapeutics Inc.	25,169,971	3,321,401	(2,881,884)	(851,725)	6,449,387	31,207,150	881,807	—	—
Anixter International Inc.(a)	160,065,398	11,442,999	(189,332,667)	46,832,708	(29,008,438)	—	—	—	—
Apogee Enterprises Inc.	33,448,746	4,295,707	(3,508,924)	(2,274,100)	2,998,181	34,959,610	1,635,920	616,312	—

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Apollo Commercial Real Estate Finance Inc.	$64,465,131	$9,632,458		$(11,212,146)	$(8,446,254)	$19,395,693	$75,970,491	8,431,797	$4,250,201	$—
Applied Industrial Technologies Inc.	106,930,027	17,134,549		(12,370,341)	(206,427)	20,904,213	132,392,021	2,402,759	1,525,872	—
Applied Optoelectronics Inc.	8,818,897	2,445,431		(991,275)	(979,773)	5,951,989	14,521,309	1,290,783	—	—
ArcBest Corp.	27,037,617	4,806,502		(3,884,889)	(422,743)	21,707,938	49,053,679	1,579,320	252,623	—
Archrock Inc.	29,028,779	6,081,316		(4,278,940)	(2,066,070)	15,301,532	42,901,637	7,974,282	2,294,337	—
Arconic Corp.(b)	N/A	58,229,092		(7,590,190)	1,903,096	62,234,481	114,776,479	6,025,012	—	—
Arcosa Inc.	116,349,063	14,218,478		(10,776,484)	1,337,801	11,156,926	132,285,784	3,000,358	296,161	—
Arlo Technologies Inc.	11,130,204	2,238,793		(1,486,954)	(460,023)	14,087,886	25,509,906	4,849,792	—	—
Armada Hoffler Properties Inc.	35,880,224	4,417,697		(1,949,002)	(526,338)	(4,597,420)	33,297,506	3,595,843	78,482	—
ARMOUR Residential REIT Inc.	31,745,919	6,906,767		(3,071,120)	(2,805,548)	4,907,291	38,184,134	4,015,156	(48,192)	—
Asbury Automotive Group Inc.	64,652,348	11,746,831		(9,279,058)	692,224	48,857,231	116,669,576	1,197,225	—	—
Astec Industries Inc.	47,970,972	7,605,391		(5,980,688)	(68,120)	26,581,235	76,108,790	1,402,927	306,544	—
Atlas Air Worldwide Holdings Inc.	40,180,532	9,643,555		(7,178,419)	900,635	55,245,616	98,791,919	1,622,199	—	—
Avista Corp.	171,498,988	20,865,700		(13,779,275)	(1,412,634)	(32,580,465)	143,826,753	4,215,321	3,327,833	—
Axcelis Technologies Inc.	35,916,219	6,689,590		(3,559,573)	244,153	4,072,109	45,696,288	2,077,104	—	—
Axos Financial Inc.	58,925,636	8,871,737		(9,067,077)	(3,028,951)	19,201,098	74,902,443	3,213,318	—	—
AZZ Inc.	44,745,866	6,341,345		(4,984,661)	(1,788,364)	11,160,464	55,474,650	1,625,869	546,055	—
B&G Foods Inc.	70,098,660	11,955,569		(9,288,699)	135,787	35,104,949	110,596,163	3,982,577	3,769,722	—
Badger Meter Inc.	94,405,573	13,333,642		(10,214,429)	2,697,509	17,919,272	118,141,567	1,807,275	625,787	—
Balchem Corp.	192,146,634	24,766,695		(18,403,447)	2,839,447	(5,329,963)	196,019,366	2,007,778	—	—
Banc of California Inc.	22,093,704	4,447,183		(4,374,867)	(2,727,625)	8,375,636	27,814,031	2,748,422	331,651	—
BankUnited Inc.(b)	N/A	131,178,266		(311,560)	14,817	(7,927,664)	122,953,859	5,611,769	—	—
Banner Corp.	66,067,808	1,120,182		—	—	(1,636,315)	65,551,675	2,031,980	1,652,961	—
Barnes & Noble Education Inc.(c)	3,406,286	398,762		(1,664,330)	(6,394,276)	14,419,578	N/A	N/A	—	—
Barnes Group Inc.	120,648,178	13,039,071		(12,392,910)	(4,255,699)	(13,914,730)	103,123,910	2,885,392	933,107	—
Bed Bath & Beyond Inc.(b)	N/A	82,376,093		(5,461,397)	502,442	39,766,099	117,183,237	7,822,646	—	—
Benchmark Electronics Inc.	45,508,954	5,832,679		(5,894,055)	(1,833,174)	1,986,054	45,600,458	2,263,050	720,834	—
Berkshire Hills Bancorp. Inc.	38,612,209	7,087,677		(3,030,303)	(3,692,916)	(8,934,054)	30,042,613	2,971,574	996,820	—
Big Lots Inc.	33,988,544	11,254,232		(18,718,373)	3,645,567	68,651,008	98,820,978	2,215,717	1,456,682	—
BioTelemetry Inc.	79,197,317	11,496,454		(8,430,003)	1,138,082	13,309,156	96,711,006	2,121,786	—	—
BJ’s Restaurants Inc.	16,106,872	7,950,065		(3,160,058)	(2,006,513)	21,821,032	40,711,398	1,382,860	(133,853)	—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,493,927,442	359,735,411	(d)	—	(181,598)	2,794,928	2,856,276,183	2,853,707,846	18,452,470 (e)	—

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$57,736,000	$176,444,000	(d)	$—	$—	$—	$234,180,000	234,180,000	$132,424	$—
Bloomin’ Brands Inc.	37,525,398	8,446,425		(13,565,737)	(3,321,988)	46,423,059	75,507,157	4,944,804	—	—
Blucora Inc.	35,682,291	4,680,252		(4,208,734)	(4,781,990)	(3,285,166)	28,086,653	2,981,598	—	—
Boise Cascade Co.	56,394,294	11,584,438		(8,558,263)	59,181	37,640,760	97,120,410	2,432,876	479,081	—
Bonanza Creek Energy Inc.	12,640,286	2,539,833		(2,190,045)	(1,081,319)	9,567,237	21,475,992	1,142,340	—	—
Boot Barn Holdings Inc.	22,425,546	5,120,082		(3,727,200)	(619,538)	27,200,694	50,399,584	1,791,030	—	—
Boston Private Financial Holdings Inc.	35,933,705	534,007		(467,129)	(726,355)	(7,414,341)	27,859,887	5,047,081	903,682	—
Bottomline Technologies DE Inc.	84,512,664	12,697,090		(7,764,268)	1,807,024	10,032,084	101,284,594	2,402,386	—	—
Brandywine Realty Trust(b)	N/A	125,013,289		(5,513,731)	(290,983)	(9,738,095)	109,470,480	10,587,087	2,004,160	—
Briggs & Stratton Corp.(a)	4,900,671	331,199		(3,910,086)	(44,346,163)	43,024,379	—	—	—	—
Brinker International Inc.(b)	N/A	71,064,153		(5,581,335)	946,678	53,061,890	119,491,386	2,797,083	—	—
Bristow Group Inc.(c)(f)	6,782,478	25,207,570		(868,782)	(1,002,519)	7,516,738	N/A	N/A	—	—
Brookline Bancorp. Inc.	54,150,689	874,990		(481,627)	(487,819)	(12,182,775)	41,873,458	4,843,662	1,101,845	—
Brooks Automation Inc.	133,417,187	27,621,770		(18,070,535)	5,700,474	63,115,120	211,784,016	4,578,124	892,457	—
Cadence Bancorp	49,786,976	1,426,783		(545,845)	(645,043)	16,327,758	66,350,629	7,724,171	765,575	—
CalAmp Corp.	9,600,174	1,944,037		(2,009,655)	(2,258,706)	7,946,293	15,222,143	2,117,127	—	—
Calavo Growers Inc.	57,417,876	8,071,856		(5,791,028)	(881,369)	9,382,381	68,199,716	1,029,119	—	—
Caleres Inc.	13,115,482	2,207,420		(3,389,040)	(5,835,982)	16,737,451	22,835,331	2,388,633	352,686	—
California Water Service Group	146,581,003	18,485,620		(11,062,048)	2,163,599	(22,949,866)	133,218,308	3,066,014	1,270,996	—
Callaway Golf Co.	58,654,174	11,848,769		(9,420,221)	278,827	50,503,138	111,864,687	5,844,550	56,347	—
Callon Petroleum Co.	13,039,937	2,719,010		(1,464,802)	(9,776,301)	7,487,349	12,005,193	2,490,704	—	—
Cal-Maine Foods Inc.(b)	N/A	27,295,714		(7,303,078)	139,235	(8,838,902)	88,463,800	2,305,546	—	—
Capri Holdings Ltd.(b)	N/A	148,896,708		(13,367,981)	(523,491)	32,963,258	167,968,494	9,331,583	—	—
Capstead Mortgage Corp.	24,498,419	4,155,171		(2,879,792)	(1,987,169)	8,684,768	33,650,413	5,987,618	532,616	—
Cardiovascular Systems Inc.	74,988,040	17,943,511		(6,143,741)	(357,222)	10,455,329	96,885,917	2,462,158	—	—
Cardtronics PLC, Class A(b)(c)	N/A	5,828,513		(5,081,389)	(2,530,137)	—	N/A	N/A	—	—
CareTrust REIT Inc.	85,508,814	13,057,687		(9,743,939)	50,694	16,715,830	105,741,235	5,942,188	2,708,004	—
Carpenter Technology Corp.(b)	N/A	68,855,381		(2,211,089)	(238,056)	(12,362,730)	54,043,506	2,975,964	599,555	—
Cato Corp. (The) Class A	14,027,412	1,513,993		(1,766,598)	(2,608,483)	(1,222,404)	9,943,920	1,271,601	—	—

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Cavco Industries Inc.	$75,729,701	$12,213,080	$(9,976,416)	$725,248	$16,852,673	$95,544,286	529,889	$—	$—
CBL & Associates Properties Inc.(a)	2,005,991	—	(2,888,121)	(60,058,590)	60,444,944	—	—	(362,386)	—
Cedar Realty Trust Inc.(a)	5,157,363	439,302	(4,730,151)	(23,632,364)	22,792,871	—	—	11,306	—
Central Garden & Pet Co.	16,700,200	2,408,700	(2,520,750)	501,614	6,997,010	24,086,774	603,225	—	—
Central Pacific Financial Corp.	22,666,499	1,458,701	—	—	(3,447,885)	20,677,315	1,523,752	678,343	—
Century Communities Inc.	25,199,154	7,002,280	(4,575,486)	160,881	48,445,988	76,232,817	1,800,917	—	—
CEVA Inc.	33,359,008	5,656,805	(4,152,953)	673,664	18,611,399	54,147,923	1,375,360	—	—
Chart Industries Inc.	62,654,238	14,243,243	(12,417,046)	(1,692,155)	90,883,918	153,672,198	2,186,882	—	—
Chatham Lodging Trust	17,273,936	2,521,859	(2,365,726)	(3,297,243)	7,494,703	22,046,580	2,893,252	(366,878)	—
Cheesecake Factory Inc. (The)(b)	N/A	63,105,359	(3,642,701)	225,357	12,324,637	72,012,652	2,595,986	—	—
Chefs’ Warehouse Inc. (The)	15,839,314	8,914,681	(1,887,774)	(1,160,408)	7,630,047	29,335,860	2,017,597	—	—
Chesapeake Utilities Corp.(b)	N/A	86,506,500	—	—	(8,209)	86,498,291	1,026,077	—	—
Chico’s FAS Inc.	9,503,974	1,307,252	(1,114,595)	(3,821,342)	1,307,784	7,183,073	7,386,193	—	—
Children’s Place Inc. (The)	17,177,827	3,782,606	(2,470,872)	(2,509,484)	9,689,572	25,669,649	905,455	—	—
Chuy’s Holdings Inc.	10,488,237	5,319,789	(1,494,372)	(606,339)	10,221,736	23,929,051	1,222,117	—	—
Cincinnati Bell Inc.	44,700,810	262,190	(518,972)	(210,311)	1,300,778	45,534,495	3,035,633	—	—
CIRCOR International Inc.	14,353,455	3,097,825	(2,548,273)	(2,468,851)	21,511,597	33,945,753	1,241,161	—	—
City Holding Co.	66,028,963	2,892,824	(2,673,181)	(698,718)	(8,231,164)	57,318,724	994,944	1,129,930	—
Clearwater Paper Corp.	21,793,555	3,985,006	(2,937,928)	(30,209)	16,213,939	39,024,363	1,028,581	—	—
Cleveland-Cliffs Inc.	94,798,930	17,406,270	(12,657,929)	(5,236,212)	64,759,233	159,070,292	24,777,304	1,439,476	—
Cogent Communications Holdings Inc.	206,710,634	27,805,263	(19,717,415)	2,901,854	(62,928,240)	156,870,056	2,612,324	3,554,927	—
Coherus Biosciences Inc.(b)	N/A	74,867,746	(2,134,745)	58,203	(1,197,841)	71,593,363	3,903,673	—	—
Cohu Inc.	30,909,035	5,451,881	(3,565,786)	(428,773)	12,273,262	44,639,619	2,598,348	—	—
Columbia Banking System Inc.	116,062,090	868,925	(1,037,173)	(631,213)	(12,186,244)	103,076,385	4,321,861	2,418,557	—
Comfort Systems USA Inc.	81,561,179	11,339,973	(9,706,077)	1,492,512	31,939,810	116,627,397	2,264,170	473,344	—
Community Bank System Inc.	182,510,614	14,060,050	(5,296,407)	(269,130)	(13,888,845)	177,116,282	3,252,227	2,628,994	—
Community Health Systems Inc.	23,689,010	3,494,985	(4,192,307)	(829,662)	7,289,388	29,451,414	6,979,008	—	—
Community Healthcare Trust Inc.	47,502,379	8,031,744	(4,082,715)	89,621	10,159,981	61,999,785	1,325,915	776,852	—

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Computer Programs & Systems Inc.	$16,813,902	$1,968,554	$(1,465,311)	$(467,335)	$4,625,883	$21,475,693	777,823	$155,250	$—
Comtech Telecommunications Corp.	19,943,705	2,834,467	(2,368,816)	(1,117,156)	2,038,788	21,330,988	1,523,642	302,438	—
CONMED Corp.	98,332,590	16,687,911	(11,889,733)	489,889	35,886,978	139,507,635	1,773,327	706,612	—
CONSOL Energy Inc.	5,998,113	1,082,362	(1,162,922)	(3,191,547)	4,379,258	7,105,264	1,603,897	—	—
Consolidated Communications Holdings Inc.	19,946,062	3,756,606	(2,581,947)	(3,351,177)	10,554,823	25,801,498	4,534,534	—	—
Cooper Tire & Rubber Co.	49,771,398	10,526,727	(7,955,639)	(229,724)	46,867,064	98,979,826	3,122,392	647,226	—
Cooper-Standard Holdings Inc.	10,834,121	1,512,570	(1,470,336)	(7,484,386)	10,358,822	13,750,791	1,040,938	—	—
Corcept Therapeutics Inc.	73,991,518	12,516,419	(9,044,782)	136,102	34,753,012	112,352,269	6,455,172	—	—
Core Laboratories NV(b)	N/A	59,061,509	(4,193,826)	(501,634)	(12,232,884)	42,133,165	2,761,020	54,419	—
CoreCivic Inc.(b)	N/A	75,987,713	(2,505,398)	(295,645)	(13,784,974)	59,401,696	7,425,212	—	—
Core-Mark Holding Co. Inc.	78,766,319	8,808,127	(7,596,289)	(435,330)	1,425,358	80,968,185	2,798,762	668,935	—
Covetrus Inc.	48,085,544	12,929,452	(8,951,776)	1,967,668	94,625,746	148,656,634	6,092,485	—	—
Crocs Inc.	70,795,291	17,722,763	(16,060,525)	3,132,157	103,330,267	178,919,953	4,187,221	—	—
Cross Country Healthcare Inc.	15,121,749	1,837,008	(2,412,736)	(1,969,386)	1,391,967	13,968,602	2,152,327	—	—
CryoLife Inc.	38,393,104	5,920,480	(4,094,926)	55,620	3,125,918	43,400,196	2,349,767	—	—
CSG Systems International Inc.	83,425,464	11,622,335	(8,839,684)	708,716	(2,827,808)	84,089,023	2,053,456	958,821	—
CTS Corp.	49,370,709	5,029,749	(4,574,999)	(765,957)	(4,937,796)	44,121,706	2,002,801	160,982	—
Cubic Corp.	78,167,154	10,683,851	(7,894,495)	(2,204,522)	34,360,857	113,112,845	1,944,522	264,671	—
Customers Bancorp. Inc.	19,084,206	2,190,140	(1,613,317)	(977,193)	1,321,145	20,004,981	1,786,159	—	—
Cutera Inc.	11,609,818	4,425,920	(1,754,171)	(2,308,251)	8,588,703	20,562,019	1,083,923	—	—
CVB Financial Corp.	161,465,698	7,716,751	(10,186,417)	(2,317,691)	(25,190,269)	131,488,072	7,906,679	2,878,769	—
Cytokinetics Inc.	42,449,695	24,666,529	(6,168,947)	2,324,616	31,470,499	94,742,392	4,376,092	—	—
Daktronics Inc.	11,762,586	1,096,813	(1,621,421)	(1,717,024)	(595,779)	8,925,175	2,253,832	—	—
Dave & Buster’s Entertainment Inc.	24,810,615	20,536,495	(3,308,887)	(4,240,561)	6,852,889	44,650,551	2,945,287	—	—
Deluxe Corp.(b)	N/A	76,185,543	(2,749,604)	(153,185)	(6,435,262)	66,847,492	2,598,037	787,114	—
Denbury Resources Inc.(a)	5,547,347	991,481	(1,550,405)	(69,323,820)	64,335,397	—	—	—	—
Designer Brands Inc., Class A	16,797,874	3,898,960	(2,079,978)	(2,548,004)	3,593,835	19,662,687	3,621,121	—	—
DiamondRock Hospitality Co.	61,532,440	8,116,622	(5,909,916)	(3,229,702)	2,398,400	62,784,355	12,383,502	—	—
Diebold Nixdorf Inc.	16,366,902	3,901,647	(2,777,348)	(1,105,108)	20,447,149	36,833,242	4,821,105	—	—
Digi International Inc.	16,342,306	3,118,242	(2,134,970)	(83,478)	10,926,286	28,168,386	1,802,200	—	—
Dime Community Bancshares Inc.	25,579,652	2,460,406	(3,799,750)	(1,660,539)	(2,771,164)	19,808,605	1,751,424	511,798	—

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Dine Brands Global Inc.	$29,527,523	$5,982,928	$(5,818,219)	$(2,665,539)	$28,605,430	$55,632,123	1,019,090	$—	$—
Diodes Inc.(b)	N/A	16,778,745	(11,075,850)	2,730,521	61,869,711	147,097,015	2,605,793	—	—
Diversified Healthcare Trust(b)	N/A	74,433,100	(2,087,181)	(1,024,395)	(19,334,352)	51,987,172	14,769,083	130,722	—
DMC Global Inc.	20,389,184	3,504,884	(2,479,181)	(1,252,758)	10,033,574	30,195,703	916,688	—	—
Donnelley Financial Solutions Inc.	9,952,105	2,084,131	(2,535,396)	(2,385,324)	17,850,516	24,966,032	1,868,715	—	—
Dorman Products Inc.	97,558,569	15,945,542	(13,631,900)	1,290,107	60,793,671	161,955,989	1,791,945	—	—
Dril-Quip Inc.	66,766,666	8,379,911	(7,940,194)	(2,782,126)	(10,542,882)	53,881,375	2,176,146	—	—
DSP Group Inc.	18,650,093	2,610,555	(3,000,240)	29,649	(532,432)	17,757,625	1,347,316	—	—
DXP Enterprises Inc./TX	12,166,836	1,991,642	(1,451,618)	(1,251,584)	4,798,441	16,253,717	1,007,670	—	—
Eagle Bancorp. Inc.	61,341,556	1,390,891	(2,379,427)	(1,700,291)	(5,062,683)	53,590,046	2,000,375	878,271	—
Eagle Pharmaceuticals Inc./DE(b)	N/A	7,852,161	(2,121,383)	(216,567)	(10,620,969)	31,930,772	751,666	—	—
Easterly Government Properties Inc.	110,558,177	16,838,915	(6,798,016)	1,153,328	(12,535,115)	110,017,458	4,909,302	1,471,193	—
Echo Global Logistics Inc.	28,206,749	4,569,657	(4,470,061)	(326,875)	14,583,087	42,562,557	1,651,632	—	—
eHealth Inc.	212,136,177	23,656,196	(14,153,924)	3,600,704	(98,978,193)	126,260,960	1,598,240	—	—
El Paso Electric Co.(a)	167,492,993	14,629,106	(182,908,844)	43,108,196	(42,321,451)	—	—	1,508,039	—
Emergent BioSolutions Inc.(a)	153,613,208	18,660,962	(256,294,011)	117,088,086	(33,068,245)	—	—	—	—
Employers Holdings Inc.	74,019,750	—	(3,551,979)	(1,646,129)	(16,918,541)	51,903,101	1,715,805	878,555	—
Enanta Pharmaceuticals Inc.(b)	N/A	10,657,313	(4,367,647)	(714,046)	(13,679,555)	50,759,536	1,108,771	—	—
Encore Capital Group Inc.	39,311,459	14,577,502	(4,244,800)	85,331	25,333,615	75,063,107	1,945,144	—	—
Encore Wire Corp.	53,551,233	7,671,682	(7,099,953)	(343,853)	5,665,554	59,444,663	1,280,583	51,509	—
Endo International PLC	45,181,410	10,140,101	(3,107,770)	(1,032,145)	(4,109,914)	47,071,682	14,264,146	—	—
Enerpac Tool Group Corp.	54,971,619	15,102,070	(6,243,009)	(1,907,549)	7,856,834	69,779,965	3,709,727	—	—
Enova International Inc.	30,041,595	4,170,135	(6,684,545)	(4,098,745)	7,202,028	30,630,468	1,868,851	—	—
EnPro Industries Inc.	49,772,483	7,710,578	(6,857,654)	(1,479,751)	22,682,946	71,828,602	1,273,331	656,859	—
Ensign Group Inc. (The)	114,124,085	17,846,666	(13,332,767)	3,834,030	56,535,990	179,008,004	3,137,189	311,755	—
ePlus Inc.	51,455,355	7,405,563	(5,832,185)	493,510	8,053,817	61,576,060	841,203	—	—
ESCO Technologies Inc.	119,330,368	16,062,776	(11,849,841)	2,931,399	3,720,650	130,195,352	1,616,129	383,399	—
Essential Properties Realty Trust Inc.(b)(c)	N/A	7,857,549	(3,346,110)	41,492	380,748	N/A	N/A	1,776,790	—
Ethan Allen Interiors Inc.	15,126,039	2,035,963	(3,883,493)	(3,793,345)	8,696,389	18,181,553	1,342,803	310,754	—
EVERTEC Inc.	82,101,919	13,413,657	(10,704,493)	2,082,975	41,606,527	128,500,585	3,702,120	367,033	—
ExlService Holdings Inc.	107,332,063	16,667,270	(12,693,669)	2,022,543	25,766,270	139,937,279	2,121,226	—	—
Exponent Inc.	225,503,000	30,062,894	(24,011,952)	7,271,100	(8,035,880)	230,789,162	3,204,070	1,219,206	—

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Express Inc.(a)	$6,312,139	$664,147	$(4,469,221)	$(21,839,270)	$19,332,205	$—	—	$—	$—
Exterran Corp.(c)	8,446,637	1,077,937	(2,274,236)	(6,715,183)	25,947,532	N/A	N/A	—	—
Fabrinet	122,153,129	17,168,880	(13,894,534)	3,866,096	14,454,412	143,747,983	2,280,628	—	—
FARO Technologies Inc.	47,124,521	8,349,533	(5,648,664)	700,146	16,777,602	67,303,138	1,103,692	—	—
Federal Signal Corp.	99,871,043	12,511,828	(9,447,959)	2,444,836	4,317,404	109,697,152	3,750,330	594,783	—
Ferro Corp.	46,419,956	7,427,525	(5,590,148)	(1,750,241)	16,796,470	63,303,562	5,105,126	—	—
First Bancorp./Puerto Rico	69,833,719	3,758,782	(1,186,247)	(978,483)	(746,340)	70,681,431	13,540,504	1,325,508	—
First Commonwealth Financial Corp.	53,688,250	1,027,681	(492,577)	(445,474)	(7,805,701)	45,972,179	5,939,558	1,293,071	—
First Financial Bancorp	87,910,061	3,009,837	(376,693)	(497,427)	(16,886,960)	73,158,818	6,094,029	2,735,713	—
First Hawaiian Inc.(b)	N/A	155,119,359	(5,575,099)	(722,022)	(32,168,933)	116,653,305	8,061,735	2,114,741	—
First Midwest Bancorp. Inc.	87,378,714	9,517,923	(2,658,438)	(1,214,655)	(16,733,915)	76,289,629	7,076,960	1,970,517	—
FormFactor Inc.	92,014,671	15,186,644	(9,343,936)	2,033,234	19,346,236	119,236,849	4,782,866	—	—
Forward Air Corp.	86,332,165	11,340,365	(9,476,007)	(713,176)	12,168,786	99,652,133	1,736,705	621,167	—
Fossil Group Inc.	9,325,232	1,481,089	(1,472,580)	(902,719)	8,077,063	16,508,085	2,875,973	—	—
Four Corners Property Trust Inc.	78,454,791	14,524,409	(9,795,331)	(799,168)	28,971,190	111,717,444	4,365,668	2,134,072	—
Fox Factory Holding Corp.(a)	97,897,548	32,729,548	(201,998,164)	72,711,117	(1,340,049)	—	—	—	—
Franklin Electric Co. Inc.	109,726,888	14,608,906	(11,612,976)	1,842,535	25,425,338	139,990,691	2,379,580	731,996	—
Franklin Financial Network Inc.(a)	16,520,590	2,094,324	(31,844,277)	1,828	13,227,535	—	—	48,792	—
Franklin Street Properties Corp.	37,382,297	3,705,628	(5,404,171)	(8,428,575)	(5,252,355)	21,780,455	5,950,944	875,689	—
GameStop Corp., Class A	14,042,077	2,453,017	(8,691,690)	(4,107,885)	30,743,047	34,438,566	3,376,330	—	—
Gannett Co. Inc.	11,732,442	453,431	(352,552)	(1,411,970)	3,453,920	10,370,745	7,977,496	—	—
Garrett Motion Inc.(a)	13,196,618	2,591,005	(8,168,204)	(73,803,740)	66,184,321	—	—	—	—
Genesco Inc.	11,711,173	1,939,695	(2,133,554)	(2,217,061)	9,253,204	18,553,457	861,349	—	—
Gentherm Inc.	62,552,223	9,097,501	(7,198,348)	(380,550)	18,826,194	82,897,020	2,026,822	—	—
Geospace Technologies Corp.	5,670,112	640,882	(823,898)	(1,181,475)	896,561	5,202,182	841,777	—	—
Getty Realty Corp.	49,392,091	7,458,079	(4,098,955)	(83,653)	4,211,650	56,837,676	2,185,224	1,555,636	—
Gibraltar Industries Inc.	83,804,047	12,907,446	(9,753,994)	2,593,434	41,537,910	131,088,843	2,012,417	—	—
G-III Apparel Group Ltd.	20,009,798	4,391,426	(3,079,110)	(3,420,067)	17,287,658	35,189,705	2,684,188	—	—
Glacier Bancorp. Inc.(a)	176,393,932	13,807,354	(195,184,352)	949,204	4,033,862	—	—	1,499,975	—
Glaukos Corp.	73,160,018	26,566,782	(7,787,741)	149,679	45,224,032	137,312,770	2,772,875	—	—
Global Net Lease Inc.	72,773,565	11,013,946	(8,794,085)	(1,421,236)	12,572,873	88,308,552	5,553,997	1,756,949	—
Glu Mobile Inc.(b)	N/A	22,979,691	(4,964,610)	935,661	9,688,978	69,994,618	9,119,820	—	—
GMS Inc.	40,132,877	7,022,755	(4,413,777)	(212,086)	21,395,987	63,925,756	2,652,521	—	—

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Granite Construction Inc.	$43,176,307	$6,215,597	$(4,869,364)	$(1,381,708)	$7,947,574	$51,088,406	2,901,102	$752,278	$—
Granite Point Mortgage Trust Inc.	17,098,529	2,474,644	(1,918,319)	(2,060,547)	8,699,238	24,293,545	3,426,452	—	—
Great Western Bancorp. Inc.	69,201,961	515,802	(1,058,475)	(1,665,539)	(25,282,726)	41,711,023	3,350,283	530,851	—
Green Dot Corp., Class A	72,653,637	17,227,210	(1,973,799)	154,616	74,014,381	162,076,045	3,202,451	—	—
Green Plains Inc.	10,154,557	2,643,973	(2,859,529)	(1,319,285)	23,580,449	32,200,165	2,080,114	—	—
Greenbrier Companies Inc. (The)	34,868,680	5,756,947	(4,099,027)	(1,613,073)	24,759,183	59,672,710	2,029,684	1,082,250	—
Greenhill & Co. Inc.(c)	9,230,737	1,154,493	(1,893,114)	(1,668,196)	10,123,975	N/A	N/A	91,312	—
Griffon Corp.(c)	32,781,880	17,122,217	(11,870,232)	(630,335)	14,075,411	N/A	N/A	433,359	—
Group 1 Automotive Inc.	47,225,154	9,990,599	(9,195,790)	(1,719,729)	47,840,419	94,140,653	1,065,060	—	—
Gulfport Energy Corp.	4,009,790	214,680	(1,136,356)	(2,934,151)	4,480,176	4,634,139	8,791,764	—	—
Hanger Inc.	35,384,330	4,901,342	(3,159,582)	(500,786)	786,307	37,411,611	2,364,830	—	—
Hanmi Financial Corp.	19,840,093	—	—	—	(4,827,451)	15,012,642	1,828,580	365,716	—
Harmonic Inc.	33,419,555	4,141,276	(2,668,544)	(54,627)	(1,094,262)	33,743,398	6,047,204	—	—
Harsco Corp.	33,200,013	7,540,801	(5,413,258)	(1,678,202)	34,473,452	68,122,806	4,897,398	—	—
Haverty Furniture Companies Inc.	13,014,509	2,144,516	(2,736,373)	(412,434)	10,290,421	22,300,639	1,064,978	379,050	—
Hawaiian Holdings Inc.	29,705,339	4,971,936	(4,260,117)	(4,804,064)	11,186,902	36,799,996	2,854,926	—	—
Hawkins Inc.	20,486,732	2,862,855	(2,229,020)	84,144	5,954,182	27,158,893	589,130	268,466	—
Haynes International Inc.	16,117,494	1,805,285	(1,798,616)	(1,359,226)	(1,544,318)	13,220,619	773,588	339,734	—
HB Fuller Co.	86,152,850	17,425,505	(12,230,540)	(331,625)	55,509,475	146,525,665	3,200,648	1,018,286	—
HCI Group Inc.(b)(c)	N/A	2,641,471	(3,349,807)	391,392	—	N/A	N/A	313,496	—
Heidrick & Struggles International Inc.	26,095,342	3,319,224	(2,353,807)	(727,064)	(2,743,438)	23,590,257	1,200,522	356,406	—
Helix Energy Solutions Group Inc.	14,261,694	3,538,559	(2,727,059)	(3,116,014)	8,985,730	20,942,910	8,690,004	—	—
Helmerich & Payne Inc.(b)	N/A	135,005,974	(8,905,006)	(1,875,090)	(26,497,017)	97,728,861	6,670,912	1,687,165	—
Heritage Financial Corp./WA	43,709,660	237,918	(102,064)	(40)	(3,518,687)	40,326,787	2,192,865	874,193	—
Hersha Hospitality Trust	8,002,975	1,518,776	(1,238,742)	(1,581,497)	5,057,689	12,444,474	2,246,295	(590,892)	—
Heska Corp.	23,574,501	14,119,144	(2,771,462)	216,593	19,295,601	54,434,377	551,011	—	—
Hibbett Sports Inc.	11,950,271	3,005,825	(4,513,918)	(350,645)	30,181,093	40,272,626	1,026,839	—	—
Hillenbrand Inc.	86,143,580	16,430,996	(12,355,563)	(4,784,775)	46,110,616	131,544,854	4,638,394	1,962,759	—
HMS Holdings Corp.	134,695,670	20,625,674	(14,834,845)	1,788,264	(10,691,068)	131,583,695	5,494,100	—	—
HomeStreet Inc.	31,828,025	536,186	(1,086,211)	(162,464)	5,272,576	36,388,112	1,412,582	430,356	—
Hope Bancorp Inc.	61,730,572	1,521,766	(359,979)	(132,749)	(4,734,686)	58,024,924	7,649,957	2,110,431	—
Horace Mann Educators Corp.	90,757,982	3,004,198	(1,335,695)	(158,533)	(7,903,026)	84,364,926	2,525,896	1,483,138	—
Hub Group Inc., Class A	91,817,298	13,276,919	(10,064,551)	649,248	8,739,185	104,418,099	2,080,249	—	—

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Ichor Holdings Ltd.	$26,191,969	$4,368,872	$(2,662,577)	$(314,161)	$3,141,499	$30,725,602	1,424,460	$—	$—
Independence Realty Trust Inc.	49,441,848	10,408,724	(6,220,126)	(1,016,795)	16,449,811	68,156,293	5,880,612	550,567	—
Independent Bank Corp./Rockland MA	132,836,378	2,286,509	(3,811,392)	(728,715)	(23,559,597)	107,023,183	2,043,207	1,870,316	—
Independent Bank Group Inc.(b)	N/A	103,133,089	(5,264,021)	(44)	2,451,739	100,320,763	2,270,728	574,148	—
Industrial Logistics Properties Trust	69,540,505	9,636,950	(7,576,347)	(382,418)	17,137,979	88,517,163	4,047,424	2,507,402	—
Innospec Inc.	102,994,048	13,972,061	(10,243,012)	(224,334)	(9,971,539)	96,527,224	1,524,435	770,231	—
Innovative Industrial Properties Inc.	78,264,468	38,941,417	(8,320,640)	700,589	57,572,961	167,158,795	1,346,860	2,788,507	—
Inogen Inc.(b)	N/A	3,171,322	(1,769,838)	(1,076,226)	(22,966,059)	33,041,063	1,139,347	—	—
Insight Enterprises Inc.	91,224,889	14,045,787	(13,321,712)	1,692,443	29,520,126	123,161,533	2,176,768	—	—
Insteel Industries Inc.	15,141,133	2,687,525	(1,604,109)	(1,152,796)	7,117,817	22,189,570	1,186,608	68,835	—
Integer Holdings Corp.	124,285,158	17,632,727	(12,470,942)	2,316,550	(11,450,128)	120,313,365	2,038,864	—	—
Interface Inc.	26,870,742	3,294,506	(2,552,735)	(2,417,350)	(3,120,611)	22,074,552	3,606,953	71,429	—
Invacare Corp.	15,137,273	1,718,786	(1,116,330)	(483,423)	686,823	15,943,129	2,120,097	25,457	—
Invesco Mortgage Capital Inc.	33,363,368	15,833,448	(7,582,306)	(32,900,862)	14,012,620	30,499,817	11,254,545	(1,408,095)	—
Investors Real Estate Trust	39,033,775	10,067,719	(3,759,127)	(260,953)	6,693,604	51,884,965	796,148	1,003,325	—
Iridium Communications Inc.(b)	N/A	49,821,054	(12,005,037)	3,931,913	56,321,813	185,162,518	7,238,566	—	—
iRobot Corp.	69,960,841	15,660,196	(13,893,175)	1,730,290	57,901,750	131,359,902	1,730,697	—	—
iStar Inc.	48,450,692	7,373,349	(5,727,156)	(1,073,638)	6,694,766	55,081,167	4,663,943	356,448	—
Itron Inc.	118,956,199	32,684,906	(9,301,701)	1,947,537	7,764,837	152,051,778	2,503,322	—	—
James River Group Holdings Ltd.	66,557,007	6,420,273	(3,707,187)	(83,111)	13,666,430	84,444,688	1,896,355	1,128,916	—
John B Sanfilippo & Son Inc.	47,555,972	6,452,921	(4,970,989)	108,437	(7,870,741)	41,275,600	547,567	1,930,649	—
John Bean Technologies Corp.	142,299,760	21,031,371	(15,603,136)	2,545,645	30,684,326	180,957,966	1,969,289	387,981	—
Kaiser Aluminum Corp.	66,561,245	7,487,178	(5,515,864)	(1,900,460)	(14,038,337)	52,593,762	981,410	1,301,896	—
Kaman Corp.	65,210,959	8,464,567	(7,190,860)	(2,191,734)	2,620,039	66,912,971	1,717,038	690,549	—
KEMET Corp.(a)	85,319,300	5,777,967	(101,779,429)	22,608,019	(11,925,857)	—	—	—	—
Kinsale Capital Group Inc.	130,327,795	27,414,003	(14,894,461)	3,284,342	104,334,430	250,466,109	1,316,995	227,183	—
Kite Realty Group Trust	48,025,921	1,938,695	(432,512)	(732,001)	12,034,033	60,331,510	5,209,975	(1,694,503)	—
KLX Energy Services Holdings Inc.(a)	954,661	574	(874,981)	(34,400,019)	34,319,765	—	—	—	—
Knowles Corp.	70,057,346	13,196,716	(5,919,131)	(588,154)	8,003,633	84,750,410	5,687,947	—	—
Kontoor Brands Inc.(b)	N/A	6,830,055	(4,889,903)	(1,900,945)	(37,801,807)	70,337,252	2,906,498	—	—
Koppers Holdings Inc.	15,973,245	3,404,450	(2,510,223)	(2,405,263)	12,852,169	27,314,378	1,306,283	—	—
Korn Ferry	81,392,644	12,220,652	(7,711,523)	(1,256,859)	16,626,189	101,271,103	3,492,107	690,267	—

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Kraton Corp.	$15,989,708	$3,865,251	$(3,266,987)	$(4,543,618)	$23,197,565	$35,241,919	1,977,661	$—	$—
Kulicke & Soffa Industries Inc.	80,065,334	10,970,751	(10,613,037)	1,547,984	4,006,104	85,977,136	3,838,265	922,627	—
Lannett Co. Inc.	14,077,343	1,477,577	(865,385)	264,505	(2,085,054)	12,868,986	2,106,217	—	—
Lantheus Holdings Inc.	30,299,539	29,050,301	(2,960,903)	(770,441)	(3,076,906)	52,541,590	4,146,929	—	—
La-Z-Boy Inc.	57,671,253	9,296,533	(7,902,953)	160,051	31,074,464	90,299,348	2,854,864	201,941	—
LCI Industries	101,203,676	20,500,607	(14,504,525)	2,295,602	56,449,371	165,944,731	1,561,245	2,149,189	—
LeMaitre Vascular Inc.(b)	N/A	3,602,054	(2,153,302)	(83,240)	(720,470)	33,896,780	1,042,016	192,524	—
Lexington Realty Trust	148,923,278	39,159,562	(15,229,587)	565,033	4,949,354	179,521,532	17,179,094	2,319,102	—
LGI Homes Inc.	60,269,651	15,435,721	(11,328,954)	2,820,861	91,995,235	159,192,514	1,370,341	—	—
LHC Group Inc.(a)	251,258,028	970,203	(234,148,734)	104,575,751	(122,655,248)	—	—	—	—
Lindsay Corp.	59,917,222	7,474,191	(5,568,884)	491,534	2,702,947	65,017,010	672,497	427,447	—
Lithia Motors Inc., Class A(a)	112,062,115	19,484,055	(360,605,173)	209,052,985	20,006,018	—	—	843,714	—
Livent Corp.	46,658,414	8,325,784	(6,395,128)	(2,221,203)	35,057,559	81,425,426	9,077,528	—	—
LivePerson Inc.	84,741,771	17,913,281	(15,128,317)	5,463,331	105,599,724	198,589,790	3,819,769	—	—
LTC Properties Inc.	74,739,251	11,289,717	(10,002,062)	(1,868,644)	11,130,827	84,908,885	2,435,711	2,576,823	—
Lumber Liquidators Holdings Inc.	7,839,133	3,592,914	(2,440,417)	244,822	30,251,636	39,488,088	1,790,843	—	—
Luminex Corp.	70,181,073	11,820,888	(7,730,438)	703,270	(5,164,017)	70,250,408	2,676,206	470,607	—
Lydall Inc.	7,132,635	1,776,678	(2,587,966)	(4,701,859)	15,574,040	17,193,528	1,039,512	—	—
M/I Homes Inc.	28,604,008	8,184,448	(5,904,803)	(254,129)	50,956,064	81,585,588	1,771,674	—	—
Mack-Cali Realty Corp.(b)	N/A	73,452,922	(661,682)	(32,784)	(5,256,827)	67,501,629	5,348,782	—	—
Macy’s Inc.(b)	N/A	98,433,207	(2,804,366)	364,587	13,677,268	109,670,696	19,240,473	—	—
Magellan Health Inc.	63,389,495	13,241,523	(7,302,421)	623,358	35,998,412	105,950,367	1,398,131	—	—
ManTech International Corp./VA Class A	118,339,462	15,713,999	(11,594,588)	2,958,108	(9,361,413)	116,055,568	1,684,895	1,055,450	—
Marcus Corp. (The)	17,545,737	2,425,707	(1,942,980)	(2,982,431)	(4,028,557)	11,017,476	1,425,288	—	—
MarineMax Inc.	13,601,643	3,433,808	(2,433,669)	256,764	19,601,067	34,459,613	1,342,408	—	—
Matador Resources Co.(b)	N/A	72,461,451	(2,794,207)	(277,655)	(13,082,168)	56,307,421	6,816,879	—	—
Materion Corp.	43,218,655	7,346,305	(5,628,841)	849,444	19,842,582	65,628,145	1,261,352	288,019	—
Matrix Service Co.	15,949,156	1,849,080	(2,258,773)	(1,980,938)	52,827	13,611,352	1,630,102	—	—
Matson Inc.	79,417,532	11,258,357	(8,529,379)	101,862	24,937,014	107,185,386	2,673,619	1,191,484	—
Matthews International Corp., Class A	45,867,989	4,809,733	(3,804,089)	(3,207,511)	(275,625)	43,390,497	1,940,541	810,285	—
MaxLinear Inc.	45,983,651	11,071,472	(6,643,406)	(682,996)	46,246,042	95,974,763	4,129,723	—	—
Medifast Inc.	44,157,125	12,540,137	(9,502,064)	2,018,216	70,870,607	120,084,021	730,216	1,650,514	—
Meredith Corp.(b)	N/A	40,400,874	(2,791,035)	(449,253)	(4,311,294)	32,849,292	2,503,757	—	—
Meridian Bioscience Inc.	21,722,308	5,224,361	(3,728,421)	300,792	21,654,926	45,173,966	2,660,422	—	—
Merit Medical Systems Inc.	104,387,219	17,455,835	(30,213,985)	(3,333,961)	43,531,903	131,827,011	3,030,506	—	—
Meritage Homes Corp.	79,975,922	30,945,644	(14,961,122)	3,112,696	158,576,347	257,649,487	2,333,993	—	—
Meritor Inc.	59,252,715	11,478,565	(10,470,149)	(1,401,567)	35,108,414	93,967,978	4,487,487	—	—
Mesa Laboratories Inc.	54,921,557	18,258,088	(4,046,439)	155,370	7,370,237	76,658,813	300,906	79,043	—

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Meta Financial Group Inc.	$45,440,173	$5,097,196	$(3,626,360)	$(2,516,541)	$(3,085,114)	$41,309,354	2,149,290	$203,037	$—
Methode Electronics Inc.	59,646,167	8,177,202	(5,412,674)	(868,010)	4,844,930	66,387,615	2,329,390	498,321	—
MicroStrategy Inc., Class A	58,823,130	8,138,039	(14,723,245)	(2,518,219)	17,946,476	67,666,181	449,430	—	—
Mobile Mini Inc.(a)	70,394,526	6,577,057	(85,038,121)	(14,803,486)	22,870,024	—	—	1,638,874	—
Momenta Pharmaceuticals Inc.	186,852,440	39,483,062	(23,038,355)	6,846,121	175,304,751	385,448,019	7,344,665	—	—
Monro Inc.	88,195,094	13,226,719	(9,510,758)	(2,641,991)	(5,451,647)	83,817,417	2,065,995	905,182	—
Moog Inc., Class A	98,553,864	13,529,684	(17,037,287)	(7,319,533)	30,580,236	118,306,964	1,862,222	471,398	—
Motorcar Parts of America Inc.	14,509,319	2,010,519	(1,636,154)	(834,017)	4,183,681	18,233,348	1,171,809	—	—
Movado Group Inc.	12,196,798	1,509,277	(1,572,448)	(2,515,047)	530,200	10,148,780	1,021,004	—	—
MTS Systems Corp.	24,635,812	3,977,833	(1,851,181)	(1,795,696)	(2,271,770)	22,694,998	1,187,598	—	—
Mueller Industries Inc.	82,955,571	11,122,968	(9,090,345)	(1,100,823)	11,498,101	95,385,472	3,524,962	694,491	—
Myers Industries Inc.	23,231,223	3,826,609	(2,823,910)	(1,217,261)	6,376,787	29,393,448	2,221,727	600,799	—
MYR Group Inc.	26,528,270	3,894,361	(3,008,305)	(42,843)	11,187,003	38,558,486	1,037,076	—	—
Myriad Genetics Inc.	64,795,279	7,890,379	(6,104,198)	(5,282,274)	(832,380)	60,466,806	4,637,025	—	—
Nabors Industries Ltd.(b)	N/A	222,225	(606,618)	(2,545,852)	(47,968,756)	9,707,544	397,199	—	—
National Bank Holdings Corp., Class A	44,804,732	1,227,266	(731,990)	(211,775)	4,576,505	49,664,738	1,891,990	748,542	—
National Storage Affiliates Trust	106,254,232	18,536,629	(10,873,133)	638,049	10,521,308	125,694,128	3,842,682	1,868,340	—
Natus Medical Inc.	47,974,951	4,999,079	(4,219,714)	(1,952,071)	(10,789,726)	36,012,519	2,102,307	—	—
NBT Bancorp. Inc.	85,472,967	4,979,294	(2,813,290)	(606,992)	(14,434,369)	72,597,610	2,706,846	1,430,313	—
Neenah Inc.	44,126,777	5,697,771	(4,422,364)	(1,837,509)	(4,488,636)	39,076,039	1,042,862	974,490	—
Neogen Corp.	212,480,959	31,582,906	(22,479,443)	5,037,807	30,938,115	257,560,344	3,291,506	—	—
NeoGenomics Inc.	174,414,247	35,425,174	(19,511,386)	4,574,331	57,949,478	252,851,844	6,854,211	—	—
NETGEAR Inc.	41,881,662	5,894,475	(5,013,904)	(302,981)	14,744,610	57,203,862	1,856,063	—	—
New York Mortgage Trust Inc.	34,457,968	8,665,815	(4,936,763)	(3,755,097)	24,920,879	59,786,586	23,445,720	1,144,978	—
Newpark Resources Inc.	4,985,346	1,170,068	(998,771)	(2,393,500)	3,100,761	5,863,904	5,584,670	—	—
NexPoint Residential Trust Inc.	34,099,575	464,928	(364,980)	(148,229)	25,750,196	60,002,002	1,352,920	687,003	—
NextGen Healthcare Inc.(b)	N/A	8,916,300	(2,355,107)	(550,354)	(10,188,155)	43,755,899	3,434,529	—	—
NIC Inc.	93,187,191	11,878,484	(9,181,325)	845,242	(14,776,546)	81,948,868	4,159,841	743,295	—
NMI Holdings Inc., Class A	48,007,385	28,691,790	(7,938,649)	(3,734,499)	28,667,068	93,693,095	5,263,657	—	—
Noble Corp. PLC(a)	4,080,493	62,882	(2,013,594)	(60,445,382)	58,315,601	—	—	—	—
Northfield Bancorp. Inc.	29,461,547	6,100,605	(2,737,187)	(788,974)	(4,970,749)	27,065,242	2,967,680	588,089	—
Northwest Bancshares Inc.	70,066,080	18,926,542	(2,468,151)	(736,476)	(15,517,227)	70,270,768	7,638,127	2,617,475	—
Northwest Natural Holding Co.	113,709,105	13,064,013	(9,530,636)	(748,792)	(30,435,067)	86,058,623	1,895,982	1,789,323	—

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20		Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

NOW Inc.(b)	$	N/A	$62,386,782	$(2,081,910)	$(642,200)	$(28,840,775)	$30,821,897	6,788,964	$—	$—
Oasis Petroleum Inc.		6,099,558	1,682,313	(1,470,605)	(3,246,326)	2,028,922	5,093,862	18,192,366	—	—
Oceaneering International Inc.		17,645,836	3,934,656	(2,699,275)	(2,441,299)	5,091,158	21,531,076	6,116,783	—	—
ODP Corp. (The)(g)		54,225,500	8,179,496	(7,194,780)	(583,373)	10,168,440	64,795,283	3,331,377	—	—
Office Properties Income Trust		79,919,890	8,570,551	(5,002,388)	(3,059,260)	(17,111,323)	63,279,999	3,054,054	3,613,404	—
OFG Bancorp.		34,628,373	1,464,671	(507,212)	(454,363)	4,444,531	39,576,000	3,176,244	444,777	—
Oil States International Inc.		7,609,289	1,953,636	(1,423,230)	(4,746,151)	6,871,049	10,264,593	3,759,924	—	—
Old National Bancorp./IN		134,640,724	1,022,334	(2,720,510)	(1,301,037)	(5,064,632)	126,576,879	10,077,777	2,812,285	—
Olympic Steel Inc.		6,174,168	663,493	(980,227)	(871,444)	1,369,498	6,355,488	559,462	22,577	—
Omnicell Inc.		166,405,118	26,458,176	(18,138,709)	3,336,713	20,101,349	198,162,647	2,654,201	—	—
OneSpan Inc.(b)		N/A	6,030,550	(2,872,829)	719,157	9,613,311	44,088,857	2,103,476	—	—
Onto Innovation Inc.		88,071,746	12,172,266	(9,918,691)	1,959,011	(2,056,084)	90,228,248	3,029,827	—	—
OraSure Technologies Inc.		40,397,064	12,637,224	(5,683,533)	(61,279)	6,762,800	54,052,276	4,441,436	—	—
Orthofix Medical Inc.		32,292,897	4,838,794	(3,169,083)	(1,117,364)	4,511,888	37,357,132	1,199,651	—	—
OSI Systems Inc.		71,525,865	9,682,858	(9,019,918)	(1,302,713)	10,110,265	80,996,357	1,043,633	—	—
Owens & Minor Inc.		34,546,109	4,852,097	(2,900,438)	1,353,494	61,552,775	99,404,037	3,958,743	19,591	—
Oxford Industries Inc.		37,372,638	5,678,749	(5,037,732)	(2,251,490)	6,116,824	41,878,989	1,037,636	520,802	—
Pacific Premier Bancorp. Inc.		67,144,064	62,446,298	(4,092,218)	(1,123,692)	(7,609,237)	116,765,215	5,797,677	2,142,851	—
Pacira BioSciences Inc.		84,660,635	16,604,714	(10,233,699)	1,300,403	67,159,994	159,492,047	2,652,895	—	—
Palomar Holdings Inc.(b)		N/A	113,850,470	(2,029,211)	332,645	27,907,130	140,061,034	1,343,640	—	—
Park Aerospace Corp.		14,941,559	1,496,551	(1,793,921)	(1,000,954)	(337,453)	12,614,511	1,155,175	238,797	—
Park National Corp.(b)		N/A	78,543,309	(3,076,300)	11,071	(3,333,282)	72,144,798	880,244	906,982	—
Patrick Industries Inc.		38,575,286	9,053,336	(8,134,441)	(560,480)	39,760,101	78,693,802	1,368,112	681,809	—
Patterson-UTI Energy Inc.(b)		N/A	54,153,109	(1,449,718)	(602,850)	(18,949,766)	33,150,775	11,631,851	254,087	—
PDC Energy Inc.		36,478,242	9,259,732	(4,819,151)	(3,490,745)	39,196,684	76,624,762	6,181,909	—	—
PDF Solutions Inc.(c)		19,838,298	4,569,105	(2,135,967)	497,990	6,756,760	N/A	N/A	—	—
Penn Virginia Corp.		2,628,181	1,912,216	(826,382)	(3,590,567)	9,086,046	9,209,494	934,974	—	—
Pennant Group Inc. (The)		22,426,169	5,181,965	(6,618,709)	2,831,733	36,449,742	60,270,900	1,563,042	—	—
PennyMac Mortgage Investment Trust(c)		64,734,273	10,599,516	(8,836,177)	(2,372,490)	55,438,981	N/A	N/A	2,751,540	—
Perdoceo Education Corp.		47,313,956	7,305,073	(8,176,477)	134,128	5,942,785	52,519,465	4,290,806	—	—
Perficient Inc.		53,815,558	10,347,490	(7,362,547)	1,020,936	30,380,802	88,202,239	2,063,693	—	—
PetMed Express Inc.		35,482,804	5,947,603	(5,091,177)	688,342	2,758,040	39,785,612	1,258,242	690,836	—

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

PGT Innovations Inc.	$29,813,387	$6,923,624	$(5,038,319)	$(97,282)	$32,516,429	$64,117,839	3,659,694	$—	$—
PH Glatfelter Co.	32,840,883	4,664,501	(3,350,769)	(845,103)	4,610,741	37,920,253	2,753,831	—	—
Phibro Animal Health Corp., Class A	29,667,636	3,246,938	(2,497,192)	(1,057,379)	(7,611,778)	21,748,225	1,249,898	297,912	—
Photronics Inc.	41,273,312	1,544,603	(994,804)	7,163	(1,263,204)	40,567,070	4,072,999	—	—
Piper Sandler Companies(c)	52,973,896	8,225,132	(20,306,835)	(3,864,211)	14,576,284	N/A	N/A	480,128	—
Pitney Bowes Inc.	20,923,947	1,777,271	(545,614)	(799,594)	35,484,625	56,840,635	10,704,451	1,053,176	—
Plantronics Inc.(b)	N/A	6,583,943	(1,849,229)	(397,273)	(27,627,619)	27,247,297	2,301,292	—	—
Plexus Corp.	96,323,934	14,557,949	(10,854,945)	1,777,261	26,405,990	128,210,189	1,815,237	—	—
Power Integrations Inc.	157,240,208	29,165,498	(19,621,538)	4,351,251	34,400,686	205,536,105	3,710,038	781,550	—
PRA Group Inc.	76,589,279	13,391,745	(10,607,982)	189,839	33,454,750	113,017,631	2,828,977	—	—
Preferred Bank/Los Angeles CA	27,844,513	4,485,207	(3,757,431)	(1,882,606)	345,400	27,035,083	841,690	499,555	—
ProAssurance Corp.	80,919,675	1,996,498	(468,380)	(1,545,820)	(28,489,033)	52,412,940	3,351,211	326,782	—
Progenics Pharmaceuticals Inc.(a)	20,362,771	1,488,582	(23,195,506)	(17,301,034)	18,645,187	—	—	—	—
Progress Software Corp.	86,711,008	12,718,014	(9,192,454)	1,145,807	11,148,422	102,530,797	2,795,278	907,012	—
ProPetro Holding Corp.(b)(c)	N/A	2,932,433	(2,733,938)	(4,426,252)	—	N/A	N/A	—	—
Proto Labs Inc.	123,257,515	23,743,605	(18,823,272)	3,003,873	83,482,529	214,664,250	1,657,639	—	—
Providence Service Corp. (The)	38,329,344	9,143,799	(3,774,121)	1,027,947	25,762,454	70,489,423	758,685	—	—
Provident Financial Services Inc.	46,724,109	16,081,508	(3,319,276)	(1,002,876)	(3,079,568)	55,403,897	4,541,303	1,761,099	—
QEP Re- sources Inc.	4,820,246	2,458,653	(2,273,646)	(4,527,742)	13,000,340	13,477,851	14,928,944	—	—
Qualys Inc.(a)	175,452,567	14,168,912	(216,272,303)	85,969,465	(59,318,641)	—	—	—	—
Quanex Building Products Corp.	20,224,351	3,289,223	(2,927,941)	(188,689)	17,149,238	37,546,182	2,036,127	327,456	—
QuinStreet Inc.	22,827,441	5,150,480	(2,635,393)	145,923	22,141,526	47,629,977	3,006,943	—	—
R1 RCM Inc.(b)	N/A	116,595,746	(1,122,842)	(1,810)	7,558,444	123,029,538	7,173,734	—	—
Rambus Inc.	74,877,925	13,504,009	(8,513,063)	598,722	16,181,398	96,648,991	7,059,824	—	—
Range Resources Corp.(b)	N/A	30,730,953	(5,832,766)	1,469,821	19,832,285	105,220,319	15,894,308	—	—
Raven Industries Inc.	45,933,313	6,406,169	(4,880,333)	(1,927,387)	2,346,149	47,877,911	2,224,810	568,527	—
Rayonier Advanced Materials Inc.	3,428,390	4,452,138	(885,725)	(4,379,993)	9,874,342	12,489,152	3,902,860	—	—
RE/MAX Holdings Inc., Class A	24,063,294	4,696,693	(3,415,059)	(1,900,789)	13,374,263	36,818,402	1,124,913	489,891	—
Realogy Holdings Corp.	21,112,468	6,936,189	(5,181,069)	(460,997)	45,229,480	67,636,071	7,164,838	—	—
Red Robin Gourmet Burgers Inc.	6,821,870	3,230,113	(914,646)	(1,324,850)	4,787,634	12,600,121	957,456	—	—
Redwood Trust Inc.	34,694,194	6,183,196	(4,078,187)	(2,950,741)	20,628,374	53,650,500	7,134,375	1,043,346	—

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20		Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

RE- GENXBIO Inc.(c)	$61,403,133	$9,541,703	$(10,412,467)	$(5,676,728)	$42,681,851	$	N/A	N/A	$—	$—
Renewable Energy Group Inc.	48,758,298	5,626,250	(3,731,361)	567,214	78,631,706		129,852,107	2,430,777	—	—
Rent-A- Center Inc./TX(b)	42,474,029	9,944,694	(9,291,029)	1,198,460	45,546,022		89,872,176	3,006,764	1,734,345	—
Resideo Technologies Inc.(b)	N/A	91,754,322	(4,520,513)	(210,083)	(2,751,010)		84,272,716	7,661,156	—	—
Resources Connection Inc.	20,551,779	2,595,949	(2,613,019)	(841,062)	1,806,597		21,500,244	1,861,493	524,900	—
Retail Opportunity Investments Corp.	58,586,010	10,078,972	(6,632,246)	(3,350,972)	17,617,734		76,233,374	7,319,575	(659,583)	—
Retail Properties of America Inc., Class A(b)	N/A	101,768,913	(4,127,600)	(438,638)	(19,940,139)		77,262,536	13,298,199	663,294	—
REX American Resources Corp.	15,760,565	2,726,902	(2,989,755)	(438,956)	6,986,073		22,044,829	335,998	—	—
Ring Energy Inc.(a)	2,563,658	462,842	(3,175,725)	(38,701,548)	38,850,773		—	—	—	—
Rogers Corp.	106,096,166	16,800,564	(12,080,959)	656,936	2,189,620		113,662,327	1,159,110	—	—
RPT Realty	29,323,962	3,995,498	(2,583,759)	(1,556,248)	(1,540,394)		27,331,278	5,024,132	(911,814)	—
RR Donnelley & Sons Co.	4,359,825	642,261	(765,458)	(3,005,297)	5,190,834		6,422,165	4,398,743	—	—
Ruth’s Hospitality Group Inc.	11,232,073	4,036,900	(1,498,634)	(1,181,219)	9,114,261		21,703,381	1,962,331	—	—
S&T Bancorp. Inc.	63,202,006	3,878,099	(1,082,242)	(714,654)	(22,185,593)		43,097,616	2,436,270	1,318,288	—
Safety Insurance Group Inc.	74,656,805	6,223,566	(5,635,048)	(225,486)	(13,610,710)		61,409,127	888,828	1,610,658	—
Saia Inc.	115,398,306	22,969,502	(16,640,343)	5,597,599	77,401,165		204,726,229	1,623,008	—	—
Sanmina Corp.	115,501,829	13,877,854	(14,171,990)	(798,018)	(638,592)		113,771,083	4,205,955	—	—
ScanSource Inc.	32,880,815	4,044,978	(2,949,932)	(1,120,545)	(1,641,012)		31,214,304	1,574,095	—	—
Schweitzer- Mauduit International Inc.	52,006,235	7,753,542	(5,028,217)	(1,026,777)	5,419,479		59,124,262	1,945,517	1,684,880	—
Seacoast Banking Corp. of Florida	56,921,048	8,563,500	(4,579,369)	(1,209,591)	(394,593)		59,300,995	3,289,018	—	—
SEACOR Holdings Inc.	28,637,209	5,862,060	(2,030,352)	(464,534)	2,505,260		34,509,643	1,186,714	—	—
Seneca Foods Corp., Class A	16,557,351	1,583,206	(1,762,369)	229,679	(1,816,540)		14,791,327	413,975	—	—
ServisFirst Bancshares Inc.	81,761,312	13,747,625	(9,023,313)	217,497	12,309,104		99,012,225	2,909,557	1,006,983	—
Shake Shack Inc., Class A	70,905,308	27,784,987	(9,533,034)	(1,576,660)	54,737,076		142,317,677	2,207,160	—	—
Shenandoah Telecommunications Co.	139,650,099	24,649,508	(11,514,057)	1,562,800	(16,857,440)		137,490,910	3,094,203	—	—
Signet Jewelers Ltd.	20,548,481	5,285,680	(4,329,537)	(207,916)	39,456,132		60,752,840	3,248,815	—	—
Simmons First National Corp., Class A	126,646,666	1,500,912	(3,721,838)	(2,948,785)	(14,423,805)		107,053,150	6,752,012	2,295,082	—
Simpson Manufacturing Co. Inc.	151,265,041	45,284,754	(19,169,537)	4,683,732	80,111,194		262,175,184	2,698,386	1,743,374	—
SkyWest Inc.	80,345,132	11,584,336	(8,767,822)	(2,737,934)	12,578,692		93,002,404	3,114,615	—	—

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Sleep Number Corp.	$33,248,501	$8,261,335	$(8,427,076)	$519,853	$50,563,329	$84,165,942	1,720,833	$—	$—
SM Energy Co.	7,908,197	2,525,636	(1,968,436)	(2,984,151)	4,945,785	10,427,031	6,557,881	65,917	—
South Jersey Industries Inc.	139,753,350	24,724,784	(10,632,483)	(1,239,432)	(32,298,541)	120,307,678	6,243,263	3,379,715	—
Southside Bancshares Inc.	58,695,307	6,381,275	(5,678,389)	(943,083)	(10,870,893)	47,584,217	1,947,778	1,199,335	—
Southwestern Energy Co.	55,621,640	19,624,127	(7,152,823)	443,939	19,779,532	88,316,415	37,581,453	—	—
SpartanNash Co.	31,490,740	5,067,721	(4,546,327)	(645,025)	4,996,337	36,363,446	2,224,064	860,816	—
Spectrum Pharmaceuticals Inc.	16,329,873	11,897,820	(2,168,342)	(5,922,047)	16,767,867	36,905,171	9,045,385	—	—
Spok Holdings Inc.	11,402,660	1,888,643	(1,698,256)	(748,738)	(590,294)	10,254,015	1,078,235	270,624	—
SPS Commerce Inc.	98,038,708	18,512,372	(12,895,898)	3,564,650	62,561,219	169,781,051	2,180,314	—	—
SPX Corp.	87,181,114	14,627,304	(9,929,535)	2,846,035	33,924,297	128,649,215	2,773,808	—	—
SPX FLOW Inc.	73,193,692	12,207,836	(9,794,162)	9,485	37,140,670	112,757,521	2,633,291	—	—
Stamps.com Inc.	127,665,585	38,663,709	(14,905,692)	7,467,499	103,998,126	262,853,319	1,090,904	—	—
Standard Motor Products Inc.	51,120,541	5,928,234	(4,956,399)	(130,324)	3,778,562	55,740,614	1,248,390	—	—
Standex International Corp.	36,962,698	4,898,853	(3,988,489)	(1,428,318)	9,047,851	45,492,595	768,456	337,814	—
Stepan Co.	107,201,489	21,602,164	(9,400,664)	2,553,140	22,099,797	144,055,926	1,321,614	675,622	—
Steven Madden Ltd.	108,742,998	13,430,041	(10,031,715)	(3,594,930)	(14,951,776)	93,594,618	4,799,724	—	—
Stewart Information Services Corp.	37,718,634	8,549,036	(670,355)	(189,262)	24,414,414	69,822,467	1,596,672	846,988	—
StoneX Group Inc.(h)	35,938,591	5,705,437	(3,200,843)	795,280	13,659,133	52,897,598	1,033,964	—	—
Strategic Education Inc.(a)	185,733,353	14,737,995	(207,490,225)	61,653,442	(54,634,565)	—	—	789,727	—
Sturm Ruger & Co. Inc.	51,166,535	9,917,360	(4,393,559)	886,281	8,838,678	66,415,295	1,085,927	6,010,342	—
Summit Hotel Properties Inc .	27,273,725	5,324,208	(4,036,200)	(4,529,273)	10,230,262	33,982,670	6,560,361	(280,052)	—
SunCoke Energy Inc.	20,208,192	1,913,439	(2,201,389)	(4,425,619)	1,944,367	17,438,990	5,099,120	623,858	—
Supernus Pharmaceuticals Inc.	57,104,128	8,910,473	(6,718,205)	(2,780,433)	11,604,370	68,120,333	3,268,730	—	—
Surmodics Inc.	27,312,870	4,049,733	(2,764,147)	169,050	4,186,424	32,953,930	846,927	—	—
Sykes Enterprises Inc.	63,583,328	11,744,025	(6,679,624)	(355,383)	16,757,717	85,050,063	2,486,117	—	—
Tabula Rasa HealthCare Inc.	62,468,144	10,762,127	(4,982,525)	(103,564)	(15,272,423)	52,871,759	1,296,830	—	—
Tactile Systems Technology Inc.	46,386,688	6,206,218	(3,969,335)	(38,539)	(4,497,302)	44,087,730	1,204,912	—	—
Tailored Brands Inc.(a)	5,322,817	338,977	(3,286,102)	(33,368,479)	30,992,787	—	—	—	—
Tanger Factory Outlet Centers Inc.	28,251,710	4,706,236	(3,249,422)	(2,158,893)	7,392,739	34,983,539	5,801,582	1,995,946	—
Team Inc.	11,940,955	1,536,990	(1,186,799)	(2,913,852)	1,000,782	10,378,076	1,886,923	—	—
TechTarget Inc.(b)	N/A	5,045,723	(3,742,778)	685,152	31,446,290	63,113,240	1,435,697	—	—
Tennant Co.	64,406,963	9,350,708	(6,737,636)	(582,140)	2,727,784	69,165,679	1,145,886	495,712	—
TETRA Technologies Inc.(a)	2,616,333	223,832	(3,348,554)	(30,770,586)	31,278,975	—	—	—	—

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Third Point Reinsurance Ltd.	$36,106,581	$5,465,505	$(3,745,061)	$(1,998,149)	$(615,658)	$35,213,218	5,066,650	$—	$—
TimkenSteel Corp	8,208,783	1,134,820	(1,834,208)	(5,867,111)	6,631,410	8,273,694	2,330,618	—	—
Titan International Inc.	5,099,618	668,399	(991,978)	(3,673,181)	7,791,779	8,894,637	3,077,729	—	—
Tivity Health Inc.(c)	16,628,175	3,684,451	(8,223,965)	(9,000,890)	42,702,588	N/A	N/A	—	—
Tompkins Financial Corp.(b)	N/A	6,302,006	(5,783,048)	(998,222)	(13,456,822)	42,605,114	749,958	780,386	—
TopBuild Corp.(a)	147,146,769	16,034,090	(244,542,811)	122,822,336	(41,460,384)	—	—	—	—
Trinseo SA	43,157,561	6,454,944	(6,426,878)	(1,786,326)	19,502,903	60,902,205	2,375,281	1,898,369	—
Triumph Bancorp. Inc.	36,700,066	4,473,727	(4,283,826)	(1,793,457)	8,614,490	43,711,000	1,403,693	—	—
Triumph Group Inc.	20,326,279	671,833	(281,046)	(1,482)	(831,896)	19,883,688	3,054,330	—	—
TrueBlue Inc.	30,073,967	4,348,063	(5,984,379)	(2,972,060)	9,204,452	34,670,043	2,238,221	—	—
TrustCo Bank Corp. NY	31,121,636	1,808,130	(577,542)	(304,873)	(906,016)	31,141,335	5,965,773	801,466	—
TTM Technologies Inc.	61,378,550	8,617,915	(5,765,743)	(812,062)	6,872,428	70,291,088	6,160,481	—	—
Tupperware Brands Corp.	4,767,607	3,595,929	(3,189,596)	990,605	55,296,219	61,460,764	3,048,649	—	—
U.S. Concrete Inc.	17,824,999	2,753,326	(2,398,954)	(2,409,994)	12,778,453	28,547,830	983,052	—	—
U.S. Ecology Inc.(b)	N/A	19,063,728	(5,044,468)	(2,410,450)	(30,143,801)	63,894,516	1,955,755	—	—
U.S. Physical Therapy Inc.	53,624,385	8,160,756	(6,336,365)	(536,892)	14,343,900	69,255,784	797,143	—	—
U.S. Silica Holdings Inc.	8,066,896	1,555,327	(1,235,148)	(4,097,466)	9,367,018	13,656,627	4,552,209	—	—
UFP Industries Inc.(i)	138,137,420	21,024,832	(9,514,135)	5,343,711	67,216,964	222,208,792	3,932,203	949,763	—
Ultra Clean Holdings Inc.	33,519,317	6,338,991	(4,805,123)	438,689	17,653,837	53,145,711	2,476,501	—	—
UniFirst Corp./MA	139,889,547	20,439,696	(16,258,143)	1,924,877	33,236,479	179,232,456	946,467	471,674	—
Unisys Corp.(b)	N/A	10,122,696	(931,446)	(200,662)	(18,920,283)	41,733,816	3,911,323	—	—
United Community Banks Inc./GA	79,977,000	13,103,752	(1,097,646)	(116,449)	(6,510,913)	85,355,744	5,041,686	1,702,148	—
United Fire Group Inc.	42,709,480	4,738,285	(3,863,973)	(2,419,894)	(14,014,265)	27,149,633	1,336,104	857,791	—
United Natural Foods Inc.	29,614,469	7,269,429	(4,255,540)	971,280	16,873,737	50,473,375	3,394,309	—	—
Uniti Group Inc.	70,514,790	13,152,827	(9,857,944)	691,753	52,450,002	126,951,428	12,050,444	3,645,092	—
Universal Corp./VA	66,345,372	7,744,874	(6,696,471)	(1,857,385)	(1,879,502)	63,656,888	1,519,983	2,302,941	—
Universal Electronics Inc.	32,332,250	4,238,053	(3,069,630)	(442,420)	(423,456)	32,634,797	864,727	—	—
Universal Health Realty Income Trust	77,423,189	7,714,616	(5,150,113)	212,928	(34,877,286)	45,298,331	794,847	1,156,478	—
Universal Insurance Holdings Inc.	33,126,715	3,541,162	(4,304,786)	(2,686,874)	(4,776,618)	24,899,599	1,799,104	600,294	—
Urstadt Biddle Properties Inc., Class A	25,643,924	2,682,332	(1,991,693)	(1,267,390)	(7,981,213)	17,000,192	1,847,847	405,272	—
Valaris PLC(a)	5,379,132	861,438	(4,502,207)	(76,336,044)	74,597,681	—	—	—	—
Vanda Pharmaceuticals Inc.	33,432,487	4,716,275	(2,856,493)	(1,249,774)	(1,275,108)	32,767,387	3,392,069	—	—

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

Varex Imaging Corp.	$53,019,220	$5,324,590	$(3,712,355)	$(2,576,213)	$(21,219,838)	$30,835,404	2,424,167	$—	$—
Vector Group Ltd.(b)	N/A	15,222,036	(5,193,220)	(63,786)	(10,675,736)	76,522,744	7,897,084	2,917,742	—
Veeco Instruments Inc.	28,475,506	4,497,424	(2,959,667)	(1,078,756)	7,006,000	35,940,507	3,079,735	—	—
Veritex Holdings Inc.	40,293,783	8,915,622	(5,095,063)	(2,246,100)	10,609,294	52,477,536	3,081,476	973,019	—
Veritiv Corp.(b)(c)	N/A	1,269,107	(1,308,097)	(1,439,096)	—	N/A	N/A	—	—
Viad Corp.	26,508,882	3,368,084	(2,669,999)	(3,657,498)	2,826,310	26,375,779	1,266,240	—	—
Viavi Solutions Inc.	155,855,825	22,888,763	(18,644,345)	1,643,088	4,484,528	166,227,859	14,171,173	—	—
Virtus Investment Partners Inc.	34,030,684	6,691,835	(6,517,104)	(482,317)	28,272,724	61,995,822	447,139	607,156	—
Virtusa Corp.	51,280,119	8,839,230	(12,068,946)	(12,292)	38,715,426	86,753,537	1,764,718	—	—
Vista Outdoor Inc.	30,788,789	5,860,432	(4,459,342)	361,502	40,172,879	72,724,260	3,603,779	—	—
Wabash National Corp.	23,973,382	4,072,706	(4,255,662)	(2,213,593)	17,702,115	39,278,948	3,284,193	795,462	—
Waddell & Reed Financial Inc., Class A	48,419,021	7,916,123	(11,248,304)	(2,186,146)	17,161,453	60,062,147	4,044,589	2,074,941	—
Walker & Dunlop Inc.	69,829,589	11,848,415	(8,537,757)	338,146	21,677,913	95,156,306	1,795,402	1,274,284	—
Washington Prime Group Inc.	9,211,342	1,055,495	(821,670)	(4,259,934)	4,628,348	7,475,606	11,547,121	(2,337,975)	—
Washington REIT	116,397,257	15,609,335	(9,758,205)	(1,970,586)	(17,885,202)	102,886,403	5,111,098	2,671,614	—
Watts Water Technologies Inc., Class A	141,365,585	17,714,228	(14,823,017)	1,968,148	24,387,191	170,612,135	1,703,566	776,450	—
WD-40 Co.	166,529,756	20,769,797	(17,063,552)	3,796,637	(13,470,497)	160,562,141	848,144	1,119,183	—
Westamerica Bancorp	95,473,004	5,883,682	(3,240,045)	(321,318)	(6,940,004)	90,855,319	1,671,671	1,355,604	—
Whitestone REIT	15,549,631	2,423,767	(2,503,784)	(2,157,301)	1,760,138	14,713,506	2,452,251	(245,536)	—
Whiting Petroleum Corp.(a)	3,625,208	—	(1,627,630)	(123,700,394)	121,702,816	—	—	—	—
Wingstop Inc.(a)	142,025,878	26,402,288	(262,921,544)	153,622,237	(58,146,789)	—	—	459,567	—
Winnebago Industries Inc.	56,899,816	14,124,913	(10,369,206)	1,656,026	45,763,180	108,074,729	2,091,634	705,419	—
Wolverine World Wide Inc.	74,378,844	14,536,459	(9,433,325)	(1,028,285)	52,862,965	131,316,658	5,081,914	1,007,697	—
Xencor Inc.	89,211,222	30,959,050	(8,024,676)	(727,077)	26,399,907	137,818,426	3,552,937	—	—
Xenia Hotels & Resorts Inc.	70,572,139	8,975,317	(6,329,386)	(5,012,548)	(6,227,370)	61,978,152	7,059,015	—	—
Xperi Holding
Corp.(j)(k)	96,237,853	11,406,410	(8,458,143)	(14,998,696)	(7,083,813)	77,103,611	6,710,497	954,725	—
YETI Holdings Inc.(b)	N/A	141,098,229	(8,169,939)	2,215,409	75,344,678	210,488,377	4,644,492	—	—
Zumiez Inc.(b)	N/A	4,420,860	(2,524,626)	94,897	5,062,307	36,008,261	1,294,330	—	—

				$(125,764,173)	$6,737,093,209	$39,847,610,182		$259,239,618	$—

(a)	As of period end, the entity is no longer held.
(b)	As of the beginning of the period, the entity was not considered an affiliate.
(c)	As of period end, the entity is no longer an affiliate.
(d)	Represents net amount purchased (sold).
(e)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Formerly the Era Group Inc.
(g)	Formerly the Office Depot Inc.

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

(h)	Formerly the INTL. FCStone Inc.
(i)	Formerly the Universal Forest Products Inc.
(j)	Formerly the Xperi Corp.
(k)	Formerly the TiVo Corp.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	1,090	12/18/20	$81,990	$557,830

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(a)	02/27/23	$108,638,400	$(1,914,221	)(b)	$107,655,583	0.3%
	Monthly	JPMorgan Securities PLC(c)	02/08/23	96,039,190	5,097,229	(d)	101,128,313	0.2

					$3,183,008		$208,783,896

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

(b)	Amount includes $(931,404) of net dividends and financing fees.
(c)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Bank Funding Rate (OBFR01)
(d)	Amount includes $8,106 of net dividends, payable for referenced securities purchased and financing fees.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of September 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	23,297	$151,663	0.1%

Banks
BankUnited Inc.	123,681	2,709,851	2.5
Banner Corp.	136,995	4,419,459	4.1
Berkshire Hills Bancorp. Inc.	144,971	1,465,657	1.4
Cadence BanCorp.	111,877	961,023	0.9
Central Pacific Financial Corp.	21,422	290,697	0.3
Columbia Banking System Inc.	123,639	2,948,790	2.7
First Commonwealth Financial Corp.	122,567	948,669	0.9
First Midwest Bancorp. Inc.	33,917	365,625	0.4
Hanmi Financial Corp.	67,998	558,264	0.5
Heritage Financial Corp./WA	31,081	571,580	0.5
Independent Bank Corp.	1,975	103,451	0.1
National Bank Holdings Corp. Class A	5,360	140,700	0.1
OFG Bancorp	17,697	220,505	0.2
Old National Bancorp./IN	169,511	2,129,058	2.0
Simmons First National Corp. Class A	29,778	472,130	0.4
United Community Banks Inc./GA	337,662	5,716,618	5.3

		24,022,077

Commercial Services & Supplies
Pitney Bowes Inc.	62,830	333,627	0.3

Communications Equipment
Extreme Networks Inc.(a)	1,610,454	6,474,025	6.0

Consumer Finance
Green Dot Corp. Class A(a)	117,775	5,960,593	5.5

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	117,188	1,757,820	1.7
Vonage Holdings Corp.(a)	1,022,323	10,458,364	9.7

		12,216,184

Equity Real Estate Investment Trusts (REITs)
Easterly Government Properties Inc.	36,698	822,402	0.8
Essential Properties Realty Trust Inc.	1,606,291	29,427,251	27.3
Kite Realty Group Trust	29,029	336,736	0.3
NexPoint Residential Trust Inc.	7,538	334,687	0.3
SITE Centers Corp.	101,056	727,603	0.7

		31,648,679

Health Care Providers & Services
RadNet Inc.(a)	81,634	1,253,082	1.2

Insurance
Ambac Financial Group Inc.(a)	33,678	430,068	0.4
American Equity Investment Life Holding Co.	138,125	3,037,369	2.8
Employers Holdings Inc.	105,119	3,179,850	3.0
Horace Mann Educators Corp.	37,382	1,248,559	1.2
ProAssurance Corp.	1,176	18,393	0.0
Stewart Information Services Corp.	19,996	874,425	0.8
Trupanion Inc.(a)	148,807	11,740,872	10.9

		20,529,536

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of September 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Metals & Mining
Warrior Met Coal Inc.	60,847	$1,039,267	1.0

Multiline Retail
Macy’s Inc.	59,661	340,068	0.3

Oil, Gas & Consumable Fuels
Par Pacific Holdings Inc.(a)	51,177	346,468	0.3

Software
Xperi Holding Corp.	37,390	429,611	0.4

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	312,573	2,875,672	2.7
TrustCo Bank Corp. NY	6,711	35,031	0.0

		2,910,703

Total Reference Entity — Long		107,655,583

Net Value of Reference Entity — Goldman Sachs & Co		$107,655,583

(a)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of September 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	131,088	$853,383	0.8%

Banks
Banner Corp.	18,236	588,293	0.6
Boston Private Financial Holdings Inc.	37,990	209,705	0.2
Brookline Bancorp. Inc.	65,820	569,014	0.6
Central Pacific Financial Corp.	196,557	2,667,278	2.6
Community Bank System Inc.	70,429	3,835,563	3.8
First Commonwealth Financial Corp.	29,089	225,149	0.2
First Financial Bancorp	2,217	26,615	0.0
Great Western Bancorp. Inc.	72,090	897,521	0.9
Heritage Financial Corp./WA	4,926	90,589	0.1
Pacific Premier Bancorp. Inc.	58,676	1,181,735	1.2

		10,291,462

Communications Equipment
Extreme Networks Inc.(a)	201,545	810,211	0.8

Diversified Telecommunication Services
Vonage Holdings Corp.(a)	1,795,788	18,370,911	18.2

Health Care Providers & Services
RadNet Inc.(a)	96,786	1,485,665	1.5

Insurance
Ambac Financial Group Inc.(a)	617,221	7,881,912	7.8
Horace Mann Educators Corp.	3,007	100,434	0.1
Stewart Information Services Corp.	45,995	2,011,361	2.0
Trupanion Inc.(a)	601,315	47,443,754	46.9

		57,437,461

Metals & Mining
Warrior Met Coal Inc.	653,144	11,155,700	11.0

Oil, Gas & Consumable Fuels
Renewable Energy Group Inc.(a)	13,544	723,520	0.7

Total Reference Entity — Long		101,128,313

Net Value of Reference Entity — JPMorgan Securities PLC		$101,128,313

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$5,097,229	$(1,914,221)

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$557,830
Swaps — OTC
Unrealized appreciation on OTC swaps	$5,097,229

$5,655,059

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps	$1,914,221

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$16,872,702
Swaps	(3,151,503)

$13,721,199

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,819,082)
Swaps	3,183,008

$1,363,926

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$104,851,880
Total return swaps:
Average notional value	$141,391,657

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$557,830	$—
Swaps - OTC	5,097,229	1,914,221

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$5,655,059	$1,914,221
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(557,830)	—

Total derivative assets and liabilities subject to an MNA	$5,097,229	$1,914,221

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

Derivative Financial Instruments - Offsetting as of Period End (Continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset	Assets	(a)

JPMorgan Securities PLC	$5,097,229	$—	$5,097,229

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset	Liabilities	(b)

Goldman Sachs & Co	$1,914,221	$—	$1,914,221

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$41,366,264,215	$—	$7	$41,366,264,222
Money Market Funds	3,090,456,183	—	—	3,090,456,183

	$44,456,720,398	$—	$7	$44,456,720,405

Derivative financial instruments(a)
Assets
Futures Contracts	$557,830	$—	$—	$557,830
Swaps	—	5,097,229	—	5,097,229
Liabilities
Swaps	—	(1,914,221)	—	(1,914,221)

	$557,830	$3,183,008	$—	$3,740,838

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value		% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$402,514,583		1.5%

Air Freight & Logistics
Other securities		178,960,668		0.7

Airlines
Other securities		57,242,409		0.2

Auto Components
Other securities		64,099,766		0.2

Automobiles
Tesla Inc.(a)(b)	600,719	257,714,458		1.0
Other securities		60,233,715		0.2

		317,948,173		1.2

Banks
Bank of America Corp.	6,144,020	148,009,442		0.6
JPMorgan Chase & Co.	2,455,884	236,427,953		0.9
Other securities		521,647,798		1.8

		906,085,193		3.3

Beverages
Coca-Cola Co. (The)	3,115,277	153,801,226		0.6
PepsiCo Inc.	1,115,785	154,647,801		0.6
Other securities		88,984,370		0.3

		397,433,397		1.5

Biotechnology
AbbVie Inc.	1,422,173	124,568,133		0.5
Amgen Inc.	471,982	119,958,945		0.5
GenVec Inc.(c)	437	0	(d)	0.0
Oncternal Therapeutics Inc.(a)(b)(c)	722	1,480		0.0
Other securities		553,368,727		1.9

		797,897,285		2.9

Building Products
Continental Materials Corp.(a)(b)(c)	77	732		0.0
Other securities		153,648,092		0.6

		153,648,824		0.6

Capital Markets
BlackRock Inc.(e)	113,855	64,162,985		0.2
Calamos Asset Management Inc.(a)(c)	4,841	0	(d)	0.0
Other securities		648,246,416		2.4

		712,409,401		2.6

Chemicals
Other securities		482,979,275		1.8

Commercial Services & Supplies
Other securities		153,355,020		0.6

Communications Equipment
Cisco Systems Inc.	3,411,442	134,376,700		0.5
Other securities		70,676,663		0.3

		205,053,363		0.8

Construction & Engineering
Other securities		44,713,702		0.2

Construction Materials
Other securities		31,550,577		0.1

Consumer Finance
Other securities		134,000,309		0.5

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$110,241,112	0.4%

Distributors
Other securities		29,211,347	0.1

Diversified Consumer Services
Other securities		40,392,317	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)(b)	1,597,342	340,138,006	1.3
Other securities		16,777,346	0.0

		356,915,352	1.3

Diversified Telecommunication Services
AT&T Inc.	5,741,579	163,692,417	0.6
Verizon Communications Inc.	3,334,603	198,375,532	0.8
Other securities		35,934,344	0.1

		398,002,293	1.5

Electric Utilities
NextEra Energy Inc.	394,505	109,498,808	0.4
Other securities		341,565,623	1.3

		451,064,431	1.7

Electrical Equipment
Other securities		160,913,089	0.6

Electronic Equipment, Instruments & Components
Other securities		200,698,060	0.7

Energy Equipment & Services
Other securities		49,074,649	0.2

Entertainment
Netflix Inc.(a)	355,377	177,699,161	0.7
Walt Disney Co. (The)	1,456,209	180,686,413	0.7
Other securities		143,588,173	0.5

		501,973,747	1.9

Equity Real Estate Investment Trusts (REITs)
ACRE Realty Investors Inc.(a)(c)	2,715	2,253	0.0
Other securities		864,780,400	3.2

		864,782,653	3.2

Food & Staples Retailing
Costco Wholesale Corp.	355,786	126,304,030	0.5
Walmart Inc.	1,118,945	156,551,595	0.6
Other securities		95,050,397	0.3

		377,906,022	1.4

Food Products
Other securities		302,152,938	1.1

Gas Utilities
Other securities		31,573,016	0.1

Health Care Equipment & Supplies
Abbott Laboratories	1,426,750	155,273,202	0.6
Danaher Corp.	508,594	109,515,546	0.4
Medtronic PLC	1,083,226	112,568,846	0.4
Sorrento Tech Inc.(a)(c)	126	1	0.0
Other securities		639,057,741	2.3

		1,016,415,336	3.7

Health Care Providers & Services
UnitedHealth Group Inc.	765,805	238,755,025	0.9
Other securities		432,178,685	1.6

		670,933,710	2.5

S C H E D U L E O F I N V E S T M E N T S	48

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology
SCWorx Corp.(a)(c)	5,393	$8,170	0.0%
Other securities		90,861,108	0.3

		90,869,278	0.3

Hotels, Restaurants & Leisure
McDonald’s Corp.	599,617	131,609,935	0.5
Other securities		346,189,429	1.3

		477,799,364	1.8

Household Durables
Other securities		141,262,626	0.5

Household Products
Procter & Gamble Co. (The)	2,006,229	278,845,769	1.0
Other securities		143,193,307	0.6

		422,039,076	1.6

Independent Power and Renewable Electricity Producers
Other securities		22,631,932	0.1

Industrial Conglomerates
Other securities		250,822,856	0.9

Insurance
Other securities		536,936,160	2.0

Interactive Media & Services
Alphabet Inc., Class A(a)	242,138	354,877,453	1.3
Alphabet Inc., Class C, NVS(a)	236,592	347,695,603	1.3
Facebook Inc., Class A(a)	1,937,450	507,418,155	1.9
Other securities		117,730,619	0.4

		1,327,721,830	4.9

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	343,097	1,080,319,817	4.0
Other securities		145,357,747	0.5

		1,225,677,564	4.5

IT Services
Accenture PLC, Class A	512,665	115,857,163	0.4
Mastercard Inc., Class A	711,842	240,723,609	0.9
PayPal Holdings Inc.(a)	945,478	186,287,530	0.7
Visa Inc., Class A	1,358,648	271,688,841	1.0
Other securities		670,097,525	2.5

		1,484,654,668	5.5

Leisure Products
Other securities		46,814,268	0.2

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	318,773	140,744,655	0.5
Other securities		201,714,109	0.8

		342,458,764	1.3

Machinery
Other securities		491,850,013	1.8

Marine
Other securities		3,279,213	0.0

Media
Comcast Corp., Class A	3,673,537	169,937,822	0.6
Other securities		202,124,985	0.8

		372,062,807	1.4

Metals & Mining
Other securities		107,764,648	0.4

Security	Shares	Value		% of Net Assets

Mortgage Real Estate Investment
Other securities		$39,470,672		0.1%

Multi-Utilities
Other securities		224,168,834		0.8

Multiline Retail
Other securities		133,939,508		0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	1,504,752	108,342,144		0.4
Exxon Mobil Corp.	3,407,271	116,971,613		0.4
Harvest Natural Resources Inc.(a)(c)	8,626	3,019		0.0
Other securities		245,417,004		0.9

		470,733,780		1.7

Paper & Forest Products
Other securities		8,204,370		0.0

Personal Products
Other securities		51,591,276		0.2

Pharmaceuticals
Bristol-Myers Squibb Co.	1,815,614	109,463,368		0.4
Johnson & Johnson	2,121,626	315,867,679		1.2
Merck & Co. Inc.	2,038,147	169,064,294		0.6
OncoMed Pharmaceuticals Inc., NVS(c)	6,598	0	(d)	0.0
Pfizer Inc.	4,477,946	164,340,618		0.6
Progenics Pharmaceuticals Inc.(c)	10,240	0	(d)	0.0
Other securities		246,167,196		0.9

		1,004,903,155		3.7

Professional Services
Other securities		145,156,442		0.5

Real Estate Management & Development
Other securities		30,637,676		0.1

Road & Rail
Union Pacific Corp.	546,858	107,659,934		0.4
Other securities		196,870,852		0.7

		304,530,786		1.1

Semiconductors & Semiconductor Equipment
Broadcom Inc.	324,094	118,073,926		0.4
Intel Corp.	3,427,234	177,462,176		0.7
NVIDIA Corp.	497,198	269,093,502		1.0
QUALCOMM Inc.	908,707	106,936,640		0.4
Texas Instruments Inc.	737,694	105,335,326		0.4
Other securities		523,192,659		1.9

		1,300,094,229		4.8

Software
Adobe Inc.(a)	386,537	189,569,341		0.7
Microsoft Corp.	6,098,294	1,282,654,177		4.7
salesforce.com Inc.(a)	733,312	184,295,972		0.7
Other securities		958,087,828		3.5

		2,614,607,318		9.6

Specialty Retail
Home Depot Inc. (The)	867,456	240,901,206		0.9
Recycling Asset Holdings Inc.(b)(c)	7,042	246		0.0
Other securities		409,408,505		1.5

		650,309,957		2.4

Technology Hardware, Storage & Peripherals
Apple Inc.	12,954,956	1,500,313,454		5.5

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value		% of Net Assets

Technology Hardware, Storage & Peripherals (continued)
Other securities		$80,331,370		0.3%

		1,580,644,824		5.8

Textiles, Apparel & Luxury Goods
Nike Inc., Class B	1,003,174	125,938,464		0.5
Other securities		91,296,944		0.3

		217,235,408		0.8

Thrifts & Mortgage Finance
Other securities		35,082,357		0.1

Tobacco
Other securities		154,260,358		0.6

Trading Companies & Distributors
Other securities		83,956,138		0.3

Transportation Infrastructure
Other securities		1,685,949		0.0

Water Utilities
Other securities		35,794,420		0.1

Wireless Telecommunication Services
Other securities		58,115,211		0.2

Total Common Stocks (Cost: $22,036,383,222)		27,091,909,752		99.8

Rights

Biotechnology
Other securities		0	(d)	0.0

Total Rights (Cost: $0)		0	(d)	0.0

Warrants

Energy Equipment & Services
Other securities		0	(d)	0.0

Total Warrants (Cost: $0)		0	(d)	0.0

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(e)(f)(g)	593,078,535	$593,612,305	2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	29,090,000	29,090,000	0.1

		622,702,305	2.3

Total Short-Term Investments (Cost: $622,066,609)		622,702,305	2.3

Total Investments In Securities (Cost: $22,658,449,831)		27,714,612,057	102.1

Other Assets, Less Liabilities		(571,625,315)	(2.1)

Net Assets		$27,142,986,742	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	50

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$928,001,859	$—	$(335,225,661	)(a)	$62,558	$773,549	$593,612,305	593,078,535	$3,602,922	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	38,418,000	—	(9,328,000	)(a)	—	—	29,090,000	29,090,000	33,815		—
BlackRock Inc.	43,583,429	18,547,356	(11,721,058)		1,581,856	12,171,402	64,162,985	113,855	914,154		—
PennyMac Financial Services Inc.(c)	—	1,477,909	(37,728)		6,261	—	N/A	N/A	5,144		—
PennyMac Mortgage Investment Trust(c)	793,675	46,558	(79,354)		2,189	701,009	N/A	N/A	46,878		—

					$1,652,864	$13,645,960	$686,865,290		$4,602,913		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	267	12/18/20	$44,749	$352,693
S&P MidCap 400 E-Mini Index	27	12/18/20	5,011	17,205

				$369,898

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$369,898

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$13,773,462

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,340,605

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$49,424,490

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$27,091,872,941	$20,910		$15,901	$27,091,909,752
Rights	—	0	(a)	—	0	(a)
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	622,702,305	—		—	622,702,305

	$27,714,575,246	$20,910		$15,901	$27,714,612,057

Derivative financial instruments(b)
Assets
Futures Contracts	$369,898	$—		$—	$369,898

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	52

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	127,633	$48,919,176	0.5%
Other securities		119,451,731	1.3

		168,370,907	1.8

Air Freight & Logistics
Other securities		31,563,448	0.3

Auto Components
Other securities		5,601,685	0.1

Banks
JPMorgan Chase & Co.	759,004	73,069,315	0.8
Other securities		13,638,734	0.1

		86,708,049	0.9

Beverages
Coca-Cola Co. (The)	802,328	39,610,933	0.4
PepsiCo Inc.	344,839	47,794,685	0.5
Other securities		21,640,143	0.3

		109,045,761	1.2

Biotechnology
AbbVie Inc.	485,235	42,501,734	0.5
Amgen Inc.	179,293	45,569,109	0.5
Other securities		81,704,526	0.8

		169,775,369	1.8

Building Products
Other securities		45,205,204	0.5

Capital Markets
BlackRock Inc.(a)	37,461	21,111,146	0.2
S&P Global Inc.	125,040	45,089,424	0.5
Other securities		137,093,430	1.5

		203,294,000	2.2

Chemicals
Linde PLC	193,534	46,086,252	0.5
Other securities		126,355,698	1.3

		172,441,950	1.8

Commercial Services & Supplies
Other securities		57,844,923	0.6

Communications Equipment
Other securities		25,053,238	0.3

Construction & Engineering
Other securities		4,448,341	0.0

Construction Materials
Other securities		18,856,489	0.2

Consumer Finance
Other securities		36,179,593	0.4

Containers & Packaging
Other securities		17,125,222	0.2

Distributors
Other securities		9,062,188	0.1

Diversified Consumer Services
Other securities		2,795,231	0.0

Security	Shares	Value	% of Net Assets

Electric Utilities
NextEra Energy Inc.	134,646	$37,372,344	0.4%
Other securities		6,611,158	0.1

		43,983,502	0.5

Electrical Equipment
Other securities		43,886,849	0.5

Electronic Equipment, Instruments & Components
Other securities		77,811,475	0.8

Energy Equipment & Services
Other securities		564,003	0.0

Entertainment
Netflix Inc.(b)	228,822	114,417,865	1.2
Walt Disney Co. (The)	571,935	70,965,695	0.8
Other securities		23,341,635	0.2

		208,725,195	2.2

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	230,144	55,632,709	0.6
Other securities		183,608,972	2.0

		239,241,681	2.6

Food & Staples Retailing
Costco Wholesale Corp.	135,160	47,981,800	0.5
Other securities		11,887,675	0.1

		59,869,475	0.6

Food Products
Other securities		26,848,429	0.3

Gas Utilities
Other securities		946,058	0.0

Health Care Equipment & Supplies
Abbott Laboratories	532,815	57,986,256	0.6
Danaher Corp.	209,656	45,145,226	0.5
Intuitive Surgical Inc.(b)	60,719	43,082,559	0.5
Other securities		206,138,344	2.2

		352,352,385	3.8

Health Care Providers & Services
Other securities		15,328,317	0.2

Health Care Technology
Other securities		7,213,313	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	169,873	37,285,425	0.4
Starbucks Corp.	606,536	52,113,573	0.6
Other securities		107,335,023	1.1

		196,734,021	2.1

Household Durables
Other securities		44,959,906	0.5

Household Products
Procter & Gamble Co. (The)	749,211	104,132,837	1.1
Other securities		35,928,972	0.4

		140,061,809	1.5

Industrial Conglomerates
Other securities		52,558,981	0.6

Insurance
Other securities		81,743,535	0.9

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Interactive Media & Services
Alphabet Inc., Class A(b)	155,898	$228,484,109	2.5%
Alphabet Inc., Class C, NVS(b)	152,334	223,870,046	2.4
Facebook Inc., Class A(b)	1,247,461	326,710,036	3.5
Other securities		668,535	0.0

		779,732,726	8.4

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	220,902	695,560,754	7.4
Other securities		63,796,509	0.7

		759,357,263	8.1

IT Services
Accenture PLC, Class A	207,959	46,996,654	0.5
Mastercard Inc., Class A	458,334	154,994,809	1.7
PayPal Holdings Inc.(b)	608,767	119,945,362	1.3
Visa Inc., Class A(c)	874,786	174,930,957	1.9
Other securities		128,863,211	1.3

		625,730,993	6.7

Leisure Products
Other securities		4,046,943	0.0

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	205,251	90,622,422	1.0
Other securities		75,187,710	0.8

		165,810,132	1.8

Machinery
Other securities		153,386,848	1.6

Marine
Other securities		586,967	0.0

Media
Charter Communications Inc., Class A(b)	77,610	48,455,027	0.5
Comcast Corp., Class A	1,324,545	61,273,452	0.7
Other securities		7,429,455	0.1

		117,157,934	1.3

Metals & Mining
Other securities		16,184,932	0.2

Multi-Utilities
Other securities		9,806,041	0.1

Multiline Retail
Other securities		54,591,075	0.6

Oil, Gas & Consumable Fuels
Other securities		45,336,735	0.5

Paper & Forest Products
Other securities		1,209,497	0.0

Personal Products
Other securities		25,733,548	0.3

Pharmaceuticals
Bristol-Myers Squibb Co.	643,198	38,778,407	0.4
Johnson & Johnson	573,737	85,417,964	0.9
Merck & Co. Inc.	721,767	59,870,573	0.7
Zoetis Inc.	246,527	40,768,170	0.4
Other securities		44,385,492	0.5

		269,220,606	2.9

Professional Services
Other securities		32,885,614	0.4

Security	Shares	Value	% of Net Assets

Real Estate Management & Development
Other securities		$9,421,342	0.1%

Road & Rail
Union Pacific Corp.	218,371	42,990,699	0.5
Other securities		56,651,266	0.6

		99,641,965	1.1

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(b)	609,161	49,945,110	0.5
Broadcom Inc.	208,678	76,025,569	0.8
Intel Corp.	1,257,804	65,129,091	0.7
NVIDIA Corp.	320,133	173,262,382	1.9
QUALCOMM Inc.	585,401	68,889,990	0.7
Texas Instruments Inc.	294,650	42,073,074	0.5
Other securities		197,333,972	2.1

		672,659,188	7.2

Software
Adobe Inc.(b)	248,872	122,054,295	1.3
Intuit Inc.	135,841	44,312,693	0.5
Microsoft Corp.	3,926,483	825,857,169	8.9
salesforce.com Inc.(b)	472,157	118,662,497	1.3
ServiceNow Inc.(b)	99,513	48,263,805	0.5
Other securities		168,428,445	1.7

		1,327,578,904	14.2

Specialty Retail
Home Depot Inc. (The)	396,549	110,125,623	1.2
Lowe’s Companies Inc.	258,795	42,923,739	0.5
Other securities		120,761,844	1.2

		273,811,206	2.9

Technology Hardware, Storage & Peripherals
Apple Inc.	8,341,247	965,999,815	10.4
Other securities		8,087,505	0.0

		974,087,320	10.4

Textiles, Apparel & Luxury Goods
Nike Inc., Class B	432,758	54,328,439	0.6
Other securities		13,557,395	0.1

		67,885,834	0.7

Thrifts & Mortgage Finance
Other securities		3,659,993	0.0

Tobacco
Other securities		41,213,902	0.4

Trading Companies & Distributors
Other securities		17,973,257	0.2

Water Utilities
Other securities		9,382,244	0.1

Total Common Stocks (Cost: $6,628,006,673)		9,314,293,541	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(a)(d)(e)	116,659,413	116,764,407	1.3

S C H E D U L E O F I N V E S T M E N T S	54

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(d)	10,716,000	$10,716,000	0.1%

		127,480,407	1.4

Total Short-Term Investments (Cost: $127,290,931)		127,480,407	1.4

Total Investments In Securities (Cost: $6,755,297,604)		9,441,773,948	101.2

Other Assets, Less Liabilities		(113,372,366)	(1.2)

Net Assets		$9,328,401,582	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$281,153,932	$—	$(164,665,438	)(a)	$119,886	$156,027	$116,764,407	116,659,413	$477,217	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,716,000	—	(1,000,000	)(a)	—	—	10,716,000	10,716,000	10,690		—
BlackRock Inc.	14,216,311	6,143,148	(3,975,795)		415,886	4,311,596	21,111,146	37,461	302,793		—

					$535,772	$4,467,623	$148,591,553		$790,700		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	82	12/18/20	$13,743	$89,088

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$89,088

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$4,471,382

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(307,950)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,669,420

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,314,293,541	$—	$—	$9,314,293,541
Money Market Funds	127,480,407	—	—	127,480,407

	$9,441,773,948	$—	$—	$9,441,773,948

Derivative financial instruments(a)
Assets
Futures Contracts	$89,088	$—	$—	$89,088

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	56

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$78,609,503	1.2%

Air Freight & Logistics
FedEx Corp.	137,739	34,644,113	0.5
United Parcel Service Inc., Class B	222,235	37,031,018	0.5
Other securities		16,442,860	0.3

		88,117,991	1.3

Airlines
Other securities		37,464,382	0.6

Auto Components
Other securities		26,267,567	0.4

Automobiles
Other securities		41,298,991	0.6

Banks
Bank of America Corp.	4,356,984	104,959,744	1.6
Citigroup Inc.	1,189,688	51,287,450	0.8
JPMorgan Chase & Co.	905,614	87,183,460	1.3
Wells Fargo & Co.	2,354,407	55,352,109	0.8
Other securities		184,977,468	2.8

		483,760,231	7.3

Beverages
Coca-Cola Co. (The)	1,325,502	65,440,034	1.0
PepsiCo Inc.	411,448	57,026,693	0.9
Other securities		27,373,171	0.4

		149,839,898	2.3

Biotechnology
AbbVie Inc.	474,004	41,518,010	0.6
Amgen Inc.	137,224	34,876,852	0.5
Gilead Sciences Inc.	716,442	45,271,970	0.7
Other securities		46,301,631	0.7

		167,968,463	2.5

Building Products
Other securities		39,459,787	0.6

Capital Markets
BlackRock Inc.(a)	39,707	22,376,880	0.3
Goldman Sachs Group Inc. (The)	196,620	39,514,721	0.6
Morgan Stanley	684,792	33,109,693	0.5
Other securities		112,562,966	1.7

		207,564,260	3.1

Chemicals
Other securities		128,377,431	1.9

Commercial Services & Supplies
Other securities		25,895,359	0.4

Communications Equipment
Cisco Systems Inc.	2,419,200	95,292,288	1.4
Other securities		12,239,276	0.2

		107,531,564	1.6

Construction & Engineering
Other securities		16,635,163	0.3

Consumer Finance
Other securities		39,848,040	0.6

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$46,408,834	0.7%

Distributors
Other securities		9,961,891	0.2

Diversified Consumer Services
Other securities		8,567,786	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,132,739	241,205,443	3.7
Other securities		2,236,698	0.0

		243,442,141	3.7

Diversified Telecommunication Services
AT&T Inc.	4,071,596	116,081,202	1.8
Verizon Communications Inc.	2,364,702	140,676,122	2.1
Other securities		5,721,837	0.1

		262,479,161	4.0

Electric Utilities
Duke Energy Corp.	420,264	37,218,580	0.6
NextEra Energy Inc.	131,512	36,502,471	0.6
Southern Co. (The)	603,529	32,723,342	0.5
Other securities		150,277,359	2.2

		256,721,752	3.9

Electrical Equipment
Other securities		49,815,483	0.8

Electronic Equipment, Instruments & Components
Other securities		34,745,376	0.5

Energy Equipment & Services
Other securities		26,951,017	0.4

Entertainment
Activision Blizzard Inc.	441,084	35,705,750	0.5
Walt Disney Co. (The)	402,735	49,971,359	0.8
Other securities		12,629,544	0.2

		98,306,653	1.5

Equity Real Estate Investment Trusts (REITs)
Other securities		232,942,376	3.5

Food & Staples Retailing
Costco Wholesale Corp.	103,445	36,722,975	0.6
Walmart Inc.	793,486	111,016,626	1.7
Other securities		45,209,643	0.6

		192,949,244	2.9

Food Products
Mondelez International Inc., Class A	816,227	46,892,241	0.7
Other securities		118,682,374	1.8

		165,574,615	2.5

Gas Utilities
Other securities		18,841,521	0.3

Health Care Equipment & Supplies
Abbott Laboratories	424,946	46,246,873	0.7
Becton Dickinson and Co.	165,648	38,542,976	0.6
Medtronic PLC	768,152	79,826,356	1.2
Other securities		109,858,951	1.6

		274,475,156	4.1

Health Care Providers & Services
Anthem Inc.	143,725	38,603,098	0.6
Cigna Corp.	209,839	35,548,825	0.5

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value		% of Net Assets

Health Care Providers & Services (continued)
CVS Health Corp.	747,862	$43,675,141		0.7%
UnitedHealth Group Inc.	543,070	169,312,934		2.5
Other securities		144,429,791		2.2

		431,569,789		6.5

Health Care Technology
Other securities		4,666,753		0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	238,120	52,264,959		0.8
Other securities		35,550,868		0.5

		87,815,827		1.3

Household Durables
Other securities		34,379,309		0.5

Household Products
Procter & Gamble Co. (The)	597,530	83,050,695		1.3
Other securities		56,743,367		0.8

		139,794,062		2.1

Independent Power and Renewable Electricity Producers
Other securities		6,883,502		0.1

Industrial Conglomerates
3M Co.	329,170	52,726,450		0.8
Honeywell International Inc.	216,562	35,648,271		0.5
Other securities		31,163,002		0.5

		119,537,723		1.8

Insurance
Other securities		239,796,481		3.6

Interactive Media & Services
Other securities		21,196,764		0.3

Internet & Direct Marketing Retail
Other securities		8,784,508		0.1

IT Services
Fidelity National Information Services Inc.	354,074	52,123,233		0.8
International Business Machines Corp.	508,922	61,920,540		0.9
Other securities		111,145,867		1.7

		225,189,640		3.4

Leisure Products
Other securities		9,642,508		0.2

Life Sciences Tools & Services
Other securities		35,970,782		0.6

Machinery
Other securities		138,394,072		2.1

Marine
Other securities		596,299		0.0

Media
Comcast Corp., Class A	1,146,223	53,024,276		0.8
Other securities		44,499,827		0.7

		97,524,103		1.5

Metals & Mining
Ferroglobe PLC(b)(c)	5,019	0	(d)	0.0
Other securities		47,849,724		0.7

		47,849,724		0.7

Multi-Utilities
Dominion Energy Inc.	480,094	37,893,819		0.6

Security	Shares	Value		% of Net Assets

Multi-Utilities (continued)
Other securities		$107,555,068		1.6%

		145,448,887		2.2

Multiline Retail
Other securities		32,246,226		0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	1,067,088	76,830,336		1.2
Exxon Mobil Corp.	2,416,235	82,949,348		1.3
PetroCorp Inc. Escrow(b)(c)	190	0	(d)	0.0
Other securities		100,984,468		1.4

		260,764,152		3.9

Paper & Forest Products
Other securities		1,412,561		0.0

Personal Products
Other securities		2,596,790		0.0

Pharmaceuticals
Bristol-Myers Squibb Co.	579,606	34,944,446		0.5
Johnson & Johnson	872,629	129,917,005		2.0
Merck & Co. Inc.	650,402	53,950,846		0.8
Pfizer Inc.	3,175,488	116,540,410		1.8
Other securities		41,404,791		0.6

		376,757,498		5.7

Professional Services
Other securities		26,005,103		0.4

Real Estate Management & Development
Other securities		1,457,667		0.0

Road & Rail
Other securities		66,547,920		1.0

Semiconductors & Semiconductor Equipment
Intel Corp.	1,045,069	54,113,673		0.8
Other securities		56,007,647		0.9

		110,121,320		1.7

Software
Other securities		41,171,366		0.6

Specialty Retail
Home Depot Inc. (The)	178,392	49,541,242		0.8
Other securities		70,099,340		1.0

		119,640,582		1.8

Technology Hardware, Storage & Peripherals
Other securities		34,580,770		0.5

Textiles, Apparel & Luxury Goods
Other securities		49,073,988		0.7

Thrifts & Mortgage Finance
Other securities		1,449,965		0.0

Tobacco
Philip Morris International Inc.	498,353	37,371,492		0.5
Other securities		25,031,378		0.4

		62,402,870		0.9

Trading Companies & Distributors
Other securities		20,283,725		0.3

Water Utilities
Other securities		9,793,122		0.2

S C H E D U L E O F I N V E S T M E N T S	58

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
T-Mobile U.S. Inc.(b)	332,454	$38,019,439	0.6%
Other securities		1,030,003	0.0

		39,049,442	0.6

Total Common Stocks (Cost: $6,926,017,371)		6,611,217,436	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(a)(e)(f)	39,991,013	40,027,005	0.6
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(e)	9,940,000	9,940,000	0.2

		49,967,005	0.8

Total Short-Term Investments (Cost: $49,915,045)		49,967,005	0.8

Total Investments In Securities (Cost: $6,975,932,416)		6,661,184,441	100.5

Other Assets, Less Liabilities		(30,566,379)	(0.5)

Net Assets		$6,630,618,062	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$67,506,392	$—		$(27,574,381	)(a)	$61,966	$33,028	$40,027,005	39,991,013	$285,901	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,543,000	397,000	(a)	—		—	—	9,940,000	9,940,000	9,785		—
BlackRock Inc.	13,419,525	7,309,081		(2,722,231)		95,560	4,274,945	22,376,880	39,707	300,847		—

						$157,526	$4,307,973	$72,343,885		$596,533		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	77	12/18/20	$12,905	$96,640

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

S&P MidCap 400 E-Mini Index	28	12/18/20	$5,197	$21,522

				$118,162

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$118,162

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$5,124,961

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$319,522

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$18,716,842

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$6,611,217,436	$—	$0	(a)	$6,611,217,436
Money Market Funds	49,967,005	—	—		49,967,005

	$6,661,184,441	$—	$0	(a)	$6,661,184,441

Derivative financial instruments(b)
Assets
Futures Contracts	$118,162	$—	$—		$118,162

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	60

Statements of Assets and Liabilities (unaudited) September 30, 2020

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$213,377,364,908	$43,273,880,123	$4,609,110,223	$27,027,746,767
Affiliated(c)	2,148,274,827	2,445,454,111	39,847,610,182	686,865,290
Cash	785,219	77,586	16,483	7,890
Cash pledged:
Futures contracts	25,088,800	5,318,100	5,716,000	3,506,790
OTC swaps	—	—	3,320,000	—
Receivables:
Investments sold	405,166	63,353,284	198,078	292,130
Securities lending income — Affiliated	474,565	788,193	2,028,120	372,006
Variation margin on futures contracts	1,850,622	479,683	—	194,313
Capital shares sold	74,991	—	1,374,525	175,827
Dividends	149,186,726	42,734,300	42,399,068	19,785,501
Unrealized appreciation on:
OTC swaps	—	—	5,097,229	—

Total assets	215,703,505,824	45,832,085,380	44,516,869,908	27,738,946,514

LIABILITIES
Cash received:
OTC swaps	—	—	4,960,000	—
Collateral on securities loaned, at value	1,346,510,096	2,411,553,901	2,854,391,269	593,200,564
Payables:
Investments purchased	—	67,629,165	369,397,541	2,088,253
Variation margin on futures contracts	—	—	115,787	—
Capital shares redeemed	1,225,900	305,569	7,699,651	—
Investment advisory fees	5,263,434	1,800,565	2,082,540	670,955
Unrealized depreciation on:
OTC swaps	—	—	1,914,221	—

Total liabilities	1,352,999,430	2,481,289,200	3,240,561,009	595,959,772

NET ASSETS	$214,350,506,394	$43,350,796,180	$41,276,308,899	$27,142,986,742

NET ASSETS CONSIST OF:
Paid-in capital	$182,098,944,847	$44,649,670,685	$47,435,863,447	$21,776,344,529
Accumulated earnings (loss)	32,251,561,547	(1,298,874,505)	(6,159,554,548)	5,366,642,213

NET ASSETS	$214,350,506,394	$43,350,796,180	$41,276,308,899	$27,142,986,742

Shares outstanding	637,250,000	233,800,000	588,150,000	359,550,000

Net asset value	$336.37	$185.42	$70.18	$75.49

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,325,703,400	$2,376,090,891	$2,760,784,377	$578,636,316
(b) Investments, at cost — Unaffiliated	$182,685,374,426	$42,876,171,944	$4,845,172,039	$21,985,781,519
(c) Investments, at cost — Affiliated	$2,048,524,459	$2,443,173,724	$42,205,772,706	$672,668,312

See notes to financial statements.

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) September 30, 2020

	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$9,293,182,395	$6,588,840,556
Affiliated(c)	148,591,553	72,343,885
Cash	592	5,850
Cash pledged:
Futures contracts	1,093,620	1,447,190
Receivables:
Securities lending income — Affiliated	37,358	17,117
Variation margin on futures contracts	75,034	104,918
Capital shares sold	14,783	60,417
Dividends	3,708,068	8,003,000

Total assets	9,446,703,403	6,670,822,933

LIABILITIES
Collateral on securities loaned, at value	116,667,531	39,986,126
Payables:
Investments purchased	1,326,961	—
Investment advisory fees	307,329	218,745

Total liabilities	118,301,821	40,204,871

NET ASSETS	$9,328,401,582	$6,630,618,062

NET ASSETS CONSIST OF:
Paid-in capital	$6,656,909,066	$7,300,412,094
Accumulated earnings (loss)	2,671,492,516	(669,794,032)

NET ASSETS	$9,328,401,582	$6,630,618,062

Shares outstanding	116,650,000	122,200,000

Net asset value	$79.97	$54.26

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$114,764,821	$39,499,315
(b) Investments, at cost — Unaffiliated	$6,609,300,182	$6,909,030,305
(c) Investments, at cost — Affiliated	$145,997,422	$66,902,111

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	62

Statements of Operations (unaudited) Six Months Ended September 30, 2020

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,769,677,807	$344,341,806	$19,824,270	$217,425,247
Dividends — Affiliated	8,738,133	47,369	240,787,148	999,991
Interest — Unaffiliated	22,310	2,653	—	—
Securities lending income — Affiliated — net	8,233,735	9,128,213	18,452,470	3,602,922
Foreign taxes withheld	—	—	(469,947)	(25,630)

Total investment income	1,786,671,985	353,520,041	278,593,941	222,002,530

EXPENSES
Investment advisory fees	33,749,097	11,473,446	12,586,407	3,793,956
Miscellaneous	264	264	264	264

Total expenses	33,749,361	11,473,710	12,586,671	3,794,220

Net investment income	1,752,922,624	342,046,331	266,007,270	218,208,310

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,476,794,767)	(325,529,329)	(168,513,376)	(108,271,501)
Investments — Affiliated	1,310,665	445,207	(816,709,781)	231,937
In-kind redemptions — Unaffiliated	5,938,308,220	1,345,546,959	131,253,887	773,678,034
In-kind redemptions — Affiliated	14,426,507	—	690,945,608	1,420,927
Futures contracts	125,665,197	4,348,985	16,872,702	13,773,462
Swaps	—	—	(3,151,503)	—

Net realized gain (loss)	4,602,915,822	1,024,811,822	(149,302,463)	680,832,859

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	44,255,562,319	9,037,006,275	1,274,371,813	5,964,442,315
Investments — Affiliated	115,199,727	2,617,051	6,737,093,209	13,645,960
Futures contracts	25,593,788	8,713,010	(1,819,082)	1,340,605
Swaps	—	—	3,183,008	—

Net change in unrealized appreciation (depreciation)	44,396,355,834	9,048,336,336	8,012,828,948	5,979,428,880

Net realized and unrealized gain	48,999,271,656	10,073,148,158	7,863,526,485	6,660,261,739

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,752,194,280	$10,415,194,489	$8,129,533,755	$6,878,470,049

See notes to financial statements.

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued) Six Months Ended September 30, 2020

	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$48,215,316	$85,991,179
Dividends — Affiliated	313,483	310,632
Securities lending income — Affiliated — net	477,217	285,901

Total investment income	49,006,016	86,587,712

EXPENSES
Investment advisory fees	1,757,507	1,232,995
Miscellaneous	264	264

Total expenses	1,757,771	1,233,259

Net investment income	47,248,245	85,354,453

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,504,358)	(47,080,191)
Investments — Affiliated	183,881	5,655
In-kind redemptions — Unaffiliated	338,491,543	33,566,266
In-kind redemptions — Affiliated	351,891	151,871
Futures contracts	4,471,382	5,124,961

Net realized gain (loss)	340,994,339	(8,231,438)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,453,137,811	918,520,290
Investments — Affiliated	4,467,623	4,307,973
Futures contracts	(307,950)	319,522

Net change in unrealized appreciation (depreciation)	2,457,297,484	923,147,785

Net realized and unrealized gain	2,798,291,823	914,916,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,845,540,068	$1,000,270,800

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	64

Statements of Changes in Net Assets

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,752,922,624	$3,667,628,261	$342,046,331	$803,890,168
Net realized gain	4,602,915,822	12,832,314,007	1,024,811,822	681,980,751
Net change in unrealized appreciation (depreciation)	44,396,355,834	(31,314,287,066)	9,048,336,336	(12,349,289,657)

Net increase (decrease) in net assets resulting from operations	50,752,194,280	(14,814,344,798)	10,415,194,489	(10,863,418,738)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,752,055,158)	(4,247,618,450)	(350,101,939)	(881,841,983)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,331,410,932	11,733,753,324	(2,436,752,417)	(738,612,388)

NET ASSETS
Total increase (decrease) in net assets	52,331,550,054	(7,328,209,924)	7,628,340,133	(12,483,873,109)
Beginning of period	162,018,956,340	169,347,166,264	35,722,456,047	48,206,329,156

End of period	$214,350,506,394	$162,018,956,340	$43,350,796,180	$35,722,456,047

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

65	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$266,007,270	$602,877,139	$218,208,310	$422,839,444
Net realized gain (loss)	(149,302,463)	1,084,546,026	680,832,859	722,984,865
Net change in unrealized appreciation (depreciation)	8,012,828,948	(13,174,375,285)	5,979,428,880	(3,310,773,962)

Net increase (decrease) in net assets resulting from operations	8,129,533,755	(11,486,952,120)	6,878,470,049	(2,164,949,653)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(307,654,543)	(682,114,295)	(218,157,982)	(473,339,349)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,591,097,585	968,315,534	(956,358,030)	5,326,635,432

NET ASSETS
Total increase (decrease) in net assets	9,412,976,797	(11,200,750,881)	5,703,954,037	2,688,346,430
Beginning of period	31,863,332,102	43,064,082,983	21,439,032,705	18,750,686,275

End of period	$41,276,308,899	$31,863,332,102	$27,142,986,742	$21,439,032,705

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	66

Statements of Changes in Net Assets (continued)

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,248,245	$100,650,943	$85,354,453	$151,573,125
Net realized gain (loss)	340,994,339	271,070,800	(8,231,438)	566,747,440
Net change in unrealized appreciation (depreciation)	2,457,297,484	(683,906,772)	923,147,785	(1,526,471,890)

Net increase (decrease) in net assets resulting from operations	2,845,540,068	(312,185,029)	1,000,270,800	(808,151,325)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(48,539,272)	(123,268,559)	(81,943,815)	(155,162,272)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(361,928,476)	1,342,992,470	441,908,143	1,025,347,049

NET ASSETS
Total increase in net assets	2,435,072,320	907,538,882	1,360,235,128	62,033,452
Beginning of period	6,893,329,262	5,985,790,380	5,270,382,934	5,208,349,482

End of period	$9,328,401,582	$6,893,329,262	$6,630,618,062	$5,270,382,934

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$258.44		$284.57	$265.21	$237.21	$206.63	$207.87

Net investment income(a)	2.79		5.90	5.38	5.00	4.53	4.28
Net realized and unrealized gain (loss)(b)	77.91		(25.20)	19.43	27.90	30.49	(0.76)

Net increase (decrease) from investment operations	80.70		(19.30)	24.81	32.90	35.02	3.52

Distributions(c)
From net investment income		(2.77)	(6.83)	(5.45)	(4.90)	(4.44)	(4.76)

Total distributions		(2.77)	(6.83)	(5.45)	(4.90)	(4.44)	(4.76)

Net asset value, end of period	$336.37		$258.44	$284.57	$265.21	$237.21	$206.63

Total Return
Based on net asset value	31.30	%(d)	(7.01)%	9.46%	13.95%	17.12%	1.74	%(e)

Ratios to Average Net Assets
Total expenses	0.03	%(f)	0.04%	0.04%	0.04%	0.05%	0.07%

Net investment income	1.78	%(f)	1.96%	1.95%	1.94%	2.05%	2.09%

Supplemental Data
Net assets, end of period (000)	$214,350,506		$162,018,956	$169,347,166	$140,335,431	$101,821,909	$71,101,255

Portfolio turnover rate(g)	2	%(d)	4%	5%	4%	5%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 1.73%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	68

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF

	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$143.87		$189.34	$187.51	$171.29	$144.16	$151.99

Net investment income(a)	1.43		3.12	2.85	2.69	2.35	2.16
Net realized and unrealized gain (loss)(b)	41.60		(45.14)	1.84	15.96	27.42	(7.77)

Net increase (decrease) from investment operations	43.03		(42.02)	4.69	18.65	29.77	(5.61)

Distributions(c)
From net investment income		(1.48)	(3.45)	(2.86)	(2.43)	(2.64)	(2.22)

Total distributions		(1.48)	(3.45)	(2.86)	(2.43)	(2.64)	(2.22)

Net asset value, end of period	$185.42		$143.87	$189.34	$187.51	$171.29	$144.16

Total Return
Based on net asset value	29.96	%(d)	(22.53)%	2.50%	10.95%	20.81%	(3.67)%

Ratios to Average Net Assets
Total expenses	0.05	%(e)	0.07%	0.07%	0.07%	0.09%	0.12%

Net investment income	1.62	%(e)	1.62%	1.50%	1.49%	1.49%	1.50%

Supplemental Data
Net assets, end of period (000)	$43,350,796		$35,722,456	$48,206,329	$44,663,981	$39,234,502	$26,582,939

Portfolio turnover rate(f)	12	%(d)	15%	17%	10%	14%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of period	$56.22		$77.13	$77.05		$69.23	$56.31	$59.02

Net investment income(b)	0.46		1.06	1.09		0.98	0.87	0.81
Net realized and unrealized gain (loss)(c)	14.02		(20.77)	0.11		7.78	12.90	(2.70)

Net increase (decrease) from investment operations	14.48		(19.71)	1.20		8.76	13.77	(1.89)

Distributions(d)
From net investment income		(0.52)	(1.20)	(1.12)		(0.94)	(0.85)	(0.82)

Total distributions		(0.52)	(1.20)	(1.12)		(0.94)	(0.85)	(0.82)

Net asset value, end of period	$70.18		$56.22	$77.13		$77.05	$69.23	$56.31

Total Return
Based on net asset value	25.80	%(e)	(25.89)%	1.53	%(f)	12.71%	24.56%	(3.19)%

Ratios to Average Net Assets
Total expenses	0.06	%(g)	0.07%	0.07%		0.07%	0.09%	0.12%

Net investment income	1.36	%(g)	1.36%	1.35%		1.33%	1.38%	1.44%

Supplemental Data
Net assets, end of period (000)	$41,276,309		$31,863,332	$43,064,083		$36,636,388	$29,968,134	$17,311,033

Portfolio turnover rate(h)	12	%(e)	16%	14%		12%	13%	17%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on January 18, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	70

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Six Months Ended 09/30/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	03/31/20	03/31/19	03/31/18	03/31/17 (a)	03/31/16 (a)

Net asset value, beginning of period	$57.19		$64.40	$60.42	$54.02	$46.65	$47.35

Net investment income(b)	0.60		1.27	1.19	1.09	1.00	0.96
Net realized and unrealized gain (loss)(c)	18.31		(7.09)	4.00	6.37	7.33	(0.73)

Net increase (decrease) from investment operations	18.91		(5.82)	5.19	7.46	8.33	0.23

Distributions(d)
From net investment income		(0.61)	(1.39)	(1.21)	(1.06)	(0.96)	(0.93)

Total distributions		(0.61)	(1.39)	(1.21)	(1.06)	(0.96)	(0.93)

Net asset value, end of period	$75.49		$57.19	$64.40	$60.42	$54.02	$46.65

Total Return
Based on net asset value	33.13	%(e)	(9.28)%	8.68%	13.88%	18.02%	0.51%

Ratios to Average Net Assets
Total expenses	0.03	%(f)	0.03%	0.03%	0.03%	0.03%	0.05%

Net investment income	1.73	%(f)	1.88%	1.90%	1.85%	1.99%	2.08%

Supplemental Data
Net assets, end of period (000)	$27,142,987		$21,439,033	$18,750,686	$12,948,631	$8,035,118	$3,699,212

Portfolio turnover rate(g)	3	%(e)	4%	6%	8%	8%	14%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

71	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF
	Six Months Ended 09/30/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	03/31/20	03/31/19	03/31/18	03/31/17 (a)	03/31/16 (a)

Net asset value, beginning of period	$57.16		$60.31	$54.56	$46.36	$40.53	$40.55

Net investment income(b)	0.39		0.92	0.81	0.76	0.65	0.61
Net realized and unrealized gain (loss)(c)	22.83		(2.97)	5.68	8.16	5.77	(0.08)

Net increase (decrease) from investment operations	23.22		(2.05)	6.49	8.92	6.42	0.53

Distributions(d)
From net investment income		(0.41)	(1.10)	(0.74)	(0.72)	(0.59)	(0.55)

Total distributions		(0.41)	(1.10)	(0.74)	(0.72)	(0.59)	(0.55)

Net asset value, end of period	$79.97		$57.16	$60.31	$54.56	$46.36	$40.53

Total Return
Based on net asset value	40.68	%(e)	(3.54)%	11.95%	19.33%	15.98%	1.31%

Ratios to Average Net Assets
Total expenses	0.04	%(f)	0.04%	0.04%	0.05%	0.06%	0.08%

Total expenses after fees waived	0.04	%(f)	0.04%	0.04%	0.05%	0.06%	0.08%

Net investment income	1.08	%(f)	1.44%	1.41%	1.46%	1.51%	1.52%

Supplemental Data
Net assets, end of period (000)	$9,328,402		$6,893,329	$5,985,790	$3,693,673	$1,657,371	$867,283

Portfolio turnover rate(g)	2	%(e)	35%	31%	24%	43%	14%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	72

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF

	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17(a)	Year Ended 03/31/16(a)

Net asset value, beginning of period	$46.23		$54.82	$53.08	$50.45	$42.89	$44.94

Net investment income(b)	0.73		1.45	1.37	1.28	1.12	1.04
Net realized and unrealized gain (loss)(c)	7.99		(8.57)	1.68	2.51	7.45	(1.97)

Net increase (decrease) from investment operations	8.72		(7.12)	3.05	3.79	8.57	(0.93)

Distributions(d)
From net investment income		(0.69)	(1.47)	(1.31)	(1.16)	(1.01)	(1.12)

Total distributions		(0.69)	(1.47)	(1.31)	(1.16)	(1.01)	(1.12)

Net asset value, end of period	$54.26		$46.23	$54.82	$53.08	$50.45	$42.89

Total Return
Based on net asset value	18.91	%(e)	(13.34)%	5.83%	7.55%	20.18%	(2.05)%

Ratios to Average Net Assets
Total expenses	0.04	%(f)	0.04%	0.04%	0.05%	0.06%	0.08%

Total expenses after fees waived	0.04	%(f)	0.04%	0.04%	0.05%	0.06%	0.08%

Net investment income	2.77	%(f)	2.52%	2.53%	2.42%	2.36%	2.41%

Supplemental Data
Net assets, end of period (000)	$6,630,618		$5,270,383	$5,208,349	$3,434,150	$1,692,709	$720,541

Portfolio turnover rate(g)	3	%(e)	34%	35%	27%	49%	18%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

73	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified
Core S&P U.S. Growth(a)	Diversified
Core S&P U.S. Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using

N O T E S T O F I N A N C I A L S T A T E M E N T S	74

Notes to Financial Statements (unaudited) (continued)

various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

75	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P 500
Barclays Bank PLC	$32,068,358	$32,068,358		$—	$—
Barclays Capital Inc.	8,047,503	8,036,069		—	(11,434	)(b)
BNP Paribas Prime Brokerage International Ltd.	46,963,923	46,963,923		—	—
BNP Paribas Securities Corp.	16,481,104	16,481,104		—	—
BofA Securities, Inc.	531,462,133	531,462,133		—	—
Citigroup Global Markets Inc.	37,605,599	37,605,599		—	—
Credit Suisse Securities (USA) LLC	17,782,779	17,782,779		—	—
Deutsche Bank Securities Inc.	18,345	18,345		—	—
Goldman Sachs & Co.	99,751,591	99,751,591		—	—
HSBC Bank PLC	26,843,557	26,843,557		—	—
ING Financial Markets LLC	1,361,177	1,361,177		—	—
JPMorgan Securities LLC	241,393,926	241,393,926		—	—
Morgan Stanley & Co. LLC	86,802,432	86,802,432		—	—
National Financial Services LLC	4,677,651	4,677,651		—	—
Nomura Securities International Inc.	854,830	854,830		—	—
RBC Capital Markets LLC	901,500	901,500		—	—
SG Americas Securities LLC	59,866,512	59,866,512		—	—
State Street Bank & Trust Company	10,756,714	10,756,714		—	—
TD Prime Services LLC	549,147	549,147		—	—
UBS AG	30,098,988	30,098,988		—	—
UBS Securities LLC	12,824,564	12,824,564		—	—
Virtu Americas LLC	5,780,014	5,780,014		—	—
Wells Fargo Bank, National Association	16,722,970	16,722,970		—	—
Wells Fargo Securities LLC	36,088,083	36,088,083		—	—

	$1,325,703,400	$1,325,691,966		$—	$(11,434)

N O T E S T O F I N A N C I A L S T A T E M E N T S	76

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Mid-Cap
Barclays Bank PLC	$182,558,715	$182,558,715		$—	$—
Barclays Capital Inc.	12,471,742	12,471,742		—	—
BNP Paribas Prime Brokerage International Ltd.	154,267,601	154,267,601		—	—
BNP Paribas Securities Corp.	30,730,760	30,722,859		—	(7,901	)(b)
BofA Securities, Inc.	51,569,115	51,569,115		—	—
Citigroup Global Markets Inc.	188,504,757	188,504,757		—	—
Credit Suisse Securities (USA) LLC	12,881,523	12,881,523		—	—
Deutsche Bank Securities Inc.	1,792,229	1,792,229		—	—
Goldman Sachs & Co.	249,993,739	249,993,739		—	—
HSBC Bank PLC	34,269,866	34,269,866		—	—
Jefferies LLC	1,596,945	1,584,042		—	(12,903	)(b)
JPMorgan Securities LLC	640,236,733	640,236,733		—	—
Morgan Stanley & Co. LLC	431,594,757	431,594,757		—	—
National Financial Services LLC	82,735,156	82,735,156		—	—
Nomura Securities International Inc.	12,658,779	12,658,779		—	—
RBC Capital Markets LLC	469,953	469,953		—	—
SG Americas Securities LLC	11,972,699	11,972,699		—	—
State Street Bank & Trust Company	18,073,070	18,073,070		—	—
TD Prime Services LLC	25,347,738	25,347,738		—	—
UBS AG	115,516,960	115,516,960		—	—
UBS Securities LLC	38,310,299	38,310,299		—	—
Virtu Americas LLC	7,500,261	7,500,261		—	—
Wells Fargo Bank, National Association	53,796,567	53,796,567		—	—
Wells Fargo Securities LLC	17,240,927	17,240,927		—	—

	$2,376,090,891	$2,376,070,087		$—	$(20,804)

Core S&P Small-Cap
Barclays Bank PLC	$106,461,397	$106,461,397		$—	$—
Barclays Capital Inc.	94,058,772	94,058,772		—	—
BNP Paribas Prime Brokerage International Ltd.	274,166,081	274,166,081		—	—
BNP Paribas Securities Corp.	12,883,705	12,883,705		—	—
BofA Securities, Inc.	108,439,704	108,439,704		—	—
Citadel Clearing LLC	2,033,668	2,033,668		—	—
Citigroup Global Markets Inc.	220,768,797	220,768,797		—	—
Credit Suisse Securities (USA) LLC	53,687,445	53,687,445		—	—
Deutsche Bank Securities Inc.	7,026,599	7,026,599		—	—
Goldman Sachs & Co.	336,321,679	336,321,679		—	—
HSBC Bank PLC	13,243,849	13,243,849		—	—
Jefferies LLC	8,679,360	8,679,360		—	—
JPMorgan Securities LLC	602,957,117	602,957,117		—	—
Morgan Stanley & Co. LLC	443,685,967	443,685,967		—	—
National Financial Services LLC	187,119,376	187,119,376		—	—
Natixis Securities Americas LLC	815,932	815,932		—	—
Nomura Securities International Inc.	423,554	423,554		—	—
RBC Capital Markets LLC	6,635,890	6,635,890		—	—
Scotia Capital (USA) Inc.	2,809,721	2,809,721		—	—
SG Americas Securities LLC	19,645,270	19,645,270		—	—
State Street Bank & Trust Company	21,631,402	21,631,402		—	—
TD Prime Services LLC	17,733,045	17,733,045		—	—
UBS AG	81,250,431	81,250,431		—	—
UBS Securities LLC	53,216,242	53,216,242		—	—
Virtu Americas LLC	2,465,259	2,465,259		—	—
Wells Fargo Securities LLC	82,624,115	82,624,115		—	—

	$2,760,784,377	$2,760,784,377		$—	$—

77	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Total U.S. Stock Market
Barclays Bank PLC	$42,882,632	$42,882,632		$—	$—
Barclays Capital Inc.	8,965,321	8,965,321		—	—
BNP Paribas Prime Brokerage International Ltd.	60,724,070	60,724,070		—	—
BNP Paribas Securities Corp.	7,261,733	7,261,733		—	—
BofA Securities, Inc.	45,372,397	45,372,397		—	—
Citadel Clearing LLC	1,020,616	998,721		—	(21,895	)(b)
Citigroup Global Markets Inc.	46,428,343	46,428,343		—	—
Credit Suisse Securities (USA) LLC	8,026,401	8,026,401		—	—
Deutsche Bank Securities Inc.	672,377	672,377		—	—
Goldman Sachs & Co.	47,589,308	47,589,308		—	—
HSBC Bank PLC	10,921,884	10,921,884		—	—
Jefferies LLC	3,488,115	3,488,115		—	—
JPMorgan Securities LLC	88,878,450	88,878,450		—	—
Mizuho Securities USA Inc.	157,141	157,141		—	—
Morgan Stanley & Co. LLC	76,570,720	76,570,720		—	—
National Financial Services LLC	8,706,218	8,706,218		—	—
Natixis Securities Americas LLC	199,264	199,264		—	—
Nomura Securities International Inc.	127,496	127,496		—	—
RBC Capital Markets LLC	234,031	234,031		—	—
Scotia Capital (USA) Inc.	1,382,680	1,382,680		—	—
SG Americas Securities LLC	24,849,396	24,849,396		—	—
State Street Bank & Trust Company	13,685,021	13,685,021		—	—
TD Prime Services LLC	9,178,845	9,178,845		—	—
UBS AG	26,236,931	26,236,931		—	—
UBS Securities LLC	20,793,880	20,793,880		—	—
Virtu Americas LLC	2,816,276	2,816,276		—	—
Wells Fargo Bank, National Association	13,421,776	13,421,776		—	—
Wells Fargo Securities LLC	8,044,994	8,044,994		—	—

	$578,636,316	$578,614,421		$—	$(21,895)

Core S&P U.S. Growth
Barclays Bank PLC	$179,531	$179,531		$—	$—
BNP Paribas Prime Brokerage International Ltd.	2,436,240	2,435,622		—	(618	)(b)
BofA Securities, Inc.	90,310,251	90,310,251		—	—
Citigroup Global Markets Inc.	2,718,181	2,706,332		—	(11,849	)(b)
Goldman Sachs & Co.	934,300	934,300		—	—
JPMorgan Securities LLC	9,224,094	9,224,094		—	—
Morgan Stanley & Co. LLC	5,338	5,338		—	—
National Financial Services LLC	1,376,025	1,376,025		—	—
RBC Capital Markets LLC	742,680	742,680		—	—
State Street Bank & Trust Company	672,371	672,371		—	—
TD Prime Services LLC	5,357	5,357		—	—
UBS AG	184,022	181,296		—	(2,726	)(b)
UBS Securities LLC	32,837	32,837		—	—
Virtu Americas LLC	113,025	110,718		—	(2,307	)(b)
Wells Fargo Bank, National Association	4,473,201	4,473,201		—	—
Wells Fargo Securities LLC	1,357,368	1,357,368		—	—

	$114,764,821	$114,747,321		$—	$(17,500)

N O T E S T O F I N A N C I A L S T A T E M E N T S	78

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P U.S. Value
Barclays Capital Inc.	$543	$543		$—	$—
BNP Paribas Prime Brokerage International Ltd.	3,985,792	3,985,792		—	—
BofA Securities, Inc.	1,501,225	1,501,225		—	—
Citigroup Global Markets Inc.	5,408,998	5,276,254		—	(132,744	)(b)
Deutsche Bank Securities Inc.	5,602	5,602		—	—
Goldman Sachs & Co.	13,029,581	13,029,581		—	—
HSBC Bank PLC	4,096	4,096		—	—
Jefferies LLC	348,024	348,024		—	—
JPMorgan Securities LLC	4,557,063	4,557,063		—	—
Morgan Stanley & Co. LLC	3,697,543	3,697,543		—	—
National Financial Services LLC	30,180	30,180		—	—
RBC Capital Markets LLC	804,570	804,570		—	—
SG Americas Securities LLC	2,967,368	2,967,368		—	—
State Street Bank & Trust Company	23,900	23,900		—	—
UBS AG	1,499,405	1,499,405		—	—
UBS Securities LLC	291,175	291,175		—	—
Wells Fargo Securities LLC	1,344,250	1,340,083		—	(4,167	)(b)

	$39,499,315	$39,362,404		$—	$(136,911)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Total return swaps are entered into by the iShares Core S&P Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

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Notes to Financial Statements (unaudited) (continued)

Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.03%
Core S&P Mid-Cap	0.05
Core S&P Small-Cap	0.06
Core S&P Total U.S. Stock Market	0.03
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

Prior to June 25, 2020, for its investment advisory services to each of the following Funds, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.04%
Core S&P Mid-Cap	0.06
Core S&P Small-Cap	0.07

N O T E S T O F I N A N C I A L S T A T E M E N T S	80

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core S&P 500	$3,200,570
Core S&P Mid-Cap	3,600,309
Core S&P Small-Cap	6,738,824
Core S&P Total U.S. Stock Market	1,338,399
Core S&P U.S. Growth	190,783
Core S&P U.S. Value	107,437

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core S&P 500	$1,949,296,075	$489,685,340	$ (482,779,893)
Core S&P Mid-Cap	667,122,136	1,279,631,941	285,516,293
Core S&P Total U.S. Stock Market	90,988,979	137,991,744	(31,981,204)
Core S&P U.S. Growth	35,454,013	19,664,113	(1,282,418)
Core S&P U.S. Value	21,833,086	21,785,453	(12,305,986)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales
Core S&P 500	$4,626,937,423	$4,223,699,099
Core S&P Mid-Cap	5,087,866,876	5,047,926,727
Core S&P Small-Cap	4,939,354,744	4,497,836,264
Core S&P Total U.S. Stock Market	895,124,884	876,254,856
Core S&P U.S. Growth	157,877,256	152,921,735
Core S&P U.S. Value	202,017,701	190,204,035

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$21,133,186,218	$17,798,487,760
Core S&P Mid-Cap	2,807,379,970	5,190,118,957
Core S&P Small-Cap	3,653,500,468	2,260,888,671
Core S&P Total U.S. Stock Market	1,118,120,757	2,060,298,230
Core S&P U.S. Growth	401,241,133	762,362,658
Core S&P U.S. Value	612,107,148	172,814,756

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core S&P 500	$634,578,764
Core S&P Mid-Cap	1,516,049,353
Core S&P Small-Cap	1,203,230,804
Core S&P Total U.S. Stock Market	170,767,501
Core S&P U.S. Growth	236,982,442
Core S&P U.S. Value	116,887,568

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$186,016,005,467	$49,585,013,874	$(20,072,549,400)	$ 29,512,464,474
Core S&P Mid-Cap	45,743,298,524	7,495,875,506	(7,519,169,259)	(23,293,753)
Core S&P Small-Cap	47,841,903,166	6,342,240,825	(9,723,682,748)	(3,381,441,923)
Core S&P Total U.S. Stock Market	22,748,955,095	7,261,374,074	(2,295,347,214)	4,966,026,860
Core S&P U.S. Growth	6,823,248,720	2,881,895,872	(263,281,556)	2,618,614,316
Core S&P U.S. Value	7,015,411,971	590,162,825	(944,272,193)	(354,109,368)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

N O T E S T O F I N A N C I A L S T A T E M E N T S	82

Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

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Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20

iShares ETF	Shares	Amount	Shares	Amount

Core S&P 500
Shares sold	68,400,000	$21,221,351,759	190,300,000	$58,035,374,955
Shares redeemed	(58,050,000)	(17,889,940,827)	(158,500,000)	(46,301,621,631)

Net increase	10,350,000	$3,331,410,932	31,800,000	$11,733,753,324

Core S&P Mid-Cap
Shares sold	16,600,000	$2,828,528,296	38,600,000	$7,474,531,928
Shares redeemed	(31,100,000)	(5,265,280,713)	(44,900,000)	(8,213,144,316)

Net decrease	(14,500,000)	$(2,436,752,417)	(6,300,000)	$(738,612,388)

Core S&P Small-Cap
Shares sold	58,150,000	$4,047,274,642	126,600,000	$9,917,239,091
Shares redeemed	(36,750,000)	(2,456,177,057)	(118,150,000)	(8,948,923,557)

Net increase	21,400,000	$1,591,097,585	8,450,000	$968,315,534

Core S&P Total U.S. Stock Market
Shares sold	16,150,000	$1,124,413,548	110,900,000	$7,197,214,337
Shares redeemed	(31,500,000)	(2,080,771,578)	(27,150,000)	(1,870,578,905)

Net increase (decrease)	(15,350,000)	$(956,358,030)	83,750,000	$5,326,635,432

Core S&P U.S. Growth
Shares sold	6,000,000	$402,530,372	38,100,000	$2,456,755,648
Shares redeemed	(9,950,000)	(764,458,848)	(16,750,000)	(1,113,763,178)

Net increase (decrease)	(3,950,000)	$(361,928,476)	21,350,000	$1,342,992,470

Core S&P U.S. Value
Shares sold	11,550,000	$615,620,283	53,700,000	$3,167,315,935
Shares redeemed	(3,350,000)	(173,712,140)	(34,700,000)	(2,141,968,886)

Net increase	8,200,000	$441,908,143	19,000,000	$1,025,347,049

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders,

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Notes to Financial Statements (unaudited) (continued)

including the Impacted Funds, proceeds received in connection with the LBO. The iShares Core S&P 500 ETF, iShares Core S&P Total U.S. Stock Market ETF and iShares Core S&P U.S. Value ETF received proceeds of $3,938,764, $41,582 and $255,306, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, during the June 8-10, 2020 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess

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Board Review and Approval of Investment Advisory Contract  (continued)

BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500(a)	$2.694147	$—	$0.072531	$2.766678	97%	—%	3%	100%
Core S&P Mid-Cap(a)	1.282053	—	0.200376	1.482429	86	—	14	100
Core S&P Small-Cap(a)	0.434532	—	0.089366	0.523898	83	—	17	100
Core S&P Total U.S. Stock Market(a)	0.597023	—	0.010900	0.607923	98	—	2	100
Core S&P U.S. Growth(a)	0.400165	—	0.006016	0.406181	99	—	1	100
Core S&P U.S. Value(a)	0.683748	—	0.007398	0.691146	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	90

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	92

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-302-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Global 100 ETF | IOO | NYSE Arca
•	iShares Global Clean Energy ETF | ICLN | NASDAQ
•	iShares Global Infrastructure ETF | IGF | NASDAQ
•	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® Global 100 ETF

Investment Objective

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	27.01%	15.71%	12.84%	9.61%	15.71%	82.98%	150.26%
Fund Market	27.24	15.91	12.86	9.63	15.91	83.07	150.81
Index	26.98	15.70	12.70	9.48	15.70	81.78	147.43

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,270.10	$2.28		$1,000.00	$1,023.10	$2.03		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	29.6%
Consumer Discretionary	15.5
Health Care	14.4
Consumer Staples	12.5
Financials	8.3
Communication Services	7.2
Industrials	5.3
Energy	3.7
Materials	1.9
Other (each representing less than 1%)	1.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	72.6%
Switzerland	6.7
United Kingdom	5.7
France	4.3
Germany	3.6
Japan	3.1
South Korea	1.8
Netherlands	1.1
Spain	0.6
Australia	0.5

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Global Clean Energy ETF

Investment Objective

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	92.52%	71.43%	18.03%	3.34%	71.43%	129.02%	38.86%
Fund Market	93.03	71.57	17.90	3.39	71.57	127.84	39.58
Index	93.09	72.08	17.66	2.39	72.08	125.51	26.58

Certain sectors and markets performed exceptionally well based on market conditions during the six months and one year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,925.20	$3.23		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Renewable Electricity	28.2%
Semiconductor Equipment	20.0
Electrical Components & Equipment	16.1
Semiconductors	11.2
Electric Utilities	11.2
Heavy Electrical Equipment	10.3
Oil & Gas Refining & Marketing	3.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	40.3%
China	10.6
Canada	9.4
Spain	6.4
New Zealand	6.4
Brazil	4.7
Denmark	4.7
Norway	3.5
Austria	3.2
United Kingdom	2.8

(a)	Excludes money market funds.

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	iShares® Global Infrastructure ETF

Investment Objective

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry,as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.30%	(14.47)%	3.73%	4.76%	(14.47)%	20.07%	59.22%
Fund Market	14.37	(14.65)	3.62	4.75	(14.65)	19.45	58.99
Index	15.18	(14.59)	3.51	4.59	(14.59)	18.81	56.65

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,153.00	$2.37		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	24.6%
Airport Services	20.2
Oil & Gas Storage & Transportation	18.9
Highways & Railtracks	16.7
Multi-Utilities	13.7
Marine Ports & Services	3.5
Water Utilities	1.6
Other (each representing less than 1%)	0.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	34.8%
Australia	11.3
Canada	10.9
Spain	8.1
Italy	7.9
China	5.5
France	5.4
Mexico	3.4
Germany	3.1
United Kingdom	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® Global Timber & Forestry ETF

Investment Objective

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	35.47%	11.68%	9.77%	6.62%	11.68%	59.41%	89.76%
Fund Market	36.00	11.20	9.71	6.59	11.20	58.93	89.33
Index	35.45	11.54	9.57	6.20	11.54	57.96	82.41

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,354.70	$2.60		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Paper Products	32.8%
Specialized REITs	25.4
Paper Packaging	20.0
Forest Products	18.1
Homebuilding	3.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	35.3%
Sweden	16.3
Japan	11.5
Canada	10.0
Finland	9.9
Brazil	7.3
United Kingdom	4.3
Ireland	4.2
South Africa	1.2

(a)	Excludes money market funds.

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	8

Schedule of Investments (unaudited) September 30, 2020	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group Ltd.	499,074	$12,734,518

France — 4.3%
AXA SA	354,945	6,566,388
Cie. de Saint-Gobain(a)	92,553	3,908,249
Engie SA(a)	313,526	4,198,636
L’Oreal SA	41,522	13,516,565
LVMH Moet Hennessy Louis Vuitton SE	45,643	21,377,201
Orange SA	323,022	3,365,187
Sanofi	195,244	19,536,557
Schneider Electric SE	92,866	11,548,777
Societe Generale SA(a)	134,980	1,791,463
TOTAL SE	428,799	14,682,676
Vivendi SA	146,985	4,102,217

		104,593,916

Germany — 3.5%
Allianz SE, Registered	71,174	13,656,090
BASF SE	155,591	9,483,952
Bayer AG, Registered	166,457	10,405,893
Daimler AG, Registered	145,968	7,879,786
Deutsche Bank AG, Registered(a)	350,163	2,952,349
Deutsche Telekom AG, Registered	548,582	9,192,685
E.ON SE	371,398	4,106,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,772	6,037,995
RWE AG	114,804	4,305,306
Siemens AG, Registered	137,552	17,401,089

		85,421,228

Japan — 3.1%
Bridgestone Corp.	105,100	3,303,484
Canon Inc.	183,950	3,044,335
Honda Motor Co. Ltd.	292,500	6,855,859
Mitsubishi UFJ Financial Group Inc.	2,186,500	8,621,270
Nissan Motor Co. Ltd.(a)	407,100	1,434,282
Panasonic Corp.	394,500	3,322,577
Seven & i Holdings Co. Ltd.	137,620	4,238,274
Sony Corp.	214,900	16,356,266
Toyota Motor Corp.	433,000	28,442,680

		75,619,027

Netherlands — 1.1%
ING Groep NV(a)	660,116	4,688,635
Koninklijke Philips NV(a)	155,120	7,312,442
Unilever NV	247,484	14,945,930

		26,947,007

South Korea — 1.8%
Samsung Electronics Co. Ltd., GDR(b)	34,587	43,821,729
Samsung Electronics Co. Ltd., New, GDR(b)	35	44,345

		43,866,074

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	1,129,533	3,141,827
Banco Santander SA(a)	2,815,539	5,281,308
Repsol SA	257,847	1,730,129
Telefonica SA	861,051	2,965,524

		13,118,788

Switzerland — 6.7%
ABB Ltd., Registered	326,857	8,342,636
Credit Suisse Group AG, Registered	411,278	4,138,072

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	490,224	$58,341,325
Novartis AG, Registered	419,680	36,502,453
Roche Holding AG, Bearer	4,685	1,612,405
Roche Holding AG, NVS	119,329	40,932,283
Siemens Energy AG(a)	68,458	1,846,378
Swiss Re AG	49,349	3,667,537
UBS Group AG, Registered	649,822	7,285,079

		162,668,168

United Kingdom — 5.7%
Anglo American PLC	232,608	5,640,823
AstraZeneca PLC	223,148	24,397,234
Aviva PLC	666,828	2,462,949
Barclays PLC(a)	2,759,917	3,482,744
BP PLC	3,427,712	9,979,389
Diageo PLC	396,641	13,588,601
GlaxoSmithKline PLC	845,762	15,876,181
HSBC Holdings PLC	3,519,498	13,718,269
National Grid PLC	635,849	7,314,382
Prudential PLC	438,101	6,281,119
Rio Tinto PLC	183,676	11,054,777
Royal Dutch Shell PLC, Class A	695,348	8,664,938
Royal Dutch Shell PLC, Class B	628,095	7,634,434
Standard Chartered PLC(a)	450,214	2,072,632
Vodafone Group PLC	4,540,032	6,026,651

		138,195,123

United States — 72.3%
3M Co.	98,063	15,707,731
Abbott Laboratories	300,688	32,723,875
Alphabet Inc., Class A(a)	51,121	74,922,938
Alphabet Inc., Class C, NVS(a)	49,947	73,402,111
Amazon.com Inc.(a)	72,430	228,062,514
American Tower Corp.	75,121	18,158,999
Aon PLC, Class A	39,161	8,078,914
Apple Inc.	2,735,355	316,781,463
Bristol-Myers Squibb Co.	383,865	23,143,221
Caterpillar Inc.	91,758	13,685,706
Chevron Corp.	316,436	22,783,392
Citigroup Inc.	353,338	15,232,401
Coca-Cola Co. (The)	656,963	32,434,263
Colgate-Palmolive Co.	145,118	11,195,854
DuPont de Nemours Inc.	124,789	6,923,294
Emerson Electric Co.	101,321	6,643,618
Exxon Mobil Corp.	718,746	24,674,550
Ford Motor Co.	661,791	4,407,528
General Electric Co.	1,482,039	9,233,103
Goldman Sachs Group Inc. (The)	58,492	11,755,137
Honeywell International Inc.	119,006	19,589,578
HP Inc.	242,601	4,606,993
Intel Corp.	723,593	37,467,646
International Business Machines Corp.	151,518	18,435,195
Johnson & Johnson	447,448	66,616,058
Johnson Controls International PLC	126,198	5,155,188
JPMorgan Chase & Co.	518,514	49,917,343
Kimberly-Clark Corp.	57,708	8,521,163
Marsh & McLennan Companies Inc.	86,403	9,910,424
McDonald’s Corp.	126,040	27,664,520
Merck & Co. Inc.	430,478	35,708,150
Microsoft Corp.	1,287,963	270,897,258
Morgan Stanley	202,674	9,799,288

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Nike Inc., Class B	211,077	$26,498,607
PepsiCo Inc.	235,838	32,687,147
Pfizer Inc.	943,888	34,640,690
Philip Morris International Inc.	265,083	19,878,574
Procter & Gamble Co. (The)	423,572	58,872,272
Raytheon Technologies Corp.	259,880	14,953,495
Texas Instruments Inc.	155,572	22,214,126
Walmart Inc.	237,850	33,277,593

		1,757,261,920

Total Common Stocks — 99.6% (Cost: $1,862,949,334)		2,420,425,769

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	5,366,000	5,366,000

Total Short-Term Investments — 0.2% (Cost: $5,366,000)		5,366,000

Total Investments in Securities — 99.8% (Cost: $1,868,315,334)		2,425,791,769

Other Assets, Less Liabilities — 0.2%		4,704,988

Net Assets — 100.0%		$2,430,496,757

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$16,114,869	$—		$(16,134,139	)(b)	$21,465	$(2,195)	$—	—	$48,498	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,906,000	460,000	(b)	—		—	—	5,366,000	5,366,000	3,741		—

						$21,465	$(2,195)	$5,366,000		$52,239		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	37	12/18/20	$1,386	$(48,560)
FTSE 100 Index	11	12/18/20	831	(23,958)

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global 100 ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	49	12/18/20	$8,212	$(45,479)

				$(117,997)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$117,997

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,517,380

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$100,827

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,052,124

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,420,425,769	$—	$—	$2,420,425,769
Money Market Funds	5,366,000	—	—	5,366,000

	$2,425,791,769	$—	$—	$2,425,791,769

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(117,997)	$—	$—	$(117,997)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Clean Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 3.2%
Verbund AG	899,660	$49,246,782

Canada — 9.4%
Boralex Inc., Class A	1,863,048	53,684,235
Canadian Solar Inc.(a)(b)	1,146,525	40,243,028
Innergex Renewable Energy Inc.	2,842,986	51,208,866

		145,136,129

China — 10.6%
GCL-Poly Energy Holdings Ltd.(a)(b)	336,814,000	14,124,458
JinkoSolar Holding Co. Ltd., ADR(a)(b)	794,755	31,599,459
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	19,183,232	16,732,729
Xinyi Solar Holdings Ltd.	63,678,000	100,898,818

		163,355,464

Denmark — 4.7%
Vestas Wind Systems A/S	443,591	71,978,060

France — 2.7%
Neoen SA(a)(b)(c)	782,747	42,176,984

Germany — 2.7%
Encavis AG(b)	2,133,702	41,884,932

Israel — 1.1%
Energix-Renewable Energies Ltd.(a)	4,255,815	16,984,438

Italy — 1.2%
Falck Renewables SpA	2,903,448	18,334,470

New Zealand — 6.3%
Contact Energy Ltd.	11,333,734	49,819,138
Meridian Energy Ltd.	14,667,229	47,990,450

		97,809,588

Norway — 3.5%
Scatec Solar ASA(c)	2,312,181	53,377,412

Singapore — 0.3%
Maxeon Solar Technologies Ltd.(a)(b)	275,335	4,669,682

Spain — 6.4%
Siemens Gamesa Renewable Energy SA	2,564,701	69,443,127
Solaria Energia y Medio Ambiente SA(a)	1,528,098	28,939,587

		98,382,714

United Kingdom — 2.8%
Atlantica Sustainable Infrastructure PLC	1,483,287	42,436,841

United States — 40.1%
Enphase Energy Inc.(a)(b)	1,091,182	90,120,721
First Solar Inc.(a)(b)	1,024,083	67,794,295

Security	Shares	Value

United States (continued)
Ormat Technologies Inc.(b)	613,199	$36,246,193
Plug Power Inc.(a)(b)	7,350,961	98,576,387
Renewable Energy Group Inc.(a)(b)	871,574	46,559,483
SolarEdge Technologies Inc.(a)(b)	430,577	102,628,028
SunPower Corp.(a)(b)	2,181,527	27,290,903
Sunrun Inc.(a)(b)	1,937,562	149,327,903

		618,543,913

Total Common Stocks — 95.0% (Cost: $938,339,590)		1,464,317,409

Preferred Stocks

Brazil — 4.7%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS(b)	24,203,249	44,776,011
Cia. Paranaense de Energia, Class B, Preference Shares, ADR	2,518,191	27,750,465

		72,526,476

Total Preferred Stocks — 4.7% (Cost: $88,011,551)		72,526,476

Short-Term Investments

Money Market Funds — 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(e)(f)	256,057,225	256,287,676
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	1,430,000	1,430,000

		257,717,676

Total Short-Term Investments — 16.7% (Cost: $257,655,420)		257,717,676

Total Investments in Securities — 116.4% (Cost: $1,284,006,561)		1,794,561,561

Other Assets, Less Liabilities — (16.4)%		(252,644,111)

Net Assets — 100.0%		$1,541,917,450

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Clean Energy ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$73,134,052	$183,077,353	(a)	$—	$5,232	$71,039	$256,287,676	256,057,225	$464,908	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	460,000	970,000	(a)	—	—	—	1,430,000	1,430,000	495		—

					$5,232	$71,039	$257,717,676		$465,403		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	5	10/29/20	$756	$5,183
S&P 500 E-Mini Index	23	12/18/20	3,855	1,976

				$7,159

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$7,159

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$512,350

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(151,371)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts: Average notional value of contracts — long	$3,818,736

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Clean Energy ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,464,317,409	$—	$—	$1,464,317,409
Preferred Stocks	72,526,476	—	—	72,526,476
Money Market Funds	257,717,676	—	—	257,717,676

	$1,794,561,561	$—	$—	$1,794,561,561

Derivative financial instruments(a)
Assets
Futures Contracts	$7,159	$—	$—	$7,159

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.3%
Atlas Arteria Ltd.	14,041,507	$61,089,981
Qube Holdings Ltd.	27,540,576	49,546,653
Sydney Airport	19,360,916	81,318,825
Transurban Group	15,375,314	155,495,773

		347,451,232

Belgium — 0.0%
Euronav NV	90,567	802,367

Brazil — 0.5%
Centrais Eletricas Brasileiras SA, ADR	504,982	2,787,500
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	484,919	4,024,828
Ultrapar Participacoes SA, ADR	2,315,128	7,917,738

		14,730,066

Canada — 10.8%
Enbridge Inc.	5,066,615	147,551,056
Gibson Energy Inc.	427,347	6,904,098
Inter Pipeline Ltd.	1,273,147	12,457,444
Keyera Corp.	655,597	9,865,244
Pembina Pipeline Corp.	1,630,924	34,504,894
TC Energy Corp.	2,787,882	116,670,488
Westshore Terminals Investment Corp.(a)	598,317	6,812,953

		334,766,177

Chile — 0.2%
Enel Americas SA, ADR(a)	787,873	5,089,660

China — 5.5%
Beijing Capital International Airport Co. Ltd., Class H	27,516,000	16,509,600
Beijing Enterprises Water Group Ltd.	7,152,000	2,768,516
CGN Power Co. Ltd., Class H(b)	14,415,000	2,957,400
China Gas Holdings Ltd.(a)	2,848,000	8,084,645
China Merchants Port Holdings Co. Ltd.	19,544,000	19,871,835
China Resources Gas Group Ltd.	1,198,000	5,348,490
China Resources Power Holdings Co. Ltd.	2,528,000	2,788,955
COSCO SHIPPING Ports Ltd.	24,242,000	13,825,760
Guangdong Investment Ltd.	4,022,000	6,362,545
Hainan Meilan International Airport Co. Ltd., Class H(c)	1,960,000	11,001,290
Jiangsu Expressway Co. Ltd., Class H	17,936,000	18,051,716
Kunlun Energy Co. Ltd.	5,654,000	3,706,106
Shenzhen Expressway Co. Ltd., Class H	10,214,000	8,869,706
Shenzhen International Holdings Ltd.	16,384,500	25,961,505
Yuexiu Transport Infrastructure Ltd.	13,718,000	7,965,290
Zhejiang Expressway Co. Ltd., Class H	20,964,000	15,121,130

		169,194,489

Denmark — 1.1%
Orsted A/S(b)	251,350	34,662,958

France — 5.3%
Aeroports de Paris	391,214	39,154,935
Engie SA(c)	2,487,659	33,313,905
Gaztransport Et Technigaz SA	64,803	6,197,088
Getlink SE(c)	6,361,584	86,535,011

		165,200,939

Germany — 3.1%
E.ON SE	3,133,617	34,644,483
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	541,274	21,441,018
Hamburger Hafen und Logistik AG	287,175	5,037,868

Security	Shares	Value

Germany (continued)
RWE AG	946,251	$35,485,703

		96,609,072

Italy — 7.9%
ASTM SpA(c)	905,237	18,969,481
Atlantia SpA(c)	7,369,010	116,052,301
Enav SpA(b)	3,721,878	14,132,128
Enel SpA	10,801,463	93,958,918

		243,112,828

Mexico — 3.4%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(c)	630,319	23,170,527
Grupo Aeroportuario del Pacifico SAB de CV, ADR	579,491	46,730,154
Grupo Aeroportuario del Sureste SAB de CV, ADR(c)	292,064	33,888,186

		103,788,867

Netherlands — 0.4%
Koninklijke Vopak NV	197,177	11,112,419

New Zealand — 2.8%
Auckland International Airport Ltd.(c)	17,679,548	85,133,847

Singapore — 0.4%
Hutchison Port Holdings Trust, Class U	73,975,500	12,131,982

Spain — 8.1%
Aena SME SA(b)(c)	1,076,125	150,546,880
Iberdrola SA	8,086,069	99,657,217

		250,204,097

Switzerland — 1.2%
Flughafen Zurich AG, Registered(c)	278,762	38,412,266

United Kingdom — 3.0%
National Grid PLC	5,251,547	60,410,289
Signature Aviation PLC	10,661,556	32,928,201

		93,338,490

United States — 34.7%
American Electric Power Co. Inc.	694,281	56,743,585
American Water Works Co. Inc.	253,563	36,736,207
Cheniere Energy Inc.(c)	680,891	31,504,827
Consolidated Edison Inc.	468,070	36,415,846
Dominion Energy Inc.	1,175,622	92,791,844
Duke Energy Corp.	1,029,107	91,137,716
Equitrans Midstream Corp.	1,205,823	10,201,263
Eversource Energy	479,503	40,062,476
Exelon Corp.	1,363,647	48,764,017
Kinder Morgan Inc./DE	5,774,117	71,194,863
Macquarie Infrastructure Corp.	1,070,275	28,779,695
NextEra Energy Inc.	551,203	152,991,905
ONEOK Inc.	1,317,590	34,230,988
Public Service Enterprise Group Inc.	707,716	38,860,686
Sempra Energy	404,768	47,908,340
Southern Co. (The)	1,477,869	80,130,057
Targa Resources Corp.	691,714	9,704,747
WEC Energy Group Inc.	441,396	42,771,272
Williams Companies Inc. (The)	3,599,653	70,733,181
Xcel Energy Inc.	735,123	50,730,838

		1,072,394,353

Total Common Stocks — 99.7% (Cost: $3,320,054,841)		3,078,136,109

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(e)(f)	18,201,606	$18,217,988
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	1,978,000	1,978,000

		20,195,988

Total Short-Term Investments — 0.6% (Cost: $20,187,605)		20,195,988

Total Investments in Securities — 100.3% (Cost: $3,340,242,446)		3,098,332,097

Other Assets, Less Liabilities — (0.3)%		(10,803,008)

Net Assets — 100.0%		$3,087,529,089

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,354,389	$12,842,930	(a)	$—		$16,570	$4,099	$18,217,988	18,201,606	$862,291	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,288,000	—		(2,310,000	)(a)	—	—	1,978,000	1,978,000	2,239		—

						$16,570	$4,099	$20,195,988		$864,530		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	18	12/17/20	$1,872	$(36,766)
DJ U.S. Real Estate Index	98	12/18/20	3,072	(64,770)
IBEX 35 Index	27	10/16/20	2,131	(65,648)
S&P/TSX 60 Index	30	12/17/20	4,319	(42,821)

				$(210,005)

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$210,005

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,626,917

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(214,086)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,387,045

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,078,136,109	$—	$—	$3,078,136,109
Money Market Funds	20,195,988	—	—	20,195,988

	$3,098,332,097	$—	$—	$3,098,332,097

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(210,005)	$—	$—	$(210,005)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.3%
Klabin SA	2,067,900	$8,731,741
Suzano SA(a)	1,055,328	8,528,451

		17,260,192

Canada — 10.0%
Canfor Corp.(a)	383,934	4,308,568
Interfor Corp.(a)	429,684	4,786,598
West Fraser Timber Co. Ltd.	313,723	14,528,845

		23,624,011

Finland — 9.8%
Metsa Board OYJ	561,932	4,642,301
Stora Enso OYJ, Class R	594,628	9,326,265
UPM-Kymmene OYJ	305,488	9,310,415

		23,278,981

Ireland — 4.2%
Smurfit Kappa Group PLC	250,893	9,861,913

Japan — 11.4%
Daio Paper Corp.	375,200	5,340,191
Nippon Paper Industries Co. Ltd.	326,600	4,032,596
Oji Holdings Corp.	1,952,000	8,915,607
Sumitomo Forestry Co. Ltd.	549,000	8,687,861

		26,976,255

South Africa — 1.2%
Sappi Ltd.(a)	1,752,286	2,788,110

Sweden — 16.2%
BillerudKorsnas AB	584,685	9,822,054
Holmen AB, Class B	253,516	9,432,495
Svenska Cellulosa AB SCA, Class B(a)	1,383,602	19,022,595

		38,277,144

Security	Shares	Value

United Kingdom — 4.3%
Mondi PLC	481,473	$10,205,038

United States — 35.1%
CatchMark Timber Trust Inc., Class A	311,710	2,783,570
Domtar Corp.	176,229	4,629,536
International Paper Co.	228,506	9,263,633
PotlatchDeltic Corp.	427,000	17,976,700
Rayonier Inc.	722,850	19,112,154
Westrock Co.	266,509	9,258,523
Weyerhaeuser Co.	698,328	19,916,315

		82,940,431

Total Common Stocks — 99.5% (Cost: $253,973,864)		235,212,075

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	540,000	540,000

Total Short-Term Investments — 0.2% (Cost: $540,000)		540,000

Total Investments in Securities — 99.7% (Cost: $254,513,864)		235,752,075

Other Assets, Less Liabilities — 0.3%		704,971

Net Assets — 100.0%		$236,457,046

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$2,102,473	$—		$(2,104,681	)(b)	$3,099	$(891)	$—	—	$10,743	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	454,000	86,000	(b)	—		—	—	540,000	540,000	101		—

						$3,099	$(891)	$540,000		$10,844		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Timber & Forestry ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	7	12/18/20	$1,173	$1,260

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,260

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,459

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,260

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$391,067

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$235,212,075	$—	$—	$235,212,075
Money Market Funds	540,000	—	—	540,000

	$235,752,075	$—	$—	$235,752,075

Derivative financial instruments(a)
Assets
Futures Contracts	$1,260	$—	$—	$1,260

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2020

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,420,425,769	$1,536,843,885	$3,078,136,109	$235,212,075
Affiliated(c)	5,366,000	257,717,676	20,195,988	540,000
Cash	6,530	9,691	9,744	6,883
Foreign currency, at value(d)	1,321,140	1,029,867	4,274,168	443,721
Cash pledged:
Futures contracts	594,000	328,000	360,000	73,000
Foreign currency collateral pledged:
Futures contracts(e)	278,480	57,548	845,123	—
Receivables:
Investments sold	—	2,103,598	133,882,829	6,257,128
Securities lending income — Affiliated	—	84,360	42,195	777
Variation margin on futures contracts	36,713	28,712	—	6,378
Capital shares sold	—	64,875	—	—
Dividends	2,433,659	3,402,207	6,116,526	246,182
Tax reclaims	813,049	207,509	242,027	107,284
Foreign withholding tax claims	23,308	—	—	—

Total assets	2,431,298,648	1,801,877,928	3,244,104,709	242,893,428

LIABILITIES
Collateral on securities loaned, at value	—	256,225,123	18,206,384	—
Payables:
Investments purchased	—	3,253,873	137,180,038	6,349,547
Variation margin on futures contracts	—	—	65,589	—
Investment advisory fees	801,232	481,482	1,123,609	85,822
Professional fees	659	—	—	1,013

Total liabilities	801,891	259,960,478	156,575,620	6,436,382

NET ASSETS	$2,430,496,757	$1,541,917,450	$3,087,529,089	$236,457,046

NET ASSETS CONSIST OF:
Paid-in capital	$1,931,977,776	$1,101,314,633	$3,619,381,984	$275,574,025
Accumulated earnings (loss)	498,518,981	440,602,817	(531,852,895)	(39,116,979)

NET ASSETS	$2,430,496,757	$1,541,917,450	$3,087,529,089	$236,457,046

Shares outstanding	43,200,000	83,600,000	79,900,000	3,660,000

Net asset value	$56.26	$18.44	$38.64	$64.61

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$255,513,046	$17,283,039	$—
(b) Investments, at cost — Unaffiliated	$1,862,949,334	$1,026,351,141	$3,320,054,841	$253,973,864
(c) Investments, at cost — Affiliated	$5,366,000	$257,655,420	$20,187,605	$540,000
(d) Foreign currency, at cost	$1,311,210	$1,038,113	$4,264,405	$441,992
(e) Foreign currency collateral pledged, at cost	$278,270	$57,548	$846,199	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	20

Statements of Operations  (unaudited)

Six Months Ended September 30, 2020

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$26,677,339	$9,088,647	$57,472,470	$1,610,238
Dividends — Affiliated	3,741	495	2,239	101
Securities lending income — Affiliated — net	48,498	464,908	862,291	10,743
Other income — Unaffiliated	—	—	—	1,329
Foreign taxes withheld	(2,280,872)	(885,368)	(2,891,939)	(49,673)

Total investment income	24,448,706	8,668,682	55,445,061	1,572,738

EXPENSES
Investment advisory fees	4,570,542	1,892,303	6,857,382	433,667
Miscellaneous	264	264	264	264

Total expenses	4,570,806	1,892,567	6,857,646	433,931

Net investment income	19,877,900	6,776,115	48,587,415	1,138,807

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(7,344,044)	(19,470,497)	(144,143,933)	(8,321,944)
Investments — Affiliated	21,465	5,232	16,570	3,099
In-kind redemptions — Unaffiliated	70,365,325	9,219,676	27,858,957	(2,907,012)
Futures contracts	2,517,380	512,350	2,626,917	1,459
Foreign currency transactions	127,567	93,682	504,474	(10,016)

Net realized gain (loss)	65,687,693	(9,639,557)	(113,137,015)	(11,234,414)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	427,858,447	573,040,109	488,691,716	66,438,660
Investments — Affiliated	(2,195)	71,039	4,099	(891)
Futures contracts	100,827	(151,371)	(214,086)	1,260
Foreign currency translations	43,954	(1,036)	90,468	9,480

Net change in unrealized appreciation (depreciation)	428,001,033	572,958,741	488,572,197	66,448,509

Net realized and unrealized gain	493,688,726	563,319,184	375,435,182	55,214,095

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$513,566,626	$570,095,299	$424,022,597	$56,352,902

See notes to financial statements.

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Global 100 ETF		iShares Global Clean Energy ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,877,900	$43,498,645	$6,776,115	$3,679,675
Net realized gain (loss)	65,687,693	150,086,568	(9,639,557)	10,595,993
Net change in unrealized appreciation (depreciation)	428,001,033	(263,070,705)	572,958,741	(84,147,117)

Net increase (decrease) in net assets resulting from operations	513,566,626	(69,485,492)	570,095,299	(69,871,449)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,694,164)	(45,515,159)	(2,968,924)	(4,615,502)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	83,055,975	(60,711,857)	475,563,819	365,118,771

NET ASSETS
Total increase (decrease) in net assets	574,928,437	(175,712,508)	1,042,690,194	290,631,820
Beginning of period	1,855,568,320	2,031,280,828	499,227,256	208,595,436

End of period	$2,430,496,757	$1,855,568,320	$1,541,917,450	$499,227,256

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	22

Statements of Changes in Net Assets   (continued)

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$48,587,415	$108,067,915	$1,138,807	$3,037,326
Net realized gain (loss)	(113,137,015)	8,918,128	(11,234,414)	11,556
Net change in unrealized appreciation (depreciation)	488,572,197	(900,176,357)	66,448,509	(57,421,412)

Net increase (decrease) in net assets resulting from operations	424,022,597	(783,190,314)	56,352,902	(54,372,530)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,080,880)	(107,312,974)	(1,531,338)	(4,788,449)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(43,059,265)	806,319,774	8,457,609	(47,214,306)

NET ASSETS
Total increase (decrease) in net assets	345,882,452	(84,183,514)	63,279,173	(106,375,285)
Beginning of period	2,741,646,637	2,825,830,151	173,177,873	279,553,158

End of period	$3,087,529,089	$2,741,646,637	$236,457,046	$173,177,873

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17	(a)	Year Ended 03/31/16 (a)

Net asset value, beginning of period	$44.71		$47.57	$45.54	$40.90	$36.07		$38.43

Net investment income(b)	0.46		1.06	1.14	1.02	1.05		1.03
Net realized and unrealized gain (loss)(c)	11.60		(2.83)	1.97	4.65	4.84		(2.34)

Net increase (decrease) from investment operations	12.06		(1.77)	3.11	5.67	5.89		(1.31)

Distributions(d)
From net investment income	(0.51)		(1.09)	(1.08)	(1.03)	(1.06)		(1.05)

Total distributions	(0.51)		(1.09)	(1.08)	(1.03)	(1.06)		(1.05)

Net asset value, end of period	$56.26		$44.71	$47.57	$45.54	$40.90		$36.07

Total Return
Based on net asset value	27.01	%(e)	(3.91)%	7.00%	13.97%	16.66	%(f)	(3.52)%

Ratios to Average Net Assets
Total expenses	0.40	%(g)	0.40%	0.40%	0.40%	0.40%		0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%	N/A	N/A	0.40%		N/A

Net investment income	1.74	%(g)	2.11%	2.46%	2.30%	2.78%		2.78%

Supplemental Data
Net assets, end of period (000)	$2,430,497		$1,855,568	$2,031,281	$1,780,507	$1,590,950		$1,630,166

Portfolio turnover rate(h)	2	%(e)	5%	9%	8%	5%		5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Total return by 0.01%
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	24

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$9.62		$9.75	$9.47	$8.54	$9.27	$11.86

Net investment income(a)	0.11		0.11	0.19	0.26	0.25	0.23
Net realized and unrealized gain (loss)(b)	8.76		(0.08)	0.32	0.90	(0.67)	(2.59)

Net increase (decrease) from investment operations	8.87		0.03	0.51	1.16	(0.42)	(2.36)

Distributions(c)
From net investment income	(0.05)		(0.16)	(0.23)	(0.23)	(0.31)	(0.23)

Total distributions	(0.05)		(0.16)	(0.23)	(0.23)	(0.31)	(0.23)

Net asset value, end of period	$18.44		$9.62	$9.75	$9.47	$8.54	$9.27

Total Return
Based on net asset value	92.52	%(d)	0.12%	5.69%	13.90%	(4.39)%	(20.17)%

Ratios to Average Net Assets
Total expenses	0.44	%(e)	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	1.58	%(e)	1.01%	2.13%	2.91%	2.86%	2.28%

Supplemental Data
Net assets, end of period (000)	$1,541,917		$499,227	$208,595	$156,209	$80,235	$83,418

Portfolio turnover rate(f)	14	%(d)	37%	42%	29%	35%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$33.89		$44.78	$42.73	$42.18	$39.18	$41.89

Net investment income(a)	0.60		1.54	1.34	1.44	1.29	1.26
Net realized and unrealized gain (loss)(b)	4.59		(10.86)	2.10	0.45	2.88	(2.80)

Net increase (decrease) from investment operations	5.19		(9.32)	3.44	1.89	4.17	(1.54)

Distributions(c)
From net investment income	(0.44)		(1.57)	(1.39)	(1.34)	(1.17)	(1.17)

Total distributions	(0.44)		(1.57)	(1.39)	(1.34)	(1.17)	(1.17)

Net asset value, end of period	$38.64		$33.89	$44.78	$42.73	$42.18	$39.18

Total Return
Based on net asset value	15.30	%(d)	(21.75)%	8.40%	4.37%	10.85%	(3.55)%

Ratios to Average Net Assets
Total expenses	0.44	%(e)	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	3.15	%(e)	3.38%	3.15%	3.24%	3.22%	3.21%

Supplemental Data
Net assets, end of period (000)	$3,087,529		$2,741,647	$2,825,830	$2,503,687	$1,560,481	$932,422

Portfolio turnover rate(f)	16	%(d)	9%	19%	11%	23%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	26

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of period	$48.10		$63.82	$78.11	$57.39	$47.07		$54.68

Net investment income(a)	0.34		0.79	1.57	0.82	1.06	(b)	0.66
Net realized and unrealized gain (loss)(c)	16.64		(15.27)	(14.25)	20.75	10.14		(7.30)

Net increase (decrease) from investment operations	16.98		(14.48)	(12.68)	21.57	11.20		(6.64)

Distributions(d)
From net investment income	(0.47)		(1.24)	(1.61)	(0.85)	(0.88)		(0.97)

Total distributions	(0.47)		(1.24)	(1.61)	(0.85)	(0.88)		(0.97)

Net asset value, end of period	$64.61		$48.10	$63.82	$78.11	$57.39		$47.07

Total Return
Based on net asset value	35.47	%(e)	(23.04)%	(16.22)%	37.92%	24.18	%(b)	(12.25)%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.46%	0.46%	0.47%	0.51%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.46%	N/A	0.48%		N/A

Net investment income	1.17	%(f)	1.30%	2.17%	1.21%	2.09	%(b)	1.33%

Supplemental Data
Net assets, end of period (000)	$236,457		$173,178	$279,553	$440,542	$234,161		$180,739

Portfolio turnover rate(g)	10	%(e)	10%	18%	31%	17%		22%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.14.
•	Total return by 0.30%.
•	Ratio of net investment income to average net assets by 0.27%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100(a)	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

(a) The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	28

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Global Clean Energy
Barclays Bank PLC	$957,289	$957,289		$—	$—
Barclays Capital Inc.	5,625,661	5,625,661		—	—
BMO Capital Markets	238,350	237,058		—	(1,292	)(b)
BNP Paribas Prime Brokerage International Ltd.	4,134,630	4,117,888		—	(16,742	)(b)
BofA Securities, Inc.	8,509,235	8,313,446		—	(195,789	)(b)
Citigroup Global Markets Inc.	39,642,397	39,642,397		—	—
Credit Suisse Securities (USA) LLC	2,292,847	2,292,847		—	—
Goldman Sachs & Co.	14,522,803	14,294,602		—	(228,201	)(b)
HSBC Bank PLC	220,846	220,659		—	(187	)(b)
JPMorgan Securities LLC	98,829,376	98,829,376		—	—
Morgan Stanley & Co. LLC	41,864,120	41,864,120		—	—
RBC Capital Markets LLC	95,340	94,823		—	(517	)(b)
SG Americas Securities LLC	3,062,059	3,024,870		—	(37,189	)(b)
State Street Bank & Trust Company	48,421	48,421		—	—
TD Prime Services LLC	5,105,368	5,061,245		—	(44,123	)(b)
UBS AG	23,011,607	22,573,546		—	(438,061	)(b)
UBS Securities LLC	6,081,794	5,973,944		—	(107,850	)(b)
Wells Fargo Securities LLC	1,270,903	1,270,903		—	—

	$255,513,046	$254,443,095		$—	$(1,069,951)

Global Infrastructure
Barclays Capital Inc.	$9,496,138	$9,496,138		$—	$—
BofA Securities, Inc.	3,104,195	3,104,195		—	—
Credit Suisse AG	405,668	405,668		—	—
Morgan Stanley & Co. LLC	2,913,433	2,913,433		—	—
SG Americas Securities LLC	1,938	1,938		—	—
UBS AG	1,361,667	1,361,667		—	—

	$17,283,039	$17,283,039		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	30

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.480%
Over $10 billion, up to and including $20 billion	0.430
Over $20 billion, up to and including $30 billion	0.380
Over $30 billion	0.342

Prior to July 1, 2020, for its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA was entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.480%
Over $10 billion, up to and including $20 billion	0.430
Over $20 billion	0.380

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

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Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Global 100	$11,786
Global Clean Energy	126,847
Global Infrastructure	196,152
Global Timber & Forestry	2,746

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global 100	$4,761,362	$1,411,515	$(342,033)
Global Clean Energy	—	822,935	(239,508)
Global Infrastructure	4,520,107	133,530,528	(15,162,664)
Global Timber & Forestry	401,565	2,020,584	(898,882)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Global 100	$48,321,945	$44,228,899
Global Clean Energy	173,207,185	124,182,554
Global Infrastructure	507,634,581	489,122,712
Global Timber & Forestry	20,787,210	19,447,039

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Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$219,239,454	$138,326,841
Global Clean Energy	445,862,176	16,518,922
Global Infrastructure	72,876,132	118,256,431
Global Timber & Forestry	32,956,920	25,561,562

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Global 100	$73,980,341
Global Clean Energy	57,255,565
Global Infrastructure	151,587,611
Global Timber & Forestry	4,917,787

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,897,412,135	$866,516,665	$(338,255,028)	$528,261,637
Global Clean Energy	1,286,236,675	537,216,089	(28,884,044)	508,332,045
Global Infrastructure	3,360,797,525	286,041,332	(548,716,765)	(262,675,433)
Global Timber & Forestry	256,709,217	17,703,552	(38,659,434)	(20,955,882)

9.	LINE OF CREDIT

The iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended September 30, 2020, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

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Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations,

N O T E S T O F I N A N C I A L S T A T E M E N T S	34

Notes to Financial Statements  (unaudited) (continued)

financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Global 100
Shares sold	4,300,000	$225,653,561	6,250,000	$316,754,780
Shares redeemed	(2,600,000)	(142,597,586)	(7,450,000)	(377,466,637)

Net increase (decrease)	1,700,000	$83,055,975	(1,200,000)	$(60,711,857)

Global Clean Energy
Shares sold	32,800,000	$493,219,380	33,000,000	$391,505,957
Shares redeemed	(1,100,000)	(17,655,561)	(2,500,000)	(26,387,186)

Net increase	31,700,000	$475,563,819	30,500,000	$365,118,771

Global Infrastructure
Shares sold	2,200,000	$77,585,639	20,500,000	$930,076,317
Shares redeemed	(3,200,000)	(120,644,904)	(2,700,000)	(123,756,543)

Net increase (decrease)	(1,000,000)	$(43,059,265)	17,800,000	$806,319,774

Global Timber & Forestry
Shares sold	600,000	$36,246,369	600,000	$38,385,351
Shares redeemed	(540,000)	(27,788,760)	(1,380,000)	(85,599,657)

Net increase (decrease)	60,000	$8,457,609	(780,000)	$(47,214,306)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global 100 ETF and iShares Global Timber & Forestry ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares Global 100 ETF and iShares Global Timber & Forestry ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

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Notes to Financial Statements  (unaudited) (continued)

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	36

Board Review and Approval of Investment Advisory Contract

iShares Global 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Small-Cap ETF

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Global Clean Energy ETF, iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	38

Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 8-10, 2020 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	40

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global 100(a)	$0.506363	$—	$0.000510	$0.506873	100%	—%	0	%(b)	100%
Global Clean Energy(a)	0.029974	—	0.022760	0.052734	57	—	43		100
Global Infrastructure(a)	0.364112	—	0.074399	0.438511	83	—	17		100
Global Timber & Forestry(a)	0.228559	—	0.244076	0.472635	48	—	52		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	42

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-303-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Global Comm Services ETF | IXP | NYSE Arca
•	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
•	iShares Global Consumer Staples ETF | KXI | NYSE Arca
•	iShares Global Energy ETF | IXC | NYSE Arca
•	iShares Global Financials ETF | IXG | NYSE Arca
•	iShares Global Healthcare ETF | IXJ | NYSE Arca
•	iShares Global Industrials ETF | EXI | NYSE Arca
•	iShares Global Materials ETF | MXI | NYSE Arca
•	iShares Global Tech ETF | IXN | NYSE Arca
•	iShares Global Utilities ETF | JXI | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® Global Comm Services ETF

Investment Objective

The iShares Global Comm Services ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the communication services sector, as represented by the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	27.78%	16.34%	6.44%	6.10%	16.34%	36.65%	80.76%
Fund Market	27.81	16.64	6.44	6.09	16.64	36.64	80.60
Index	27.89	16.73	6.46	6.05	16.73	36.75	79.88

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Communication Services Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,277.80	$2.51		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Interactive Media & Services	46.6%
Diversified Telecommunication Services	18.5
Entertainment	15.1
Media	10.5
Wireless Telecommunication Services	9.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	68.6%
China	9.8
Japan	8.8
Canada	2.2
United Kingdom	1.9
France	1.6
Germany	1.5
Spain	1.1
South Korea	1.0
Australia	0.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Global Consumer Discretionary ETF

Investment Objective

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	42.16%	13.61%	11.15%	12.41%	13.61%	69.63%	222.07%
Fund Market	42.77	13.92	11.18	12.45	13.92	69.86	223.24
Index	42.55	13.83	11.26	12.40	13.83	70.47	221.90

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through September 22, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary Sector IndexTM. Index performance beginning on September 23, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,421.60	$2.67		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retailing	45.2%
Consumer Durables & Apparel	22.2
Automobiles & Components	17.0
Consumer Services	15.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	55.4%
Japan	15.1
France	7.4
Germany	5.4
United Kingdom	4.2
China	3.2
Australia	1.4
Canada	1.3
Netherlands	1.2
Switzerland	1.1

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® Global Consumer Staples ETF

Investment Objective

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.76%	3.38%	6.94%	8.85%	3.38%	39.89%	133.53%
Fund Market	16.97	3.39	6.95	8.84	3.39	39.93	133.39
Index	16.78	3.34	6.87	8.83	3.34	39.43	132.99

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Consumer Staples Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,167.60	$2.45		$1,000.00	$1,022.80	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Packaged Foods & Meats	23.2%
Household Products	18.6
Hypermarkets & Super Centers	10.9
Personal Products	10.5
Soft Drinks	10.2
Tobacco	9.3
Food Retail	6.1
Distillers & Vintners	4.7
Brewers	4.0
Other (each representing less than 1%)	2.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	53.4%
United Kingdom	10.8
Switzerland	10.1
Japan	6.6
France	4.8
Netherlands	4.3
Canada	1.8
Australia	1.6
Belgium	1.3
Germany	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® Global Energy ETF

Investment Objective

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.95)%	(42.64)%	(6.86)%	(3.87)%	(42.64)%	(29.90)%	(32.59)%
Fund Market	(0.97)	(42.65)	(6.91)	(3.90)	(42.65)	(30.08)	(32.79)
Index	(2.37)	(43.12)	(7.14)	(4.01)	(43.12)	(30.95)	(33.62)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$980.50	$2.18		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Integrated Oil & Gas	56.3%
Oil & Gas Exploration & Production	15.3
Oil & Gas Storage & Transportation	15.1
Oil & Gas Refining & Marketing	8.9
Oil & Gas Equipment & Services	4.1
Coal & Consumable Fuels	0.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	49.2%
Canada	13.9
United Kingdom	13.3
France	7.4
Brazil	2.8
Australia	2.7
China	2.2
Finland	2.0
Italy	1.7
Japan	1.5

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® Global Financials ETF

Investment Objective

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.43	%(a)	(14.99)%	3.28%	4.53%	(14.99)%	17.52%	55.68%
Fund Market	13.63		(14.97)	3.32	4.57	(14.97)	17.72	56.34
Index	13.46		(14.94)	3.36	4.60	(14.94)	17.96	56.73

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,134.30	$2.35		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	43.9%
Insurance	23.6
Capital Markets	20.7
Diversified Financial Services	9.4
Consumer Finance	2.4
Equity Real Estate Investment Trusts (REITs)	0.0	(b)

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	49.6%
Canada	7.9
United Kingdom	5.6
Australia	5.0
Japan	4.9
China	4.0
Switzerland	3.4
Hong Kong	3.4
Germany	3.3
France	2.0

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	8

Fund Summary as of September 30, 2020	iShares® Global Healthcare ETF

Investment Objective

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.69%	19.33%	9.92%	13.08%	19.33%	60.47%	241.89%
Fund Market	18.65	19.41	9.93	13.09	19.41	60.51	242.30
Index	18.75	19.39	9.98	13.16	19.39	60.94	244.18

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,186.90	$2.41		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	41.9%
Health Care Equipment & Supplies	23.6
Health Care Providers & Services	13.5
Biotechnology	13.0
Life Sciences Tools & Services	7.2
Health Care Technology	0.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	67.4%
Switzerland	9.7
Japan	6.6
United Kingdom	4.3
Denmark	2.9
Germany	2.4
Australia	2.1
France	2.0
Netherlands	0.9
China	0.4

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® Global Industrials ETF

Investment Objective

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	31.20%	3.38%	9.66%	8.71%	3.38%	58.61%	130.41%
Fund Market	31.67	3.66	9.73	8.75	3.66	59.10	131.30
Index	31.20	3.44	9.69	8.65	3.44	58.80	129.33

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,312.00	$2.55		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Capital Goods	65.7%
Transportation	22.1
Commercial & Professional Services	12.2

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	50.7%
Japan	15.2
France	6.5
United Kingdom	5.0
Sweden	3.9
Germany	3.9
Canada	3.6
Switzerland	2.9
Denmark	1.8
Australia	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	10

Fund Summary as of September 30, 2020	iShares® Global Materials ETF

Investment Objective

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	41.24%	13.06%	12.03%	3.36%	13.06%	76.47%	39.14%
Fund Market	41.79	13.40	12.03	3.37	13.40	76.51	39.23
Index	41.43	13.32	12.18	3.52	13.32	77.64	41.30

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,412.40	$2.66		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Chemicals	53.2%
Metals & Mining	33.0
Containers & Packaging	5.8
Construction Materials	5.5
Paper & Forest Products	2.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	29.3%
Australia	10.0
Canada	9.0
United Kingdom	8.5
Ireland	8.1
Japan	7.3
Germany	4.9
Switzerland	4.9
France	4.1
Netherlands	2.9

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® Global Tech ETF

Investment Objective

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	44.66%	44.18%	25.22%	18.09%	44.18%	207.82%	427.21%
Fund Market	44.91	44.04	25.28	18.08	44.04	208.60	426.99
Index	44.77	44.33	25.36	18.28	44.33	209.55	435.81

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,446.60	$2.70		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	28.7%
Technology Hardware, Storage & Peripherals	23.7
Semiconductors & Semiconductor Equipment	20.8
IT Services	19.4
Electronic Equipment, Instruments & Components	4.7
Communications Equipment	2.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	80.1%
Japan	3.8
Taiwan	3.7
South Korea	3.6
Netherlands	2.2
Germany	2.1
Canada	1.6
France	1.0
Sweden	0.5
China	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	12

Fund Summary as of September 30, 2020	iShares® Global Utilities ETF

Investment Objective

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.79%	(1.19)%	8.55%	6.16%	(1.19)%	50.71%	81.88%
Fund Market	11.90	(1.04)	8.55	6.15	(1.04)	50.73	81.62
Index	11.55	(1.50)	8.23	5.87	(1.50)	48.47	76.85

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,117.90	$2.39		$1,000.00	$1,022.80	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	59.3%
Multi-Utilities	31.1
Gas Utilities	5.7
Water Utilities	3.0
Independent Power and Renewable Electricity Producers	0.9

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	59.9%
Spain	7.3
Italy	6.4
United Kingdom	5.7
Canada	3.8
Germany	3.6
France	3.4
Japan	2.7
Hong Kong	2.2
Denmark	1.8

(a)	Excludes money market funds.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	14

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
Telstra Corp. Ltd.	965,236	$1,923,295

Belgium — 0.1%
Proximus SADP	12,947	236,464

Canada — 2.1%
BCE Inc.	73,421	3,035,230
Rogers Communications Inc., Class B, NVS	28,394	1,122,793
Shaw Communications Inc., Class B, NVS	37,618	684,348
TELUS Corp.	103,953	1,823,409

		6,665,780

China — 9.8%
China Mobile Ltd.	448,500	2,861,719
Tencent Holdings Ltd.	415,900	27,449,400

		30,311,119

Finland — 0.2%
Elisa OYJ	12,185	718,438

France — 1.6%
Orange SA	165,431	1,723,431
Publicis Groupe SA	17,998	582,086
SES SA	31,866	226,299
Ubisoft Entertainment SA(a)	6,447	582,580
Vivendi SA	70,085	1,956,008

		5,070,404

Germany — 1.5%
Deutsche Telekom AG, Registered	263,003	4,407,187
United Internet AG, Registered(b)	9,303	356,403

		4,763,590

Italy — 0.1%
Telecom Italia SpA/Milano	937,280	375,893

Japan — 8.7%
Dentsu Group Inc.	19,700	577,765
KDDI Corp.	132,600	3,337,303
Nexon Co. Ltd.	36,700	911,849
Nintendo Co. Ltd.	9,600	5,427,234
Nippon Telegraph & Telephone Corp.	193,700	3,946,318
NTT DOCOMO Inc.	87,000	3,202,833
SoftBank Group Corp.	134,000	8,214,214
Z Holdings Corp.	215,600	1,428,072

		27,045,588

Mexico — 0.5%
America Movil SAB de CV, Series L, NVS	1,920,665	1,207,607
Grupo Televisa SAB, CPO(a)	210,822	260,904

		1,468,511

Netherlands — 0.2%
Koninklijke KPN NV	285,534	672,007

Norway — 0.3%
Telenor ASA	52,101	871,171

Singapore — 0.3%
Singapore Telecommunications Ltd.	561,850	872,553

South Korea — 1.0%
NAVER Corp.	11,702	2,966,775

Spain — 1.1%
Cellnex Telecom SA(c)	31,537	1,923,058

Security	Shares	Value

Spain (continued)
Telefonica SA	410,251	$1,412,935

		3,335,993

Sweden — 0.4%
Tele2 AB, Class B	40,442	572,966
Telia Co. AB	198,727	818,222

		1,391,188

Switzerland — 0.4%
Swisscom AG, Registered	2,078	1,105,100

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd., ADR(d)	30,709	1,112,587

United Kingdom — 1.9%
BT Group PLC	721,170	917,225
Informa PLC(a)	121,342	590,619
ITV PLC	302,272	264,243
Pearson PLC(d)	62,760	445,600
Vodafone Group PLC	2,176,785	2,889,566
WPP PLC	99,302	780,536

		5,887,789

United States — 68.4%
Activision Blizzard Inc.	62,749	5,079,532
Alphabet Inc., Class A(a)	21,845	32,016,032
Alphabet Inc., Class C, NVS(a)	21,340	31,361,264
AT&T Inc.	483,175	13,775,319
CenturyLink Inc.	80,277	809,995
Charter Communications Inc., Class A(a)	12,160	7,591,974
Comcast Corp., Class A	318,185	14,719,238
Discovery Inc., Class A(a)(d)	12,869	280,158
Discovery Inc., Class C, NVS(a)	25,125	492,450
DISH Network Corp., Class A(a)	20,011	580,919
Electronic Arts Inc.(a)	23,474	3,061,244
Facebook Inc., Class A(a)	174,795	45,778,811
Fox Corp., Class A, NVS	27,939	777,542
Fox Corp., Class B(a)	12,740	356,338
Interpublic Group of Companies Inc. (The)	31,427	523,888
Live Nation Entertainment Inc.(a)	11,529	621,183
Netflix Inc.(a)	28,371	14,186,351
News Corp., Class A, NVS	31,656	443,817
News Corp., Class B	9,793	136,906
Omnicom Group Inc.	17,336	858,132
Take-Two Interactive Software Inc.(a)	9,293	1,535,390
T-Mobile U.S. Inc.(a)	47,305	5,409,800
Twitter Inc.(a)	64,270	2,860,015
Verizon Communications Inc.	236,074	14,044,042
ViacomCBS Inc., Class B, NVS	45,771	1,282,046
Walt Disney Co. (The)	106,445	13,207,696

		211,790,082

Total Common Stocks — 99.6% (Cost: $283,277,784)		308,584,327

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	503,182	203,451

Total Preferred Stocks — 0.1% (Cost: $406,935)		203,451

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(e)(f)(g)	1,008,192	$1,009,100
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(e)(f)	253,000	253,000

		1,262,100

Total Short-Term Investments — 0.4% (Cost: $1,261,119)		1,262,100

Total Investments in Securities — 100.1% (Cost: $284,945,838)		310,049,878

Other Assets, Less Liabilities — (0.1)%		(411,319)

Net Assets — 100.0%		$309,638,559

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$782,456	$216,805	(a)	$—		$9,397	$442	$1,009,100	1,008,192	$7,743	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	743,000	—		(490,000	)(a)	—	—	253,000	253,000	314		—

						$9,397	$442	$1,262,100		$8,057		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	12/18/20	$150	$(3,255)
S&P Communication Services Select Sector E-Mini Index	7	12/18/20	544	(1,969)
TOPIX Index	9	12/10/20	138	1,002

				$(4,222)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,002

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Comm Services ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,224

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$249,230

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(857)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$798,452

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$308,584,327	$—	$—	$308,584,327
Preferred Stocks	203,451	—	—	203,451
Money Market Funds	1,262,100	—	—	1,262,100

	$310,049,878	$—	$—	$310,049,878

Derivative financial instruments(a)
Assets
Futures Contracts	$1,002	$—	$—	$1,002
Liabilities
Futures Contracts	(5,224)	—	—	(5,224)

	$(4,222)	$—	$—	$(4,222)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Aristocrat Leisure Ltd.	45,754	$982,841
Tabcorp Holdings Ltd.	150,385	360,014
Wesfarmers Ltd.	80,204	2,553,537

		3,896,392

Brazil — 0.3%
Magazine Luiza SA	45,513	720,269

Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	3,927	394,302
Dollarama Inc.	20,761	793,293
Gildan Activewear Inc.	14,183	278,617
Magna International Inc.	19,976	911,202
Restaurant Brands International Inc.	21,420	1,226,428

		3,603,842

Chile — 0.1%
Falabella SA	54,610	159,431

China — 3.2%
Meituan Dianping, Class B(a)	291,500	9,094,800

Denmark — 0.2%
Pandora A/S(a)	6,763	487,641

France — 7.4%
Accor SA(a)	12,055	339,271
Cie. Generale des Etablissements Michelin SCA	12,894	1,386,821
EssilorLuxottica SA(a)	20,731	2,823,632
Hermes International	2,426	2,094,379
Kering SA	5,126	3,411,847
LVMH Moet Hennessy Louis Vuitton SE	18,666	8,742,345
Peugeot SA(a)(b)	46,004	836,172
Renault SA(a)	15,421	401,362
Sodexo SA	5,641	403,642
Valeo SA	16,301	501,779

		20,941,250

Germany — 4.4%
adidas AG(a)	12,881	4,170,466
Bayerische Motoren Werke AG	22,036	1,601,854
Continental AG	7,771	842,740
Daimler AG, Registered	58,351	3,149,960
Delivery Hero SE(a)(c)	9,996	1,150,144
Volkswagen AG(a)	2,244	392,609
Zalando SE(a)(c)	11,382	1,066,434

		12,374,207

Hong Kong — 0.3%
Galaxy Entertainment Group Ltd.	142,000	951,858

Ireland — 0.5%
Flutter Entertainment PLC(a)	9,384	1,493,263

Italy — 0.8%
Ferrari NV	9,080	1,667,957
Moncler SpA(a)	13,675	560,939

		2,228,896

Japan — 15.1%
Aisin Seiki Co. Ltd.	12,300	390,458
Bandai Namco Holdings Inc.	15,500	1,129,342
Bridgestone Corp.	42,700	1,342,139
Denso Corp.	36,300	1,581,267

Security	Shares	Value

Japan (continued)
Fast Retailing Co. Ltd.	4,500	$2,808,396
Honda Motor Co. Ltd.	121,843	2,855,858
Isuzu Motors Ltd.	46,600	405,106
Koito Manufacturing Co. Ltd.	9,000	456,268
Nissan Motor Co. Ltd.(a)	172,400	607,394
Nitori Holdings Co. Ltd.	6,200	1,283,711
Oriental Land Co. Ltd.	15,700	2,192,912
Pan Pacific International Holdings Corp.	41,900	972,757
Panasonic Corp.	162,400	1,367,773
Rakuten Inc.	58,800	630,736
Sekisui House Ltd.	45,300	797,354
Shimano Inc.	6,100	1,197,688
Sony Corp.	88,300	6,720,606
Subaru Corp.	42,888	825,816
Sumitomo Electric Industries Ltd.	61,100	682,620
Suzuki Motor Corp.	34,200	1,452,844
Toyota Industries Corp.	14,300	899,763
Toyota Motor Corp.	177,100	11,633,253
Yamaha Motor Co. Ltd.	21,913	316,039

		42,550,100

Netherlands — 1.2%
Just Eat Takeaway.com NV(a)(c)	5,586	627,269
Prosus NV(a)	29,453	2,718,146

		3,345,415

South Korea — 0.3%
Hyundai Motor Co., GDR	12,849	980,567

Spain — 0.8%
Industria de Diseno Textil SA	78,974	2,204,092

Sweden — 0.7%
Electrolux AB, Series B	20,087	469,969
Evolution Gaming Group AB(c)	9,240	614,073
Hennes & Mauritz AB, Class B(b)	54,947	950,061

		2,034,103

Switzerland — 1.1%
Cie. Financiere Richemont SA, Class A, Registered	36,299	2,437,713
Swatch Group AG (The), Bearer	2,065	483,013
Swatch Group AG (The), Registered	3,463	156,047

		3,076,773

United Kingdom — 4.1%
Aptiv PLC	19,266	1,766,307
Barratt Developments PLC	71,862	442,033
Berkeley Group Holdings PLC	8,771	479,419
Burberry Group PLC	28,186	566,260
Compass Group PLC	124,330	1,878,978
Fiat Chrysler Automobiles NV(a)	78,014	957,646
GVC Holdings PLC(a)	38,533	485,202
InterContinental Hotels Group PLC(a)	13,316	704,779
Kingfisher PLC	153,343	588,183
Marks & Spencer Group PLC	125,550	158,286
Next PLC	9,647	742,063
Ocado Group PLC(a)	42,042	1,491,416
Persimmon PLC	21,965	702,242
Taylor Wimpey PLC	252,235	353,644
Whitbread PLC(a)	15,018	412,574

		11,729,032

United States — 55.2%
Advance Auto Parts Inc.	4,882	749,387

S C H E D U L E OF I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Amazon.com Inc.(a)	8,628	$27,167,242
AutoZone Inc.(a)	1,647	1,939,573
Best Buy Co. Inc.	15,882	1,767,508
Booking Holdings Inc.(a)	2,864	4,899,388
BorgWarner Inc.	15,599	604,305
CarMax Inc.(a)	11,093	1,019,558
Carnival Corp.	35,407	537,478
Chipotle Mexican Grill Inc.(a)	1,920	2,387,923
Darden Restaurants Inc.	9,086	915,324
Dollar General Corp.	17,320	3,630,618
Dollar Tree Inc.(a)	16,532	1,510,033
Domino’s Pizza Inc.	2,759	1,173,348
DR Horton Inc.	22,919	1,733,364
eBay Inc.	46,216	2,407,854
Etsy Inc.(a)	8,190	996,150
Expedia Group Inc.	9,254	848,499
Ford Motor Co.	274,701	1,829,509
Gap Inc. (The)	13,712	233,515
Garmin Ltd.	10,377	984,362
General Motors Co.	87,486	2,588,711
Genuine Parts Co.	9,901	942,278
Hanesbrands Inc.	24,323	383,087
Hasbro Inc.	9,121	754,489
Hilton Worldwide Holdings Inc.	19,417	1,656,658
Home Depot Inc. (The)	74,938	20,811,032
L Brands Inc.	16,218	515,895
Las Vegas Sands Corp.	22,560	1,052,650
Leggett & Platt Inc.	9,037	372,053
Lennar Corp., Class A	18,787	1,534,522
LKQ Corp.(a)	19,530	541,567
Lowe’s Companies Inc.	52,545	8,715,114
Marriott International Inc./MD, Class A	18,522	1,714,767
McDonald’s Corp.	51,769	11,362,778
MGM Resorts International	28,546	620,875
Mohawk Industries Inc.(a)	4,368	426,273
Newell Brands Inc.	25,671	440,514
Nike Inc., Class B	86,439	10,851,552
Norwegian Cruise Line Holdings Ltd.(a)	19,110	326,972
NVR Inc.(a)	246	1,004,448
O’Reilly Automotive Inc.(a)	5,173	2,385,167
PulteGroup Inc.	18,698	865,530
PVH Corp.	4,623	275,716
Ralph Lauren Corp.	3,070	208,668
Ross Stores Inc.	24,918	2,325,348
Royal Caribbean Cruises Ltd.	12,310	796,826
Starbucks Corp.	80,963	6,956,341
Tapestry Inc.	19,787	309,271
Target Corp.	34,734	5,467,826
Tiffany & Co.	7,618	882,545
TJX Companies Inc. (The)	83,932	4,670,816
Tractor Supply Co.	8,070	1,156,754

Security	Shares	Value

United States (continued)
Ulta Beauty Inc.(a)(b)	3,889	$871,058
Under Armour Inc., Class A(a)	14,128	158,657
Under Armour Inc., Class C, NVS(a)(b)	13,243	130,311
VF Corp.	22,253	1,563,273
Whirlpool Corp.	4,298	790,359
Wynn Resorts Ltd.	6,570	471,792
Yum! Brands Inc.	21,186	1,934,282

		156,171,713

Total Common Stocks — 98.4% (Cost: $262,249,819)		278,043,644

Preferred Stocks

Germany — 1.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,387	240,244
Porsche Automobil Holding SE, Preference Shares, NVS	11,538	688,679
Volkswagen AG, Preference Shares, NVS	12,645	2,037,390

		2,966,313

South Korea — 0.4%
Hyundai Motor Co., Preference Shares, GDR(b)(d)	29,540	1,039,808

Total Preferred Stocks — 1.4% (Cost: $5,212,225)		4,006,121

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(e)(f)(g)	1,518,114	1,519,481
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(e)(f)	170,000	170,000

		1,689,481

Total Short-Term Investments — 0.6% (Cost: $1,688,366)		1,689,481

Total Investments in Securities — 100.4% (Cost: $269,150,410)		283,739,246

Other Assets, Less Liabilities — (0.4)%		(1,043,944)

Net Assets — 100.0%		$282,695,302

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,983,243	$—	$(1,465,786	)(a)	$1,799	$225	$1,519,481	1,518,114	$19,787	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	—	(40,000	)(a)	—	—	170,000	170,000	197		—

					$1,799	$225	$1,689,481		$19,984		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	5	12/18/20	$187	$(5,286)
S&P Consumer Discretionary Select Sector E-Mini Index	2	12/18/20	297	6,950
TOPIX Index	1	12/10/20	154	(3,414)

				$(1,750)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$6,950

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$8,700

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$208,887

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(58,500)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Consumer Discretionary ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$636,246

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$277,063,077	$980,567	$—	$278,043,644
Preferred Stocks	4,006,121	—	—	4,006,121
Money Market Funds	1,689,481	—	—	1,689,481

	$282,758,679	$980,567	$—	$283,739,246

Derivative financial instruments(a)
Assets
Futures Contracts	$6,950	$—	$—	$6,950
Liabilities
Futures Contracts	(8,700)	—	—	(8,700)

	$(1,750)	$—	$—	$(1,750)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Coles Group Ltd.	242,085	$2,949,744
Treasury Wine Estates Ltd.	133,741	856,978
Woolworths Group Ltd.	229,513	5,992,859

		9,799,581

Belgium — 1.3%
Anheuser-Busch InBev SA/NV	153,844	8,339,232

Brazil — 0.5%
Ambev SA, ADR	802,463	1,813,566
BRF SA, ADR(a)(b)	138,371	453,857
Natura & Co. Holding SA, ADR, ADR NVS(b)	63,928	1,164,129

		3,431,552

Canada — 1.8%
Alimentation Couche-Tard Inc., Class B	156,116	5,419,501
George Weston Ltd.	13,085	959,126
Loblaw Companies Ltd.	29,919	1,561,858
Metro Inc.	45,974	2,198,974
Saputo Inc.	43,569	1,089,429

		11,228,888

Chile — 0.0%
Cencosud SA	229,437	334,915

Denmark — 0.4%
Carlsberg AS, Class B	18,734	2,526,297

France — 4.7%
Carrefour SA	105,459	1,689,903
Danone SA	124,387	8,054,526
L’Oreal SA	43,659	14,212,217
Pernod Ricard SA	36,677	5,855,717

		29,812,363

Germany — 0.6%
Beiersdorf AG	17,856	2,031,068
Henkel AG & Co. KGaA	17,899	1,677,043

		3,708,111

Ireland — 0.6%
Kerry Group PLC, Class A	27,786	3,567,868

Japan — 6.6%
Aeon Co. Ltd.	158,117	4,234,233
Ajinomoto Co. Inc.	100,500	2,056,093
Asahi Group Holdings Ltd.	83,298	2,885,791
Japan Tobacco Inc.	199,300	3,626,040
Kao Corp.	87,300	6,524,544
Kikkoman Corp.	34,500	1,902,682
Kirin Holdings Co. Ltd.	157,796	2,950,918
MEIJI Holdings Co. Ltd.	26,600	2,026,570
Nissin Foods Holdings Co. Ltd.	15,000	1,407,183
Seven & i Holdings Co. Ltd.	144,837	4,460,535
Shiseido Co. Ltd.	72,600	4,151,815
Unicharm Corp.	80,100	3,576,530
Yakult Honsha Co. Ltd.	29,420	1,630,882

		41,433,816

Mexico — 0.7%
Fomento Economico Mexicano SAB de CV	339,197	1,914,497
Wal-Mart de Mexico SAB de CV	919,792	2,210,342

		4,124,839

Security	Shares	Value

Netherlands — 4.3%
Heineken Holding NV	18,382	$1,432,374
Heineken NV	42,927	3,819,675
Koninklijke Ahold Delhaize NV	200,012	5,922,240
Unilever NV	258,451	15,608,244

		26,782,533

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	136,204	1,371,620

Norway — 0.4%
Mowi ASA	79,401	1,407,419
Orkla ASA	143,205	1,444,508

		2,851,927

Sweden — 1.0%
Essity AB, Class B(a)	110,385	3,734,590
Swedish Match AB	29,468	2,412,754

		6,147,344

Switzerland — 10.1%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	184	1,557,116
Chocoladefabriken Lindt & Spruengli AG, Registered	20	1,785,034
Nestle SA, Registered	503,565	59,929,031

		63,271,181

Taiwan — 0.3%
Uni-President Enterprises Corp.	918,000	1,981,044

United Kingdom — 10.7%
Associated British Foods PLC	65,147	1,572,846
British American Tobacco PLC	416,026	14,938,459
Diageo PLC	425,441	14,575,266
Imperial Brands PLC	173,836	3,073,253
J Sainsbury PLC	321,869	794,566
Reckitt Benckiser Group PLC	133,838	13,080,745
Tate & Lyle PLC	87,594	753,283
Tesco PLC	1,765,431	4,849,991
Unilever PLC	206,561	12,753,926
Wm Morrison Supermarkets PLC	443,111	974,711

		67,367,046

United States — 53.1%
Altria Group Inc.	337,697	13,048,612
Archer-Daniels-Midland Co.	100,967	4,693,956
Brown-Forman Corp., Class B, NVS	33,478	2,521,563
Campbell Soup Co.	36,704	1,775,373
Church & Dwight Co. Inc.	44,935	4,210,859
Clorox Co. (The)	22,931	4,819,408
Coca-Cola Co. (The)	566,522	27,969,191
Colgate-Palmolive Co.	155,798	12,019,816
Conagra Brands Inc.	89,024	3,179,047
Constellation Brands Inc., Class A	30,530	5,785,740
Costco Wholesale Corp.	80,228	28,480,940
Estee Lauder Companies Inc. (The), Class A	40,985	8,944,976
General Mills Inc.	111,002	6,846,603
Hershey Co. (The)	26,852	3,848,966
Hormel Foods Corp.	51,229	2,504,586
JM Smucker Co. (The)	20,983	2,423,956
Kellogg Co.	46,104	2,977,857
Kimberly-Clark Corp.	61,970	9,150,490
Kraft Heinz Co. (The)	117,685	3,524,666
Kroger Co. (The)	140,815	4,775,037
Lamb Weston Holdings Inc.	26,132	1,731,768

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
McCormick & Co. Inc./MD, NVS	22,521	$4,371,326
Molson Coors Beverage Co., Class B	34,718	1,165,136
Mondelez International Inc., Class A	259,549	14,911,090
Monster Beverage Corp.(a)	67,007	5,373,961
PepsiCo Inc.	207,352	28,738,987
Philip Morris International Inc.	282,982	21,220,820
Procter & Gamble Co. (The)	434,939	60,452,172
Sysco Corp.	92,405	5,749,439
Tyson Foods Inc., Class A	53,723	3,195,444
Walgreens Boots Alliance Inc.	130,730	4,695,822
Walmart Inc.	203,570	28,481,479

		333,589,086

Total Common Stocks — 98.9% (Cost: $590,202,725)		621,669,243

Preferred Stocks

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	32,580	3,412,467

Total Preferred Stocks — 0.5% (Cost: $3,808,751)		3,412,467

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(c)(d)(e)	1,640,287	$1,641,763
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(c)(d)	717,000	717,000

		2,358,763

Total Short-Term Investments — 0.4% (Cost: $2,358,906)		2,358,763

Total Investments in Securities — 99.8% (Cost: $596,370,382)		627,440,473

Other Assets, Less Liabilities — 0.2%		1,054,213

Net Assets — 100.0%		$628,494,686

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,387,962	$—	$(2,750,033	)(a)	$6,260	$(2,426)	$1,641,763	1,640,287	$7,470	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,267,000	—	(550,000	)(a)	—	—	717,000	717,000	860		—

					$6,260	$(2,426)	$2,358,763		$8,330		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Consumer Staples Select Sector E-Mini Index	43	12/18/20	$2,766	$(14,961)
Euro STOXX 50 Index	8	12/18/20	300	(10,240)
FTSE 100 Index	6	12/18/20	453	(11,412)

				$(36,613)

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Consumer Staples ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$36,613

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$897,442

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(287,543)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,183,568

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$621,669,243	$—	$—	$621,669,243
Preferred Stocks	3,412,467	—	—	3,412,467
Money Market Funds	2,358,763	—	—	2,358,763

	$627,440,473	$—	$—	$627,440,473

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(36,613)	$—	$—	$(36,613)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks

Australia — 2.7%
Ampol Ltd.	219,136	$3,761,723
Oil Search Ltd.	1,615,742	3,057,339
Origin Energy Ltd.	1,542,782	4,754,891
Santos Ltd.	1,545,256	5,404,902
Woodside Petroleum Ltd.	833,413	10,501,388

		27,480,243

Austria — 0.3%
OMV AG(a)	125,946	3,455,961

Brazil — 1.4%
Petroleo Brasileiro SA, ADR	1,623,076	11,556,301
Ultrapar Participacoes SA, ADR	684,375	2,340,563

		13,896,864

Canada — 13.8%
Cameco Corp.	344,486	3,468,716
Canadian Natural Resources Ltd.	1,029,146	16,441,681
Cenovus Energy Inc.	891,318	3,463,178
Enbridge Inc.	1,766,158	51,434,435
Imperial Oil Ltd.	191,392	2,283,952
Inter Pipeline Ltd.	374,911	3,668,416
Pembina Pipeline Corp.	479,226	10,138,818
Suncor Energy Inc.	1,328,719	16,174,412
TC Energy Corp.	820,097	34,320,361

		141,393,969

Chile — 0.2%
Empresas COPEC SA	296,777	2,218,048

China — 2.2%
China Petroleum & Chemical Corp., Class H	22,262,400	8,933,686
CNOOC Ltd.	14,017,000	13,474,406

		22,408,092

Colombia — 0.2%
Ecopetrol SA, ADR	217,827	2,143,418

Finland — 1.9%
Neste OYJ	375,874	19,821,375

France — 7.4%
TOTAL SE	2,198,055	75,264,469

Italy — 1.7%
Eni SpA	2,216,508	17,383,378

Japan — 1.5%
ENEOS Holdings Inc.	2,817,920	10,013,456
Inpex Corp.	940,200	5,020,399

		15,033,855

Norway — 1.3%
Equinor ASA	937,059	13,299,856

Portugal — 0.4%
Galp Energia SGPS SA	394,828	3,663,218

Spain — 0.9%
Repsol SA	1,303,951	8,749,389

United Kingdom — 13.2%
BP PLC	17,642,203	51,363,246
Royal Dutch Shell PLC, Class A	3,577,080	44,575,056

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	3,235,919	$39,332,282

		135,270,584

United States — 48.9%
Apache Corp.	326,711	3,093,953
Baker Hughes Co.	572,829	7,612,898
Cabot Oil & Gas Corp.	347,717	6,036,367
Chevron Corp.	1,628,513	117,252,936
Concho Resources Inc.	171,135	7,550,476
ConocoPhillips.	934,930	30,703,101
Devon Energy Corp.	336,807	3,186,194
Diamondback Energy Inc.	137,814	4,150,958
EOG Resources Inc.	508,360	18,270,458
Exxon Mobil Corp.	3,686,859	126,569,870
Halliburton Co.	765,841	9,228,384
Hess Corp.	238,454	9,759,922
HollyFrontier Corp.	131,241	2,586,760
Kinder Morgan Inc./DE	1,695,602	20,906,773
Marathon Oil Corp.	682,834	2,792,791
Marathon Petroleum Corp.	568,388	16,676,504
National Oilwell Varco Inc.	336,566	3,049,288
Noble Energy Inc.	423,695	3,622,592
Occidental Petroleum Corp.(b)	732,226	7,329,582
ONEOK Inc.	388,127	10,083,540
Phillips 66	381,052	19,753,736
Pioneer Natural Resources Co.	143,336	12,325,463
Schlumberger Ltd.	1,209,906	18,826,137
TechnipFMC PLC	372,111	2,348,020
Valero Energy Corp.	356,294	15,434,656
Williams Companies Inc. (The)	1,058,805	20,805,518

		499,956,877

Total Common Stocks — 98.0% (Cost: $1,710,001,196)		1,001,439,596

Preferred Stocks

Brazil — 1.4%
Petroleo Brasileiro SA, Preference Shares, ADR	2,000,327	14,082,302

Total Preferred Stocks — 1.4% (Cost: $28,615,153)		14,082,302

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(c)(d)(e)	4,570,974	4,575,088
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(c)(d)	1,370,000	1,370,000

		5,945,088

Total Short-Term Investments — 0.6% (Cost: $5,945,088)		5,945,088

Total Investments in Securities — 100.0% (Cost: $1,744,561,437)		1,021,466,986

Other Assets, Less Liabilities — (0.0)%		(56,828)

Net Assets — 100.0%		$1,021,410,158

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Energy ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,688,600	$—		$(2,129,115	)(a)	$19,227	$(3,624)	$4,575,088	4,570,974	$116,365	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	690,000	(a)	—		—	—	1,370,000	1,370,000	1,000		—

						$19,227	$(3,624)	$5,945,088		$117,365		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	14	12/18/20	$1,057	$(19,314)
S&P Select Sector Energy E-Mini Index	153	12/18/20	4,739	(291,145)

				$(310,459)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$310,459

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Energy ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(212,721)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(561,068)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,602,586

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,001,439,596	$—	$—	$1,001,439,596
Preferred Stocks	14,082,302	—	—	14,082,302
Money Market Funds	5,945,088	—	—	5,945,088

	$1,021,466,986	$—	$—	$1,021,466,986

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(310,459)	$—	$—	$(310,459)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.0%
AMP Ltd.	150,881	$141,128
ASX Ltd.	8,125	471,828
Australia & New Zealand Banking Group Ltd.	120,254	1,484,227
Commonwealth Bank of Australia	75,263	3,431,425
Insurance Australia Group Ltd.	99,370	311,959
Macquarie Group Ltd.	14,438	1,237,362
Medibank Pvt Ltd.	118,680	213,510
National Australia Bank Ltd.	136,388	1,735,170
QBE Insurance Group Ltd.	62,403	385,102
Suncorp Group Ltd.	53,441	323,667
Westpac Banking Corp.	154,027	1,859,116

		11,594,494

Austria — 0.1%
Erste Group Bank AG(a)	12,632	264,781

Belgium — 0.6%
Ageas SA/NV	7,803	318,976
Groupe Bruxelles Lambert SA	4,997	451,082
KBC Group NV	14,541	729,634

		1,499,692

Brazil — 0.5%
B3 SA - Brasil, Bolsa, Balcao	87,392	852,919
Banco do Brasil SA	60,871	319,882

		1,172,801

Canada — 7.8%
Bank of Montreal	27,109	1,579,760
Bank of Nova Scotia (The)	51,631	2,138,295
Brookfield Asset Management Inc., Class A	59,329	1,956,980
Canadian Imperial Bank of Commerce	18,870	1,406,050
Manulife Financial Corp.	82,773	1,147,637
National Bank of Canada	14,286	707,375
Power Corp. of Canada	25,131	490,861
Royal Bank of Canada	60,428	4,229,394
Sun Life Financial Inc.	24,992	1,015,209
Toronto-Dominion Bank (The)	76,829	3,545,954

		18,217,515

Chile — 0.1%
Banco de Chile, ADR	9,913	149,884
Banco Santander Chile, ADR	6,516	90,312

		240,196

China — 4.0%
Bank of China Ltd., Class H	3,262,000	1,010,168
China Construction Bank Corp., Class H	4,187,720	2,712,562
China Life Insurance Co. Ltd., Class H	315,000	704,787
China Merchants Bank Co. Ltd., Class H	162,000	764,013
Industrial & Commercial Bank of China Ltd., Class H	3,175,000	1,646,903
Ping An Insurance Group Co. of China Ltd., Class H	234,000	2,400,387

		9,238,820

Colombia — 0.1%
Bancolombia SA, ADR	4,789	122,359

Denmark — 0.2%
Danske Bank A/S(a)	28,816	390,856

Finland — 0.8%
Nordea Bank Abp(a)	137,317	1,048,059
Sampo OYJ, Class A	20,997	831,982

		1,880,041

Security	Shares	Value

France — 1.9%
AXA SA	88,660	$1,640,186
BNP Paribas SA(a)	48,812	1,772,991
Credit Agricole SA(a)	53,559	469,286
SCOR SE(a)	6,838	189,720
Societe Generale SA(a)	33,767	448,158

		4,520,341

Germany — 3.3%
Allianz SE, Registered	17,730	3,401,839
Commerzbank AG(a)	41,856	205,803
Deutsche Bank AG, Registered(a)	88,039	742,288
Deutsche Boerse AG	8,110	1,424,627
Hannover Rueck SE	2,656	411,745
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,934	1,507,213

		7,693,515

Hong Kong — 3.4%
AIA Group Ltd.	513,600	5,029,967
Hang Seng Bank Ltd.	30,700	451,983
Hong Kong Exchanges & Clearing Ltd.	50,600	2,362,204

		7,844,154

Italy — 1.3%
Assicurazioni Generali SpA	52,103	734,711
Intesa Sanpaolo SpA(a)	745,315	1,401,012
Mediobanca Banca di Credito Finanziario SpA	30,401	238,782
UniCredit SpA(a)	89,907	742,751

		3,117,256

Japan — 4.9%
Dai-ichi Life Holdings Inc.	48,400	677,407
Daiwa Securities Group Inc.	65,500	273,532
Japan Exchange Group Inc.	22,700	631,978
Mitsubishi UFJ Financial Group Inc.	548,100	2,161,134
Mizuho Financial Group Inc.	108,610	1,348,748
MS&AD Insurance Group Holdings Inc.	20,900	559,287
Nomura Holdings Inc.	129,100	585,495
ORIX Corp.	55,800	690,031
Resona Holdings Inc.	94,800	321,240
Sompo Holdings Inc.	15,700	539,897
Sumitomo Mitsui Financial Group Inc.	58,600	1,620,065
Sumitomo Mitsui Trust Holdings Inc.	15,727	416,163
T&D Holdings Inc.	25,200	246,436
Tokio Marine Holdings Inc.	29,900	1,303,326

		11,374,739

Malta — 0.0%
BGP Holdings PLC(a)(b)	608,993	7

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O(a)	104,690	363,356

Netherlands — 1.0%
ABN AMRO Bank NV, CVA(c)	17,980	150,795
Aegon NV	59,508	154,916
EXOR NV	4,258	232,081
ING Groep NV(a)	166,792	1,184,681
NN Group NV	13,609	511,473

		2,233,946

Norway — 0.2%
DNB ASA(a)	38,678	534,496

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru — 0.1%
Credicorp Ltd.	2,649	$328,450

Singapore — 1.3%
DBS Group Holdings Ltd.	76,000	1,108,461
Oversea-Chinese Banking Corp. Ltd.	166,300	1,025,746
United Overseas Bank Ltd.	65,100	907,518

		3,041,725

South Korea — 0.4%
KB Financial Group Inc., ADR	17,137	550,440
Shinhan Financial Group Co. Ltd., ADR(d)	20,474	470,288

		1,020,728

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA	283,906	789,692
Banco Santander SA(a)	706,098	1,324,479
CaixaBank SA	157,760	335,400

		2,449,571

Sweden — 1.6%
Industrivarden AB, Class A(a)	6,826	185,179
Industrivarden AB, Class C(a)	7,006	187,009
Investor AB, Class B	19,302	1,265,952
Kinnevik AB, Class B	10,145	413,338
Skandinaviska Enskilda Banken AB, Class A(a)	68,118	606,136
Svenska Handelsbanken AB, Class A(a)	64,295	541,084
Swedbank AB, Class A(a)	39,533	621,662

		3,820,360

Switzerland — 3.4%
Baloise Holding AG, Registered	2,071	305,437
Credit Suisse Group AG, Registered	98,797	994,046
Julius Baer Group Ltd.	9,291	397,124
Partners Group Holding AG	797	735,279
Swiss Life Holding AG, Registered	1,360	515,875
Swiss Re AG	12,006	892,266
UBS Group AG, Registered	163,358	1,831,388
Zurich Insurance Group AG	6,408	2,236,784

		7,908,199

Taiwan — 0.4%
Cathay Financial Holding Co. Ltd.	364,000	485,132
CTBC Financial Holding Co. Ltd.	828,000	526,041

		1,011,173

United Kingdom — 5.6%
3i Group PLC	40,734	524,819
Admiral Group PLC	10,619	358,444
Aviva PLC	168,033	620,635
Barclays PLC(a)	698,902	881,946
Direct Line Insurance Group PLC	59,722	208,000
Hargreaves Lansdown PLC	11,466	231,539
HSBC Holdings PLC	878,543	3,424,377
Legal & General Group PLC	253,169	616,463
Lloyds Banking Group PLC(a)	2,974,198	1,013,361
London Stock Exchange Group PLC	13,410	1,538,783
M&G PLC	105,898	218,363
Natwest Group PLC(a)	194,410	266,539
Prudential PLC	109,594	1,571,265
RSA Insurance Group PLC	42,829	250,103
Schroders PLC	5,484	191,068
St. James’s Place PLC	22,760	273,939
Standard Chartered PLC(a)	112,340	517,175

Security	Shares	Value

United Kingdom (continued)
Standard Life Aberdeen PLC	101,481	$296,500

		13,003,319

United States — 49.3%
Aflac Inc.	28,201	1,025,106
Allstate Corp. (The)	13,308	1,252,815
American Express Co.	27,744	2,781,336
American International Group Inc.	36,546	1,006,111
Ameriprise Financial Inc.	5,176	797,673
Aon PLC, Class A	9,852	2,032,468
Arthur J Gallagher & Co.	8,077	852,770
Assurant Inc.	2,575	312,373
Bank of America Corp.	323,937	7,803,642
Bank of New York Mellon Corp. (The)	34,476	1,183,906
Berkshire Hathaway Inc., Class B(a)	84,218	17,933,381
BlackRock Inc.(e)	6,026	3,395,952
Capital One Financial Corp.	19,348	1,390,347
Cboe Global Markets Inc.	4,689	411,413
Charles Schwab Corp. (The)	48,897	1,771,538
Chubb Ltd.	19,225	2,232,407
Cincinnati Financial Corp.	6,376	497,137
Citigroup Inc.	88,688	3,823,340
Citizens Financial Group Inc.	17,983	454,610
CME Group Inc.	15,260	2,553,151
Comerica Inc.	5,875	224,719
Discover Financial Services	12,978	749,869
E*TRADE Financial Corp.	9,331	467,017
Everest Re Group Ltd.	1,683	332,460
Fifth Third Bancorp	30,303	646,060
First Republic Bank/CA	7,261	791,885
Franklin Resources Inc.	11,560	235,246
Globe Life Inc.	4,155	331,985
Goldman Sachs Group Inc. (The)	14,619	2,937,980
Hartford Financial Services Group Inc. (The)	15,304	564,105
Huntington Bancshares Inc./OH	42,974	394,072
Intercontinental Exchange Inc.	23,858	2,386,993
Invesco Ltd.	16,202	184,865
JPMorgan Chase & Co.	129,710	12,487,182
KeyCorp.	41,272	492,375
Lincoln National Corp.	8,187	256,499
Loews Corp.	10,251	356,222
M&T Bank Corp.	5,416	498,759
MarketAxess Holdings Inc.	1,618	779,213
Marsh & McLennan Companies Inc.	21,715	2,490,711
MetLife Inc.	32,808	1,219,473
Moody’s Corp.	6,864	1,989,530
Morgan Stanley	50,988	2,465,270
MSCI Inc.	3,557	1,269,066
Nasdaq Inc.	4,898	601,034
Northern Trust Corp.	8,814	687,228
People’s United Financial Inc.	17,789	183,405
PNC Financial Services Group Inc. (The)	18,088	1,988,052
Principal Financial Group Inc.	10,770	433,708
Progressive Corp. (The)	24,923	2,359,460
Prudential Financial Inc.	16,817	1,068,216
Raymond James Financial Inc.	5,161	375,514
Regions Financial Corp.	40,576	467,841
S&P Global Inc.	10,242	3,693,265
State Street Corp.	15,027	891,552
SVB Financial Group(a)	2,207	531,048
Synchrony Financial	22,755	595,498

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
T Rowe Price Group Inc.	9,728	$1,247,324
Travelers Companies Inc. (The)	10,810	1,169,534
Truist Financial Corp.	57,429	2,185,173
U.S. Bancorp	58,390	2,093,282
Unum Group	8,877	149,400
Wells Fargo & Co.	175,066	4,115,802
Willis Towers Watson PLC	5,459	1,139,948
WR Berkley Corp.	6,084	372,037
Zions Bancorp NA	6,888	201,267

		114,612,620

Total Common Stocks — 98.6% (Cost: $319,252,663)		229,499,510

Preferred Stocks

Brazil — 0.8%
Banco Bradesco SA, Preference Shares, ADR	189,758	650,870
Itau Unibanco Holding SA, Preference Shares, ADR	206,124	820,373
Itausa SA, Preference Shares, NVS	191,039	298,263

		1,769,506

Total Preferred Stocks — 0.8% (Cost: $3,320,807)		1,769,506

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(e)(f)(g)	54,691	54,740

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(e)(f)	360,000	$360,000

		414,740

Total Short-Term Investments — 0.2% (Cost: $414,641)		414,740

Total Investments in Securities — 99.6% (Cost: $322,988,111)		231,683,756

Other Assets, Less Liabilities — 0.4%		983,635

Net Assets — 100.0%		$232,667,391

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,910,402	$—	$(3,859,218	)(a)	$4,215	$(659)	$54,740	54,691	$6,419	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	380,000	—	(20,000	)(a)	—	—	360,000	360,000	281		—
BlackRock Inc.	2,180,051	1,279,619	(677,462)		(30,626)	644,370	3,395,952	6,026	43,030		—

					$(26,411)	$643,711	$3,810,692		$49,730		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Financials ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	12/18/20	$300	$(7,920)
Hang Seng Index	1	10/29/20	151	810
S&P Select Sector Financial E-Mini Index	12	12/18/20	887	(20,541)

				$(27,651)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$810

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$28,461

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$288,892

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(108,297)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,532,745

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Financials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$229,499,503	$—	$7	$229,499,510
Preferred Stocks	1,769,506	—	—	1,769,506
Money Market Funds	414,740	—	—	414,740

	$231,683,749	$—	$7	$231,683,756

Derivative financial instruments(a)
Assets
Futures Contracts	$810	$—	$—	$810
Liabilities
Futures Contracts	(28,461)	—	—	(28,461)

	$(27,651)	$—	$—	$(27,651)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E OF I N V E S T M E N T S	32

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Cochlear Ltd.	25,400	$3,604,678
CSL Ltd.	175,961	36,196,443
Ramsay Health Care Ltd.	71,842	3,402,640
Sonic Healthcare Ltd.	184,369	4,381,976

		47,585,737

Belgium — 0.4%
Galapagos NV(a)	18,460	2,623,632
UCB SA	48,993	5,572,812

		8,196,444

Canada — 0.1%
Bausch Health Companies Inc.(a)	119,661	1,854,376
Canopy Growth Corp.(a)(b)	88,945	1,271,166

		3,125,542

China — 0.4%
Wuxi Biologics Cayman Inc.(a)(c)	373,500	9,089,303

Denmark — 2.9%
Coloplast A/S, Class B	46,036	7,277,717
Genmab A/S(a)	25,175	9,121,736
GN Store Nord A/S	55,130	4,175,732
Novo Nordisk A/S, Class B	646,203	44,725,972

		65,301,157

France — 1.9%
Sanofi	444,268	44,454,464

Germany — 2.2%
Bayer AG, Registered	380,703	23,799,267
Fresenius Medical Care AG & Co. KGaA	82,125	6,935,808
Fresenius SE & Co. KGaA	158,700	7,226,249
Merck KGaA	50,082	7,314,657
QIAGEN NV(a)	87,880	4,565,227

		49,841,208

Ireland — 0.3%
Steris PLC(b)	32,958	5,806,870

Japan — 6.6%
Astellas Pharma Inc.	721,475	10,713,080
Chugai Pharmaceutical Co. Ltd.	247,200	11,044,708
Daiichi Sankyo Co. Ltd.	708,600	21,681,696
Eisai Co. Ltd.	114,800	10,425,881
Hoya Corp.	145,600	16,363,271
M3 Inc.	165,600	10,199,943
Olympus Corp.	499,300	10,323,819
Ono Pharmaceutical Co. Ltd.	192,500	6,026,912
Otsuka Holdings Co. Ltd.	216,100	9,108,432
Shionogi & Co. Ltd.	108,600	5,792,755
Sysmex Corp.	64,100	6,092,324
Takeda Pharmaceutical Co. Ltd.	610,792	21,669,717
Terumo Corp.	279,600	11,074,841

		150,517,379

Netherlands — 0.9%
Argenx SE(a)	18,195	4,800,684
Koninklijke Philips NV(a)	353,046	16,642,783

		21,443,467

South Korea — 0.4%
Celltrion Inc.(a)	37,665	8,293,063

Security	Shares	Value

Spain — 0.1%
Grifols SA	113,630	$3,276,575

Switzerland — 9.7%
Alcon Inc.(a)	189,378	10,780,375
Lonza Group AG, Registered	28,857	17,859,145
Novartis AG, Registered	956,022	83,151,802
Roche Holding AG, Bearer	10,540	3,627,481
Roche Holding AG, NVS	272,253	93,388,335
Sonova Holding AG, Registered(a)	21,102	5,365,363
Straumann Holding AG, Registered	4,438	4,492,343
Vifor Pharma AG	16,876	2,303,402

		220,968,246

United Kingdom — 4.3%
AstraZeneca PLC	508,332	55,576,992
GlaxoSmithKline PLC	1,934,440	36,312,249
Smith & Nephew PLC	345,272	6,769,164

		98,658,405

United States — 67.1%
Abbott Laboratories	686,105	74,668,807
AbbVie Inc.	683,898	59,902,626
ABIOMED Inc.(a)	17,456	4,836,359
Agilent Technologies Inc.	119,474	12,059,706
Alexion Pharmaceuticals Inc.(a)	84,932	9,718,769
Align Technology Inc.(a)	27,783	9,095,043
AmerisourceBergen Corp.	56,957	5,520,272
Amgen Inc.	226,964	57,685,170
Anthem Inc.	97,462	26,177,319
Baxter International Inc.	196,172	15,776,152
Becton Dickinson and Co.	112,328	26,136,479
Biogen Inc.(a)	61,348	17,403,201
Bio-Rad Laboratories Inc., Class A(a)	8,289	4,272,648
Boston Scientific Corp.(a)	554,406	21,183,853
Bristol-Myers Squibb Co.	873,432	52,659,215
Cardinal Health Inc.	113,326	5,320,656
Catalent Inc.(a)	63,606	5,448,490
Centene Corp.(a)	224,553	13,098,176
Cerner Corp.	118,340	8,554,799
Cigna Corp.	142,295	24,106,196
Cooper Companies Inc. (The)	19,039	6,418,428
CVS Health Corp.	507,141	29,617,034
Danaher Corp.	244,666	52,683,930
DaVita Inc.(a)(b)	31,200	2,672,280
Dentsply Sirona Inc.	84,670	3,702,619
DexCom Inc.(a)(b)	37,101	15,294,145
Edwards Lifesciences Corp.(a)	240,933	19,231,272
Eli Lilly & Co.	307,635	45,536,133
Gilead Sciences Inc.	485,835	30,699,914
HCA Healthcare Inc.	102,174	12,739,054
Henry Schein Inc.(a)(b)	55,194	3,244,303
Hologic Inc.(a)	100,360	6,670,929
Humana Inc.	51,265	21,218,071
IDEXX Laboratories Inc.(a)	32,959	12,956,512
Illumina Inc.(a)	56,576	17,486,510
Incyte Corp.(a)	72,036	6,464,511
Intuitive Surgical Inc.(a)	45,349	32,176,929
IQVIA Holdings Inc.(a)	74,120	11,683,536
Johnson & Johnson	1,020,257	151,895,862
Laboratory Corp. of America Holdings(a)	37,744	7,106,063
McKesson Corp.	62,850	9,360,250
Medtronic PLC	520,903	54,132,240

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Merck & Co. Inc.	980,117	$81,300,705
Mettler-Toledo International Inc.(a)	9,289	8,970,852
Mylan NV(a)	201,299	2,985,264
PerkinElmer Inc.	43,330	5,438,348
Perrigo Co. PLC	53,079	2,436,857
Pfizer Inc.	2,153,370	79,028,679
Quest Diagnostics Inc.	52,044	5,958,518
Regeneron Pharmaceuticals Inc.(a)	40,511	22,677,248
ResMed Inc.	56,151	9,625,966
Stryker Corp.	126,631	26,386,101
Teleflex Inc.	18,025	6,136,071
Thermo Fisher Scientific Inc.	153,296	67,683,250
UnitedHealth Group Inc.	368,269	114,815,226
Universal Health Services Inc., Class B	30,029	3,213,704
Varian Medical Systems Inc.(a)	35,314	6,074,008
Vertex Pharmaceuticals Inc.(a)	100,934	27,466,160
Waters Corp.(a)	23,996	4,695,537
West Pharmaceutical Services Inc.	28,613	7,865,714
Zimmer Biomet Holdings Inc.	80,235	10,923,193
Zoetis Inc.	184,125	30,448,751

		1,530,744,613

Total Common Stocks — 99.4% (Cost: $1,819,413,497)		2,267,302,473

Preferred Stocks

Germany — 0.2%
Sartorius AG, Preference Shares, NVS	13,202	5,424,659

Total Preferred Stocks — 0.2% (Cost: $4,324,599)		5,424,659

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(d)(e)(f)	6,911,077	$6,917,297
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(d)(e)	3,444,000	3,444,000

		10,361,297

Total Short-Term Investments — 0.4% (Cost: $10,352,146)		10,361,297

Total Investments in Securities — 100.0% (Cost: $1,834,090,242)		2,283,088,429

Other Assets, Less Liabilities — (0.0)%		(865,191)

Net Assets — 100.0%		$2,282,223,238

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,608,147	$—	$(26,719,066)	(a)	$29,692	$(1,476)	$6,917,297	6,911,077	$147,671	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,864,000	—	(420,000)	(a)	—	—	3,444,000	3,444,000	3,678		—

					$29,692	$(1,476)	$10,361,297		$151,349		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Healthcare ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	80	12/18/20	$8,520	$82,116

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$82,116

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,331,105

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(716,501)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,057,540

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,267,302,473	$—	$—	$2,267,302,473
Preferred Stocks	5,424,659	—	—	5,424,659
Money Market Funds	10,361,297	—	—	10,361,297

	$2,283,088,429	$—	$—	$2,283,088,429

Derivative financial instruments(a)
Assets
Futures Contracts	$82,116	$—	$—	$82,116

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Aurizon Holdings Ltd.	99,719	$303,763
Brambles Ltd.	79,458	597,421
Qantas Airways Ltd.(a)	98,040	284,594
Sydney Airport	142,365	597,955
Transurban Group	143,838	1,454,683

		3,238,416

Brazil — 0.2%
CCR SA	60,400	135,771
WEG SA	39,139	456,215

		591,986

Canada — 3.5%
Canadian National Railway Co.	37,339	3,964,098
Canadian Pacific Railway Ltd.	7,124	2,160,267
SNC-Lavalin Group Inc.	9,384	149,989
Thomson Reuters Corp.	8,877	706,172
Waste Connections Inc.	13,850	1,435,029

		8,415,555

Denmark — 1.8%
AP Moller - Maersk A/S, Class A	167	245,590
AP Moller - Maersk A/S, Class B, NVS	328	520,852
DSV PANALPINA A/S	10,735	1,754,569
Vestas Wind Systems A/S	10,460	1,697,263

		4,218,274

Finland — 1.0%
Kone OYJ, Class B	20,997	1,848,138
Metso Outotec Oyj	37,089	260,737
Wartsila OYJ Abp	25,806	203,296

		2,312,171

France — 6.4%
Aeroports de Paris	1,413	141,421
Airbus SE(a)	32,143	2,339,574
Alstom SA(a)	9,996	498,411
Bouygues SA(b)	11,838	411,180
Bureau Veritas SA(a)	15,096	340,947
Cie. de Saint-Gobain(a)	28,823	1,217,113
Eiffage SA(a)	4,289	351,159
Legrand SA	13,974	1,117,240
Safran SA(a)	17,294	1,712,428
Schneider Electric SE	28,319	3,521,739
Teleperformance	3,064	947,115
Thales SA	5,457	410,570
Vinci SA	26,752	2,243,636

		15,252,533

Germany — 3.8%
Brenntag AG	8,099	515,703
Deutsche Lufthansa AG, Registered(a)(b)	15,564	134,329
Deutsche Post AG, Registered	51,120	2,331,895
GEA Group AG	8,670	305,108
MTU Aero Engines AG	2,814	468,577
Siemens AG, NVS	1	0	(c)
Siemens AG, Registered	42,392	5,362,823

		9,118,435

Hong Kong — 0.8%
CK Hutchison Holdings Ltd.	139,520	838,920
Techtronic Industries Co. Ltd.	88,500	1,160,207

		1,999,127

Security	Shares	Value

Ireland — 1.1%
Kingspan Group PLC(a)	8,029	$731,562
Ryanair Holdings PLC, ADR(a)(b)	4,767	389,750
Trane Technologies PLC	12,601	1,527,871

		2,649,183

Italy — 0.6%
Atlantia SpA(a)	26,357	415,088
CNH Industrial NV(a)	52,407	408,553
Leonardo SpA	17,370	101,845
Prysmian SpA	14,045	409,112

		1,334,598

Japan — 15.2%
AGC Inc.	11,600	337,459
ANA Holdings Inc.(a)	18,100	416,782
Central Japan Railway Co.	10,700	1,530,020
Dai Nippon Printing Co. Ltd.	14,400	290,101
Daifuku Co. Ltd.	6,200	621,586
Daikin Industries Ltd.	15,400	2,816,450
East Japan Railway Co.	20,400	1,252,649
FANUC Corp.	10,200	1,944,698
Hankyu Hanshin Holdings Inc.	12,800	409,969
ITOCHU Corp.	74,100	1,885,326
Japan Airlines Co. Ltd.(a)	17,300	322,295
Kajima Corp.	26,300	314,513
Kintetsu Group Holdings Co. Ltd.	10,200	433,498
Komatsu Ltd.	51,300	1,122,932
Kubota Corp.	61,200	1,088,818
Makita Corp.	15,300	727,812
Marubeni Corp.	86,900	489,549
Mitsubishi Corp.	73,900	1,759,440
Mitsubishi Electric Corp.	112,700	1,518,081
Mitsubishi Heavy Industries Ltd.	17,500	386,466
Mitsui & Co. Ltd.	85,300	1,457,367
Nidec Corp.	28,800	2,675,865
Nippon Express Co. Ltd.	5,100	296,731
Obayashi Corp.	37,800	342,073
Odakyu Electric Railway Co. Ltd.	17,900	448,475
Recruit Holdings Co. Ltd.	88,500	3,488,676
Secom Co. Ltd.	11,000	1,001,289
Shimizu Corp.	36,400	272,146
SMC Corp.	3,300	1,828,087
Sumitomo Corp.	62,400	744,152
Taisei Corp.	11,000	370,037
Tokyu Corp.	29,300	378,432
Toppan Printing Co. Ltd.	17,900	250,698
Toshiba Corp.	22,100	559,359
TOTO Ltd.	7,800	356,628
Toyota Tsusho Corp.	12,100	337,328
West Japan Railway Co.	10,200	501,736
Yamato Holdings Co. Ltd.	18,700	489,251
Yaskawa Electric Corp.	13,300	516,095

		35,982,869

Mexico — 0.0%
Alfa SAB de CV, Class A	154,507	95,956

Netherlands — 0.7%
Randstad NV(a)	6,585	343,856
Wolters Kluwer NV	14,405	1,230,416

		1,574,272

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	14,470	$328,590
Aena SME SA(a)(d)	3,851	538,744
Ferrovial SA	26,349	641,137
International Consolidated Airlines Group SA(b)	70,589	86,713
International Consolidated Airlines Group SA, NVS	66,998	82,302

		1,677,486

Sweden — 3.9%
Alfa Laval AB(a)(b)	15,861	352,309
Assa Abloy AB, Class B	51,944	1,219,378
Atlas Copco AB, Class A	33,969	1,627,476
Atlas Copco AB, Class B	20,488	858,894
Epiroc AB, Class A	32,925	478,792
Epiroc AB, Class B	20,554	286,378
Nibe Industrier AB, Class B(a)	18,705	482,986
Sandvik AB(a)	57,184	1,123,873
Securitas AB, Class B(a)	16,524	253,399
Skanska AB, Class B(a)	20,915	443,538
SKF AB, Class B	19,546	405,552
Volvo AB, Class B(a)	83,160	1,607,915

		9,140,490

Switzerland — 2.9%
ABB Ltd., Registered	100,237	2,558,430
Adecco Group AG, Registered	8,619	456,678
Geberit AG, Registered	1,940	1,152,492
Kuehne + Nagel International AG, Registered	2,663	519,702
Schindler Holding AG, Participation Certificates, NVS	2,131	583,343
Schindler Holding AG, Registered	1,021	278,490
SGS SA, Registered	270	725,584
Siemens Energy AG(a)	21,188	571,447

		6,846,166

United Kingdom — 5.0%
Ashtead Group PLC	23,972	867,748
BAE Systems PLC	169,383	1,055,475
Bunzl PLC	17,603	570,522
DCC PLC	5,355	415,930
Experian PLC	48,304	1,823,464
Ferguson PLC	12,204	1,232,525
IMI PLC	15,402	209,073
Intertek Group PLC	8,466	693,246
Melrose Industries PLC(a)	252,763	377,422
RELX PLC	104,274	2,326,741
Rentokil Initial PLC(a)	97,066	672,108
Rolls-Royce Holdings PLC	101,111	169,931
Smiths Group PLC	20,706	368,070
Spirax-Sarco Engineering PLC	3,881	555,171
Travis Perkins PLC	13,362	187,600
Weir Group PLC (The)	13,240	214,386

		11,739,412

United States — 50.5%
3M Co.	30,223	4,841,120
A O Smith Corp.	7,117	375,778
Alaska Air Group Inc.	6,309	231,099
Allegion PLC	4,845	479,219
American Airlines Group Inc.(b)	26,169	321,617
AMETEK Inc.	12,094	1,202,144
Boeing Co. (The)	27,870	4,605,796
Carrier Global Corp.	42,869	1,309,219
Caterpillar Inc.	28,433	4,240,782
CH Robinson Worldwide Inc.	7,093	724,834

Security	Shares	Value

United States (continued)
Cintas Corp.	4,557	$1,516,706
Copart Inc.(a)	10,894	1,145,613
CSX Corp.	40,253	3,126,451
Cummins Inc.	7,753	1,637,124
Deere & Co.	16,477	3,651,798
Delta Air Lines Inc.	33,330	1,019,231
Dover Corp.	7,601	823,492
Eaton Corp. PLC	21,054	2,148,140
Emerson Electric Co.	31,368	2,056,800
Equifax Inc.	6,359	997,727
Expeditors International of Washington Inc.	8,729	790,149
Fastenal Co.	30,148	1,359,373
FedEx Corp.	12,722	3,199,837
Flowserve Corp.	6,942	189,447
Fortive Corp.	17,604	1,341,601
Fortune Brands Home & Security Inc.	7,219	624,588
General Dynamics Corp.	12,205	1,689,538
General Electric Co.	460,704	2,870,186
Honeywell International Inc.	36,841	6,064,397
Howmet Aerospace Inc.	20,200	337,744
Huntington Ingalls Industries Inc.	2,110	296,983
IDEX Corp.	3,978	725,627
IHS Markit Ltd.	19,646	1,542,408
Illinois Tool Works Inc.	15,135	2,924,233
Ingersoll Rand Inc.(a)	19,419	691,316
Jacobs Engineering Group Inc.	6,805	631,300
JB Hunt Transport Services Inc.	4,374	552,786
Johnson Controls International PLC	38,993	1,592,864
Kansas City Southern	4,969	898,544
L3Harris Technologies Inc.	11,349	1,927,514
Lockheed Martin Corp.	12,917	4,950,828
Masco Corp.	13,682	754,289
Nielsen Holdings PLC	18,398	260,884
Norfolk Southern Corp.	13,393	2,865,968
Northrop Grumman Corp.	8,129	2,564,618
Old Dominion Freight Line Inc.	5,042	912,199
Otis Worldwide Corp.	21,434	1,337,910
PACCAR Inc.	18,169	1,549,452
Parker-Hannifin Corp.	6,756	1,367,009
Pentair PLC	8,721	399,160
Quanta Services Inc.	7,293	385,508
Raytheon Technologies Corp.	80,085	4,608,091
Republic Services Inc.	11,052	1,031,704
Robert Half International Inc.	6,079	321,822
Rockwell Automation Inc.	6,090	1,343,941
Rollins Inc.(b)	7,726	418,672
Roper Technologies Inc.	5,475	2,163,227
Snap-on Inc.	2,856	420,203
Southwest Airlines Co.	30,847	1,156,763
Stanley Black & Decker Inc.	8,372	1,357,938
Teledyne Technologies Inc.(a)	1,938	601,187
Textron Inc.	11,832	427,017
TransDigm Group Inc.	2,884	1,370,246
Union Pacific Corp.	35,625	7,013,494
United Airlines Holdings Inc.(a)(b)	15,185	527,679
United Parcel Service Inc., Class B	37,118	6,184,972
United Rentals Inc.(a)(b)	3,778	659,261
Verisk Analytics Inc.	8,553	1,584,956
Waste Management Inc.	20,429	2,311,950
Westinghouse Air Brake Technologies Corp.	9,435	583,838

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
WW Grainger Inc.	2,357	$840,907
Xylem Inc./NY	9,486	797,962

		119,778,780

Total Common Stocks — 99.5% (Cost: $256,639,370)		235,965,709

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(e)(f)(g)	2,078,602	2,080,472
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(e)(f)	260,000	260,000

		2,340,472

Total Short-Term Investments — 1.0% (Cost: $2,340,210)		2,340,472

Total Investments in Securities — 100.5% (Cost: $258,979,580)		238,306,181

Other Assets, Less Liabilities — (0.5)%		(1,252,951)

Net Assets — 100.0%		$237,053,230

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$860,991	$1,217,990	(a)	$—		$1,488	$3	$2,080,472	2,078,602	$14,508	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	315,000	—		(55,000	)(a)	—	—	260,000	260,000	158		—

						$1,488	$3	$2,340,472		$14,666		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	7	12/18/20	$262	$(5,948)
S&P Select Sector Industrial E-Mini Index	8	12/18/20	619	(7,609)
TOPIX Index	1	12/10/20	154	3,028

				$(10,529)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Industrials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$3,028

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$13,557

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$208,553

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(31,864)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$788,337

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$235,883,407	$82,302	$—	$235,965,709
Money Market Funds	2,340,472	—	—	2,340,472

	$238,223,879	$82,302	$—	$238,306,181

Derivative financial instruments(a)
Assets
Futures Contracts	$3,028	$—	$—	$3,028

Liabilities
Futures Contracts	(13,557)	—	—	(13,557)

	$(10,529)	$—	$—	$(10,529)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.0%
BHP Group Ltd.	605,447	$15,448,763
BHP Group PLC	434,084	9,280,856
Fortescue Metals Group Ltd.	341,714	3,992,252
James Hardie Industries PLC	91,181	2,165,830
Newcrest Mining Ltd.	167,800	3,757,254
Rio Tinto Ltd.	76,294	5,157,768
South32 Ltd.	997,288	1,458,204

		41,260,927

Belgium — 0.7%
Solvay SA	15,001	1,292,230
Umicore SA	41,075	1,712,323

		3,004,553

Brazil — 1.8%
Vale SA, ADR	705,961	7,469,067

Canada — 9.0%
Agnico Eagle Mines Ltd.	49,855	3,959,661
Barrick Gold Corp.	365,415	10,231,346
CCL Industries Inc., Class B, NVS	30,453	1,170,471
First Quantum Minerals Ltd.	113,621	1,009,681
Franco-Nevada Corp.	39,170	5,456,382
Kinross Gold Corp.(a)	258,568	2,274,508
Kirkland Lake Gold Ltd.	56,852	2,766,521
Nutrien Ltd.	117,017	4,573,803
Teck Resources Ltd., Class B	95,854	1,330,438
Wheaton Precious Metals Corp.	92,269	4,512,771

		37,285,582

Chile — 0.3%
Empresas CMPC SA	233,412	488,855
Sociedad Quimica y Minera de Chile SA, ADR	24,585	797,046

		1,285,901

Denmark — 1.2%
Chr Hansen Holding A/S	21,129	2,349,312
Novozymes A/S, Class B	43,154	2,718,646

		5,067,958

Finland — 1.3%
Stora Enso OYJ, Class R	125,584	1,969,685
UPM-Kymmene OYJ	109,411	3,334,539

		5,304,224

France — 4.1%
Air Liquide SA	96,810	15,382,542
Arkema SA	13,648	1,450,313

		16,832,855

Germany — 4.9%
BASF SE	188,770	11,506,357
Covestro AG(b)	34,591	1,717,850
HeidelbergCement AG	30,181	1,851,697
LANXESS AG	18,053	1,036,265
Symrise AG	26,457	3,660,928
thyssenkrupp AG(a)(c)	82,473	417,022

		20,190,119

Ireland — 8.1%
CRH PLC	162,473	5,881,477
Linde PLC	107,974	25,711,849
Smurfit Kappa Group PLC	48,464	1,904,986

		33,498,312

Security	Shares	Value

Japan — 7.2%
Asahi Kasei Corp.	286,900	$2,486,757
JFE Holdings Inc.(a)	119,300	827,514
Mitsubishi Chemical Holdings Corp.	290,200	1,665,632
Mitsui Chemicals Inc.	41,900	1,006,902
Nippon Paint Holdings Co. Ltd.	40,700	4,169,118
Nippon Steel Corp.(a)	194,929	1,827,748
Nitto Denko Corp.	32,600	2,112,991
Oji Holdings Corp.	208,700	953,221
Shin-Etsu Chemical Co. Ltd.	81,200	10,529,916
Sumitomo Chemical Co. Ltd.	339,800	1,117,318
Sumitomo Metal Mining Co. Ltd.	55,900	1,718,900
Toray Industries Inc.	334,700	1,520,153

		29,936,170

Mexico — 0.7%
Cemex SAB de CV, CPO, NVS	3,115,084	1,182,492
Grupo Mexico SAB de CV, Series B	655,100	1,669,224

		2,851,716

Netherlands — 2.9%
Akzo Nobel NV	39,658	4,018,960
ArcelorMittal SA(a)	142,383	1,900,735
Koninklijke DSM NV	37,287	6,147,682

		12,067,377

Norway — 0.5%
Norsk Hydro ASA(a)	279,055	767,680
Yara International ASA	35,148	1,350,459

		2,118,139

Peru — 0.2%
Southern Copper Corp.	17,411	788,196

South Korea — 2.0%
LG Chem Ltd.	9,719	5,434,995
POSCO	16,508	2,766,625

		8,201,620

Sweden — 0.8%
Boliden AB	56,123	1,672,403
Svenska Cellulosa AB SCA, Class B(a)	123,491	1,697,829

		3,370,232

Switzerland — 4.8%
Clariant AG, Registered	50,413	996,463
Givaudan SA, Registered	1,631	7,047,695
LafargeHolcim Ltd., Registered	105,067	4,801,919
Sika AG, Registered	29,138	7,177,066

		20,023,143

Taiwan — 1.2%
Formosa Plastics Corp.	900,720	2,444,465
Nan Ya Plastics Corp.	1,158,940	2,380,945

		4,825,410

United Kingdom — 8.4%
Amcor PLC	322,024	3,558,365
Anglo American PLC	280,155	6,793,853
Croda International PLC	27,089	2,188,791
DS Smith PLC	281,102	1,070,965
Glencore PLC(a)	2,248,378	4,678,629
Johnson Matthey PLC	40,852	1,244,813
Mondi PLC	99,869	2,116,769
Rio Tinto PLC	221,954	13,358,588

		35,010,773

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 29.1%
Air Products & Chemicals Inc.	45,398	$13,522,248
Albemarle Corp.	21,828	1,948,804
Avery Dennison Corp.	17,124	2,189,132
Ball Corp.	67,118	5,578,848
Celanese Corp.	24,340	2,615,333
CF Industries Holdings Inc.	44,059	1,353,052
Corteva Inc.	153,848	4,432,361
Dow Inc.	152,317	7,166,515
DuPont de Nemours Inc.	150,820	8,367,494
Eastman Chemical Co.	27,816	2,172,986
Ecolab Inc.	51,027	10,197,236
FMC Corp.	26,637	2,821,125
Freeport-McMoRan Inc.	298,546	4,669,259
International Flavors & Fragrances Inc.	21,944	2,687,043
International Paper Co.	80,859	3,278,024
LyondellBasell Industries NV, Class A	52,830	3,723,987
Martin Marietta Materials Inc.	12,797	3,011,902
Mosaic Co. (The)	70,642	1,290,629
Newmont Corp.	165,050	10,472,422
Nucor Corp.	62,132	2,787,241
Packaging Corp. of America	19,471	2,123,313
PPG Industries Inc.	48,498	5,920,636
Sealed Air Corp.	32,083	1,245,141
Sherwin-Williams Co. (The)	16,841	11,733,798
Vulcan Materials Co.	27,239	3,691,974
Westrock Co.	53,326	1,852,545

		120,853,048

Total Common Stocks — 99.2% (Cost: $439,942,906)		411,245,322

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR(c)	215,283	796,547

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	1,576	431,901

Total Preferred Stocks — 0.3% (Cost: $2,038,153)		1,228,448

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(d)(e)(f)	1,188,699	1,189,769
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(d)(e)	470,000	470,000

		1,659,769

Total Short-Term Investments — 0.4% (Cost: $1,659,806)		1,659,769

Total Investments in Securities — 99.9% (Cost: $443,640,865)		414,133,539

Other Assets, Less Liabilities — 0.1%		559,075

Net Assets — 100.0%		$414,692,614

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Materials ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,089,098	$99,896	(a)	$—	$1,138	$(363)	$1,189,769	1,188,699	$5,485	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	227,000	243,000	(a)	—	—	—	470,000	470,000	270		—

					$1,138	$(363)	$1,659,769		$5,755		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	9	12/18/20	$680	$(13,258)
MSCI Emerging Markets E-Mini Index	12	12/18/20	653	(6,782)
S&P 500 E-Mini Index	3	12/18/20	503	4,493
S&P/TSX 60 Index	1	12/17/20	144	(257)

				$(15,804)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,493

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$20,297

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$178,006

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(68,617)

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Materials ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,445,997

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$411,245,322	$—	$—	$411,245,322
Preferred Stocks	1,228,448	—	—	1,228,448
Money Market Funds	1,659,769	—	—	1,659,769

	$414,133,539	$—	$—	$414,133,539

Derivative financial instruments(a)
Assets
Futures Contracts	$4,493	$—	$—	$4,493
Liabilities
Futures Contracts	(20,297)	—	—	(20,297)

	$(15,804)	$—	$—	$(15,804)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
Computershare Ltd.	227,170	$1,989,710

Brazil — 0.1%
Pagseguro Digital Ltd., Class A(a)(b)	79,799	3,009,220

Canada — 1.6%
CGI Inc.(a)	103,179	6,981,335
Constellation Software Inc.	8,900	9,858,661
Open Text Corp.	121,929	5,137,312
Shopify Inc., Class A(a)	48,356	49,295,064

		71,272,372

China — 0.4%
Xiaomi Corp., Class B(a)(c)	5,924,600	15,633,299

Finland — 0.2%
Nokia OYJ(a)	2,521,835	9,906,724

France — 1.0%
Atos SE(a)	43,424	3,503,377
Capgemini SE	71,929	9,257,147
Dassault Systemes SE	61,081	11,442,360
Edenred	110,178	4,961,291
STMicroelectronics NV , New	293,600	9,037,617
Worldline SA(a)(c)	57,473	4,725,789

		42,927,581

Germany — 2.1%
Infineon Technologies AG	583,497	16,500,400
SAP SE	488,464	76,044,604

		92,545,004

Japan — 3.8%
Advantest Corp.	88,600	4,273,420
Canon Inc.	476,700	7,889,288
FUJIFILM Holdings Corp.	179,300	8,809,538
Fujitsu Ltd.	83,200	11,305,676
Hitachi Ltd.	431,800	14,496,990
Keyence Corp.	83,640	38,820,119
Kyocera Corp.	156,500	8,893,495
Murata Manufacturing Co. Ltd.	286,700	18,400,636
NEC Corp.	121,600	7,074,993
NTT Data Corp.	286,900	3,648,439
Obic Co. Ltd.	29,600	5,172,216
Omron Corp.	91,800	7,115,740
Ricoh Co. Ltd.	306,300	2,049,159
Rohm Co. Ltd.	39,100	3,001,137
TDK Corp.	57,600	6,227,765
Tokyo Electron Ltd.	70,400	18,232,086

		165,410,697

Netherlands — 2.2%
Adyen NV(a)(c)	13,466	24,831,209
ASML Holding NV	190,200	70,190,098

		95,021,307

South Korea — 3.2%
Samsung Electronics Co. Ltd.	2,294,075	114,164,314
Samsung SDI Co. Ltd.	24,538	9,095,531
SK Hynix Inc.	240,702	17,288,557

		140,548,402

Spain — 0.2%
Amadeus IT Group SA	201,069	11,220,945

Security	Shares	Value

Sweden — 0.5%
Hexagon AB, Class B(a)	124,931	$9,461,255
Telefonaktiebolaget LM Ericsson, Class B	1,183,038	12,990,947

		22,452,202

Switzerland — 0.2%
Logitech International SA, Registered	77,110	6,016,049
Temenos AG, Registered	29,427	3,973,245

		9,989,294

Taiwan — 3.7%
Hon Hai Precision Industry Co. Ltd.	5,569,378	14,883,981
Largan Precision Co. Ltd.	43,000	4,988,606
MediaTek Inc.	708,000	14,838,616
Taiwan Semiconductor Manufacturing Co. Ltd.	8,457,600	126,446,406

		161,157,609

United Kingdom — 0.2%
Halma PLC	168,479	5,107,636
Sage Group PLC (The)	500,031	4,659,539

		9,767,175

United States — 79.9%
Accenture PLC, Class A	284,278	64,243,985
Adobe Inc.(a)	214,319	105,108,467
Advanced Micro Devices Inc.(a)	524,610	43,012,774
Akamai Technologies Inc.(a)	72,717	8,038,137
Amphenol Corp., Class A	133,323	14,434,881
Analog Devices Inc.	165,131	19,277,393
ANSYS Inc.(a)(b)	38,334	12,544,035
Apple Inc.	7,183,844	831,960,974
Applied Materials Inc.	408,093	24,261,129
Arista Networks Inc.(a)(b)	24,458	5,061,094
Autodesk Inc.(a)	97,947	22,626,736
Automatic Data Processing Inc.	192,037	26,787,241
Broadcom Inc.	179,708	65,471,219
Broadridge Financial Solutions Inc.	51,478	6,795,096
Cadence Design Systems Inc.(a)	124,575	13,283,432
CDW Corp./DE	63,788	7,624,580
Cisco Systems Inc.	1,891,668	74,512,803
Citrix Systems Inc.	55,013	7,575,840
Cognizant Technology Solutions Corp., Class A	242,292	16,819,911
Corning Inc.	340,610	11,039,170
DXC Technology Co.	114,784	2,048,894
F5 Networks Inc.(a)	27,403	3,364,266
Fidelity National Information Services Inc.	276,859	40,756,413
Fiserv Inc.(a)(b)	248,366	25,594,116
FleetCor Technologies Inc.(a)	37,646	8,963,513
FLIR Systems Inc.	59,155	2,120,707
Fortinet Inc.(a)	60,220	7,094,518
Gartner Inc.(a)	40,018	5,000,249
Global Payments Inc.	133,632	23,730,371
Hewlett Packard Enterprise Co.	576,101	5,398,066
HP Inc.	612,607	11,633,407
Intel Corp.	1,900,378	98,401,573
International Business Machines Corp.	397,941	48,417,481
Intuit Inc.	116,984	38,161,351
IPG Photonics Corp.(a)	15,808	2,686,886
Jack Henry & Associates Inc.	34,123	5,548,059
Juniper Networks Inc.	147,675	3,175,013
Keysight Technologies Inc.(a)	83,463	8,244,475
KLA Corp.	69,529	13,470,548
Lam Research Corp.	65,069	21,586,641
Leidos Holdings Inc.	59,930	5,342,759

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Mastercard Inc., Class A	394,719	$133,482,124
Maxim Integrated Products Inc.	119,478	8,077,908
Microchip Technology Inc.	112,795	11,590,814
Micron Technology Inc.(a)	496,438	23,312,728
Microsoft Corp.	3,381,540	711,239,308
Motorola Solutions Inc.	75,867	11,896,704
NetApp Inc.	99,352	4,355,592
NortonLifeLock Inc.	262,880	5,478,419
NVIDIA Corp.	275,697	149,212,730
Oracle Corp.	863,784	51,567,905
Paychex Inc.	143,156	11,419,554
Paycom Software Inc.(a)	21,877	6,810,310
PayPal Holdings Inc.(a)	524,277	103,298,297
Qorvo Inc.(a)	51,045	6,585,315
QUALCOMM Inc.	504,147	59,328,019
salesforce.com Inc.(a)	406,575	102,180,429
Seagate Technology PLC	99,731	4,913,746
ServiceNow Inc.(a)(b)	85,702	41,565,470
Skyworks Solutions Inc.	74,522	10,842,951
Synopsys Inc.(a)	67,811	14,510,198
TE Connectivity Ltd.	147,600	14,426,424
Teradyne Inc.	73,654	5,852,547
Texas Instruments Inc.	409,281	58,441,234
Tyler Technologies Inc.(a)	17,980	6,267,109
VeriSign Inc.(a)	45,163	9,251,641
Visa Inc., Class A	753,373	150,651,999
Western Digital Corp.	135,176	4,940,683
Western Union Co. (The)	184,681	3,957,714
Xerox Holdings Corp.	79,958	1,500,812
Xilinx Inc.	109,167	11,379,568
Zebra Technologies Corp., Class A(a)	23,834	6,017,132

		3,505,573,587

Total Common Stocks — 99.3% (Cost: $2,784,907,060)		4,358,425,128

Preferred Stocks

South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	368,179	15,898,281

Total Preferred Stocks — 0.4% (Cost: $12,450,844)		15,898,281

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(d)(e)(f)	5,546,754	5,551,746
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(d)(e)	8,952,000	8,952,000

		14,503,746

Total Short-Term Investments — 0.3% (Cost: $14,500,621)		14,503,746

Total Investments in Securities — 100.0% (Cost: $2,811,858,525)		4,388,827,155

Other Assets, Less Liabilities — (0.0)%		(1,734,418)

Net Assets — 100.0%		$4,387,092,737

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$31,705,324	$—		$(26,229,885	)(a)	$95,381	$(19,074)	$5,551,746	5,546,754	$169,431	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,162,000	3,790,000	(a)	—		—	—	8,952,000	8,952,000	5,973		—

						$95,381	$(19,074)	$14,503,746		$175,404		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Technology E-Mini Index	78	12/18/20	$9,163	$315,717

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$315,717

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,485,277

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(637,458)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,366,050

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Tech ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,358,425,128	$—	$—	$4,358,425,128
Preferred Stocks	15,898,281	—	—	15,898,281
Money Market Funds	14,503,746	—	—	14,503,746

	$4,388,827,155	$—	$—	$4,388,827,155

Derivative financial instruments(a)
Assets
Futures Contracts	$315,717	$—	$—	$315,717

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
AGL Energy Ltd.	61,863	$603,915
APA Group	117,114	867,115

		1,471,030

Canada — 3.8%
Algonquin Power & Utilities Corp.	57,622	834,295
Brookfield Infrastructure Partners LP(a)	28,837	1,370,661
Emera Inc.	24,163	989,494
Fortis Inc.	45,282	1,845,519

		5,039,969

Chile — 0.4%
Enel Americas SA, ADR	56,729	366,469
Enel Chile SA, ADR(b)	55,776	191,870

		558,339

Denmark — 1.8%
Orsted A/S(c)	17,407	2,400,550

Finland — 0.6%
Fortum OYJ	42,345	857,805

France — 3.4%
Electricite de France SA	39,110	413,954
Engie SA(a)	172,697	2,312,701
Suez SA	39,548	732,972
Veolia Environnement SA	51,389	1,110,014

		4,569,641

Germany — 3.6%
E.ON SE	218,802	2,419,020
RWE AG	65,683	2,463,202

		4,882,222

Hong Kong — 2.2%
CLP Holdings Ltd.	157,500	1,463,226
Hong Kong & China Gas Co. Ltd.(b)	1,038,159	1,486,911

		2,950,137

Italy — 6.4%
Enel SpA	749,638	6,520,892
Snam SpA	207,783	1,069,410
Terna Rete Elettrica Nazionale SpA	135,060	946,151

		8,536,453

Japan — 2.7%
Chubu Electric Power Co. Inc.	69,100	838,786
Kansai Electric Power Co. Inc. (The)	78,900	762,608
Kyushu Electric Power Co. Inc.	46,100	418,058
Osaka Gas Co. Ltd.	39,800	773,145
Tokyo Gas Co. Ltd.	37,200	848,131

		3,640,728

Mexico — 0.1%
Infraestructura Energetica Nova SAB de CV	56,403	170,238

Portugal — 1.0%
EDP — Energias de Portugal SA	276,783	1,361,570

Spain — 7.3%
Enagas SA	25,430	587,315
Endesa SA	30,812	824,887
Iberdrola SA	561,601	6,921,483
Naturgy Energy Group SA	33,793	678,421

Security	Shares	Value

Spain (continued)
Red Electrica Corp. SA	43,313	$813,418

		9,825,524

United Kingdom — 5.6%
Centrica PLC	570,760	295,815
National Grid PLC	365,255	4,201,649
Severn Trent PLC	23,549	742,533
SSE PLC	102,144	1,595,185
United Utilities Group PLC	66,741	738,408

		7,573,590

United States — 59.7%
AES Corp. (The)	64,806	1,173,637
Alliant Energy Corp.	24,531	1,267,026
Ameren Corp.	24,063	1,902,902
American Electric Power Co. Inc.	48,240	3,942,655
American Water Works Co. Inc.	17,662	2,558,871
Atmos Energy Corp.	12,180	1,164,286
CenterPoint Energy Inc.	53,095	1,027,388
CMS Energy Corp.	27,927	1,714,997
Consolidated Edison Inc.	32,436	2,523,521
Dominion Energy Inc.	78,765	6,216,921
DTE Energy Co.	18,781	2,160,566
Duke Energy Corp.	71,484	6,330,623
Edison International	36,728	1,867,251
Entergy Corp.	19,519	1,923,207
Evergy Inc.	22,051	1,120,632
Eversource Energy	33,385	2,789,317
Exelon Corp.	95,085	3,400,240
FirstEnergy Corp.	52,553	1,508,797
NextEra Energy Inc.	47,625	13,218,795
NiSource Inc.	37,348	821,656
NRG Energy Inc.	23,930	735,608
Pinnacle West Capital Corp.	10,946	816,024
PPL Corp.	75,160	2,045,104
Public Service Enterprise Group Inc.	49,200	2,701,572
Sempra Energy	28,228	3,341,066
Southern Co. (The)	102,731	5,570,075
WEC Energy Group Inc.	30,663	2,971,245
Xcel Energy Inc.	51,221	3,534,761

		80,348,743

Total Common Stocks — 99.7%
(Cost: $162,753,219)		134,186,539

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(e)(f)	1,145,740	1,146,772
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	278,000	278,000

		1,424,772

Total Short-Term Investments — 1.1%
(Cost: $1,425,124)		1,424,772

Total Investments in Securities — 100.8%
(Cost: $164,178,343)		135,611,311

Other Assets, Less Liabilities — (0.8)%		(1,010,975)

Net Assets — 100.0%		$134,600,336

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Utilities ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,775,555	$—		$(2,629,595	)(a)	$2,551	$(1,739)	$1,146,772	1,145,740	$4,058	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	268,000	10,000	(a)	—		—	—	278,000	278,000	215		—

						$2,551	$(1,739)	$1,424,772		$4,273		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	1	10/16/20	$79	$(3,446)
S&P Select Sector Utilities E-Mini Index	6	12/18/20	359	826

				$(2,620)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$826

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,446

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Global Utilities ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$112,858

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(47,797)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$693,781

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$134,186,539	$—	$—	$134,186,539
Money Market Funds	1,424,772	—	—	1,424,772

	$135,611,311	$—	$—	$135,611,311

Derivative financial instruments(a)
Assets
Futures Contracts	$826	$—	$—	$826
Liabilities
Futures Contracts	(3,446)	—	—	(3,446)

	$(2,620)	$—	$—	$(2,620)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	50

Statement of Assets and Liabilities  (unaudited)

September 30, 2020

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$308,787,778	$282,049,765	$625,081,710	$1,015,521,898
Affiliated(c)	1,262,100	1,689,481	2,358,763	5,945,088
Cash	7,717	5,753	1,994	3,138
Foreign currency, at value(d)	282,144	234,542	697,561	1,557,695
Cash pledged:
Futures contracts	40,000	20,000	174,000	727,000
Foreign currency collateral pledged:
Futures contracts(e)	25,061	25,798	91,582	118,937
Receivables:
Investments sold	—	—	—	343
Securities lending income — Affiliated	2,828	1,178	1,196	837
Variation margin on futures contracts	—	—	31,255	—
Dividends	323,409	221,230	1,465,322	3,475,112
Tax reclaims	28,788	58,285	452,445	80,468

Total assets	310,759,825	284,306,032	630,355,828	1,027,430,516

LIABILITIES
Collateral on securities loaned, at value	1,009,022	1,514,073	1,638,750	4,575,088
Payables:
Investments purchased	256	—	—	1,025,228
Variation margin on futures contracts	1,738	1,439	—	16,069
Investment advisory fees	110,250	95,218	222,392	403,973

Total liabilities	1,121,266	1,610,730	1,861,142	6,020,358

NET ASSETS	$309,638,559	$282,695,302	$628,494,686	$1,021,410,158

NET ASSETS CONSIST OF:
Paid-in capital	$387,922,568	$286,349,115	$585,216,365	$1,871,834,735
Accumulated earnings (loss)	(78,284,009)	(3,653,813)	43,278,321	(850,424,577)

NET ASSETS	$309,638,559	$282,695,302	$628,494,686	$1,021,410,158

Shares outstanding	4,700,000	2,100,000	11,350,000	62,250,000

Net asset value	$65.88	$134.62	$55.37	$16.41

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$956,730	$1,474,150	$1,586,301	$4,489,865
(b) Investments, at cost — Unaffiliated	$283,684,719	$267,462,044	$594,011,476	$1,738,616,349
(c) Investments, at cost — Affiliated	$1,261,119	$1,688,366	$2,358,906	$5,945,088
(d) Foreign currency, at cost	$280,578	$234,185	$694,980	$1,544,720
(e) Foreign currency collateral pledged, at cost	$25,061	$25,794	$91,477	$118,712

See notes to financial statements.

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) September 30, 2020

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$227,873,064	$2,272,727,132	$235,965,709	$412,473,770
Affiliated(c)	3,810,692	10,361,297	2,340,472	1,659,769
Cash	2,271	11,818	88,781	7,844
Foreign currency, at value(d)	235,690	1,082,613	386,066	568,017
Cash pledged:
Futures contracts	105,000	574,000	55,000	84,000
Foreign currency collateral pledged:
Futures contracts(e)	54,322	—	42,505	71,447
Receivables:
Securities lending income — Affiliated	201	9,473	1,355	734
Variation margin on futures contracts	10,864	147,200	—	9,276
Capital shares sold	—	47,560	760,208	543,845
Dividends	501,580	2,930,371	317,096	1,003,377
Tax reclaims	215,022	2,119,955	74,188	148,405

Total assets	232,808,706	2,290,011,419	240,031,380	416,570,484

LIABILITIES
Collateral on securities loaned, at value	55,413	6,923,070	2,085,356	1,190,157
Payables:
Investments purchased	—	47,544	814,262	543,658
Variation margin on futures contracts	—	—	3,638	—
Investment advisory fees	85,902	817,567	74,894	143,928
Professional fees	—	—	—	127

Total liabilities	141,315	7,788,181	2,978,150	1,877,870

NET ASSETS	$232,667,391	$2,282,223,238	$237,053,230	$414,692,614

NET ASSETS CONSIST OF:
Paid-in capital	$392,696,062	$1,852,661,999	$276,044,758	$537,280,604
Accumulated earnings (loss)	(160,028,671)	429,561,239	(38,991,528)	(122,587,990)

NET ASSETS	$232,667,391	$2,282,223,238	$237,053,230	$414,692,614

Shares outstanding	4,400,000	31,800,000	2,550,000	5,950,000

Net asset value	$52.88	$71.77	$92.96	$69.70

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$54,163	$6,811,181	$2,027,493	$1,109,138
(b) Investments, at cost — Unaffiliated	$319,424,821	$1,823,738,096	$256,639,370	$441,981,059
(c) Investments, at cost — Affiliated	$3,563,290	$10,352,146	$2,340,210	$1,659,806
(d) Foreign currency, at cost	$235,352	$1,081,827	$385,577	$565,272
(e) Foreign currency collateral pledged, at cost	$54,315	$—	$42,503	$71,372

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	52

Statements of Assets and Liabilities (unaudited) (continued) September 30, 2020

	iShares Global Tech ETF	iShares Global Utilities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,374,323,409	$134,186,539
Affiliated(c)	14,503,746	1,424,772
Cash	8,406	324
Foreign currency, at value(d)	1,496,391	267,887
Cash pledged:
Futures contracts	749,000	37,000
Foreign currency collateral pledged:
Futures contracts(e)	—	11,727
Receivables:
Investments sold	—	6,478
Securities lending income — Affiliated	6,415	473
Variation margin on futures contracts	84,240	3,347
Dividends	2,900,401	208,266
Tax reclaims	62,214	40,437
Foreign withholding tax claims	562	—

Total assets	4,394,134,784	136,187,250

LIABILITIES
Collateral on securities loaned, at value	5,487,468	1,147,604
Payables:
Investments purchased	—	227,281
Capital shares redeemed	—	93,927
Investment advisory fees	1,554,155	50,095
Professional fees	424	139
IRS compliance fee for foreign withholding tax claims	—	67,868

Total liabilities	7,042,047	1,586,914

NET ASSETS	$4,387,092,737	$134,600,336

NET ASSETS CONSIST OF:
Paid-in capital	$2,882,518,038	$193,232,124
Accumulated earnings (loss)	1,504,574,699	(58,631,788)

NET ASSETS	$4,387,092,737	$134,600,336

Shares outstanding	16,650,000	2,400,000

Net asset value	$263.49	$56.08

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$5,380,024	$1,089,637
(b) Investments, at cost — Unaffiliated	$2,797,357,904	$162,753,219
(c) Investments, at cost — Affiliated	$14,500,621	$1,425,124
(d) Foreign currency, at cost	$1,480,274	$266,382
(e) Foreign currency collateral pledged, at cost	$—	$11,725

See notes to financial statements.

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended September 30, 2020

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,398,706	$1,154,730	$10,128,762	$31,692,284
Dividends — Affiliated	314	197	860	1,000
Securities lending income — Affiliated — net	7,743	19,787	7,470	116,365
Foreign taxes withheld	(140,321)	(66,323)	(1,026,515)	(1,464,449)

Total investment income	2,266,442	1,108,391	9,110,577	30,345,200

EXPENSES
Investment advisory fees	634,874	450,678	1,419,919	2,192,386
Miscellaneous	264	264	264	264

Total expenses	635,138	450,942	1,420,183	2,192,650

Net investment income	1,631,304	657,449	7,690,394	28,152,550

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,569,431)	(6,228,721)	(5,964,314)	(38,607,114)
Investments — Affiliated	9,397	1,799	6,260	19,227
In-kind redemptions — Unaffiliated	6,085,065	239,683	28,262,118	42,483,912
Futures contracts	249,230	208,887	897,442	(212,721)
Foreign currency transactions	16,489	11,419	81,507	107,942

Net realized gain (loss)	1,790,750	(5,766,933)	23,283,013	3,791,246

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	61,409,088	69,523,747	69,533,058	(126,481,446)
Investments — Affiliated	442	225	(2,426)	(3,624)
Futures contracts	(857)	(58,500)	(287,543)	(561,068)
Foreign currency translations	6,372	2,996	19,818	14,151

Net change in unrealized appreciation (depreciation)	61,415,045	69,468,468	69,262,907	(127,031,987)

Net realized and unrealized gain (loss)	63,205,795	63,701,535	92,545,920	(123,240,741)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,837,099	$64,358,984	$100,236,314	$(95,088,191)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	54

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,968,551	$19,940,198	$1,761,483	$4,695,595
Dividends — Affiliated	43,311	3,678	158	270
Securities lending income — Affiliated — net	6,419	147,671	14,508	5,485
Other income — Unaffiliated	—	—	—	167
Foreign taxes withheld	(297,934)	(1,708,995)	(100,033)	(273,677)

Total investment income	3,720,347	18,382,552	1,676,116	4,427,840

EXPENSES
Investment advisory fees	480,187	4,929,519	399,864	579,619
Miscellaneous	264	264	264	264

Total expenses	480,451	4,929,783	400,128	579,883

Net investment income	3,239,896	13,452,769	1,275,988	3,847,957

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,212,366)	(9,735,276)	(2,478,380)	(2,482,119)
Investments — Affiliated	(3,338)	29,692	1,488	1,138
In-kind redemptions — Unaffiliated	(12,871,845)	46,986,795	1,045,680	(10,184,166)
In-kind redemptions — Affiliated	(23,073)	—	—	—
Futures contracts	288,892	2,331,105	208,553	178,006
Foreign currency transactions	13,925	(3,861)	6,748	(44,067)

Net realized gain (loss)	(17,807,805)	39,608,455	(1,215,911)	(12,531,208)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	38,201,287	307,689,637	46,760,758	68,690,108
Investments — Affiliated	643,711	(1,476)	3	(363)
Futures contracts	(108,297)	(716,501)	(31,864)	(68,617)
Foreign currency translations	14,170	123,895	6,071	33,792

Net change in unrealized appreciation (depreciation)	38,750,871	307,095,555	46,734,968	68,654,920

Net realized and unrealized gain	20,943,066	346,704,010	45,519,057	56,123,712

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,182,962	$360,156,779	$46,795,045	$59,971,669

See notes to financial statements.

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares Global Tech ETF	iShares Global Utilities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$24,838,747	$3,223,109
Dividends — Affiliated	5,973	215
Non-cash dividends — Unaffiliated	—	160,210
Securities lending income — Affiliated — net	169,431	4,058
Other income — Unaffiliated	548	115
Foreign taxes withheld	(1,141,570)	(129,886)
IRS Compliance fee for foreign withholding tax claims	—	(67,868)

Total investment income	23,873,129	3,189,953

EXPENSES
Investment advisory fees	8,367,848	346,219
Miscellaneous	264	348

Total expenses	8,368,112	346,567

Net investment income	15,505,017	2,843,386

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(16,186,146)	(4,008,147)
Investments — Affiliated	95,381	2,551
In-kind redemptions — Unaffiliated	—	4,834,019
Futures contracts	4,485,277	112,858
Foreign currency transactions	(16,553)	28,160

Net realized gain (loss)	(11,622,041)	969,441

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,296,106,488	20,232,804
Investments — Affiliated	(19,074)	(1,739)
Futures contracts	(637,458)	(47,797)
Foreign currency translations	166,575	4,006

Net change in unrealized appreciation (depreciation)	1,295,616,531	20,187,274

Net realized and unrealized gain	1,283,994,490	21,156,715

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,299,499,507	$24,000,101

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	56

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,631,304	$3,390,016	$657,449	$3,145,805
Net realized gain (loss)	1,790,750	14,285,212	(5,766,933)	4,104,268
Net change in unrealized appreciation (depreciation)	61,415,045	(24,739,269)	69,468,468	(36,156,990)

Net increase (decrease) in net assets resulting from operations	64,837,099	(7,064,041)	64,358,984	(28,906,917)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,396,299)	(5,609,991)	(837,605)	(3,378,514)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	20,834,774	1,932,036	62,224,779	(14,654,385)

NET ASSETS
Total increase (decrease) in net assets	84,275,574	(10,741,996)	125,746,158	(46,939,816)
Beginning of period	225,362,985	236,104,981	156,949,144	203,888,960

End of period	$309,638,559	$225,362,985	$282,695,302	$156,949,144

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,690,394	$17,399,108	$28,152,550	$33,666,227
Net realized gain (loss)	23,283,013	32,029,053	3,791,246	(87,503,606)
Net change in unrealized appreciation (depreciation)	69,262,907	(78,913,110)	(127,031,987)	(367,545,907)

Net increase (decrease) in net assets resulting from operations	100,236,314	(29,484,949)	(95,088,191)	(421,383,286)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,748,462)	(17,461,335)	(17,022,594)	(56,008,845)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(148,373,387)	(8,505,087)	516,702,698	62,965,822

NET ASSETS
Total increase (decrease) in net assets	(54,885,535)	(55,451,371)	404,591,913	(414,426,309)
Beginning of period	683,380,221	738,831,592	616,818,245	1,031,244,554

End of period	$628,494,686	$683,380,221	$1,021,410,158	$616,818,245

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	58

Statements of Changes in Net Assets  (continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,239,896	$9,379,417	$13,452,769	$31,282,460
Net realized gain (loss)	(17,807,805)	(15,905,757)	39,608,455	109,193,075
Net change in unrealized appreciation (depreciation)	38,750,871	(73,222,450)	307,095,555	(124,698,709)

Net increase (decrease) in net assets resulting from operations	24,182,962	(79,748,790)	360,156,779	15,776,826

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,057,522)	(10,044,010)	(16,875,474)	(32,134,347)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,468,794	(49,051,895)	(8,449,922)	(157,537,444)

NET ASSETS
Total increase (decrease) in net assets	29,594,234	(138,844,695)	334,831,383	(173,894,965)
Beginning of period	203,073,157	341,917,852	1,947,391,855	2,121,286,820

End of period	$232,667,391	$203,073,157	$2,282,223,238	$1,947,391,855

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Global Industrials ETF		iShares Global Materials ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,275,988	$3,985,688	$3,847,957	$5,710,566
Net realized gain (loss)	(1,215,911)	1,862,810	(12,531,208)	(29,387,568)
Net change in unrealized appreciation (depreciation)	46,734,968	(45,805,253)	68,654,920	(36,739,368)

Net increase (decrease) in net assets resulting from operations	46,795,045	(39,956,755)	59,971,669	(60,416,370)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,540,274)	(4,190,117)	(1,850,998)	(7,514,779)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	45,218,935	(27,017,411)	227,440,141	(11,640,752)

NET ASSETS
Total increase (decrease) in net assets	90,473,706	(71,164,283)	285,560,812	(79,571,901)
Beginning of period	146,579,524	217,743,807	129,131,802	208,703,703

End of period	$237,053,230	$146,579,524	$414,692,614	$129,131,802

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	60

Statements of Changes in Net Assets  (continued)

	iShares Global Tech ETF		iShares Global Utilities ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,505,017	$34,816,374	$ 2,843,386	$6,149,108
Net realized gain (loss)	(11,622,041)	327,455,439	969,441	21,687,892
Net change in unrealized appreciation (depreciation)	1,295,616,531	(129,577,435)	20,187,274	(31,944,421)

Net increase (decrease) in net assets resulting from operations	1,299,499,507	232,694,378	24,000,101	(4,107,421)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,396,800)	(34,154,155)	(2,486,845)	(7,017,135)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	350,117,548	(264,845,973)	(39,035,760)	(44,974,739)

NET ASSETS
Total increase (decrease) in net assets	1,634,220,255	(66,305,750)	(17,522,504)	(56,099,295)
Beginning of period	2,752,872,482	2,819,178,232	152,122,840	208,222,135

End of period	$4,387,092,737	$2,752,872,482	$134,600,336	$152,122,840

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global Comm Services ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$51.81		$56.22	$57.19	$59.45	$62.37	$61.30

Net investment income(a)	0.36		0.78	1.82	2.21	2.28	2.28
Net realized and unrealized gain (loss)(b)	14.01		(3.85)	(0.62)	(2.41)	(2.84)	1.04

Net increase (decrease) from investment operations	14.37		(3.07)	1.20	(0.20)	(0.56)	3.32

Distributions(c)
From net investment income	(0.30)		(1.34)	(2.17)	(2.06)	(2.36)	(2.25)

Total distributions	(0.30)		(1.34)	(2.17)	(2.06)	(2.36)	(2.25)

Net asset value, end of period	$65.88		$51.81	$56.22	$57.19	$59.45	$62.37

Total Return
Based on net asset value	27.78	%(d)	(5.70)%	2.37%	(0.46)%	(0.91)%	5.59%

Ratios to Average Net Assets
Total expenses	0.44	%(e)	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	1.14	%(e)	1.34%	3.28%	3.71%	3.74%	3.74%

Supplemental Data
Net assets, end of period (000)	$309,639		$225,363	$236,105	$400,339	$303,171	$408,503

Portfolio turnover rate(f)	6	%(d)	24%	79%	3%	5%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	62

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$95.12		$113.27		$111.45	$96.61	$88.72	$90.55

Net investment income(a)	0.39		1.75		1.70	1.42	1.51	1.27
Net realized and unrealized gain (loss)(b)	39.63		(18.03)		1.87	14.79	7.97	(2.06)

Net increase (decrease) from investment operations	40.02		(16.28)		3.57	16.21	9.48	(0.79)

Distributions(c)
From net investment income	(0.52)		(1.87)		(1.75)	(1.37)	(1.59)	(1.04)

Total distributions	(0.52)		(1.87)		(1.75)	(1.37)	(1.59)	(1.04)

Net asset value, end of period	$134.62		$95.12		$113.27	$111.45	$96.61	$88.72

Total Return
Based on net asset value	42.16	%(d)	(14.71	)%(e)	3.32%	16.81%	10.86%	(0.90)%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.46%		0.46%	0.47%	0.48%	0.47%

Net investment income	0.65	%(f)	1.47%		1.51%	1.35%	1.68%	1.42%

Supplemental Data
Net assets, end of period (000)	$282,695		$156,949		$203,889	$278,617	$202,874	$266,163

Portfolio turnover rate(g)	6	%(d)	17%		30%	6%	13%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of period	$47.96		$51.67	$50.14	$49.65	$48.74	$45.87

Net investment income(b)	0.64		1.18	1.20	1.12	1.01	1.00
Net realized and unrealized gain (loss)(c)	7.35		(3.69)	1.70	0.52	0.98	2.90

Net increase (decrease) from investment operations	7.99		(2.51)	2.90	1.64	1.99	3.90

Distributions(d)
From net investment income	(0.58)		(1.20)	(1.37)	(1.15)	(1.08)	(1.03)

Total distributions	(0.58)		(1.20)	(1.37)	(1.15)	(1.08)	(1.03)

Net asset value, end of period	$55.37		$47.96	$51.67	$50.14	$49.65	$48.74

Total Return
Based on net asset value	16.76	%(e)	(5.10)%	6.07%	3.19%	4.18%	8.64%

Ratios to Average Net Assets
Total expenses	0.45	%(f)	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	2.41	%(f)	2.21%	2.43%	2.18%	2.09%	2.16%

Supplemental Data
Net assets, end of period (000)	$628,495		$683,380	$738,832	$536,507	$605,760	$638,557

Portfolio turnover rate(g)	4	%(e)	7%	7%	5%	4%	3%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	64

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$17.06		$33.70	$33.91	$33.19	$29.58	$35.69

Net investment income(a)	0.55		1.13	1.11	1.14	0.97	1.10
Net realized and unrealized gain (loss)(b)	(0.81)		(15.61)	(0.29)	0.66	3.64	(6.15)

Net increase (decrease) from investment operations	(0.26)		(14.48)	0.82	1.80	4.61	(5.05)

Distributions(c)
From net investment income	(0.39)		(2.16)	(1.03)	(1.08)	(1.00)	(1.06)

Total distributions	(0.39)		(2.16)	(1.03)	(1.08)	(1.00)	(1.06)

Net asset value, end of period	$16.41		$17.06	$33.70	$33.91	$33.19	$29.58

Total Return
Based on net asset value	(1.95	)%(d)	(45.73)%	2.56%	5.56%	15.54%	(14.27)%

Ratios to Average Net Assets
Total expenses	0.44	%(e)	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	5.69	%(e)	3.78%	3.17%	3.39%	2.98%	3.46%

Supplemental Data
Net assets, end of period (000)	$1,021,410		$616,818	$1,031,245	$1,154,552	$950,763	$1,020,607

Portfolio turnover rate(f)	3	%(d)	7%	6%	4%	4%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

65	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$47.23		$61.61		$68.93	$60.82	$49.45	$56.94

Net investment income(a)	0.79		1.71		1.84	1.47	1.35	1.31
Net realized and unrealized gain (loss)(b)	5.64		(14.12)		(7.38)	8.12	11.30	(7.32)

Net increase (decrease) from investment operations	6.43		(12.41)		(5.54)	9.59	12.65	(6.01)

Distributions(c)
From net investment income	(0.78)		(1.97)		(1.78)	(1.48)	(1.28)	(1.48)

Total distributions	(0.78)		(1.97)		(1.78)	(1.48)	(1.28)	(1.48)

Net asset value, end of period	$52.88		$47.23		$61.61	$68.93	$60.82	$49.45

Total Return
Based on net asset value	13.63	%(d)	(20.99	)%(e)	(8.02)%	15.91%	26.03%	(10.84)%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.46%		0.46%	0.47%	0.48%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A		0.46%	N/A	N/A	N/A

Net investment income	3.00	%(f)	2.66%		2.84%	2.19%	2.46%	2.41%

Supplemental Data
Net assets, end of period (000)	$232,667		$203,073		$341,918	$634,120	$386,189	$227,455

Portfolio turnover rate(g)	3	%(d)	7%		7%	4%	16%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	66

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19(a)	Year Ended 03/31/18(a)	Year Ended 03/31/17(a)	Year Ended 03/31/16(a)

Net asset value, beginning of period	$60.95		$61.13	$55.61	$51.44	$48.21	$53.86

Net investment income(b)	0.42		0.96	0.92	0.79	0.76	0.77
Net realized and unrealized gain (loss)(c)	10.93		(0.16)	5.80	4.20	3.29	(4.95)

Net increase (decrease) from investment operations	11.35		0.80	6.72	4.99	4.05	(4.18)

Distributions(d)
From net investment income	(0.53)		(0.98)	(1.20)	(0.82)	(0.82)	(1.15)
In excess of net investment income	—		—	—	—	—	(0.32)

Total distributions	(0.53)		(0.98)	(1.20)	(0.82)	(0.82)	(1.47)

Net asset value, end of period	$71.77		$60.95	$61.13	$55.61	$51.44	$48.21

Total Return
Based on net asset value	18.69	%(e)	1.23%	12.29%	9.70%	8.52%	(7.97)%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	1.21	%(f)	1.52%	1.55%	1.42%	1.51%	1.48%

Supplemental Data
Net assets, end of period (000)	$2,282,223		$1,947,392	$2,121,287	$1,568,110	$1,476,384	$1,610,047

Portfolio turnover rate(g)	5	%(e)	5%	8%	4%	5%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of period	$71.50		$88.88	$91.22	$80.47	$70.40		$72.00

Net investment income(a)	0.60		1.61	1.65	1.43	1.37	(b)	1.27
Net realized and unrealized gain (loss)(c)	21.61		(17.32)	(2.27)	10.69	10.02		(1.55)

Net increase (decrease) from investment operations	22.21		(15.71)	(0.62)	12.12	11.39		(0.28)

Distributions(d)
From net investment income	(0.75)		(1.67)	(1.72)	(1.37)	(1.32)		(1.32)

Total distributions	(0.75)		(1.67)	(1.72)	(1.37)	(1.32)		(1.32)

Net asset value, end of period	$92.96		$71.50	$88.88	$91.22	$80.47		$70.40

Total Return
Based on net asset value	31.20	%(e)	(18.08)%	(0.59)%	15.14%	16.38	%(b)	(0.37)%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.46%	0.46%	0.47%	0.48%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A	N/A	0.48%		N/A

Net investment income	1.42	%(f)	1.75%	1.87%	1.61%	1.85	%(b)	1.82%

Supplemental Data
Net assets, end of period (000)	$237,053		$146,580	$217,744	$360,338	$209,222		$190,089

Portfolio turnover rate(g)	3	%(e)	5%	5%	6%	9%		7%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	68

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of period	$49.67		$64.22	$67.34	$59.25	$47.64		$56.97

Net investment income(a)	0.96		1.54	1.91	1.33	0.93	(b)	1.24
Net realized and unrealized gain (loss)(c)	19.47		(13.63)	(3.44)	7.99	11.40		(8.93)

Net increase (decrease) from investment operations	20.43		(12.09)	(1.53)	9.32	12.33		(7.69)

Distributions(d)
From net investment income	(0.40)		(2.46)	(1.59)	(1.23)	(0.72)		(1.64)

Total distributions	(0.40)		(2.46)	(1.59)	(1.23)	(0.72)		(1.64)

Net asset value, end of period	$69.70		$49.67	$64.22	$67.34	$59.25		$47.64

Total Return
Based on net asset value	41.24	%(e)	(19.66)%	(2.14)%	15.84%	26.13	%(b)	(13.70)%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.45%	0.46%	0.47%	0.48%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.46%	N/A	0.48%		N/A

Net investment income	2.93	%(f)	2.43%	2.91%	2.02%	1.73	%(b)	2.44%

Supplemental Data
Net assets, end of period (000)	$414,693		$129,132	$208,704	$400,667	$260,683		$178,653

Portfolio turnover rate(g)	3	%(e)	12%	11%	8%	10%		9%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.07%.
•	Ratio of net investment income to average net assets by 0.05%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of period	$182.92		$170.86	$157.85	$124.07	$100.03		$96.71

Net investment income(a)	0.96		2.30	1.77	1.20	1.24	(b)	1.15
Net realized and unrealized gain(c)	80.57		11.99	12.60	34.01	23.94		3.27

Net increase from investment operations	81.53		14.29	14.37	35.21	25.18		4.42

Distributions(d)
From net investment income	(0.96)		(2.23)	(1.36)	(1.43)	(1.14)		(1.10)

Total distributions	(0.96)		(2.23)	(1.36)	(1.43)	(1.14)		(1.10)

Net asset value, end of period	$263.49		$182.92	$170.86	$157.85	$124.07		$100.03

Total Return
Based on net asset value	44.66	%(e)	8.33%	9.19%	28.49%	25.40	%(b)	4.59%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.46%	0.46%	0.47%	0.48%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.46%	N/A	0.48%		N/A

Net investment income	0.82	%(f)	1.21%	1.09%	0.82%	1.15	%(b)	1.20%

Supplemental Data
Net assets, end of period (000)	$4,387,093		$2,752,872	$2,819,178	$1,538,998	$1,054,554		$765,215

Portfolio turnover rate(g)	1	%(e)	7%	17%	5%	6%		5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	70

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of period	$50.71		$54.08	$48.78	$48.09	$48.11		$46.57

Net investment income(a)	0.99		1.62	1.78	1.79	1.92	(b)	1.54
Net realized and unrealized gain (loss)(c)	4.97		(2.98)	5.07	0.69	0.19		1.66

Net increase (decrease) from investment operations	5.96		(1.36)	6.85	2.48	2.11		3.20

Distributions(d)
From net investment income	(0.59)		(2.01)	(1.55)	(1.79)	(2.13)		(1.66)

Total distributions	(0.59)		(2.01)	(1.55)	(1.79)	(2.13)		(1.66)

Net asset value, end of period	$56.08		$50.71	$54.08	$48.78	$48.09		$48.11

Total Return
Based on net asset value	11.79	%(e)	(2.84)%	14.40%	5.13%	4.61	%(b)	7.19%

Ratios to Average Net Assets
Total expenses	0.45	%(f)	0.46%	0.46%	0.47%	0.48%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.46%	N/A	0.48%		N/A

Net investment income	3.65	%(f)	2.87%	3.53%	3.58%	4.07	%(b)	3.37%

Supplemental Data
Net assets, end of period (000)	$134,600		$152,123	$208,222	$131,708	$137,044		$168,382

Portfolio turnover rate(g)	5	%(e)	6%	8%	4%	15%		9%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.09%.
•	Ratio of net investment income to average net assets by 0.06%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

71	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Comm Services	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Taxes withheld that are reclaimable under applicable foreign tax treaties are reflected in tax reclaims receivable. Reclaim amounts for which collection is uncertain are recorded upon receipt. Tax reclaims recorded or received during the period along with applicable fees associated with the filings of tax claims that result in the recovery of foreign withholding taxes, if any, are included in the statement of operations.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	72

Notes to Financial Statements  (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

73	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Global Comm Services
BNP Paribas Securities Corp.	$536,204	$536,204		$—	$—
Goldman Sachs & Co.	2,830	2,830		—	—
Morgan Stanley & Co. LLC	417,696	417,696		—	—

	$956,730	$956,730		$—	$—

Global Consumer Discretionary
Credit Suisse Securities (USA) LLC	$78,426	$78,426		$—	$—
JPMorgan Securities LLC	107,522	107,522		—	—
Morgan Stanley & Co. LLC	425,879	425,879		—	—
Wells Fargo Bank, National Association	862,323	862,323		—	—

	$1,474,150	$1,474,150		$—	$—

Global Consumer Staples
BofA Securities, Inc.	$1,289,003	$1,289,003		$—	$—
Credit Suisse Securities (USA) LLC	169,353	166,776		—	(2,577	)(b)
Morgan Stanley & Co. LLC	125,649	124,428		—	(1,221	)(b)
Nomura Securities International Inc.	2,296	2,296		—	—

	$1,586,301	$1,582,503		$—	$(3,798)

Global Energy
UBS AG	$4,489,865	$4,489,865		$—	$—

Global Financials
UBS AG	$54,163	$54,163		$—	$—

Global Healthcare
Barclays Capital Inc.	$369,724	$369,724		$—	$—
Citigroup Global Markets Inc.	358,617	358,617		—	—
JPMorgan Securities LLC	241,044	241,044		—	—
National Financial Services LLC	13,720	13,720		—	—
UBS AG	2,630,757	2,630,757		—	—
Wells Fargo Bank, National Association	2,555,826	2,541,437		—	(14,389	)(b)
Wells Fargo Securities LLC	641,493	641,493		—	—

	$6,811,181	$6,796,792		$—	$(14,389)

N O T E S T O F I N A N C I A L S T A T E M E N T S	74

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Global Industrials
Barclays Capital Inc.	$192,463	$192,463		$—	$—
BNP Paribas Prime Brokerage International Ltd.	185,922	185,922		—	—
Citigroup Global Markets Inc.	367,172	367,172		—	—
Goldman Sachs & Co.	297,045	297,045		—	—
Jefferies LLC	268,463	268,463		—	—
JPMorgan Securities LLC	18,718	18,718		—	—
Morgan Stanley & Co. LLC	115,677	115,677		—	—
Scotia Capital (USA) Inc.	40,168	40,126		—	(42	)(b)
State Street Bank & Trust Company	331,550	331,550		—	—
UBS AG	15,715	15,715		—	—
UBS Securities LLC	194,600	194,600		—	—

	$2,027,493	$2,027,451		$—	$(42)

Global Materials
JPMorgan Securities LLC	$722,318	$722,318		$—	$—
Morgan Stanley & Co. LLC	386,820	386,820		—	—

	$1,109,138	$1,109,138		$—	$—

Global Tech
BofA Securities, Inc.	$556,470	$556,470		$—	$—
Citigroup Global Markets Inc.	1,117,386	1,117,386		—	—
JPMorgan Securities LLC	9,013	9,013		—	—
Morgan Stanley & Co. LLC	275,736	275,736		—	—
State Street Bank & Trust Company	1,687,100	1,687,100		—	—
Virtu Americas LLC	1,734,319	1,734,319		—	—

	$5,380,024	$5,380,024		$—	$—

Global Utilities
Citigroup Global Markets Inc.	$17,888	$17,667		$—	$(221	)(b)
Morgan Stanley & Co. LLC	1,071,749	1,071,749		—	—

	$1,089,637	$1,089,416		$—	$(221)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases

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Notes to Financial Statements  (unaudited) (continued)

due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.480%
Over $10 billion, up to and including $20 billion	0.430
Over $20 billion, up to and including $30 billion	0.380
Over $30 billion	0.342

Prior to July 1, 2020, for its investment advisory services to each Fund, BFA was entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.480%
Over $10 billion, up to and including $20 billion	0.430
Over $20 billion	0.380

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

N O T E S T O F I N A N C I A L S T A T E M E N T S	76

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Fees Paid to BTC
Global Comm Services	$2,078
Global Consumer Discretionary	5,084
Global Consumer Staples	2,011
Global Energy	26,859
Global Financials	1,673
Global Healthcare	35,587
Global Industrials	3,541
Global Materials	1,452
Global Tech	61,290
Global Utilities	1,148

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Comm Services	$8,133,251	$4,005,689	$(1,331,277)
Global Consumer Discretionary	4,292,525	1,645,295	(2,266,056)
Global Consumer Staples	3,983,628	3,212,994	(1,438,721)
Global Energy	3,582,877	5,319,054	(7,775,116)
Global Financials	664,288	417,466	(252,989)
Global Healthcare	25,691,098	18,454,104	(1,805,773)
Global Industrials	730,329	490,160	(140,199)
Global Materials	641,145	580,707	(96,558)
Global Tech	19,194,247	6,060,898	(4,017,711)
Global Utilities	798,843	543,337	(249,486)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Global Comm Services	$19,566,617	$16,975,949
Global Consumer Discretionary	12,961,042	11,283,873
Global Consumer Staples	27,713,226	28,390,544
Global Energy	49,531,239	26,602,570
Global Financials	11,865,477	6,581,382
Global Healthcare	103,864,270	102,821,980
Global Industrials	7,145,915	5,215,070
Global Materials	19,261,437	6,557,140
Global Tech	97,277,763	55,388,169
Global Utilities	7,617,527	7,774,386

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$41,410,949	$22,967,432
Global Consumer Discretionary	76,381,916	15,573,646
Global Consumer Staples	24,219,277	168,170,815
Global Energy	764,169,155	256,311,445
Global Financials	36,208,286	32,332,008
Global Healthcare	129,787,650	138,229,363
Global Industrials	51,515,900	7,984,795
Global Materials	235,423,838	19,215,823
Global Tech	311,317,445	—
Global Utilities	89,166,062	127,438,456

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Global Comm Services	$103,327,199
Global Consumer Discretionary	11,646,660
Global Consumer Staples	9,433,515
Global Energy	127,386,605
Global Financials	48,803,263
Global Healthcare	42,231,768
Global Industrials	16,778,402
Global Materials	76,757,867
Global Tech	41,676,224
Global Utilities	30,869,715

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$285,939,473	$50,696,265	$ (26,590,082)	$24,106,183
Global Consumer Discretionary	269,684,403	44,092,099	(30,039,006)	14,053,093
Global Consumer Staples	599,755,058	95,722,979	(68,074,177)	27,648,802
Global Energy	1,762,185,352	6,590,076	(747,618,901)	(741,028,825)
Global Financials	324,587,396	4,878,243	(97,809,534)	(92,931,291)
Global Healthcare	1,848,518,278	516,164,342	(81,512,075)	434,652,267
Global Industrials	259,394,934	19,897,047	(40,996,329)	(21,099,282)
Global Materials	449,336,177	23,958,744	(59,177,186)	(35,218,442)
Global Tech	2,827,484,312	1,652,440,137	(90,781,577)	1,561,658,560
Global Utilities	165,335,062	5,060,169	(34,786,540)	(29,726,371)

N O T E S T O F I N A N C I A L S T A T E M E N T S	78

Notes to Financial Statements  (unaudited) (continued)

9.	LINE OF CREDIT

The iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended September 30, 2020, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While

79	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Global Comm Services
Shares sold	700,000	$44,345,415	2,550,000	$148,292,490
Shares redeemed	(350,000)	(23,510,641)	(2,400,000)	(146,360,454)

Net increase	350,000	$20,834,774	150,000	$1,932,036

Global Consumer Discretionary
Shares sold	600,000	$78,082,166	450,000	$54,529,280
Shares redeemed	(150,000)	(15,857,387)	(600,000)	(69,183,665)

Net increase (decrease)	450,000	$62,224,779	(150,000)	$(14,654,385)

Global Consumer Staples
Shares sold	450,000	$25,065,129	2,650,000	$138,156,032
Shares redeemed	(3,350,000)	(173,438,516)	(2,700,000)	(146,661,119)

Net decrease	(2,900,000)	$(148,373,387)	(50,000)	$(8,505,087)

Global Energy
Shares sold	39,750,000	$776,065,278	28,650,000	$763,771,157
Shares redeemed	(13,650,000)	(259,362,580)	(23,100,000)	(700,805,335)

Net increase	26,100,000	$516,702,698	5,550,000	$62,965,822

Global Financials
Shares sold	800,000	$42,488,531	3,750,000	$255,024,278
Shares redeemed	(700,000)	(34,019,737)	(5,000,000)	(304,076,173)

Net increase (decrease)	100,000	$8,468,794	(1,250,000)	$(49,051,895)

Global Healthcare
Shares sold	1,950,000	$132,768,586	4,300,000	$273,454,062
Shares redeemed	(2,100,000)	(141,218,508)	(7,050,000)	(430,991,506)

Net decrease	(150,000)	$(8,449,922)	(2,750,000)	$(157,537,444)

Global Industrials
Shares sold	600,000	$53,488,618	1,700,000	$158,861,984
Shares redeemed	(100,000)	(8,269,683)	(2,100,000)	(185,879,395)

Net increase (decrease)	500,000	$45,218,935	(400,000)	$(27,017,411)

N O T E S T O F I N A N C I A L S T A T E M E N T S	80

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Global Materials
Shares sold	3,750,000	$247,787,070	4,800,000	$319,664,248
Shares redeemed	(400,000)	(20,346,929)	(5,450,000)	(331,305,000)

Net increase (decrease)	3,350,000	$227,440,141	(650,000)	$(11,640,752)

Global Tech
Shares sold	1,600,000	$350,117,548	3,000,000	$573,397,943
Shares redeemed	—	—	(4,450,000)	(838,243,916)

Net increase (decrease)	1,600,000	$350,117,548	(1,450,000)	$(264,845,973)

Global Utilities
Shares sold	1,800,000	$90,863,105	4,550,000	$260,591,326
Shares redeemed	(2,400,000)	(129,898,865)	(5,400,000)	(305,566,065)

Net decrease	(600,000)	$(39,035,760)	(850,000)	$(44,974,739)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Global Consumer Discretionary ETF received proceeds of $21,522 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

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Notes to Financial Statements  (unaudited) (continued)

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	82

Board Review and Approval of Investment Advisory Contract

iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF(each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 8-10, 2020 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Global Utilities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	84

Board Review and Approval of Investment Advisory Contract  (continued)

Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 8-10, 2020 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	86

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	88

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-300-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Asia 50 ETF | AIA | NASDAQ
•	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
•	iShares Europe ETF | IEV | NYSE Arca
•	iShares International Developed Property ETF | WPS | NYSE Arca
•	iShares International Dividend Growth ETF | IGRO | Cboe BZX
•	iShares Latin America 40 ETF | ILF | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	31.31%	15.15%

U.S. small cap equities (Russell 2000® Index)	31.60	0.39

International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49

Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98

Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® Asia 50 ETF

Investment Objective

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	26.83%	22.42%	13.74%	7.65%	22.42%	90.35%	108.90%
Fund Market	29.45	25.06	14.10	7.79	25.06	93.40	111.67
Index	27.30	23.16	14.37	8.22	23.16	95.67	120.30

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,268.30	$2.84		$1,000.00	$1,022.60	$2.54		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	34.0%
Financials	23.3
Communication Services	21.5
Consumer Discretionary	8.5
Materials	3.0
Real Estate	2.7
Health Care	2.1
Industrials	1.8
Utilities	1.4
Energy	1.2
Consumer Staples	0.5

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	39.1%
South Korea	23.7
Taiwan	19.5
Hong Kong	13.8
Singapore	3.9

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Emerging Markets Infrastructure ETF

Investment Objective

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.06%	(25.26)%	(3.05)%	(1.69)%	(25.26)%	(14.35)%	(15.65)%
Fund Market	6.57	(24.63)	(3.05)	(1.70)	(24.63)	(14.37)	(15.75)
Index	6.40	(24.46)	(3.05)	(1.40)	(24.46)	(14.37)	(13.14)
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,060.60	$3.10		$1,000.00	$1,022.10	$3.04		0.60%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	40.6%
Utilities	40.1
Energy	19.3

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	40.4%
Brazil	15.1
Mexico	12.4
Thailand	9.6
Russia	6.9
Malaysia	6.6
South Korea	5.6
Chile	3.4

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Fund Summary as of September 30, 2020	iShares® Europe ETF

Investment Objective

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	19.95	%(a)	(1.22)%	3.93%	4.00%	(1.22)%	21.27%	48.01%
Fund Market	19.94		(1.48)	3.79	3.98	(1.48)	20.47	47.73
Index	20.20		(0.74)	4.29	4.39	(0.74)	23.36	53.73

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,199.50	$3.31		$1,000.00	$1,022.10	$3.04		0.60%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	16.1%
Industrials	14.8
Consumer Staples	14.7
Financials	14.0
Consumer Discretionary	10.6
Materials	8.0
Information Technology	7.9
Utilities	5.0
Energy	3.8
Communication Services	3.7
Real Estate	1.4

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United Kingdom	21.8%
Switzerland	17.3
France	16.5
Germany	15.0
Netherlands	7.4
Sweden	5.0
Denmark	4.0
Spain	3.7
Italy	3.0
Finland	2.1

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® International Developed Property ETF

Investment Objective

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.12%	(12.92)%	2.85%	4.35%	(12.92)%	15.07%	53.03%
Fund Market	14.74	(12.61)	2.89	4.35	(12.61)	15.29	53.01
Index	14.08	(12.88)	2.99	4.45	(12.88)	15.87	54.52

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,141.20	$2.58		$1,000.00	$1,022.70	$2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Real Estate Operating Companies	23.6%
Diversified Real Estate Activities	18.8
Diversified REITs	13.0
Industrial REITs	12.6
Retail REITs	10.8
Office REITs	9.5
Real Estate Development	4.1
Residential REITs	3.6
Health Care REITs	1.6
Specialized REITs	1.3
Hotel & Resort REITs	1.1
Other (each representing less than 1%)	0.0

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	28.7%
Hong Kong	12.2
Germany	11.4
Australia	11.3
United Kingdom	8.6
Singapore	7.9
Sweden	4.4
France	2.9
Canada	2.9
Belgium	2.5

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Fund Summary as of September 30, 2020	iShares® International Dividend Growth ETF

Investment Objective

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	21.25%	1.37%	5.52%	1.37%	26.50%
Fund Market	22.56	1.46	5.63	1.46	27.08
Index	21.06	1.26	5.45	1.26	26.12

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,212.50	$1.22		$1,000.00	$1,024.00	$1.12		0.22%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	26.4%
Consumer Staples	12.8
Industrials	12.8
Health Care	11.1
Information Technology	8.0
Materials	6.9
Consumer Discretionary	5.7
Real Estate	4.4
Communication Services	4.3
Utilities	3.9
Energy	3.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Canada	19.5%
Japan	14.7
Germany	12.5
Switzerland	10.2
France	8.1
United Kingdom	7.9
Taiwan	3.5
Hong Kong	3.5
Netherlands	3.4
Australia	2.5

F U N D S U M M A R Y	8

Fund Summary as of September 30, 2020	iShares® Latin America 40 ETF

Investment Objective

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.31%	(31.28)%	1.22%	(5.94)%	(31.28)%	6.27%	(45.79)%
Fund Market	17.01	(31.38)	1.17	(5.96)	(31.38)	5.98	(45.88)
Index	16.54	(31.67)	1.49	(5.65)	(31.67)	7.65	(44.11)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,163.10	$2.66		$1,000.00	$1,022.60	$2.48		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	31.2%
Materials	21.4
Consumer Staples	14.5
Energy	12.3
Communication Services	6.0
Industrials	4.3
Consumer Discretionary	4.2
Utilities	3.1
Information Technology	2.2
Real Estate	0.8

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Brazil	62.8%
Mexico	22.8
Chile	8.0
Peru	3.9
Colombia	2.5

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	10

Schedule of Investments (unaudited) September 30, 2020	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 38.2%
Bank of China Ltd., Class H	63,017,000	$19,514,942
China Construction Bank Corp., Class H	80,732,960	52,294,124
China Life Insurance Co. Ltd., Class H	6,084,000	13,612,459
China Merchants Bank Co. Ltd., Class H	3,079,000	14,520,961
China Mobile Ltd.	4,526,500	28,881,990
China Overseas Land & Investment Ltd.	3,078,000	7,704,929
China Petroleum & Chemical Corp., Class H	20,863,600	8,372,361
CNOOC Ltd.	13,146,000	12,637,122
Industrial & Commercial Bank of China Ltd., Class H	61,087,115	31,686,478
Meituan Dianping, Class B(a)	3,418,300	106,650,960
Ping An Insurance Group Co. of China Ltd., Class H	4,513,000	46,294,645
Tencent Holdings Ltd.	4,545,400	299,996,400
Wuxi Biologics Cayman Inc.(a)(b)	789,000	19,200,697
Xiaomi Corp., Class B(a)(b)	10,860,200	28,656,915

		690,024,983

Hong Kong — 13.5%
AIA Group Ltd.	8,373,400	82,005,298
CK Asset Holdings Ltd.	1,992,648	9,706,124
CK Hutchison Holdings Ltd.	2,209,648	13,286,400
CLP Holdings Ltd.	1,322,000	12,281,806
Galaxy Entertainment Group Ltd.	1,739,000	11,656,910
Hang Seng Bank Ltd.(c)	593,800	8,742,268
Hong Kong & China Gas Co. Ltd.(c)	8,718,144	12,486,632
Hong Kong Exchanges & Clearing Ltd.	968,500	45,213,329
Link REIT	1,694,900	13,777,897
Sun Hung Kai Properties Ltd.	1,256,000	16,011,974
Techtronic Industries Co. Ltd.	1,409,000	18,471,536

		243,640,174

Singapore — 3.7%
DBS Group Holdings Ltd.(c)	1,464,800	21,364,126
Oversea-Chinese Banking Corp. Ltd.(c)	3,256,574	20,086,699
Singapore Telecommunications Ltd.	5,619,000	8,726,306
United Overseas Bank Ltd.(c)	1,254,900	17,493,771

		67,670,902

South Korea — 21.3%
Celltrion Inc.(a)(c)	79,583	17,522,550
Hyundai Mobis Co. Ltd.	54,437	10,705,866
Hyundai Motor Co.	117,279	17,900,215
KB Financial Group Inc.	319,767	10,266,995
LG Chem Ltd.	38,692	21,637,083
NAVER Corp.	118,396	30,016,600
POSCO	65,559	10,987,229
Samsung Electronics Co. Ltd.	4,205,146	209,268,488
Samsung SDI Co. Ltd.	45,070	16,706,152
Shinhan Financial Group Co. Ltd.	371,147	8,759,006
SK Hynix Inc.	441,252	31,693,175

		385,463,359

Taiwan — 19.0%
Cathay Financial Holding Co. Ltd.	7,226,668	9,631,565

Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co. Ltd.	3,108,551	$11,484,530
CTBC Financial Holding Co. Ltd.	15,947,359	10,131,600
Formosa Plastics Corp.	3,648,071	9,900,503
Hon Hai Precision Industry Co. Ltd.	10,202,052	27,264,651
Largan Precision Co. Ltd.	79,000	9,165,113
MediaTek Inc.	1,299,112	27,227,435
Nan Ya Plastics Corp.	4,606,510	9,463,689
Taiwan Semiconductor Manufacturing Co. Ltd.	14,779,343	220,960,414
Uni-President Enterprises Corp.	4,182,000	9,024,757

		344,254,257

Total Common Stocks — 95.7% (Cost: $1,455,658,990)		1,731,053,675

Preferred Stocks

South Korea — 1.9%
Hyundai Motor Co., Series 2, Preference Shares, NVS	29,933	2,257,453
LG Chem Ltd., Preference Shares, NVS	6,239	1,709,790
Samsung Electronics Co. Ltd., Preference Shares, NVS	674,003	29,104,020

		33,071,263

Total Preferred Stocks — 1.9% (Cost: $29,533,699)		33,071,263

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(d)(e)(f)	31,763,149	31,791,735
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(d)(e)	970,000	970,000

		32,761,735

Total Short-Term Investments — 1.8% (Cost: $32,756,513)		32,761,735

Total Investments in Securities — 99.4% (Cost: $1,517,949,202)		1,796,886,673

Other Assets, Less Liabilities — 0.6%		11,745,632

Net Assets — 100.0%		$1,808,632,305

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,968,255	$9,816,231	(a)	$—	$(10,671)	$17,920	$31,791,735	31,763,149	$85,684	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	900,000	70,000	(a)	—	—	—	970,000	970,000	970		—

					$(10,671)	$17,920	$32,761,735		$86,654		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,731,053,675	$—	$—	$1,731,053,675
Preferred Stocks	33,071,263	—	—	33,071,263
Money Market Funds	32,761,735	—	—	32,761,735

	$1,796,886,673	$—	$—	$1,796,886,673

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) September 30, 2020	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 15.0%
CCR SA	259,300	$582,872
Centrais Eletricas Brasileiras SA, ADR	45,149	249,223
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	42,796	355,207
Ultrapar Participacoes SA, ADR	242,762	830,246

		2,017,548

Chile — 3.4%
Enel Americas SA, ADR	70,603	456,095

China — 40.1%
Beijing Capital International Airport Co. Ltd., Class H	442,000	265,200
Beijing Enterprises Water Group Ltd.	650,000	251,613
CGN Power Co. Ltd., Class H(a)	1,248,000	256,041
China Gas Holdings Ltd.	254,800	723,303
China Merchants Port Holdings Co. Ltd.	312,000	317,233
China Oilfield Services Ltd., Class H	502,000	348,485
China Resources Gas Group Ltd.	108,000	482,168
China Resources Power Holdings Co. Ltd.	226,000	249,329
China Suntien Green Energy Corp. Ltd., Class H(b)	533,000	137,548
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	364,000	150,297
COSCO SHIPPING Ports Ltd.	380,000	216,723
Guangdong Investment Ltd.	362,000	572,661
Hainan Meilan International Airport Co. Ltd., Class H(b)	31,000	174,000
Jiangsu Expressway Co. Ltd., Class H	286,000	287,845
Kunlun Energy Co. Ltd.	494,000	323,809
Shenzhen International Holdings Ltd.	260,499	412,765
Zhejiang Expressway Co. Ltd., Class H	326,000	235,141

		5,404,161

Malaysia — 6.5%
Tenaga Nasional Bhd	347,500	878,053

Mexico — 12.3%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(b)	10,049	369,401
Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,243	745,355
Grupo Aeroportuario del Sureste SAB de CV, ADR(b)	4,654	540,004

		1,654,760

South Korea — 5.6%
Korea Electric Power Corp., ADR(b)(c)	64,298	560,036

Security	Shares	Value

South Korea (continued)
SK Discovery Co. Ltd.	3,549	$193,913

		753,949

Thailand — 9.6%
Airports of Thailand PCL, NVDR(c)	723,400	1,289,849

Total Common Stocks — 92.5% (Cost: $14,625,075)		12,454,415

Preferred Stocks

Russia — 6.8%
Transneft PJSC, Preference Shares, NVS	483	919,304

Total Preferred Stocks — 6.8% (Cost: $1,154,074)		919,304

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(d)(e)(f)	771,689	772,384

Total Short-Term Investments — 5.7% (Cost: $772,127)		772,384

Total Investments in Securities — 105.0% (Cost: $16,551,276)		14,146,103

Other Assets, Less Liabilities — (5.0)%		(677,713)

Net Assets — 100.0%		$13,468,390

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Emerging Markets Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$226,659	$545,857	(a)	$—		$(311)	$179	$772,384	771,689	$4,496	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	20,000	—		(20,000	)(a)	—	—	—	—	18		—

						$(311)	$179	$772,384		$4,514		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,454,415	$—	$—	$12,454,415
Preferred Stocks	919,304	—	—	919,304
Money Market Funds	772,384	—	—	772,384

	$14,146,103	$—	$—	$14,146,103

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) September 30, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group PLC	355,104	$7,592,238

Austria — 0.1%
Erste Group Bank AG(a)	51,041	1,069,877
OMV AG(a)	23,684	649,889

		1,719,766

Belgium — 1.4%
Ageas SA/NV	30,434	1,244,099
Anheuser-Busch InBev SA/NV	142,982	7,750,449
Galapagos NV(a)(b)	8,024	1,140,413
Groupe Bruxelles Lambert SA	19,903	1,796,657
KBC Group NV	56,460	2,833,034
Proximus SADP	26,713	487,887
Solvay SA	11,990	1,032,853
UCB SA	21,186	2,409,846
Umicore SA	34,141	1,423,261

		20,118,499

Denmark — 4.0%
AP Moller - Maersk A/S, Class A	538	791,183
AP Moller - Maersk A/S, Class B, NVS	1,050	1,667,362
Carlsberg AS, Class B	17,216	2,321,594
Chr Hansen Holding A/S	17,615	1,958,594
Coloplast A/S, Class B	20,078	3,174,081
Danske Bank A/S(a)	116,446	1,579,457
DSV PANALPINA A/S	34,480	5,635,540
Genmab A/S(a)	10,934	3,961,750
GN Store Nord A/S	23,964	1,815,114
Novo Nordisk A/S, Class B	280,889	19,441,311
Novozymes A/S, Class B	35,705	2,249,369
Orsted A/S(c)	30,256	4,172,518
Pandora A/S(a)	17,143	1,236,084
Vestas Wind Systems A/S	33,311	5,405,117

		55,409,074

Finland — 2.1%
Elisa OYJ	25,503	1,503,679
Fortum OYJ	74,068	1,500,435
Kone OYJ, Class B	67,340	5,927,209
Metso Outotec Oyj	119,234	838,220
Neste OYJ	72,364	3,816,050
Nokia OYJ(a)	952,892	3,743,321
Nordea Bank Abp(a)	543,087	4,145,059
Sampo OYJ, Class A	84,942	3,365,730
Stora Enso OYJ, Class R	104,794	1,643,610
UPM-Kymmene OYJ	90,675	2,763,519
Wartsila OYJ Abp	83,554	658,227

		29,905,059

France — 16.4%
Accor SA(a)	30,722	864,628
Aeroports de Paris	4,501	450,486
Air Liquide SA	79,440	12,622,551
Airbus SE(a)	103,402	7,526,261
Alstom SA(a)	32,672	1,629,062
Arkema SA	11,145	1,184,330
Atos SE(a)	16,613	1,340,309
AXA SA	351,499	6,502,638
BNP Paribas SA(a)	192,573	6,994,800
Bouygues SA	37,757	1,311,448
Bureau Veritas SA(a)	47,045	1,062,523

Security	Shares	Value

France (continued)
Capgemini SE	27,116	$3,489,786
Carrefour SA	99,220	1,589,928
Cie. de Saint-Gobain(a)	91,421	3,860,448
Cie. Generale des Etablissements Michelin SCA	30,088	3,236,130
Credit Agricole SA(a)	209,841	1,838,636
Danone SA	115,393	7,472,131
Dassault Systemes SE	22,968	4,302,616
Edenred	40,738	1,834,423
Eiffage SA(a)	13,790	1,129,049
Electricite de France SA	67,678	716,327
Engie SA(a)	299,451	4,010,149
EssilorLuxottica SA(a)	50,116	6,825,967
Gecina SA	9,389	1,240,829
Hermes International	5,901	5,094,365
Kering SA	12,501	8,320,621
Klepierre SA	35,802	503,169
Legrand SA	44,263	3,538,885
L’Oreal SA	40,459	13,170,528
LVMH Moet Hennessy Louis Vuitton SE	45,372	21,250,276
Orange SA	343,536	3,578,899
Pernod Ricard SA	33,966	5,422,888
Peugeot SA(a)	108,213	1,966,888
Publicis Groupe SA	36,775	1,189,366
Renault SA(a)	35,287	918,414
Safran SA(a)	55,537	5,499,196
Sanofi	193,113	19,323,325
Schneider Electric SE	90,743	11,284,762
SCOR SE(a)	27,961	775,775
SES SA	65,223	463,186
Societe Generale SA(a)	130,669	1,734,247
Sodexo SA	14,002	1,001,915
STMicroelectronics NV , New	109,633	3,374,731
Suez SA	68,149	1,263,056
Teleperformance	9,896	3,058,959
Thales SA	18,134	1,364,352
TOTAL SE	424,556	14,537,390
Ubisoft Entertainment SA(a)	13,274	1,199,498
Unibail-Rodamco-Westfield(b)	23,572	870,714
Valeo SA	40,686	1,252,400
Veolia Environnement SA	89,033	1,923,133
Vinci SA	85,455	7,166,937
Vivendi SA	145,559	4,062,418
Worldline SA(a)(c)	21,832	1,795,164

		229,940,912

Germany — 14.0%
adidas AG(a)	30,960	10,023,882
Allianz SE, Registered	70,116	13,453,092
Aroundtown SA(a)	202,622	1,019,325
BASF SE	154,693	9,429,215
Bayer AG, Registered	165,786	10,363,946
Bayerische Motoren Werke AG	54,006	3,925,837
Beiersdorf AG	16,697	1,899,235
Brenntag AG	26,308	1,675,160
Commerzbank AG(a)	167,010	821,175
Continental AG	18,405	1,995,962
Covestro AG(c)	28,855	1,432,990
Daimler AG, Registered	140,561	7,587,900
Delivery Hero SE(a)(c)	24,194	2,783,773
Deutsche Bank AG, Registered(a)(b)	346,374	2,920,403
Deutsche Boerse AG	31,822	5,589,949

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Lufthansa AG, Registered(a)(b)	50,343	$434,496
Deutsche Post AG, Registered	163,702	7,467,448
Deutsche Telekom AG, Registered	545,384	9,139,096
Deutsche Wohnen SE	60,778	3,042,574
E.ON SE	378,175	4,181,008
Fresenius Medical Care AG & Co. KGaA	36,069	3,046,182
Fresenius SE & Co. KGaA	69,779	3,177,318
GEA Group AG	28,045	986,938
Hannover Rueck SE	10,120	1,568,847
HeidelbergCement AG	24,906	1,528,060
Henkel AG & Co. KGaA	16,348	1,531,722
Infineon Technologies AG	220,814	6,244,281
LANXESS AG	14,229	816,762
LEG Immobilien AG	12,023	1,717,231
Merck KGaA	21,786	3,181,924
MTU Aero Engines AG	8,857	1,474,835
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,684	6,015,644
QIAGEN NV(a)	37,666	1,956,689
RWE AG	114,283	4,285,768
SAP SE	184,170	28,671,785
Siemens AG, Registered	135,882	17,189,825
Symrise AG	21,632	2,993,280
thyssenkrupp AG(a)(b)	68,802	347,895
United Internet AG, Registered(d)	19,700	754,717
Volkswagen AG(a)	4,971	869,723
Vonovia SE	92,688	6,367,097
Zalando SE(a)(c)	27,838	2,608,275

		196,521,264

Ireland — 1.2%
CRH PLC	134,126	4,855,324
Flutter Entertainment PLC(a)	22,617	3,599,013
Kerry Group PLC, Class A	25,823	3,315,808
Kingspan Group PLC(a)	26,046	2,373,180
Ryanair Holdings PLC, ADR(a)(b)	15,156	1,239,155
Smurfit Kappa Group PLC	40,184	1,579,522

		16,962,002

Italy — 2.9%
Assicurazioni Generali SpA	206,184	2,907,426
Atlantia SpA(a)	84,777	1,335,127
CNH Industrial NV(a)	168,355	1,312,459
Enel SpA	1,301,776	11,323,787
Eni SpA	431,520	3,384,276
Ferrari NV	21,537	3,956,254
Intesa Sanpaolo SpA(a)	2,958,741	5,561,719
Leonardo SpA	64,623	378,901
Mediobanca Banca di Credito Finanziario SpA	119,067	935,202
Moncler SpA(a)	33,961	1,393,057
Prysmian SpA	45,618	1,328,790
Snam SpA	356,582	1,835,243
Telecom Italia SpA/Milano	2,006,271	804,608
Terna Rete Elettrica Nazionale SpA	238,033	1,667,520
UniCredit SpA(a)	353,031	2,916,503

		41,040,872

Netherlands — 7.4%
ABN AMRO Bank NV, CVA(c)	70,169	588,493
Adyen NV(a)(c)	5,085	9,376,704
Aegon NV	237,973	619,511
Akzo Nobel NV	32,618	3,305,523

Security	Shares	Value

Netherlands (continued)
ArcelorMittal SA(a)(b)	116,376	$1,553,556
Argenx SE(a)	7,938	2,094,412
ASML Holding NV	71,699	26,459,305
EXOR NV	19,080	1,039,952
Heineken Holding NV	16,503	1,285,957
Heineken NV	40,060	3,564,568
ING Groep NV(a)	658,644	4,678,180
Just Eat Takeaway.com NV(a)(c)	13,525	1,518,763
Koninklijke Ahold Delhaize NV	184,996	5,477,625
Koninklijke DSM NV	30,453	5,020,928
Koninklijke KPN NV	603,824	1,421,106
Koninklijke Philips NV(a)	153,188	7,221,367
NN Group NV	53,947	2,027,514
Prosus NV(a)	70,916	6,544,667
Randstad NV(a)	21,280	1,111,202
Unilever NV	246,594	14,892,182
Wolters Kluwer NV	46,104	3,938,013

		103,739,528

Norway — 0.8%
DNB ASA(a)	154,100	2,129,527
Equinor ASA	181,083	2,570,145
Mowi ASA	74,810	1,326,041
Norsk Hydro ASA(a)	237,137	652,364
Orkla ASA	130,728	1,318,653
Telenor ASA	107,616	1,799,427
Yara International ASA	29,771	1,143,864

		10,940,021

Portugal — 0.2%
EDP - Energias de Portugal SA	469,582	2,310,000
Galp Energia SGPS SA	76,814	712,681

		3,022,681

Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	46,113	1,047,151
Aena SME SA(a)(c)	12,463	1,743,539
Amadeus IT Group SA	76,163	4,250,386
Banco Bilbao Vizcaya Argentaria SA	1,135,411	3,158,176
Banco Santander SA(a)	2,786,001	5,225,902
CaixaBank SA	608,455	1,293,585
Cellnex Telecom SA(c)	65,589	3,999,475
Enagas SA	40,348	931,851
Endesa SA	54,105	1,448,478
Ferrovial SA	84,694	2,060,817
Grifols SA	50,105	1,444,801
Iberdrola SA	973,358	11,996,206
Industria de Diseno Textil SA	188,992	5,274,593
International Consolidated Airlines Group SA(b)	168,991	207,592
International Consolidated Airlines Group SA, NVS	253,485	311,386
Naturgy Energy Group SA	57,277	1,149,880
Red Electrica Corp. SA	72,128	1,354,564
Repsol SA	253,603	1,701,652
Telefonica SA	852,662	2,936,631

		51,536,665

Sweden — 4.9%
Alfa Laval AB(a)(b)	51,283	1,139,113
Assa Abloy AB, Class B	165,620	3,887,906
Atlas Copco AB, Class A	108,112	5,179,712
Atlas Copco AB, Class B	64,917	2,721,437
Boliden AB	46,261	1,378,526
Electrolux AB, Series B	43,989	1,029,195

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	107,559	$1,564,112
Epiroc AB, Class B	66,332	924,201
Essity AB, Class B(a)	101,072	3,419,509
Evolution Gaming Group AB(c)	22,333	1,484,209
Hennes & Mauritz AB, Class B(b)	127,941	2,212,164
Hexagon AB, Class B(a)	46,768	3,541,827
Industrivarden AB, Class A(a)	26,273	712,747
Industrivarden AB, Class C(a)	28,521	761,304
Investor AB, Class B	76,694	5,030,098
Kinnevik AB, Class B	41,258	1,680,975
Nibe Industrier AB, Class B(a)	58,789	1,518,004
Sandvik AB(a)	183,975	3,615,777
Securitas AB, Class B(a)	54,505	835,845
Skandinaviska Enskilda Banken AB, Class A(a)	273,252	2,431,485
Skanska AB, Class B(a)	67,380	1,428,908
SKF AB, Class B	64,028	1,328,492
Svenska Cellulosa AB SCA, Class B(a)	102,280	1,406,207
Svenska Handelsbanken AB, Class A(a)	260,031	2,188,328
Swedbank AB, Class A(a)	158,138	2,486,742
Swedish Match AB	27,414	2,244,579
Tele2 AB, Class B	84,830	1,201,837
Telefonaktiebolaget LM Ericsson, Class B	446,800	4,906,313
Telia Co. AB	413,322	1,701,778
Volvo AB, Class B(a)	266,303	5,149,021

		69,110,351

Switzerland — 17.2%
ABB Ltd., Registered	321,385	8,202,970
Adecco Group AG, Registered	27,007	1,430,967
Alcon Inc.(a)	82,539	4,698,547
Baloise Holding AG, Registered	8,413	1,240,774
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	170	1,438,640
Chocoladefabriken Lindt & Spruengli AG, Registered	18	1,606,531
Cie. Financiere Richemont SA, Class A, Registered	88,359	5,933,878
Clariant AG, Registered	42,080	831,753
Credit Suisse Group AG, Registered	391,691	3,940,998
Geberit AG, Registered	6,220	3,695,103
Givaudan SA, Registered	1,333	5,760,011
Julius Baer Group Ltd.	38,088	1,627,990
Kuehne + Nagel International AG, Registered	8,673	1,692,592
LafargeHolcim Ltd., Registered	86,112	3,935,611
Logitech International SA, Registered	28,832	2,249,445
Lonza Group AG, Registered	12,565	7,776,282
Nestle SA, Registered	485,285	57,753,537
Novartis AG, Registered	415,560	36,144,108
Partners Group Holding AG	3,161	2,916,205
Roche Holding AG, Bearer	4,629	1,593,132
Roche Holding AG, NVS	118,342	40,593,721
Schindler Holding AG, Participation Certificates, NVS	6,708	1,836,258
Schindler Holding AG, Registered	3,289	897,114
SGS SA, Registered	866	2,327,243
Siemens Energy AG(a)	67,941	1,832,434
Sika AG, Registered	23,885	5,883,184
Sonova Holding AG, Registered(a)	9,131	2,321,634
Straumann Holding AG, Registered	1,937	1,960,718
Swatch Group AG (The), Bearer	4,906	1,147,537
Swatch Group AG (The), Registered	8,967	404,064
Swiss Life Holding AG, Registered	5,393	2,045,671
Swiss Prime Site AG, Registered	13,024	1,185,095
Swiss Re AG	47,597	3,537,331

Security	Shares	Value

Switzerland (continued)
Swisscom AG, Registered	4,243	$2,256,468
Temenos AG, Registered(b)	11,123	1,501,832
UBS Group AG, Registered	645,990	7,242,119
Vifor Pharma AG	7,165	977,949
Zurich Insurance Group AG	25,288	8,827,060

		241,246,506

United Kingdom — 21.6%
3i Group PLC	165,004	2,125,918
Admiral Group PLC	42,965	1,450,284
Anglo American PLC	230,480	5,589,218
Ashtead Group PLC	76,858	2,782,136
Associated British Foods PLC	60,731	1,466,231
AstraZeneca PLC	220,960	24,158,015
Aviva PLC	653,792	2,414,800
BAE Systems PLC	543,733	3,388,161
Barclays PLC(a)	2,749,655	3,469,795
Barratt Developments PLC	170,777	1,050,473
Berkeley Group Holdings PLC	20,761	1,134,787
BP PLC	3,416,154	9,945,740
British American Tobacco PLC	385,644	13,847,517
British Land Co. PLC (The)	159,576	696,056
BT Group PLC	1,495,625	1,902,220
Bunzl PLC	56,849	1,842,504
Burberry Group PLC	66,424	1,334,465
Centrica PLC	967,117	501,241
Compass Group PLC	301,245	4,552,664
Croda International PLC	22,585	1,824,868
DCC PLC	17,368	1,348,997
Diageo PLC	395,307	13,542,899
Direct Line Insurance Group PLC	233,810	814,314
DS Smith PLC	232,454	885,622
Experian PLC	154,520	5,833,092
Ferguson PLC	38,782	3,916,731
Fiat Chrysler Automobiles NV(a)	187,385	2,300,208
GlaxoSmithKline PLC	840,031	15,768,602
Glencore PLC(a)	1,849,009	3,847,585
GVC Holdings PLC(a)	98,197	1,236,484
Halma PLC	62,566	1,896,760
Hargreaves Lansdown PLC	46,467	938,333
HSBC Holdings PLC	3,470,348	13,526,692
IMI PLC	47,096	639,300
Imperial Brands PLC	160,624	2,839,678
Informa PLC(a)	256,622	1,249,080
InterContinental Hotels Group PLC(a)	32,062	1,696,953
Intertek Group PLC	27,462	2,248,752
ITV PLC	615,661	538,205
J Sainsbury PLC	287,998	710,952
Johnson Matthey PLC	33,884	1,032,489
Kingfisher PLC	365,457	1,401,797
Land Securities Group PLC	128,934	870,933
Legal & General Group PLC	1,008,653	2,456,058
Lloyds Banking Group PLC(a)	11,863,015	4,041,935
London Stock Exchange Group PLC	53,157	6,099,708
M&G PLC	441,266	909,897
Marks & Spencer Group PLC	332,655	419,391
Melrose Industries PLC(a)	814,847	1,216,716
Mondi PLC	82,763	1,754,199
National Grid PLC	629,485	7,241,175
Natwest Group PLC(a)	785,804	1,077,348
Next PLC	22,869	1,759,120

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ocado Group PLC(a)	102,047	$3,620,059
Pearson PLC	123,457	876,552
Persimmon PLC	52,868	1,690,240
Prudential PLC	433,963	6,221,792
Reckitt Benckiser Group PLC	124,208	12,139,551
RELX PLC	335,017	7,475,477
Rentokil Initial PLC(a)	312,232	2,161,968
Rio Tinto PLC	181,907	10,948,308
Rolls-Royce Holdings PLC	325,319	546,744
Royal Dutch Shell PLC, Class A	693,461	8,641,423
Royal Dutch Shell PLC, Class B	626,661	7,617,004
RSA Insurance Group PLC	170,346	994,748
Sage Group PLC (The)	190,760	1,777,597
Schroders PLC	21,370	744,551
Segro PLC	201,313	2,426,640
Severn Trent PLC	40,833	1,287,521
Smith & Nephew PLC	148,503	2,911,447
Smiths Group PLC	66,800	1,187,437
Spirax-Sarco Engineering PLC	12,342	1,765,502
SSE PLC	175,618	2,742,630
St. James’s Place PLC	89,836	1,081,263
Standard Chartered PLC(a)	448,866	2,066,426
Standard Life Aberdeen PLC	369,467	1,079,482
Tate & Lyle PLC	79,354	682,421
Taylor Wimpey PLC	616,143	863,858
Tesco PLC	1,648,062	4,527,555
Travis Perkins PLC	42,618	598,348
Unilever PLC	196,874	12,155,811
United Utilities Group PLC	115,983	1,283,210
Vodafone Group PLC	4,495,392	5,967,394
Weir Group PLC (The)	44,107	714,195
Whitbread PLC(a)	33,666	924,872
Wm Morrison Supermarkets PLC	400,122	880,148
WPP PLC	205,991	1,619,135

		303,758,407

Total Common Stocks — 98.4% (Cost: $1,646,062,336)		1,382,563,845

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	9,490	519,699

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	30,345	$3,178,370
Porsche Automobil Holding SE, Preference Shares, NVS	26,054	1,555,109
Sartorius AG, Preference Shares, NVS	5,754	2,364,300
Volkswagen AG, Preference Shares, NVS	30,867	4,973,358

		12,590,836

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,024,023	414,043

Total Preferred Stocks — 0.9% (Cost: $17,852,836)		13,004,879

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(e)(f)(g)	8,978,725	8,986,806
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(e)(f)	699,000	699,000

		9,685,806

Total Short-Term Investments — 0.7% (Cost: $9,678,383)		9,685,806

Total Investments in Securities — 100.0% (Cost: $1,673,593,555)		1,405,254,530

Other Assets, Less Liabilities — (0.0)%		(422,496)

Net Assets — 100.0%		$1,404,832,034

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,033,492	$—		$(57,641	)(a)	$3,433	$7,522	$8,986,806	8,978,725	$148,816	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	619,000	80,000	(a)	—		—	—	699,000	699,000	579		—

						$3,433	$7,522	$9,685,806		$149,395		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	180	12/18/20	$6,742	$(261,646)
FTSE 100 Index	52	12/18/20	3,927	(109,041)

				$(370,687)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$370,687

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,859,587

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,410,808)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,136,202

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Europe ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,382,252,459	$311,386	$—	$1,382,563,845
Preferred Stocks	13,004,879	—	—	13,004,879
Money Market Funds	9,685,806	—	—	9,685,806

	$1,404,943,144	$311,386	$—	$1,405,254,530

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(370,687)	$—	$—	$(370,687)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) September 30, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.2%
Abacus Property Group	30,410	$63,427
APN Industria REIT	11,237	21,505
Arena REIT	31,734	61,867
Aventus Group	34,279	57,984
BWP Trust	44,273	128,200
Cedar Woods Properties Ltd.	6,491	26,751
Centuria Capital Group	40,910	65,389
Centuria Industrial REIT	39,870	88,874
Centuria Office REIT	34,317	50,177
Charter Hall Group	43,002	383,113
Charter Hall Long Wale REIT	40,614	146,133
Charter Hall Retail REIT	47,357	114,049
Charter Hall Social Infrastructure REIT	31,278	63,444
Cromwell Property Group	174,075	106,053
Dexus	100,742	641,919
GDI Property Group	44,997	33,864
Goodman Group	153,338	1,971,695
GPT Group (The)	179,837	502,703
Growthpoint Properties Australia Ltd.	27,234	65,392
Home Consortium Ltd.	13,300	32,221
Hotel Property Investments	14,208	31,976
Ingenia Communities Group	26,548	86,769
Investec Australia Property Fund	50,150	46,729
Lendlease Corp. Ltd.	63,542	502,347
Lifestyle Communities Ltd.	8,772	61,804
Mirvac Group	363,222	567,540
National Storage REIT	84,277	109,636
Rural Funds Group	31,276	51,783
Scentre Group	476,898	751,996
Shopping Centres Australasia Property Group	99,967	153,334
Stockland	220,129	596,399
Vicinity Centres	355,414	350,272
Waypoint REIT	70,951	137,815

		8,073,160

Austria — 0.5%
CA Immobilien Anlagen AG	6,518	193,377
IMMOFINANZ AG(a)	8,744	138,527
S IMMO AG(a)	3,912	66,609

		398,513

Belgium — 2.4%
Aedifica SA	2,534	309,630
Befimmo SA	2,396	107,189
Care Property Invest NV	2,248	72,889
Cofinimmo SA	2,498	375,534
Immobel SA	271	20,783
Intervest Offices & Warehouses NV	2,119	56,157
Montea CVA	910	107,778
Retail Estates NV	1,012	65,982
Shurgard Self Storage SA	2,322	101,292
VGP NV	684	94,647
Warehouses De Pauw CVA	12,097	440,603

		1,752,484

British Virgin Islands — 0.0%
MAS Real Estate Inc.	41,725	25,015

Canada — 2.9%
Allied Properties REIT	5,624	150,942
Artis REIT	6,075	36,157

Security	Shares	Value

Canada (continued)
Automotive Properties Real Estate Investment Trust	1,723	$12,860
Boardwalk REIT	2,098	43,114
Canadian Apartment Properties REIT	7,688	267,346
Choice Properties REIT	14,660	140,262
Cominar REIT	8,008	44,004
Crombie REIT(b)	4,090	40,326
CT REIT	4,578	47,879
Dream Industrial REIT	6,796	57,543
Dream Office REIT	2,412	32,774
First Capital Real Estate Investment Trust	9,968	96,714
Granite REIT	2,629	152,101
H&R Real Estate Investment Trust	12,954	93,779
InterRent REIT	6,052	57,088
Killam Apartment REIT	4,639	60,290
Minto Apartment Real Estate Investment Trust	1,641	22,457
Morguard North American Residential REIT	1,541	16,728
Northview Apartment Real Estate Investment Trust	3,077	82,975
NorthWest Healthcare Properties REIT	7,922	67,373
Plaza Retail REIT	4,649	12,182
RioCan REIT	14,491	152,531
Slate Grocery REIT	1,660	13,049
Slate Office REIT	2,415	6,436
SmartCentres Real Estate Investment Trust	6,606	98,911
Summit Industrial Income REIT	6,966	66,961
Tricon Residential Inc.	17,998	148,754
True North Commercial Real Estate Investment Trust	4,294	18,356
WPT Industrial Real Estate Investment Trust	3,673	46,719

		2,086,611

China — 0.3%
China Merchants Land Ltd.	98,000	13,910
Gemdale Properties & Investment Corp. Ltd.	486,000	82,150
Greenland Hong Kong Holdings Ltd.	67,000	20,575
Road King Infrastructure Ltd.	22,000	26,144
Yuexiu REIT	137,000	63,639
Zhuguang Holdings Group Co. Ltd.(a)	162,000	25,711

		232,129

Finland — 0.1%
Citycon OYJ	5,759	45,382

France — 2.9%
Altarea SCA	348	47,338
Carmila SA	4,380	39,754
Covivio	4,441	312,985
Gecina SA	4,992	659,731
ICADE	2,827	158,859
Klepierre SA(b)	18,743	263,418
Mercialys SA	3,687	20,347
Nexity SA	4,383	133,530
Unibail-Rodamco-Westfield(b)	6,382	235,742
Unibail-Rodamco-Westfield, New	6,325	233,636

		2,105,340

Germany — 11.3%
ADO Properties SA(a)(c)	6,154	170,598
alstria office REIT AG	16,277	226,375
Aroundtown SA(a)	110,638	556,583
Deutsche EuroShop AG(a)(b)	4,709	58,533
Deutsche Wohnen SE	33,137	1,658,853
DIC Asset AG	4,018	48,342
Grand City Properties SA	9,332	225,648

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hamborner REIT AG(a)	6,456	$66,008
Instone Real Estate Group AG(a)(c)	4,369	101,442
LEG Immobilien AG	6,590	941,242
Sirius Real Estate Ltd.	96,803	91,357
TAG Immobilien AG	13,477	406,790
Vonovia SE	52,159	3,583,004

		8,134,775

Hong Kong — 12.1%
Champion REIT	182,000	90,178
Chinese Estates Holdings Ltd.	46,500	25,380
CK Asset Holdings Ltd.	225,000	1,095,968
Far East Consortium International Ltd.(b)	101,000	28,280
Great Eagle Holdings Ltd.	31,000	70,480
Hang Lung Group Ltd.	78,000	177,337
Hang Lung Properties Ltd.	170,000	429,497
Henderson Land Development Co. Ltd.	125,044	460,646
Hongkong Land Holdings Ltd.	107,700	399,567
Hysan Development Co. Ltd.	55,000	164,290
K Wah International Holdings Ltd.	138,000	66,240
Kerry Properties Ltd.	55,500	141,650
Link REIT	190,500	1,548,580
New World Development Co. Ltd.	131,000	633,871
Prosperity REIT	115,000	33,981
Sino Land Co. Ltd.	278,000	322,839
Sun Hung Kai Properties Ltd.	141,500	1,803,897
Sunlight REIT	92,000	41,311
Swire Properties Ltd.	98,200	258,488
Wharf Holdings Ltd. (The)	142,000	282,534
Wharf Real Estate Investment Co. Ltd.(b)	160,000	650,322
Zensun Enterprises Ltd.	360,000	20,439

		8,745,775

Ireland — 0.2%
Hibernia REIT PLC	63,827	74,622
Irish Residential Properties REIT PLC	39,172	64,769

		139,391

Israel — 1.3%
AFI Properties Ltd.(a)	2,017	49,029
Airport City Ltd.(a)	6,035	63,147
Alony Hetz Properties & Investments Ltd.	13,331	131,349
Amot Investments Ltd.	15,727	72,099
Ashtrom Properties Ltd.	3,386	14,751
Azrieli Group Ltd.	3,392	151,734
Big Shopping Centers Ltd.	570	42,463
Blue Square Real Estate Ltd.	464	17,934
Gazit-Globe Ltd.	6,117	24,788
Israel Canada T.R Ltd.	9,689	12,402
Isras Investment Co. Ltd.	152	23,322
Mega Or Holdings Ltd.	2,100	50,881
Mehadrin Ltd.(a)	1	36
Melisron Ltd.	1,946	62,883
Mivne Real Estate KD Ltd.	55,324	103,279
Property & Building Corp. Ltd.	138	9,486
REIT 1 Ltd.	16,157	59,473
Sella Capital Real Estate Ltd.	18,239	28,161
Summit Real Estate Holdings Ltd.	3,297	28,610
YH Dimri Construction & Development Ltd.	611	17,971

		963,798

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	5,716	19,874

Security	Shares	Value

Japan — 28.4%
Activia Properties Inc.	64	$242,282
Advance Residence Investment Corp.	128	377,220
Aeon Mall Co. Ltd.	9,080	126,998
AEON REIT Investment Corp.	142	162,951
Comforia Residential REIT Inc.	57	165,820
CRE Logistics REIT Inc.	36	53,217
Daibiru Corp.	5,300	61,272
Daito Trust Construction Co. Ltd.	6,300	556,392
Daiwa House Industry Co. Ltd.	61,500	1,572,029
Daiwa House REIT Investment Corp.	184	469,023
Daiwa Office Investment Corp.	28	160,258
Daiwa Securities Living Investments Corp.	192	197,949
Dear Life Co. Ltd.	2,300	9,088
ESCON Japan Reit Investment Corp.	26	27,003
Frontier Real Estate Investment Corp.	44	149,266
Fukuoka REIT Corp.	67	86,472
Global One Real Estate Investment Corp.	90	86,222
GLP J-REIT	366	564,624
Goldcrest Co. Ltd.	1,400	18,241
Hankyu Hanshin REIT Inc.	62	71,794
Health Care & Medical Investment Corp.	29	34,653
Heiwa Real Estate Co. Ltd.	3,000	82,441
Heiwa Real Estate REIT Inc.	82	90,369
Hoshino Resorts REIT Inc.	20	100,256
Hulic Co. Ltd.	46,000	428,921
Hulic Reit Inc.	107	141,240
Ichigo Hotel REIT Investment Corp.	20	12,830
Ichigo Inc.	23,000	66,474
Ichigo Office REIT Investment Corp.	140	101,222
Industrial & Infrastructure Fund Investment Corp.	189	322,910
Invesco Office J-Reit Inc.	830	114,358
Invincible Investment Corp.	569	168,225
Itochu Advance Logistics Investment Corp.	40	55,719
Japan Excellent Inc.	120	139,752
Japan Hotel REIT Investment Corp.	416	203,802
Japan Logistics Fund Inc.	83	237,132
Japan Prime Realty Investment Corp.	89	275,358
Japan Property Management Center Co. Ltd.	1,000	13,522
Japan Real Estate Investment Corp.	128	652,554
Japan Retail Fund Investment Corp.	240	369,336
Katitas Co. Ltd.	4,600	129,504
Keihanshin Building Co. Ltd.	3,900	63,084
Kenedix Inc.	16,100	84,215
Kenedix Office Investment Corp.	39	232,455
Kenedix Residential Next Investment Corp.	86	151,496
Kenedix Retail REIT Corp.	50	100,019
LaSalle Logiport REIT	149	248,780
Leopalace21 Corp.(a)(b)	15,100	27,330
Marimo Regional Revitalization REIT Inc.	12	12,156
MCUBS MidCity Investment Corp.	165	126,803
Mirai Corp.	152	57,326
Mitsubishi Estate Co. Ltd.	128,200	1,927,920
Mitsubishi Estate Logistics REIT Investment Corp.	32	131,602
Mitsui Fudosan Co. Ltd.	90,456	1,565,601
Mitsui Fudosan Logistics Park Inc.	37	176,007
Mori Hills REIT Investment Corp.	146	189,400
Mori Trust Hotel Reit Inc.	28	28,894
Mori Trust Sogo REIT Inc.	89	112,167
Nippon Accommodations Fund Inc.	45	258,836
Nippon Building Fund Inc.	130	734,199

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Commercial Development Co. Ltd.	900	$14,328
Nippon Prologis REIT Inc.	228	768,066
Nippon REIT Investment Corp.	42	141,884
Nomura Real Estate Holdings Inc.	11,000	207,846
Nomura Real Estate Master Fund Inc.	435	544,111
One REIT Inc.	23	54,552
Ooedo Onsen Reit Investment Corp.	17	11,260
Orix JREIT Inc.	254	388,233
Premier Investment Corp.	123	142,546
Prospect Co. Ltd.	36,300	12,383
SAMTY Co. Ltd.	3,300	49,377
Samty Residential Investment Corp.	54	52,091
Sankei Real Estate Inc.	31	29,111
Sekisui House Reit Inc.	396	291,193
Shinoken Group Co. Ltd.	2,400	22,288
SOSiLA Logistics REIT Inc.	47	62,040
SRE Holdings Corp.(a)	500	17,341
Star Asia Investment Corp.	148	61,497
Star Mica Holdings Co. Ltd.	800	10,120
Starts Corp. Inc.	3,000	65,555
Starts Proceed Investment Corp.	20	39,155
Sumitomo Realty & Development Co. Ltd.	44,000	1,293,357
Sun Frontier Fudousan Co. Ltd.	2,300	19,158
Takara Leben Co. Ltd.	6,700	19,745
Takara Leben Real Estate Investment Corp.	43	35,531
TOC Co. Ltd.	5,200	32,078
Tokyo Rakutenchi Co. Ltd.	300	13,247
Tokyo Tatemono Co. Ltd.	19,500	237,075
Tokyu Fudosan Holdings Corp.	55,600	237,616
Tokyu REIT Inc.	87	121,023
Tosei Corp.	2,600	24,096
Tosei Reit Investment Corp.	31	32,313
United Urban Investment Corp.	287	317,378
XYMAX REIT Investment Corp.	17	14,788

		20,509,371

Malta — 0.0%
BGP Holdings PLC(a)(d)	1,986,852	23

Netherlands — 0.3%
Brack Capital Properties NV(a)	217	16,111
Eurocommercial Properties NV	3,328	38,635
NSI NV	1,563	54,986
Vastned Retail NV	1,734	46,361
Wereldhave NV(b)	3,458	31,629

		187,722

New Zealand — 0.7%
Argosy Property Ltd.	75,958	68,283
Goodman Property Trust	102,462	159,159
Kiwi Property Group Ltd.	146,305	102,510
Precinct Properties New Zealand Ltd.	100,431	112,191
Vital Healthcare Property Trust	31,658	62,150

		504,293

Norway — 0.3%
Entra ASA(c)	15,503	217,883
Selvaag Bolig ASA	3,797	21,021

		238,904

Singapore — 7.8%
AIMS APAC REIT(b)	39,485	34,710
ARA LOGOS Logistics Trust	87,880	39,913

Security	Shares	Value

Singapore (continued)
Ascendas India Trust	67,200	$67,441
Ascendas REIT(b)	259,973	617,034
Ascott Residence Trust(b)	173,160	112,895
CapitaLand Commercial Trust	245,564	295,015
CapitaLand Ltd.(b)	230,100	456,795
CapitaLand Mall Trust	238,300	336,912
CapitaLand Retail China Trust	67,260	54,691
CDL Hospitality Trusts	70,100	53,919
Chip Eng Seng Corp. Ltd.(b)	55,200	17,590
City Developments Ltd.	42,500	236,924
Cromwell European REIT	123,600	70,296
Eagle Hospitality Trust REIT(a)(d)	53,200	6,195
EC World Real Estate Investment Trust	23,900	11,905
ESR-REIT	220,889	62,297
Far East Hospitality Trust(b)	94,800	38,195
First REIT	69,300	22,083
Fortune REIT	133,000	111,377
Frasers Centrepoint Trust(b)	69,307	121,342
Frasers Hospitality Trust	59,800	18,837
Frasers Logistics & Commercial Trust(b)	244,872	249,339
IREIT Global	30,300	13,651
Keppel DC REIT	116,803	248,990
Keppel Pacific Oak US REIT	64,400	46,690
Keppel REIT	157,400	123,374
Lendlease Global Commercial REIT	82,800	41,245
Lippo Malls Indonesia Retail Trust	182,200	10,678
Manulife US Real Estate Investment Trust	126,450	93,573
Mapletree Commercial Trust(b)	201,012	285,666
Mapletree Industrial Trust	153,940	361,986
Mapletree Logistics Trust	238,264	356,061
Mapletree North Asia Commercial Trust	190,900	130,753
OUE Commercial Real Estate Investment Trust	217,100	56,458
OUE Ltd.	23,200	20,054
Oxley Holdings Ltd.	48,500	7,639
Parkway Life REIT(b)	35,000	106,402
Prime U.S. REIT	41,400	34,155
Sabana Shari’ah Compliant Industrial REIT	62,220	16,636
Sasseur Real Estate Investment Trust	44,600	25,157
Soilbuild Business Space REIT	81,537	29,865
SPH REIT	92,500	59,968
Starhill Global REIT	120,000	38,679
Suntec REIT	195,100	207,234
UOL Group Ltd.(b)	43,200	210,446
Wing Tai Holdings Ltd.	44,400	56,594

		5,617,659

South Korea — 0.2%
Korea REIT & Trust Co. Ltd.	14,246	21,439
LOTTE Reit Co. Ltd.	7,624	33,769
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	7,837	27,441
Shinhan Alpha REIT Co. Ltd.	3,913	22,986
SK D&D Co. Ltd.	691	24,461

		130,096

Spain — 0.8%
Aedas Homes SA(a)(c)	1,745	37,488
Inmobiliaria Colonial Socimi SA	23,599	195,236
Lar Espana Real Estate Socimi SA	6,233	28,761
Merlin Properties Socimi SA	30,656	256,135
Metrovacesa SA(a)(c)	3,913	25,237

		542,857

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 4.4%
Akelius Residential Property AB	19,380	$37,134
Atrium Ljungberg AB, Class B	4,337	71,040
Castellum AB	22,196	505,920
Catena AB	2,442	108,457
Cibus Nordic Real Estate AB	3,479	63,749
Dios Fastigheter AB	7,800	55,341
Fabege AB	25,042	347,790
Fastighets AB Balder, Class B(a)	9,037	459,625
Hufvudstaden AB, Class A	10,945	152,741
K-Fast Holding AB(a)	840	22,262
Klovern AB, Class B	49,078	90,698
Kungsleden AB	16,697	158,668
NP3 Fastigheter AB	2,736	37,540
Nyfosa AB(a)	15,719	139,715
Platzer Fastigheter Holding AB	5,590	58,086
Sagax AB, Class D	11,142	40,771
Samhallsbyggnadsbolaget i Norden AB	72,785	221,039
Samhallsbyggnadsbolaget i Norden AB, New	11,917	41,942
Wallenstam AB, Class B	19,043	291,071
Wihlborgs Fastigheter AB	12,281	243,562

		3,147,151

Switzerland — 2.3%
Allreal Holding AG, Registered	1,306	282,309
Intershop Holding AG	109	70,591
Mobimo Holding AG, Registered	603	177,536
PSP Swiss Property AG, Registered	3,896	472,821
Swiss Prime Site AG, Registered	7,012	638,044

		1,641,301

United Kingdom — 8.5%
AEW UK REIT PLC	12,513	12,165
Assura PLC	244,470	243,991
Big Yellow Group PLC	15,345	206,315
BMO Commercial Property Trust	71,131	59,405
British Land Co. PLC (The)	86,928	379,172
Capital & Counties Properties PLC	77,103	111,541
Civitas Social Housing PLC	57,665	78,724
CLS Holdings PLC	17,181	47,311
Custodian REIT PLC	39,160	44,956
Derwent London PLC	10,327	343,114
Empiric Student Property PLC	54,403	42,903
GCP Student Living PLC	42,420	67,673
Grainger PLC	62,015	238,274
Great Portland Estates PLC	23,161	179,356
Hammerson PLC, NVS(a)	407,050	85,776
Helical PLC	10,413	39,780
Impact Healthcare REIT PLC	29,735	37,903
Intu Properties PLC(b)(d)	47,783	1
Land Securities Group PLC	69,360	468,518
LondonMetric Property PLC	83,432	239,451
LXI REIT PLC	47,941	66,936
NewRiver REIT PLC(b)	25,284	16,131
Phoenix Spree Deutschland Ltd.	9,393	39,709
Picton Property Income Ltd. (The)	50,359	40,755
Primary Health Properties PLC	120,617	231,406
RDI REIT PLC	23,681	27,002
Regional REIT Ltd.(c)	39,107	33,115
Safestore Holdings PLC	19,163	193,237

Security	Shares	Value

United Kingdom (continued)
Schroder REIT Ltd.	58,015	$24,188
Segro PLC	109,654	1,321,776
Shaftesbury PLC(b)	22,043	141,688
St. Modwen Properties PLC	18,957	76,709
Standard Life Investment Property Income Trust Ltd.	37,837	22,721
Supermarket Income REIT PLC	44,154	60,222
Triple Point Social Housing REIT PLC(c)	31,314	43,317
Triple Point Social Housing REIT PLC, NVS	5,219	67
Tritax Big Box REIT PLC	157,315	315,234
UK Commercial Property REIT Ltd.	69,049	60,880
UNITE Group PLC (The)(a)	36,757	398,688
Urban & Civic PLC	12,968	35,374
Workspace Group PLC	11,876	82,677

		6,158,161

United States — 0.1%
Brookfield Property REIT Inc., Class A(b)	5,070	62,057

Total Common Stocks — 99.0% (Cost: $93,643,806)		71,461,842

Rights

Austria — 0.0%
BUWOG AG , (Expires 11/14/20)(a)(b)(d)	1,869	0	(e)

Singapore — 0.0%
IREIT Global, (Expires 10/15/20)(a)	13,756	1,259

Total Rights — 0.0% (Cost: $0)		1,259

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(f)(g)(h)	2,627,973	2,630,339
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(f)(g)	30,000	30,000

		2,660,339

Total Short-Term Investments — 3.7% (Cost: $2,659,886)		2,660,339

Total Investments in Securities — 102.7% (Cost: $96,303,692)		74,123,440

Other Assets, Less Liabilities — (2.7)%		(1,977,950)

Net Assets — 100.0%		$72,145,490

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Developed Property ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,034,033	$1,596,421	(a)	$—	$(759)	$644	$2,630,339	2,627,973	$30,703	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000	(a)	—	—	—	30,000	30,000	81		—

					$(759)	$644	$2,660,339		$30,784		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate Index	11	12/18/20	$345	$(8,242)
TOPIX Index	18	12/10/20	277	1,871

				$(6,371)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,871

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$8,242

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$83,301

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,447)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Developed Property ETF

Futures contracts:
Average notional value of contracts — long	$618,624

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$71,455,556	$67	$6,219		$71,461,842
Rights	—	1,259	0	(a)	1,259
Money Market Funds	2,660,339	—	—		2,660,339

	$74,115,895	$1,326	$6,219		$74,123,440

Derivative financial instruments(b)
Assets
Futures Contracts	$1,871	$—	$—		$1,871
Liabilities
Futures Contracts	(8,242)	—	—		(8,242)

	$(6,371)	$—	$—		$(6,371)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) September 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Aristocrat Leisure Ltd.	5,143	$110,477
Computershare Ltd.	13,394	117,314
CSL Ltd.	2,997	616,505
Domino’s Pizza Enterprises Ltd.	962	54,623
Evolution Mining Ltd.	29,600	121,991
JB Hi-Fi Ltd.	3,108	104,834
Macquarie Group Ltd.	7,067	605,654
NIB Holdings Ltd.	16,798	49,123
Northern Star Resources Ltd.	7,622	74,516
Orora Ltd.	39,294	67,594
Qube Holdings Ltd.	39,220	70,558
Ramsay Health Care Ltd.	2,442	115,660
REA Group Ltd.	888	69,993
Sonic Healthcare Ltd.	7,992	189,949
Treasury Wine Estates Ltd.	19,684	126,130
Washington H Soul Pattinson & Co. Ltd.	2,701	45,514

		2,540,435

Austria — 0.1%
CA Immobilien Anlagen AG	1,850	54,886
UNIQA Insurance Group AG	5,291	31,953

		86,839

Belgium — 0.3%
Solvay SA	2,035	175,301
UCB SA	1,036	117,842

		293,143

Canada — 19.3%
Agnico Eagle Mines Ltd.	1,443	114,608
Alimentation Couche-Tard Inc., Class B	3,256	113,031
Atco Ltd., Class I, NVS	2,479	71,433
Bank of Montreal	20,387	1,188,040
Bank of Nova Scotia (The)	47,989	1,987,461
Brookfield Asset Management Inc., Class A	12,691	418,615
CAE Inc.	3,145	45,865
Canadian Imperial Bank of Commerce	15,096	1,124,840
Canadian National Railway Co.	7,252	769,909
Canadian Natural Resources Ltd.	48,470	774,359
Canadian Tire Corp. Ltd., Class A, NVS	1,184	118,883
Canadian Western Bank	2,997	60,243
Empire Co. Ltd., Class A, NVS	2,442	70,659
Exchange Income Corp.	1,628	37,015
Finning International Inc.	4,514	68,804
Fortis Inc.	9,805	399,614
Franco-Nevada Corp.	629	87,620
Genworth MI Canada Inc.	2,331	60,258
George Weston Ltd.	1,295	94,923
Gildan Activewear Inc.	3,108	61,055
Great-West Lifeco Inc.	10,323	201,089
iA Financial Corp. Inc.	2,590	89,872
Imperial Oil Ltd.	5,846	69,762
Intact Financial Corp.	1,998	213,270
Laurentian Bank of Canada	2,947	60,341
Loblaw Companies Ltd.	1,702	88,849
Magna International Inc.	5,661	258,225
Manulife Financial Corp.	66,230	918,270
Methanex Corp.	3,034	73,752
Metro Inc.	2,368	113,263
National Bank of Canada	8,288	410,382
North West Co. Inc. (The)	1,961	53,438

Security	Shares	Value

Canada (continued)
Open Text Corp.	3,293	$138,746
Power Corp. of Canada	27,935	545,629
Premium Brands Holdings Corp.	925	69,617
Quebecor Inc., Class B	2,701	67,356
Ritchie Bros Auctioneers Inc.	1,258	74,373
Royal Bank of Canada	38,221	2,675,112
Saputo Inc.	3,034	75,864
Stantec Inc.	1,665	50,396
Sun Life Financial Inc.	14,060	571,137
Suncor Energy Inc.	76,738	934,127
TC Energy Corp.	29,859	1,249,574
TELUS Corp.	11,840	207,682
Toromont Industries Ltd.	1,406	83,871
Toronto-Dominion Bank (The)	53,391	2,464,200

		19,425,432

China — 2.1%
China Gas Holdings Ltd.	29,600	84,026
China Medical System Holdings Ltd.	37,000	40,724
China Overseas Land & Investment Ltd.	111,000	277,858
China Resources Gas Group Ltd.	10,000	44,645
China Resources Land Ltd.	50,000	225,161
China Water Affairs Group Ltd.	74,000	58,054
CIFI Holdings Group Co. Ltd.	148,000	108,852
Guangdong Investment Ltd.	108,000	170,849
Longfor Group Holdings Ltd.(a)	22,500	126,290
New China Life Insurance Co. Ltd., Class H	25,900	96,415
People’s Insurance Co. Group of China Ltd. (The), Class H	333,000	98,396
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	44,400	74,248
Shenzhou International Group Holdings Ltd.	7,400	124,607
Tencent Holdings Ltd.	9,300	613,800

		2,143,925

Colombia — 0.1%
Bancolombia SA	10,730	67,592

Denmark — 0.6%
Chr Hansen Holding A/S	666	74,052
Coloplast A/S, Class B	1,258	198,874
DSV PANALPINA A/S	592	96,759
Novozymes A/S, Class B	1,702	107,224
Ringkjoebing Landbobank A/S	851	64,618
Rockwool International A/S, Class B	185	71,112

		612,639

Finland — 0.5%
UPM-Kymmene OYJ	16,317	497,296

France — 8.1%
Aeroports de Paris	370	37,032
Arkema SA	1,036	110,091
AXA SA	49,432	914,479
Cie. Plastic Omnium SA	1,258	33,280
Danone SA	14,319	927,209
Dassault Systemes SE	703	131,694
Hermes International	148	127,769
IPSOS	1,221	30,569
Legrand SA	3,108	248,489
L’Oreal SA	2,183	710,627
LVMH Moet Hennessy Louis Vuitton SE	1,961	918,447
Pernod Ricard SA	2,923	466,675
Rubis SCA	2,479	99,536
Sanofi	25,530	2,554,590

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
SEB SA	185	$30,133
Teleperformance	333	102,934
Vinci SA	7,659	642,345

		8,085,899

Germany — 12.4%
Allianz SE, Registered	13,357	2,562,795
BASF SE	33,781	2,059,100
Bayer AG, Registered	30,747	1,922,118
Brenntag AG	2,072	131,934
Continental AG	2,146	232,727
Deutsche Wohnen SE	4,440	222,268
Fresenius Medical Care AG & Co. KGaA	2,109	178,114
Fresenius SE & Co. KGaA	5,291	240,920
Gerresheimer AG	481	53,838
Grenke AG(b)	407	15,053
HeidelbergCement AG	1,591	97,613
HOCHTIEF AG	1,073	83,611
Infineon Technologies AG	9,472	267,854
KION Group AG	222	19,051
LEG Immobilien AG	1,295	184,963
MTU Aero Engines AG	74	12,322
Norma Group SE	296	9,198
SAP SE	7,918	1,232,683
Siemens AG, Registered	16,687	2,110,998
Symrise AG	666	92,156
TAG Immobilien AG	2,997	90,462
Talanx AG(c)	2,368	76,419
Vonovia SE	8,732	599,835

		12,496,032

Hong Kong — 3.4%
AIA Group Ltd.	118,400	1,159,556
CK Infrastructure Holdings Ltd.	37,000	172,587
CLP Holdings Ltd.	39,000	362,322
Hang Seng Bank Ltd.	29,600	435,788
Henderson Land Development Co. Ltd.	62,852	231,539
Hong Kong & China Gas Co. Ltd.	259,898	372,241
Hysan Development Co. Ltd.	37,000	110,523
MTR Corp. Ltd.	24,000	118,452
New World Development Co. Ltd.	44,500	215,323
Swire Properties Ltd.	29,600	77,915
Techtronic Industries Co. Ltd.	15,000	196,645

		3,452,891

India — 2.0%
Asian Paints Ltd.	2,405	64,751
Hindustan Unilever Ltd.	6,179	173,214
Housing Development Finance Corp. Ltd.	13,098	308,907
Infosys Ltd.	43,882	599,675
ITC Ltd.	102,083	237,566
Larsen & Toubro Ltd.	6,253	76,412
Marico Ltd.	10,804	53,156
Page Industries Ltd.	148	42,799
Reliance Industries Ltd., GDR(a)	2,997	182,218
Tata Consultancy Services Ltd.	8,029	271,221

		2,009,919

Indonesia — 0.6%
Bank Central Asia Tbk PT	118,400	215,634
Bank Rakyat Indonesia Persero Tbk PT	1,616,900	330,335

		545,969

Security	Shares	Value

Ireland — 0.4%
C&C Group PLC	6,993	$17,720
Greencore Group PLC	14,763	18,704
Kerry Group PLC, Class A	629	80,767
Kingspan Group PLC(c)	592	53,940
Smurfit Kappa Group PLC	4,958	194,885

		366,016

Israel — 0.0%
Azrieli Group Ltd.	777	34,758

Italy — 2.4%
A2A SpA	51,023	74,192
ACEA SpA	1,998	42,126
Assicurazioni Generali SpA	28,342	399,654
Enel SpA	205,461	1,787,248
Recordati Industria Chimica e Farmaceutica SpA	1,628	83,503

		2,386,723

Japan — 14.6%
Aeon Delight Co. Ltd.	100	2,758
Alfresa Holdings Corp.	4,100	89,281
Amano Corp.	3,700	85,724
Asahi Group Holdings Ltd.	8,100	280,618
Astellas Pharma Inc.	29,600	439,526
Chiba Bank Ltd. (The)	18,500	101,502
COMSYS Holdings Corp.	3,700	102,414
Dai-ichi Life Holdings Inc.	29,600	414,282
Daikin Industries Ltd.	1,300	237,752
Daito Trust Construction Co. Ltd.	3,000	264,948
Daiwa House Industry Co. Ltd.	17,100	437,101
Denso Corp.	11,900	518,377
East Japan Railway Co.	5,500	337,724
Hakuhodo DY Holdings Inc.	7,400	95,016
Hazama Ando Corp.	7,400	50,909
HIS Co. Ltd.(b)	400	7,016
Hitachi Capital Corp.	4,700	109,695
Itochu Techno-Solutions Corp.	800	30,209
J Front Retailing Co. Ltd.	7,400	53,153
Kanematsu Corp.	3,700	45,054
Kansai Paint Co. Ltd.	3,700	91,439
Kao Corp.	4,600	343,790
KDDI Corp.	37,000	931,223
Kitz Corp.	7,400	41,933
Kobayashi Pharmaceutical Co. Ltd.	200	19,274
Kurita Water Industries Ltd.	3,700	121,311
Kyowa Exeo Corp.	4,100	106,531
Lintec Corp.	4,100	94,953
Maeda Corp.	7,400	53,924
Marui Group Co. Ltd.	4,100	78,130
Medipal Holdings Corp.	3,700	73,804
MINEBEA MITSUMI Inc.	4,100	77,315
Mitsubishi Chemical Holdings Corp.	44,400	254,838
Mitsubishi Estate Co. Ltd.	18,500	278,210
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,400	75,372
Mitsui Chemicals Inc.	3,700	88,915
Mitsui Fudosan Co. Ltd.	14,800	256,157
Mizuho Leasing Co. Ltd.	3,700	94,735
MonotaRO Co. Ltd.	400	19,786
Murata Manufacturing Co. Ltd.	5,500	352,994
NEC Networks & System Integration Corp.	2,100	40,058
NGK Insulators Ltd.	7,400	104,833
NGK Spark Plug Co. Ltd.	4,100	71,098

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	33,300	$678,433
Nisshin Seifun Group Inc.	4,100	64,765
Nitto Denko Corp.	4,100	265,744
Nomura Co. Ltd.	7,400	54,625
Nomura Real Estate Holdings Inc.	3,700	69,912
Nomura Research Institute Ltd.	4,100	120,245
NTT DOCOMO Inc.	29,600	1,089,700
Obic Co. Ltd.	300	52,421
Otsuka Corp.	400	20,392
PALTAC Corp.	200	10,064
Pan Pacific International Holdings Corp.	3,700	85,900
Penta-Ocean Construction Co. Ltd.	11,100	72,261
Persol Holdings Co. Ltd.	3,700	59,709
Relo Group Inc.	4,000	95,366
Sanwa Holdings Corp.	8,900	93,698
SBI Holdings Inc.	7,400	190,242
SCSK Corp.	400	22,250
Sekisui Chemical Co. Ltd.	8,200	130,308
Sekisui House Ltd.	18,500	325,630
Seven & i Holdings Co. Ltd.	14,800	455,795
Seven Bank Ltd.	29,600	71,525
Shimadzu Corp.	1,600	48,365
Shimizu Corp.	11,100	82,990
Shin-Etsu Chemical Co. Ltd.	3,700	479,811
Shionogi & Co. Ltd.	4,100	218,695
Sohgo Security Services Co. Ltd.	400	18,952
Sojitz Corp.	44,400	100,135
Stanley Electric Co. Ltd.	2,800	79,996
Starts Corp. Inc.	3,700	80,851
Sugi Holdings Co. Ltd.	400	28,201
Sumitomo Heavy Industries Ltd.	4,100	94,875
Sysmex Corp.	600	57,026
Taiyo Nippon Sanso Corp.	3,700	56,624
Takara Holdings Inc.	7,400	81,763
Terumo Corp.	4,100	162,399
TIS Inc.	3,700	78,116
Tokio Marine Holdings Inc.	17,400	758,457
Tokyo Century Corp.	300	16,232
Tokyu Fudosan Holdings Corp.	14,800	63,250
TOTO Ltd.	2,800	128,020
Toyota Tsusho Corp.	3,700	103,150
Unicharm Corp.	3,700	165,208
USS Co. Ltd.	7,400	131,760
West Japan Railway Co.	3,700	182,002
Yakult Honsha Co. Ltd.	600	33,261
Yokogawa Electric Corp.	3,700	58,377

		14,711,183

Malaysia — 0.4%
Allianz Malaysia Bhd	7,400	24,325
Public Bank Bhd	85,100	321,519

		345,844

Mexico — 0.6%
Alfa SAB de CV, Class A	84,099	52,229
America Movil SAB de CV, Series L, NVS	384,800	241,941
Fomento Economico Mexicano SAB de CV	25,900	146,185
Wal-Mart de Mexico SAB de CV	48,100	115,588

		555,943

Netherlands — 3.4%
Aalberts NV	1,887	68,198

Security	Shares	Value

Netherlands (continued)
ASML Holding NV	2,109	$778,291
Koninklijke Ahold Delhaize NV	25,937	767,980
Unilever NV	29,045	1,754,071

		3,368,540

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	3,589	78,927
Ryman Healthcare Ltd.	6,882	64,050

		142,977

Norway — 0.0%
Tomra Systems ASA(c)	962	41,342

Peru — 0.3%
Credicorp Ltd.	2,701	334,897

Philippines — 0.2%
International Container Terminal Services Inc.	21,830	49,397
SM Investments Corp.	4,075	73,968
SM Prime Holdings Inc.	99,900	60,583

		183,948

Portugal — 0.2%
Galp Energia SGPS SA	22,348	207,345

Russia — 0.4%
Novatek PJSC	18,722	256,555
Polymetal International PLC	4,329	94,553

		351,108

South Africa — 1.3%
AECI Ltd.	4,514	20,773
Barloworld Ltd.	7,104	26,176
Capitec Bank Holdings Ltd.(b)	481	29,915
Clicks Group Ltd.	3,404	45,372
FirstRand Ltd.	222,703	550,482
Foschini Group Ltd. (The)	7,807	38,380
JSE Ltd.	3,959	27,829
Naspers Ltd., Class N	629	111,621
Netcare Ltd.	57,128	44,250
Pick n Pay Stores Ltd.	4,218	11,873
PSG Group Ltd.	4,514	12,443
Remgro Ltd.	14,689	82,797
RMB Holdings Ltd.	1,065,341	74,089
Sanlam Ltd.	57,720	179,908
SPAR Group Ltd. (The)	5,254	59,738

		1,315,646

South Korea — 0.7%
Daishin Securities Co. Ltd.	6,401	65,953
Hana Financial Group Inc.	13,949	335,158
Industrial Bank of Korea	10,804	73,997
LG Household & Health Care Ltd.	65	80,479
Samsung Fire & Marine Insurance Co. Ltd.	888	138,192

		693,779

Sweden — 0.7%
Assa Abloy AB, Class B	5,254	123,337
Boliden AB	4,107	122,384
Castellum AB	4,736	107,949
Fabege AB	3,478	48,303
ICA Gruppen AB	962	48,938
JM AB	1,369	42,646
Sweco AB, Class B	666	37,043
Swedish Match AB	1,924	157,532

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Wihlborgs Fastigheter AB	2,738	$54,301

		742,433

Switzerland — 10.1%
ABB Ltd., Registered	40,478	1,033,153
Chocoladefabriken Lindt & Spruengli AG, Registered	2	89,252
Cie. Financiere Richemont SA, Class A, Registered	9,657	648,530
DKSH Holding AG	703	49,162
EMS-Chemie Holding AG, Registered	123	110,650
Geberit AG, Registered	481	285,747
Georg Fischer AG, Registered	111	115,863
Givaudan SA, Registered	75	324,082
Helvetia Holding AG, Registered	925	78,833
Nestle SA, Registered	25,974	3,091,153
Novartis AG, Registered	34,225	2,976,783
Partners Group Holding AG	370	341,346
Roche Holding AG, Bearer	444	152,808
Siemens Energy AG(c)	8,343	225,019
Sika AG, Registered	999	246,066
Swiss Life Holding AG, Registered	925	350,871
Temenos AG, Registered	444	59,949

		10,179,267

Taiwan — 3.5%
E.Sun Financial Holding Co. Ltd.	259,809	229,650
Poya International Co. Ltd.	3,000	57,282
Taiwan Semiconductor Manufacturing Co. Ltd.	207,000	3,094,779
Tripod Technology Corp.	37,000	140,529

		3,522,240

Thailand — 0.2%
Airports of Thailand PCL, NVDR(b)	51,800	92,361
Bumrungrad Hospital PCL, NVDR	11,100	33,366
Indorama Ventures PCL, NVDR	75,200	50,074
Thanachart Capital PCL, NVDR	59,200	54,179

		229,980

Turkey — 0.1%
BIM Birlesik Magazalar AS	4,601	41,566
KOC Holding AS	8,342	15,884

		57,450

United Kingdom — 7.8%
Ashtead Group PLC	4,033	145,988
Associated British Foods PLC	3,885	93,796
Babcock International Group PLC	12,025	38,927
BAE Systems PLC	88,282	550,111
Barratt Developments PLC	24,753	152,259
Beazley PLC	12,210	48,271
Bellway PLC	3,108	94,464
Brewin Dolphin Holdings PLC	15,651	47,245
Britvic PLC	6,845	72,652
Bunzl PLC	1,887	61,159
Burberry Group PLC	2,849	57,237
Burford Capital Ltd.	1,665	13,453
Carnival PLC	12,210	157,693
Close Brothers Group PLC	4,551	60,071
Compass Group PLC	23,865	360,668
Croda International PLC	1,147	92,678
Daily Mail & General Trust PLC, Class A, NVS	4,403	36,999
DCC PLC	1,406	109,206
Dechra Pharmaceuticals PLC	1,443	60,144
Diageo PLC	37,962	1,300,547
Diploma PLC	1,480	42,132

Security	Shares	Value

United Kingdom (continued)
Domino’s Pizza Group PLC	8,954	$42,251
DS Smith PLC	27,861	106,147
EMIS Group PLC	1,480	19,899
Experian PLC	7,141	269,571
Ferguson PLC	2,146	216,732
Greggs PLC(c)	1,406	21,358
Halma PLC	2,590	78,519
Hays PLC	30,266	44,214
Hill & Smith Holdings PLC	1,406	21,703
HomeServe PLC	4,181	66,808
Howden Joinery Group PLC	6,364	48,591
IMI PLC	4,662	63,284
Informa PLC(c)	14,541	70,777
InterContinental Hotels Group PLC(c)	1,110	58,749
Intertek Group PLC	1,776	145,429
Investec PLC	35,409	65,369
ITV PLC	76,294	66,695
JET2 PLC	1,702	14,775
Johnson Matthey PLC	2,516	76,666
Meggitt PLC	12,950	43,110
Mondi PLC	8,954	189,784
Moneysupermarket.com Group PLC	17,316	59,816
National Express Group PLC(c)	15,688	30,990
Pagegroup PLC(c)	6,586	31,878
Paragon Banking Group PLC	12,469	53,679
Pennon Group PLC	10,693	142,524
Prudential PLC	34,669	497,055
QinetiQ Group PLC	10,656	38,270
Rank Group PLC	9,102	10,979
Redrow PLC(c)	7,289	38,051
RELX PLC	30,895	689,382
Rentokil Initial PLC(c)	4,329	29,975
Rightmove PLC	6,697	54,268
Rotork PLC	14,134	51,565
RWS Holdings PLC	4,255	31,080
Sage Group PLC (The)	16,687	155,498
Smith & Nephew PLC	9,916	194,406
Smiths Group PLC	5,402	96,026
Spectris PLC	1,554	48,960
Spirax-Sarco Engineering PLC	518	74,099
Synthomer PLC	8,066	32,993
Travis Perkins PLC	2,553	35,844
Victrex PLC	1,628	38,537
Vistry Group PLC(c)	4,958	36,439
WH Smith PLC	3,589	44,218

		7,842,663

Total Common Stocks — 99.4% (Cost: $100,376,684)		99,872,093

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(d)(e)(f)	115,486	$115,590

Total Short-Term Investments — 0.1% (Cost: $115,446)		115,590

Total Investments in Securities — 99.5% (Cost: $100,492,130)		99,987,683

Other Assets, Less Liabilities — 0.5%		506,315

Net Assets — 100.0%		$100,493,998

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$88,780	$26,956	(a)	$—		$(230)	$84	$115,590	115,486	$4,118	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	70,000	—		(70,000	)(a)	—	—	—	—	104		—

						$(230)	$84	$115,590		$4,222		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	10	12/18/20	$544	$(2,658)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,658

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® International Dividend Growth ETF

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$139,565

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(15,298)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$556,425

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$99,872,093	$—	$—	$99,872,093
Money Market Funds	115,590	—	—	115,590

	$99,987,683	$—	$—	$99,987,683

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,658)	$—	$—	$(2,658)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) September 30, 2020	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 41.9%
Ambev SA, ADR	11,705,915	$26,455,368
B3 SA - Brasil, Bolsa, Balcao	5,471,250	53,397,699
Banco do Brasil SA	3,807,000	20,006,093
BRF SA, ADR(a)(b)	1,942,803	6,372,394
CCR SA	2,952,300	6,636,383
Magazine Luiza SA	1,770,200	28,014,413
Natura & Co. Holding SA	1,897,200	17,210,094
Pagseguro Digital Ltd., Class A(a)(b)	475,796	17,942,267
Petroleo Brasileiro SA, ADR	4,943,490	35,197,649
Ultrapar Participacoes SA	2,074,000	7,090,630
Vale SA, ADR	9,126,256	96,555,789
WEG SA	1,951,900	22,751,879

		337,630,658

Chile — 7.9%
Banco de Chile	120,777,111	9,190,663
Banco Santander Chile, ADR(b)	413,069	5,725,136
Cencosud SA	3,575,330	5,218,996
Empresas CMPC SA	2,922,606	6,121,068
Empresas COPEC SA	897,940	6,711,014
Enel Americas SA, ADR	1,495,947	9,663,818
Enel Chile SA	66,157,027	4,627,011
Falabella SA	1,999,835	5,838,415
Sociedad Quimica y Minera de Chile SA, ADR	319,833	10,368,986

		63,465,107

Colombia — 2.5%
Bancolombia SA, ADR	300,318	7,673,125
Ecopetrol SA, ADR	655,461	6,449,736
Interconexion Electrica SA ESP	1,177,170	6,224,324

		20,347,185

Mexico — 22.6%
Alfa SAB de CV, Class A	7,435,800	4,617,955
America Movil SAB de CV, Series L, NVS	62,652,300	39,392,271
Cemex SAB de CV, CPO, NVS	40,219,215	15,267,296
Fibra Uno Administracion SA de CV	7,828,000	6,201,906
Fomento Economico Mexicano SAB de CV	4,938,600	27,874,458
Grupo Financiero Banorte SAB de CV, Class O(a)	6,512,200	22,602,392
Grupo Mexico SAB de CV, Series B	8,480,600	21,608,949
Grupo Televisa SAB, CPO(a)	6,722,500	8,319,477
Infraestructura Energetica Nova SAB de CV	1,341,300	4,048,371
Wal-Mart de Mexico SAB de CV	13,454,300	32,331,885

		182,264,960

Security	Shares	Value

Peru — 3.8%
Credicorp Ltd.	165,508	$20,521,337
Southern Copper Corp.	225,938	10,228,213

		30,749,550

Total Common Stocks — 78.7% (Cost: $937,174,562)		634,457,460

Preferred Stocks

Brazil — 20.3%
Banco Bradesco SA, Preference Shares, ADR	11,783,693	40,418,067
Gerdau SA, Preference Shares, ADR(b)	2,801,313	10,364,858
Itau Unibanco Holding SA, Preference Shares, ADR	12,874,989	51,242,456
Itausa SA, Preference Shares, NVS	11,882,023	18,551,004
Petroleo Brasileiro SA, Preference Shares, ADR(b)	6,102,501	42,961,607

		163,537,992

Total Preferred Stocks — 20.3% (Cost: $367,419,586)		163,537,992

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.31%(c)(d)(e)	22,929,586	22,950,223
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.04%(c)(d)	260,000	260,000

		23,210,223

Total Short-Term Investments — 2.9% (Cost: $23,189,911)		23,210,223

Total Investments in Securities — 101.9% (Cost: $1,327,784,059)		821,205,675

Other Assets, Less Liabilities — (1.9)%		(15,700,276)

Net Assets — 100.0%		$805,505,399

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$64,737,152	$—	$(41,846,736	)(a)	$46,423	$13,384	$22,950,223	22,929,586	$136,524	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	—	(190,000	)(a)	—	—	260,000	260,000	674		—

					$46,423	$13,384	$23,210,223		$137,198		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	171	12/18/20	$2,902	$87,785
MSCI Emerging Markets E-Mini Index	78	12/18/20	4,245	1,079

				$88,864

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$88,864

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,015,526

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$103,041

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,600,607

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Latin America 40 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$634,457,460	$—	$—	$634,457,460
Preferred Stocks	163,537,992	—	—	163,537,992
Money Market Funds	23,210,223	—	—	23,210,223

	$821,205,675	$—	$—	$821,205,675

Derivative financial instruments(a)
Assets
Futures Contracts	$88,864	$—	$—	$88,864

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2020

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,764,124,938	$13,373,719	$1,395,568,724	$71,463,101
Affiliated(c)	32,761,735	772,384	9,685,806	2,660,339
Cash	1,964,535	3,930	3,819	7,254
Foreign currency, at value(d)	3,216,536	22,062	3,164,467	124,079
Cash pledged:
Futures contracts	—	—	—	37,000
Foreign currency collateral pledged:
Futures contracts(e)	—	—	1,333,352	10,253
Receivables:
Investments sold	36,662,968	968,962	—	—
Securities lending income — Affiliated	4,521	372	13,223	4,785
Capital shares sold	10,187,298	—	—	—
Dividends	3,879,057	62,081	922,078	423,631
Tax reclaims	—	—	3,567,376	47,966
Foreign withholding tax claims	—	—	292,285	—
Other assets	—	—	—	30,544

Total assets	1,852,801,588	15,203,510	1,414,551,130	74,808,952

LIABILITIES
Collateral on securities loaned, at value	31,835,105	772,552	8,977,460	2,629,923
Deferred foreign capital gain tax	—	—	—	184
Payables:
Investments purchased	11,616,271	955,720	—	—
Variation margin on futures contracts	—	—	39,010	2,086
Investment advisory fees	717,907	6,848	699,703	31,215
Professional fees	—	—	2,923	—
Foreign taxes	—	—	—	54

Total liabilities	44,169,283	1,735,120	9,719,096	2,663,462

NET ASSETS	$1,808,632,305	$13,468,390	$1,404,832,034	$72,145,490

NET ASSETS CONSIST OF:
Paid-in capital	$1,601,842,921	$47,382,826	$1,993,539,006	$123,630,818
Accumulated earnings (loss)	206,789,384	(33,914,436)	(588,706,972)	(51,485,328)

NET ASSETS	$1,808,632,305	$13,468,390	$1,404,832,034	$72,145,490

Shares outstanding	25,550,000	650,000	33,450,000	2,300,000

Net asset value	$70.79	$20.72	$42.00	$31.37

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$30,312,862	$741,739	$8,507,623	$2,348,672
(b) Investments, at cost — Unaffiliated	$1,485,192,689	$15,779,149	$1,663,915,172	$93,643,806
(c) Investments, at cost — Affiliated	$32,756,513	$772,127	$9,678,383	$2,659,886
(d) Foreign currency, at cost	$3,216,516	$22,450	$3,112,442	$122,907
(e) Foreign currency collateral pledged, at cost	$—	$—	$1,332,361	$10,259

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	36

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2020

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$99,872,093	$797,995,452
Affiliated(c)	115,590	23,210,223
Cash	111,213	9,439
Foreign currency, at value(d)	88,910	1,348,699
Cash pledged:
Futures contracts	42,000	418,000
Foreign currency collateral pledged:
Futures contracts(e)	—	273,830
Receivables:
Securities lending income — Affiliated	1,249	10,676
Variation margin on futures contracts	7,440	91,358
Dividends	288,089	5,351,534
Tax reclaims	113,783	—

Total assets	100,640,367	828,709,211

LIABILITIES
Collateral on securities loaned, at value	115,692	22,852,828
Deferred foreign capital gain tax	8,620	—
Payables:
Investment advisory fees	18,068	350,984
Foreign taxes	3,989	—

Total liabilities	146,369	23,203,812

NET ASSETS	$100,493,998	$805,505,399

NET ASSETS CONSIST OF:
Paid-in capital	$107,289,276	$2,138,360,691
Accumulated loss	(6,795,278)	(1,332,855,292)

NET ASSETS	$100,493,998	$805,505,399

Shares outstanding	1,850,000	38,250,000

Net asset value	$54.32	$21.06

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$93,602	$22,146,483
(b) Investments, at cost — Unaffiliated	$100,376,684	$1,304,594,148
(c) Investments, at cost — Affiliated	$115,446	$23,189,911
(d) Foreign currency, at cost	$88,587	$1,361,003
(e) Foreign currency collateral pledged, at cost	$—	$273,387

See notes to financial statements.

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended September 30, 2020

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$27,265,798	$337,872	$21,360,838	$1,892,685
Dividends — Affiliated	970	18	579	81
Non-cash dividends — Unaffiliated	—	—	1,202,066	—
Securities lending income — Affiliated — net	85,684	4,496	148,816	30,703
Foreign taxes withheld	(3,083,094)	(11,910)	(3,536,827)	(139,503)

Total investment income	24,269,358	330,476	19,175,472	1,783,966

EXPENSES
Investment advisory fees	3,388,055	42,277	4,021,951	227,851
Miscellaneous	264	264	264	264

Total expenses	3,388,319	42,541	4,022,215	228,115

Net investment income	20,881,039	287,935	15,153,257	1,555,851

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(16,033,072)	(1,339,823)	(31,431,341)	(4,611,020)
Investments — Affiliated	(10,671)	(311)	3,433	(759)
In-kind redemptions — Unaffiliated	2,076,412	—	(14,162,743)	4,388,958
Futures contracts	—	—	2,859,587	83,301
Foreign currency transactions	(68,374)	(1,450)	229,899	56,532

Net realized loss	(14,035,705)	(1,341,584)	(42,501,165)	(82,988)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	280,033,888	1,847,462	261,618,228	13,115,561
Investments — Affiliated	17,920	179	7,522	644
Futures contracts	—	—	(1,410,808)	(4,447)
Foreign currency translations	111,076	(141)	257,139	1,234

Net change in unrealized appreciation (depreciation)	280,162,884	1,847,500	260,472,081	13,112,992

Net realized and unrealized gain	266,127,179	505,916	217,970,916	13,030,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$287,008,218	$793,851	$233,124,173	$14,585,855

(a) Net of foreign capital gain tax of	$—	$—	$—	$1,903
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$(2,866)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	38

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,705,268	$12,784,780
Dividends — Affiliated	104	674
Securities lending income — Affiliated — net	4,118	136,524
Foreign taxes withheld	(212,568)	(816,521)

Total investment income	1,496,922	12,105,457

EXPENSES
Investment advisory fees	92,225	2,106,738
Commitment fees	47	—
Miscellaneous	264	264
Interest expense	77	—

Total expenses	92,613	2,107,002

Net investment income	1,404,309	9,998,455

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(1,794,867)	(137,103,671)
Investments — Affiliated	(230)	46,423
In-kind redemptions — Unaffiliated	861,643	(80,992,578)
Futures contracts	139,565	1,015,526
Foreign currency transactions	8,488	(694,935)

Net realized loss	(785,401)	(217,729,235)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	13,919,268	308,839,336
Investments — Affiliated	84	13,384
Futures contracts	(15,298)	103,041
Foreign currency translations	8,678	67,355

Net change in unrealized appreciation (depreciation)	13,912,732	309,023,116

Net realized and unrealized gain	13,127,331	91,293,881

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,531,640	$101,292,336

(a) Net of foreign capital gain tax of	$3,989	$—
(b) Net of deferred foreign capital gain tax of	$8,620	$—

See notes to financial statements.

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,881,039	$25,611,533	$287,935	$613,755
Net realized loss	(14,035,705)	(10,432,771)	(1,341,584)	(15,993)
Net change in unrealized appreciation (depreciation)	280,162,884	(94,193,205)	1,847,500	(6,516,977)

Net increase (decrease) in net assets resulting from operations	287,008,218	(79,014,443)	793,851	(5,919,215)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,187,698)	(26,095,925)	(195,490)	(562,581)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	467,523,131	74,654,222	—	(6,421,039)

NET ASSETS
Total increase (decrease) in net assets	749,343,651	(30,456,146)	598,361	(12,902,835)
Beginning of period	1,059,288,654	1,089,744,800	12,870,029	25,772,864

End of period	$1,808,632,305	$1,059,288,654	$13,468,390	$12,870,029

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	40

Statements of Changes in Net Assets  (continued)

	iShares Europe ETF		iShares International Developed Property ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,153,257	$48,622,570	$1,555,851	$3,597,775
Net realized loss	(42,501,165)	(65,654,959)	(82,988)	(3,424,776)
Net change in unrealized appreciation (depreciation)	260,472,081	(229,823,941)	13,112,992	(24,328,613)

Net increase (decrease) in net assets resulting from operations	233,124,173	(246,856,330)	14,585,855	(24,155,614)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(16,196,214)	(56,851,075)	(1,310,804)	(7,959,194)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(64,202,646)	(447,045,459)	(19,458,302)	(21,427,554)

NET ASSETS
Total increase (decrease) in net assets	152,725,313	(750,752,864)	(6,183,251)	(53,542,362)
Beginning of period	1,252,106,721	2,002,859,585	78,328,741	131,871,103

End of period	$1,404,832,034	$1,252,106,721	$72,145,490	$78,328,741

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares International Dividend Growth ETF		iShares Latin America 40 ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,404,309	$2,232,317	$9,998,455	$46,568,649
Net realized gain (loss)	(785,401)	1,688,399	(217,729,235)	(118,323,660)
Net change in unrealized appreciation (depreciation)	13,912,732	(18,402,094)	309,023,116	(591,915,135)

Net increase (decrease) in net assets resulting from operations	14,531,640	(14,481,378)	101,292,336	(663,670,146)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,415,370)	(2,238,984)	(11,098,915)	(49,137,855)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	7,734,055	21,035,280	(82,564,977)	(18,479,273)

NET ASSETS
Total increase (decrease) in net assets	20,850,325	4,314,918	7,628,444	(731,287,274)
Beginning of period	79,643,673	75,328,755	797,876,955	1,529,164,229

End of period	$100,493,998	$79,643,673	$805,505,399	$797,876,955

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	42

Financial Highlights

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16
Net asset value, beginning of period	$56.05		$61.05	$67.20	$52.54	$43.58	$49.72

Net investment income(a)	1.01		1.42	1.48	1.06	1.04	1.06
Net realized and unrealized gain (loss)(b)	13.99		(4.94)	(6.25)	14.56	8.98	(5.98)

Net increase (decrease) from investment operations	15.00		(3.52)	(4.77)	15.62	10.02	(4.92)

Distributions(c)
From net investment income	(0.26)		(1.48)	(1.38)	(0.96)	(1.06)	(1.22)

Total distributions	(0.26)		(1.48)	(1.38)	(0.96)	(1.06)	(1.22)

Net asset value, end of period	$70.79		$56.05	$61.05	$67.20	$52.54	$43.58

Total Return
Based on net asset value	26.83	%(d)	(6.00)%	(6.94)%	29.86%	23.38%	(9.93)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.08	%(e)	2.32%	2.43%	1.67%	2.20%	2.32%

Supplemental Data
Net assets, end of period (000)	$1,808,632		$1,059,289	$1,089,745	$947,500	$346,766	$305,056

Portfolio turnover rate(f)	8	%(d)	6%	10%	16%	12%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16
Net asset value, beginning of period	$19.80		$28.64	$32.07	$31.49	$29.66	$32.87

Net investment income(a)	0.44		0.75	0.75	0.66	0.90	0.67
Net realized and unrealized gain (loss)(b)	0.78		(8.94)	(3.45)	0.77	1.82	(3.32)

Net increase (decrease) from investment operations	1.22		(8.19)	(2.70)	1.43	2.72	(2.65)

Distributions(c)
From net investment income	(0.30)		(0.65)	(0.73)	(0.85)	(0.89)	(0.56)

Total distributions	(0.30)		(0.65)	(0.73)	(0.85)	(0.89)	(0.56)

Net asset value, end of period	$20.72		$19.80	$28.64	$32.07	$31.49	$29.66

Total Return
Based on net asset value	6.06	%(d)	(29.33)%	(8.35)%	4.55%	9.46%	(8.11)%

Ratios to Average Net Assets
Total expenses	0.60	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	4.09	%(e)	2.60%	2.56%	2.02%	3.03%	2.19%

Supplemental Data
Net assets, end of period (000)	$13,468		$12,870	$25,773	$41,686	$47,235	$47,460

Portfolio turnover rate(f)	15	%(d)	18%	25%	21%	24%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	44

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Europe ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16
Net asset value, beginning of period	$35.42		$43.40	$46.48	$41.82	$39.32		$44.28

Net investment income(a)	0.45		1.24	1.42	1.10	1.24	(b)	1.09
Net realized and unrealized gain (loss)(c)	6.62		(7.78)	(3.16)	4.69	2.46		(4.92)

Net increase (decrease) from investment operations	7.07		(6.54)	(1.74)	5.79	3.70		(3.83)

Distributions(d)
From net investment income	(0.49)		(1.44)	(1.34)	(1.13)	(1.20)		(1.13)

Total distributions	(0.49)		(1.44)	(1.34)	(1.13)	(1.20)		(1.13)

Net asset value, end of period	$42.00		$35.42	$43.40	$46.48	$41.82		$39.32

Total Return
Based on net asset value	20.05	%(e)	(15.61)%	(3.73)%	13.96%	9.65	%(b)	(8.94)%

Ratios to Average Net Assets
Total expenses	0.60	%(f)	0.59%	0.59%	0.59%	0.60%		0.60%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.59%	0.59%	N/A	0.60%		N/A

Net investment income	2.25	%(f)	2.84%	3.23%	2.39%	3.17	%(b)	2.61%

Supplemental Data
Net assets, end of period (000)	$1,404,832		$1,252,107	$2,002,860	$2,765,550	$2,471,335		$2,709,154

Portfolio turnover rate(g)	3	%(e)	5%	7%	3%	5%		3%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.05%.
•	Ratio of net investment income to average net assets by 0.04%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16
Net asset value, beginning of period	$27.97		$38.79	$38.95	$35.50	$36.74	$38.14

Net investment income(a)	0.50		1.14	1.19	1.17	1.09	0.95
Net realized and unrealized gain (loss)(b)	3.45		(9.31)	0.23	3.96	(0.43)	(1.17)

Net increase (decrease) from investment operations	3.95		(8.17)	1.42	5.13	0.66	(0.22)

Distributions(c)
From net investment income	(0.55)		(2.65)	(1.58)	(1.68)	(1.87)	(1.18)
Return of capital	—		—	—	—	(0.03)	—

Total distributions	(0.55)		(2.65)	(1.58)	(1.68)	(1.90)	(1.18)

Net asset value, end of period	$31.37		$27.97	$38.79	$38.95	$35.50	$36.74

Total Return
Based on net asset value	14.12	%(d)	(22.52)%	3.91%	14.58%	1.97%	(0.47)%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.28	%(e)	3.01%	3.16%	3.04%	3.00%	2.60%

Supplemental Data
Net assets, end of period (000)	$72,145		$78,329	$131,871	$155,780	$131,339	$146,966

Portfolio turnover rate(f)	13	%(d)	8%	9%	11%	8%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	46

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Dividend Growth ETF
	Six Months Ended 09/30/20 (unaudited	)	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Period From 05/17/16 to 03/31/17	(a)
Net asset value, beginning of period	$45.51		$53.81	$56.40	$51.23	$48.33

Net investment income(b)	0.87		1.56	1.51	1.27	1.09
Net realized and unrealized gain (loss)(c)	8.77		(8.24)	(2.58)	5.31	2.70

Net increase (decrease) from investment operations	9.64		(6.68)	(1.07)	6.58	3.79

Distributions(d)
From net investment income	(0.83)		(1.62)	(1.52)	(1.41)	(0.89)

Total distributions	(0.83)		(1.62)	(1.52)	(1.41)	(0.89)

Net asset value, end of period	$54.32		$45.51	$53.81	$56.40	$51.23

Total Return
Based on net asset value	21.25	%(e)	(12.75)%	(1.88)%	12.93%	7.92	%(e)

Ratios to Average Net Assets
Total expenses	0.22	%(f)	0.22%	0.22%	0.22%	0.22	%(f)

Net investment income	3.35	%(f)	2.81%	2.80%	2.26%	2.56	%(f)

Supplemental Data
Net assets, end of period (000)	$100,494		$79,644	$75,329	$56,397	$20,490

Portfolio turnover rate(g)	21	%(e)	35%	34%	42%	42	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16
Net asset value, beginning of period	$18.34		$33.24	$37.28	$31.58	$25.23	$29.37

Net investment income(a)	0.25		0.98	0.88	0.83	0.53	0.58
Net realized and unrealized gain (loss)(b)	2.74		(14.83)	(3.96)	5.49	6.26	(4.03)

Net increase (decrease) from investment operations	2.99		(13.85)	(3.08)	6.32	6.79	(3.45)

Distributions(c)
From net investment income	(0.27)		(1.05)	(0.96)	(0.62)	(0.44)	(0.69)

Total distributions	(0.27)		(1.05)	(0.96)	(0.62)	(0.44)	(0.69)

Net asset value, end of period	$21.06		$18.34	$33.24	$37.28	$31.58	$25.23

Total Return
Based on net asset value	16.31	%(d)	(43.05)%	(7.93)%	20.38%	27.27%	(11.70)%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.48%	0.48%	0.48%	0.49%	0.49%

Net investment income	2.31	%(e)	3.08%	2.68%	2.43%	1.87%	2.27%

Supplemental Data
Net assets, end of period (000)	$805,505		$797,877	$1,529,164	$1,770,599	$1,081,491	$674,938

Portfolio turnover rate(f)	17	%(d)	22%	20%	16%	13%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	48

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Dividend Growth	Diversified
Latin America 40	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Taxes withheld that are reclaimable under applicable foreign tax treaties are reflected in tax reclaims receivable. Reclaim amounts for which collection is uncertain are recorded upon receipt. Tax reclaims recorded or received during the period along with applicable fees associated with the filings of tax claims that result in the recovery of foreign withholding taxes, if any, are included in the statement of operations.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

N O T E S T O F I N A N C I A L S T A T E M E N T S	50

Notes to Financial Statements  (unaudited) (continued)

exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Asia 50
BofA Securities, Inc.	$783,797	$783,797		$—	$—
Macquarie Bank Limited	1,921,315	1,921,315		—	—
Morgan Stanley & Co. LLC	27,607,750	27,607,750		—	—

	$30,312,862	$30,312,862		$—	$—

Emerging Markets Infrastructure
Barclays Bank PLC	$271,369	$271,369		$—	$—
BNP Paribas Prime Brokerage International Ltd.	180,297	180,297		—	—
BofA Securities, Inc.	290,073	290,073		—	—

	$741,739	$741,739		$—	$—

Europe
Barclays Capital Inc.	$1,123,873	$1,123,873		$—	$—
BNP Paribas Prime Brokerage International Ltd.	92,062	92,062		—	—
BofA Securities, Inc.	15,634	15,634		—	—
Citigroup Global Markets Inc.	59,494	59,494		—	—
Credit Suisse AG	6,797	6,778		—	(19	)(b)
Deutsche Bank Securities Inc.	10,792	10,792		—	—
Goldman Sachs & Co.	4,220,473	4,220,473		—	—
Morgan Stanley & Co. LLC	2,393,809	2,393,809		—	—
Scotia Capital (USA) Inc.	205,516	205,516		—	—
UBS AG	379,173	379,173		—	—

	$8,507,623	$8,507,604		$—	$(19)

International Developed Property
Barclays Capital Inc.	$80,304	$77,781		$—	$(2,523	)(b)
BofA Securities, Inc.	1,063,114	1,063,114		—	—
Citigroup Global Markets Inc.	10,063	9,949		—	(114	)(b)
Credit Suisse Securities (USA) LLC	147,274	142,646		—	(4,628	)(b)
Goldman Sachs & Co.	337,798	334,708		—	(3,090	)(b)
HSBC Bank PLC	103,863	103,863		—	—
JPMorgan Securities LLC	33,335	33,335		—	—
Morgan Stanley & Co. LLC	539,091	519,507		—	(19,584	)(b)
SG Americas Securities LLC	33,830	33,830		—	—

	$2,348,672	$2,318,733		$—	$(29,939)

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

International Dividend Growth
HSBC Bank PLC	$29,604	$28,939		$—	$(665	)(b)
Morgan Stanley & Co. LLC	63,998	63,998		—	—

	$93,602	$92,937		$—	$(665)

Latin America 40
BNP Paribas Prime Brokerage International Ltd.	$633,600	$633,600		$—	$—
Citigroup Global Markets Inc.	6,569,139	6,569,139		—	—
Goldman Sachs & Co.	1,204,064	1,204,064		—	—
ING Financial Markets LLC	2,173,248	2,173,248		—	—
JPMorgan Securities LLC	9,107,200	9,107,200		—	—
Morgan Stanley & Co. LLC	2,235,750	2,235,750		—	—
Nomura Securities International Inc.	16,886	16,886		—	—
RBC Capital Markets LLC	86,592	86,592		—	—
UBS Securities LLC	33,264	33,262		—	(2	)(b)
Wells Fargo Bank, National Association	86,733	86,733		—	—
Wells Fargo Securities LLC	7	7		—	—

	$22,146,483	$22,146,481		$—	$(2)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.
Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	52

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
Emerging Markets Infrastructure	0.60
International Developed Property	0.48
International Dividend Growth	0.22

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.5700
Over $18 billion, up to and including $24 billion	0.5415
Over $24 billion, up to and including $30 billion	0.5145
Over $30 billion	0.4888

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

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Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Fees Paid to BTC
Asia 50	$22,398
Emerging Markets Infrastructure	1,204
Europe	35,777
International Developed Property	7,276
International Dividend Growth	1,013
Latin America 40	38,732

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Asia 50	$15,509,737	$4,844,265	$(2,375,668)
Emerging Markets Infrastructure	167,468	73,170	(149,501)
Europe	4,244,294	3,642,292	(1,752,267)
International Developed Property	25,282	256,323	(109,585)
International Dividend Growth	3,280,128	2,950,762	(281,327)
Latin America 40	—	2,915,189	(2,739,746)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Asia 50	$543,230,898	$107,422,726
Emerging Markets Infrastructure	2,168,359	2,089,179
Europe	42,958,995	36,098,394
International Developed Property	21,315,969	11,653,894
International Dividend Growth	19,558,519	17,437,938
Latin America 40	142,925,032	150,479,323

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$17,788,158	$6,445,636
Europe	82,013,426	146,781,062
International Developed Property	72,523,376	101,316,289
International Dividend Growth	16,778,270	10,724,098
Latin America 40	147,547,884	217,021,401

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

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Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Asia 50	$47,459,131
Emerging Markets Infrastructure	29,427,622
Europe	247,834,032
International Developed Property	23,371,231
International Dividend Growth	4,578,095
Latin America 40	506,864,858

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$1,543,211,526	$400,139,000	$(146,463,853)	$253,675,147
Emerging Markets Infrastructure	17,401,793	1,933,563	(5,189,253)	(3,255,690)
Europe	1,692,366,604	259,672,197	(547,154,958)	(287,482,761)
International Developed Property	98,327,741	2,289,344	(26,500,016)	(24,210,672)
International Dividend Growth	100,885,143	8,791,176	(9,691,294)	(900,118)
Latin America 40	1,402,940,093	40,622,559	(622,268,113)	(581,645,554)

9.	LINE OF CREDIT

The iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended September 30, 2020, the iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF and iShares Latin America 40 ETF did not borrow under the credit agreement.

For the six months ended September 30, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
International Dividend Growth	$240,600	$13,148	1.15%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

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Notes to Financial Statements  (unaudited) (continued)

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Asia 50
Shares sold	6,850,000	$479,309,431	1,950,000	$126,964,717
Shares redeemed	(200,000)	(11,786,300)	(900,000)	(52,310,495)

Net increase	6,650,000	$467,523,131	1,050,000	$74,654,222

Emerging Markets Infrastructure
Shares redeemed	—	$—	(250,000)	$(6,421,039)

Europe
Shares sold	2,250,000	$86,142,285	600,000	$28,120,692
Shares redeemed	(4,150,000)	(150,344,931)	(11,400,000)	(475,166,151)

Net decrease	(1,900,000)	$(64,202,646)	(10,800,000)	$(447,045,459)

International Developed Property
Shares sold	2,800,000	$86,165,116	500,000	$19,501,365
Shares redeemed	(3,300,000)	(105,623,418)	(1,100,000)	(40,928,919)

Net decrease	(500,000)	$(19,458,302)	(600,000)	$(21,427,554)

International Dividend Growth
Shares sold	350,000	$19,600,130	750,000	$44,015,939
Shares redeemed	(250,000)	(11,866,075)	(400,000)	(22,980,659)

Net increase	100,000	$7,734,055	350,000	$21,035,280

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Latin America 40
Shares sold	9,000,000	$201,072,900	32,000,000	$1,054,075,612
Shares redeemed	(14,250,000)	(283,637,877)	(34,500,000)	(1,072,554,885)

Net decrease	(5,250,000)	$(82,564,977)	(2,500,000)	$(18,479,273)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Europe ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares International Dividend Growth ETF, iShares International Developed Property ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with

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independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Latin America 40 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

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Board Review and Approval of Investment Advisory Contract  (continued)

extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

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Board Review and Approval of Investment Advisory Contract  (continued)

relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Asia 50(a)	$0.246371	$—	$0.013664	$0.260035	95%	—%	5%		100%
Europe(a)	0.493480	—	0.000307	0.493787	100	—	0	(b)	100
Latin America 40(a)	0.271029	—	0.001337	0.272366	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	68

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-304-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca
•	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	31.31%	15.15%

U.S. small cap equities (Russell 2000® Index)	31.60	0.39

International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49

Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98

Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

Fund Summary as of September 30, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF

Investment Objective

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	19.64%	5.27%	5.68%	6.15%	5.27%	31.81%	34.79%
Fund Market	19.13	5.86	5.71	6.17	5.86	31.98	34.97
Index	17.54	6.51	6.30	6.83	6.51	35.70	39.20

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,196.40	$ 0.11		$ 1,000.00	$ 1,025.00	$ 0.10		0.02%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	100.1%
Forward foreign currency exchange contracts, net cumulative depreciation	(0.5)
Other assets less liabilities	0.4

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Industrials	22.8%
Consumer Discretionary	15.2
Information Technology	12.2
Health Care	11.9
Communication Services	10.0
Consumer Staples	9.0
Financials	8.6
Materials	5.6
Real Estate	2.7
Utilities	1.3
Energy	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® JPX-Nikkei 400 ETF

Investment Objective

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	19.70%	7.19%	7.30%	5.82%	7.19%	42.23%	76.10%
Fund Market	21.30	7.06	7.13	5.86	7.06	41.08	76.77
Index	19.95	7.59	7.68	6.10	7.59	44.79	80.81

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,197.00	$ 2.64		$ 1,000.00	$ 1,022.70	$ 2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	22.8%
Consumer Discretionary	15.2
Information Technology	12.2
Health Care	11.9
Communication Services	10.0
Consumer Staples	9.0
Financials	8.6
Materials	5.6
Real Estate	2.7
Utilities	1.3
Energy	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Nintendo Co. Ltd.	2.1%
Keyence Corp.	2.0
Sony Corp.	1.9
SoftBank Group Corp.	1.8
Recruit Holdings Co. Ltd.	1.6
NTT DOCOMO Inc.	1.6
Daiichi Sankyo Co. Ltd.	1.6
Toyota Motor Corp.	1.5
Nidec Corp.	1.4
Daikin Industries Ltd.	1.4

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	6

Schedule of Investments (unaudited) September 30, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares JPX-Nikkei 400 ETF(a)	45,825	$2,931,884

Total Investment Companies — 100.0% (Cost: $2,699,171)		2,931,884

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(a)(b)	1,000	1,000

Total Short-Term Investments — 0.1% (Cost: $1,000)		1,000

Total Investments in Securities — 100.1% (Cost: $2,700,171)		2,932,884

Other Assets, Less Liabilities — (0.1)%		(1,550)

Net Assets — 100.0%		$2,931,334

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,000	$0	(a)	$—	$—	$—	$1,000	1,000	$2	$—
iShares JPX-Nikkei 400 ETF	2,476,780	103,164		(156,110)	(16,498)	524,548	2,931,884	45,825	19,880	—

					$(16,498)	$524,548	$2,932,884		$19,882	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	306,499,000	USD	2,904,390	MS	10/05/20	$1,870

USD	2,891,504	JPY	306,499,000	MS	10/05/20	(14,756)

USD	2,960,427	JPY	312,310,000	MS	11/05/20	(1,947)

						(16,703)

	Net unrealized depreciation					$(14,833)

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,870

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$16,703

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(88,361)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$42,417

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,998,399
Average amounts sold — in USD	$6,758,786

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,870	$16,703

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,870	$16,703
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$1,870	$16,703

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets

Morgan Stanley & Co. International PLC	$ 1,870	$(1,870)	$ —

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities(b)

Morgan Stanley & Co. International PLC	$16,703	$(1,870)	$14,833

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$2,931,884	$—	$—	$2,931,884
Money Market Funds	1,000	—	—	1,000

	$2,932,884	$—	$—	$2,932,884

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,870	$—	$1,870
Liabilities
Forward Foreign Currency Exchange Contracts	—	(16,703)	—	(16,703)

	$—	$(14,833)	$—	$(14,833)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Yamato Holdings Co. Ltd.	9,000	$235,469

Airlines — 0.4%
ANA Holdings Inc.(a)	9,000	207,240
Japan Airlines Co. Ltd.(a)	9,000	167,668

		374,908

Auto Components — 2.5%
Aisin Seiki Co. Ltd.	4,500	142,850
Bridgestone Corp.	13,500	424,330
Daikyonishikawa Corp.	900	4,742
Denso Corp.	10,800	470,460
JTEKT Corp.	5,400	41,960
Koito Manufacturing Co. Ltd.	3,600	182,507
NGK Spark Plug Co. Ltd.	3,600	62,428
Nifco Inc./Japan	1,800	48,816
Stanley Electric Co. Ltd.	3,600	102,852
Sumitomo Electric Industries Ltd.	18,900	211,154
Sumitomo Rubber Industries Ltd.	4,500	41,491
Topre Corp.	900	9,637
Toyoda Gosei Co. Ltd.	1,800	41,021
Toyota Boshoku Corp.	1,800	25,329
Toyota Industries Corp.	4,500	283,142
TPR Co. Ltd.	900	10,874
TS Tech Co. Ltd.	900	25,270
Yokohama Rubber Co. Ltd. (The)	2,700	38,147

		2,167,010

Automobiles — 3.8%
Honda Motor Co. Ltd.	39,600	928,178
Isuzu Motors Ltd.	14,400	125,183
Mazda Motor Corp.	15,300	88,584
Subaru Corp.	15,300	294,604
Suzuki Motor Corp.	9,900	420,560
Toyota Motor Corp.	19,884	1,306,130
Yamaha Motor Co. Ltd.	7,200	103,842

		3,267,081

Banks — 4.1%
Aozora Bank Ltd.	2,700	44,595
Chiba Bank Ltd. (The)	17,100	93,821
Concordia Financial Group Ltd.	29,700	102,724
Mebuki Financial Group Inc.	25,200	56,833
Mitsubishi UFJ Financial Group Inc.	252,000	993,625
Mizuho Financial Group Inc.	67,950	843,821
Resona Holdings Inc.	54,000	182,985
Seven Bank Ltd.	16,200	39,145
Shinsei Bank Ltd.	3,600	44,143
Sumitomo Mitsui Financial Group Inc.	33,300	920,617
Sumitomo Mitsui Trust Holdings Inc.	9,004	238,261

		3,560,570

Beverages — 1.1%
Asahi Group Holdings Ltd.	10,800	374,157
Kirin Holdings Co. Ltd.	21,600	403,938
Suntory Beverage & Food Ltd.	3,600	134,749

		912,844

Biotechnology — 0.1%
PeptiDream Inc.(a)	2,700	125,879

Building Products — 1.9%
AGC Inc.	4,500	130,910

Security	Shares	Value

Building Products (continued)
Aica Kogyo Co. Ltd.	1,800	$63,622
Daikin Industries Ltd.	6,300	1,152,184
Nichias Corp.	1,800	42,335
Sanwa Holdings Corp.	4,500	47,375
TOTO Ltd.	3,600	164,598

		1,601,024

Capital Markets — 1.3%
Daiwa Securities Group Inc.	39,600	165,372
Japan Exchange Group Inc.	14,400	400,902
Matsui Securities Co. Ltd.	2,700	24,101
Nomura Holdings Inc.	87,300	395,924
SBI Holdings Inc.	5,400	138,825

		1,125,124

Chemicals — 4.6%
Air Water Inc.	4,500	60,551
Asahi Kasei Corp.	32,400	280,833
Daicel Corp.	7,200	51,648
Denka Co. Ltd.	1,800	54,496
DIC Corp.	1,800	44,655
JSR Corp.	4,500	106,136
Kansai Paint Co. Ltd.	5,400	133,452
Kuraray Co. Ltd.	8,100	78,137
Mitsubishi Chemical Holdings Corp.	33,300	191,129
Mitsubishi Gas Chemical Co. Inc.	4,500	82,981
Mitsui Chemicals Inc.	4,500	108,140
Nippon Paint Holdings Co. Ltd.	4,300	440,472
Nissan Chemical Corp.	2,700	143,277
Nitto Denko Corp.	3,600	233,336
NOF Corp.	1,800	70,615
Shin-Etsu Chemical Co. Ltd.	8,600	1,115,237
Showa Denko KK	3,600	65,566
Sumitomo Chemical Co. Ltd.	36,000	118,374
Taiyo Nippon Sanso Corp.	4,500	68,867
Teijin Ltd.	4,500	69,464
Tokai Carbon Co. Ltd.	5,400	57,413
Tokuyama Corp.	900	21,526
Toray Industries Inc.	36,000	163,506
Tosoh Corp.	7,200	116,327
Ube Industries Ltd.	2,700	45,311

		3,921,449

Commercial Services & Supplies — 0.7%
Park24 Co. Ltd.	2,700	43,418
Pilot Corp.	900	26,352
Secom Co. Ltd.	5,400	491,542
Sohgo Security Services Co. Ltd.	1,800	85,284

		646,596

Construction & Engineering — 1.2%
COMSYS Holdings Corp.	2,700	74,734
Hazama Ando Corp.	4,500	30,958
Kajima Corp.	12,600	150,679
Kumagai Gumi Co. Ltd.	900	23,120
Kyowa Exeo Corp.	2,700	70,155
Kyudenko Corp.	900	25,884
Maeda Corp.	3,600	26,233
Nippo Corp.	900	24,766
Nishimatsu Construction Co. Ltd.	900	17,799
Obayashi Corp.	16,200	146,603
Penta-Ocean Construction Co. Ltd.	6,300	41,013
Shimizu Corp.	16,200	121,120

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Sumitomo Mitsui Construction Co. Ltd.	3,620	$14,647
Taisei Corp.	5,400	181,655
Toda Corp.	6,300	42,983
Tokyu Construction Co. Ltd.	1,800	7,829

		1,000,178

Construction Materials — 0.1%
Taiheiyo Cement Corp.	3,600	91,220

Consumer Finance — 0.0%
AEON Financial Service Co. Ltd.	3,600	32,510
Orient Corp.	13,500	14,456

		46,966

Distributors — 0.0%
PALTAC Corp.	900	45,286

Diversified Financial Services — 0.7%
Financial Products Group Co. Ltd.	900	4,537
Fuyo General Lease Co. Ltd.	900	55,434
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,600	57,908
ORIX Corp.	30,600	378,404
Tokyo Century Corp.	900	48,697
Zenkoku Hosho Co. Ltd.	1,800	70,530

		615,510

Diversified Telecommunication Services — 1.2%
Nippon Telegraph & Telephone Corp.	50,400	1,026,817

Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	15,300	185,722
Kansai Electric Power Co. Inc. (The)	19,800	191,377
Kyushu Electric Power Co. Inc.	10,800	97,940
Tohoku Electric Power Co. Inc.	12,600	126,084

		601,123

Electrical Equipment — 2.3%
Fuji Electric Co. Ltd.	2,700	84,687
Furukawa Electric Co. Ltd.	1,800	42,676
Mitsubishi Electric Corp.	50,400	678,893
Nidec Corp.	12,600	1,170,691
Nissin Electric Co. Ltd.	900	9,526

		1,986,473

Electronic Equipment, Instruments & Components — 6.2%
Alps Alpine Co. Ltd.	4,500	60,040
Azbil Corp.	3,600	133,725
Hamamatsu Photonics KK	3,600	180,460
Hirose Electric Co. Ltd.	907	116,286
Hitachi Ltd.	24,300	815,833
Horiba Ltd.	900	46,736
Keyence Corp.	3,644	1,691,302
Kyocera Corp.	7,200	409,158
Murata Manufacturing Co. Ltd.	14,900	956,294
Omron Corp.	4,500	348,811
Shimadzu Corp.	6,300	190,439
Taiyo Yuden Co. Ltd.	1,800	56,117
TDK Corp.	2,700	291,926
Yokogawa Electric Corp.	4,500	70,999

		5,368,126

Energy Equipment & Services — 0.0%
Modec Inc.	900	13,927

Entertainment — 3.1%
Capcom Co. Ltd.	2,700	149,929

Security	Shares	Value

Entertainment (continued)
COLOPL Inc.(a)	1,800	$15,317
Daiichikosho Co. Ltd.	900	28,783
DeNA Co. Ltd.	2,700	49,430
GungHo Online Entertainment Inc.	990	21,173
Konami Holdings Corp.	1,800	77,438
Nexon Co. Ltd.	12,600	313,060
Nintendo Co. Ltd.	3,100	1,752,544
Square Enix Holdings Co. Ltd.	1,800	118,715
Toho Co. Ltd.	2,700	110,912

		2,637,301

Food & Staples Retailing — 2.3%
Aeon Co. Ltd.	19,800	530,227
Ain Holdings Inc.	900	62,769
Cosmos Pharmaceutical Corp.	400	69,554
Create SD Holdings Co. Ltd.	900	31,427
Kobe Bussan Co. Ltd.	1,800	98,588
Kusuri no Aoki Holdings Co. Ltd.	500	40,652
Lawson Inc.	900	42,812
Matsumotokiyoshi Holdings Co. Ltd.	1,800	65,498
Seven & i Holdings Co. Ltd.	19,800	609,779
Sugi Holdings Co. Ltd.	900	63,451
Sundrug Co. Ltd.	1,800	67,630
Tsuruha Holdings Inc.	900	127,158
Welcia Holdings Co. Ltd.	2,700	118,331
Yaoko Co. Ltd.	900	66,607

		1,994,483

Food Products — 2.0%
Ajinomoto Co. Inc.	10,800	220,953
Ariake Japan Co. Ltd.	300	20,269
Calbee Inc.	2,700	88,653
Ezaki Glico Co. Ltd.	1,800	80,423
Kewpie Corp.	2,700	55,417
Kikkoman Corp.	3,600	198,541
Maruha Nichiro Corp.	900	20,570
MEIJI Holdings Co. Ltd.	3,600	274,273
Morinaga & Co. Ltd./Japan	900	35,350
NH Foods Ltd.	1,800	79,996
Nichirei Corp.	2,700	71,203
Nippon Suisan Kaisha Ltd.	7,200	30,498
Nissin Foods Holdings Co. Ltd.	1,800	168,862
Toyo Suisan Kaisha Ltd.	2,700	142,253
Yakult Honsha Co. Ltd.	3,600	199,564

		1,686,825

Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	9,900	192,315
Tokyo Gas Co. Ltd.	9,900	225,712

		418,027

Health Care Equipment & Supplies — 3.3%
Asahi Intecc Co. Ltd.	5,400	168,862
Hoya Corp.	9,900	1,112,612
Japan Lifeline Co. Ltd.	1,800	23,726
Nihon Kohden Corp.	1,800	59,016
Olympus Corp.	27,900	576,877
Sysmex Corp.	3,600	342,159
Terumo Corp.	14,400	570,378

		2,853,630

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	5,400	117,589
Medipal Holdings Corp.	5,400	107,713

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Ship Healthcare Holdings Inc.	900	$43,751

		269,053

Health Care Technology — 0.8%
M3 Inc.	10,800	665,214

Hotels, Restaurants & Leisure — 1.2%
KOMEDA Holdings Co. Ltd.	900	16,750
McDonald’s Holdings Co. Japan Ltd.	1,800	87,331
Oriental Land Co. Ltd.	5,300	740,282
Resorttrust Inc.	1,800	27,325
Skylark Holdings Co. Ltd.(b)	5,400	76,755
Zensho Holdings Co. Ltd.	2,700	63,477

		1,011,920

Household Durables — 3.6%
Casio Computer Co. Ltd.	4,500	72,235
Fujitsu General Ltd.	1,800	52,023
Haseko Corp.	6,300	82,384
Iida Group Holdings Co. Ltd.	4,500	90,529
Nikon Corp.	8,100	54,343
Panasonic Corp.	57,600	485,121
Pressance Corp.	900	11,863
Rinnai Corp.	900	87,416
Sekisui Chemical Co. Ltd.	11,700	185,927
Sekisui House Ltd.	17,100	300,988
Sony Corp.	21,600	1,643,999
Sumitomo Forestry Co. Ltd.	3,600	56,970

		3,123,798

Household Products — 0.9%
Lion Corp.	6,300	129,128
Pigeon Corp.	3,200	142,519
Unicharm Corp.	10,800	482,229

		753,876

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	3,600	55,366

Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	2,700	111,551
TOKAI Holdings Corp.	2,700	26,506

		138,057

Insurance — 2.2%
Dai-ichi Life Holdings Inc.	27,900	390,489
MS&AD Insurance Group Holdings Inc.	12,600	337,178
Sompo Holdings Inc.	9,000	309,495
T&D Holdings Inc.	15,300	149,622
Tokio Marine Holdings Inc.	17,100	745,380

		1,932,164

Interactive Media & Services — 0.7%
Dip Corp.	900	18,370
Kakaku.com Inc.	3,600	94,392
Mixi Inc.	900	24,135
Z Holdings Corp.	67,500	447,101

		583,998

Internet & Direct Marketing Retail — 0.4%
Rakuten Inc.	22,500	241,353
ZOZO Inc.	3,600	99,885

		341,238

IT Services — 2.7%
Digital Garage Inc.	900	30,446
Fujitsu Ltd.	4,900	665,839

Security	Shares	Value

IT Services (continued)
GMO Payment Gateway Inc.	900	$95,859
Itochu Techno-Solutions Corp.	1,800	67,971
NEC Corp.	6,300	366,550
Nihon Unisys Ltd.	1,800	56,287
Nomura Research Institute Ltd.	7,264	213,040
NS Solutions Corp.	900	27,632
NTT Data Corp.	13,500	171,676
Obic Co. Ltd.	1,800	314,527
Otsuka Corp.	2,700	137,648
SCSK Corp.	900	50,062
TIS Inc.	5,400	114,007

		2,311,544

Leisure Products — 1.1%
Bandai Namco Holdings Inc.	5,400	393,448
Shimano Inc.	1,800	353,416
Tomy Co. Ltd.	1,800	15,437
Yamaha Corp.	3,600	171,250

		933,551

Machinery — 5.7%
Amada Co. Ltd.	6,300	58,624
Daifuku Co. Ltd.	2,700	270,691
DMG Mori Co. Ltd.	3,600	49,533
FANUC Corp.	4,800	915,152
Harmonic Drive Systems Inc.	900	57,481
Hino Motors Ltd.	6,300	40,535
Hitachi Construction Machinery Co. Ltd.	1,800	64,816
IHI Corp.	3,600	47,588
Kawasaki Heavy Industries Ltd.(a)	3,600	48,339
Komatsu Ltd.	22,500	492,514
Kubota Corp.	27,000	480,361
Makita Corp.	6,300	299,687
MINEBEA MITSUMI Inc.	9,000	169,715
MISUMI Group Inc.	6,300	175,216
Mitsubishi Heavy Industries Ltd.	9,000	198,754
Nabtesco Corp.	2,700	97,607
NGK Insulators Ltd.	6,300	89,250
NSK Ltd.	10,800	81,975
OSG Corp.	2,700	43,111
SMC Corp.	1,600	886,345
Sumitomo Heavy Industries Ltd.	2,700	62,479
Takeuchi Manufacturing Co. Ltd.	900	17,756
THK Co. Ltd.	2,700	67,263
Yaskawa Electric Corp.	5,400	209,542

		4,924,334

Media — 0.6%
CyberAgent Inc.	2,700	165,536
Dentsu Group Inc.	6,300	184,767
Hakuhodo DY Holdings Inc.	7,200	92,448
Nippon Television Holdings Inc.	4,500	48,143

		490,894

Metals & Mining — 0.8%
Dowa Holdings Co. Ltd.	1,800	52,535
Hitachi Metals Ltd.	5,400	82,640
JFE Holdings Inc.(a)	14,425	100,058
Nippon Light Metal Holdings Co. Ltd.	1,260	19,856
Nippon Steel Corp.(a)	22,504	211,008
Sumitomo Metal Mining Co. Ltd.	6,300	193,722

		659,819

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.7%
Izumi Co. Ltd.	900	$32,621
J Front Retailing Co. Ltd.	6,300	45,252
Marui Group Co. Ltd.	4,500	85,753
Pan Pacific International Holdings Corp.	10,800	250,734
Ryohin Keikaku Co. Ltd.	7,200	118,715
Seria Co. Ltd.	900	38,164

		571,239

Oil, Gas & Consumable Fuels — 0.7%
Cosmo Energy Holdings Co. Ltd.	900	12,801
ENEOS Holdings Inc.	76,500	271,842
Idemitsu Kosan Co. Ltd.	5,400	114,724
Inpex Corp.	26,100	139,367
Iwatani Corp.(b)	900	33,644

		572,378

Paper & Forest Products — 0.1%
Oji Holdings Corp.	20,700	94,546

Personal Products — 2.1%
Kao Corp.	12,600	941,687
Kobayashi Pharmaceutical Co. Ltd.	1,600	154,193
Kose Corp.	900	109,590
Pola Orbis Holdings Inc.	1,800	33,824
Shiseido Co. Ltd.	9,900	566,156

		1,805,450

Pharmaceuticals — 7.3%
Astellas Pharma Inc.	44,140	655,428
Chugai Pharmaceutical Co. Ltd.	16,200	723,804
Daiichi Sankyo Co. Ltd.	43,209	1,322,106
Eisai Co. Ltd.	6,300	572,152
Hisamitsu Pharmaceutical Co. Inc.	1,800	91,595
Kaken Pharmaceutical Co. Ltd.	900	41,107
Kyowa Kirin Co. Ltd.	5,400	152,794
Nippon Shinyaku Co. Ltd.	1,100	90,060
Ono Pharmaceutical Co. Ltd.	11,700	366,311
Otsuka Holdings Co. Ltd.	10,800	455,211
Santen Pharmaceutical Co. Ltd.	9,000	183,275
Sawai Pharmaceutical Co. Ltd.	900	45,286
Shionogi & Co. Ltd.	6,300	336,044
Sumitomo Dainippon Pharma Co. Ltd.	3,600	47,179
Takeda Pharmaceutical Co. Ltd.	32,400	1,149,489

		6,231,841

Professional Services — 2.3%
Benefit One Inc.	1,800	45,235
en-japan Inc.	900	22,523
Meitec Corp.	900	45,627
Nihon M&A Center Inc.	3,600	203,999
Outsourcing Inc.	2,700	24,766
Persol Holdings Co. Ltd.	4,500	72,619
Recruit Holdings Co. Ltd.	35,100	1,383,644
SMS Co. Ltd.	1,800	51,853
TechnoPro Holdings Inc.	900	55,605
UT Group Co. Ltd.(a)(b)	900	30,361

		1,936,232

Real Estate Management & Development — 2.7%
Aeon Mall Co. Ltd.	2,700	37,764
Daito Trust Construction Co. Ltd.	1,800	158,969
Daiwa House Industry Co. Ltd.	15,300	391,090
Hulic Co. Ltd.	10,800	100,703
Ichigo Inc.	6,300	18,208

Security	Shares	Value

Real Estate Management & Development (continued)
Mitsubishi Estate Co. Ltd.	35,100	$527,847
Mitsui Fudosan Co. Ltd.	24,300	420,581
Nomura Real Estate Holdings Inc.	2,700	51,017
Open House Co. Ltd.	1,800	64,816
Relo Group Inc.	2,700	64,372
Starts Corp. Inc.	900	19,666
Sumitomo Realty & Development Co. Ltd.	10,800	317,460
Tokyo Tatemono Co. Ltd.	5,400	65,652
Tokyu Fudosan Holdings Corp.	13,500	57,695

		2,295,840

Road & Rail — 3.5%
Central Japan Railway Co.	4,300	614,868
East Japan Railway Co.	9,000	552,639
Hankyu Hanshin Holdings Inc.	6,300	201,781
Hitachi Transport System Ltd.	900	28,357
Keio Corp.	2,700	166,303
Keisei Electric Railway Co. Ltd.	3,600	101,283
Kintetsu Group Holdings Co. Ltd.	4,500	191,249
Nagoya Railroad Co. Ltd.	5,400	147,473
Nippon Express Co. Ltd.	1,800	104,728
Odakyu Electric Railway Co. Ltd.	7,200	180,392
Sankyu Inc.	900	35,265
Seibu Holdings Inc.	7,200	77,097
Sotetsu Holdings Inc.	1,800	48,356
Tobu Railway Co. Ltd.	5,400	166,048
Tokyu Corp.	12,600	162,739
West Japan Railway Co.	4,500	221,354

		2,999,932

Semiconductors & Semiconductor Equipment — 2.0%
Advantest Corp.	3,600	173,638
Disco Corp.	700	168,549
Lasertec Corp.	2,200	179,494
Renesas Electronics Corp.(a)	20,700	150,057
SCREEN Holdings Co. Ltd.	900	47,503
SUMCO Corp.	6,300	88,056
Tokyo Electron Ltd.	3,300	854,629
Tokyo Seimitsu Co. Ltd.	900	28,399
Ulvac Inc.	900	32,450

		1,722,775

Software — 0.3%
Oracle Corp. Japan	900	96,541
Trend Micro Inc.	2,700	164,001

		260,542

Specialty Retail — 1.6%
ABC-Mart Inc.	900	46,650
Bic Camera Inc.	2,700	29,807
Fast Retailing Co. Ltd.	700	436,862
Hikari Tsushin Inc.	500	118,355
K’s Holdings Corp.	4,500	60,552
Nitori Holdings Co. Ltd.	2,200	455,510
Nojima Corp.	900	24,135
Shimamura Co. Ltd.	900	87,245
United Arrows Ltd.	900	12,972
USS Co. Ltd.	5,400	96,149
Workman Co. Ltd.	600	52,364

		1,420,601

Technology Hardware, Storage & Peripherals — 0.8%
Brother Industries Ltd.	6,300	99,458
Canon Inc.	25,250	417,882

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Elecom Co. Ltd.	900	$44,007
Konica Minolta Inc.	10,800	30,293
Seiko Epson Corp.	6,300	71,937
Toshiba TEC Corp.	900	37,482

		701,059

Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	900	71,127

Tobacco — 0.5%
Japan Tobacco Inc.	26,100	474,860

Trading Companies & Distributors — 4.1%
ITOCHU Corp.	35,100	893,049
Kanamoto Co. Ltd.	900	20,408
Kanematsu Corp.	1,800	21,918
Marubeni Corp.	53,100	299,137
Mitsubishi Corp.	32,400	771,392
Mitsui & Co. Ltd.	43,200	738,080
MonotaRO Co. Ltd.	3,600	178,073
Sojitz Corp.	27,000	60,893
Sumitomo Corp.	31,500	375,654
Toyota Tsusho Corp.	5,400	150,543

		3,509,147

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	1,800	78,973

Wireless Telecommunication Services — 4.4%
KDDI Corp.	36,900	928,707
NTT DOCOMO Inc.	36,000	1,325,310

Security	Shares	Value

Wireless Telecommunication Services (continued)
SoftBank Group Corp.	24,300	$1,489,592

		3,743,609

Total Common Stocks — 99.0% (Cost: $77,640,705)		85,008,823

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(c)(d)(e)	146,283	146,415
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(c)(d)	43,000	43,000

		189,415

Total Short-Term Investments — 0.2% (Cost: $189,286)		189,415

Total Investments in Securities — 99.2% (Cost: $77,829,991)		85,198,238

Other Assets, Less Liabilities — 0.8%		668,034

Net Assets — 100.0%		$85,866,272

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$233,671	$—	$(87,665	)(a)	$444	$(35)	$146,415	146,283	$1,883	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	53,000	—	(10,000	)(a)	—	—	43,000	43,000	28		—

					$444	$(35)	$189,415		$1,911		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	50	12/10/20	$770	$(14,053)

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,053

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$144,576

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,531)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$890,753

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$85,008,823	$—	$—	$85,008,823
Money Market Funds	189,415	—	—	189,415

	$85,198,238	$—	$—	$85,198,238

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,053)	$—	$—	$(14,053)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2020

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$85,008,823
Affiliated(c)	2,932,884	189,415
Cash	426	2,133
Foreign currency, at value(d)	—	182,201
Foreign currency collateral pledged:
Futures contracts(e)	—	8,055
Receivables:
Investments sold	12,857	43,874
Securities lending income — Affiliated	—	116
Dividends	—	628,114
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,870	—

Total assets	2,948,037	86,062,731

LIABILITIES
Collateral on securities loaned, at value	—	145,986
Payables:
Variation margin on futures contracts	—	14,866
Investment advisory fees	—	35,607
Unrealized depreciation on:
Forward foreign currency exchange contracts	16,703	—

Total liabilities	16,703	196,459

NET ASSETS	$2,931,334	$85,866,272

NET ASSETS CONSIST OF:
Paid-in capital	$3,264,497	$98,944,112
Accumulated loss	(333,163)	(13,077,840)

NET ASSETS	$2,931,334	$85,866,272

Shares outstanding	100,000	1,350,000

Net asset value	$29.31	$63.60

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$139,197
(b) Investments, at cost — Unaffiliated	$—	$77,640,705
(c) Investments, at cost — Affiliated	$2,700,171	$189,286
(d) Foreign currency, at cost	$—	$182,549
(e) Foreign currency collateral pledged, at cost	$—	$8,060

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	16

Statements of Operations  (unaudited)

Six Months Ended September 30, 2020

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$833,568
Dividends — Affiliated	19,882	28
Securities lending income — Affiliated — net	—	1,883
Foreign taxes withheld	—	(83,229)

Total investment income	19,882	752,250

EXPENSES
Investment advisory fees	8,153	212,452
Miscellaneous	264	264

Total expenses	8,417	212,716

Less:
Investment advisory fees waived	(8,153)	—

Total expenses after fees waived	264	212,716

Net investment income	19,618	539,534

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(188,750)
Investments — Affiliated	(16,498)	444
In-kind redemptions — Unaffiliated	—	1,962,478
Futures contracts	—	144,576
Forward foreign currency exchange contracts	(88,361)	—
Foreign currency transactions	—	16,768

Net realized gain (loss)	(104,859)	1,935,516

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	13,284,495
Investments — Affiliated	524,548	(35)
Futures contracts	—	(6,531)
Forward foreign currency exchange contracts	42,417	—
Foreign currency translations	—	(2,886)

Net change in unrealized appreciation (depreciation)	566,965	13,275,043

Net realized and unrealized gain	462,106	15,210,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$481,724	$15,750,093

See notes to financial statements.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,618	$57,573	$539,534	$1,688,538
Net realized gain (loss)	(104,859)	19,952	1,935,516	4,187,750
Net change in unrealized appreciation (depreciation)	566,965	(331,351)	13,275,043	(10,972,186)

Net increase (decrease) in net assets resulting from operations	481,724	(253,826)	15,750,093	(5,095,898)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,621)	(57,621)	(637,867)	(2,153,569)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	—	(9,525,159)	(27,288,453)

NET ASSETS
Total increase (decrease) in net assets	462,103	(311,447)	5,587,067	(34,537,920)
Beginning of period	2,469,231	2,780,678	80,279,205	114,817,125

End of period	$2,931,334	$2,469,231	$85,866,272	$80,279,205

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	18

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged JPX-Nikkei 400 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 09/29/15(a) to 03/31/16

Net asset value, beginning of period	$24.69		$27.81	$29.22	$25.57	$23.03	$23.88

Net investment income(b)	0.20		0.58	0.41	0.48	0.47	0.23
Net realized and unrealized gain (loss)(c)	4.62		(3.12)	(1.41)	3.63	2.57	(0.69)

Net increase (decrease) from investment operations	4.82		(2.54)	(1.00)	4.11	3.04	(0.46)

Distributions(d)
From net investment income	(0.20)		(0.58)	(0.41)	(0.46)	(0.50)	(0.20)
From net realized gain	—		—	—	—	—	(0.19)

Total distributions	(0.20)		(0.58)	(0.41)	(0.46)	(0.50)	(0.39)

Net asset value, end of period	$29.31		$24.69	$27.81	$29.22	$25.57	$23.03

Total Return
Based on net asset value	19.64	%(e)	(9.49)%	(3.36)%	16.08%	13.44%	(2.18	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.61	%(g)	0.59%	0.59%	0.59%	0.59%	0.59	%(g)

Total expenses after fees waived(f)	0.02	%(g)	0.00%	0.00%	0.00%	0.00%	0.00	%(g)(h)

Net investment income	1.42	%(g)	2.05%	1.43%	1.69%	1.98%	1.85	%(g)

Supplemental Data
Net assets, end of period (000)	$2,931		$2,469	$2,781	$2,922	$2,557	$3,454

Portfolio turnover rate(i)(j)	4	%(e)	9%	5%	11%	20%	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$53.52		$58.88	$65.42	$55.69	$49.94	$53.69

Net investment income(a)	0.36		0.96	1.06	0.95	0.70	0.87
Net realized and unrealized gain (loss)(b)	10.15		(5.10)	(6.73)	9.76	6.15	(3.93)

Net increase (decrease) from investment operations	10.51		(4.14)	(5.67)	10.71	6.85	(3.06)

Distributions(c)
From net investment income	(0.43)		(1.22)	(0.87)	(0.98)	(1.10)	(0.69)

Total distributions	(0.43)		(1.22)	(0.87)	(0.98)	(1.10)	(0.69)

Net asset value, end of period	$63.60		$53.52	$58.88	$65.42	$55.69	$49.94

Total Return
Based on net asset value	19.70	%(d)	(7.29)%	(8.67)%	19.32%	13.84%	(5.78)%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48%	0.48%	0.49%

Net investment income	1.22	%(e)	1.61%	1.73%	1.54%	1.32%	1.67%

Supplemental Data
Net assets, end of period (000)	$85,866		$80,279	$114,817	$107,940	$83,535	$149,823

Portfolio turnover rate(f)	2	%(d)	7%	11%	8%	7%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	20

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Diversified
JPX-Nikkei 400	Diversified

Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF (the “underlying fund”). The financial statements and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

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Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	22

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

JPX-Nikkei 400
Deutsche Bank Securities Inc.	$33,271	$33,271	$—	$—
Goldman Sachs & Co.	75,334	75,334	—	—
JPMorgan Securities LLC	30,592	30,592	—	—

	$139,197	$139,197	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases

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Notes to Financial Statements  (unaudited) (continued)

due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: The currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Currency Hedged JPX-Nikkei 400	0.59%
JPX-Nikkei 400	0.48

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. For the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares JPX-Nikkei 400 ETF (“JPXN”), after taking into account any fee waivers by JPXN.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees

N O T E S T O F I N A N C I A L S T A T E M E N T S	24

Notes to Financial Statements  (unaudited) (continued)

each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

JPX-Nikkei 400	$468

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged JPX-Nikkei 400	$103,164	$156,110
JPX-Nikkei 400	1,899,206	1,991,100

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

JPX-Nikkei 400	$—	$9,126,171

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Currency Hedged JPX-Nikkei 400	$484,716
JPX-Nikkei 400	19,088,125

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Notes to Financial Statements  (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Currency Hedged JPX-Nikkei 400	$2,718,604	$234,583	$(35,136)	$199,447
JPX-Nikkei 400	78,318,455	20,670,514	(13,804,784)	6,865,730

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	26

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20

iShares ETF	Shares	Amount	Shares	Amount

JPX-Nikkei 400
Shares redeemed	(150,000)	$(9,525,159)	(450,000)	$(27,288,453)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Currency Hedged JPX-Nikkei 400 ETF, iShares JPX-Nikkei 400 ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	28

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Currency Hedged JPX-Nikkei 400(a)	$0.063583	$—	$0.132623	$0.196206	32%	—%	68%	100%
JPX-Nikkei 400(a)	0.141565	—	0.283680	0.425245	33	—	67	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	30

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	32

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., Tokyo Stock Exchange or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-310-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares India 50 ETF | INDY | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® India 50 ETF

Investment Objective

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	33.90%	(5.41)%	5.03%	1.73%	(5.41)%	27.81%	18.74%
Fund Market	35.78	(4.84)	5.00	1.76	(4.84)	27.64	19.04
Index	34.81	(4.88)	6.06	2.53	(4.88)	34.23	28.33

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through April 2, 2017 is calculated using the INR-USD reference rate as published by the Reserve Bank of India. Index performance beginning on April 3, 2017 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,339.00	$ 5.39		$ 1,000.00	$ 1,020.50	$ 4.66		0.92%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	33.0%
Energy	17.0
Information Technology	16.9
Consumer Staples	9.0
Consumer Discretionary	6.9
Materials	6.2
Health Care	4.0
Industrials	2.8
Communication Services	2.1
Utilities	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Reliance Industries Ltd.	15.0%
HDFC Bank Ltd.	9.7
Infosys Ltd.	7.6
Housing Development Finance Corp. Ltd.	6.5
Tata Consultancy Services Ltd.	5.4
ICICI Bank Ltd.	4.6
Kotak Mahindra Bank Ltd.	3.8
Hindustan Unilever Ltd.	3.8
ITC Ltd.	3.1
Larsen & Toubro Ltd.	2.3

F U N D S U M M A R Y	4

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) September 30, 2020	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.8%
Bajaj Auto Ltd.	116,007	$4,530,059
Eicher Motors Ltd.	124,138	3,706,305
Hero MotoCorp Ltd.	115,671	4,934,282
Mahindra & Mahindra Ltd.	852,808	7,026,592
Maruti Suzuki India Ltd.	118,413	10,822,881
Tata Motors Ltd.(a)	1,596,149	2,883,799

		33,903,918

Banks — 22.3%
Axis Bank Ltd.(a)	2,208,209	12,709,622
HDFC Bank Ltd.(a)	3,873,089	56,621,222
ICICI Bank Ltd.(a)	5,522,454	26,553,138
IndusInd Bank Ltd.(a)	505,343	3,612,333
Kotak Mahindra Bank Ltd.(a)	1,304,804	22,428,198
State Bank of India(a)	3,418,839	8,591,119
Yes Bank Ltd., New(a)	1,741,097	233,888
Yes Bank Ltd.(a)	46,465	8,282

		130,757,802

Chemicals — 2.4%
Asian Paints Ltd.	401,634	10,813,307
UPL Ltd.	490,089	3,340,550

		14,153,857

Construction & Engineering — 2.3%
Larsen & Toubro Ltd.	1,088,224	13,298,221

Construction Materials — 2.1%
Grasim Industries Ltd.	351,684	3,547,347
Shree Cement Ltd.	11,894	3,265,603
UltraTech Cement Ltd.	102,854	5,645,329

		12,458,279

Consumer Finance — 1.8%
Bajaj Finance Ltd.	236,211	10,496,630

Electric Utilities — 0.9%
Power Grid Corp. of India Ltd.	2,283,764	5,028,429

Food Products — 2.1%
Britannia Industries Ltd.	105,089	5,409,918
Nestle India Ltd.	31,784	6,857,663

		12,267,581

Gas Utilities — 0.3%
GAIL India Ltd.	1,647,386	1,938,101

Household Products — 3.8%
Hindustan Unilever Ltd.	795,410	22,297,462

Independent Power and Renewable Electricity Producers — 0.8%
NTPC Ltd.	4,319,300	4,982,006

Insurance — 2.3%
Bajaj Finserv Ltd.	53,877	4,273,612
HDFC Life Insurance Co. Ltd.(a)(b)	701,610	5,319,607
SBI Life Insurance Co. Ltd.(a)(b)	347,464	3,821,492

		13,414,711

IT Services — 16.8%
HCL Technologies Ltd.	967,026	10,637,548
Infosys Ltd.	3,263,379	44,596,122
Tata Consultancy Services Ltd.	936,023	31,619,004
Tech Mahindra Ltd.	551,011	5,913,025

Security	Shares	Value

IT Services (continued)
Wipro Ltd.	1,323,648	$5,625,235

		98,390,934

Life Sciences Tools & Services — 0.8%
Divi’s Laboratories Ltd.	113,524	4,689,828

Metals & Mining — 1.6%
Hindalco Industries Ltd.	1,300,766	3,089,716
JSW Steel Ltd.	882,921	3,323,818
Tata Steel Ltd.	669,710	3,265,494

		9,679,028

Oil, Gas & Consumable Fuels — 16.9%
Bharat Petroleum Corp. Ltd.	715,045	3,421,614
Coal India Ltd.	1,866,694	2,934,894
Indian Oil Corp. Ltd.	2,264,471	2,268,154
Oil & Natural Gas Corp. Ltd.	3,250,195	3,050,637
Reliance Industries Ltd.	2,880,316	87,227,352

		98,902,651

Pharmaceuticals — 3.2%
Cipla Ltd.	452,564	4,751,983
Dr. Reddy’s Laboratories Ltd.	108,127	7,602,890
Sun Pharmaceutical Industries Ltd.	961,889	6,524,497

		18,879,370

Textiles, Apparel & Luxury Goods — 1.0%
Titan Co. Ltd.	371,732	6,052,863

Thrifts & Mortgage Finance — 6.4%
Housing Development Finance Corp. Ltd.	1,595,846	37,636,918

Tobacco — 3.1%
ITC Ltd.	7,783,080	18,112,698

Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	651,620	3,018,313

Wireless Telecommunication Services — 2.1%
Bharti Airtel Ltd.	2,138,518	12,201,263

Total Common Stocks — 99.3% (Cost: $343,622,874)		582,560,863

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(c)(d)	970,000	970,000

Total Short-Term Investments — 0.2% (Cost: $970,000)		970,000

Total Investments in Securities — 99.5% (Cost: $344,592,874)		583,530,863

Other Assets, Less Liabilities — 0.5%		2,908,700

Net Assets — 100.0%		$586,439,563

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,930,000	$—	$(960,000	)(a)	$—	$—	$970,000	970,000	$714	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI India NTR Index	58	12/18/20	$3,845	$(21,882)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$21,882

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$317,894

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(63,528)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,405,617

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® India 50 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$582,326,975	$233,888	$—	$582,560,863
Money Market Funds	970,000	—	—	970,000

	$583,296,975	$233,888	$—	$583,530,863

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(21,882)	$—	$—	$(21,882)

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Statement of Assets and Liabilities  (unaudited)

September 30, 2020

iShares India 50 ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$582,560,863
Affiliated(b)	970,000
Cash	6,797
Foreign currency, at value(c)	6,866,547
Cash pledged:
Futures contracts	137,000
Receivables:
Investments sold	2,991,734
Dividends	255,108

Total assets	593,788,049

LIABILITIES
Payables:
Variation margin on futures contracts	256
Capital shares redeemed	6,907,029
Investment advisory fees	441,201

Total liabilities	7,348,486

NET ASSETS	$586,439,563

NET ASSETS CONSIST OF:
Paid-in capital	$455,992,193
Accumulated earnings	130,447,370

NET ASSETS	$586,439,563

Shares outstanding	16,950,000

Net asset value	$34.60

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$343,622,874
(b) Investments, at cost — Affiliated	$970,000
(c) Foreign currency, at cost	$6,866,547

See notes to consolidated financial statements.

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Consolidated Statement of Operations  (unaudited)

Six Months Ended September 30, 2020

iShares India 50 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,931,660
Dividends — Affiliated	714
Foreign taxes withheld	(875,566)

Total investment income	3,056,808

EXPENSES
Investment advisory fees	2,421,195
Miscellaneous	264
Mauritius income taxes	70,449

Total expenses	2,491,908

Net investment income	564,900

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	143,951
Futures contracts	317,894
Foreign currency transactions	(153,569)

Net realized gain	308,276

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	150,875,141
Futures contracts	(63,528)
Foreign currency translations	29,122

Net change in unrealized appreciation (depreciation)	150,840,735

Net realized and unrealized gain	151,149,011

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$151,713,911

See notes to consolidated financial statements.

F I N A N C I A L S T A T E M E N T S	10

Consolidated Statements of Changes in Net Assets

	iShares India 50 ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$564,900	$3,993,993
Net realized gain	308,276	22,569,073
Net change in unrealized appreciation (depreciation)	150,840,735	(253,043,689)

Net increase (decrease) in net assets resulting from operations	151,713,911	(226,480,623)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(570,042)	(5,592,617)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(48,545,037)	(112,630,622)

NET ASSETS
Total increase (decrease) in net assets	102,598,832	(344,703,862)
Beginning of period	483,840,731	828,544,593

End of period	$586,439,563	$483,840,731

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

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Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares India 50 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$25.87		$37.92	$35.00	$32.27	$26.81	$31.06

Net investment income(a)	0.03		0.19	0.16	0.15	0.12	0.18
Net realized and unrealized gain (loss)(b)	8.73		(12.01)	2.97	2.68	5.47	(4.27)

Net increase (decrease) from investment operations	8.76		(11.82)	3.13	2.83	5.59	(4.09)

Distributions(c)
From net investment income		(0.03)	(0.23)	(0.21)	(0.10)	(0.13)	(0.16)

Total distributions		(0.03)	(0.23)	(0.21)	(0.10)	(0.13)	(0.16)

Net asset value, end of period	$34.60		$25.87	$37.92	$35.00	$32.27	$26.81

Total Return
Based on net asset value	33.90	%(d)	(31.41)%	9.04%	8.76%	20.94%	(13.22)%

Ratios to Average Net Assets
Total expenses	0.92	%(e)	0.93%	0.94%	0.92%	0.93%	0.94%

Net investment income	0.21	%(e)	0.51%	0.45%	0.42%	0.43%	0.62%

Supplemental Data
Net assets, end of period (000)	$586,440		$483,841	$828,545	$1,120,132	$846,994	$714,535

Portfolio turnover rate(f)	6	%(d)	26%	24%	14%	11%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	12

Notes to Consolidated Financial Statements  (unaudited)

1.     ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

Basis of Consolidation: The accompanying consolidated financial statements for the Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.     SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (unaudited) (continued)

DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification

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Notes to Consolidated Financial Statements  (unaudited) (continued)

is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
India 50	$31,406,019	$78,603,729

There were no in-kind transactions for the six months ended September 30, 2020

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Notes to Consolidated Financial Statements  (unaudited) (continued)

7.    INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of March 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $79,418,544.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
India 50	$373,667,372	$266,100,872	$(56,259,263)	$209,841,609

8.    PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the consolidated statement of assets and liabilities, less any collateral held by the Fund.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount

India 50
Shares sold	—	$—	3,500,000	$133,151,069
Shares redeemed	(1,750,000)	(48,545,037)	(6,650,000)	(245,781,691)

Net decrease	(1,750,000)	$(48,545,037)	(3,150,000)	$(112,630,622)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the consolidated statement of assets and liabilities.

10.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

11.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares India 50 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	20

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
India 50(a)	$—	$—	$0.032761	$0.032761	—%	—%	100%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	22

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Ltd., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-307-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Russell Top 200 ETF | IWL | NYSE Arca

•	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca

•	iShares Russell Top 200 Value ETF | IWX | NYSE Arca

•	iShares Russell 1000 ETF | IWB | NYSE Arca

•	iShares Russell 1000 Growth ETF | IWF | NYSE Arca

•	iShares Russell 1000 Value ETF | IWD | NYSE Arca

•	iShares Russell 2000 ETF | IWM | NYSE Arca

•	iShares Russell 2000 Growth ETF | IWO | NYSE Arca

•	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	31.31%	15.15%

U.S. small cap equities (Russell 2000® Index)	31.60	0.39

International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49

Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98

Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® Russell Top 200 ETF

Investment Objective

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	33.07%	20.15%	15.42%	14.31%	20.15%	104.82%	281.01%
Fund Market	32.97	20.04	15.43	14.30	20.04	104.92	280.52
Index	33.19	20.35	15.60	14.50	20.35	106.42	287.40

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,330.70	$ 0.88		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	31.0%
Health Care	14.5
Consumer Discretionary	12.5
Communication Services	12.1
Financials	9.2
Consumer Staples	7.2
Industrials	6.3
Utilities	1.8
Materials	1.8
Real Estate	1.8
Energy	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	7.9%
Microsoft Corp.	6.7
Amazon.com Inc.	5.7
Facebook Inc., Class A	2.7
Alphabet Inc., Class A	1.9
Alphabet Inc., Class C	1.9
Berkshire Hathaway Inc., Class B	1.7
Johnson & Johnson	1.7
Procter & Gamble Co. (The)	1.4
Visa Inc., Class A	1.4

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Russell Top 200 Growth ETF

Investment Objective

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	44.90%	40.81%	21.21%	17.90%	40.81%	161.63%	418.90%
Fund Market	44.78	40.70	21.23	17.89	40.70	161.81	418.63
Index	45.08	41.19	21.43	18.13	41.19	164.03	429.34

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,449.00	$ 1.23		$ 1,000.00	$ 1,024.10	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	46.2%
Consumer Discretionary	17.5
Health Care	12.2
Communication Services	11.9
Consumer Staples	4.9
Industrials	3.1
Real Estate	1.9
Financials	1.7
Materials	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	13.6%
Microsoft Corp.	11.5
Amazon.com Inc.	9.7
Facebook Inc., Class A	4.6
Alphabet Inc., Class A	2.5
Alphabet Inc., Class C	2.5
Visa Inc., Class A	2.5
NVIDIA Corp.	2.3
Tesla Inc.	2.3
Mastercard Inc., Class A	2.2

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Fund Summary as of September 30, 2020	iShares® Russell Top 200 Value ETF

Investment Objective

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	17.40%	(4.03)%	8.08%	9.84%	(4.03)%	47.50%	155.62%
Fund Market	17.30	(4.03)	8.10	9.84	(4.03)	47.62	155.65
Index	17.51	(3.88)	8.30	10.08	(3.88)	48.99	161.22

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,174.00	$ 1.09		$ 1,000.00	$ 1,024.10	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	19.8%
Health Care	17.6
Communication Services	12.4
Industrials	10.9
Consumer Staples	10.4
Information Technology	9.7
Consumer Discretionary	5.3
Utilities	4.4
Energy	4.3
Materials	3.6
Real Estate	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Berkshire Hathaway Inc., Class B	4.1%
Johnson & Johnson	3.4
JPMorgan Chase & Co.	3.0
Verizon Communications Inc.	2.5
Walt Disney Co. (The)	2.3
Intel Corp.	2.2
Comcast Corp., Class A	2.1
Pfizer Inc.	2.1
AT&T Inc.	2.1
Walmart Inc.	2.0

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® Russell 1000 ETF

Investment Objective

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	33.27%	15.86%	13.95%	13.61%	15.86%	92.12%	258.17%
Fund Market	33.21	15.81	13.95	13.60	15.81	92.12	258.05
Index	33.36	16.01	14.09	13.76	16.01	93.34	262.85

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,332.70	$ 0.88		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	28.0%
Health Care	14.2
Consumer Discretionary	12.3
Communication Services	10.3
Financials	9.6
Industrials	8.6
Consumer Staples	6.5
Real Estate	3.1
Utilities	2.8
Materials	2.7
Energy	1.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	6.0%
Microsoft Corp.	5.0
Amazon.com Inc.	4.3
Facebook Inc., Class A	2.0
Alphabet Inc., Class A	1.4
Alphabet Inc., Class C	1.4
Berkshire Hathaway Inc., Class B	1.3
Johnson & Johnson	1.3
Procter & Gamble Co. (The)	1.1
Visa Inc., Class A	1.1
BlackRock Inc.	0.3

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Fund Summary as of September 30, 2020	iShares® Russell 1000 Growth ETF

Investment Objective

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	44.58%	37.22%	19.87%	17.03%	37.22%	147.53%	381.87%
Fund Market	44.55	37.14	19.88	17.02	37.14	147.62	381.71
Index	44.74	37.53	20.10	17.25	37.53	149.89	391.22

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,445.80	$ 1.16		$ 1,000.00	$ 1,024.10	$ 0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	44.5%
Consumer Discretionary	16.5
Health Care	14.0
Communication Services	10.9
Consumer Staples	4.8
Industrials	4.6
Financials	2.0
Real Estate	1.8
Other (each representing less than 1%)	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	11.3%
Microsoft Corp.	9.5
Amazon.com Inc.	8.1
Facebook Inc., Class A	3.8
Alphabet Inc., Class A	2.1
Alphabet Inc., Class C	2.1
Visa Inc., Class A	2.0
NVIDIA Corp.	1.9
Tesla Inc.	1.9
Mastercard Inc., Class A	1.8

F U N D S U M M A R Y	8

Fund Summary as of September 30, 2020	iShares® Russell 1000 Value ETF

Investment Objective

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	20.61%	(5.14)%	7.48%	9.75%	(5.14)%	43.46%	153.50%
Fund Market	20.46	(5.19)	7.48	9.74	(5.19)	43.44	153.38
Index	20.68	(5.03)	7.66	9.95	(5.03)	44.61	158.14

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,206.10	$ 1.05		$ 1,000.00	$ 1,024.10	$ 0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	18.1%
Health Care	14.3
Industrials	13.1
Information Technology	9.7
Communication Services	9.6
Consumer Staples	8.4
Consumer Discretionary	7.5
Utilities	6.0
Materials	4.7
Real Estate	4.6
Energy	4.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Berkshire Hathaway Inc., Class B	2.8%
Johnson & Johnson	2.3
JPMorgan Chase & Co.	2.0
Verizon Communications Inc.	1.7
Walt Disney Co. (The)	1.5
Intel Corp.	1.5
Comcast Corp., Class A	1.4
Pfizer Inc.	1.4
AT&T Inc.	1.4
Walmart Inc.	1.3
BlackRock Inc.	0.6

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Fund Summary as of September 30, 2020	iShares® Russell 2000 ETF

Investment Objective

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	31.56%	0.33%	8.00%	9.86%	0.33%	46.90%	156.07%
Fund Market	31.84	0.45	8.02	9.89	0.45	47.05	156.68
Index	31.60	0.39	8.00	9.85	0.39	46.95	155.91

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,315.60	$ 1.10		$ 1,000.00	$ 1,024.10	$ 0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Health Care	21.5%
Industrials	15.2
Financials	14.8
Consumer Discretionary	13.5
Information Technology	13.5
Real Estate	6.6
Materials	4.0
Consumer Staples	3.4
Utilities	3.3
Communication Services	2.3
Energy	1.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Penn National Gaming Inc.	0.6%
Sunrun Inc.	0.5
Caesars Entertainment Inc.	0.4
MyoKardia Inc.	0.4
Novavax Inc.	0.4
iRhythm Technologies Inc.	0.4
LHC Group Inc.	0.4
Mirati Therapeutics Inc.	0.3
Churchill Downs Inc.	0.3
Momenta Pharmaceuticals Inc.	0.3

F U N D S U M M A R Y	10

Fund Summary as of September 30, 2020	iShares® Russell 2000 Growth ETF

Investment Objective

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	39.89%	15.65%	11.46%	12.41%	15.65%	72.02%	222.17%
Fund Market	40.30	15.76	11.49	12.44	15.76	72.22	223.00
Index	39.93	15.71	11.42	12.34	15.71	71.72	220.09

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,398.90	$ 1.44		$ 1,000.00	$ 1,023.90	$ 1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Health Care	34.5%
Information Technology	20.1
Industrials	13.8
Consumer Discretionary	13.7
Financials	4.2
Real Estate	3.8
Consumer Staples	3.2
Materials	2.6
Communication Services	2.3
Utilities	1.7
Energy	0.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Sunrun Inc.	0.9%
iRhythm Technologies Inc.	0.7
LHC Group Inc.	0.7
Mirati Therapeutics Inc.	0.6
Churchill Downs Inc.	0.6
Deckers Outdoor Corp.	0.6
MyoKardia Inc.	0.6
RH	0.6
Momenta Pharmaceuticals Inc.	0.6
BJ’s Wholesale Club Holdings Inc.	0.6

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	iShares® Russell 2000 Value ETF

Investment Objective

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	21.93%	(14.97)%	4.00%	6.97%	(14.97)%	21.69%	96.18%
Fund Market	22.16	(14.96)	4.01	6.99	(14.96)	21.70	96.51
Index	21.94	(14.88)	4.11	7.09	(14.88)	22.29	98.46

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,219.30	$ 1.34		$ 1,000.00	$ 1,023.90	$ 1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	26.6%
Industrials	16.8
Consumer Discretionary	13.3
Real Estate	9.9
Health Care	6.9
Information Technology	6.0
Materials	5.6
Utilities	5.0
Energy	3.9
Consumer Staples	3.7
Communication Services	2.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Darling Ingredients Inc.	0.7%
Penn National Gaming Inc.	0.6
Novavax Inc.	0.6
Performance Food Group Co.	0.5
STAG Industrial Inc.	0.5
Essent Group Ltd.	0.5
Healthcare Realty Trust Inc.	0.5
Arena Pharmaceuticals Inc.	0.5
Meritage Homes Corp.	0.4
Physicians Realty Trust	0.4

F U N D S U M M A R Y	12

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)	17,988	$2,972,697
General Dynamics Corp.	8,562	1,185,238
L3Harris Technologies Inc.	7,260	1,233,038
Lockheed Martin Corp.	8,353	3,201,538
Northrop Grumman Corp.	5,272	1,663,263
Raytheon Technologies Corp.	48,075	2,766,236

		13,022,010

Air Freight & Logistics — 0.8%
FedEx Corp.	8,182	2,057,937
United Parcel Service Inc., Class B	23,781	3,962,628

		6,020,565

Automobiles — 1.5%
General Motors Co.	42,301	1,251,686
Tesla Inc.(a)	24,962	10,708,948

		11,960,634

Banks — 3.4%
Bank of America Corp.	261,130	6,290,622
Citigroup Inc.	70,179	3,025,417
JPMorgan Chase & Co.	102,260	9,844,570
PNC Financial Services Group Inc. (The)	14,303	1,572,043
Truist Financial Corp.	45,432	1,728,687
U.S. Bancorp	45,842	1,643,436
Wells Fargo & Co.	126,514	2,974,344

		27,079,119

Beverages — 1.9%
Coca-Cola Co. (The)	130,509	6,443,229
Constellation Brands Inc., Class A	5,429	1,028,850
Keurig Dr Pepper Inc.	13,029	359,600
Monster Beverage Corp.(a)	12,425	996,485
PepsiCo Inc.	46,858	6,494,519

		15,322,683

Biotechnology — 2.3%
AbbVie Inc.	59,474	5,209,328
Amgen Inc.	19,872	5,050,668
Biogen Inc.(a)(b)	5,343	1,515,702
Gilead Sciences Inc.	42,350	2,676,096
Regeneron Pharmaceuticals Inc.(a)	3,273	1,832,160
Vertex Pharmaceuticals Inc.(a)	8,765	2,385,132

		18,669,086

Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)	26,907	923,986
BlackRock Inc.(c)	4,985	2,809,297
Charles Schwab Corp. (The)	38,964	1,411,666
CME Group Inc.	11,971	2,002,868
Goldman Sachs Group Inc. (The)	11,173	2,245,438
Intercontinental Exchange Inc.	18,212	1,822,110
Moody’s Corp.	5,478	1,587,798
Morgan Stanley	37,191	1,798,185
S&P Global Inc.	8,155	2,940,693

		17,542,041

Chemicals — 1.6%
Air Products & Chemicals Inc.	7,438	2,215,483
Dow Inc.	25,026	1,177,473
DuPont de Nemours Inc.	24,771	1,374,295
Ecolab Inc.	8,391	1,676,858
Linde PLC	17,772	4,232,046

Security	Shares	Value

Chemicals (continued)
Sherwin-Williams Co. (The)	2,773	$1,932,060

		12,608,215

Commercial Services & Supplies — 0.2%
Waste Management Inc.	14,248	1,612,446

Communications Equipment — 0.7%
Cisco Systems Inc.	143,359	5,646,911

Consumer Finance — 0.4%
American Express Co.	22,065	2,212,016
Capital One Financial Corp.	15,263	1,096,799

		3,308,815

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)	64,687	13,774,450

Diversified Telecommunication Services — 1.9%
AT&T Inc.	240,741	6,863,526
Verizon Communications Inc.	139,888	8,321,937

		15,185,463

Electric Utilities — 1.4%
American Electric Power Co. Inc.	16,861	1,378,049
Duke Energy Corp.	24,851	2,200,805
Exelon Corp.	32,972	1,179,079
NextEra Energy Inc.	16,501	4,580,018
Southern Co. (The)	35,711	1,936,250

		11,274,201

Electrical Equipment — 0.3%
Eaton Corp. PLC	13,491	1,376,487
Emerson Electric Co.	20,055	1,315,006

		2,691,493

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	46,532	724,038

Entertainment — 2.3%
Activision Blizzard Inc.	25,858	2,093,205
Electronic Arts Inc.(a)	9,617	1,254,153
Netflix Inc.(a)	14,357	7,178,931
Walt Disney Co. (The)	61,015	7,570,741

		18,097,030

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	14,879	3,596,701
Crown Castle International Corp.	13,992	2,329,668
Digital Realty Trust Inc.	9,009	1,322,161
Equinix Inc.	2,978	2,263,667
Prologis Inc.	24,833	2,498,696
Public Storage	5,058	1,126,518
SBA Communications Corp.	3,725	1,186,338

		14,323,749

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	14,887	5,284,885
Sysco Corp.	16,453	1,023,706
Walgreens Boots Alliance Inc.	24,270	871,778
Walmart Inc.	47,045	6,582,066

		13,762,435

Food Products — 0.6%
General Mills Inc.	20,447	1,261,171
Kraft Heinz Co. (The)	21,806	653,090
Mondelez International Inc., Class A	47,618	2,735,654

		4,649,915

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	58,354	$6,350,666
Baxter International Inc.	17,183	1,381,857
Becton Dickinson and Co.	9,346	2,174,627
Boston Scientific Corp.(a)	48,392	1,849,058
Danaher Corp.	21,126	4,549,062
DexCom Inc.(a)	3,105	1,279,974
Edwards Lifesciences Corp.(a)	20,793	1,659,697
Intuitive Surgical Inc.(a)	3,910	2,774,301
Medtronic PLC	45,255	4,702,900
Stryker Corp.	11,721	2,442,305

		29,164,447

Health Care Providers & Services — 2.6%
Anthem Inc.	8,500	2,283,015
Centene Corp.(a)	19,369	1,129,794
Cigna Corp.	12,194	2,065,785
CVS Health Corp.	44,292	2,586,653
HCA Healthcare Inc.	8,991	1,120,998
Humana Inc.	4,465	1,848,019
UnitedHealth Group Inc.	31,870	9,936,110

		20,970,374

Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp.	11,340	529,124
Marriott International Inc./MD, Class A	9,048	837,664
McDonald’s Corp.	25,132	5,516,223
Starbucks Corp.	39,425	3,387,396
Yum! Brands Inc.	10,161	927,699

		11,198,106

Household Products — 1.9%
Colgate-Palmolive Co.	28,425	2,192,989
Kimberly-Clark Corp.	11,441	1,689,378
Procter & Gamble Co. (The)	82,272	11,434,985

		15,317,352

Industrial Conglomerates — 1.3%
3M Co.	18,964	3,037,654
General Electric Co.	292,873	1,824,599
Honeywell International Inc.	23,687	3,899,117
Roper Technologies Inc.	3,513	1,388,021

		10,149,391

Insurance — 1.5%
Aflac Inc.	23,927	869,746
Allstate Corp. (The)	10,569	994,966
American International Group Inc.	29,049	799,719
Aon PLC, Class A	7,720	1,592,636
Chubb Ltd.	15,152	1,759,450
Marsh & McLennan Companies Inc.	17,064	1,957,241
MetLife Inc.	25,922	963,521
Progressive Corp. (The)	19,810	1,875,413
Travelers Companies Inc. (The)	8,507	920,372

		11,733,064

Interactive Media & Services — 6.4%
Alphabet Inc., Class A(a)	10,134	14,852,391
Alphabet Inc., Class C, NVS(a)	10,004	14,701,878
Facebook Inc., Class A(a)	81,068	21,231,709

		50,785,978

Internet & Direct Marketing Retail — 6.1%
Amazon.com Inc.(a)	14,315	45,074,070
Booking Holdings Inc.(a)	1,385	2,369,292

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
eBay Inc.	22,505	$1,172,510

		48,615,872

IT Services — 6.3%
Accenture PLC, Class A	21,509	4,860,819
Automatic Data Processing Inc.	14,496	2,022,047
Cognizant Technology Solutions Corp., Class A	18,215	1,264,485
Fidelity National Information Services Inc.	20,903	3,077,131
Fiserv Inc.(a)	18,823	1,939,710
Global Payments Inc.	10,035	1,782,015
International Business Machines Corp.	29,971	3,646,572
Mastercard Inc., Class A	29,784	10,072,055
PayPal Holdings Inc.(a)	39,647	7,811,649
Square Inc., Class A(a)	12,511	2,033,663
Visa Inc., Class A	57,002	11,398,690

		49,908,836

Life Sciences Tools & Services — 0.9%
Illumina Inc.(a)	4,984	1,540,455
Thermo Fisher Scientific Inc.	13,333	5,886,786

		7,427,241

Machinery — 0.9%
Caterpillar Inc.	18,266	2,724,374
Deere & Co.	9,524	2,110,804
Illinois Tool Works Inc.	10,611	2,050,151

		6,885,329

Media — 1.3%
Charter Communications Inc., Class A(a)	5,049	3,152,293
Comcast Corp., Class A	152,982	7,076,947

		10,229,240

Metals & Mining — 0.2%
Newmont Corp.	27,063	1,717,147
Southern Copper Corp.	2,743	124,176

		1,841,323

Multi-Utilities — 0.4%
Dominion Energy Inc.	28,271	2,231,430
Sempra Energy	9,733	1,151,998

		3,383,428

Multiline Retail — 0.6%
Dollar General Corp.	8,480	1,777,578
Target Corp.	16,863	2,654,573

		4,432,151

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	63,056	4,540,032
ConocoPhillips	36,230	1,189,793
EOG Resources Inc.	19,775	710,714
Exxon Mobil Corp.	142,764	4,901,088
Kinder Morgan Inc./DE	65,580	808,602
Phillips 66	14,705	762,307
Valero Energy Corp.	13,732	594,870

		13,507,406

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	7,492	1,635,129

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	76,367	4,604,167
Eli Lilly & Co.	28,420	4,206,728
Johnson & Johnson	89,024	13,253,893
Merck & Co. Inc.	85,288	7,074,640
Pfizer Inc.	187,739	6,890,021

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	16,043	$2,653,031

		38,682,480

Road & Rail — 1.3%
CSX Corp.	25,717	1,997,440
Norfolk Southern Corp.	8,631	1,846,948
Uber Technologies Inc.(a)	46,684	1,703,032
Union Pacific Corp.	22,907	4,509,701

		10,057,121

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices Inc.(a)	39,328	3,224,503
Analog Devices Inc.	12,395	1,446,992
Applied Materials Inc.	30,915	1,837,897
Broadcom Inc.	13,164	4,795,908
Intel Corp.	143,102	7,409,822
Lam Research Corp.	4,891	1,622,589
Micron Technology Inc.(a)	37,653	1,768,185
NVIDIA Corp.	19,930	10,786,515
QUALCOMM Inc.	37,970	4,468,310
Texas Instruments Inc.	30,965	4,421,492

		41,782,213

Software — 10.7%
Adobe Inc.(a)	16,240	7,964,583
Atlassian Corp. PLC, Class A(a)	4,308	783,151
Autodesk Inc.(a)	7,403	1,710,167
Intuit Inc.	8,518	2,778,657
Microsoft Corp.	252,814	53,174,369
Oracle Corp.	64,810	3,869,157
salesforce.com Inc.(a)	29,238	7,348,094
ServiceNow Inc.(a)(b)	6,429	3,118,065
VMware Inc., Class A(a)	2,686	385,898
Workday Inc., Class A(a)	5,801	1,247,969
Zoom Video Communications Inc., Class A(a)	5,641	2,651,890

		85,032,000

Specialty Retail — 2.2%
Home Depot Inc. (The)	36,266	10,071,431
Lowe’s Companies Inc.	25,492	4,228,103
Ross Stores Inc.	11,769	1,098,283
TJX Companies Inc. (The)	40,405	2,248,538

		17,646,355

Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	544,838	63,097,689

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Dell Technologies Inc., Class C(a)	8,505	$575,703

		63,673,392

Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	40,849	5,128,183

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(a)	3,223	64,234

Tobacco — 0.8%
Altria Group Inc.	62,685	2,422,148
Philip Morris International Inc.	52,493	3,936,450

		6,358,598

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	18,593	2,126,295

Total Common Stocks — 99.8% (Cost: $676,681,897)		795,010,837

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	2,399,868	2,402,028
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	1,035,000	1,035,000

		3,437,028

Total Short-Term Investments — 0.4% (Cost: $3,437,028)		3,437,028

Total Investments in Securities — 100.2% (Cost: $680,118,925)		798,447,865

Other Assets, Less Liabilities — (0.2)%		(1,962,784)

Net Assets — 100.0%		$796,485,081

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,400,404	(a)	$—	$1,624	$—	$2,402,028	2,399,868	$6,721	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	625,000	410,000	(a)	—	—	—	1,035,000	1,035,000	905		—
BlackRock Inc.	1,094,645	1,389,126		(99,481)	18,763	406,244	2,809,297	4,985	32,735		—

					$20,387	$406,244	$6,246,325		$40,361		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	7	12/18/20	$1,173	$7,605

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$7,605

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$389,084

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$30,000

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$999,885

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$795,010,837	$—	$—	$795,010,837
Money Market Funds	3,437,028	—	—	3,437,028

	$798,447,865	$—	$—	$798,447,865

Derivative financial instruments(a)
Assets
Futures Contracts	$7,605	$—	$—	$7,605

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Lockheed Martin Corp.	55,134	$21,131,759
Northrop Grumman Corp.	32,124	10,134,801

		31,266,560

Air Freight & Logistics — 0.6%
United Parcel Service Inc., Class B	104,021	17,333,019

Automobiles — 2.3%
Tesla Inc.(a)	164,912	70,748,897

Beverages — 2.1%
Coca-Cola Co. (The)	505,852	24,973,913
Monster Beverage Corp.(a)	82,099	6,584,340
PepsiCo Inc.	227,196	31,489,366

		63,047,619

Biotechnology — 3.2%
AbbVie Inc.	369,344	32,350,841
Amgen Inc.	131,286	33,367,650
Biogen Inc.(a)	10,674	3,028,000
Regeneron Pharmaceuticals Inc.(a)	21,535	12,054,862
Vertex Pharmaceuticals Inc.(a)	58,023	15,789,219

		96,590,572

Capital Markets — 0.8%
Intercontinental Exchange Inc.	42,306	4,232,715
Moody’s Corp.	36,156	10,479,817
S&P Global Inc.	31,639	11,409,023

		26,121,555

Chemicals — 0.5%
Air Products & Chemicals Inc.	6,191	1,844,051
Ecolab Inc.	11,034	2,205,035
Sherwin-Williams Co. (The)	18,412	12,828,377

		16,877,463

Commercial Services & Supplies — 0.0%
Waste Management Inc.	12,121	1,371,734

Entertainment — 1.8%
Activision Blizzard Inc.	67,117	5,433,121
Electronic Arts Inc.(a)	8,836	1,152,303
Netflix Inc.(a)	94,851	47,428,345

		54,013,769

Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	98,313	23,765,202
Crown Castle International Corp.	86,661	14,429,057
Equinix Inc.	19,570	14,875,744
Public Storage	21,884	4,874,004
SBA Communications Corp.	3,329	1,060,220

		59,004,227

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	86,892	30,846,660
Sysco Corp.	76,767	4,776,443

		35,623,103

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	148,367	16,146,781
Baxter International Inc.	47,479	3,818,261
DexCom Inc.(a)	20,466	8,436,699
Edwards Lifesciences Corp.(a)	137,245	10,954,896
Intuitive Surgical Inc.(a)	25,860	18,348,704

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	25,143	$5,239,047

		62,944,388

Health Care Providers & Services — 2.4%
Anthem Inc.	14,448	3,880,588
Centene Corp.(a)	37,704	2,199,274
Cigna Corp.	21,752	3,685,006
HCA Healthcare Inc.	30,893	3,851,739
Humana Inc.	11,202	4,636,396
UnitedHealth Group Inc.	175,181	54,616,181

		72,869,184

Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	31,225	1,456,959
McDonald’s Corp.	23,703	5,202,571
Starbucks Corp.	150,853	12,961,290
Yum! Brands Inc.	5,027	458,965

		20,079,785

Household Products — 1.1%
Procter & Gamble Co. (The)	242,962	33,769,288

Industrial Conglomerates — 0.5%
3M Co.	82,943	13,285,810
Roper Technologies Inc.	3,184	1,258,030

		14,543,840

Insurance — 0.8%
Aon PLC, Class A	51,030	10,527,489
Marsh & McLennan Companies Inc.	87,529	10,039,576
Progressive Corp. (The)	37,461	3,546,433

		24,113,498

Interactive Media & Services — 9.5%
Alphabet Inc., Class A(a)	51,956	76,146,713
Alphabet Inc., Class C, NVS(a)	51,286	75,369,906
Facebook Inc., Class A(a)	535,582	140,268,926

		291,785,545

Internet & Direct Marketing Retail — 10.5%
Amazon.com Inc.(a)	94,575	297,791,140
Booking Holdings Inc.(a)	9,130	15,618,508
eBay Inc.	135,716	7,070,804

		320,480,452

IT Services — 8.3%
Accenture PLC, Class A	142,163	32,127,416
Automatic Data Processing Inc.	82,270	11,475,842
Cognizant Technology Solutions Corp., Class A	8,551	593,611
Fiserv Inc.(a)	36,655	3,777,298
Mastercard Inc., Class A	196,768	66,541,035
PayPal Holdings Inc.(a)	261,933	51,608,659
Square Inc., Class A(a)	82,525	13,414,439
Visa Inc., Class A	376,588	75,306,302

		254,844,602

Life Sciences Tools & Services — 1.1%
Illumina Inc.(a)	32,634	10,086,517
Thermo Fisher Scientific Inc.	51,664	22,810,689

		32,897,206

Machinery — 0.2%
Illinois Tool Works Inc.	31,048	5,998,784

Media — 0.6%
Charter Communications Inc., Class A(a)(b)	30,176	18,840,084

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.4%
Dollar General Corp.	56,020	$11,742,912

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	44,216	9,650,142

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	182,998	11,032,949
Eli Lilly & Co.	187,825	27,801,857
Johnson & Johnson	78,682	11,714,176
Merck & Co. Inc.	492,467	40,850,138
Zoetis Inc.	96,148	15,899,995

		107,299,115

Road & Rail — 0.8%
Uber Technologies Inc.(a)	236,791	8,638,136
Union Pacific Corp.	77,397	15,237,147

		23,875,283

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices Inc.(a)	242,282	19,864,701
Analog Devices Inc.	9,941	1,160,512
Applied Materials Inc.	204,033	12,129,762
Broadcom Inc.	82,521	30,064,051
Lam Research Corp.	32,282	10,709,553
NVIDIA Corp.	131,668	71,261,355
QUALCOMM Inc.	250,951	29,531,914
Texas Instruments Inc.	102,225	14,596,708

		189,318,556

Software — 18.0%
Adobe Inc.(a)(b)	107,293	52,619,706
Atlassian Corp. PLC, Class A(a)	28,416	5,165,745
Autodesk Inc.(a)	32,495	7,506,670
Intuit Inc.	56,297	18,364,644
Microsoft Corp.	1,670,240	351,301,579
Oracle Corp.	376,614	22,483,856
salesforce.com Inc.(a)(b)	179,064	45,002,364
ServiceNow Inc.(a)	42,458	20,592,130
VMware Inc., Class A(a)	17,567	2,523,851
Workday Inc., Class A(a)	38,162	8,209,791
Zoom Video Communications Inc., Class A(a)	37,208	17,491,853

		551,262,189

Specialty Retail — 2.6%
Home Depot Inc. (The)	119,797	33,268,825
Lowe’s Companies Inc.	168,512	27,949,400

Security	Shares	Value

Specialty Retail (continued)
Ross Stores Inc.	62,858	$5,865,909
TJX Companies Inc. (The)	216,056	12,023,516

		79,107,650

Technology Hardware, Storage & Peripherals — 13.6%
Apple Inc.	3,599,522	416,860,643
Dell Technologies Inc., Class C(a)	3,429	232,109

		417,092,752

Textiles, Apparel & Luxury Goods — 1.1%
Nike Inc., Class B	270,140	33,913,376

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(a)	8,756	174,507

Tobacco — 0.2%
Altria Group Inc.	180,527	6,975,563

Total Common Stocks — 99.8% (Cost: $2,020,066,627)		3,055,577,219

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	13,627,612	13,639,877
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	3,636,000	3,636,000

		17,275,877

Total Short-Term Investments — 0.6% (Cost: $17,275,877)		17,275,877

Total Investments in Securities — 100.4% (Cost: $2,037,342,504)		3,072,853,096

Other Assets, Less Liabilities — (0.4)%		(12,734,069)

Net Assets — 100.0%		$3,060,119,027

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,964,457	$4,680,458	(a)	$—	$2,116	$(7,154)	$13,639,877	13,627,612	$38,780	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,976,000	660,000	(a)	—	—	—	3,636,000	3,636,000	4,016		—

					$2,116	$(7,154)	$17,275,877		$42,796		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	26	12/18/20	$4,358	$13,966

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$13,966

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,418,170

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$133,691

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,188,152

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,055,577,219	$—	$—	$3,055,577,219
Money Market Funds	17,275,877	—	—	17,275,877

	$3,072,853,096	$—	$—	$3,072,853,096

Derivative financial instruments(a)
Assets
Futures Contracts	$13,966	$—	$—	$13,966

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Boeing Co. (The)	36,054	$5,958,284
General Dynamics Corp.	17,181	2,378,366
L3Harris Technologies Inc.	14,584	2,476,946
Northrop Grumman Corp.	845	266,589
Raytheon Technologies Corp.	96,246	5,537,995

		16,618,180

Air Freight & Logistics — 1.0%
FedEx Corp.	16,306	4,101,285
United Parcel Service Inc., Class B	16,188	2,697,407

		6,798,692

Automobiles — 0.4%
General Motors Co.	84,310	2,494,733

Banks — 8.1%
Bank of America Corp.	522,270	12,581,484
Citigroup Inc.	140,589	6,060,792
JPMorgan Chase & Co.	204,524	19,689,526
PNC Financial Services Group Inc. (The)	28,619	3,145,514
Truist Financial Corp.	90,911	3,459,164
U.S. Bancorp	91,737	3,288,771
Wells Fargo & Co.	253,524	5,960,349

		54,185,600

Beverages — 1.7%
Coca-Cola Co. (The)	107,802	5,322,185
Constellation Brands Inc., Class A	10,751	2,037,422
Keurig Dr Pepper Inc.	26,042	718,759
PepsiCo Inc.	24,930	3,455,298

		11,533,664

Biotechnology — 1.2%
AbbVie Inc.	7,110	622,765
Biogen Inc.(a)	7,423	2,105,757
Gilead Sciences Inc.	84,781	5,357,311

		8,085,833

Capital Markets — 4.1%
Bank of New York Mellon Corp. (The)	53,809	1,847,801
BlackRock Inc.(b)	9,937	5,599,996
Charles Schwab Corp. (The)	77,964	2,824,636
CME Group Inc.	23,960	4,008,748
Goldman Sachs Group Inc. (The)	22,363	4,494,292
Intercontinental Exchange Inc.	23,606	2,361,780
Morgan Stanley	74,432	3,598,787
S&P Global Inc.	6,666	2,403,760

		27,139,800

Chemicals — 3.0%
Air Products & Chemicals Inc.	13,014	3,876,350
Dow Inc.	50,065	2,355,558
DuPont de Nemours Inc.	49,603	2,751,974
Ecolab Inc.	13,506	2,699,039
Linde PLC	35,466	8,445,519

		20,128,440

Commercial Services & Supplies — 0.4%
Waste Management Inc.	24,819	2,808,766

Communications Equipment — 1.7%
Cisco Systems Inc.	286,724	11,294,058

Consumer Finance — 1.0%
American Express Co.	44,145	4,425,536

Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	30,537	$2,194,389

		6,619,925

Diversified Financial Services — 4.1%
Berkshire Hathaway Inc., Class B(a)	129,378	27,549,751

Diversified Telecommunication Services — 4.6%
AT&T Inc.	481,492	13,727,337
Verizon Communications Inc.	279,782	16,644,231

		30,371,568

Electric Utilities — 3.4%
American Electric Power Co. Inc.	33,481	2,736,402
Duke Energy Corp.	49,590	4,391,691
Exelon Corp.	65,632	2,347,000
NextEra Energy Inc.	33,044	9,171,693
Southern Co. (The)	71,288	3,865,235

		22,512,021

Electrical Equipment — 0.8%
Eaton Corp. PLC	26,983	2,753,076
Emerson Electric Co.	40,141	2,632,045

		5,385,121

Energy Equipment & Services — 0.2%
Schlumberger Ltd.	93,922	1,461,426

Entertainment — 3.0%
Activision Blizzard Inc.	31,167	2,522,969
Electronic Arts Inc.(a)	16,546	2,157,764
Walt Disney Co. (The)	122,033	15,141,854

		19,822,587

Equity Real Estate Investment Trusts (REITs) — 1.6%
Crown Castle International Corp.	1,863	310,190
Digital Realty Trust Inc.	18,023	2,645,055
Prologis Inc.	49,688	4,999,607
Public Storage	3,570	795,110
SBA Communications Corp.	6,450	2,054,196

		10,804,158

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	3,510	1,246,050
Sysco Corp.	9,436	587,108
Walgreens Boots Alliance Inc.	48,842	1,754,404
Walmart Inc.	94,092	13,164,412

		16,751,974

Food Products — 1.4%
General Mills Inc.	40,891	2,522,157
Kraft Heinz Co. (The)	43,640	1,307,018
Mondelez International Inc., Class A	95,332	5,476,823

		9,305,998

Health Care Equipment & Supplies — 5.9%
Abbott Laboratories	71,894	7,824,224
Baxter International Inc.	19,940	1,603,575
Becton Dickinson and Co.	18,627	4,334,130
Boston Scientific Corp.(a)	96,446	3,685,202
Danaher Corp.	42,272	9,102,430
Medtronic PLC	90,570	9,412,034
Stryker Corp.	15,753	3,282,453

		39,244,048

Health Care Providers & Services — 3.0%
Anthem Inc.	12,690	3,408,407
Centene Corp.(a)	27,262	1,590,193

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.	17,817	$3,018,378
CVS Health Corp.	88,260	5,154,384
HCA Healthcare Inc.	8,661	1,079,854
Humana Inc.	5,515	2,282,603
UnitedHealth Group Inc.	10,708	3,338,433

		19,872,252

Hotels, Restaurants & Leisure — 2.5%
Las Vegas Sands Corp.	12,845	599,348
Marriott International Inc./MD, Class A	18,104	1,676,068
McDonald’s Corp.	43,078	9,455,190
Starbucks Corp.	33,374	2,867,494
Yum! Brands Inc.	18,796	1,716,075

		16,314,175

Household Products — 3.1%
Colgate-Palmolive Co.	56,888	4,388,909
Kimberly-Clark Corp.	22,921	3,384,515
Procter & Gamble Co. (The)	90,996	12,647,534

		20,420,958

Industrial Conglomerates — 2.4%
3M Co.	12,882	2,063,439
General Electric Co.	586,690	3,655,079
Honeywell International Inc.	47,410	7,804,160
Roper Technologies Inc.	6,047	2,389,230

		15,911,908

Insurance — 2.4%
Aflac Inc.	47,893	1,740,911
Allstate Corp. (The)	21,147	1,990,779
American International Group Inc.	58,091	1,599,245
Chubb Ltd.	30,340	3,523,081
Marsh & McLennan Companies Inc.	7,609	872,752
MetLife Inc.	51,878	1,928,305
Progressive Corp. (The)	28,091	2,659,375
Travelers Companies Inc. (The)	17,118	1,851,996

		16,166,444

Interactive Media & Services — 2.0%
Alphabet Inc., Class A(a)	4,541	6,655,290
Alphabet Inc., Class C, NVS(a)	4,482	6,586,747

		13,242,037

Internet & Direct Marketing Retail — 0.0%
eBay Inc.	3,808	198,397

IT Services — 3.4%
Automatic Data Processing Inc.	4,127	575,675
Cognizant Technology Solutions Corp., Class A	33,863	2,350,770
Fidelity National Information Services Inc.(c)	41,686	6,136,596
Fiserv Inc.(a)	26,537	2,734,638
Global Payments Inc.	20,093	3,568,115
International Business Machines Corp.	59,988	7,298,740

		22,664,534

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific Inc.	11,014	4,862,901

Machinery — 1.8%
Caterpillar Inc.	36,555	5,452,178
Deere & Co.	19,035	4,218,727
Illinois Tool Works Inc.	11,823	2,284,322

		11,955,227

Media — 2.2%
Charter Communications Inc., Class A(a)(c)	995	621,219

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	305,970	$14,154,172

		14,775,391

Metals & Mining — 0.6%
Newmont Corp.	54,177	3,437,531
Southern Copper Corp.	5,549	251,203

		3,688,734

Multi-Utilities — 1.0%
Dominion Energy Inc.	56,604	4,467,754
Sempra Energy	19,550	2,313,938

		6,781,692

Multiline Retail — 0.8%
Target Corp.	33,739	5,311,193

Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	126,231	9,088,632
ConocoPhillips	72,415	2,378,109
EOG Resources Inc.	39,247	1,410,537
Exxon Mobil Corp.	285,772	9,810,553
Kinder Morgan Inc./DE	131,182	1,617,474
Phillips 66	29,381	1,523,111
Valero Energy Corp.	27,451	1,189,177

		27,017,593

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	1,588	346,581

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	97,376	5,870,799
Johnson & Johnson	154,194	22,956,403
Merck & Co. Inc.	21,487	1,782,347
Pfizer Inc.	375,486	13,780,336
Zoetis Inc.	3,028	500,740

		44,890,625

Road & Rail — 1.9%
CSX Corp.	51,480	3,998,452
Norfolk Southern Corp.	17,276	3,696,891
Uber Technologies Inc.(a)(c)	21,207	773,631
Union Pacific Corp.	22,461	4,421,897

		12,890,871

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.(a)	5,517	452,339
Analog Devices Inc.	21,792	2,543,998
Broadcom Inc.	1,360	495,475
Intel Corp.	286,210	14,819,954
Micron Technology Inc.(a)	75,062	3,524,912
Texas Instruments Inc.	31,114	4,442,768

		26,279,446

Software — 0.5%
Autodesk Inc.(a)	4,970	1,148,120
Oracle Corp.	15,562	929,051
salesforce.com Inc.(a)	4,303	1,081,430

		3,158,601

Specialty Retail — 1.7%
Home Depot Inc. (The)	36,269	10,072,264
Ross Stores Inc.	4,498	419,753
TJX Companies Inc. (The)	15,354	854,450

		11,346,467

Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies Inc., Class C(a)	15,983	1,081,889

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(a)	3,802	$75,774

Tobacco — 1.6%
Altria Group Inc.	70,799	2,735,673
Philip Morris International Inc.	105,064	7,878,750

		10,614,423

Wireless Telecommunication Services — 0.6%
T-Mobile U.S. Inc.(a)	37,127	4,245,844

Total Common Stocks — 99.8% (Cost: $634,872,188)		665,030,300

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(b)(d)(e)	1,610,273	1,611,722
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(d)	1,050,000	1,050,000

		2,661,722

Total Short-Term Investments — 0.4% (Cost: $2,661,722)		2,661,722

Total Investments in Securities — 100.2% (Cost: $637,533,910)		667,692,022

Other Assets, Less Liabilities — (0.2)%		(1,113,732)

Net Assets — 100.0%		$666,578,290

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,476,418	$133,575	(a)	$—	$1,181	$548	$1,611,722	1,610,273	$5,879	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	580,000	(a)	—	—	—	1,050,000	1,050,000	661		—
BlackRock Inc.	2,818,008	2,994,576		(1,164,654)	129,132	822,934	5,599,996	9,937	70,919		—

					$130,313	$823,482	$8,261,718		$77,459		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Top 200 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	7	12/18/20	$1,173	$(47)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$47

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$289,813

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$52,821

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,042,713

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$665,030,300	$—	$—	$665,030,300
Money Market Funds	2,661,722	—	—	2,661,722

	$667,692,022	$—	$—	$667,692,022

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(47)	$—	$—	$(47)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	26

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$354,071,072	1.5%

Air Freight & Logistics
Other securities		158,817,818	0.7

Airlines
Other securities		49,431,778	0.2

Auto Components
Other securities		33,485,539	0.1

Automobiles
Tesla Inc.(a)	547,533	234,897,132	1.0
Other securities		53,267,853	0.2

		288,164,985	1.2

Banks
Bank of America Corp.	5,727,797	137,982,630	0.6
JPMorgan Chase & Co.	2,243,021	215,935,632	0.9
Other securities		375,281,118	1.6

		729,199,380	3.1

Beverages
Coca-Cola Co. (The)	2,862,668	141,329,919	0.6
PepsiCo Inc.	1,027,813	142,454,882	0.6
Other securities		74,862,687	0.3

		358,647,488	1.5

Biotechnology
AbbVie Inc.	1,304,537	114,264,396	0.5
Amgen Inc.	435,891	110,786,056	0.5
Other securities		342,722,364	1.4

		567,772,816	2.4

Building Products
Other securities		117,085,746	0.5

Capital Markets
BlackRock Inc.(b)	108,957	61,402,717	0.3
Other securities		528,454,132	2.2

		589,856,849	2.5

Chemicals
Other securities		416,489,237	1.8

Commercial Services & Supplies
Other securities		113,206,877	0.5

Communications Equipment
Cisco Systems Inc.	3,144,530	123,863,037	0.6
Other securities		52,914,484	0.2

		176,777,521	0.8

Construction & Engineering
Other securities		20,708,356	0.1

Construction Materials
Other securities		26,614,746	0.1

Consumer Finance
Other securities		112,883,530	0.5

Containers & Packaging
Other securities		97,570,029	0.4

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$25,609,366	0.1%

Diversified Consumer Services
Other securities		27,316,517	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)(c)	1,418,888	302,138,011	1.3
Other securities		12,903,556	0.1

		315,041,567	1.4

Diversified Telecommunication Services
AT&T Inc.	5,280,563	150,548,851	0.7
Verizon Communications Inc.	3,068,382	182,538,045	0.8
Other securities		14,137,638	0.0

		347,224,534	1.5

Electric Utilities
NextEra Energy Inc.	362,384	100,583,303	0.4
Other securities		300,422,787	1.3

		401,006,090	1.7

Electrical Equipment
Other securities		124,845,820	0.5

Electronic Equipment, Instruments & Components
Other securities		127,626,505	0.6

Energy Equipment & Services
Other securities		33,709,465	0.1

Entertainment
Netflix Inc.(a)	314,912	157,465,447	0.7
Walt Disney Co. (The)	1,338,332	166,060,235	0.7
Other securities		148,363,900	0.6

		471,889,582	2.0

Equity Real Estate Investment Trusts (REITs)
Other securities		709,147,260	3.0

Food & Staples Retailing
Costco Wholesale Corp.	326,774	116,004,770	0.5
Walmart Inc.	1,031,915	144,375,228	0.6
Other securities		73,809,389	0.3

		334,189,387	1.4

Food Products
Other securities		251,979,951	1.1

Gas Utilities
Other securities		16,201,349	0.1

Health Care Equipment & Supplies
Abbott Laboratories	1,279,975	139,299,679	0.6
Danaher Corp.	463,568	99,820,097	0.4
Medtronic PLC	993,288	103,222,489	0.4
Other securities		530,861,026	2.4

		873,203,291	3.8

Health Care Providers & Services
UnitedHealth Group Inc.	699,070	217,949,054	0.9
Other securities		356,860,888	1.6

		574,809,942	2.5

Health Care Technology
Other securities		64,298,394	0.3

Hotels, Restaurants & Leisure
McDonald’s Corp.	551,265	120,997,155	0.5

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$269,184,467	1.2%

		390,181,622	1.7

Household Durables
Other securities		93,947,033	0.4

Household Products
Procter & Gamble Co. (The)	1,804,616	250,823,578	1.1
Other securities		126,340,876	0.5

		377,164,454	1.6

Independent Power and Renewable Electricity Producers
Other securities		15,693,556	0.1

Industrial Conglomerates
Other securities		227,631,813	1.0

Insurance
Other securities		459,458,556	2.0

Interactive Media & Services
Alphabet Inc., Class A(a)	222,304	325,808,742	1.4
Alphabet Inc., Class C, NVS(a)	219,433	322,478,737	1.4
Facebook Inc., Class A(a)	1,778,188	465,707,437	2.0
Other securities		78,692,079	0.3

		1,192,686,995	5.1

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	314,007	988,723,261	4.3
Other securities		118,633,930	0.5

		1,107,357,191	4.8

IT Services
Accenture PLC, Class A	471,997	106,666,602	0.5
Mastercard Inc., Class A	653,291	220,923,417	1.0
PayPal Holdings Inc.(a)	869,650	171,347,140	0.7
Visa Inc., Class A(c)	1,250,319	250,026,290	1.1
Other securities		589,834,569	2.5

		1,338,798,018	5.8

Leisure Products
Other securities		25,383,314	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	292,450	129,122,524	0.6
Other securities		183,356,925	0.7

		312,479,449	1.3

Machinery
Other securities		392,552,982	1.7

Marine
Other securities		1,510,423	0.0

Media
Comcast Corp., Class A	3,355,611	155,230,565	0.7
Other securities		168,134,861	0.7

		323,365,426	1.4

Metals & Mining
Other securities		82,076,338	0.4

Mortgage Real Estate Investment
Other securities		18,663,781	0.1

Multi-Utilities
Other securities		197,236,621	0.8

Security	Shares	Value	% of Net Assets

Multiline Retail
Other securities		$119,876,769	0.5%

Oil, Gas & Consumable Fuels
Chevron Corp.	1,384,380	99,675,360	0.4
Exxon Mobil Corp.	3,134,082	107,593,035	0.5
Other securities		205,544,726	0.9

		412,813,121	1.8

Personal Products
Other securities		41,630,197	0.2

Pharmaceuticals
Bristol-Myers Squibb Co.	1,676,503	101,076,366	0.4
Johnson & Johnson	1,952,701	290,718,125	1.3
Merck & Co. Inc.	1,870,763	155,179,791	0.7
Pfizer Inc.	4,117,991	151,130,270	0.7
Other securities		202,706,216	0.8

		900,810,768	3.9

Professional Services
Other securities		114,812,891	0.5

Real Estate Management & Development
Other securities		16,711,207	0.1

Road & Rail
Union Pacific Corp.	502,718	98,970,093	0.4
Other securities		172,072,947	0.8

		271,043,040	1.2

Semiconductors & Semiconductor Equipment
Broadcom Inc.	289,063	105,311,432	0.5
Intel Corp.	3,138,890	162,531,724	0.7
NVIDIA Corp.	437,151	236,594,864	1.0
QUALCOMM Inc.	833,407	98,075,336	0.4
Texas Instruments Inc.	679,724	97,057,790	0.4
Other securities		412,365,944	1.8

		1,111,937,090	4.8

Software
Adobe Inc.(a)	356,232	174,706,860	0.8
Microsoft Corp.	5,545,386	1,166,361,037	5.0
salesforce.com Inc.(a)	641,332	161,179,558	0.7
Other securities		806,983,313	3.4

		2,309,230,768	9.9

Specialty Retail
Home Depot Inc. (The)	795,483	220,913,584	1.0
Other securities		332,466,819	1.4

		553,380,403	2.4

Technology Hardware, Storage & Peripherals
Apple Inc.	11,950,847	1,384,027,591	6.0
Other securities		64,445,303	0.2

		1,448,472,894	6.2

Textiles, Apparel & Luxury Goods
Nike Inc., Class B	896,969	112,605,488	0.5
Other securities		69,819,844	0.3

		182,425,332	0.8

Thrifts & Mortgage Finance
Other securities		6,880,624	0.0

Tobacco
Other securities		139,613,358	0.6

S C H E D U L E O F I N V E S T M E N T S	28

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Trading Companies & Distributors
Other securities		$56,965,103	0.2%

Transportation Infrastructure
Other securities		1,385,023	0.0

Water Utilities
Other securities		26,089,284	0.1

Wireless Telecommunication Services
Other securities		48,242,645	0.2

Total Common Stocks (Cost: $18,903,683,492)		23,227,390,876	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(b)(d)(e)	440,320,413	440,716,701	1.9
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(d)	19,610,000	19,610,000	0.1

		460,326,701	2.0

Total Short-Term Investments (Cost: $459,887,788)		460,326,701	2.0

Total Investments In Securities (Cost: $19,363,571,280)		23,687,717,577	101.8

Other Assets, Less Liabilities		(423,648,673)	(1.8)

Net Assets		$23,264,068,904	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$596,961,406	$—	$(156,895,937	)(a)	$144,055	$507,177	$440,716,701	440,320,413	$1,622,350	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	33,076,000	—	(13,466,000	)(a)	—	—	19,610,000	19,610,000	43,250		—
BlackRock Inc.	39,714,772	15,642,246	(6,066,266)		1,513,731	10,598,234	61,402,717	108,957	809,058		—

					$1,657,786	$11,105,411	$521,729,418		$2,474,658		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	198	12/18/20	$33,185	$264,414
S&P MidCap 400 E-Mini Index	14	12/18/20	2,598	9,414

				$273,828

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$273,828

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$17,547,181

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,322,640

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$55,081,043

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$23,227,390,876	$—	$—	$23,227,390,876
Money Market Funds	460,326,701	—	—	460,326,701

	$23,687,717,577	$—	$—	$23,687,717,577

Derivative financial instruments(a)
Assets
Futures Contracts	$273,828	$—	$—	$273,828

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	30

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	871,257	$333,935,383	0.6%
Other securities		261,733,801	0.4

		595,669,184	1.0

Air Freight & Logistics
United Parcel Service Inc., Class B	1,638,718	273,059,581	0.5
Other securities		40,697,908	0.0

		313,757,489	0.5

Automobiles
Tesla Inc.(a)(b)	2,603,495	1,116,925,390	1.9

Beverages
Coca-Cola Co. (The)	7,990,281	394,480,173	0.7
PepsiCo Inc.	3,587,281	497,197,147	0.8
Other securities		181,908,540	0.3

		1,073,585,860	1.8

Biotechnology
AbbVie Inc.	5,830,928	510,730,983	0.9
Amgen Inc.	2,072,632	526,780,149	0.9
Vertex Pharmaceuticals Inc.(a)	913,787	248,659,718	0.4
Other securities		832,651,267	1.4

		2,118,822,117	3.6

Building Products
Other securities		88,435,254	0.2

Capital Markets
Other securities		713,559,137	1.2

Chemicals
Other securities		336,254,455	0.6

Commercial Services & Supplies
Other securities		222,749,638	0.4

Communications Equipment
Other securities		49,793,914	0.1

Construction & Engineering
Other securities		4,608,018	0.0

Consumer Finance
Other securities		9,796,051	0.0

Containers & Packaging
Other securities		125,474,453	0.2

Distributors
Other securities		45,024,735	0.1

Diversified Consumer Services
Other securities		61,700,034	0.1

Electric Utilities
Other securities		9,129,780	0.0

Electrical Equipment
Other securities		95,094,620	0.2

Electronic Equipment, Instruments & Components
Other securities		241,345,239	0.4

Entertainment
Netflix Inc.(a)	1,497,433	748,761,423	1.3

Security	Shares	Value	% of Net Assets

Entertainment (continued)
Other securities		$403,266,917	0.7%

		1,152,028,340	2.0

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	1,553,121	375,435,939	0.7
Crown Castle International Corp.	1,364,689	227,220,718	0.4
Equinix Inc.	309,388	235,175,100	0.4
Other securities		227,769,645	0.3

		1,065,601,402	1.8

Food & Staples Retailing
Costco Wholesale Corp.	1,371,993	487,057,515	0.9
Other securities		90,019,525	0.1

		577,077,040	1.0

Food Products
Other securities		172,312,064	0.3

Health Care Equipment & Supplies
Abbott Laboratories	2,337,139	254,350,837	0.4
Intuitive Surgical Inc.(a)	407,494	289,133,293	0.5
Other securities		1,176,695,625	2.1

		1,720,179,755	3.0

Health Care Providers & Services
UnitedHealth Group Inc.	2,765,619	862,237,036	1.5
Other securities		551,807,307	0.9

		1,414,044,343	2.4

Health Care Technology
Other securities		295,652,240	0.5

Hotels, Restaurants & Leisure
Other securities		554,739,708	1.0

Household Durables
Other securities		15,572,283	0.0

Household Products
Procter & Gamble Co. (The)	3,835,691	533,122,692	0.9
Other securities		155,198,039	0.3

		688,320,731	1.2

Industrial Conglomerates
3M Co.	1,305,877	209,175,378	0.4
Other securities		20,198,813	0.0

		229,374,191	0.4

Insurance
Other securities		421,332,057	0.7

Interactive Media & Services
Alphabet Inc., Class A(a)	820,242	1,202,146,675	2.1
Alphabet Inc., Class C, NVS(a)	809,660	1,189,876,336	2.0
Facebook Inc., Class A(a)	8,455,360	2,214,458,784	3.8
Other securities		173,213,769	0.3

		4,779,695,564	8.2

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	1,493,075	4,701,290,045	8.1
Booking Holdings Inc.(a)(b)	143,850	246,081,318	0.4
Other securities		231,663,475	0.4

		5,179,034,838	8.9

IT Services
Accenture PLC, Class A	2,244,355	507,201,786	0.9
Mastercard Inc., Class A	3,106,425	1,050,499,742	1.8
PayPal Holdings Inc.(a)	4,135,202	814,758,850	1.4

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

IT Services (continued)
Square Inc., Class A(a)	1,301,511	$211,560,613	0.4%
Visa Inc., Class A	5,945,273	1,188,876,242	2.0
Other securities		1,120,112,696	1.9

		4,893,009,929	8.4

Leisure Products
Other securities		18,615,794	0.0

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	816,301	360,413,218	0.6
Other securities		508,595,673	0.9

		869,008,891	1.5

Machinery
Other securities		192,200,880	0.3

Media
Charter Communications Inc., Class A(a)(b)	475,496	296,871,173	0.5
Other securities		88,052,189	0.2

		384,923,362	0.7

Metals & Mining
Other securities		19,834,058	0.0

Multiline Retail
Other securities		236,482,065	0.4

Oil, Gas & Consumable Fuels
Other securities		38,782,770	0.1

Personal Products
Other securities		154,009,980	0.3

Pharmaceuticals
Eli Lilly & Co.	2,965,928	439,016,663	0.8
Merck & Co. Inc.	7,774,703	644,911,614	1.1
Zoetis Inc.	1,514,441	250,443,108	0.4
Other securities		422,547,964	0.7

		1,756,919,349	3.0

Professional Services
Other securities		385,706,173	0.7

Road & Rail
Union Pacific Corp.	1,219,110	240,006,186	0.4
Other securities		212,973,611	0.4

		452,979,797	0.8

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a)	3,817,926	313,031,753	0.5
Broadcom Inc.	1,302,992	474,706,045	0.8
NVIDIA Corp.	2,078,668	1,125,016,695	1.9
QUALCOMM Inc.	3,962,827	466,345,481	0.8
Texas Instruments Inc.	1,609,597	229,834,356	0.4
Other securities		917,395,777	1.6

		3,526,330,107	6.0

Software
Adobe Inc.(a)	1,693,864	830,721,722	1.4
Intuit Inc.	887,139	289,393,613	0.5
Microsoft Corp.	26,368,464	5,546,079,033	9.5
Oracle Corp.	5,959,755	355,797,374	0.6
salesforce.com Inc.(a)	2,826,930	710,464,048	1.2

Security	Shares	Value	% of Net Assets

Software (continued)
ServiceNow Inc.(a)	669,042	$324,485,370	0.6%
Zoom Video Communications Inc., Class A(a)(b)	587,940	276,396,473	0.5
Other securities		2,255,377,546	3.9

		10,588,715,179	18.2

Specialty Retail
Home Depot Inc. (The)	1,891,265	525,223,203	0.9
Lowe’s Companies Inc.	2,661,276	441,399,238	0.8
Other securities		718,354,289	1.2

		1,684,976,730	2.9

Technology Hardware, Storage & Peripherals
Apple Inc.	56,826,516	6,581,078,818	11.3
Other securities		29,457,775	0.0

		6,610,536,593	11.3

Textiles, Apparel & Luxury Goods
Nike Inc., Class B(b)	4,265,110	535,441,909	0.9
Other securities		135,733,911	0.3

		671,175,820	1.2

Thrifts & Mortgage Finance
Other securities		2,735,094	0.0

Tobacco
Other securities		110,347,648	0.2

Trading Companies & Distributors
Other securities		114,183,563	0.2

Total Common Stocks (Cost: $34,236,723,390)		58,198,163,706	99.9

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	1,224,632,987	1,225,735,156	2.1
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	69,530,000	69,530,000	0.1

		1,295,265,156	2.2

Total Short-Term Investments (Cost: $1,294,210,247)		1,295,265,156	2.2

Total Investments In Securities (Cost: $35,530,933,637)		59,493,428,862	102.1

Other Assets, Less Liabilities		(1,207,140,204)	(2.1)

Net Assets		$58,286,288,658	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	32

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,699,006,431	$—	$(474,851,815	)(a)	$366,362	$1,214,178	$1,225,735,156	1,224,632,987	$3,615,549	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,304,000	—	(10,774,000	)(a)	—	—	69,530,000	69,530,000	80,738		—

					$366,362	$1,214,178	$1,295,265,156		$3,696,287		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	504	12/18/20	$84,470	$547,565

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$547,565

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$34,276,357

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,509,204

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$83,921,907

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$58,198,163,706	$—	$—	$58,198,163,706
Money Market Funds	1,295,265,156	—	—	1,295,265,156

	$59,493,428,862	$—	$—	$59,493,428,862

Derivative financial instruments(a)
Assets
Futures Contracts	$547,565	$—	$—	$547,565

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	34

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	1,296,424	$214,247,030	0.6%
Raytheon Technologies Corp.	3,460,760	199,132,130	0.6
Other securities		339,491,264	0.9

		752,870,424	2.1

Air Freight & Logistics
Other securities		304,027,032	0.8

Airlines
Other securities		161,957,829	0.5

Auto Components
Other securities		110,186,844	0.3

Automobiles
Other securities		174,539,765	0.5

Banks
Bank of America Corp.	18,779,707	452,403,142	1.3
Citigroup Inc.	5,055,228	217,930,879	0.6
JPMorgan Chase & Co.	7,354,217	707,990,471	2.0
Wells Fargo & Co.	9,116,128	214,320,169	0.6
Other securities		800,809,071	2.1

		2,393,453,732	6.6

Beverages
Coca-Cola Co. (The)	3,876,349	191,375,350	0.5
Other securities		243,761,148	0.7

		435,136,498	1.2

Biotechnology
Gilead Sciences Inc.	3,048,494	192,634,336	0.6
Other securities		209,354,417	0.5

		401,988,753	1.1

Building Products
Other securities		322,786,581	0.9

Capital Markets
BlackRock Inc.(a)	357,316	201,365,432	0.6
Goldman Sachs Group Inc. (The)	804,081	161,596,159	0.5
Other securities		1,078,525,993	2.9

		1,441,487,584	4.0

Chemicals
Linde PLC	1,275,213	303,666,472	0.8
Other securities		832,840,645	2.3

		1,136,507,117	3.1

Commercial Services & Supplies
Other securities		218,065,773	0.6

Communications Equipment
Cisco Systems Inc.	10,309,935	406,108,340	1.1
Other securities		137,853,525	0.4

		543,961,865	1.5

Construction & Engineering
Other securities		64,034,777	0.2

Construction Materials
Other securities		87,508,825	0.2

Consumer Finance
American Express Co.	1,587,337	159,130,534	0.5

Security	Shares	Value	% of Net Assets

Consumer Finance (continued)
Other securities		$202,823,346	0.5%

		361,953,880	1.0

Containers & Packaging
Other securities		231,997,909	0.6

Distributors
Other securities		52,791,249	0.1

Diversified Consumer Services
Other securities		46,051,721	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	4,652,111	990,620,516	2.8
Other securities		42,527,508	0.1

		1,033,148,024	2.9

Diversified Telecommunication Services
AT&T Inc.	17,313,365	493,604,036	1.4
Verizon Communications Inc.	10,060,310	598,487,842	1.7
Other securities		46,430,003	0.1

		1,138,521,881	3.2

Electric Utilities
Duke Energy Corp.	1,783,060	157,907,794	0.4
NextEra Energy Inc.	1,188,168	329,787,910	0.9
Other securities		820,959,940	2.3

		1,308,655,644	3.6

Electrical Equipment
Other securities		344,220,619	1.0

Electronic Equipment, Instruments & Components
Other securities		252,775,136	0.7

Energy Equipment & Services
Other securities		111,415,161	0.3

Entertainment
Walt Disney Co. (The)	4,388,013	544,464,653	1.5
Other securities		208,581,370	0.6

		753,046,023	2.1

Equity Real Estate Investment Trusts (REITs)
Prologis Inc.	1,786,657	179,773,427	0.5
Other securities		1,410,517,493	3.9

		1,590,290,920	4.4

Food & Staples Retailing
Walmart Inc.	3,383,311	473,359,042	1.3
Other securities		224,508,804	0.6

		697,867,846	1.9

Food Products
Mondelez International Inc., Class A	3,427,926	196,934,349	0.6
Other securities		511,517,390	1.4

		708,451,739	2.0

Gas Utilities
Other securities		52,921,775	0.1

Health Care Equipment & Supplies
Abbott Laboratories	2,585,133	281,340,024	0.8
Becton Dickinson and Co.	669,745	155,836,267	0.4
Danaher Corp.	1,519,920	327,284,374	0.9
Medtronic PLC	3,256,704	338,436,680	1.0
Other securities		576,140,432	1.6

		1,679,037,777	4.7

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services
CVS Health Corp.	3,173,647	$185,340,985	0.5%
Other securities		723,294,030	2.0

		908,635,015	2.5

Health Care Technology
Other securities		6,040,253	0.0

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,548,991	339,988,035	0.9
Other securities		555,226,059	1.6

		895,214,094	2.5

Household Durables
Other securities		297,353,763	0.8

Household Products
Colgate-Palmolive Co.	2,045,492	157,809,708	0.4
Procter & Gamble Co. (The)	3,271,990	454,773,890	1.3
Other securities		150,336,958	0.4

		762,920,556	2.1

Independent Power and Renewable Electricity Producers
Other securities		51,407,059	0.1

Industrial Conglomerates
Honeywell International Inc.	1,704,699	280,610,502	0.8
Other securities		307,788,577	0.8

		588,399,079	1.6

Insurance
Other securities		1,217,358,270	3.4

Interactive Media & Services
Alphabet Inc., Class A(b)	163,252	239,262,131	0.7
Alphabet Inc., Class C, NVS(b)	161,163	236,845,145	0.7
Other securities		138,193,378	0.3

		614,300,654	1.7

Internet & Direct Marketing Retail
Other securities		59,309,721	0.2

IT Services
Fidelity National Information Services Inc.(c)	1,498,890	220,651,597	0.6
International Business Machines Corp.	2,156,961	262,437,445	0.7
Other securities		530,927,945	1.5

		1,014,016,987	2.8

Leisure Products
Other securities		70,610,508	0.2

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	396,008	174,845,452	0.5
Other securities		248,690,998	0.7

		423,536,450	1.2

Machinery
Caterpillar Inc.	1,314,425	196,046,489	0.6
Other securities		958,802,486	2.6

		1,154,848,975	3.2

Marine
Other securities		5,231,412	0.0

Media
Comcast Corp., Class A	11,002,016	508,953,260	1.4
Other securities		285,691,987	0.8

		794,645,247	2.2

Security	Shares	Value	% of Net Assets

Metals & Mining
Other securities		$255,633,228	0.7%

Mortgage Real Estate Investment
Other securities		60,953,419	0.2

Multi-Utilities
Dominion Energy Inc.	2,035,299	160,646,150	0.4
Other securities		486,137,042	1.4

		646,783,192	1.8

Multiline Retail
Target Corp.	1,213,174	190,977,851	0.5
Other securities		38,594,621	0.1

		229,572,472	0.6

Oil, Gas & Consumable Fuels
Chevron Corp.	4,538,947	326,804,184	0.9
Exxon Mobil Corp.	10,275,702	352,764,850	1.0
Other securities		646,457,003	1.8

		1,326,026,037	3.7

Personal Products
Other securities		29,429,844	0.1

Pharmaceuticals
Bristol-Myers Squibb Co.	3,501,440	211,101,818	0.6
Johnson & Johnson	5,544,421	825,453,398	2.3
Pfizer Inc.	13,501,640	495,510,188	1.4
Other securities		211,061,804	0.5

		1,743,127,208	4.8

Professional Services
Other securities		111,090,103	0.3

Real Estate Management & Development
Other securities		55,381,714	0.2

Road & Rail
Union Pacific Corp.	807,640	159,000,087	0.4
Other securities		417,992,884	1.2

		576,992,971	1.6

Semiconductors & Semiconductor Equipment
Intel Corp.	10,291,457	532,891,643	1.5
Texas Instruments Inc.	1,118,778	159,750,311	0.4
Other securities		521,799,068	1.5

		1,214,441,022	3.4

Software
Other securities		265,300,414	0.7

Specialty Retail
Home Depot Inc. (The)	1,304,080	362,156,057	1.0
Other securities		289,254,231	0.8

		651,410,288	1.8

Technology Hardware, Storage & Peripherals
Other securities		190,136,209	0.5

Textiles, Apparel & Luxury Goods
Other securities		134,209,362	0.4

Thrifts & Mortgage Finance
Other securities		20,614,985	0.1

Tobacco
Philip Morris International Inc.	3,777,832	283,299,622	0.8

S C H E D U L E O F I N V E S T M E N T S	36

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Tobacco (continued)
Other securities		$98,390,384	0.3%

		381,690,006	1.1

Trading Companies & Distributors
Other securities		108,388,867	0.3

Transportation Infrastructure
Other securities		4,792,121	0.0

Water Utilities
Other securities		85,498,411	0.2

Wireless Telecommunication Services
Other securities		158,204,751	0.4

Total Common Stocks (Cost: $35,360,335,832)		36,025,165,370	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(a)(d)(e)	451,490,721	451,897,062	1.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(d)	53,600,000	53,600,000	0.1

		505,497,062	1.4

Total Short-Term Investments (Cost: $505,031,977)		505,497,062	1.4

Total Investments In Securities (Cost: $35,865,367,809)		36,530,662,432	101.1

Other Assets, Less Liabilities		(408,176,874)	(1.1)

Net Assets		$36,122,485,558	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$591,444,619	$—	$(140,356,512	)(a)	$309,461	$499,494	$451,897,062	451,490,721	$2,115,863	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	88,826,000	—	(35,226,000	)(a)	—	—	53,600,000	53,600,000	47,343		—
BlackRock Inc.	154,704,891	60,028,811	(57,603,869)		7,482,663	36,752,936	201,365,432	357,316	2,814,967		—

					$7,792,124	$37,252,430	$706,862,494		$4,978,173		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	372	12/18/20	$62,347	$414,775
S&P MidCap 400 E-Mini Index	150	12/18/20	27,839	101,979

				$516,754

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$516,754

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$26,371,754

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$3,933,673

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$96,807,285

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$36,025,165,370	$—	$—	$36,025,165,370
Money Market Funds	505,497,062	—	—	505,497,062

	$36,530,662,432	$—	$—	$36,530,662,432

Derivative financial instruments(a)
Assets
Futures Contracts	$516,754	$—	$—	$516,754

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	38

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$341,783,679	0.9%

Air Freight & Logistics
Other securities		146,105,167	0.4

Airlines
Other securities		105,037,807	0.3

Auto Components
Other securities		492,916,415	1.3

Automobiles
Other securities		32,861,965	0.1

Banks
Other securities		2,730,367,654	7.1

Beverages
Other securities		118,493,747	0.3

Biotechnology
Arena Pharmaceuticals Inc.(a)(b)	1,184,346	88,577,237	0.2
Arrowhead Pharmaceuticals Inc.(a)(b)	2,052,802	88,393,654	0.2
Blueprint Medicines Corp.(a)(b)	1,128,198	104,583,955	0.3
Emergent BioSolutions Inc.(a)(b)	912,751	94,314,561	0.3
Invitae Corp.(a)(b)	2,361,409	102,367,080	0.3
Mirati Therapeutics Inc.(a)(b)	768,007	127,527,562	0.3
Momenta Pharmaceuticals Inc.(a)	2,415,145	126,746,810	0.3
Natera Inc.(a)(b)	1,448,092	104,610,166	0.3
Novavax Inc.(a)(b)	1,258,290	136,335,721	0.4
Oncternal Therapeutics Inc.(a)(b)(c)	13,273	27,210	0.0
Ultragenyx Pharmaceutical Inc.(a)(b)	1,177,205	96,754,479	0.3
Other securities		3,207,534,179	8.2

		4,277,772,614	11.1

Building Products
Simpson Manufacturing Co. Inc.	891,914	86,658,364	0.2
Other securities		577,435,349	1.5

		664,093,713	1.7

Capital Markets
Calamos Asset Management Inc.(a)(c)	313,221	3	0.0
Other securities		574,109,180	1.5

		574,109,183	1.5

Chemicals
Other securities		643,335,878	1.7

Commercial Services & Supplies
Tetra Tech Inc.(b)	1,102,773	105,314,821	0.3
Other securities		717,884,987	1.8

		823,199,808	2.1

Communications Equipment
Other securities		340,917,527	0.9

Construction & Engineering
Other securities		511,232,211	1.3

Construction Materials
Other securities		56,178,771	0.1

Consumer Finance
Other securities		257,656,671	0.7

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$78,394,363	0.2%

Distributors
Other securities		31,924,485	0.1

Diversified Consumer Services
Other securities		238,558,427	0.6

Diversified Financial Services
Other securities		85,262,097	0.2

Diversified Telecommunication Services
Other securities		321,297,376	0.8

Electric Utilities
Other securities		268,278,103	0.7

Electrical Equipment
Plug Power Inc.(a)(b)	6,964,732	93,397,056	0.2
Sunrun Inc.(a)(b)	2,431,173	187,370,503	0.5
Other securities		286,570,387	0.8

		567,337,946	1.5

Electronic Equipment, Instruments & Components
II-VI Inc.(a)(b)	2,051,553	83,210,990	0.2
Other securities		749,726,583	2.0

		832,937,573	2.2

Energy Equipment & Services
Other securities		212,149,078	0.5

Entertainment
Other securities		97,263,256	0.2

Equity Real Estate Investment Trusts (REITs)
EastGroup Properties Inc.	791,011	102,301,453	0.3
Healthcare Realty Trust Inc.	2,753,535	82,936,474	0.2
STAG Industrial Inc.	3,055,850	93,172,867	0.2
Other securities		1,980,762,070	5.1

		2,259,172,864	5.8

Food & Staples Retailing
BJ’s Wholesale Club Holdings Inc.(a)(b)	2,799,867	116,334,474	0.3
Performance Food Group Co.(a)(b)	2,679,012	92,747,395	0.3
Other securities		123,169,577	0.3

		332,251,446	0.9

Food Products
Darling Ingredients Inc.(a)(b)	3,289,790	118,531,134	0.3
Freshpet Inc.(a)(b)	792,313	88,461,746	0.2
Other securities		375,701,615	1.0

		582,694,495	1.5

Gas Utilities
Other securities		389,520,353	1.0

Health Care Equipment & Supplies
iRhythm Technologies Inc.(a)(b)	559,241	133,160,875	0.4
Neogen Corp.(a)(b)	1,079,794	84,493,880	0.2
Nevro Corp.(a)(b)	687,104	95,713,587	0.3
Other securities		1,149,687,813	2.9

		1,463,056,155	3.8

Health Care Providers & Services
LHC Group Inc.(a)(b)	619,153	131,607,162	0.4
Other securities		909,360,398	2.3

		1,040,967,560	2.7

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology
Other securities		$445,719,648	1.2%

Hotels, Restaurants & Leisure
Caesars Entertainment Inc.(a)	2,849,532	159,744,764	0.4
Churchill Downs Inc.(b)	777,853	127,427,878	0.3
Penn National Gaming Inc.(a)(b)	3,105,118	225,742,079	0.6
Texas Roadhouse Inc.	1,344,449	81,729,055	0.2
Wingstop Inc.(b)	605,609	82,756,470	0.2
Other securities		729,925,139	1.9

		1,407,325,385	3.6

Household Durables
Helen of Troy Ltd.(a)(b)	515,458	99,751,432	0.3
Meritage Homes Corp.(a)(b)	759,236	83,812,062	0.2
TopBuild Corp.(a)(b)	676,678	115,502,168	0.3
Other securities		647,868,092	1.6

		946,933,754	2.4

Household Products
Other securities		93,677,062	0.2

Independent Power and Renewable Electricity Producers
Brookfield Renewable Corp., Class A(b)	1,399,046	81,984,095	0.2
Other securities		146,774,304	0.4

		228,758,399	0.6

Industrial Conglomerates
Other securities		15,609,941	0.0

Insurance
Kinsale Capital Group Inc.(b)	432,571	82,266,353	0.2
Other securities		834,740,461	2.2

		917,006,814	2.4

Interactive Media & Services
Other securities		135,196,979	0.3

Internet & Direct Marketing Retail
Stamps.com Inc.(a)(b)	347,631	83,761,690	0.2
Other securities		219,696,039	0.6

		303,457,729	0.8

IT Services
MAXIMUS Inc.	1,250,105	85,519,683	0.2
Other securities		704,580,110	1.8

		790,099,793	2.0

Leisure Products
Other securities		259,738,688	0.7

Life Sciences Tools & Services
Other securities		286,949,401	0.7

Machinery
Other securities		1,409,212,044	3.6

Marine
Other securities		50,509,598	0.1

Media
Other securities		280,151,025	0.7

Metals & Mining
Ferroglobe PLC(a)(c)	1,289,900	13	0.0
Other securities		577,084,293	1.5

		577,084,306	1.5

Security	Shares	Value		% of Net Assets

Mortgage Real Estate Investment
Other securities		$497,961,266		1.3%

Multi-Utilities
Other securities		178,251,693		0.5

Multiline Retail
Other securities		77,921,915		0.2

Oil, Gas & Consumable Fuels
PetroCorp Inc. Escrow(a)(c)	26,106	0	(d)	0.0
Other securities		529,081,909		1.4

		529,081,909		1.4

Paper & Forest Products
Other securities		190,833,486		0.5

Personal Products
Other securities		142,267,830		0.4

Pharmaceuticals
MyoKardia Inc.(a)(b)	1,037,953	141,504,132		0.4
Other securities		622,107,084		1.6

		763,611,216		2.0

Professional Services
Other securities		465,876,137		1.2

Real Estate Management & Development
Redfin Corp.(a)(b)	1,982,340	98,978,236		0.3
Other securities		197,483,728		0.5

		296,461,964		0.8

Road & Rail
Other securities		223,512,338		0.6

Semiconductors & Semiconductor Equipment
CMC Materials Inc.	591,656	84,494,393		0.2
Silicon Laboratories Inc.(a)(b)	884,087	86,507,913		0.2
Other securities		865,272,377		2.3

		1,036,274,683		2.7

Software
Blackline Inc.(a)(b)	1,027,458	92,091,061		0.2
Envestnet Inc.(a)(b)	1,087,289	83,895,219		0.2
Q2 Holdings Inc.(a)(b)	1,012,633	92,412,888		0.2
Other securities		1,853,198,588		4.9

		2,121,597,756		5.5

Specialty Retail
Lithia Motors Inc., Class A(b)	456,397	104,031,132		0.3
RH(a)(b)	317,532	121,494,094		0.3
Other securities		848,138,435		2.2

		1,073,663,661		2.8

Technology Hardware, Storage & Peripherals
Other securities		63,291,125		0.2

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(a)(b)	570,094	125,426,381		0.3
Other securities		210,884,172		0.6

		336,310,553		0.9

Thrifts & Mortgage Finance
Essent Group Ltd.	2,242,963	83,012,061		0.2
Other securities		549,334,723		1.4

		632,346,784		1.6

Tobacco
Other securities		55,298,639		0.1

S C H E D U L E O F I N V E S T M E N T S	40

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Trading Companies & Distributors
SiteOne Landscape Supply Inc.(a)(b)	898,467	$109,568,051	0.3%
Other securities		438,496,860	1.1

		548,064,911	1.4

Water Utilities
Other securities		185,052,662	0.5

Wireless Telecommunication Services
Other securities		66,738,867	0.2

Total Common Stocks (Cost: $52,022,727,360)		38,548,978,348	99.8

Warrants

Oil, Gas & Consumable Fuels
Other securities		335,837	0.0

Total Warrants (Cost: $11,350,881)		335,837	0.0

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(e)(f)(g)	5,166,772,111	5,171,422,206	13.4
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	56,630,000	56,630,000	0.1

		5,228,052,206	13.5

Total Short-Term Investments (Cost: $5,223,445,887)		5,228,052,206	13.5

Total Investments In Securities (Cost: $57,257,524,128)		43,777,366,391	113.3

Other Assets, Less Liabilities		(5,150,857,074)	(13.3)

Net Assets		$38,626,509,317	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,508,802,744	$657,582,492	(a)	$—		$112,313	$4,924,657	$5,171,422,206	5,166,772,111	$37,454,817	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	119,910,000	—		(63,280,000	)(a)	—	—	56,630,000	56,630,000	53,269		—
PennyMac Financial Services Inc.(c)	4,957,482	53,512,845		(28,369,239)		8,344,382	(258,522)	N/A	N/A	174,726		—
PennyMac Mortgage Investment Trust(c)	23,530,490	34,788,329		(36,617,598)		320,986	23,969,242	N/A	N/A	1,374,167		—

						$8,777,681	$28,635,377	$5,228,052,206		$39,056,979		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	996	12/18/20	$74,919	$956,454

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$956,454

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$21,486,152

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(11,364,547)

S C H E D U L E O F I N V E S T M E N T S	42

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$114,863,800

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$38,548,951,122	$—	$27,226	$38,548,978,348
Warrants	335,837	—	—	335,837
Money Market Funds	5,228,052,206	—	—	5,228,052,206

	$43,777,339,165	$—	$27,226	$43,777,366,391

Derivative financial instruments(a)
Assets
Futures Contracts	$956,454	$—	$—	$956,454

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$73,881,151	0.8%

Air Freight & Logistics
Other securities		23,271,261	0.3

Airlines
Other securities		1,677,559	0.0

Auto Components
Other securities		109,001,649	1.2

Automobiles
Other securities		14,685,647	0.2

Banks
First Financial Bankshares Inc.	1,170,909	32,680,070	0.4
Other securities		31,552,426	0.3

		64,232,496	0.7

Beverages
Other securities		28,876,933	0.3

Biotechnology
Arrowhead Pharmaceuticals Inc.(a)(b)	913,018	39,314,555	0.4
Blueprint Medicines Corp.(a)	503,404	46,665,551	0.5
Emergent BioSolutions Inc.(a)(b)	406,035	41,955,597	0.5
Invitae Corp.(a)(b)	1,049,941	45,514,942	0.5
Mirati Therapeutics Inc.(a)(b)	341,302	56,673,197	0.6
Momenta Pharmaceuticals Inc.(a)	1,004,694	52,726,341	0.6
Natera Inc.(a)	604,567	43,673,920	0.5
Oncternal Therapeutics Inc.(a)(b)(c)	6,020	12,341	0.0
Ultragenyx Pharmaceutical Inc.(a)(b)	523,277	43,008,137	0.5
Other securities		1,278,855,555	14.1

		1,648,400,136	18.2

Building Products
Simpson Manufacturing Co. Inc.	396,317	38,506,160	0.4
Other securities		165,050,777	1.8

		203,556,937	2.2

Capital Markets
Other securities		125,613,598	1.4

Chemicals
Other securities		138,782,414	1.5

Commercial Services & Supplies
Tetra Tech Inc.(b)	489,912	46,786,596	0.5
Other securities		106,068,763	1.2

		152,855,359	1.7

Communications Equipment
Other securities		86,702,581	1.0

Construction & Engineering
Other securities		53,785,846	0.6

Construction Materials
Other securities		2,172,408	0.0

Consumer Finance
Other securities		24,947,289	0.3

Containers & Packaging
Other securities		13,501,829	0.1

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$11,138,457	0.1%

Diversified Consumer Services
Other securities		39,610,100	0.4

Diversified Financial Services
Other securities		255,618	0.0

Diversified Telecommunication Services
Other securities		92,942,883	1.0

Electric Utilities
Other securities		11,883,098	0.1

Electrical Equipment
Plug Power Inc.(a)(b)	3,100,150	41,573,011	0.5
Sunrun Inc.(a)(b)	1,081,818	83,375,713	0.9
Other securities		73,361,548	0.8

		198,310,272	2.2

Electronic Equipment, Instruments & Components
II-VI Inc.(a)(b)	807,649	32,758,243	0.4
Novanta Inc.(a)	310,511	32,709,229	0.4
Other securities		147,829,714	1.5

		213,297,186	2.3

Energy Equipment & Services
Other securities		6,055,855	0.1

Entertainment
Other securities		15,757,299	0.2

Equity Real Estate Investment Trusts (REITs)
EastGroup Properties Inc.	333,536	43,136,211	0.5
QTS Realty Trust Inc., Class A	525,889	33,141,525	0.4
Other securities		198,305,034	2.1

		274,582,770	3.0

Food & Staples Retailing
BJ’s Wholesale Club Holdings Inc.(a)(b)	1,245,596	51,754,514	0.6
Other securities		1,392,215	0.0

		53,146,729	0.6

Food Products
Freshpet Inc.(a)(b)	352,204	39,323,577	0.4
Other securities		98,434,895	1.1

		137,758,472	1.5

Gas Utilities
Other securities		38,569,546	0.4

Health Care Equipment & Supplies
iRhythm Technologies Inc.(a)(b)	249,393	59,382,967	0.7
Neogen Corp.(a)(b)	479,819	37,545,837	0.4
Nevro Corp.(a)(b)	305,336	42,533,305	0.5
Wright Medical Group NV(a)(b)	1,170,199	35,737,877	0.4
Other securities		404,256,271	4.4

		579,456,257	6.4

Health Care Providers & Services
HealthEquity Inc.(a)(b)	685,556	35,217,012	0.4
LHC Group Inc.(a)(b)	276,035	58,674,000	0.6
Other securities		243,549,294	2.7

		337,440,306	3.7

Health Care Technology
Other securities		164,810,335	1.8

S C H E D U L E O F I N V E S T M E N T S	44

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Caesars Entertainment Inc.(a)	760,428	$42,629,594	0.5%
Churchill Downs Inc.(b)	344,729	56,473,505	0.6
Penn National Gaming Inc.(a)(b)	694,006	50,454,236	0.6
Texas Roadhouse Inc.	597,321	36,311,143	0.4
Wingstop Inc.(b)	269,474	36,823,622	0.4
Other securities		151,380,088	1.6

		374,072,188	4.1

Household Durables
Helen of Troy Ltd.(a)(b)	230,063	44,521,792	0.5
TopBuild Corp.(a)(b)	300,879	51,357,037	0.6
Other securities		129,411,565	1.4

		225,290,394	2.5

Household Products
Other securities		27,004,151	0.3

Independent Power and Renewable Electricity Producers
Other securities		32,018,550	0.4

Industrial Conglomerates
Other securities		591,305	0.0

Insurance
Kinsale Capital Group Inc.	192,426	36,595,577	0.4
Other securities		118,278,290	1.3

		154,873,867	1.7

Interactive Media & Services
Other securities		32,863,851	0.4

Internet & Direct Marketing Retail
Stamps.com Inc.(a)	154,614	37,254,243	0.4
Other securities		76,085,341	0.8

		113,339,584	1.2

IT Services
MAXIMUS Inc.	555,850	38,025,698	0.4
Other securities		238,972,665	2.7

		276,998,363	3.1

Leisure Products
YETI Holdings Inc.(a)(b)	727,589	32,974,333	0.4
Other securities		26,095,004	0.3

		59,069,337	0.7

Life Sciences Tools & Services
NeoGenomics Inc.(a)(b)	942,434	34,766,390	0.4
Other securities		83,795,001	0.9

		118,561,391	1.3

Machinery
Other securities		278,030,061	3.1

Media
Other securities		40,692,963	0.4

Metals & Mining
Other securities		45,963,106	0.5

Mortgage Real Estate Investment
Other securities		1,418,666	0.0

Multiline Retail
Other securities		1,284,614	0.0

Oil, Gas & Consumable Fuels
Other securities		7,160,100	0.1

Security	Shares	Value	% of Net Assets

Paper & Forest Products
Other securities		$32,665,622	0.4%

Personal Products
Other securities		40,909,717	0.5

Pharmaceuticals
MyoKardia Inc.(a)(b)	403,733	55,040,920	0.6
Other securities		223,433,423	2.5

		278,474,343	3.1

Professional Services
Exponent Inc.	467,223	33,654,073	0.4
Other securities		96,639,583	1.0

		130,293,656	1.4

Real Estate Management & Development
Redfin Corp.(a)(b)	881,623	44,019,436	0.5
Other securities		20,940,118	0.2

		64,959,554	0.7

Road & Rail
Other securities		70,860,710	0.8

Semiconductors & Semiconductor Equipment
CMC Materials Inc.	263,968	37,697,270	0.4
Lattice Semiconductor Corp.(a)(b)	1,222,757	35,411,043	0.4
Silicon Laboratories Inc.(a)(b)	394,020	38,554,857	0.4
Other securities		253,472,385	2.8

		365,135,555	4.0

Software
Blackline Inc.(a)(b)	456,351	40,902,740	0.5
Envestnet Inc.(a)(b)	483,076	37,274,144	0.4
Q2 Holdings Inc.(a)(b)	451,313	41,186,824	0.5
Varonis Systems Inc.(a)(b)	283,749	32,750,310	0.4
Other securities		719,263,299	7.8

		871,377,317	9.6

Specialty Retail
RH(a)(b)	141,444	54,119,303	0.6
Other securities		147,133,153	1.6

		201,252,456	2.2

Technology Hardware, Storage & Peripherals
Other securities		8,839,604	0.1

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(a)	254,474	55,986,825	0.6
Other securities		32,697,448	0.4

		88,684,273	1.0

Thrifts & Mortgage Finance
Other securities		10,261,970	0.1

Tobacco
Other securities		4,398,776	0.0

Trading Companies & Distributors
SiteOne Landscape Supply Inc.(a)(b)	399,479	48,716,464	0.6
Other securities		15,437,307	0.1

		64,153,771	0.7

Water Utilities
Other securities		69,648,893	0.8

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$27,934,723	0.3%

Total Common Stocks (Cost: $8,644,695,026)		9,060,043,707	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(e)(f)	1,668,402,981	1,669,904,543	18.4
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	10,210,000	10,210,000	0.1

		1,680,114,543	18.5

Total Short-Term Investments (Cost: $1,678,800,283)		1,680,114,543	18.5

Total Investments In Securities (Cost: $10,323,495,309)		10,740,158,250	118.3

Other Assets, Less Liabilities		(1,664,272,258)	(18.3)

Net Assets		$9,075,885,992	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,497,396,176	$170,858,024	(a)	$—		$207,439	$1,442,904	$1,669,904,543	1,668,402,981	$10,505,903	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,650,000	—		(1,440,000	)(a)	—	—	10,210,000	10,210,000	8,871		—
PennyMac Financial Services Inc.(c)	—	2,352,864		(499,897)		104,859	—	N/A	N/A	7,755		—

						$312,298	$1,442,904	$1,680,114,543		$10,522,529		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

S C H E D U L E O F I N V E S T M E N T S	46

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	157	12/18/20	$11,810	$16,767

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$16,767

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$659,639

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$507,980

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,474,153

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,060,031,366	$—	$12,341	$9,060,043,707
Money Market Funds	1,680,114,543	—	—	1,680,114,543

	$10,740,145,909	$—	$12,341	$10,740,158,250

Derivative financial instruments(a)
Assets
Futures Contracts	$16,767	$—	$—	$16,767

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$74,684,438	1.0%

Air Freight & Logistics
Other securities		39,934,080	0.5

Airlines
Other securities		42,923,922	0.6

Auto Components
Other securities		105,594,971	1.4

Banks
Community Bank System Inc.	459,760	25,038,530	0.3
Glacier Bancorp. Inc.	745,418	23,890,647	0.3
South State Corp.	608,422	29,295,519	0.4
United Bankshares Inc./WV	1,076,451	23,111,403	0.3
Valley National Bancorp	3,464,201	23,729,777	0.3
Other securities		975,577,219	12.6

		1,100,643,095	14.2

Beverages
Other securities		22,728,788	0.3

Biotechnology
Arena Pharmaceuticals Inc.(a)(b)	464,024	34,704,355	0.5
Novavax Inc.(a)(b)	391,198	42,386,303	0.6
Other securities		166,464,391	2.0

		243,555,049	3.1

Building Products
Other securities		87,991,902	1.1

Capital Markets
Calamos Asset Management Inc.(a)(c)	155,324	2	0.0
Stifel Financial Corp.	579,395	29,294,211	0.4
Other securities		94,018,675	1.2

		123,312,888	1.6

Chemicals
Other securities		140,782,555	1.8

Commercial Services & Supplies
UniFirst Corp./MA	123,689	23,422,986	0.3
Other securities		180,830,197	2.3

		204,253,183	2.6

Communications Equipment
Other securities		62,382,340	0.8

Construction & Engineering
EMCOR Group Inc.	432,477	29,283,018	0.4
Other securities		136,493,613	1.7

		165,776,631	2.1

Construction Materials
Other securities		21,879,957	0.3

Consumer Finance
Other securities		86,465,096	1.1

Containers & Packaging
Other securities		20,657,652	0.3

Distributors
Other securities		2,902,329	0.0

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$63,971,480	0.8%

Diversified Financial Services
Cannae Holdings Inc.(a)	749,759	27,936,020	0.4
Other securities		8,247,265	0.1

		36,183,285	0.5

Diversified Telecommunication Services
Other securities		48,023,584	0.6

Electric Utilities
ALLETE Inc.	453,017	23,439,100	0.3
PNM Resources Inc.	690,802	28,550,847	0.4
Portland General Electric Co.	782,417	27,775,803	0.3
Other securities		23,060,324	0.3

		102,826,074	1.3

Electrical Equipment
EnerSys	335,599	22,525,405	0.3
Other securities		29,477,765	0.4

		52,003,170	0.7

Electronic Equipment, Instruments & Components
Other securities		150,730,808	1.9

Energy Equipment & Services
Other securities		84,680,363	1.1

Entertainment
Other securities		26,286,483	0.3

Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	462,737	29,448,583	0.4
Healthcare Realty Trust Inc.	1,172,250	35,308,170	0.5
Lexington Realty Trust	2,369,886	24,765,309	0.3
Physicians Realty Trust	1,814,775	32,502,620	0.4
PotlatchDeltic Corp.	569,783	23,987,864	0.3
Sabra Health Care REIT Inc.	1,786,253	24,623,498	0.3
STAG Industrial Inc.	1,197,715	36,518,330	0.5
Other securities		492,346,352	6.3

		699,500,726	9.0

Food & Staples Retailing
Performance Food Group Co.(a)(b)	1,139,112	39,436,057	0.5
Other securities		50,771,481	0.7

		90,207,538	1.2

Food Products
Darling Ingredients Inc.(a)(b)	1,398,881	50,401,682	0.7
Other securities		66,239,198	0.8

		116,640,880	1.5

Gas Utilities
New Jersey Resources Corp.	828,708	22,391,690	0.3
ONE Gas Inc.	403,883	27,871,966	0.4
Southwest Gas Holdings Inc.	446,977	28,204,249	0.4
Spire Inc.	436,532	23,223,502	0.3
Other securities		27,015,785	0.3

		128,707,192	1.7

Health Care Equipment & Supplies
Other securities		69,167,272	0.9

Health Care Providers & Services
Other securities		120,500,680	1.6

Health Care Technology
Other securities		32,185,554	0.4

S C H E D U L E O F I N V E S T M E N T S	48

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Caesars Entertainment Inc.(a)	499,308	$27,991,207	0.4%
Marriott Vacations Worldwide Corp.	306,293	27,814,467	0.4
Penn National Gaming Inc.(a)(b)	658,371	47,863,572	0.6
Other securities		137,371,717	1.7

		241,040,963	3.1

Household Durables
KB Home	654,777	25,136,889	0.3
Meritage Homes Corp.(a)(b)	306,169	33,797,996	0.4
Taylor Morrison Home Corp.(a)(b)	986,820	24,265,904	0.3
Other securities		104,380,058	1.4

		187,580,847	2.4

Household Products
Other securities		14,003,248	0.2

Independent Power and Renewable Electricity Producers
Brookfield Renewable Corp., Class A(b)	544,172	31,888,479	0.4
Other securities		34,939,603	0.5

		66,828,082	0.9

Industrial Conglomerates
Other securities		6,102,125	0.1

Insurance
Selective Insurance Group Inc.	514,036	26,467,714	0.4
Other securities		214,315,848	2.7

		240,783,562	3.1

Interactive Media & Services
Other securities		25,916,055	0.3

Internet & Direct Marketing Retail
Other securities		20,854,737	0.3

IT Services
KBR Inc.	1,084,782	24,255,726	0.3
Other securities		46,974,068	0.6

		71,229,794	0.9

Leisure Products
Other securities		54,177,506	0.7

Life Sciences Tools & Services
Other securities		8,770,572	0.1

Machinery
Chart Industries Inc.(a)(b)	313,857	22,054,731	0.3
Rexnord Corp.	977,627	29,172,390	0.4
Other securities		283,513,431	3.6

		334,740,552	4.3

Marine
Other securities		21,237,912	0.3

Media
TEGNA Inc.	1,907,228	22,409,929	0.3
Other securities		58,274,471	0.7

		80,684,400	1.0

Metals & Mining
Cleveland-Cliffs Inc.(b)	3,430,855	22,026,089	0.3
Ferroglobe PLC(a)(c)	532,035	5	0.0
Hecla Mining Co.	4,537,395	23,049,967	0.3
Other securities		156,681,771	2.0

		201,757,832	2.6

Security	Shares	Value		% of Net Assets

Mortgage Real Estate Investment
Blackstone Mortgage Trust Inc., Class A	1,197,444	$26,307,845		0.3%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	598,093	25,281,391		0.3
Other securities		159,052,698		2.1

		210,641,934		2.7

Multi-Utilities
Black Hills Corp.	546,890	29,253,146		0.4
Other securities		46,400,358		0.6

		75,653,504		1.0

Multiline Retail
Other securities		31,930,056		0.4

Oil, Gas & Consumable Fuels
PetroCorp Inc. Escrow(a)(c)	19,086	0	(d)	0.0
Other securities		218,615,049		2.8

		218,615,049		2.8

Paper & Forest Products
Other securities		50,158,833		0.6

Personal Products
Other securities		21,791,394		0.3

Pharmaceuticals
Other securities		59,081,845		0.8

Professional Services
Other securities		73,970,569		1.0

Real Estate Management & Development
Other securities		64,264,804		0.8

Road & Rail
Other securities		27,314,070		0.3

Semiconductors & Semiconductor Equipment
Other securities		92,041,664		1.2

Software
Other securities		69,589,542		0.9

Specialty Retail
Aaron’s Inc.	511,195	28,959,197		0.4
Lithia Motors Inc., Class A(b)	99,134	22,596,604		0.3
Other securities		212,196,403		2.7

		263,752,204		3.4

Technology Hardware, Storage & Peripherals
Other securities		18,484,921		0.2

Textiles, Apparel & Luxury Goods
Other securities		58,382,578		0.7

Thrifts & Mortgage Finance
Essent Group Ltd.	957,101	35,422,308		0.5
Radian Group Inc.	1,658,168	24,225,834		0.3
Other securities		200,769,817		2.6

		260,417,959		3.4

Tobacco
Other securities		19,206,983		0.2

Trading Companies & Distributors
BMC Stock Holdings Inc.(a)(b)	584,606	25,038,675		0.3
Other securities		146,605,198		1.9

		171,643,873		2.2

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Water Utilities
Other securities		$12,490,698	0.2%

Wireless Telecommunication Services
Other securities		1,701,094	0.0

Total Common Stocks (Cost: $9,357,169,132)		7,744,925,726	99.7

Warrants

Oil, Gas & Consumable Fuels
Other securities		154,290	0.0

Total Warrants (Cost: $5,241,813)		154,290	0.0

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(e)(f)(g)	567,477,038	567,987,768	7.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	12,680,000	12,680,000	0.2

		580,667,768	7.5

Total Short-Term Investments (Cost: $580,225,276)		580,667,768	7.5

Total Investments In Securities (Cost: $9,942,636,221)		8,325,747,784	107.2

Other Assets, Less Liabilities		(561,661,802)	(7.2)

Net Assets		$7,764,085,982	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	50

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$490,106,990	$77,281,873	(a)	$—		$118,177	$480,728	$567,987,768	567,477,038	$5,829,479	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,790,000	—		(14,110,000	)(a)	—	—	12,680,000	12,680,000	12,216		—
PennyMac Financial Services Inc.(c)	2,060,453	12,279,184		(3,118,557)		959,348	(80,265)	N/A	N/A	65,992		—
PennyMac Mortgage Investment Trust(c)	10,531,174	2,158,360		(4,204,260)		315,844	8,266,644	N/A	N/A	595,812		—

						$1,393,369	$8,667,107	$580,667,768		$6,503,499		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	261	12/18/20	$19,632	$21,843

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$21,843

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$4,445,097

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(452,790)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$27,642,600

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,744,925,719	$—	$7	$7,744,925,726
Warrants	154,290	—	—	154,290
Money Market Funds	580,667,768	—	—	580,667,768

	$8,325,747,777	$—	$7	$8,325,747,784

Derivative financial instruments(a)
Assets
Futures Contracts	$21,843	$—	$—	$21,843

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	52

Statements of Assets and Liabilities (unaudited)

September 30, 2020

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$792,201,540	$3,055,577,219	$659,430,304	$23,165,988,159
Affiliated(c)	6,246,325	17,275,877	8,261,718	521,729,418
Cash	7,931	3,201	2,176	68,782
Cash pledged:
Futures contracts	85,000	316,000	85,000	2,518,000
Receivables:
Investments sold	—	3,430	—	—
Securities lending income — Affiliated	552	8,620	147	130,825
Variation margin on futures contracts	6,392	23,824	6,358	187,103
Dividends	437,256	1,058,123	561,729	16,795,344

Total assets	798,984,996	3,074,266,294	668,347,432	23,707,417,631

LIABILITIES
Collateral on securities loaned, at value	2,402,028	13,645,228	1,611,722	440,371,203
Payables:
Capital shares redeemed	—	—	46,094	69,460
Investment advisory fees	97,887	502,039	111,326	2,908,064

Total liabilities	2,499,915	14,147,267	1,769,142	443,348,727

NET ASSETS	$796,485,081	$3,060,119,027	$666,578,290	$23,264,068,904

NET ASSETS CONSIST OF:
Paid-in capital	$684,186,634	$2,027,768,125	$669,648,147	$18,901,981,385
Accumulated earnings (loss)	112,298,447	1,032,350,902	(3,069,857)	4,362,087,519

NET ASSETS	$796,485,081	$3,060,119,027	$666,578,290	$23,264,068,904

Shares outstanding	9,800,000	25,200,000	13,050,000	124,250,000

Net asset value	$81.27	$121.43	$51.08	$187.24

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$2,345,388	$13,422,720	$1,572,169	$432,503,354
(b) Investments, at cost — Unaffiliated	$674,217,975	$2,020,066,627	$630,256,907	$18,854,264,742
(c) Investments, at cost — Affiliated	$5,900,950	$17,275,877	$7,277,003	$509,306,538

See notes to financial statements.

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2020

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$58,198,163,706	$35,823,799,938	$38,549,314,185	$9,060,043,707
Affiliated(c)	1,295,265,156	706,862,494	5,228,052,206	1,680,114,543
Cash	91,553	4,245	1,940,006	30,166
Cash pledged:
Futures contracts	6,719,840	7,209,740	7,392,000	1,012,000
Receivables:
Investments sold	943	207	12,189,941	5,221,031
Securities lending income — Affiliated	381,194	132,401	5,040,377	1,769,243
Variation margin on futures contracts	461,147	524,902	—	—
Capital shares sold	126,497	—	2,281,160	1,397
Dividends	19,261,433	41,444,960	34,419,692	2,720,783

Total assets	59,520,471,469	36,579,978,887	43,840,629,567	10,750,912,870

LIABILITIES
Collateral on securities loaned, at value	1,224,904,750	451,396,808	5,167,427,396	1,668,563,369
Payables:
Investments purchased	—	—	32,190,730	4,648,696
Variation margin on futures contracts	—	—	24,688	20,372
Capital shares redeemed	264,868	448,037	8,143,323	1,743
Investment advisory fees	9,013,193	5,648,484	6,334,113	1,792,698

Total liabilities	1,234,182,811	457,493,329	5,214,120,250	1,675,026,878

NET ASSETS	$58,286,288,658	$36,122,485,558	$38,626,509,317	$9,075,885,992

NET ASSETS CONSIST OF:
Paid-in capital	$31,449,212,703	$38,186,161,236	$58,588,430,446	$9,836,352,602
Accumulated earnings (loss)	26,837,075,955	(2,063,675,678)	(19,961,921,129)	(760,466,610)

NET ASSETS	$58,286,288,658	$36,122,485,558	$38,626,509,317	$9,075,885,992

Shares outstanding	268,600,000	305,600,000	258,000,000	41,000,000

Net asset value	$217.00	$118.20	$149.72	$221.36

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,205,221,155	$442,982,284	$5,016,774,153	$1,623,787,133
(b) Investments, at cost — Unaffiliated	$34,236,723,390	$35,211,675,827	$52,034,078,241	$8,644,695,026
(c) Investments, at cost — Affiliated	$1,294,210,247	$653,691,982	$5,223,445,887	$1,678,800,283

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	54

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2020

iShares Russell 2000 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$7,745,080,016
Affiliated(c)	580,667,768
Cash	210,324
Cash pledged:
Futures contracts	1,811,000
Receivables:
Securities lending income — Affiliated	588,742
Dividends	11,944,409

Total assets	8,340,302,259

LIABILITIES
Collateral on securities loaned, at value	567,378,864
Payables:
Investments purchased	6,782,882
Variation margin on futures contracts	22,281
Capital shares redeemed	432,883
Investment advisory fees	1,599,367

Total liabilities	576,216,277

NET ASSETS	$7,764,085,982

NET ASSETS CONSIST OF:
Paid-in capital	$10,811,565,984
Accumulated loss	(3,047,480,002)

NET ASSETS	$7,764,085,982

Shares outstanding	78,150,000

Net asset value	$99.35

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$548,419,355
(b) Investments, at cost — Unaffiliated	$9,362,410,945
(c) Investments, at cost — Affiliated	$580,225,276

See notes to financial statements.

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2020

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,514,356	$13,293,167	$7,620,078	$189,920,149
Dividends — Affiliated	33,640	4,016	71,580	852,308
Interest — Unaffiliated	36	113	28	3,295
Securities lending income — Affiliated — net	6,721	38,780	5,879	1,622,350
Foreign taxes withheld	—	—	—	(6,244)

Total investment income	5,554,753	13,336,076	7,697,565	192,391,858

EXPENSES
Investment advisory fees	479,304	2,572,032	564,098	16,460,038
Miscellaneous	264	264	264	264

Total expenses	479,568	2,572,296	564,362	16,460,302

Net investment income	5,075,185	10,763,780	7,133,203	175,931,556

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,517,863)	(28,411,673)	(27,995,510)	(291,786,253)
Investments — Affiliated	(6)	2,116	17,928	94,159
In-kind redemptions — Unaffiliated	5,290,415	73,493,030	8,055,124	740,821,512
In-kind redemptions — Affiliated	20,393	—	112,385	1,563,627
Futures contracts	389,084	1,418,170	289,813	17,547,181

Net realized gain (loss)	(817,977)	46,501,643	(19,520,260)	468,240,226

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	157,753,409	811,949,291	92,669,812	5,291,851,613
Investments — Affiliated	406,244	(7,154)	823,482	11,105,411
Futures contracts	30,000	133,691	52,821	1,322,640

Net change in unrealized appreciation (depreciation)	158,189,653	812,075,828	93,546,115	5,304,279,664

Net realized and unrealized gain	157,371,676	858,577,471	74,025,855	5,772,519,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$162,446,861	$869,341,251	$81,159,058	$5,948,451,446

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	56

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$261,699,319	$457,530,836	$215,405,469	$25,136,390
Dividends — Affiliated	80,738	2,862,310	1,602,162	16,626
Interest — Unaffiliated	—	—	725	100
Securities lending income — Affiliated — net	3,615,549	2,115,863	37,454,817	10,505,903
Foreign taxes withheld	—	(21,449)	(336,281)	(21,172)

Total investment income	265,395,606	462,487,560	254,126,892	35,637,847

EXPENSES
Investment advisory fees	51,423,422	32,988,503	36,174,505	10,283,756
Miscellaneous	264	264	264	264

Total expenses	51,423,686	32,988,767	36,174,769	10,284,020

Net investment income	213,971,920	429,498,793	217,952,123	25,353,827

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(388,024,169)	(1,446,044,092)	(2,668,448,984)	(414,405,426)
Investments — Affiliated	366,362	1,212,742	321,773	287,504
In-kind redemptions — Unaffiliated	4,470,155,372	684,404,010	1,976,962,737	268,838,137
In-kind redemptions — Affiliated	—	6,579,382	8,455,908	24,794
Futures contracts	34,276,357	26,371,754	21,486,152	659,639

Net realized gain (loss)	4,116,773,922	(727,476,204)	(661,222,414)	(144,595,352)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	14,674,735,571	6,442,623,097	9,590,619,881	2,779,825,709
Investments — Affiliated	1,214,178	37,252,430	28,635,377	1,442,904
Futures contracts	1,509,204	3,933,673	(11,364,547)	507,980

Net change in unrealized appreciation (depreciation)	14,677,458,953	6,483,809,200	9,607,890,711	2,781,776,593

Net realized and unrealized gain	18,794,232,875	5,756,332,996	8,946,668,297	2,637,181,241

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,008,204,795	$6,185,831,789	$9,164,620,420	$2,662,535,068

See notes to financial statements.

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2020

iShares Russell 2000 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$72,430,496
Dividends — Affiliated	674,020
Securities lending income — Affiliated — net	5,829,479
Foreign taxes withheld	(122,532)

Total investment income	78,811,463

EXPENSES
Investment advisory fees	9,196,686
Miscellaneous	264

Total expenses	9,196,950

Net investment income	69,614,513

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(685,702,190)
Investments — Affiliated	(68,369)
In-kind redemptions — Unaffiliated	202,663,117
In-kind redemptions — Affiliated	1,461,738
Futures contracts	4,445,097

Net realized loss	(477,200,607)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,783,890,133
Investments — Affiliated	8,667,107
Futures contracts	(452,790)

Net change in unrealized appreciation (depreciation)	1,792,104,450

Net realized and unrealized gain	1,314,903,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,384,518,356

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	58

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,075,185	$5,157,493	$10,763,780	$18,168,837
Net realized gain (loss)	(817,977)	10,806,141	46,501,643	70,767,290
Net change in unrealized appreciation (depreciation)	158,189,653	(50,981,650)	812,075,828	(60,660,690)

Net increase (decrease) in net assets resulting from operations	162,446,861	(35,018,016)	869,341,251	28,275,437

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,143,447)	(5,858,711)	(10,868,035)	(18,561,859)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	269,938,200	196,738,386	523,042,766	291,403,519

NET ASSETS
Total increase in net assets	427,241,614	155,861,659	1,381,515,982	301,117,097
Beginning of period	369,243,467	213,381,808	1,678,603,045	1,377,485,948

End of period	$796,485,081	$369,243,467	$3,060,119,027	$1,678,603,045

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,133,203	$11,927,303	$175,931,556	$369,169,608
Net realized gain (loss)	(19,520,260)	27,016,651	468,240,226	1,374,012,783
Net change in unrealized appreciation (depreciation)	93,546,115	(97,957,142)	5,304,279,664	(3,252,363,490)

Net increase (decrease) in net assets resulting from operations	81,159,058	(59,013,188)	5,948,451,446	(1,509,181,099)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,226,727)	(13,337,365)	(171,359,083)	(396,717,095)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	202,920,042	36,245,331	(437,919,805)	517,889,894

NET ASSETS
Total increase (decrease) in net assets	276,852,373	(36,105,222)	5,339,172,558	(1,388,008,300)
Beginning of period	389,725,917	425,831,139	17,924,896,346	19,312,904,646

End of period	$666,578,290	$389,725,917	$23,264,068,904	$17,924,896,346

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	60

Statements of Changes in Net Assets (continued)

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$213,971,920	$484,501,138	$429,498,793	$962,915,758
Net realized gain (loss)	4,116,773,922	3,157,628,079	(727,476,204)	1,769,321,662
Net change in unrealized appreciation (depreciation)	14,677,458,953	(3,188,718,582)	6,483,809,200	(8,892,951,278)

Net increase (decrease) in net assets resulting from operations	19,008,204,795	453,410,635	6,185,831,789	(6,160,713,858)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(219,465,943)	(489,416,037)	(431,675,048)	(1,068,613,061)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,336,795,471)	141,020,775	(807,461,966)	527,568,153

NET ASSETS
Total increase (decrease) in net assets	15,451,943,381	105,015,373	4,946,694,775	(6,701,758,766)
Beginning of period	42,834,345,277	42,729,329,904	31,175,790,783	37,877,549,549

End of period	$58,286,288,658	$42,834,345,277	$36,122,485,558	$31,175,790,783

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$217,952,123	$508,924,027	$25,353,827	$60,145,900
Net realized gain (loss)	(661,222,414)	2,826,521,941	(144,595,352)	266,389,795
Net change in unrealized appreciation (depreciation)	9,607,890,711	(13,065,609,539)	2,781,776,593	(1,943,387,249)

Net increase (decrease) in net assets resulting from operations	9,164,620,420	(9,730,163,571)	2,662,535,068	(1,616,851,554)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(259,672,523)	(601,223,892)	(26,630,771)	(69,128,809)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,881,111,448)	(240,663,123)	(496,913,711)	(548,690,029)

NET ASSETS
Total increase (decrease) in net assets	6,023,836,449	(10,572,050,586)	2,138,990,586	(2,234,670,392)
Beginning of period	32,602,672,868	43,174,723,454	6,936,895,406	9,171,565,798

End of period	$38,626,509,317	$32,602,672,868	$9,075,885,992	$6,936,895,406

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	62

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 Value ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$69,614,513	$156,751,908
Net realized gain (loss)	(477,200,607)	79,941,039
Net change in unrealized appreciation (depreciation)	1,792,104,450	(2,798,837,303)

Net increase (decrease) in net assets resulting from operations	1,384,518,356	(2,562,144,356)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(78,929,344)	(183,585,915)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(149,035,629)	245,323,995

NET ASSETS
Total increase (decrease) in net assets	1,156,553,383	(2,500,406,276)
Beginning of period	6,607,532,599	9,107,938,875

End of period	$7,764,085,982	$6,607,532,599

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$61.54		$65.66	$60.63	$53.88	$46.83	$46.70

Net investment income(a)	0.60		1.28	1.21	1.08	1.00	0.96
Net realized and unrealized gain (loss)(b)	19.70		(3.94)	4.97	6.71	7.06	0.14

Net increase (decrease) from investment operations	20.30		(2.66)	6.18	7.79	8.06	1.10

Distributions(c)
From net investment income		(0.57)	(1.46)	(1.15)	(1.04)	(1.01)	(0.97)

Total distributions		(0.57)	(1.46)	(1.15)	(1.04)	(1.01)	(0.97)

Net asset value, end of period	$81.27		$61.54	$65.66	$60.63	$53.88	$46.83

Total Return
Based on net asset value	33.07	%(d)	(4.24)%	10.27%	14.55%	17.38%	2.40%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.59	%(e)	1.82%	1.91%	1.84%	2.01%	2.06%

Supplemental Data
Net assets, end of period (000)	$796,485		$369,243	$213,382	$136,411	$102,364	$88,979

Portfolio turnover rate(f)	4	%(d)	5%	5%	5%	7%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	64

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$84.14		$82.24	$73.61	$61.44	$53.74	$51.75

Net investment income(a)	0.45		1.04	1.00	0.92	0.86	0.83
Net realized and unrealized gain(b)	37.28		1.90	8.60	12.18	7.69	2.00

Net increase from investment operations	37.73		2.94	9.60	13.10	8.55	2.83

Distributions(c)
From net investment income		(0.44)	(1.04)	(0.97)	(0.93)	(0.85)	(0.84)

Total distributions		(0.44)	(1.04)	(0.97)	(0.93)	(0.85)	(0.84)

Net asset value, end of period	$121.43		$84.14	$82.24	$73.61	$61.44	$53.74

Total Return
Based on net asset value	44.90	%(d)	3.55%	13.11%	21.43%	16.06%	5.52%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.84	%(e)	1.16%	1.27%	1.33%	1.52%	1.59%

Supplemental Data
Net assets, end of period (000)	$3,060,119		$1,678,603	$1,377,486	$978,981	$847,921	$631,482

Portfolio turnover rate(f)	12	%(d)	20%	15%	11%	15%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

65	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$44.04		$52.57	$50.39	$48.20	$41.57	$43.14

Net investment income(a)	0.63		1.40	1.31	1.17	1.10	1.04
Net realized and unrealized gain (loss)(b)	7.02		(8.38)	2.13	2.15	6.59	(1.44)

Net increase (decrease) from investment operations	7.65		(6.98)	3.44	3.32	7.69	(0.40)

Distributions(c)
From net investment income		(0.61)	(1.55)	(1.26)	(1.13)	(1.06)	(1.17)

Total distributions		(0.61)	(1.55)	(1.26)	(1.13)	(1.06)	(1.17)

Net asset value, end of period	$51.08		$44.04	$52.57	$50.39	$48.20	$41.57

Total Return
Based on net asset value	17.40	%(d)	(13.72)%	6.92%	6.93%	18.68%	(0.91)%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.53	%(e)	2.56%	2.54%	2.33%	2.44%	2.47%

Supplemental Data
Net assets, end of period (000)	$666,578		$389,726	$425,831	$284,724	$226,520	$170,437

Portfolio turnover rate(f)	20	%(d)	17%	14%	13%	14%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	66

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$141.59		$157.27	$146.79		$131.25	$114.08	$115.94

Net investment income(a)	1.39		2.96	2.74		2.50	2.30	2.22
Net realized and unrealized gain (loss)(b)	45.63		(15.46)	10.60		15.54	17.21	(1.78)

Net increase (decrease) from investment operations	47.02		(12.50)	13.34		18.04	19.51	0.44

Distributions(c)
From net investment income		(1.37)	(3.18)	(2.86)		(2.50)	(2.34)	(2.30)

Total distributions		(1.37)	(3.18)	(2.86)		(2.50)	(2.34)	(2.30)

Net asset value, end of period	$187.24		$141.59	$157.27		$146.79	$131.25	$114.08

Total Return
Based on net asset value	33.27	%(d)	(8.15)%	9.18	%(e)	13.83%	17.27%	0.41%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%		0.15%	0.15%	0.15%

Net investment income	1.60	%(f)	1.78%	1.80%		1.77%	1.89%	1.96%

Supplemental Data
Net assets, end of period (000)	$23,264,069		$17,924,896	$19,312,905		$19,353,884	$17,502,746	$14,801,765

Portfolio turnover rate(g)	3	%(d)	5%	6%		4%	4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$150.69		$151.33	$136.02	$113.76	$99.82	$98.94

Net investment income(a)	0.76		1.72	1.69	1.55	1.44	1.41
Net realized and unrealized gain (loss)(b)	66.35		(0.62)	15.31	22.26	13.97	0.87

Net increase from investment operations	67.11		1.10	17.00	23.81	15.41	2.28

Distributions(c)
From net investment income		(0.80)	(1.74)	(1.69)	(1.55)	(1.47)	(1.40)

Total distributions		(0.80)	(1.74)	(1.69)	(1.55)	(1.47)	(1.40)

Net asset value, end of period	$217.00		$150.69	$151.33	$136.02	$113.76	$99.82

Total Return
Based on net asset value	44.58	%(d)	0.68%	12.57%	21.02%	15.56%	2.34%

Ratios to Average Net Assets
Total expenses	0.19	%(e)	0.19%	0.19%	0.20%	0.20%	0.20%

Net investment income	0.79	%(e)	1.05%	1.17%	1.21%	1.38%	1.44%

Supplemental Data
Net assets, end of period (000)	$58,286,289		$42,834,345	$42,729,330	$39,975,377	$34,304,520	$29,677,347

Portfolio turnover rate(f)	14	%(d)	18%	12%	13%	14%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	68

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$99.22		$123.48	$119.95		$114.90	$98.82	$103.08

Net investment income(a)	1.41		3.14	2.86		2.67	2.49	2.34
Net realized and unrealized gain (loss)(b)	18.99		(23.93)	3.67		5.08	16.08	(4.08)

Net increase (decrease) from investment operations	20.40		(20.79)	6.53		7.75	18.57	(1.74)

Distributions(c)
From net investment income		(1.42)	(3.47)	(3.00)		(2.70)	(2.49)	(2.52)

Total distributions		(1.42)	(3.47)	(3.00)		(2.70)	(2.49)	(2.52)

Net asset value, end of period	$118.20		$99.22	$123.48		$119.95	$114.90	$98.82

Total Return
Based on net asset value	20.61	%(d)	(17.30)%	5.53	%(e)	6.78%	18.96%	(1.66)%

Ratios to Average Net Assets
Total expenses	0.19	%(f)	0.19%	0.19%		0.20%	0.20%	0.20%

Net investment income	2.47	%(f)	2.46%	2.36%		2.23%	2.32%	2.36%

Supplemental Data
Net assets, end of period (000)	$36,122,486		$31,175,791	$37,877,550		$36,217,697	$36,504,958	$26,330,160

Portfolio turnover rate(g)	18	%(d)	16%	17%		15%	13%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$114.62		$153.10	$151.96	$137.69	$110.74	$124.39

Net investment income(a)	0.83		1.83	1.89	1.79	1.78	1.66
Net realized and unrealized gain (loss)(b)	35.30		(38.22)	1.18	14.38	27.08	(13.63)

Net increase (decrease) from investment operations	36.13		(36.39)	3.07	16.17	28.86	(11.97)

Distributions(c)
From net investment income		(1.03)	(2.09)	(1.93)	(1.90)	(1.91)	(1.68)

Total distributions		(1.03)	(2.09)	(1.93)	(1.90)	(1.91)	(1.68)

Net asset value, end of period	$149.72		$114.62	$153.10	$151.96	$137.69	$110.74

Total Return
Based on net asset value	31.56	%(d)	(24.04)%	2.01%	11.80%	26.25%	(9.67)%

Ratios to Average Net Assets
Total expenses	0.19	%(e)	0.19%	0.19%	0.20%	0.20%	0.20%

Net investment income	1.17	%(e)	1.19%	1.21%	1.23%	1.42%	1.43%

Supplemental Data
Net assets, end of period (000)	$38,626,509		$32,602,673	$43,174,723	$41,918,598	$38,092,960	$25,343,887

Portfolio turnover rate(f)	16	%(d)	18%	22%	16%	15%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	70

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$158.74		$196.60	$190.63	$161.84	$132.79	$151.62

Net investment income(a)	0.61		1.32	1.21	1.23	1.42	1.17
Net realized and unrealized gain (loss)(b)	62.66		(37.65)	6.04	28.91	29.18	(18.80)

Net increase (decrease) from investment operations	63.27		(36.33)	7.25	30.14	30.60	(17.63)

Distributions(c)
From net investment income		(0.65)	(1.53)	(1.28)	(1.35)	(1.55)	(1.20)

Total distributions		(0.65)	(1.53)	(1.28)	(1.35)	(1.55)	(1.20)

Net asset value, end of period	$221.36		$158.74	$196.60	$190.63	$161.84	$132.79

Total Return
Based on net asset value	39.89	%(d)	(18.61)%	3.81%	18.68%	23.16%	(11.67)%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.24%	0.25%

Net investment income	0.60	%(e)	0.66%	0.61%	0.70%	0.96%	0.82%

Supplemental Data
Net assets, end of period (000)	$9,075,886		$6,936,895	$9,171,566	$9,207,286	$7,630,839	$5,942,311

Portfolio turnover rate(f)	31	%(d)	33%	35%	26%	28%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

71	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$82.34		$119.84	$122.00	$118.27	$93.28	$103.22

Net investment income(a)	0.89		2.07	2.18	2.03	1.92	1.89
Net realized and unrealized gain (loss)(b)	17.13		(37.17)	(2.10)	3.93	25.16	(9.88)

Net increase (decrease) from investment operations	18.02		(35.10)	0.08	5.96	27.08	(7.99)

Distributions(c)
From net investment income		(1.01)	(2.40)	(2.24)	(2.23)	(2.09)	(1.95)

Total distributions		(1.01)	(2.40)	(2.24)	(2.23)	(2.09)	(1.95)

Net asset value, end of period	$99.35		$82.34	$119.84	$122.00	$118.27	$93.28

Total Return
Based on net asset value	21.93	%(d)	(29.79)%	0.03%	5.06%	29.25%	(7.76)%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.24%	0.25%

Net investment income	1.85	%(e)	1.74%	1.73%	1.67%	1.79%	1.98%

Supplemental Data
Net assets, end of period (000)	$7,764,086		$6,607,533	$9,107,939	$8,838,621	$8,787,608	$5,788,063

Portfolio turnover rate(f)	27	%(d)	25%	26%	23%	24%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	72

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using

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Notes to Financial Statements (unaudited) (continued)

various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

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Notes to Financial Statements (unaudited) (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Net Amount

Russell Top 200
Citigroup Global Markets Inc.	$1,891,500	$1,891,500	$—	$—
UBS AG	453,888	453,888	—	—

	$2,345,388	$2,345,388	$—	$—

Russell Top 200 Growth
Citigroup Global Markets Inc.	$13,397,122	$13,397,122	$—	$—
UBS AG	25,598	25,598	—	—

	$13,422,720	$13,422,720	$—	$—

Russell Top 200 Value
JPMorgan Securities LLC	$191,702	$191,702	$—	$—
UBS AG	614,975	614,975	—	—
Virtu Americas LLC	765,492	765,492	—	—

	$1,572,169	$1,572,169	$—	$—

Russell 1000
Barclays Bank PLC	$36,655,046	$36,655,046	$—	$—
Barclays Capital Inc.	2,569,880	2,569,880	—	—
BNP Paribas Prime Brokerage International Ltd.	53,786,352	53,786,352	—	—
BofA Securities, Inc.	103,661,291	103,661,291	—	—
Citigroup Global Markets Inc.	31,035,747	31,035,747	—	—
Credit Suisse Securities (USA) LLC	4,261,280	4,261,280	—	—
Deutsche Bank Securities Inc.	269,011	269,011	—	—
Goldman Sachs & Co.	20,478,725	20,478,725	—	—
HSBC Bank PLC	6,256,782	6,256,782	—	—
ING Financial Markets LLC	17,384	17,384	—	—
Jefferies LLC	2,661,375	2,661,375	—	—
JPMorgan Securities LLC	30,625,958	30,625,958	—	—
Morgan Stanley & Co. LLC	57,768,793	57,768,793	—	—
National Financial Services LLC	9,767,058	9,767,058	—	—
Nomura Securities International Inc.	6,294,702	6,294,702	—	—
RBC Capital Markets LLC	1,136,200	1,136,200	—	—
Scotia Capital (USA) Inc.	284,492	284,492	—	—
SG Americas Securities LLC	1,882,983	1,882,983	—	—
State Street Bank & Trust Company	12,587,081	12,587,081	—	—
TD Prime Services LLC	7,182,878	7,182,878	—	—
UBS AG	16,480,203	16,480,203	—	—
UBS Securities LLC	4,914,215	4,914,215	—	—
Virtu Americas LLC	3,035,209	3,035,209	—	—
Wells Fargo Bank, National Association	11,673,689	11,673,689	—	—
Wells Fargo Securities LLC	7,217,020	7,217,020	—	—

	$432,503,354	$432,503,354	$—	$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Net Amount

Russell 1000 Growth
Barclays Bank PLC	$52,258,860	$52,258,860	$—	$—
Barclays Capital Inc.	13,837,379	13,837,379	—	—
BNP Paribas Prime Brokerage International Ltd.	41,980,884	41,980,884	—	—
BNP Paribas Securities Corp.	8,165,920	8,165,920	—	—
BofA Securities, Inc.	135,714,835	135,602,414	—	(112,421	)(b)
Citadel Clearing LLC	1,197,690	1,197,690	—	—
Citigroup Global Markets Inc.	363,242,439	363,242,439	—	—
Credit Suisse Securities (USA) LLC	2,320,979	2,320,979	—	—
Deutsche Bank Securities Inc.	96,984	96,984	—	—
Goldman Sachs & Co.	42,788,877	42,788,877	—	—
HSBC Bank PLC	478,891	478,891	—	—
Jefferies LLC	496,257	496,257	—	—
JPMorgan Securities LLC	180,972,360	180,972,360	—	—
Mizuho Securities USA Inc.	802,315	799,077	—	(3,238	)(b)
Morgan Stanley & Co. LLC	111,944,360	111,944,360	—	—
National Financial Services LLC	8,476,149	8,476,149	—	—
Nomura Securities International Inc.	49,871	49,734	—	(137	)(b)
RBC Capital Markets LLC	778,612	778,612	—	—
Scotia Capital (USA) Inc.	2,059,094	2,059,094	—	—
SG Americas Securities LLC	24,749,817	24,749,817	—	—
State Street Bank & Trust Company	13,777,429	13,777,429	—	—
TD Prime Services LLC	33,183,478	33,183,478	—	—
UBS AG	120,550,453	120,550,453	—	—
UBS Securities LLC	13,234,302	13,234,302	—	—
Virtu Americas LLC	3,224,712	3,224,712	—	—
Wells Fargo Bank, National Association	28,782,228	28,782,228	—	—
Wells Fargo Securities LLC	55,980	55,980	—	—

	$1,205,221,155	$1,205,105,359	$—	$(115,796)

Russell 1000 Value
Barclays Bank PLC	$32,793,193	$32,793,193	$—	$—
Barclays Capital Inc.	1,160,083	1,160,083	—	—
BNP Paribas Prime Brokerage International Ltd.	36,675,324	36,675,324	—	—
BNP Paribas Securities Corp.	8,907,611	8,907,611	—	—
BofA Securities, Inc.	36,701,857	36,701,857	—	—
Citigroup Global Markets Inc.	55,732,354	55,732,354	—	—
Credit Suisse Securities (USA) LLC	1,885,059	1,885,059	—	—
Deutsche Bank Securities Inc.	30,909	30,909	—	—
Goldman Sachs & Co.	19,113,868	19,113,868	—	—
HSBC Bank PLC	11,576,445	11,576,445	—	—
ING Financial Markets LLC	5,907	5,907	—	—
Jefferies LLC	3,994,145	3,994,145	—	—
JPMorgan Securities LLC	101,941,835	101,941,835	—	—
Morgan Stanley & Co. LLC	15,608,270	15,608,270	—	—
National Financial Services LLC	7,594,553	7,594,553	—	—
Natixis Securities Americas LLC	916,517	916,517	—	—
Nomura Securities International Inc.	2,146,428	2,146,428	—	—
RBC Capital Markets LLC	381,285	381,285	—	—
Scotia Capital (USA) Inc.	671,850	671,850	—	—
SG Americas Securities LLC	13,963,569	13,963,569	—	—
State Street Bank & Trust Company	808,810	808,810	—	—
TD Prime Services LLC	7,651,846	7,651,846	—	—
UBS AG	18,420,889	18,420,889	—	—
UBS Securities LLC	3,247,966	3,247,966	—	—
Virtu Americas LLC	1,693,902	1,693,902	—	—
Wells Fargo Bank, National Association	45,004,260	45,004,260	—	—
Wells Fargo Securities LLC	14,353,549	14,353,549	—	—

	$442,982,284	$442,982,284	$—	$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Net Amount

Russell 2000
Barclays Bank PLC	$211,995,926	$211,995,926	$—	$—
Barclays Capital Inc.	105,882,869	105,882,869	—	—
BMO Capital Markets	203,884	203,884	—	—
BNP Paribas Prime Brokerage International Ltd.	344,866,523	344,866,523	—	—
BNP Paribas Securities Corp.	18,577,462	18,577,462	—	—
BofA Securities, Inc.	277,175,322	277,175,322	—	—
Citadel Clearing LLC	12,683,795	12,681,175	—	(2,620	)(b)
Citigroup Global Markets Inc.	350,797,185	350,797,185	—	—
Credit Suisse Securities (USA) LLC	90,997,012	90,997,012	—	—
Deutsche Bank Securities Inc.	22,174,877	22,174,877	—	—
Goldman Sachs & Co.	497,980,489	497,980,489	—	—
HSBC Bank PLC	43,179,024	43,179,024	—	—
Jefferies LLC	20,694,360	20,694,360	—	—
JPMorgan Securities LLC	1,189,460,355	1,189,460,355	—	—
Mizuho Securities USA Inc.	5,806,345	5,806,345	—	—
Morgan Stanley & Co. LLC	1,050,342,960	1,050,342,960	—	—
National Financial Services LLC	270,869,106	270,869,106	—	—
Natixis Securities Americas LLC	4,616,576	4,576,469	—	(40,107	)(b)
Nomura Securities International Inc.	1,754,095	1,754,095	—	—
RBC Capital Markets LLC	1,168,225	1,168,225	—	—
Scotia Capital (USA) Inc.	7,337,176	7,337,176	—	—
SG Americas Securities LLC	36,021,219	36,021,219	—	—
State Street Bank & Trust Company	40,988,644	40,988,644	—	—
TD Prime Services LLC	68,104,106	68,104,106	—	—
UBS AG	141,381,582	141,381,582	—	—
UBS Securities LLC	67,365,743	67,365,743	—	—
Virtu Americas LLC	4,137,739	4,137,739	—	—
Wells Fargo Securities LLC	130,211,554	130,211,554	—	—

	$5,016,774,153	$5,016,731,426	$—	$(42,727)

Russell 2000 Growth
Barclays Bank PLC	$62,369,209	$62,369,209	$—	$—
Barclays Capital Inc.	32,724,232	32,724,232	—	—
BNP Paribas Prime Brokerage International Ltd.	183,290,736	183,290,736	—	—
BNP Paribas Securities Corp.	2,209,119	2,209,119	—	—
BofA Securities, Inc.	45,500,701	45,500,701	—	—
Citadel Clearing LLC	1,151,505	1,151,505	—	—
Citigroup Global Markets Inc.	121,995,916	121,995,916	—	—
Credit Suisse Securities (USA) LLC	44,602,967	44,602,967	—	—
Deutsche Bank Securities Inc.	9,501,681	9,501,681	—	—
Goldman Sachs & Co.	174,425,452	174,425,452	—	—
HSBC Bank PLC	16,723,362	16,723,362	—	—
ING Financial Markets LLC	404,388	400,648	—	(3,740	)(b)
Jefferies LLC	11,921,501	11,921,501	—	—
JPMorgan Securities LLC	401,953,961	401,953,961	—	—
Mizuho Securities USA Inc.	3,130,452	3,130,452	—	—
Morgan Stanley & Co. LLC	262,442,314	262,442,314	—	—
National Financial Services LLC	73,988,913	73,988,913	—	—
Natixis Securities Americas LLC	597,467	597,467	—	—
Nomura Securities International Inc.	69,386	69,386	—	—
RBC Capital Markets LLC	289,748	289,748	—	—
Scotia Capital (USA) Inc.	730,810	730,810	—	—
SG Americas Securities LLC	5,135,166	5,135,166	—	—
State Street Bank & Trust Company	7,935,210	7,935,210	—	—
TD Prime Services LLC	13,089,209	13,089,209	—	—
UBS AG	47,008,898	47,008,898	—	—
UBS Securities LLC	18,711,831	18,711,831	—	—
Virtu Americas LLC	1,259,118	1,259,118	—	—
Wells Fargo Securities LLC	80,623,881	80,623,881	—	—

	$1,623,787,133	$1,623,783,393	$—	$(3,740)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Net Amount

Russell 2000 Value
Barclays Bank PLC	$43,738,641	$43,738,641	$—	$—
Barclays Capital Inc.	8,726,257	8,726,257	—	—
BNP Paribas Prime Brokerage International Ltd.	25,071,106	25,071,106	—	—
BNP Paribas Securities Corp.	3,259,279	3,259,279	—	—
BofA Securities, Inc.	45,300,772	45,300,772	—	—
Citigroup Global Markets Inc.	42,895,778	42,895,778	—	—
Credit Suisse Securities (USA) LLC	12,387,886	12,387,886	—	—
Deutsche Bank Securities Inc.	2,606,817	2,606,817	—	—
Goldman Sachs & Co.	76,350,948	76,350,948	—	—
HSBC Bank PLC	1,379,247	1,379,247	—	—
ING Financial Markets LLC	375,342	375,342	—	—
Jefferies LLC	453,687	453,687	—	—
JPMorgan Securities LLC	130,640,071	130,640,071	—	—
Mizuho Securities USA Inc.	16,982	16,293	—	(689	)(b)
Morgan Stanley & Co. LLC	48,076,628	48,076,628	—	—
National Financial Services LLC	24,322,766	24,322,766	—	—
Natixis Securities Americas LLC	401,511	401,511	—	—
Nomura Securities International Inc.	131,976	131,976	—	—
RBC Capital Markets LLC	634,848	634,848	—	—
Scotia Capital (USA) Inc.	2,116,943	2,116,943	—	—
SG Americas Securities LLC	1,952,281	1,952,281	—	—
State Street Bank & Trust Company	8,083,072	8,083,072	—	—
TD Prime Services LLC	5,722,411	5,722,411	—	—
UBS AG	34,265,981	33,855,677	—	(410,304	)(b)
UBS Securities LLC	14,641,650	14,641,650	—	—
Virtu Americas LLC	34,200	34,200	—	—
Wells Fargo Securities LLC	14,832,275	14,832,275	—	—

	$548,419,355	$548,008,362	$—	$(410,993)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

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Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.2000%
Over $46 billion, up to and including $81 billion	0.1900
Over $81 billion, up to and including $111 billion	0.1805
Over $111 billion, up to and including $141 billion	0.1715
Over $141 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.2500%
Over $46 billion, up to and including $81 billion	0.2375
Over $81 billion, up to and including $111 billion	0.2257
Over $111 billion, up to and including $141 billion	0.2144
Over $141 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the

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Notes to Financial Statements (unaudited) (continued)

"collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Russell Top 200	$2,563
Russell Top 200 Growth	16,093
Russell Top 200 Value	2,152
Russell 1000	635,956
Russell 1000 Growth	1,430,523
Russell 1000 Value	809,746
Russell 2000	13,473,792
Russell 2000 Growth	3,805,765
Russell 2000 Value	2,060,125

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Russell Top 200	$16,596,433	$14,591,884	$(3,998,227)
Russell Top 200 Growth	135,109,513	185,029,531	(13,884,951)
Russell Top 200 Value	93,046,869	38,278,415	(5,587,865)
Russell 1000	216,634,931	228,999,719	(130,588,442)
Russell 1000 Growth	3,094,080,710	4,467,999,430	(92,451,877)
Russell 1000 Value	5,298,055,907	1,797,142,890	(245,570,644)
Russell 2000	809,769,814	1,908,684,127	72,024,808
Russell 2000 Growth	819,151,252	1,506,463,508	(374,049,534)
Russell 2000 Value	758,631,777	1,180,551,296	(59,798,117)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales

Russell Top 200	$26,530,942	$25,783,046
Russell Top 200 Growth	299,586,057	297,386,740
Russell Top 200 Value	111,761,927	110,669,383
Russell 1000	727,281,654	694,496,442
Russell 1000 Growth	7,530,067,602	7,498,090,675
Russell 1000 Value	6,377,217,744	6,324,410,768
Russell 2000	5,956,395,627	5,962,728,109
Russell 2000 Growth	2,636,835,996	2,635,961,238
Russell 2000 Value	2,097,981,528	2,050,642,989

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Russell Top 200	$286,933,959	$17,948,453
Russell Top 200 Growth	648,751,469	127,036,632
Russell Top 200 Value	233,701,211	32,158,370
Russell 1000	1,460,361,973	1,890,930,928
Russell 1000 Growth	4,151,899,502	7,472,952,458
Russell 1000 Value	2,658,234,723	3,456,466,746
Russell 2000	40,141,205,773	42,894,246,900
Russell 2000 Growth	962,889,040	1,455,637,027
Russell 2000 Value	1,043,127,786	1,182,350,447

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Russell Top 200	$2,277,125
Russell Top 200 Growth	33,831,940
Russell Top 200 Value	1,355,111
Russell 1000	122,396,042
Russell 1000 Growth	706,979,434
Russell 1000 Value	453,749,616
Russell 2000	5,130,624,101
Russell 2000 Growth	891,849,139
Russell 2000 Value	480,512,762

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements (unaudited) (continued)

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Russell Top 200	$681,686,202	$146,470,804	$(29,701,536)	$116,769,268
Russell Top 200 Growth	2,041,238,566	1,039,146,111	(7,517,615)	1,031,628,496
Russell Top 200 Value	641,750,783	70,772,427	(44,831,235)	25,941,192
Russell 1000	19,523,181,193	6,415,673,743	(2,250,863,531)	4,164,810,212
Russell 1000 Growth	35,735,686,175	24,222,427,236	(464,136,984)	23,758,290,252
Russell 1000 Value	36,453,392,829	5,082,428,873	(5,004,642,516)	77,786,357
Russell 2000	57,560,888,042	2,092,049,660	(15,874,614,857)	(13,782,565,197)
Russell 2000 Growth	10,426,233,075	1,546,121,089	(1,232,179,147)	313,941,942
Russell 2000 Value	10,108,670,181	699,863,016	(2,482,763,570)	(1,782,900,554)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While

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Notes to Financial Statements (unaudited) (continued)

offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20

iShares ETF	Shares	Amount	Shares	Amount

Russell Top 200
Shares sold	4,050,000	$287,919,682	3,650,000	$254,319,339
Shares redeemed	(250,000)	(17,981,482)	(900,000)	(57,580,953)

Net increase	3,800,000	$269,938,200	2,750,000	$196,738,386

Russell Top 200 Growth
Shares sold	6,400,000	$650,393,266	6,050,000	$539,207,875
Shares redeemed	(1,150,000)	(127,350,500)	(2,850,000)	(247,804,356)

Net increase	5,250,000	$523,042,766	3,200,000	$291,403,519

Russell Top 200 Value
Shares sold	4,850,000	$235,334,023	3,250,000	$172,543,958
Shares redeemed	(650,000)	(32,413,981)	(2,500,000)	(136,298,627)

Net increase	4,200,000	$202,920,042	750,000	$36,245,331

Russell 1000
Shares sold	8,750,000	$1,465,848,477	30,800,000	$5,016,412,652
Shares redeemed	(11,100,000)	(1,903,768,282)	(27,000,000)	(4,498,522,758)

Net increase (decrease)	(2,350,000)	$(437,919,805)	3,800,000	$517,889,894

Russell 1000 Growth
Shares sold	22,600,000	$4,164,451,604	54,800,000	$8,714,895,410
Shares redeemed	(38,250,000)	(7,501,247,075)	(52,900,000)	(8,573,874,635)

Net increase (decrease)	(15,650,000)	$(3,336,795,471)	1,900,000	$141,020,775

Russell 1000 Value
Shares sold	22,700,000	$2,669,444,872	87,050,000	$10,568,414,563
Shares redeemed	(31,300,000)	(3,476,906,838)	(79,600,000)	(10,040,846,410)

Net increase (decrease)	(8,600,000)	$(807,461,966)	7,450,000	$527,568,153

Russell 2000
Shares sold	301,300,000	$41,738,518,616	428,150,000	$63,174,663,583
Shares redeemed	(327,750,000)	(44,619,630,064)	(425,700,000)	(63,415,326,706)

Net increase (decrease)	(26,450,000)	$(2,881,111,448)	2,450,000	$(240,663,123)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/20		Year Ended 03/31/20

iShares ETF	Shares	Amount	Shares	Amount

Russell 2000 Growth
Shares sold	4,900,000	$973,389,702	13,300,000	$2,645,575,980
Shares redeemed	(7,600,000)	(1,470,303,413)	(16,250,000)	(3,194,266,009)

Net decrease	(2,700,000)	$(496,913,711)	(2,950,000)	$(548,690,029)

Russell 2000 Value
Shares sold	11,350,000	$1,121,651,945	27,050,000	$2,982,646,088
Shares redeemed	(13,450,000)	(1,270,687,574)	(22,800,000)	(2,737,322,093)

Net increase (decrease)	(2,100,000)	$(149,035,629)	4,250,000	$245,323,995

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 1000 ETF and iShares Russell 1000 Value ETF received proceeds of $750,618 and $4,187,372, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Russell Top 200 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFAprovided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 1000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with

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independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 1000 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent

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counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 2000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

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extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

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relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 1000 Value ETF, iShares Russell 2000 Value ETF, iShares Russell 2000 Growth ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and

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Board Review and Approval of Investment Advisory Contract (continued)

performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already

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Board Review and Approval of Investment Advisory Contract (continued)

provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	96

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Russell Top 200(a)	$0.571450	$—	$0.002708	$0.574158	100%	—%	0	%(b)	100%
Russell Top 200 Growth(a)	0.438415	—	0.004397	0.442812	99	—	1		100
Russell Top 200 Value(a)	0.604728	—	0.000987	0.605715	100	—	0	(b)	100
Russell 1000(a)	1.344441	—	0.020886	1.365327	98	—	2		100
Russell 1000 Growth(a)	0.786765	—	0.008256	0.795021	99	—	1		100
Russell 1000 Value(a)	1.311606	—	0.104141	1.415747	93	—	7		100
Russell 2000(a)	0.860827	—	0.171393	1.032220	83	—	17		100
Russell 2000 Growth(a)	0.544833	—	0.100501	0.645334	84	—	16		100
Russell 2000 Value(a)	0.875097	—	0.135709	1.010806	87	—	13		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	98

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-305-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Micro-Cap ETF | IWC | NYSE Arca
•	iShares Russell 1000 Pure U.S. Revenue ETF | AMCA | NASDAQ
•	iShares Russell 2500 ETF | SMMD | Cboe BZX
•	iShares Russell 3000 ETF | IWV | NYSE Arca
•	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
•	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
•	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito
President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® Micro-Cap ETF

Investment Objective

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell MicroCap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	35.28%	4.14%	6.64%	9.36%	4.14%	37.91%	144.63%
Fund Market	35.63	4.15	6.64	9.38	4.15	37.94	145.02
Index	35.36	4.44	6.72	9.50	4.44	38.45	147.81

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,352.80	$3.54		$1,000.00	$1,022.10	$3.04		0.60%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	29.1%
Financials	18.5
Consumer Discretionary	14.4
Information Technology	11.6
Industrials	11.5
Real Estate	3.8
Communication Services	2.9
Energy	2.8
Materials	2.7
Consumer Staples	1.8
Utilities	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Overstock.com Inc.	1.1%
Digital Turbine Inc.	0.9
Sorrento Therapeutics Inc.	0.8
Workhorse Group Inc.	0.8
Vivint Solar Inc.	0.7
CryoPort Inc.	0.6
Kura Oncology Inc.	0.6
Owens & Minor Inc.	0.5
Maxar Technologies Inc.	0.5
Seres Therapeutics Inc.	0.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF

Investment Objective

The iShares Russell 1000 Pure U.S. Revenue ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies exhibiting higher domestic sales as a proportion of the company’s total sales relative to other large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Pure Domestic Exposure Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	24.08%	(0.46)%	6.06%	(0.46)%	20.35%
Fund Market	24.22	(0.35)	6.08	(0.35)	20.43
Index	24.25	(0.38)	6.23	(0.38)	20.95

The inception date of the Fund was 8/8/17. The first day of secondary market trading was 8/10/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,240.80	$0.90		$1,000.00	$1,024.30	$0.81		0.16%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	17.3%
Consumer Discretionary	15.1
Health Care	14.0
Utilities	11.9
Communication Services	10.6
Industrials	9.5
Real Estate	8.3
Information Technology	6.2
Consumer Staples	3.4
Energy	2.4
Materials	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Home Depot Inc. (The)	4.4%
UnitedHealth Group Inc.	4.3
Verizon Communications Inc.	3.6
AT&T Inc.	3.0
Bank of America Corp.	2.7
NextEra Energy Inc.	2.0
Union Pacific Corp.	2.0
Lowe’s Companies Inc.	1.8
Charter Communications Inc., Class A	1.3
Wells Fargo & Co.	1.3

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® Russell 2500 ETF

Investment Objective

The iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500TM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	34.21%	2.41%	5.97%	2.41%	20.64%
Fund Market	34.15	2.32	5.96	2.32	20.61
Index	34.01	2.22	5.95	2.22	20.55

The inception date of the Fund was 7/6/17. The first day of secondary market trading was 7/7/17.

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,342.10	$ 0.41		$ 1,000.00	$ 1,024.70	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Investment Companies	42.3%
Information Technology	11.5
Industrials	8.9
Health Care	7.7
Consumer Discretionary	7.0
Financials	6.9
Real Estate	5.3
Materials	3.6
Communication Services	2.1
Consumer Staples	1.9
Utilities	1.7
Energy	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Russell 2000 ETF	42.3%
Immunomedics Inc.	0.4
Horizon Therapeutics PLC	0.3
Etsy Inc.	0.3
Zillow Group Inc., Class C	0.3
PerkinElmer Inc.	0.3
Catalent Inc.	0.3
NVR Inc.	0.3
Black Knight Inc.	0.3
Teradyne Inc.	0.3

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® Russell 3000 ETF

Investment Objective

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	33.14%	14.79%	13.50%	13.29%	14.79%	88.37%	248.21%
Fund Market	32.96	14.62	13.48	13.27	14.62	88.20	247.78
Index	33.26	15.00	13.69	13.48	15.00	89.92	254.26

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,331.40	$ 1.17		$ 1,000.00	$ 1,024.10	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	27.2%
Health Care	14.6
Consumer Discretionary	12.3
Financials	9.9
Communication Services	9.8
Industrials	9.0
Consumer Staples	6.3
Real Estate	3.3
Utilities	2.9
Materials	2.8
Energy	1.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	5.7%
Microsoft Corp.	4.8
Amazon.com Inc.	4.0
Facebook Inc., Class A	1.9
Alphabet Inc., Class A	1.3
Alphabet Inc., Class C	1.3
Berkshire Hathaway Inc., Class B	1.2
Johnson & Johnson	1.2
Procter & Gamble Co. (The)	1.0
Visa Inc., Class A	1.0

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Fund Summary as of September 30, 2020	iShares® Russell Mid-Cap ETF

Investment Objective

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell MidCap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	33.80%	4.41%	9.97%	11.58%	4.41%	60.81%	199.22%
Fund Market	33.72	4.37	9.96	11.58	4.37	60.78	199.18
Index	33.90	4.55	10.13	11.76	4.55	62.01	203.87

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,338.00	$ 1.11		$ 1,000.00	$ 1,024.10	$ 0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	19.3%
Industrials	15.5
Health Care	13.4
Consumer Discretionary	11.7
Financials	10.7
Real Estate	7.1
Utilities	5.8
Materials	5.3
Communication Services	4.6
Consumer Staples	4.3
Energy	2.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
DocuSign Inc.	0.5%
Veeva Systems Inc., Class A	0.5
Lululemon Athletica Inc.	0.5
Xcel Energy Inc.	0.5
Chipotle Mexican Grill Inc.	0.4
Twitter Inc.	0.4
Twilio Inc., Class A	0.4
O’Reilly Automotive Inc.	0.4
CoStar Group Inc.	0.4
IDEXX Laboratories Inc.	0.4

F U N D S U M M A R Y	8

Fund Summary as of September 30, 2020	iShares® Russell Mid-Cap Growth ETF

Investment Objective

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell MidCap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	42.35%	22.99%	15.28%	14.32%	22.99%	103.63%	281.21%
Fund Market	42.46	23.03	15.29	14.32	23.03	103.72	281.41
Index	42.47	23.23	15.53	14.55	23.23	105.77	289.04

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,423.50	$ 1.46		$ 1,000.00	$ 1,023.90	$ 1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	36.3%
Health Care	23.0
Industrials	12.1
Consumer Discretionary	11.3
Communication Services	5.6
Consumer Staples	4.2
Financials	3.5
Materials	2.2
Real Estate	1.3
Other (each representing less than 1%)	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
DocuSign Inc.	1.4%
Veeva Systems Inc., Class A	1.3
Lululemon Athletica Inc.	1.3
Chipotle Mexican Grill Inc.	1.2
O’Reilly Automotive Inc.	1.2
CoStar Group Inc.	1.2
IDEXX Laboratories Inc.	1.2
Spotify Technology SA	1.1
KLA Corp.	1.1
Splunk Inc.	1.1

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Fund Summary as of September 30, 2020	iShares® Russell Mid-Cap Value ETF

Investment Objective

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell MidCap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	27.51%	(7.47)%	6.18%	9.49%	(7.47)%	34.97%	147.66%
Fund Market	27.33	(7.57)	6.16	9.49	(7.57)	34.85	147.53
Index	27.63	(7.30)	6.38	9.71	(7.30)	36.24	152.71

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,275.10	$ 1.37		$ 1,000.00	$ 1,023.90	$ 1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	17.5%
Financials	14.8
Consumer Discretionary	11.9
Real Estate	10.4
Information Technology	9.6
Utilities	9.0
Health Care	7.9
Materials	7.0
Consumer Staples	4.4
Communication Services	4.1
Energy	3.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Xcel Energy Inc.	0.7%
Twitter Inc.	0.7
Cummins Inc.	0.6
WEC Energy Group Inc.	0.6
Johnson Controls International PLC	0.6
Trane Technologies PLC	0.6
PACCAR Inc.	0.6
PPG Industries Inc.	0.6
Eversource Energy	0.6
Agilent Technologies Inc.	0.6

F U N D S U M M A R Y	10

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Maxar Technologies Inc.(a)	147,793	$3,685,957	0.5%
Other securities		5,078,934	0.7

		8,764,891	1.2

Air Freight & Logistics
Other securities		2,141,560	0.3

Airlines
Other securities		208,243	0.0

Auto Components
Workhorse Group Inc.(a)(b)	229,281	5,796,224	0.8
Other securities		4,765,777	0.7

		10,562,001	1.5

Automobiles
Other securities		261,002	0.0

Banks
Stock Yards Bancorp. Inc.	51,642	1,757,894	0.2
Triumph Bancorp. Inc.(a)(b)	55,948	1,742,221	0.2
Other securities		85,554,521	12.0

		89,054,636	12.4

Beverages
Celsius Holdings Inc.(a)(b)	83,491	1,896,080	0.3
Other securities		856,179	0.1

		2,752,259	0.4

Biotechnology
Intellia Therapeutics Inc.(a)(b)	121,577	2,416,951	0.3
Kura Oncology Inc.(a)(b)	129,316	3,962,242	0.6
Mersana Therapeutics Inc.(a)(b)	129,195	2,405,611	0.3
Oncternal Therapeutics Inc.(a)(b)(c)	1,634	3,350	0.0
Seres Therapeutics Inc.(a)(b)	128,921	3,649,754	0.5
Sorrento Therapeutics Inc.(a)(b)	537,449	5,992,556	0.8
Vericel Corp.(b)	109,182	2,023,142	0.3
Other securities		93,894,937	13.1

		114,348,543	15.9

Building Products
Continental Materials Corp.(b)(c)	758	7,201	0.0
PGT Innovations Inc.(b)	138,034	2,418,356	0.3
Other securities		3,458,131	0.5

		5,883,688	0.8

Capital Markets
StoneX Group Inc.(b)	41,809	2,138,949	0.3
Other securities		6,438,816	0.9

		8,577,765	1.2

Chemicals
Other securities		7,271,245	1.0

Commercial Services & Supplies
Other securities		7,562,561	1.0

Communications Equipment
Calix Inc.(b)	127,433	2,265,759	0.3
Other securities		8,483,361	1.2

		10,749,120	1.5

Construction & Engineering
Other securities		10,115,616	1.4

Security	Shares	Value	% of Net Assets

Construction Materials
Other securities		$2,039,952	0.3%

Consumer Finance
Other securities		3,569,777	0.5

Containers & Packaging
Other securities		2,527,788	0.3

Distributors
Other securities		881,169	0.1

Diversified Consumer Services
Other securities		6,923,077	1.0

Diversified Financial Services
Other securities		1,705,482	0.2

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)(b)	122,960	1,844,400	0.3
Other securities		2,780,449	0.3

		4,624,849	0.6

Electric Utilities
Other securities		506,345	0.1

Electrical Equipment
TPI Composites Inc.(b)	73,223	2,120,538	0.3
Vivint Solar Inc.(a)(b)	119,361	5,054,938	0.7
Other securities		4,992,519	0.7

		12,167,995	1.7

Electronic Equipment, Instruments & Components
CTS Corp.	77,106	1,698,645	0.2
Other securities		10,060,320	1.4

		11,758,965	1.6

Energy Equipment & Services
Other securities		7,625,925	1.1

Entertainment
Other securities		719,740	0.1

Equity Real Estate Investment Trusts (REITs)
NexPoint Residential Trust Inc.	52,870	2,344,784	0.3
Other securities		18,549,994	2.6

		20,894,778	2.9

Food & Staples Retailing
Other securities		5,021,968	0.7

Food Products
Other securities		2,606,509	0.4

Gas Utilities
Other securities		443,721	0.1

Health Care Equipment & Supplies
CryoPort Inc.(b)	84,150	3,988,710	0.6
GenMark Diagnostics Inc.(a)(b)	168,915	2,398,593	0.3
Lantheus Holdings Inc.(a)(b)	160,567	2,034,384	0.3
Meridian Bioscience Inc.(b)	102,664	1,743,235	0.3
Other securities		27,829,465	3.8

		37,994,387	5.3

Health Care Providers & Services
Owens & Minor Inc.	152,531	3,830,053	0.5
Providence Service Corp. (The)(b)	29,366	2,728,395	0.4

S C H E D U L E O F I N V E S T M E N T S	12

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value		% of Net Assets

Health Care Providers & Services (continued)
Other securities		$14,283,082		2.0%

		20,841,530		2.9

Health Care Technology
Simulations Plus Inc.	34,620	2,608,963		0.4
Other securities		3,712,789		0.5

		6,321,752		0.9

Hotels, Restaurants & Leisure
Other securities		12,966,680		1.8

Household Durables
Century Communities Inc.(b)	70,547	2,986,255		0.4
M/I Homes Inc.(b)	67,087	3,089,356		0.4
Tupperware Brands Corp.	119,622	2,411,580		0.3
Other securities		10,966,092		1.6

		19,453,283		2.7

Household Products
Other securities		537,953		0.1

Independent Power and Renewable Electricity Producers
Other securities		429,759		0.1

Insurance
Other securities		7,109,332		1.0

Interactive Media & Services
QuinStreet Inc.(a)(b)	116,497	1,845,312		0.3
Other securities		1,964,267		0.2

		3,809,579		0.5

Internet & Direct Marketing Retail
Magnite Inc.(a)(b)	256,722	1,782,934		0.3
Overstock.com Inc.(a)(b)	104,552	7,595,703		1.1
Other securities		4,724,005		0.6

		14,102,642		2.0

IT Services
Other securities		12,625,306		1.8

Leisure Products
Malibu Boats Inc., Class A(a)(b)	49,668	2,461,546		0.3
Smith & Wesson Brands Inc.(a)	131,962	2,048,050		0.3
Other securities		5,086,147		0.7

		9,595,743		1.3

Life Sciences Tools & Services
Quanterix Corp.(b)	51,010	1,721,078		0.2
Other securities		3,468,445		0.5

		5,189,523		0.7

Machinery
Columbus McKinnon Corp./NY	56,394	1,866,641		0.3
Douglas Dynamics Inc.	54,698	1,870,672		0.3
Other securities		11,518,529		1.5

		15,255,842		2.1

Marine
Other securities		1,041,315		0.1

Media
Social Reality Inc., Class A(a)(c)	23,207	0	(d)	0.0
TechTarget Inc.(b)	57,167	2,513,061		0.4
Other securities		6,101,744		0.8

		8,614,805		1.2

Metals & Mining
Other securities		5,168,735		0.7

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment
Other securities		$8,529,787	1.2%

Multi-Utilities
Other securities		1,393,668	0.2

Oil, Gas & Consumable Fuels
Other securities		12,707,970	1.8

Paper & Forest Products
Other securities		2,075,567	0.3

Personal Products
Other securities		1,310,447	0.2

Pharmaceuticals
Adolor Corp. Escrow(c)	77,501	1	0.0
Collegium Pharmaceutical Inc.(b)	83,220	1,732,640	0.3
Omthera Pharmaceuticals Inc., NVS(c)	60,904	15,716	0.0
OncoMed Pharmaceuticals Inc., NVS(c)	60,904	1	0.0
Other securities		22,875,063	3.1

		24,623,421	3.4

Professional Services
Other securities		10,768,868	1.5

Real Estate Management & Development
eXp World Holdings Inc.(b)	59,035	2,381,472	0.4
Other securities		3,802,946	0.5

		6,184,418	0.9

Road & Rail
Other securities		2,727,255	0.4

Semiconductors & Semiconductor Equipment
CEVA Inc.(b)	52,779	2,077,909	0.3
Cohu Inc.(a)	99,639	1,711,798	0.2
SiTime Corp.(a)(b)	22,209	1,866,222	0.3
Ultra Clean Holdings Inc.(b)	96,794	2,077,199	0.3
Other securities		11,301,895	1.5

		19,035,023	2.6

Software
Digital Turbine Inc.(a)(b)	200,493	6,564,141	0.9
Domo Inc., Class B(b)	61,850	2,370,710	0.3
OneSpan Inc.(b)	81,149	1,700,883	0.2
Rosetta Stone Inc.(b)	56,910	1,706,162	0.2
Other securities		14,609,752	2.1

		26,951,648	3.7

Specialty Retail
At Home Group Inc.(a)(b)	129,514	1,924,578	0.3
Boot Barn Holdings Inc.(a)(b)	69,192	1,947,063	0.3
Other securities		20,753,491	2.8

		24,625,132	3.4

Technology Hardware, Storage & Peripherals
Other securities		2,233,413	0.3

Textiles, Apparel & Luxury Goods
Other securities		3,940,920	0.5

Thrifts & Mortgage Finance
Other securities		14,600,535	2.0

Tobacco
Other securities		805,027	0.1

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Trading Companies & Distributors
Other securities		$6,289,082	0.9%

Water Utilities
Other securities		3,721,704	0.5

Wireless Telecommunication Services
Other securities		2,760,213	0.4

Total Common Stocks (Cost: $802,875,191)		718,613,434	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(e)(f)(g)	138,987,999	139,113,088	19.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	1,170,000	1,170,000	0.2

		140,283,088	19.5

Total Short-Term Investments (Cost: $140,169,925)		140,283,088	19.5

Total Investments In Securities (Cost: $943,045,116)		858,896,522	119.3

Other Assets, Less Liabilities		(139,210,432)	(19.3)

Net Assets		$719,686,090	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$119,510,007	$19,461,603	(a)	$—	$19,479	$121,999	$139,113,088	138,987,999	$2,192,108	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	10,000	(a)	—	—	—	1,170,000	1,170,000	984		—

					$19,479	$121,999	$140,283,088		$2,193,092		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	14

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	23	12/18/20	$1,730	$22,724

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$22,724

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$550,709

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(149,541)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,667,733

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$718,569,409	$17,756	$26,269	$718,613,434
Money Market Funds	140,283,088	—	—	140,283,088

	$858,852,497	$17,756	$26,269	$858,896,522

Derivative financial instruments(a)
Assets
Futures Contracts	$22,724	$—	$—	$22,724

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
L3Harris Technologies Inc.	88	$14,946	0.5%
Other securities		14,453	0.6

		29,399	1.1

Air Freight & Logistics
Other securities		5,518	0.2

Airlines
Other securities		9,971	0.4

Banks
Bank of America Corp.	3,140	75,643	2.7
PNC Financial Services Group Inc. (The)	173	19,014	0.7
Truist Financial Corp.	547	20,813	0.8
U.S. Bancorp	552	19,789	0.7
Wells Fargo & Co.	1,524	35,829	1.3
Other securities		71,150	2.5

		242,238	8.7

Beverages
Constellation Brands Inc., Class A	65	12,318	0.4
Other securities		2,650	0.1

		14,968	0.5

Biotechnology
Regeneron Pharmaceuticals Inc.(a)	39	21,831	0.8
Other securities		59,077	2.1

		80,908	2.9

Building Products
Other securities		5,195	0.2

Capital Markets
Charles Schwab Corp. (The)	472	17,101	0.6
CME Group Inc.	144	24,093	0.9
Other securities		44,507	1.6

		85,701	3.1

Chemicals
Other securities		2,599	0.1

Commercial Services & Supplies
Cintas Corp.	36	11,982	0.4
Waste Management Inc.	171	19,352	0.7
Other securities		16,786	0.6

		48,120	1.7

Construction Materials
Other securities		14,584	0.5

Consumer Finance
Capital One Financial Corp.	185	13,294	0.5
Other securities		22,153	0.8

		35,447	1.3

Containers & Packaging
Other securities		7,792	0.3

Distributors
Other securities		5,353	0.2

Diversified Consumer Services
Other securities		10,474	0.4

Diversified Financial Services
Other securities		5,472	0.2

Security	Shares	Value	% of Net Assets

Diversified Telecommunication Services
AT&T Inc.	2,895	$82,537	2.9%
Verizon Communications Inc.	1,682	100,062	3.6
Other securities		7,788	0.3

		190,387	6.8

Electric Utilities
American Electric Power Co. Inc.	201	16,428	0.6
Duke Energy Corp.	298	26,391	0.9
Exelon Corp.	398	14,233	0.5
NextEra Energy Inc.	199	55,235	2.0
Southern Co. (The)	429	23,260	0.8
Xcel Energy Inc.	213	14,699	0.5
Other securities		61,525	2.3

		211,771	7.6

Electrical Equipment
Other securities		4,648	0.2

Electronic Equipment, Instruments & Components
Other securities		6,933	0.3

Energy Equipment & Services
Other securities		586	0.0

Entertainment
Other securities		9,870	0.4

Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	169	28,138	1.0
Public Storage	61	13,586	0.5
Other securities		187,732	6.7

		229,456	8.2

Food & Staples Retailing
Other securities		17,781	0.6

Food Products
Other securities		32,429	1.2

Gas Utilities
Other securities		6,200	0.2

Health Care Providers & Services
Anthem Inc.	103	27,665	1.0
Centene Corp.(a)	235	13,708	0.5
Cigna Corp.	147	24,903	0.9
CVS Health Corp.	531	31,010	1.1
Humana Inc.	53	21,936	0.8
UnitedHealth Group Inc.	383	119,408	4.3
Other securities		41,344	1.4

		279,974	10.0

Health Care Technology
Other securities		13,622	0.5

Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc.(a)	11	13,681	0.5
Other securities		11,671	0.4

		25,352	0.9

Household Durables
Other securities		31,038	1.1

Household Products
Other securities		612	0.0

S C H E D U L E O F I N V E S T M E N T S	16

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Independent Power and Renewable Electricity Producers
Other securities		$3,753	0.1%

Insurance
Allstate Corp. (The)	128	12,050	0.4
Progressive Corp. (The)	237	22,437	0.8
Other securities		63,396	2.3

		97,883	3.5

Interactive Media & Services
Other securities		8,126	0.3

Internet & Direct Marketing Retail
Other securities		10,606	0.4

IT Services
Fiserv Inc.(a)	227	23,392	0.8
Square Inc., Class A(a)	150	24,383	0.9
Other securities		41,056	1.5

		88,831	3.2

Leisure Products
Other securities		3,970	0.1

Life Sciences Tools & Services
Other securities		1,508	0.1

Machinery
Other securities		741	0.0

Marine
Other securities		868	0.0

Media
Charter Communications Inc., Class A(a)	60	37,460	1.3
Other securities		22,428	0.8

		59,888	2.1

Metals & Mining
Other securities		10,518	0.4

Mortgage Real Estate Investment
Other securities		10,271	0.4

Multi-Utilities
Dominion Energy Inc.	340	26,836	1.0
WEC Energy Group Inc.	129	12,500	0.4
Other securities		55,289	2.0

		94,625	3.4

Multiline Retail
Dollar General Corp.	102	21,381	0.8
Target Corp.	203	31,956	1.2
Other securities		12,229	0.4

		65,566	2.4

Oil, Gas & Consumable Fuels
Other securities		66,083	2.4

Pharmaceuticals
Other securities		11,714	0.4

Professional Services
CoStar Group Inc.(a)	15	12,728	0.5
Other securities		3,012	0.1

		15,740	0.6

Security	Shares	Value	% of Net Assets

Real Estate Management & Development
Other securities		$864	0.0%

Road & Rail
CSX Corp.	310	24,078	0.9
Norfolk Southern Corp.	104	22,255	0.8
Union Pacific Corp.	276	54,336	1.9
Other securities		19,990	0.7

		120,659	4.3

Software
Intuit Inc.	102	33,273	1.2
Other securities		44,098	1.6

		77,371	2.8

Specialty Retail
Home Depot Inc. (The)	436	121,082	4.3
Lowe’s Companies Inc.	307	50,919	1.8
O’Reilly Automotive Inc.(a)	29	13,371	0.5
Ross Stores Inc.	142	13,251	0.5
Other securities		67,709	2.5

		266,332	9.6

Textiles, Apparel & Luxury Goods
Other securities		1,472	0.1

Thrifts & Mortgage Finance
Other securities		3,826	0.1

Tobacco
Altria Group Inc.	755	29,173	1.0

Trading Companies & Distributors
Other securities		22,417	0.8

Transportation Infrastructure
Other securities		726	0.0

Water Utilities
Other securities		14,746	0.5

Wireless Telecommunication Services
T-Mobile U.S. Inc.(a)	223	25,502	0.9
Other securities		915	0.0

		26,417	0.9

Total Common Stocks (Cost: $2,948,608)		2,779,092	99.7

Total Investments In Securities (Cost: $2,948,608)		2,779,092	99.7

Other Assets, Less Liabilities		8,195	0.3

Net Assets		$2,787,287	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,779,092	$—	$—	$2,779,092

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	18

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$1,077,517	1.0%

Air Freight & Logistics
Other securities		181,934	0.2

Airlines
Other securities		346,807	0.3

Auto Components
Other securities		493,481	0.5

Automobiles
Other securities		212,277	0.2

Banks
Other securities		1,953,123	1.9

Beverages
Other securities		185,506	0.2

Biotechnology
Immunomedics Inc.(a)	4,885	415,372	0.4
Sarepta Therapeutics Inc.(a)(b)	1,766	247,999	0.2
Other securities		1,333,679	1.3

		1,997,050	1.9

Building Products
Fortune Brands Home & Security Inc.	3,265	282,488	0.3
Lennox International Inc.	820	223,540	0.2
Other securities		858,617	0.8

		1,364,645	1.3

Capital Markets
FactSet Research Systems Inc.	881	295,029	0.3
Other securities		973,768	0.9

		1,268,797	1.2

Chemicals
Albemarle Corp.	2,500	223,200	0.2
RPM International Inc.	3,030	251,005	0.2
Other securities		1,227,556	1.2

		1,701,761	1.6

Commercial Services & Supplies
Other securities		640,317	0.6

Communications Equipment
Other securities		393,957	0.4

Construction & Engineering
Jacobs Engineering Group Inc.	2,966	275,156	0.3
Other securities		383,365	0.3

		658,521	0.6

Construction Materials
Other securities		84,766	0.1

Consumer Finance
Other securities		511,328	0.5

Containers & Packaging
Avery Dennison Corp.	1,970	251,845	0.2
Crown Holdings Inc.(a)	3,072	236,114	0.2
Packaging Corp. of America	2,219	241,982	0.2

Security	Shares	Value	% of Net Assets

Containers & Packaging (continued)
Other securities		$755,128	0.8%

		1,485,069	1.4

Distributors
Pool Corp.	920	307,777	0.3

Diversified Consumer Services
Other securities		870,553	0.8

Diversified Financial Services
Other securities		238,454	0.2

Diversified Telecommunication Services
Other securities		191,704	0.2

Electric Utilities
PG&E Corp.(a)	30,654	287,841	0.3
Other securities		696,674	0.6

		984,515	0.9

Electrical Equipment
Generac Holdings Inc.(a)(b)	1,448	280,391	0.3
Other securities		682,556	0.6

		962,947	0.9

Electronic Equipment, Instruments & Components
Cognex Corp.	3,903	254,085	0.2
Trimble Inc.(a)	5,914	288,012	0.3
Other securities		940,448	0.9

		1,482,545	1.4

Energy Equipment & Services
Other securities		119,276	0.1

Entertainment
Other securities		559,749	0.5

Equity Real Estate Investment Trusts (REITs)
Equity LifeStyle Properties Inc.(b)	4,121	252,617	0.2
VICI Properties Inc.	12,690	296,565	0.3
Other securities		4,883,163	4.7

		5,432,345	5.2

Food & Staples Retailing
Other securities		410,480	0.4

Food Products
Lamb Weston Holdings Inc.	3,458	229,162	0.2
Other securities		878,120	0.9

		1,107,282	1.1

Gas Utilities
Other securities		245,907	0.2

Health Care Equipment & Supplies
Novocure Ltd.(a)	2,355	262,135	0.2
Other securities		1,081,798	1.1

		1,343,933	1.3

Health Care Providers & Services
Molina Healthcare Inc.(a)	1,390	254,426	0.2
Other securities		811,817	0.8

		1,066,243	1.0

Health Care Technology
Other securities		265,752	0.3

Hotels, Restaurants & Leisure
Other securities		1,199,963	1.1

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables
NVR Inc.(a)	80	$326,650	0.3%
PulteGroup Inc.	6,341	293,525	0.3
Other securities		650,981	0.6

		1,271,156	1.2

Household Products
Other securities		149,504	0.1

Independent Power and Renewable Electricity Producers
Other securities		217,965	0.2

Industrial Conglomerates
Other securities		156,144	0.1

Insurance
Brown & Brown Inc.	5,585	252,833	0.2
Other securities		2,516,688	2.4

		2,769,521	2.6

Interactive Media & Services
Zillow Group Inc., Class C, NVS(a)(b)	3,326	337,888	0.3
Other securities		184,931	0.2

		522,819	0.5

Internet & Direct Marketing Retail
Etsy Inc.(a)	2,800	340,564	0.3
Other securities		222,311	0.2

		562,875	0.5

IT Services
Black Knight Inc.(a)	3,586	312,161	0.3
Booz Allen Hamilton Holding Corp.	3,209	266,283	0.3
MongoDB Inc.(a)	1,176	272,256	0.3
StoneCo Ltd., Class A(a)(b)	4,236	224,042	0.2
Other securities		1,258,636	1.1

		2,333,378	2.2

Leisure Products
Other securities		333,589	0.3

Life Sciences Tools & Services
Avantor Inc.(a)	10,610	238,619	0.2
Charles River Laboratories International Inc.(a)	1,158	262,229	0.3
PerkinElmer Inc.	2,640	331,346	0.3
QIAGEN NV(a)	5,333	278,703	0.3
Other securities		1,153,317	1.1

		2,264,214	2.2

Machinery
Graco Inc.	3,913	240,063	0.2
Nordson Corp.	1,361	261,067	0.2
Other securities		1,852,896	1.8

		2,354,026	2.2

Marine
Other securities		51,361	0.1

Media
Cable One Inc.	127	239,450	0.2
Other securities		610,288	0.6

		849,738	0.8

Metals & Mining
Other securities		475,511	0.5

Mortgage Real Estate Investment
Other securities		358,602	0.3

Security	Shares	Value	% of Net Assets

Multi-Utilities
Other securities		$105,728	0.1%

Multiline Retail
Other securities		212,572	0.2

Oil, Gas & Consumable Fuels
Other securities		1,018,287	1.0

Personal Products
Other securities		178,929	0.2

Pharmaceuticals
Catalent Inc.(a)	3,850	329,791	0.3
Horizon Therapeutics PLC(a)	4,649	361,134	0.3
Other securities		452,569	0.5

		1,143,494	1.1

Professional Services
Other securities		577,306	0.5

Real Estate Management & Development
Other securities		169,737	0.2

Road & Rail
Other securities		395,962	0.4

Semiconductors & Semiconductor Equipment
Entegris Inc.	3,173	235,881	0.2
Monolithic Power Systems Inc.	1,032	288,557	0.3
SolarEdge Technologies Inc.(a)(b)	1,157	275,771	0.3
Teradyne Inc.	3,924	311,801	0.3
Other securities		1,267,784	1.2

		2,379,794	2.3

Software
Avalara Inc.(a)	1,954	248,822	0.2
Fair Isaac Corp.(a)	664	282,452	0.3
HubSpot Inc.(a)	981	286,678	0.3
Zendesk Inc.(a)(b)	2,707	278,604	0.3
Zscaler Inc.(a)	1,666	234,390	0.2
Other securities		3,861,095	3.6

		5,192,041	4.9

Specialty Retail
Other securities		1,041,147	1.0

Technology Hardware, Storage & Peripherals
Other securities		234,270	0.2

Textiles, Apparel & Luxury Goods
Other securities		804,020	0.8

Thrifts & Mortgage Finance
Other securities		174,915	0.2

Trading Companies & Distributors
Other securities		544,618	0.5

Transportation Infrastructure
Other securities		47,058	0.0

Water Utilities
Essential Utilities Inc.	5,814	234,014	0.2

S C H E D U L E O F I N V E S T M E N T S	20

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$53,330	0.1%

Total Common Stocks (Cost: $56,067,974)		60,523,906	57.5

Investment Companies

Exchange Traded Funds
iShares Russell 2000 ETF(b)(c)	295,624	44,281,519	42.1

Total Investment Companies (Cost: $42,479,849)		44,281,519	42.1

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	47,972,777	48,015,952	45.6
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	280,000	280,000	0.3

		48,295,952	45.9

Total Short-Term Investments (Cost: $48,296,285)		48,295,952	45.9

Total Investments In Securities (Cost: $146,844,108)		153,101,377	145.5

Other Assets, Less Liabilities		(47,877,192)	(45.5)

Net Assets		$105,224,185	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,878,199	$46,120,175	(a)	$—	$17,100	$478	$48,015,952	47,972,777	$128,106	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	34,000	246,000	(a)	—	—	—	280,000	280,000	78		—
iShares Russell 2000 ETF	17,501,506	22,358,529		(2,680,284)	369,418	6,732,350	44,281,519	295,624	268,385		—

					$386,518	$6,732,828	$92,577,471		$396,569		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2500 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 Micro E-Mini Index	36	12/18/20	$271	$3,928
S&P 500 Micro E-Mini Index	6	12/18/20	100	1,771

				$5,699

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$5,699

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$35,522

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,865

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$254,546

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$60,523,906	$—	$—	$60,523,906
Investment Companies	44,281,519	—	—	44,281,519
Money Market Funds	48,295,952	—	—	48,295,952

	$153,101,377	$—	$—	$153,101,377

Derivative financial instruments(a)
Assets
Futures Contracts	$5,699	$—	$—	$5,699

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S C H E D U L E O F I N V E S T M E N T S	22

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value		% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$141,180,202		1.5%

Air Freight & Logistics
Other securities		63,125,520		0.7

Airlines
Other securities		20,521,414		0.2

Auto Components
Other securities		19,781,993		0.2

Automobiles
Tesla Inc.(a)(b)	210,560	90,332,346		1.0
Other securities		20,926,458		0.2

		111,258,804		1.2

Banks
Bank of America Corp.	2,202,788	53,065,163		0.6
JPMorgan Chase & Co.	862,625	83,044,909		0.9
Other securities		183,047,615		1.9

		319,157,687		3.4

Beverages
Coca-Cola Co. (The)	1,100,929	54,352,865		0.6
PepsiCo Inc.	395,285	54,786,501		0.6
Other securities		30,476,215		0.3

		139,615,581		1.5

Biotechnology
AbbVie Inc.	501,703	43,944,166		0.5
Amgen Inc.	167,635	42,606,112		0.5
Oncternal Therapeutics Inc.(a)(b)(c)	684	1,402		0.0
Other securities		188,022,149		1.9

		274,573,829		2.9

Building Products
Other securities		54,357,551		0.6

Capital Markets
BlackRock Inc.(d)	41,860	23,590,203		0.3
Calamos Asset Management Inc.(a)(c)	4,985	0	(e)	0.0
Other securities		211,512,863		2.2

		235,103,066		2.5

Chemicals
Other securities		169,802,150		1.8

Commercial Services & Supplies
Other securities		54,977,800		0.6

Communications Equipment
Cisco Systems Inc.	1,209,325	47,635,312		0.5
Other securities		24,947,906		0.3

		72,583,218		0.8

Construction & Engineering
Other securities		14,954,702		0.2

Construction Materials
Other securities		11,045,857		0.1

Consumer Finance
Other securities		47,102,834		0.5

Containers & Packaging
Other securities		38,843,325		0.4

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$10,327,203	0.1%

Diversified Consumer Services
Other securities		13,835,305	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)	545,671	116,195,183	1.3
Other securities		6,094,554	0.0

		122,289,737	1.3

Diversified Telecommunication Services
AT&T Inc.	2,030,796	57,897,994	0.6
Verizon Communications Inc.	1,180,040	70,200,579	0.8
Other securities		9,967,956	0.1

		138,066,529	1.5

Electric Utilities
NextEra Energy Inc.	139,366	38,682,427	0.4
Other securities		119,487,197	1.3

		158,169,624	1.7

Electrical Equipment
Other securities		55,638,675	0.6

Electronic Equipment, Instruments & Components
Other securities		60,660,982	0.6

Energy Equipment & Services
Other securities		15,856,902	0.2

Entertainment
Netflix Inc.(a)	121,113	60,560,133	0.6
Walt Disney Co. (The)	514,694	63,863,232	0.7
Other securities		58,322,898	0.6

		182,746,263	1.9

Equity Real Estate Investment Trusts (REITs)
Other securities		304,342,268	3.2

Food & Staples Retailing
Costco Wholesale Corp.	125,664	44,610,720	0.5
Walmart Inc.	396,851	55,523,423	0.6
Other securities		32,916,208	0.3

		133,050,351	1.4

Food Products
Other securities		105,191,639	1.1

Gas Utilities
Other securities		11,726,374	0.1

Health Care Equipment & Supplies
Abbott Laboratories	492,244	53,570,915	0.6
Danaher Corp.	178,285	38,390,109	0.4
Medtronic PLC	381,994	39,696,816	0.4
Other securities		223,758,574	2.3

		355,416,414	3.7

Health Care Providers & Services
UnitedHealth Group Inc.	268,841	83,816,559	0.9
Other securities		151,515,777	1.6

		235,332,336	2.5

Health Care Technology
Other securities		30,536,607	0.3

Hotels, Restaurants & Leisure
McDonald’s Corp.	212,007	46,533,416	0.5

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value		% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$123,149,553		1.3%

		169,682,969		1.8

Household Durables
Other securities		49,075,552		0.5

Household Products
Procter & Gamble Co. (The)	694,017	96,461,423		1.0
Other securities		50,082,786		0.5

		146,544,209		1.5

Independent Power and Renewable Electricity Producers
Other securities		9,199,032		0.1

Industrial Conglomerates
Other securities		87,886,306		0.9

Insurance
Other securities		189,533,019		2.0

Interactive Media & Services
Alphabet Inc., Class A(a)	85,496	125,302,938		1.3
Alphabet Inc., Class C, NVS(a)	84,390	124,019,544		1.3
Facebook Inc., Class A(a)	683,866	179,104,505		1.9
Other securities		32,157,067		0.4

		460,584,054		4.9

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	120,754	380,221,742		4.0
Other securities		49,681,086		0.5

		429,902,828		4.5

IT Services
Accenture PLC, Class A	181,513	41,020,123		0.4
Mastercard Inc., Class A	251,235	84,960,140		0.9
PayPal Holdings Inc.(a)	334,442	65,895,107		0.7
Visa Inc., Class A	480,842	96,153,975		1.0
Other securities		237,696,066		2.5

		525,725,411		5.5

Leisure Products
Other securities		13,269,331		0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	112,476	49,660,404		0.5
Other securities		74,588,120		0.8

		124,248,524		1.3

Machinery
Other securities		171,054,435		1.8

Marine
Other securities		1,337,048		0.0

Media
Comcast Corp., Class A	1,290,500	59,698,530		0.7
Other securities		68,904,129		0.7

		128,602,659		1.4

Metals & Mining
Ferroglobe PLC(a)(c)	15,827	0	(e)	0.0
Other securities		39,528,907		0.4

		39,528,907		0.4

Mortgage Real Estate Investment
Other securities		13,938,927		0.1

Multi-Utilities
Other securities		78,600,478		0.8

Security	Shares	Value		% of Net Assets

Multiline Retail
Other securities		$47,299,410		0.5%

Oil, Gas & Consumable Fuels
Chevron Corp.	532,404	38,333,088		0.4
Exxon Mobil Corp.	1,205,305	41,378,121		0.5
PetroCorp Inc. Escrow(a)(c)	1,248	0	(e)	0.0
Other securities		86,604,636		0.9

		166,315,845		1.8

Paper & Forest Products
Other securities		2,588,617		0.0

Personal Products
Other securities		17,998,978		0.2

Pharmaceuticals
Bristol-Myers Squibb Co.	644,753	38,872,158		0.4
Johnson & Johnson	750,967	111,803,967		1.2
Merck & Co. Inc.	719,463	59,679,456		0.6
Pfizer Inc.	1,583,695	58,121,606		0.6
Other securities		87,659,933		1.0

		356,137,120		3.8

Professional Services
Other securities		50,657,083		0.5

Real Estate Management & Development
Other securities		10,657,526		0.1

Road & Rail
Union Pacific Corp.	193,328	38,060,483		0.4
Other securities		69,332,619		0.7

		107,393,102		1.1

Semiconductors & Semiconductor Equipment
Broadcom Inc.	111,163	40,498,904		0.4
Intel Corp.	1,207,153	62,506,382		0.7
NVIDIA Corp.	168,114	90,986,659		1.0
QUALCOMM Inc.	320,510	37,717,617		0.4
Texas Instruments Inc.	261,412	37,327,019		0.4
Other securities		172,657,883		1.8

		441,694,464		4.7

Software
Adobe Inc.(a)	136,989	67,183,515		0.7
Microsoft Corp.	2,132,649	448,560,064		4.7
salesforce.com Inc.(a)	246,639	61,985,314		0.7
Other securities		339,098,060		3.6

		916,826,953		9.7

Specialty Retail
Home Depot Inc. (The)	305,926	84,958,709		0.9
Other securities		142,731,839		1.5

		227,690,548		2.4

Technology Hardware, Storage & Peripherals
Apple Inc.	4,596,052	532,268,782		5.6
Other securities		25,422,681		0.3

		557,691,463		5.9

Textiles, Apparel & Luxury Goods
Nike Inc., Class B	344,963	43,306,655		0.5
Other securities		31,450,630		0.3

		74,757,285		0.8

Thrifts & Mortgage Finance
Other securities		11,648,721		0.1

S C H E D U L E O F I N V E S T M E N T S	24

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Tobacco
Other securities		$54,409,508	0.6%

Trading Companies & Distributors
Other securities		29,581,090	0.3

Transportation Infrastructure
Other securities		540,704	0.0

Water Utilities
Other securities		12,696,881	0.1

Wireless Telecommunication Services
Other securities		19,502,729	0.2

Total Common Stocks (Cost: $7,254,967,719)		9,465,974,458	99.8

Warrants

Oil, Gas & Consumable Fuels
Other securities		1,481	0.0

Total Warrants (Cost: $68,578)		1,481	0.0

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(f)(g)	305,000,006	305,274,506	3.2

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(f)	13,465,000	$13,465,000	0.1%

		318,739,506	3.3

Total Short-Term Investments (Cost: $318,506,987)		318,739,506	3.3

Total Investments In Securities (Cost: $7,573,543,284)		9,784,715,445	103.1

Other Assets, Less Liabilities		(298,110,681)	(3.1)

Net Assets		$9,486,604,764	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$314,474,303	$—	$(9,513,062	)(a)	$99,806	$213,459	$305,274,506	305,000,006	$1,063,590	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,515,000	—	(5,050,000	)(a)	—	—	13,465,000	13,465,000	14,337		—
BlackRock Inc.	17,180,829	5,093,105	(3,704,173)		1,616,633	3,403,809	23,590,203	41,860	320,380		—
PennyMac Financial Services Inc.(c)	69,691	466,319	(141,773)		48,945	(2,744)	N/A	N/A	2,398		—
PennyMac Mortgage Investment Trust(c)	310,476	7,436	(57,648)		(11,971)	280,549	N/A	N/A	18,054		—

					$1,753,413	$3,895,073	$342,329,709		$1,418,759		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	30	12/18/20	$2,257	$3,726
S&P 500 E-Mini Index	101	12/18/20	16,927	108,593

				$112,319

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$112,319

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$6,445,657

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$959,533

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$22,679,043

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,465,973,056	$—	$1,402	$9,465,974,458
Warrants	1,481	—	—	1,481
Money Market Funds	318,739,506	—	—	318,739,506

	$9,784,714,043	$—	$1,402	$9,784,715,445

Derivative financial instruments(a)
Assets
Futures Contracts	$112,319	$—	$—	$112,319

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	26

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$247,212,738	1.2%

Air Freight & Logistics
Other securities		95,534,958	0.5

Airlines
Other securities		176,789,873	0.8

Auto Components
Other securities		120,218,437	0.6

Automobiles
Ford Motor Co.	10,297,756	68,583,055	0.3
Other securities		23,933,117	0.1

		92,516,172	0.4

Banks
Other securities		486,151,147	2.3

Beverages
Other securities		80,395,803	0.4

Biotechnology
Other securities		567,404,935	2.7

Building Products
Carrier Global Corp.	2,292,178	70,003,116	0.3
Johnson Controls International PLC	1,967,997	80,392,677	0.4
Trane Technologies PLC	630,962	76,504,143	0.4
Other securities		191,620,810	0.9

		418,520,746	2.0

Capital Markets
MSCI Inc.	215,074	76,734,102	0.4
T Rowe Price Group Inc.	597,553	76,618,246	0.4
Other securities		579,820,278	2.7

		733,172,626	3.5

Chemicals
PPG Industries Inc.	623,100	76,068,048	0.4
Other securities		427,466,248	2.0

		503,534,296	2.4

Commercial Services & Supplies
Cintas Corp.	233,076	77,574,685	0.4
Other securities		201,215,479	0.9

		278,790,164	1.3

Communications Equipment
Motorola Solutions Inc.	448,930	70,396,713	0.3
Other securities		118,716,025	0.6

		189,112,738	0.9

Construction & Engineering
Other securities		73,977,057	0.4

Construction Materials
Other securities		95,080,761	0.5

Consumer Finance
Other securities		143,839,578	0.7

Containers & Packaging
Ball Corp.	842,145	69,999,092	0.4
Other securities		277,860,648	1.3

		347,859,740	1.7

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$91,926,082	0.4%

Diversified Consumer Services
Other securities		97,347,310	0.5

Diversified Financial Services
Other securities		46,555,088	0.2

Diversified Telecommunication Services
Other securities		50,827,692	0.2

Electric Utilities
Eversource Energy	906,572	75,744,091	0.4
Xcel Energy Inc.	1,389,724	95,904,853	0.5
Other securities		379,249,472	1.8

		550,898,416	2.7

Electrical Equipment
Rockwell Automation Inc.	305,870	67,499,392	0.3
Other securities		168,310,273	0.8

		235,809,665	1.1

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	762,731	82,580,885	0.4
Other securities		374,421,261	1.8

		457,002,146	2.2

Energy Equipment & Services
Other securities		64,645,895	0.3

Entertainment
Spotify Technology SA(a)(b)	345,932	83,912,725	0.4
Other securities		184,271,271	0.9

		268,183,996	1.3

Equity Real Estate Investment Trusts (REITs)
Other securities		1,412,703,662	6.8

Food & Staples Retailing
Kroger Co. (The)	2,043,715	69,302,376	0.3
Other securities		45,850,060	0.3

		115,152,436	0.6

Food Products
Archer-Daniels-Midland Co.	1,462,420	67,987,906	0.3
Other securities		467,162,378	2.3

		535,150,284	2.6

Gas Utilities
Other securities		58,368,941	0.3

Health Care Equipment & Supplies
IDEXX Laboratories Inc.(a)(b)	222,280	87,380,491	0.4
Zimmer Biomet Holdings Inc.	547,089	74,480,696	0.4
Other securities		675,588,518	3.2

		837,449,705	4.0

Health Care Providers & Services
Other securities		408,937,839	2.0

Health Care Technology
Veeva Systems Inc., Class A(a)	353,206	99,317,995	0.5
Other securities		129,326,729	0.6

		228,644,724	1.1

Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc.(a)	73,615	91,555,712	0.4

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$425,538,702	2.1%

		517,094,414	2.5

Household Durables
Other securities		336,117,346	1.6

Household Products
Clorox Co. (The)	333,034	69,993,756	0.4
Other securities		77,477,172	0.3

		147,470,928	0.7

Independent Power and Renewable Electricity Producers
Other securities		55,872,914	0.3

Industrial Conglomerates
Other securities		17,565,969	0.1

Insurance
Willis Towers Watson PLC	339,637	70,922,998	0.3
Other securities		651,759,211	3.2

		722,682,209	3.5

Interactive Media & Services
Twitter Inc.(a)(b)	2,032,275	90,436,237	0.5
Other securities		191,326,459	0.9

		281,762,696	1.4

Internet & Direct Marketing Retail
Other securities		146,219,899	0.7

IT Services
Paychex Inc.	846,851	67,553,304	0.3
Twilio Inc., Class A(a)	361,992	89,444,603	0.4
Other securities		714,934,337	3.5

		871,932,244	4.2

Leisure Products
Other securities		91,342,104	0.4

Life Sciences Tools & Services
Agilent Technologies Inc.	817,360	82,504,318	0.4
IQVIA Holdings Inc.(a)	502,249	79,169,510	0.4
Other securities		373,416,483	1.8

		535,090,311	2.6

Machinery
Cummins Inc.	389,481	82,242,808	0.4
PACCAR Inc.	895,791	76,393,056	0.4
Parker-Hannifin Corp.	337,937	68,378,173	0.3
Other securities		636,419,771	3.1

		863,433,808	4.2

Marine
Other securities		5,725,096	0.0

Media
Other securities		355,313,064	1.7

Metals & Mining
Other securities		148,495,117	0.7

Mortgage Real Estate Investment
Other securities		66,752,097	0.3

Multi-Utilities
Consolidated Edison Inc.	884,095	68,782,591	0.3
Public Service Enterprise Group Inc.	1,333,764	73,236,981	0.4
WEC Energy Group Inc.	834,505	80,863,535	0.4

Security	Shares	Value	% of Net Assets

Multi-Utilities (continued)
Other securities		$216,024,259	1.0%

		438,907,366	2.1

Multiline Retail
Other securities		80,292,287	0.4

Oil, Gas & Consumable Fuels
Other securities		416,543,596	2.0

Personal Products
Other securities		19,866,102	0.1

Pharmaceuticals
Other securities		187,183,578	0.9

Professional Services
CoStar Group Inc.(a)(b)	103,030	87,421,985	0.4
IHS Markit Ltd.	1,048,883	82,347,804	0.4
Verisk Analytics Inc.	418,830	77,613,387	0.4
Other securities		162,468,264	0.8

		409,851,440	2.0

Real Estate Management & Development
Other securities		60,297,765	0.3

Road & Rail
Other securities		181,758,116	0.9

Semiconductors & Semiconductor Equipment
KLA Corp.	410,001	79,433,594	0.4
Marvell Technology Group Ltd.(b)	1,739,854	69,072,204	0.3
Other securities		549,701,165	2.7

		698,206,963	3.4

Software
ANSYS Inc.(a)(b)	226,164	74,007,646	0.4
Cadence Design Systems Inc.(a)	728,125	77,639,969	0.4
DocuSign Inc.(a)	471,451	101,475,113	0.5
Splunk Inc.(a)	419,882	78,992,401	0.4
Synopsys Inc.(a)	395,504	84,629,946	0.4
Other securities		1,167,812,128	5.5

		1,584,557,203	7.6

Specialty Retail
AutoZone Inc.(a)	61,651	72,602,684	0.4
O’Reilly Automotive Inc.(a)	193,480	89,209,758	0.4
Other securities		430,679,453	2.1

		592,491,895	2.9

Technology Hardware, Storage & Peripherals
HP Inc.	3,778,710	71,757,703	0.4
Other securities		113,443,696	0.5

		185,201,399	0.9

Textiles, Apparel & Luxury Goods
Lululemon Athletica Inc.(a)	300,329	98,919,363	0.5
Other securities		149,692,920	0.7

		248,612,283	1.2

Thrifts & Mortgage Finance
Other securities		19,400,276	0.1

Trading Companies & Distributors
Fastenal Co.	1,511,091	68,135,093	0.3
Other securities		135,880,717	0.7

		204,015,810	1.0

S C H E D U L E O F I N V E S T M E N T S	28

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Transportation Infrastructure
Other securities		$5,246,185	0.0%

Water Utilities
American Water Works Co. Inc.	478,275	69,292,482	0.3
Other securities		23,922,789	0.1

		93,215,271	0.4

Wireless Telecommunication Services
Other securities		5,717,282	0.0

Total Common Stocks (Cost: $16,214,277,178)		20,703,950,683	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	1,046,021,333	1,046,962,753	5.1
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	28,780,000	28,780,000	0.1

		1,075,742,753	5.2

Total Short-Term Investments (Cost: $1,074,819,901)		1,075,742,753	5.2

Total Investments In Securities (Cost: $17,289,097,079)		21,779,693,436	104.9

Other Assets, Less Liabilities		(1,019,715,057)	(4.9)

Net Assets		$20,759,978,379	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,228,495,482	$—	$(182,804,154	)(a)	$235,263	$1,036,162	$1,046,962,753	1,046,021,333	$3,584,097	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	44,545,000	—	(15,765,000	)(a)	—	—	28,780,000	28,780,000	29,811		—

					$235,263	$1,036,162	$1,075,742,753		$3,613,908		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	113	12/18/20	$18,939	$180,416
S&P MidCap 400 E-Mini Index	167	12/18/20	30,993	209,138

				$389,554

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$389,554

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$15,942,247

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,221,555

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$51,639,113

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$20,703,950,683	$—	$—	$20,703,950,683
Money Market Funds	1,075,742,753	—	—	1,075,742,753

	$21,779,693,436	$—	$—	$21,779,693,436

Derivative financial instruments(a)
Assets
Futures Contracts	$389,554	$—	$—	$389,554

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	30

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$134,690,867	1.0%

Air Freight & Logistics
Other securities		54,373,723	0.4

Beverages
Other securities		102,560,299	0.8

Biotechnology
Alnylam Pharmaceuticals Inc.(a)(b)	534,779	77,863,822	0.6
Immunomedics Inc.(a)	954,363	81,149,486	0.6
Moderna Inc.(a)(b)	1,323,976	93,671,302	0.7
Seattle Genetics Inc.(a)	564,334	110,434,520	0.8
Other securities		420,213,547	3.2

		783,332,677	5.9

Building Products
Other securities		116,937,646	0.9

Capital Markets
MarketAxess Holdings Inc.	170,860	82,284,467	0.6
MSCI Inc.	377,963	134,849,639	1.0
Other securities		179,671,159	1.4

		396,805,265	3.0

Chemicals
Other securities		93,350,443	0.7

Commercial Services & Supplies
Cintas Corp.	362,854	120,768,697	0.9
Copart Inc.(a)	942,086	99,069,764	0.8
Other securities		45,599,293	0.3

		265,437,754	2.0

Communications Equipment
Other securities		67,743,581	0.5

Construction & Engineering
Other securities		6,868,628	0.0

Consumer Finance
Other securities		15,010,290	0.1

Containers & Packaging
Ball Corp.(b)	1,385,577	115,169,160	0.9
Other securities		51,381,150	0.4

		166,550,310	1.3

Distributors
Other securities		60,289,795	0.5

Diversified Consumer Services
Other securities		82,262,674	0.6

Electric Utilities
Other securities		11,950,114	0.1

Electrical Equipment
Other securities		125,563,906	1.0

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	793,757	85,940,070	0.7
CDW Corp./DE	657,278	78,564,439	0.6
Other securities		153,720,265	1.1

		318,224,774	2.4

Security	Shares	Value	% of Net Assets

Entertainment
Roku Inc.(a)(b)	490,789	$92,660,963	0.7%
Spotify Technology SA(a)(b)	607,721	147,414,883	1.1
Take-Two Interactive Software Inc.(a)(b)	481,928	79,624,144	0.6
Other securities		74,953,175	0.6

		394,653,165	3.0

Equity Real Estate Investment Trusts (REITs)
Other securities		177,687,834	1.3

Food & Staples Retailing
Other securities		17,500,666	0.1

Food Products
Other securities		226,265,275	1.7

Health Care Equipment & Supplies
Align Technology Inc.(a)	362,228	118,578,958	0.9
IDEXX Laboratories Inc.(a)(b)	390,532	153,522,034	1.2
ResMed Inc.	665,077	114,014,150	0.9
West Pharmaceutical Services Inc.(b)	340,298	93,547,920	0.7
Other securities		479,301,958	3.6

		958,965,020	7.3

Health Care Providers & Services
McKesson Corp.	558,117	83,120,365	0.6
Other securities		263,071,168	2.0

		346,191,533	2.6

Health Care Technology
Cerner Corp.(b)	1,411,261	102,020,058	0.8
Veeva Systems Inc., Class A(a)	620,088	174,362,545	1.3
Other securities		113,666,907	0.9

		390,049,510	3.0

Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc.(a)(b)	129,286	160,794,291	1.2
Other securities		152,831,243	1.2

		313,625,534	2.4

Household Durables
Other securities		20,996,371	0.2

Household Products
Church & Dwight Co. Inc.	1,140,341	106,861,355	0.8
Clorox Co. (The)	414,732	87,164,224	0.7
Other securities		10,733,818	0.1

		204,759,397	1.6

Insurance
Other securities		51,596,398	0.4

Interactive Media & Services
Match Group Inc(a)(b)	1,015,418	112,356,002	0.8
Other securities		116,274,400	0.9

		228,630,402	1.7

Internet & Direct Marketing Retail
Wayfair Inc., Class A(a)(b)	281,395	81,888,759	0.6
Other securities		76,006,719	0.6

		157,895,478	1.2

IT Services
EPAM Systems Inc.(a)	246,268	79,613,519	0.6
FleetCor Technologies Inc.(a)(b)	382,355	91,038,726	0.7
Okta Inc.(a)(b)	533,509	114,090,900	0.9
Paychex Inc.	1,175,679	93,783,914	0.7
Twilio Inc., Class A(a)(b)	528,883	130,681,700	1.0

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

IT Services (continued)
Other securities		$639,745,847	4.8%

		1,148,954,606	8.7

Leisure Products
Other securities		24,458,408	0.2

Life Sciences Tools & Services
Mettler-Toledo International Inc.(a)(b)	102,848	99,325,456	0.8
Other securities		361,915,121	2.7

		461,240,577	3.5

Machinery
Other securities		127,891,617	1.0

Media
Other securities		118,244,026	0.9

Metals & Mining
Other securities		26,215,927	0.2

Multiline Retail
Other securities		67,320,121	0.5

Oil, Gas & Consumable Fuels
Other securities		51,327,094	0.4

Personal Products
Other securities		2,612,027	0.0

Pharmaceuticals
Other securities		81,706,577	0.6

Professional Services
CoStar Group Inc.(a)	180,983	153,565,885	1.2
IHS Markit Ltd.	1,002,850	78,733,754	0.6
Verisk Analytics Inc.	736,069	136,400,946	1.0
Other securities		139,026,230	1.1

		507,726,815	3.9

Road & Rail
Other securities		101,720,958	0.8

Semiconductors & Semiconductor Equipment
KLA Corp.	720,569	139,603,038	1.1
Microchip Technology Inc.	842,232	86,547,760	0.6
Xilinx Inc.	1,133,429	118,148,639	0.9
Other securities		365,279,114	2.8

		709,578,551	5.4

Software
ANSYS Inc.(a)(b)	397,570	130,096,831	1.0
Cadence Design Systems Inc.(a)	1,279,663	136,450,466	1.0
Coupa Software Inc.(a)(b)	307,830	84,419,299	0.6
DocuSign Inc.(a)(b)	827,658	178,145,108	1.4
Palo Alto Networks Inc.(a)	438,752	107,384,552	0.8
RingCentral Inc., Class A(a)(b)	359,590	98,747,010	0.7
Splunk Inc.(a)(b)	737,927	138,826,207	1.1

Security	Shares	Value	% of Net Assets

Software (continued)
Synopsys Inc.(a)(b)	644,795	$137,973,234	1.0%
Trade Desk Inc. (The), Class A(a)(b)	191,616	99,406,549	0.8
Other securities		1,379,643,266	10.5

		2,491,092,522	18.9

Specialty Retail
O’Reilly Automotive Inc.(a)	339,803	156,676,367	1.2
Other securities		417,750,622	3.2

		574,426,989	4.4

Technology Hardware, Storage & Peripherals
Other securities		34,208,755	0.3

Textiles, Apparel & Luxury Goods
Lululemon Athletica Inc.(a)	527,431	173,719,949	1.3
Other securities		6,026,888	0.1

		179,746,837	1.4

Trading Companies & Distributors
Fastenal Co.	2,153,632	97,107,267	0.7
Other securities		54,195,860	0.4

		151,303,127	1.1

Total Common Stocks (Cost: $9,511,416,139)		13,150,544,863	99.9

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	1,220,522,330	1,221,620,800	9.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	14,350,000	14,350,000	0.1

		1,235,970,800	9.4

Total Short-Term Investments (Cost: $1,235,392,371)		1,235,970,800	9.4

Total Investments In Securities (Cost: $10,746,808,510)		14,386,515,663	109.3

Other Assets, Less Liabilities		(1,218,405,036)	(9.3)

Net Assets		$13,168,110,627	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	32

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,081,320,894	$139,057,097	(a)	$—		$505,849	$736,960	$1,221,620,800	1,220,522,330	$3,193,226	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,629,000	—		(1,279,000	)(a)	—	—	14,350,000	14,350,000	14,494		—

						$505,849	$736,960	$1,235,970,800		$3,207,720		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	43	12/18/20	$7,207	$140,062
S&P MidCap 400 E-Mini Index	39	12/18/20	7,238	129,835

				$269,897

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$269,897

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$5,620,347

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$684,951

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$20,328,147

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,150,544,863	$—	$—	$13,150,544,863
Money Market Funds	1,235,970,800	—	—	1,235,970,800

	$14,386,515,663	$—	$—	$14,386,515,663

Derivative financial instruments(a)
Assets
Futures Contracts	$269,897	$—	$—	$269,897

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	34

Summary Schedule of Investments (unaudited) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$124,714,042	1.3%

Air Freight & Logistics
Other securities		47,510,323	0.5

Airlines
Southwest Airlines Co.	1,143,845	42,894,188	0.4
Other securities		86,900,436	0.9

		129,794,624	1.3

Auto Components
Aptiv PLC	519,874	47,662,048	0.5
Other securities		40,501,569	0.4

		88,163,617	0.9

Automobiles
Ford Motor Co.	7,570,047	50,416,513	0.5
Other securities		17,498,665	0.2

		67,915,178	0.7

Banks
Other securities		356,390,747	3.7

Beverages
Other securities		16,167,525	0.2

Biotechnology
Alexion Pharmaceuticals Inc.(a)	349,291	39,969,369	0.4
Other securities		49,000,094	0.5

		88,969,463	0.9

Building Products
Johnson Controls International PLC	1,445,715	59,057,458	0.6
Trane Technologies PLC	463,655	56,218,169	0.6
Other securities		142,940,908	1.5

		258,216,535	2.7

Capital Markets
State Street Corp.	683,233	40,536,214	0.4
T Rowe Price Group Inc.	327,608	42,005,898	0.4
Other securities		290,001,040	3.0

		372,543,152	3.8

Chemicals
Corteva Inc.	1,455,986	41,946,957	0.4
PPG Industries Inc.	457,924	55,903,362	0.6
Other securities		232,551,809	2.4

		330,402,128	3.4

Commercial Services & Supplies
Other securities		93,727,353	1.0

Communications Equipment
Motorola Solutions Inc.	296,421	46,481,777	0.5
Other securities		63,829,752	0.6

		110,311,529	1.1

Construction & Engineering
Other securities		51,257,410	0.5

Construction Materials
Other securities		70,065,582	0.7

Consumer Finance
Other securities		99,167,401	1.0

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$185,478,381	1.9%

Distributors
Other securities		42,138,949	0.4

Diversified Consumer Services
Other securities		36,886,079	0.4

Diversified Financial Services
Other securities		34,003,635	0.4

Diversified Telecommunication Services
Other securities		37,167,637	0.4

Electric Utilities
Eversource Energy	666,449	55,681,814	0.6
PPL Corp.	1,495,567	40,694,378	0.4
Xcel Energy Inc.	1,020,245	70,407,108	0.7
Other securities		232,547,833	2.4

		399,331,133	4.1

Electrical Equipment
AMETEK Inc.	444,869	44,219,979	0.4
Other securities		76,171,959	0.8

		120,391,938	1.2

Electronic Equipment, Instruments & Components
Corning Inc.	1,455,258	47,164,912	0.5
Other securities		155,421,353	1.6

		202,586,265	2.1

Energy Equipment & Services
Other securities		47,232,992	0.5

Entertainment
Other securities		31,939,905	0.3

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities Inc.	243,001	38,880,160	0.4
AvalonBay Communities Inc.	273,101	40,784,903	0.4
Realty Income Corp.	667,491	40,550,078	0.4
Welltower Inc.	811,580	44,709,942	0.5
Weyerhaeuser Co.	1,449,706	41,345,615	0.4
Other securities		756,829,471	7.8

		963,100,169	9.9

Food & Staples Retailing
Kroger Co. (The)	1,502,659	50,955,167	0.5
Other securities		26,176,732	0.3

		77,131,899	0.8

Food Products
Archer-Daniels-Midland Co.	1,075,300	49,990,697	0.5
Other securities		249,199,743	2.6

		299,190,440	3.1

Gas Utilities
Other securities		42,683,357	0.4

Health Care Equipment & Supplies
Zimmer Biomet Holdings Inc.	402,098	54,741,622	0.5
Other securities		159,546,821	1.7

		214,288,443	2.2

Health Care Providers & Services
Other securities		155,867,841	1.6

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology
Other securities		$4,625,246	0.1%

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings Inc.	529,794	45,202,024	0.5
Other securities		202,423,270	2.0

		247,625,294	2.5

Household Durables
DR Horton Inc.	641,484	48,515,435	0.5
Lennar Corp., Class A	525,154	42,894,579	0.5
Other securities		146,641,287	1.5

		238,051,301	2.5

Household Products
Other securities		22,835,681	0.2

Independent Power and Renewable Electricity Producers
Other securities		41,147,496	0.4

Industrial Conglomerates
Other securities		12,823,030	0.1

Insurance
Arthur J Gallagher & Co.	365,289	38,567,213	0.4
Prudential Financial Inc.	768,155	48,793,206	0.5
Willis Towers Watson PLC	249,710	52,144,442	0.5
Other securities		369,460,268	3.8

		508,965,129	5.2

Interactive Media & Services
Twitter Inc.(a)	1,492,868	66,432,626	0.7
Other securities		43,995,862	0.4

		110,428,488	1.1

Internet & Direct Marketing Retail
Other securities		41,699,176	0.4

IT Services
Other securities		159,764,006	1.6

Leisure Products
Other securities		56,448,538	0.6

Life Sciences Tools & Services
Agilent Technologies Inc.	548,820	55,397,891	0.6
Other securities		144,954,655	1.5

		200,352,546	2.1

Machinery
Cummins Inc.	286,134	60,420,055	0.6
Fortive Corp.(b)	577,322	43,997,710	0.5
Otis Worldwide Corp.	792,138	49,445,254	0.5
PACCAR Inc.	658,372	56,145,964	0.6
Parker-Hannifin Corp.	248,506	50,282,704	0.5
Stanley Black & Decker Inc.	299,284	48,543,865	0.5
Other securities		271,401,460	2.8

		580,237,012	6.0

Marine
Other securities		4,187,509	0.0

Media
Other securities		210,771,915	2.2

Metals & Mining
Freeport-McMoRan Inc.	2,814,125	44,012,915	0.5

Security	Shares	Value	% of Net Assets

Metals & Mining (continued)
Other securities		$54,097,744	0.5%

		98,110,659	1.0

Mortgage Real Estate Investment
Other securities		48,615,710	0.5

Multi-Utilities
Consolidated Edison Inc.	650,300	50,593,340	0.5
DTE Energy Co.	372,828	42,890,133	0.4
Public Service Enterprise Group Inc.	980,674	53,848,809	0.6
WEC Energy Group Inc.	613,088	59,408,227	0.6
Other securities		115,848,484	1.2

		322,588,993	3.3

Multiline Retail
Other securities		30,850,589	0.3

Oil, Gas & Consumable Fuels
Williams Companies Inc. (The)	2,360,084	46,375,650	0.5
Other securities		237,578,204	2.4

		283,953,854	2.9

Personal Products
Other securities		13,590,476	0.1

Pharmaceuticals
Other securities		102,712,191	1.1

Professional Services
Other securities		88,735,153	0.9

Real Estate Management & Development
Other securities		44,341,189	0.5

Road & Rail
Other securities		90,822,128	0.9

Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	1,279,427	50,793,252	0.5
Skyworks Solutions Inc.	323,648	47,090,784	0.5
Other securities		117,628,703	1.2

		215,512,739	2.2

Software
Other securities		121,766,152	1.3

Specialty Retail
Best Buy Co. Inc.	362,771	40,372,785	0.4
Other securities		154,542,512	1.6

		194,915,297	2.0

Technology Hardware, Storage & Peripherals
HP Inc.	2,778,132	52,756,727	0.6
Other securities		68,521,778	0.7

		121,278,505	1.3

Textiles, Apparel & Luxury Goods
VF Corp.	589,427	41,407,247	0.4
Other securities		66,082,406	0.7

		107,489,653	1.1

Thrifts & Mortgage Finance
Other securities		14,436,405	0.2

Trading Companies & Distributors
Other securities		86,759,341	0.9

Transportation Infrastructure
Other securities		3,837,364	0.0

S C H E D U L E O F I N V E S T M E N T S	36

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Water Utilities
American Water Works Co. Inc.	351,715	$50,956,469	0.5%
Other securities		17,475,423	0.2

		68,431,892	0.7

Wireless Telecommunication Services
Other securities		4,428,904	0.1

Total Common Stocks (Cost: $9,605,107,253)		9,697,875,233	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	309,701,890	309,980,621	3.2
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	14,350,000	14,350,000	0.1

		324,330,621	3.3

Total Short-Term Investments (Cost: $324,004,566)		324,330,621	3.3

Total Investments In Securities (Cost: $9,929,111,819)		10,022,205,854	103.0

Other Assets, Less Liabilities		(291,791,244)	(3.0)

Net Assets		$9,730,414,610	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$449,428,351	$—	$(139,931,296	)(a)	$112,160	$371,406	$309,980,621	309,701,890	$1,397,789	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,530,000	—	(180,000	)(a)	—	—	14,350,000	14,350,000	13,720		—

					$112,160	$371,406	$324,330,621		$1,411,509		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	56	12/18/20	$ 9,385	$60,023
S&P MidCap 400 E-Mini Index	118	12/18/20	21,900	86,309

				$146,332

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$146,332

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$6,208,283

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$382,397

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$34,901,447

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,697,875,233	$—	$—	$9,697,875,233
Money Market Funds	324,330,621	—	—	324,330,621

	$10,022,205,854	$—	$—	$10,022,205,854

Derivative financial instruments(a)
Assets
Futures Contracts	$146,332	$—	$—	$146,332

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	38

Statements of Assets and Liabilities (unaudited)

September 30, 2020

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$718,613,434	$2,779,092	$60,523,906	$9,442,385,736
Affiliated(c)	140,283,088	—	92,577,471	342,329,709
Cash	9,638	5,241	4,848	7,141
Cash pledged:
Futures contracts	135,710	—	29,000	1,540,459
Receivables:
Investments sold	1,473,068	—	—	120,616
Securities lending income — Affiliated	339,422	—	17,355	111,051
Variation margin on futures contracts	—	—	110	88,498
Dividends	494,276	3,324	75,177	6,970,942

Total assets	861,348,636	2,787,657	153,227,867	9,793,554,152

LIABILITIES
Collateral on securities loaned, at value	138,974,015	—	47,998,147	305,081,881
Payables:
Investments purchased	1,932,759	—	—	275,429
Variation margin on futures contracts	2,757	25	—	—
Capital shares redeemed	388,196	—	—	3,278
Investment advisory fees	364,819	345	5,535	1,588,800

Total liabilities	141,662,546	370	48,003,682	306,949,388

NET ASSETS	$719,686,090	$2,787,287	$105,224,185	$9,486,604,764

NET ASSETS CONSIST OF:
Paid-in capital	$975,839,739	$3,044,436	$98,560,768	$6,815,989,262
Accumulated earnings (loss)	(256,153,649)	(257,149)	6,663,417	2,670,615,502

NET ASSETS	$719,686,090	$2,787,287	$105,224,185	$9,486,604,764

Shares outstanding	7,950,000	100,000	2,350,000	48,400,000

Net asset value	$90.53	$27.87	$44.78	$196.00

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$132,540,815	$—	$47,169,142	$301,477,353
(b) Investments, at cost — Unaffiliated	$802,875,191	$2,948,608	$56,067,974	$7,237,180,815
(c) Investments, at cost — Affiliated	$140,169,925	$—	$90,776,134	$336,362,469

See notes to financial statements.

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2020

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$20,703,950,683	$13,150,544,863	$9,697,875,233
Affiliated(c)	1,075,742,753	1,235,970,800	324,330,621
Cash	51,127	84,791	12,818
Cash pledged:
Futures contracts	4,011,420	1,158,990	2,343,590
Receivables:
Investments sold	—	—	115
Securities lending income — Affiliated	298,046	335,921	100,369
Variation margin on futures contracts	308,828	87,316	172,031
Capital shares sold	154,592	16,411	—
Dividends	25,198,515	3,375,801	17,241,519

Total assets	21,809,715,964	14,391,574,893	10,042,076,296

LIABILITIES
Collateral on securities loaned, at value	1,046,527,206	1,220,974,639	309,604,409
Payables:
Capital shares redeemed	—	—	127,255
Investment advisory fees	3,210,379	2,489,627	1,930,022

Total liabilities	1,049,737,585	1,223,464,266	311,661,686

NET ASSETS	$20,759,978,379	$13,168,110,627	$9,730,414,610

NET ASSETS CONSIST OF:
Paid-in capital	$16,588,378,625	$9,476,105,368	$10,638,828,275
Accumulated earnings (loss)	4,171,599,754	3,692,005,259	(908,413,665)

NET ASSETS	$20,759,978,379	$13,168,110,627	$9,730,414,610

Shares outstanding	361,650,000	76,200,000	120,250,000

Net asset value	$57.40	$172.81	$80.92

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$1,030,478,300	$1,201,765,403	$305,215,496
(b) Investments, at cost — Unaffiliated	$16,214,277,178	$9,511,416,139	$9,605,107,253
(c) Investments, at cost — Affiliated	$1,074,819,901	$1,235,392,371	$324,004,566

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	40

Statements of Operations (unaudited)

Six Months Ended September 30, 2020

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,792,445	$45,882	$385,662	$79,893,087
Dividends — Affiliated	984	—	268,463	355,169
Securities lending income — Affiliated — net	2,192,108	—	128,106	1,063,590
Foreign taxes withheld	552	—	(164)	(7,264)

Total investment income	5,986,089	45,882	782,067	81,304,582

EXPENSES
Investment advisory fees	2,087,391	2,742	57,523	9,331,928
Miscellaneous	264	264	264	264

Total expenses	2,087,655	3,006	57,787	9,332,192

Less:
Investment advisory fees waived	—	—	(31,347)	—

Total expenses after fees waived	2,087,655	3,006	26,440	9,332,192

Net investment income	3,898,434	42,876	755,627	71,972,390

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(14,331,174)	(34,101)	(330,697)	(47,296,576)
Investments — Affiliated	19,479	—	(23,401)	111,896
In-kind redemptions — Unaffiliated	14,005,344	34,274	824,461	683,211,779
In-kind redemptions — Affiliated	—	—	409,919	1,641,517
Futures contracts	550,709	—	35,522	6,445,657

Net realized gain	244,358	173	915,804	644,114,273

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	193,750,025	796,076	10,535,243	1,852,730,062
Investments — Affiliated	121,999	—	6,732,828	3,895,073
Futures contracts	(149,541)	—	1,865	959,533

Net change in unrealized appreciation (depreciation)	193,722,483	796,076	17,269,936	1,857,584,668

Net realized and unrealized gain	193,966,841	796,249	18,185,740	2,501,698,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,865,275	$839,125	$18,941,367	$2,573,671,331

See notes to financial statements.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$165,999,913	$39,062,856	$113,242,011
Dividends — Affiliated	29,811	14,494	13,720
Securities lending income — Affiliated — net	3,584,097	3,193,226	1,397,789
Foreign taxes withheld	(21,980)	—	(17,946)

Total investment income	169,591,841	42,270,576	114,635,574

EXPENSES
Investment advisory fees	18,575,807	14,350,172	11,360,501
Miscellaneous	264	264	264

Total expenses	18,576,071	14,350,436	11,360,765

Net investment income	151,015,770	27,920,140	103,274,809

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(719,418,599)	(627,994,862)	(563,457,163)
Investments — Affiliated	235,263	505,849	112,160
In-kind redemptions — Unaffiliated	1,097,056,189	1,125,561,434	235,122,907
Futures contracts	15,942,247	5,620,347	6,208,283

Net realized gain (loss)	393,815,100	503,692,768	(322,013,813)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	4,798,068,079	3,430,928,586	2,446,769,313
Investments — Affiliated	1,036,162	736,960	371,406
Futures contracts	1,221,555	684,951	382,397

Net change in unrealized appreciation (depreciation)	4,800,325,796	3,432,350,497	2,447,523,116

Net realized and unrealized gain	5,194,140,896	3,936,043,265	2,125,509,303

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,345,156,666	$3,963,963,405	$2,228,784,112

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	42

Statements of Changes in Net Assets

	iShares Micro-Cap ETF		iShares Russell 1000 Pure U.S. Revenue ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,898,434	$8,536,985	$42,876	$157,047
Net realized gain	244,358	5,465,961	173	717,679
Net change in unrealized appreciation (depreciation)	193,722,483	(222,246,254)	796,076	(1,200,277)

Net increase (decrease) in net assets resulting from operations	197,865,275	(208,243,308)	839,125	(325,551)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,277,511)	(10,775,983)	(41,102)	(164,204)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(36,107,939)	(101,109,362)	(1,422,764)	(7,107,733)

NET ASSETS
Total increase (decrease) in net assets	157,479,825	(320,128,653)	(624,741)	(7,597,488)
Beginning of period	562,206,265	882,334,918	3,412,028	11,009,516

End of period	$719,686,090	$562,206,265	$2,787,287	$3,412,028

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell 2500 ETF		iShares Russell 3000 ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$755,627	$627,632	$71,972,390	$161,699,593
Net realized gain	915,804	1,039,387	644,114,273	608,063,430
Net change in unrealized appreciation (depreciation)	17,269,936	(12,835,025)	1,857,584,668	(1,515,859,544)

Net increase (decrease) in net assets resulting from operations	18,941,367	(11,168,006)	2,573,671,331	(746,096,521)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(693,029)	(661,019)	(68,883,337)	(180,570,072)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	44,955,089	18,547,782	(1,249,171,477)	(221,389,911)

NET ASSETS
Total increase (decrease) in net assets	63,203,427	6,718,757	1,255,616,517	(1,148,056,504)
Beginning of period	42,020,758	35,302,001	8,230,988,247	9,379,044,751

End of period	$105,224,185	$42,020,758	$9,486,604,764	$8,230,988,247

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	44

Statements of Changes in Net Assets (continued)

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$151,015,770	$324,106,903	$27,920,140	$71,657,901
Net realized gain	393,815,100	820,184,892	503,692,768	957,120,415
Net change in unrealized appreciation (depreciation)	4,800,325,796	(4,768,589,361)	3,432,350,497	(1,962,174,472)

Net increase (decrease) in net assets resulting from operations	5,345,156,666	(3,624,297,566)	3,963,963,405	(933,396,156)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(138,151,038)	(334,766,368)	(31,357,685)	(67,491,485)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(200,618,130)	1,119,118,719	(118,138,642)	136,666,351

NET ASSETS
Total increase (decrease) in net assets	5,006,387,498	(2,839,945,215)	3,814,467,078	(864,221,290)
Beginning of period	15,753,590,881	18,593,536,096	9,353,643,549	10,217,864,839

End of period	$20,759,978,379	$15,753,590,881	$13,168,110,627	$9,353,643,549

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell Mid-Cap Value ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$103,274,809	$238,912,892
Net realized gain (loss)	(322,013,813)	614,528,090
Net change in unrealized appreciation (depreciation)	2,447,523,116	(3,295,370,075)

Net increase (decrease) in net assets resulting from operations	2,228,784,112	(2,441,929,093)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(96,177,929)	(254,132,611)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(604,136,492)	(320,000,389)

NET ASSETS
Total increase (decrease) in net assets	1,528,469,691	(3,016,062,093)
Beginning of period	8,201,944,919	11,218,007,012

End of period	$9,730,414,610	$8,201,944,919

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	46

Financial Highlights

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$67.33		$92.88	$96.11	$85.68	$68.00	$79.25

Net investment income(a)	0.47		0.94	0.89	0.79	0.85	0.96
Net realized and unrealized gain (loss)(b)	23.25		(25.28)	(3.24)	10.68	17.82	(11.18)

Net increase (decrease) from investment operations	23.72		(24.34)	(2.35)	11.47	18.67	(10.22)

Distributions(c)
From net investment income		(0.52)	(1.21)	(0.88)	(1.04)	(0.99)	(1.03)

Total distributions		(0.52)	(1.21)	(0.88)	(1.04)	(0.99)	(1.03)

Net asset value, end of period	$90.53		$67.33	$92.88	$96.11	$85.68	$68.00

Total Return
Based on net asset value	35.28	%(d)	(26.47)%	(2.48)%	13.43%	27.60%	(12.98)%

Ratios to Average Net Assets
Total expenses	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	1.12	%(e)	1.03%	0.91%	0.86%	1.09%	1.29%

Supplemental Data
Net assets, end of period (000)	$719,686		$562,206	$882,335	$879,375	$852,535	$693,633

Portfolio turnover rate(f)	32	%(d)	24%	25%	22%	21%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Pure U.S. Revenue ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Period From 08/08/17 to 03/31/18	(a)

Net asset value, beginning of period	$22.75		$ 27.52	$ 26.10	$24.97

Net investment income(b)	0.31		0.62	0.59	0.36
Net realized and unrealized gain (loss)(c)	5.15		(4.61)	1.48	1.03

Net increase (decrease) from investment operations	5.46		(3.99)	2.07	1.39

Distributions(d)
From net investment income		(0.34)	(0.78)	(0.65)	(0.26)

Total distributions		(0.34)	(0.78)	(0.65)	(0.26)

Net asset value, end of period	$27.87		$ 22.75	$ 27.52	$26.10

Total Return
Based on net asset value	24.08	%(e)	(14.94)%	8.00%	5.59	%(e)

Ratios to Average Net Assets
Total expenses	0.16	%(f)	0.15%	0.15%	0.15	%(f)

Net investment income	2.35	%(f)	2.19%	2.18%	2.09	%(f)

Supplemental Data
Net assets, end of period (000)	$2,787		$ 3,412	$11,010	$9,135

Portfolio turnover rate(g)	9	%(e)	23%	12%	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	48

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2500 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Period From 07/06/17 to 03/31/18	(a)

Net asset value, beginning of period	$33.62		$44.13	$43.24	$39.34

Net investment income(b)	0.42		0.72	0.65	0.42
Net realized and unrealized gain (loss)(c)	11.07		(10.50)	1.22	3.88

Net increase (decrease) from investment operations	11.49		(9.78)	1.87	4.30

Distributions(d)
From net investment income		(0.33)	(0.73)	(0.62)	(0.40)
From net realized gain	—		—	(0.36)	—
Return of capital	—		—	—	(0.00	)(e)

Total distributions		(0.33)	(0.73)	(0.98)	(0.40)

Net asset value, end of period	$44.78		$33.62	$44.13	$43.24

Total Return
Based on net asset value	34.21	%(f)	(22.47)%	4.49%	10.96	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.15	%(h)	0.15%	0.15%	0.15	%(h)

Total expenses after fees waived(g)	0.07	%(h)	0.07%	0.06%	0.07	%(h)

Net investment income	1.97	%(h)	1.60%	1.49%	1.37	%(h)

Supplemental Data
Net assets, end of period (000)	$105,224		$42,021	$35,302	$6,486

Portfolio turnover rate(i)(j)	18	%(f)	14%	12%	5	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$148.31		$166.74	$156.30	$139.89	$120.86	$123.93

Net investment income(a)	1.40		2.91	2.78	2.53	2.34	2.23
Net realized and unrealized gain (loss)(b)	47.66		(18.04)	10.52	16.45	19.07	(2.84)

Net increase (decrease) from investment operations	49.06		(15.13)	13.30	18.98	21.41	(0.61)

Distributions(c)
From net investment income		(1.37)	(3.30)	(2.86)	(2.57)	(2.38)	(2.46)

Total distributions		(1.37)	(3.30)	(2.86)	(2.57)	(2.38)	(2.46)

Net asset value, end of period	$196.00		$148.31	$166.74	$156.30	$139.89	$120.86

Total Return
Based on net asset value	33.14	%(d)	(9.29)%	8.59%	13.64%	17.87%	(0.47)%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.54	%(e)	1.69%	1.72%	1.68%	1.81%	1.85%

Supplemental Data
Net assets, end of period (000)	$9,486,605		$8,230,988	$9,379,045	$8,182,126	$7,379,312	$6,012,841

Portfolio turnover rate(f)	2	%(d)	5%	5%	4%	4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	50

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF

	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of period	$43.20		$53.93	$51.61	$46.82	$40.76	$43.27

Net investment income(b)	0.41		0.91	0.81	0.76	0.68	0.65
Net realized and unrealized gain (loss)(c)	14.17		(10.71)	2.44	4.84	6.12	(2.46)

Net increase (decrease) from investment operations	14.58		(9.80)	3.25	5.60	6.80	(1.81)

Distributions(d)
From net investment income		(0.38)	(0.93)	(0.93)	(0.81)	(0.74)	(0.70)

Total distributions		(0.38)	(0.93)	(0.93)	(0.81)	(0.74)	(0.70)

Net asset value, end of period	$57.40		$43.20	$53.93	$51.61	$46.82	$40.76

Total Return
Based on net asset value	33.80	%(e)	(18.44)%	6.38%	12.02%	16.79%	(4.18)%

Ratios to Average Net Assets
Total expenses	0.19	%(f)	0.19%	0.19%	0.20%	0.20%	0.20%

Net investment income	1.54	%(f)	1.63%	1.55%	1.53%	1.56%	1.58%

Supplemental Data
Net assets, end of period (000)	$20,759,978		$15,753,591	$18,593,536	$16,988,034	$15,468,666	$12,171,212

Portfolio turnover rate(g)	11	%(e)	10%	11%	10%	11%	11%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF

	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$121.71		$135.61	$122.92	$103.80	$92.16	$97.98

Net investment income(a)	0.36		0.94	1.12	0.96	0.91	0.96
Net realized and unrealized gain (loss)(b)	51.15		(13.95)	12.69	19.16	11.78	(5.78)

Net increase (decrease) from investment operations	51.51		(13.01)	13.81	20.12	12.69	(4.82)

Distributions(c)
From net investment income		(0.41)	(0.89)	(1.12)	(1.00)	(1.05)	(1.00)

Total distributions		(0.41)	(0.89)	(1.12)	(1.00)	(1.05)	(1.00)

Net asset value, end of period	$172.81		$121.71	$135.61	$122.92	$103.80	$92.16

Total Return
Based on net asset value	42.35	%(d)	(9.67)%	11.28%	19.46%	13.85%	(4.91)%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	0.46	%(e)	0.65%	0.88%	0.84%	0.94%	1.03%

Supplemental Data
Net assets, end of period (000)	$13,168,111		$9,353,644	$10,217,865	$8,561,654	$7,240,120	$6,059,739

Portfolio turnover rate(f)	22	%(d)	23%	20%	24%	27%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	52

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF

	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of period	$64.10		$86.86	$86.44	$83.02	$70.95	$75.23

Net investment income(a)	0.83		1.93	1.67	1.69	1.55	1.45
Net realized and unrealized gain (loss)(b)	16.77		(22.63)	0.70	3.48	12.18	(4.16)

Net increase (decrease) from investment operations	17.60		(20.70)	2.37	5.17	13.73	(2.71)

Distributions(c)
From net investment income		(0.78)	(2.06)	(1.95)	(1.75)	(1.66)	(1.57)

Total distributions		(0.78)	(2.06)	(1.95)	(1.75)	(1.66)	(1.57)

Net asset value, end of period	$80.92		$64.10	$86.86	$86.44	$83.02	$70.95

Total Return
Based on net asset value	27.51	%(d)	(24.28)%	2.78%	6.28%	19.51%	(3.56)%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	2.16	%(e)	2.18%	1.93%	1.98%	2.00%	2.05%

Supplemental Data
Net assets, end of period (000)	$9,730,415		$8,201,945	$11,218,007	$10,533,292	$9,555,303	$6,850,265

Portfolio turnover rate(f)	24	%(d)	20%	25%	20%	21%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Micro-Cap	Diversified
Russell 1000 Pure U.S. Revenue(a)	Diversified
Russell 2500	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Currently the iShares Russell 2500 ETF seek to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	54

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Micro-Cap
Barclays Bank PLC	$6,277,126	$6,277,126		$—	$—
Barclays Capital Inc.	3,758,636	3,758,636		—	—
BMO Capital Markets	28,560	28,560		—	—
BNP Paribas Prime Brokerage International Ltd.	7,707,900	7,707,900		—	—
BNP Paribas Securities Corp.	493,644	493,644		—	—
BofA Securities, Inc.	12,620,533	12,620,533		—	—
Citadel Clearing LLC	315,303	315,303		—	—
Citigroup Global Markets Inc.	9,556,604	9,556,604		—	—
Credit Suisse Securities (USA) LLC	3,365,189	3,365,189		—	—
Deutsche Bank Securities Inc.	2,125,319	2,125,319		—	—
Goldman Sachs & Co.	11,628,273	11,628,273		—	—
HSBC Bank PLC	763,394	763,394		—	—
Jefferies LLC	3,643,166	3,643,166		—	—
JPMorgan Securities LLC	32,144,826	32,144,826		—	—
Mizuho Securities USA Inc.	140,205	140,205		—	—
Morgan Stanley & Co. LLC	16,823,005	16,823,005		—	—
National Financial Services LLC	8,432,410	8,432,410		—	—
Nomura Securities International Inc.	32,991	32,991		—	—
RBC Capital Markets LLC	7,021	7,021		—	—
Scotia Capital (USA) Inc.	492,442	492,442		—	—
SG Americas Securities LLC	803,366	803,366		—	—
State Street Bank & Trust Company	1,299,929	1,299,929		—	—
TD Prime Services LLC	754,576	754,576		—	—
UBS AG	2,688,060	2,688,060		—	—
UBS Securities LLC	3,630,997	3,630,997		—	—
Virtu Americas LLC	112,470	110,136		—	(2,334	)(b)
Wells Fargo Securities LLC	2,894,870	2,894,870		—	—

	$132,540,815	$132,538,481		$—	$(2,334)

Russell 2500
Barclays Bank PLC	$230,358	$230,358		$—	$—
BofA Securities, Inc.	5,686,645	5,686,645		—	—
Citadel Clearing LLC	60,522	60,522		—	—
Citigroup Global Markets Inc.	95,834	95,834		—	—
Credit Suisse Securities (USA) LLC	12,045,924	12,045,924		—	—
ING Financial Markets LLC	95,465	94,691		—	(774	)(b)
Jefferies LLC	21,626,653	21,626,653		—	—
JPMorgan Securities LLC	215,143	215,143		—	—
TD Prime Services LLC	492,150	492,150		—	—
UBS AG	471,868	471,868		—	—
Wells Fargo Securities LLC	6,148,580	6,148,580		—	—

	$47,169,142	$47,168,368		$—	$(774)

N O T E S T O F I N A N C I A L S T A T E M E N T S	56

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell 3000
Barclays Bank PLC	$106,275,089	$106,244,184		$—	$(30,905	)(b)
Barclays Capital Inc.	4,971,472	4,971,472		—	—
BNP Paribas Prime Brokerage International Ltd.	18,298,799	18,298,799		—	—
BNP Paribas Securities Corp.	5,283,863	5,283,863		—	—
BofA Securities, Inc.	8,038,447	7,764,934		—	(273,513	)(b)
Citadel Clearing LLC	435,371	431,036		—	(4,335	)(b)
Citigroup Global Markets Inc.	23,728,680	23,728,680		—	—
Credit Suisse Securities (USA) LLC	1,712,076	1,712,076		—	—
Deutsche Bank Securities Inc.	540,496	540,496		—	—
Goldman Sachs & Co.	20,193,960	20,193,960		—	—
HSBC Bank PLC	713,867	711,316		—	(2,551	)(b)
Jefferies LLC	1,860,593	1,860,593		—	—
JPMorgan Securities LLC	26,838,513	26,838,513		—	—
Mizuho Securities USA Inc.	114,906	114,906		—	—
Morgan Stanley & Co. LLC	19,092,141	19,092,141		—	—
National Financial Services LLC	8,203,253	8,203,253		—	—
RBC Capital Markets LLC	256,325	256,325		—	—
Scotia Capital (USA) Inc.	313,033	313,033		—	—
SG Americas Securities LLC	30,971,242	30,971,242		—	—
State Street Bank & Trust Company	3,095,529	3,095,529		—	—
TD Prime Services LLC	866,785	866,785		—	—
UBS AG	12,908,375	12,908,375		—	—
UBS Securities LLC	2,638,775	2,638,775		—	—
Wells Fargo Securities LLC	4,125,763	4,125,763		—	—

	$301,477,353	$301,166,049		$—	$(311,304)

Russell Mid-Cap
Barclays Bank PLC	$76,739,811	$76,739,811		$—	$—
Barclays Capital Inc.	19,048,655	19,048,655		—	—
BNP Paribas Prime Brokerage International Ltd.	86,010,887	86,010,887		—	—
BNP Paribas Securities Corp.	4,024,845	4,024,845		—	—
BofA Securities, Inc.	80,129,358	80,129,358		—	—
Citigroup Global Markets Inc.	64,440,465	64,440,465		—	—
Credit Suisse Securities (USA) LLC	9,062,377	9,062,377		—	—
Deutsche Bank Securities Inc.	179,789	179,789		—	—
Goldman Sachs & Co.	150,028,267	150,028,267		—	—
HSBC Bank PLC	11,589,341	11,589,341		—	—
ING Financial Markets LLC	389,104	389,104		—	—
Jefferies LLC	5,550,065	5,550,065		—	—
JPMorgan Securities LLC	219,703,009	219,703,009		—	—
Mizuho Securities USA Inc.	8,171	8,135		—	(36	)(b)
Morgan Stanley & Co. LLC	167,655,090	167,655,090		—	—
National Financial Services LLC	3,100,842	3,100,842		—	—
Nomura Securities International Inc.	10,909,517	10,909,517		—	—
RBC Capital Markets LLC	84,036	81,634		—	(2,402	)(b)
Scotia Capital (USA) Inc.	361,523	361,523		—	—
SG Americas Securities LLC	24,812,163	24,812,163		—	—
State Street Bank & Trust Company	29,871,623	29,871,623		—	—
TD Prime Services LLC	16,066,764	16,066,764		—	—
UBS AG	32,973,162	32,973,162		—	—
UBS Securities LLC	15,058,566	15,058,566		—	—
Virtu Americas LLC	704,560	704,560		—	—
Wells Fargo Securities LLC	1,976,310	1,967,392		—	(8,918	)(b)

	$1,030,478,300	$1,030,466,944		$—	$(11,356)

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell Mid-Cap Growth
Barclays Bank PLC	$107,769,054	$107,769,054		$—	$—
Barclays Capital Inc.	1,879,309	1,879,309		—	—
BNP Paribas Prime Brokerage International Ltd.	72,899,650	72,899,650		—	—
BNP Paribas Securities Corp.	38,441,891	38,441,891		—	—
BofA Securities, Inc.	159,495,561	159,495,561		—	—
Citigroup Global Markets Inc.	85,740,920	85,740,920		—	—
Credit Suisse Securities (USA) LLC	25,315,262	25,315,262		—	—
Deutsche Bank Securities Inc.	50,292	50,292		—	—
Goldman Sachs & Co.	105,692,885	105,692,885		—	—
HSBC Bank PLC	20,979,433	20,979,433		—	—
JPMorgan Securities LLC	125,990,434	125,990,434		—	—
Mizuho Securities USA Inc.	1,797,820	1,790,284		—	(7,536	)(b)
Morgan Stanley & Co. LLC	288,638,884	288,638,884		—	—
National Financial Services LLC	48,809,329	48,809,329		—	—
Natixis Securities Americas LLC	941,940	941,940		—	—
Nomura Securities International Inc.	1,613,132	1,613,132		—	—
RBC Capital Markets LLC	318,328	318,328		—	—
Scotia Capital (USA) Inc.	2,235	2,235		—	—
SG Americas Securities LLC	2,185,342	2,185,342		—	—
State Street Bank & Trust Company	4,569,712	4,569,712		—	—
TD Prime Services LLC	1,143,224	1,143,224		—	—
UBS AG	81,450,615	80,180,296		—	(1,270,319	)(b)
UBS Securities LLC	10,935,007	10,935,007		—	—
Virtu Americas LLC	1,065,398	1,065,398		—	—
Wells Fargo Bank, National Association	11,061,042	11,061,042		—	—
Wells Fargo Securities LLC	2,978,704	2,978,704		—	—

	$1,201,765,403	$1,200,487,548		$—	$(1,277,855)

Russell Mid-Cap Value
Barclays Bank PLC	$31,600,072	$31,600,072		$—	$—
Barclays Capital Inc.	1,169,714	1,169,714		—	—
BMO Capital Markets	9,330	9,330		—	—
BNP Paribas Prime Brokerage International Ltd.	13,809,406	13,809,406		—	—
BNP Paribas Securities Corp.	2,633,640	2,633,640		—	—
BofA Securities, Inc.	15,011,198	15,011,198		—	—
Citigroup Global Markets Inc.	38,573,251	38,573,251		—	—
Credit Suisse Securities (USA) LLC	6,170,937	6,170,937		—	—
Deutsche Bank Securities Inc.	8,547	8,547		—	—
Goldman Sachs & Co.	49,005,707	49,005,707		—	—
HSBC Bank PLC	11,997,583	11,997,583		—	—
ING Financial Markets LLC	2,395,501	2,395,501		—	—
Jefferies LLC	2,261,349	2,261,349		—	—
JPMorgan Securities LLC	69,461,300	69,461,300		—	—
Mizuho Securities USA Inc.	625,312	623,121		—	(2,191	)(b)
Morgan Stanley & Co. LLC	12,755,252	12,755,252		—	—
National Financial Services LLC	4,679,405	4,679,405		—	—
Nomura Securities International Inc.	4,775,572	4,775,572		—	—
RBC Capital Markets LLC	263,014	263,014		—	—
SG Americas Securities LLC	3,199,141	3,199,141		—	—
State Street Bank & Trust Company	1,720,167	1,720,167		—	—
TD Prime Services LLC	4,675,752	4,675,752		—	—
UBS AG	7,243,796	6,831,746		—	(412,050	)(b)
UBS Securities LLC	7,633,978	7,633,978		—	—
Wells Fargo Securities LLC	13,536,572	13,536,572		—	—

	$305,215,496	$304,801,255		$—	$(414,241)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	58

Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 1000 Pure U.S. Revenue	0.15
Russell 2500	0.15
Russell 3000	0.20

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

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Notes to Financial Statements (unaudited) (continued)

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Micro-Cap	$757,538
Russell 2500	47,180
Russell 3000	400,228
Russell Mid-Cap	1,390,354
Russell Mid-Cap Growth	1,257,915
Russell Mid-Cap Value	532,713

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	60

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Micro-Cap	$41,216,186	$135,604,563	$50,466,473
Russell 1000 Pure U.S. Revenue	67,366	134,273	(10,613)
Russell 2500	179,301	114,273	(39,639)
Russell 3000	18,484,034	55,962,938	(1,612,925)
Russell Mid-Cap	745,064,880	821,317,677	(391,376,960)
Russell Mid-Cap Growth	1,457,290,724	1,491,357,244	(353,848,469)
Russell Mid-Cap Value	1,480,622,220	667,468,854	(279,955,179)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$220,726,000	$220,660,245
Russell 1000 Pure U.S. Revenue	323,007	349,241
Russell 2500	14,151,834	14,067,472
Russell 3000	222,341,923	197,684,828
Russell Mid-Cap	2,136,906,076	2,144,877,577
Russell Mid-Cap Growth	2,680,545,153	2,683,519,218
Russell Mid-Cap Value	2,237,411,006	2,220,075,697

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Micro-Cap	$10,203,210	$44,810,010
Russell 1000 Pure U.S. Revenue	—	1,398,886
Russell 2500	50,369,929	5,684,278
Russell 3000	191,026,392	1,431,710,955
Russell Mid-Cap	1,967,247,191	2,139,620,443
Russell Mid-Cap Growth	3,070,777,922	3,178,192,712
Russell Mid-Cap Value	340,956,797	941,165,022

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Micro-Cap	$118,564,283
Russell 1000 Pure U.S. Revenue	67,120
Russell 2500	243,250
Russell 3000	39,413,905
Russell Mid-Cap	148,780,438
Russell Mid-Cap Growth	301,752,321
Russell Mid-Cap Value	230,157,067

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Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Micro-Cap	$969,546,046	$120,204,627	$(230,831,427)	$(110,626,800)
Russell 1000 Pure U.S. Revenue	2,964,050	332,145	(517,103)	(184,958)
Russell 2500	146,943,358	8,525,089	(2,361,371)	6,163,718
Russell 3000	7,672,035,187	3,144,841,774	(1,032,049,197)	2,112,792,577
Russell Mid-Cap	17,523,758,920	6,294,712,276	(2,038,388,206)	4,256,324,070
Russell Mid-Cap Growth	10,792,245,347	3,774,545,945	(180,005,732)	3,594,540,213
Russell Mid-Cap Value	10,068,702,938	1,414,666,240	(1,461,016,992)	(46,350,752)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

N O T E S T O F I N A N C I A L S T A T E M E N T S	62

Notes to Financial Statements (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Micro-Cap
Shares sold	150,000	$10,520,338	1,800,000	$158,686,376
Shares redeemed	(550,000)	(46,628,277)	(2,950,000)	(259,795,738)

Net decrease	(400,000)	$(36,107,939)	(1,150,000)	$(101,109,362)

Russell 1000 Pure U.S. Revenue
Shares sold	—	$—	50,000	$1,383,209
Shares redeemed	(50,000)	(1,422,764)	(300,000)	(8,490,942)

Net decrease	(50,000)	$(1,422,764)	(250,000)	$(7,107,733)

Russell 2500
Shares sold	1,250,000	$50,653,467	900,000	$36,242,168
Shares redeemed	(150,000)	(5,698,378)	(450,000)	(17,694,386)

Net increase	1,100,000	$44,955,089	450,000	$18,547,782

Russell 3000
Shares sold	1,050,000	$192,018,450	6,750,000	$1,097,978,592
Shares redeemed	(8,150,000)	(1,441,189,927)	(7,500,000)	(1,319,368,503)

Net decrease	(7,100,000)	$(1,249,171,477)	(750,000)	$(221,389,911)

Russell Mid-Cap
Shares sold	38,500,000	$1,976,057,473	55,650,000	$3,067,836,218
Shares redeemed	(41,550,000)	(2,176,675,603)	(35,750,000)	(1,948,717,499)

Net increase (decrease)	(3,050,000)	$(200,618,130)	19,900,000	$1,119,118,719

Russell Mid-Cap Growth
Shares sold	20,050,000	$3,085,457,590	23,850,000	$3,291,759,238
Shares redeemed	(20,700,000)	(3,203,596,232)	(22,350,000)	(3,155,092,887)

Net increase (decrease)	(650,000)	$(118,138,642)	1,500,000	$136,666,351

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Russell Mid-Cap Value
Shares sold	4,800,000	$343,019,558	36,250,000	$2,950,274,614
Shares redeemed	(12,500,000)	(947,156,050)	(37,450,000)	(3,270,275,003)

Net decrease	(7,700,000)	$(604,136,492)	(1,200,000)	$(320,000,389)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 3000 ETF, iShares Russell MidCap ETF and iShares Russell MidCap Value ETF received proceeds of $518,568, $2,662,268 and $4,836,058, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On September 17, 2020, the Board approved a two-for-one stock split for the iShares Russell Mid-Cap Growth ETF, effective after the close of trading on December 4, 2020. The impact of the stock split will be to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	64

Board Review and Approval of Investment Advisory Contract

iShares Micro-Cap ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 1000 Pure U.S. Revenue ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 2500 ETF, iShares Russell 3000 ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with

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independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell Mid-Cap ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent

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counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell Mid-Cap Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent

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counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell Mid-Cap Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	74

Board Review and Approval of Investment Advisory Contract (continued)

extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

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Board Review and Approval of Investment Advisory Contract (continued)

relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	76

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Micro-Cap(a)	$0.494834	$—	$0.029644	$0.524478	94%	—%	6%	100%
Russell 1000 Pure U.S. Revenue(a)	0.332460	—	0.010618	0.343078	97	—	3	100
Russell 2500(a)	0.247906	—	0.079185	0.327091	76	—	24	100
Russell 3000(a)	1.342204	—	0.024208	1.366412	98	—	2	100
Russell Mid-Cap(a)	0.363892	—	0.016710	0.380602	96	—	4	100
Russell Mid-Cap Growth(a)	0.404580	—	0.005071	0.409651	99	—	1	100
Russell Mid-Cap Value(a)	0.730053	—	0.054581	0.784634	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

77	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	78

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-306-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Focused Value Factor ETF | FOVL | NYSE Arca

•	iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX

•	iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca

•	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca

•	iShares U.S. Home Construction ETF | ITB | Cboe BZX

•	iShares U.S. Infrastructure ETF | IFRA | Cboe BZX

•	iShares U.S. Insurance ETF | IAK | NYSE Arca

•	iShares U.S. Medical Devices ETF | IHI | NYSE Arca

•	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX

•	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca

•	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca

•	iShares U.S. Real Estate ETF | IYR | NYSE Arca

•	iShares U.S. Regional Banks ETF | IAT | NYSE Arca

•	iShares U.S. Telecommunications ETF | IYZ | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® Focused Value Factor ETF

Investment Objective

The iShares Focused Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with prominent value characteristics, as represented by the Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.54%	(32.35)%	(22.18)%	(32.35)%	(31.99)%
Fund Market	7.74	(32.20)	(22.12)	(32.20)	(31.90)
Index	7.70	(32.27)	(22.07)	(32.27)	(31.76)

The inception date of the Fund was 3/19/19. The first day of secondary market trading was 3/21/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,075.40	$1.30		$1,000.00	$1,023.80	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	28.4%
Materials	19.9
Diversified Financials	13.1
Insurance	10.3
Energy	7.9
Utilities	5.1
Retailing	3.2
Consumer Durables & Apparel	2.5
Telecommunication Services	2.4
Food, Beverage & Tobacco	2.4
Technology Hardware & Equipment	2.4
Capital Goods	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Huntsman Corp.	3.2%
Penske Automotive Group Inc.	3.2
Westlake Chemical Corp.	3.0
Evercore Inc., Class A	2.9
Steel Dynamics Inc.	2.8
Olin Corp.	2.8
Reliance Steel & Aluminum Co.	2.8
LyondellBasell Industries NV, Class A	2.8
First American Financial Corp.	2.7
Regions Financial Corp.	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® U.S. Aerospace & Defense ETF

Investment Objective

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.63%	(28.28)%	9.05%	12.82%	(28.28)%	54.22%	234.14%
Fund Market	10.63	(28.26)	9.06	12.83	(28.26)	54.29	234.44
Index	10.82	(27.96)	9.54	13.29	(27.96)	57.69	248.29

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,106.30	$2.22		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Aerospace & Defense	97.9%
Industrial Machinery	1.3
Leisure Products	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Lockheed Martin Corp.	18.7%
Raytheon Technologies Corp.	17.4
Boeing Co. (The)	9.3
Teledyne Technologies Inc.	4.6
TransDigm Group Inc.	4.4
General Dynamics Corp.	4.3
L3Harris Technologies Inc.	4.3
Northrop Grumman Corp.	4.3
Textron Inc.	3.4
Howmet Aerospace Inc.	2.7

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Investment Objective

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	21.83%	(1.72)%	11.91%	11.27%	(1.72)%	75.51%	190.91%
Fund Market	22.04	(1.48)	11.96	11.30	(1.48)	75.91	191.80
Index	21.65	(1.61)	12.29	11.64	(1.61)	78.56	200.86

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,218.30	$2.39		$1,000.00	$1,022.90	$2.18		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Investment Banking & Brokerage	69.8%
Financial Exchanges & Data	30.0
Asset Management & Custody Banks	0.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Goldman Sachs Group Inc. (The)	17.8%
Morgan Stanley	14.9
CME Group Inc.	11.9
MarketAxess Holdings Inc.	4.8
Charles Schwab Corp. (The)	4.7
TD Ameritrade Holding Corp.	4.7
Raymond James Financial Inc.	4.5
Intercontinental Exchange Inc.	4.5
Cboe Global Markets Inc.	4.5
Nasdaq Inc.	4.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® U.S. Healthcare Providers ETF

Investment Objective

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	21.51%	25.89%	11.52%	16.00%	25.89%	72.49%	341.32%
Fund Market	21.43	25.78	11.51	16.00	25.78	72.41	340.97
Index	21.76	26.41	11.98	16.43	26.41	76.10	357.91

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,215.10	$2.33		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Managed Health Care	45.6%
Health Care Services	34.0
Health Care Facilities	10.4
Health Care Technology	9.1
Life Sciences Tools & Services	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
UnitedHealth Group Inc.	22.4%
CVS Health Corp.	11.7
Anthem Inc.	10.3
Centene Corp.	4.6
Humana Inc.	4.5
Cigna Corp.	4.4
HCA Healthcare Inc.	4.2
Laboratory Corp. of America Holdings	3.9
Teladoc Health Inc.	3.8
Quest Diagnostics Inc.	3.3

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® U.S. Home Construction ETF

Investment Objective

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	96.10%	31.56%	17.32%	17.33%	31.56%	122.29%	394.23%
Fund Market	96.04	31.57	17.33	17.32	31.57	122.36	393.98
Index	96.63	32.17	17.83	17.84	32.17	127.10	416.25

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,961.00	$3.12		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Homebuilding	66.1%
Building Products	13.9
Home Improvement Retail	10.4
Specialty Chemicals	4.3
Home Furnishings	2.2
Trading Companies & Distributors	1.8
Other (each representing less than 1%)	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
DR Horton Inc.	14.6%
Lennar Corp., Class A	13.1
NVR Inc.	8.3
PulteGroup Inc.	7.2
Lowe’s Companies Inc.	4.5
Sherwin-Williams Co. (The)	4.3
Home Depot Inc. (The)	4.3
TopBuild Corp.	3.3
Toll Brothers Inc.	3.3
Masco Corp.	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	8

Fund Summary as of September 30, 2020	iShares® U.S. Infrastructure ETF

Investment Objective

The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE® FactSet U.S. Infrastructure IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	21.27%	(10.02)%	0.78%	(10.02)%	1.96%
Fund Market	21.52	(9.84)	0.86	(9.84)	2.16
Index	21.57	(9.82)	1.13	(9.82)	2.83

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,212.70	$2.22		$1,000.00	$1,023.10	$2.03		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	18.6%
Construction & Engineering	11.6
Multi-Utilities	11.6
Building Products	7.0
Steel	7.0
Gas Utilities	6.7
Water Utilities	6.1
Oil & Gas Storage & Transportation	4.3
Commodity Chemicals	4.2
Construction Machinery & Heavy Trucks	3.6
Construction Materials	3.2
Railroads	3.2
Specialty Chemicals	2.0
Trading Companies & Distributors	1.5
Industrial Machinery	1.4
Other (each representing less than 1%)	8.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Duke Energy Corp.	0.9%
Pool Corp.	0.8
Consolidated Edison Inc.	0.8
Advanced Drainage Systems Inc.	0.8
Public Service Enterprise Group Inc.	0.8
Chesapeake Utilities Corp.	0.8
Avangrid Inc.	0.8
Southern Co. (The)	0.8
Vistra Corp.	0.8
American Electric Power Co. Inc.	0.8

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® U.S. Insurance ETF

Investment Objective

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.07%	(20.70)%	4.86%	8.71%	(20.70)%	26.78%	130.52%
Fund Market	13.19	(20.58)	4.91	8.72	(20.58)	27.07	130.81
Index	13.31	(20.38)	5.28	9.18	(20.38)	29.32	140.71

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,130.70	$2.30		$1,000.00	$1,022.90	$2.18		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Property & Casualty Insurance	55.1%
Life & Health Insurance	25.1
Multi-line Insurance	10.4
Insurance Brokers	6.7
Reinsurance	1.5
Other Diversified Financial Services	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Progressive Corp. (The)	11.1%
Chubb Ltd.	10.5
Allstate Corp. (The)	5.9
MetLife Inc.	5.8
Travelers Companies Inc. (The)	5.5
Prudential Financial Inc.	5.0
Aflac Inc.	4.6
American International Group Inc.	4.4
Arthur J Gallagher & Co.	4.1
Markel Corp.	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	10

Fund Summary as of September 30, 2020	iShares® U.S. Medical Devices ETF

Investment Objective

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	33.46%	21.72%	22.57%	19.32%	21.72%	176.67%	485.18%
Fund Market	33.06	21.49	22.52	19.31	21.49	176.12	484.36
Index	33.75	22.21	23.11	19.83	22.21	182.75	510.63

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,334.60	$2.46		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care Equipment	84.4%
Life Sciences Tools & Services	15.3
Other (each representing less than 1%)	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Abbott Laboratories	14.2%
Thermo Fisher Scientific Inc.	12.9
Medtronic PLC	10.3
Danaher Corp.	8.4
Stryker Corp.	4.5
Becton Dickinson and Co.	4.4
Intuitive Surgical Inc.	4.4
Edwards Lifesciences Corp.	4.2
Boston Scientific Corp.	4.1
Baxter International Inc.	3.4

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF

Investment Objective

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.20%	(46.08)%	(12.17)%	(5.21)%	(46.08)%	(47.72)%	(41.42)%
Fund Market	18.39	(46.05)	(12.15)	(5.20)	(46.05)	(47.66)	(41.35)
Index	18.49	(45.88)	(11.80)	(4.83)	(45.88)	(46.63)	(39.05)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,182.00	$2.30		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil & Gas Exploration & Production	66.7%
Oil & Gas Refining & Marketing	26.8
Oil & Gas Storage & Transportation	6.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
ConocoPhillips	16.0%
Phillips 66	10.3
EOG Resources Inc.	9.5
Marathon Petroleum Corp.	8.7
Cheniere Energy Inc.	4.7
Valero Energy Corp.	4.5
Concho Resources Inc.	4.5
Pioneer Natural Resources Co.	4.4
Hess Corp.	4.3
Cabot Oil & Gas Corp.	3.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	12

Fund Summary as of September 30, 2020	iShares® U.S. Oil Equipment & Services ETF

Investment Objective

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	22.32%	(57.52)%	(25.97)%	(15.20)%	(57.52)%	(77.76)%	(80.76)%
Fund Market	22.35	(57.53)	(25.98)	(15.21)	(57.53)	(77.78)	(80.79)
Index	22.88	(57.39)	(25.77)	(14.96)	(57.39)	(77.46)	(80.21)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,223.20	$2.34		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil & Gas Equipment & Services	90.1%
Oil & Gas Drilling	9.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Schlumberger Ltd.	22.3%
Halliburton Co.	21.4
Helmerich & Payne Inc.	5.2
Baker Hughes Co.	5.0
TechnipFMC PLC.	4.7
ChampionX Corp.	4.5
National Oilwell Varco Inc.	4.2
Cactus Inc., Class A	3.7
Dril-Quip Inc.	3.5
Archrock Inc.	2.8

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2020	iShares® U.S. Pharmaceuticals ETF

Investment Objective

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	21.92%	18.53%	3.46%	11.87%	18.53%	18.55%	207.08%
Fund Market	22.03	18.71	3.51	11.89	18.71	18.83	207.63
Index	22.21	19.04	3.76	12.24	19.04	20.27	217.32

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,219.20	$2.34		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	95.8%
Biotechnology	4.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	22.4%
Merck & Co. Inc.	19.1
Horizon Therapeutics PLC	4.8
Zoetis Inc.	4.7
Bristol-Myers Squibb Co.	4.6
Pfizer Inc.	4.6
Catalent Inc.	4.5
Eli Lilly & Co.	4.4
Elanco Animal Health Inc.	3.7
Jazz Pharmaceuticals PLC	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	14

Fund Summary as of September 30, 2020	iShares® U.S. Real Estate ETF

Investment Objective

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.05%	(11.79)%	6.17%	8.14%	(11.79)%	34.93%	118.75%
Fund Market	16.16	(11.83)	6.17	8.14	(11.83)	34.91	118.77
Index	16.27	(11.39)	6.62	8.65	(11.39)	37.80	129.34

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,160.50	$2.27		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Specialized REITs	41.5%
Residential REITs	13.6
Industrial REITs	10.9
Health Care REITs	8.6
Retail REITs	7.0
Office REITs	6.7
Research & Consulting Services	3.2
Mortgage REITs	2.8
Diversified REITs	2.7
Real Estate Services	2.0
Other (each representing less than 1%)	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
American Tower Corp.	10.2%
Prologis Inc.	7.0
Crown Castle International Corp.	6.6
Equinix Inc.	4.7
Digital Realty Trust Inc.	3.7
SBA Communications Corp.	3.4
Public Storage	3.2
CoStar Group Inc.	3.2
Welltower Inc.	2.2
Weyerhaeuser Co.	2.0

(a)	Excludes money market funds.

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	iShares® U.S. Regional Banks ETF

Investment Objective

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.15%	(27.00)%	1.79%	6.43%	(27.00)%	9.28%	86.49%
Fund Market	15.19	(26.99)	1.80	6.43	(26.99)	9.31	86.48
Index	15.39	(26.78)	2.21	6.90	(26.78)	11.56	94.82

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,151.50	$2.27		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Regional Banks	84.6%
Diversified Banks	13.4
Thrifts & Mortgage Finance	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Truist Financial Corp.	14.0%
U.S. Bancorp.	13.4
PNC Financial Services Group Inc. (The)	12.7
First Republic Bank/CA	5.1
Fifth Third Bancorp.	4.1
SVB Financial Group	3.4
M&T Bank Corp.	3.2
KeyCorp	3.2
Regions Financial Corp.	3.0
Citizens Financial Group Inc.	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	16

Fund Summary as of September 30, 2020	iShares® U.S. Telecommunications ETF

Investment Objective

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.82%	(4.03)%	2.72%	4.97%	(4.03)%	14.36%	62.43%
Fund Market	10.78	(4.03)	2.73	4.97	(4.03)	14.40	62.42
Index	10.97	(3.74)	2.85	5.19	(3.74)	15.06	65.92

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,108.20	$2.22		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Diversified Telecommunication Services	59.4%
Communications Equipment	29.9
Wireless Telecommunication Services	6.4
Household Durables	4.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Verizon Communications Inc.	22.9%
AT&T Inc.	22.5
Motorola Solutions Inc.	4.7
T-Mobile U.S. Inc.	4.7
Cisco Systems Inc.	4.5
Garmin Ltd.	4.3
Arista Networks Inc.	4.2
CenturyLink Inc.	3.7
GCI Liberty Inc., Class A	3.1
Liberty Global PLC, Class C	2.8

(a)	Excludes money market funds.

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	18

Schedule of Investments (unaudited) September 30, 2020	iShares® Focused Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 5.0%
Affiliated Managers Group Inc.	6,633	$453,564
Ameriprise Financial Inc.	3,296	507,947

		961,511

Automotive Retail — 3.2%
Penske Automotive Group Inc.	12,777	608,952

Commodity Chemicals — 11.1%
Cabot Corp.	13,349	480,964
LyondellBasell Industries NV, Class A	7,526	530,508
Olin Corp.	43,046	532,910
Westlake Chemical Corp.	9,219	582,825

		2,127,207

Construction Machinery & Heavy Trucks — 2.4%
Trinity Industries Inc.	23,231	453,005

Diversified Banks — 2.6%
Bank of America Corp.	20,825	501,674

Diversified Chemicals — 3.2%
Huntsman Corp.	27,523	611,286

Gas Utilities — 2.5%
National Fuel Gas Co.	11,796	478,800

Home Furnishings — 2.5%
Mohawk Industries Inc.(a)	4,860	474,287

Independent Power Producers & Energy Traders — 2.6%
Vistra Corp.	26,562	500,959

Integrated Oil & Gas — 4.1%
Chevron Corp.	5,543	399,096
Exxon Mobil Corp.	11,060	379,690

		778,786

Integrated Telecommunication Services — 2.4%
AT&T Inc.	16,361	466,452

Investment Banking & Brokerage — 8.1%
Evercore Inc., Class A	8,394	549,471
Goldman Sachs Group Inc. (The)	2,503	503,028
Morgan Stanley	10,240	495,104

		1,547,603

Life & Health Insurance — 2.6%
Aflac Inc.	13,727	498,977

Security	Shares	Value

Oil & Gas Exploration & Production — 3.8%
ConocoPhillips	11,770	$386,527
EOG Resources Inc.	9,763	350,882

		737,409

Packaged Foods & Meats — 2.4%
Kraft Heinz Co. (The)	15,509	464,495

Property & Casualty Insurance — 7.7%
First American Financial Corp.	10,300	524,373
Mercury General Corp.	12,137	502,108
Old Republic International Corp.	30,325	446,990

		1,473,471

Regional Banks — 23.6%
Associated Banc-Corp.	36,154	456,263
Bank OZK	21,073	449,276
East West Bancorp. Inc.	13,648	446,836
M&T Bank Corp.	4,757	438,072
People’s United Financial Inc.	42,748	440,732
Pinnacle Financial Partners Inc.	11,779	419,215
Popular Inc.	13,306	482,609
Regions Financial Corp.	44,478	512,831
Webster Financial Corp.	17,287	456,550
Zions Bancorp NA	14,547	425,063

		4,527,447

Steel — 5.6%
Reliance Steel & Aluminum Co.	5,210	531,628
Steel Dynamics Inc.	18,957	542,739

		1,074,367

Technology Distributors — 2.4%
Avnet Inc.	17,737	458,324

Thrifts & Mortgage Finance — 2.1%
New York Community Bancorp. Inc.	48,490	401,012

Total Common Stocks — 99.9% (Cost: $19,911,550)		19,146,024

Total Investments in Securities — 99.9% (Cost: $19,911,550)		19,146,024

Other Assets, Less Liabilities — 0.1%		26,192

Net Assets — 100.0%		$19,172,216

(a)	Non-income producing security.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Focused Value Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$477,236	$—	$(478,246)	(b)	$826	$184	$—	—	$4,654	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	29,000	—	(29,000	)(b)	—	—	—	—	17		—

					$826	$184	$—		$4,671		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,146,024	$—	$—	$19,146,024

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 97.8%
AAR Corp.	358,625	$6,742,150
Aerojet Rocketdyne Holdings Inc.(a)(b)	790,176	31,520,121
Aerovironment Inc.(a)(b)	237,056	14,225,731
Axon Enterprise Inc.(a)(b)	685,980	62,218,386
Boeing Co. (The)	1,459,897	241,262,578
BWX Technologies Inc.	1,029,781	57,986,968
Cubic Corp.(b)	338,571	19,694,675
Curtiss-Wright Corp.	449,320	41,903,583
General Dynamics Corp.	810,938	112,258,147
HEICO Corp.(b)	451,634	47,268,014
HEICO Corp., Class A	783,523	69,467,149
Hexcel Corp.	902,442	30,276,929
Howmet Aerospace Inc.	4,242,016	70,926,508
Huntington Ingalls Industries Inc.	437,594	61,591,356
Kaman Corp.	298,874	11,647,120
Kratos Defense & Security Solutions Inc.(a)(b)	1,326,214	25,569,406
L3Harris Technologies Inc.	655,469	111,324,855
Lockheed Martin Corp.	1,258,716	482,440,669
Maxar Technologies Inc.	657,849	16,406,754
Mercury Systems Inc.(a)(b)	605,198	46,878,637
Moog Inc., Class A	324,239	20,598,904
National Presto Industries Inc.	56,118	4,593,819
Northrop Grumman Corp.	349,238	110,181,097
PAE Inc.(a)(b)	667,686	5,675,331
Parsons Corp.(a)(b)	250,361	8,397,108
Raytheon Technologies Corp.	7,816,692	449,772,458
Spirit AeroSystems Holdings Inc., Class A(b)	1,141,470	21,585,198
Teledyne Technologies Inc.(a)(b)	379,348	117,677,543
Textron Inc.	2,464,357	88,938,644
TransDigm Group Inc.	236,629	112,427,170
Triumph Group Inc.	562,095	3,659,238
Virgin Galactic Holdings Inc.(a)(b)	1,390,875	26,746,526

		2,531,862,772

Security	Shares	Value

Industrial Machinery — 1.2%
RBC Bearings Inc.(a)(b)	270,950	$32,841,849

Leisure Products — 0.8%
Smith & Wesson Brands Inc.(b)	601,491	9,335,140
Sturm Ruger & Co. Inc.	189,078	11,564,011

		20,899,151

Total Common Stocks — 99.8% (Cost: $3,043,185,773)		2,585,603,772

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.31%(c)(d)(e)	136,895,259	137,018,465
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.04%(c)(d)	4,340,000	4,340,000

		141,358,465

Total Short-Term Investments — 5.5% (Cost: $141,272,274)		141,358,465

Total Investments in Securities — 105.3% (Cost: $3,184,458,047)		2,726,962,237

Other Assets, Less Liabilities — (5.3)%		(137,382,810)

Net Assets — 100.0%		$2,589,579,427

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$98,605,172	$38,315,939	(a)	$—	$22,540	$74,814	$137,018,465	136,895,259	$470,787	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,340,000	(a)	—	—	—	4,340,000	4,340,000	2,670		—

					$22,540	$74,814	$141,358,465		$473,457		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Aerospace & Defense ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Industrial E-Mini Index	49	12/18/20	$3,788	$34,997

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$34,997

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,474,508

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$3,314

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,531,563

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,585,603,772	$—	$—	$2,585,603,772
Money Market Funds	141,358,465	—	—	141,358,465

	$2,726,962,237	$—	$—	$2,726,962,237

Derivative financial instruments(a)
Assets
Futures Contracts	$34,997	$—	$—	$34,997

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.2%
Diamond Hill Investment Group Inc.	1,753	$221,439

Financial Exchanges & Data — 30.0%
Cboe Global Markets Inc.	50,109	4,396,563
CME Group Inc.	70,584	11,809,409
Intercontinental Exchange Inc.	44,534	4,455,627
MarketAxess Holdings Inc.	9,827	4,732,585
Nasdaq Inc.	34,889	4,281,229

		29,675,413

Investment Banking & Brokerage — 69.7%
BGC Partners Inc., Class A	188,534	452,481
Charles Schwab Corp. (The)	128,670	4,661,714
Cowen Inc., Class A(a)	16,592	269,952
E*TRADE Financial Corp.	85,140	4,261,257
Evercore Inc., Class A	24,383	1,596,111
Goldman Sachs Group Inc. (The)	87,395	17,563,773
Houlihan Lokey Inc.	30,476	1,799,608
Interactive Brokers Group Inc., Class A	47,487	2,295,047
Lazard Ltd., Class A	67,739	2,238,774
LPL Financial Holdings Inc.	47,510	3,642,592
Moelis & Co., Class A	33,186	1,166,156
Morgan Stanley	304,376	14,716,580
Piper Sandler Cos	8,253	602,469
PJT Partners Inc., Class A	14,437	875,027
Raymond James Financial Inc.	61,274	4,458,296
Stifel Financial Corp.	41,183	2,082,212
StoneX Group Inc.(b)	9,776	500,140
TD Ameritrade Holding Corp.	118,989	4,658,419

Security	Shares	Value

Investment Banking & Brokerage (continued)
Virtu Financial Inc., Class A	48,592	$1,118,102

		68,958,710

Total Common Stocks — 99.9% (Cost: $114,985,817)		98,855,562

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.31%(c)(d)(e)	172,878	173,034
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.04%(c)(d)	140,000	140,000

		313,034

Total Short-Term Investments — 0.3% (Cost: $312,884)		313,034

Total Investments in Securities — 100.2% (Cost: $115,298,701)		99,168,596

Other Assets, Less Liabilities — (0.2)%		(171,381)

Net Assets — 100.0%		$98,997,215

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,866,215	$—		$(1,694,300	)(a)	$1,017	$102	$173,034	172,878	$2,539	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	140,000	(a)	—		—	—	140,000	140,000	103		—

						$1,017	$102	$313,034		$2,642		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	1	12/18/20	$74	$(1,077)

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,077

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2,478)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,221)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$93,329

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$98,855,562	$—	$—	$98,855,562
Money Market Funds	313,034	—	—	313,034

	$99,168,596	$—	$—	$99,168,596

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,077)	$—	$—	$(1,077)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 10.4%
Acadia Healthcare Co. Inc.(a)(b)	173,728	$5,121,501
Brookdale Senior Living Inc.(a)	358,598	910,839
Community Health Systems Inc.(a)(b)	220,046	928,594
Encompass Health Corp.	194,199	12,619,051
Ensign Group Inc. (The)	98,704	5,632,050
Hanger Inc.(a)	74,564	1,179,603
HCA Healthcare Inc.	307,665	38,359,672
National HealthCare Corp.	24,043	1,498,119
Pennant Group Inc. (The)(a)(b)	49,042	1,891,060
Select Medical Holdings Corp.(a)	209,283	4,357,272
Tenet Healthcare Corp.(a)	205,804	5,044,256
U.S. Physical Therapy Inc.	25,032	2,174,780
Universal Health Services Inc., Class B	151,834	16,249,275

		95,966,072

Health Care Services — 33.9%
1Life Healthcare Inc.(a)(b)	140,481	3,984,041
Addus HomeCare Corp.(a)	29,028	2,743,436
Amedisys Inc.(a)(b)	63,401	14,989,898
Chemed Corp.	31,086	14,932,160
Cigna Corp.(b)	236,560	40,075,630
CorVel Corp.(a)(b)	17,897	1,528,941
CVS Health Corp.	1,833,873	107,098,183
DaVita Inc.(a)	147,213	12,608,793
Guardant Health Inc.(a)(b)	151,611	16,947,078
Laboratory Corp. of America Holdings(a)	190,416	35,849,620
LHC Group Inc.(a)(b)	61,689	13,112,614
MEDNAX Inc.(a)(b)	166,734	2,714,430
Ontrak Inc.(a)(b)	15,020	901,200
Option Care Health Inc.(a)	105,967	1,416,779
Premier Inc., Class A	138,033	4,531,623
Providence Service Corp. (The)(a)(b)	23,818	2,212,930
Quest Diagnostics Inc.	262,561	30,060,609
R1 RCM Inc.(a)(b)	225,612	3,869,246
RadNet Inc.(a)	83,772	1,285,900
Tivity Health Inc.(a)	73,174	1,025,900

		311,889,011

Health Care Technology — 9.1%
Change Healthcare Inc.(a)(b)	445,675	6,466,744
Health Catalyst Inc.(a)	58,026	2,123,752
HealthStream Inc.(a)(b)	50,095	1,005,407
HMS Holdings Corp.(a)	172,858	4,139,949
Inovalon Holdings Inc., Class A(a)(b)	148,527	3,928,539
Inspire Medical Systems Inc.(a)(b)	52,336	6,753,961
Livongo Health Inc.(a)(b)	125,854	17,625,853

Security	Shares	Value

Health Care Technology (continued)
Phreesia Inc.(a)	48,663	$1,563,542
Schrodinger Inc.(a)(b)	64,002	3,040,735
Tabula Rasa HealthCare Inc.(a)(b)	40,889	1,667,044
Teladoc Health Inc.(a)(b)	159,621	34,995,308

		83,310,834

Life Sciences Tools & Services — 0.9%
NeoGenomics Inc.(a)(b)	215,651	7,955,366

Managed Health Care — 45.6%
Anthem Inc.	352,432	94,659,711
Centene Corp.(a)	717,849	41,872,132
HealthEquity Inc.(a)(b)	149,759	7,693,120
Humana Inc.	100,849	41,740,393
Magellan Health Inc.(a)	43,957	3,331,061
Molina Healthcare Inc.(a)	117,205	21,453,203
Progyny Inc.(a)(b)	70,671	2,079,848
Triple-S Management Corp., Class B(a)	45,868	819,661
UnitedHealth Group Inc.	659,711	205,678,098

		419,327,227

Total Common Stocks — 99.9% (Cost: $889,015,430)		918,448,510

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.31%(c)(d)(e)	62,575,817	62,632,135
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.04%(c)(d)	1,070,000	1,070,000

		63,702,135

Total Short-Term Investments — 6.9% (Cost: $63,661,895)		63,702,135

Total Investments in Securities — 106.8% (Cost: $952,677,325)		982,150,645

Other Assets, Less Liabilities — (6.8)%		(62,938,387)

Net Assets — 100.0%		$919,212,258

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Healthcare Providers ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,705,982	$5,887,795	(a)	$—		$15,354	$23,004	$62,632,135	62,575,817	$135,180	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,165,000	—		(1,095,000	)(a)	—	—	1,070,000	1,070,000	1,097		—

						$15,354	$23,004	$63,702,135		$136,277		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	7	12/18/20	$746	$2,668

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,668

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$435,878

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(101,036)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,527,200

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Healthcare Providers ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$918,448,510	$—	$—	$918,448,510
Money Market Funds	63,702,135	—	—	63,702,135

	$982,150,645	$—	$—	$982,150,645

Derivative financial instruments(a)
Assets
Futures Contracts	$2,668	$—	$—	$2,668

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 13.9%
American Woodmark Corp.(a)	79,460	$6,240,788
AZEK Co. Inc. (The)(a)	335,521	11,679,486
Builders FirstSource Inc.(a)(b)	545,015	17,778,389
Fortune Brands Home & Security Inc.	645,250	55,827,030
JELD-WEN Holding Inc.(a)(b)	315,050	7,120,130
Lennox International Inc.	162,584	44,322,024
Masco Corp.	1,221,541	67,343,555
Masonite International Corp.(a)(b)	114,521	11,268,866
Owens Corning	504,497	34,714,439
PGT Innovations Inc.(a)	275,715	4,830,527
Quanex Building Products Corp.	153,397	2,828,641
Simpson Manufacturing Co. Inc.	203,051	19,728,435
Trex Co. Inc.(a)(b)	540,658	38,711,113
UFP Industries Inc.	285,591	16,138,748

		338,532,171

Construction Materials — 0.7%
Eagle Materials Inc.	194,949	16,827,998

Forest Products — 0.6%
Louisiana-Pacific Corp.	524,358	15,473,805

Home Furnishings — 2.2%
Ethan Allen Interiors Inc.	101,902	1,379,753
Leggett & Platt Inc.	618,371	25,458,334
Mohawk Industries Inc.(a)	279,327	27,259,522

		54,097,609

Home Improvement Retail — 10.4%
Floor & Decor Holdings Inc., Class A(a)	484,503	36,240,824
Home Depot Inc. (The)	378,785	105,192,382
Lowe’s Companies Inc.	657,818	109,105,694
Lumber Liquidators Holdings Inc.(a)(b)	134,896	2,974,457

		253,513,357

Homebuilding — 66.0%
Beazer Homes USA Inc.(a)(b)	419,256	5,534,179
Cavco Industries Inc.(a)(b)	121,290	21,869,800
Century Communities Inc.(a)(b)	412,120	17,445,040
DR Horton Inc.	4,702,462	355,647,201
Green Brick Partners Inc.(a)(b)	683,816	11,009,438
Installed Building Products Inc.(a)	321,768	32,739,894
KB Home	1,251,167	48,032,301
Lennar Corp., Class A(b)	3,901,807	318,699,596
Lennar Corp., Class B	219,016	14,380,590
LGI Homes Inc.(a)(b)	313,692	36,441,600

Security	Shares	Value

Homebuilding (continued)
M/I Homes Inc.(a)(b)	405,472	$18,671,986
MDC Holdings Inc.	711,637	33,518,103
Meritage Homes Corp.(a)(b)	534,278	58,978,948
NVR Inc.(a)	49,440	201,869,453
PulteGroup Inc.	3,810,307	176,379,111
Skyline Champion Corp.(a)	740,708	19,828,753
Taylor Morrison Home Corp.(a)	1,842,728	45,312,681
Toll Brothers Inc.	1,631,463	79,386,989
TopBuild Corp.(a)(b)	470,012	80,226,348
TRI Pointe Group Inc.(a)(b)	1,851,685	33,589,566

		1,609,561,577

Specialty Chemicals — 4.3%
Sherwin-Williams Co. (The)(b)	151,111	105,285,078

Trading Companies & Distributors — 1.8%
Beacon Roofing Supply Inc.(a)(b)	254,349	7,902,623
Watsco Inc.	153,308	35,703,900

		43,606,523

Total Common Stocks — 99.9% (Cost: $2,155,916,854)		2,436,898,118

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.31%(c)(d)(e)	47,109,074	47,151,472
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.04%(c)(d)	1,063,000	1,063,000

		48,214,472

Total Short-Term Investments — 2.0% (Cost: $48,196,383)		48,214,472

Total Investments in Securities — 101.9% (Cost: $2,204,113,237)		2,485,112,590

Other Assets, Less Liabilities — (1.9)%		(47,045,236)

Net Assets — 100.0%		$2,438,067,354

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$31,425,916	$15,704,444	(a)	$—		$14,434	$6,678	$47,151,472	47,109,074	$82,204	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,223,000	—		(1,160,000	)(a)	—	—	1,063,000	1,063,000	764		—

						$14,434	$6,678	$48,214,472		$82,968		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,436,898,118	$—	$—	$2,436,898,118
Money Market Funds	48,214,472	—	—	48,214,472

	$2,485,112,590	$—	$—	$2,485,112,590

See notes to financial statements.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Howmet Aerospace Inc.	11,226	$187,699

Aluminum — 0.6%
Kaiser Aluminum Corp.	3,083	165,218

Building Products — 7.0%
Advanced Drainage Systems Inc.	3,581	223,598
Apogee Enterprises Inc.	9,475	202,481
Armstrong World Industries Inc.	2,782	191,429
Builders FirstSource Inc.(a)(b)	6,618	215,879
Gibraltar Industries Inc.(a)	3,170	206,494
Insteel Industries Inc.	11,038	206,410
Owens Corning	3,010	207,118
Simpson Manufacturing Co. Inc.	2,074	201,510
Trex Co. Inc.(a)	2,900	207,640

		1,862,559

Commodity Chemicals — 4.2%
AdvanSix Inc.(a)	14,336	184,648
Hawkins Inc.	4,011	184,907
LyondellBasell Industries NV, Class A	2,757	194,341
Olin Corp.	16,436	203,478
Tredegar Corp.	11,355	168,849
Westlake Chemical Corp.	3,162	199,901

		1,136,124

Construction & Engineering — 11.6%
AECOM(a)	5,178	216,648
Aegion Corp.(a)	12,419	175,480
Argan Inc.	4,699	196,935
Construction Partners Inc., Class A(a)(b)	10,665	194,103
EMCOR Group Inc.	2,740	185,525
Fluor Corp.	22,030	194,084
Granite Construction Inc.	10,569	186,120
Great Lakes Dredge & Dock Corp.(a)	21,413	203,638
Jacobs Engineering Group Inc.	2,160	200,383
MasTec Inc.(a)	4,423	186,651
MYR Group Inc.(a)	5,320	197,798
NV5 Global Inc.(a)	3,790	199,998
Primoris Services Corp.	10,144	182,998
Quanta Services Inc.	3,821	201,978
Tutor Perini Corp.(a)(b)	15,999	178,069
Valmont Industries Inc.	1,572	195,211

		3,095,619

Construction Machinery & Heavy Trucks — 3.6%
Astec Industries Inc.(b)	3,724	202,027
Greenbrier Companies Inc. (The)	6,962	204,683
Oshkosh Corp.	2,532	186,102
Terex Corp.	9,787	189,476
Trinity Industries Inc.	9,489	185,036

		967,324

Construction Materials — 3.2%
Eagle Materials Inc.	2,423	209,153
Martin Marietta Materials Inc.	924	217,473
Summit Materials Inc., Class A(a)	13,175	217,915
Vulcan Materials Co.	1,589	215,373

		859,914

Distributors — 0.8%
Pool Corp.	672	224,811

Security	Shares	Value

Diversified Chemicals — 0.7%
Eastman Chemical Co.	2,517	$196,628

Diversified Metals & Mining — 0.8%
Compass Minerals International Inc.	3,435	203,867

Electric Utilities — 18.6%
Alliant Energy Corp.	3,957	204,379
American Electric Power Co. Inc.	2,668	218,056
Avangrid Inc.	4,334	218,694
Duke Energy Corp.	2,604	230,610
Edison International	4,035	205,139
Entergy Corp.	2,153	212,135
Evergy Inc.	4,065	206,583
Eversource Energy	2,450	204,697
Exelon Corp.	5,686	203,331
FirstEnergy Corp.	7,175	205,994
Hawaiian Electric Industries Inc.	6,147	204,326
IDACORP Inc.	2,395	191,361
MGE Energy Inc.	3,273	205,086
NextEra Energy Inc.	760	210,946
NRG Energy Inc.	6,319	194,246
OGE Energy Corp.	6,688	200,573
Otter Tail Corp.	5,523	199,767
PG&E Corp.(a)	22,953	215,529
Pinnacle West Capital Corp.	2,913	217,164
PNM Resources Inc.	4,903	202,641
Portland General Electric Co.	5,491	194,931
PPL Corp.	7,455	202,851
Southern Co. (The)	4,033	218,669
Xcel Energy Inc.	3,011	207,789

		4,975,497

Environmental & Facilities Services — 0.8%
Tetra Tech Inc.	2,137	204,084

Forest Products — 0.7%
Boise Cascade Co.	4,545	181,436

Gas Utilities — 6.6%
Atmos Energy Corp.	2,169	207,335
Chesapeake Utilities Corp.	2,602	219,348
National Fuel Gas Co.	4,774	193,777
New Jersey Resources Corp.	7,079	191,274
Northwest Natural Holding Co.	4,217	191,410
ONE Gas Inc.	2,883	198,956
South Jersey Industries Inc.	9,549	184,009
Southwest Gas Holdings Inc.	3,118	196,746
Spire Inc.	3,669	195,191

		1,778,046

Home Furnishings — 0.7%
Leggett & Platt Inc.	4,712	193,993

Independent Power Producers & Energy Traders — 0.8%
Vistra Corp.	11,569	218,191

Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	1,555	190,285

Industrial Machinery — 1.4%
EnPro Industries Inc.	3,403	191,963
Mueller Industries Inc.	6,678	180,707

		372,670

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 11.5%
Ameren Corp.	2,671	$211,223
Avista Corp.	5,685	193,972
Black Hills Corp.	3,768	201,550
CenterPoint Energy Inc.	10,615	205,400
CMS Energy Corp.	3,420	210,022
Consolidated Edison Inc.	2,888	224,686
Dominion Energy Inc.	2,689	212,243
DTE Energy Co.	1,774	204,081
MDU Resources Group Inc.	8,197	184,433
NiSource Inc.	9,467	208,274
NorthWestern Corp.	4,070	197,965
Public Service Enterprise Group Inc.	4,015	220,464
Sempra Energy	1,744	206,420
Unitil Corp.	5,065	195,712
WEC Energy Group Inc.	2,185	211,726

		3,088,171

Oil & Gas Storage & Transportation — 4.3%
Antero Midstream Corp.	35,157	188,793
EnLink Midstream LLC	79,005	185,662
Equitrans Midstream Corp.	21,178	179,166
Kinder Morgan Inc./DE	15,602	192,372
ONEOK Inc.	7,882	204,774
Williams Companies Inc. (The)	10,195	200,332

		1,151,099

Railroads — 3.2%
CSX Corp.	2,794	217,010
Kansas City Southern	1,122	202,891
Norfolk Southern Corp.	1,007	215,488
Union Pacific Corp.	1,103	217,148

		852,537

Specialized REITs — 0.7%
Weyerhaeuser Co.	6,843	195,162

Specialty Chemicals — 2.0%
Avient Corp.	7,132	188,713
Ingevity Corp.(a)	3,354	165,822
PQ Group Holdings Inc.(a)	16,854	172,922

		527,457

Steel — 6.9%
Allegheny Technologies Inc.(a)	22,103	192,738
Carpenter Technology Corp.	9,211	167,272
Cleveland-Cliffs Inc.	30,153	193,582
Commercial Metals Co.	9,576	191,328
Haynes International Inc.	10,107	172,729
Nucor Corp.	4,236	190,027

Security	Shares	Value

Steel (continued)
Reliance Steel & Aluminum Co.	1,839	$187,652
Steel Dynamics Inc.	6,480	185,522
United States Steel Corp.	25,217	185,093
Worthington Industries Inc.	4,731	192,930

		1,858,873

Trading Companies & Distributors — 1.5%
BMC Stock Holdings Inc.(a)	5,061	216,762
H&E Equipment Services Inc.	9,301	182,858

		399,620

Water Utilities — 6.1%
American States Water Co.	2,739	205,288
American Water Works Co. Inc.	1,471	213,119
Cadiz Inc.(a)(b)	20,341	201,986
California Water Service Group	4,598	199,783
Essential Utilities Inc.	5,071	204,108
Middlesex Water Co.	3,301	205,157
SJW Group	3,379	205,646
York Water Co. (The)	4,723	199,641

		1,634,728

Total Common Stocks — 99.7% (Cost: $25,961,650)		26,721,612

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.31%(c)(d)(e)	605,100	605,644
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.04%(c)(d)	30,000	30,000

		635,644

Total Short -Term Investments — 2.4% (Cost: $635,633)		635,644

Total Investments in Securities — 102.1% (Cost: $26,597,283)		27,357,256

Other Assets, Less Liabilities — (2.1)%		(560,155)

Net Assets — 100.0%		$26,797,101

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,457	$491,122	(a)	$—	$103	$(38)	$605,644	605,100	$989	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	20,000	(a)	—	—	—	30,000	30,000	14		—

					$103	$(38)	$635,644		$1,003		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$26,721,612	$—	$—	$26,721,612
Money Market Funds	635,644	—	—	635,644

	$27,357,256	$—	$—	$27,357,256

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 6.7%
Arthur J Gallagher & Co.	24,861	$2,624,824
Brown & Brown Inc.	30,474	1,379,558
eHealth Inc.(a)(b)	3,381	267,099

		4,271,481

Life & Health Insurance — 25.0%
Aflac Inc.	80,318	2,919,559
American Equity Investment Life Holding Co.	11,939	262,539
Athene Holding Ltd., Class A(a)	16,392	558,639
Brighthouse Financial Inc.(a)	12,194	328,141
CNO Financial Group Inc.	18,589	298,168
FBL Financial Group Inc., Class A	1,294	62,371
Genworth Financial Inc., Class A(a)	66,459	222,638
Globe Life Inc.	12,722	1,016,488
Lincoln National Corp.	23,583	738,855
MetLife Inc.	98,842	3,673,957
National Western Life Group Inc., Class A	302	55,197
Primerica Inc.	5,131	580,521
Principal Financial Group Inc.	33,145	1,334,749
Prudential Financial Inc.	50,605	3,214,430
Trupanion Inc.(a)	3,837	302,739
Unum Group	26,427	444,766

		16,013,757

Multi-line Insurance — 10.4%
American Financial Group Inc./OH	9,311	623,651
American International Group Inc.	102,058	2,809,657
American National Group Inc.	1,195	80,698
Assurant Inc.	7,744	939,425
Hartford Financial Services Group Inc. (The)	46,503	1,714,101
Horace Mann Educators Corp.	5,433	181,462
National General Holdings Corp.	8,775	296,156

		6,645,150

Other Diversified Financial Services — 1.2%
Voya Financial Inc.	16,382	785,189

Property & Casualty Insurance — 54.8%
Allstate Corp. (The)	40,012	3,766,730
Ambac Financial Group Inc.(a)	6,083	77,680
AMERISAFE Inc.	2,543	145,866
Arch Capital Group Ltd.(a)	52,705	1,541,621
Argo Group International Holdings Ltd.	4,561	157,035
Assured Guaranty Ltd.	10,974	235,722
Axis Capital Holdings Ltd.	10,398	457,928
Chubb Ltd.	57,826	6,714,755
Cincinnati Financial Corp.	19,421	1,514,255
CNA Financial Corp.	3,582	107,424
Employers Holdings Inc.	3,570	107,993
Erie Indemnity Co., Class A, NVS	3,238	680,887
First American Financial Corp.	14,478	737,075
Hanover Insurance Group Inc. (The)	4,897	456,302

Security	Shares	Value

Property & Casualty Insurance (continued)
James River Group Holdings Ltd.	4,019	$178,966
Kemper Corp.	7,973	532,836
Kinsale Capital Group Inc.	2,755	523,946
Lemonade Inc.(a)(b)	1,647	81,889
Loews Corp.	30,947	1,075,408
Markel Corp.(a)	1,789	1,741,949
MBIA Inc.(a)	6,833	41,408
Mercury General Corp.	3,498	144,712
Old Republic International Corp.	36,708	541,076
Palomar Holdings Inc.(a)	2,840	296,042
ProAssurance Corp.	6,996	109,417
Progressive Corp. (The)	74,997	7,099,966
RLI Corp.	5,153	431,461
Safety Insurance Group Inc.	1,871	129,267
Selective Insurance Group Inc.	7,838	403,579
State Auto Financial Corp.	2,383	32,790
Travelers Companies Inc. (The)	32,437	3,509,359
United Fire Group Inc.	2,834	57,587
Universal Insurance Holdings Inc.	3,859	53,409
White Mountains Insurance Group Ltd.	407	317,053
WR Berkley Corp.	18,256	1,116,354

		35,119,747

Reinsurance — 1.5%
Alleghany Corp.	1,858	966,996

Total Common Stocks — 99.6% (Cost: $69,829,821)		63,802,320

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	89,717	89,797
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	140,000	140,000

		229,797

Total Short -Term Investments — 0.4% (Cost: $229,789)		229,797

Total Investments in Securities — 100.0% (Cost: $70,059,610)		64,032,117

Other Assets, Less Liabilities — (0.0)%		(6,683)

Net Assets — 100.0%		$64,025,434

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$724,191	$—		$(635,397	)(a)	$1,017	$(14)	$89,797	89,717	$2,242	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	60,000	(a)	—		—	—	140,000	140,000	83		—

						$1,017	$(14)	$229,797		$2,325		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	2	12/18/20	$148	$(2,717)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,717

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$28,837

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(7,244)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$160,438

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Insurance ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$63,802,320	$—	$—	$63,802,320
Money Market Funds	229,797	—	—	229,797

	$64,032,117	$—	$—	$64,032,117

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,717)	$—	$—	$(2,717)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 84.2%
Abbott Laboratories	10,763,531	$1,171,395,079
ABIOMED Inc.(a)(b)	310,597	86,054,005
AngioDynamics Inc.(a)(b)	261,708	3,156,198
AtriCure Inc.(a)	309,788	12,360,541
Axogen Inc.(a)(b)	240,457	2,796,515
Axonics Modulation Technologies Inc.(a)	201,537	10,286,448
Baxter International Inc.	3,490,462	280,702,954
Becton Dickinson and Co.	1,555,555	361,946,537
Boston Scientific Corp.(a)	8,825,180	337,210,128
Cantel Medical Corp.	257,532	11,315,956
Cardiovascular Systems Inc.(a)(b)	273,456	10,760,494
CONMED Corp.(b)	196,992	15,497,361
CryoLife Inc.(a)(b)	261,991	4,838,974
CryoPort Inc.(a)(b)	262,506	12,442,784
Danaher Corp.	3,213,161	691,889,958
DexCom Inc.(a)(b)	660,088	272,108,076
Edwards Lifesciences Corp.(a)(b)	4,286,829	342,174,691
Envista Holdings Corp.(a)(b)	1,097,817	27,094,124
GenMark Diagnostics Inc.(a)(b)	465,460	6,609,532
Glaukos Corp.(a)(b)	307,967	15,250,526
Globus Medical Inc., Class A(a)(b)	519,377	25,719,549
Heska Corp.(a)(b)	61,201	6,046,047
Hill-Rom Holdings Inc.	459,243	38,351,383
Hologic Inc.(a)	1,785,675	118,693,817
IDEXX Laboratories Inc.(a)(b)	586,444	230,537,001
Inari Medical Inc.(a)(b)	56,768	3,918,127
Inogen Inc.(a)(b)	127,048	3,684,392
Insulet Corp.(a)(b)	452,656	107,093,883
Integer Holdings Corp.(a)(b)	226,492	13,365,293
Integra LifeSciences Holdings Corp.(a)(b)	488,069	23,046,618
Intuitive Surgical Inc.(a)	509,513	361,519,854
iRhythm Technologies Inc.(a)(b)	197,579	47,045,536
LeMaitre Vascular Inc.	114,881	3,737,079
LivaNova PLC(a)(b)	335,488	15,167,413
Masimo Corp.(a)(b)	348,546	82,277,769
Medtronic PLC	8,171,828	849,216,366
Mesa Laboratories Inc.(b)	33,417	8,513,315
Natus Medical Inc.(a)(b)	234,692	4,020,274
Nevro Corp.(a)(b)	236,587	32,956,569
Novocure Ltd.(a)(b)	577,445	64,275,403
NuVasive Inc.(a)(b)	353,392	17,164,249
Orthofix Medical Inc.(a)(b)	133,297	4,150,869
Penumbra Inc.(a)(b)	231,522	45,003,246
ResMed Inc.	999,083	171,272,799
Shockwave Medical Inc.(a)(b)	212,948	16,141,458
Steris PLC	586,431	103,323,278
Stryker Corp.	1,784,043	371,741,040

Security	Shares	Value

Health Care Equipment (continued)
Surmodics Inc.(a)(b)	94,485	$3,676,411
Tactile Systems Technology Inc.(a)(b)	133,534	4,886,009
Tandem Diabetes Care Inc.(a)	419,890	47,657,515
Teleflex Inc.	320,722	109,180,183
Vapotherm Inc.(a)(b)	147,821	4,286,809
Varex Imaging Corp.(a)(b)	271,466	3,453,048
Varian Medical Systems Inc.(a)	628,327	108,072,244
Wright Medical Group NV(a)(b)	888,678	27,140,226
Zimmer Biomet Holdings Inc.	1,427,594	194,352,647

		6,946,578,600

Health Care Services — 0.1%
BioTelemetry Inc.(a)(b)	235,041	10,713,169

Health Care Supplies — 0.2%
STAAR Surgical Co.(a)(b)	315,618	17,851,354

Life Sciences Tools & Services — 15.3%
Bio-Rad Laboratories Inc., Class A(a)(b)	147,479	76,019,525
Bruker Corp.	708,511	28,163,312
NanoString Technologies Inc.(a)(b)	261,877	11,705,902
Thermo Fisher Scientific Inc.(b)	2,404,894	1,061,808,799
Waters Corp.(a)	426,972	83,549,881

		1,261,247,419

Total Common Stocks — 99.8% (Cost: $6,986,034,808)		8,236,390,542

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	171,986,464	172,141,252
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	12,353,000	12,353,000

		184,494,252

Total Short -Term Investments — 2.2% (Cost: $184,284,397)		184,494,252

Total Investments in Securities — 102.0% (Cost: $7,170,319,205)		8,420,884,794

Other Assets, Less Liabilities — (2.0)%		(165,015,743)

Net Assets — 100.0%		$8,255,869,051

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$168,274,046	$3,584,962	(a)	$—	$167,356	$114,888	$172,141,252	171,986,464	$586,314	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,823,000	2,530,000	(a)	—	—	—	12,353,000	12,353,000	9,144		—

					$167,356	$114,888	$184,494,252		$595,458		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	132	12/18/20	$14,058	$225,121
S&P Select Sector Technology E-Mini Index	39	12/18/20	4,582	192,299

				$417,420

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$417,420

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,636,639

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(102,199)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,943,507

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Medical Devices ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,236,390,542	$—	$—	$8,236,390,542
Money Market Funds	184,494,252	—	—	184,494,252

	$8,420,884,794	$—	$—	$8,420,884,794

Derivative financial instruments(a)
Assets
Futures Contracts	$417,420	$—	$—	$417,420

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 66.5%
Antero Resources Corp.(a)(b)	165,167	$454,209
Apache Corp.	252,338	2,389,641
Bonanza Creek Energy Inc.(a)	12,428	233,646
Cabot Oil & Gas Corp.	266,458	4,625,711
Callon Petroleum Co.(a)	26,284	126,689
Cimarex Energy Co.	68,220	1,659,792
CNX Resources Corp.(a)	150,130	1,417,227
Concho Resources Inc.	123,173	5,434,393
ConocoPhillips	589,521	19,359,870
Continental Resources Inc./OK	41,496	509,571
Devon Energy Corp.	255,908	2,420,890
Diamondback Energy Inc.	105,507	3,177,871
EOG Resources Inc.	320,022	11,501,591
EQT Corp.	170,875	2,209,414
Hess Corp.	128,027	5,240,145
Kosmos Energy Ltd.	270,531	263,930
Magnolia Oil & Gas Corp., Class A(a)(b)	81,280	420,217
Marathon Oil Corp.	527,754	2,158,514
Matador Resources Co.(a)(b)	73,423	606,474
Murphy Oil Corp.	96,523	860,985
Noble Energy Inc.	323,997	2,770,174
Ovintiv Inc.	173,722	1,417,571
Parsley Energy Inc., Class A	199,467	1,867,011
PDC Energy Inc.(a)(b)	66,584	825,309
Pioneer Natural Resources Co.	62,224	5,350,642
Range Resources Corp.	171,193	1,133,298
SM Energy Co.	71,344	113,437
Southwestern Energy Co.(a)(b)	404,781	951,235
WPX Energy Inc.(a)	270,023	1,323,113

		80,822,570

Oil & Gas Refining & Marketing — 26.8%
CVR Energy Inc.	19,540	241,905
Delek U.S. Holdings Inc.	41,353	460,259
HollyFrontier Corp.	99,645	1,964,003
Marathon Petroleum Corp.	357,646	10,493,334

Security	Shares	Value

Oil & Gas Refining & Marketing (continued)
Par Pacific Holdings Inc.(a)	26,765	$181,199
PBF Energy Inc., Class A	64,222	365,423
Phillips 66	240,024	12,442,844
Valero Energy Corp.	125,883	5,453,252
World Fuel Services Corp.	42,444	899,388

		32,501,607

Oil & Gas Storage & Transportation — 6.4%
Cheniere Energy Inc.(a)	121,850	5,637,999
Targa Resources Corp.	155,897	2,187,235

		7,825,234

Total Common Stocks — 99.7% (Cost: $275,576,517)		121,149,411

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	3,274,081	3,277,028
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	197,000	197,000

		3,474,028

Total Short -Term Investments — 2.8% (Cost: $3,471,818)		3,474,028

Total Investments in Securities — 102.5% (Cost: $279,048,335)		124,623,439

Other Assets, Less Liabilities — (2.5)%		(3,081,023)

Net Assets — 100.0%		$121,542,416

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,061,984	$208,807	(a)	$—		$4,973	$1,264	$3,277,028	3,274,081	$49,242	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	427,000	—		(230,000	)(a)	—	—	197,000	197,000	289		—

						$4,973	$1,264	$3,474,028		$49,531		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Energy E-Mini Index	11	12/18/20	$341	$(25,390)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$25,390

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$58,442

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(29,878)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$268,053

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$121,149,411	$—	$—	$121,149,411
Money Market Funds	3,474,028	—	—	3,474,028

	$124,623,439	$—	$—	$124,623,439

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(25,390)	$—	$—	$(25,390)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 9.9%
Helmerich & Payne Inc.	170,707	$2,500,858
Nabors Industries Ltd.	12,488	305,207
Patterson-UTI Energy Inc.	364,233	1,038,064
Transocean Ltd.(a)(b)	1,122,847	906,025

		4,750,154

Oil & Gas Equipment & Services — 89.6%
Archrock Inc.	249,736	1,343,580
Baker Hughes Co.	180,507	2,398,938
Bristow Group Inc.(a)(b)	45,895	975,269
Cactus Inc., Class A	92,296	1,771,160
ChampionX Corp.(a)	266,695	2,130,893
Core Laboratories NV(b)	86,473	1,319,578
DMC Global Inc.	28,696	945,246
Dril-Quip Inc.(a)(b)	68,160	1,687,642
Halliburton Co.	846,410	10,199,240
Helix Energy Solutions Group Inc.(a)(b)	274,044	660,446
Liberty Oilfield Services Inc., Class A	115,392	921,982
National Oilwell Varco Inc.	221,627	2,007,941
NexTier Oilfield Solutions Inc.(a)(b)	312,219	577,605
Oceaneering International Inc.(a)	192,897	678,997
Oil States International Inc.(a)(b)	118,438	323,336
ProPetro Holding Corp.(a)	156,800	636,608
Schlumberger Ltd.	684,952	10,657,853
SEACOR Holdings Inc.(a)	37,159	1,080,584
Select Energy Services Inc., Class A(a)(b)	121,476	466,468
TechnipFMC PLC(b)	356,456	2,249,237

		43,032,603

Total Common Stocks — 99.5% (Cost: $83,194,001)		47,782,757

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	2,355,498	$2,357,618
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	20,000	20,000

		2,377,618

Total Short-Term Investments — 5.0% (Cost: $2,374,683)		2,377,618

Total Investments in Securities — 104.5% (Cost: $85,568,684)		50,160,375

Other Assets, Less Liabilities — (4.5)%		(2,147,955)

Net Assets — 100.0%		$48,012,420

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,792,356	$—		$(437,083	)(a)	$118	$2,227	$2,357,618	2,355,498	$86,985	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	20,000	(a)	—		—	—	20,000	20,000	172		—

						$118	$2,227	$2,377,618		$87,157		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Oil Equipment & Services ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Energy E-Mini Index	7	12/18/20	$217	$(15,206)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$15,206

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$42,109

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(27,390)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$338,927

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$47,782,757	$—	$—	$47,782,757
Money Market Funds	2,377,618	—	—	2,377,618

	$50,160,375	$—	$—	$50,160,375

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,206)	$—	$—	$(15,206)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 4.2%
Amicus Therapeutics Inc.(a)(b)	367,408	$5,187,801
Catalyst Pharmaceuticals Inc.(a)	136,132	404,312
ChemoCentryx Inc.(a)	70,421	3,859,071
Ironwood Pharmaceuticals Inc.(a)(b)	227,037	2,042,198
Madrigal Pharmaceuticals Inc.(a)(b)	13,137	1,559,756
Spectrum Pharmaceuticals Inc.(a)	207,138	845,123
Vanda Pharmaceuticals Inc.(a)	77,579	749,413

		14,647,674

Pharmaceuticals — 95.6%
Aerie Pharmaceuticals Inc.(a)	66,045	777,350
AMAG Pharmaceuticals Inc.(a)(b)	42,901	403,269
Amneal Pharmaceuticals Inc.(a)(b)	161,221	625,537
Amphastar Pharmaceuticals Inc.(a)	51,968	974,400
Arvinas Inc.(a)(b)	34,572	816,245
Axsome Therapeutics Inc.(a)	37,582	2,677,718
Bristol-Myers Squibb Co.	266,780	16,084,166
Cara Therapeutics Inc.(a)(b)	60,613	771,300
Catalent Inc.(a)(b)	185,865	15,921,196
Collegium Pharmaceutical Inc.(a)(b)	49,060	1,021,429
Corcept Therapeutics Inc.(a)(b)	147,629	2,569,483
Elanco Animal Health Inc.(a)	464,391	12,970,441
Eli Lilly & Co.	103,714	15,351,746
Endo International PLC(a)	326,670	1,078,011
Horizon Therapeutics PLC(a)	217,368	16,885,146
Innoviva Inc.(a)(b)	89,355	933,760
Intersect ENT Inc.(a)	46,435	757,355
Intra-Cellular Therapies Inc.(a)(b)	98,660	2,531,616
Jazz Pharmaceuticals PLC(a)(b)	78,736	11,226,966
Johnson & Johnson	526,432	78,375,196
Merck & Co. Inc.	807,119	66,950,521
Mylan NV(a)(b)	733,922	10,884,063
MyoKardia Inc.(a)	75,230	10,256,106
Omeros Corp.(a)(b)	87,299	882,156
Pacira BioSciences Inc.(a)(b)	60,682	3,648,202
Perrigo Co. PLC	193,764	8,895,705
Pfizer Inc.	435,638	15,987,915
Phathom Pharmaceuticals Inc.(a)(b)	17,257	632,814
Phibro Animal Health Corp., Class A	28,743	500,128

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare Inc.(a)	71,241	$2,594,597
Provention Bio Inc.(a)(b)	67,983	872,222
Reata Pharmaceuticals Inc., Class A(a)(b)	34,059	3,318,028
Relmada Therapeutics Inc.(a)(b)	19,107	718,805
Revance Therapeutics Inc.(a)(b)	87,020	2,187,683
Royalty Pharma PLC, Class A	114,285	4,807,970
TherapeuticsMD Inc.(a)(b)	346,939	548,164
Theravance Biopharma Inc.(a)(b)	70,421	1,041,175
Tricida Inc.(a)(b)	42,119	381,598
Zoetis Inc.	99,184	16,402,058
Zogenix Inc.(a)(b)	78,816	1,413,171

		335,675,411

Total Common Stocks — 99.8% (Cost: $337,998,791)		350,323,085

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	25,310,726	25,333,505
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	346,000	346,000

		25,679,505

Total Short -Term Investments — 7.3% (Cost: $25,668,258)		25,679,505

Total Investments in Securities — 107.1% (Cost: $363,667,049)		376,002,590

Other Assets, Less Liabilities — (7.1)%		(24,871,298)

Net Assets — 100.0%		$351,131,292

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Pharmaceuticals ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,519,755	$16,806,876	(a)	$—		$1,353	$5,521	$25,333,505	25,310,726	$78,923	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	676,000	—		(330,000	)(a)	—	—	346,000	346,000	600		—

						$1,353	$5,521	$25,679,505		$79,523		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	7	12/18/20	$746	$2,395

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,395

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$102,718

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(73,194)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$871,010

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Pharmaceuticals ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$350,323,085	$—	$—	$350,323,085
Money Market Funds	25,679,505	—	—	25,679,505

	$376,002,590	$—	$—	$376,002,590

Derivative financial instruments(a)
Assets
Futures Contracts	$2,395	$—	$—	$2,395

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.6%
PS Business Parks Inc., Class A	73,602	$9,008,149
STORE Capital Corp.	795,048	21,808,167
VEREIT Inc.	3,745,822	24,347,843
WP Carey Inc.	596,834	38,889,703

		94,053,862

Health Care REITs — 8.5%
Healthcare Realty Trust Inc.	483,100	14,550,972
Healthcare Trust of America Inc., Class A(a)	764,683	19,881,758
Healthpeak Properties Inc.	1,840,310	49,964,416
Medical Properties Trust Inc.	1,823,389	32,146,348
National Health Investors Inc.	162,178	9,774,468
Omega Healthcare Investors Inc.	787,713	23,584,127
Physicians Realty Trust	742,701	13,301,775
Sabra Health Care REIT Inc.	742,286	10,232,413
Ventas Inc.	1,273,887	53,452,299
Welltower Inc.	1,397,079	76,965,082

		303,853,658

Hotel & Resort REITs — 0.7%
Host Hotels & Resorts Inc.(a)	2,443,822	26,368,839

Industrial REITs — 10.9%
Americold Realty Trust	706,245	25,248,259
Duke Realty Corp.	1,267,658	46,776,580
EastGroup Properties Inc.	137,993	17,846,635
First Industrial Realty Trust Inc.	446,402	17,766,799
Lexington Realty Trust	1,002,476	10,475,874
Prologis Inc.	2,473,315	248,864,955
Rexford Industrial Realty Inc.	432,851	19,807,262

		386,786,364

Mortgage REITs — 2.8%
AGNC Investment Corp.	1,921,400	26,726,674
Annaly Capital Management Inc.	4,820,552	34,322,330
Blackstone Mortgage Trust Inc., Class A	523,941	11,510,984
Invesco Mortgage Capital Inc.	72	195
New Residential Investment Corp.	1,492,449	11,864,970
Starwood Property Trust Inc.	1,003,157	15,137,639

		99,562,792

Office REITs — 6.7%
Alexandria Real Estate Equities Inc.	392,660	62,825,600
Boston Properties Inc.	485,815	39,010,944
Corporate Office Properties Trust	378,135	8,969,362
Cousins Properties Inc.	525,742	15,030,964
Douglas Emmett Inc.	583,621	14,648,887
Equity Commonwealth	433,324	11,539,418
Highwoods Properties Inc.	371,161	12,459,875
Hudson Pacific Properties Inc.	548,291	12,024,022
JBG SMITH Properties	406,004	10,856,547
Kilroy Realty Corp.	366,417	19,039,027
SL Green Realty Corp.	263,181	12,203,703
Vornado Realty Trust	548,950	18,505,105

		237,113,454

Real Estate Development — 0.3%
Howard Hughes Corp. (The)(a)(b)	164,595	9,480,672

Real Estate Services — 2.0%
CBRE Group Inc., Class A(a)(b)	1,144,379	53,751,482

Security	Shares	Value

Real Estate Services (continued)
Jones Lang LaSalle Inc.	181,713	$17,382,665

		71,134,147

Research & Consulting Services — 3.1%
CoStar Group Inc.(a)(b)	131,795	111,829,375

Residential REITs — 13.5%
American Campus Communities Inc.	484,400	16,915,248
American Homes 4 Rent, Class A	923,045	26,288,321
Apartment Investment & Management Co., Class A	522,576	17,621,263
AvalonBay Communities Inc.	471,194	70,368,112
Camden Property Trust	336,199	29,914,987
Equity LifeStyle Properties Inc.	583,204	35,750,405
Equity Residential	1,146,425	58,845,995
Essex Property Trust Inc.	223,166	44,809,501
Invitation Homes Inc.	1,913,788	53,566,926
Mid-America Apartment Communities Inc.	391,504	45,394,889
Sun Communities Inc.	336,124	47,262,396
UDR Inc.	1,015,859	33,127,162

		479,865,205

Retail REITs — 6.9%
Brixmor Property Group Inc.	1,059,781	12,388,840
Federal Realty Investment Trust	241,391	17,727,755
Kimco Realty Corp.	1,517,466	17,086,667
National Retail Properties Inc.	604,870	20,874,064
Realty Income Corp.	1,155,160	70,175,970
Regency Centers Corp.	551,747	20,977,421
Simon Property Group Inc.	1,024,109	66,239,370
Spirit Realty Capital Inc.	368,255	12,428,606
Taubman Centers Inc.	228,198	7,596,712

		245,495,405

Specialized REITs — 41.3%
American Tower Corp.	1,485,024	358,974,852
CoreSite Realty Corp.	149,319	17,751,043
Crown Castle International Corp.	1,405,002	233,932,833
CubeSmart	674,843	21,804,177
CyrusOne Inc.	403,534	28,259,486
Digital Realty Trust Inc.	900,563	132,166,626
Equinix Inc.	220,754	167,801,738
Extra Space Storage Inc.	441,397	47,225,065
Gaming and Leisure Properties Inc.(a)	706,339	26,085,099
Iron Mountain Inc.	996,530	26,697,039
Lamar Advertising Co., Class A	301,566	19,954,622
Life Storage Inc.	164,803	17,348,812
PotlatchDeltic Corp.	239,991	10,103,621
Public Storage	509,149	113,397,665
Rayonier Inc.	486,957	12,875,143
SBA Communications Corp.	374,754	119,351,654
VICI Properties Inc.	1,828,654	42,735,644
Weyerhaeuser Co.	2,498,423	71,255,024

		1,467,720,143

Total Common Stocks — 99.3% (Cost: $4,294,768,207)		3,533,263,916

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	9,324,385	9,332,777

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	8,330,000	$8,330,000

		17,662,777

Total Short -Term Investments — 0.5% (Cost: $17,646,662)		17,662,777

Total Investments in Securities — 99.8% (Cost: $4,312,414,869)		3,550,926,693

Other Assets, Less Liabilities — 0.2%		7,169,409

Net Assets — 100.0%		$3,558,096,102

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,872,514	$—		$(6,599,277	)(a)	$55,114	$4,426	$9,332,777	9,324,385	$140,916	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,010,000	1,320,000	(a)	—		—	—	8,330,000	8,330,000	5,022		—

						$55,114	$4,426	$17,662,777		$145,938		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate Index	788	12/18/20	$24,704	$29,936

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$29,936

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Real Estate ETF

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,624,572

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$95,625

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$22,706,607

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,533,263,916	$—	$—	$3,533,263,916
Money Market Funds	17,662,777	—	—	17,662,777

	$3,550,926,693	$—	$—	$3,550,926,693

Derivative financial instruments(a)
Assets
Futures Contracts	$29,936	$—	$—	$29,936

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 13.4%
U.S. Bancorp.	793,645	$28,452,173

Regional Banks — 84.3%
Bank of Hawaii Corp.	23,187	1,171,407
BankUnited Inc.	53,390	1,169,775
BOK Financial Corp.	17,917	922,905
Cathay General Bancorp.	43,345	939,720
CIT Group Inc.	57,008	1,009,612
Citizens Financial Group Inc.	247,118	6,247,143
Comerica Inc.	80,498	3,079,048
Commerce Bancshares Inc.	58,116	3,271,350
Cullen/Frost Bankers Inc.	32,308	2,066,097
East West Bancorp. Inc.	81,916	2,681,930
Fifth Third Bancorp.	412,360	8,791,515
First Citizens BancShares Inc./NC, Class A	4,183	1,333,457
First Financial Bankshares Inc.	82,233	2,295,123
First Hawaiian Inc.	75,199	1,088,130
First Horizon National Corp.	320,324	3,020,655
First Republic Bank/CA	99,650	10,867,829
FNB Corp.	187,124	1,268,701
Fulton Financial Corp.	93,881	875,910
Glacier Bancorp. Inc.	55,238	1,770,378
Hancock Whitney Corp.	50,010	940,688
Home BancShares Inc./AR	87,996	1,334,019
Huntington Bancshares Inc./OH	588,983	5,400,974
International Bancshares Corp.	32,254	840,539
Investors Bancorp. Inc.	131,706	956,186
KeyCorp.	565,066	6,741,237
M&T Bank Corp.	74,269	6,839,432
PacWest Bancorp.	67,594	1,154,506
People’s United Financial Inc.	245,930	2,535,538
Pinnacle Financial Partners Inc.	43,911	1,562,792
PNC Financial Services Group Inc. (The)	245,846	27,020,934
Popular Inc.	48,758	1,768,453
Prosperity Bancshares Inc.	53,647	2,780,524
Regions Financial Corp.	555,899	6,409,515
Signature Bank/New York NY	31,011	2,573,603
Sterling Bancorp./DE	112,595	1,184,499
SVB Financial Group(a)	29,968	7,210,900

Security	Shares	Value

Regional Banks (continued)
Synovus Financial Corp.	85,289	$1,805,568
TCF Financial Corp.	88,138	2,058,904
Texas Capital Bancshares Inc.(a)	29,222	909,681
Truist Financial Corp.	780,253	29,688,627
Trustmark Corp.	36,748	786,775
UMB Financial Corp.	25,024	1,226,426
Umpqua Holdings Corp.	127,500	1,354,050
United Bankshares Inc./WV	75,123	1,612,891
Valley National Bancorp.	233,784	1,601,420
Webster Financial Corp.	52,218	1,379,077
Western Alliance Bancorp.	58,380	1,845,976
Wintrust Financial Corp.	33,349	1,335,627
Zions Bancorp NA	94,937	2,774,059

		179,504,105

Thrifts & Mortgage Finance — 2.0%
Capitol Federal Financial Inc.	76,053	704,631
New York Community Bancorp. Inc.	268,586	2,221,206
TFS Financial Corp.	27,524	404,328
Washington Federal Inc.	43,847	914,648

		4,244,813

Total Common Stocks — 99.7% (Cost: $320,422,771)		212,201,091

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	237,000	237,000

Total Short-Term Investments — 0.1% (Cost: $237,000)		237,000

Total Investments in Securities — 99.8% (Cost: $320,659,771)		212,438,091

Other Assets, Less Liabilities — 0.2%		339,521

Net Assets — 100.0%		$212,777,612

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$110,691	$—	$(110,165	)(b)	$(446)	$(80)	$—	—	$2,277	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	317,000	—	(80,000	)(b)	—	—	237,000	237,000	251		—

					$(446)	$(80)	$237,000		$2,528		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	7	12/18/20	$518	$(12,578)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$12,578

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$197,943

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(44,194)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$664,550

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Regional Banks ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$212,201,091	$—	$—	$212,201,091
Money Market Funds	237,000	—	—	237,000

	$212,438,091	$—	$—	$212,438,091

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,578)	$—	$—	$(12,578)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 13.4%
Anterix Inc.(a)	15,736	$514,725
CenturyLink Inc.	1,341,033	13,531,023
GCI Liberty Inc., Class A(a)	137,562	11,274,582
Globalstar Inc.(a)(b)	875,528	268,612
Iridium Communications Inc.(a)(b)	158,334	4,050,184
Liberty Global PLC, Class A(a)	193,021	4,055,371
Liberty Global PLC, Class C, NVS(a)(b)	503,535	10,340,091
Liberty Latin America Ltd., Class C, NVS(a)	205,677	1,674,211
ORBCOMM Inc.(a)	105,886	360,012
Vonage Holdings Corp.(a)(b)	313,375	3,205,826

		49,274,637

Communications Equipment — 29.8%
Acacia Communications Inc.(a)	52,195	3,517,943
ADTRAN Inc.	65,129	667,898
Applied Optoelectronics Inc.(a)	28,463	320,208
Arista Networks Inc.(a)	74,315	15,378,003
CalAmp Corp.(a)	46,678	335,615
Ciena Corp.(a)	208,592	8,279,016
Cisco Systems Inc.	424,407	16,717,392
CommScope Holding Co. Inc.(a)	267,213	2,404,917
Comtech Telecommunications Corp.	33,590	470,260
EchoStar Corp., Class A(a)(b)	68,303	1,700,062
Extreme Networks Inc.(a)	167,664	674,009
F5 Networks Inc.(a)	83,050	10,196,048
Harmonic Inc.(a)(b)	132,310	738,290
Inseego Corp.(a)	85,496	882,319
Juniper Networks Inc.	450,390	9,683,385
Lumentum Holdings Inc.(a)(b)	102,094	7,670,322
Motorola Solutions Inc.	110,904	17,390,856
NETGEAR Inc.(a)	40,606	1,251,477
NetScout Systems Inc.(a)	98,373	2,147,483
Plantronics Inc.	50,354	596,191
Ribbon Communications Inc.(a)	159,663	617,896
Ubiquiti Inc.	10,376	1,729,264
ViaSat Inc.(a)(b)	87,064	2,994,131
Viavi Solutions Inc.(a)(b)	309,979	3,636,054

		109,999,039

Consumer Electronics — 4.3%
Garmin Ltd.	168,395	15,973,950

Security	Shares	Value

Integrated Telecommunication Services — 46.0%
AT&T Inc.	2,899,858	$82,674,951
ATN International Inc.	14,962	750,195
Cincinnati Bell Inc.(a)	67,774	1,016,610
Consolidated Communications Holdings Inc.(a)	99,220	564,562
Verizon Communications Inc.	1,418,331	84,376,511

		169,382,829

Wireless Telecommunication Services — 6.4%
Shenandoah Telecommunications Co.(b)	67,684	3,007,538
Spok Holdings Inc.	23,779	226,138
T-Mobile U.S. Inc.(a)(b)	150,455	17,206,034
Telephone and Data Systems Inc.	135,148	2,492,129
U.S. Cellular Corp.(a)	20,128	594,380

		23,526,219

Total Common Stocks — 99.9% (Cost: $409,467,449)		368,156,674

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	12,948,141	12,959,795
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	470,000	470,000

		13,429,795

Total Short -Term Investments — 3.6% (Cost: $13,424,007)		13,429,795

Total Investments in Securities — 103.5% (Cost: $422,891,456)		381,586,469

Other Assets, Less Liabilities — (3.5)%		(12,981,507)

Net Assets — 100.0%		$368,604,962

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Telecommunications ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,707,632	$—		$(12,765,687	)(a)	$17,591	$259	$12,959,795	12,948,141	$36,761	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	20,000	(a)	—		—	—	470,000	470,000	267		—

						$17,591	$259	$13,429,795		$37,028		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Communication Services Select Sector E-Mini Index	5	12/18/20	$388	$(2,778)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,778

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$339,041

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(11,157)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$515,035

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® U.S. Telecommunications ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$368,156,674	$—	$—	$368,156,674
Money Market Funds	13,429,795	—	—	13,429,795

	$381,586,469	$—	$—	$381,586,469

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,778)	$—	$—	$(2,778)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	54

Statements of Assets and Liabilities  (unaudited)

September 30, 2020

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$19,146,024	$2,585,603,772	$98,855,562	$918,448,510
Affiliated(c)	—	141,358,465	313,034	63,702,135
Cash	8,530	2,710	4,191	3,370
Cash pledged:
Futures contracts	—	332,000	8,000	56,000
Receivables:
Securities lending income — Affiliated	4	45,361	83	19,154
Variation margin on futures contracts	—	—	941	12,847
Dividends	21,734	178,999	22,685	135,800

Total assets	19,176,292	2,727,521,307	99,204,496	982,377,816

LIABILITIES
Collateral on securities loaned, at value	—	136,996,716	172,926	62,617,132
Payables:
Variation margin on futures contracts	—	9,356	—	—
Capital shares redeemed	—	—	—	228,635
Investment advisory fees	4,076	935,808	34,355	319,791

Total liabilities	4,076	137,941,880	207,281	63,165,558

NET ASSETS	$19,172,216	$2,589,579,427	$98,997,215	$919,212,258

NET ASSETS CONSIST OF:
Paid-in capital	$29,812,879	$3,736,510,869	$149,901,104	$1,000,797,854
Accumulated loss	(10,640,663)	(1,146,931,442)	(50,903,889)	(81,585,596)

NET ASSETS	$19,172,216	$2,589,579,427	$98,997,215	$919,212,258

Shares outstanding	600,000	16,350,000	1,600,000	4,550,000

Net asset value	$31.95	$158.38	$61.87	$202.02

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$133,135,366	$170,510	$62,090,971
(b) Investments, at cost — Unaffiliated	$19,911,550	$3,043,185,773	$114,985,817	$889,015,430
(c) Investments, at cost — Affiliated	$—	$141,272,274	$312,884	$63,661,895

See notes to financial statements.

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2020

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,436,898,118	$26,721,612	$63,802,320	$8,236,390,542
Affiliated(c)	48,214,472	635,644	229,797	184,494,252
Cash	9,657	9,477	7,739	2,651
Cash pledged:
Futures contracts	—	—	24,000	1,321,000
Receivables:
Securities lending income — Affiliated	12,183	278	415	37,218
Variation margin on futures contracts	—	—	2,710	284,956
Capital shares sold	110,226	6,610	—	—
Dividends	826,689	36,846	93,773	8,072,518

Total assets	2,486,071,345	27,410,467	64,160,754	8,430,603,137

LIABILITIES
Collateral on securities loaned, at value	47,183,035	605,674	90,500	171,941,998
Payables:
Investments purchased	—	—	22,678	—
Capital shares redeemed	57,434	—	—	58,869
Investment advisory fees	763,522	7,692	22,142	2,733,219

Total liabilities	48,003,991	613,366	135,320	174,734,086

NET ASSETS	$2,438,067,354	$26,797,101	$64,025,434	$8,255,869,051

NET ASSETS CONSIST OF:
Paid-in capital	$2,160,799,760	$26,721,054	$74,197,203	$6,831,171,035
Accumulated earnings (loss)	277,267,594	76,047	(10,171,769)	1,424,698,016

NET ASSETS	$2,438,067,354	$26,797,101	$64,025,434	$8,255,869,051

Shares outstanding	43,050,000	1,100,000	1,150,000	27,500,000

Net asset value	$56.63	$24.36	$55.67	$300.21

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$46,935,300	$586,886	$88,944	$169,581,590
(b) Investments, at cost — Unaffiliated	$2,155,916,854	$25,961,650	$69,829,821	$6,986,034,808
(c) Investments, at cost — Affiliated	$48,196,383	$635,633	$229,789	$184,284,397

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	56

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2020

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$121,149,411	$47,782,757	$350,323,085	$3,533,263,916
Affiliated(c)	3,474,028	2,377,618	25,679,505	17,662,777
Cash	2,343	8,189	7,245	9,453
Cash pledged:
Futures contracts	58,000	37,000	56,000	2,079,000
Receivables:
Investments sold	—	16,791	—	694,422
Securities lending income — Affiliated	1,487	1,607	12,447	8,879
Variation margin on futures contracts	—	—	12,850	64,388
Capital shares sold	6,019	—	—	161,094
Dividends	170,619	193,236	482,894	15,177,759

Total assets	124,861,907	50,417,198	376,574,026	3,569,121,688

LIABILITIES
Collateral on securities loaned, at value	3,262,941	2,350,464	25,322,291	9,289,849
Payables:
Variation margin on futures contracts	803	524	—	—
Capital shares redeemed	—	20,627	—	528,092
Investment advisory fees	55,747	33,163	120,443	1,207,645

Total liabilities	3,319,491	2,404,778	25,442,734	11,025,586

NET ASSETS	$121,542,416	$48,012,420	$351,131,292	$3,558,096,102

NET ASSETS CONSIST OF:
Paid-in capital	$453,883,921	$355,483,436	$518,827,175	$4,645,241,728
Accumulated loss	(332,341,505)	(307,471,016)	(167,695,883)	(1,087,145,626)

NET ASSETS	$121,542,416	$48,012,420	$351,131,292	$3,558,096,102

Shares outstanding	4,600,000	6,650,000	2,150,000	44,550,000

Net asset value	$26.42	$7.22	$163.32	$79.87

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,073,238	$2,220,438	$24,771,880	$9,122,722
(b) Investments, at cost — Unaffiliated	$275,576,517	$83,194,001	$337,998,791	$4,294,768,207
(c) Investments, at cost — Affiliated	$3,471,818	$2,374,683	$25,668,258	$17,646,662

See notes to financial statements.

57	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2020

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$212,201,091	$368,156,674
Affiliated(c)	237,000	13,429,795
Cash	19,458	5,897
Cash pledged:
Futures contracts	56,000	40,000
Receivables:
Investments sold	—	954,011
Securities lending income — Affiliated	318	4,274
Variation margin on futures contracts	6,703	546
Capital shares sold	—	20,039
Dividends	787,309	72,730

Total assets	213,307,879	382,683,966

LIABILITIES
Collateral on securities loaned, at value	—	12,967,036
Payables:
Investments purchased	453,213	987,873
Investment advisory fees	77,054	124,095

Total liabilities	530,267	14,079,004

NET ASSETS	$212,777,612	$368,604,962

NET ASSETS CONSIST OF:
Paid-in capital	$349,424,255	$633,368,207
Accumulated loss	(136,646,643)	(264,763,245)

NET ASSETS	$212,777,612	$368,604,962

Shares outstanding	6,500,000	13,550,000

Net asset value	$32.74	$27.20

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$12,147,309
(b) Investments, at cost — Unaffiliated	$320,422,771	$409,467,449
(c) Investments, at cost — Affiliated	$237,000	$13,424,007
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	58

Statements of Operations  (unaudited)

Six Months Ended September 30, 2020

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$370,840	$20,299,065	$1,196,517	$4,678,559
Dividends — Affiliated	17	2,670	103	1,097
Securities lending income — Affiliated — net	4,654	470,787	2,539	135,180
Foreign taxes withheld	(1,059)	—	—	—

Total investment income	374,452	20,772,522	1,199,159	4,814,836

EXPENSES
Investment advisory fees	24,716	6,242,325	255,820	1,955,211
Miscellaneous	—	264	264	264

Total expenses	24,716	6,242,589	256,084	1,955,475

Net investment income	349,736	14,529,933	943,075	2,859,361

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(9,401,408)	(397,934,012)	(1,157,727)	(17,323,209)
Investments — Affiliated	826	22,540	1,017	15,354
In-kind redemptions — Unaffiliated	—	40,789,484	762,470	33,468,180
Futures contracts	—	1,474,508	(2,478)	435,878

Net realized gain (loss)	(9,400,582)	(355,647,480)	(396,718)	16,596,203

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	10,422,876	635,620,834	26,594,326	144,875,409
Investments — Affiliated	184	74,814	102	23,004
Futures contracts	—	3,314	(2,221)	(101,036)

Net change in unrealized appreciation (depreciation)	10,423,060	635,698,962	26,592,207	144,797,377

Net realized and unrealized gain	1,022,478	280,051,482	26,195,489	161,393,580

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,372,214	$294,581,415	$27,138,564	$164,252,941

See notes to financial statements.

59	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$6,878,057	$201,326	$791,285	$25,930,780
Dividends — Affiliated	764	14	83	9,144
Securities lending income — Affiliated — net	82,204	989	2,242	586,314

Total investment income	6,961,025	202,329	793,610	26,526,238

EXPENSES
Investment advisory fees	3,197,551	28,911	132,576	14,611,682
Miscellaneous	264	264	264	264

Total expenses	3,197,815	29,175	132,840	14,611,946

Net investment income	3,763,210	173,154	660,770	11,914,292

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(27,561,758)	(827,335)	(1,321,376)	(37,722,530)
Investments — Affiliated	14,434	103	1,017	167,356
In-kind redemptions — Unaffiliated	85,953,962	241,608	(206,738)	283,521,849
Futures contracts	—	—	28,837	3,636,639

Net realized gain (loss)	58,406,638	(585,624)	(1,498,260)	249,603,314

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	756,345,381	1,889,246	7,978,820	1,504,148,755
Investments — Affiliated	6,678	(38)	(14)	114,888
Futures contracts	—	—	(7,244)	(102,199)

Net change in unrealized appreciation (depreciation)	756,352,059	1,889,208	7,971,562	1,504,161,444

Net realized and unrealized gain	814,758,697	1,303,584	6,473,302	1,753,764,758

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$818,521,907	$1,476,738	$7,134,072	$1,765,679,050

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	60

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,465,744	$1,386,138	$2,858,052	$42,694,291
Dividends — Affiliated	289	172	600	5,022
Securities lending income — Affiliated — net	49,242	86,985	78,923	140,916
Foreign taxes withheld	—	(427)	—	—

Total investment income	3,515,275	1,472,868	2,937,575	42,840,229

EXPENSES
Investment advisory fees	413,042	244,341	737,093	6,841,720
Miscellaneous	264	264	264	264

Total expenses	413,306	244,605	737,357	6,841,984

Net investment income	3,101,969	1,228,263	2,200,218	35,998,245

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(53,398,810)	(55,818,784)	(13,034,175)	(262,406,921)
Investments — Affiliated	4,973	118	1,353	55,114
In-kind redemptions — Unaffiliated	965,263	25,167,564	8,072,302	15,195,839
Futures contracts	58,442	42,109	102,718	2,624,572

Net realized loss	(52,370,132)	(30,608,993)	(4,857,802)	(244,531,396)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	54,092,246	53,215,113	67,884,000	673,959,554
Investments — Affiliated	1,264	2,227	5,521	4,426
Futures contracts	(29,878)	(27,390)	(73,194)	95,625

Net change in unrealized appreciation (depreciation)	54,063,632	53,189,950	67,816,327	674,059,605

Net realized and unrealized gain	1,693,500	22,580,957	62,958,525	429,528,209

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,795,469	$23,809,220	$65,158,743	$465,526,454

See notes to financial statements.

61	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,791,959	$5,476,404
Dividends — Affiliated	251	267
Securities lending income — Affiliated — net	2,277	36,761
Foreign taxes withheld	(4,330)	—

Total investment income	4,790,157	5,513,432

EXPENSES
Investment advisory fees	478,009	744,458
Miscellaneous	264	264

Total expenses	478,273	744,722

Net investment income	4,311,884	4,768,710

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,785,434)	(23,155,722)
Investments — Affiliated	(446)	17,591
In-kind redemptions — Unaffiliated	(5,720,031)	11,070,120
Futures contracts	197,943	339,041

Net realized loss	(12,307,968)	(11,728,970)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	35,334,281	36,114,467
Investments — Affiliated	(80)	259
Futures contracts	(44,194)	(11,157)

Net change in unrealized appreciation (depreciation)	35,290,007	36,103,569

Net realized and unrealized gain	22,982,039	24,374,599

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,293,923	$29,143,309

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	62

Statements of Changes in Net Assets

	iShares Focused Value Factor ETF		iShares U.S. Aerospace & Defense ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$349,736	$832,369	$14,529,933	$81,215,346
Net realized gain (loss)	(9,400,582)	(432,465)	(355,647,480)	109,238,230
Net change in unrealized appreciation (depreciation)	10,423,060	(10,638,834)	635,698,962	(1,414,745,761)

Net increase (decrease) in net assets resulting from operations	1,372,214	(10,238,930)	294,581,415	(1,224,292,185)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(340,913)	(886,738)	(14,703,578)	(84,797,489)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(2,340,510)	(524,701,762)	(876,138,639)

NET ASSETS
Total increase (decrease) in net assets	1,031,301	(13,466,178)	(244,823,925)	(2,185,228,313)
Beginning of period	18,140,915	31,607,093	2,834,403,352	5,019,631,665

End of period	$19,172,216	$18,140,915	$2,589,579,427	$2,834,403,352

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF		iShares U.S. Healthcare Providers ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$943,075	$3,738,366	$2,859,361	$6,024,680
Net realized gain (loss)	(396,718)	(9,305,911)	16,596,203	13,349,638
Net change in unrealized appreciation (depreciation)	26,592,207	(15,164,462)	144,797,377	(29,986,685)

Net increase (decrease) in net assets resulting from operations	27,138,564	(20,732,007)	164,252,941	(10,612,367)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,039,372)	(3,658,799)	(3,152,914)	(6,589,181)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(68,187,530)	(52,164,741)	(26,088,470)	3,493,153

NET ASSETS
Total increase (decrease) in net assets	(42,088,338)	(76,555,547)	135,011,557	(13,708,395)
Beginning of period	141,085,553	217,641,100	784,200,701	797,909,096

End of period	$98,997,215	$141,085,553	$919,212,258	$784,200,701

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	64

Statements of Changes in Net Assets  (continued)

	iShares U.S. Home Construction ETF		iShares U.S. Infrastructure ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,763,210	$6,602,053	$173,154	$118,869
Net realized gain (loss)	58,406,638	23,568,879	(585,624)	(59,602)
Net change in unrealized appreciation (depreciation)	756,352,059	(288,252,650)	1,889,208	(1,428,430)

Net increase (decrease) in net assets resulting from operations	818,521,907	(258,081,718)	1,476,738	(1,369,163)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(3,825,560)	(6,569,106)	(159,910)	(118,715)
Return of capital	—	—	—	(14,204)

Decrease in net assets resulting from distributions to shareholders	(3,825,560)	(6,569,106)	(159,910)	(132,919)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	915,731,322	(175,366,107)	20,412,183	1,308,263

NET ASSETS
Total increase (decrease) in net assets	1,730,427,669	(440,016,931)	21,729,011	(193,819)
Beginning of period	707,639,685	1,147,656,616	5,068,090	5,261,909

End of period	$2,438,067,354	$707,639,685	$26,797,101	$5,068,090

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

65	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Insurance ETF		iShares U.S. Medical Devices ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$660,770	$1,970,351	$11,914,292	$16,366,543
Net realized gain (loss)	(1,498,260)	2,454,215	249,603,314	386,292,194
Net change in unrealized appreciation (depreciation)	7,971,562	(19,077,696)	1,504,161,444	(576,646,130)

Net increase (decrease) in net assets resulting from operations	7,134,072	(14,653,130)	1,765,679,050	(173,987,393)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(666,247)	(2,042,667)	(10,063,370)	(15,429,791)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,648,119)	(19,735,135)	2,355,394,246	677,542,405

NET ASSETS
Total increase (decrease) in net assets	1,819,706	(36,430,932)	4,111,009,926	488,125,221
Beginning of period	62,205,728	98,636,660	4,144,859,125	3,656,733,904

End of period	$64,025,434	$62,205,728	$8,255,869,051	$4,144,859,125

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	66

Statements of Changes in Net Assets  (continued)

	iShares U.S. Oil & Gas Exploration & Production ETF		iShares U.S. Oil Equipment & Services ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,101,969	$4,070,586	$1,228,263	$2,322,858
Net realized loss	(52,370,132)	(41,687,293)	(30,608,993)	(70,893,405)
Net change in unrealized appreciation (depreciation)	54,063,632	(101,502,258)	53,189,950	(16,271,815)

Net increase (decrease) in net assets resulting from operations	4,795,469	(139,118,965)	23,809,220	(84,842,362)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,076,145)	(4,636,142)	(1,268,360)	(2,287,708)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	29,654,331	(42,525,842)	(197,167)	(42,439,650)

NET ASSETS(a)
Total increase (decrease) in net assets	31,373,655	(186,280,949)	22,343,693	(129,569,720)
Beginning of period	90,168,761	276,449,710	25,668,727	155,238,447

End of period	$121,542,416	$90,168,761	$48,012,420	$25,668,727

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

67	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Real Estate ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,200,218	$4,885,667	$35,998,245	$106,092,992
Net realized gain (loss)	(4,857,802)	9,942,498	(244,531,396)	508,188,551
Net change in unrealized appreciation (depreciation)	67,816,327	(49,495,781)	674,059,605	(1,210,119,563)

Net increase (decrease) in net assets resulting from operations	65,158,743	(34,667,616)	465,526,454	(595,838,020)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,230,271)	(4,902,342)	(42,206,457)	(140,400,588)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	11,799,246	(69,140,296)	67,678,320	(794,268,827)

NET ASSETS
Total increase (decrease) in net assets	74,727,718	(108,710,254)	490,998,317	(1,530,507,435)
Beginning of period	276,403,574	385,113,828	3,067,097,785	4,597,605,220

End of period	$351,131,292	$276,403,574	$3,558,096,102	$3,067,097,785

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	68

Statements of Changes in Net Assets  (continued)

	iShares U.S. Regional Banks ETF		iShares U.S. Telecommunications ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,311,884	$10,867,181	$4,768,710	$10,048,913
Net realized gain (loss)	(12,307,968)	(10,789,970)	(11,728,970)	16,874,423
Net change in unrealized appreciation (depreciation)	35,290,007	(79,981,534)	36,103,569	(80,288,889)

Net increase (decrease) in net assets resulting from operations	27,293,923	(79,904,323)	29,143,309	(53,365,553)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,506,727)	(11,196,908)	(4,853,219)	(9,996,669)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(7,191,891)	(230,804,722)	51,935,939	(108,015,033)

NET ASSETS(a)
Total increase (decrease) in net assets	15,595,305	(321,905,953)	76,226,029	(171,377,255)
Beginning of period	197,182,307	519,088,260	292,378,933	463,756,188

End of period	$212,777,612	$197,182,307	$368,604,962	$292,378,933

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Focused Value Factor ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Period From 03/19/19 to 03/31/19	(a)

Net asset value, beginning of period	$30.23		$48.63	$49.43

Net investment income(b)	0.58		1.33	0.04
Net realized and unrealized gain (loss)(c)	1.71		(18.31)	(0.84)

Net increase (decrease) from investment operations	2.29		(16.98)	(0.80)

Distributions(d)
From net investment income	(0.57)		(1.42)	—

Total distributions	(0.57)		(1.42)	—

Net asset value, end of period	$31.95		$30.23	$48.63

Total Return
Based on net asset value	7.54	%(e)	(35.71)%	(1.62	)%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25	%(f)

Net investment income	3.54	%(f)	2.76%	2.36	%(f)

Supplemental Data
Net assets, end of period (000)	$19,172		$18,141	$31,607

Portfolio turnover rate(g)	85	%(e)	149%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	70

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$143.88		$199.59	$197.93	$148.79	$116.90	$120.15		$108.61

Net investment income(b)	0.80		3.37	1.78	1.55	1.71	1.05		1.46
Net realized and unrealized gain (loss)(c)	14.53		(55.46)	2.00	49.41	31.69	(3.26)		11.76

Net increase (decrease) from investment operations	15.33		(52.09)	3.78	50.96	33.40	(2.21)		13.22

Distributions(d)
From net investment income	(0.83)		(3.62)	(1.83)	(1.82)	(1.51)	(1.04)		(1.68)
From net realized gain	—		—	(0.29)	—	—	—		—

Total distributions	(0.83)		(3.62)	(2.12)	(1.82)	(1.51)	(1.04)		(1.68)

Net asset value, end of period	$158.38		$143.88	$199.59	$197.93	$148.79	$116.90		$120.15

Total Return
Based on net asset value	10.63	%(e)	(26.58)%	1.91%	34.40%	28.70%	(1.84	)%(e)	12.28%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	0.99	%(f)	1.57%	0.90%	0.87%	1.24%	0.99	%(f)	1.29%

Supplemental Data
Net assets, end of period (000)	$2,589,579		$2,834,403	$5,019,632	$5,749,730	$2,574,090	$637,129		$546,702

Portfolio turnover rate(g)	33	%(e)	20%	38%	14%	14%	17	%(e)	15%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

71	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$51.30		$58.82	$65.50	$51.31	$37.44	$42.46		$37.45

Net investment income(b)	0.47		1.03	0.88	0.83	0.83	0.58		0.46
Net realized and unrealized gain (loss)(c)	10.71		(7.46)	(6.51)	14.15	13.77	(4.89)		5.02

Net increase (decrease) from investment operations	11.18		(6.43)	(5.63)	14.98	14.60	(4.31)		5.48

Distributions(d)
From net investment income		(0.61)	(1.09)	(1.05)	(0.79)	(0.73)	(0.71)		(0.47)

Total distributions		(0.61)	(1.09)	(1.05)	(0.79)	(0.73)	(0.71)		(0.47)

Net asset value, end of period	$61.87		$51.30	$58.82	$65.50	$51.31	$37.44		$42.46

Total Return
Based on net asset value	21.83	%(e)	(11.15)%	(8.63)%	29.39%	39.27%	(10.23	)%(e)	14.68%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	1.57	%(f)	1.60%	1.38%	1.44%	1.83%	1.53	%(f)	1.14%

Supplemental Data
Net assets, end of period (000)	$98,997		$141,086	$217,641	$347,155	$171,887	$112,313		$297,222

Portfolio turnover rate(g)	15	%(e)	15%	27%	13%	17%	26	%(e)	19%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	72

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$166.85		$167.98	$157.08	$134.12	$121.98	$128.59		$94.83

Net investment income(b)	0.61		1.25	0.54	0.35	0.31	0.24		0.21
Net realized and unrealized gain (loss)(c)	35.24		(1.04)	16.99	22.97	12.14	(6.58)		33.76

Net increase (decrease) from investment operations	35.85		0.21	17.53	23.32	12.45	(6.34)		33.97

Distributions(d)
From net investment income	(0.68)		(1.34)	(6.63)	(0.36)	(0.31)	(0.27)		(0.21)

Total distributions	(0.68)		(1.34)	(6.63)	(0.36)	(0.31)	(0.27)		(0.21)

Net asset value, end of period	$202.02		$166.85	$167.98	$157.08	$134.12	$121.98		$128.59

Total Return
Based on net asset value	21.51	%(e)	0.10%	11.25%	17.40%	10.23%	(4.94	)%(e)	35.85%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.42%	0.43%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	0.62	%(f)	0.70%	0.29%	0.24%	0.25%	0.20	%(f)	0.18%

Supplemental Data
Net assets, end of period (000)	$919,212		$784,201	$797,909	$471,251	$529,775	$676,989		$822,992

Portfolio turnover rate(g)	14	%(e)	30%	48%	20%	12%	16	%(e)	12%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

73	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$28.94		$35.26	$39.24	$31.97	$27.09	$25.90		$23.36

Net investment income(b)	0.12		0.23	0.19	0.13	0.11	0.10		0.09
Net realized and unrealized gain (loss)(c)	27.67		(6.31)	(3.97)	7.28	4.89	1.19		2.54

Net increase (decrease) from investment operations	27.79		(6.08)	(3.78)	7.41	5.00	1.29		2.63

Distributions(d)
From net investment income	(0.10)		(0.24)	(0.20)	(0.14)	(0.12)	(0.10)		(0.09)

Total distributions	(0.10)		(0.24)	(0.20)	(0.14)	(0.12)	(0.10)		(0.09)

Net asset value, end of period	$56.63		$28.94	$35.26	$39.24	$31.97	$27.09		$25.90

Total Return
Based on net asset value	96.10	%(e)	(17.40)%	(9.60)%	23.19%	18.50%	5.00	%(e)	11.28%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	0.50	%(f)	0.55%	0.53%	0.34%	0.41%	0.39	%(f)	0.38%

Supplemental Data
Net assets, end of period (000)	$2,438,067		$707,640	$1,147,657	$1,618,817	$1,426,069	$1,476,333		$2,011,455

Portfolio turnover rate(g)	10	%(e)	15%	17%	18%	12%	14	%(e)	13%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	74

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Infrastructure ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Period From 04/03/18 to 03/31/19	(a)

Net asset value, beginning of period	$20.27		$26.31	$25.31

Net investment income(b)	0.29		0.49	0.43
Net realized and unrealized gain (loss)(c)	4.01		(6.00)	1.24

Net increase (decrease) from investment operations	4.30		(5.51)	1.67

Distributions(d)
From net investment income	(0.21)		(0.47)	(0.34)
From net realized gain	—		—	(0.33)
Return of capital	—		(0.06)	(0.00	)(e)

Total distributions	(0.21)		(0.53)	(0.67)

Net asset value, end of period	$24.36		$20.27	$26.31

Total Return
Based on net asset value	21.27	%(f)	(21.26)%	6.78	%(f)

Ratios to Average Net Assets
Total expenses	0.40	%(g)	0.40%	0.40	%(g)

Net investment income	2.40	%(g)	1.84%	1.67	%(g)

Supplemental Data
Net assets, end of period (000)	$26,797		$5,068	$5,262

Portfolio turnover rate(h)	28	%(f)	23%	43	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Rounds to less than $0.01.

(f)	Not annualized.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

75	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$49.76		$63.64	$64.54	$60.46	$49.91	$49.04		$46.26

Net investment income(b)	0.58		1.35	1.23	1.18	1.03	0.87		0.75
Net realized and unrealized gain (loss)(c)	5.91		(13.77)	(0.89)	4.20	10.48	0.90		2.79

Net increase (decrease) from investment operations	6.49		(12.42)	0.34	5.38	11.51	1.77		3.54

Distributions(d)
From net investment income	(0.58)		(1.46)	(1.24)	(1.30)	(0.96)	(0.90)		(0.76)

Total distributions	(0.58)		(1.46)	(1.24)	(1.30)	(0.96)	(0.90)		(0.76)

Net asset value, end of period	$55.67		$49.76	$63.64	$64.54	$60.46	$49.91		$49.04

Total Return
Based on net asset value	13.07	%(e)	(19.92)%	0.60%	8.93%	23.25%	3.60	%(e)	7.67%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.43%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	2.12	%(f)	1.95%	1.94%	1.85%	1.86%	1.89	%(f)	1.57%

Supplemental Data
Net assets, end of period (000)	$64,025		$62,206	$98,637	$132,302	$166,264	$99,823		$120,146

Portfolio turnover rate(g)	4	%(e)	8%	17%	12%	14%	10	%(e)	12%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	76

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$225.26		$231.44	$184.88	$151.42	$122.48	$116.87		$95.07

Net investment income(b)	0.48		0.97	0.69	0.66	0.69	0.67		0.73
Net realized and unrealized gain (loss)(c)	74.86		(6.25)	46.38	33.33	29.06	6.47		21.79

Net increase (decrease) from investment operations	75.34		(5.28)	47.07	33.99	29.75	7.14		22.52

Distributions(d)
From net investment income	(0.39)		(0.90)	(0.51)	(0.53)	(0.81)	(1.53)		(0.72)

Total distributions	(0.39)		(0.90)	(0.51)	(0.53)	(0.81)	(1.53)		(0.72)

Net asset value, end of period	$300.21		$225.26	$231.44	$184.88	$151.42	$122.48		$116.87

Total Return
Based on net asset value	33.46	%(e)	(2.32)%	25.50%	22.48%	24.36%	6.13	%(e)	23.75%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.42%	0.43%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	0.35	%(f)	0.39%	0.33%	0.38%	0.49%	0.61	%(f)	0.67%

Supplemental Data
Net assets, end of period (000)	$8,255,869		$4,144,859	$3,656,734	$1,719,373	$1,052,380	$857,337		$765,524

Portfolio turnover rate(g)	8	%(e)	9%	36%	15%	20%	17	%(e)	19%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

77	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$22.83		$58.20	$63.55	$61.16	$51.96	$78.75		$90.37

Net investment income(b)	0.51		0.95	0.67	0.56	0.55	0.96		1.00
Net realized and unrealized gain (loss)(c)	3.70		(35.22)	(5.11)	2.49	9.25	(26.76)		(11.65)

Net increase (decrease) from investment operations	4.21		(34.27)	(4.44)	3.05	9.80	(25.80)		(10.65)

Distributions(d)
From net investment income	(0.62)		(1.10)	(0.91)	(0.66)	(0.60)	(0.99)		(0.97)

Total distributions	(0.62)		(1.10)	(0.91)	(0.66)	(0.60)	(0.99)		(0.97)

Net asset value, end of period	$26.42		$22.83	$58.20	$63.55	$61.16	$51.96		$78.75

Total Return
Based on net asset value	18.20	%(e)	(59.65)%	(7.06)%	5.09%	18.88%	(32.89	)%(e)	(11.80)%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	3.18	%(f)	1.87%	1.00%	0.96%	0.93%	1.74	%(f)	1.21%

Supplemental Data
Net assets, end of period (000)	$121,542		$90,169	$276,450	$365,406	$418,955	$368,947		$543,362

Portfolio turnover rate(g)	11	%(e)	25%	12%	17%	8%	18	%(e)	7%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	78

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18		Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$5.97		$25.24	$32.41	$42.09		$35.72	$54.16		$70.65

Net investment income(b)	0.09		0.47	0.34	1.18	(c)	0.33	0.71		0.93
Net realized and unrealized gain (loss)(d)	1.25		(19.27)	(7.14)	(9.61)		6.39	(18.42)		(16.48)

Net increase (decrease) from investment operations	1.34		(18.80)	(6.80)	(8.43)		6.72	(17.71)		(15.55)

Distributions(e)
From net investment income	(0.09)		(0.47)	(0.37)	(1.25)		(0.35)	(0.73)		(0.94)

Total distributions	(0.09)		(0.47)	(0.37)	(1.25)		(0.35)	(0.73)		(0.94)

Net asset value, end of period	$7.22		$5.97	$25.24	$32.41		$42.09	$35.72		$54.16

Total Return
Based on net asset value	22.32	%(f)	(75.48)%	(21.10)%	(20.19	)%(g)	18.88%	(32.83	)%(f)	(22.07)%

Ratios to Average Net Assets
Total expenses	0.42	%(h)	0.42%	0.42%	0.43%		0.44%	0.44	%(h)	0.43%

Net investment income	2.13	%(h)	2.44%	1.09%	3.37	%(c)	0.81%	1.91	%(h)	1.52%

Supplemental Data
Net assets, end of period (000)	$48,012		$25,669	$155,238	$204,188		$250,434	$233,938		$389,980

Portfolio turnover rate(i)	47	%(f)	23%	35%	25%		27%	18	%(f)	14%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)	Includes a one-time special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.37 per share and 1.05% of average net assets.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Not annualized.

(g)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (20.37)% for the year ended March 31, 2018.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

79	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$134.83		$154.05	$147.20	$150.97	$137.03	$168.05		$129.31

Net investment income(b)	0.99		2.14	1.73	2.25	1.28	1.54		1.53
Net realized and unrealized gain (loss)(c)	28.52		(19.09)	6.91	(3.75)	14.01	(29.40)		39.00

Net increase (decrease) from investment operations	29.51		(16.95)	8.64	(1.50)	15.29	(27.86)		40.53

Distributions(d)
From net investment income	(1.02)		(2.27)	(1.79)	(2.27)	(1.35)	(1.52)		(1.61)
From net realized gain	—		—	—	—	—	(1.64)		(0.18)

Total distributions	(1.02)		(2.27)	(1.79)	(2.27)	(1.35)	(3.16)		(1.79)

Net asset value, end of period	$163.32		$134.83	$154.05	$147.20	$150.97	$137.03		$168.05

Total Return
Based on net asset value	21.92	%(e)	(11.06)%	5.88%	(1.05)%	11.19%	(16.84	)%(e)	31.58%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	1.27	%(f)	1.45%	1.12%	1.47%	0.87%	1.03	%(f)	1.03%

Supplemental Data
Net assets, end of period (000)	$351,131		$276,404	$385,114	$390,088	$717,098	$637,189		$1,167,951

Portfolio turnover rate(g)	18	%(e)	40%	51%	23%	33%	31	%(e)	37%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	80

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$69.71		$86.99	$75.48	$78.51	$77.88	$75.44		$69.75

Net investment income(b)	0.88		2.16	2.28	2.22	2.19	1.84		1.92
Net realized and unrealized gain (loss)(c)	10.29		(16.61)	11.86	(2.36)	1.67	3.79		6.47

Net increase (decrease) from investment operations	11.17		(14.45)	14.14	(0.14)	3.86	5.63		8.39

Distributions(d)
From net investment income	(1.01)		(2.83)	(2.63)	(2.89)	(3.23)	(2.60)		(2.55)
From net realized gain	—		—	—	—	—	(0.59)		(0.15)

Total distributions	(1.01)		(2.83)	(2.63)	(2.89)	(3.23)	(3.19)		(2.70)

Net asset value, end of period	$79.87		$69.71	$86.99	$75.48	$78.51	$77.88		$75.44

Total Return
Based on net asset value	16.05	%(e)	(17.14)%	19.09%	(0.29)%	5.03%	7.77	%(e)	12.14%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	2.23	%(f)	2.39%	2.85%	2.80%	2.77%	2.72	%(f)	2.55%

Supplemental Data
Net assets, end of period (000)	$3,558,096		$3,067,098	$4,597,605	$3,596,742	$4,608,522	$4,466,380		$4,937,495

Portfolio turnover rate(g)	9	%(e)	8%	11%	13%	18%	13	%(e)	21%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

81	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$29.00		$43.44	$50.39	$44.79	$31.79	$34.87		$33.02

Net investment income(b)	0.64		1.20	1.01	0.80	0.71	0.63		0.61
Net realized and unrealized gain (loss)(c)	3.75		(14.32)	(6.91)	5.60	12.95	(3.04)		1.84

Net increase (decrease) from investment operations	4.39		(13.12)	(5.90)	6.40	13.66	(2.41)		2.45

Distributions(d)
From net investment income	(0.65)		(1.32)	(1.05)	(0.80)	(0.66)	(0.67)		(0.60)

Total distributions	(0.65)		(1.32)	(1.05)	(0.80)	(0.66)	(0.67)		(0.60)

Net asset value, end of period	$32.74		$29.00	$43.44	$50.39	$44.79	$31.79		$34.87

Total Return
Based on net asset value	15.15	%(e)	(31.09)%	(11.79)%	14.42%	43.37%	(7.08	)%(e)	7.44%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	3.83	%(f)	2.60%	2.08%	1.68%	1.79%	1.99	%(f)	1.80%

Supplemental Data
Net assets, end of period (000)	$212,778		$197,182	$519,088	$902,061	$747,957	$410,119		$543,990

Portfolio turnover rate(g)	4	%(e)	5%	10%	4%	6%	11	%(e)	5%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	82

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$24.88		$29.73	$27.06	$32.38	$30.71	$30.75		$29.34

Net investment income(b)	0.38		0.71	0.49	0.74	0.66	0.44		0.64
Net realized and unrealized gain (loss)(c)	2.31		(4.80)	2.71	(5.08)	1.87	0.12		1.43

Net increase (decrease) from investment operations	2.69		(4.09)	3.20	(4.34)	2.53	0.56		2.07

Distributions(d)
From net investment income	(0.37)		(0.76)	(0.53)	(0.98)	(0.86)	(0.60)		(0.66)

Total distributions	(0.37)		(0.76)	(0.53)	(0.98)	(0.86)	(0.60)		(0.66)

Net asset value, end of period	$27.20		$24.88	$29.73	$27.06	$32.38	$30.71		$30.75

Total Return
Based on net asset value	10.82	%(e)	(13.99)%	11.91%	(13.63)%	8.25%	1.93	%(e)	7.15%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	2.72	%(f)	2.40%	1.73%	2.41%	2.02%	1.67	%(f)	2.14%

Supplemental Data
Net assets, end of period (000)	$368,605		$292,379	$463,756	$316,596	$519,768	$560,382		$713,380

Portfolio turnover rate(g)	32	%(e)	41%	35%	86%	47%	24	%(e)	49%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

83	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Focused Value Factor	Non-diversified
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers & Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Infrastructure	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	84

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

85	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
U.S. Aerospace & Defense
Barclays Bank PLC	$16,183,028	$16,183,028		$—	$—
Barclays Capital Inc.	33,883	33,883		—	—
BNP Paribas Prime Brokerage International Ltd.	3,494,027	3,494,027		—	—
BNP Paribas Securities Corp.	57	57		—	—
BofA Securities, Inc.	4,866,047	4,866,047		—	—
Credit Suisse Securities (USA) LLC	1,204,836	1,204,836		—	—
Deutsche Bank Securities Inc.	751,797	751,797		—	—
Goldman Sachs & Co.	4,626,899	4,626,899		—	—
JPMorgan Securities LLC	73,881,515	73,881,515		—	—
Morgan Stanley & Co. LLC	2,311,085	2,311,085		—	—
National Financial Services LLC	1,794,299	1,794,299		—	—
SG Americas Securities LLC	293,048	293,048		—	—
State Street Bank & Trust Company	253,068	253,068		—	—
TD Prime Services LLC	620,800	620,800		—	—
UBS AG	22,574,884	22,574,884		—	—
Wells Fargo Bank, National Association	246,093	246,093		—	—

	$133,135,366	$133,135,366		$—	$—

U.S. Broker-Dealers & Securities Exchanges
BNP Paribas Prime Brokerage International Ltd.	$170,510	$170,510		$—	$—

U.S. Healthcare Providers
BNP Paribas Prime Brokerage International Ltd.	$3,806,563	$3,806,563		$—	$—
BofA Securities, Inc.	1,880,460	1,880,460		—	—
Citigroup Global Markets Inc.	837,316	837,316		—	—
Credit Suisse Securities (USA) LLC	350,217	350,217		—	—
Goldman Sachs & Co.	8,177,959	8,177,959		—	—
HSBC Bank PLC	704,185	704,185		—	—
Jefferies LLC	6,776,751	6,776,751		—	—
JPMorgan Securities LLC	9,869,797	9,869,797		—	—
Morgan Stanley & Co. LLC	3,386,006	3,386,006		—	—
National Financial Services LLC	1,278,360	1,278,360		—	—
Nomura Securities International Inc.	524,428	524,428		—	—
SG Americas Securities LLC	148,656	146,835		—	(1,821	)(b)
State Street Bank & Trust Company	71,413	71,413		—	—
UBS AG	13,044,149	13,044,149		—	—
UBS Securities LLC	11,124,712	11,105,480		—	(19,232	)(b)
Wells Fargo Securities LLC	109,999	109,999		—	—

	$62,090,971	$62,069,918		$—	$(21,053)

N O T E S T O F I N A N C I A L S T A T E M E N T S	86

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
U.S. Home Construction
BNP Paribas Prime Brokerage International Ltd.	$1,166,668	$1,153,932		$—	$(12,736	)(b)
Citigroup Global Markets Inc.	9,429,790	9,429,790		—	—
Credit Suisse Securities (USA) LLC	954,542	940,168		—	(14,374	)(b)
Goldman Sachs & Co.	3,565,038	3,563,450		—	(1,588	)(b)
HSBC Bank PLC	5,861,579	5,861,579		—	—
JPMorgan Securities LLC	13,218,204	13,218,204		—	—
Morgan Stanley & Co. LLC	11,944,739	11,944,739		—	—
SG Americas Securities LLC	35,420	35,420		—	—
State Street Bank & Trust Company	72,304	72,304		—	—
UBS AG	58,080	58,080		—	—
Wells Fargo Bank, National Association	628,936	621,362		—	(7,574	)(b)

	$46,935,300	$46,899,028		$—	$(36,272)

U.S. Infrastructure
BofA Securities, Inc.	$164,939	$164,939		$—	$—
Citigroup Global Markets Inc.	9,688	9,688		—	—
Credit Suisse Securities (USA) LLC	10,742	10,742		—	—
Morgan Stanley & Co. LLC	401,517	401,517		—	—

	$586,886	$586,886		$—	$—

U.S. Insurance
BofA Securities, Inc.	$81,044	$81,044		$—	$—
HSBC Bank PLC	7,900	7,715		—	(185	)(b)

	$88,944	$88,759		$—	$(185)

U.S. Medical Devices
Barclays Bank PLC	$9,007,599	$9,007,599		$—	$—
Barclays Capital Inc.	6,035,396	6,035,396		—	—
BNP Paribas Prime Brokerage International Ltd.	13,570,027	13,570,027		—	—
BofA Securities, Inc.	15,350,574	15,350,574		—	—
Citigroup Global Markets Inc.	22,069,667	22,069,667		—	—
Credit Suisse Securities (USA) LLC	4,055,940	4,055,940		—	—
Deutsche Bank Securities Inc.	210,090	210,090		—	—
Goldman Sachs & Co.	8,215,929	8,215,929		—	—
HSBC Bank PLC	141,797	141,797		—	—
Jefferies LLC	34,647	34,647		—	—
JPMorgan Securities LLC	27,554,395	27,554,395		—	—
Morgan Stanley & Co. LLC	6,474,626	6,474,626		—	—
National Financial Services LLC	1,839,866	1,839,866		—	—
Nomura Securities International Inc.	966,692	966,692		—	—
Scotia Capital (USA) Inc.	84,184	84,184		—	—
SG Americas Securities LLC	7,699,707	7,699,707		—	—
State Street Bank & Trust Company	882,275	882,275		—	—
TD Prime Services LLC	1,388,028	1,388,028		—	—
UBS AG	26,565,571	26,565,571		—	—
UBS Securities LLC	4,759,018	4,759,018		—	—
Virtu Americas LLC	76,428	76,428		—	—
Wells Fargo Bank, National Association	1,356	1,329		—	(27	)(b)
Wells Fargo Securities LLC	12,597,778	12,597,778		—	—

	$169,581,590	$169,581,563		$—	$(27)

U.S. Oil & Gas Exploration & Production
Barclays Bank PLC	$343,255	$343,255		$—	$—
BofA Securities, Inc.	101,525	101,525		—	—
Goldman Sachs & Co.	955,431	955,431		—	—
JPMorgan Securities LLC	1,673,027	1,673,027		—	—

	$3,073,238	$3,073,238		$—	$—

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Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
U.S. Oil Equipment & Services
Barclays Bank PLC	$369,538	$369,538		$—	$—
BofA Securities, Inc.	1,536	1,536		—	—
Goldman Sachs & Co.	55,149	55,149		—	—
Jefferies LLC	119,536	119,536		—	—
JPMorgan Securities LLC	374,923	374,923		—	—
Morgan Stanley & Co. LLC	651,131	651,131		—	—
Nomura Securities International Inc.	9,904	9,904		—	—
Scotia Capital (USA) Inc.	384	384		—	—
SG Americas Securities LLC	25,530	25,530		—	—
State Street Bank & Trust Company	109,407	109,407		—	—
UBS AG	85,087	85,087		—	—
Virtu Americas LLC	139,451	139,451		—	—
Wells Fargo Securities LLC	278,862	278,862		—	—

	$2,220,438	$2,220,438		$—	$—

U.S. Pharmaceuticals
Barclays Bank PLC	$52,361	$52,361		$—	$—
Barclays Capital Inc.	29,973	29,973		—	—
BNP Paribas Prime Brokerage International Ltd.	209,157	209,157		—	—
BofA Securities, Inc.	440,154	440,154		—	—
Citigroup Global Markets Inc.	5,429,433	5,429,433		—	—
Deutsche Bank Securities Inc.	17,699	17,699		—	—
Goldman Sachs & Co.	2,649,180	2,649,180		—	—
HSBC Bank PLC	4,024,800	4,024,800		—	—
Jefferies LLC	250,038	250,038		—	—
JPMorgan Securities LLC	984,765	984,765		—	—
Morgan Stanley & Co. LLC	4,358,870	4,351,997		—	(6,873	)(b)
National Financial Services LLC	551,364	551,364		—	—
SG Americas Securities LLC	262,434	262,434		—	—
State Street Bank & Trust Company	1,335,808	1,335,808		—	—
TD Prime Services LLC	865,728	865,728		—	—
UBS AG	1,705,297	1,705,297		—	—
UBS Securities LLC	961,484	961,484		—	—
Wells Fargo Securities LLC	643,335	643,335		—	—

	$24,771,880	$24,765,007		$—	$(6,873)

U.S. Real Estate
Barclays Bank PLC	$956,160	$956,160		$—	$—
BofA Securities, Inc.	1,757,691	1,757,691		—	—
Goldman Sachs & Co.	1,864,560	1,864,560		—	—
JPMorgan Securities LLC	1,008,688	1,008,688		—	—
Nomura Securities International Inc.	23,738	23,738		—	—
Virtu Americas LLC	424,255	424,255		—	—
Wells Fargo Securities LLC	3,087,630	3,087,630		—	—

	$9,122,722	$9,122,722		$—	$—

U.S. Telecommunications
Barclays Bank PLC	$594,273	$594,273		$—	$—
BNP Paribas Prime Brokerage International Ltd.	151,333	151,333		—	—
Credit Suisse Securities (USA) LLC	247,566	247,566		—	—
JPMorgan Securities LLC	8,092,709	8,092,709		—	—
SG Americas Securities LLC	1,006,368	1,006,368		—	—
UBS AG	1,950,522	1,950,522		—	—
Wells Fargo Bank, National Association	104,538	104,538		—	—

	$12,147,309	$12,147,309		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

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Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, except for the iShares Focused Value Factor ETF and iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

For its investment advisory services to the iShares Focused Value Factor ETF and iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.25% and 0.40%, respectively, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

89	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Focused Value Factor	$1,663
U.S. Aerospace & Defense	175,780
U.S. Broker-Dealers & Securities Exchanges	1,008
U.S. Healthcare Providers	55,022
U.S. Home Construction	33,468
U.S. Infrastructure	357
U.S. Insurance	873
U.S. Medical Devices	236,573
U.S. Oil & Gas Exploration & Production	17,398
U.S. Oil Equipment & Services	30,496
U.S. Pharmaceuticals	30,550
U.S. Real Estate	51,977
U.S. Regional Banks	937
U.S. Telecommunications	14,748

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Aerospace & Defense	$126,222,243	$54,152,746	$(2,254,685)
U.S. Broker-Dealers & Securities Exchanges	2,978,644	2,689,907	(759,076)
U.S. Healthcare Providers	32,378,994	28,384,565	—
U.S. Home Construction	75,685,480	12,429,672	(1,835,719)
U.S. Infrastructure	711,095	420,479	(79,792)
U.S. Insurance	1,076,182	841,994	(635,520)
U.S. Medical Devices	48,952,595	172,136,994	(11,327,810)
U.S. Oil & Gas Exploration & Production	10,029,525	8,929,156	(22,979,382)
U.S. Oil Equipment & Services	26,013,059	7,394,286	(3,207,554)
U.S. Pharmaceuticals	16,399,647	17,892,396	(7,572,080)
U.S. Real Estate	112,685,270	21,593,450	(22,434,402)
U.S. Regional Banks	2,595,271	2,221,400	(1,474,061)
U.S. Telecommunications	48,675,967	26,063,160	(1,237,125)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	90

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Focused Value Factor	$16,671,413	$16,633,327
U.S. Aerospace & Defense	944,166,374	948,921,945
U.S. Broker-Dealers & Securities Exchanges	17,728,851	17,734,031
U.S. Healthcare Providers	132,825,892	130,667,351
U.S. Home Construction	149,407,257	148,239,746
U.S. Infrastructure	4,159,890	4,087,256
U.S. Insurance	2,653,789	2,715,163
U.S. Medical Devices	523,994,741	518,644,215
U.S. Oil & Gas Exploration & Production	20,761,786	20,870,916
U.S. Oil Equipment & Services	48,042,959	46,105,405
U.S. Pharmaceuticals	63,009,541	62,619,933
U.S. Real Estate	315,111,726	303,864,153
U.S. Regional Banks	9,729,630	9,677,008
U.S. Telecommunications	110,483,148	110,615,523

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$197,410,112	$718,628,451
U.S. Broker-Dealers & Securities Exchanges	47,514,919	115,362,381
U.S. Healthcare Providers	220,036,635	246,473,155
U.S. Home Construction	1,704,806,336	790,867,308
U.S. Infrastructure	21,459,961	1,154,877
U.S. Insurance	8,292,943	12,895,656
U.S. Medical Devices	3,623,602,604	1,278,427,533
U.S. Oil & Gas Exploration & Production	207,553,710	177,928,939
U.S. Oil Equipment & Services	178,891,377	180,931,237
U.S. Pharmaceuticals	50,636,932	38,834,364
U.S. Real Estate	4,789,909,402	4,724,058,222
U.S. Regional Banks	56,404,643	63,499,066
U.S. Telecommunications	227,141,496	175,652,491

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

91	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Focused Value Factor	$338,591
U.S. Aerospace & Defense	196,788,244
U.S. Broker-Dealers & Securities Exchanges	32,126,015
U.S. Healthcare Providers	97,142,424
U.S. Home Construction	36,301,853
U.S. Infrastructure	29,247
U.S. Insurance	1,667,808
U.S. Medical Devices	37,052,155
U.S. Oil & Gas Exploration & Production	103,489,644
U.S. Oil Equipment & Services	202,655,454
U.S. Pharmaceuticals	161,449,195
U.S. Real Estate	41,177,503
U.S. Regional Banks	11,593,640
U.S. Telecommunications	202,192,179

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Focused Value Factor	$20,056,337	$1,020,890	$(1,931,203)	$(910,313)
U.S. Aerospace & Defense	3,258,280,990	123,284,631	(654,568,387)	(531,283,756)
U.S. Broker-Dealers & Securities Exchanges	116,232,924	2,895,015	(19,960,420)	(17,065,405)
U.S. Healthcare Providers	967,387,270	89,273,483	(74,507,440)	14,766,043
U.S. Home Construction	2,205,096,938	304,525,635	(24,509,983)	280,015,652
U.S. Infrastructure	26,665,427	1,737,266	(1,045,437)	691,829
U.S. Insurance	70,698,611	6,816,929	(13,486,140)	(6,669,211)
U.S. Medical Devices	7,174,197,378	1,347,666,096	(100,561,260)	1,247,104,836
U.S. Oil & Gas Exploration & Production	286,544,018	423,934	(162,369,903)	(161,945,969)
U.S. Oil Equipment & Services	91,505,829	81,279	(41,441,939)	(41,360,660)
U.S. Pharmaceuticals	368,619,012	41,697,513	(34,311,540)	7,385,973
U.S. Real Estate	4,332,459,312	77,778,901	(859,281,584)	(781,502,683)
U.S. Regional Banks	323,615,957	923,418	(112,113,862)	(111,190,444)
U.S. Telecommunications	425,784,301	7,280,347	(51,480,957)	(44,200,610)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or

N O T E S T O F I N A N C I A L S T A T E M E N T S	92

Notes to Financial Statements  (unaudited) (continued)

industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Focused Value Factor
Shares redeemed	—	$—	(50,000)	$(2,340,510)

U.S. Aerospace & Defense
Shares sold	1,200,000	$198,141,088	6,200,000	$1,376,639,641
Shares redeemed	(4,550,000)	(722,842,850)	(11,650,000)	(2,252,778,280)

Net decrease	(3,350,000)	$(524,701,762)	(5,450,000)	$(876,138,639)

U.S. Broker-Dealers & Securities Exchanges
Shares sold	750,000	$47,605,256	600,000	$38,074,129
Shares redeemed	(1,900,000)	(115,792,786)	(1,550,000)	(90,238,870)

Net decrease	(1,150,000)	$(68,187,530)	(950,000)	$(52,164,741)

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
U.S. Healthcare Providers
Shares sold	1,150,000	$225,601,537	4,650,000	$821,661,091
Shares redeemed	(1,300,000)	(251,690,007)	(4,700,000)	(818,167,938)

Net increase (decrease)	(150,000)	$(26,088,470)	(50,000)	$3,493,153

U.S. Home Construction
Shares sold	36,750,000	$1,708,233,890	77,750,000	$3,359,582,082
Shares redeemed	(18,150,000)	(792,502,568)	(85,850,000)	(3,534,948,189)

Net increase (decrease)	18,600,000	$915,731,322	(8,100,000)	$(175,366,107)

U.S. Infrastructure
Shares sold	900,000	$21,580,302	50,000	$1,308,263
Shares redeemed	(50,000)	(1,168,119)	—	—

Net increase	850,000	$20,412,183	50,000	$1,308,263

U.S. Insurance
Shares sold	150,000	$8,482,303	50,000	$3,430,500
Shares redeemed	(250,000)	(13,130,422)	(350,000)	(23,165,635)

Net decrease	(100,000)	$(4,648,119)	(300,000)	$(19,735,135)

U.S. Medical Devices
Shares sold	13,850,000	$3,638,071,504	14,250,000	$3,411,818,792
Shares redeemed	(4,750,000)	(1,282,677,258)	(11,650,000)	(2,734,276,387)

Net increase	9,100,000	$2,355,394,246	2,600,000	$677,542,405

U.S. Oil & Gas Exploration & Production
Shares sold	6,400,000	$208,429,405	1,750,000	$70,874,410
Shares redeemed	(5,750,000)	(178,775,074)	(2,550,000)	(113,400,252)

Net increase (decrease)	650,000	$29,654,331	(800,000)	$(42,525,842)

U.S. Oil Equipment & Services
Shares sold	22,950,000	$185,825,534	2,050,000	$31,187,835
Shares redeemed	(20,600,000)	(186,022,701)	(3,900,000)	(73,627,485)

Net increase (decrease)	2,350,000	$(197,167)	(1,850,000)	$(42,439,650)

U.S. Pharmaceuticals
Shares sold	350,000	$50,727,832	1,550,000	$231,697,191
Shares redeemed	(250,000)	(38,928,586)	(2,000,000)	(300,837,487)

Net increase (decrease)	100,000	$11,799,246	(450,000)	$(69,140,296)

U.S. Real Estate
Shares sold	62,150,000	$4,814,909,199	183,100,000	$16,374,841,039
Shares redeemed	(61,600,000)	(4,747,230,879)	(191,950,000)	(17,169,109,866)

Net increase (decrease)	550,000	$67,678,320	(8,850,000)	$(794,268,827)

U.S. Regional Banks
Shares sold	1,700,000	$56,626,036	800,000	$34,265,228
Shares redeemed	(2,000,000)	(63,817,927)	(5,950,000)	(265,069,950)

Net decrease	(300,000)	$(7,191,891)	(5,150,000)	$(230,804,722)

U.S. Telecommunications
Shares sold	8,200,000	$228,541,552	20,900,000	$610,783,233
Shares redeemed	(6,400,000)	(176,605,613)	(24,750,000)	(718,798,266)

Net increase (decrease)	1,800,000	$51,935,939	(3,850,000)	$(108,015,033)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

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Notes to Financial Statements  (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On September 17, 2020, the Board approved a two-for-one stock split for the iShares U.S. Aerospace & Defense ETF, effective after the close of trading on December 4, 2020. The impact of the stock split will be to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund.

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Board Review and Approval of Investment Advisory Contract

iShares Focused Value Factor ETF, iShares U.S. Infrastructure ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members

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requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares U.S. Telecommunications ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with

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independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Qu of alityServices Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Focused Value Factor(a)	$0.555821	$—	$0.012367	$0.568188	98%	—%	2%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	104

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

105	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	106

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-311-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Mortgage Real Estate ETF | REM | Cboe BZX
•	iShares Residential and Multisector Real Estate ETF | REZ | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® Mortgage Real Estate ETF

Investment Objective

The iShares Mortgage Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE Nareit All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	43.81%	(31.96)%	1.17%	2.97%	(31.96)%	5.98%	34.02%
Fund Market	44.21	(31.87)	1.17	2.98	(31.87)	5.97	34.13
Index	45.78	(31.19)	1.81	3.59	(31.19)	9.41	42.29

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,438.10	$2.93		$1,000.00	$1,022.70	$2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Mortgage REITs	97.9%
Diversified REITs	2.1

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Annaly Capital Management Inc.	18.0%
AGNC Investment Corp.	13.9
Starwood Property Trust Inc.	7.4
Blackstone Mortgage Trust Inc., Class A	5.4
New Residential Investment Corp.	4.9
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4.8
PennyMac Mortgage Investment Trust	3.8
Chimera Investment Corp.	3.8
Two Harbors Investment Corp.	3.3
Apollo Commercial Real Estate Finance Inc.	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Residential and Multisector Real Estate ETF

Investment Objective

The iShares Residential and Multisector Real Estate ETF (the “Fund”) (formerly the iShares Residential Real Estate ETF) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE Nareit All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	12.04%	(20.60)%	4.43%	8.85%	(20.60)%	24.23%	133.46%
Fund Market	12.06	(20.61)	4.43	8.85	(20.61)	24.22	133.51
Index	12.31	(20.22)	4.81	9.29	(20.22)	26.46	143.19

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio

$1,000.00	$1,120.40	$2.55	$1,000.00	$1,022.70	$2.43	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Residential REITs	48.6%
Health Care REITs	31.4
Specialized REITs	20.0

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Public Storage	10.6%
Welltower Inc.	7.3
AvalonBay Communities Inc.	6.6
Equity Residential	5.9
Invitation Homes Inc.	4.9
Ventas Inc.	4.9
Extra Space Storage Inc.	4.7
Mid-America Apartment Communities Inc.	4.6
Healthpeak Properties Inc.	4.6
Sun Communities Inc.	4.6

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	6

Schedule of Investments (unaudited) September 30, 2020	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.0%
iStar Inc.	1,791,737	$21,160,414

Mortgage REITs — 96.1%
AGNC Investment Corp.	10,274,871	142,923,456
Annaly Capital Management Inc.	25,960,804	184,840,924
Anworth Mortgage Asset Corp.	2,411,084	3,954,178
Apollo Commercial Real Estate Finance Inc.	3,645,995	32,850,415
Arbor Realty Trust Inc.	2,588,481	29,689,877
Ares Commercial Real Estate Corp.	756,561	6,914,968
ARMOUR Residential REIT Inc.(a)	1,572,203	14,951,651
Blackstone Mortgage Trust Inc., Class A	2,531,711	55,621,691
Broadmark Realty Capital Inc.	3,161,593	31,173,307
Capstead Mortgage Corp.	2,341,188	13,157,477
Cherry Hill Mortgage Investment Corp.	374,299	3,361,205
Chimera Investment Corp.	4,716,801	38,677,768
Colony Credit Real Estate Inc.	2,067,857	10,153,178
Dynex Capital Inc.	544,446	8,281,024
Ellington Financial Inc.	1,013,419	12,424,517
Ellington Residential Mortgage REIT	221,706	2,460,937
Granite Point Mortgage Trust Inc.	1,343,168	9,523,061
Great Ajax Corp.	508,935	4,219,071
Hannon Armstrong Sustainable Infrastructure Capital Inc.(a)	1,170,000	49,455,900
Invesco Mortgage Capital Inc.(a)	4,484,968	12,154,263
KKR Real Estate Finance Trust Inc.	701,469	11,595,283
Ladder Capital Corp.	2,597,264	18,492,520
MFA Financial Inc.	11,152,314	29,888,201
New Residential Investment Corp.	6,310,814	50,170,971
New York Mortgage Trust Inc.	9,309,426	23,739,036
Orchid Island Capital Inc.	1,636,517	8,198,950

Security	Shares	Value

Mortgage REITs (continued)
PennyMac Mortgage Investment Trust	2,436,307	$39,151,453
Ready Capital Corp.	1,029,162	11,526,614
Redwood Trust Inc.	2,824,498	21,240,225
Starwood Property Trust Inc.	5,052,638	76,244,307
TPG RE Finance Trust Inc.	1,473,519	12,465,971
Two Harbors Investment Corp.	6,731,091	34,261,253
Western Asset Mortgage Capital Corp.	1,464,055	2,986,671

		1,006,750,323

Total Common Stocks — 98.1% (Cost: $1,266,012,507)		1,027,910,737

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(b)(c)(d)	4,377,536	4,381,476

Total Short -Term Investments — 0.4% (Cost: $4,376,522)		4,381,476

Total Investments in Securities — 98.5% (Cost: $1,270,389,029)		1,032,292,213

Other Assets, Less Liabilities — 1.5%		16,149,147

Net Assets — 100.0%		$1,048,441,360

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency
Shares	$7,818,841	$—		$(3,455,862	)(a)	$14,628	$3,869	$4,381,476	4,377,536	$460,763	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency
Shares(c)	—	0	(a)	—		—	—	—	—	1,969		—
PennyMac Mortgage Investment Trust(d)	18,737,100	18,928,564		(7,906,579)		104,234	14,709,119	N/A	N/A	1,314,957		—

						$118,862	$14,712,988	$4,381,476		$1,777,689		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held. (d) As of period end, the entity is no longer an affiliate.

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Mortgage Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate Index	651	12/18/20	$20,409	$113,960

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$113,960

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,036,945

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$178,846

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$25,479,177

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,027,910,737	$—	$—	$1,027,910,737
Money Market Funds	4,381,476	—	—	4,381,476

	$1,032,292,213	$—	$—	$1,032,292,213

Derivative financial instruments(a)
Assets
Futures Contracts	$113,960	$—	$—	$113,960

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) September 30, 2020	iShares® Residential and Multisector Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 31.2%
CareTrust REIT Inc.	119,637	$2,128,940
Community Healthcare Trust Inc.	27,058	1,265,232
Diversified Healthcare Trust	296,974	1,045,349
Global Medical REIT Inc.	52,711	711,599
Healthcare Realty Trust Inc.	169,206	5,096,485
Healthcare Trust of America Inc., Class A	273,761	7,117,786
Healthpeak Properties Inc.	607,420	16,491,453
LTC Properties Inc.	48,690	1,697,333
Medical Properties Trust Inc.	655,049	11,548,514
National Health Investors Inc.	53,881	3,247,408
New Senior Investment Group Inc.	102,678	410,712
Omega Healthcare Investors Inc.	283,376	8,484,278
Physicians Realty Trust	261,363	4,681,011
Sabra Health Care REIT Inc.	257,251	3,546,205
Universal Health Realty Income Trust	16,068	915,715
Ventas Inc.	420,442	17,641,746
Welltower Inc.	471,098	25,952,789

		111,982,555

Residential REITs — 48.3%
American Campus Communities Inc.	172,405	6,020,383
American Homes 4 Rent, Class A	326,948	9,311,479
Apartment Investment & Management Co., Class A	186,463	6,287,532
AvalonBay Communities Inc.	158,538	23,676,065
Bluerock Residential Growth REIT Inc.	31,073	235,533
BRT Apartments Corp.	13,294	156,603
Camden Property Trust	118,813	10,571,981
Clipper Realty Inc.	18,489	111,859
Equity LifeStyle Properties Inc.	219,031	13,426,600
Equity Residential	414,084	21,254,932
Essex Property Trust Inc.	75,213	15,102,018
Front Yard Residential Corp.	62,481	546,084
Independence Realty Trust Inc.	118,674	1,375,432
Investors Real Estate Trust	16,101	1,049,302
Invitation Homes Inc.	631,957	17,688,477

Security	Shares	Value

Residential REITs (continued)
Mid-America Apartment Communities Inc.	142,520	$16,525,194
NexPoint Residential Trust Inc.	27,161	1,204,590
Preferred Apartment Communities Inc., Class A	59,353	320,506
Sun Communities Inc.	115,774	16,278,982
UDR Inc.	369,000	12,033,090
UMH Properties Inc.	45,896	621,432

		173,798,074

Specialized REITs — 19.9%
CubeSmart	243,307	7,861,249
Extra Space Storage Inc.	155,673	16,655,454
Jernigan Capital Inc.	28,190	483,177
Life Storage Inc.	58,736	6,183,139
National Storage Affiliates Trust	78,429	2,565,412
Public Storage	169,904	37,841,019

		71,589,450

Total Common Stocks — 99.4% (Cost: $406,398,240)		357,370,079

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	790,000	790,000

Total Short -Term Investments — 0.2% (Cost: $790,000)		790,000

Total Investments in Securities — 99.6% (Cost: $407,188,240)		358,160,079

Other Assets, Less Liabilities — 0.4%		1,563,373

Net Assets — 100.0%		$359,723,452

(a) Affiliate	of the Fund.
(b) Annualized	7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,155,488	$—	$(1,169,243	)(b)	$14,656	$(901)	$—	—	$8,444	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	830,000	—	(40,000	)(b)	—	—	790,000	790,000	520		—

					$14,656	$(901)	$790,000		$8,964		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Residential and Multisector Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate Index	74	12/18/20	$2,320	$(3,120)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,120

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$376,421

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(77,608)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,417,367

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$357,370,079	$—	$—	$357,370,079
Money Market Funds	790,000	—	—	790,000

	$358,160,079	$—	$—	$358,160,079

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,120)	$—	$—	$(3,120)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	10

Statement of Assets and Liabilities  (unaudited)

September 30, 2020

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,027,910,737	$357,370,079
Affiliated(c)	4,381,476	790,000
Cash	—	3,298
Cash pledged:
Futures contracts	1,779,000	197,000
Receivables:
Investments sold	978,922	—
Securities lending income — Affiliated	10,516	30
Variation margin on futures contracts	72,751	6,140
Dividends	18,617,848	1,502,546

Total assets	1,053,751,250	359,869,093

LIABILITIES
Bank overdraft	523,857	—
Collateral on securities loaned, at value	4,362,996	—
Payables:
Investment advisory fees	423,037	145,641

Total liabilities	5,309,890	145,641

NET ASSETS	$1,048,441,360	$359,723,452

NET ASSETS CONSIST OF:
Paid-in capital	$1,676,836,540	$424,674,349
Accumulated loss	(628,395,180)	(64,950,897)

NET ASSETS	$1,048,441,360	$359,723,452

Shares outstanding	40,750,000	5,900,000

Net asset value	$25.73	$60.97

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$3,965,116	$—
(b) Investments, at cost — Unaffiliated	$1,266,012,507	$406,398,240
(c) Investments, at cost — Affiliated	$4,376,522	$790,000

See notes to financial statements.

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited)

Six Months Ended September 30, 2020

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$34,126,339	$5,110,236
Dividends — Affiliated	1,316,926	520
Interest — Unaffiliated	—	8
Securities lending income — Affiliated — net	460,763	8,444

Total investment income	35,904,028	5,119,208

EXPENSES
Investment advisory fees	2,135,175	835,105
Miscellaneous	264	264

Total expenses	2,135,439	835,369

Net investment income	33,768,589	4,283,839

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(185,011,374)	(2,719,166)
Investments — Affiliated	(1,161,443)	14,656
In-kind redemptions — Unaffiliated	30,555,342	(226,933)
In-kind redemptions — Affiliated	1,280,305	—
Futures contracts	1,036,945	376,421

Net realized loss	(153,300,225)	(2,555,022)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	369,825,680	35,858,352
Investments — Affiliated	14,712,988	(901)
Futures contracts	178,846	(77,608)

Net change in unrealized appreciation (depreciation)	384,717,514	35,779,843

Net realized and unrealized gain	231,417,289	33,224,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$265,185,878	$37,508,660

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	12

Statement of Changes in Net Assets

	iShares Mortgage Real Estate ETF		iShares Residential and Multisector Real Estate ETF

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$33,768,589	$80,102,226	$4,283,839	$10,492,948
Net realized gain (loss)	(153,300,225)	(88,713,592)	(2,555,022)	21,152,172
Net change in unrealized appreciation (depreciation)	384,717,514	(644,472,683)	35,779,843	(122,047,028)

Net increase (decrease) in net assets resulting from operations	265,185,878	(653,084,049)	37,508,660	(90,401,908)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(42,076,626)	(80,102,225)	(5,411,058)	(14,849,342)
Return of capital	—	(35,545,411)	—	—

Decrease in net assets resulting from distributions to shareholders	(42,076,626)	(115,647,636)	(5,411,058)	(14,849,342)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	231,481,919	110,552,916	(3,933,223)	5,934,825

NET ASSETS
Total increase (decrease) in net assets	454,591,171	(658,178,769)	28,164,379	(99,316,425)
Beginning of period	593,850,189	1,252,028,958	331,559,073	430,875,498

End of period	$1,048,441,360	$593,850,189	$359,723,452	$331,559,073

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF

	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Period From 05/01/15 to 03/31/16	(a)(b)	Year Ended 04/30/15 (a)

Net asset value, beginning of period	$18.67		$43.32	$42.48	$45.34	$38.68	$46.46		$49.85

Net investment income(c)	0.93		2.61	3.13	2.66	3.50	3.52		3.72
Net realized and unrealized gain (loss)(d)	7.23		(23.51)	1.52	(1.18)	7.34	(6.82)		(1.11)

Net increase (decrease) from investment operations	8.16		(20.90)	4.65	1.48	10.84	(3.30)		2.61

Distributions(e)
From net investment income	(1.10)		(2.60)	(3.08)	(3.53)	(3.53)	(3.56)		(4.76)
Return of capital	—		(1.15)	(0.73)	(0.81)	(0.65)	(0.92)		(1.24)

Total distributions	(1.10)		(3.75)	(3.81)	(4.34)	(4.18)	(4.48)		(6.00)

Net asset value, end of period	$25.73		$18.67	$43.32	$42.48	$45.34	$38.68		$46.46

Total Return
Based on net asset value	43.81	%(f)	(51.80)%	11.46%	3.10%	29.32%	(7.09	)%(f)	5.42%

Ratios to Average Net Assets
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48	%(g)	0.48%

Net investment income	7.59	%(g)	6.16%	7.22%	5.82%	8.30%	9.31	%(g)	7.59%

Supplemental Data
Net assets, end of period (000)	$1,048,441		$593,850	$1,252,029	$1,004,534	$1,246,883	$762,513		$1,216,004

Portfolio turnover rate(h)	22	%(f)	29%	25%	31%	34%	18	%(f)	42%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	The Fund’s fiscal year-end changed from April 30 to March 31.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	14

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Residential and Multisector Real Estate ETF

	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$55.26		$70.64	$57.61	$63.14	$65.99	$59.10		$52.26

Net investment income(b)	0.74		1.55	1.80	1.64	1.51	1.66		1.47
Net realized and unrealized gain (loss)(c)	5.91		(14.77)	13.45	(4.94)	(1.38)	7.76		7.25

Net increase (decrease) from investment operations	6.65		(13.22)	15.25	(3.30)	0.13	9.42		8.72

Distributions(d)
From net investment income	(0.94)		(2.16)	(2.00)	(2.23)	(2.56)	(2.09)		(1.88)
From net realized gain	—		—	(0.22)	—	(0.42)	(0.44)		—

Total distributions	(0.94)		(2.16)	(2.22)	(2.23)	(2.98)	(2.53)		(1.88)

Net asset value, end of period	$60.97		$55.26	$70.64	$57.61	$63.14	$65.99		$59.10

Total Return
Based on net asset value	12.04	%(e)	(19.25)%	26.94%	(5.41)%	0.31%	16.35	%(e)	16.93%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%	0.48%	0.48%	0.48	%(f)	0.48%

Net investment income	2.46	%(f)	2.07%	2.81%	2.61%	2.37%	3.01	%(f)	2.55%

Supplemental Data
Net assets, end of period (000)	$359,723		$331,559	$430,875	$285,163	$375,687	$399,220		$304,350

Portfolio turnover rate(g)	3	%(e)	12%	10%	19%	15%	17	%(e)	21%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate	Non-diversified
Residential and Multisector Real Estate(a)	Non-diversified

(a)	Formerly the iShares Residential Real Estate ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

N O T E S T O F I N A N C I A L S T A T E M E N T S	16

Notes to Financial Statements  (unaudited)  (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

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Notes to Financial Statements  (unaudited)  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Mortgage Real Estate
Goldman Sachs & Co.	$278,982	$278,982	$—	$—
HSBC Bank PLC	913	913	—	—
JPMorgan Securities LLC	3,685,221	3,685,221	—	—

	$3,965,116	$3,965,116	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

N O T E S T O F I N A N C I A L S T A T E M E N T S	18

Notes to Financial Statements (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate	$157,914
Residential and Multisector Real Estate	3,238

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Mortgage Real Estate	$29,057,169	$7,753,638	$(4,276,968)
Residential and Multisector Real Estate	2,421,649	1,392,963	(338,673)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$210,232,214	$188,307,514
Residential and Multisector Real Estate	12,131,616	10,531,004

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate	$401,146,879	$172,093,331
Residential and Multisector Real Estate	21,659,092	25,567,748

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Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Mortgage Real Estate	$34,673,289
Residential and Multisector Real Estate	5,018,968

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate	$1,436,514,347	$79,977,707	$(484,085,881)	$(404,108,174)
Residential and Multisector Real Estate	412,729,241	16,406,005	(70,978,287)	(54,572,282)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	20

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20

iShares ETF	Shares	Amount	Shares	Amount

Mortgage Real Estate
Shares sold	16,600,000	$405,442,301	10,050,000	$379,197,141
Shares redeemed	(7,650,000)	(173,960,382)	(7,150,000)	(268,644,225)

Net increase	8,950,000	$231,481,919	2,900,000	$110,552,916

Residential and Multisector Real Estate
Shares sold	350,000	$21,736,008	2,500,000	$190,496,151
Shares redeemed	(450,000)	(25,669,231)	(2,600,000)	(184,561,326)

Net increase (decrease)	(100,000)	$(3,933,223)	(100,000)	$5,934,825

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the

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Notes to Financial Statements (unaudited) (continued)

Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	22

Board Review and Approval of Investment Advisory Contract

iShares Mortgage Real Estate ETF, iShares Residential and Multisector Real Estate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	24

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-312-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Expanded Tech Sector ETF | IGM | NYSE Arca
•	iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX
•	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
•	iShares North American Natural Resources ETF | IGE | Cboe BZX
•	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
•	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® Expanded Tech Sector ETF

Investment Objective

The iShares Expanded Tech Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors, as represented by the S&P North American Expanded Technology Sector Index TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	45.94%	43.12%	26.05%	19.80%	43.12%	218.16%	508.93%
Fund Market	45.96	43.14	26.08	19.80	43.14	218.56	508.90
Index	46.27	43.77	26.61	20.34	43.77	225.40	537.09

Certain sectors and markets performed exceptionally well based on market conditions during the six months and one year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector IndexTM. Index Performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Sector IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,459.40	$2.71		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Interactive Media & Services	15.3%
Semiconductors	13.1
Data Processing & Outsourced Services	12.6
Application Software	12.1
Systems Software	11.7
Internet & Direct Marketing Retail	9.9
Technology Hardware, Storage & Peripherals	9.4
IT Consulting & Other Services	3.7
Communications Equipment	2.4
Internet Services & Infrastructure	2.3
Movies & Entertainment	2.1
Semiconductor Equipment	1.9
Interactive Home Entertainment	1.2
Other (each representing less than 1%)	2.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Percent of
Security	Total Investments(a)

Microsoft Corp.	8.5%
Apple Inc.	8.5
Amazon.com Inc.	8.3
Facebook Inc., Class A	6.0
Alphabet Inc., Class A	4.0
Alphabet Inc., Class C	4.0
Visa Inc., Class A	3.2
NVIDIA Corp.	3.2
Mastercard Inc., Class A	2.9
Adobe Inc.	2.3

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Expanded Tech-Software Sector ETF

Investment Objective

The iShares Expanded Tech-Software Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries, as represented by the S&P North American Expanded Technology Software Index TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	48.66%	48.04%	27.37%	20.02%	48.04%	235.29%	520.04%
Fund Market	48.31	47.73	27.34	19.99	47.73	234.81	518.77
Index	48.96	48.67	27.78	20.46	48.67	240.66	543.50

Certain sectors and markets performed exceptionally well based on market conditions during the six months and one year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Software IndexTM. Index performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Software IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,486.60	$2.74		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Software	91.1%
Entertainment	7.5
Interactive Media & Services	1.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Percent of
Security	Total Investments(a)

Adobe Inc.	8.4%
Microsoft Corp.	8.4
salesforce.com Inc.	8.3
Oracle Corp.	6.7
ServiceNow Inc.	5.4
Zoom Video Communications Inc., Class A	5.0
Intuit Inc.	5.0
Activision Blizzard Inc.	3.7
Autodesk Inc.	3.0
DocuSign Inc.	2.3

5	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	iShares® Nasdaq Biotechnology ETF

Investment Objective

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	25.63%	36.38%	6.29%	16.98%	36.38%	35.65%	380.03%
Fund Market	25.65	36.37	6.28	16.99	36.37	35.59	380.07
Index	25.86	36.90	6.61	17.31	36.90	37.74	393.74

Certain sectors and markets performed exceptionally well based on market conditions during the six months and one year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,256.30	$2.60		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Biotechnology	79.5%
Life Sciences Tools & Services	8.9
Pharmaceuticals	8.8
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	1.2
Chemicals	0.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Percent of
Security	Total Investments(a)

Amgen Inc.	8.0%
Gilead Sciences Inc.	7.6
Vertex Pharmaceuticals Inc.	7.3
Regeneron Pharmaceuticals Inc.	6.1
Illumina Inc.	4.7
Biogen Inc.	4.0
Seattle Genetics Inc.	3.6
Moderna Inc.	2.9
Alexion Pharmaceuticals Inc.	2.6
Immunomedics Inc.	2.1

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® North American Natural Resources ETF

Investment Objective

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	21.06%	(27.23)%	(4.34)%	(3.12)%	(27.23)%	(19.90)%	(27.18)%
Fund Market	21.19	(27.19)	(4.34)	(3.12)	(27.19)	(19.89)	(27.15)
Index	21.38	(26.81)	(3.83)	(2.63)	(26.81)	(17.75)	(23.43)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,210.60	$2.44		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Oil, Gas & Consumable Fuels	57.2%
Metals & Mining	22.9
Containers & Packaging	11.7
Energy Equipment & Services	4.4
Construction Materials	3.4
Paper & Forest Products	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Percent of
Security	Total Investments(a)

Exxon Mobil Corp.	9.7%
Chevron Corp.	9.7
Newmont Corp.	4.5
Enbridge Inc.	4.4
Barrick Gold Corp.	4.4
TC Energy Corp.	3.5
ConocoPhillips	3.1
Ball Corp.	2.4
Franco-Nevada Corp.	2.3
Kinder Morgan Inc./DE	2.1

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	iShares® North American Tech-Multimedia Networking ETF

Investment Objective

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.02%	(11.65)%	6.01%	5.42%	(11.65)%	33.91%	69.56%
Fund Market	7.98	(11.65)	6.02	5.42	(11.65)	33.96	69.48
Index	8.10	(11.40)	6.37	5.75	(11.40)	36.16	74.93

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,080.20	$2.35		$1,000.00	$1,022.80	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Communications Equipment	100.0%

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Percent of
Security	Total Investments(a)

Motorola Solutions Inc.	8.9%
F5 Networks Inc.	8.7
Arista Networks Inc.	8.6
Cisco Systems Inc.	8.5
Juniper Networks Inc.	8.0
Lumentum Holdings Inc.	4.8
Viavi Solutions Inc.	4.6
CommScope Holding Co. Inc.	4.6
Acacia Communications Inc.	4.5
Ciena Corp.	4.4

F U N D S U M M A R Y	8

Fund Summary as of September 30, 2020	iShares® PHLX Semiconductor ETF

Investment Objective

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	49.45%	45.79%	31.79%	22.00%	45.79%	297.55%	630.48%
Fund Market	49.48	45.84	31.81	22.01	45.84	297.81	630.97
Index	49.81	46.51	32.49	22.58	46.51	308.20	666.07

Certain sectors and markets performed exceptionally well based on market conditions during the six months and one year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,494.50	$2.75		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Semiconductors	80.4%
Semiconductor Equipment	19.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Percent of
Security	Total Investments(a)

Broadcom Inc.	8.4%
Intel Corp.	8.2
NVIDIA Corp.	8.1
Texas Instruments Inc.	8.1
QUALCOMM Inc.	7.9
Micron Technology Inc.	4.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1
Analog Devices Inc.	4.0
NXP Semiconductors NV	4.0
Lam Research Corp.	4.0

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	10

Schedule of Investments (unaudited) September 30, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 2.4%
Acacia Communications Inc.(a)	10,001	$674,067
Arista Networks Inc.(a)(b)	14,207	2,939,855
Calix Inc.(a)	13,025	231,584
Ciena Corp.(a)	39,924	1,584,584
Cisco Systems Inc.	1,098,413	43,266,488
CommScope Holding Co. Inc.(a)(b)	51,682	465,138
EchoStar Corp., Class A(a)	12,216	304,056
F5 Networks Inc.(a)	15,896	1,951,552
Harmonic Inc.(a)	25,946	144,779
Infinera Corp.(a)(b)	48,691	299,937
Inseego Corp.(a)(b)	17,599	181,622
InterDigital Inc.	7,826	446,552
Juniper Networks Inc.	86,204	1,853,386
Lumentum Holdings Inc.(a)(b)	19,428	1,459,626
Motorola Solutions Inc.	44,119	6,918,300
NETGEAR Inc.(a)	7,643	235,557
NetScout Systems Inc.(a)	18,827	410,993
Plantronics Inc.	8,039	95,182
Ribbon Communications Inc.(a)	30,550	118,228
Ubiquiti Inc.	1,986	330,987
ViaSat Inc.(a)(b)	16,663	573,041
Viavi Solutions Inc.(a)	58,965	691,659

		65,177,173

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	77,532	8,394,390
Arrow Electronics Inc.(a)	20,171	1,586,651
Avnet Inc.	25,972	671,116
Badger Meter Inc.	7,743	506,160
Belden Inc.(b)	11,568	359,996
Benchmark Electronics Inc.	9,059	182,539
CDW Corp./DE	37,072	4,431,216
Celestica Inc.(a)(b)	26,909	185,672
Cognex Corp.	44,966	2,927,287
Coherent Inc.(a)	6,184	685,991
Corning Inc.	197,730	6,408,429
Dolby Laboratories Inc., Class A	16,622	1,101,706
Fabrinet(a)	9,419	593,680
Fitbit Inc., Class A(a)	61,102	425,270
FLIR Systems Inc.	33,845	1,213,343
II-VI Inc.(a)	26,938	1,092,605
Insight Enterprises Inc.(a)	9,062	512,728
IPG Photonics Corp.(a)	9,272	1,575,962
Itron Inc.(a)	10,480	636,555
Jabil Inc.	35,214	1,206,432
Keysight Technologies Inc.(a)(b)	48,628	4,803,474
Knowles Corp.(a)	22,940	341,806
Littelfuse Inc.	6,325	1,121,675
Methode Electronics Inc.	9,871	281,323
National Instruments Corp.	34,153	1,219,262
Novanta Inc.(a)	9,078	956,277
OSI Systems Inc.(a)	4,293	333,180
Plexus Corp.(a)	7,759	548,018
Rogers Corp.(a)	4,953	485,691
Sanmina Corp.(a)	17,608	476,296
SYNNEX Corp.	10,680	1,495,841
TE Connectivity Ltd.	85,759	8,382,085
Trimble Inc.(a)	65,018	3,166,377
TTM Technologies Inc.(a)(b)	26,496	302,319

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	33,498	$521,564
Zebra Technologies Corp., Class A(a)	13,860	3,499,096

		62,632,012

Entertainment — 3.3%
Activision Blizzard Inc.	200,247	16,209,995
Electronic Arts Inc.(a)	74,839	9,759,754
Glu Mobile Inc.(a)	34,788	266,998
Netflix Inc.(a)	114,427	57,216,933
Take-Two Interactive Software Inc.(a)(b)	29,711	4,908,851
Zynga Inc., Class A(a)	259,888	2,370,178

		90,732,709

Interactive Media & Services — 15.3%
Alphabet Inc., Class A(a)	74,819	109,654,726
Alphabet Inc., Class C, NVS(a)	73,107	107,438,047
Cargurus Inc.(a)	22,233	480,900
Facebook Inc., Class A(a)	623,820	163,378,458
IAC/InterActiveCorp.(a)	20,665	2,475,254
Match Group Inc(a)(b)	67,565	7,476,067
Pinterest Inc., Class A(a)	120,225	4,990,540
Snap Inc., Class A, NVS(a)(b)	232,875	6,080,366
TripAdvisor Inc.	24,970	489,162
Twitter Inc.(a)	205,526	9,145,907
Yelp Inc.(a)	17,149	344,524
Zillow Group Inc., Class A(a)	9,185	932,645
Zillow Group Inc., Class C, NVS(a)(b)	37,179	3,777,015

		416,663,611

Internet & Direct Marketing Retail — 9.9%
Amazon.com Inc.(a)	71,235	224,299,781
Booking Holdings Inc.(a)	10,624	18,174,264
Chewy Inc., Class A(a)(b)	18,540	1,016,548
eBay Inc.	172,247	8,974,069
Etsy Inc.(a)	31,007	3,771,381
Expedia Group Inc.	35,262	3,233,173
Groupon Inc.(a)	5,610	114,444
Grubhub Inc.(a)	23,957	1,732,810
Qurate Retail Inc., Series A	99,196	712,227
Shutterstock Inc.	5,240	272,690
Stamps.com Inc.(a)	4,567	1,100,419
Wayfair Inc., Class A(a)(b)	17,782	5,174,740

		268,576,546

IT Services — 18.6%
Accenture PLC, Class A	165,069	37,303,943
Akamai Technologies Inc.(a)	42,278	4,673,410
Alliance Data Systems Corp.	12,399	520,510
Automatic Data Processing Inc.	111,525	15,556,622
Black Knight Inc.(a)	40,804	3,551,988
Booz Allen Hamilton Holding Corp.	35,807	2,971,265
Broadridge Financial Solutions Inc.	29,925	3,950,100
CACI International Inc., Class A(a)	6,521	1,390,016
Cardtronics PLC, Class A(a)	9,728	192,614
CGI Inc.(a)(b)	59,851	4,056,102
Cognizant Technology Solutions Corp., Class A	140,512	9,754,343
CSG Systems International Inc.	8,771	359,172
DXC Technology Co.	66,052	1,179,028
EPAM Systems Inc.(a)	14,513	4,691,763
Euronet Worldwide Inc.(a)	13,519	1,231,581
EVERTEC Inc.	15,124	524,954
ExlService Holdings Inc.(a)	8,664	571,564
Fastly Inc., Class A(a)	19,262	1,804,464

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fidelity National Information Services Inc.	160,763	$23,665,921
Fiserv Inc.(a)	144,163	14,855,997
FleetCor Technologies Inc.(a)	21,841	5,200,342
Gartner Inc.(a)(b)	23,187	2,897,216
Genpact Ltd.	46,101	1,795,634
Global Payments Inc.	77,608	13,781,629
GoDaddy Inc., Class A(a)	43,325	3,291,400
International Business Machines Corp.	231,071	28,114,409
Jack Henry & Associates Inc.	19,915	3,237,980
KBR Inc.	36,647	819,427
Leidos Holdings Inc.	34,732	3,096,358
LiveRamp Holdings Inc.(a)	17,278	894,482
ManTech International Corp./VA, Class A	7,164	493,456
Mastercard Inc., Class A	229,198	77,507,888
MAXIMUS Inc.	15,838	1,083,478
MongoDB Inc.(a)	13,138	3,041,578
NIC Inc.	17,836	351,369
Okta Inc.(a)	30,177	6,453,351
Paychex Inc.	83,250	6,640,853
PayPal Holdings Inc.(a)	304,427	59,981,252
Perspecta Inc.	35,280	686,196
Sabre Corp.	82,350	536,099
Science Applications International Corp.	15,114	1,185,240
Shopify Inc., Class A(a)(b)	28,079	28,723,975
Square Inc., Class A(a)	96,306	15,654,540
Switch Inc., Class A	21,230	331,400
Sykes Enterprises Inc.(a)	9,879	337,961
TTEC Holdings Inc.	4,966	270,895
Twilio Inc., Class A(a)(b)	35,593	8,794,674
VeriSign Inc.(a)	26,263	5,379,976
Verra Mobility Corp.(a)	35,422	342,177
Virtusa Corp.(a)	7,629	375,042
Visa Inc., Class A	437,455	87,477,876
Western Union Co. (The)	106,798	2,288,681
WEX Inc.(a)	11,516	1,600,379

		505,472,570

Semiconductors & Semiconductor Equipment — 15.0%
Advanced Energy Industries Inc.(a)(b)	9,753	613,854
Advanced Micro Devices Inc.(a)	304,623	24,976,040
Ambarella Inc.(a)	8,925	465,706
Amkor Technology Inc.(a)	26,434	296,061
Analog Devices Inc.	95,799	11,183,575
Applied Materials Inc.	236,857	14,081,149
Broadcom Inc.	104,352	38,017,521
Brooks Automation Inc.(b)	19,258	890,875
Cirrus Logic Inc.(a)	14,955	1,008,715
CMC Materials Inc.	7,550	1,078,215
Cree Inc.(a)	28,670	1,827,426
Diodes Inc.(a)	10,996	620,724
Enphase Energy Inc.(a)(b)	32,743	2,704,244
Entegris Inc.	35,032	2,604,279
First Solar Inc.(a)	21,994	1,456,003
FormFactor Inc.(a)	20,162	502,639
Inphi Corp.(a)	13,494	1,514,701
Intel Corp.	1,103,492	57,138,816
KLA Corp.	40,396	7,826,321
Kulicke & Soffa Industries Inc.	15,726	352,262
Lam Research Corp.	37,756	12,525,553
Lattice Semiconductor Corp.(a)	34,623	1,002,682
MACOM Technology Solutions Holdings Inc.(a)	11,483	390,537

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group Ltd.	172,876	$6,863,177
Maxim Integrated Products Inc.	69,373	4,690,308
MaxLinear Inc.(a)	16,721	388,596
Microchip Technology Inc.	65,599	6,740,953
Micron Technology Inc.(a)	288,158	13,531,900
MKS Instruments Inc.	14,257	1,557,292
Monolithic Power Systems Inc.	10,996	3,074,592
NVIDIA Corp.	160,088	86,642,827
ON Semiconductor Corp.(a)	106,751	2,315,429
Onto Innovation Inc.(a)	13,062	388,986
Power Integrations Inc.	15,676	868,450
Qorvo Inc.(a)	29,684	3,829,533
QUALCOMM Inc.	292,742	34,449,879
Rambus Inc.(a)	29,995	410,632
Semtech Corp.(a)	16,663	882,472
Silicon Laboratories Inc.(a)	11,289	1,104,629
Skyworks Solutions Inc.	43,404	6,315,282
SolarEdge Technologies Inc.(a)	12,985	3,094,975
SunPower Corp.(a)(b)	21,841	273,231
Synaptics Inc.(a)	8,914	716,864
Teradyne Inc.(b)	43,143	3,428,143
Texas Instruments Inc.	237,653	33,934,472
Universal Display Corp.	11,130	2,011,636
Xilinx Inc.	63,484	6,617,572

		407,209,728

Software — 23.7%
2U Inc.(a)(b)	18,702	633,250
8x8 Inc.(a)(b)	26,681	414,890
ACI Worldwide Inc.(a)	29,734	776,949
Adobe Inc.(a)	124,455	61,036,466
Alarm.com Holdings Inc.(a)	11,216	619,684
Altair Engineering Inc., Class A(a)	10,977	460,814
Alteryx Inc., Class A(a)(b)	13,902	1,578,572
Anaplan Inc.(a)	35,739	2,236,547
ANSYS Inc.(a)(b)	22,292	7,294,611
Appfolio Inc., Class A(a)	4,039	572,771
Appian Corp.(a)(b)	9,779	633,190
Aspen Technology Inc.(a)	17,597	2,227,604
Autodesk Inc.(a)	56,864	13,136,153
Avalara Inc.(a)	21,691	2,762,132
Avaya Holdings Corp.(a)	19,405	294,956
Blackbaud Inc.	12,637	705,524
BlackBerry Ltd.(a)	131,428	603,255
Blackline Inc.(a)	13,159	1,179,441
Bottomline Technologies DE Inc.(a)	10,193	429,737
Box Inc., Class A(a)	36,286	629,925
Cadence Design Systems Inc.(a)	72,444	7,724,704
CDK Global Inc.	31,582	1,376,659
Ceridian HCM Holding Inc.(a)	33,733	2,788,032
Citrix Systems Inc.	32,099	4,420,353
Cloudera Inc.(a)	52,962	576,756
Cloudflare Inc., Class A(a)(b)	37,560	1,542,214
CommVault Systems Inc.(a)	12,055	491,844
Cornerstone OnDemand Inc.(a)	15,716	571,434
Coupa Software Inc.(a)(b)	17,429	4,779,729
Descartes Systems Group Inc. (The)(a)(b)	21,891	1,247,349
DocuSign Inc.(a)	47,556	10,235,953
Dropbox Inc., Class A(a)	76,245	1,468,479
Dynatrace Inc.(a)	47,471	1,947,260
Elastic NV(a)	15,512	1,673,590

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Envestnet Inc.(a)(b)	13,969	$1,077,848
Everbridge Inc.(a)(b)	8,990	1,130,313
Fair Isaac Corp.(a)	7,535	3,205,238
FireEye Inc.(a)	57,694	712,232
Five9 Inc.(a)	16,977	2,201,577
Fortinet Inc.(a)	34,903	4,111,922
Guidewire Software Inc.(a)	21,614	2,253,692
HubSpot Inc.(a)	11,129	3,252,228
Intuit Inc.	67,929	22,159,119
j2 Global Inc.(a)	11,617	804,129
LivePerson Inc.(a)	15,835	823,262
Manhattan Associates Inc.(a)(b)	16,451	1,570,906
Medallia Inc.(a)(b)	20,170	553,061
Microsoft Corp.	1,101,329	231,642,529
MicroStrategy Inc., Class A(a)	1,879	282,902
New Relic Inc.(a)	13,296	749,363
NortonLifeLock Inc.	153,570	3,200,399
Nuance Communications Inc.(a)(b)	73,356	2,434,686
Nutanix Inc., Class A(a)	47,931	1,063,110
Open Text Corp.	70,645	2,984,045
Oracle Corp.	501,610	29,946,117
Palo Alto Networks Inc.(a)	25,066	6,134,903
Paycom Software Inc.(a)	12,656	3,939,813
Paylocity Holding Corp.(a)	9,538	1,539,624
Pegasystems Inc.	10,146	1,228,072
Ping Identity Holding Corp.(a)	9,429	294,279
Pluralsight Inc., Class A(a)	25,716	440,515
Progress Software Corp.	11,932	437,666
Proofpoint Inc.(a)	15,030	1,586,417
PROS Holdings Inc.(a)(b)	10,326	329,812
PTC Inc.(a)	27,156	2,246,344
Q2 Holdings Inc.(a)	12,806	1,168,676
Qualys Inc.(a)(b)	8,884	870,721
Rapid7 Inc.(a)	13,254	811,675
RealPage Inc.(a)(b)	22,609	1,303,183
RingCentral Inc., Class A(a)	20,261	5,563,873
SailPoint Technologies Holding Inc.(a)(b)	23,563	932,388
salesforce.com Inc.(a)	236,110	59,339,165
ServiceNow Inc.(a)	49,765	24,136,025
Smartsheet Inc., Class A(a)	29,139	1,440,049
SolarWinds Corp.(a)	17,573	357,435
Splunk Inc.(a)	41,282	7,766,383
SPS Commerce Inc.(a)	8,960	697,715
SS&C Technologies Holdings Inc	58,230	3,524,080
SVMK Inc.(a)	30,619	676,986
Synopsys Inc.(a)	39,435	8,438,301
Tenable Holdings Inc.(a)	17,104	645,676
Teradata Corp.(a)(b)	28,682	651,081
Trade Desk Inc. (The), Class A(a)(b)	10,807	5,606,455
Tyler Technologies Inc.(a)	10,433	3,636,526
Varonis Systems Inc.(a)	8,108	935,825

Security	Shares	Value

Software (continued)
Verint Systems Inc.(a)	16,954	$816,844
VMware Inc., Class A(a)	20,807	2,989,342
Workday Inc., Class A(a)	45,084	9,698,921
Workiva Inc.(a)	10,063	561,113
Xperi Holding Corp.	27,158	312,045
Yext Inc.(a)	23,508	356,851
Zendesk Inc.(a)	29,921	3,079,469
Zoom Video Communications Inc., Class A(a)	47,250	22,212,697
Zscaler Inc.(a)	18,653	2,624,291
Zuora Inc., Class A(a)	25,959	268,416

		644,829,157

Technology Hardware, Storage & Peripherals — 9.4%
3D Systems Corp.(a)(b)	31,524	154,783
Apple Inc.	1,992,951	230,803,655
Dell Technologies Inc., Class C(a)(b)	60,937	4,124,826
Hewlett Packard Enterprise Co.	334,263	3,132,044
HP Inc.	356,899	6,777,512
NCR Corp.(a)	32,601	721,786
NetApp Inc.	57,687	2,528,998
Pure Storage Inc., Class A(a)	61,979	953,857
Seagate Technology PLC	57,995	2,857,414
Western Digital Corp.	78,479	2,868,407
Xerox Holdings Corp.	46,495	872,711

		255,795,993

Total Common Stocks — 99.9% (Cost: $1,764,546,244)		2,717,089,499

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(c)(d)(e)	90,043,764	90,124,804
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(c)(d)	2,609,000	2,609,000

		92,733,804

Total Short-Term Investments — 3.4% (Cost: $92,681,967)		92,733,804

Total Investments in Securities — 103.3% (Cost: $1,857,228,211)		2,809,823,303

Other Assets, Less Liabilities — (3.3)%		(90,480,480)

Net Assets — 100.0%		$2,719,342,823

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Expanded Tech Sector ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$72,061,813	$18,033,226	(a)	$—	$21,892	$7,873	$90,124,804	90,043,764	$201,510	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,659,000	950,000	(a)	—	—	—	2,609,000	2,609,000	3,266		—

					$21,892	$7,873	$92,733,804		$204,776		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Communication Services Select Sector E-Mini Index	8	12/18/20	$621	$14,391
S&P Select Sector Technology E-Mini Index	14	12/18/20	1,645	73,937

				$88,328

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$88,328

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,260,736

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$841

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,860,824

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Expanded Tech Sector ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,717,089,499	$—	$—	$2,717,089,499
Money Market Funds	92,733,804	—	—	92,733,804

	$2,809,823,303	$—	$—	$2,809,823,303

Derivative financial instruments(a)
Assets
Futures Contracts	$88,328	$—	$—	$88,328

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 63.5%
2U Inc.(a)(b)	223,238	$7,558,839
8x8 Inc.(a)(b)	326,786	5,081,522
ACI Worldwide Inc.(a)(b)	364,867	9,533,975
Adobe Inc.(a)	915,874	449,172,086
Alarm.com Holdings Inc.(a)(b)	139,868	7,727,707
Altair Engineering Inc., Class A(a)(b)	132,104	5,545,726
Alteryx Inc., Class A(a)(b)	167,341	19,001,571
Anaplan Inc.(a)(b)	430,258	26,925,546
ANSYS Inc.(a)	268,365	87,817,079
Appfolio Inc., Class A(a)	48,795	6,919,619
Aspen Technology Inc.(a)(b)	211,885	26,822,522
Autodesk Inc.(a)	685,952	158,461,771
Avalara Inc.(a)(b)	261,131	33,252,422
Avaya Holdings Corp.(a)(b)	233,328	3,546,586
Blackbaud Inc.	155,398	8,675,870
Blackline Inc.(a)(b)	158,399	14,197,302
Bottomline Technologies DE Inc.(a)	121,381	5,117,423
Box Inc., Class A(a)	436,713	7,581,338
Cadence Design Systems Inc.(a)	872,137	92,995,968
CDK Global Inc.	379,816	16,556,179
Ceridian HCM Holding Inc.(a)(b)	406,090	33,563,338
Citrix Systems Inc.(b)	386,431	53,215,413
Cloudera Inc.(a)	633,758	6,901,625
Cornerstone OnDemand Inc.(a)(b)	190,052	6,910,291
Coupa Software Inc.(a)(b)	209,812	57,538,843
Descartes Systems Group Inc. (The)(a)(b)	263,844	15,033,831
DocuSign Inc.(a)(b)	574,057	123,560,029
Dropbox Inc., Class A(a)	917,908	17,678,908
Dynatrace Inc.(a)	571,346	23,436,613
Elastic NV(a)(b)	186,744	20,147,810
Envestnet Inc.(a)(b)	168,577	13,007,401
Everbridge Inc.(a)(b)	108,007	13,579,720
Fair Isaac Corp.(a)	90,668	38,568,354
Five9 Inc.(a)(b)	204,240	26,485,843
Guidewire Software Inc.(a)(b)	260,266	27,137,936
HubSpot Inc.(a)(b)	133,972	39,150,638
Intuit Inc.	818,995	267,164,359
j2 Global Inc.(a)	140,205	9,704,990
LivePerson Inc.(a)(b)	192,913	10,029,547
Manhattan Associates Inc.(a)(b)	198,600	18,964,314
Medallia Inc.(a)(b)	242,804	6,657,686
MicroStrategy Inc., Class A(a)	22,680	3,414,701
New Relic Inc.(a)	162,480	9,157,373
Nuance Communications Inc.(a)(b)	883,442	29,321,440
Nutanix Inc., Class A(a)(b)	577,039	12,798,725
Open Text Corp.	851,033	35,947,634
Paycom Software Inc.(a)(b)	153,160	47,678,708
Paylocity Holding Corp.(a)(b)	116,143	18,747,803
Pegasystems Inc.(b)	123,181	14,909,828
Pluralsight Inc., Class A(a)(b)	312,485	5,352,868
PROS Holdings Inc.(a)(b)	122,244	3,904,473
PTC Inc.(a)(b)	327,024	27,051,425
Q2 Holdings Inc.(a)(b)	157,130	14,339,684
RealPage Inc.(a)(b)	277,230	15,979,537
RingCentral Inc., Class A(a)(b)	244,452	67,128,964
salesforce.com Inc.(a)	1,760,276	442,392,564
Smartsheet Inc., Class A(a)(b)	350,784	17,335,745
Splunk Inc.(a)	496,970	93,494,966

Security	Shares	Value

Application Software (continued)
SPS Commerce Inc.(a)	110,140	$8,576,602
SS&C Technologies Holdings Inc.	700,851	42,415,503
SVMK Inc.(a)(b)	368,604	8,149,834
Synopsys Inc.(a)(b)	474,754	101,587,861
Trade Desk Inc. (The), Class A(a)(b)	130,537	67,719,985
Tyler Technologies Inc.(a)(b)	125,858	43,869,064
Verint Systems Inc.(a)	202,322	9,747,874
Workday Inc., Class A(a)(b)	544,304	117,096,119
Workiva Inc.(a)(b)	123,194	6,869,297
Yext Inc.(a)(b)	291,114	4,419,111
Zendesk Inc.(a)(b)	361,383	37,193,538
Zoom Video Communications Inc., Class A(a)	569,664	267,804,743

		3,395,334,509

Interactive Home Entertainment — 7.5%
Activision Blizzard Inc.(b)	2,414,631	195,464,379
Electronic Arts Inc.(a)	903,424	117,815,524
Take-Two Interactive Software Inc.(a)(b)	357,670	59,094,237
Zynga Inc., Class A(a)(b)	3,126,955	28,517,830

		400,891,970

Interactive Media & Services — 1.4%
Snap Inc., Class A, NVS(a)(b)	2,803,568	73,201,161

Systems Software — 27.5%
Appian Corp.(a)(b)	118,220	7,654,745
BlackBerry Ltd.(a)(b)	1,605,680	7,370,071
Cloudflare Inc., Class A(a)(b)	452,183	18,566,634
CommVault Systems Inc.(a)	145,789	5,948,191
FireEye Inc.(a)(b)	707,178	8,730,112
Fortinet Inc.(a)	420,179	49,501,288
Microsoft Corp.	2,123,948	446,729,983
NortonLifeLock Inc.	1,848,831	38,529,638
Oracle Corp.	6,041,034	360,649,730
Palo Alto Networks Inc.(a)	301,758	73,855,270
Ping Identity Holding Corp.(a)(b)	114,287	3,566,897
Progress Software Corp.	141,189	5,178,813
Proofpoint Inc.(a)(b)	180,050	19,004,278
Qualys Inc.(a)(b)	105,817	10,371,124
Rapid7 Inc.(a)(b)	159,558	9,771,332
SailPoint Technologies Holding Inc.(a)	283,365	11,212,753
ServiceNow Inc.(a)	600,002	291,000,970
SolarWinds Corp.(a)(b)	225,809	4,592,955
Tenable Holdings Inc.(a)	205,903	7,772,838
Teradata Corp.(a)(b)	341,725	7,757,158
Varonis Systems Inc.(a)(b)	98,902	11,415,269
VMware Inc., Class A(a)(b)	251,718	36,164,325
Xperi Holding Corp.	318,555	3,660,197
Zscaler Inc.(a)	224,550	31,591,940
Zuora Inc., Class A(a)(b)	315,622	3,263,531

		1,473,860,042

Total Common Stocks — 99.9% (Cost: $4,937,557,290)		5,343,287,682

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(c)(d)(e)	401,051,709	401,412,655

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(c)(d)	4,837,000	$4,837,000

		406,249,655

Total Short -Term Investments — 7.6% (Cost: $406,006,087)		406,249,655

Total Investments in Securities — 107.5% (Cost: $5,343,563,377)		5,749,537,337

Other Assets, Less Liabilities — (7.5)%		(402,772,929)

Net Assets — 100.0%		$5,346,764,408

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$240,596,147	$160,530,110	(a)	$—	$33,482	$252,916	$401,412,655	401,051,709	$838,938	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,617,000	3,220,000	(a)	—	—	—	4,837,000	4,837,000	3,165		—

					$33,482	$252,916	$406,249,655		$842,103		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	7	12/18/20	$527	$738
S&P Select Sector Technology E-Mini Index	17	12/18/20	1,997	56,230

				$56,968

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$56,968

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Expanded Tech-Software Sector ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,449,273

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$62,217

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,067,717

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,343,287,682	$—	$—	$5,343,287,682
Money Market Funds	406,249,655	—	—	406,249,655

	$5,749,537,337	$—	$—	$5,749,537,337

Derivative financial instruments(a)
Assets
Futures Contracts	$56,968	$—	$—	$56,968

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) September 30, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 80.0%
AC Immune SA(a)(b)	676,490	$3,301,271
ACADIA Pharmaceuticals Inc.(a)(b)	1,499,216	61,842,660
Acceleron Pharma Inc.(a)(b)	569,490	64,084,710
Achillion Pharmaceuticals Inc.(a)(b)(c)	4,112	1,892
Adicet Bio Inc.(a)(b)	51,915	617,269
ADMA Biologics Inc.(a)(b)	807,375	1,929,626
Adverum Biotechnologies Inc.(a)(b)	907,198	9,344,139
Aeglea BioTherapeutics Inc.(a)(b)	420,287	2,979,835
Affimed NV(a)(b)	815,348	2,764,030
Agios Pharmaceuticals Inc.(a)(b)	657,092	22,998,220
Aimmune Therapeutics Inc.(a)	622,294	21,438,028
Akcea Therapeutics Inc.(a)	965,995	17,523,149
Akebia Therapeutics Inc.(a)	1,357,823	3,408,136
Akero Therapeutics Inc.(a)(b)	330,513	10,176,495
Alector Inc.(a)(b)	756,559	7,970,349
Alexion Pharmaceuticals Inc.(a)(b)	2,083,891	238,459,647
Alkermes PLC(a)(b)	1,512,183	25,056,872
Allakos Inc.(a)(b)	465,063	37,879,381
Allogene Therapeutics Inc.(a)(b)	1,324,380	49,942,370
Alnylam Pharmaceuticals Inc.(a)(b)	1,102,635	160,543,656
Amarin Corp. PLC, ADR(a)(b)	3,631,129	15,287,053
Amgen Inc.	2,871,410	729,797,566
Amicus Therapeutics Inc.(a)(b)	2,460,543	34,742,867
AnaptysBio Inc.(a)(b)	256,951	3,790,027
Apellis Pharmaceuticals Inc.(a)(b)	718,838	21,687,342
Ardelyx Inc.(a)(b)	853,397	4,480,334
Arena Pharmaceuticals Inc.(a)(b)	548,112	40,993,297
Argenx SE, ADR(a)(b)	251,175	65,938,461
Arrowhead Pharmaceuticals Inc.(a)(b)	972,585	41,879,510
Ascendis Pharma A/S, ADR(a)(b)	444,254	68,557,277
Assembly Biosciences Inc.(a)	310,219	5,100,000
Atara Biotherapeutics Inc.(a)(b)	708,215	9,178,466
Athenex Inc.(a)(b)	778,982	9,425,682
Atreca Inc., Class A(a)(b)	278,387	3,889,066
Aurinia Pharmaceuticals Inc.(a)(b)	1,200,394	17,681,804
Autolus Therapeutics PLC , ADR(a)(b)	319,105	3,714,382
Avrobio Inc.(a)(b)	346,049	4,505,558
BeiGene Ltd., ADR(a)(b)	416,024	119,165,915
BioCryst Pharmaceuticals Inc.(a)(b)	1,686,015	5,791,462
Biogen Inc.(a)(b)	1,264,407	358,686,978
BioMarin Pharmaceutical Inc.(a)(b)	1,724,267	131,182,233
Bluebird Bio Inc.(a)(b)	629,651	33,969,671
Blueprint Medicines Corp.(a)(b)	525,537	48,717,280
Bridgebio Pharma Inc.(a)(b)	1,163,411	43,651,181
Castle Biosciences Inc.(a)(b)	187,143	9,628,507
Cellectis SA, ADR(a)(b)	171,970	3,181,445
ChemoCentryx Inc.(a)(b)	655,032	35,895,754
China Biologic Products Holdings Inc.(a)(b)	366,860	40,772,820
Coherus Biosciences Inc.(a)(b)	679,535	12,462,672
Corbus Pharmaceuticals Holdings Inc.(a)(b)	789,205	1,420,569
CRISPR Therapeutics AG(a)(b)	667,198	55,804,441
Cytokinetics Inc.(a)(b)	670,350	14,513,078
CytomX Therapeutics Inc.(a)(b)	439,714	2,924,098
Deciphera Pharmaceuticals Inc.(a)(b)	536,019	27,497,775
Denali Therapeutics Inc.(a)(b)	1,007,686	36,105,389
Dicerna Pharmaceuticals Inc.(a)(b)	707,968	12,736,344
Eagle Pharmaceuticals Inc./DE(a)(b)	128,506	5,458,935
Editas Medicine Inc.(a)(b)	592,322	16,620,555

Security	Shares	Value

Biotechnology (continued)
Eidos Therapeutics Inc.(a)(b)	366,736	$18,531,170
Eiger BioPharmaceuticals Inc.(a)(b)	279,105	2,271,915
Enanta Pharmaceuticals Inc.(a)(b)	191,582	8,770,624
Epizyme Inc.(a)(b)	965,551	11,519,023
Esperion Therapeutics Inc.(a)(b)	265,130	9,854,882
Exelixis Inc.(a)(b)	2,937,919	71,832,120
Fate Therapeutics Inc.(a)(b)	825,701	33,003,269
FibroGen Inc.(a)(b)	859,098	35,326,110
Flexion Therapeutics Inc.(a)(b)	465,207	4,842,805
G1 Therapeutics Inc.(a)(b)	357,748	4,131,989
Galapagos NV, ADR(a)(b)	67,817	9,623,910
Genmab A/S, ADR(a)(b)	407,328	14,912,278
Geron Corp.(a)(b)	2,939,064	5,113,971
Gilead Sciences Inc.	10,897,310	688,601,019
Global Blood Therapeutics Inc.(a)(b)	583,444	32,171,102
GlycoMimetics Inc.(a)(b)	449,994	1,381,482
Gossamer Bio Inc.(a)(b)	723,228	8,975,260
Grifols SA, ADR	1,196,367	20,756,967
Gritstone Oncology Inc.(a)(b)	365,474	968,506
Halozyme Therapeutics Inc.(a)(b)	1,302,846	34,238,793
Homology Medicines Inc.(a)(b)	426,993	4,568,825
ImmunoGen Inc.(a)(b)	1,648,024	5,932,886
Immunomedics Inc.(a)(b)	2,197,706	186,870,941
Incyte Corp.(a)	2,079,381	186,603,651
Inovio Pharmaceuticals Inc.(a)(b)	1,592,798	18,476,457
Insmed Inc.(a)(b)	964,879	31,011,211
Intellia Therapeutics Inc.(a)(b)	558,620	11,105,366
Intercept Pharmaceuticals Inc.(a)(b)	313,618	13,002,602
Ionis Pharmaceuticals Inc.(a)(b)	1,328,234	63,024,703
Iovance Biotherapeutics Inc.(a)(b)	1,392,373	45,836,919
Ironwood Pharmaceuticals Inc.(a)(b)	1,521,062	13,681,953
Karuna Therapeutics Inc.(a)(b)	253,057	19,566,367
Karyopharm Therapeutics Inc.(a)(b)	699,818	10,217,343
Kodiak Sciences Inc.(a)(b)	425,120	25,171,355
Kura Oncology Inc.(a)(b)	535,136	16,396,567
Lexicon Pharmaceuticals Inc.(a)(b)	994,392	1,431,924
Ligand Pharmaceuticals Inc.(a)(b)	152,870	14,571,568
MacroGenics Inc.(a)(b)	514,536	12,961,162
Magenta Therapeutics Inc.(a)(b)	455,645	3,098,386
MannKind Corp.(a)(b)	2,161,223	4,063,099
MeiraGTx Holdings PLC(a)	356,869	4,724,946
Mirati Therapeutics Inc.(a)(b)	423,502	70,322,507
Moderna Inc.(a)(b)	3,751,724	265,434,473
Momenta Pharmaceuticals Inc.(a)(b)	1,141,343	59,897,681
Myriad Genetics Inc.(a)(b)	712,493	9,290,909
Neurocrine Biosciences Inc.(a)(b)	886,663	85,261,514
OPKO Health Inc.(a)(b)	6,368,711	23,500,544
Orchard Therapeutics PLC, ADR(a)(b)	577,278	2,372,613
PDL BioPharma Inc.(a)(b)	1,077,951	3,395,546
Precigen Inc.(a)	1,625,659	5,689,807
Precision BioSciences Inc.(a)(b)	490,400	3,020,864
Prevail Therapeutics Inc.(a)	326,164	3,320,350
ProQR Therapeutics NV(a)(b)	471,977	2,260,770
Protagonist Therapeutics Inc.(a)(b)	351,668	6,875,109
Prothena Corp. PLC(a)(b)	375,475	3,750,995
PTC Therapeutics Inc.(a)(b)	643,732	30,094,471
Puma Biotechnology Inc.(a)(b)	376,652	3,800,419
Radius Health Inc.(a)(b)	437,414	4,960,275
Regeneron Pharmaceuticals Inc.(a)	982,377	549,914,997
REGENXBIO Inc.(a)(b)	355,782	9,791,121

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Retrophin Inc.(a)(b)	484,516	$8,944,165
Rhythm Pharmaceuticals Inc.(a)(b)	420,598	9,114,359
Rigel Pharmaceuticals Inc.(a)(b)	1,618,301	3,883,922
Rocket Pharmaceuticals Inc.(a)(b)	525,110	12,004,015
Rubius Therapeutics Inc.(a)(b)	762,644	3,820,846
Sage Therapeutics Inc.(a)(b)	494,175	30,203,976
Sangamo Therapeutics Inc.(a)(b)	1,340,510	12,667,820
Sarepta Therapeutics Inc.(a)(b)	746,431	104,821,305
Scholar Rock Holding Corp.(a)(b)	284,877	5,039,474
Seattle Genetics Inc.(a)(b)	1,654,355	323,740,730
Seres Therapeutics Inc.(a)(b)	848,986	24,034,794
Solid Biosciences Inc.(a)	445,313	903,985
Spectrum Pharmaceuticals Inc.(a)(b)	1,375,044	5,610,180
Stoke Therapeutics Inc.(a)(b)	316,412	10,596,638
Syros Pharmaceuticals Inc.(a)(b)	436,687	3,860,313
Translate Bio Inc.(a)(b)	707,889	9,634,369
Turning Point Therapeutics Inc.(a)(b)	400,938	35,025,944
Twist Bioscience Corp.(a)(b)	424,663	32,261,648
Ultragenyx Pharmaceutical Inc.(a)(b)	576,088	47,348,673
uniQure NV(a)(b)	422,594	15,564,137
United Therapeutics Corp.(a)	422,261	42,648,361
UNITY Biotechnology Inc.(a)(b)	503,475	1,742,024
UroGen Pharma Ltd.(a)(b)	209,317	4,037,725
Vanda Pharmaceuticals Inc.(a)(b)	522,446	5,046,828
Veracyte Inc.(a)(b)	537,982	17,479,035
Vertex Pharmaceuticals Inc.(a)	2,447,563	666,030,844
Voyager Therapeutics Inc.(a)(b)	357,661	3,816,243
XBiotech Inc.(a)(b)	276,969	5,287,338
Xencor Inc.(a)(b)	544,259	21,111,807
Y-mAbs Therapeutics Inc.(a)(b)	380,451	14,605,514
Zai Lab Ltd., ADR(a)(b)	523,787	43,563,365

		7,215,648,297

Chemicals — 0.1%
Amyris Inc.(a)(b)	1,933,038	5,644,471

Health Care Equipment & Supplies — 1.5%
Axonics Modulation Technologies Inc.(a)(b)	375,785	19,180,066
Cerus Corp.(a)(b)	1,573,838	9,852,226
Novocure Ltd.(a)(b)	961,162	106,986,942

		136,019,234

Health Care Providers & Services — 1.3%
Guardant Health Inc.(a)	945,333	105,669,323
PetIQ Inc.(a)(b)	236,946	7,800,262

		113,469,585

Life Sciences Tools & Services — 8.9%
Adaptive Biotechnologies Corp.(a)(b)	1,291,126	62,787,458
Bio-Techne Corp.	366,538	90,802,459
Compugen Ltd.(a)(b)	787,801	12,801,766
Illumina Inc.(a)	1,371,924	424,034,270
Luminex Corp.	439,458	11,535,773
Medpace Holdings Inc.(a)(b)	336,659	37,621,643
NanoString Technologies Inc.(a)(b)	361,173	16,144,433
Pacific Biosciences of California Inc.(a)(b)	1,680,559	16,587,117
Personalis Inc.(a)(b)	367,254	7,958,394
PRA Health Sciences Inc.(a)(b)	608,145	61,690,229
Quanterix Corp.(a)(b)	300,441	10,136,879
Syneos Health Inc.(a)(b)	991,533	52,709,894

		804,810,315

Security	Shares	Value

Pharmaceuticals — 8.8%
Aerie Pharmaceuticals Inc.(a)(b)	443,414	$5,218,983
AMAG Pharmaceuticals Inc.(a)(b)	330,695	3,108,533
Amphastar Pharmaceuticals Inc.(a)(b)	451,547	8,466,506
ANI Pharmaceuticals Inc.(a)	117,876	3,325,282
Arvinas Inc.(a)(b)	374,389	8,839,324
Axsome Therapeutics Inc.(a)(b)	354,501	25,258,196
BioDelivery Sciences International Inc.(a)(b)	958,193	3,574,060
Cara Therapeutics Inc.(a)(b)	442,715	5,633,548
Chiasma Inc.(a)(b)	550,015	2,365,065
Collegium Pharmaceutical Inc.(a)(b)	328,263	6,834,436
Cymabay Therapeutics Inc.(a)	650,479	4,709,468
Endo International PLC(a)(b)	2,169,980	7,160,934
Evolus Inc.(a)(b)	323,681	1,265,593
EyePoint Pharmaceuticals Inc.(a)(b)	1,216,007	630,013
GW Pharmaceuticals PLC, ADR(a)(b)	284,636	27,709,315
Horizon Therapeutics PLC(a)	2,075,224	161,203,400
Hutchison China MediTech Ltd., ADR(a)(b)	466,809	15,077,931
Innoviva Inc.(a)(b)	965,838	10,093,007
Intra-Cellular Therapies Inc.(a)(b)	639,942	16,420,912
Jazz Pharmaceuticals PLC(a)(b)	527,299	75,187,564
Mylan NV(a)(b)	4,915,105	72,891,007
MyoKardia Inc.(a)(b)	503,945	68,702,822
Nektar Therapeutics(a)(b)	1,700,970	28,219,092
NGM Biopharmaceuticals Inc.(a)(b)	655,534	10,429,546
Omeros Corp.(a)(b)	597,606	6,038,809
Optinose Inc.(a)(b)	484,609	1,889,975
Osmotica Pharmaceuticals PLC(a)(b)	601,504	3,254,137
Pacira BioSciences Inc.(a)(b)	406,389	24,432,107
Reata Pharmaceuticals Inc., Class A(a)(b)	271,547	26,454,109
resTORbio Inc.(b)	362,059	107,169
Revance Therapeutics Inc.(a)(b)	626,849	15,758,984
Sanofi, ADR	2,006,990	100,690,688
SIGA Technologies Inc.(a)(b)	738,131	5,070,960
Supernus Pharmaceuticals Inc.(a)(b)	501,608	10,453,511
TherapeuticsMD Inc.(a)(b)	2,605,819	4,117,194
Theravance Biopharma Inc.(a)(b)	605,473	8,951,918
Tricida Inc.(a)(b)	472,553	4,281,330
WaVe Life Sciences Ltd.(a)(b)	349,280	2,965,387
Xeris Pharmaceuticals Inc.(a)(b)	442,254	2,622,566
Zogenix Inc.(a)(b)	528,572	9,477,296

		798,890,677

Total Common Stocks — 100.6% (Cost: $10,169,424,500)		9,074,482,579

Short-Term Investments

Money Market Funds — 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(d)(e)(f)	1,150,606,752	1,151,642,298

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(d)(e)	14,960,000	$14,960,000

		1,166,602,298

Total Short-Term Investments — 12.9% (Cost: $1,165,584,947)		1,166,602,298

Total Investments in Securities — 113.5% (Cost: $11,335,009,447)		10,241,084,877

Other Assets, Less Liabilities — (13.5)%		(1,219,128,196)

Net Assets — 100.0%		$9,021,956,681

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$930,848,306	$219,827,191	(a)	$—	$(96,420)	$1,063,221	$1,151,642,298	1,150,606,752	$5,689,621	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,684,000	2,276,000	(a)	—	—	—	14,960,000	14,960,000	7,716		—

					$(96,420)	$1,063,221	$1,166,602,298		$5,697,337		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	31	12/18/20	$2,332	$7,891
S&P MidCap 400 E-Mini Index	18	12/18/20	3,340	34,246

				$42,137

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$42,137

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Nasdaq Biotechnology ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,410,810

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$814,197

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,954,433

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,074,373,518	$107,169	$1,892	$9,074,482,579
Money Market Funds	1,166,602,298	—	—	1,166,602,298

	$10,240,975,816	$107,169	$1,892	$10,241,084,877

Derivative financial instruments(a)
Assets
Futures Contracts	$42,137	$—	$—	$42,137

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) September 30, 2020	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 3.3%
Eagle Materials Inc.	11,899	$1,027,122
Martin Marietta Materials Inc.	17,740	4,175,286
Summit Materials Inc., Class A(a)	32,509	537,699
Vulcan Materials Co.	37,731	5,114,060

		10,854,167

Containers & Packaging — 11.7%
Amcor PLC	446,815	4,937,306
AptarGroup Inc.	18,367	2,079,144
Avery Dennison Corp.	23,783	3,040,419
Ball Corp.	93,024	7,732,155
Berry Global Group Inc.(a)	37,776	1,825,336
Crown Holdings Inc.(a)	38,391	2,950,732
Graphic Packaging Holding Co.	79,435	1,119,239
Greif Inc., Class A, NVS	7,510	271,937
International Paper Co.	111,986	4,539,913
Packaging Corp. of America	27,021	2,946,640
Sealed Air Corp.	44,350	1,721,224
Silgan Holdings Inc.	22,433	824,861
Sonoco Products Co.	28,597	1,460,449
Westrock Co.	73,969	2,569,683

		38,019,038

Energy Equipment & Services — 4.4%
Baker Hughes Co.	186,967	2,484,791
ChampionX Corp.(a)(b)	52,940	422,991
Halliburton Co.	250,248	3,015,488
Helmerich & Payne Inc.	30,622	448,612
National Oilwell Varco Inc.	110,613	1,002,154
Schlumberger Ltd.	395,421	6,152,751
TechnipFMC PLC	120,318	759,207

		14,285,994

Metals & Mining — 22.8%
Agnico Eagle Mines Ltd.(b)	69,073	5,498,902
Alamos Gold Inc., Class A(b)	111,506	982,368
Alcoa Corp.(a)	52,971	616,053
B2Gold Corp.(b)	297,177	1,937,594
Barrick Gold Corp.(b)	506,487	14,237,350
Compass Minerals International Inc.	9,676	574,271
Franco-Nevada Corp.	54,286	7,577,240
Freeport-McMoRan Inc.	413,696	6,470,205
Kinross Gold Corp.(a)(b)	358,386	3,160,964
Kirkland Lake Gold Ltd.(b)	78,976	3,848,500
Newmont Corp.	228,777	14,515,901
NovaGold Resources Inc.(a)	68,541	814,952
Pan American Silver Corp.(b)	59,861	1,924,531
Royal Gold Inc.	18,684	2,245,256
Teck Resources Ltd., Class B(b)	132,668	1,846,739
Wheaton Precious Metals Corp.(b)	127,890	6,275,562
Yamana Gold Inc.	271,385	1,541,467

		74,067,855

Oil, Gas & Consumable Fuels — 57.1%
Apache Corp.	107,524	1,018,252
Cabot Oil & Gas Corp.	113,546	1,971,159
Cameco Corp.(b)	112,747	1,138,745
Canadian Natural Resources Ltd.	336,438	5,386,372
Cenovus Energy Inc.(b)	290,521	1,130,127
Cheniere Energy Inc.(a)	65,397	3,025,919
Chevron Corp.	434,406	31,277,232

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	29,065	$707,151
CNX Resources Corp.(a)	64,398	607,917
Concho Resources Inc.	56,034	2,472,220
ConocoPhillips	305,534	10,033,737
Continental Resources Inc./OK	17,591	216,017
CVR Energy Inc.	8,381	103,757
Delek U.S. Holdings Inc.	17,513	194,920
Devon Energy Corp.	109,054	1,031,651
Diamondback Energy Inc.	44,960	1,354,195
Enbridge Inc.	492,005	14,366,546
EOG Resources Inc.	165,859	5,960,972
EQT Corp.	72,813	941,472
Equitrans Midstream Corp.	115,806	979,719
Exxon Mobil Corp.	917,528	31,498,736
Hess Corp.	77,877	3,187,506
HollyFrontier Corp.	42,467	837,025
Kinder Morgan Inc./DE	554,533	6,837,392
Marathon Oil Corp.	224,882	919,767
Marathon Petroleum Corp.	185,365	5,438,609
Murphy Oil Corp.	41,136	366,933
Noble Energy Inc.	138,061	1,180,421
Occidental Petroleum Corp.	238,473	2,387,115
ONEOK Inc.	126,537	3,287,431
Parsley Energy Inc., Class A	84,999	795,591
PBF Energy Inc., Class A	27,651	157,334
PDC Energy Inc.(a)	28,528	353,605
Pembina Pipeline Corp.	156,625	3,325,149
Phillips 66	124,405	6,449,155
Pioneer Natural Resources Co.	46,793	4,023,730
Suncor Energy Inc.	434,463	5,313,482
Targa Resources Corp.	66,425	931,943
TC Energy Corp.	267,748	11,250,771
Valero Energy Corp.	116,159	5,032,008
Williams Companies Inc. (The)	345,705	6,793,103
World Fuel Services Corp.	18,088	383,285
WPX Energy Inc.(a)	115,059	563,789

		185,231,960

Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	31,986	943,907
Norbord Inc.(b)	13,094	386,273

		1,330,180

Total Common Stocks — 99.7% (Cost: $576,012,121)		323,789,194

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(c)(d)(e)	22,273,765	22,293,811

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(c)(d)	368,000	$368,000

		22,661,811

Total Short-Term Investments — 7.0% (Cost: $22,645,593)		22,661,811

Total Investments in Securities — 106.7% (Cost: $598,657,714)		346,451,005

Other Assets, Less Liabilities — (6.7)%		(21,835,164)

Net Assets — 100.0%		$324,615,841

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,518,209	$4,735,500	(a)	$—	$26,576	$13,526	$22,293,811	22,273,765	$79,114	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	168,000	200,000	(a)	—	—	—	368,000	368,000	419		—

					$26,576	$13,526	$22,661,811		$79,533		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2	12/18/20	$151	$403
S&P Select Sector Energy E-Mini Index	20	12/18/20	619	(37,845)

				$(37,442)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$403

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® North American Natural Resources ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$37,845

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$325,221

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(54,525)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$918,590

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$323,789,194	$—	$—	$323,789,194
Money Market Funds	22,661,811	—	—	22,661,811

	$346,451,005	$—	$—	$346,451,005

Derivative financial instruments(a)
Assets
Futures Contracts	$403	$—	$—	$403
Liabilities
Futures Contracts	(37,845)	—	—	(37,845)

	$(37,442)	$—	$—	$(37,442)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.8%
Acacia Communications Inc.(a)	27,639	$1,862,869
Arista Networks Inc.(a)(b)	17,326	3,585,269
Calix Inc.(a)	64,333	1,143,841
Ciena Corp.(a)	46,594	1,849,316
Cisco Systems Inc.	90,257	3,555,223
CommScope Holding Co. Inc.(a)	213,165	1,918,485
EchoStar Corp., Class A(a)	58,602	1,458,604
F5 Networks Inc.(a)	29,752	3,652,653
Harmonic Inc.(a)(b)	113,494	633,296
Infinera Corp.(a)	218,283	1,344,623
Inseego Corp.(a)(b)	74,475	768,582
InterDigital Inc.	31,724	1,810,171
Juniper Networks Inc.	156,300	3,360,450
Lumentum Holdings Inc.(a)	26,915	2,022,124
Motorola Solutions Inc.	23,756	3,725,178
NETGEAR Inc.(a)	34,835	1,073,615
NetScout Systems Inc.(a)	84,402	1,842,496
Plantronics Inc.	43,191	511,381
Ribbon Communications Inc.(a)	136,956	530,020
Ubiquiti Inc.	8,902	1,483,607
ViaSat Inc.(a)	53,548	1,841,516
Viavi Solutions Inc.(a)	165,857	1,945,503

		41,918,822

Total Common Stocks — 99.8% (Cost: $55,414,876)		41,918,822

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(c)(d)(e)	1,082,499	$1,083,473
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(c)(d)	38,000	38,000

		1,121,473

Total Short -Term Investments — 2.7% (Cost: $1,119,785)		1,121,473

Total Investments in Securities — 102.5% (Cost: $56,534,661)		43,040,295

Other Assets, Less Liabilities — (2.5)%		(1,059,136)

Net Assets — 100.0%		$41,981,159

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,760,731	$—	$(3,683,017	)(a)	$5,452	$307	$1,083,473	1,082,499	$64,288	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	48,000	—	(10,000	)(a)	—	—	38,000	38,000	48		—

					$5,452	$307	$1,121,473		$64,336		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$11,518

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$5,557

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® North American Tech-Multimedia Networking ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$43,087

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$41,918,822	$—	$—	$41,918,822
Money Market Funds	1,121,473	—	—	1,121,473

	$43,040,295	$—	$—	$43,040,295

See notes to financial statements.

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 19.6%
Applied Materials Inc.	2,386,568	$141,881,468
ASML Holding NV, NYS(a)(b)	347,504	128,322,802
Brooks Automation Inc.	335,782	15,533,275
CMC Materials Inc.	132,269	18,889,336
Entegris Inc.(b)	613,737	45,625,208
KLA Corp.	707,708	137,111,348
Lam Research Corp.	437,096	145,006,598
MKS Instruments Inc.	250,946	27,410,832
Teradyne Inc.	755,828	60,058,093

		719,838,960

Semiconductors — 80.3%
Advanced Micro Devices Inc.(c)	1,618,725	132,719,263
Analog Devices Inc.	1,257,807	146,836,389
Broadcom Inc.	846,967	308,567,017
Cree Inc.(b)(c)	499,299	31,825,318
Inphi Corp.(c)	236,401	26,536,012
Intel Corp.	5,770,854	298,814,820
Lattice Semiconductor Corp.(c)	615,968	17,838,433
Marvell Technology Group Ltd.	3,050,768	121,115,490
Microchip Technology Inc.	1,149,235	118,095,389
Micron Technology Inc.(c)	3,230,335	151,696,532
Monolithic Power Systems Inc.	204,456	57,167,942
NVIDIA Corp.	549,602	297,455,594
NXP Semiconductors NV	1,168,994	145,902,141
ON Semiconductor Corp.(b)(c)	1,870,182	40,564,248
Qorvo Inc.(c)	520,039	67,090,231
QUALCOMM Inc.	2,468,725	290,519,558
Silicon Laboratories Inc.(c)	199,370	19,508,355
Skyworks Solutions Inc.	760,397	110,637,764
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,855,047	150,388,660

Security	Shares	Value

Semiconductors (continued)
Texas Instruments Inc.	2,068,415	$295,348,978
Xilinx Inc.	1,112,190	115,934,686

		2,944,562,820

Total Common Stocks — 99.9% (Cost: $3,254,853,569)		3,664,401,780

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(d)(e)(f)	36,211,511	36,244,101
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(d)(e)	4,025,000	4,025,000

		40,269,101

Total Short -Term Investments — 1.1% (Cost: $40,219,440)		40,269,101

Total Investments in Securities — 101.0% (Cost: $3,295,073,009)		3,704,670,881

Other Assets, Less Liabilities — (1.0)%		(35,084,128)

Net Assets — 100.0%		$3,669,586,753

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$126,343,278	$—	$(90,194,600	)(a)	$98,854	$(3,431)	$36,244,101	36,211,511	$204,998	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,905,000	—	(880,000	)(a)	—	—	4,025,000	4,025,000	4,935		—

					$98,854	$(3,431)	$40,269,101		$209,933		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® PHLX Semiconductor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	6	12/18/20	$451	$7,042
S&P Select Sector Technology E-Mini Index	35	12/18/20	4,112	175,227

				$182,269

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$182,269

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,094,910

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(224,565)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,276,790

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,664,401,780	$—	$—	$3,664,401,780
Money Market Funds	40,269,101	—	—	40,269,101

	$3,704,670,881	$—	$—	$3,704,670,881

Derivative financial instruments(a)
Assets
Futures Contracts	$182,269	$—	$—	$182,269

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2020

	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,717,089,499	$5,343,287,682	$9,074,482,579	$323,789,194
Affiliated(c)	92,733,804	406,249,655	1,166,602,298	22,661,811
Cash	4,096	1,294	599,732	7,552
Cash pledged:
Futures contracts	183,000	205,000	556,000	118,000
Receivables:
Investments sold	—	—	10,415	—
Securities lending income — Affiliated	22,523	113,968	766,385	6,269
Variation margin on futures contracts	15,520	17,450	27,778	—
Capital shares sold	—	161,894	117,940	—
Dividends	384,992	4,030	41,976	422,110

Total assets	2,810,433,434	5,750,040,973	10,243,205,103	347,004,936

LIABILITIES
Collateral on securities loaned, at value	90,120,585	401,335,834	1,150,868,351	22,257,747
Payables:
Investments purchased	—	—	65,990,691	—
Variation margin on futures contracts	—	—	—	1,683
Capital shares redeemed	—	108,165	1,009,900	—
Investment advisory fees	970,026	1,832,566	3,379,480	129,665

Total liabilities	91,090,611	403,276,565	1,221,248,422	22,389,095

NET ASSETS	$2,719,342,823	$5,346,764,408	$9,021,956,681	$324,615,841

NET ASSETS CONSIST OF:
Paid-in capital	$1,696,682,633	$4,135,495,440	$10,267,320,839	$1,050,084,923
Accumulated earnings (loss)	1,022,660,190	1,211,268,968	(1,245,364,158)	(725,469,082)

NET ASSETS	$2,719,342,823	$5,346,764,408	$9,021,956,681	$324,615,841

Shares outstanding	8,800,000	17,150,000	66,600,000	16,400,000

Net asset value	$309.02	$311.76	$135.46	$19.79

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$88,290,651	$392,946,259	$1,122,690,503	$21,689,424
(b) Investments, at cost — Unaffiliated	$1,764,546,244	$4,937,557,290	$10,169,424,500	$576,012,121
(c) Investments, at cost — Affiliated	$92,681,967	$406,006,087	$1,165,584,947	$22,645,593

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	30

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2020

	iShares North American Tech-Multimedia Networking ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$41,918,822	$3,664,401,780
Affiliated(c)	1,121,473	40,269,101
Cash	6,420	—
Cash pledged:
Futures contracts	—	371,000
Receivables:
Securities lending income — Affiliated	13,640	16,146
Variation margin on futures contracts	—	37,019
Capital shares sold	—	63,373
Dividends	17,304	1,904,076

Total assets	43,077,659	3,707,062,495

LIABILITIES
Bank overdraft	—	1,829
Collateral on securities loaned, at value	1,081,039	36,149,193
Payables:
Capital shares redeemed	—	21,096
Investment advisory fees	15,461	1,303,624

Total liabilities	1,096,500	37,475,742

NET ASSETS	$41,981,159	$3,669,586,753

NET ASSETS CONSIST OF:
Paid-in capital	$125,270,323	$2,974,461,396
Accumulated earnings (loss)	(83,289,164)	695,125,357

NET ASSETS	$41,981,159	$3,669,586,753

Shares outstanding	900,000	12,050,000

Net asset value	$46.65	$304.53

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$1,037,157	$35,688,181
(b) Investments, at cost — Unaffiliated	$55,414,876	$3,254,853,569
(c) Investments, at cost — Affiliated	$1,119,785	$40,219,440

See notes to financial statements.

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended September 30, 2020

	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$9,251,151	$8,042,806	$25,646,324	$7,842,984
Dividends — Affiliated	3,266	3,165	7,716	419
Securities lending income — Affiliated — net	201,510	838,938	5,689,621	79,114
Foreign taxes withheld	(3,631)	(44,930)	(477,928)	(266,399)

Total investment income	9,452,296	8,839,979	30,865,733	7,656,118

EXPENSES
Investment advisory fees	5,269,416	9,989,698	20,226,806	839,102
Miscellaneous	264	264	264	264

Total expenses	5,269,680	9,989,962	20,227,070	839,366

Net investment income (loss)	4,182,616	(1,149,983)	10,638,663	6,816,752

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(8,914,468)	(51,625,569)	(175,725,178)	(50,415,709)
Investments — Affiliated	21,892	33,482	(96,420)	26,576
In-kind redemptions — Unaffiliated	96,386,294	900,827,566	861,250,498	17,098,109
Futures contracts	1,260,736	1,449,273	1,410,810	325,221
Foreign currency transactions	—	—	—	19,454

Net realized gain (loss)	88,754,454	850,684,752	686,839,710	(32,946,349)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	728,268,668	782,018,968	1,021,342,347	90,298,882
Investments — Affiliated	7,873	252,916	1,063,221	13,526
Futures contracts	841	62,217	814,197	(54,525)
Foreign currency translations	—	—	—	(1,580)

Net change in unrealized appreciation (depreciation)	728,277,382	782,334,101	1,023,219,765	90,256,303

Net realized and unrealized gain	817,031,836	1,633,018,853	1,710,059,475	57,309,954

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$821,214,452	$1,631,868,870	$1,720,698,138	$64,126,706

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	32

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2020

	iShares North American Tech-Multimedia Networking ETF	iShares PHLX Semiconductor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$191,065	$26,343,420
Dividends — Affiliated	48	4,935
Securities lending income — Affiliated — net	64,288	204,998
Foreign taxes withheld	—	(586,660)

Total investment income	255,401	25,966,693

EXPENSES
Investment advisory fees	103,282	6,768,090
Miscellaneous	264	264

Total expenses	103,546	6,768,354

Net investment income	151,855	19,198,339

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,403,988)	(26,046,957)
Investments — Affiliated	5,452	98,854
In-kind redemptions — Unaffiliated	111,035	344,714,771
Futures contracts	11,518	3,094,910

Net realized gain (loss)	(3,275,983)	321,861,578

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	6,715,458	765,617,471
Investments — Affiliated	307	(3,431)
Futures contracts	5,557	(224,565)

Net change in unrealized appreciation (depreciation)	6,721,322	765,389,475

Net realized and unrealized gain	3,445,339	1,087,251,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,597,194	$1,106,449,392

See notes to financial statements.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Expanded Tech Sector ETF		iShares Expanded Tech-Software Sector ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$4,182,616	$9,652,604	$(1,149,983)	$16,348,337
Net realized gain	88,754,454	161,078,438	850,684,752	525,750,956
Net change in unrealized appreciation (depreciation)	728,277,382	(126,240,192)	782,334,101	(570,550,621)

Net increase (decrease) in net assets resulting from operations	821,214,452	44,490,850	1,631,868,870	(28,451,328)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,718,855)	(10,234,172)	(1,076,738)	(17,774,768)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	195,059,398	85,598,654	684,821,230	347,914,022

NET ASSETS
Total increase in net assets	1,011,554,995	119,855,332	2,315,613,362	301,687,926
Beginning of period	1,707,787,828	1,587,932,496	3,031,151,046	2,729,463,120

End of period	$2,719,342,823	$1,707,787,828	$5,346,764,408	$3,031,151,046

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	34

Statements of Changes in Net Assets  (continued)

	iShares Nasdaq Biotechnology ETF		iShares North American Natural Resources ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,638,663	$17,216,749	$6,816,752	$15,145,288
Net realized gain (loss)	686,839,710	276,448,050	(32,946,349)	(148,626,704)
Net change in unrealized appreciation (depreciation)	1,023,219,765	(517,223,031)	90,256,303	(95,700,769)

Net increase (decrease) in net assets resulting from operations	1,720,698,138	(223,558,232)	64,126,706	(229,182,185)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,772,790)	(17,415,446)	(6,651,540)	(29,704,416)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	970,066,062	(1,441,203,329)	(27,555,733)	(207,787,406)

NET ASSETS
Total increase (decrease) in net assets	2,677,991,410	(1,682,177,007)	29,919,433	(466,674,007)
Beginning of period	6,343,965,271	8,026,142,278	294,696,408	761,370,415

End of period	$9,021,956,681	$6,343,965,271	$324,615,841	$294,696,408

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares North American Tech-Multimedia Networking ETF		iShares PHLX Semiconductor ETF
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$151,855	$455,279	$19,198,339	$26,203,372
Net realized gain (loss)	(3,275,983)	(1,539,127)	321,861,578	308,748,529
Net change in unrealized appreciation (depreciation)	6,721,322	(19,860,978)	765,389,475	(253,566,432)

Net increase (decrease) in net assets resulting from operations	3,597,194	(20,944,826)	1,106,449,392	81,385,469

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(154,539)	(451,832)	(19,226,008)	(28,856,308)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,796,641)	(68,026,029)	440,398,424	1,027,599,569

NET ASSETS
Total increase (decrease) in net assets	(1,353,986)	(89,422,687)	1,527,621,808	1,080,128,730
Beginning of period	43,335,145	132,757,832	2,141,964,945	1,061,836,215

End of period	$41,981,159	$43,335,145	$3,669,586,753	$2,141,964,945

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	36

Financial Highlights

(For a share outstanding throughout each period)

	iShares Expanded Tech Sector ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$212.15		$206.22	$179.48	$138.39	$110.64	$107.65		$95.51

Net investment income(b)	0.49		1.26	1.09	0.88	1.00	0.74		0.88
Net realized and unrealized gain(c)	96.92		6.00	26.69	41.18	27.77	3.01		12.16

Net increase from investment operations	97.41		7.26	27.78	42.06	28.77	3.75		13.04

Distributions(d)
From net investment income	(0.54)		(1.33)	(1.04)	(0.97)	(1.02)	(0.76)		(0.90)

Total distributions	(0.54)		(1.33)	(1.04)	(0.97)	(1.02)	(0.76)		(0.90)

Net asset value, end of period	$309.02		$212.15	$206.22	$179.48	$138.39	$110.64		$107.65

Total Return
Based on net asset value	45.94	%(e)	3.51%	15.52%	30.48%	26.13%	3.51	%(e)	13.70%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.46%	0.46%	0.47%	0.48%	0.48	%(f)	0.47%

Net investment income	0.35	%(f)	0.56%	0.56%	0.55%	0.82%	1.05	%(f)	0.87%

Supplemental Data
Net assets, end of period (000)	$2,719,343		$1,707,788	$1,587,932	$1,462,726	$1,120,933	$862,984		$823,498

Portfolio turnover rate(g)	3	%(e)	10%	8%	6%	7%	6	%(e)	6%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Expanded Tech-Software Sector ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$209.77		$210.77		$169.69	$126.45	$100.66	$102.43		$84.80

Net investment income (loss)(b)	(0.07)		1.28	(c)	0.24	0.12	0.22	0.68	(d)	0.24
Net realized and unrealized gain (loss)(e)	102.13		(1.06)		41.10	43.23	25.75	(1.58)		17.63

Net increase (decrease) from investment operations	102.06		0.22		41.34	43.35	25.97	(0.90)		17.87

Distributions(f)
From net investment income	(0.07)		(1.22)		(0.26)	(0.11)	(0.18)	(0.87)		(0.24)

Total distributions	(0.07)		(1.22)		(0.26)	(0.11)	(0.18)	(0.87)		(0.24)

Net asset value, end of period	$311.76		$209.77		$210.77	$169.69	$126.45	$100.66		$102.43

Total Return
Based on net asset value	48.66	%(g)	0.13%		24.39%	34.30%	25.82%	(0.86	)%(g)	21.10%

Ratios to Average Net Assets
Total expenses	0.44	%(h)	0.46%		0.46%	0.47%	0.48%	0.48	%(h)	0.47%

Net investment income (loss)	(0.05	)%(h)	0.57	%(c)	0.13%	0.08%	0.19%	1.04	%(d)(h)	0.25%

Supplemental Data
Net assets, end of period (000)	$5,346,764		$3,031,151		$2,729,463	$1,357,537	$815,631	$709,680		$1,080,639

Portfolio turnover rate(i)	11	%(g)	18%		18%	12%	12%	9	%(g)	15%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and (0.03)% of average net assets.
(d)	Includes a one-time special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	38

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of period	$107.98		$111.78	$106.73	$97.75	$86.90	$114.57

Net investment income(b)	0.16		0.26	0.16	0.15	0.21	0.09
Net realized and unrealized gain (loss)(c)	27.51		(3.80)	5.08	9.05	10.85	(27.68)

Net increase (decrease) from investment operations	27.67		(3.54)	5.24	9.20	11.06	(27.59)

Distributions(d)
From net investment income	(0.19)		(0.26)	(0.19)	(0.22)	(0.21)	(0.08)

Total distributions	(0.19)		(0.26)	(0.19)	(0.22)	(0.21)	(0.08)

Net asset value, end of period	$135.46		$107.98	$111.78	$106.73	$97.75	$86.90

Total Return
Based on net asset value	25.63	%(e)	(3.17)%	4.92%	9.41%	12.75%	(24.09)%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.47%	0.47%	0.47%

Net investment income	0.24	%(f)	0.24%	0.15%	0.14%	0.22%	0.08%

Supplemental Data
Net assets, end of period (000)	$9,021,957		$6,343,965	$8,026,142	$9,040,121	$8,343,317	$6,387,032

Portfolio turnover rate(g)	10	%(e)	29%	18%	26%	18%	24%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on November 30, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$16.65		$31.40	$33.08	$34.26	$29.72	$33.03		$48.06

Net investment income(b)	0.38		0.78	0.65	0.75	0.57	0.51		0.78
Net realized and unrealized gain (loss)(c)	3.14		(13.82)	(1.59)	(1.16)	4.55	(3.16)		(15.08)

Net increase (decrease) from investment operations	3.52		(13.04)	(0.94)	(0.41)	5.12	(2.65)		(14.30)

Distributions(d)
From net investment income	(0.38)		(1.71)	(0.74)	(0.77)	(0.58)	(0.66)		(0.73)

Total distributions	(0.38)		(1.71)	(0.74)	(0.77)	(0.58)	(0.66)		(0.73)

Net asset value, end of period	$19.79		$16.65	$31.40	$33.08	$34.26	$29.72		$33.03

Total Return
Based on net asset value	21.06	%(e)	(43.54)%	(2.87)%	(1.19)%	17.26%	(7.96	)%(e)	(29.99)%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.46%	0.46%	0.47%	0.48%	0.48	%(f)	0.47%

Net investment income	3.61	%(f)	2.72%	1.94%	2.25%	1.67%	2.55	%(f)	1.96%

Supplemental Data
Net assets, end of period (000)	$324,616		$294,696	$761,370	$929,571	$1,034,595	$1,034,097		$1,928,976

Portfolio turnover rate(g)	8	%(e)	16%	12%	7%	12%	9	%(e)	9%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	40

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$43.34		$56.49	$51.48	$45.54	$36.57	$39.43		$34.11

Net investment income(b)	0.16		0.26	0.23	0.30	0.26	0.22		0.21
Net realized and unrealized gain (loss)(c)	3.32		(13.10)	5.04	5.95	8.97	(2.80)		5.34

Net increase (decrease) from investment operations	3.48		(12.84)	5.27	6.25	9.23	(2.58)		5.55

Distributions(d)
From net investment income	(0.17)		(0.31)	(0.26)	(0.31)	(0.26)	(0.28)		(0.23)

Total distributions	(0.17)		(0.31)	(0.26)	(0.31)	(0.26)	(0.28)		(0.23)

Net asset value, end of period	$46.65		$43.34	$56.49	$51.48	$45.54	$36.57		$39.43

Total Return
Based on net asset value	8.02	%(e)	(22.80)%	10.27%	13.77%	25.31%	(6.54	)%(e)	16.31%

Ratios to Average Net Assets
Total expenses	0.45	%(f)	0.46%	0.46%	0.47%	0.48%	0.48	%(f)	0.47%

Net investment income	0.65	%(f)	0.47%	0.44%	0.63%	0.64%	0.92	%(f)	0.59%

Supplemental Data
Net assets, end of period (000)	$41,981		$43,335	$132,758	$64,349	$77,417	$53,020		$151,791

Portfolio turnover rate(g)	17	%(e)	33%	29%	23%	27%	26	%(e)	23%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Six Months Ended 09/30/20 (unaudited)		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$204.97		$189.61	$180.13	$136.85	$91.63	$87.51		$82.62

Net investment income(b)	1.69		3.13	2.66	1.51	1.36	0.68		1.45	(c)
Net realized and unrealized gain(d)	99.50		15.50	9.12	43.32	45.26	4.36		4.96

Net increase from investment operations	101.19		18.63	11.78	44.83	46.62	5.04		6.41

Distributions(e)
From net investment income	(1.63)		(3.27)	(2.30)	(1.55)	(1.40)	(0.92)		(1.52)

Total distributions	(1.63)		(3.27)	(2.30)	(1.55)	(1.40)	(0.92)		(1.52)

Net asset value, end of period	$304.53		$204.97	$189.61	$180.13	$136.85	$91.63		$87.51

Total Return
Based on net asset value	49.45	%(f)	9.80%	6.61%	32.91%	51.20%	5.84	%(f)	7.65%

Ratios to Average Net Assets
Total expenses	0.44	%(g)	0.46%	0.46%	0.47%	0.48%	0.48	%(g)	0.47%

Net investment income	1.26	%(g)	1.42%	1.50%	0.93%	1.22%	1.19	%(g)	1.59	%(c)

Supplemental Data
Net assets, end of period (000)	$3,669,587		$2,141,965	$1,061,836	$1,630,190	$889,518	$380,278		$398,184

Portfolio turnover rate(h)	16	%(f)	14%	26%	20%	38%	30	%(f)	21%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	42

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Expanded Tech Sector	Non-diversified
Expanded Tech-Software Sector	Non-diversified
Nasdaq Biotechnology	Non-diversified
North American Natural Resources	Diversified
North American Tech-Multimedia Networking	Non-diversified
PHLX Semiconductor	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	44

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Expanded Tech Sector
Barclays Bank PLC	$6,469,367	$6,469,367		$—	$—
Barclays Capital Inc.	130,089	129,786		—	(303	)(b)
BNP Paribas Prime Brokerage International Ltd.	11,284,389	11,284,389		—	—
BNP Paribas Securities Corp.	27,647	27,647		—	—
BofA Securities, Inc.	6,067	5,942		—	(125	)(b)
Citigroup Global Markets Inc.	1,091,683	1,091,683		—	—
Goldman Sachs & Co.	6,820,463	6,820,463		—	—
HSBC Bank PLC	2,043,109	2,043,109		—	—
JPMorgan Securities LLC	17,026,649	17,026,649		—	—
Morgan Stanley & Co. LLC	2,625,791	2,625,791		—	—
Scotia Capital (USA) Inc.	271,377	271,377		—	—
SG Americas Securities LLC	498,004	498,004		—	—
State Street Bank & Trust Company	1,718,711	1,718,711		—	—
TD Prime Services LLC	2,357,181	2,357,181		—	—
UBS AG	31,755,028	31,755,028		—	—
UBS Securities LLC	613,782	613,782		—	—
Wells Fargo Bank, National Association	3,541,732	3,541,732		—	—
Wells Fargo Securities LLC	9,582	9,582		—	—

	$88,290,651	$88,290,223		$—	$(428)

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Expanded Tech-Software Sector
Barclays Bank PLC	$76,642,936	$76,642,936		$—	$—
Barclays Capital Inc.	2,325,898	2,325,898		—	—
BNP Paribas Prime Brokerage International Ltd.	36,932,588	36,932,588		—	—
BNP Paribas Securities Corp.	4,787,461	4,787,461		—	—
BofA Securities, Inc.	27,309,712	27,309,712		—	—
Citadel Clearing LLC	427,743	427,743		—	—
Citigroup Global Markets Inc.	11,106,495	11,106,495		—	—
Credit Suisse Securities (USA) LLC	2,265,915	2,265,915		—	—
Deutsche Bank Securities Inc.	3,043,488	3,043,488		—	—
Goldman Sachs & Co.	4,853,266	4,853,266		—	—
HSBC Bank PLC	7,481,940	7,481,940		—	—
Jefferies LLC	25,318	25,318		—	—
JPMorgan Securities LLC	101,253,282	101,253,282		—	—
Morgan Stanley & Co. LLC	51,816,827	51,610,439		—	(206,388	)(b)
National Financial Services LLC	2,146,911	2,146,911		—	—
Nomura Securities International Inc.	10,968	10,968		—	—
SG Americas Securities LLC	1,296,960	1,296,960		—	—
State Street Bank & Trust Company	575,065	575,065		—	—
TD Prime Services LLC	4,716,262	4,716,262		—	—
UBS AG	30,293,617	30,293,617		—	—
UBS Securities LLC	23,028,755	23,028,755		—	—
Virtu Americas LLC	604,852	604,852		—	—

	$392,946,259	$392,739,871		$—	$(206,388)

Nasdaq Biotechnology
Barclays Bank PLC	$53,313,728	$53,313,728		$—	$—
Barclays Capital Inc.	14,678,734	14,678,734		—	—
BNP Paribas Prime Brokerage International Ltd.	71,694,799	71,694,799		—	—
BNP Paribas Securities Corp.	2,215,226	2,215,226		—	—
BofA Securities, Inc.	21,708,125	21,708,125		—	—
Citadel Clearing LLC	4,784,225	4,784,225		—	—
Citigroup Global Markets Inc.	210,894,493	210,894,493		—	—
Credit Suisse Securities (USA) LLC	5,865,743	5,865,743		—	—
Deutsche Bank Securities Inc.	4,621,471	4,621,471		—	—
Goldman Sachs & Co.	111,330,890	111,330,890		—	—
HSBC Bank PLC	4,410,623	4,410,623		—	—
Jefferies LLC	1,732,074	1,732,074		—	—
JPMorgan Securities LLC	310,106,424	310,106,424		—	—
Mizuho Securities USA Inc.	459,404	459,404		—	—
Morgan Stanley & Co. LLC	160,297,052	160,297,052		—	—
National Financial Services LLC	38,133,914	38,133,914		—	—
Natixis Securities Americas LLC	218,781	218,781		—	—
Nomura Securities International Inc.	45,064	45,064		—	—
RBC Capital Markets LLC	627,539	627,539		—	—
Scotia Capital (USA) Inc.	3,968,946	3,968,946		—	—
SG Americas Securities LLC	1,565,213	1,565,213		—	—
State Street Bank & Trust Company	13,361,662	13,361,662		—	—
TD Prime Services LLC	17,217,717	17,217,717		—	—
UBS AG	42,594,164	42,594,164		—	—
UBS Securities LLC	6,929,554	6,929,554		—	—
Virtu Americas LLC	812,155	812,155		—	—
Wells Fargo Securities LLC	19,102,783	19,102,783		—	—

	$1,122,690,503	$1,122,690,503		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	46

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
North American Natural Resources
Barclays Bank PLC	$33,702	$33,702		$—	$—
Barclays Capital Inc.	1,356,730	1,356,730		—	—
BNP Paribas Prime Brokerage International Ltd.	2,496,288	2,496,288		—	—
BNP Paribas Securities Corp.	298,316	298,316		—	—
BofA Securities, Inc.	882	882		—	—
Citigroup Global Markets Inc.	9,404,278	9,404,278		—	—
HSBC Bank PLC	30,129	30,129		—	—
Morgan Stanley & Co. LLC	1,156,752	1,156,752		—	—
RBC Capital Markets LLC	87,571	87,571		—	—
SG Americas Securities LLC	1,597,523	1,597,523		—	—
State Street Bank & Trust Company	769,389	769,389		—	—
UBS AG	2,095,289	2,095,289		—	—
UBS Securities LLC	1,854,846	1,854,846		—	—
Wells Fargo Bank, National Association	385,054	385,054		—	—
Wells Fargo Securities LLC	122,675	122,675		—	—

	$21,689,424	$21,689,424		$—	$—

North American Tech-Multimedia Networking
Credit Suisse Securities (USA) LLC	$186,237	$186,237		$—	$—
JPMorgan Securities LLC	76,224	76,224		—	—
Morgan Stanley & Co. LLC	684,670	684,670		—	—
Scotia Capital (USA) Inc.	7,254	7,254		—	—
UBS AG	82,772	82,772		—	—

	$1,037,157	$1,037,157		$—	$—

PHLX Semiconductor
BNP Paribas Prime Brokerage International Ltd.	$2,570,934	$2,570,934		$—	$—
Goldman Sachs & Co.	14,214,020	14,214,020		—	—
HSBC Bank PLC	4,290,533	4,290,533		—	—
JPMorgan Securities LLC	2,062,719	2,062,719		—	—
Nomura Securities International Inc.	1,292,445	1,292,445		—	—
UBS AG	11,221,958	11,221,958		—	—
Wells Fargo Bank, National Association	35,572	35,572		—	—

	$35,688,181	$35,688,181		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares Expanded Tech Sector, iShares Expanded Tech-Software Sector, iShares North American Natural Resources, iShares North American Tech-Multimedia Networking and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.480%
Over $10 billion, up to and including $20 billion	0.430
Over $20 billion, up to and including $30 billion	0.380
Over $30 billion	0.342

Prior to July 1, 2020. for its investment advisory services to each of the iShares Expanded Tech Sector, iShares Expanded Tech-Software Sector, iShares North American Natural Resources, iShares North American Tech-Multimedia Networking and iShares PHLX Semiconductor ETFs, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.480%
Over $10 billion, up to and including $20 billion	0.430
Over $20 billion	0.380

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.4800%
Over $121 billion, up to and including $181 billion	0.4560
Over $181 billion, up to and including $231 billion	0.4332
Over $231 billion, up to and including $281 billion	0.4116
Over $281 billion	0.3910

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	48

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Expanded Tech Sector	$79,718
Expanded Tech-Software Sector	338,572
Nasdaq Biotechnology	2,142,512
North American Natural Resources	31,581
North American Tech-Multimedia Networking	22,145
PHLX Semiconductor	82,766

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Expanded Tech Sector	$23,686,803	$15,521,166	$(2,507,997)
Expanded Tech-Software Sector	96,299,694	165,403,935	(12,750,607)
Nasdaq Biotechnology	103,758,390	63,925,050	(9,067,647)
North American Natural Resources	4,738,957	11,186,800	(23,510,967)
North American Tech-Multimedia Networking	4,260,820	637,134	(350,015)
PHLX Semiconductor	110,599,506	112,925,031	(3,336,904)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Expanded Tech Sector	$81,158,044	$82,123,962
Expanded Tech-Software Sector	494,881,322	498,047,531
Nasdaq Biotechnology	901,231,974	834,256,429
North American Natural Resources	29,399,831	28,736,123
North American Tech-Multimedia Networking	7,987,918	8,033,387
PHLX Semiconductor	471,544,885	469,712,271

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Expanded Tech Sector	$355,997,050	$159,822,353
Expanded Tech-Software Sector	5,359,955,967	4,675,116,399
Nasdaq Biotechnology	6,328,557,933	5,356,411,272
North American Natural Resources	59,995,360	87,485,882
North American Tech-Multimedia Networking	2,640,789	7,367,199
PHLX Semiconductor	2,589,649,370	2,146,751,512

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Expanded Tech Sector	$6,231,337
Expanded Tech-Software Sector	6,303,205
Nasdaq Biotechnology	655,756,812
North American Natural Resources	403,483,832
North American Tech-Multimedia Networking	65,329,897
PHLX Semiconductor	27,906,577

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Expanded Tech Sector	$1,860,657,095	$989,668,076	$(40,413,540)	$949,254,536
Expanded Tech-Software Sector	5,353,170,413	502,381,268	(105,957,376)	396,423,892
Nasdaq Biotechnology	11,400,300,144	729,658,149	(1,888,831,279)	(1,159,173,130)
North American Natural Resources	627,669,145	27,206,980	(308,462,562)	(281,255,582)
North American Tech-Multimedia Networking	56,895,814	1,147,009	(15,002,528)	(13,855,519)
PHLX Semiconductor	3,296,543,567	462,863,744	(54,554,161)	408,309,583

9.	LINE OF CREDIT

The iShares PHLX Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended September 30, 2020, the Funds did not borrow under the credit agreement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	50

Notes to Financial Statements  (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations,

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Notes to Financial Statements  (unaudited) (continued)

financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Expanded Tech Sector
Shares sold	1,300,000	$356,901,282	1,800,000	$416,346,959
Shares redeemed	(550,000)	(161,841,884)	(1,450,000)	(330,748,305)

Net increase	750,000	$195,059,398	350,000	$85,598,654

Expanded Tech-Software Sector
Shares sold	19,500,000	$5,369,995,760	23,400,000	$5,161,446,944
Shares redeemed	(16,800,000)	(4,685,174,530)	(21,900,000)	(4,813,532,922)

Net increase	2,700,000	$684,821,230	1,500,000	$347,914,022

Nasdaq Biotechnology
Shares sold	48,450,000	$6,341,588,081	84,600,000	$9,376,382,276
Shares redeemed	(40,600,000)	(5,371,522,019)	(97,650,000)	(10,817,585,605)

Net increase (decrease)	7,850,000	$970,066,062	(13,050,000)	$(1,441,203,329)

North American Natural Resources
Shares sold	2,900,000	$60,275,947	2,600,000	$56,386,029
Shares redeemed	(4,200,000)	(87,831,680)	(9,150,000)	(264,173,435)

Net decrease	(1,300,000)	$(27,555,733)	(6,550,000)	$(207,787,406)

North American Tech-Multimedia Networking
Shares sold	50,000	$2,646,808	1,250,000	$70,059,106
Shares redeemed	(150,000)	(7,443,449)	(2,600,000)	(138,085,135)

Net decrease	(100,000)	$(4,796,641)	(1,350,000)	$(68,026,029)

PHLX Semiconductor
Shares sold	9,900,000	$2,596,509,103	25,400,000	$5,324,145,129
Shares redeemed	(8,300,000)	(2,156,110,679)	(20,550,000)	(4,296,545,560)

Net increase	1,600,000	$440,398,424	4,850,000	$1,027,599,569

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated

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Notes to Financial Statements  (unaudited) (continued)

January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares PHLX Semiconductor ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 8-10, 2020 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Nasdaq Biotechnology ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess

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Board Review and Approval of Investment Advisory Contract  (continued)

BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares North American Natural Resources ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with

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Board Review and Approval of Investment Advisory Contract  (continued)

independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 8-10, 2020 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares North American Tech-Multimedia Networking ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

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Board Review and Approval of Investment Advisory Contract  (continued)

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable

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Board Review and Approval of Investment Advisory Contract  (continued)

costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 8-10, 2020 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Expanded Tech-Software Sector(a)	$—	$—	$0.069467	$0.069467	—%	—%	100%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	62

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

63	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

NYS	New York Registered Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	64

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Nasdaq, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-313-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Factors US Blend Style ETF | STLC | Cboe BZX
•	iShares Factors US Growth Style ETF | STLG | Cboe BZX
•	iShares Factors US Mid Blend Style ETF | STMB | Cboe BZX
•	iShares Factors US Small Blend Style ETF | STSB | Cboe BZX
•	iShares Factors US Value Style ETF | STLV | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

Fund Summary as of September 30, 2020	iShares® Factors US Blend Style ETF

Investment Objective

The iShares Factors US Blend Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Large Cap Factors Blend Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception

Fund NAV	21.56%
Fund Market	21.72
Index	21.72

The inception date of the Fund was 4/14/20. The first day of secondary market trading was 4/16/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (04/14/20)	(a)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,215.60	$1.28		$1,000.00	$1,023.80	$1.27		0.25%

(a)	The beginning of the period (commencement of operations) is April 14, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (169 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	32.8%
Consumer Discretionary	15.1
Health Care	14.1
Financials	11.4
Consumer Staples	8.7
Industrials	7.0
Communication Services	4.6
Utilities	2.0
Materials	1.9
Real Estate	1.7
Energy	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	6.3%
Apple Inc.	5.7
Amazon.com Inc.	4.3
Merck & Co. Inc.	1.8
Procter & Gamble Co. (The)	1.7
Johnson & Johnson	1.7
Immunomedics Inc.	1.4
Home Depot Inc. (The)	1.4
Verizon Communications Inc.	1.4
Evercore Inc., Class A	1.3

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® Factors US Growth Style ETF

Investment Objective

The iShares Factors US Growth Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Large Cap Factors Growth Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception

Fund NAV	40.97%	14.84%
Fund Market	41.22	15.04
Index	41.11	14.93

The inception date of the Fund was 1/14/20. The first day of secondary market trading was 1/16/20.

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,409.70	$1.51		$1,000.00	$1,023.80	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	50.0%
Consumer Discretionary	19.1
Health Care	14.5
Consumer Staples	5.1
Financials	4.6
Communication Services	3.4
Industrials	2.4
Other (each representing less than 1%)	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	11.5%
Microsoft Corp.	11.4
Amazon.com Inc.	8.1
Merck & Co. Inc.	2.3
Procter & Gamble Co. (The)	2.2
Immunomedics Inc.	2.2
MSCI Inc.	2.0
Booz Allen Hamilton Holding Corp.	2.0
Mastercard Inc., Class A	1.9
AbbVie Inc.	1.8

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Fund Summary as of September 30, 2020	iShares® Factors US Mid Blend Style ETF

Investment Objective

The iShares Factors US Mid Blend Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Mid Cap Factors Blend Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception

Fund NAV	21.35%
Fund Market	21.51
Index	21.59

The inception date of the Fund was 4/14/20. The first day of secondary market trading was 4/16/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (04/14/20)	(a)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,213.50	$1.54		$1,000.00	$1,023.60	$1.52		0.30%

(a)	The beginning of the period (commencement of operations) is April 14, 2020.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (169 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	22.7%
Financials	16.0
Consumer Discretionary	14.0
Industrials	13.4
Health Care	11.5
Utilities	6.1
Real Estate	4.4
Consumer Staples	4.0
Materials	3.9
Communication Services	2.9
Energy	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Immunomedics Inc.	1.7%
Otis Worldwide Corp.	1.2
Evercore Inc., Class A	1.2
Booz Allen Hamilton Holding Corp.	1.2
MSCI Inc.	1.1
VeriSign Inc.	1.0
Cadence Design Systems Inc.	1.0
Best Buy Co. Inc.	0.9
Motorola Solutions Inc.	0.9
Allison Transmission Holdings Inc.	0.9

F U N D S U M M A R Y	6

Fund Summary as of September 30, 2020	iShares® Factors US Small Blend Style ETF

Investment Objective

The iShares Factors US Small Blend Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Small Cap Factors Blend Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception

Fund NAV	23.96%
Fund Market	24.00
Index	24.06

The inception date of the Fund was 4/14/20. The first day of secondary market trading was 4/16/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (04/14/20)	(a)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,239.60	$1.81		$1,000.00	$1,023.30	$1.78		0.35%

(a)	The beginning of the period (commencement of operations) is April 14, 2020.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (169 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	18.6%
Consumer Discretionary	17.8
Industrials	17.2
Information Technology	15.6
Financials	14.7
Real Estate	4.3
Materials	3.5
Consumer Staples	2.8
Utilities	2.3
Communication Services	1.6
Energy	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Deckers Outdoor Corp.	0.8%
Navient Corp.	0.7
Workiva Inc.	0.7
RH	0.6
PNM Resources Inc.	0.5
Exponent Inc.	0.5
Heidrick & Struggles International Inc.	0.5
TopBuild Corp.	0.5
BJ’s Wholesale Club Holdings Inc.	0.4
Builders FirstSource Inc.	0.4

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Fund Summary as of September 30, 2020	iShares® Factors US Value Style ETF

Investment Objective

The iShares Factors US Value Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Large Cap Factors Value Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception

Fund NAV	22.43%	(14.14)%
Fund Market	22.60	(14.02)
Index	22.47	(14.11)

The inception date of the Fund was 1/14/20. The first day of secondary market trading was 1/16/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,224.30	$1.39		$1,000.00	$1,023.80	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	20.8%
Information Technology	12.4
Health Care	12.2
Industrials	11.9
Consumer Staples	11.7
Consumer Discretionary	11.4
Utilities	5.0
Communication Services	4.7
Real Estate	3.9
Materials	3.7
Energy	2.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	2.9%
Verizon Communications Inc.	2.8
Evercore Inc., Class A	2.2
Merck & Co. Inc.	1.9
Walmart Inc.	1.7
Procter & Gamble Co. (The)	1.5
Kimberly-Clark Corp.	1.5
Equity Commonwealth	1.4
Lazard Ltd., Class A	1.4
Philip Morris International Inc.	1.3

F U N D S U M M A R Y	8

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) September 30, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	15	$1,399
Lockheed Martin Corp.	94	36,028
Northrop Grumman Corp.	89	28,079

		65,506

Air Freight & Logistics — 1.1%
Expeditors International of Washington Inc.	341	30,867
United Parcel Service Inc., Class B	214	35,659

		66,526

Airlines — 0.5%
Copa Holdings SA, Class A, NVS	157	7,903
Delta Air Lines Inc.	380	11,621
United Airlines Holdings Inc.(a)	249	8,653

		28,177

Automobiles — 0.5%
Tesla Inc.(a)	70	30,031

Banks — 0.5%
Popular Inc.	890	32,280

Beverages — 0.5%
Brown-Forman Corp., Class A	56	3,846
PepsiCo Inc.	210	29,106

		32,952

Biotechnology — 5.0%
AbbVie Inc.	850	74,451
Acceleron Pharma Inc.(a)	318	35,785
Amgen Inc.	293	74,469
Biogen Inc.(a)	60	17,021
Gilead Sciences Inc.	189	11,943
Immunomedics Inc.(a)	1,001	85,115
Vertex Pharmaceuticals Inc.(a)	33	8,980

		307,764

Building Products — 1.3%
Armstrong World Industries Inc.	42	2,890
Carrier Global Corp.	51	1,558
Lennox International Inc.	67	18,265
Masco Corp.	12	662
Trane Technologies PLC	201	24,371
Trex Co. Inc.(a)	474	33,938

		81,684

Capital Markets — 4.5%
Ameriprise Financial Inc.	119	18,339
E*TRADE Financial Corp.	14	701
Evercore Inc., Class A	1,225	80,188
Lazard Ltd., Class A	1,424	47,063
LPL Financial Holdings Inc.	62	4,753
Morgan Stanley	642	31,041
MSCI Inc.	181	64,577
S&P Global Inc.	31	11,179
State Street Corp.	72	4,272
Tradeweb Markets Inc., Class A	320	18,560

		280,673

Chemicals — 0.5%
CF Industries Holdings Inc.	104	3,194
Scotts Miracle-Gro Co. (The)	174	26,606

		29,800

Security	Shares	Value

Commercial Services & Supplies — 0.2%
ADT Inc.	285	$2,328
Cintas Corp.	2	666
IAA Inc.(a)	214	11,143

		14,137

Communications Equipment — 1.1%
Ciena Corp.(a)	104	4,128
F5 Networks Inc.(a)	3	368
Lumentum Holdings Inc.(a)	142	10,669
Motorola Solutions Inc.	278	43,593
Ubiquiti Inc.	61	10,166

		68,924

Consumer Finance — 1.6%
Ally Financial Inc.	2,198	55,104
Capital One Financial Corp.	26	1,868
OneMain Holdings Inc.	1,197	37,406
Synchrony Financial	217	5,679

		100,057

Containers & Packaging — 1.0%
Amcor PLC	2,139	23,636
Avery Dennison Corp.	227	29,020
Silgan Holdings Inc.	290	10,663

		63,319

Distributors — 0.5%
Pool Corp.	94	31,447

Diversified Consumer Services — 0.3%
H&R Block Inc.	1,101	17,935

Diversified Financial Services — 0.7%
Equitable Holdings Inc.	1,169	21,323
Jefferies Financial Group Inc.	892	16,056
Voya Financial Inc.	126	6,039

		43,418

Diversified Telecommunication Services — 1.5%
CenturyLink Inc.	1,028	10,372
Verizon Communications Inc.	1,414	84,119

		94,491

Electric Utilities — 0.9%
Entergy Corp.	289	28,475
FirstEnergy Corp.	294	8,441
IDACORP Inc.	25	1,997
NRG Energy Inc.	447	13,741

		52,654

Electrical Equipment — 0.7%
GrafTech International Ltd.	3,896	26,649
nVent Electric PLC	706	12,489
Rockwell Automation Inc.	11	2,427

		41,565

Electronic Equipment, Instruments & Components — 0.9%
CDW Corp./DE	189	22,591
Jabil Inc.	239	8,188
Keysight Technologies Inc.(a)	6	593
Zebra Technologies Corp., Class A(a)	95	23,984

		55,356

Entertainment — 1.3%
Activision Blizzard Inc.	328	26,552
Electronic Arts Inc.(a)	163	21,257
Liberty Media Corp.-Liberty Formula One, Class A(a)	202	6,769

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Take-Two Interactive Software Inc.(a)	148	$24,452

		79,030

Equity Real Estate Investment Trusts (REITs) — 1.7%
Brixmor Property Group Inc.	896	10,474
Brookfield Property REIT Inc., Class A	2,711	33,183
Equity Commonwealth	1,503	40,025
Kimco Realty Corp.	289	3,254
Paramount Group Inc.	777	5,501
VEREIT Inc.	2,412	15,678

		108,115

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	83	29,465
Grocery Outlet Holding Corp.(a)	704	27,681
Kroger Co. (The)	384	13,021
Sprouts Farmers Market Inc.(a)	651	13,625
Sysco Corp.	171	10,640
U.S. Foods Holding Corp.(a)	122	2,711
Walmart Inc.	426	59,602

		156,745

Food Products — 1.0%
Campbell Soup Co.	288	13,931
Flowers Foods Inc.	622	15,133
General Mills Inc.	32	1,974
Hershey Co. (The)	33	4,730
Mondelez International Inc., Class A	447	25,680

		61,448

Gas Utilities — 0.1%
National Fuel Gas Co.	117	4,749

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	189	20,569
Align Technology Inc.(a)	20	6,547
Baxter International Inc.	5	402
Haemonetics Corp.(a)	49	4,275
IDEXX Laboratories Inc.(a)	62	24,373

		56,166

Health Care Providers & Services — 1.3%
Amedisys Inc.(a)	49	11,585
Chemed Corp.	63	30,262
CVS Health Corp.	98	5,723
DaVita Inc.(a)	46	3,940
HCA Healthcare Inc.	207	25,809
Molina Healthcare Inc.(a)	31	5,674

		82,993

Health Care Technology — 0.3%
Livongo Health Inc.(a)	6	840
Veeva Systems Inc., Class A(a)	53	14,903

		15,743

Hotels, Restaurants & Leisure — 3.0%
Domino’s Pizza Inc.	79	33,597
Dunkin’ Brands Group Inc.	114	9,338
McDonald’s Corp.	187	41,045
Planet Fitness Inc., Class A(a)	233	14,357
Starbucks Corp.	472	40,554
Wyndham Destinations Inc.	163	5,014
Yum China Holdings Inc.	257	13,608
Yum! Brands Inc.	315	28,760

		186,273

Security	Shares	Value

Household Durables — 0.2%
Newell Brands Inc.	159	$2,729
PulteGroup Inc.	215	9,952

		12,681

Household Products — 3.0%
Colgate-Palmolive Co.	356	27,465
Kimberly-Clark Corp.	345	50,943
Procter & Gamble Co. (The)	761	105,771

		184,179

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	100	1,811
Vistra Corp.	1,963	37,022

		38,833

Insurance — 4.0%
Aflac Inc.	494	17,957
Allstate Corp. (The)	252	23,723
American Financial Group Inc./OH	527	35,299
Assured Guaranty Ltd.	838	18,000
Athene Holding Ltd., Class A(a)	404	13,768
Brighthouse Financial Inc.(a)	1,054	28,363
Cincinnati Financial Corp.	89	6,939
CNA Financial Corp.	54	1,619
Erie Indemnity Co., Class A, NVS	2	421
Globe Life Inc.	80	6,392
Hartford Financial Services Group Inc. (The)	37	1,364
Loews Corp.	167	5,803
Mercury General Corp.	281	11,625
MetLife Inc.	15	558
Primerica Inc.	139	15,727
Principal Financial Group Inc.	293	11,799
Progressive Corp. (The)	85	8,047
Unum Group	825	13,885
White Mountains Insurance Group Ltd.	37	28,823

		250,112

Interactive Media & Services — 1.3%
Alphabet Inc., Class C, NVS(a)	3	4,409
Facebook Inc., Class A(a)	208	54,475
Match Group Inc.(a)	181	20,028

		78,912

Internet & Direct Marketing Retail — 5.1%
Amazon.com Inc.(a)	84	264,493
Booking Holdings Inc.(a)	7	11,975
eBay Inc.	620	32,302
Expedia Group Inc.	55	5,043
Wayfair Inc., Class A(a)	5	1,455

		315,268

IT Services — 4.4%
Booz Allen Hamilton Holding Corp.	933	77,420
CACI International Inc., Class A(a)	49	10,445
Euronet Worldwide Inc.(a)	34	3,097
GoDaddy Inc., Class A(a)	72	5,470
Mastercard Inc., Class A	146	49,373
MongoDB Inc.(a)	4	926
Okta Inc.(a)	49	10,479
PayPal Holdings Inc.(a)	118	23,249
StoneCo Ltd., Class A(a)	556	29,407
VeriSign Inc.(a)	263	53,876
Visa Inc., Class A	28	5,599

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Western Union Co. (The)	127	$2,722

		272,063

Leisure Products — 0.2%
Hasbro Inc.	112	9,265

Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	5	505
Mettler-Toledo International Inc.(a)	23	22,212
Thermo Fisher Scientific Inc.	66	29,140

		51,857

Machinery — 1.6%
AGCO Corp.	124	9,209
Allison Transmission Holdings Inc.	1,414	49,688
Dover Corp.	9	975
Graco Inc.	129	7,914
Oshkosh Corp.	5	367
Otis Worldwide Corp.	461	28,776
Toro Co. (The)	8	672

		97,601

Media — 0.1%
News Corp., Class B	201	2,810

Metals & Mining — 0.4%
Newmont Corp.	30	1,903
Reliance Steel & Aluminum Co.	247	25,204

		27,107

Multi-Utilities — 0.4%
Ameren Corp.	308	24,357

Multiline Retail — 0.9%
Dollar General Corp.	4	838
Kohl’s Corp.	318	5,893
Target Corp.	320	50,374

		57,105

Oil, Gas & Consumable Fuels — 0.7%
Cabot Oil & Gas Corp.	298	5,173
ConocoPhillips	536	17,602
Devon Energy Corp.	1,585	14,994
Marathon Oil Corp.	1,920	7,853

		45,622

Personal Products — 1.1%
Estee Lauder Companies Inc. (The), Class A	199	43,432
Herbalife Nutrition Ltd.(a)	363	16,934
Nu Skin Enterprises Inc., Class A	176	8,816

		69,182

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	888	53,538
Eli Lilly & Co.	440	65,129
Johnson & Johnson	701	104,365
Merck & Co. Inc.	1,312	108,830
Pfizer Inc.	429	15,744
Zoetis Inc.	75	12,403

		360,009

Professional Services — 0.6%
FTI Consulting Inc.(a)	320	33,910
Robert Half International Inc.	39	2,065

		35,975

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices Inc.(a)	123	10,085

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc.	60	$21,859
Cirrus Logic Inc.(a)	395	26,643
Enphase Energy Inc.(a)	160	13,214
Inphi Corp.(a)	167	18,746
Intel Corp.	743	38,473
KLA Corp.	94	18,212
Lam Research Corp.	51	16,919
Maxim Integrated Products Inc.	173	11,696
NVIDIA Corp.	71	38,427
Qorvo Inc.(a)	36	4,644
QUALCOMM Inc.	262	30,832
Teradyne Inc.	320	25,427
Texas Instruments Inc.	419	59,829

		335,006

Software — 14.1%
Adobe Inc.(a)	54	26,483
Alteryx Inc., Class A(a)	78	8,857
Anaplan Inc.(a)	89	5,570
Aspen Technology Inc.(a)	427	54,054
Atlassian Corp. PLC, Class A(a)	137	24,905
Avalara Inc.(a)	51	6,494
Cadence Design Systems Inc.(a)	450	47,984
Citrix Systems Inc.	368	50,677
Crowdstrike Holdings Inc., Class A(a)	347	47,650
Datadog Inc., Class A(a)	93	9,501
Dropbox Inc., Class A(a)	73	1,406
Dynatrace Inc.(a)	246	10,091
Fair Isaac Corp.(a)	10	4,254
Fortinet Inc.(a)	261	30,748
HubSpot Inc.(a)	113	33,022
Intuit Inc.	132	43,060
Manhattan Associates Inc.(a)	263	25,114
Microsoft Corp.	1,853	389,741
Nutanix Inc., Class A(a)	47	1,042
Oracle Corp.	263	15,701
Palo Alto Networks Inc.(a)	14	3,427
ServiceNow Inc.(a)	20	9,700
Slack Technologies Inc., Class A(a)(b)	253	6,796
Zscaler Inc.(a)(b)	131	18,430

		874,707

Specialty Retail — 2.9%
AutoNation Inc.(a)	33	1,747
AutoZone Inc.(a)	5	5,888
Best Buy Co. Inc.	392	43,626
Burlington Stores Inc.(a)	41	8,450
Dick’s Sporting Goods Inc.	24	1,389
Foot Locker Inc.	18	594
Gap Inc. (The)	281	4,785
Home Depot Inc. (The)	305	84,702
Lowe’s Companies Inc.	65	10,781
O’Reilly Automotive Inc.(a)	10	4,611
Williams-Sonoma Inc.	171	15,465

		182,038

Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	3,041	352,178
Hewlett Packard Enterprise Co.	3,267	30,612
HP Inc.	763	14,489
NetApp Inc.	96	4,209

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.	1,106	$20,760

		422,248

Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.	365	31,748
Lululemon Athletica Inc.(a)	52	17,127
Nike Inc., Class B	123	15,441
Ralph Lauren Corp.	413	28,072

		92,388

Tobacco — 0.5%
Altria Group Inc.	11	425
Philip Morris International Inc.	421	31,571

		31,996

Trading Companies & Distributors — 0.0%
WW Grainger Inc.	3	1,070

Wireless Telecommunication Services — 0.4%
Telephone and Data Systems Inc.	1,167	21,520
U.S. Cellular Corp.(a)	157	4,636

		26,156

Total Common Stocks — 99.8% (Cost: $5,347,632)		6,188,505

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	25,086	$25,109
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	10,000	10,000

		35,109

Total Short-Term Investments — 0.6% (Cost: $35,111)		35,109

Total Investments in Securities — 100.4% (Cost: $5,382,743)		6,223,614

Other Assets, Less Liabilities — (0.4)%		(22,503)

Net Assets — 100.0%		$6,201,111

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/14/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$25,123	(b)	$—	$(12)	$(2)	$25,109	25,086	$41	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		10,000	(b)	—	—	—	10,000	10,000	6		—

						$(12)	$(2)	$35,109		$47		$—

(a)	The Fund commenced operations on April 14, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Blend Style ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(a)	02/27/23	$182	$(13	)(b)	$183	0.0	%(c)
	Monthly	JPMorgan Securities PLC(d)	02/08/23	175	(6	)(e)	183	0.0	(c)

					$(19)		$366

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
(b)	Amount includes $(14) of net dividends and financing fees.
(c)	Rounds to less than 0.1%.
(d)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Bank Funding Rate (OBFR01)
(e)	Amount includes $(14) of net dividends, payable for referenced securities purchased and financing fees.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) September 30, 2020	iShares® Factors US Blend Style ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of September 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Total Reference Entity — Long

Health Care Providers & Services
Molina Healthcare Inc.(a)	1	$183	100.0%

Net Value of Reference Entity — Goldman Sachs & Co.		$183

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of September 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Total Reference Entity — Long

Health Care Providers & Services
Molina Healthcare Inc.(a)	1	$183	100.0%

Net Value of Reference Entity — JPMorgan Securities PLC		$183

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$—	$(19)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps	$19

For the period ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Swaps	$270

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(19)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$1,758

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Blend Style ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps - OTC	$—	$19

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$—	$19
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$—	$19

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Liabilities	(a)

Goldman Sachs & Co	$13	$—	$13
JPMorgan Securities PLC	6	—	6

	$19	$—	$19

(a)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,188,505	$—	$—	$6,188,505
Money Market Funds	35,109	—	—	35,109

	$6,223,614	$—	$—	$6,223,614

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(19)	$—	$(19)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) September 30, 2020	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Lockheed Martin Corp.	31	$11,882
Northrop Grumman Corp.	23	7,256

		19,138

Air Freight & Logistics — 0.8%
Expeditors International of Washington Inc.	128	11,587
United Parcel Service Inc., Class B	124	20,662

		32,249

Automobiles — 0.9%
Tesla Inc.(a)	94	40,327

Biotechnology — 7.0%
AbbVie Inc.	857	75,065
Acceleron Pharma Inc.(a)	420	47,262
Amgen Inc.	281	71,419
Biogen Inc.(a)	17	4,822
Immunomedics Inc.(a)	1,098	93,363
Vertex Pharmaceuticals Inc.(a)	23	6,259

		298,190

Building Products — 0.4%
Trex Co. Inc.(a)	266	19,046

Capital Markets — 4.0%
LPL Financial Holdings Inc.	262	20,087
MSCI Inc.	242	86,341
S&P Global Inc.	91	32,815
Tradeweb Markets Inc., Class A	534	30,972

		170,215

Chemicals — 0.8%
Scotts Miracle-Gro Co. (The)	209	31,958

Commercial Services & Supplies — 0.0%
IAA Inc.(a)	18	937

Communications Equipment — 1.5%
Lumentum Holdings Inc.(a)	161	12,096
Motorola Solutions Inc.	253	39,673
Ubiquiti Inc.	63	10,499

		62,268

Consumer Finance — 0.4%
SLM Corp.	1,992	16,115

Containers & Packaging — 0.1%
Amcor PLC	246	2,719
Avery Dennison Corp.	5	639

		3,358

Distributors — 0.8%
Pool Corp.	105	35,127

Diversified Consumer Services — 0.3%
H&R Block Inc.	857	13,961

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp./DE	27	3,227
Keysight Technologies Inc.(a)	10	988
Zebra Technologies Corp., Class A(a)	71	17,925

		22,140

Entertainment — 1.5%
Activision Blizzard Inc.	258	20,885
Electronic Arts Inc.(a)	131	17,084

Security	Shares	Value

Entertainment (continued)
Take-Two Interactive Software Inc.(a)	147	$24,287

		62,256

Equity Real Estate Investment Trusts (REITs) — 0.1%
Brookfield Property REIT Inc., Class A	197	2,411

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	65	23,075
Grocery Outlet Holding Corp.(a)	483	18,991
Sprouts Farmers Market Inc.(a)	1,017	21,286
Sysco Corp.	5	311

		63,663

Food Products — 0.0%
Campbell Soup Co.	24	1,161

Health Care Equipment & Supplies — 0.7%
Align Technology Inc.(a)	12	3,928
IDEXX Laboratories Inc.(a)	64	25,159

		29,087

Health Care Providers & Services — 1.5%
Amedisys Inc.(a)	49	11,585
Chemed Corp.	61	29,301
HCA Healthcare Inc.	158	19,700
Molina Healthcare Inc.(a)	23	4,210

		64,796

Health Care Technology — 0.5%
Veeva Systems Inc., Class A(a)	69	19,402

Hotels, Restaurants & Leisure — 3.0%
Domino’s Pizza Inc.	109	46,355
Dunkin’ Brands Group Inc.	23	1,884
Planet Fitness Inc., Class A(a)	176	10,845
Starbucks Corp.	334	28,697
Yum China Holdings Inc.	185	9,796
Yum! Brands Inc.	342	31,225

		128,802

Household Products — 2.2%
Procter & Gamble Co. (The)	673	93,540

Insurance — 0.2%
Primerica Inc.	57	6,449
Progressive Corp. (The)	34	3,219

		9,668

Interactive Media & Services — 1.9%
Facebook Inc., Class A(a)	227	59,451
Match Group Inc.(a)	198	21,909

		81,360

Internet & Direct Marketing Retail — 9.8%
Amazon.com Inc(a)	110	346,360
Booking Holdings Inc.(a)	2	3,421
eBay Inc.	1,020	53,142
Wayfair Inc., Class A(a)	58	16,879

		419,802

IT Services — 6.6%
Booz Allen Hamilton Holding Corp.	1,033	85,718
CACI International Inc., Class A(a)	38	8,100
GoDaddy Inc., Class A(a)	63	4,786
Mastercard Inc., Class A	237	80,146
Okta Inc.(a)	21	4,491
PayPal Holdings Inc.(a)	121	23,841

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
StoneCo Ltd., Class A(a)	240	$12,694
VeriSign Inc.(a)	311	63,708

		283,484

Life Sciences Tools & Services — 0.3%
Mettler-Toledo International Inc.(a)	13	12,555

Machinery — 0.8%
Allison Transmission Holdings Inc.	918	32,259

Multiline Retail — 0.0%
Dollar General Corp.	2	419

Personal Products — 1.4%
Estee Lauder Companies Inc. (The), Class A	181	39,503
Herbalife Nutrition Ltd.(a)	470	21,926

		61,429

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	452	27,251
Eli Lilly & Co.	465	68,829
Merck & Co. Inc.	1,183	98,130

		194,210

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices Inc.(a)	64	5,247
Broadcom Inc.	14	5,100
Enphase Energy Inc.(a)	59	4,873
Inphi Corp.(a)	72	8,082
KLA Corp.	78	15,112
Lam Research Corp.	44	14,597
Maxim Integrated Products Inc.	95	6,423
NVIDIA Corp.	92	49,792
QUALCOMM Inc.	401	47,190
Teradyne Inc.	467	37,108
Texas Instruments Inc.	357	50,976

		244,500

Software — 24.2%
Adobe Inc.(a)	75	36,782
Alteryx Inc., Class A(a)	46	5,223
Aspen Technology Inc.(a)	516	65,320
Atlassian Corp. PLC, Class A(a)	189	34,358
Cadence Design Systems Inc.(a)	578	61,632
Citrix Systems Inc.	446	61,419
Crowdstrike Holdings Inc., Class A(a)	445	61,107
Dynatrace Inc.(a)	27	1,108
Fair Isaac Corp.(a)	5	2,127
Fortinet Inc.(a)	365	43,001
HubSpot Inc.(a)	132	38,574
Intuit Inc.	170	55,456
Manhattan Associates Inc.(a)	373	35,618
Microsoft Corp.	2,304	484,600

Security	Shares	Value

Software (continued)
NortonLifeLock Inc.	94	$1,959
Nutanix Inc., Class A(a)	70	1,553
Oracle Corp.	137	8,179
Palo Alto Networks Inc.(a)	4	979
ServiceNow Inc.(a)	18	8,730
Slack Technologies Inc., Class A(a)(b)	110	2,955
Synopsys Inc.(a)	3	642
Zscaler Inc.(a)	138	19,415

		1,030,737

Specialty Retail — 3.3%
Best Buy Co. Inc.	402	44,739
Burlington Stores Inc.(a)	6	1,237
Home Depot Inc. (The)	211	58,597
Lowe’s Companies Inc.	75	12,439
O’Reilly Automotive Inc.(a)	1	461
Williams-Sonoma Inc.	242	21,886

		139,359

Technology Hardware, Storage & Peripherals — 11.4%
Apple Inc.	4,214	488,024
NetApp Inc.	5	219

		488,243

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica Inc.(a)	61	20,091
Nike Inc., Class B	118	14,814

		34,905

Total Common Stocks — 99.9% (Cost: $3,603,586)		4,263,077

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	2,972	2,975

Total Short-Term Investments — 0.1% (Cost: $2,975)		2,975

Total Investments in Securities — 100.0% (Cost: $3,606,561)		4,266,052

Other Assets, Less Liabilities — (0.0)%		(406)

Net Assets — 100.0%		$4,265,646

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Growth Style ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$146,967	$—		$(144,154	)(a)	$246	$(84)	$2,975	2,972	$547	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	1		—

						$246	$(84)	$2,975		$548		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,263,077	$—	$—	$4,263,077
Money Market Funds	2,975	—	—	2,975

	$4,266,052	$—	$—	$4,266,052

See notes to financial statements.

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
BWX Technologies Inc.	104	$5,856
Curtiss-Wright Corp.	93	8,673
Howmet Aerospace Inc.	22	368
Teledyne Technologies Inc.(a)	30	9,306
TransDigm Group Inc.	28	13,304

		37,507

Air Freight & Logistics — 0.7%
Expeditors International of Washington Inc.	456	41,277

Airlines — 0.6%
Copa Holdings SA, Class A, NVS	231	11,629
Delta Air Lines Inc.	190	5,810
Southwest Airlines Co.	170	6,375
United Airlines Holdings Inc.(a)	469	16,298

		40,112

Banks — 1.2%
Bank of Hawaii Corp.	19	960
Citizens Financial Group Inc.	358	9,050
Comerica Inc.	119	4,552
First Citizens BancShares Inc./NC, Class A	19	6,057
First Hawaiian Inc.	484	7,003
Popular Inc.	1,144	41,493
Regions Financial Corp.	232	2,675

		71,790

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2	1,767
Brown-Forman Corp., Class A	173	11,881

		13,648

Biotechnology — 3.3%
Acceleron Pharma Inc.(a)	358	40,286
Alexion Pharmaceuticals Inc.(a)	193	22,085
Exelixis Inc.(a)	115	2,812
Immunomedics Inc.(a)	1,250	106,287
Incyte Corp.(a)(b)	4	359
Ionis Pharmaceuticals Inc.(a)(b)	60	2,847
Moderna Inc.(a)(b)	150	10,613
Neurocrine Biosciences Inc.(a)	134	12,885
United Therapeutics Corp.(a)	25	2,525

		200,699

Building Products — 3.3%
Allegion PLC	36	3,561
Armstrong World Industries Inc.	253	17,409
Carrier Global Corp.	1,001	30,571
Fortune Brands Home & Security Inc.	123	10,642
Lennox International Inc.	122	33,258
Masco Corp.	418	23,044
Trane Technologies PLC	320	38,800
Trex Co. Inc.(a)(b)	678	48,545

		205,830

Capital Markets — 4.9%
Ameriprise Financial Inc.	246	37,911
E*TRADE Financial Corp.	404	20,220
Evercore Inc., Class A	1,095	71,679
FactSet Research Systems Inc.	33	11,051
Lazard Ltd., Class A	1,168	38,602
LPL Financial Holdings Inc.	191	14,644
Morningstar Inc.	10	1,606

Security	Shares	Value

Capital Markets (continued)
MSCI Inc.	188	$67,075
Raymond James Financial Inc.	46	3,347
State Street Corp.	192	11,391
Tradeweb Markets Inc., Class A	464	26,912

		304,438

Chemicals — 1.4%
Axalta Coating Systems Ltd.(a)	436	9,666
Cabot Corp.	345	12,430
Celanese Corp.	109	11,712
CF Industries Holdings Inc.	335	10,288
FMC Corp.	12	1,271
Huntsman Corp.	253	5,619
NewMarket Corp.	5	1,712
Scotts Miracle-Gro Co. (The)	185	28,288
WR Grace & Co.	191	7,696

		88,682

Commercial Services & Supplies — 1.0%
ADT Inc.	517	4,224
Cintas Corp.	104	34,614
IAA Inc.(a)	326	16,975
MSA Safety Inc.	3	402
Republic Services Inc.	53	4,948

		61,163

Communications Equipment — 1.8%
Arista Networks Inc.(a)	37	7,656
Ciena Corp.(a)	369	14,646
F5 Networks Inc.(a)	84	10,313
Lumentum Holdings Inc.(a)	144	10,819
Motorola Solutions Inc.	354	55,511
Ubiquiti Inc.	81	13,499

		112,444

Consumer Finance — 2.0%
Ally Financial Inc.	2,110	52,898
Discover Financial Services	354	20,454
OneMain Holdings Inc.	945	29,531
Synchrony Financial	782	20,465

		123,348

Containers & Packaging — 1.7%
Amcor PLC	3,519	38,885
Avery Dennison Corp.	256	32,727
Sealed Air Corp.	359	13,933
Silgan Holdings Inc.	392	14,414
Sonoco Products Co.	67	3,421

		103,380

Distributors — 0.8%
Pool Corp.	144	48,174

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)	8	1,216
frontdoor Inc.(a)	91	3,541
H&R Block Inc.	1,475	24,028

		28,785

Diversified Financial Services — 0.9%
Equitable Holdings Inc.	1,564	28,527
Jefferies Financial Group Inc.	1,091	19,638
Voya Financial Inc.	185	8,867

		57,032

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 0.2%
CenturyLink Inc.	1,405	$14,176

Electric Utilities — 3.1%
Alliant Energy Corp.	155	8,006
Entergy Corp.	534	52,615
FirstEnergy Corp.	955	27,418
Hawaiian Electric Industries Inc.	83	2,759
IDACORP Inc.	386	30,841
NRG Energy Inc.	825	25,360
OGE Energy Corp.	247	7,408
PG&E Corp.(a)(b)	418	3,925
Pinnacle West Capital Corp.	225	16,774
PPL Corp.	14	381
Xcel Energy Inc.	216	14,906

		190,393

Electrical Equipment — 1.2%
Generac Holdings Inc.(a)	23	4,454
GrafTech International Ltd.	3,505	23,974
nVent Electric PLC	1,125	19,901
Rockwell Automation Inc.	125	27,585

		75,914

Electronic Equipment, Instruments & Components — 2.0%
Avnet Inc.	87	2,248
CDW Corp./DE	303	36,218
Corning Inc.	81	2,625
Jabil Inc.	636	21,789
Keysight Technologies Inc.(a)	257	25,387
Zebra Technologies Corp., Class A(a)	128	32,315

		120,582

Entertainment — 1.1%
Liberty Media Corp.-Liberty Formula One, Class A(a)	403	13,505
Lions Gate Entertainment Corp., Class B, NVS(a)	238	2,075
Live Nation Entertainment Inc.(a)	16	862
Spotify Technology SA(a)(b)	67	16,252
Take-Two Interactive Software Inc.(a)	150	24,783
Zynga Inc., Class A(a)(b)	1,099	10,023

		67,500

Equity Real Estate Investment Trusts (REITs) — 4.3%
Apartment Investment & Management Co., Class A	258	8,700
Brandywine Realty Trust	679	7,021
Brixmor Property Group Inc.	1,973	23,064
Brookfield Property REIT Inc., Class A	2,498	30,576
Duke Realty Corp.	301	11,107
Equity Commonwealth	1,546	41,170
Equity Residential	248	12,730
First Industrial Realty Trust Inc.	244	9,711
Gaming and Leisure Properties Inc.	335	12,372
Host Hotels & Resorts Inc.	617	6,657
Kimco Realty Corp.	1,783	20,077
Outfront Media Inc.	535	7,784
Paramount Group Inc.	1,780	12,602
SL Green Realty Corp.	114	5,286
Spirit Realty Capital Inc.	239	8,066
Taubman Centers Inc.	148	4,927
VEREIT Inc.	4,839	31,454
Weingarten Realty Investors	869	14,738

		268,042

Food & Staples Retailing — 1.3%
Grocery Outlet Holding Corp.(a)	739	29,057

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)	696	$23,601
Sprouts Farmers Market Inc.(a)	705	14,756
U.S. Foods Holding Corp.(a)	454	10,088

		77,502

Food Products — 1.3%
Campbell Soup Co.	370	17,897
Conagra Brands Inc.	150	5,357
Flowers Foods Inc.	856	20,826
Hershey Co. (The)	180	25,801
JM Smucker Co. (The)	13	1,502
McCormick & Co. Inc./MD, NVS	37	7,182

		78,565

Gas Utilities — 0.3%
Atmos Energy Corp.	55	5,257
National Fuel Gas Co.	272	11,041

		16,298

Health Care Equipment & Supplies — 2.9%
Align Technology Inc.(a)	104	34,045
Haemonetics Corp.(a)	178	15,531
Hill-Rom Holdings Inc.	31	2,589
Hologic Inc.(a)	165	10,968
IDEXX Laboratories Inc.(a)	122	47,959
Insulet Corp.(a)	84	19,874
Masimo Corp.(a)	32	7,554
Novocure Ltd.(a)	69	7,680
Quidel Corp.(a)	48	10,530
ResMed Inc.	8	1,371
Steris PLC	89	15,681
Tandem Diabetes Care Inc.(a)	8	908
Teleflex Inc.	13	4,426
West Pharmaceutical Services Inc.	8	2,199

		181,315

Health Care Providers & Services — 2.7%
Amedisys Inc.(a)	95	22,461
Cardinal Health Inc.	128	6,010
Chemed Corp.	71	34,105
DaVita Inc.(a)	116	9,935
Encompass Health Corp.	311	20,209
Henry Schein Inc.(a)	98	5,760
McKesson Corp.	185	27,552
Molina Healthcare Inc.(a)	146	26,724
Quest Diagnostics Inc.	92	10,533
Universal Health Services Inc., Class B	28	2,996

		166,285

Health Care Technology — 0.9%
Livongo Health Inc.(a)	57	7,983
Teladoc Health Inc.(a)(b)	40	8,769
Veeva Systems Inc., Class A(a)	137	38,523

		55,275

Hotels, Restaurants & Leisure — 2.9%
Darden Restaurants Inc.	90	9,067
Domino’s Pizza Inc.	105	44,654
Dunkin’ Brands Group Inc.	325	26,621
Extended Stay America Inc.	68	813
Hilton Worldwide Holdings Inc.	167	14,248
Hyatt Hotels Corp., Class A	78	4,163
Planet Fitness Inc., Class A(a)	296	18,239
Six Flags Entertainment Corp.	213	4,324

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wendy’s Co. (The)	416	$9,275
Wyndham Destinations Inc.	656	20,179
Yum China Holdings Inc.	492	26,051

		177,634

Household Durables — 1.4%
Garmin Ltd.	151	14,324
Leggett & Platt Inc.	8	329
Newell Brands Inc.	573	9,833
NVR Inc.(a)	4	16,332
PulteGroup Inc.	673	31,153
Tempur Sealy International Inc.(a)	98	8,741
Whirlpool Corp.	36	6,620

		87,332

Household Products — 0.6%
Church & Dwight Co. Inc.	221	20,710
Clorox Co. (The)	90	18,915
Spectrum Brands Holdings Inc.	9	515

		40,140

Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The)	830	15,031
Vistra Corp.	2,101	39,625

		54,656

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	29	3,549

Insurance — 6.8%
Alleghany Corp.	9	4,684
American Financial Group Inc./OH	471	31,548
American National Group Inc.	114	7,698
Assurant Inc.	88	10,675
Athene Holding Ltd., Class A(a)	555	18,914
Brighthouse Financial Inc.(a)	1,109	29,843
Cincinnati Financial Corp.	194	15,126
CNA Financial Corp.	303	9,087
Erie Indemnity Co., Class A, NVS	22	4,626
Everest Re Group Ltd.	12	2,371
Fidelity National Financial Inc.	226	7,076
First American Financial Corp.	199	10,131
Globe Life Inc.	252	20,135
Hanover Insurance Group Inc. (The)	244	22,736
Hartford Financial Services Group Inc. (The)	745	27,461
Loews Corp.	677	23,526
Mercury General Corp.	410	16,962
Old Republic International Corp.	796	11,733
Primerica Inc.	298	33,716
Principal Financial Group Inc.	780	31,411
Reinsurance Group of America Inc.	7	666
RenaissanceRe Holdings Ltd.	53	8,996
Unum Group.	900	15,147
White Mountains Insurance Group Ltd.	51	39,729
Willis Towers Watson PLC.	44	9,188
WR Berkley Corp.	93	5,687

		418,872

Interactive Media & Services — 0.6%
IAC/InterActiveCorp.(a)	13	1,557
Match Group Inc.(a)	291	32,199
TripAdvisor Inc.	99	1,940

		35,696

Security	Shares	Value

Internet & Direct Marketing Retail — 0.8%
Etsy Inc.(a)	96	$11,676
Expedia Group Inc.	161	14,762
Wayfair Inc., Class A(a)	74	21,535

		47,973

IT Services — 5.2%
Akamai Technologies Inc.(a)	59	6,522
Amdocs Ltd.	63	3,617
Booz Allen Hamilton Holding Corp.	851	70,616
CACI International Inc., Class A(a)	74	15,774
Euronet Worldwide Inc.(a)	136	12,389
FleetCor Technologies Inc.(a)(b)	18	4,286
Genpact Ltd.	200	7,790
GoDaddy Inc., Class A(a)	189	14,358
Leidos Holdings Inc.	85	7,578
MongoDB Inc.(a)(b)	40	9,260
Okta Inc.(a)(b)	122	26,090
Paychex Inc.	325	25,925
Science Applications International Corp.	104	8,156
StoneCo Ltd., Class A(a)	580	30,676
Twilio Inc., Class A(a)	10	2,471
VeriSign Inc.(a)	302	61,865
Western Union Co. (The)	695	14,894

		322,267

Leisure Products — 0.3%
Hasbro Inc.	143	11,829
Polaris Inc.	50	4,717

		16,546

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	177	17,866
Avantor Inc.(a)	250	5,623
Bruker Corp.	158	6,280
Charles River Laboratories International Inc.(a)	13	2,944
IQVIA Holdings Inc.(a)	13	2,049
Mettler-Toledo International Inc.(a)	33	31,870
Syneos Health Inc.(a)	144	7,655
Waters Corp.(a)	20	3,914

		78,201

Machinery — 3.8%
AGCO Corp.	287	21,315
Allison Transmission Holdings Inc.	1,573	55,275
Crane Co.	67	3,359
Cummins Inc.	22	4,645
Dover Corp.	208	22,535
Graco Inc.	239	14,663
Oshkosh Corp.	156	11,466
Otis Worldwide Corp.	1,169	72,969
PACCAR Inc.	20	1,705
Pentair PLC	266	12,175
Toro Co. (The)	186	15,615

		235,722

Media — 0.6%
Cable One Inc.	1	1,886
Discovery Inc., Class A(a)(b)	207	4,506
Fox Corp., Class A, NVS	327	9,100
News Corp., Class A, NVS	492	6,898
News Corp., Class B	697	9,744
Omnicom Group Inc.	50	2,475

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Sirius XM Holdings Inc.	650	$3,484

		38,093

Metals & Mining — 0.8%
Reliance Steel & Aluminum Co.	336	34,286
Royal Gold Inc.	84	10,094
Steel Dynamics Inc.	110	3,149

		47,529

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	447	6,218

Multi-Utilities — 1.8%
Ameren Corp.	556	43,968
CenterPoint Energy Inc.	102	1,974
CMS Energy Corp.	153	9,396
Consolidated Edison Inc.	33	2,567
DTE Energy Co.	213	24,503
MDU Resources Group Inc.	32	720
NiSource Inc.	155	3,410
Public Service Enterprise Group Inc.	125	6,864
WEC Energy Group Inc.	152	14,729

		108,131

Multiline Retail — 0.4%
Kohl’s Corp.	676	12,526
Nordstrom Inc.	888	10,585

		23,111

Oil, Gas & Consumable Fuels — 1.1%
Apache Corp.	700	6,629
Cabot Oil & Gas Corp.	444	7,708
Devon Energy Corp.	2,599	24,586
HollyFrontier Corp.	146	2,878
Marathon Oil Corp.	4,368	17,865
Murphy Oil Corp.	590	5,263
Occidental Petroleum Corp.	127	1,271
WPX Energy Inc.(a)	609	2,984

		69,184

Personal Products — 0.6%
Herbalife Nutrition Ltd.(a)	445	20,759
Nu Skin Enterprises Inc., Class A	338	16,931

		37,690

Pharmaceuticals — 0.4%
Horizon Therapeutics PLC(a)	239	18,565
Jazz Pharmaceuticals PLC(a)	25	3,565

		22,130

Professional Services — 1.1%
FTI Consulting Inc.(a)(b)	266	28,188
ManpowerGroup Inc.	118	8,653
Robert Half International Inc.	453	23,982
TransUnion	95	7,992

		68,815

Road & Rail — 0.1%
Landstar System Inc.(b)	32	4,016

Semiconductors & Semiconductor Equipment — 2.9%
Cirrus Logic Inc.(a)	397	26,778
Enphase Energy Inc.(a)	249	20,565
Inphi Corp.(a)	275	30,869
KLA Corp.	151	29,255
Maxim Integrated Products Inc.	327	22,108
Qorvo Inc.(a)	120	15,481

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne Inc.	358	$28,447
Universal Display Corp.(b)	25	4,518
Xilinx Inc.	18	1,876

		179,897

Software — 9.2%
Alteryx Inc., Class A(a)(b)	113	12,831
Anaplan Inc.(a)	210	13,142
Aspen Technology Inc.(a)	359	45,446
Avalara Inc.(a)	122	15,535
Cadence Design Systems Inc.(a)	572	60,992
CDK Global Inc.	225	9,808
Citrix Systems Inc.	273	37,595
Coupa Software Inc.(a)	32	8,776
Crowdstrike Holdings Inc., Class A(a)	365	50,122
Datadog Inc., Class A(a)	217	22,169
DocuSign Inc.(a)	5	1,076
Dropbox Inc., Class A(a)	444	8,551
Dynatrace Inc.(a)	383	15,711
Everbridge Inc.(a)	13	1,634
Fair Isaac Corp.(a)	78	33,180
FireEye Inc.(a)	192	2,370
Five9 Inc.(a)	35	4,539
Fortinet Inc.(a)	311	36,639
HubSpot Inc.(a)	117	34,191
Manhattan Associates Inc.(a)	341	32,562
Nutanix Inc., Class A(a)	246	5,456
Palo Alto Networks Inc.(a)	91	22,272
RingCentral Inc., Class A(a)	60	16,477
Slack Technologies Inc., Class A(a)(b)	528	14,182
Splunk Inc.(a)	87	16,367
Synopsys Inc.(a)	117	25,036
Zscaler Inc.(a)	157	22,088

		568,747

Specialty Retail — 4.4%
AutoNation Inc.(a)	129	6,828
AutoZone Inc.(a)	32	37,684
Best Buy Co. Inc.	509	56,647
Burlington Stores Inc.(a)	143	29,471
Dick’s Sporting Goods Inc.	293	16,959
Foot Locker Inc.	499	16,482
Gap Inc. (The)	548	9,332
L Brands Inc.	229	7,285
O’Reilly Automotive Inc.(a)	86	39,653
Tractor Supply Co.	90	12,901
Williams-Sonoma Inc.	417	37,713

		270,955

Technology Hardware, Storage & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	3,481	32,617
HP Inc.	1,241	23,567
NCR Corp.(a)	20	443
NetApp Inc.	318	13,941
Pure Storage Inc., Class A(a)	32	492
Xerox Holdings Corp.	1,049	19,690

		90,750

Textiles, Apparel & Luxury Goods — 2.6%
Carter’s Inc.	167	14,459
Columbia Sportswear Co.	453	39,402
Hanesbrands Inc.	30	472
Lululemon Athletica Inc.(a)	135	44,465

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Mid Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	130	$7,753
Ralph Lauren Corp.	574	39,015
Tapestry Inc.	375	5,861
VF Corp.	163	11,451

		162,878

Trading Companies & Distributors — 0.7%
Fastenal Co.	172	7,755
HD Supply Holdings Inc.(a)	151	6,227
United Rentals Inc.(a)	33	5,759
WW Grainger Inc.	65	23,190

		42,931

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	206	5,539

Water Utilities — 0.0%
American Water Works Co. Inc.	19	2,753

Wireless Telecommunication Services — 0.4%
Telephone and Data Systems Inc.	1,085	20,008
U.S. Cellular Corp.(a)	74	2,185

		22,193

Total Common Stocks — 99.7% (Cost: $5,353,379)		6,140,304

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	196,845	$197,023
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	10,000	10,000

		207,023

Total Short-Term Investments — 3.4% (Cost: $207,026)		207,023

Total Investments in Securities — 103.1% (Cost: $5,560,405)		6,347,327

Other Assets, Less Liabilities — (3.1)%		(188,389)

Net Assets — 100.0%		$6,158,938

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/14/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$197,064	(b)	$—	$(38)	$(3)	$197,023	196,845	$123	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		10,000	(b)	—	—	—	10,000	10,000	7		—

						$(38)	$(3)	$207,023		$130		$—

(a)	The Fund commenced operations on April 14, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Mid Blend Style ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	JPMorgan Securities PLC(a)	02/08/23	$478	$74	(b)	$485	0.0	%(c)

					$74		$485

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: USD - 1D Overnight Bank Funding Rate (OBFR01)

(b)	Amount includes $67 of net dividends, payable for referenced securities purchased and financing fees.
(c)	Rounds to less than 0.1%.

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Factors US Mid Blend Style ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of September 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Total Reference Entity — Long

Multi-Utilities
WEC Energy Group Inc.	5	$485	100.0%

Net Value of Reference Entity — JPMorgan Securities PLC		$485

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$74	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps	$74

For the period ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Swaps	$(306)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$74

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$5,527

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps - OTC	$74	$—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$74	$—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$74	$—

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Mid Blend Style ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Assets	(a)

JPMorgan Securities PLC	$74	$—	$74

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,140,304	$—	$—	$6,140,304
Money Market Funds	207,023	—	—	207,023

	$6,347,327	$—	$—	$6,347,327

Derivative financial instruments(a)
Assets
Swaps	$—	$74	$—	$74

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings Inc.(a)	270	$10,770
Aerovironment Inc.(a)	62	3,721
Ducommun Inc.(a)	147	4,839
Moog Inc., Class A	34	2,160
National Presto Industries Inc.	19	1,555
Park Aerospace Corp.	143	1,562
Vectrus Inc.(a)	66	2,508

		27,115

Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)	291	7,292
Atlas Air Worldwide Holdings Inc.(a)	112	6,821
Forward Air Corp.	83	4,763
Hub Group Inc., Class A(a)	133	6,676

		25,552

Airlines — 0.2%
Allegiant Travel Co.	4	479
Hawaiian Holdings Inc.	79	1,018
SkyWest Inc.	376	11,228

		12,725

Auto Components — 0.2%
Dana Inc.	74	912
Fox Factory Holding Corp.(a)	26	1,932
Workhorse Group Inc.(a)(b)	283	7,154
XPEL Inc.(a)	134	3,495

		13,493

Automobiles — 0.0%
Winnebago Industries Inc.	40	2,067

Banks — 3.5%
1st Source Corp.	132	4,071
BancFirst Corp.	366	14,947
Bank of NT Butterfield & Son Ltd. (The)	414	9,224
BankUnited Inc.	110	2,410
Brookline Bancorp. Inc.	82	709
Camden National Corp.	104	3,143
Cathay General Bancorp	533	11,555
Central Pacific Financial Corp.	192	2,605
CIT Group Inc.	788	13,956
City Holding Co.	122	7,028
Community Bank System Inc.	111	6,045
Community Trust Bancorp. Inc.	218	6,161
Dime Community Bancshares Inc.	512	5,791
Enterprise Financial Services Corp.	22	600
First BanCorp./Puerto Rico	1,618	8,446
First Commonwealth Financial Corp.	673	5,209
First Financial Bankshares Inc.	617	17,221
First Financial Corp./IN	73	2,292
Flushing Financial Corp.	273	2,872
Fulton Financial Corp.	719	6,708
Glacier Bancorp. Inc.	67	2,147
Independent Bank Corp./MI	60	754
Investors Bancorp. Inc.	972	7,057
Lakeland Financial Corp.	192	7,910
National Bank Holdings Corp., Class A	434	11,393
NBT Bancorp. Inc.	359	9,628
OFG Bancorp.	1,490	18,565
Park National Corp.	101	8,278
Preferred Bank/Los Angeles CA	55	1,767

Security	Shares	Value

Banks (continued)
ServisFirst Bancshares Inc.	24	$817
Stock Yards Bancorp. Inc.	231	7,863
TriState Capital Holdings Inc.(a)	32	424
Trustmark Corp.	207	4,432
UMB Financial Corp.	16	784
Washington Trust Bancorp. Inc.	30	920
Westamerica Bancorp.	150	8,153

		221,885

Beverages — 0.1%
Coca-Cola Consolidated Inc.	23	5,536
Craft Brew Alliance Inc.(a)(b)	95	1,568

		7,104

Biotechnology — 8.7%
Affimed NV(a)	856	2,902
Agenus Inc.(a)	1,926	7,704
Aimmune Therapeutics Inc.(a)	60	2,067
Akebia Therapeutics Inc.(a)(b)	319	801
Amicus Therapeutics Inc.(a)	110	1,553
AnaptysBio Inc.(a)	214	3,157
Anavex Life Sciences Corp.(a)	848	3,858
Anika Therapeutics Inc.(a)	51	1,805
Apellis Pharmaceuticals Inc.(a)	82	2,474
Arcturus Therapeutics Holding Inc.(a)	160	6,864
Arcus Biosciences Inc.(a)	63	1,080
Arcutis Biotherapeutics Inc.(a)	212	6,212
Arena Pharmaceuticals Inc.(a)	30	2,244
Arrowhead Pharmaceuticals Inc.(a)	411	17,698
Athenex Inc.(a)	80	968
Athersys Inc.(a)	2,867	5,591
BioCryst Pharmaceuticals Inc.(a)(b)	553	1,900
Biohaven Pharmaceutical Holding Co. Ltd.(a)	75	4,876
BioSpecifics Technologies Corp.(a)	64	3,381
Bioxcel Therapeutics Inc.(a)	236	10,233
Black Diamond Therapeutics Inc.(a)(b)	326	9,855
Blueprint Medicines Corp.(a)	166	15,388
BrainStorm Cell Therapeutics Inc.(a)	283	4,788
CareDx Inc.(a)	37	1,404
Castle Biosciences Inc.(a)	337	17,339
Catalyst Pharmaceuticals Inc.(a)	1,253	3,721
CEL-SCI Corp.(a)(b)	137	1,747
ChemoCentryx Inc.(a)	273	14,960
Chimerix Inc.(a)	356	886
Coherus Biosciences Inc.(a)(b)	449	8,235
ContraFect Corp.(a)	696	3,675
Corbus Pharmaceuticals Holdings Inc.(a)(b)	863	1,553
Cue Biopharma Inc.(a)	406	6,110
Cytokinetics Inc.(a)	468	10,132
CytomX Therapeutics Inc.(a)(b)	453	3,012
Deciphera Pharmaceuticals Inc.(a)	43	2,206
Denali Therapeutics Inc.(a)	372	13,329
Dermtech Inc.(a)	784	9,369
Dicerna Pharmaceuticals Inc.(a)	727	13,079
Dyadic International Inc.(a)	111	840
Eagle Pharmaceuticals Inc./DE(a)(b)	119	5,055
Editas Medicine Inc.(a)(b)	261	7,324
Emergent BioSolutions Inc.(a)(b)	155	16,016
Enanta Pharmaceuticals Inc.(a)(b)	100	4,578
Enochian Biosciences Inc.(a)	472	1,690
Esperion Therapeutics Inc.(a)(b)	333	12,378

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Fate Therapeutics Inc.(a)(b)	98	$3,917
FibroGen Inc.(a)	302	12,418
Frequency Therapeutics Inc.(a)	213	4,092
G1 Therapeutics Inc.(a)	31	358
Geron Corp.(a)	641	1,115
Halozyme Therapeutics Inc.(a)	761	19,999
iBio Inc.(a)(b)	1,331	2,702
Inovio Pharmaceuticals Inc.(a)(b)	392	4,547
Intercept Pharmaceuticals Inc.(a)(b)	140	5,804
Invitae Corp.(a)(b)	61	2,644
Ironwood Pharmaceuticals Inc.(a)	691	6,216
IVERIC bio Inc.(a)	346	1,951
Karuna Therapeutics Inc.(a)	53	4,098
Karyopharm Therapeutics Inc.(a)(b)	207	3,022
Ligand Pharmaceuticals Inc.(a)(b)	52	4,957
Mersana Therapeutics Inc.(a)	26	484
Mirati Therapeutics Inc.(a)	84	13,948
Momenta Pharmaceuticals Inc.(a)	325	17,056
Natera Inc.(a)	280	20,227
Neoleukin Therapeutics Inc.(a)(b)	278	3,336
NeuBase Therapeutics Inc.(a)	1,237	9,389
Novavax Inc.(a)	168	18,203
Passage Bio Inc.(a)	129	1,691
PDL BioPharma Inc.(a)	1,085	3,418
Pfenex Inc.(a)	108	1,377
Pieris Pharmaceuticals Inc.(a)	2,006	4,152
Prothena Corp. PLC(a)	82	819
PTC Therapeutics Inc.(a)	65	3,039
Puma Biotechnology Inc.(a)(b)	307	3,098
Radius Health Inc.(a)	348	3,946
REGENXBIO Inc.(a)	356	9,797
Retrophin Inc.(a)	403	7,439
Rigel Pharmaceuticals Inc.(a)	1,144	2,746
Sangamo Therapeutics Inc.(a)(b)	249	2,353
Seres Therapeutics Inc.(a)	257	7,276
Syndax Pharmaceuticals Inc.(a)	59	871
Syros Pharmaceuticals Inc.(a)(b)	138	1,220
TG Therapeutics Inc.(a)(b)	337	9,018
Tyme Technologies Inc.(a)	9,328	9,141
Ultragenyx Pharmaceutical Inc.(a)	73	6,000
Vanda Pharmaceuticals Inc.(a)	506	4,888
Veracyte Inc.(a)	52	1,689
Vericel Corp.(a)	362	6,708
Vir Biotechnology Inc.(a)	14	481
Voyager Therapeutics Inc.(a)	38	405
Xencor Inc.(a)	390	15,128

		543,220

Building Products — 2.4%
Advanced Drainage Systems Inc.	19	1,186
Alpha Pro Tech Ltd.(a)(b)	1,298	19,184
Builders FirstSource Inc.(a)	841	27,433
CSW Industrials Inc.	207	15,991
Gibraltar Industries Inc.(a)	268	17,458
Griffon Corp.	308	6,018
Masonite International Corp.(a)	37	3,641
Quanex Building Products Corp.	997	18,385
Simpson Manufacturing Co. Inc.	228	22,153
UFP Industries Inc.	381	21,530

		152,979

Security	Shares	Value

Capital Markets — 3.3%
Artisan Partners Asset Management Inc., Class A	408	$15,908
Assetmark Financial Holdings Inc.(a)	510	11,087
B. Riley Financial Inc.	332	8,320
BrightSphere Investment Group Inc.	832	10,733
Cohen & Steers Inc.	260	14,492
Cowen Inc., Class A	96	1,562
Diamond Hill Investment Group Inc.	51	6,442
Federated Hermes Inc.	680	14,627
Greenhill & Co. Inc.	876	9,943
Houlihan Lokey Inc.	451	26,632
Moelis & Co., Class A	503	17,675
Oppenheimer Holdings Inc., Class A, NVS	427	9,531
Piper Sandler Cos	357	26,061
PJT Partners Inc., Class A	203	12,304
Stifel Financial Corp.	249	12,589
StoneX Group Inc.(a)	10	512
Waddell & Reed Financial Inc., Class A	773	11,479

		209,897

Chemicals — 0.8%
Avient Corp.	139	3,678
Balchem Corp.	6	586
FutureFuel Corp.	126	1,433
Hawkins Inc.	157	7,238
Ingevity Corp.(a)	140	6,922
Innospec Inc.	138	8,738
Koppers Holdings Inc.(a)	250	5,227
Kraton Corp.(a)	36	641
Kronos Worldwide Inc.	183	2,353
PQ Group Holdings Inc.(a)	47	482
Stepan Co.	30	3,270
Tredegar Corp.	142	2,112
Trinseo SA	52	1,333
Tronox Holdings PLC, Class A(a)	518	4,077

		48,090

Commercial Services & Supplies — 2.8%
ABM Industries Inc.	24	880
ACCO Brands Corp.	660	3,828
Advanced Disposal Services Inc.(a)	27	816
Brady Corp., Class A, NVS	560	22,411
Brink’s Co. (The)	74	3,041
Casella Waste Systems Inc., Class A(a)(b)	91	5,082
Cimpress PLC(a)	116	8,719
Covanta Holding Corp.	130	1,008
Deluxe Corp.	492	12,659
Ennis Inc.	1,078	18,800
Harsco Corp.(a)	408	5,675
Herman Miller Inc.	644	19,423
HNI Corp.	88	2,762
Interface Inc.	243	1,487
Kimball International Inc., Class B	849	8,949
Knoll Inc.	536	6,464
McGrath RentCorp.	299	17,817
Pitney Bowes Inc.	481	2,554
SP Plus Corp.(a)	93	1,669
Steelcase Inc., Class A	937	9,473
Tetra Tech Inc.	212	20,246
UniFirst Corp./MA	5	947

		174,710

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 0.7%
Acacia Communications Inc.(a)	36	$2,426
ADTRAN Inc.	112	1,149
Calix Inc.(a)	367	6,525
Comtech Telecommunications Corp.	128	1,792
Extreme Networks Inc.(a)	1,535	6,171
Harmonic Inc.(a)	966	5,390
NetScout Systems Inc.(a)	360	7,859
Viavi Solutions Inc.(a)	956	11,214

		42,526

Construction & Engineering — 1.4%
Aegion Corp.(a)	41	579
API Group Corp.(a)(c)	162	2,305
Arcosa Inc.	305	13,447
Comfort Systems USA Inc.	227	11,693
EMCOR Group Inc.	357	24,173
Great Lakes Dredge & Dock Corp.(a)	1,257	11,954
MasTec Inc.(a)	314	13,251
Northwest Pipe Co.(a)	398	10,531

		87,933

Construction Materials — 0.1%
Forterra Inc.(a)	318	3,759

Consumer Finance — 1.5%
Encore Capital Group Inc.(a)	138	5,325
Enova International Inc.(a)	605	9,916
EZCORP Inc., Class A, NVS(a)	405	2,037
Green Dot Corp., Class A(a)	278	14,070
Navient Corp.	5,145	43,475
Nelnet Inc., Class A	106	6,387
Oportun Financial Corp.(a)	848	9,998

		91,208

Containers & Packaging — 0.4%
Greif Inc., Class A, NVS	134	4,852
Myers Industries Inc.	1,414	18,707

		23,559

Distributors — 0.1%
Core-Mark Holding Co. Inc.	111	3,211

Diversified Consumer Services — 1.2%
American Public Education Inc.(a)	54	1,522
Collectors Universe Inc.	424	20,984
Houghton Mifflin Harcourt Co.(a)	471	815
K12 Inc.(a)	207	5,452
Perdoceo Education Corp.(a)	1,859	22,754
Strategic Education Inc.	84	7,683
Universal Technical Institute Inc.(a)	2,022	10,272
WW International Inc.(a)	171	3,227

		72,709

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	493	5,990
Cannae Holdings Inc.(a)	191	7,117

		13,107

Diversified Telecommunication Services — 0.5%
Anterix Inc.(a)	38	1,243
Cogent Communications Holdings Inc.	160	9,608
Consolidated Communications Holdings Inc.(a)	849	4,831
Liberty Latin America Ltd., Class A(a)	419	3,457
Liberty Latin America Ltd., Class C, NVS(a)	191	1,555
Ooma Inc.(a)	526	6,864

Security	Shares	Value

Diversified Telecommunication Services (continued)
Vonage Holdings Corp.(a)	503	$5,145

		32,703

Electric Utilities — 0.7%
MGE Energy Inc.	23	1,441
PNM Resources Inc.	795	32,857
Portland General Electric Co.	331	11,751

		46,049

Electrical Equipment — 1.2%
Atkore International Group Inc.(a)	669	15,206
Orion Energy Systems Inc.(a)	3,086	23,361
Plug Power Inc.(a)	170	2,280
Powell Industries Inc.	316	7,625
Sunrun Inc.(a)	233	17,957
Vicor Corp.(a)	90	6,996

		73,425

Electronic Equipment, Instruments & Components — 1.9%
Belden Inc.	58	1,805
ePlus Inc.(a)	15	1,098
Fabrinet(a)	59	3,719
Fitbit Inc., Class A(a)	1,475	10,266
II-VI Inc.(a)(b)	14	568
Insight Enterprises Inc.(a)	186	10,524
Intellicheck Inc.(a)	712	4,749
Itron Inc.(a)	119	7,228
Knowles Corp.(a)	332	4,947
Luna Innovations Inc.(a)	1,405	8,402
Napco Security Technologies Inc.(a)	270	6,345
Novanta Inc.(a)	114	12,009
OSI Systems Inc.(a)	180	13,970
PC Connection Inc.	61	2,504
Sanmina Corp.(a)	481	13,011
TTM Technologies Inc.(a)	264	3,012
Vishay Intertechnology Inc.	714	11,117
Vishay Precision Group Inc.(a)	157	3,975

		119,249

Energy Equipment & Services — 0.3%
Archrock Inc.	1,587	8,538
Cactus Inc., Class A	43	825
DMC Global Inc.	201	6,621
Exterran Corp.(a)	362	1,506
Helix Energy Solutions Group Inc.(a)	241	581
Matrix Service Co.(a)	76	635
Patterson-UTI Energy Inc.	271	772
Transocean Ltd.(a)	1,262	1,018

		20,496

Entertainment — 0.1%
Glu Mobile Inc.(a)	409	3,139
Liberty Media Corp.-Liberty Braves, Class A(a)	70	1,462
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	30	630
LiveXLive Media Inc.(a)	949	2,463

		7,694

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexander’s Inc.	15	3,678
American Finance Trust Inc.	938	5,881
CatchMark Timber Trust Inc., Class A	734	6,555
Colony Capital Inc.	6,863	18,736
Columbia Property Trust Inc.	1,185	12,928
CoreCivic Inc.	1,222	9,776

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust Inc.	208	$1,215
CorePoint Lodging Inc.	1,516	8,262
Franklin Street Properties Corp.	2,829	10,354
Front Yard Residential Corp.	1,404	12,271
GEO Group Inc. (The)	237	2,688
Global Net Lease Inc.	233	3,705
iStar Inc.	405	4,783
Kite Realty Group Trust	58	672
Lexington Realty Trust	1,885	19,698
Macerich Co. (The)(b)	896	6,084
New Senior Investment Group Inc.	1,391	5,564
Office Properties Income Trust	273	5,657
One Liberty Properties Inc.	254	4,155
Piedmont Office Realty Trust Inc., Class A	1,460	19,812
PotlatchDeltic Corp.	17	716
PS Business Parks Inc., Class A	72	8,812
Retail Properties of America Inc., Class A	2,630	15,280
RPT Realty	623	3,389
Service Properties Trust	141	1,121
SITE Centers Corp.	2,442	17,582
Tanger Factory Outlet Centers Inc.(b)	100	603
Uniti Group Inc.	931	9,808
Universal Health Realty Income Trust	45	2,565
Urstadt Biddle Properties Inc., Class A	150	1,380
Xenia Hotels & Resorts Inc.	1,289	11,317

		235,047

Food & Staples Retailing — 0.9%
Andersons Inc. (The)	31	594
BJ’s Wholesale Club Holdings Inc.(a)(b)	666	27,672
HF Foods Group Inc.(a)	539	3,563
Ingles Markets Inc., Class A	214	8,140
Natural Grocers by Vitamin Cottage Inc.	117	1,154
Performance Food Group Co.(a)	330	11,425
SpartanNash Co.	156	2,551
Weis Markets Inc.	33	1,584

		56,683

Food Products — 0.4%
Darling Ingredients Inc.(a)	78	2,811
John B Sanfilippo & Son Inc.	179	13,493
Seneca Foods Corp., Class A(a)	173	6,181
Simply Good Foods Co. (The)(a)	62	1,367
Tootsie Roll Industries Inc.	32	989

		24,841

Gas Utilities — 1.0%
Chesapeake Utilities Corp.	52	4,383
New Jersey Resources Corp.	232	6,269
Northwest Natural Holding Co.	125	5,674
ONE Gas Inc.	374	25,810
Southwest Gas Holdings Inc.	167	10,538
Spire Inc.	158	8,405

		61,079

Health Care Equipment & Supplies — 2.8%
Antares Pharma Inc.(a)	1,080	2,916
AtriCure Inc.(a)	17	678
Atrion Corp.	1	626
BioLife Solutions Inc.(a)	17	492
BioSig Technologies Inc.(a)	420	2,071
Cardiovascular Systems Inc.(a)	236	9,287
CONMED Corp.	148	11,643

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cutera Inc.(a)	257	$4,875
Electromed Inc.(a)	350	3,644
Integer Holdings Corp.(a)	163	9,619
iRhythm Technologies Inc.(a)(b)	80	19,049
Lantheus Holdings Inc.(a)(b)	357	4,523
Meridian Bioscience Inc.(a)	104	1,766
Nevro Corp.(a)(b)	72	10,030
NuVasive Inc.(a)	78	3,788
Orthofix Medical Inc.(a)	152	4,733
Repro-Med Systems Inc.(a)	154	1,112
Retractable Technologies Inc.(a)	2,874	19,141
SeaSpine Holdings Corp.(a)	178	2,545
Silk Road Medical Inc.(a)	43	2,890
STAAR Surgical Co.(a)(b)	174	9,841
Stereotaxis Inc.(a)(b)	1,951	6,985
Surmodics Inc.(a)	260	10,117
Tactile Systems Technology Inc.(a)	66	2,415
Utah Medical Products Inc.	76	6,070
VolitionRx Ltd.(a)	699	2,244
Wright Medical Group NV(a)	436	13,315
Zynex Inc.(a)	616	10,749

		177,164

Health Care Providers & Services — 3.4%
Addus HomeCare Corp.(a)	80	7,561
AMN Healthcare Services Inc.(a)	118	6,898
Avalon GloboCare Corp.(a)(b)	15,749	19,686
BioTelemetry Inc.(a)	199	9,070
Brookdale Senior Living Inc.(a)	1,197	3,040
Community Health Systems Inc.(a)	744	3,140
CorVel Corp.(a)	81	6,920
Covetrus Inc.(a)	131	3,196
Cross Country Healthcare Inc.(a)	622	4,037
Ensign Group Inc. (The)	73	4,165
Enzo Biochem Inc.(a)	1,309	2,762
Fulgent Genetics Inc.(a)	258	10,330
Hanger Inc.(a)(b)	947	14,981
HealthEquity Inc.(a)	14	719
InfuSystem Holdings Inc.(a)	946	12,128
LHC Group Inc.(a)	86	18,280
MEDNAX Inc.(a)	27	440
National HealthCare Corp.	20	1,246
National Research Corp.	230	11,318
Ontrak Inc.(a)	136	8,160
Owens & Minor Inc.	473	11,877
Patterson Companies Inc.	275	6,629
Pennant Group Inc. (The)(a)	148	5,707
Progyny Inc.(a)(b)	116	3,414
Providence Service Corp. (The)(a)	5	465
R1 RCM Inc.(a)	444	7,615
Select Medical Holdings Corp.(a)	459	9,556
Tenet Healthcare Corp.(a)	370	9,069
Tivity Health Inc.(a)	192	2,692
Triple-S Management Corp., Class B(a)	441	7,881
Viemed Healthcare Inc.(a)	295	2,549

		215,531

Health Care Technology — 0.9%
Allscripts Healthcare Solutions Inc.(a)	202	1,644
Computer Programs & Systems Inc.	126	3,479
HealthStream Inc.(a)	84	1,686

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
HMS Holdings Corp.(a)	347	$8,311
Icad Inc.(a)(b)	1,016	8,951
Inovalon Holdings Inc., Class A(a)	147	3,888
Inspire Medical Systems Inc.(a)	99	12,776
NantHealth Inc.(a)	731	1,711
Omnicell Inc.(a)(b)	75	5,599
Simulations Plus Inc.	81	6,104
Vocera Communications Inc.(a)	65	1,890

		56,039

Hotels, Restaurants & Leisure — 3.0%
BJ’s Restaurants Inc.	40	1,178
Bloomin’ Brands Inc.	1,181	18,034
Brinker International Inc.	300	12,816
Caesars Entertainment Inc.(a)	96	5,382
Cheesecake Factory Inc. (The)(b)	222	6,158
Churchill Downs Inc.	76	12,450
Cracker Barrel Old Country Store Inc.	126	14,447
Dave & Buster’s Entertainment Inc.(b)	267	4,048
Denny’s Corp.(a)	781	7,810
Dine Brands Global Inc.	34	1,856
El Pollo Loco Holdings Inc.(a)	22	356
Everi Holdings Inc.(a)	1,169	9,644
International Game Technology PLC	418	4,652
Jack in the Box Inc.	165	13,086
Marriott Vacations Worldwide Corp.	35	3,178
Papa John’s International Inc.	109	8,969
Penn National Gaming Inc.(a)	309	22,464
RCI Hospitality Holdings Inc.	138	2,815
Ruth’s Hospitality Group Inc.	247	2,732
Scientific Games Corp./DE, Class A(a)	170	5,935
SeaWorld Entertainment Inc.(a)	308	6,074
Texas Roadhouse Inc.	68	4,134
Twin River Worldwide Holdings Inc.	25	657
Wingstop Inc.	127	17,355

		186,230

Household Durables — 2.7%
Cavco Industries Inc.(a)	34	6,131
Ethan Allen Interiors Inc.	278	3,764
GoPro Inc., Class A(a)	564	2,555
Helen of Troy Ltd.(a)(b)	118	22,835
Installed Building Products Inc.(a)	99	10,073
KB Home	243	9,329
La-Z-Boy Inc.	325	10,280
MDC Holdings Inc.	189	8,902
Meritage Homes Corp.(a)	62	6,844
Purple Innovation Inc.(a)	333	8,278
Skyline Champion Corp.(a)	364	9,744
Sonos Inc.(a)(b)	1,150	17,457
Taylor Morrison Home Corp.(a)	222	5,459
TopBuild Corp.(a)	165	28,164
Tupperware Brands Corp.	307	6,189
Turtle Beach Corp.(a)	414	7,535
Universal Electronics Inc.(a)	169	6,378

		169,917

Household Products — 0.3%
Central Garden & Pet Co.(a)	117	4,672
Central Garden & Pet Co., Class A, NVS(a)	108	3,903
WD-40 Co.	57	10,791

		19,366

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Inc., Class A	208	$5,138

Insurance — 3.0%
American Equity Investment Life Holding Co.	944	20,758
AMERISAFE Inc.	282	16,175
Argo Group International Holdings Ltd.	61	2,100
CNO Financial Group Inc.	286	4,587
eHealth Inc.(a)	250	19,750
Employers Holdings Inc.	387	11,707
FBL Financial Group Inc., Class A	123	5,929
Genworth Financial Inc., Class A(a)	4,316	14,459
Goosehead Insurance Inc., Class A	11	952
Horace Mann Educators Corp.	17	568
James River Group Holdings Ltd.	217	9,663
Kinsale Capital Group Inc.	42	7,988
MBIA Inc.(a)	1,277	7,739
National General Holdings Corp.	44	1,485
National Western Life Group Inc., Class A	34	6,214
Palomar Holdings Inc.(a)	78	8,131
RLI Corp.	189	15,825
Safety Insurance Group Inc.	141	9,742
Selective Insurance Group Inc.	221	11,379
Third Point Reinsurance Ltd.(a)	487	3,385
Trupanion Inc.(a)	140	11,046

		189,582

Interactive Media & Services — 0.4%
Cargurus Inc.(a)	174	3,764
EverQuote Inc., Class A(a)	394	15,224
Liberty TripAdvisor Holdings Inc., Class A(a)	819	1,417
Yelp Inc.(a)	257	5,163

		25,568

Internet & Direct Marketing Retail — 1.3%
1-800-Flowers.com Inc., Class A(a)	283	7,058
CarParts.com Inc.(a)	1,324	14,313
Groupon Inc.(a)	122	2,489
Liquidity Services Inc.(a)	477	3,558
Magnite Inc.(a)	1,368	9,501
Overstock.com Inc.(a)	85	6,175
PetMed Express Inc.	287	9,075
Shutterstock Inc.	119	6,193
Stamps.com Inc.(a)	79	19,035
Stitch Fix Inc., Class A(a)	187	5,073

		82,470

IT Services — 2.8%
Brightcove Inc.(a)	852	8,724
Cardtronics PLC, Class A(a)(b)	356	7,049
CSG Systems International Inc.	352	14,414
Endurance International Group Holdings Inc.(a)	75	431
EVERTEC Inc.	458	15,897
Evo Payments Inc., Class A(a)	302	7,505
Hackett Group Inc. (The)	44	492
I3 Verticals Inc., Class A(a)(b)	43	1,086
International Money Express Inc.(a)	667	9,581
KBR Inc.	531	11,873
Limelight Networks Inc.(a)	459	2,644
LiveRamp Holdings Inc.(a)	68	3,520
ManTech International Corp./VA, Class A	181	12,467
MAXIMUS Inc.	116	7,936
NIC Inc.	665	13,101

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Paysign Inc.(a)	1,568	$8,906
Perficient Inc.(a)	126	5,385
Perspecta Inc.	914	17,777
PFSweb Inc.(a)	950	6,356
Sykes Enterprises Inc.(a)	18	616
TTEC Holdings Inc.	213	11,619
Verra Mobility Corp.(a)	1,017	9,824

		177,203

Leisure Products — 1.1%
Acushnet Holdings Corp.	69	2,319
Callaway Golf Co.	537	10,278
Clarus Corp.	491	6,933
Johnson Outdoors Inc., Class A	209	17,115
Malibu Boats Inc., Class A(a)	93	4,609
Vista Outdoor Inc.(a)	578	11,664
YETI Holdings Inc.(a)	396	17,947

		70,865

Life Sciences Tools & Services — 0.6%
Codexis Inc.(a)	565	6,633
Medpace Holdings Inc.(a)	145	16,204
NanoString Technologies Inc.(a)	96	4,291
NeoGenomics Inc.(a)	263	9,702

		36,830

Machinery — 2.4%
Albany International Corp., Class A	106	5,248
Chart Industries Inc.(a)(b)	55	3,865
Columbus McKinnon Corp./NY	187	6,190
EnPro Industries Inc.	9	508
ESCO Technologies Inc.	84	6,767
Evoqua Water Technologies Corp.(a)	123	2,610
Federal Signal Corp.	693	20,270
Gorman-Rupp Co. (The)	75	2,210
John Bean Technologies Corp.(b)	50	4,594
Kadant Inc.	57	6,248
Kennametal Inc.	157	4,544
Meritor Inc.(a)(b)	361	7,559
Miller Industries Inc./TN	225	6,878
Mueller Industries Inc.	23	622
Navistar International Corp.(a)	48	2,090
Rexnord Corp.	142	4,237
Shyft Group Inc. (The)	561	10,592
SPX Corp.(a)	473	21,938
SPX FLOW Inc.(a)(b)	27	1,156
Tennant Co.	138	8,330
Wabash National Corp.	564	6,745
Watts Water Technologies Inc., Class A	200	20,030

		153,231

Marine — 0.0%
Matson Inc.	61	2,445

Media — 0.5%
Cardlytics Inc.(a)	30	2,117
Central European Media Enterprises Ltd., Class A(a)	566	2,372
Entercom Communications Corp., Class A	294	473
TechTarget Inc.(a)	250	10,990
TEGNA Inc.	818	9,612
Tribune Publishing Co.	435	5,072

		30,636

Security	Shares	Value

Metals & Mining — 1.6%
Alcoa Corp.(a)	464	$5,396
Arconic Corp.(a)	820	15,621
Cleveland-Cliffs Inc.	1,038	6,664
Commercial Metals Co.	543	10,849
Hecla Mining Co.	750	3,810
Kaiser Aluminum Corp.	132	7,074
Materion Corp.	224	11,655
NovaGold Resources Inc.(a)(b)	1,444	17,169
Schnitzer Steel Industries Inc., Class A	492	9,461
SunCoke Energy Inc.	1,479	5,058
Warrior Met Coal Inc.	134	2,289
Worthington Industries Inc.	120	4,894

		99,940

Mortgage Real Estate Investment — 2.0%
Anworth Mortgage Asset Corp.	8,283	13,584
Arbor Realty Trust Inc.	658	7,547
Ares Commercial Real Estate Corp.	2,154	19,688
ARMOUR Residential REIT Inc.	1,062	10,100
Blackstone Mortgage Trust Inc., Class A	17	373
Capstead Mortgage Corp.	2,180	12,252
Cherry Hill Mortgage Investment Corp.	610	5,478
Colony Credit Real Estate Inc.	550	2,700
Dynex Capital Inc.	942	14,328
Ellington Financial Inc.	581	7,123
Invesco Mortgage Capital Inc.(b)	3,275	8,875
Ladder Capital Corp.	168	1,196
MFA Financial Inc.	6,259	16,774
Two Harbors Investment Corp.	207	1,054
Western Asset Mortgage Capital Corp.	1,899	3,874

		124,946

Multi-Utilities — 0.2%
Avista Corp.	75	2,559
Black Hills Corp.	35	1,872
NorthWestern Corp.	82	3,989
Unitil Corp.	124	4,791

		13,211

Multiline Retail — 0.4%
Big Lots Inc.	351	15,655
Dillard’s Inc., Class A(b)	185	6,756

		22,411

Oil, Gas & Consumable Fuels — 1.2%
Antero Resources Corp.(a)	1,233	3,391
Arch Resources Inc.	202	8,581
Bonanza Creek Energy Inc.(a)	125	2,350
CNX Resources Corp.(a)	1,060	10,006
CONSOL Energy Inc.(a)	196	868
CVR Energy Inc.	72	891
Diamond S Shipping Inc.(a)	462	3,174
Dorian LPG Ltd.(a)(b)	322	2,579
Frontline Ltd./Bermuda	109	709
International Seaways Inc.	141	2,060
Kosmos Energy Ltd.	690	673
Montage Resources Corp.(a)	109	479
Nordic American Tankers Ltd.(b)	180	628
Ovintiv Inc.	1,211	9,882
Penn Virginia Corp.(a)	77	759
Range Resources Corp.(b)	1,299	8,599
Renewable Energy Group Inc.(a)(b)	15	801
SFL Corp. Ltd.	1,258	9,422

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.(a)(b)	2,041	$4,796
W&T Offshore Inc.(a)(b)	2,882	5,188
World Fuel Services Corp.	41	869

		76,705

Paper & Forest Products — 0.7%
Boise Cascade Co.	235	9,381
Domtar Corp.	232	6,095
Louisiana-Pacific Corp.	424	12,512
Schweitzer-Mauduit International Inc.	208	6,321
Verso Corp., Class A	904	7,133

		41,442

Personal Products — 0.8%
BellRing Brands Inc., Class A(a)(b)	398	8,255
elf Beauty Inc.(a)(b)	205	3,766
Inter Parfums Inc.	58	2,166
Medifast Inc.	127	20,885
USANA Health Sciences Inc.(a)	171	12,594
Veru Inc.(a)(b)	1,395	3,655

		51,321

Pharmaceuticals — 2.0%
Aquestive Therapeutics Inc.(a)	96	466
Axsome Therapeutics Inc.(a)	120	8,550
BioDelivery Sciences International Inc.(a)	1,241	4,629
Cassava Sciences Inc.(a)	218	2,509
Cerecor Inc.(a)	342	778
Collegium Pharmaceutical Inc.(a)(b)	490	10,202
Corcept Therapeutics Inc.(a)(b)	830	14,446
CorMedix Inc.(a)	370	2,231
Durect Corp.(a)	1,952	3,338
Endo International PLC(a)	524	1,729
Innoviva Inc.(a)	519	5,424
Intra-Cellular Therapies Inc.(a)	40	1,026
Lannett Co. Inc.(a)	342	2,090
Mallinckrodt PLC(a)(b)	2,001	1,948
MyoKardia Inc.(a)	134	18,268
NGM Biopharmaceuticals Inc.(a)	246	3,914
Odonate Therapeutics Inc.(a)	178	2,390
Omeros Corp.(a)	836	8,448
Pacira BioSciences Inc.(a)	45	2,705
Prestige Consumer Healthcare Inc.(a)	168	6,119
Recro Pharma Inc.(a)	1,148	2,411
Relmada Therapeutics Inc.(a)(b)	197	7,411
Revance Therapeutics Inc.(a)	54	1,358
SIGA Technologies Inc.(a)	878	6,032
Strongbridge Biopharma PLC(a)	1,065	2,236
Theravance Biopharma Inc.(a)	423	6,254

		126,912

Professional Services — 3.0%
ASGN Inc.(a)	103	6,547
Barrett Business Services Inc.	164	8,600
CRA International Inc.	405	15,175
Exponent Inc.	409	29,460
Franklin Covey Co.(a)	416	7,380
Heidrick & Struggles International Inc.	1,453	28,551
Huron Consulting Group Inc.(a)	15	590
Insperity Inc.	233	15,259
Kforce Inc.	580	18,659
Korn Ferry	533	15,457
Mastech Digital Inc.(a)	1,085	19,541

Security	Shares	Value

Professional Services (continued)
Resources Connection Inc.	441	$5,094
TriNet Group Inc.(a)	263	15,601
TrueBlue Inc.(a)	58	898

		186,812

Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC(a)	501	5,266
eXp World Holdings Inc.(a)	319	12,868
RE/MAX Holdings Inc., Class A	96	3,142
Realogy Holdings Corp.	322	3,040
RMR Group Inc. (The), Class A	75	2,060
St. Joe Co. (The)(a)	303	6,251

		32,627

Road & Rail — 1.0%
ArcBest Corp.	123	3,820
Avis Budget Group Inc.(a)	217	5,712
Covenant Logistics Group Inc.(a)	139	2,431
Heartland Express Inc.	457	8,500
Hertz Global Holdings Inc.(a)	1,883	2,090
Marten Transport Ltd.	54	881
Saia Inc.(a)	127	16,020
Werner Enterprises Inc.	490	20,575

		60,029

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Energy Industries Inc(a)	45	2,832
Ambarella Inc.(a)	21	1,096
Amkor Technology Inc.(a)	394	4,413
Brooks Automation Inc.	55	2,544
CMC Materials Inc.	86	12,282
CyberOptics Corp.(a)	79	2,515
Diodes Inc.(a)	128	7,226
DSP Group Inc.(a)	188	2,478
FormFactor Inc.(a)	345	8,601
Lattice Semiconductor Corp.(a)	710	20,562
MACOM Technology Solutions Holdings Inc.(a)	54	1,836
NeoPhotonics Corp.(a)	545	3,319
Power Integrations Inc.	141	7,811
Rambus Inc.(a)	964	13,197
Semtech Corp.(a)	86	4,554
Silicon Laboratories Inc.(a)	121	11,840
Synaptics Inc.(a)	111	8,927
Veeco Instruments Inc.(a)	277	3,233

		119,266

Software — 8.0%
A10 Networks Inc.(a)	1,441	9,179
ACI Worldwide Inc.(a)(b)	211	5,513
Agilysys Inc.(a)	422	10,195
Alarm.com Holdings Inc.(a)	150	8,287
American Software Inc./GA, Class A	303	4,254
Appfolio Inc., Class A(a)	81	11,487
Avaya Holdings Corp.(a)	590	8,968
Blackbaud Inc.	241	13,455
Blackline Inc.(a)	245	21,959
Box Inc., Class A(a)	943	16,370
ChannelAdvisor Corp.(a)	193	2,793
CommVault Systems Inc.(a)	256	10,445
Cornerstone OnDemand Inc.(a)	433	15,744
Digital Turbine Inc.(a)(b)	701	22,951
Domo Inc., Class B(a)	101	3,871
eGain Corp.(a)	724	10,259

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Envestnet Inc.(a)(b)	179	$13,812
Intelligent Systems Corp.(a)	282	10,992
j2 Global Inc.(a)	48	3,323
LivePerson Inc.(a)(b)	147	7,642
MicroStrategy Inc., Class A(a)	48	7,227
Mimecast Ltd.(a)	62	2,909
MobileIron Inc.(a)	2,224	15,590
Model N Inc.(a)	261	9,208
OneSpan Inc.(a)	48	1,006
Ping Identity Holding Corp.(a)(b)	26	811
Progress Software Corp.	491	18,010
PROS Holdings Inc.(a)	240	7,666
Q2 Holdings Inc.(a)	130	11,864
QAD Inc., Class A	48	2,026
Qualys Inc.(a)	170	16,662
Rapid7 Inc.(a)	232	14,208
Rosetta Stone Inc.(a)	320	9,594
SailPoint Technologies Holding Inc.(a)	328	12,979
Sapiens International Corp. NV	244	7,461
ShotSpotter Inc.(a)	18	559
Smith Micro Software Inc.(a)	874	3,260
Sprout Social Inc., Class A(a)	390	15,015
SPS Commerce Inc.(a)	203	15,808
Tenable Holdings Inc.(a)	683	25,783
Varonis Systems Inc.(a)	176	20,314
Verint Systems Inc.(a)	142	6,842
Workiva Inc.(a)	768	42,824
Xperi Holding Corp.	731	8,399
Yext Inc.(a)	174	2,641
Zix Corp.(a)	1,550	9,052
Zuora Inc., Class A(a)	389	4,022

		503,239

Specialty Retail — 5.9%
Aaron’s Inc.	239	13,539
Abercrombie & Fitch Co., Class A	1,045	14,557
American Eagle Outfitters Inc.	306	4,532
America’s Car-Mart Inc./TX(a)	109	9,252
Asbury Automotive Group Inc.(a)	170	16,566
Bed Bath & Beyond Inc.	425	6,366
Boot Barn Holdings Inc.(a)(b)	213	5,994
Buckle Inc. (The)	489	9,971
Cato Corp. (The), Class A	1,272	9,947
Chico’s FAS Inc.	3,733	3,630
Children’s Place Inc. (The)	215	6,095
Citi Trends Inc.	369	9,218
Designer Brands Inc., Class A	611	3,318
GameStop Corp., Class A(a)(b)	267	2,723
Genesco Inc.(a)	337	7,259
Group 1 Automotive Inc.	221	19,534
Guess? Inc.	864	10,040
Haverty Furniture Companies Inc.	356	7,455
Hibbett Sports Inc.(a)	194	7,609
Hudson Ltd., Class A(a)	553	4,203
Lithia Motors Inc., Class A	79	18,007
MarineMax Inc.(a)(b)	68	1,746
Murphy USA Inc.(a)	113	14,494
National Vision Holdings Inc.(a)	102	3,900
ODP Corp. (The)	564	10,970
OneWater Marine Inc., Class A(a)	146	2,992
Rent-A-Center Inc./TX	681	20,355

Security	Shares	Value

Specialty Retail (continued)
RH(a)	96	$36,731
Sally Beauty Holdings Inc.(a)	507	4,406
Shoe Carnival Inc.	393	13,197
Signet Jewelers Ltd.	752	14,062
Sleep Number Corp.(a)	513	25,091
Sonic Automotive Inc., Class A	215	8,634
Sportsman’s Warehouse Holdings Inc.(a)(b)	170	2,433
Tilly’s Inc., Class A	751	4,529
Winmark Corp.	16	2,755
Zumiez Inc.(a)	399	11,100

		367,210

Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology Inc.(a)	450	3,852

Textiles, Apparel & Luxury Goods — 1.8%
Crocs Inc.(a)	605	25,852
Deckers Outdoor Corp.(a)	220	48,402
Fossil Group Inc.(a)	164	941
Kontoor Brands Inc.(a)	769	18,610
Lakeland Industries Inc.(a)	570	11,286
Movado Group Inc.	157	1,561
Oxford Industries Inc.	26	1,049
Steven Madden Ltd.	269	5,245
Wolverine World Wide Inc.	106	2,739

		115,685

Thrifts & Mortgage Finance — 1.0%
Kearny Financial Corp./MD	274	1,976
Meridian Bancorp. Inc.	240	2,484
Northfield Bancorp. Inc.	1,085	9,895
Northwest Bancshares Inc.	1,545	14,214
Premier Financial Corp.	614	9,563
Radian Group Inc.	48	701
TrustCo Bank Corp. NY	260	1,357
Walker & Dunlop Inc.	195	10,335
Washington Federal Inc.	584	12,182

		62,707

Tobacco — 0.2%
Vector Group Ltd.	1,479	14,332

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies Inc.	30	1,653
BMC Stock Holdings Inc.(a)	399	17,089
DXP Enterprises Inc./TX(a)	343	5,533
Foundation Building Materials Inc.(a)	58	912
GATX Corp.	190	12,112
H&E Equipment Services Inc.	472	9,280
Herc Holdings Inc.(a)	294	11,645
MRC Global Inc.(a)	702	3,005
NOW Inc.(a)	1,445	6,560
Rush Enterprises Inc., Class A	168	8,491
SiteOne Landscape Supply Inc.(a)	40	4,878
Systemax Inc.	425	10,174
Triton International Ltd.	337	13,706
Veritiv Corp.(a)	93	1,177

		106,215

Water Utilities — 0.3%
American States Water Co.	197	14,765
Cadiz Inc.(a)	48	477
Middlesex Water Co.	38	2,362

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
York Water Co. (The)	16	$676

		18,280

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	107	4,755

Total Common Stocks — 98.8% (Cost: $5,411,340)		6,204,227

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(e)(f)	451,968	452,375
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	80,000	80,000

		532,375

Total Short-Term Investments — 8.5% (Cost: $532,398)		532,375

Total Investments in Securities — 107.3% (Cost: $5,943,738)		6,736,602

Other Assets, Less Liabilities — (7.3)%		(459,299)

Net Assets — 100.0%		$6,277,303

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/14/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$452,476	(b)	$—	(78)	$(23)	$452,375	451,968	$2,507	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		80,000	(b)	—	—	—	80,000	80,000	69		—

						$(78)	$(23)	$532,375		$2,576		$—

(a)	The Fund commenced operations on April 14, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(a)	02/27/23	$26,723	$(1,795	)(b)	$24,964	0.4%

	Monthly	JPMorgan Securities PLC(d)	02/08/23	35,347	(1,597	)(c)	34,169	0.6

					$(3,392)		$59,133

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
(b)	Amount includes $(36) of net dividends and financing fees.
(c)	Amount includes $(419) of net dividends, payable for referenced securities purchased and financing fees.
(d)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Bank Funding Rate (OBFR01)

37	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® Factors US Small Blend Style ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of September 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	26	$353	1.4%
City Holding Co.	12	691	2.8
First Commonwealth Financial Corp.	285	2,206	8.8
National Bank Holdings Corp. Class A	16	420	1.7
NBT Bancorp. Inc.	75	2,012	8.1
Westamerica Bancorp.	1	54	0.2

		5,736

Diversified Telecommunication Services
Cincinnati Bell Inc.	71	1,065	4.3

Equity Real Estate Investment Trusts (REITs)
Service Properties Trust	1,545	12,283	49.2

Health Care Equipment & Supplies
Lantheus Holdings Inc.(a)	21	266	1.1

Insurance
American Equity Investment Life Holding Co.	2	44	0.2
AMERISAFE Inc.	17	975	3.9
Employers Holdings Inc.	21	635	2.5
James River Group Holdings Ltd.	11	490	2.0

		2,144

Oil, Gas & Consumable Fuels
Renewable Energy Group Inc.(a)	12	641	2.6

Professional Services
Acacia Research Corp.	594	2,061	8.2

Software
Xperi Holding Corp.	31	356	1.4

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	79	412	1.6

Total Reference Entity — Long		24,964

Net Value of Reference Entity — Goldman Sachs & Co.		$24,964

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of September 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	124	$2,717	8.0%
Central Pacific Financial Corp.	561	7,613	22.3
First BanCorp./Puerto Rico	126	658	1.9

		10,988

Capital Markets
BrightSphere Investment Group Inc.	6	77	0.2

Commercial Services & Supplies
Pitney Bowes Inc.	474	2,517	7.4

Diversified Telecommunication Services
Cincinnati Bell Inc.	39	585	1.7

Health Care Equipment & Supplies
Lantheus Holdings Inc.(a)	1	13	0.0

Insurance
AMERISAFE Inc.	1	57	0.2
Employers Holdings Inc.	93	2,813	8.2
Horace Mann Educators Corp.	3	100	0.3
James River Group Holdings Ltd.	19	846	2.5

		3,816

Metals & Mining
Warrior Met Coal Inc.	606	10,350	30.3

Multiline Retail
Macy’s Inc.	128	730	2.1

Professional Services
Acacia Research Corp.	1,163	4,036	11.8

Software
Xperi Holding Corp.	92	1,057	3.1

Total Reference Entity — Long		34,169

Net Value of Reference Entity — JPMorgan Securities PLC		$34,169

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$—	$(3,392)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps	$3,392

For the period ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Swaps	$19,234

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(3,392)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$84,128

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps - OTC	$—	$3,392

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$—	$3,392
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$—	$3,392

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Liabilities	(a)

Goldman Sachs & Co.	$ 1,795	$ —	$ 1,795
JPMorgan Securities PLC	1,597	—	1,597

	$ 3,392	$ —	$ 3,392

(a)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

39	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Small Blend Style ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,204,227	$—	$—	$6,204,227
Money Market Funds	532,375	—	—	532,375

	$6,736,602	$—	$—	$6,736,602

Derivative financial instruments(a)
Assets
Liabilities
Swaps	$—	$(3,392)	$—	$(3,392)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) September 30, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Curtiss-Wright Corp.	18	$1,679
Howmet Aerospace Inc.	105	1,755
Northrop Grumman Corp.	123	38,805
Spirit AeroSystems Holdings Inc., Class A(a)	15	284

		42,523

Air Freight & Logistics — 1.7%
Expeditors International of Washington Inc.	568	51,416
FedEx Corp.	16	4,024
United Parcel Service Inc., Class B	191	31,826

		87,266

Airlines — 1.0%
Copa Holdings SA, Class A, NVS	197	9,917
Delta Air Lines Inc.	654	19,999
Southwest Airlines Co.	225	8,438
United Airlines Holdings Inc.(b)	383	13,309

		51,663

Banks — 1.2%
Comerica Inc.	30	1,147
First Hawaiian Inc.	122	1,765
JPMorgan Chase & Co.	30	2,888
Popular Inc.	1,340	48,602
Regions Financial Corp.	837	9,651

		64,053

Beverages — 0.0%
PepsiCo Inc.	10	1,386

Biotechnology — 3.0%
AbbVie Inc.	805	70,510
Acceleron Pharma Inc.(a)(b)	403	45,350
Biogen Inc.(b)	73	20,709
Gilead Sciences Inc.	370	23,380

		159,949

Building Products — 2.0%
Lennox International Inc.	184	50,160
Masco Corp.	381	21,005
Trane Technologies PLC	262	31,767

		102,932

Capital Markets — 5.4%
Ameriprise Financial Inc.	205	31,593
Evercore Inc., Class A	1,755	114,882
Lazard Ltd., Class A	2,173	71,818
Morgan Stanley	695	33,603
Raymond James Financial Inc.	100	7,276
State Street Corp.	413	24,503

		283,675

Chemicals — 0.8%
Axalta Coating Systems Ltd.(b)	196	4,345
Cabot Corp.	215	7,747
CF Industries Holdings Inc.	271	8,323
Huntsman Corp.	115	2,554
Scotts Miracle-Gro Co. (The)	118	18,043

		41,012

Commercial Services & Supplies — 0.5%
ADT Inc.	645	5,270
IAA Inc.(b)	205	10,674

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	106	$11,996

		27,940

Communications Equipment — 1.8%
Cisco Systems Inc.	615	24,225
Lumentum Holdings Inc.(b)	27	2,028
Motorola Solutions Inc.	315	49,395
Ubiquiti Inc.	109	18,166

		93,814

Consumer Finance — 2.2%
Ally Financial Inc.	2,687	67,363
Capital One Financial Corp.(a)	125	8,982
Discover Financial Services	120	6,934
OneMain Holdings Inc.	883	27,594
Synchrony Financial	270	7,066

		117,939

Containers & Packaging — 2.2%
Amcor PLC	3,574	39,493
Ardagh Group SA	70	984
Avery Dennison Corp.	355	45,383
Sealed Air Corp.	428	16,611
Silgan Holdings Inc.	372	13,678

		116,149

Diversified Consumer Services — 0.5%
H&R Block Inc.	1,683	27,416

Diversified Financial Services — 1.5%
Equitable Holdings Inc.	1,092	19,918
Jefferies Financial Group Inc.	2,540	45,720
Voya Financial Inc.	329	15,769

		81,407

Diversified Telecommunication Services — 3.3%
AT&T Inc.	260	7,413
CenturyLink Inc.	2,235	22,551
Verizon Communications Inc.	2,446	145,512

		175,476

Electric Utilities — 2.9%
Avangrid Inc.	63	3,179
Duke Energy Corp.	278	24,620
Entergy Corp.	417	41,087
Exelon Corp.	106	3,791
FirstEnergy Corp.	717	20,585
Hawaiian Electric Industries Inc.	810	26,924
IDACORP Inc.	79	6,312
NRG Energy Inc.	788	24,223
Pinnacle West Capital Corp.	36	2,684

		153,405

Electrical Equipment — 1.9%
GrafTech International Ltd.	5,774	39,494
nVent Electric PLC	2,022	35,769
Rockwell Automation Inc.	102	22,510

		97,773

Electronic Equipment, Instruments & Components — 0.2%
Avnet Inc.	209	5,401
Jabil Inc.	170	5,824

		11,225

Entertainment — 0.4%
Electronic Arts Inc.(b)	20	2,608
Liberty Media Corp.-Liberty Formula One, Class A(b)	135	4,524

41	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Lions Gate Entertainment Corp., Class B, NVS(b)	392	$3,418
Take-Two Interactive Software Inc.(b)	64	10,574

		21,124

Equity Real Estate Investment Trusts (REITs) — 3.9%
Brandywine Realty Trust	87	900
Brixmor Property Group Inc.	1,179	13,783
Brookfield Property REIT Inc., Class A	5,213	63,807
Equity Commonwealth	2,705	72,034
Kimco Realty Corp.	462	5,202
Outfront Media Inc.	255	3,710
Paramount Group Inc.	2,953	20,907
VEREIT Inc.	3,487	22,665

		203,008

Food & Staples Retailing — 3.1%
Grocery Outlet Holding Corp.(b)	351	13,802
Kroger Co. (The)	731	24,788
Sprouts Farmers Market Inc.(b)	1,212	25,367
U.S. Foods Holding Corp.(b)	32	711
Walgreens Boots Alliance Inc.	296	10,632
Walmart Inc.	641	89,682

		164,982

Food Products — 1.7%
Campbell Soup Co.	399	19,300
Flowers Foods Inc.	1,155	28,101
General Mills Inc.	72	4,441
Hershey Co. (The)	112	16,054
JM Smucker Co. (The)	3	347
Mondelez International Inc., Class A	396	22,750

		90,993

Gas Utilities — 0.2%
National Fuel Gas Co.	258	10,472

Health Care Equipment & Supplies — 0.2%
Haemonetics Corp.(b)	65	5,671
Medtronic PLC	46	4,781

		10,452

Health Care Providers & Services — 1.2%
CVS Health Corp.	368	21,491
DaVita Inc.(b)	92	7,880
HCA Healthcare Inc.	246	30,671
Molina Healthcare Inc.(b)	21	3,844

		63,886

Hotels, Restaurants & Leisure — 3.0%
Dunkin’ Brands Group Inc.	172	14,089
McDonald’s Corp.	270	59,262
Wyndham Destinations Inc.	659	20,271
Yum China Holdings Inc.	262	13,873
Yum! Brands Inc.	564	51,493

		158,988

Household Durables — 0.5%
Newell Brands Inc.	655	11,240
PulteGroup Inc.	131	6,064
Tempur Sealy International Inc.(b)	104	9,276

		26,580

Household Products — 4.1%
Colgate-Palmolive Co.	727	56,088
Kimberly-Clark Corp.	535	78,998

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	582	$80,892

		215,978

Independent Power and Renewable Electricity Producers — 1.1%
AES Corp. (The)	164	2,970
Vistra Corp.	2,992	56,429

		59,399

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	55	6,730
Honeywell International Inc.	67	11,029

		17,759

Insurance — 10.4%
Aflac Inc.	730	26,535
Alleghany Corp.	5	2,602
Allstate Corp. (The)	579	54,507
American Financial Group Inc./OH	720	48,226
American National Group Inc.	268	18,098
Assurant Inc.	103	12,495
Assured Guaranty Ltd.	697	14,971
Athene Holding Ltd., Class A(b)	397	13,530
Brighthouse Financial Inc.(b)	1,534	41,280
Cincinnati Financial Corp.	178	13,879
CNA Financial Corp.	378	11,336
Hanover Insurance Group Inc. (The)	91	8,479
Hartford Financial Services Group Inc. (The)	619	22,816
Loews Corp.	819	28,460
Mercury General Corp.	835	34,544
MetLife Inc.	895	33,267
Old Republic International Corp.	132	1,946
Primerica Inc.	102	11,540
Principal Financial Group Inc.	715	28,793
Prudential Financial Inc.	171	10,862
Reinsurance Group of America Inc.	30	2,856
Travelers Companies Inc. (The)	277	29,969
Unum Group	1,726	29,049
White Mountains Insurance Group Ltd.	62	48,298

		548,338

Interactive Media & Services — 0.0%
TripAdvisor Inc.	55	1,077

Internet & Direct Marketing Retail — 0.6%
eBay Inc.	152	7,919
Expedia Group Inc.	106	9,719
Wayfair Inc., Class A(b)	56	16,297

		33,935

IT Services — 1.6%
Euronet Worldwide Inc.(a)(b)	57	5,193
International Business Machines Corp.	71	8,639
Paychex Inc.	30	2,393
VeriSign Inc.(a)(b)	264	54,080
Western Union Co. (The)	614	13,158

		83,463

Leisure Products — 0.3%
Hasbro Inc.	214	17,702

Life Sciences Tools & Services — 0.4%
Mettler-Toledo International Inc.(b)	20	19,315
Waters Corp.(b)	9	1,761

		21,076

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 2.1%
AGCO Corp.	298	$22,132
Allison Transmission Holdings Inc.	1,362	47,861
Dover Corp.	147	15,926
Graco Inc.	30	1,841
Oshkosh Corp.	50	3,675
Otis Worldwide Corp.	263	16,416
Pentair PLC	10	458

		108,309

Media — 0.3%
Discovery Inc., Class A(b)	181	3,940
News Corp., Class A, NVS	285	3,996
News Corp., Class B	695	9,716

		17,652

Metals & Mining — 0.7%
Newmont Corp.	66	4,188
Reliance Steel & Aluminum Co.	304	31,020

		35,208

Multi-Utilities — 0.8%
Ameren Corp.	414	32,739
Consolidated Edison Inc.	127	9,881

		42,620

Multiline Retail — 1.6%
Kohl’s Corp.	907	16,807
Nordstrom Inc.(a)	945	11,264
Target Corp.	345	54,310

		82,381

Oil, Gas & Consumable Fuels — 2.3%
Cabot Oil & Gas Corp.	945	16,405
Chevron Corp.	242	17,424
ConocoPhillips	1,290	42,363
Devon Energy Corp.	3,130	29,610
Marathon Oil Corp.	2,899	11,857
Phillips 66	65	3,370

		121,029

Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	67	14,623
Herbalife Nutrition Ltd.(b)	471	21,972
Nu Skin Enterprises Inc., Class A	248	12,422

		49,017

Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	1,170	70,539
Johnson & Johnson	1,037	154,389
Merck & Co. Inc.	1,193	98,959
Pfizer Inc.	1,633	59,931

		383,818

Professional Services — 1.5%
FTI Consulting Inc.(b)	323	34,228
ManpowerGroup Inc.	195	14,300
Robert Half International Inc.	531	28,111

		76,639

Road & Rail — 0.0%
Landstar System Inc.	17	2,133

Semiconductors & Semiconductor Equipment — 2.7%
Cirrus Logic Inc.(b)	377	25,429
Intel Corp.	1,304	67,521
Qorvo Inc.(b)	47	6,064

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	313	$44,693

		143,707

Software — 3.8%
Aspen Technology Inc.(b)	421	53,295
Citrix Systems Inc.	441	60,730
Crowdstrike Holdings Inc., Class A(b)	310	42,569
Manhattan Associates Inc.(b)	330	31,512
Teradata Corp.(b)	483	10,964

		199,070

Specialty Retail — 3.0%
AutoNation Inc.(b)	17	900
Best Buy Co. Inc.	397	44,182
Dick’s Sporting Goods Inc.	15	868
Foot Locker Inc.	195	6,441
Gap Inc. (The)	385	6,556
Home Depot Inc. (The)	252	69,983
L Brands Inc.	276	8,780
Williams-Sonoma Inc.	197	17,817

		155,527

Technology Hardware, Storage & Peripherals — 2.3%
Hewlett Packard Enterprise Co.	4,977	46,634
HP Inc.	1,198	22,750
NetApp Inc.	337	14,774
Xerox Holdings Corp.	2,019	37,897

		122,055

Textiles, Apparel & Luxury Goods — 1.8%
Carter’s Inc.	111	9,610
Columbia Sportswear Co.	503	43,751
Ralph Lauren Corp.	600	40,782
VF Corp.	10	703

		94,846

Tobacco — 1.8%
Altria Group Inc.	591	22,836
Philip Morris International Inc.	942	70,641

		93,477

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	24	8,563

Wireless Telecommunication Services — 0.6%
Telephone and Data Systems Inc.	1,401	25,834
U.S. Cellular Corp.(b)	258	7,619

		33,453

Total Common Stocks — 99.6% (Cost: $5,012,616)		5,255,719

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	109,219	109,317

Total Short-Term Investments — 2.1% (Cost: $109,317)		109,317

Total Investments in Securities — 101.7% (Cost: $5,121,933)		5,365,036

Other Assets, Less Liabilities — (1.7)%		(89,402)

Net Assets — 100.0%		$5,275,634

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Factors US Value Style ETF

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$92,157	$17,020	(a)	$—		$172	$(32)	$109,317	109,219	$196	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	3,000	—		(3,000	)(a)	—	—	—	—	3		—

						$172	$(32)	$109,317		$199		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,255,719	$—	$—	$5,255,719
Money Market Funds	109,317	—	—	109,317

	$5,365,036	$—	$—	$5,365,036

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	44

Statements of Assets and Liabilities (unaudited)

September 30, 2020

	iShares Factors US Blend Style ETF	iShares Factors US Growth Style ETF	iShares Factors US Mid Blend Style ETF	iShares Factors US Small Blend Style ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,188,505	$4,263,077	$6,140,304	$6,204,227
Affiliated(c)	35,109	2,975	207,023	532,375
Cash	2,531	1,872	940	4,886
Receivables:
Investments sold	6,984	—	25,127	18,840
Securities lending income — Affiliated	2	4	48	621
Dividends	10,147	1,841	11,117	4,785
Unrealized appreciation on:
OTC swaps	—	—	74	—

Total assets	6,243,278	4,269,769	6,384,633	6,765,734

LIABILITIES
Collateral on securities loaned, at value	25,123	2,981	197,064	452,476
Payables:
Investments purchased	15,758	—	27,118	30,732
Investment advisory fees	1,267	1,142	1,513	1,831
Unrealized depreciation on:
OTC swaps	19	—	—	3,392

Total liabilities	42,167	4,123	225,695	488,431

NET ASSETS	$6,201,111	$4,265,646	$6,158,938	$6,277,303

NET ASSETS CONSIST OF:
Paid-in capital	$5,139,661	$3,575,018	$5,109,300	$5,091,137
Accumulated earnings	1,061,450	690,628	1,049,638	1,186,166

NET ASSETS	$6,201,111	$4,265,646	$6,158,938	$6,277,303

Shares outstanding	200,000	150,000	200,000	200,000

Net asset value	$31.01	$28.44	$30.79	$31.39

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$24,591	$2,901	$192,779	$438,773
(b) Investments, at cost — Unaffiliated	$5,347,632	$3,603,586	$5,353,379	$5,411,340
(c) Investments, at cost — Affiliated	$35,111	$2,975	$207,026	$532,398

See notes to financial statements.

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2020

iShares Factors US Value Style ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,255,719
Affiliated(c)	109,317
Cash	1,828
Receivables:
Investments sold	2,172
Securities lending income — Affiliated	29
Dividends	19,393

Total assets	5,388,458

LIABILITIES
Collateral on securities loaned, at value	109,346
Payables:
Capital shares redeemed	2,172
Investment advisory fees	1,306

Total liabilities	112,824

NET ASSETS	$5,275,634

NET ASSETS CONSIST OF:
Paid-in capital	$5,632,515
Accumulated loss	(356,881)

NET ASSETS	$5,275,634

Shares outstanding	250,000

Net asset value	$21.10

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$107,153
(b) Investments, at cost — Unaffiliated	$5,012,616
(c) Investments, at cost — Affiliated	$109,317

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	46

Statements of Operations (unaudited)

Six Months Ended September 30, 2020

	iShares Factors US Blend Style ETF (a)	iShares Factors US Growth Style ETF	iShares Factors US Mid Blend Style ETF (a)	iShares Factors US Small Blend Style ETF (a)

INVESTMENT INCOME
Dividends — Unaffiliated	$56,716	$30,424	$55,932	$39,315
Dividends — Affiliated	6	1	7	69
Non-cash dividends — Unaffiliated	—	—	—	2,651
Securities lending income — Affiliated — net	41	547	123	2,507
Foreign taxes withheld	(68)	—	(78)	(39)

Total investment income	56,695	30,972	55,984	44,503

EXPENSES
Investment advisory fees	6,687	6,400	8,037	9,662

Total expenses	6,687	6,400	8,037	9,662

Net investment income	50,008	24,572	47,947	34,841

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	214,037	(232,197)	256,092	375,081
Investments — Affiliated	(12)	246	(38)	(78)
In-kind redemptions — Unaffiliated	—	326,132	—	—
Swaps	270	—	(306)	19,234

Net realized gain	214,295	94,181	255,748	394,237

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	840,873	1,534,715	786,925	792,887
Investments — Affiliated	(2)	(84)	(3)	(23)
Swaps	(19)	—	74	(3,392)

Net change in unrealized appreciation (depreciation)	840,852	1,534,631	786,996	789,472

Net realized and unrealized gain	1,055,147	1,628,812	1,042,744	1,183,709

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,105,155	$1,653,384	$1,090,691	$1,218,550

(a)	For the period from April 14, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

47	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2020

iShares Factors US Value Style ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$98,206
Dividends — Affiliated	3
Securities lending income — Affiliated — net	196
Foreign taxes withheld	(118)

Total investment income	98,287

EXPENSES
Investment advisory fees	7,588

Total expenses	7,588

Net investment income	90,699

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(687,792)
Investments — Affiliated	172
In-kind redemptions — Unaffiliated	160,571

Net realized gain	(527,049)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,684,968
Investments — Affiliated	(32)

Net change in unrealized appreciation (depreciation)	1,684,936

Net realized and unrealized gain	1,157,887

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,248,586

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	48

Statements of Changes in Net Assets

	iShares Factors US Blend Style ETF	iShares Factors US Growth Style ETF
	Period From 04/14/20(a) to 09/30/20 (unaudited)	Six Months Ended 09/30/20 (unaudited)	Period From 01/14/20 to 03/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$50,008	$24,572	$11,748
Net realized gain (loss)	214,295	94,181	(63,270)
Net change in unrealized appreciation (depreciation)	840,852	1,534,631	(875,140)

Net increase (decrease) in net assets resulting from operations	1,105,155	1,653,384	(926,662)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(43,705)	(24,846)	(11,248)
Return of capital	—	—	(896)

Decrease in net assets resulting from distributions to shareholders	(43,705)	(24,846)	(12,144)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,139,661	(1,416,764)	4,992,678

NET ASSETS
Total increase in net assets	6,201,111	211,774	4,053,872
Beginning of period	—	4,053,872	—

End of period	$6,201,111	$4,265,646	$4,053,872

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

49	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Factors US Mid Blend Style ETF		iShares Factors US Small Blend Style ETF
	Period From 04/14/20 to 09/30/20 (unaudited)	(a)	Period From 04/14/20 to 09/30/20 (unaudited)	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,947		$34,841
Net realized gain	255,748		394,237
Net change in unrealized appreciation (depreciation)	786,996		789,472

Net increase in net assets resulting from operations	1,090,691		1,218,550

DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders	(41,053)		(32,384)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,109,300		5,091,137

NET ASSETS
Total increase in net assets	6,158,938		6,277,303
Beginning of period	—		—

End of period	$6,158,938		$6,277,303

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	50

Statements of Changes in Net Assets (continued)

	iShares Factors US Value Style ETF
	Six Months Ended 09/30/20 (unaudited)	Period From 01/14/20 to 03/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$90,699	$29,196
Net realized gain	(527,049)	(86,022)
Net change in unrealized appreciation (depreciation)	1,684,936	(1,441,833)

Net increase in net assets resulting from operations	1,248,586	(1,498,659)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(80,317)	(26,491)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	614,979	5,017,536

NET ASSETS
Total increase in net assets	1,783,248	3,492,386
Beginning of period	3,492,386	—

End of period	$5,275,634	$3,492,386

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

51	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout the period)

	iShares Factors US Blend Style ETF
	Period From 04/14/20 to 09/30/20 (unaudited)	(a)

Net asset value, beginning of period	$25.70

Net investment income(b)	0.25
Net realized and unrealized gain(c)	5.28

Net increase from investment operations	5.53

Distributions
From net investment income	(0.22)

Total distributions	(0.22)

Net asset value, end of period	$31.01

Total Return
Based on net asset value	21.56	%(d)

Ratios to Average Net Assets
Total expenses	0.25	%(e)

Net investment income	1.87	%(e)

Supplemental Data
Net assets, end of period (000)	$6,201

Portfolio turnover rate(f)	45	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	52

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Factors US Growth Style ETF
	Six Months Ended 09/30/20 (unaudited)		Period From 01/14/20 to 03/31/20	(a)

Net asset value, beginning of period	$20.27		$24.96

Net investment income(b)	0.12		0.06
Net realized and unrealized gain (loss)(c)	8.17		(4.69)

Net increase (decrease) from investment operations	8.29		(4.63)

Distributions(d)
From net investment income	(0.12)		(0.06)
Return of capital	—		(0.00	)(e)

Total distributions	(0.12)		(0.06)

Net asset value, end of period	$28.44		$20.27

Total Return
Based on net asset value	40.97	%(f)	(18.54	)%(f)

Ratios to Average Net Assets
Total expenses	0.25	%(g)	0.25	%(g)

Net investment income	0.96	%(g)	1.20	%(g)

Supplemental Data
Net assets, end of period (000)	$4,266		$4,054

Portfolio turnover rate(h)	58	%(f)	13	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

53	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Factors US Mid Blend Style ETF
	Period From 04/14/20 to 09/30/20 (unaudited)	(a)

Net asset value, beginning of period	$25.55

Net investment income(b)	0.24
Net realized and unrealized gain(c)	5.21

Net increase from investment operations	5.45

Distributions
From net investment income	(0.21)

Total distributions	(0.21)

Net asset value, end of period	$30.79

Total Return
Based on net asset value	21.35	%(d)

Ratios to Average Net Assets
Total expenses	0.30	%(e)

Net investment income	1.79	%(e)

Supplemental Data
Net assets, end of period (000)	$6,159

Portfolio turnover rate(f)	58	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	54

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Factors US Small Blend Style ETF
	Period From 04/14/20 to 09/30/20 (unaudited)	(a)

Net asset value, beginning of period	$25.46

Net investment income(b)	0.17
Net realized and unrealized gain(c)	5.92

Net increase from investment operations	6.09

Distributions
From net investment income	(0.16)

Total distributions	(0.16)

Net asset value, end of period	$31.39

Total Return
Based on net asset value	23.96	%(d)

Ratios to Average Net Assets
Total expenses	0.35	%(e)

Net investment income	1.26	%(e)

Supplemental Data
Net assets, end of period (000)	$6,277

Portfolio turnover rate(f)	63	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

55	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Factors US Value Style ETF
	Six Months Ended 09/30/20 (unaudited	)	Period From 01/14/20 to 03/31/20	(a)

Net asset value, beginning of period	$17.46		$25.09

Net investment income(b)	0.30		0.15
Net realized and unrealized gain (loss)(c)	3.61		(7.65)

Net increase (decrease) from investment operations	3.91		(7.50)

Distributions(d)
From net investment income	(0.27)		(0.13)
Total distributions	(0.27)		(0.13)

Net asset value, end of period	$21.10		$17.46

Total Return
Based on net asset value	22.43	%(e)	(29.87	)%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25	%(f)

Net investment income	2.99	%(f)	3.09	%(f)

Supplemental Data
Net assets, end of period (000)	$5,276		$3,492

Portfolio turnover rate(g)	98	%(e)	16	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	56

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Factors US Blend Style(a)	Non-diversified
Factors US Growth Style	Non-diversified
Factors US Mid Blend Style(a)	Non-diversified
Factors US Small Blend Style(a)	Non-diversified
Factors US Value Style	Non-diversified

(a)	The Fund commenced operations on April 14, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available

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Notes to Financial Statements (unaudited) (continued)

or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

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Notes to Financial Statements (unaudited) (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of September 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Factors US Blend Style
Goldman Sachs & Co	$18,149	$18,149		$—	$—
Morgan Stanley & Co. LLC	6,442	6,442		—	—

	$24,591	$24,591		$—	$—

Factors US Growth Style
UBS AG	$2,901	$2,901		$—	$—

Factors US Mid Blend Style
Citigroup Global Markets Inc	$20,347	$20,347		$—	$—
Credit Suisse Securities (USA) LLC	9,029	9,029		—	—
Goldman Sachs & Co	2,612	2,612		—	—
HSBC Bank PLC	29,168	29,168		—	—
Jefferies LLC	19,021	19,021		—	—
JPMorgan Securities LLC	74,618	74,618		—	—
RBC Capital Markets LLC	17,273	17,273		—	—
UBS AG	20,711	20,711		—	—

	$192,779	$192,779		$—	$—

Factors US Small Blend Style
Citigroup Global Markets Inc	$64,527	$64,527		$—	$—
Credit Suisse Securities (USA) LLC	12,029	12,029		—	—
Goldman Sachs & Co	114,160	114,160		—	—
HSBC Bank PLC	76,809	76,809		—	—
Jefferies LLC	6,222	6,222		—	—
JPMorgan Securities LLC	133,429	133,429		—	—
RBC Capital Markets LLC	4,502	4,502		—	—
TD Prime Services LLC	2,601	2,601		—	—
UBS AG	24,494	24,379		—	(115	)(b)

	$438,773	$438,658		$—	$(115)

Factors US Value Style
BNP Paribas Securities Corp	$265	$265		$—	$—
Citigroup Global Markets Inc	5,102	5,061		—	(41	)(b)
HSBC Bank PLC	34,946	34,946		—	—
JPMorgan Securities LLC	53,466	53,466		—	—
Morgan Stanley & Co. LLC	13,374	13,374		—	—

	$107,153	$107,112		$—	$(41)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Total return swaps are entered into by the iShares Factors US Blend Style ETF, iShares Factors US Mid Blend Style ETF and iShares Factors US Small Blend Style to obtain exposure to a security or market without owning

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Notes to Financial Statements (unaudited) (continued)

such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund:

iShares ETF	Investment Advisory Fee
Factors US Blend Style	0.25%
Factors US Growth Style	0.25
Factors US Mid Blend Style	0.30
Factors US Small Blend Style	0.35
Factors US Value Style	0.25

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Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Factors US Blend Style	$20
Factors US Growth Style	193
Factors US Mid Blend Style	51
Factors US Small Blend Style	865
Factors US Value Style	78

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Factors US Value Style	$183,276	$652,210	$(83,846)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Factors US Blend Style	$2,562,817	$2,562,049
Factors US Growth Style	2,850,318	2,868,785
Factors US Mid Blend Style	3,301,452	3,306,601
Factors US Small Blend Style	3,605,669	3,620,181
Factors US Value Style	5,545,976	5,534,286

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Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Factors US Blend Style	$5,132,991	$—
Factors US Growth Style	—	1,395,061
Factors US Mid Blend Style	5,102,601	—
Factors US Small Blend Style	5,051,622	—
Factors US Value Style	1,632,078	1,028,293

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Factors US Growth Style	$35,927
Factors US Value Style	33,578

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Factors US Blend Style	$5,382,743	$908,358	$(67,506)	$840,852
Factors US Growth Style	3,633,404	712,699	(80,051)	632,648
Factors US Mid Blend Style	5,560,405	893,490	(106,494)	786,996
Factors US Small Blend Style	5,943,738	1,066,665	(277,193)	789,472
Factors US Value Style	5,173,522	449,734	(258,220)	191,514

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or

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Notes to Financial Statements (unaudited) (continued)

industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

			Period Ended 09/30/20
iShares ETF			Shares	Amount
Factors US Blend Style
Shares sold			200,000	$5,139,661

	Six Months Ended 09/30/20		Period Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Factors US Growth Style
Shares sold	—	$—	200,000	$4,992,678
Shares redeemed	(50,000)	(1,416,764)	—	—

Net increase (decrease)	(50,000)	$(1,416,764)	200,000	$4,992,678

			Period Ended 09/30/20
iShares ETF			Shares	Amount
Factors US Mid Blend Style
Shares sold			200,000	$5,109,300

Factors US Small Blend Style
Shares sold			200,000	$5,091,137

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/20		Period Ended 03/31/20
iShares ETF	Shares	Amount	Shares	Amount
Factors US Value Style
Shares sold	100,000	$1,668,542	200,000	$5,017,536
Shares redeemed	(50,000)	(1,053,563)	—	—

Net increase	50,000	$614,979	200,000	$5,017,536

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Factors US Blend Style ETF, iShares Factors US Small Blend Style ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 1-3, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract  (continued)

do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares Factors US Growth Style ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 12-13, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled

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Board Review and Approval of Investment Advisory Contract  (continued)

meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares Factors US Mid Blend Style ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held

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Board Review and Approval of Investment Advisory Contract  (continued)

on December 1-3, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within the range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts,

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Board Review and Approval of Investment Advisory Contract  (continued)

particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares Factors US Value Style ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 12-13, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within the range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be

69	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	70

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Factors US Growth Style(a)	$0.123120	$—	$0.001111	$0.124231	99%	—%	1%	100%
Factors US Value Style(a)	0.263277	—	0.004445	0.267722	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	72

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-314-0920

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Screened S&P 500 ETF | XVV | CBOE

•	iShares ESG Screened S&P Mid-Cap ETF | XJH | CBOE

•	iShares ESG Screened S&P Small-Cap ETF | XJR | CBOE

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2020	iShares® ESG Screened S&P 500 ETF

Investment Objective

The iShares ESG Screened S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P 500 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	1.62%
Fund Market	1.86
Index	1.60

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (09/22/20)	(a)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,016.20	$0.02		$1,000.00	$1,024.70	$0.41		0.08%

(a)	The beginning of the period (commencement of operations) is September 22, 2020.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (8 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	30.8%
Health Care	14.0
Consumer Discretionary	12.7
Communication Services	11.8
Financials	10.2
Industrials	6.6
Consumer Staples	6.2
Real Estate	2.9
Materials	2.7
Utilities	1.5
Energy	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	7.3%
Microsoft Corp.	6.3
Amazon.com Inc.	5.3
Facebook Inc., Class A	2.5
Alphabet Inc., Class A	1.7
Alphabet Inc., Class C	1.7
Berkshire Hathaway Inc., Class B	1.7
Procter & Gamble Co. (The)	1.4
Visa Inc., Class A	1.3
NVIDIA Corp.	1.3

F U N D S U M M A R Y	4

Fund Summary as of September 30, 2020	iShares® ESG Screened S&P Mid-Cap ETF

Investment Objective

The iShares ESG Screened S&P Mid Cap ETF (the “Fund”) ) seeks to track the investment results of an index composed of mid-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P MidCap 400 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	1.75%
Fund Market	1.95
Index	1.72

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (09/22/20)	(a)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,017.50	$0.03		$1,000.00	$1,024.50	$0.61		0.12%

(a)	The beginning of the period (commencement of operations) is September 22, 2020.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (8 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	18.7%
Information Technology	16.4
Consumer Discretionary	15.5
Financials	14.3
Health Care	11.1
Real Estate	9.9
Materials	6.1
Consumer Staples	3.6
Utilities	2.3
Communication Services	1.9
Energy	0.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Pool Corp.	0.9%
FactSet Research Systems Inc.	0.8
Fair Isaac Corp.	0.8
Trimble Inc.	0.8
Generac Holdings Inc.	0.8
SolarEdge Technologies Inc.	0.8
Masimo Corp.	0.8
Monolithic Power Systems Inc.	0.8
Cognex Corp.	0.7
Charles River Laboratories International Inc.	0.7

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Fund Summary as of September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF

Investment Objective

The iShares ESG Screened S&P Small Cap ETF (the “Fund”) )seeks to track the investment results of an index composed of small-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P SmallCap 600 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	1.23%
Fund Market	1.39
Index	1.29

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (09/22/20)	(a)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,012.30	$0.03		$1,000.00	$1,024.50	$0.61		0.12%

(a)	The beginning of the period (commencement of operations) is September 22, 2020.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (8 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	18.9%
Consumer Discretionary	14.7
Financials	14.3
Information Technology	14.2
Health Care	14.2
Real Estate	8.8
Materials	5.2
Consumer Staples	3.6
Communication Services	2.8
Utilities	1.7
Energy	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Momenta Pharmaceuticals Inc.	1.0%
Simpson Manufacturing Co. Inc.	0.7
Stamps.com Inc.	0.7
Meritage Homes Corp.	0.7
Neogen Corp.	0.7
NeoGenomics Inc.	0.7
Kinsale Capital Group Inc.	0.7
Exponent Inc.	0.6
Proto Labs Inc.	0.6
UFP Industries Inc.	0.6

F U N D S U M M A R Y	6

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Howmet Aerospace Inc.	80	$1,338
Teledyne Technologies Inc.(a)	8	2,482
TransDigm Group Inc.	12	5,701

		9,521

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	28	2,861
Expeditors International of Washington Inc.	32	2,897
FedEx Corp.	48	12,073
United Parcel Service Inc., Class B	143	23,828

		41,659

Airlines — 0.2%
Alaska Air Group Inc.	24	879
American Airlines Group Inc.	100	1,229
Delta Air Lines Inc.	128	3,914
Southwest Airlines Co.	116	4,350
United Airlines Holdings Inc.(a)	60	2,085

		12,457

Auto Components — 0.1%
Aptiv PLC	55	5,042
BorgWarner Inc.	40	1,550

		6,592

Automobiles — 0.2%
Ford Motor Co.	780	5,195
General Motors Co.	252	7,457

		12,652

Banks — 3.3%
Bank of America Corp.	1,541	37,123
Citigroup Inc.	421	18,149
Citizens Financial Group Inc.	84	2,124
Comerica Inc.	28	1,071
Fifth Third Bancorp	144	3,070
First Republic Bank/CA	36	3,926
Huntington Bancshares Inc./OH	204	1,871
JPMorgan Chase & Co.	616	59,302
KeyCorp	196	2,338
M&T Bank Corp.	24	2,210
People’s United Financial Inc.	84	866
PNC Financial Services Group Inc. (The)	86	9,452
Regions Financial Corp.	192	2,214
SVB Financial Group(a)	12	2,888
Truist Financial Corp.	268	10,197
U.S. Bancorp	272	9,751
Zions Bancorp NA	32	935

		167,487

Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	36	2,712
Coca-Cola Co. (The)	781	38,558
Constellation Brands Inc., Class A	34	6,443
Molson Coors Beverage Co., Class B	36	1,208
Monster Beverage Corp.(a)	75	6,015
PepsiCo Inc.	280	38,808

		93,744

Biotechnology — 2.3%
AbbVie Inc.	357	31,269
Alexion Pharmaceuticals Inc.(a)	44	5,035
Amgen Inc.	118	29,991
Biogen Inc.(a)	32	9,078

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences Inc.	252	$15,924
Incyte Corp.(a)	36	3,231
Regeneron Pharmaceuticals Inc.(a)	21	11,755
Vertex Pharmaceuticals Inc.(a)	52	14,150

		120,433

Building Products — 0.5%
A O Smith Corp.	28	1,478
Allegion PLC	20	1,978
Carrier Global Corp.	164	5,008
Fortune Brands Home & Security Inc.	28	2,423
Johnson Controls International PLC	148	6,046
Masco Corp.	52	2,867
Trane Technologies PLC	48	5,820

		25,620

Capital Markets — 2.8%
Ameriprise Financial Inc.	24	3,699
Bank of New York Mellon Corp. (The)	164	5,632
BlackRock Inc.(b)	28	15,779
Cboe Global Markets Inc.	20	1,755
Charles Schwab Corp. (The)	232	8,405
CME Group Inc.	72	12,046
E*TRADE Financial Corp.	44	2,202
Franklin Resources Inc.	52	1,058
Goldman Sachs Group Inc. (The)	70	14,068
Intercontinental Exchange Inc.	112	11,206
Invesco Ltd.	76	867
MarketAxess Holdings Inc.	8	3,853
Moody’s Corp.	32	9,275
Morgan Stanley	240	11,604
MSCI Inc.	17	6,065
Nasdaq Inc.	24	2,945
Northern Trust Corp.	40	3,119
Raymond James Financial Inc.	24	1,746
S&P Global Inc.	49	17,670
State Street Corp.	72	4,272
T Rowe Price Group Inc.	46	5,898

		143,164

Chemicals — 1.9%
Air Products & Chemicals Inc.	45	13,404
Albemarle Corp.	20	1,786
Celanese Corp.	24	2,579
CF Industries Holdings Inc.	44	1,351
Corteva Inc.	148	4,264
Dow Inc.	148	6,963
Eastman Chemical Co.	28	2,187
Ecolab Inc.	50	9,992
FMC Corp.	26	2,754
International Flavors & Fragrances Inc.	22	2,694
Linde PLC	106	25,242
LyondellBasell Industries NV, Class A	52	3,665
Mosaic Co. (The)	68	1,242
PPG Industries Inc.	48	5,860
Sherwin-Williams Co. (The)	17	11,845

		95,828

Commercial Services & Supplies — 0.5%
Cintas Corp.	18	5,991
Copart Inc.(a)	40	4,206
Republic Services Inc.	42	3,921
Rollins Inc.	28	1,517

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	79	$8,941

		24,576

Communications Equipment — 0.9%
Arista Networks Inc.(a)	12	2,483
Cisco Systems Inc.	855	33,678
F5 Networks Inc.(a)	12	1,473
Juniper Networks Inc.	68	1,462
Motorola Solutions Inc.	34	5,332

		44,428

Construction & Engineering — 0.0%
Quanta Services Inc.	28	1,480

Construction Materials — 0.1%
Martin Marietta Materials Inc.	12	2,824
Vulcan Materials Co.	28	3,795

		6,619

Consumer Finance — 0.5%
American Express Co.	132	13,233
Capital One Financial Corp.	92	6,611
Discover Financial Services	60	3,467
Synchrony Financial	108	2,826

		26,137

Containers & Packaging — 0.4%
Amcor PLC	312	3,448
Avery Dennison Corp.	16	2,045
Ball Corp.	64	5,320
International Paper Co.	80	3,243
Packaging Corp. of America	20	2,181
Sealed Air Corp.	32	1,242
Westrock Co.	52	1,806

		19,285

Distributors — 0.1%
Genuine Parts Co.	28	2,665
LKQ Corp.(a)	56	1,553

		4,218

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)	401	85,389

Diversified Telecommunication Services — 1.8%
AT&T Inc.	1,440	41,054
CenturyLink Inc.	196	1,978
Verizon Communications Inc.	836	49,734

		92,766

Electric Utilities — 0.9%
Edison International	76	3,864
Entergy Corp.	40	3,941
Eversource Energy	68	5,681
Exelon Corp.	196	7,009
NextEra Energy Inc.	99	27,479

		47,974

Electrical Equipment — 0.5%
AMETEK Inc.	46	4,572
Eaton Corp. PLC	80	8,163
Emerson Electric Co.	120	7,869
Rockwell Automation Inc.	24	5,296

		25,900

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	60	6,496

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CDW Corp./DE	28	$3,347
Corning Inc.	152	4,926
IPG Photonics Corp.(a)	8	1,360
Keysight Technologies Inc.(a)	36	3,556
TE Connectivity Ltd.	67	6,549
Zebra Technologies Corp., Class A(a)	12	3,029

		29,263

Energy Equipment & Services — 0.2%
Baker Hughes Co.	132	1,754
Halliburton Co.	176	2,121
National Oilwell Varco Inc.	76	689
Schlumberger Ltd.	276	4,294
TechnipFMC PLC	84	530

		9,388

Entertainment — 2.2%
Activision Blizzard Inc.	156	12,628
Electronic Arts Inc.(a)	58	7,564
Live Nation Entertainment Inc.(a)	28	1,509
Netflix Inc.(a)	89	44,503
Take-Two Interactive Software Inc.(a)	24	3,965
Walt Disney Co. (The)	365	45,289

		115,458

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.	24	3,840
American Tower Corp.	90	21,756
Apartment Investment & Management Co., Class A	28	944
AvalonBay Communities Inc.	28	4,181
Boston Properties Inc.	28	2,248
Crown Castle International Corp.	84	13,986
Digital Realty Trust Inc.	54	7,925
Duke Realty Corp.	72	2,657
Equinix Inc.	18	13,682
Equity Residential	68	3,490
Essex Property Trust Inc.	13	2,610
Extra Space Storage Inc.	26	2,782
Federal Realty Investment Trust	12	881
Healthpeak Properties Inc.	108	2,932
Host Hotels & Resorts Inc.	140	1,511
Iron Mountain Inc.	56	1,500
Kimco Realty Corp.	88	991
Mid-America Apartment Communities Inc.	24	2,783
Prologis Inc.	148	14,892
Public Storage	32	7,127
Realty Income Corp.	68	4,131
Regency Centers Corp.	32	1,217
SBA Communications Corp.	24	7,643
Simon Property Group Inc.	60	3,881
SL Green Realty Corp.	16	742
UDR Inc.	60	1,957
Ventas Inc.	76	3,189
Vornado Realty Trust	32	1,079
Welltower Inc.	84	4,628
Weyerhaeuser Co.	148	4,221

		145,406

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	89	31,595
Kroger Co. (The)	156	5,290
Sysco Corp.	100	6,222

9	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	144	$5,173

		48,280

Food Products — 1.2%
Archer-Daniels-Midland Co.	112	5,207
Campbell Soup Co.	40	1,935
Conagra Brands Inc.	96	3,428
General Mills Inc.	123	7,587
Hershey Co. (The)	30	4,300
Hormel Foods Corp.	56	2,738
JM Smucker Co. (The)	24	2,772
Kellogg Co.	52	3,359
Kraft Heinz Co. (The)	128	3,834
Lamb Weston Holdings Inc.	28	1,855
McCormick & Co. Inc./MD, NVS	25	4,852
Mondelez International Inc., Class A	289	16,603
Tyson Foods Inc., Class A	60	3,569

		62,039

Gas Utilities — 0.0%
Atmos Energy Corp.	24	2,294

Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	358	38,961
ABIOMED Inc.(a)	9	2,494
Align Technology Inc.(a)	16	5,238
Baxter International Inc.	100	8,042
Becton Dickinson and Co.	59	13,728
Boston Scientific Corp.(a)	289	11,043
Cooper Companies Inc. (The)	10	3,371
Danaher Corp.	128	27,562
Dentsply Sirona Inc.	44	1,924
DexCom Inc.(a)	20	8,245
Edwards Lifesciences Corp.(a)	124	9,898
Hologic Inc.(a)	52	3,456
IDEXX Laboratories Inc.(a)	17	6,683
Intuitive Surgical Inc.(a)	24	17,029
Medtronic PLC	272	28,266
ResMed Inc.	29	4,972
Steris PLC	17	2,995
Stryker Corp.	66	13,752
Teleflex Inc.	9	3,064
Varian Medical Systems Inc.(a)	20	3,440
West Pharmaceutical Services Inc.	16	4,398
Zimmer Biomet Holdings Inc.	42	5,718

		224,279

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	28	2,714
Anthem Inc.	50	13,430
Cardinal Health Inc.	60	2,817
Centene Corp.(a)	116	6,766
Cigna Corp.	74	12,536
CVS Health Corp.	264	15,418
DaVita Inc.(a)	16	1,370
HCA Healthcare Inc.	52	6,483
Henry Schein Inc.(a)	28	1,646
Humana Inc.	28	11,589
Laboratory Corp. of America Holdings(a)	20	3,765
McKesson Corp.	32	4,766
Quest Diagnostics Inc.	28	3,206
UnitedHealth Group Inc.	192	59,860

Security	Shares	Value

Health Care Providers & Services (continued)
Universal Health Services Inc., Class B	16	$1,712

		148,078

Health Care Technology — 0.1%
Cerner Corp.	60	4,337

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	104	1,579
Chipotle Mexican Grill Inc.(a)	6	7,462
Darden Restaurants Inc.	26	2,619
Domino’s Pizza Inc.	8	3,402
Hilton Worldwide Holdings Inc.	56	4,778
Las Vegas Sands Corp.	64	2,986
Marriott International Inc./MD, Class A	52	4,814
McDonald’s Corp.	150	32,924
MGM Resorts International	80	1,740
Norwegian Cruise Line Holdings Ltd.(a)	56	958
Royal Caribbean Cruises Ltd.	36	2,331
Starbucks Corp.	236	20,277
Wynn Resorts Ltd.	20	1,436
Yum! Brands Inc.	60	5,478

		92,784

Household Durables — 0.5%
DR Horton Inc.	68	5,143
Garmin Ltd.	30	2,846
Leggett & Platt Inc.	28	1,153
Lennar Corp., Class A	56	4,574
Mohawk Industries Inc.(a)	12	1,171
Newell Brands Inc.	76	1,304
NVR Inc.(a)	1	4,083
PulteGroup Inc.	52	2,407
Whirlpool Corp.	12	2,207

		24,888

Household Products — 2.0%
Church & Dwight Co. Inc.	48	4,498
Clorox Co. (The)	26	5,464
Colgate-Palmolive Co.	172	13,270
Kimberly-Clark Corp.	68	10,041
Procter & Gamble Co. (The)	503	69,912

		103,185

Industrial Conglomerates — 0.4%
General Electric Co.	1,748	10,890
Roper Technologies Inc.	21	8,297

		19,187

Insurance — 2.0%
Aflac Inc.	132	4,798
Allstate Corp. (The)	64	6,025
American International Group Inc.	171	4,708
Aon PLC, Class A	48	9,902
Arthur J Gallagher & Co.	40	4,223
Assurant Inc.	12	1,456
Chubb Ltd.	92	10,683
Cincinnati Financial Corp.	28	2,183
Everest Re Group Ltd.	8	1,580
Globe Life Inc.	20	1,598
Hartford Financial Services Group Inc. (The)	72	2,654
Lincoln National Corp.	36	1,128
Loews Corp.	48	1,668
Marsh & McLennan Companies Inc.	102	11,700
MetLife Inc.	152	5,650

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Principal Financial Group Inc.	52	$2,094
Progressive Corp. (The)	118	11,171
Prudential Financial Inc.	80	5,082
Travelers Companies Inc. (The)	52	5,626
Unum Group	40	673
Willis Towers Watson PLC	26	5,429
WR Berkley Corp.	28	1,712

		101,743

Interactive Media & Services — 6.1%
Alphabet Inc., Class A(a)	61	89,402
Alphabet Inc., Class C, NVS(a)	60	88,176
Facebook Inc., Class A(a)	486	127,283
Twitter Inc.(a)	156	6,942

		311,803

Internet & Direct Marketing Retail — 5.7%
Amazon.com Inc.(a)	86	270,791
Booking Holdings Inc.(a)	9	15,396
eBay Inc.	132	6,877
Expedia Group Inc.	28	2,567

		295,631

IT Services — 6.1%
Accenture PLC, Class A	128	28,927
Akamai Technologies Inc.(a)	32	3,537
Automatic Data Processing Inc.	87	12,136
Broadridge Financial Solutions Inc.	24	3,168
Cognizant Technology Solutions Corp., Class A	108	7,497
DXC Technology Co.	52	928
Fidelity National Information Services Inc.	124	18,254
Fiserv Inc.(a)	112	11,542
FleetCor Technologies Inc.(a)	17	4,048
Gartner Inc.(a)	18	2,249
Global Payments Inc.	60	10,655
International Business Machines Corp.	180	21,901
Jack Henry & Associates Inc.	16	2,601
Leidos Holdings Inc.	28	2,496
Mastercard Inc., Class A	178	60,194
Paychex Inc.	64	5,105
PayPal Holdings Inc.(a)	237	46,696
VeriSign Inc.(a)	20	4,097
Visa Inc., Class A	341	68,190
Western Union Co. (The)	84	1,800

		316,021

Leisure Products — 0.0%
Hasbro Inc.	24	1,985

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	62	6,258
Bio-Rad Laboratories Inc., Class A(a)	4	2,062
Illumina Inc.(a)	30	9,273
IQVIA Holdings Inc.(a)	40	6,305
Mettler-Toledo International Inc.(a)	5	4,829
PerkinElmer Inc.	24	3,012
Thermo Fisher Scientific Inc.	80	35,322
Waters Corp.(a)	12	2,348

		69,409

Machinery — 1.8%
Caterpillar Inc.	109	16,257
Cummins Inc.	30	6,335
Deere & Co.	64	14,184

Security	Shares	Value

Machinery (continued)
Dover Corp.	28	$3,033
Flowserve Corp.	24	655
Fortive Corp.	68	5,182
IDEX Corp.	16	2,919
Illinois Tool Works Inc.	58	11,206
Ingersoll Rand Inc.(a)	76	2,706
Otis Worldwide Corp.	80	4,994
PACCAR Inc.	68	5,799
Parker-Hannifin Corp.	26	5,261
Pentair PLC	32	1,465
Snap-on Inc.	12	1,766
Stanley Black & Decker Inc.	32	5,190
Westinghouse Air Brake Technologies Corp.	36	2,228
Xylem Inc./NY	36	3,028

		92,208

Media — 1.5%
Charter Communications Inc., Class A(a)	30	18,730
Comcast Corp., Class A	921	42,605
Discovery Inc., Class A(a)	32	697
Discovery Inc., Class C, NVS(a)	60	1,176
DISH Network Corp., Class A(a)	48	1,393
Fox Corp., Class A, NVS	68	1,892
Fox Corp., Class B(a)	32	895
Interpublic Group of Companies Inc. (The)	76	1,267
News Corp., Class A, NVS	76	1,066
News Corp., Class B	24	336
Omnicom Group Inc.	44	2,178
ViacomCBS Inc., Class B, NVS	112	3,137

		75,372

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	288	4,504
Newmont Corp.	160	10,152
Nucor Corp.	60	2,692

		17,348

Multi-Utilities — 0.4%
CenterPoint Energy Inc.	108	2,090
Consolidated Edison Inc.	68	5,290
Public Service Enterprise Group Inc.	100	5,491
Sempra Energy	58	6,865

		19,736

Multiline Retail — 0.6%
Dollar General Corp.	50	10,481
Dollar Tree Inc.(a)	48	4,384
Target Corp.	100	15,742

		30,607

Oil, Gas & Consumable Fuels — 0.5%
HollyFrontier Corp.	28	552
Kinder Morgan Inc./DE	388	4,784
Marathon Petroleum Corp.	128	3,755
ONEOK Inc.	88	2,286
Phillips 66	88	4,562
Valero Energy Corp.	80	3,466
Williams Companies Inc. (The)	244	4,795

		24,200

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	46	10,040

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	455	27,432

11	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	160	$23,683
Merck & Co. Inc.	511	42,387
Mylan NV(a)	104	1,542
Perrigo Co. PLC	28	1,286
Pfizer Inc.	1,123	41,214
Zoetis Inc.	96	15,876

		153,420

Professional Services — 0.3%
IHS Markit Ltd.	76	5,967
Nielsen Holdings PLC	72	1,021
Robert Half International Inc.	24	1,270
Verisk Analytics Inc.	32	5,930

		14,188

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	68	3,194

Road & Rail — 1.2%
CSX Corp.	155	12,039
JB Hunt Transport Services Inc.	16	2,022
Kansas City Southern	20	3,617
Norfolk Southern Corp.	52	11,128
Old Dominion Freight Line Inc.	20	3,618
Union Pacific Corp.	137	26,971

		59,395

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices Inc.(a)	236	19,350
Analog Devices Inc.	75	8,755
Applied Materials Inc.	184	10,939
Broadcom Inc.	81	29,510
Intel Corp.	859	44,479
KLA Corp.	32	6,200
Lam Research Corp.	29	9,621
Maxim Integrated Products Inc.	52	3,516
Microchip Technology Inc.	52	5,343
Micron Technology Inc.(a)	224	10,519
NVIDIA Corp.	125	67,652
Qorvo Inc.(a)	24	3,096
QUALCOMM Inc.	228	26,831
Skyworks Solutions Inc.	34	4,947
Texas Instruments Inc.	184	26,273
Xilinx Inc.	48	5,004

		282,035

Software — 10.1%
Adobe Inc.(a)	97	47,572
ANSYS Inc.(a)	17	5,563
Autodesk Inc.(a)	44	10,164
Cadence Design Systems Inc.(a)	56	5,971
Citrix Systems Inc.	24	3,305
Fortinet Inc.(a)	28	3,299
Intuit Inc.	53	17,289
Microsoft Corp.	1,529	321,595
NortonLifeLock Inc.	116	2,417
Oracle Corp.	391	23,343
Paycom Software Inc.(a)	10	3,113
salesforce.com Inc.(a)	184	46,243
ServiceNow Inc.(a)	40	19,400
Synopsys Inc.(a)	32	6,847
Tyler Technologies Inc.(a)	8	2,789

		518,910

Security	Shares	Value

Specialty Retail — 2.7%
Advance Auto Parts Inc.	14	$2,149
AutoZone Inc.(a)	5	5,888
Best Buy Co. Inc.	47	5,231
CarMax Inc.(a)	32	2,941
Gap Inc. (The)	40	681
Home Depot Inc. (The)	218	60,541
L Brands Inc.	48	1,527
Lowe’s Companies Inc.	152	25,211
O’Reilly Automotive Inc.(a)	16	7,377
Ross Stores Inc.	72	6,719
Tiffany & Co.	22	2,549
TJX Companies Inc. (The)	240	13,356
Tractor Supply Co.	24	3,440
Ulta Beauty Inc.(a)	12	2,688

		140,298

Technology Hardware, Storage & Peripherals — 7.6%
Apple Inc.	3,248	376,151
Hewlett Packard Enterprise Co.	256	2,398
HP Inc.	276	5,241
NetApp Inc.	44	1,929
Seagate Technology PLC	44	2,168
Western Digital Corp.	60	2,193
Xerox Holdings Corp.	36	676

		390,756

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	68	1,071
Nike Inc., Class B	252	31,636
PVH Corp.	16	954
Ralph Lauren Corp.	8	544
Tapestry Inc.	56	875
Under Armour Inc., Class A(a)	36	404
Under Armour Inc., Class C, NVS(a)	40	394
VF Corp.	64	4,496

		40,374

Trading Companies & Distributors — 0.2%
Fastenal Co.	116	5,230
United Rentals Inc.(a)	16	2,792
WW Grainger Inc.	9	3,211

		11,233

Water Utilities — 0.1%
American Water Works Co. Inc.	36	5,216

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	116	13,266

Total Common Stocks — 99.9% (Cost: $5,054,735)		5,135,183

Total Investments in Securities — 99.9% (Cost: $5,054,735)		5,135,183

Other Assets, Less Liabilities — 0.1%		4,453

Net Assets — 100.0%		$5,139,636

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P 500 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/22/20	(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Inc	$—		$15,422	$—	$—	$357	$15,779	28	$—	$—

(a)	The Fund commenced operations on September 22, 2020.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,135,183	$—	$—	$5,135,183

See notes to financial statements.

13	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	209	$18,956
Curtiss-Wright Corp.	137	12,776
Hexcel Corp.	276	9,260
Mercury Systems Inc.(a)	184	14,253

		55,245

Air Freight & Logistics — 0.5%
XPO Logistics Inc.(a)	300	25,398

Airlines — 0.2%
JetBlue Airways Corp.(a)	896	10,152

Auto Components — 1.3%
Adient PLC(a)	308	5,338
Dana Inc.	476	5,864
Delphi Technologies PLC(a)	284	4,746
Gentex Corp.	808	20,806
Goodyear Tire & Rubber Co. (The)	768	5,890
Lear Corp.	180	19,629
Visteon Corp.(a)	92	6,368

		68,641

Automobiles — 0.6%
Harley-Davidson Inc.	504	12,368
Thor Industries Inc.	182	17,337

		29,705

Banks — 5.6%
Associated Banc-Corp.	504	6,360
BancorpSouth Bank	316	6,124
Bank of Hawaii Corp.	132	6,669
Bank OZK	396	8,443
Cathay General Bancorp	248	5,377
CIT Group Inc.	324	5,738
Commerce Bancshares Inc.	330	18,576
Cullen/Frost Bankers Inc.	184	11,767
East West Bancorp. Inc.	464	15,191
First Financial Bankshares Inc.	468	13,062
First Horizon National Corp.	1,820	17,163
FNB Corp.	1,064	7,214
Fulton Financial Corp.	532	4,964
Glacier Bancorp. Inc.	312	10,000
Hancock Whitney Corp.	284	5,342
Home BancShares Inc./AR	500	7,580
International Bancshares Corp.	184	4,795
PacWest Bancorp	384	6,559
Pinnacle Financial Partners Inc.	248	8,826
Prosperity Bancshares Inc.	304	15,756
Signature Bank/New York NY	176	14,606
Sterling Bancorp./DE	640	6,733
Synovus Financial Corp.	484	10,246
TCF Financial Corp.	500	11,680
Texas Capital Bancshares Inc.(a)	168	5,230
Trustmark Corp.	208	4,453
UMB Financial Corp.	142	6,959
Umpqua Holdings Corp.	724	7,689
United Bankshares Inc./WV	428	9,189
Valley National Bancorp	1,328	9,097
Webster Financial Corp.	296	7,817
Wintrust Financial Corp.	188	7,529

		286,734

Security	Shares	Value

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	30	$26,501

Biotechnology — 1.5%
Arrowhead Pharmaceuticals Inc.(a)	336	14,468
Emergent BioSolutions Inc.(a)	148	15,293
Exelixis Inc.(a)	1,016	24,841
Ligand Pharmaceuticals Inc.(a)	52	4,957
United Therapeutics Corp.(a)	146	14,746

		74,305

Building Products — 1.9%
Builders FirstSource Inc.(a)	384	12,526
Lennox International Inc.	114	31,078
Owens Corning	356	24,496
Trex Co. Inc.(a)	381	27,280

		95,380

Capital Markets — 2.7%
Affiliated Managers Group Inc.	152	10,394
Eaton Vance Corp., NVS	376	14,344
Evercore Inc., Class A	134	8,772
FactSet Research Systems Inc.	125	41,860
Federated Hermes Inc.	312	6,711
Interactive Brokers Group Inc., Class A	260	12,566
Janus Henderson Group PLC	496	10,773
SEI Investments Co.	400	20,288
Stifel Financial Corp.	226	11,426

		137,134

Chemicals — 2.6%
Ashland Global Holdings Inc.	180	12,766
Avient Corp.	300	7,938
Cabot Corp.	184	6,630
Chemours Co. (The)	540	11,291
Ingevity Corp.(a)	136	6,724
Minerals Technologies Inc.	112	5,723
NewMarket Corp.	24	8,216
RPM International Inc.	428	35,455
Scotts Miracle-Gro Co. (The)	134	20,490
Sensient Technologies Corp.	140	8,084
Valvoline Inc.	608	11,576

		134,893

Commercial Services & Supplies — 2.2%
Brink’s Co. (The)	168	6,903
Clean Harbors Inc.(a)	168	9,413
Healthcare Services Group Inc.	244	5,253
Herman Miller Inc.	192	5,791
HNI Corp.	140	4,393
IAA Inc.(a)	440	22,911
KAR Auction Services Inc.	424	6,106
MSA Safety Inc.	119	15,966
Stericycle Inc.(a)	302	19,044
Tetra Tech Inc.	177	16,904

		112,684

Communications Equipment — 1.1%
Ciena Corp.(a)	507	20,123
InterDigital Inc.	100	5,706
Lumentum Holdings Inc.(a)	248	18,632
NetScout Systems Inc.(a)	240	5,239
ViaSat Inc.(a)	212	7,291

		56,991

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 1.1%
AECOM(a)	528	$22,091
Dycom Industries Inc.(a)	104	5,493
EMCOR Group Inc.	180	12,188
MasTec Inc.(a)	184	7,765
Valmont Industries Inc.	70	8,693

		56,230

Construction Materials — 0.2%
Eagle Materials Inc.	138	11,912

Consumer Finance — 0.5%
LendingTree Inc.(a)	26	7,979
Navient Corp.	640	5,408
SLM Corp.	1,236	9,999

		23,386

Containers & Packaging — 1.2%
AptarGroup Inc.	212	23,998
Greif Inc., Class A, NVS	88	3,187
O-I Glass Inc.	516	5,465
Silgan Holdings Inc.	260	9,560
Sonoco Products Co.	330	16,853

		59,063

Distributors — 0.9%
Pool Corp.	131	43,825

Diversified Consumer Services — 1.1%
Adtalem Global Education Inc.(a)	172	4,221
Graham Holdings Co., Class B	13	5,253
Grand Canyon Education Inc.(a)	156	12,471
Service Corp. International	580	24,464
Strategic Education Inc.	80	7,318
WW International Inc.(a)	156	2,944

		56,671

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	712	12,816

Electric Utilities — 0.2%
Hawaiian Electric Industries Inc.	360	11,966

Electrical Equipment — 2.8%
Acuity Brands Inc.	130	13,305
EnerSys	140	9,397
Generac Holdings Inc.(a)	206	39,890
Hubbell Inc.	178	24,358
nVent Electric PLC	560	9,906
Regal Beloit Corp.	134	12,579
Sunrun Inc.(a)	418	32,215

		141,650

Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics Inc.(a)	256	20,137
Avnet Inc.	324	8,372
Belden Inc.	148	4,606
Cognex Corp.	569	37,042
Coherent Inc.(a)	80	8,874
II-VI Inc.(a)	340	13,790
Jabil Inc.	444	15,212
Littelfuse Inc.	80	14,187
National Instruments Corp.	432	15,422
SYNNEX Corp.	136	19,048
Trimble Inc.(a)	824	40,129

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	436	$6,789

		203,608

Energy Equipment & Services — 0.1%
ChampionX Corp.(a)	612	4,890

Entertainment — 0.2%
Cinemark Holdings Inc.	352	3,520
World Wrestling Entertainment Inc., Class A	152	6,151

		9,671

Equity Real Estate Investment Trusts (REITs) — 9.6%
American Campus Communities Inc.	452	15,784
Brixmor Property Group Inc.	976	11,409
Camden Property Trust	320	28,474
CoreSite Realty Corp.	140	16,643
Corporate Office Properties Trust	368	8,729
Cousins Properties Inc.	488	13,952
CyrusOne Inc.	384	26,892
Douglas Emmett Inc.	544	13,654
EastGroup Properties Inc.	129	16,684
EPR Properties	244	6,710
First Industrial Realty Trust Inc.	420	16,716
GEO Group Inc. (The)	400	4,536
Healthcare Realty Trust Inc.	448	13,494
Highwoods Properties Inc.	340	11,414
Hudson Pacific Properties Inc.	504	11,053
JBG SMITH Properties	368	9,840
Kilroy Realty Corp.	344	17,874
Lamar Advertising Co., Class A	284	18,792
Life Storage Inc.	154	16,212
Macerich Co. (The)	368	2,499
Medical Properties Trust Inc.	1,740	30,676
National Retail Properties Inc.	572	19,740
Omega Healthcare Investors Inc.	748	22,395
Park Hotels & Resorts Inc.	776	7,752
Pebblebrook Hotel Trust	432	5,413
Physicians Realty Trust	684	12,250
PotlatchDeltic Corp.	220	9,262
PS Business Parks Inc., Class A	66	8,078
Rayonier Inc.	448	11,845
Rexford Industrial Realty Inc.	408	18,670
Sabra Health Care REIT Inc.	676	9,319
Service Properties Trust	540	4,293
Spirit Realty Capital Inc.	340	11,475
STORE Capital Corp.	752	20,627
Taubman Centers Inc.	204	6,791
Urban Edge Properties	360	3,499
Weingarten Realty Investors	396	6,716

		490,162

Food & Staples Retailing — 0.5%
BJ’s Wholesale Club Holdings Inc.(a)	455	18,905
Sprouts Farmers Market Inc.(a)	388	8,121

		27,026

Food Products — 2.1%
Darling Ingredients Inc.(a)	532	19,168
Flowers Foods Inc.	648	15,766
Hain Celestial Group Inc. (The)(a)	276	9,467
Ingredion Inc.	220	16,650
Lancaster Colony Corp.	64	11,443
Pilgrim’s Pride Corp.(a)	160	2,394

15	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Post Holdings Inc.(a)	207	$17,802
Sanderson Farms Inc.	65	7,668
Tootsie Roll Industries Inc.	56	1,730
TreeHouse Foods Inc.(a)	184	7,458

		109,546

Gas Utilities — 1.2%
New Jersey Resources Corp.	316	8,538
ONE Gas Inc.	174	12,008
Southwest Gas Holdings Inc.	184	11,610
Spire Inc.	168	8,938
UGI Corp.	684	22,558

		63,652

Health Care Equipment & Supplies — 3.5%
Avanos Medical Inc.(a)	156	5,182
Cantel Medical Corp.	124	5,448
Globus Medical Inc., Class A(a)	248	12,281
Haemonetics Corp.(a)	167	14,571
Hill-Rom Holdings Inc.	219	18,289
ICU Medical Inc.(a)	64	11,697
Integra LifeSciences Holdings Corp.(a)	232	10,955
LivaNova PLC(a)	160	7,234
Masimo Corp.(a)	166	39,186
NuVasive Inc.(a)	168	8,160
Penumbra Inc.(a)	110	21,382
Quidel Corp.(a)	125	27,422

		181,807

Health Care Providers & Services — 3.3%
Acadia Healthcare Co. Inc.(a)	292	8,608
Amedisys Inc.(a)	107	25,298
Chemed Corp.	52	24,978
Encompass Health Corp.	328	21,314
HealthEquity Inc.(a)	252	12,945
LHC Group Inc.(a)	104	22,106
MEDNAX Inc.(a)	280	4,558
Molina Healthcare Inc.(a)	195	35,693
Patterson Companies Inc.	284	6,846
Tenet Healthcare Corp.(a)	348	8,530

		170,876

Hotels, Restaurants & Leisure — 4.4%
Boyd Gaming Corp.	264	8,102
Caesars Entertainment Inc.(a)	656	36,775
Choice Hotels International Inc.	95	8,166
Churchill Downs Inc.	117	19,167
Cracker Barrel Old Country Store Inc.	78	8,944
Dunkin’ Brands Group Inc.	270	22,116
Jack in the Box Inc.	75	5,948
Marriott Vacations Worldwide Corp.	135	12,259
Papa John’s International Inc.	108	8,886
Penn National Gaming Inc.(a)	474	34,460
Scientific Games Corp./DE, Class A(a)	184	6,424
Six Flags Entertainment Corp.	248	5,034
Texas Roadhouse Inc.	214	13,009
Wendy’s Co. (The)	588	13,110
Wyndham Destinations Inc.	280	8,613
Wyndham Hotels & Resorts Inc.	306	15,453

		226,466

Household Durables — 1.9%
Helen of Troy Ltd.(a)	83	16,062
KB Home	288	11,056

Security	Shares	Value

Household Durables (continued)
Taylor Morrison Home Corp.(a)	428	$10,525
Tempur Sealy International Inc.(a)	158	14,092
Toll Brothers Inc.	379	18,442
TopBuild Corp.(a)	109	18,605
TRI Pointe Group Inc.(a)	428	7,764

		96,546

Household Products — 0.1%
Energizer Holdings Inc.	192	7,515

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	180	22,027

Insurance — 4.7%
Alleghany Corp.	47	24,461
American Financial Group Inc./OH	236	15,807
Brighthouse Financial Inc.(a)	308	8,288
Brown & Brown Inc.	772	34,948
CNO Financial Group Inc.	468	7,507
First American Financial Corp.	368	18,735
Genworth Financial Inc., Class A(a)	1,664	5,574
Hanover Insurance Group Inc. (The)	124	11,554
Kemper Corp.	202	13,500
Mercury General Corp.	88	3,641
Old Republic International Corp.	932	13,738
Primerica Inc.	130	14,708
Reinsurance Group of America Inc.	224	21,323
RenaissanceRe Holdings Ltd.	168	28,516
RLI Corp.	130	10,885
Selective Insurance Group Inc.	196	10,092

		243,277

Interactive Media & Services — 0.2%
TripAdvisor Inc.	316	6,190
Yelp Inc.(a)	228	4,581

		10,771

Internet & Direct Marketing Retail — 0.4%
Grubhub Inc.(a)	304	21,988

IT Services — 1.8%
Alliance Data Systems Corp.	156	6,549
KBR Inc.	468	10,464
LiveRamp Holdings Inc.(a)	216	11,182
MAXIMUS Inc.	202	13,819
Perspecta Inc.	448	8,714
Sabre Corp.	1,024	6,666
Science Applications International Corp.	192	15,057
WEX Inc.(a)	145	20,151

		92,602

Leisure Products — 0.9%
Brunswick Corp./DE	260	15,317
Mattel Inc.(a)	1,140	13,338
Polaris Inc.	190	17,924

		46,579

Life Sciences Tools & Services — 2.5%
Bio-Techne Corp.	127	31,462
Charles River Laboratories International Inc.(a)	163	36,911
PRA Health Sciences Inc.(a)	210	21,302
Repligen Corp.(a)	161	23,754
Syneos Health Inc.(a)	230	12,227

		125,656

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 5.1%
AGCO Corp.	202	$15,002
Colfax Corp.(a)	332	10,411
Crane Co.	162	8,121
Donaldson Co. Inc.	416	19,311
Graco Inc.	548	33,620
ITT Inc.	284	16,770
Kennametal Inc.	272	7,872
Lincoln Electric Holdings Inc.	196	18,040
Middleby Corp. (The)(a)	183	16,417
Nordson Corp.	177	33,952
Oshkosh Corp.	224	16,464
Terex Corp.	228	4,414
Timken Co. (The)	222	12,037
Toro Co. (The)	353	29,634
Trinity Industries Inc.	292	5,694
Woodward Inc.	191	15,311

		263,070

Marine — 0.1%
Kirby Corp.(a)	196	7,089

Media — 1.4%
AMC Networks Inc., Class A(a)	132	3,262
Cable One Inc.	18	33,938
John Wiley & Sons Inc., Class A	144	4,566
New York Times Co. (The), Class A	476	20,368
TEGNA Inc.	720	8,460

		70,594

Metals & Mining — 1.8%
Commercial Metals Co.	392	7,832
Compass Minerals International Inc.	112	6,647
Reliance Steel & Aluminum Co.	210	21,429
Royal Gold Inc.	216	25,957
Steel Dynamics Inc.	656	18,781
United States Steel Corp.	724	5,314
Worthington Industries Inc.	120	4,894

		90,854

Multi-Utilities — 0.3%
MDU Resources Group Inc.	660	14,850

Multiline Retail — 0.4%
Nordstrom Inc.	356	4,244
Ollie’s Bargain Outlet Holdings Inc.(a)	187	16,334

		20,578

Oil, Gas & Consumable Fuels — 0.1%
World Fuel Services Corp.	208	4,408

Paper & Forest Products — 0.3%
Domtar Corp.	180	4,728
Louisiana-Pacific Corp.	368	10,860

		15,588

Personal Products — 0.3%
Edgewell Personal Care Co.(a)	180	5,019
Nu Skin Enterprises Inc., Class A	168	8,415

		13,434

Pharmaceuticals — 0.3%
Nektar Therapeutics(a)	588	9,755
Prestige Consumer Healthcare Inc.(a)	164	5,973

		15,728

Security	Shares	Value

Professional Services — 1.2%
ASGN Inc.(a)	172	$10,932
CoreLogic Inc.	262	17,730
FTI Consulting Inc.(a)	120	12,717
Insperity Inc.	119	7,793
ManpowerGroup Inc.	192	14,079

		63,251

Real Estate Management & Development — 0.3%
Jones Lang LaSalle Inc.	170	16,262

Road & Rail — 1.0%
Avis Budget Group Inc.(a)	168	4,422
Knight-Swift Transportation Holdings Inc.	416	16,931
Landstar System Inc.	126	15,812
Ryder System Inc.	176	7,434
Werner Enterprises Inc.	192	8,062

		52,661

Semiconductors & Semiconductor Equipment — 5.1%
Cirrus Logic Inc.(a)	192	12,950
CMC Materials Inc.	96	13,710
Cree Inc.(a)	361	23,010
Enphase Energy Inc.(a)	414	34,192
First Solar Inc.(a)	279	18,470
MKS Instruments Inc.	181	19,771
Monolithic Power Systems Inc.	139	38,866
Semtech Corp.(a)	214	11,334
Silicon Laboratories Inc.(a)	144	14,090
SolarEdge Technologies Inc.(a)	165	39,328
Synaptics Inc.(a)	112	9,007
Universal Display Corp.	141	25,484

		260,212

Software — 4.2%
ACI Worldwide Inc.(a)	384	10,034
Blackbaud Inc.	164	9,156
CDK Global Inc.	400	17,436
Ceridian HCM Holding Inc.(a)	427	35,291
CommVault Systems Inc.(a)	152	6,202
Fair Isaac Corp.(a)	95	40,411
j2 Global Inc.(a)	148	10,245
Manhattan Associates Inc.(a)	209	19,957
Paylocity Holding Corp.(a)	122	19,693
PTC Inc.(a)	344	28,456
Qualys Inc.(a)	111	10,879
Teradata Corp.(a)	360	8,172

		215,932

Specialty Retail — 2.5%
Aaron’s Inc.	220	12,463
American Eagle Outfitters Inc.	492	7,286
AutoNation Inc.(a)	192	10,163
Five Below Inc.(a)	184	23,368
Foot Locker Inc.	344	11,362
Murphy USA Inc.(a)	89	11,416
RH(a)	50	19,131
Sally Beauty Holdings Inc.(a)	372	3,233
Urban Outfitters Inc.(a)	224	4,661
Williams-Sonoma Inc.	256	23,153

		126,236

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	424	9,387

17	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s Inc.	144	$12,467
Columbia Sportswear Co.	100	8,698
Deckers Outdoor Corp.(a)	92	20,241
Skechers U.S.A. Inc., Class A(a)	448	13,539

		54,945

Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	368	13,620
New York Community Bancorp. Inc.	1,528	12,637
Washington Federal Inc.	248	5,173

		31,430

Trading Companies & Distributors — 1.0%
GATX Corp.	116	7,395
MSC Industrial Direct Co. Inc., Class A	150	9,492
Univar Solutions Inc.(a)	556	9,385
Watsco Inc.	108	25,152

		51,424

Security	Shares	Value

Water Utilities — 0.6%
Essential Utilities Inc.	733	$29,503

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	328	6,048

Total Common Stocks — 99.9% (Cost: $5,035,528)		5,119,431

Total Investments in Securities — 99.9% (Cost: $5,035,528)		5,119,431

Other Assets, Less Liabilities — 0.1%		5,760

Net Assets — 100.0%		$5,125,191

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,119,431	$—	$—	$5,119,431

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.	268	$5,038
Aerovironment Inc.(a)	177	10,622
Cubic Corp.	256	14,892
Kaman Corp.	228	8,885
National Presto Industries Inc.	42	3,438
Park Aerospace Corp.	152	1,660
Triumph Group Inc.	436	2,838

		47,373

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings Inc.(a)	216	13,154
Echo Global Logistics Inc.(a)	215	5,540
Forward Air Corp.	228	13,083
Hub Group Inc., Class A(a)	271	13,603

		45,380

Airlines — 0.6%
Allegiant Travel Co.	106	12,699
Hawaiian Holdings Inc.	372	4,795
SkyWest Inc.	406	12,123

		29,617

Auto Components — 1.6%
American Axle & Manufacturing Holdings Inc.(a)	924	5,331
Cooper Tire & Rubber Co.	412	13,060
Cooper-Standard Holdings Inc.(a)	130	1,717
Dorman Products Inc.(a)	236	21,330
Gentherm Inc.(a)	264	10,798
LCI Industries	205	21,789
Motorcar Parts of America Inc.(a)	155	2,412
Standard Motor Products Inc.	164	7,323

		83,760

Automobiles — 0.3%
Winnebago Industries Inc.	276	14,261

Banks — 7.3%
Allegiance Bancshares Inc.	153	3,576
Ameris Bancorp	567	12,916
Banc of California Inc.	358	3,623
BancFirst Corp.	150	6,126
Boston Private Financial Holdings Inc.	670	3,698
Brookline Bancorp. Inc.	644	5,567
Cadence BanCorp.	1,018	8,745
City Holding Co.	130	7,489
Columbia Banking System Inc.	579	13,809
Community Bank System Inc.	436	23,745
Customers Bancorp. Inc.(a)	236	2,643
CVB Financial Corp.	1,039	17,279
Dime Community Bancshares Inc.	230	2,601
Eagle Bancorp. Inc.	263	7,046
FB Financial Corp.	248	6,230
First BanCorp./Puerto Rico	1,763	9,203
First Commonwealth Financial Corp.	793	6,138
First Financial Bancorp	792	9,508
First Hawaiian Inc.	1,060	15,338
First Midwest Bancorp. Inc.	924	9,961
Great Western Bancorp. Inc.	448	5,578
Heritage Financial Corp./WA	290	5,333
Hope Bancorp Inc.	1,005	7,623
Independent Bank Corp.	266	13,933
Independent Bank Group Inc.	296	13,077

Security	Shares	Value

Banks (continued)
National Bank Holdings Corp., Class A	249	$6,536
NBT Bancorp. Inc.	352	9,441
Old National Bancorp./IN	1,334	16,755
Pacific Premier Bancorp. Inc.	770	15,508
Park National Corp.	115	9,425
Preferred Bank/Los Angeles CA	110	3,533
S&T Bancorp. Inc.	320	5,661
Seacoast Banking Corp. of Florida(a)	432	7,789
ServisFirst Bancshares Inc.	379	12,897
Simmons First National Corp., Class A	881	13,968
Southside Bancshares Inc.	256	6,254
Tompkins Financial Corp.	98	5,567
Triumph Bancorp. Inc.(a)	183	5,699
United Community Banks Inc./GA	699	11,834
Veritex Holdings Inc.	405	6,897
Westamerica Bancorp	217	11,794

		370,343

Beverages — 0.4%
Coca-Cola Consolidated Inc.	38	9,146
MGP Ingredients Inc.	108	4,292
National Beverage Corp.(a)	95	6,461

		19,899

Biotechnology — 2.5%
Anika Therapeutics Inc.(a)	116	4,105
Coherus Biosciences Inc.(a)	516	9,463
Cytokinetics Inc.(a)	575	12,449
Eagle Pharmaceuticals Inc./DE(a)	100	4,248
Enanta Pharmaceuticals Inc.(a)	148	6,775
Momenta Pharmaceuticals Inc.(a)	956	50,171
Myriad Genetics Inc.(a)	612	7,980
REGENXBIO Inc.(a)	240	6,605
Spectrum Pharmaceuticals Inc.(a)	1,189	4,851
Vanda Pharmaceuticals Inc.(a)	442	4,270
Xencor Inc.(a)	464	17,999

		128,916

Building Products — 3.2%
AAON Inc.	333	20,063
American Woodmark Corp.(a)	140	10,995
Apogee Enterprises Inc.	213	4,552
Gibraltar Industries Inc.(a)	264	17,197
Griffon Corp.	363	7,093
Insteel Industries Inc.	160	2,992
Patrick Industries Inc.	184	10,584
PGT Innovations Inc.(a)	481	8,427
Quanex Building Products Corp.	272	5,016
Resideo Technologies Inc.(a)	1,012	11,132
Simpson Manufacturing Co. Inc.	355	34,492
UFP Industries Inc.	499	28,198

		160,741

Capital Markets — 0.9%
Blucora Inc.(a)	388	3,655
BrightSphere Investment Group Inc.	486	6,269
Donnelley Financial Solutions Inc.(a)	243	3,247
Greenhill & Co. Inc.	115	1,305
Piper Sandler Cos.	111	8,103
StoneX Group Inc.(a)	132	6,753
Virtus Investment Partners Inc.	58	8,042
Waddell & Reed Financial Inc., Class A	527	7,826

19	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
WisdomTree Investments Inc.	909	$2,909

		48,109

Chemicals — 3.0%
AdvanSix Inc.(a)	244	3,143
American Vanguard Corp.	216	2,838
Balchem Corp.	264	25,774
Ferro Corp.(a)	671	8,320
FutureFuel Corp.	209	2,376
GCP Applied Technologies Inc.(a)	388	8,128
Hawkins Inc.	77	3,550
HB Fuller Co.	421	19,273
Innospec Inc.	199	12,601
Koppers Holdings Inc.(a)	180	3,764
Kraton Corp.(a)	268	4,776
Livent Corp.(a)	1,194	10,710
Quaker Chemical Corp.	108	19,409
Stepan Co.	174	18,966
Tredegar Corp.	209	3,108
Trinseo SA	309	7,923

		154,659

Commercial Services & Supplies — 2.0%
ABM Industries Inc.	544	19,943
Brady Corp., Class A, NVS	395	15,808
Deluxe Corp.	338	8,697
Harsco Corp.(a)	656	9,125
Interface Inc.	473	2,895
Matthews International Corp., Class A	253	5,657
RR Donnelley & Sons Co.	732	1,068
Team Inc.(a)	260	1,430
U.S. Ecology Inc.	255	8,331
UniFirst Corp./MA	124	23,482
Viad Corp.	172	3,583

		100,019

Communications Equipment — 1.1%
ADTRAN Inc.	388	3,979
Applied Optoelectronics Inc.(a)	164	1,845
CalAmp Corp.(a)	288	2,071
Comtech Telecommunications Corp.	200	2,800
Digi International Inc.(a)	256	4,001
Extreme Networks Inc.(a)	1,000	4,020
Harmonic Inc.(a)	824	4,598
NETGEAR Inc.(a)	242	7,458
Plantronics Inc.	324	3,836
Viavi Solutions Inc.(a)	1,863	21,853

		56,461

Construction & Engineering — 0.9%
Aegion Corp.(a)	260	3,674
Arcosa Inc.	395	17,415
Comfort Systems USA Inc.	298	15,350
Granite Construction Inc.	378	6,657
MYR Group Inc.(a)	135	5,019

		48,115

Construction Materials — 0.1%
U.S. Concrete Inc.(a)	136	3,949

Consumer Finance — 0.6%
Encore Capital Group Inc.(a)	253	9,763
Enova International Inc.(a)	243	3,983
PRA Group Inc.(a)	372	14,862

Security	Shares	Value

Consumer Finance (continued)
World Acceptance Corp.(a)	37	$3,905

		32,513

Containers & Packaging — 0.1%
Myers Industries Inc.	289	3,824

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)	120	3,383
Perdoceo Education Corp.(a)	559	6,842
Regis Corp.(a)	236	1,449

		11,674

Diversified Telecommunication Services — 1.5%
ATN International Inc.	89	4,462
Cincinnati Bell Inc.(a)	410	6,150
Cogent Communications Holdings Inc.	343	20,597
Consolidated Communications Holdings Inc.(a)	591	3,363
Iridium Communications Inc.(a)	952	24,352
Vonage Holdings Corp.(a)	1,872	19,151

		78,075

Electrical Equipment — 0.6%
AZZ Inc.	212	7,234
Encore Wire Corp.	167	7,752
Powell Industries Inc.	71	1,713
Vicor Corp.(a)	171	13,292

		29,991

Electronic Equipment, Instruments & Components — 4.0%
Arlo Technologies Inc.(a)	632	3,324
Badger Meter Inc.	238	15,558
Bel Fuse Inc., Class B, NVS	96	1,025
Benchmark Electronics Inc.	295	5,944
CTS Corp.	263	5,794
Daktronics Inc.	296	1,172
ePlus Inc.(a)	110	8,052
Fabrinet(a)	300	18,909
FARO Technologies Inc.(a)	145	8,842
Insight Enterprises Inc.(a)	286	16,182
Itron Inc.(a)	329	19,983
Knowles Corp.(a)	756	11,264
Methode Electronics Inc.	303	8,636
MTS Systems Corp.	172	3,287
OSI Systems Inc.(a)	137	10,633
PC Connection Inc.	96	3,942
Plexus Corp.(a)	239	16,881
Rogers Corp.(a)	152	14,905
Sanmina Corp.(a)	553	14,959
ScanSource Inc.(a)	205	4,065
TTM Technologies Inc.(a)	802	9,151

		202,508

Energy Equipment & Services — 1.2%
Archrock Inc.	1,039	5,590
Bristow Group Inc.(a)	188	3,995
Core Laboratories NV	360	5,493
DMC Global Inc.	121	3,986
Dril-Quip Inc.(a)	283	7,007
Exterran Corp.(a)	272	1,131
Geospace Technologies Corp.(a)	110	680
Helix Energy Solutions Group Inc.(a)	1,140	2,747
Helmerich & Payne Inc.	869	12,731
Matrix Service Co.(a)	214	1,787
Newpark Resources Inc.(a)	733	770

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Oil States International Inc.(a)	493	$1,346
Patterson-UTI Energy Inc.	1,515	4,318
ProPetro Holding Corp.(a)	652	2,647
RPC Inc.(a)	470	1,241
SEACOR Holdings Inc.(a)	155	4,507
U.S. Silica Holdings Inc.	576	1,728

		61,704

Entertainment — 0.2%
Glu Mobile Inc.(a)	1,208	9,271
Marcus Corp. (The)	187	1,446

		10,717

Equity Real Estate Investment Trusts (REITs) — 8.3%
Acadia Realty Trust	697	7,318
Agree Realty Corp.	439	27,938
Alexander & Baldwin Inc.	590	6,614
American Assets Trust Inc.	407	9,805
Armada Hoffler Properties Inc.	472	4,371
Brandywine Realty Trust	1,392	14,393
CareTrust REIT Inc.	781	13,898
Chatham Lodging Trust	408	3,109
Community Healthcare Trust Inc.	174	8,136
CoreCivic Inc.	967	7,736
DiamondRock Hospitality Co.	1,613	8,178
Diversified Healthcare Trust	2,000	7,040
Easterly Government Properties Inc.	650	14,566
Essential Properties Realty Trust Inc.	831	15,224
Four Corners Property Trust Inc.	574	14,689
Franklin Street Properties Corp.	868	3,177
Getty Realty Corp.	285	7,413
Global Net Lease Inc.	723	11,496
Hersha Hospitality Trust	312	1,728
Independence Realty Trust Inc.	773	8,959
Industrial Logistics Properties Trust	528	11,547
Innovative Industrial Properties Inc.	177	21,967
Investors Real Estate Trust	105	6,843
iStar Inc.	613	7,239
Kite Realty Group Trust	700	8,106
Lexington Realty Trust	2,259	23,607
LTC Properties Inc.	324	11,295
National Storage Affiliates Trust	505	16,519
NexPoint Residential Trust Inc.	177	7,850
Office Properties Income Trust	390	8,081
Retail Opportunity Investments Corp.	980	10,207
Retail Properties of America Inc., Class A	1,784	10,365
RPT Realty	654	3,558
Safehold Inc.	113	7,017
Saul Centers Inc.	104	2,764
SITE Centers Corp.	1,252	9,014
Summit Hotel Properties Inc.	854	4,424
Tanger Factory Outlet Centers Inc.	756	4,559
Uniti Group Inc.	1,585	16,698
Universal Health Realty Income Trust	105	5,984
Urstadt Biddle Properties Inc., Class A	242	2,226
Washington Prime Group Inc.	1,952	1,264
Washington REIT	672	13,527
Whitestone REIT	372	2,232
Xenia Hotels & Resorts Inc.	919	8,069

		420,750

Security	Shares	Value

Food & Staples Retailing — 0.6%
Andersons Inc. (The)	264	$5,061
Chefs’ Warehouse Inc. (The)(a)	268	3,897
PriceSmart Inc.	192	12,758
SpartanNash Co.	290	4,741
United Natural Foods Inc.(a)	442	6,573

		33,030

Food Products — 1.3%
B&G Foods Inc.	524	14,552
Calavo Growers Inc.	136	9,013
Cal-Maine Foods Inc.(a)	304	11,664
Fresh Del Monte Produce Inc.	252	5,776
J&J Snack Foods Corp.	122	15,908
John B Sanfilippo & Son Inc.	71	5,352
Seneca Foods Corp., Class A(a)	54	1,929

		64,194

Gas Utilities — 0.5%
Northwest Natural Holding Co.	247	11,211
South Jersey Industries Inc.	821	15,821

		27,032

Health Care Equipment & Supplies — 4.0%
AngioDynamics Inc.(a)	308	3,715
Cardiovascular Systems Inc.(a)	324	12,749
CONMED Corp.	233	18,330
CryoLife Inc.(a)	309	5,707
Cutera Inc.(a)	144	2,732
Glaukos Corp.(a)	365	18,075
Heska Corp.(a)	72	7,113
Inogen Inc.(a)	148	4,292
Integer Holdings Corp.(a)	268	15,815
Invacare Corp.	284	2,136
Lantheus Holdings Inc.(a)	545	6,905
LeMaitre Vascular Inc.	137	4,457
Meridian Bioscience Inc.(a)	356	6,045
Merit Medical Systems Inc.(a)	396	17,226
Mesa Laboratories Inc.	39	9,936
Natus Medical Inc.(a)	276	4,728
Neogen Corp.(a)	433	33,882
OraSure Technologies Inc.(a)	584	7,107
Orthofix Medical Inc.(a)	160	4,982
Surmodics Inc.(a)	111	4,319
Tactile Systems Technology Inc.(a)	158	5,781
Varex Imaging Corp.(a)	320	4,070
Zynex Inc.(a)	156	2,722

		202,824

Health Care Providers & Services — 3.7%
Addus HomeCare Corp.(a)	121	11,436
AMN Healthcare Services Inc.(a)	383	22,390
BioTelemetry Inc.(a)	279	12,717
Community Health Systems Inc.(a)	916	3,866
CorVel Corp.(a)	75	6,407
Covetrus Inc.(a)	800	19,520
Cross Country Healthcare Inc.(a)	288	1,869
Ensign Group Inc. (The)	413	23,566
Hanger Inc.(a)	311	4,920
Magellan Health Inc.(a)	184	13,943
Owens & Minor Inc.	528	13,258
Pennant Group Inc. (The)(a)	204	7,866
Providence Service Corp. (The)(a)	100	9,291
RadNet Inc.(a)	352	5,403

21	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Select Medical Holdings Corp.(a)	872	$18,155
Tivity Health Inc.(a)	300	4,206
U.S. Physical Therapy Inc.	104	9,036

		187,849

Health Care Technology — 1.6%
Allscripts Healthcare Solutions Inc.(a)	1,340	10,908
Computer Programs & Systems Inc.	112	3,092
HealthStream Inc.(a)	216	4,335
HMS Holdings Corp.(a)	722	17,292
NextGen Healthcare Inc.(a)	460	5,860
Omnicell Inc.(a)	349	26,056
Simulations Plus Inc.	124	9,345
Tabula Rasa HealthCare Inc.(a)	171	6,972

		83,860

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants Inc.	188	5,535
Bloomin’ Brands Inc.	664	10,139
Brinker International Inc.	368	15,721
Cheesecake Factory Inc. (The)	338	9,376
Chuy’s Holdings Inc.(a)	172	3,368
Dave & Buster’s Entertainment Inc.	400	6,064
Dine Brands Global Inc.	136	7,424
El Pollo Loco Holdings Inc.(a)	151	2,446
Fiesta Restaurant Group Inc.(a)	156	1,462
Monarch Casino & Resort Inc.(a)	103	4,594
Red Robin Gourmet Burgers Inc.(a)	136	1,790
Ruth’s Hospitality Group Inc.	284	3,141
Shake Shack Inc., Class A(a)	290	18,699

		89,759

Household Durables — 3.3%
Cavco Industries Inc.(a)	69	12,441
Century Communities Inc.(a)	237	10,032
Ethan Allen Interiors Inc.	176	2,383
Installed Building Products Inc.(a)	185	18,824
iRobot Corp.(a)	228	17,305
La-Z-Boy Inc.	372	11,766
LGI Homes Inc.(a)	180	20,911
M/I Homes Inc.(a)	232	10,684
MDC Holdings Inc.	409	19,264
Meritage Homes Corp.(a)	307	33,890
Tupperware Brands Corp.	400	8,064
Universal Electronics Inc.(a)	116	4,378

		169,942

Household Products — 0.7%
Central Garden & Pet Co.(a)	79	3,154
Central Garden & Pet Co., Class A, NVS(a)	314	11,348
WD-40 Co.	112	21,203

		35,705

Industrial Conglomerates — 0.1%
Raven Industries Inc.	293	6,305

Insurance — 2.8%
Ambac Financial Group Inc.(a)	370	4,725
American Equity Investment Life Holding Co.	743	16,339
AMERISAFE Inc.	156	8,948
eHealth Inc.(a)	212	16,748
HCI Group Inc.	50	2,464
Horace Mann Educators Corp.	334	11,156
James River Group Holdings Ltd.	249	11,088

Security	Shares	Value

Insurance (continued)
Kinsale Capital Group Inc.	173	$32,901
ProAssurance Corp.	436	6,819
Safety Insurance Group Inc.	116	8,014
Stewart Information Services Corp.	216	9,446
Third Point Reinsurance Ltd.(a)	660	4,587
United Fire Group Inc.	174	3,536
United Insurance Holdings Corp.	167	1,012
Universal Insurance Holdings Inc.	237	3,280

		141,063

Interactive Media & Services — 0.1%
QuinStreet Inc.(a)	404	6,399

Internet & Direct Marketing Retail — 1.0%
Liquidity Services Inc.(a)	208	1,552
PetMed Express Inc.	172	5,438
Shutterstock Inc.	180	9,367
Stamps.com Inc.(a)	143	34,456

		50,813

IT Services — 2.2%
Cardtronics PLC, Class A(a)	300	5,940
CSG Systems International Inc.	267	10,934
EVERTEC Inc.	487	16,904
ExlService Holdings Inc.(a)	280	18,471
NIC Inc.	547	10,776
Perficient Inc.(a)	276	11,796
Sykes Enterprises Inc.(a)	324	11,084
TTEC Holdings Inc.	147	8,019
Unisys Corp.(a)	516	5,506
Virtusa Corp.(a)	232	11,405

		110,835

Leisure Products — 0.3%
Callaway Golf Co.	769	14,719

Life Sciences Tools & Services — 0.8%
Luminex Corp.	356	9,345
NeoGenomics Inc.(a)	901	33,238

		42,583

Machinery — 6.4%
Alamo Group Inc.	80	8,642
Albany International Corp., Class A	252	12,476
Astec Industries Inc.	188	10,199
Barnes Group Inc.	376	13,438
Chart Industries Inc.(a)	288	20,238
CIRCOR International Inc.(a)	160	4,376
Enerpac Tool Group Corp.	483	9,085
EnPro Industries Inc.	166	9,364
ESCO Technologies Inc.	213	17,159
Federal Signal Corp.	496	14,508
Franklin Electric Co. Inc.	313	18,414
Greenbrier Companies Inc. (The)	264	7,762
Hillenbrand Inc.	610	17,300
John Bean Technologies Corp.	259	23,799
Lindsay Corp.	88	8,508
Lydall Inc.(a)	140	2,316
Meritor Inc.(a)	584	12,229
Mueller Industries Inc.	459	12,421
Proto Labs Inc.(a)	218	28,231
SPX Corp.(a)	368	17,068
SPX FLOW Inc.(a)	344	14,730
Standex International Corp.	100	5,920

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Tennant Co.	151	$9,114
Titan International Inc.	408	1,179
Wabash National Corp.	428	5,119
Watts Water Technologies Inc., Class A	224	22,434

		326,029

Marine — 0.3%
Matson Inc.	352	14,112

Media — 0.5%
EW Scripps Co. (The), Class A, NVS	480	5,491
Gannett Co. Inc.	1,288	1,675
Meredith Corp.	326	4,277
Scholastic Corp., NVS	242	5,080
TechTarget Inc.(a)	192	8,440

		24,963

Metals & Mining — 1.3%
Arconic Corp.(a)	788	15,011
Carpenter Technology Corp.	388	7,046
Century Aluminum Co.(a)	409	2,912
Cleveland-Cliffs Inc.	3,258	20,916
Haynes International Inc.	102	1,743
Kaiser Aluminum Corp.	129	6,913
Materion Corp.	164	8,533
Olympic Steel Inc.	88	1,000
SunCoke Energy Inc.	668	2,285
TimkenSteel Corp.(a)	296	1,051

		67,410

Mortgage Real Estate Investment — 1.2%
Apollo Commercial Real Estate Finance Inc.	1,098	9,893
ARMOUR Residential REIT Inc.	528	5,021
Capstead Mortgage Corp.	788	4,429
Granite Point Mortgage Trust Inc.	480	3,403
Invesco Mortgage Capital Inc.	1,560	4,228
KKR Real Estate Finance Trust Inc.	220	3,637
New York Mortgage Trust Inc.	3,104	7,915
PennyMac Mortgage Investment Trust	816	13,113
Ready Capital Corp.	332	3,718
Redwood Trust Inc.	924	6,948

		62,305

Multi-Utilities — 0.4%
Avista Corp.	554	18,903

Multiline Retail — 0.5%
Big Lots Inc.	289	12,889
Macy’s Inc.	2,508	14,296

		27,185

Oil, Gas & Consumable Fuels — 0.3%
Dorian LPG Ltd.(a)	272	2,179
Green Plains Inc.(a)	271	4,195
Par Pacific Holdings Inc.(a)	323	2,187
Renewable Energy Group Inc.(a)	122	6,517
REX American Resources Corp.(a)	44	2,887

		17,965

Paper & Forest Products — 0.6%
Boise Cascade Co.	317	12,655
Clearwater Paper Corp.(a)	136	5,160
Glatfelter Corp.	380	5,232
Mercer International Inc.	356	2,350

Security	Shares	Value

Paper & Forest Products (continued)
Neenah Inc.	136	$5,096

		30,493

Personal Products — 0.6%
Inter Parfums Inc.	148	5,528
Medifast Inc.	96	15,787
USANA Health Sciences Inc.(a)	96	7,070

		28,385

Pharmaceuticals — 1.4%
AMAG Pharmaceuticals Inc.(a)	247	2,322
Amphastar Pharmaceuticals Inc.(a)	298	5,587
ANI Pharmaceuticals Inc.(a)	76	2,144
Corcept Therapeutics Inc.(a)	849	14,777
Endo International PLC(a)	1,848	6,098
Innoviva Inc.(a)	524	5,476
Lannett Co. Inc.(a)	280	1,711
Pacira BioSciences Inc.(a)	349	20,982
Phibro Animal Health Corp., Class A	168	2,923
Supernus Pharmaceuticals Inc.(a)	426	8,878

		70,898

Professional Services — 1.2%
Exponent Inc.	421	30,325
Forrester Research Inc.(a)	96	3,148
Heidrick & Struggles International Inc.	156	3,065
Kelly Services Inc., Class A, NVS	271	4,618
Korn Ferry	455	13,195
Resources Connection Inc.	244	2,818
TrueBlue Inc.(a)	291	4,508

		61,677

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)	196	5,394
RE/MAX Holdings Inc., Class A	148	4,844
Realogy Holdings Corp.	940	8,873
St. Joe Co. (The)(a)	252	5,199

		24,310

Road & Rail — 0.9%
ArcBest Corp.	206	6,398
Heartland Express Inc.	401	7,458
Marten Transport Ltd.	474	7,736
Saia Inc.(a)	213	26,868

		48,460

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Energy Industries Inc.(a)	313	19,700
Axcelis Technologies Inc.(a)	271	5,962
Brooks Automation Inc.	602	27,849
CEVA Inc.(a)	181	7,126
Cohu Inc.	352	6,047
Diodes Inc.(a)	343	19,362
DSP Group Inc.(a)	178	2,346
FormFactor Inc.(a)	629	15,681
Ichor Holdings Ltd.(a)	196	4,228
Kulicke & Soffa Industries Inc.	500	11,200
MaxLinear Inc.(a)	540	12,550
Onto Innovation Inc.(a)	395	11,763
PDF Solutions Inc.(a)	236	4,416
Photronics Inc.(a)	535	5,329
Power Integrations Inc.	488	27,035
Rambus Inc.(a)	928	12,704
SMART Global Holdings Inc.(a)	116	3,171

23	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings Inc.(a)	323	$6,932
Veeco Instruments Inc.(a)	396	4,621

		208,022

Software — 2.6%
8x8 Inc.(a)	848	13,187
Agilysys Inc.(a)	164	3,962
Alarm.com Holdings Inc.(a)	364	20,111
Bottomline Technologies DE Inc.(a)	313	13,196
Ebix Inc.	190	3,914
LivePerson Inc.(a)	500	25,995
MicroStrategy Inc., Class A(a)	59	8,883
OneSpan Inc.(a)	276	5,785
Progress Software Corp.	368	13,498
SPS Commerce Inc.(a)	288	22,427

		130,958

Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A	504	7,021
America’s Car-Mart Inc./TX(a)	51	4,329
Asbury Automotive Group Inc.(a)	157	15,300
Barnes & Noble Education Inc.(a)	264	681
Bed Bath & Beyond Inc.	1,040	15,579
Boot Barn Holdings Inc.(a)	232	6,529
Buckle Inc. (The)	248	5,057
Caleres Inc.	332	3,174
Cato Corp. (The), Class A	167	1,306
Chico’s FAS Inc.	969	942
Children’s Place Inc. (The)	118	3,345
Conn’s Inc.(a)	176	1,862
Designer Brands Inc. , Class A	475	2,579
GameStop Corp., Class A(a)	452	4,610
Genesco Inc.(a)	116	2,499
Group 1 Automotive Inc.	139	12,286
Guess? Inc.	321	3,730
Haverty Furniture Companies Inc.	148	3,099
Hibbett Sports Inc.(a)	136	5,334
Lumber Liquidators Holdings Inc.(a)	240	5,292
MarineMax Inc.(a)	175	4,492
Michaels Companies Inc. (The)(a)	600	5,793
Monro Inc.	272	11,035
ODP Corp. (The)	426	8,286
Rent-A-Center Inc./TX	392	11,717
Shoe Carnival Inc.	72	2,418
Signet Jewelers Ltd.	423	7,910
Sleep Number Corp.(a)	224	10,956
Sonic Automotive Inc., Class A	195	7,831
Zumiez Inc.(a)	176	4,896

		179,888

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)	989	4,856
Diebold Nixdorf Inc.(a)	634	4,844

		9,700

Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings Ltd.(a)	1,227	22,086
Crocs Inc.(a)	551	23,544
Fossil Group Inc.(a)	372	2,135

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd.(a)	364	$4,772
Kontoor Brands Inc.(a)	380	9,196
Movado Group Inc.	134	1,332
Oxford Industries Inc.	135	5,449
Steven Madden Ltd.	636	12,402
Unifi Inc.(a)	120	1,541
Vera Bradley Inc.(a)	184	1,124
Wolverine World Wide Inc.	664	17,158

		100,739

Thrifts & Mortgage Finance — 1.4%
Axos Financial Inc.(a)	418	9,743
Flagstar Bancorp. Inc.	341	10,104
Meta Financial Group Inc.	282	5,420
NMI Holdings Inc., Class A(a)	686	12,211
Northfield Bancorp. Inc.	386	3,520
Northwest Bancshares Inc.	1,033	9,504
Provident Financial Services Inc.	591	7,210
Walker & Dunlop Inc.	234	12,402

		70,114

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	316	17,412
DXP Enterprises Inc./TX(a)	132	2,129
Foundation Building Materials Inc.(a)	182	2,861
GMS Inc.(a)	345	8,315
NOW Inc.(a)	936	4,249
Veritiv Corp.(a)	120	1,519

		36,485

Water Utilities — 0.8%
American States Water Co.	301	22,560
California Water Service Group	403	17,510

		40,070

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	408	18,129
Spok Holdings Inc.	141	1,341

		19,470

Total Common Stocks — 99.0% (Cost: $4,994,653)		5,048,811

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	30,000	30,000

Total Short-Term Investments — 0.6% (Cost: $30,000)		30,000

Total Investments in Securities — 99.6% (Cost: $5,024,653)		5,078,811

Other Assets, Less Liabilities — 0.4%		18,883

Net Assets — 100.0%		$5,097,694

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/22/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$30,000	(b)	$—	$—	$—	$30,000	30,000	$—	$—

(a)	The Fund commenced operations on September 22, 2020.
(b)	Represents net amount purchased (sold).

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	HSBC Bank USA N.A.(a)	02/10/23	$136,312	$1,159	$137,471	2.7%

	Monthly	JPMorgan Securities PLC(b)	02/08/23	139,541	972	140,513	2.7

					$2,131	$277,984

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1M US Dollar LIBOR BBA

(b)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 0 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Bank Funding Rate (OBFR01)

25	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of September 30, 2020 expiration 02/10/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Berkshire Hills Bancorp. Inc.	407	$4,115	3.0%
Cadence BanCorp.	1,018	8,745	6.4
City Holding Co.	125	7,201	5.2
First BanCorp./Puerto Rico	1,763	9,203	6.7
First Commonwealth Financial Corp.	793	6,138	4.5
Heritage Financial Corp./WA	5	92	0.1
Independent Bank Corp.	266	13,933	10.1
OFG Bancorp	415	5,171	3.8
Simmons First National Corp. Class A	881	13,968	10.1
United Community Banks Inc./GA	699	11,834	8.6

		80,400

Consumer Finance
Green Dot Corp. Class A	431	21,813	15.9

Insurance
ProAssurance Corp.	436	6,819	5.0

Multiline Retail
Macy’s Inc.	2,508	14,296	10.4

Software
Xperi Holding Corp.	877	10,077	7.3

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	779	4,066	2.9

Total Reference Entity — Long		137,471

Net Value of Reference Entity — HSBC Bank USA N.A.		$137,471

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of September 30, 2020 expiration 02/28/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Banner Corp.	284	$9,162	6.5%
Central Pacific Financial Corp.	228	3,094	2.2
City Holding Co.	5	288	0.2
Columbia Banking System Inc.	579	13,809	9.8
First Midwest Bancorp. Inc.	924	9,961	7.1
Hanmi Financial Corp.	248	2,036	1.5
Heritage Financial Corp./WA	285	5,241	3.7
Old National Bancorp./IN	1,334	16,755	11.9
Westamerica Bancorp	218	11,848	8.5

		72,194

Commercial Services & Supplies
Pitney Bowes Inc.	1,399	7,429	5.3

Diversified Telecommunication Services
Cincinnati Bell Inc.	410	6,150	4.4

Insurance
American Equity Investment Life Holding Co.	743	16,339	11.6
Employers Holdings Inc.	237	7,169	5.1

		23,508

Oil, Gas & Consumable Fuels
Renewable Energy Group Inc.	318	16,988	12.1

Thrifts & Mortgage Finance
HomeStreet Inc.	184	4,740	3.4
Northwest Bancshares Inc.	1,033	9,504	6.7

		14,244

Total Reference Entity — Long		140,513

Net Value of Reference Entity — JPMorgan Securities PLC		$140,513

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$2,131	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps	$2,131

For the period ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$2,131

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$275,853

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps - OTC	$2,131	$—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,131	$—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$2,131	$—

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Assets	(a)

HSBC Bank USA N.A.	$1,159	$—	$1,159
JPMorgan Securities PLC	972	—	972

	$2,131	$—	$2,131

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.

27	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® ESG Screened S&P Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,048,811	$—	$—	$5,048,811
Money Market Funds	30,000	—	—	30,000

	$5,078,811	$—	$—	$5,078,811

Derivative financial instruments(a)
Assets
Swaps	$—	$2,131	$—	$2,131

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	28

Statements of Assets and Liabilities  (unaudited)

September 30, 2020

	iShares ESG Screened S&P 500 ETF	iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Screened S&P Small-Cap ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$5,119,404	$5,119,431	$5,048,811
Affiliated(b)	15,779	—	30,000
Cash	3,187	1,008	2,618
Receivables:
Investments sold	—	10,709	277,910
Dividends	1,354	2,697	3,788
Unrealized appreciation on:
OTC swaps	—	—	2,131

Total assets	5,139,724	5,133,845	5,365,258

LIABILITIES
Payables:
Investments purchased	—	8,522	267,432
Investment advisory fees	88	132	132

Total liabilities	88	8,654	267,564

NET ASSETS	$5,139,636	$5,125,191	$5,097,694

NET ASSETS CONSIST OF:
Paid-in capital	$5,057,922	$5,038,495	$5,035,519
Accumulated earnings	81,714	86,696	62,175

NET ASSETS	$5,139,636	$5,125,191	$5,097,694

Shares outstanding	200,000	200,000	200,000

Net asset value	$25.70	$25.63	$25.49

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — Unaffiliated	$5,039,313	$5,035,528	$4,994,653
(b) Investments, at cost — Affiliated	$15,422	$—	$30,000

See notes to financial statements.

29	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Period Ended September 30, 2020

	iShares ESG Screened S&P 500 ETF	(a)	iShares ESG Screened S&P Mid-Cap ETF	(a)	iShares ESG Screened S&P Small-Cap ETF	(a)

INVESTMENT INCOME
Dividends — Unaffiliated	$ 1,354		$ 2,697		$ 3,788

Total investment income	1,354		2,697		3,788

EXPENSES
Investment advisory fees	88		132		131

Total expenses	88		132		131

Net investment income	1,266		2,565		3,657

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—		228		2,229

Net realized gain	—		228		2,229

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	80,091		83,903		54,158
Investments — Affiliated	357		—		—
Swaps	—		—		2,131

Net change in unrealized appreciation (depreciation)	80,448		83,903		56,289

Net realized and unrealized gain	80,448		84,131		58,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,714		$86,696		$62,175

(a)	For the period from September 22, 2020 (commencement of operations) to September 30, 2020.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	30

Statements of Changes in Net Assets

	iShares ESG Screened S&P 500 ETF		iShares ESG Screened S&P Mid-Cap ETF
	Period From 09/22/20 to 09/30/20 (unaudited	(a) )	Period From 09/22/20 to 09/30/20 (unaudited	(a) )

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$ 1,266		$ 2,565
Net realized gain	—		228
Net change in unrealized appreciation (depreciation)	80,448		83,903

Net increase in net assets resulting from operations	81,714		86,696

DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders	—		—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,057,922		5,038,495

NET ASSETS
Total increase in net assets	5,139,636		5,125,191
Beginning of period	—		—

End of period	$5,139,636		$5,125,191

(a)	Commencement of operations.

See notes to financial statements.

31	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares ESG Screened S&P Small-Cap ETF
	Period From 09/22/20 to 09/30/20 (unaudited)	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,657
Net realized gain	2,229
Net change in unrealized appreciation (depreciation)	56,289

Net increase in net assets resulting from operations	62,175

DISTRIBUTIONS TO SHAREHOLDERS
Decrease in net assets resulting from distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,035,519

NET ASSETS
Total increase in net assets	5,097,694
Beginning of period	—

End of period	$5,097,694

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	32

Financial Highlights

(For a share outstanding throughout the period)

	iShares ESG Screened S&P 500 ETF
	Period From 09/22/20 to 09/30/20 (unaudited)	(a)

Net asset value, beginning of period	$25.29

Net investment income(b)	0.01
Net realized and unrealized gain(c)	0.40

Net increase from investment operations	0.41

Net asset value, end of period	$25.70

Total Return
Based on net asset value	1.62	%(d)

Ratios to Average Net Assets
Total expenses	0.08	%(e)

Net investment income	1.15	%(e)

Supplemental Data
Net assets, end of period (000)	$5,140

Portfolio turnover rate(f)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

33	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares ESG Screened S&P Mid-Cap ETF
	Period From 09/22/20 to 09/30/20 (unaudited)	(a)

Net asset value, beginning of period	$25.19

Net investment income(b)	0.01
Net realized and unrealized gain(c)	0.43

Net increase from investment operations	0.44

Net asset value, end of period	$25.63

Total Return
Based on net asset value	1.75	%(d)

Ratios to Average Net Assets
Total expenses	0.12	%(e)

Net investment income	2.34	%(e)

Supplemental Data
Net assets, end of period (000)	$5,125

Portfolio turnover rate(f)	0	%(d)(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	34

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares ESG Screened S&P Small-Cap ETF
	Period From 09/22/20 to 09/30/20 (unaudited)	(a)

Net asset value, beginning of period	$25.18

Net investment income(b)	0.02
Net realized and unrealized gain(c)	0.29

Net increase from investment operations	0.31

Net asset value, end of period	$25.49

Total Return
Based on net asset value	1.23	%(d)

Ratios to Average Net Assets
Total expenses	0.12	%(e)

Net investment income	3.34	%(e)

Supplemental Data
Net assets, end of period (000)	$5,098

Portfolio turnover rate(f)	6	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

35	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Screened S&P 500(a)	Non-diversified
ESG Screened S&P Mid-Cap(a)	Non-diversified
ESG Screened S&P Small-Cap(a)	Non-diversified

(a)	The Fund commenced operations on September 22, 2020.

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements  (unaudited) (continued)

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Total return swaps are entered into by the iShares ESG Screened S&P Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to

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Notes to Financial Statements  (unaudited) (continued)

perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG Screened S&P 500	0.08%
ESG Screened S&P Mid-Cap	0.12
ESG Screened S&P Small-Cap	0.12

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the period ended September 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
ESG Screened S&P Small-Cap	$515	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the period ended September 30, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

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Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Purchases	Sales
ESG Screened S&P 500	$109,633	$—
ESG Screened S&P Mid-Cap	67,653	12,765
ESG Screened S&P Small-Cap	514,932	278,713

For the period ended September 30, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Screened S&P 500	$4,945,102	$—
ESG Screened S&P Mid-Cap	4,980,411	—
ESG Screened S&P Small-Cap	4,756,205	—

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of September 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Screened S&P 500	$5,054,735	$94,456	$(14,008)	$80,448
ESG Screened S&P Mid-Cap	5,035,528	123,196	(39,293)	83,903
ESG Screened S&P Small-Cap	5,024,653	112,781	(56,492)	56,289

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

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Notes to Financial Statements  (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 09/30/20
iShares ETF	Shares	Amount
ESG Screened S&P 500
Shares sold	200,000	$5,057,922

ESG Screened S&P Mid-Cap
Shares sold	200,000	$5,038,495

ESG Screened S&P Small-Cap
Shares sold	200,000	$5,035,519

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

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Notes to Financial Statements  (unaudited) (continued)

11.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares ESG Screened S&P 500 ETF, iShares ESG Screened S&P Mid-Cap ETF, iShares ESG Screened S&P Small-Cap ETF (each “the Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 16-17, 2020, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	42

Board Review and Approval of Investment Advisory Contract  (continued)

noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

43	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	44

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Counterparty Abbreviations

HSBC	HSBC Bank PLC

45	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-315-0920

Schedule of Investments (unaudited) September 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Boeing Co. (The)	412,010	$68,088,773
Howmet Aerospace Inc.	340,946	5,700,617
Huntington Ingalls Industries Inc.	43,148	6,073,081
L3Harris Technologies Inc.	380,732	64,663,523
Lockheed Martin Corp.	433,219	166,044,178
Northrop Grumman Corp.	272,896	86,095,959
Raytheon Technologies Corp.	1,424,322	81,955,488
Teledyne Technologies Inc.(a)	64,780	20,095,404
TransDigm Group Inc.	95,694	45,466,133

		544,183,156

Air Freight & Logistics — 0.4%
Expeditors International of Washington Inc.	152,830	13,834,171
United Parcel Service Inc., Class B	559,776	93,275,475

		107,109,646

Banks — 0.9%
First Republic Bank/CA	148,439	16,188,757
JPMorgan Chase & Co.	2,576,185	248,009,330
SVB Financial Group(a)(b)	58,287	14,025,018

		278,223,105

Beverages — 1.2%
Brown-Forman Corp., Class B, NVS(b)	322,103	24,260,798
Coca-Cola Co. (The)	2,724,781	134,522,438
Monster Beverage Corp.(a)	436,528	35,009,546
PepsiCo Inc.	1,170,451	162,224,508

		356,017,290

Biotechnology — 1.8%
AbbVie Inc.	1,647,237	144,281,489
Alexion Pharmaceuticals Inc.(a)	224,197	25,654,863
Amgen Inc.	608,553	154,669,830
Incyte Corp.(a)	328,123	29,445,758
Regeneron Pharmaceuticals Inc.(a)(b)	123,633	69,207,281
Vertex Pharmaceuticals Inc.(a)	458,604	124,795,320

		548,054,541

Building Products — 0.4%
Allegion PLC	161,553	15,979,207
Carrier Global Corp.	761,560	23,258,043
Fortune Brands Home & Security Inc.	243,802	21,093,749
Masco Corp.	460,689	25,397,785
Trane Technologies PLC	260,201	31,549,371

		117,278,155

Capital Markets — 2.1%
Ameriprise Financial Inc.	137,966	21,261,940
BlackRock Inc.(c)	127,604	71,911,234
Cboe Global Markets Inc.	189,977	16,668,582
Charles Schwab Corp. (The)	1,494,309	54,138,815
CME Group Inc.	321,184	53,737,295
Intercontinental Exchange Inc.	544,851	54,512,342
MarketAxess Holdings Inc.	67,032	32,281,941
Moody’s Corp.	284,114	82,350,443
MSCI Inc.	147,602	52,661,442
Nasdaq Inc.	95,312	11,695,735
S&P Global Inc.	424,616	153,116,530
T Rowe Price Group Inc.	295,012	37,826,439

		642,162,738

Chemicals — 1.8%
Air Products & Chemicals Inc.	389,097	115,896,432
Celanese Corp.	208,816	22,437,279

Security	Shares	Value

Chemicals (continued)
Dow Inc.	1,308,370	$61,558,808
Ecolab Inc.	222,994	44,563,121
FMC Corp.	226,280	23,965,315
Linde PLC	657,335	156,531,184
PPG Industries Inc.	210,754	25,728,848
Sherwin-Williams Co. (The)	144,205	100,473,392

		551,154,379

Commercial Services & Supplies — 0.5%
Cintas Corp.	153,461	51,076,425
Copart Inc.(a)	362,006	38,068,551
Republic Services Inc.	171,086	15,970,878
Rollins Inc.(b)	122,545	6,640,713
Waste Management Inc.	396,989	44,927,245

		156,683,812

Communications Equipment — 0.2%
Arista Networks Inc.(a)	96,623	19,994,197
Motorola Solutions Inc.	299,007	46,887,288

		66,881,485

Construction & Engineering — 0.0%
Quanta Services Inc.	112,053	5,923,122

Construction Materials — 0.2%
Martin Marietta Materials Inc.	109,043	25,664,360
Vulcan Materials Co.	233,912	31,704,433

		57,368,793

Consumer Finance — 0.4%
American Express Co.	690,595	69,232,149
Discover Financial Services	335,424	19,380,799
Synchrony Financial	959,254	25,103,677

		113,716,625

Containers & Packaging — 0.2%
Avery Dennison Corp.	104,797	13,397,249
Ball Corp.	406,911	33,822,442

		47,219,691

Distributors — 0.0%
LKQ Corp.(a)	256,872	7,123,061

Electric Utilities — 0.5%
NextEra Energy Inc.	457,044	126,857,133
NRG Energy Inc.	430,121	13,221,919

		140,079,052

Electrical Equipment — 0.3%
AMETEK Inc.	405,226	40,279,464
Emerson Electric Co.	569,780	37,360,475
Rockwell Automation Inc.	115,531	25,495,381

		103,135,320

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	526,620	57,017,148
CDW Corp./DE	251,968	30,117,735
Corning Inc.	628,976	20,385,112
FLIR Systems Inc.	107,606	3,857,675
IPG Photonics Corp.(a)(b)	32,058	5,448,898
Keysight Technologies Inc.(a)(b)	328,522	32,451,403
TE Connectivity Ltd.	291,986	28,538,712
Zebra Technologies Corp., Class A(a)	94,453	23,845,604

		201,662,287

Energy Equipment & Services — 0.0%
National Oilwell Varco Inc.	211,356	1,914,885

1

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 2.4%
Electronic Arts Inc.(a)	269,272	$35,115,761
Live Nation Entertainment Inc.(a)(b)	167,410	9,020,051
Netflix Inc.(a)	776,661	388,353,800
Take-Two Interactive Software Inc.(a)(b)	201,345	33,266,221
Walt Disney Co. (The)	1,941,247	240,869,928

		706,625,761

Equity Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities Inc.	111,756	17,880,960
American Tower Corp.	781,160	188,829,807
Boston Properties Inc.	109,069	8,758,241
Crown Castle International Corp.	429,596	71,527,734
Duke Realty Corp.	382,620	14,118,678
Equinix Inc.	155,961	118,550,635
Essex Property Trust Inc.	56,375	11,319,536
Extra Space Storage Inc.	132,651	14,192,330
Federal Realty Investment Trust	48,533	3,564,264
Healthpeak Properties Inc.	446,843	12,131,787
Mid-America Apartment Communities Inc.	90,413	10,483,387
Prologis Inc.	740,553	74,514,443
Public Storage	118,168	26,318,377
Realty Income Corp.	271,890	16,517,318
SBA Communications Corp.	197,125	62,780,370
Simon Property Group Inc.	217,300	14,054,964
UDR Inc.	241,747	7,883,370

		673,426,201

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	459,232	163,027,360
Sysco Corp.	401,427	24,976,788

		188,004,148

Food Products — 0.3%
Campbell Soup Co.	157,298	7,608,504
Hershey Co. (The)	173,548	24,876,370
Lamb Weston Holdings Inc.	138,890	9,204,240
McCormick & Co. Inc./MD, NVS	111,318	21,606,824
Tyson Foods Inc., Class A	250,837	14,919,785

		78,215,723

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	1,808,455	196,814,158
ABIOMED Inc.(a)	45,599	12,633,659
Align Technology Inc.(a)	125,792	41,179,269
Baxter International Inc.	402,038	32,331,896
Boston Scientific Corp.(a)(b)	1,486,512	56,799,623
Cooper Companies Inc. (The)	49,040	16,532,365
Danaher Corp.	711,614	153,231,843
Dentsply Sirona Inc.	202,148	8,839,932
DexCom Inc.(a)(b)	168,997	69,665,633
Edwards Lifesciences Corp.(a)	1,094,407	87,355,567
Hologic Inc.(a)	246,285	16,370,564
IDEXX Laboratories Inc.(a)	150,214	59,050,626
Intuitive Surgical Inc.(a)	206,093	146,231,227
ResMed Inc.	255,182	43,745,850
Steris PLC	79,706	14,043,400
Stryker Corp.	379,230	79,020,155
Teleflex Inc.	81,907	27,882,781
Varian Medical Systems Inc.(a)	88,348	15,195,856
West Pharmaceutical Services Inc.	129,485	35,595,426

		1,112,519,830

Health Care Technology — 0.1%
Cerner Corp.	338,517	24,471,394

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill Inc.(a)(b)	49,380	$61,414,400
Darden Restaurants Inc.	105,684	10,646,606
Domino’s Pizza Inc.	69,115	29,393,227
Hilton Worldwide Holdings Inc.	486,458	41,504,597
Las Vegas Sands Corp.	328,876	15,345,354
Marriott International Inc./MD, Class A	469,349	43,452,330
McDonald’s Corp.	576,446	126,524,133
MGM Resorts International(b)	440,468	9,580,179
Starbucks Corp.	2,058,691	176,882,731
Wynn Resorts Ltd.	170,012	12,208,562
Yum! Brands Inc.	530,611	48,444,784

		575,396,903

Household Durables — 0.4%
DR Horton Inc.	582,858	44,081,550
Garmin Ltd.	263,290	24,975,689
Leggett & Platt Inc.	154,198	6,348,332
NVR Inc.(a)	6,133	25,041,775
PulteGroup Inc.	473,410	21,914,149

		122,361,495

Household Products — 1.6%
Church & Dwight Co. Inc.	234,405	21,966,093
Colgate-Palmolive Co.	677,729	52,286,792
Kimberly-Clark Corp.	293,894	43,396,388
Procter & Gamble Co. (The)	2,542,955	353,445,315

		471,094,588

Industrial Conglomerates — 0.6%
Honeywell International Inc.	568,408	93,565,641
Roper Technologies Inc.	184,397	72,857,099

		166,422,740

Insurance — 0.7%
Aon PLC, Class A(b)	257,009	53,020,957
Arthur J Gallagher & Co.	170,968	18,050,801
Cincinnati Financial Corp.	123,145	9,601,616
Marsh & McLennan Companies Inc.	545,315	62,547,631
Progressive Corp. (The)	627,411	59,396,999
Willis Towers Watson PLC	108,676	22,693,722

		225,311,726

Interactive Media & Services — 8.8%
Alphabet Inc., Class A(a)	529,152	775,525,171
Alphabet Inc., Class C, NVS(a)	517,043	759,846,393
Facebook Inc., Class A(a)	4,234,113	1,108,914,195

		2,644,285,759

Internet & Direct Marketing Retail — 8.6%
Amazon.com Inc.(a)	749,787	2,360,876,821
Booking Holdings Inc.(a)	72,100	123,340,028
eBay Inc.	1,173,495	61,139,089
Etsy Inc.(a)	211,336	25,704,798

		2,571,060,736

IT Services — 6.9%
Accenture PLC, Class A	705,845	159,513,912
Akamai Technologies Inc.(a)	205,445	22,709,890
Automatic Data Processing Inc.	470,046	65,566,716
Broadridge Financial Solutions Inc.	141,840	18,722,880
Fiserv Inc.(a)	978,001	100,783,003
FleetCor Technologies Inc.(a)(b)	148,020	35,243,562
Gartner Inc.(a)(b)	158,148	19,760,593
Global Payments Inc.	258,291	45,867,316
Jack Henry & Associates Inc.	69,402	11,284,071

2

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Leidos Holdings Inc.	116,870	$10,418,960
Mastercard Inc., Class A	1,555,653	526,075,175
Paychex Inc.	377,727	30,131,283
PayPal Holdings Inc.(a)	2,066,263	407,115,799
VeriSign Inc.(a)	93,666	19,187,480
Visa Inc., Class A(b)	2,969,177	593,746,325
Western Union Co. (The)	725,678	15,551,280

		2,081,678,245

Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	308,735	31,163,711
Bio-Rad Laboratories Inc., Class A(a)	26,648	13,735,978
Illumina Inc.(a)	154,600	47,783,768
IQVIA Holdings Inc.(a)	232,988	36,725,898
Mettler-Toledo International Inc.(a)(b)	26,549	25,639,697
PerkinElmer Inc.	110,280	13,841,243
Thermo Fisher Scientific Inc.	696,659	307,588,882
Waters Corp.(a)	67,802	13,267,495

		489,746,672

Machinery — 1.4%
Caterpillar Inc.	562,013	83,824,239
Cummins Inc.	164,171	34,666,348
Deere & Co.	326,323	72,322,967
Dover Corp.	148,610	16,100,407
IDEX Corp.	76,543	13,962,209
Illinois Tool Works Inc.	309,769	59,850,469
Ingersoll Rand Inc.(a)(b)	478,369	17,029,936
Otis Worldwide Corp.	379,429	23,683,958
PACCAR Inc.	610,980	52,104,374
Parker-Hannifin Corp.	124,822	25,256,483
Xylem Inc./NY	184,221	15,496,671

		414,298,061

Media — 1.2%
Charter Communications Inc., Class A(a)(b)	263,412	164,458,648
Comcast Corp., Class A	4,495,743	207,973,071

		372,431,719

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,410,256	22,056,404

Multi-Utilities — 0.1%
Sempra Energy	229,717	27,189,304

Multiline Retail — 0.6%
Dollar General Corp.	438,081	91,830,539
Target Corp.	564,235	88,821,874

		180,652,413

Oil, Gas & Consumable Fuels — 0.5%
Apache Corp.	412,019	3,901,820
Cabot Oil & Gas Corp.	440,597	7,648,764
ConocoPhillips	1,885,473	61,918,933
EOG Resources Inc.	514,114	18,477,257
Hess Corp.	482,526	19,749,789
Phillips 66	385,575	19,988,208
Pioneer Natural Resources Co.	179,053	15,396,768

		147,081,539

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	396,947	86,633,683

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	2,182,851	131,604,087

Security	Shares	Value

Pharmaceuticals (continued)
Catalent Inc.(a)	290,694	$24,900,848
Eli Lilly & Co.	768,534	113,758,403
Johnson & Johnson	1,947,367	289,923,999
Merck & Co. Inc.	2,449,796	203,210,578
Zoetis Inc.	837,423	138,484,641

		901,882,556

Professional Services — 0.3%
Equifax Inc.	127,996	20,082,572
IHS Markit Ltd.	480,450	37,720,130
Verisk Analytics Inc.	198,215	36,731,222

		94,533,924

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	591,966	27,804,643

Road & Rail — 1.1%
CSX Corp.	672,131	52,204,415
JB Hunt Transport Services Inc.	86,672	10,953,607
Kansas City Southern	166,180	30,050,330
Norfolk Southern Corp.	242,972	51,993,578
Old Dominion Freight Line Inc.	169,822	30,724,196
Union Pacific Corp.	741,570	145,992,886

		321,919,012

Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices Inc.(a)	2,067,598	169,522,360
Analog Devices Inc.	650,720	75,965,053
Applied Materials Inc.	1,606,786	95,523,428
Broadcom Inc.	708,276	258,039,112
Intel Corp.	4,269,206	221,059,487
KLA Corp.	273,775	53,041,168
Lam Research Corp.	256,418	85,066,671
Maxim Integrated Products Inc.	206,032	13,929,823
Microchip Technology Inc.	445,597	45,789,548
Micron Technology Inc.(a)	1,958,301	91,961,815
NVIDIA Corp.	1,086,580	588,078,828
Qorvo Inc.(a)	201,175	25,953,587
QUALCOMM Inc.	1,986,956	233,824,982
Skyworks Solutions Inc.	170,886	24,863,913
Teradyne Inc.	294,049	23,365,134
Texas Instruments Inc.	1,000,085	142,802,137
Xilinx Inc.	266,238	27,752,649

		2,176,539,695

Software — 14.7%
Adobe Inc.(a)	844,723	414,277,501
ANSYS Inc.(a)(b)	150,802	49,346,938
Autodesk Inc.(a)	386,194	89,214,676
Cadence Design Systems Inc.(a)	492,034	52,465,585
Citrix Systems Inc.	113,394	15,615,488
Fortinet Inc.(a)	236,987	27,919,438
Intuit Inc.	461,060	150,402,383
Microsoft Corp.	13,327,174	2,803,104,507
NortonLifeLock Inc.	646,890	13,481,188
Oracle Corp.	2,041,921	121,902,684
Paycom Software Inc.(a)	86,422	26,903,169
salesforce.com Inc.(a)	1,602,574	402,758,898
ServiceNow Inc.(a)	337,776	163,821,360
Synopsys Inc.(a)	267,852	57,314,971
Tyler Technologies Inc.(a)(b)	71,168	24,806,318

		4,413,335,104

3

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.9%
AutoZone Inc.(a)	41,225	$48,548,209
CarMax Inc.(a)(b)	287,622	26,435,338
Home Depot Inc. (The)	1,345,958	373,785,996
Lowe’s Companies Inc.	878,394	145,690,429
O’Reilly Automotive Inc.(a)	130,415	60,131,748
Ross Stores Inc.	626,801	58,493,069
Tiffany & Co.	190,327	22,049,383
TJX Companies Inc. (The)	2,111,628	117,512,098
Tractor Supply Co.	100,088	14,346,614
Ulta Beauty Inc.(a)	54,272	12,155,843

		879,148,727

Technology Hardware, Storage & Peripherals — 11.0%
Apple Inc.	28,311,659	3,278,773,229
NetApp Inc.	179,055	7,849,771
Seagate Technology PLC	233,157	11,487,645
Xerox Holdings Corp.	312,136	5,858,793

		3,303,969,438

Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B(b)	1,468,848	184,399,178
VF Corp.	298,169	20,946,372

		205,345,550

Tobacco — 0.5%
Altria Group Inc.	1,272,759	49,179,408
Philip Morris International Inc.	1,206,354	90,464,486

		139,643,894

Trading Companies & Distributors — 0.2%
Fastenal Co.	702,764	31,687,629
United Rentals Inc.(a)	127,250	22,205,125

		53,892,754

Water Utilities — 0.1%
American Water Works Co. Inc.	158,260	22,928,709

Total Common Stocks — 99.8% (Cost: $18,867,139,452)		29,967,800,193

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	103,105,150	103,197,944
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	35,820,000	35,820,000

		139,017,944

Total Short-Term Investments — 0.5% (Cost: $138,880,796)		139,017,944

Total Investments in Securities — 100.3% (Cost: $19,006,020,248)		30,106,818,137

Other Assets, Less Liabilities — (0.3)%		(92,399,332)

Net Assets — 100.0%		$30,014,418,805

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4

Schedule of Investments (unaudited) September 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Boeing Co. (The)	427,674	$70,677,405
General Dynamics Corp.	334,532	46,309,265
Howmet Aerospace Inc.	287,636	4,809,274
Huntington Ingalls Industries Inc.	23,118	3,253,859
Raytheon Technologies Corp.	1,033,467	59,465,691
Textron Inc.(a)	327,727	11,827,667

		196,343,161

Air Freight & Logistics — 1.3%
CH Robinson Worldwide Inc.	194,280	19,853,473
Expeditors International of Washington Inc.	115,835	10,485,384
FedEx Corp.	346,942	87,262,852
United Parcel Service Inc., Class B	559,764	93,273,475

		210,875,184

Airlines — 0.6%
Alaska Air Group Inc.	176,517	6,465,818
American Airlines Group Inc.(a)	737,078	9,058,689
Delta Air Lines Inc.	918,113	28,075,895
Southwest Airlines Co.	849,045	31,839,187
United Airlines Holdings Inc.(a)(b)	421,701	14,654,110

		90,093,699

Auto Components — 0.3%
Aptiv PLC	388,666	35,632,899
BorgWarner Inc.	297,098	11,509,576

		47,142,475

Automobiles — 0.6%
Ford Motor Co.	5,623,120	37,449,979
General Motors Co.	1,812,694	53,637,616

		91,087,595

Banks — 7.1%
Bank of America Corp.	10,974,352	264,372,140
Citigroup Inc.	2,996,577	129,182,434
Citizens Financial Group Inc.	614,365	15,531,147
Comerica Inc.	200,129	7,654,934
Fifth Third Bancorp.	1,025,178	21,856,795
First Republic Bank/CA	126,349	13,779,622
Huntington Bancshares Inc./OH	1,464,288	13,427,521
JPMorgan Chase & Co.	2,281,050	219,596,684
KeyCorp	1,400,925	16,713,035
M&T Bank Corp.	184,907	17,028,086
People’s United Financial Inc.	611,411	6,303,647
PNC Financial Services Group Inc. (The)	611,017	67,156,878
Regions Financial Corp.	1,382,035	15,934,864
SVB Financial Group(b)	26,661	6,415,170
Truist Financial Corp.	1,939,710	73,805,966
U.S. Bancorp.	1,973,077	70,734,810
Wells Fargo & Co.	5,930,277	139,420,812
Zions Bancorp NA	235,240	6,873,713

		1,105,788,258

Beverages — 2.4%
Coca-Cola Co. (The)	3,338,675	164,830,385
Constellation Brands Inc., Class A	241,843	45,831,667
Molson Coors Beverage Co., Class B	269,133	9,032,103
Monster Beverage Corp.(b)	176,577	14,161,475
PepsiCo Inc.	1,036,360	143,639,496

		377,495,126

Biotechnology — 2.6%
AbbVie Inc.	1,193,918	104,575,278

Security	Shares	Value

Biotechnology (continued)
Alexion Pharmaceuticals Inc.(b)	133,247	$15,247,454
Amgen Inc.	345,643	87,848,625
Biogen Inc.(b)	227,871	64,642,445
Gilead Sciences Inc.	1,804,574	114,031,031
Regeneron Pharmaceuticals Inc.(b)	49,657	27,796,995

		414,141,828

Building Products — 0.6%
A O Smith Corp.	193,466	10,215,005
Carrier Global Corp.	550,807	16,821,646
Johnson Controls International PLC	1,070,961	43,748,757
Trane Technologies PLC	130,645	15,840,706

		86,626,114

Capital Markets — 3.2%
Ameriprise Financial Inc.	61,010	9,402,251
Bank of New York Mellon Corp. (The)	1,173,077	40,283,464
BlackRock Inc.(c)	100,018	56,365,144
Charles Schwab Corp. (The)	449,467	16,284,189
CME Group Inc.	252,934	42,318,388
E*TRADE Financial Corp.	318,360	15,933,918
Franklin Resources Inc.	387,706	7,889,817
Goldman Sachs Group Inc. (The)	495,253	99,530,995
Intercontinental Exchange Inc.	363,529	36,371,076
Invesco Ltd.	533,307	6,085,033
Morgan Stanley	1,724,854	83,396,691
Nasdaq Inc.	87,640	10,754,304
Northern Trust Corp.	300,649	23,441,603
Raymond James Financial Inc.	175,158	12,744,496
State Street Corp.	508,438	30,165,627
T Rowe Price Group Inc.	85,026	10,902,034

		501,869,030

Chemicals — 1.9%
Albemarle Corp.	152,920	13,652,698
CF Industries Holdings Inc.	307,181	9,433,528
Corteva Inc.	1,076,030	31,000,424
DuPont de Nemours Inc.	1,056,250	58,600,750
Eastman Chemical Co.	195,563	15,277,382
Ecolab Inc.	175,113	34,994,582
International Flavors & Fragrances Inc.	153,917	18,847,137
Linde PLC	219,294	52,220,480
LyondellBasell Industries NV, Class A	370,739	26,133,392
Mosaic Co. (The)	492,310	8,994,504
PPG Industries Inc.	166,353	20,308,374

		289,463,251

Commercial Services & Supplies — 0.3%
Republic Services Inc.	163,420	15,255,257
Rollins Inc.(a)	113,294	6,139,402
Waste Management Inc.	234,962	26,590,649

		47,985,308

Communications Equipment — 1.7%
Cisco Systems Inc.	6,093,471	240,021,823
F5 Networks Inc.(b)	88,050	10,809,898
Juniper Networks Inc.	480,241	10,325,182

		261,156,903

Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	187,418	17,386,768
Quanta Services Inc.	108,326	5,726,112

		23,112,880

5

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 0.6%
American Express Co.	375,492	$37,643,073
Capital One Financial Corp.	657,269	47,231,350
Discover Financial Services	167,398	9,672,257

		94,546,680

Containers & Packaging — 0.6%
Amcor PLC	2,260,952	24,983,520
Avery Dennison Corp.	34,673	4,432,596
Ball Corp.	136,281	11,327,677
International Paper Co.	565,808	22,937,856
Packaging Corp. of America	136,427	14,877,364
Sealed Air Corp.	222,600	8,639,106
Westrock Co.	373,713	12,982,790

		100,180,909

Distributors — 0.2%
Genuine Parts Co.	207,649	19,761,955
LKQ Corp.(b)	194,772	5,401,028

		25,162,983

Diversified Financial Services — 3.9%
Berkshire Hathaway Inc., Class B(b)	2,853,148	607,549,335

Diversified Telecommunication Services — 4.2%
AT&T Inc.	10,255,522	292,384,932
CenturyLink Inc.	1,421,788	14,345,841
Verizon Communications Inc.	5,956,196	354,334,100

		661,064,873

Electric Utilities — 4.0%
Alliant Energy Corp.	359,545	18,570,499
American Electric Power Co. Inc.	714,151	58,367,561
Duke Energy Corp.	1,058,559	93,745,985
Edison International	546,244	27,771,045
Entergy Corp.	287,625	28,339,691
Evergy Inc.	326,933	16,614,735
Eversource Energy	493,227	41,209,116
Exelon Corp.	1,402,674	50,159,622
FirstEnergy Corp.	781,735	22,443,612
NextEra Energy Inc.	331,249	91,941,472
Pinnacle West Capital Corp.	163,196	12,166,262
PPL Corp.	1,105,090	30,069,499
Southern Co. (The)	1,520,166	82,423,401
Xcel Energy Inc.	756,162	52,182,740

		626,005,240

Electrical Equipment — 0.6%
Eaton Corp. PLC	575,892	58,758,260
Emerson Electric Co.	397,147	26,040,929
Rockwell Automation Inc.	71,775	15,839,307

		100,638,496

Electronic Equipment, Instruments & Components — 0.3%
Corning Inc.	580,116	18,801,560
FLIR Systems Inc.	95,772	3,433,426
IPG Photonics Corp.(a)(b)	25,490	4,332,535
TE Connectivity Ltd.	237,978	23,259,970

		49,827,491

Energy Equipment & Services — 0.4%
Baker Hughes Co.	944,695	12,554,997
Halliburton Co.	1,264,444	15,236,550
National Oilwell Varco Inc.	380,798	3,450,030
Schlumberger Ltd.	1,996,650	31,067,874

Security	Shares	Value

Energy Equipment & Services (continued)
TechnipFMC PLC	600,697	$3,790,398

		66,099,849

Entertainment — 1.6%
Activision Blizzard Inc.	1,111,011	89,936,340
Electronic Arts Inc.(b)	195,373	25,478,593
Live Nation Entertainment Inc.(a)(b)	66,984	3,609,098
Walt Disney Co. (The)	1,014,403	125,867,124

		244,891,155

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	78,200	12,512,000
Apartment Investment & Management Co., Class A	213,979	7,215,372
AvalonBay Communities Inc.	202,273	30,207,450
Boston Properties Inc.	114,953	9,230,726
Crown Castle International Corp.	253,705	42,241,882
Digital Realty Trust Inc.	387,184	56,823,124
Duke Realty Corp.	217,545	8,027,410
Equity Residential	492,889	25,299,992
Essex Property Trust Inc.	46,834	9,403,799
Extra Space Storage Inc.	77,836	8,327,674
Federal Realty Investment Trust	56,491	4,148,699
Healthpeak Properties Inc.	410,665	11,149,555
Host Hotels & Resorts Inc.	1,015,135	10,953,307
Iron Mountain Inc.	417,625	11,188,174
Kimco Realty Corp.	622,533	7,009,722
Mid-America Apartment Communities Inc.	90,325	10,473,184
Prologis Inc.	457,246	46,008,092
Public Storage	122,583	27,301,686
Realty Income Corp.	272,864	16,576,488
Regency Centers Corp.	228,657	8,693,539
Simon Property Group Inc.	264,770	17,125,324
SL Green Realty Corp.	106,172	4,923,196
UDR Inc.	226,958	7,401,100
Ventas Inc.	537,012	22,533,023
Vornado Realty Trust	227,181	7,658,271
Welltower Inc.	600,429	33,077,634
Weyerhaeuser Co.	1,074,156	30,634,929

		486,145,352

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	260,561	92,499,155
Kroger Co. (The)	1,119,725	37,969,875
Sysco Corp.	402,584	25,048,776
Walgreens Boots Alliance Inc.	1,035,230	37,185,462
Walmart Inc.	1,998,624	279,627,484

		472,330,752

Food Products — 2.4%
Archer-Daniels-Midland Co.	799,531	37,170,196
Campbell Soup Co.	164,298	7,947,094
Conagra Brands Inc.	703,104	25,107,844
General Mills Inc.	879,338	54,237,568
Hershey Co. (The)	70,019	10,036,523
Hormel Foods Corp.	403,882	19,745,791
JM Smucker Co. (The)	164,195	18,967,806
Kellogg Co.	365,256	23,591,885
Kraft Heinz Co. (The)	932,665	27,933,317
Lamb Weston Holdings Inc.	94,122	6,237,465
McCormick & Co. Inc./MD, NVS	87,418	16,967,834
Mondelez International Inc., Class A	2,055,909	118,111,972
Tyson Foods Inc., Class A	220,239	13,099,816

		379,155,111

6

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.1%
Atmos Energy Corp.	177,112	$16,930,136

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	1,070,349	116,486,082
ABIOMED Inc.(a)(b)	27,555	7,634,388
Baxter International Inc.	400,761	32,229,199
Becton Dickinson and Co.	417,229	97,080,844
Boston Scientific Corp.(b)	844,303	32,260,818
Cooper Companies Inc. (The)	30,232	10,191,812
Danaher Corp.	327,161	70,447,578
Dentsply Sirona Inc.	147,740	6,460,670
Hologic Inc.(b)	170,819	11,354,339
Medtronic PLC	1,934,826	201,067,118
Steris PLC	56,063	9,877,740
Stryker Corp.	159,921	33,322,739
Varian Medical Systems Inc.(b)	59,027	10,152,644
Zimmer Biomet Holdings Inc.	298,022	40,572,715

		679,138,686

Health Care Providers & Services — 6.7%
AmerisourceBergen Corp.	211,420	20,490,826
Anthem Inc.	362,011	97,232,535
Cardinal Health Inc.	420,936	19,762,945
Centene Corp.(b)	834,072	48,651,420
Cigna Corp.	528,539	89,539,792
CVS Health Corp.	1,883,711	110,008,722
DaVita Inc.(a)(b)	108,306	9,276,409
HCA Healthcare Inc.	379,514	47,317,806
Henry Schein Inc.(b)	205,496	12,079,055
Humana Inc.	190,420	78,812,934
Laboratory Corp. of America Holdings(b)	140,196	26,394,701
McKesson Corp.	233,451	34,767,857
Quest Diagnostics Inc.	193,313	22,132,405
UnitedHealth Group Inc.	1,367,886	426,465,818
Universal Health Services Inc., Class B	111,822	11,967,191

		1,054,900,416

Health Care Technology — 0.1%
Cerner Corp.(a)	162,637	11,757,029

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.(a)	750,563	11,393,546
Darden Restaurants Inc.	100,696	10,144,115
Las Vegas Sands Corp.	204,692	9,550,929
McDonald’s Corp.	599,782	131,646,151
MGM Resorts International(a)	231,462	5,034,299
Norwegian Cruise Line Holdings Ltd.(a)(b)	403,111	6,897,229
Royal Caribbean Cruises Ltd.	255,690	16,550,814

		191,217,083

Household Durables — 0.4%
Leggett & Platt Inc.	64,234	2,644,514
Lennar Corp., Class A	394,982	32,262,130
Mohawk Industries Inc.(b)	85,597	8,353,411
Newell Brands Inc.	547,133	9,388,802
Whirlpool Corp.	89,656	16,486,842

		69,135,699

Household Products — 2.3%
Church & Dwight Co. Inc.	163,748	15,344,825
Clorox Co. (The)	181,669	38,181,374
Colgate-Palmolive Co.	678,764	52,366,643
Kimberly-Clark Corp.	250,356	36,967,567

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	1,505,065	$209,188,984

		352,049,393

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	956,989	17,331,071

Industrial Conglomerates — 1.9%
3M Co.	829,107	132,806,359
General Electric Co.	12,599,233	78,493,222
Honeywell International Inc.	545,468	89,789,487

		301,089,068

Insurance — 3.5%
Aflac Inc.	954,315	34,689,350
Allstate Corp. (The)	449,538	42,319,507
American International Group Inc.	1,239,923	34,135,080
Aon PLC, Class A	123,370	25,451,231
Arthur J Gallagher & Co.	134,516	14,202,199
Assurant Inc.	85,664	10,391,900
Chubb Ltd.	649,682	75,441,074
Cincinnati Financial Corp.	115,753	9,025,262
Everest Re Group Ltd.	57,280	11,315,091
Globe Life Inc.	141,046	11,269,575
Hartford Financial Services Group Inc. (The)	514,519	18,965,170
Lincoln National Corp.	263,292	8,248,938
Loews Corp.	345,414	12,003,137
Marsh & McLennan Companies Inc.	284,343	32,614,142
MetLife Inc.	1,110,495	41,277,099
Principal Financial Group Inc.	366,108	14,743,169
Progressive Corp. (The)	328,616	31,110,077
Prudential Financial Inc.	568,552	36,114,423
Travelers Companies Inc. (The)	364,436	39,428,331
Unum Group	287,355	4,836,185
Willis Towers Watson PLC	96,446	20,139,854
WR Berkley Corp.	201,559	12,325,333

		540,046,127

Interactive Media & Services — 0.3%
Twitter Inc.(a)(b)	1,138,470	50,661,915

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	195,327	17,909,533

IT Services — 3.5%
Accenture PLC, Class A	338,817	76,569,254
Akamai Technologies Inc.(b)	65,573	7,248,439
Automatic Data Processing Inc.	235,173	32,804,282
Broadridge Financial Solutions Inc.	49,425	6,524,100
Cognizant Technology Solutions Corp., Class A	780,485	54,181,269
DXC Technology Co.	365,880	6,530,958
Fidelity National Information Services Inc.(a)	891,838	131,287,472
Global Payments Inc.(a)	219,668	39,008,643
International Business Machines Corp.	1,281,873	155,965,488
Jack Henry & Associates Inc.	53,416	8,684,907
Leidos Holdings Inc.	95,979	8,556,528
Paychex Inc.	152,177	12,139,159
VeriSign Inc.(b)	68,796	14,092,861

		553,593,360

Leisure Products — 0.1%
Hasbro Inc.	183,421	15,172,585

Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	191,459	19,325,871

7

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bio-Rad Laboratories Inc., Class A(b)	8,659	$4,463,368
Illumina Inc.(a)(b)	84,060	25,981,265
IQVIA Holdings Inc.(b)	85,935	13,545,934
Mettler-Toledo International Inc.(b)	12,757	12,320,073
PerkinElmer Inc.	68,615	8,611,869
Waters Corp.(b)	33,871	6,627,877

		90,876,257

Machinery — 2.0%
Caterpillar Inc.	319,566	47,663,269
Cummins Inc.	78,624	16,602,244
Deere & Co.	184,937	40,987,587
Dover Corp.	85,476	9,260,470
Flowserve Corp.	187,349	5,112,754
Fortive Corp.	485,173	36,975,034
IDEX Corp.	46,499	8,481,883
Illinois Tool Works Inc.	161,507	31,204,768
Ingersoll Rand Inc.(b)	145,247	5,170,793
Otis Worldwide Corp.	275,401	17,190,530
Parker-Hannifin Corp.	83,216	16,837,926
Pentair PLC	237,530	10,871,748
Snap-on Inc.	78,397	11,534,551
Stanley Black & Decker Inc.	229,841	37,280,210
Westinghouse Air Brake Technologies Corp.	256,815	15,891,712
Xylem Inc./NY	106,009	8,917,477

		319,982,956

Media — 1.5%
Comcast Corp., Class A	2,887,103	133,557,385
Discovery Inc., Class A(a)(b)	227,406	4,950,629
Discovery Inc., Class C, NVS(b)	448,666	8,793,853
DISH Network Corp., Class A(a)(b)	357,581	10,380,576
Fox Corp., Class A, NVS(a)	493,714	13,740,061
Fox Corp., Class B(b)	227,043	6,350,393
Interpublic Group of Companies Inc. (The)	564,958	9,417,850
News Corp., Class A, NVS	557,894	7,821,674
News Corp., Class B	174,934	2,445,577
Omnicom Group Inc.	309,277	15,309,211
ViacomCBS Inc., Class B, NVS	811,475	22,729,415

		235,496,624

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	940,191	14,704,587
Newmont Corp.	1,155,918	73,342,997
Nucor Corp.	434,539	19,493,420

		107,541,004

Multi-Utilities — 2.3%
Ameren Corp.	356,808	28,216,377
CenterPoint Energy Inc.	784,197	15,174,212
CMS Energy Corp.	412,680	25,342,679
Consolidated Edison Inc.	481,466	37,458,055
Dominion Energy Inc.	1,209,267	95,447,444
DTE Energy Co.	276,979	31,863,664
NiSource Inc.	551,313	12,128,886
Public Service Enterprise Group Inc.	727,970	39,972,833
Sempra Energy	228,995	27,103,848
WEC Energy Group Inc.	454,029	43,995,410

		356,703,408

Multiline Retail — 0.5%
Dollar Tree Inc.(b)	341,025	31,149,224

Security	Shares	Value

Multiline Retail (continued)
Target Corp.	259,408	$40,836,007

		71,985,231

Oil, Gas & Consumable Fuels — 4.1%
Apache Corp.	205,043	1,941,757
Cabot Oil & Gas Corp.	208,848	3,625,601
Chevron Corp.	2,687,772	193,519,584
Concho Resources Inc.	283,134	12,491,872
Devon Energy Corp.	541,734	5,124,804
Diamondback Energy Inc.	227,014	6,837,662
EOG Resources Inc.	419,032	15,060,010
Exxon Mobil Corp.	6,085,997	208,932,277
HollyFrontier Corp.	213,035	4,198,920
Kinder Morgan Inc./DE	2,798,578	34,506,467
Marathon Oil Corp.	1,116,890	4,568,080
Marathon Petroleum Corp.	939,547	27,566,309
Noble Energy Inc.	701,971	6,001,852
Occidental Petroleum Corp.(a)	1,213,371	12,145,844
ONEOK Inc.	639,371	16,610,859
Phillips 66	314,285	16,292,534
Pioneer Natural Resources Co.	90,352	7,769,368
Valero Energy Corp.	586,914	25,425,114
Williams Companies Inc. (The)	1,746,108	34,311,022

		636,929,936

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	1,459,912	88,018,095
Eli Lilly & Co.	514,203	76,112,328
Johnson & Johnson	2,197,975	327,234,518
Merck & Co. Inc.	1,638,232	135,891,344
Mylan NV(b)	741,933	11,002,866
Perrigo Co. PLC	195,122	8,958,051
Pfizer Inc.	7,998,414	293,541,794

		940,758,996

Professional Services — 0.3%
Equifax Inc.	69,929	10,971,860
IHS Markit Ltd.	145,975	11,460,497
Nielsen Holdings PLC	510,986	7,245,782
Robert Half International Inc.	164,665	8,717,365
Verisk Analytics Inc.	72,303	13,398,469

		51,793,973

Road & Rail — 1.0%
CSX Corp.	550,598	42,764,947
JB Hunt Transport Services Inc.	49,630	6,272,239
Norfolk Southern Corp.	168,910	36,145,051
Union Pacific Corp.	371,299	73,097,634

		158,279,871

Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	2,632,308	136,300,908
Maxim Integrated Products Inc.	215,186	14,548,726
Skyworks Solutions Inc.	100,904	14,681,532
Texas Instruments Inc.	500,986	71,535,791
Xilinx Inc.	133,554	13,921,669

		250,988,626

Software — 0.5%
Citrix Systems Inc.	85,937	11,834,384
NortonLifeLock Inc.	325,479	6,782,982
Oracle Corp.	1,113,077	66,450,697

		85,068,063

8

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 1.8%
Advance Auto Parts Inc.	99,516	$15,275,706
Best Buy Co. Inc.	331,575	36,900,982
Gap Inc. (The)	296,286	5,045,751
Home Depot Inc. (The)	449,331	124,783,712
L Brands Inc.	338,836	10,778,373
Lowe’s Companies Inc.	369,847	61,342,823
Tractor Supply Co.	85,979	12,324,230
Ulta Beauty Inc.(a)(b)	36,329	8,136,969

		274,588,546

Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	1,851,583	17,349,333
HP Inc.	1,976,972	37,542,698
NetApp Inc.	171,233	7,506,855
Seagate Technology PLC	126,490	6,232,162
Western Digital Corp.	434,189	15,869,608

		84,500,656

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	501,133	7,892,845
Nike Inc., Class B	591,304	74,232,304
PVH Corp.	102,081	6,088,111
Ralph Lauren Corp.	68,842	4,679,190
Tapestry Inc.	394,968	6,173,350
Under Armour Inc., Class A(a)(b)	268,974	3,020,578
Under Armour Inc., Class C, NVS(b)	278,020	2,735,717
VF Corp.	216,151	15,184,608

		120,006,703

Tobacco — 1.0%
Altria Group Inc.	1,631,702	63,048,965
Philip Morris International Inc.	1,255,248	94,131,048

		157,180,013

Trading Companies & Distributors — 0.2%
Fastenal Co.	246,989	11,136,734
WW Grainger Inc.	64,770	23,107,993

		34,244,727

Water Utilities — 0.1%
American Water Works Co. Inc.	130,410	18,893,801

Wireless Telecommunication Services — 0.6%
T-Mobile U.S. Inc.(b)	837,383	95,763,120

Total Common Stocks — 99.7% (Cost: $16,382,135,565)		15,619,293,650

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	68,346,569	68,408,081
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	26,740,000	26,740,000

		95,148,081

Total Short-Term Investments — 0.6% (Cost: $95,050,521)		95,148,081

Total Investments in Securities — 100.3% (Cost: $16,477,186,086)		15,714,441,731

Other Assets, Less Liabilities — (0.3)%		(47,980,420)

Net Assets — 100.0%		$15,666,461,311

(a)	All or a portion of this security is on loan
(b)	Non-income producing security
(c)	Affiliate of the Fund
(d)	Annualized 7-day yield as of period-end
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

9

Schedule of Investments (unaudited) September 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Axon Enterprise Inc.(a)(b)	450,290	$40,841,303
Curtiss-Wright Corp.	215,308	20,079,624
Hexcel Corp.	592,382	19,874,416
Mercury Systems Inc.(a)(b)	397,239	30,770,133

		111,565,476

Auto Components — 1.1%
Fox Factory Holding Corp.(a)(b)	293,898	21,845,438
Gentex Corp.	1,743,530	44,895,898
Visteon Corp.(a)(b)	139,769	9,674,810

		76,416,146

Banks — 1.0%
Bank of Hawaii Corp.	165,466	8,359,342
CIT Group Inc.	329,599	5,837,198
Commerce Bancshares Inc.	392,089	22,070,690
First Financial Bankshares Inc.	644,851	17,997,791
Glacier Bancorp. Inc.	398,989	12,787,598

		67,052,619

Beverages — 0.9%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	64,624	57,086,257

Biotechnology — 1.7%
Arrowhead Pharmaceuticals Inc.(a)(b)	725,613	31,244,896
Emergent BioSolutions Inc.(a)(b)	194,667	20,114,941
Exelixis Inc.(a)(b)	2,191,977	53,593,838
Ligand Pharmaceuticals Inc.(a)(b)	113,844	10,851,610

		115,805,285

Building Products — 2.2%
Builders FirstSource Inc.(a)(b)	372,102	12,137,967
Lennox International Inc.	162,984	44,431,068
Owens Corning	405,852	27,926,676
Trex Co. Inc.(a)	821,158	58,794,913

		143,290,624

Capital Markets — 2.9%
Eaton Vance Corp., NVS	575,710	21,963,337
Evercore Inc., Class A	201,367	13,181,484
FactSet Research Systems Inc.	269,517	90,255,853
Federated Hermes Inc.	478,281	10,287,824
SEI Investments Co.	862,590	43,750,565
Stifel Financial Corp.	237,988	12,032,673

		191,471,736

Chemicals — 2.0%
Cabot Corp.	180,989	6,521,033
Ingevity Corp.(a)	292,697	14,470,940
NewMarket Corp.	33,697	11,535,157
RPM International Inc.	553,202	45,827,254
Scotts Miracle-Gro Co. (The)	288,801	44,160,561
Valvoline Inc.	708,326	13,486,527

		136,001,472

Commercial Services & Supplies — 2.4%
Brink’s Co. (The)	358,228	14,719,589
Clean Harbors Inc.(a)	363,114	20,345,278
Herman Miller Inc.	417,202	12,582,812
IAA Inc.(a)(b)	646,147	33,644,874
MSA Safety Inc.	164,367	22,053,120
Stericycle Inc.(a)(b)	285,547	18,006,594
Tetra Tech Inc.(b)	382,274	36,507,167

		157,859,434

Security	Shares	Value

Communications Equipment — 1.1%
Ciena Corp.(a)	675,336	$26,804,086
Lumentum Holdings Inc.(a)(b)	533,459	40,078,775
ViaSat Inc.(a)(b)	233,004	8,013,007

		74,895,868

Construction & Engineering — 0.6%
EMCOR Group Inc.	178,940	12,116,027
MasTec Inc.(a)(b)	397,979	16,794,714
Valmont Industries Inc.	69,998	8,692,352

		37,603,093

Construction Materials — 0.4%
Eagle Materials Inc.(b)	295,916	25,543,469

Consumer Finance — 0.6%
FirstCash Inc.	190,711	10,910,576
LendingTree Inc.(a)(b)	55,822	17,131,214
SLM Corp.	1,328,220	10,745,300

		38,787,090

Containers & Packaging — 0.7%
AptarGroup Inc.	274,414	31,063,665
Silgan Holdings Inc.	334,707	12,307,176

		43,370,841

Distributors — 1.4%
Pool Corp.	284,294	95,107,715

Diversified Consumer Services — 0.6%
Service Corp. International	637,011	26,869,124
Strategic Education Inc.	91,454	8,365,297
WW International Inc.(a)(b)	173,364	3,271,379

		38,505,800

Electric Utilities — 0.6%
Hawaiian Electric Industries Inc.	371,324	12,342,810
IDACORP Inc.	160,933	12,858,547
PNM Resources Inc.	282,101	11,659,234

		36,860,591

Electrical Equipment — 2.8%
Generac Holdings Inc.(a)(b)	445,424	86,251,903
Hubbell Inc.	384,686	52,640,432
Sunrun Inc.(a)(b)	576,108	44,400,644

		183,292,979

Electronic Equipment, Instruments & Components — 3.8%
Cognex Corp.(b)	1,227,572	79,914,937
Coherent Inc.(a)(b)	172,069	19,087,614
Jabil Inc.	961,336	32,935,372
Littelfuse Inc.	108,788	19,292,464
National Instruments Corp.	438,224	15,644,597
Trimble Inc.(a)(b)	1,774,999	86,442,451

		253,317,435

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A(b)	189,570	7,671,898

Equity Real Estate Investment Trusts (REITs) — 8.5%
American Campus Communities Inc.	468,646	16,365,118
Brixmor Property Group Inc.	1,177,053	13,759,750
Camden Property Trust	380,002	33,812,578
CoreSite Realty Corp.	301,723	35,868,830
Corporate Office Properties Trust	367,600	8,719,472
Cousins Properties Inc.	1,053,688	30,124,940
CyrusOne Inc.	538,902	37,739,307
Douglas Emmett Inc.	736,750	18,492,425

10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties Inc.	279,023	$36,086,045
EPR Properties	233,839	6,430,573
First Industrial Realty Trust Inc.	596,431	23,737,954
Healthcare Realty Trust Inc.	443,585	13,360,780
Highwoods Properties Inc.	368,087	12,356,681
Hudson Pacific Properties Inc.	393,281	8,624,652
Kilroy Realty Corp.	446,748	23,213,026
Lamar Advertising Co., Class A	373,425	24,709,532
Life Storage Inc.	203,262	21,397,391
National Retail Properties Inc.	678,069	23,400,161
Omega Healthcare Investors Inc.	725,444	21,719,793
Physicians Realty Trust	724,110	12,968,810
PotlatchDeltic Corp.	217,547	9,158,729
PS Business Parks Inc., Class A	142,316	17,418,055
Rayonier Inc.	405,935	10,732,921
Rexford Industrial Realty Inc.	878,142	40,183,778
Spirit Realty Capital Inc.	306,337	10,338,874
STORE Capital Corp.	1,262,123	34,620,034
Taubman Centers Inc.	189,036	6,293,008
Urban Edge Properties	359,454	3,493,893
Weingarten Realty Investors	377,420	6,401,043

		561,528,153

Food & Staples Retailing — 0.9%
Casey’s General Stores Inc.	261,813	46,511,079
Grocery Outlet Holding Corp.(a)(b)	366,622	14,415,577

		60,926,656

Food Products — 0.8%
Lancaster Colony Corp.	67,839	12,129,613
Pilgrim’s Pride Corp.(a)	222,485	3,329,488
Post Holdings Inc.(a)(b)	205,466	17,670,076
Sanderson Farms Inc.	140,413	16,564,522
Tootsie Roll Industries Inc.(b)	56,029	1,731,296

		51,424,995

Gas Utilities — 0.2%
ONE Gas Inc.	187,528	12,941,307

Health Care Equipment & Supplies — 5.0%
Cantel Medical Corp.	149,662	6,576,148
Globus Medical Inc., Class A(a)	533,928	26,440,115
Haemonetics Corp.(a)	230,177	20,082,943
Hill-Rom Holdings Inc.	260,192	21,728,634
ICU Medical Inc.(a)(b)	138,015	25,223,621
Integra LifeSciences Holdings Corp.(a)(b)	502,825	23,743,396
LivaNova PLC(a)(b)	176,803	7,993,264
Masimo Corp.(a)(b)	358,610	84,653,477
NuVasive Inc.(a)(b)	235,925	11,458,877
Penumbra Inc.(a)(b)	238,208	46,302,871
Quidel Corp.(a)(b)	270,804	59,408,982

		333,612,328

Health Care Providers & Services — 3.2%
Amedisys Inc.(a)	230,316	54,453,612
Chemed Corp.(b)	112,927	54,244,485
Encompass Health Corp.	331,932	21,568,941
HealthEquity Inc.(a)(b)	543,633	27,926,427
LHC Group Inc.(a)(b)	224,095	47,633,633
MEDNAX Inc.(a)(b)	237,426	3,865,295

		209,692,393

Hotels, Restaurants & Leisure — 5.5%
Boyd Gaming Corp.	568,919	17,460,124

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Inc.(a)	1,414,115	$79,275,287
Choice Hotels International Inc.(b)	204,231	17,555,697
Churchill Downs Inc.(b)	251,766	41,244,306
Dunkin’ Brands Group Inc.	583,640	47,805,952
Jack in the Box Inc.	79,157	6,277,942
Marriott Vacations Worldwide Corp.	291,063	26,431,431
Papa John’s International Inc.	148,916	12,252,809
Scientific Games Corp./DE, Class A(a)(b)	396,155	13,829,771
Six Flags Entertainment Corp.	268,668	5,453,960
Texas Roadhouse Inc.	235,922	14,341,698
Wendy’s Co. (The)	736,711	16,424,972
Wingstop Inc.(b)	209,971	28,692,537
Wyndham Destinations Inc.	261,128	8,032,297
Wyndham Hotels & Resorts Inc.	660,871	33,373,986

		368,452,769

Household Durables — 1.8%
Helen of Troy Ltd.(a)(b)	105,987	20,510,604
KB Home	286,812	11,010,713
Tempur Sealy International Inc.(a)	340,184	30,341,011
Toll Brothers Inc.	407,283	19,818,391
TopBuild Corp.(a)(b)	234,672	40,056,163

		121,736,882

Household Products — 0.2%
Energizer Holdings Inc.	413,120	16,169,517

Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	387,184	47,379,706

Insurance — 3.2%
Alleghany Corp.	50,720	26,397,224
Brown & Brown Inc.	1,665,183	75,382,834
Primerica Inc.(b)	280,347	31,718,460
RenaissanceRe Holdings Ltd.	363,326	61,670,955
RLI Corp.	176,744	14,798,775

		209,968,248

Interactive Media & Services — 0.1%
Yelp Inc.(a)(b)	486,457	9,772,921

Internet & Direct Marketing Retail — 0.4%
Grubhub Inc.(a)	366,292	26,493,900

IT Services — 2.6%
CACI International Inc., Class A(a)	178,035	37,949,941
KBR Inc.	1,011,298	22,612,623
LiveRamp Holdings Inc.(a)(b)	186,440	9,651,999
MAXIMUS Inc.	239,221	16,365,109
Perspecta Inc.	969,339	18,853,643
Sabre Corp.	1,065,455	6,936,112
Science Applications International Corp.	185,659	14,559,379
WEX Inc.(a)(b)	312,804	43,470,372

		170,399,178

Leisure Products — 0.8%
Brunswick Corp./DE	275,167	16,210,088
Polaris Inc.	409,023	38,587,230

		54,797,318

Life Sciences Tools & Services — 4.4%
Bio-Techne Corp.(b)	273,468	67,746,228
Charles River Laboratories International Inc.(a)(b)	352,416	79,804,603
Medpace Holdings Inc.(a)	193,364	21,608,427
PRA Health Sciences Inc.(a)(b)	453,731	46,026,473

11

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Repligen Corp.(a)(b)	346,378	$51,104,610
Syneos Health Inc.(a)(b)	495,606	26,346,415

		292,636,756

Machinery — 6.4%
AGCO Corp.	230,905	17,149,314
Colfax Corp.(a)(b)	320,559	10,052,730
Donaldson Co. Inc.	572,216	26,562,267
Graco Inc.	1,182,626	72,554,105
ITT Inc.	410,165	24,220,243
Lincoln Electric Holdings Inc.	421,142	38,761,910
Middleby Corp. (The)(a)(b)	228,838	20,529,057
Nordson Corp.(b)	382,874	73,442,891
Oshkosh Corp.	285,051	20,951,249
Timken Co. (The)	479,052	25,974,199
Toro Co. (The)	761,150	63,898,542
Woodward Inc.(b)	411,566	32,991,131

		427,087,638

Marine — 0.1%
Kirby Corp.(a)(b)	222,392	8,043,919

Media — 1.5%
Cable One Inc.(b)	38,434	72,464,617
New York Times Co. (The), Class A(b)	675,698	28,913,117

		101,377,734

Metals & Mining — 2.0%
Compass Minerals International Inc.	172,978	10,266,244
Reliance Steel & Aluminum Co.	452,291	46,151,774
Royal Gold Inc.	465,294	55,914,380
Steel Dynamics Inc.	694,668	19,888,345

		132,220,743

Multi-Utilities — 0.4%
Black Hills Corp.	208,832	11,170,424
MDU Resources Group Inc.	596,966	13,431,735

		24,602,159

Multiline Retail — 0.3%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	225,949	19,736,645

Oil, Gas & Consumable Fuels — 0.4%
Cimarex Energy Co.	389,878	9,485,732
Murphy Oil Corp.	462,812	4,128,283
WPX Energy Inc.(a)(b)	2,863,988	14,033,541

		27,647,556

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	573,619	16,927,497

Personal Products — 0.0%
Coty Inc., Class A	949,436	2,563,477

Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(a)(b)	298,998	42,634,125
Nektar Therapeutics(a)(b)	407,801	6,765,418

		49,399,543

Professional Services — 1.0%
ASGN Inc.(a)(b)	227,099	14,434,412
CoreLogic Inc.	253,653	17,164,699
FTI Consulting Inc.(a)	259,463	27,495,294
Insperity Inc.	142,935	9,360,813

		68,455,218

Security	Shares	Value

Real Estate Management & Development — 0.3%
Jones Lang LaSalle Inc.	176,318	$16,866,580

Road & Rail — 1.0%
Knight-Swift Transportation Holdings Inc.	893,479	36,364,595
Landstar System Inc.(b)	185,391	23,264,717
Werner Enterprises Inc.	190,191	7,986,120

		67,615,432

Semiconductors & Semiconductor Equipment — 6.5%
Cirrus Logic Inc.(a)	413,896	27,917,285
CMC Materials Inc.	206,031	29,423,287
Enphase Energy Inc.(a)(b)	643,591	53,154,181
MKS Instruments Inc.(b)	391,049	42,714,282
Monolithic Power Systems Inc.	299,490	83,740,399
Semtech Corp.(a)(b)	235,499	12,472,027
Silicon Laboratories Inc.(a)	310,627	30,394,852
SolarEdge Technologies Inc.(a)(b)	355,537	84,742,244
Synaptics Inc.(a)(b)	147,927	11,896,289
Universal Display Corp.(b)	304,050	54,953,997

		431,408,843

Software — 5.6%
ACI Worldwide Inc.(a)(b)	826,523	21,597,046
Blackbaud Inc.	351,679	19,634,239
CDK Global Inc.	526,621	22,955,409
Ceridian HCM Holding Inc.(a)(b)	552,549	45,668,175
CommVault Systems Inc.(a)	161,954	6,607,723
Fair Isaac Corp.(a)	205,715	87,507,047
j2 Global Inc.(a)	317,820	21,999,500
Manhattan Associates Inc.(a)(b)	450,609	43,028,653
Paylocity Holding Corp.(a)(b)	263,402	42,518,351
PTC Inc.(a)(b)	385,503	31,888,808
Qualys Inc.(a)(b)	239,763	23,499,172
Teradata Corp.(a)(b)	302,817	6,873,946

		373,778,069

Specialty Retail — 3.1%
Aaron’s Inc.	271,464	15,378,436
Five Below Inc.(a)(b)	396,136	50,309,272
Lithia Motors Inc., Class A(b)	159,194	36,286,680
Murphy USA Inc.(a)	192,305	24,666,962
RH(a)(b)	109,478	41,888,473
Williams-Sonoma Inc.	380,793	34,438,919

		202,968,742

Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.(a)	393,297	8,707,596

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s Inc.	195,011	16,884,052
Columbia Sportswear Co.	133,643	11,624,268
Deckers Outdoor Corp.(a)	198,777	43,732,928
Skechers U.S.A. Inc., Class A(a)(b)	966,440	29,205,817

		101,447,065

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	797,271	29,507,000
New York Community Bancorp. Inc.	1,644,441	13,599,527
Washington Federal Inc.	339,747	7,087,122

		50,193,649

Trading Companies & Distributors — 0.4%
Watsco Inc.	118,681	27,639,618

12

Schedule of Investments (unaudited) (continued) September 30, 2020	Shares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.5%
Essential Utilities Inc.	870,417	$35,034,284

Total Common Stocks — 99.8% (Cost: $5,833,085,534)		6,633,160,862

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	451,063,472	451,469,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	5,695,000	5,695,000

		457,164,429

Total Short-Term Investments — 6.9% (Cost: $456,820,819)		457,164,429

Total Investments in Securities — 106.7% (Cost: $6,289,906,353)		7,090,325,291

Other Assets, Less Liabilities — (6.7)%		(447,144,043)

Net Assets — 100.0%		$6,643,181,248

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

13

Schedule of Investments (unaudited) September 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Curtiss-Wright Corp.	67,307	$6,277,051

Air Freight & Logistics — 1.1%
XPO Logistics Inc.(a)(b)	547,133	46,320,280

Airlines — 0.4%
JetBlue Airways Corp.(a)(b)	1,631,602	18,486,051

Auto Components — 1.8%
Adient PLC(a)	563,553	9,766,373
Dana Inc.	867,283	10,684,927
Delphi Technologies PLC(a)	518,330	8,661,294
Goodyear Tire & Rubber Co. (The)	1,398,685	10,727,914
Lear Corp.	326,644	35,620,528
Visteon Corp.(a)(b)	48,066	3,327,129

		78,788,165

Automobiles — 1.3%
Harley-Davidson Inc.(b)	918,052	22,528,996
Thor Industries Inc.(b)	330,886	31,520,200

		54,049,196

Banks — 10.8%
Associated Banc-Corp.	919,145	11,599,610
BancorpSouth Bank	576,494	11,172,454
Bank of Hawaii Corp.	100,648	5,084,737
Bank OZK	723,616	15,427,493
Cathay General Bancorp.	449,256	9,739,870
CIT Group Inc.	312,395	5,532,515
Commerce Bancshares Inc.	270,368	15,219,015
Cullen/Frost Bankers Inc.	334,303	21,378,677
East West Bancorp. Inc.	847,967	27,762,440
First Financial Bankshares Inc.(b)	306,933	8,566,500
First Horizon National Corp.	3,316,315	31,272,850
FNB Corp.	1,933,631	13,110,018
Fulton Financial Corp.	972,870	9,076,877
Glacier Bancorp. Inc.	234,750	7,523,737
Hancock Whitney Corp.	518,342	9,750,013
Home BancShares Inc./AR	909,520	13,788,323
International Bancshares Corp.	334,203	8,709,330
PacWest Bancorp.	698,214	11,925,495
Pinnacle Financial Partners Inc.	454,066	16,160,209
Prosperity Bancshares Inc.	555,365	28,784,568
Signature Bank/New York NY	321,026	26,641,948
Sterling Bancorp./DE	1,163,309	12,238,011
Synovus Financial Corp.	882,173	18,675,602
TCF Financial Corp.	911,935	21,302,802
Texas Capital Bancshares Inc.(a)	302,822	9,426,849
Trustmark Corp.	380,700	8,150,787
UMB Financial Corp.	258,562	12,672,124
Umpqua Holdings Corp.	1,317,923	13,996,342
United Bankshares Inc./WV	776,873	16,679,463
Valley National Bancorp.	2,417,632	16,560,779
Webster Financial Corp.	539,694	14,253,319
Wintrust Financial Corp.	344,672	13,804,114

		465,986,871

Biotechnology — 0.9%
Emergent BioSolutions Inc.(a)	104,900	10,839,317
United Therapeutics Corp.(a)(b)	266,174	26,883,574

		37,722,891

Security	Shares	Value

Building Products — 1.2%
Builders FirstSource Inc.(a)(b)	383,983	$12,525,526
Lennox International Inc.	70,889	19,325,050
Owens Corning	304,109	20,925,740

		52,776,316

Capital Markets — 2.0%
Affiliated Managers Group Inc.(b)	278,790	19,063,660
Eaton Vance Corp., NVS	198,678	7,579,566
Evercore Inc., Class A	72,832	4,767,583
Federated Hermes Inc.	164,562	3,539,728
Interactive Brokers Group Inc., Class A	473,634	22,890,731
Janus Henderson Group PLC	902,865	19,610,228
Stifel Financial Corp.	209,036	10,568,860

		88,020,356

Chemicals — 3.3%
Ashland Global Holdings Inc.	326,084	23,125,877
Avient Corp.	562,150	14,874,489
Cabot Corp.	186,227	6,709,759
Chemours Co. (The)	983,784	20,570,923
Minerals Technologies Inc.(b)	204,809	10,465,740
NewMarket Corp.	15,365	5,259,747
Olin Corp.	852,831	10,558,048
RPM International Inc.	311,550	25,808,802
Sensient Technologies Corp.	253,496	14,636,859
Valvoline Inc.	510,922	9,727,955

		141,738,199

Commercial Services & Supplies — 1.7%
Healthcare Services Group Inc.	446,736	9,618,226
HNI Corp.	256,163	8,038,395
IAA Inc.(a)(b)	256,467	13,354,237
KAR Auction Services Inc.	772,711	11,127,039
MSA Safety Inc.	77,830	10,442,451
Stericycle Inc.(a)(b)	306,839	19,349,267

		71,929,615

Communications Equipment — 0.9%
Ciena Corp.(a)(b)	349,396	13,867,527
InterDigital Inc.	184,176	10,509,083
NetScout Systems Inc.(a)(b)	434,922	9,494,347
ViaSat Inc.(a)(b)	188,444	6,480,589

		40,351,546

Construction & Engineering — 1.8%
AECOM(a)	960,624	40,192,508
Dycom Industries Inc.(a)(b)	190,356	10,054,604
EMCOR Group Inc.	177,340	12,007,691
Fluor Corp.	747,865	6,588,691
Valmont Industries Inc.	69,245	8,598,844

		77,442,338

Consumer Finance — 0.6%
FirstCash Inc.	86,808	4,966,286
Navient Corp.	1,164,077	9,836,450
SLM Corp.	1,126,208	9,111,023

		23,913,759

Containers & Packaging — 1.6%
AptarGroup Inc.	154,432	17,481,702
Greif Inc., Class A, NVS	158,364	5,734,360
O-I Glass Inc.	942,155	9,977,422
Silgan Holdings Inc.	189,201	6,956,921
Sonoco Products Co.	601,675	30,727,542

		70,877,947

14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 2.1%
Adtalem Global Education Inc.(a)	311,377	$7,641,192
Graham Holdings Co., Class B	24,899	10,061,935
Grand Canyon Education Inc.(a)(b)	283,312	22,647,961
H&R Block Inc.	1,155,153	18,817,442
Service Corp. International(b)	517,310	21,820,136
Strategic Education Inc.	68,841	6,296,886
WW International Inc.(a)(b)	135,589	2,558,565

		89,844,117

Diversified Financial Services — 0.5%
Jefferies Financial Group Inc.	1,294,070	23,293,260

Electric Utilities — 2.0%
ALLETE Inc.	310,609	16,070,910
Hawaiian Electric Industries Inc.	339,529	11,285,944
IDACORP Inc.	166,072	13,269,153
OGE Energy Corp.	1,198,689	35,948,683
PNM Resources Inc.	239,068	9,880,680

		86,455,370

Electrical Equipment — 2.4%
Acuity Brands Inc.(b)	237,502	24,308,330
EnerSys	254,317	17,069,757
nVent Electric PLC	1,017,607	18,001,468
Regal Beloit Corp.	243,141	22,823,646
Sunrun Inc.(a)	273,580	21,084,810

		103,288,011

Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics Inc.(a)	464,893	36,568,483
Avnet Inc.	591,281	15,278,701
Belden Inc.(b)	267,221	8,315,918
II-VI Inc.(a)(b)	621,229	25,197,048
Littelfuse Inc.	54,062	9,587,355
National Instruments Corp.	416,957	14,885,365
SYNNEX Corp.	246,952	34,588,097
Vishay Intertechnology Inc.	792,938	12,346,045

		156,767,012

Energy Equipment & Services — 0.2%
ChampionX Corp.(a)(b)	1,115,427	8,912,262

Entertainment — 0.3%
Cinemark Holdings Inc.(b)	642,451	6,424,510
World Wrestling Entertainment Inc., Class A(b)	119,899	4,852,313

		11,276,823

Equity Real Estate Investment Trusts (REITs) — 9.7%
American Campus Communities Inc.	428,363	14,958,436
Brixmor Property Group Inc.	783,058	9,153,948
Camden Property Trust	262,613	23,367,305
Corporate Office Properties Trust	363,635	8,625,422
CyrusOne Inc.	244,954	17,154,129
Douglas Emmett Inc.	366,135	9,189,988
EPR Properties	250,606	6,891,665
First Industrial Realty Trust Inc.	259,620	10,332,876
GEO Group Inc. (The)	728,307	8,259,001
Healthcare Realty Trust Inc.	439,549	13,239,216
Highwoods Properties Inc.	311,826	10,467,999
Hudson Pacific Properties Inc.	587,197	12,877,230
JBG SMITH Properties	672,998	17,995,966
Kilroy Realty Corp.	250,858	13,034,582
Lamar Advertising Co., Class A	201,612	13,340,666
Life Storage Inc.	109,437	11,520,433

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)(b)	670,302	$4,551,351
Medical Properties Trust Inc.	3,168,208	55,855,507
National Retail Properties Inc.	467,535	16,134,633
Omega Healthcare Investors Inc.	747,949	22,393,593
Park Hotels & Resorts Inc.	1,409,969	14,085,590
Pebblebrook Hotel Trust(b)	785,539	9,842,804
Physicians Realty Trust	634,789	11,369,071
PotlatchDeltic Corp.	216,759	9,125,554
Rayonier Inc.	473,647	12,523,227
Sabra Health Care REIT Inc.	1,230,882	16,967,708
Service Properties Trust	987,622	7,851,595
Spirit Realty Capital Inc.	357,515	12,066,131
STORE Capital Corp.	301,226	8,262,629
Taubman Centers Inc.	211,073	7,026,620
Urban Edge Properties	353,023	3,431,384
Weingarten Realty Investors	404,420	6,858,963

		418,755,222

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings Inc.(a)(b)	825,957	34,318,513
Grocery Outlet Holding Corp.(a)(b)	190,112	7,475,204
Sprouts Farmers Market Inc.(a)(b)	705,973	14,776,015

		56,569,732

Food Products — 3.6%
Darling Ingredients Inc.(a)	969,656	34,936,706
Flowers Foods Inc.	1,179,502	28,697,283
Hain Celestial Group Inc. (The)(a)(b)	500,234	17,158,026
Ingredion Inc.	401,554	30,389,607
Lancaster Colony Corp.	59,590	10,654,692
Pilgrim’s Pride Corp.(a)	106,024	1,586,649
Post Holdings Inc.(a)	203,595	17,509,170
Tootsie Roll Industries Inc.	56,362	1,741,586
TreeHouse Foods Inc.(a)(b)	338,104	13,703,355

		156,377,074

Gas Utilities — 3.0%
National Fuel Gas Co.	544,957	22,119,805
New Jersey Resources Corp.	574,255	15,516,370
ONE Gas Inc.	158,218	10,918,624
Southwest Gas Holdings Inc.	334,964	21,136,229
Spire Inc.	308,227	16,397,676
UGI Corp.	1,247,887	41,155,313

		127,244,017

Health Care Equipment & Supplies — 1.2%
Avanos Medical Inc.(a)(b)	287,120	9,538,126
Cantel Medical Corp.	99,200	4,358,848
Haemonetics Corp.(a)	109,560	9,559,110
Hill-Rom Holdings Inc.	179,402	14,981,861
LivaNova PLC(a)(b)	142,949	6,462,724
NuVasive Inc.(a)(b)	107,401	5,216,467

		50,117,136

Health Care Providers & Services — 3.1%
Acadia Healthcare Co. Inc.(a)(b)	532,527	15,698,896
Encompass Health Corp.	315,700	20,514,186
MEDNAX Inc.(a)(b)	312,177	5,082,241
Molina Healthcare Inc.(a)	355,266	65,027,889
Patterson Companies Inc.	518,750	12,504,469
Tenet Healthcare Corp.(a)	630,778	15,460,369

		134,288,050

15

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.9%
Cracker Barrel Old Country Store Inc.	141,864	$16,266,126
Jack in the Box Inc.	69,285	5,494,993
Papa John’s International Inc.	70,825	5,827,481
Penn National Gaming Inc.(a)(b)	862,929	62,734,938
Six Flags Entertainment Corp.	225,695	4,581,609
Texas Roadhouse Inc.	191,190	11,622,440
Wendy’s Co. (The)	451,418	10,064,364
Wyndham Destinations Inc.	291,689	8,972,354

		125,564,305

Household Durables — 1.7%
Helen of Troy Ltd.(a)	62,094	12,016,431
KB Home	285,439	10,958,003
Taylor Morrison Home Corp.(a)	776,764	19,100,627
Toll Brothers Inc.	343,755	16,727,118
TRI Pointe Group Inc.(a)(b)	779,812	14,145,790

		72,947,969

Insurance — 6.2%
Alleghany Corp.	42,873	22,313,253
American Financial Group Inc./OH	429,842	28,790,817
Brighthouse Financial Inc.(a)(b)	556,757	14,982,331
CNO Financial Group Inc.	848,008	13,602,048
First American Financial Corp.	667,736	33,994,440
Genworth Financial Inc., Class A(a)	3,037,413	10,175,333
Hanover Insurance Group Inc. (The)	225,948	21,053,835
Kemper Corp.	367,992	24,592,905
Mercury General Corp.	159,365	6,592,930
Old Republic International Corp.	1,694,337	24,974,527
Reinsurance Group of America Inc.	406,893	38,732,145
RLI Corp.	87,823	7,353,420
Selective Insurance Group Inc.	358,177	18,442,534

		265,600,518

Interactive Media & Services — 0.3%
TripAdvisor Inc.	574,658	11,257,550

Internet & Direct Marketing Retail — 0.4%
Grubhub Inc.(a)	243,138	17,586,172

IT Services — 1.3%
Alliance Data Systems Corp.	285,417	11,981,806
LiveRamp Holdings Inc.(a)(b)	236,470	12,242,052
MAXIMUS Inc.	164,998	11,287,513
Sabre Corp.	971,173	6,322,336
Science Applications International Corp.	191,486	15,016,332

		56,850,039

Leisure Products — 0.9%
Brunswick Corp./DE	241,629	14,234,365
Mattel Inc.(a)	2,078,633	24,320,006

		38,554,371

Machinery — 2.8%
AGCO Corp.	172,679	12,824,868
Colfax Corp.(a)(b)	332,228	10,418,670
Crane Co.	295,218	14,799,278
Donaldson Co. Inc.	271,643	12,609,668
ITT Inc.	171,147	10,106,231
Kennametal Inc.	496,310	14,363,212
Middleby Corp. (The)(a)(b)	139,755	12,537,421
Oshkosh Corp.	167,030	12,276,705
Terex Corp.	415,984	8,053,450

Security	Shares	Value

Machinery (continued)
Trinity Industries Inc.	534,216	$10,417,212

		118,406,715

Marine — 0.1%
Kirby Corp.(a)	172,806	6,250,393

Media — 1.0%
AMC Networks Inc., Class A(a)(b)	243,032	6,005,321
John Wiley & Sons Inc., Class A	261,929	8,305,768
New York Times Co. (The), Class A(b)	293,652	12,565,369
TEGNA Inc.	1,310,736	15,401,148

		42,277,606

Metals & Mining — 1.2%
Commercial Metals Co.	712,648	14,238,707
Compass Minerals International Inc.	56,625	3,360,694
Steel Dynamics Inc.	610,347	17,474,234
United States Steel Corp.(b)	1,322,842	9,709,660
Worthington Industries Inc.	216,474	8,827,810

		53,611,105

Multi-Utilities — 1.0%
Black Hills Corp.	198,830	10,635,417
MDU Resources Group Inc.	696,229	15,665,152
NorthWestern Corp.	302,728	14,724,690

		41,025,259

Multiline Retail — 0.9%
Kohl’s Corp.	944,974	17,510,368
Nordstrom Inc.(b)	650,888	7,758,585
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	149,741	13,079,877

		38,348,830

Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.	1,714,253	9,205,539
Cimarex Energy Co.	281,595	6,851,206
CNX Resources Corp.(a)(b)	1,345,157	12,698,282
EQT Corp.	1,531,427	19,801,351
Equitrans Midstream Corp.	2,435,244	20,602,164
Murphy Oil Corp.	474,656	4,233,932
World Fuel Services Corp.	381,110	8,075,721

		81,468,195

Paper & Forest Products — 0.3%
Domtar Corp.	331,306	8,703,409
Louisiana-Pacific Corp.	188,354	5,558,326

		14,261,735

Personal Products — 0.6%
Coty Inc., Class A	892,845	2,410,682
Edgewell Personal Care Co.(a)	326,273	9,096,491
Nu Skin Enterprises Inc., Class A	307,632	15,409,287

		26,916,460

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(a)(b)	79,594	11,349,308
Nektar Therapeutics(a)(b)	727,849	12,075,015
Prestige Consumer Healthcare Inc.(a)(b)	301,269	10,972,217

		34,396,540

Professional Services — 1.3%
ASGN Inc.(a)(b)	122,905	7,811,842
CoreLogic Inc.	261,703	17,709,442
Insperity Inc.	95,163	6,232,225
ManpowerGroup Inc.	347,987	25,517,886

		57,271,395

16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.(b)	161,185	$15,418,957

Road & Rail — 0.9%
Avis Budget Group Inc.(a)(b)	309,464	8,145,093
Landstar System Inc.	73,721	9,251,248
Ryder System Inc.	322,030	13,602,547
Werner Enterprises Inc.	187,784	7,885,050

		38,883,938

Semiconductors & Semiconductor Equipment — 2.5%
Cree Inc.(a)(b)	656,974	41,875,523
Enphase Energy Inc.(a)(b)	211,216	17,444,329
First Solar Inc.(a)(b)	507,609	33,603,716
Semtech Corp.(a)(b)	191,661	10,150,367
Synaptics Inc.(a)(b)	80,043	6,437,058

		109,510,993

Software — 1.8%
CDK Global Inc.	283,569	12,360,773
Ceridian HCM Holding Inc.(a)(b)	311,155	25,716,961
CommVault Systems Inc.(a)	141,763	5,783,930
PTC Inc.(a)	300,594	24,865,136
Teradata Corp.(a)(b)	399,116	9,059,933

		77,786,733

Specialty Retail — 2.6%
Aaron’s Inc.(b)	173,301	9,817,502
American Eagle Outfitters Inc.	891,167	13,198,183
AutoNation Inc.(a)(b)	349,949	18,522,801
Dick’s Sporting Goods Inc.	390,296	22,590,332
Foot Locker Inc.	624,417	20,624,493
Sally Beauty Holdings Inc.(a)(b)	676,972	5,882,887
Urban Outfitters Inc.(a)(b)	410,858	8,549,955
Williams-Sonoma Inc.	144,279	13,048,593

		112,234,746

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	439,321	9,726,567

Textiles, Apparel & Luxury Goods — 0.3%
Carter’s Inc.	96,912	8,390,641
Columbia Sportswear Co.	69,306	6,028,236

		14,418,877

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp. Inc.	1,387,235	11,472,433
Washington Federal Inc.	167,018	3,483,996

		14,956,429

Trading Companies & Distributors — 1.6%
GATX Corp.	209,423	13,350,716
MSC Industrial Direct Co. Inc., Class A	272,588	17,249,369
Univar Solutions Inc.(a)	1,012,209	17,086,088
Watsco Inc.	96,361	22,441,513

		70,127,686

Water Utilities — 0.6%
Essential Utilities Inc.	601,548	24,212,307

Wireless Telecommunication Services — 0.3%
Telephone and Data Systems Inc.	595,262	10,976,631

Total Common Stocks — 99.8% (Cost: $4,993,034,482)		4,298,717,688

Security	Shares	Value
Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	226,564,079	$226,767,987
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	2,838,000	2,838,000

		229,605,987

Total Short-Term Investments — 5.3% (Cost: $229,395,057)		229,605,987

Total Investments in Securities — 105.1% (Cost: $5,222,429,539)		4,528,323,675

Other Assets, Less Liabilities — (5.1)%		(220,527,657)

Net Assets — 100.0%		$4,307,796,018

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

17

Schedule of Investments (unaudited) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Aerojet Rocketdyne Holdings Inc.(a)(b)	845,925	$33,743,948
Aerovironment Inc.(a)(b)	149,731	8,985,358
Cubic Corp.(b)	184,853	10,752,899
Moog Inc., Class A	170,087	10,805,627
Triumph Group Inc.	602,453	3,921,969

		68,209,801

Air Freight & Logistics — 0.5%
Forward Air Corp.	323,723	18,575,226

Airlines — 0.4%
Allegiant Travel Co.	150,328	18,009,294

Auto Components — 1.3%
Dorman Products Inc.(a)	180,369	16,301,750
Gentherm Inc.(a)	181,343	7,416,929
LCI Industries	291,016	30,932,091

		54,650,770

Automobiles — 0.5%
Winnebago Industries Inc.(b)	389,877	20,144,945

Banks — 4.5%
Ameris Bancorp.	361,770	8,241,121
BancFirst Corp.	116,315	4,750,305
BankUnited Inc.	210,819	4,619,044
Brookline Bancorp. Inc.	401,739	3,473,034
Central Pacific Financial Corp.	171,902	2,332,710
City Holding Co.	110,441	6,362,506
Community Bank System Inc.	353,006	19,224,707
CVB Financial Corp.	707,423	11,764,444
FB Financial Corp.	78,202	1,964,434
First BanCorp./Puerto Rico	1,178,259	6,150,512
First Commonwealth Financial Corp.	635,789	4,921,007
First Hawaiian Inc.	510,918	7,392,983
Independent Bank Corp.	247,794	12,979,450
Independent Bank Group Inc.	118,514	5,235,949
National Bank Holdings Corp., Class A	254,638	6,684,247
NBT Bancorp. Inc.	257,321	6,901,349
Park National Corp.	60,708	4,975,628
Preferred Bank/Los Angeles CA	156,890	5,039,307
Seacoast Banking Corp. of Florida(a)(b)	349,452	6,300,620
ServisFirst Bancshares Inc.	542,342	18,455,898
Tompkins Financial Corp.	78,283	4,447,257
Triumph Bancorp. Inc.(a)(b)	183,152	5,703,353
United Community Banks Inc./GA	692,864	11,730,187
Veritex Holdings Inc.	287,192	4,890,880
Westamerica Bancorp.	167,752	9,117,321

		183,658,253

Beverages — 0.5%
Coca-Cola Consolidated Inc.	53,701	12,924,757
MGP Ingredients Inc.(b)	67,155	2,668,740
National Beverage Corp.(a)(b)	64,738	4,402,831

		19,996,328

Biotechnology — 2.8%
Anika Therapeutics Inc.(a)(b)	164,366	5,816,913
Coherus Biosciences Inc.(a)(b)	523,901	9,608,344
Cytokinetics Inc.(a)(b)	448,635	9,712,948
Eagle Pharmaceuticals Inc./DE(a)(b)	140,108	5,951,788
Enanta Pharmaceuticals Inc.(a)(b)	206,676	9,461,627

Security	Shares	Value

Biotechnology (continued)
Momenta Pharmaceuticals Inc.(a)	832,676	$43,698,837
REGENXBIO Inc.(a)(b)	345,545	9,509,398
Spectrum Pharmaceuticals Inc.(a)	708,142	2,889,219
Vanda Pharmaceuticals Inc.(a)	360,399	3,481,454
Xencor Inc.(a)(b)	377,492	14,642,915

		114,773,443

Building Products — 4.4%
AAON Inc.(b)	471,619	28,415,045
American Woodmark Corp.(a)(b)	196,599	15,440,885
Apogee Enterprises Inc.	152,467	3,258,220
Gibraltar Industries Inc.(a)	266,331	17,348,801
Griffon Corp.	519,512	10,151,264
Patrick Industries Inc.	255,013	14,668,348
Simpson Manufacturing Co. Inc.	502,979	48,869,440
UFP Industries Inc.	707,688	39,991,449

		178,143,452

Capital Markets — 0.6%
Blucora Inc.(a)	311,231	2,931,796
BrightSphere Investment Group Inc.(b)	424,048	5,470,219
Greenhill & Co. Inc.	74,048	840,445
Piper Sandler Cos	74,702	5,453,246
Virtus Investment Partners Inc.	83,348	11,556,200

		26,251,906

Chemicals — 2.3%
American Vanguard Corp.	162,845	2,139,783
Balchem Corp.	374,246	36,537,637
HB Fuller Co.	340,061	15,567,992
Innospec Inc.	284,156	17,992,758
Koppers Holdings Inc.(a)	243,489	5,091,355
Stepan Co.	135,493	14,768,737
Tredegar Corp.	173,179	2,575,172

		94,673,434

Commercial Services & Supplies — 1.8%
Brady Corp., Class A, NVS	380,945	15,245,419
Deluxe Corp.	217,922	5,607,133
Harsco Corp.(a)(b)	438,178	6,095,056
Interface Inc.	440,287	2,694,557
RR Donnelley & Sons Co.	826,054	1,206,039
U.S. Ecology Inc.	174,985	5,716,760
UniFirst Corp./MA(b)	176,422	33,409,034
Viad Corp.	141,616	2,949,861

		72,923,859

Communications Equipment — 1.3%
Comtech Telecommunications Corp.	286,134	4,005,876
Digi International Inc.(a)(b)	335,929	5,250,570
Extreme Networks Inc.(a)(b)	1,417,758	5,699,387
Harmonic Inc.(a)(b)	1,127,194	6,289,743
Viavi Solutions Inc.(a)	2,641,499	30,984,783

		52,230,359

Construction & Engineering — 0.5%
Comfort Systems USA Inc.	291,207	15,000,073
MYR Group Inc.(a)(b)	90,857	3,378,063

		18,378,136

Consumer Finance — 0.4%
Enova International Inc.(a)(b)	348,354	5,709,522
PRA Group Inc.(a)(b)	247,841	9,901,248

		15,610,770

18

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Perdoceo Education Corp.(a)	351,913	$4,307,415

Diversified Telecommunication Services — 1.4%
Cogent Communications Holdings Inc.	486,933	29,240,327
Iridium Communications Inc.(a)	647,647	16,566,810
Vonage Holdings Corp.(a)	1,201,695	12,293,340

		58,100,477

Electrical Equipment — 0.6%
Encore Wire Corp.	140,833	6,537,468
Vicor Corp.(a)	242,668	18,862,583

		25,400,051

Electronic Equipment, Instruments & Components — 4.5%
Arlo Technologies Inc.(a)	461,038	2,425,060
Badger Meter Inc.	212,233	13,873,671
Benchmark Electronics Inc.	215,134	4,334,950
CTS Corp.	201,593	4,441,094
ePlus Inc.(a)	72,128	5,279,770
Fabrinet(a)(b)	425,105	26,794,368
FARO Technologies Inc.(a)	104,921	6,398,083
Insight Enterprises Inc.(a)(b)	206,932	11,708,213
Itron Inc.(a)	466,616	28,342,256
Knowles Corp.(a)(b)	763,366	11,374,153
Methode Electronics Inc.	299,597	8,538,514
OSI Systems Inc.(a)(b)	194,532	15,097,628
PC Connection Inc.	53,319	2,189,278
Plexus Corp.(a)(b)	338,358	23,898,226
Rogers Corp.(a)(b)	216,058	21,186,647

		185,881,911

Energy Equipment & Services — 0.4%
Core Laboratories NV(b)	200,714	3,062,896
DMC Global Inc.	170,868	5,628,392
Geospace Technologies Corp.(a)(b)	161,696	999,281
Helix Energy Solutions Group Inc.(a)(b)	1,631,925	3,932,939
Newpark Resources Inc.(a)	540,513	567,539
SEACOR Holdings Inc.(a)(b)	119,449	3,473,577

		17,664,624

Entertainment — 0.3%
Glu Mobile Inc.(a)	1,699,931	13,046,970

Equity Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	548,918	5,763,639
Agree Realty Corp.	623,023	39,649,184
Alexander & Baldwin Inc.	359,919	4,034,692
American Assets Trust Inc.	346,120	8,338,031
Armada Hoffler Properties Inc.	294,915	2,730,913
Brandywine Realty Trust	749,901	7,753,976
CareTrust REIT Inc.	542,732	9,657,916
Community Healthcare Trust Inc.	247,150	11,556,734
Easterly Government Properties Inc.	516,281	11,569,857
Essential Properties Realty Trust Inc.	1,178,076	21,582,352
Four Corners Property Trust Inc.	480,116	12,286,168
Getty Realty Corp.	215,881	5,615,065
Independence Realty Trust Inc.	624,801	7,241,444
Innovative Industrial Properties Inc.	251,056	31,158,560
Investors Real Estate Trust	115,752	7,543,558
Lexington Realty Trust	1,569,065	16,396,729
LTC Properties Inc.	240,629	8,388,327
National Storage Affiliates Trust	408,275	13,354,675
NexPoint Residential Trust Inc.	189,759	8,415,812
Retail Opportunity Investments Corp.	750,401	7,815,426

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Retail Properties of America Inc., Class A	917,147	$5,328,624
Safehold Inc.	159,654	9,914,513
Saul Centers Inc.	84,146	2,236,601
SITE Centers Corp.	453,278	3,263,602
Universal Health Realty Income Trust	148,159	8,443,581
Urstadt Biddle Properties Inc., Class A	218,618	2,011,286
Washington REIT	457,298	9,205,409

		281,256,674

Food & Staples Retailing — 0.2%
PriceSmart Inc.(b)	118,575	7,879,309

Food Products — 0.9%
Calavo Growers Inc.	107,424	7,118,988
J&J Snack Foods Corp.	172,697	22,517,962
John B Sanfilippo & Son Inc.	102,065	7,693,660

		37,330,610

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	122,128	10,295,390
Northwest Natural Holding Co.	176,705	8,020,640
South Jersey Industries Inc.	768,069	14,800,690

		33,116,720

Health Care Equipment & Supplies — 3.9%
Cardiovascular Systems Inc.(a)	458,946	18,059,525
CONMED Corp.	330,549	26,004,290
CryoLife Inc.(a)(b)	240,897	4,449,368
Cutera Inc.(a)(b)	203,552	3,861,381
Glaukos Corp.(a)(b)	516,862	25,595,006
Heska Corp.(a)(b)	52,380	5,174,620
Inogen Inc.(a)(b)	131,372	3,809,788
Lantheus Holdings Inc.(a)(b)	425,142	5,386,549
LeMaitre Vascular Inc.	194,232	6,318,367
Mesa Laboratories Inc.(b)	34,213	8,716,104
Natus Medical Inc.(a)	207,689	3,557,712
Neogen Corp.(a)(b)	392,663	30,725,880
Orthofix Medical Inc.(a)	98,390	3,063,865
Surmodics Inc.(a)(b)	86,825	3,378,361
Tactile Systems Technology Inc.(a)(b)	121,282	4,437,708
Varex Imaging Corp.(a)(b)	271,119	3,448,634
Zynex Inc.(a)(b)	224,855	3,923,720

		159,910,878

Health Care Providers & Services — 4.1%
Addus HomeCare Corp.(a)(b)	172,173	16,272,070
AMN Healthcare Services Inc.(a)(b)	293,556	17,161,284
BioTelemetry Inc.(a)(b)	395,499	18,026,844
Community Health Systems Inc.(a)(b)	1,300,883	5,489,726
CorVel Corp.(a)	105,806	9,039,006
Ensign Group Inc. (The)	356,711	20,353,930
Fulgent Genetics Inc.(a)	136,426	5,462,497
Hanger Inc.(a)	440,805	6,973,535
Pennant Group Inc. (The)(a)	291,351	11,234,494
R1 RCM Inc.(a)(b)	1,337,178	22,932,603
RadNet Inc.(a)(b)	495,254	7,602,149
Select Medical Holdings Corp.(a)(b)	644,813	13,425,007
U.S. Physical Therapy Inc.(b)	148,586	12,909,152

		166,882,297

Health Care Technology — 1.5%
HealthStream Inc.(a)(b)	195,464	3,922,963
HMS Holdings Corp.(a)	563,254	13,489,933
NextGen Healthcare Inc.(a)	345,705	4,404,282

19

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Omnicell Inc.(a)(b)	311,687	$23,270,551
Simulations Plus Inc.(b)	175,072	13,193,426
Tabula Rasa HealthCare Inc.(a)(b)	94,273	3,843,510

		62,124,665

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands Inc.	626,761	9,570,640
Chuy’s Holdings Inc.(a)(b)	227,801	4,460,343
Dave & Buster’s Entertainment Inc.(b)	312,931	4,744,034
Dine Brands Global Inc.	189,958	10,369,807
El Pollo Loco Holdings Inc.(a)(b)	114,538	1,855,516
Monarch Casino & Resort Inc.(a)(b)	89,861	4,007,801
Ruth’s Hospitality Group Inc.	239,534	2,649,246
Shake Shack Inc., Class A(a)(b)	411,412	26,527,846

		64,185,233

Household Durables — 4.1%
Cavco Industries Inc.(a)(b)	98,772	17,809,579
Century Communities Inc.(a)(b)	161,131	6,820,675
Installed Building Products Inc.(a)(b)	262,015	26,660,026
iRobot Corp.(a)(b)	141,944	10,773,550
La-Z-Boy Inc.(b)	255,430	8,079,251
LGI Homes Inc.(a)	255,433	29,673,652
M/I Homes Inc.(a)(b)	175,025	8,059,901
MDC Holdings Inc.	579,473	27,293,178
Meritage Homes Corp.(a)(b)	247,981	27,374,623
Universal Electronics Inc.(a)	161,185	6,083,122

		168,627,557

Household Products — 0.7%
WD-40 Co.(b)	158,096	29,929,154

Industrial Conglomerates — 0.2%
Raven Industries Inc.	414,705	8,924,452

Insurance — 3.2%
AMERISAFE Inc.	107,351	6,157,653
eHealth Inc.(a)(b)	297,912	23,535,048
James River Group Holdings Ltd.	229,032	10,198,795
Kinsale Capital Group Inc.(b)	245,486	46,686,528
Palomar Holdings Inc.(a)(b)	250,452	26,107,117
Safety Insurance Group Inc.	79,524	5,494,313
Trupanion Inc.(a)	169,457	13,370,157

		131,549,611

Interactive Media & Services — 0.2%
QuinStreet Inc.(a)(b)	560,494	8,878,225

Internet & Direct Marketing Retail — 1.1%
Liquidity Services Inc.(a)	151,644	1,131,264
PetMed Express Inc.	121,958	3,856,312
Shutterstock Inc.	255,581	13,300,435
Stamps.com Inc.(a)(b)	113,872	27,437,459

		45,725,470

IT Services — 3.9%
Cardtronics PLC, Class A(a)(b)	271,694	5,379,541
CSG Systems International Inc.	382,762	15,674,104
EVERTEC Inc.	690,071	23,952,364
ExlService Holdings Inc.(a)(b)	395,395	26,084,208
ManTech International Corp./VA, Class A	314,063	21,632,660
NIC Inc.	775,392	15,275,222
Perficient Inc.(a)(b)	384,670	16,440,796
Sykes Enterprises Inc.(a)	245,608	8,402,250
TTEC Holdings Inc.	210,867	11,502,795

Security	Shares	Value

IT Services (continued)
Virtusa Corp.(a)	328,943	$16,170,838

		160,514,778

Leisure Products — 1.5%
Callaway Golf Co.	1,089,419	20,851,480
YETI Holdings Inc.(a)(b)	865,731	39,234,929

		60,086,409

Life Sciences Tools & Services — 1.2%
NeoGenomics Inc.(a)(b)	1,277,619	47,131,365

Machinery — 7.7%
Alamo Group Inc.	113,925	12,307,318
Albany International Corp., Class A	355,400	17,595,854
Barnes Group Inc.	333,456	11,917,717
Chart Industries Inc.(a)(b)	240,505	16,900,286
CIRCOR International Inc.(a)	231,353	6,327,505
Enerpac Tool Group Corp.	318,086	5,983,198
ESCO Technologies Inc.	301,244	24,268,217
Federal Signal Corp.	699,057	20,447,417
Franklin Electric Co. Inc.	443,553	26,094,223
John Bean Technologies Corp.(b)	367,073	33,730,338
Lindsay Corp.	56,409	5,453,622
Meritor Inc.(a)	451,692	9,458,430
Mueller Industries Inc.	433,652	11,734,623
Proto Labs Inc.(a)(b)	197,749	25,608,495
SPX Corp.(a)(b)	517,036	23,980,130
SPX FLOW Inc.(a)(b)	490,843	21,017,897
Tennant Co.	213,594	12,892,534
Watts Water Technologies Inc., Class A	317,545	31,802,132

		317,519,936

Media — 0.4%
EW Scripps Co. (The), Class A, NVS	310,264	3,549,420
TechTarget Inc.(a)(b)	267,612	11,764,224

		15,313,644

Metals & Mining — 1.3%
Allegheny Technologies Inc.(a)	717,865	6,259,783
Arconic Corp.(a)	561,528	10,697,108
Carpenter Technology Corp.	305,094	5,540,507
Cleveland-Cliffs Inc.	2,586,346	16,604,341
Haynes International Inc.	66,827	1,142,074
Kaiser Aluminum Corp.	115,249	6,176,194
Materion Corp.	131,663	6,850,426

		53,270,433

Mortgage Real Estate Investment — 0.6%
ARMOUR Residential REIT Inc.	284,401	2,704,653
Granite Point Mortgage Trust Inc.	638,688	4,528,298
PennyMac Mortgage Investment Trust	1,148,551	18,457,215

		25,690,166

Oil, Gas & Consumable Fuels — 0.7%
Callon Petroleum Co.(a)	256,478	1,236,224
Dorian LPG Ltd.(a)	105,207	842,708
Matador Resources Co.(a)(b)	1,270,661	10,495,660
Par Pacific Holdings Inc.(a)(b)	462,013	3,127,828
PDC Energy Inc.(a)(b)	587,678	7,284,269
Penn Virginia Corp.(a)(b)	175,577	1,729,433
QEP Resources Inc.	1,317,669	1,189,592
REX American Resources Corp.(a)	30,289	1,987,261
Talos Energy Inc.(a)(b)	270,327	1,743,609

		29,636,584

20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.4%
Mercer International Inc.	242,333	$1,599,398
Neenah Inc.	89,419	3,350,530
Schweitzer-Mauduit International Inc.	362,642	11,020,690

		15,970,618

Personal Products — 0.7%
Inter Parfums Inc.	204,298	7,630,530
Medifast Inc.	136,114	22,383,948

		30,014,478

Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals Inc.(a)(b)	215,743	4,045,181
ANI Pharmaceuticals Inc.(a)(b)	111,033	3,132,241
Corcept Therapeutics Inc.(a)(b)	1,203,241	20,942,410
Innoviva Inc.(a)(b)	727,287	7,600,149
Pacira BioSciences Inc.(a)(b)	336,259	20,215,891
Supernus Pharmaceuticals Inc.(a)(b)	341,202	7,110,650

		63,046,522

Professional Services — 1.1%
Exponent Inc.	597,235	43,018,837
Forrester Research Inc.(a)	70,995	2,327,926

		45,346,763

Real Estate Management & Development — 0.4%
Marcus & Millichap Inc.(a)	141,551	3,895,483
RE/MAX Holdings Inc., Class A	148,875	4,872,679
St. Joe Co. (The)(a)(b)	361,057	7,448,606

		16,216,768

Road & Rail — 1.2%
Heartland Express Inc.	269,903	5,020,196
Marten Transport Ltd.	393,829	6,427,289
Saia Inc.(a)(b)	302,528	38,160,882

		49,608,367

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Energy Industries Inc.(a)	443,466	27,911,750
Axcelis Technologies Inc.(a)(b)	201,328	4,429,216
Brooks Automation Inc.(b)	853,358	39,476,341
CEVA Inc.(a)(b)	138,438	5,450,304
Cohu Inc.	217,948	3,744,347
Diodes Inc.(a)(b)	485,719	27,418,837
DSP Group Inc.(a)(b)	118,920	1,567,366
FormFactor Inc.(a)	891,525	22,225,718
Ichor Holdings Ltd.(a)(b)	265,517	5,727,202
Kulicke & Soffa Industries Inc.	357,725	8,013,040
MaxLinear Inc.(a)	346,399	8,050,313
Onto Innovation Inc.(a)(b)	310,618	9,250,204
PDF Solutions Inc.(a)	212,953	3,984,351
Power Integrations Inc.(b)	691,548	38,311,759
Rambus Inc.(a)	697,452	9,548,118
Ultra Clean Holdings Inc.(a)(b)	461,618	9,906,322
Veeco Instruments Inc.(a)(b)	574,061	6,699,292

		231,714,480

Software — 4.5%
8x8 Inc.(a)(b)	1,205,923	18,752,103
Agilysys Inc.(a)(b)	234,713	5,670,666
Alarm.com Holdings Inc.(a)(b)	515,521	28,482,535
Bottomline Technologies DE Inc.(a)(b)	259,727	10,950,090
Ebix Inc.(b)	184,831	3,807,519
LivePerson Inc.(a)(b)	712,001	37,016,932
MicroStrategy Inc., Class A(a)	46,913	7,063,221
OneSpan Inc.(a)(b)	392,084	8,218,081

Security	Shares	Value

Software (continued)
Progress Software Corp.	521,039	$19,111,710
SPS Commerce Inc.(a)	406,409	31,647,069
Xperi Holding Corp.	1,249,621	14,358,145

		185,078,071

Specialty Retail — 2.0%
America’s Car-Mart Inc./TX(a)(b)	53,004	4,498,980
Asbury Automotive Group Inc.(a)(b)	113,813	11,091,077
Boot Barn Holdings Inc.(a)(b)	333,846	9,394,426
Buckle Inc. (The)	208,870	4,258,859
Hibbett Sports Inc.(a)(b)	101,444	3,978,634
Monro Inc.	215,655	8,749,123
Rent-A-Center Inc./TX	560,460	16,752,149
Sleep Number Corp.(a)(b)	320,761	15,688,421
Zumiez Inc.(a)	241,261	6,711,881

		81,123,550

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	1,401,457	6,881,154
Diebold Nixdorf Inc.(a)	898,652	6,865,701

		13,746,855

Textiles, Apparel & Luxury Goods — 1.2%
Crocs Inc.(a)(b)	780,494	33,350,509
Steven Madden Ltd.	894,665	17,445,967

		50,796,476

Thrifts & Mortgage Finance — 1.7%
Axos Financial Inc.(a)(b)	395,313	9,214,746
Flagstar Bancorp. Inc.	282,760	8,378,179
Meta Financial Group Inc.	400,624	7,699,993
Mr Cooper Group Inc.(a)(b)	243,909	5,444,049
NMI Holdings Inc., Class A(a)(b)	981,142	17,464,328
Northfield Bancorp. Inc.	259,991	2,371,118
TrustCo Bank Corp. NY	577,688	3,015,531
Walker & Dunlop Inc.	334,664	17,737,192

		71,325,136

Tobacco — 0.2%
Vector Group Ltd.	942,086	9,128,813

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies Inc.	255,288	14,066,369
Foundation Building Materials Inc.(a)(b)	135,164	2,124,778
GMS Inc.(a)	271,936	6,553,657

		22,744,804

Water Utilities — 1.2%
American States Water Co.	426,725	31,983,039
California Water Service Group	382,908	16,637,352

		48,620,391

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	322,984	14,351,794

Total Common Stocks — 100.6% (Cost: $4,115,272,200)		4,124,949,480

Short-Term Investments

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	308,119,110	308,396,417

21

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	16,382,000	$16,382,000

		324,778,417

Total Short-Term Investments — 7.9% (Cost: $324,469,699)		324,778,417

Total Investments in Securities — 108.5% (Cost: $4,439,741,899)		4,449,727,897

Other Assets, Less Liabilities — (8.5)%		(349,690,286)

Net Assets — 100.0%		$4,100,037,611

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

22

Schedule of Investments (unaudited) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.	500,903	$9,416,976
Aerovironment Inc.(a)(b)	136,167	8,171,382
Cubic Corp.	231,716	13,478,920
Kaman Corp.	417,570	16,272,703
Moog Inc., Class A	230,967	14,673,333
National Presto Industries Inc.	78,521	6,427,729
Park Aerospace Corp.	282,310	3,082,825

		71,523,868

Air Freight & Logistics — 1.3%
Atlas Air Worldwide Holdings Inc.(a)(b)	394,506	24,025,415
Echo Global Logistics Inc.(a)	401,661	10,350,804
Hub Group Inc., Class A(a)	505,902	25,393,751

		59,769,970

Airlines — 0.7%
Hawaiian Holdings Inc.	694,295	8,949,463
SkyWest Inc.	757,449	22,617,427

		31,566,890

Auto Components — 1.8%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,709,782	9,865,442
Cooper Tire & Rubber Co.	759,336	24,070,951
Cooper-Standard Holdings Inc.(a)(b)	253,151	3,344,125
Dorman Products Inc.(a)(b)	200,461	18,117,665
Gentherm Inc.(a)(b)	256,311	10,483,120
Motorcar Parts of America Inc.(a)(b)	289,543	4,505,289
Standard Motor Products Inc.	303,596	13,555,562

		83,942,154

Banks — 11.1%
Allegiance Bancshares Inc.	283,017	6,614,107
Ameris Bancorp.	576,881	13,141,349
Banc of California Inc.	666,701	6,747,014
BancFirst Corp.	129,272	5,279,469
BankUnited Inc.	1,093,911	23,967,590
Banner Corp.	526,432	16,982,696
Berkshire Hills Bancorp. Inc.	721,061	7,289,927
Boston Private Financial Holdings Inc.	1,237,568	6,831,375
Brookline Bancorp. Inc.	667,030	5,766,474
Cadence BanCorp.	1,901,329	16,332,416
Central Pacific Financial Corp.	206,415	2,801,052
City Holding Co.	97,119	5,595,026
Columbia Banking System Inc.	1,081,041	25,782,828
Community Bank System Inc.	347,440	18,921,582
Customers Bancorp. Inc.(a)(b)	436,520	4,889,024
CVB Financial Corp.	999,874	16,627,905
Dime Community Bancshares Inc.	428,031	4,841,031
Eagle Bancorp. Inc.	486,966	13,045,819
FB Financial Corp.	360,820	9,063,798
First BanCorp./Puerto Rico	1,744,250	9,104,985
First Commonwealth Financial Corp.	650,963	5,038,454
First Financial Bancorp.	1,479,185	17,757,616
First Hawaiian Inc.	1,293,959	18,723,587
First Midwest Bancorp. Inc.	1,725,374	18,599,532
Great Western Bancorp. Inc.(b)	830,400	10,338,480
Hanmi Financial Corp.	469,291	3,852,879
Heritage Financial Corp./WA	542,022	9,967,785
Hope Bancorp Inc.	1,860,444	14,111,468
Independent Bank Corp.	174,080	9,118,310
Independent Bank Group Inc.	397,602	17,566,056

Security	Shares	Value

Banks (continued)
National Bank Holdings Corp., Class A	128,503	$3,373,204
NBT Bancorp. Inc.	321,740	8,629,067
OFG Bancorp.	776,844	9,679,476
Old National Bancorp./IN	2,491,970	31,299,143
Pacific Premier Bancorp. Inc.	1,419,150	28,581,681
Park National Corp.	134,862	11,053,290
S&T Bancorp. Inc.	592,483	10,481,024
Seacoast Banking Corp. of Florida(a)(b)	343,071	6,185,570
Simmons First National Corp., Class A	1,645,525	26,089,799
Southside Bancshares Inc.	473,680	11,572,002
Tompkins Financial Corp.	80,045	4,547,357
Triumph Bancorp. Inc.(a)(b)	103,131	3,211,499
United Community Banks Inc./GA	389,200	6,589,156
Veritex Holdings Inc.	373,745	6,364,877
Westamerica Bancorp.	187,414	10,185,951

		522,542,730

Beverages — 0.2%
MGP Ingredients Inc.(b)	111,229	4,420,240
National Beverage Corp.(a)(b)	91,269	6,207,205

		10,627,445

Biotechnology — 1.9%
Coherus Biosciences Inc.(a)(b)	264,440	4,849,830
Cytokinetics Inc.(a)(b)	478,902	10,368,228
Momenta Pharmaceuticals Inc.(a)	695,417	36,495,484
Myriad Genetics Inc.(a)	1,127,684	14,704,999
Spectrum Pharmaceuticals Inc.(a)	1,272,630	5,192,330
Vanda Pharmaceuticals Inc.(a)	357,339	3,451,895
Xencor Inc.(a)(b)	371,540	14,412,037

		89,474,803

Building Products — 1.4%
Apogee Enterprises Inc.	198,417	4,240,171
Gibraltar Industries Inc.(a)(b)	141,568	9,221,740
Insteel Industries Inc.	290,732	5,436,688
PGT Innovations Inc.(a)	890,008	15,592,940
Quanex Building Products Corp.	493,916	9,107,811
Resideo Technologies Inc.(a)	1,863,125	20,494,375

		64,093,725

Capital Markets — 1.2%
Blucora Inc.(a)	317,289	2,988,862
BrightSphere Investment Group Inc.(b)	352,898	4,552,384
Calamos Asset Management Inc.(a)(c)	244,726	2
Donnelley Financial Solutions Inc.(a)	453,307	6,056,182
Greenhill & Co. Inc.(b)	116,166	1,318,484
Piper Sandler Cos	109,626	8,002,698
StoneX Group Inc.(a)	245,001	12,534,251
Waddell & Reed Financial Inc., Class A	983,608	14,606,579
WisdomTree Investments Inc.	1,692,414	5,415,725

		55,475,167

Chemicals — 3.5%
AdvanSix Inc.(a)	422,023	5,435,656
American Vanguard Corp.(b)	189,675	2,492,330
Ferro Corp.(a)(b)	1,241,525	15,394,910
FutureFuel Corp.	388,574	4,418,086
GCP Applied Technologies Inc.(a)(b)	726,997	15,230,587
Hawkins Inc.	142,406	6,564,917
HB Fuller Co.	334,699	15,322,520
Kraton Corp.(a)(b)	479,733	8,548,842
Livent Corp.(a)(b)	2,207,578	19,801,975
Quaker Chemical Corp.	198,823	35,730,481

23

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Rayonier Advanced Materials Inc.(a)	953,821	$3,052,227
Stepan Co.	144,634	15,765,106
Tredegar Corp.	163,789	2,435,542
Trinseo SA	577,646	14,810,844

		165,004,023

Commercial Services & Supplies — 2.2%
ABM Industries Inc.	1,006,280	36,890,225
Brady Corp., Class A, NVS	233,887	9,360,158
Deluxe Corp.	346,621	8,918,558
Harsco Corp.(a)(b)	617,754	8,592,958
Interface Inc.	307,622	1,882,647
Matthews International Corp., Class A	471,925	10,552,243
Pitney Bowes Inc.	2,588,175	13,743,209
Team Inc.(a)	471,557	2,593,563
U.S. Ecology Inc.	246,698	8,059,624
Viad Corp.	125,221	2,608,353

		103,201,538

Communications Equipment — 0.7%
ADTRAN Inc.	722,062	7,404,746
Applied Optoelectronics Inc.(a)(b)	315,495	3,549,319
CalAmp Corp.(a)	517,404	3,720,135
NETGEAR Inc.(a)(b)	451,381	13,911,562
Plantronics Inc.	558,237	6,609,526

		35,195,288

Construction & Engineering — 1.4%
Aegion Corp.(a)	463,292	6,546,316
Arcosa Inc.	729,661	32,170,753
Comfort Systems USA Inc.	170,262	8,770,196
Granite Construction Inc.	705,525	12,424,295
MYR Group Inc.(a)	133,334	4,957,358

		64,868,918

Construction Materials — 0.1%
U.S. Concrete Inc.(a)	238,465	6,925,024

Consumer Finance — 1.8%
Encore Capital Group Inc.(a)(b)	473,042	18,254,691
EZCORP Inc., Class A, NVS(a)(b)	784,394	3,945,502
Green Dot Corp., Class A(a)(b)	776,702	39,308,888
PRA Group Inc.(a)(b)	364,632	14,567,048
World Acceptance Corp.(a)(b)	68,147	7,192,916

		83,269,045

Containers & Packaging — 0.2%
Myers Industries Inc.	538,934	7,130,097

Distributors — 0.4%
Core-Mark Holding Co. Inc.	680,634	19,690,742

Diversified Consumer Services — 0.3%
American Public Education Inc.(a)	222,786	6,280,337
Perdoceo Education Corp.(a)	643,532	7,876,832
Regis Corp.(a)(b)	372,952	2,289,925

		16,447,094

Diversified Telecommunication Services — 1.5%
ATN International Inc.	167,246	8,385,714
Cincinnati Bell Inc.(a)(b)	764,996	11,474,940
Consolidated Communications Holdings Inc.(a)	1,099,971	6,258,835
Iridium Communications Inc.(a)(b)	915,387	23,415,599
Vonage Holdings Corp.(a)	1,916,233	19,603,064

		69,138,152

Security	Shares	Value

Electrical Equipment — 0.5%
AZZ Inc.	395,396	$13,490,911
Encore Wire Corp.	127,161	5,902,814
Powell Industries Inc.	132,336	3,193,268

		22,586,993

Electronic Equipment, Instruments & Components — 2.8%
Arlo Technologies Inc.(a)	587,739	3,091,507
Badger Meter Inc.(b)	162,621	10,630,535
Bel Fuse Inc., Class B, NVS	155,697	1,662,844
Benchmark Electronics Inc.	267,845	5,397,077
CTS Corp.	223,482	4,923,308
Daktronics Inc.	546,247	2,163,138
ePlus Inc.(a)	110,190	8,065,908
FARO Technologies Inc.(a)	131,187	7,999,783
Insight Enterprises Inc.(a)	259,393	14,676,456
Knowles Corp.(a)(b)	387,313	5,770,964
Methode Electronics Inc.	174,571	4,975,273
MTS Systems Corp.	290,237	5,546,429
PC Connection Inc.(b)	95,822	3,934,451
Sanmina Corp.(a)(b)	1,022,853	27,668,174
ScanSource Inc.(a)(b)	381,838	7,571,848
TTM Technologies Inc.(a)(b)	1,498,178	17,094,211

		131,171,906

Energy Equipment & Services — 2.1%
Archrock Inc.	1,939,279	10,433,321
Bristow Group Inc.(a)	355,602	7,556,543
Core Laboratories NV(b)	408,552	6,234,504
Dril-Quip Inc.(a)	529,223	13,103,561
Exterran Corp.(a)(b)	374,276	1,556,988
Helmerich & Payne Inc.	1,622,310	23,766,842
Matrix Service Co.(a)(b)	394,982	3,298,100
Nabors Industries Ltd.	96,668	2,362,566
Newpark Resources Inc.(a)	670,669	704,202
Oceaneering International Inc.(a)(b)	1,494,878	5,261,971
Oil States International Inc.(a)(b)	913,702	2,494,406
Patterson-UTI Energy Inc.	2,821,609	8,041,586
ProPetro Holding Corp.(a)	1,215,306	4,934,142
RPC Inc.(a)	876,728	2,314,562
SEACOR Holdings Inc.(a)(b)	132,755	3,860,515
U.S. Silica Holdings Inc.	1,105,606	3,316,818

		99,240,627

Entertainment — 0.1%
Marcus Corp. (The)	348,323	2,692,537

Equity Real Estate Investment Trusts (REITs) — 9.1%
Acadia Realty Trust	584,468	6,136,914
Alexander & Baldwin Inc.	620,890	6,960,177
American Assets Trust Inc.	301,050	7,252,294
Armada Hoffler Properties Inc.	490,057	4,537,928
Brandywine Realty Trust	1,596,307	16,505,814
CareTrust REIT Inc.	736,994	13,114,808
Chatham Lodging Trust	704,150	5,365,623
CoreCivic Inc.	1,805,752	14,446,016
DiamondRock Hospitality Co.	3,011,564	15,268,629
Diversified Healthcare Trust	3,593,056	12,647,557
Easterly Government Properties Inc.	529,242	11,860,313
Four Corners Property Trust Inc.	435,293	11,139,148
Franklin Street Properties Corp.	1,454,350	5,322,921
Getty Realty Corp.	251,333	6,537,171
Global Net Lease Inc.	1,350,687	21,475,923

24

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust	544,638	$3,017,295
Independence Realty Trust Inc.	613,392	7,109,213
Industrial Logistics Properties Trust	984,302	21,526,685
Investors Real Estate Trust(b)	43,237	2,817,755
iStar Inc.	1,134,234	13,395,304
Kite Realty Group Trust	1,271,185	14,720,322
Lexington Realty Trust	2,130,685	22,265,658
LTC Properties Inc.	278,403	9,705,129
Mack-Cali Realty Corp.	1,300,776	16,415,793
National Storage Affiliates Trust	401,838	13,144,121
NexPoint Residential Trust Inc.	82,316	3,650,715
Office Properties Income Trust	727,970	15,083,538
Retail Opportunity Investments Corp.	797,427	8,305,202
Retail Properties of America Inc., Class A	2,037,426	11,837,445
RPT Realty	1,218,733	6,629,908
Saul Centers Inc.	82,820	2,201,356
SITE Centers Corp.	1,683,168	12,118,810
Summit Hotel Properties Inc.	1,591,387	8,243,385
Tanger Factory Outlet Centers Inc.(b)	1,407,326	8,486,176
Uniti Group Inc.	2,930,567	30,873,523
Urstadt Biddle Properties Inc., Class A	172,669	1,588,555
Washington Prime Group Inc.(b)	2,901,731	1,878,581
Washington REIT	646,347	13,010,965
Whitestone REIT	599,299	3,595,794
Xenia Hotels & Resorts Inc.	1,716,695	15,072,582

		425,265,046

Food & Staples Retailing — 1.1%
Andersons Inc. (The)	462,073	8,857,940
Chefs’ Warehouse Inc. (The)(a)(b)	489,419	7,116,152
PriceSmart Inc.	196,894	13,083,606
SpartanNash Co.	540,876	8,843,323
United Natural Foods Inc.(a)	827,368	12,302,962

		50,203,983

Food Products — 1.5%
B&G Foods Inc.	968,529	26,896,050
Calavo Growers Inc.(b)	110,714	7,337,017
Cal-Maine Foods Inc.(a)(b)	560,692	21,513,752
Fresh Del Monte Produce Inc.	457,332	10,482,050
Seneca Foods Corp., Class A(a)(b)	101,169	3,614,768

		69,843,637

Gas Utilities — 0.6%
Chesapeake Utilities Corp.	89,628	7,555,640
Northwest Natural Holding Co.	230,543	10,464,347
South Jersey Industries Inc.	516,225	9,947,656

		27,967,643

Health Care Equipment & Supplies — 3.6%
AngioDynamics Inc.(a)	573,468	6,916,024
CryoLife Inc.(a)(b)	255,685	4,722,502
Heska Corp.(a)(b)	65,659	6,486,453
Inogen Inc.(a)(b)	104,737	3,037,373
Integer Holdings Corp.(a)(b)	495,834	29,259,164
Invacare Corp.	518,126	3,896,308
Lantheus Holdings Inc.(a)(b)	453,001	5,739,523
Meridian Bioscience Inc.(a)	646,989	10,985,873
Merit Medical Systems Inc.(a)(b)	736,995	32,059,283
Mesa Laboratories Inc.(b)	28,466	7,251,998
Natus Medical Inc.(a)(b)	239,684	4,105,787
Neogen Corp.(a)(b)	288,169	22,549,224
OraSure Technologies Inc.(a)(b)	1,080,121	13,145,073

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Orthofix Medical Inc.(a)	164,930	$5,135,920
Surmodics Inc.(a)	91,744	3,569,759
Tactile Systems Technology Inc.(a)(b)	135,502	4,958,018
Varex Imaging Corp.(a)(b)	234,081	2,977,510

		166,795,792

Health Care Providers & Services — 3.6%
AMN Healthcare Services Inc.(a)(b)	326,256	19,072,926
Covetrus Inc.(a)(b)	1,481,640	36,152,016
Cross Country Healthcare Inc.(a)	526,007	3,413,785
Ensign Group Inc. (The)	297,547	16,978,032
Magellan Health Inc.(a)	340,014	25,766,261
Owens & Minor Inc.	962,732	24,174,201
Providence Service Corp. (The)(a)	184,506	17,142,452
Select Medical Holdings Corp.(a)(b)	776,561	16,168,000
Tivity Health Inc.(a)(b)	562,967	7,892,797

		166,760,470

Health Care Technology — 1.6%
Allscripts Healthcare Solutions Inc.(a)(b)	2,459,910	20,023,667
Computer Programs & Systems Inc.	190,090	5,248,385
HealthStream Inc.(a)(b)	133,697	2,683,299
HMS Holdings Corp.(a)	601,255	14,400,057
NextGen Healthcare Inc.(a)(b)	383,242	4,882,503
Omnicell Inc.(a)(b)	238,827	17,830,824
Tabula Rasa HealthCare Inc.(a)(b)	192,027	7,828,941

		72,897,676

Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants Inc.	336,302	9,900,731
Bloomin’ Brands Inc.	383,836	5,861,176
Brinker International Inc.	680,227	29,059,297
Cheesecake Factory Inc. (The)(b)	631,322	17,512,872
Dave & Buster’s Entertainment Inc.	307,217	4,657,410
El Pollo Loco Holdings Inc.(a)(b)	132,183	2,141,365
Fiesta Restaurant Group Inc.(a)(b)	261,844	2,453,478
Monarch Casino & Resort Inc.(a)(b)	75,079	3,348,523
Red Robin Gourmet Burgers Inc.(a)(b)	233,987	3,079,269
Ruth’s Hospitality Group Inc.	171,629	1,898,217

		79,912,338

Household Durables — 2.0%
Century Communities Inc.(a)(b)	229,002	9,693,655
Ethan Allen Interiors Inc.	328,165	4,443,354
iRobot Corp.(a)(b)	235,699	17,889,554
La-Z-Boy Inc.	361,025	11,419,221
M/I Homes Inc.(a)	201,988	9,301,547
Meritage Homes Corp.(a)(b)	244,071	26,942,998
Tupperware Brands Corp.(b)	741,404	14,946,704

		94,637,033

Household Products — 0.6%
Central Garden & Pet Co.(a)	146,896	5,865,557
Central Garden & Pet Co., Class A, NVS(a)(b)	586,062	21,180,281

		27,045,838

Insurance — 3.3%
Ambac Financial Group Inc.(a)	689,706	8,807,546
American Equity Investment Life Holding Co.	1,388,000	30,522,120
AMERISAFE Inc.	152,298	8,735,813
Employers Holdings Inc.	437,620	13,238,005
HCI Group Inc.	92,572	4,562,874
Horace Mann Educators Corp.	624,075	20,844,105
James River Group Holdings Ltd.	161,003	7,169,464

25

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
ProAssurance Corp.	812,180	$12,702,495
Safety Insurance Group Inc.	112,116	7,746,094
Stewart Information Services Corp.	403,426	17,641,819
Third Point Reinsurance Ltd.(a)(b)	1,238,280	8,606,046
United Fire Group Inc.	327,108	6,646,834
United Insurance Holdings Corp.	317,693	1,925,220
Universal Insurance Holdings Inc.	436,420	6,040,053

		155,188,488

Internet & Direct Marketing Retail — 0.7%
Liquidity Services Inc.(a)	201,864	1,505,905
PetMed Express Inc.	146,505	4,632,488
Stamps.com Inc.(a)(b)	116,731	28,126,335

		34,264,728

IT Services — 0.5%
Cardtronics PLC, Class A(a)(b)	182,145	3,606,471
Sykes Enterprises Inc.(a)(b)	283,444	9,696,619
Unisys Corp.(a)(b)	951,200	10,149,304

		23,452,394

Leisure Products — 0.7%
Sturm Ruger & Co. Inc.	264,091	16,151,806
Vista Outdoor Inc.(a)(b)	876,408	17,685,913

		33,837,719

Life Sciences Tools & Services — 0.4%
Luminex Corp.	650,832	17,084,340

Machinery — 4.0%
Astec Industries Inc.	341,178	18,508,906
Barnes Group Inc.	266,646	9,529,928
Chart Industries Inc.(a)(b)	218,052	15,322,514
Enerpac Tool Group Corp.(b)	487,174	9,163,743
EnPro Industries Inc.	309,661	17,467,977
Greenbrier Companies Inc. (The)	493,600	14,511,840
Hillenbrand Inc.	1,128,016	31,990,534
Lindsay Corp.	89,723	8,674,420
Lydall Inc.(a)(b)	254,041	4,201,838
Meritor Inc.(a)(b)	502,008	10,512,048
Mueller Industries Inc.	290,723	7,866,964
Proto Labs Inc.(a)(b)	145,125	18,793,687
Standex International Corp.	186,883	11,063,474
Titan International Inc.(b)	752,240	2,173,974
Wabash National Corp.	796,665	9,528,113

		189,309,960

Marine — 0.6%
Matson Inc.	650,204	26,066,678

Media — 0.5%
EW Scripps Co. (The), Class A, NVS	456,471	5,222,028
Gannett Co. Inc.	1,949,614	2,534,498
Meredith Corp.	607,349	7,968,419
Scholastic Corp., NVS	451,668	9,480,512

		25,205,457

Metals & Mining — 1.8%
Allegheny Technologies Inc.(a)	974,812	8,500,361
Arconic Corp.(a)	732,615	13,956,316
Carpenter Technology Corp.	324,853	5,899,330
Century Aluminum Co.(a)(b)	754,487	5,371,947
Cleveland-Cliffs Inc.(b)	2,651,278	17,021,205
Haynes International Inc.	100,455	1,716,776
Kaiser Aluminum Corp.	87,713	4,700,540

Security	Shares	Value

Metals & Mining (continued)
Materion Corp.	134,627	$7,004,643
Olympic Steel Inc.	138,863	1,577,484
SunCoke Energy Inc.	1,246,166	4,261,888
TimkenSteel Corp.(a)(b)	569,577	2,021,998
Warrior Met Coal Inc.	772,619	13,196,332

		85,228,820

Mortgage Real Estate Investment — 1.7%
Apollo Commercial Real Estate Finance Inc.	2,050,539	18,475,356
ARMOUR Residential REIT Inc.	602,552	5,730,270
Capstead Mortgage Corp.	1,452,449	8,162,763
Invesco Mortgage Capital Inc.(b)	2,730,082	7,398,522
KKR Real Estate Finance Trust Inc.	409,385	6,767,134
New York Mortgage Trust Inc.	5,701,799	14,539,588
Ready Capital Corp.	619,631	6,939,867
Redwood Trust Inc.	1,735,020	13,047,351

		81,060,851

Multi-Utilities — 0.7%
Avista Corp.	1,025,133	34,977,538

Multiline Retail — 1.1%
Big Lots Inc.	538,844	24,032,443
Macy’s Inc.(b)	4,650,156	26,505,889

		50,538,332

Oil, Gas & Consumable Fuels — 2.7%
Bonanza Creek Energy Inc.(a)	279,175	5,248,490
Callon Petroleum Co.(a)(b)	285,992	1,378,482
CONSOL Energy Inc.(a)(b)	389,264	1,724,440
Dorian LPG Ltd.(a)	370,174	2,965,094
Green Plains Inc.(a)	504,588	7,811,022
Gulfport Energy Corp.(a)(b)	2,237,077	1,179,163
Laredo Petroleum Inc.(a)(b)	140,680	1,378,664
Oasis Petroleum Inc.(a)(b)	4,573,196	1,280,495
PBF Energy Inc., Class A	1,450,844	8,255,302
PDC Energy Inc.(a)(b)	736,664	9,130,950
QEP Resources Inc.	1,927,838	1,740,452
Range Resources Corp.(b)	3,865,360	25,588,683
Renewable Energy Group Inc.(a)(b)	588,932	31,460,748
REX American Resources Corp.(a)	42,702	2,801,678
SM Energy Co.(b)	1,602,678	2,548,258
Southwestern Energy Co.(a)(b)	9,139,491	21,477,804

		125,969,725

Paper & Forest Products — 1.0%
Boise Cascade Co.	591,653	23,618,788
Clearwater Paper Corp.(a)	249,510	9,466,409
Mercer International Inc.	279,664	1,845,782
Neenah Inc.	136,387	5,110,421
PH Glatfelter Co.	668,010	9,198,498

		49,239,898

Personal Products — 0.3%
USANA Health Sciences Inc.(a)(b)	180,800	13,315,920

Pharmaceuticals — 1.0%
AMAG Pharmaceuticals Inc.(a)(b)	456,839	4,294,287
Amphastar Pharmaceuticals Inc.(a)(b)	269,753	5,057,869
Endo International PLC(a)(b)	3,468,922	11,447,442
Lannett Co. Inc.(a)	520,773	3,181,923
Pacira BioSciences Inc.(a)(b)	206,577	12,419,409
Phibro Animal Health Corp., Class A	305,374	5,313,507
Progenics Pharmaceuticals Inc.(b)(c)	181,178	2

26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals Inc.(a)(b)	348,883	$7,270,722

		48,985,161

Professional Services — 1.2%
Forrester Research Inc.(a)	73,253	2,401,966
Heidrick & Struggles International Inc.	290,315	5,704,690
Kelly Services Inc., Class A, NVS	505,675	8,616,702
Korn Ferry	849,253	24,628,337
Resources Connection Inc.	454,926	5,254,395
TrueBlue Inc.(a)	542,939	8,410,125

		55,016,215

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)(b)	177,004	4,871,150
RE/MAX Holdings Inc., Class A	80,819	2,645,206
Realogy Holdings Corp.	1,742,431	16,448,549

		23,964,905

Road & Rail — 0.5%
ArcBest Corp.	384,076	11,929,401
Heartland Express Inc.	396,085	7,367,181
Marten Transport Ltd.	371,135	6,056,923

		25,353,505

Semiconductors & Semiconductor Equipment — 1.8%
Axcelis Technologies Inc.(a)	244,737	5,384,214
CEVA Inc.(a)	153,426	6,040,382
Cohu Inc.(b)	346,322	5,949,812
DSP Group Inc.(a)(b)	174,516	2,300,121
Kulicke & Soffa Industries Inc.	466,717	10,454,461
MaxLinear Inc.(a)(b)	552,371	12,837,102
Onto Innovation Inc.(a)(b)	332,377	9,898,187
PDF Solutions Inc.(a)(b)	161,870	3,028,588
Photronics Inc.(a)	990,444	9,864,822
Rambus Inc.(a)(b)	806,939	11,046,995
SMART Global Holdings Inc.(a)(b)	206,387	5,642,620

		82,447,304

Software — 0.4%
Bottomline Technologies DE Inc.(a)	245,542	10,352,051
Ebix Inc.	111,752	2,302,091
MicroStrategy Inc., Class A(a)	47,981	7,224,019

		19,878,161

Specialty Retail — 4.8%
Abercrombie & Fitch Co., Class A	941,525	13,115,443
America’s Car-Mart Inc./TX(a)	26,881	2,281,659
Asbury Automotive Group Inc.(a)(b)	142,666	13,902,802
Barnes & Noble Education Inc.(a)(b)	453,979	1,171,266
Bed Bath & Beyond Inc.(b)	1,902,401	28,497,967
Buckle Inc. (The)	160,713	3,276,938
Caleres Inc.	583,756	5,580,707
Cato Corp. (The), Class A	310,765	2,430,182
Chico’s FAS Inc.	1,830,757	1,780,411
Children’s Place Inc. (The)	219,639	6,226,766
Conn’s Inc.(a)(b)	286,835	3,034,714
Designer Brands Inc. , Class A	884,966	4,805,365
GameStop Corp., Class A(a)(b)	819,017	8,353,973
Genesco Inc.(a)	210,502	4,534,213
Group 1 Automotive Inc.	259,014	22,894,248
Guess? Inc.	565,055	6,565,939
Haverty Furniture Companies Inc.	259,526	5,434,475
Hibbett Sports Inc.(a)	117,072	4,591,564
Lumber Liquidators Holdings Inc.(a)(b)	434,414	9,578,829

Security	Shares	Value

Specialty Retail (continued)
MarineMax Inc.(a)(b)	325,634	$8,359,025
Michaels Companies Inc. (The)(a)(b)	1,112,740	10,743,505
Monro Inc.	221,069	8,968,769
ODP Corp. (The)	812,906	15,811,022
Shoe Carnival Inc.(b)	129,507	4,348,845
Signet Jewelers Ltd.	790,083	14,774,552
Sonic Automotive Inc., Class A(b)	364,688	14,645,870

		225,709,049

Textiles, Apparel & Luxury Goods — 2.6%
Capri Holdings Ltd.(a)(b)	2,269,359	40,848,462
Fossil Group Inc.(a)(b)	701,541	4,026,845
G-III Apparel Group Ltd.(a)(b)	652,769	8,557,802
Kontoor Brands Inc.(a)	706,834	17,105,383
Movado Group Inc.	249,351	2,478,549
Oxford Industries Inc.	252,347	10,184,725
Unifi Inc.(a)	229,517	2,946,998
Vera Bradley Inc.(a)(b)	331,897	2,027,891
Wolverine World Wide Inc.	1,235,880	31,935,139

		120,111,794

Thrifts & Mortgage Finance — 1.7%
Axos Financial Inc.(a)(b)	265,021	6,177,640
Flagstar Bancorp. Inc.	267,143	7,915,447
HomeStreet Inc.	344,395	8,871,615
Mr Cooper Group Inc.(a)	779,097	17,389,445
Northfield Bancorp. Inc.	381,599	3,480,183
Northwest Bancshares Inc.	1,907,097	17,545,292
Provident Financial Services Inc.	1,104,405	13,473,741
TrustCo Bank Corp. NY	696,916	3,637,902

		78,491,265

Tobacco — 0.5%
Universal Corp./VA	369,645	15,480,732
Vector Group Ltd.	689,630	6,682,515

		22,163,247

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies Inc.	251,263	13,844,591
DXP Enterprises Inc./TX(a)	249,919	4,031,193
Foundation Building Materials Inc.(a)(b)	162,369	2,552,441
GMS Inc.(a)(b)	291,205	7,018,041
NOW Inc.(a)	1,646,839	7,476,649
Veritiv Corp.(a)(b)	186,656	2,363,065

		37,285,980

Water Utilities — 0.2%
California Water Service Group	246,058	10,691,220

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.(b)	331,093	14,712,117
Spok Holdings Inc.	269,145	2,559,569

		17,271,686

Total Common Stocks — 100.5% (Cost: $5,793,500,198)		4,709,018,532

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(e)(f)	346,279,764	346,591,416

27

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	10,150,000	$10,150,000

		356,741,416

Total Short-Term Investments — 7.6% (Cost: $356,419,595)		356,741,416

Total Investments in Securities — 108.1% (Cost: $6,149,919,793)		5,065,759,948

Other Assets, Less Liabilities — (8.1)%		(379,071,678)

Net Assets — 100.0%		$4,686,688,270

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

28

Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)	4,073,631	$673,208,259
General Dynamics Corp.	1,784,619	247,044,808
Howmet Aerospace Inc.	2,919,014	48,805,914
Huntington Ingalls Industries Inc.	309,401	43,548,191
L3Harris Technologies Inc.	1,660,087	281,949,176
Lockheed Martin Corp.	1,888,562	723,848,043
Northrop Grumman Corp.	1,190,539	375,603,149
Raytheon Technologies Corp.	11,730,287	674,960,714
Teledyne Technologies Inc.(a)(b)	282,434	87,613,851
Textron Inc.(b)	1,722,540	62,166,469
TransDigm Group Inc.	416,539	197,906,010

		3,416,654,584

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.(b)	1,035,257	105,792,913
Expeditors International of Washington Inc.	1,292,790	117,023,351
FedEx Corp.	1,850,840	465,523,277
United Parcel Service Inc., Class B	5,429,402	904,701,255

		1,593,040,796

Airlines — 0.2%
Alaska Air Group Inc.	920,928	33,733,593
American Airlines Group Inc.(b)	3,983,643	48,958,972
Delta Air Lines Inc.	4,897,033	149,751,269
Southwest Airlines Co.	4,530,889	169,908,337
United Airlines Holdings Inc.(a)(b)	2,224,637	77,306,136

		479,658,307

Auto Components — 0.1%
Aptiv PLC	2,089,014	191,520,804
BorgWarner Inc.	1,587,507	61,500,021

		253,020,825

Automobiles — 0.2%
Ford Motor Co.	30,004,374	199,829,131
General Motors Co.	9,670,143	286,139,531

		485,968,662

Banks — 3.3%
Bank of America Corp.	58,544,823	1,410,344,786
Citigroup Inc.	15,985,830	689,149,131
Citizens Financial Group Inc.	3,344,553	84,550,300
Comerica Inc.	1,110,907	42,492,193
Fifth Third Bancorp	5,449,213	116,177,221
First Republic Bank/CA(b)	1,321,171	144,086,909
Huntington Bancshares Inc./OH	7,851,633	71,999,475
JPMorgan Chase & Co.	23,401,376	2,252,850,467
KeyCorp	7,576,711	90,390,162
M&T Bank Corp.	970,316	89,356,400
People’s United Financial Inc.	3,246,816	33,474,673
PNC Financial Services Group Inc. (The)	3,259,581	358,260,548
Regions Financial Corp.	7,433,261	85,705,499
SVB Financial Group(a)(b)	392,132	94,354,802
Truist Financial Corp.	10,347,744	393,731,659
U.S. Bancorp	10,525,743	377,347,887
Wells Fargo & Co.	31,636,251	743,768,261
Zions Bancorp NA	1,252,907	36,609,943

		7,114,650,316

Beverages — 1.7%
Brown-Forman Corp., Class B, NVS(b)	1,401,510	105,561,733
Coca-Cola Co. (The)	29,684,698	1,465,533,540
Constellation Brands Inc., Class A	1,290,168	244,499,738

Security	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B	1,418,936	$47,619,492
Monster Beverage Corp.(a)	2,837,912	227,600,543
PepsiCo Inc.	10,632,067	1,473,604,486

		3,564,419,532

Biotechnology — 2.2%
AbbVie Inc.	13,551,477	1,186,973,871
Alexion Pharmaceuticals Inc.(a)(b)	1,682,431	192,520,579
Amgen Inc.	4,497,311	1,143,036,564
Biogen Inc.(a)(b)	1,218,141	345,562,239
Gilead Sciences Inc.	9,626,865	608,321,599
Incyte Corp.(a)(b)	1,425,351	127,910,999
Regeneron Pharmaceuticals Inc.(a)	804,833	450,529,417
Vertex Pharmaceuticals Inc.(a)	2,005,753	545,805,506

		4,600,660,774

Building Products — 0.5%
A O Smith Corp.	1,058,078	55,866,518
Allegion PLC	714,933	70,714,023
Carrier Global Corp.	6,231,101	190,297,825
Fortune Brands Home & Security Inc.	1,050,062	90,851,364
Johnson Controls International PLC	5,713,250	233,386,263
Masco Corp.	1,995,076	109,988,540
Trane Technologies PLC	1,838,792	222,953,530

		974,058,063

Capital Markets — 2.6%
Ameriprise Financial Inc.	924,346	142,450,962
Bank of New York Mellon Corp. (The)	6,284,258	215,801,420
BlackRock Inc.(c)	1,088,534	613,443,336
Cboe Global Markets Inc.	849,836	74,564,611
Charles Schwab Corp. (The)	8,922,668	323,268,262
CME Group Inc.	2,753,736	460,727,570
E*TRADE Financial Corp.	1,668,003	83,483,550
Franklin Resources Inc.	1,984,965	40,394,038
Goldman Sachs Group Inc. (The)	2,649,267	532,423,189
Intercontinental Exchange Inc.	4,320,481	432,264,124
Invesco Ltd.	2,807,477	32,033,312
MarketAxess Holdings Inc.	288,692	139,031,180
Moody’s Corp.	1,244,687	360,772,527
Morgan Stanley	9,201,563	444,895,571
MSCI Inc.	642,850	229,356,023
Nasdaq Inc.	871,025	106,883,478
Northern Trust Corp.	1,580,414	123,224,879
Raymond James Financial Inc.	948,453	69,009,440
S&P Global Inc.(b)	1,850,553	667,309,412
State Street Corp.	2,705,817	160,536,123
T Rowe Price Group Inc.	1,736,154	222,609,666

		5,474,482,673

Chemicals — 1.8%
Air Products & Chemicals Inc.	1,696,161	505,218,516
Albemarle Corp.(b)	835,986	74,636,830
Celanese Corp.	906,820	97,437,809
CF Industries Holdings Inc.	1,589,538	48,814,712
Corteva Inc.	5,747,952	165,598,497
Dow Inc.	5,677,142	267,109,531
DuPont de Nemours Inc.	5,667,013	314,405,881
Eastman Chemical Co.	1,028,320	80,332,358
Ecolab Inc.(b)	1,906,081	380,911,227
FMC Corp.	1,011,703	107,149,465
International Flavors & Fragrances Inc.(b)	836,385	102,415,343
Linde PLC	4,034,013	960,619,516

1

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	1,966,716	$138,633,811
Mosaic Co. (The)	2,605,304	47,598,904
PPG Industries Inc.	1,809,349	220,885,326
Sherwin-Williams Co. (The)(b)	630,876	439,556,544

		3,951,324,270

Commercial Services & Supplies — 0.4%
Cintas Corp.	668,169	222,386,688
Copart Inc.(a)(b)	1,574,821	165,608,177
Republic Services Inc.	1,606,354	149,953,146
Rollins Inc.(b)	1,137,248	61,627,469
Waste Management Inc.	2,984,182	337,719,877

		937,295,357

Communications Equipment — 0.8%
Arista Networks Inc.(a)(b)	422,076	87,340,187
Cisco Systems Inc.	32,506,805	1,280,443,049
F5 Networks Inc.(a)(b)	474,614	58,268,361
Juniper Networks Inc.	2,578,998	55,448,457
Motorola Solutions Inc.	1,303,245	204,361,848

		1,685,861,902

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	983,390	91,229,091
Quanta Services Inc.	1,058,541	55,954,477

		147,183,568

Construction Materials — 0.1%
Martin Marietta Materials Inc.(b)	480,219	113,024,344
Vulcan Materials Co.	1,016,984	137,842,011

		250,866,355

Consumer Finance — 0.5%
American Express Co.	5,022,163	503,471,841
Capital One Financial Corp.(b)	3,526,393	253,406,601
Discover Financial Services	2,329,591	134,603,768
Synchrony Financial	4,215,194	110,311,627

		1,001,793,837

Containers & Packaging — 0.3%
Amcor PLC	11,935,392	131,886,082
Avery Dennison Corp.	646,572	82,657,764
Ball Corp.(b)	2,518,075	209,302,394
International Paper Co.	2,998,096	121,542,812
Packaging Corp. of America	721,864	78,719,269
Sealed Air Corp.	1,160,524	45,039,936
Westrock Co.	1,948,466	67,689,709

		736,837,966

Distributors — 0.1%
Genuine Parts Co.	1,102,780	104,951,573
LKQ Corp.(a)	2,136,117	59,234,524

		164,186,097

Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)(b)	15,220,692	3,241,094,154

Diversified Telecommunication Services — 1.6%
AT&T Inc.	54,710,070	1,559,784,096
CenturyLink Inc.	7,433,105	75,000,029
Verizon Communications Inc.	31,774,501	1,890,265,065

		3,525,049,190

Electric Utilities — 1.8%
Alliant Energy Corp.	1,887,181	97,472,899
American Electric Power Co. Inc.	3,809,770	311,372,502
Duke Energy Corp.	5,647,094	500,106,645

Security	Shares	Value

Electric Utilities (continued)
Edison International	2,904,193	$147,649,172
Entergy Corp.	1,523,959	150,155,680
Evergy Inc.	1,759,772	89,431,613
Eversource Energy	2,633,568	220,034,606
Exelon Corp.	7,482,823	267,585,750
FirstEnergy Corp.	4,113,379	118,095,111
NextEra Energy Inc.	3,759,817	1,043,574,806
NRG Energy Inc.	1,816,598	55,842,223
Pinnacle West Capital Corp.	864,266	64,431,030
PPL Corp.	5,898,527	160,498,920
Southern Co. (The)	8,109,622	439,703,705
Xcel Energy Inc.	4,033,866	278,377,093

		3,944,331,755

Electrical Equipment — 0.5%
AMETEK Inc.	1,763,250	175,267,050
Eaton Corp. PLC	3,072,210	313,457,587
Emerson Electric Co.	4,588,667	300,878,895
Rockwell Automation Inc.	890,456	196,505,830

		986,109,362

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,290,188	247,958,655
CDW Corp./DE	1,106,052	132,206,396
Corning Inc.	5,898,133	191,158,490
FLIR Systems Inc.	1,027,662	36,841,683
IPG Photonics Corp.(a)(b)	268,615	45,656,492
Keysight Technologies Inc.(a)(b)	1,445,212	142,758,041
TE Connectivity Ltd.	2,531,791	247,457,252
Zebra Technologies Corp., Class A(a)	408,789	103,202,871

		1,147,239,880

Energy Equipment & Services — 0.2%
Baker Hughes Co.	5,160,350	68,581,051
Halliburton Co.	6,658,682	80,237,118
National Oilwell Varco Inc.	2,860,359	25,914,853
Schlumberger Ltd.	10,630,092	165,404,232
TechnipFMC PLC	3,094,003	19,523,159

		359,660,413

Entertainment — 2.1%
Activision Blizzard Inc.	5,926,901	479,782,636
Electronic Arts Inc.(a)	2,215,800	288,962,478
Live Nation Entertainment Inc.(a)(b)	1,121,300	60,415,644
Netflix Inc.(a)	3,386,368	1,693,285,591
Take-Two Interactive Software Inc.(a)(b)	870,606	143,841,523
Walt Disney Co. (The)(b)	13,875,719	1,721,699,214

		4,387,987,086

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	900,062	144,009,920
American Tower Corp.	3,406,020	823,337,215
Apartment Investment & Management Co., Class A	1,108,660	37,384,015
AvalonBay Communities Inc.	1,073,322	160,289,907
Boston Properties Inc.	1,080,942	86,799,643
Crown Castle International Corp.	3,231,641	538,068,226
Digital Realty Trust Inc.(b)	2,065,509	303,134,101
Duke Realty Corp.	2,845,397	104,995,149
Equinix Inc.	680,008	516,894,481
Equity Residential	2,627,887	134,889,440
Essex Property Trust Inc.	509,695	102,341,659
Extra Space Storage Inc.	977,023	104,531,691
Federal Realty Investment Trust	511,155	37,539,223

2

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties Inc.	4,079,607	$110,761,330
Host Hotels & Resorts Inc.(b)	5,450,734	58,813,420
Iron Mountain Inc.	2,169,698	58,126,209
Kimco Realty Corp.(b)	3,179,302	35,798,940
Mid-America Apartment Communities Inc.	894,103	103,671,243
Prologis Inc.	5,672,710	570,788,080
Public Storage	1,169,432	260,455,895
Realty Income Corp.	2,649,405	160,951,354
Regency Centers Corp.	1,199,237	45,594,991
SBA Communications Corp.(b)	864,981	275,479,149
Simon Property Group Inc.	2,338,247	151,237,816
SL Green Realty Corp.	536,891	24,895,636
UDR Inc.	2,238,188	72,987,311
Ventas Inc.	2,831,796	118,822,160
Vornado Realty Trust	1,189,759	40,106,776
Welltower Inc.	3,185,988	175,516,079
Weyerhaeuser Co.	5,685,297	162,144,670

		5,520,365,729

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	3,390,291	1,203,553,305
Kroger Co. (The)	5,980,551	202,800,485
Sysco Corp.	3,903,806	242,894,809
Walgreens Boots Alliance Inc.	5,526,117	198,498,123
Walmart Inc.	10,662,030	1,491,724,617

		3,339,471,339

Food Products — 1.1%
Archer-Daniels-Midland Co.	4,266,316	198,341,031
Campbell Soup Co.	1,544,900	74,726,813
Conagra Brands Inc.	3,708,899	132,444,783
General Mills Inc.	4,710,667	290,553,941
Hershey Co. (The)	1,131,885	162,244,396
Hormel Foods Corp.(b)	2,154,578	105,337,318
JM Smucker Co. (The)	875,914	101,185,585
Kellogg Co.	1,961,856	126,716,279
Kraft Heinz Co. (The)	4,973,230	148,948,239
Lamb Weston Holdings Inc.(b)	1,107,464	73,391,639
McCormick & Co. Inc./MD, NVS(b)	951,707	184,726,329
Mondelez International Inc., Class A	10,967,626	630,090,114
Tyson Foods Inc., Class A	2,257,123	134,253,676

		2,362,960,143

Gas Utilities — 0.0%
Atmos Energy Corp.	965,232	92,266,527

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	13,595,196	1,479,565,181
ABIOMED Inc.(a)(b)	345,901	95,835,331
Align Technology Inc.(a)(b)	550,533	180,222,483
Baxter International Inc.	3,894,705	313,212,176
Becton Dickinson and Co.	2,232,018	519,345,948
Boston Scientific Corp.(a)	10,985,582	419,759,088
Cooper Companies Inc. (The)(b)	373,357	125,866,112
Danaher Corp.	4,848,091	1,043,939,435
Dentsply Sirona Inc.(b)	1,642,148	71,811,132
DexCom Inc.(a)(b)	736,394	303,563,699
Edwards Lifesciences Corp.(a)	4,785,576	381,984,676
Hologic Inc.(a)	1,988,637	132,184,701
IDEXX Laboratories Inc.(a)(b)	656,572	258,105,019
Intuitive Surgical Inc.(a)(b)	901,312	639,516,917
Medtronic PLC	10,321,697	1,072,630,752

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	1,112,650	$190,741,590
Steris PLC	653,097	115,069,160
Stryker Corp.	2,516,394	524,341,018
Teleflex Inc.	354,691	120,743,910
Varian Medical Systems Inc.(a)	710,182	122,151,304
West Pharmaceutical Services Inc.(b)	566,499	155,730,575
Zimmer Biomet Holdings Inc.	1,589,842	216,441,090

		8,482,761,297

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	1,127,266	109,254,621
Anthem Inc.	1,932,779	519,125,112
Cardinal Health Inc.	2,245,559	105,428,995
Centene Corp.(a)	4,475,351	261,047,224
Cigna Corp.(b)	2,826,171	478,781,629
CVS Health Corp.	10,049,042	586,864,053
DaVita Inc.(a)(b)	577,786	49,487,371
HCA Healthcare Inc.	2,024,228	252,380,747
Henry Schein Inc.(a)(b)	1,115,266	65,555,335
Humana Inc.	1,015,814	420,435,256
Laboratory Corp. of America Holdings(a)(b)	747,879	140,803,179
McKesson Corp.	1,239,174	184,550,184
Quest Diagnostics Inc.	1,037,155	118,743,876
UnitedHealth Group Inc.	7,297,239	2,275,060,203
Universal Health Services Inc., Class B	610,211	65,304,781

		5,632,822,566

Health Care Technology — 0.1%
Cerner Corp.(b)	2,343,947	169,443,929

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.(b)	3,949,291	59,950,237
Chipotle Mexican Grill Inc.(a)(b)	215,072	267,487,197
Darden Restaurants Inc.	998,167	100,555,344
Domino’s Pizza Inc.	302,117	128,484,318
Hilton Worldwide Holdings Inc.	2,129,346	181,675,801
Las Vegas Sands Corp.	2,514,308	117,317,611
Marriott International Inc./MD, Class A	2,036,100	188,502,138
McDonald’s Corp.	5,713,690	1,254,097,818
MGM Resorts International(b)	3,126,383	67,998,830
Norwegian Cruise Line Holdings Ltd.(a)(b)	2,225,366	38,076,012
Royal Caribbean Cruises Ltd.	1,363,488	88,258,578
Starbucks Corp.	8,976,304	771,244,040
Wynn Resorts Ltd.	737,195	52,937,973
Yum! Brands Inc.	2,314,308	211,296,321

		3,527,882,218

Household Durables — 0.4%
DR Horton Inc.	2,541,397	192,205,855
Garmin Ltd.	1,151,348	109,216,871
Leggett & Platt Inc.	1,024,883	42,194,433
Lennar Corp., Class A	2,108,696	172,238,289
Mohawk Industries Inc.(a)(b)	446,808	43,603,993
Newell Brands Inc.	2,802,314	48,087,708
NVR Inc.(a)(b)	26,374	107,688,207
PulteGroup Inc.	2,052,307	95,001,291
Whirlpool Corp.	477,149	87,742,930

		897,979,577

Household Products — 1.8%
Church & Dwight Co. Inc.	1,911,311	179,108,954
Clorox Co. (The)	969,736	203,809,415
Colgate-Palmolive Co.	6,583,616	507,925,974

3

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	2,629,778	$388,313,020
Procter & Gamble Co. (The)	19,116,825	2,657,047,507

		3,936,204,870

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	5,107,239	92,492,098

Industrial Conglomerates — 1.1%
3M Co.	4,423,032	708,481,266
General Electric Co.	67,213,005	418,737,021
Honeywell International Inc.	5,388,707	887,035,059
Roper Technologies Inc.	807,983	319,242,163

		2,333,495,509

Insurance — 1.8%
Aflac Inc.	5,093,445	185,146,726
Allstate Corp. (The)	2,397,245	225,676,644
American International Group Inc.	6,627,871	182,465,289
Aon PLC, Class A	1,778,728	366,951,586
Arthur J Gallagher & Co.	1,481,797	156,448,127
Assurant Inc.	443,554	53,807,536
Chubb Ltd.	3,465,857	402,455,315
Cincinnati Financial Corp.	1,127,054	87,876,400
Everest Re Group Ltd.	314,535	62,133,244
Globe Life Inc.	772,208	61,699,419
Hartford Financial Services Group Inc. (The)	2,770,505	102,120,814
Lincoln National Corp.	1,373,024	43,016,842
Loews Corp.(b)	1,806,050	62,760,238
Marsh & McLennan Companies Inc.	3,899,755	447,301,899
MetLife Inc.	5,961,528	221,589,996
Principal Financial Group Inc.	1,960,347	78,943,174
Progressive Corp. (The)	4,495,014	425,542,975
Prudential Financial Inc.	3,033,042	192,658,828
Travelers Companies Inc. (The)	1,944,132	210,335,641
Unum Group	1,524,441	25,656,342
Willis Towers Watson PLC	985,520	205,796,286
WR Berkley Corp.(b)	1,079,075	65,985,436

		3,866,368,757

Interactive Media & Services — 5.5%
Alphabet Inc., Class A(a)	2,307,200	3,381,432,320
Alphabet Inc., Class C, NVS(a)	2,254,397	3,313,061,831
Facebook Inc., Class A(a)	18,461,524	4,835,073,136
Twitter Inc.(a)	6,098,853	271,398,958

		11,800,966,245

Internet & Direct Marketing Retail — 5.3%
Amazon.com Inc.(a)	3,269,195	10,293,812,372
Booking Holdings Inc.(a)(b)	314,416	537,865,163
eBay Inc.(b)	5,130,966	267,323,329
Etsy Inc.(a)	919,197	111,801,931
Expedia Group Inc.	1,057,437	96,956,398

		11,307,759,193

IT Services — 5.6%
Accenture PLC, Class A	4,885,124	1,103,989,173
Akamai Technologies Inc.(a)(b)	1,249,343	138,102,375
Automatic Data Processing Inc.	3,300,014	460,318,953
Broadridge Financial Solutions Inc.	896,571	118,347,372
Cognizant Technology Solutions Corp., Class A	4,189,419	290,829,467
DXC Technology Co.(b)	1,939,528	34,620,575
Fidelity National Information Services Inc.	4,757,701	700,381,164
Fiserv Inc.(a)(b)	4,278,786	440,928,897
FleetCor Technologies Inc.(a)(b)	652,102	155,265,486

Security	Shares	Value

IT Services (continued)
Gartner Inc.(a)(b)	698,296	$87,252,085
Global Payments Inc.(b)	2,296,839	407,872,670
International Business Machines Corp.	6,838,392	832,027,155
Jack Henry & Associates Inc.	587,588	95,535,933
Leidos Holdings Inc.	1,010,885	90,120,398
Mastercard Inc., Class A	6,782,960	2,293,793,583
Paychex Inc.	2,460,065	196,239,385
PayPal Holdings Inc.(a)(b)	9,009,307	1,775,103,758
VeriSign Inc.(a)	772,449	158,236,178
Visa Inc., Class A(b)	12,946,180	2,588,847,614
Western Union Co. (The)	3,155,897	67,630,873

		12,035,443,094

Leisure Products — 0.0%
Hasbro Inc.	959,602	79,378,277

Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	2,361,414	238,361,129
Bio-Rad Laboratories Inc., Class A(a)(b)	161,663	83,330,810
Illumina Inc.(a)(b)	1,123,498	347,250,762
IQVIA Holdings Inc.(a)	1,470,329	231,767,960
Mettler-Toledo International Inc.(a)(b)	184,810	178,480,258
PerkinElmer Inc.(b)	846,600	106,256,766
Thermo Fisher Scientific Inc.	3,037,589	1,341,156,295
Waters Corp.(a)(b)	483,823	94,674,485

		2,621,278,465

Machinery — 1.6%
Caterpillar Inc.	4,158,030	620,170,174
Cummins Inc.	1,133,942	239,443,193
Deere & Co.	2,406,274	533,302,507
Dover Corp.	1,105,475	119,767,161
Flowserve Corp.	935,219	25,522,127
Fortive Corp.(b)	2,589,447	197,341,756
IDEX Corp.	579,832	105,767,155
Illinois Tool Works Inc.	2,209,211	426,841,657
Ingersoll Rand Inc.(a)(b)	2,842,447	101,191,113
Otis Worldwide Corp.	3,105,491	193,844,748
PACCAR Inc.	2,649,812	225,975,967
Parker-Hannifin Corp.	987,196	199,749,239
Pentair PLC	1,309,218	59,922,908
Snap-on Inc.	420,774	61,908,479
Stanley Black & Decker Inc.	1,226,901	199,003,342
Westinghouse Air Brake Technologies Corp.(b)	1,368,801	84,701,406
Xylem Inc./NY	1,381,844	116,240,717

		3,510,693,649

Media — 1.3%
Charter Communications Inc., Class A(a)(b)	1,148,545	717,082,585
Comcast Corp., Class A	35,004,137	1,619,291,378
Discovery Inc., Class A(a)(b)	1,180,812	25,706,277
Discovery Inc., Class C, NVS(a)(b)	2,339,226	45,848,830
DISH Network Corp., Class A(a)(b)	1,880,741	54,597,911
Fox Corp., Class A, NVS(b)	2,635,115	73,335,250
Fox Corp., Class B(a)	1,266,912	35,435,529
Interpublic Group of Companies Inc. (The)	2,899,928	48,341,800
News Corp., Class A, NVS	3,016,561	42,292,185
News Corp., Class B	996,040	13,924,639
Omnicom Group Inc.	1,662,622	82,299,789
ViacomCBS Inc., Class B, NVS	4,323,559	121,102,888

		2,879,259,061

4

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.3%
Freeport-McMoRan Inc.(b)	11,150,993	$174,401,531
Newmont Corp.	6,166,453	391,261,443
Nucor Corp.	2,301,405	103,241,028

		668,904,002

Multi-Utilities — 0.9%
Ameren Corp.	1,888,808	149,366,937
CenterPoint Energy Inc.	4,099,189	79,319,307
CMS Energy Corp.	2,180,349	133,895,232
Consolidated Edison Inc.	2,568,445	199,825,021
Dominion Energy Inc.	6,451,080	509,183,744
DTE Energy Co.	1,477,329	169,951,928
NiSource Inc.	2,862,379	62,972,338
Public Service Enterprise Group Inc.	3,883,482	213,241,997
Sempra Energy	2,224,501	263,291,938
WEC Energy Group Inc.	2,422,099	234,701,393

		2,015,749,835

Multiline Retail — 0.6%
Dollar General Corp.	1,916,759	401,791,021
Dollar Tree Inc.(a)	1,809,482	165,278,086
Target Corp.	3,844,033	605,127,675

		1,172,196,782

Oil, Gas & Consumable Fuels — 1.9%
Apache Corp.	2,885,739	27,327,948
Cabot Oil & Gas Corp.	3,050,706	52,960,256
Chevron Corp.	14,338,439	1,032,367,608
Concho Resources Inc.	1,509,932	66,618,200
ConocoPhillips	8,235,807	270,463,902
Devon Energy Corp.	3,039,038	28,749,299
Diamondback Energy Inc.	1,259,155	37,925,749
EOG Resources Inc.	4,470,800	160,680,552
Exxon Mobil Corp.	32,466,959	1,114,590,702
Hess Corp.	2,091,463	85,603,581
HollyFrontier Corp.	1,096,235	21,606,792
Kinder Morgan Inc./DE	14,947,446	184,302,009
Marathon Oil Corp.	6,411,796	26,224,246
Marathon Petroleum Corp.	4,991,432	146,448,615
Noble Energy Inc.	3,757,218	32,124,214
Occidental Petroleum Corp.(b)	6,393,652	64,000,457
ONEOK Inc.	3,463,647	89,985,549
Phillips 66	3,333,948	172,831,864
Pioneer Natural Resources Co.	1,247,329	107,257,821
Valero Energy Corp.	3,162,692	137,007,817
Williams Companies Inc. (The)	9,273,210	182,218,576

		4,041,295,757

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,739,355	379,614,229

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	17,307,086	1,043,444,215
Catalent Inc.(a)	1,264,382	108,306,962
Eli Lilly & Co.	6,095,832	902,305,052
Johnson & Johnson	20,216,435	3,009,822,843
Merck & Co. Inc.	19,421,046	1,610,975,766
Mylan NV(a)(b)	3,915,737	58,070,380
Perrigo Co. PLC	1,086,489	49,880,710
Pfizer Inc.	42,669,105	1,565,956,153
Zoetis Inc.	3,648,462	603,346,161

		8,952,108,242

Security	Shares	Value

Professional Services — 0.3%
Equifax Inc.	928,940	$145,750,686
IHS Markit Ltd.	2,867,340	225,114,864
Nielsen Holdings PLC(b)	2,862,762	40,593,965
Robert Half International Inc.	877,768	46,469,038
Verisk Analytics Inc.(b)	1,254,672	232,503,268

		690,431,821

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,550,522	119,798,018

Road & Rail — 1.1%
CSX Corp.	5,874,789	456,294,862
JB Hunt Transport Services Inc.	633,103	80,011,557
Kansas City Southern(b)	720,258	130,244,254
Norfolk Southern Corp.	1,963,691	420,210,237
Old Dominion Freight Line Inc.(b)	738,068	133,531,263
Union Pacific Corp.	5,212,538	1,026,192,356

		2,246,484,529

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices Inc.(a)	9,015,141	739,151,411
Analog Devices Inc.	2,837,690	331,271,931
Applied Materials Inc.	7,012,743	416,907,571
Broadcom Inc.	3,088,236	1,125,106,139
Intel Corp.	32,657,144	1,690,986,916
KLA Corp.	1,192,886	231,109,734
Lam Research Corp.	1,118,187	370,958,537
Maxim Integrated Products Inc.	2,049,996	138,600,230
Microchip Technology Inc.(b)	1,939,624	199,315,762
Micron Technology Inc.(a)	8,527,604	400,456,284
NVIDIA Corp.	4,737,691	2,564,133,123
Qorvo Inc.(a)	877,163	113,162,799
QUALCOMM Inc.	8,663,506	1,019,521,386
Skyworks Solutions Inc.	1,281,291	186,427,840
Teradyne Inc.(b)	1,278,970	101,626,956
Texas Instruments Inc.	7,033,170	1,004,266,344
Xilinx Inc.	1,894,257	197,457,350

		10,830,460,313

Software — 9.2%
Adobe Inc.(a)(b)	3,683,160	1,806,332,159
ANSYS Inc.(a)(b)	658,038	215,329,775
Autodesk Inc.(a)	1,682,295	388,626,968
Cadence Design Systems Inc.(a)	2,130,816	227,208,910
Citrix Systems Inc.	947,165	130,434,092
Fortinet Inc.(a)(b)	1,029,492	121,284,453
Intuit Inc.	2,009,664	655,572,493
Microsoft Corp.	58,109,066	12,222,079,852
NortonLifeLock Inc.	4,522,643	94,251,880
Oracle Corp.	14,844,814	886,235,396
Paycom Software Inc.(a)(b)	377,966	117,660,816
salesforce.com Inc.(a)	6,987,547	1,756,110,312
ServiceNow Inc.(a)	1,472,738	714,277,930
Synopsys Inc.(a)(b)	1,171,984	250,781,136
Tyler Technologies Inc.(a)(b)	312,799	109,029,219

		19,695,215,391

Specialty Retail — 2.5%
Advance Auto Parts Inc.	520,409	79,882,781
AutoZone Inc.(a)(b)	179,368	211,230,931
Best Buy Co. Inc.	1,776,273	197,681,422
CarMax Inc.(a)(b)	1,268,883	116,623,037
Gap Inc. (The)	1,542,764	26,273,271

5

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	8,265,666	$2,295,458,105
L Brands Inc.	1,786,988	56,844,088
Lowe’s Companies Inc.	5,803,016	962,488,234
O’Reilly Automotive Inc.(a)	567,201	261,525,037
Ross Stores Inc.	2,732,998	255,043,373
Tiffany & Co.	827,463	95,861,589
TJX Companies Inc. (The)	9,207,132	512,376,896
Tractor Supply Co.	898,803	128,834,422
Ulta Beauty Inc.(a)(b)	439,609	98,463,624

		5,298,586,810

Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	123,444,255	14,296,079,172
Hewlett Packard Enterprise Co.	9,943,139	93,167,212
HP Inc.	10,554,225	200,424,733
NetApp Inc.	1,701,348	74,587,096
Seagate Technology PLC	1,693,707	83,448,944
Western Digital Corp.	2,282,004	83,407,246
Xerox Holdings Corp.	1,287,199	24,160,725

		14,855,275,128

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	2,559,822	40,317,197
Nike Inc., Class B(b)	9,558,879	1,200,021,670
PVH Corp.	570,039	33,997,126
Ralph Lauren Corp.	382,299	25,984,863
Tapestry Inc.	2,106,656	32,927,033
Under Armour Inc., Class A(a)(b)	1,465,676	16,459,541
Under Armour Inc., Class C, NVS(a)(b)	1,311,110	12,901,322
VF Corp.	2,453,424	172,353,036

		1,534,961,788

Tobacco — 0.7%
Altria Group Inc.	14,269,882	551,388,240
Philip Morris International Inc.	11,957,805	896,715,797

		1,448,104,037

Trading Companies & Distributors — 0.2%
Fastenal Co.	4,404,621	198,604,361
United Rentals Inc.(a)(b)	545,158	95,130,071
WW Grainger Inc.	344,962	123,072,093

		416,806,525

Water Utilities — 0.1%
American Water Works Co. Inc.	1,388,889	201,222,238

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)(b)	4,467,161	510,864,532

Total Common Stocks — 99.8% (Cost: $183,200,740,312)		213,990,808,244

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	1,347,029,165	1,348,241,491

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	186,590,000	$186,590,000

		1,534,831,491

Total Short-Term Investments — 0.7% (Cost: $1,533,158,573)		1,534,831,491

Total Investments in Securities — 100.5% (Cost: $184,733,898,885)		215,525,639,735

Other Assets, Less Liabilities — (0.5)%		(1,175,133,341)

Net Assets — 100.0%		$214,350,506,394

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

6

Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise Inc.(a)(b)	1,661,096	$150,661,407
Curtiss-Wright Corp.	1,086,624	101,338,554
Hexcel Corp.	2,182,654	73,228,042
Mercury Systems Inc.(a)(b)	1,464,210	113,417,707

		438,645,710

Air Freight & Logistics — 0.5%
XPO Logistics Inc.(a)(b)	2,391,367	202,453,130

Airlines — 0.2%
JetBlue Airways Corp.(a)(b)	7,139,898	80,895,044

Auto Components — 1.4%
Adient PLC(a)	2,447,678	42,418,259
Dana Inc.	3,785,640	46,639,085
Delphi Technologies PLC(a)	2,252,021	37,631,271
Fox Factory Holding Corp.(a)(b)	1,085,824	80,709,298
Gentex Corp.	6,433,780	165,669,835
Goodyear Tire & Rubber Co. (The)	6,125,531	46,982,823
Lear Corp.	1,427,676	155,688,068
Visteon Corp.(a)(b)	727,087	50,328,962

		626,067,601

Automobiles — 0.5%
Harley-Davidson Inc.(b)	4,014,312	98,511,216
Thor Industries Inc.	1,444,148	137,569,539

		236,080,755

Banks — 5.3%
Associated Banc-Corp.	4,040,723	50,993,924
BancorpSouth Bank	2,517,346	48,786,165
Bank of Hawaii Corp.	1,045,958	52,841,798
Bank OZK	3,157,285	67,313,316
Cathay General Bancorp	1,960,415	42,501,797
CIT Group Inc.	2,584,536	45,772,133
Commerce Bancshares Inc.(b)	2,626,703	147,857,112
Cullen/Frost Bankers Inc.	1,463,458	93,588,139
East West Bancorp. Inc.	3,700,115	121,141,765
First Financial Bankshares Inc.(b)	3,726,432	104,004,717
First Horizon National Corp.	14,474,190	136,491,612
FNB Corp.	8,486,188	57,536,355
Fulton Financial Corp.	4,244,360	39,599,879
Glacier Bancorp. Inc.	2,499,870	80,120,834
Hancock Whitney Corp.	2,258,950	42,490,850
Home BancShares Inc./AR	3,975,445	60,267,746
International Bancshares Corp.	1,466,557	38,218,475
PacWest Bancorp	3,070,285	52,440,468
Pinnacle Financial Partners Inc.	1,985,989	70,681,349
Prosperity Bancshares Inc.	2,423,511	125,610,575
Signature Bank/New York NY	1,400,557	116,232,225
Sterling Bancorp./DE	5,085,435	53,498,776
Synovus Financial Corp.	3,862,511	81,769,358
TCF Financial Corp.	3,991,488	93,241,160
Texas Capital Bancshares Inc.(a)(b)	1,321,253	41,130,606
Trustmark Corp.	1,657,408	35,485,105
UMB Financial Corp.	1,129,694	55,366,303
Umpqua Holdings Corp.	5,763,193	61,205,110
United Bankshares Inc./WV	3,398,739	72,970,926
Valley National Bancorp	10,575,001	72,438,757
Webster Financial Corp.	2,356,935	62,246,653

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	1,506,399	$60,331,280

		2,284,175,268

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	238,543	210,719,344

Biotechnology — 1.4%
Arrowhead Pharmaceuticals Inc.(a)(b)	2,674,627	115,169,439
Emergent BioSolutions Inc.(a)(b)	1,176,560	121,573,945
Exelixis Inc.(a)(b)	8,091,065	197,826,539
Ligand Pharmaceuticals Inc.(a)(b)	423,081	40,328,081
United Therapeutics Corp.(a)(b)	1,161,351	117,296,451

		592,194,455

Building Products — 1.7%
Builders FirstSource Inc.(a)(b)	3,063,448	99,929,674
Lennox International Inc.	912,056	248,635,586
Owens Corning	2,828,350	194,618,763
Trex Co. Inc.(a)(b)	3,031,068	217,024,469

		760,208,492

Capital Markets — 2.5%
Affiliated Managers Group Inc.(b)	1,219,857	83,413,822
Eaton Vance Corp., NVS	2,985,209	113,885,723
Evercore Inc., Class A	1,059,830	69,376,472
FactSet Research Systems Inc.	994,606	333,073,657
Federated Hermes Inc.	2,496,997	53,710,405
Interactive Brokers Group Inc., Class A(b)	2,073,651	100,219,553
Janus Henderson Group PLC	3,949,371	85,780,338
SEI Investments Co.	3,182,926	161,438,007
Stifel Financial Corp.	1,797,333	90,873,157

		1,091,771,134

Chemicals — 2.6%
Ashland Global Holdings Inc.	1,427,512	101,239,151
Avient Corp.	2,441,971	64,614,553
Cabot Corp.	1,479,816	53,317,771
Chemours Co. (The)	4,308,066	90,081,660
Ingevity Corp.(a)	1,077,607	53,276,890
Minerals Technologies Inc.(b)	889,901	45,473,941
NewMarket Corp.	191,599	65,588,170
Olin Corp.	3,707,287	45,896,213
RPM International Inc.	3,405,955	282,149,312
Scotts Miracle-Gro Co. (The)	1,065,652	162,948,847
Sensient Technologies Corp.	1,111,806	64,195,678
Valvoline Inc.	4,847,265	92,291,926

		1,121,074,112

Commercial Services & Supplies — 2.1%
Brink’s Co. (The)(b)	1,320,268	54,249,812
Clean Harbors Inc.(a)	1,336,839	74,903,089
Healthcare Services Group Inc.	1,946,468	41,907,456
Herman Miller Inc.	1,544,176	46,572,348
HNI Corp.	1,114,436	34,971,002
IAA Inc.(a)(b)	3,507,232	182,621,570
KAR Auction Services Inc.	3,396,033	48,902,875
MSA Safety Inc.	945,842	126,903,621
Stericycle Inc.(a)(b)	2,394,163	150,975,919
Tetra Tech Inc.(b)	1,409,781	134,634,086

		896,641,778

Communications Equipment — 1.0%
Ciena Corp.(a)(b)	4,021,121	159,598,292
InterDigital Inc.	807,775	46,091,642
Lumentum Holdings Inc.(a)(b)	1,967,882	147,846,975

7

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
NetScout Systems Inc.(a)(b)	1,888,884	$41,234,338
ViaSat Inc.(a)(b)	1,676,534	57,656,004

		452,427,251

Construction & Engineering — 1.1%
AECOM(a)(b)	4,199,067	175,688,963
Dycom Industries Inc.(a)(b)	836,162	44,166,077
EMCOR Group Inc.	1,437,243	97,315,723
Fluor Corp.	3,286,433	28,953,475
MasTec Inc.(a)(b)	1,467,856	61,943,523
Valmont Industries Inc.	559,416	69,468,279

		477,536,040

Construction Materials — 0.2%
Eagle Materials Inc.	1,095,375	94,552,770

Consumer Finance — 0.6%
FirstCash Inc.	1,083,538	61,989,209
LendingTree Inc.(a)(b)	205,882	63,183,127
Navient Corp.	5,054,576	42,711,167
SLM Corp.	9,826,614	79,497,307

		247,380,810

Containers & Packaging — 1.1%
AptarGroup Inc.	1,688,250	191,109,900
Greif Inc., Class A, NVS	697,755	25,265,708
O-I Glass Inc.	4,105,546	43,477,732
Silgan Holdings Inc.	2,062,054	75,821,726
Sonoco Products Co.	2,625,887	134,104,049

		469,779,115

Distributors — 0.8%
Pool Corp.	1,049,153	350,983,645

Diversified Consumer Services — 1.2%
Adtalem Global Education Inc.(a)	1,360,708	33,391,774
Graham Holdings Co., Class B	108,249	43,744,504
Grand Canyon Education Inc.(a)(b)	1,235,614	98,774,983
H&R Block Inc.	5,051,710	82,292,356
Service Corp. International	4,614,296	194,631,005
Strategic Education Inc.	638,539	58,407,162
WW International Inc.(a)(b)	1,223,016	23,078,312

		534,320,096

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	5,664,739	101,965,302

Electric Utilities — 1.2%
ALLETE Inc.	1,356,881	70,205,023
Hawaiian Electric Industries Inc.	2,863,923	95,196,800
IDACORP Inc.	1,318,887	105,379,071
OGE Energy Corp.	5,239,022	157,118,270
PNM Resources Inc.	2,085,605	86,198,055

		514,097,219

Electrical Equipment — 2.6%
Acuity Brands Inc.(b)	1,036,029	106,037,568
EnerSys(b)	1,112,273	74,655,764
Generac Holdings Inc.(a)(b)	1,643,320	318,212,485
Hubbell Inc.	1,419,965	194,308,011
nVent Electric PLC	4,452,038	78,756,552
Regal Beloit Corp.	1,063,544	99,834,875
Sunrun Inc.(a)(b)	3,322,722	256,082,184

		1,127,887,439

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.7%
Arrow Electronics Inc.(a)(b)	2,031,865	$159,826,501
Avnet Inc.	2,586,961	66,847,072
Belden Inc.(b)	1,172,715	36,494,891
Cognex Corp.(b)	4,528,254	294,789,335
Coherent Inc.(a)(b)	635,275	70,471,056
II-VI Inc.(a)(b)	2,719,955	110,321,375
Jabil Inc.	3,543,745	121,408,704
Littelfuse Inc.(b)	636,437	112,865,738
National Instruments Corp.	3,437,485	122,718,214
SYNNEX Corp.(b)	1,077,954	150,978,237
Trimble Inc.(a)(b)	6,549,370	318,954,319
Vishay Intertechnology Inc.	3,461,284	53,892,192

		1,619,567,634

Energy Equipment & Services — 0.1%
ChampionX Corp.(a)(b)	4,886,636	39,044,222

Entertainment — 0.2%
Cinemark Holdings Inc.	2,796,384	27,963,840
World Wrestling Entertainment Inc., Class A(b)	1,220,887	49,409,297

		77,373,137

Equity Real Estate Investment Trusts (REITs) — 9.0%
American Campus Communities Inc.	3,599,792	125,704,737
Brixmor Property Group Inc.	7,767,443	90,801,409
Camden Property Trust	2,551,477	227,030,423
CoreSite Realty Corp.	1,112,709	132,278,846
Corporate Office Properties Trust	2,943,888	69,829,023
Cousins Properties Inc.	3,884,165	111,048,277
CyrusOne Inc.	3,060,320	214,314,210
Douglas Emmett Inc.	4,309,339	108,164,409
EastGroup Properties Inc.	1,028,988	133,079,018
EPR Properties	1,950,008	53,625,220
First Industrial Realty Trust Inc.	3,327,927	132,451,495
GEO Group Inc. (The)	3,170,497	35,953,436
Healthcare Realty Trust Inc.	3,568,890	107,494,967
Highwoods Properties Inc.	2,722,112	91,381,300
Hudson Pacific Properties Inc.	4,014,512	88,038,248
JBG SMITH Properties	2,944,117	78,725,689
Kilroy Realty Corp.	2,742,563	142,503,573
Lamar Advertising Co., Class A	2,260,840	149,599,783
Life Storage Inc.	1,227,336	129,201,661
Macerich Co. (The)(b)	2,953,008	20,050,924
Medical Properties Trust Inc.	13,854,714	244,258,608
National Retail Properties Inc.	4,542,217	156,751,909
Omega Healthcare Investors Inc.	5,942,455	177,917,103
Park Hotels & Resorts Inc.	6,151,864	61,457,121
Pebblebrook Hotel Trust(b)	3,416,715	42,811,439
Physicians Realty Trust	5,458,475	97,761,287
PotlatchDeltic Corp.	1,754,051	73,845,547
PS Business Parks Inc., Class A	524,843	64,235,535
Rayonier Inc.	3,579,835	94,650,837
Rexford Industrial Realty Inc.	3,239,505	148,239,749
Sabra Health Care REIT Inc.	5,388,517	74,280,707
Service Properties Trust(b)	4,329,472	34,419,302
Spirit Realty Capital Inc.	2,700,625	91,146,094
STORE Capital Corp.	5,970,753	163,777,755
Taubman Centers Inc.	1,611,863	53,658,919
Urban Edge Properties	2,893,974	28,129,427
Weingarten Realty Investors	3,148,722	53,402,325

		3,902,020,312

8

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,609,722	$149,983,949
Casey’s General Stores Inc.(b)	966,211	171,647,384
Grocery Outlet Holding Corp.(a)(b)	2,184,707	85,902,679
Sprouts Farmers Market Inc.(a)(b)	3,084,873	64,566,392

		472,100,404

Food Products — 2.0%
Darling Ingredients Inc.(a)(b)	4,238,577	152,715,929
Flowers Foods Inc.	5,146,976	125,225,926
Hain Celestial Group Inc. (The)(a)(b)	2,188,747	75,074,022
Ingredion Inc.	1,752,310	132,614,821
Lancaster Colony Corp.(b)	512,386	91,614,617
Pilgrim’s Pride Corp.(a)(b)	1,285,713	19,240,695
Post Holdings Inc.(a)(b)	1,647,391	141,675,626
Sanderson Farms Inc.	517,157	61,009,011
Tootsie Roll Industries Inc.(b)	452,073	13,969,056
TreeHouse Foods Inc.(a)(b)	1,475,191	59,789,491

		872,929,194

Gas Utilities — 1.4%
National Fuel Gas Co.	2,385,705	96,835,766
New Jersey Resources Corp.	2,508,224	67,772,213
ONE Gas Inc.	1,385,771	95,632,057
Southwest Gas Holdings Inc.	1,466,184	92,516,210
Spire Inc.	1,350,627	71,853,356
UGI Corp.	5,454,217	179,880,077

		604,489,679

Health Care Equipment & Supplies — 3.3%
Avanos Medical Inc.(a)(b)	1,257,787	41,783,684
Cantel Medical Corp.	978,901	43,012,910
Globus Medical Inc., Class A(a)(b)	1,975,766	97,839,932
Haemonetics Corp.(a)	1,325,542	115,653,540
Hill-Rom Holdings Inc.	1,742,843	145,544,819
ICU Medical Inc.(a)(b)	510,793	93,352,529
Integra LifeSciences Holdings Corp.(a)(b)	1,856,229	87,651,133
LivaNova PLC(a)(b)	1,279,167	57,831,140
Masimo Corp.(a)(b)	1,323,003	312,308,088
NuVasive Inc.(a)(b)	1,342,298	65,195,414
Penumbra Inc.(a)(b)	879,086	170,876,737
Quidel Corp.(a)(b)	999,603	219,292,906

		1,450,342,832

Health Care Providers & Services — 3.1%
Acadia Healthcare Co. Inc.(a)(b)	2,329,628	68,677,433
Amedisys Inc.(a)(b)	850,151	201,001,201
Chemed Corp.(b)	416,843	200,230,535
Encompass Health Corp.	2,603,133	169,151,582
HealthEquity Inc.(a)(b)	2,011,486	103,330,036
LHC Group Inc.(a)(b)	827,022	175,791,796
MEDNAX Inc.(a)(b)	2,250,028	36,630,456
Molina Healthcare Inc.(a)	1,552,769	284,218,838
Patterson Companies Inc.	2,266,429	54,632,271
Tenet Healthcare Corp.(a)(b)	2,759,025	67,623,703

		1,361,287,851

Hotels, Restaurants & Leisure — 4.4%
Boyd Gaming Corp.	2,105,987	64,632,741
Caesars Entertainment Inc.(a)	5,224,906	292,908,230
Choice Hotels International Inc.(b)	753,742	64,791,662
Churchill Downs Inc.(b)	928,872	152,167,811
Cracker Barrel Old Country Store Inc.	620,507	71,147,333
Dunkin’ Brands Group Inc.	2,153,986	176,432,993
Jack in the Box Inc.	595,678	47,243,222

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	1,076,732	$97,778,033
Papa John’s International Inc.	859,413	70,712,502
Penn National Gaming Inc.(a)(b)	3,769,161	274,018,005
Scientific Games Corp./DE, Class A(a)(b)	1,459,248	50,942,348
Six Flags Entertainment Corp.	1,966,413	39,918,184
Texas Roadhouse Inc.	1,708,551	103,862,815
Wendy’s Co. (The)	4,696,494	104,708,334
Wingstop Inc.(b)	776,660	106,130,589
Wyndham Destinations Inc.	2,227,774	68,526,328
Wyndham Hotels & Resorts Inc.(b)	2,442,767	123,359,733

		1,909,280,863

Household Durables — 1.8%
Helen of Troy Ltd.(a)(b)	662,454	128,198,098
KB Home	2,308,897	88,638,556
Taylor Morrison Home Corp.(a)(b)	3,398,175	83,561,123
Tempur Sealy International Inc.(a)	1,253,562	111,805,195
Toll Brothers Inc.	3,004,534	146,200,624
TopBuild Corp.(a)(b)	865,647	147,757,286
TRI Pointe Group Inc.(a)(b)	3,408,347	61,827,415

		767,988,297

Household Products — 0.1%
Energizer Holdings Inc.	1,523,501	59,629,829

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	1,428,888	174,853,025

Insurance — 4.5%
Alleghany Corp.	374,764	195,045,924
American Financial Group Inc./OH	1,875,736	125,636,797
Brighthouse Financial Inc.(a)(b)	2,434,556	65,513,902
Brown & Brown Inc.	6,151,189	278,464,326
CNO Financial Group Inc.	3,707,401	59,466,712
First American Financial Corp.	2,918,367	148,574,064
Genworth Financial Inc., Class A(a)(b)	13,192,519	44,194,939
Hanover Insurance Group Inc. (The)	989,079	92,162,381
Kemper Corp.	1,610,534	107,631,987
Mercury General Corp.	697,391	28,851,066
Old Republic International Corp.	7,390,441	108,935,101
Primerica Inc.(b)	1,033,402	116,919,102
Reinsurance Group of America Inc.	1,778,491	169,294,558
RenaissanceRe Holdings Ltd.(b)	1,341,696	227,739,479
RLI Corp.	1,037,010	86,828,847
Selective Insurance Group Inc.	1,565,432	80,604,094

		1,935,863,279

Interactive Media & Services — 0.2%
TripAdvisor Inc.	2,509,482	49,160,752
Yelp Inc.(a)(b)	1,810,938	36,381,745

		85,542,497

Internet & Direct Marketing Retail — 0.4%
Grubhub Inc.(a)(b)	2,415,984	174,748,123

IT Services — 2.0%
Alliance Data Systems Corp.	1,247,121	52,354,139
CACI International Inc., Class A(a)	656,673	139,976,417
KBR Inc.	3,732,647	83,461,987
LiveRamp Holdings Inc.(a)	1,727,047	89,409,223
MAXIMUS Inc.	1,602,913	109,655,278
Perspecta Inc.	3,576,126	69,555,651
Sabre Corp.	8,194,525	53,346,358
Science Applications International Corp.	1,521,062	119,281,682

9

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
WEX Inc.(a)(b)	1,154,247	$160,405,706

		877,446,441

Leisure Products — 0.9%
Brunswick Corp./DE	2,070,288	121,960,666
Mattel Inc.(a)	9,096,729	106,431,729
Polaris Inc.	1,508,554	142,316,985

		370,709,380

Life Sciences Tools & Services — 2.5%
Bio-Techne Corp.(b)	1,009,968	250,199,372
Charles River Laboratories International Inc.(a)(b)	1,299,955	294,374,810
Medpace Holdings Inc.(a)(b)	714,382	79,832,188
PRA Health Sciences Inc.(a)(b)	1,674,300	169,840,992
Repligen Corp.(a)(b)	1,278,557	188,638,300
Syneos Health Inc.(a)(b)	1,832,123	97,395,659

		1,080,281,321

Machinery — 4.8%
AGCO Corp.	1,605,922	119,271,827
Colfax Corp.(a)(b)	2,637,061	82,698,233
Crane Co.	1,290,611	64,698,329
Donaldson Co. Inc.	3,301,020	153,233,348
Graco Inc.	4,368,497	268,007,291
ITT Inc.	2,260,358	133,474,140
Kennametal Inc.	2,178,153	63,035,748
Lincoln Electric Holdings Inc.	1,553,395	142,974,476
Middleby Corp. (The)(a)(b)	1,454,864	130,515,849
Nordson Corp.(b)	1,414,241	271,279,709
Oshkosh Corp.	1,781,555	130,944,293
Terex Corp.	1,825,584	35,343,306
Timken Co. (The)	1,772,915	96,127,451
Toro Co. (The)	2,811,007	235,984,038
Trinity Industries Inc.	2,322,971	45,297,935
Woodward Inc.(b)	1,517,195	121,618,351

		2,094,504,324

Marine — 0.1%
Kirby Corp.(a)(b)	1,571,454	56,839,491

Media — 1.3%
AMC Networks Inc., Class A(a)(b)	1,062,036	26,242,910
Cable One Inc.(b)	141,956	267,648,101
John Wiley & Sons Inc., Class A	1,148,909	36,431,904
New York Times Co. (The), Class A(b)	3,779,033	161,704,822
TEGNA Inc.	5,725,133	67,270,313

		559,298,050

Metals & Mining — 1.7%
Commercial Metals Co.	3,114,289	62,223,494
Compass Minerals International Inc.	885,634	52,562,378
Reliance Steel & Aluminum Co.	1,669,135	170,318,535
Royal Gold Inc.	1,717,502	206,392,215
Steel Dynamics Inc.	5,230,028	149,735,702
United States Steel Corp.(b)	5,779,106	42,418,638
Worthington Industries Inc.	939,542	38,314,523

		721,965,485

Multi-Utilities — 0.6%
Black Hills Corp.	1,642,894	87,878,400
MDU Resources Group Inc.	5,243,393	117,976,343
NorthWestern Corp.	1,326,066	64,499,850

		270,354,593

Security	Shares	Value

Multiline Retail — 0.5%
Kohl’s Corp.	4,136,609	$76,651,365
Nordstrom Inc.(b)	2,843,814	33,898,263
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,487,869	129,965,357

		240,514,985

Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	7,454,928	40,032,963
Cimarex Energy Co.	2,674,314	65,066,060
CNX Resources Corp.(a)(b)	5,890,884	55,609,945
EQT Corp.	6,708,410	86,739,741
Equitrans Midstream Corp.	10,666,881	90,241,813
Murphy Oil Corp.	3,803,507	33,927,283
World Fuel Services Corp.	1,665,453	35,290,949
WPX Energy Inc.(a)(b)	10,545,910	51,674,959

		458,583,713

Paper & Forest Products — 0.3%
Domtar Corp.	1,448,887	38,062,262
Louisiana-Pacific Corp.	2,943,434	86,860,737

		124,922,999

Personal Products — 0.3%
Coty Inc., Class A	7,457,212	20,134,472
Edgewell Personal Care Co.(a)(b)	1,430,708	39,888,139
Nu Skin Enterprises Inc., Class A	1,345,606	67,401,405

		127,424,016

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(a)(b)	1,452,197	207,068,770
Nektar Therapeutics(a)(b)	4,690,996	77,823,624
Prestige Consumer Healthcare Inc.(a)(b)	1,311,629	47,769,528

		332,661,922

Professional Services — 1.2%
ASGN Inc.(a)(b)	1,375,560	87,430,594
CoreLogic Inc.	2,079,045	140,688,975
FTI Consulting Inc.(a)(b)	960,120	101,743,916
Insperity Inc.	944,058	61,826,359
ManpowerGroup Inc.	1,522,500	111,644,925

		503,334,769

Real Estate Management & Development — 0.3%
Jones Lang LaSalle Inc.	1,354,528	129,574,148

Road & Rail — 1.0%
Avis Budget Group Inc.(a)(b)	1,358,107	35,745,376
Knight-Swift Transportation Holdings Inc.(b)	3,295,207	134,114,925
Landstar System Inc.(b)	1,003,875	125,976,274
Ryder System Inc.	1,412,724	59,673,462
Werner Enterprises Inc.	1,519,068	63,785,665

		419,295,702

Semiconductors & Semiconductor Equipment — 4.8%
Cirrus Logic Inc.(a)(b)	1,528,807	103,118,032
CMC Materials Inc.	762,376	108,874,917
Cree Inc.(a)(b)	2,871,750	183,045,345
Enphase Energy Inc.(a)(b)	3,301,110	272,638,675
First Solar Inc.(a)(b)	2,223,008	147,163,130
MKS Instruments Inc.	1,442,892	157,607,093
Monolithic Power Systems Inc.	1,104,868	308,932,141
Semtech Corp.(a)(b)	1,706,207	90,360,723
Silicon Laboratories Inc.(a)(b)	1,147,180	112,251,563
SolarEdge Technologies Inc.(a)(b)	1,313,221	313,006,225
Synaptics Inc.(a)(b)	897,307	72,161,429

10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.(b)	1,122,310	$202,846,309

		2,072,005,582

Software — 4.0%
ACI Worldwide Inc.(a)(b)	3,054,684	79,818,893
Blackbaud Inc.	1,300,615	72,613,335
CDK Global Inc.	3,180,013	138,616,767
Ceridian HCM Holding Inc.(a)(b)	3,401,677	281,148,604
CommVault Systems Inc.(a)(b)	1,211,661	49,435,769
Fair Isaac Corp.(a)	759,061	322,889,368
j2 Global Inc.(a)	1,172,659	81,171,456
Manhattan Associates Inc.(a)(b)	1,662,610	158,762,629
Paylocity Holding Corp.(a)(b)	971,868	156,878,933
PTC Inc.(a)(b)	2,737,632	226,456,919
Qualys Inc.(a)(b)	884,745	86,713,857
Teradata Corp.(a)(b)	2,860,599	64,935,597

		1,719,442,127

Specialty Retail — 2.9%
Aaron’s Inc.(b)	1,761,090	99,765,748
American Eagle Outfitters Inc.(b)	3,894,154	57,672,421
AutoNation Inc.(a)(b)	1,531,121	81,042,234
Dick’s Sporting Goods Inc.	1,709,808	98,963,687
Five Below Inc.(a)(b)	1,462,146	185,692,542
Foot Locker Inc.	2,734,093	90,307,092
Lithia Motors Inc., Class A(b)	587,040	133,809,898
Murphy USA Inc.(a)	711,708	91,290,785
RH(a)(b)	403,887	154,535,244
Sally Beauty Holdings Inc.(a)(b)	2,956,371	25,690,864
Urban Outfitters Inc.(a)(b)	1,803,078	37,522,053
Williams-Sonoma Inc.	2,036,959	184,222,572

		1,240,515,140

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,368,098	74,569,690

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s Inc.(b)	1,144,658	99,104,490
Columbia Sportswear Co.	796,765	69,302,620
Deckers Outdoor Corp.(a)(b)	733,449	161,366,114
Skechers U.S.A. Inc., Class A(a)(b)	3,571,520	107,931,334

		437,704,558

Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	2,949,880	109,175,059
New York Community Bancorp. Inc.	12,123,979	100,265,306
Washington Federal Inc.	1,993,398	41,582,282

		251,022,647

Trading Companies & Distributors — 0.9%
GATX Corp.(b)	915,508	58,363,635
MSC Industrial Direct Co. Inc., Class A	1,193,581	75,529,806
Univar Solutions Inc.(a)	4,428,726	74,756,895
Watsco Inc.	859,473	200,162,667

		408,813,003

Water Utilities — 0.5%
Essential Utilities Inc.	5,844,459	235,239,475

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	2,599,722	47,938,874

Total Common Stocks — 99.8% (Cost: $42,876,171,944)		43,273,880,123

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	2,411,164,064	$2,413,334,111
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	32,120,000	32,120,000

		2,445,454,111

Total Short-Term Investments — 5.7% (Cost: $2,443,173,724)		2,445,454,111

Total Investments in Securities — 105.5% (Cost: $45,319,345,668)		45,719,334,234

Other Assets, Less Liabilities — (5.5)%		(2,368,538,054)

Net Assets — 100.0%		$43,350,796,180

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

11

Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.	27,950	$525,460
Aerojet Rocketdyne Holdings Inc.(a)	58,100	2,317,609
Aerovironment Inc.(a)(b)	15,895	953,859
Air Industries Group(a)(b)	7,036	8,584
Astronics Corp.(a)	20,473	158,052
Astrotech Corp.(a)(b)	1,452	2,468
Axon Enterprise Inc.(a)(b)	48,445	4,393,961
Boeing Co. (The)	426,169	70,428,689
BWX Technologies Inc.	79,638	4,484,416
CPI Aerostructures Inc.(a)(b)	6,899	18,489
Cubic Corp.	22,719	1,321,564
Curtiss-Wright Corp.	35,737	3,332,833
Ducommun Inc.(a)	7,366	242,489
General Dynamics Corp.	186,533	25,821,763
HEICO Corp.(b)	32,867	3,439,860
HEICO Corp., Class A	58,428	5,180,226
Hexcel Corp.	72,147	2,420,532
Howmet Aerospace Inc.	315,375	5,273,070
Huntington Ingalls Industries Inc.	34,349	4,834,622
Innovative Solutions & Support Inc.	13,754	94,077
Kaman Corp.	21,478	836,998
Kratos Defense & Security Solutions Inc.(a)(b)	99,357	1,915,603
L3Harris Technologies Inc.	173,810	29,519,890
Lockheed Martin Corp.	197,775	75,803,202
Maxar Technologies Inc.(b)	53,511	1,334,564
Mercury Systems Inc.(a)	43,858	3,397,241
Moog Inc., Class A	27,979	1,777,506
National Presto Industries Inc.	6,317	517,110
Northrop Grumman Corp.	124,677	39,334,347
PAE Inc.(a)	46,943	399,015
Park Aerospace Corp.	14,654	160,022
Parsons Corp.(a)(b)	15,197	509,707
Raytheon Technologies Corp.	1,227,978	70,657,854
SIFCO Industries Inc.(a)	614	2,259
Spirit AeroSystems Holdings Inc., Class A(b)	84,464	1,597,214
Teledyne Technologies Inc.(a)	29,937	9,286,757
Textron Inc.	182,785	6,596,711
TransDigm Group Inc.	43,883	20,849,691
Triumph Group Inc.	34,960	227,590
Vectrus Inc.(a)	7,383	280,554
Virgin Galactic Holdings Inc.(a)(b)	116,218	2,234,872
Virtra Inc.(a)(b)	5,993	23,253

		402,514,583

Air Freight & Logistics — 0.7%
Air T Inc.(a)(b)	379	3,657
Air Transport Services Group Inc.(a)(b)	44,386	1,112,313
Atlas Air Worldwide Holdings Inc.(a)	21,113	1,285,782
CH Robinson Worldwide Inc.	108,235	11,060,535
Echo Global Logistics Inc.(a)	20,853	537,382
Expeditors International of Washington Inc.	132,864	12,026,849
FedEx Corp.	195,140	49,081,613
Forward Air Corp.	22,262	1,277,394
Hub Group Inc., Class A(a)	28,274	1,419,213
Radiant Logistics Inc.(a)	22,480	115,547
United Parcel Service Inc., Class B	569,163	94,839,631
XPO Logistics Inc.(a)(b)	73,243	6,200,752

		178,960,668

Security	Shares	Value

Airlines — 0.2%
Alaska Air Group Inc.	100,633	$3,686,187
Allegiant Travel Co.	9,343	1,119,291
American Airlines Group Inc.(b)	415,438	5,105,733
Delta Air Lines Inc.	516,412	15,791,879
Hawaiian Holdings Inc.	43,377	559,129
JetBlue Airways Corp.(a)	202,760	2,297,271
Mesa Air Group Inc.(a)	48,962	144,438
SkyWest Inc.	43,715	1,305,330
Southwest Airlines Co.	477,550	17,908,125
Spirit Airlines Inc.(a)	70,711	1,138,447
United Airlines Holdings Inc.(a)(b)	235,585	8,186,579

		57,242,409

Auto Components — 0.2%
Adient PLC(a)	69,134	1,198,092
American Axle & Manufacturing Holdings Inc.(a)	85,205	491,633
Aptiv PLC	216,711	19,868,065
Autoliv Inc.	65,490	4,772,911
BorgWarner Inc.	167,227	6,478,374
Cooper Tire & Rubber Co.	43,109	1,366,555
Cooper-Standard Holdings Inc.(a)	12,116	160,052
Dana Inc.	119,982	1,478,178
Delphi Technologies PLC(a)	71,533	1,195,316
Dorman Products Inc.(a)	21,988	1,987,275
Fox Factory Holding Corp.(a)	31,176	2,317,312
Gentex Corp.	201,945	5,200,084
Gentherm Inc.(a)	23,853	975,588
Goodyear Tire & Rubber Co. (The)	195,394	1,498,672
Horizon Global Corp.(a)(b)	37,272	214,314
LCI Industries	21,171	2,250,266
Lear Corp.	44,049	4,803,544
Modine Manufacturing Co.(a)(b)	56,592	353,700
Motorcar Parts of America Inc.(a)(b)	27,640	430,078
Standard Motor Products Inc.	19,550	872,908
Stoneridge Inc.(a)	21,390	392,934
Strattec Security Corp.	15,893	316,271
Superior Industries International Inc.(a)	56,520	70,650
Sypris Solutions Inc.(a)	14,507	16,103
Tenneco Inc., Class A(a)	35,500	246,370
Unique Fabricating Inc.(a)	714	2,406
Veoneer Inc.(a)(b)	83,948	1,234,036
Visteon Corp.(a)	20,728	1,434,792
Workhorse Group Inc.(a)(b)	74,894	1,893,320
XPEL Inc.(a)(b)	22,238	579,967

		64,099,766

Automobiles — 1.2%
Arcimoto Inc.(a)(b)	11,874	78,131
Ford Motor Co.	3,170,015	21,112,300
General Motors Co.	1,019,584	30,169,491
Harley-Davidson Inc.	122,237	2,999,696
Tesla Inc.(a)(b)	600,719	257,714,458
Thor Industries Inc.(b)	45,065	4,292,892
Winnebago Industries Inc.	30,602	1,581,205

		317,948,173

Banks — 3.3%
1st Constitution Bancorp.	6,530	77,707
1st Source Corp.	13,788	425,222
ACNB Corp.	6,524	135,699
Allegiance Bancshares Inc.	15,395	359,781
Altabancorp.	2,323	46,739

12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Amalgamated Bank, Class A	27,680	$292,854
Amerant Bancorp Inc.(a)	23,741	221,029
American National Bankshares Inc.	15,355	321,227
American River Bankshares, Class A	6,593	65,666
Ameris Bancorp	45,374	1,033,620
AmeriServ Financial Inc.	14,211	39,933
Ames National Corp.	7,237	122,233
Arrow Financial Corp.	8,830	221,545
Associated Banc-Corp.	130,371	1,645,282
Atlantic Capital Bancshares Inc.(a)	6,903	78,349
Atlantic Union Bankshares Corp.	65,527	1,400,312
Auburn National Bancorp. Inc.	595	21,575
Banc of California Inc.	42,317	428,248
BancFirst Corp.	14,038	573,312
Bancorp. Inc. (The)(a)	28,599	247,095
BancorpSouth Bank	82,031	1,589,761
Bank First Corp.	7,196	422,405
Bank of America Corp.	6,144,020	148,009,442
Bank of Commerce Holdings	7,889	54,986
Bank of Hawaii Corp.	32,434	1,638,566
Bank of Marin Bancorp., Class A	12,804	370,804
Bank of Princeton (The)	14,268	259,250
Bank of South Carolina Corp.	960	15,389
Bank of the James Financial Group Inc.	775	7,556
Bank OZK	93,579	1,995,104
Bank7 Corp.	2,920	27,448
BankFinancial Corp.	29	209
BankUnited Inc.	64,443	1,411,946
Bankwell Financial Group Inc.	6,484	91,749
Banner Corp.	19,279	621,941
Bar Harbor Bankshares	13,678	281,083
Baycom Corp.(a)	20,667	212,870
BCB Bancorp. Inc.	7,260	58,080
Berkshire Hills Bancorp. Inc.	44,058	445,426
BOK Financial Corp.	24,089	1,240,824
Boston Private Financial Holdings Inc.	41,027	226,469
Bridge Bancorp. Inc.	7,285	126,978
Brookline Bancorp. Inc.	34,474	298,028
Bryn Mawr Bank Corp.	14,653	364,420
Business First Bancshares Inc.	19,215	288,225
Byline Bancorp Inc.	23,274	262,531
C&F Financial Corp.	704	20,909
Cadence BanCorp	101,899	875,312
Cambridge Bancorp	6,134	326,083
Camden National Corp.	7,765	234,697
Capital Bancorp Inc./MD(a)	889	8,410
Capital City Bank Group Inc.	7,397	138,990
Capstar Financial Holdings Inc.	28,924	283,744
Carter Bank & Trust	8,996	59,823
Cathay General Bancorp	57,680	1,250,502
CB Financial Services Inc.	829	15,817
CBTX Inc.	14,380	234,969
Central Pacific Financial Corp.	9,084	123,270
Central Valley Community Bancorp	7,190	88,797
Century Bancorp. Inc./MA, Class A, NVS	787	51,737
Chemung Financial Corp.	774	22,345
CIT Group Inc.	78,409	1,388,623
Citigroup Inc.	1,673,438	72,141,912
Citizens & Northern Corp.	7,855	127,565
Citizens Community Bancorp. Inc./WI	799	5,505

Security	Shares	Value

Banks (continued)
Citizens Financial Group Inc.	350,896	$8,870,651
Citizens Holding Co.	828	18,564
City Holding Co.	11,928	687,172
Civista Bancshares Inc.	7,409	92,761
CNB Financial Corp./PA	7,988	118,782
Coastal Financial Corp./WA(a)	863	10,572
Codorus Valley Bancorp. Inc.	7,376	96,626
Colony Bankcorp Inc.	6,537	70,273
Columbia Banking System Inc.	49,769	1,186,991
Comerica Inc.	111,023	4,246,630
Commerce Bancshares Inc.	81,475	4,586,228
Community Bank System Inc.	43,370	2,361,930
Community Bankers Trust Corp.	15,312	77,785
Community Financial Corp. (The)	880	18,788
Community First Bancshares Inc./GA(a)	2,609	18,654
Community Trust Bancorp. Inc.	14,127	399,229
Community West Bancshares	6,543	52,540
ConnectOne Bancorp. Inc.(b)	26,811	377,231
County Bancorp. Inc.	862	16,206
CrossFirst Bankshares Inc.(a)	55,730	484,294
Cullen/Frost Bankers Inc.	41,654	2,663,773
Customers Bancorp. Inc.(a)	19,475	218,120
CVB Financial Corp.	104,341	1,735,191
Dime Community Bancshares Inc.	42,564	481,399
Eagle Bancorp. Inc.	21,957	588,228
Eagle Bancorp. Montana Inc.	850	14,977
East West Bancorp. Inc.	114,545	3,750,203
Emclaire Financial Corp.	214	5,350
Enterprise Bancorp. Inc./MA	6,646	139,699
Enterprise Financial Services Corp.	11,830	322,604
Equity Bancshares Inc., Class A(a)	7,400	114,700
Esquire Financial Holdings Inc.(a)	21,598	323,970
Evans Bancorp. Inc.	1,016	22,606
Farmers & Merchants Bancorp. Inc./Archbold OH	16,230	324,762
Farmers National Banc Corp.	14,270	155,828
Fauquier Bankshares Inc.	831	12,523
FB Financial Corp.	27,256	684,671
Fidelity D&D Bancorp. Inc.	6,660	324,409
Fifth Third Bancorp	565,521	12,056,908
Financial Institutions Inc.	8,045	123,893
First Bancorp. Inc./ME	7,307	154,032
First BanCorp./Puerto Rico	145,125	757,553
First Bancorp./Southern Pines NC	15,614	326,801
First Bancshares Inc. (The)	6,649	139,430
First Bank/Hamilton NJ	6,965	43,183
First Busey Corp.	34,253	544,280
First Business Financial Services Inc.	7,051	100,759
First Capital Inc.	627	35,143
First Choice Bancorp	20,874	277,415
First Citizens BancShares Inc./NC, Class A	5,901	1,881,121
First Commonwealth Financial Corp.	43,708	338,300
First Community Bankshares Inc.	13,757	248,314
First Community Corp./SC	6,572	89,576
First Financial Bancorp	66,509	798,441
First Financial Bankshares Inc.	123,672	3,451,686
First Financial Corp./IN	8,476	266,146
First Financial Northwest Inc.	7,301	66,585
First Foundation Inc.	20,432	267,046
First Guaranty Bancshares Inc.	18,890	228,758
First Hawaiian Inc.	105,993	1,533,719

13

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Horizon National Corp.	429,672	$4,051,807
First Internet Bancorp	843	12,417
First Interstate BancSystem Inc., Class A	27,796	885,303
First Merchants Corp.	41,849	969,223
First Mid Bancshares Inc.	19,277	480,961
First Midwest Bancorp. Inc.	82,119	885,243
First National Corp./VA	3,235	45,678
First Northwest Bancorp	7,976	78,962
First of Long Island Corp. (The)	20,625	305,456
First Republic Bank/CA	140,082	15,277,343
First Savings Financial Group Inc.(b)	214	11,629
First U.S. Bancshares Inc.	6,461	42,836
First United Corp.	6,693	78,375
Flushing Financial Corp.	21,510	226,285
FNB Corp.	296,484	2,010,162
Franklin Financial Services Corp.	883	18,879
Fulton Financial Corp.	130,669	1,219,142
FVCBankcorp Inc.(a)	25,571	255,710
German American Bancorp. Inc.	14,407	391,006
Glacier Bancorp. Inc.	70,302	2,253,179
Glen Burnie Bancorp	598	5,890
Great Southern Bancorp. Inc.	7,254	262,740
Great Western Bancorp. Inc.	30,365	378,044
Guaranty Bancshares Inc./TX	14,894	370,712
Hancock Whitney Corp.	76,285	1,434,921
Hanmi Financial Corp.	14,565	119,579
Harborone Bancorp Inc.(a)	52,860	426,580
Hawthorn Bancshares Inc.	7,054	133,603
HBT Financial Inc.	7,175	80,504
Heartland Financial USA Inc.	23,644	709,202
Heritage Commerce Corp.	75,531	502,659
Heritage Financial Corp./WA	22,231	408,828
Hilltop Holdings Inc.	58,464	1,203,189
Home BancShares Inc./AR	122,685	1,859,905
HomeTrust Bancshares Inc.	14,114	191,668
Hope Bancorp Inc.	84,029	637,360
Horizon Bancorp Inc./IN	20,941	211,295
Howard Bancorp. Inc.(a)	1,401	12,581
Huntington Bancshares Inc./OH	825,919	7,573,677
Independent Bank Corp.	24,489	1,282,734
Independent Bank Corp./MI	15,228	191,416
Independent Bank Group Inc.	29,952	1,323,279
International Bancshares Corp.	43,167	1,124,932
Investar Holding Corp.	6,573	84,266
Investors Bancorp. Inc.	212,249	1,540,928
JPMorgan Chase & Co.	2,455,884	236,427,953
KeyCorp	804,245	9,594,643
Lakeland Bancorp. Inc.	29,514	293,664
Lakeland Financial Corp.	21,210	873,852
Landmark Bancorp. Inc./Manhattan KS	781	16,674
LCNB Corp.	7,097	96,874
Level One Bancorp. Inc.	19,160	298,896
Limestone Bancorp. Inc.(a)	457	4,808
Live Oak Bancshares Inc.(b)	30,423	770,615
M&T Bank Corp.	105,077	9,676,541
Macatawa Bank Corp.	21,379	139,605
Mackinac Financial Corp.	764	7,373
MainStreet Bancshares Inc.(a)	1,804	22,081
Malvern Bancorp. Inc.(a)	6,510	76,818
Mercantile Bank Corp.	13,824	249,108

Security	Shares	Value

Banks (continued)
Meridian Corp.	1,164	$18,775
Metropolitan Bank Holding Corp.(a)	12,729	356,412
Mid Penn Bancorp. Inc.	790	13,675
Middlefield Banc Corp.	538	10,383
Midland States Bancorp. Inc.	19,251	247,375
MidWestOne Financial Group Inc.	6,909	123,464
National Bank Holdings Corp., Class A	22,885	600,731
National Bankshares Inc.	6,912	175,081
NBT Bancorp. Inc.	35,754	958,922
Nicolet Bankshares Inc.(a)(b)	6,886	376,044
Northeast Bank(a)	1,049	19,302
Northrim Bancorp. Inc.	6,544	166,807
Norwood Financial Corp.	1,117	27,165
Oak Valley Bancorp	6,513	74,639
OceanFirst Financial Corp.	44,390	607,699
OFG Bancorp	36,448	454,142
Ohio Valley Banc Corp.	781	16,135
Old National Bancorp./IN	126,633	1,590,510
Old Point Financial Corp.	766	11,605
Old Second Bancorp. Inc.	21,844	163,721
Origin Bancorp Inc.	13,504	288,445
Orrstown Financial Services Inc.	7,337	93,914
Pacific Mercantile Bancorp.(a)	7,963	29,622
Pacific Premier Bancorp. Inc.	78,128	1,573,498
PacWest Bancorp	103,464	1,767,165
Park National Corp.	8,920	731,083
Parke Bancorp. Inc.	7,737	92,380
Pathfinder Bancorp. Inc.	713	7,558
Patriot National Bancorp Inc.	59	384
PCB Bancorp	28,645	251,790
Peapack Gladstone Financial Corp.	8,087	122,518
Penns Woods Bancorp. Inc.	9,273	184,069
Peoples Bancorp. Inc./OH	14,411	275,106
Peoples Bancorp. of North Carolina Inc.	893	13,779
Peoples Financial Services Corp.	6,562	228,095
People’s United Financial Inc.	360,443	3,716,167
Pinnacle Financial Partners Inc.	63,820	2,271,354
Plumas Bancorp	6,350	124,968
PNC Financial Services Group Inc. (The)	342,712	37,667,476
Popular Inc.	72,329	2,623,373
Preferred Bank/Los Angeles CA	7,718	247,902
Premier Financial Bancorp. Inc.	7,730	83,484
Prosperity Bancshares Inc.	75,022	3,888,390
QCR Holdings Inc.	7,790	213,524
RBB Bancorp	21,854	247,824
Regions Financial Corp.	785,374	9,055,362
Reliant Bancorp Inc.	20,473	296,859
Renasant Corp.	43,247	982,572
Republic Bancorp. Inc./KY, Class A	7,114	200,330
Republic First Bancorp. Inc.(a)	28,032	55,503
Riverview Financial Corp.(b)	6,406	43,305
S&T Bancorp. Inc.	20,247	358,169
Salisbury Bancorp. Inc.	207	6,543
Sandy Spring Bancorp. Inc.	47,201	1,089,399
SB Financial Group Inc.	865	11,669
Seacoast Banking Corp. of Florida(a)	37,343	673,294
Select Bancorp. Inc.(a)(b)	7,106	51,092
ServisFirst Bancshares Inc.	34,543	1,175,498
Shore Bancshares Inc.	8,028	88,147
Sierra Bancorp	7,438	124,884

14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Signature Bank/New York NY	45,630	$3,786,834
Simmons First National Corp., Class A	85,337	1,353,018
SmartFinancial Inc.	6,647	90,333
Sound Financial Bancorp. Inc.	260	7,618
South Plains Financial Inc.	2,685	33,321
South State Corp.	57,057	2,747,295
Southern First Bancshares Inc.(a)	6,459	155,985
Southern National Bancorp. of Virginia Inc.	13,959	121,164
Southside Bancshares Inc.	21,445	523,901
Spirit of Texas Bancshares Inc.(a)	21,302	237,730
Sterling Bancorp./DE	166,220	1,748,634
Stock Yards Bancorp. Inc.	14,829	504,779
Summit Financial Group Inc.	7,181	106,351
Summit State Bank	868	9,678
SVB Financial Group(a)	42,442	10,212,394
Synovus Financial Corp.	122,786	2,599,380
TCF Financial Corp.	128,566	3,003,302
Texas Capital Bancshares Inc.(a)	36,677	1,141,755
Tompkins Financial Corp.	7,872	447,208
TowneBank/Portsmouth VA	49,938	818,983
TriCo Bancshares	14,965	366,493
TriState Capital Holdings Inc.(a)	15,055	199,328
Triumph Bancorp. Inc.(a)(b)	27,317	850,651
Truist Financial Corp.	1,091,028	41,513,615
Trustmark Corp.	52,544	1,124,967
U.S. Bancorp	1,109,782	39,785,685
UMB Financial Corp.	35,267	1,728,436
Umpqua Holdings Corp.	172,679	1,833,851
Union Bankshares Inc./Morrisville VT	808	16,386
United Bancorp. Inc./OH	6,366	79,957
United Bancshares Inc./OH	679	13,953
United Bankshares Inc./WV	95,602	2,052,575
United Community Banks Inc./GA	68,926	1,166,917
United Security Bancshares/Fresno CA	8,032	49,076
Unity Bancorp. Inc.	6,521	75,513
Univest Financial Corp.	14,467	207,891
Valley National Bancorp	342,496	2,346,098
Veritex Holdings Inc.	30,875	525,801
Village Bank and Trust Financial Corp.(a)	113	3,503
Washington Trust Bancorp. Inc.	13,553	415,535
Webster Financial Corp.	71,818	1,896,713
Wells Fargo & Co.	3,313,582	77,902,313
WesBanco Inc.	48,424	1,034,337
West Bancorp. Inc.	13,780	218,275
Westamerica Bancorp	18,170	987,539
Western Alliance Bancorp	78,008	2,466,613
Wintrust Financial Corp.	40,195	1,609,810
Zions Bancorp NA	136,656	3,993,088

		906,085,193

Beverages — 1.5%
Alkaline Water Co. Inc. (The)(a)(b)	152,856	192,599
Boston Beer Co. Inc. (The), Class A, NVS(a)	7,375	6,514,780
Brown-Forman Corp., Class A	44,038	3,024,530
Brown-Forman Corp., Class B, NVS	148,942	11,218,311
Celsius Holdings Inc.(a)(b)	20,847	473,435
Coca-Cola Co. (The)	3,115,277	153,801,226
Coca-Cola Consolidated Inc.	4,311	1,037,572
Constellation Brands Inc., Class A	135,742	25,724,466
Craft Brew Alliance Inc.(a)(b)	7,244	119,598
Eastside Distilling Inc.(a)(b)	6,582	7,504

Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper Inc.	380,357	$10,497,853
MGP Ingredients Inc.(b)	8,616	342,400
Molson Coors Beverage Co., Class B	150,741	5,058,868
Monster Beverage Corp.(a)	296,301	23,763,340
National Beverage Corp.(a)(b)	12,512	850,941
NewAge Inc.(a)	84,648	146,441
PepsiCo Inc.	1,115,785	154,647,801
Reed’s Inc.(a)	7,376	6,849
Willamette Valley Vineyards Inc.(a)	794	4,883

		397,433,397

Biotechnology — 2.9%
89bio Inc.(a)	4,461	114,469
AbbVie Inc.	1,422,173	124,568,133
Abeona Therapeutics Inc.(a)	21,018	21,438
ACADIA Pharmaceuticals Inc.(a)	95,186	3,926,422
Acceleron Pharma Inc.(a)	39,566	4,452,362
Achieve Life Sciences Inc.(a)	94	787
Acorda Therapeutics Inc.(a)(b)	35,359	18,210
Actinium Pharmaceuticals Inc.(a)(b)	954	9,244
Adamas Pharmaceuticals Inc.(a)	28,380	116,926
Adicet Bio Inc.(a)	9,608	114,239
ADMA Biologics Inc.(a)(b)	11,342	27,107
Aduro Biotech Inc.(a)	20,712	50,330
Advaxis Inc.(a)	1,169	479
Adverum Biotechnologies Inc.(a)	73,949	761,675
Aeglea BioTherapeutics Inc.(a)	7,533	53,409
Agenus Inc.(a)(b)	166,367	665,468
AgeX Therapeutics Inc.(a)(b)	5,604	4,539
Agios Pharmaceuticals Inc.(a)	43,837	1,534,295
AIkido Pharma Inc.(a)	56	34
AIM ImmunoTech Inc.(a)(b)	414	890
Aimmune Therapeutics Inc.(a)	30,958	1,066,503
Akcea Therapeutics Inc.(a)(b)	13,656	247,720
Akebia Therapeutics Inc.(a)(b)	137,490	345,100
Akero Therapeutics Inc.(a)	15,035	462,928
Albireo Pharma Inc.(a)	10,538	351,653
Aldeyra Therapeutics Inc.(a)(b)	8,863	65,675
Alector Inc.(a)	37,735	397,538
Alexion Pharmaceuticals Inc.(a)(b)	175,320	20,061,868
Alkermes PLC(a)	124,845	2,068,682
Allakos Inc.(a)(b)	19,961	1,625,823
Allena Pharmaceuticals Inc.(a)(b)	62,868	93,045
Allogene Therapeutics Inc.(a)(b)	48,414	1,825,692
Allovir Inc.(a)	21,677	596,117
Alnylam Pharmaceuticals Inc.(a)	94,125	13,704,600
Alpine Immune Sciences Inc.(a)	718	6,311
Altimmune Inc.(a)	39,710	524,172
ALX Oncology Holdings Inc.(a)	13,786	520,284
Amgen Inc.	471,982	119,958,945
Amicus Therapeutics Inc.(a)	219,211	3,095,259
AnaptysBio Inc.(a)(b)	19,184	282,964
Anavex Life Sciences Corp.(a)(b)	22,425	102,034
Anika Therapeutics Inc.(a)	13,593	481,056
Anixa Biosciences Inc.(a)(b)	7,225	17,557
Apellis Pharmaceuticals Inc.(a)(b)	41,282	1,245,478
Applied Genetic Technologies Corp./DE(a)	7,474	36,324
Applied Molecular Transport Inc.(a)	17,375	552,873
Applied Therapeutics Inc.(a)	3,092	64,190
Aprea Therapeutics Inc.(a)	5,057	121,671
Aptevo Therapeutics Inc.(a)(b)	1,033	7,851

15

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aptinyx Inc.(a)(b)	12,412	$41,953
AquaBounty Technologies Inc.(a)	234	1,048
Aravive Inc.(a)(b)	1,635	7,685
ARCA biopharma Inc.(a)	48	212
Arcturus Therapeutics Holding Inc.(a)(b)	10,633	456,156
Arcus Biosciences Inc.(a)(b)	37,279	638,962
Arcutis Biotherapeutics Inc.(a)	21,324	624,793
Ardelyx Inc.(a)(b)	78,959	414,535
Arena Pharmaceuticals Inc.(a)	45,733	3,420,371
Aridis Pharmaceuticals Inc.(a)(b)	4,756	33,672
Armata Pharmaceuticals Inc.(a)(b)	5	16
Arrowhead Pharmaceuticals Inc.(a)(b)	82,281	3,543,020
Assembly Biosciences Inc.(a)(b)	19,924	327,551
Atara Biotherapeutics Inc.(a)(b)	47,433	614,732
Athenex Inc.(a)	40,002	484,024
Athersys Inc.(a)(b)	235,249	458,736
Atossa Therapeutics Inc.(a)	54	131
Atreca Inc., Class A(a)	38,299	535,037
aTyr Pharma Inc.(a)	406	1,311
AVEO Pharmaceuticals Inc.(a)	5,049	29,991
Avid Bioservices Inc.(a)(b)	28,446	216,759
Avidity Biosciences Inc.(a)	15,924	448,261
Avita Therapeutics Inc.(a)(b)	19,425	488,733
Avrobio Inc.(a)	33,862	440,883
AzurRx BioPharma Inc.(a)(b)	15,338	10,905
Beam Therapeutics Inc.(a)(b)	19,511	480,361
Bellicum Pharmaceuticals Inc.(a)(b)	4,883	32,081
Biocept Inc., NVS(a)(b)	189	833
BioCryst Pharmaceuticals Inc.(a)(b)	210,121	721,766
Biogen Inc.(a)	128,174	36,360,400
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	40,150	2,610,151
BioMarin Pharmaceutical Inc.(a)	148,111	11,268,285
Bio-Path Holdings Inc.(a)	260	1,102
BioSpecifics Technologies Corp.(a)(b)	6,347	335,312
Bioxcel Therapeutics Inc.(a)	9,907	429,568
Black Diamond Therapeutics Inc.(a)(b)	13,036	394,078
Bluebird Bio Inc.(a)(b)	52,110	2,811,334
Blueprint Medicines Corp.(a)(b)	44,763	4,149,530
BrainStorm Cell Therapeutics Inc.(a)(b)	14,503	245,391
Brickell Biotech Inc.(a)	983	888
Bridgebio Pharma Inc.(a)(b)	62,417	2,341,886
Cabaletta Bio Inc.(a)(b)	5,661	61,365
Caladrius Biosciences Inc.(a)(b)	6,284	11,311
Calithera Biosciences Inc.(a)	20,967	72,336
Calyxt Inc.(a)(b)	27,604	151,546
Cancer Genetics Inc.(a)	257	1,067
Capricor Therapeutics Inc.(a)(b)	603	3,166
Cardiff Oncology Inc.(a)	188	2,668
CareDx Inc.(a)(b)	45,808	1,737,956
CASI Pharmaceuticals Inc.(a)	21,490	32,880
Castle Biosciences Inc.(a)	11,412	587,147
Catabasis Pharmaceutical Inc.(a)(b)	461	2,854
Catalyst Biosciences Inc.(a)	45	194
Catalyst Pharmaceuticals Inc.(a)(b)	80,119	237,953
Celcuity Inc.(a)(b)	22,995	133,371
Celldex Therapeutics Inc.(a)(b)	52,482	778,308
Cellectar Biosciences Inc.(a)	59	73
Cellular Biomedicine Group Inc.(a)	7,043	129,169
CEL-SCI Corp.(a)(b)	46,899	597,962
Celsion Corp.(a)(b)	461	338

Security	Shares	Value

Biotechnology (continued)
Checkpoint Therapeutics Inc.(a)(b)	34,988	$93,768
ChemoCentryx Inc.(a)	44,374	2,431,695
Chimerix Inc.(a)	58,615	145,951
Cidara Therapeutics Inc.(a)(b)	7,755	22,102
Cleveland BioLabs Inc.(a)	741	1,460
Clovis Oncology Inc.(a)(b)	43,502	253,617
Cohbar Inc.(a)(b)	150,843	143,241
Coherus Biosciences Inc.(a)(b)	43,338	794,819
Concert Pharmaceuticals Inc.(a)	13,615	133,699
Constellation Pharmaceuticals Inc.(a)	17,391	352,342
ContraFect Corp.(a)(b)	7,577	40,007
Corbus Pharmaceuticals Holdings Inc.(a)(b)	56,943	102,497
Cortexyme Inc.(a)	10,863	543,150
Corvus Pharmaceuticals Inc.(a)(b)	901	3,613
Crinetics Pharmaceuticals Inc.(a)(b)	19,312	302,619
CTI BioPharma Corp.(a)	14,588	31,364
Cue Biopharma Inc.(a)	24,407	367,325
Curis Inc.(a)(b)	16,060	18,790
Cyclacel Pharmaceuticals Inc.(a)	39	142
Cyclerion Therapeutics Inc.(a)	12,776	77,678
Cytokinetics Inc.(a)(b)	64,811	1,403,158
CytomX Therapeutics Inc.(a)	37,683	250,592
Deciphera Pharmaceuticals Inc.(a)	31,940	1,638,522
Denali Therapeutics Inc.(a)(b)	57,805	2,071,153
DiaMedica Therapeutics Inc.(a)	6,970	29,553
Dicerna Pharmaceuticals Inc.(a)	44,014	791,812
Dyadic International Inc.(a)(b)	2,880	21,802
Dynavax Technologies Corp.(a)	125,871	543,763
Eagle Pharmaceuticals Inc./DE(a)	5,140	218,347
Editas Medicine Inc.(a)(b)	43,072	1,208,600
Eidos Therapeutics Inc.(a)(b)	4,379	221,271
Eiger BioPharmaceuticals Inc.(a)	8,422	68,555
Emergent BioSolutions Inc.(a)	34,547	3,569,742
Enanta Pharmaceuticals Inc.(a)	12,261	561,309
Enochian Biosciences Inc.(a)(b)	65,510	234,526
Epizyme Inc.(a)	57,291	683,482
Equillium Inc.(a)(b)	3,962	22,861
Esperion Therapeutics Inc.(a)(b)	20,036	744,738
Evelo Biosciences Inc.(a)(b)	56,213	296,243
Exact Sciences Corp.(a)(b)	121,670	12,404,256
Exelixis Inc.(a)	254,685	6,227,048
Exicure Inc.(a)	171,775	300,606
Fate Therapeutics Inc.(a)(b)	56,376	2,253,349
FibroGen Inc.(a)(b)	71,588	2,943,699
Five Prime Therapeutics Inc.(a)	21,327	100,237
Flexion Therapeutics Inc.(a)(b)	57,374	597,263
Forma Therapeutics Holdings Inc.(a)	12,234	609,743
Forte Biosciences Inc.(a)	2,882	139,806
Fortress Biotech Inc.(a)	79,445	320,958
Frequency Therapeutics Inc.(a)(b)	27,346	525,317
G1 Therapeutics Inc.(a)(b)	19,365	223,666
Galectin Therapeutics Inc.(a)(b)	22,375	59,741
Galera Therapeutics Inc.(a)	4,295	38,827
Generation Bio Co.(a)(b)	18,355	567,353
Genocea Biosciences Inc.(a)(b)	1,549	3,547
GenVec Inc.(c)	437	0	(d)
Gilead Sciences Inc.	1,006,774	63,618,049
Global Blood Therapeutics Inc.(a)(b)	47,794	2,635,361
GlycoMimetics Inc.(a)	34,024	104,454
Gossamer Bio Inc.(a)(b)	56,961	706,886

16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Gritstone Oncology Inc.(a)(b)	42,889	$113,656
Halozyme Therapeutics Inc.(a)	113,358	2,979,048
Harpoon Therapeutics Inc.(a)	5,307	90,166
Heat Biologics Inc.(a)(b)	407	505
Heron Therapeutics Inc.(a)(b)	65,321	968,057
Histogen Inc.(a)	1,358	2,227
Homology Medicines Inc.(a)	19,727	211,079
Hookipa Pharma Inc.(a)(b)	5,024	47,577
Ideaya Biosciences Inc.(a)(b)	4,429	55,628
Idera Pharmaceuticals Inc.(a)(b)	8,851	18,941
Immucell Corp.(a)	736	3,996
Immunic Inc.(a)	318	5,905
ImmunoGen Inc.(a)	128,849	463,856
Immunomedics Inc.(a)	165,651	14,085,305
Immunovant Inc.(a)(b)	25,698	904,313
Incyte Corp.(a)	152,777	13,710,208
Infinity Pharmaceuticals Inc.(a)	35,372	41,385
Inmune Bio Inc.(a)(b)	2,627	27,084
Inovio Pharmaceuticals Inc.(a)(b)	131,531	1,525,760
Insmed Inc.(a)(b)	78,964	2,537,903
Intellia Therapeutics Inc.(a)(b)	44,428	883,229
Intercept Pharmaceuticals Inc.(a)(b)	19,490	808,055
Invitae Corp.(a)(b)	110,726	4,799,972
Ionis Pharmaceuticals Inc.(a)	115,222	5,467,284
Iovance Biotherapeutics Inc.(a)	111,429	3,668,243
Ironwood Pharmaceuticals Inc.(a)(b)	123,671	1,112,421
IsoRay Inc.(a)(b)	49,800	29,028
Jounce Therapeutics Inc.(a)	15,873	129,524
Kadmon Holdings Inc.(a)	158,522	621,406
KalVista Pharmaceuticals Inc.(a)(b)	7,032	88,533
Karuna Therapeutics Inc.(a)	13,901	1,074,825
Karyopharm Therapeutics Inc.(a)(b)	58,442	853,253
Kezar Life Sciences Inc.(a)	26,329	127,432
Kindred Biosciences Inc.(a)	13,588	58,293
Kiniksa Pharmaceuticals Ltd., Class A(a)	20,669	316,649
Kodiak Sciences Inc.(a)(b)	19,957	1,181,654
Krystal Biotech Inc.(a)	9,952	428,434
Kura Oncology Inc.(a)	52,672	1,613,870
La Jolla Pharmaceutical Co.(a)(b)	13,944	56,194
Larimar Therapeutics Inc.(a)(b)	1,212	18,386
Lexicon Pharmaceuticals Inc.(a)(b)	24,319	35,019
Ligand Pharmaceuticals Inc.(a)(b)	14,885	1,418,838
Lineage Cell Therapeutics Inc.(a)(b)	55,028	51,539
LogicBio Therapeutics Inc.(a)	5,317	48,278
Lumos Pharma Inc.(a)(b)	2,358	32,588
MacroGenics Inc.(a)	52,944	1,333,659
Madrigal Pharmaceuticals Inc.(a)(b)	6,723	798,222
Magenta Therapeutics Inc.(a)	15,964	108,555
MannKind Corp.(a)(b)	77,184	145,106
Marker Therapeutics Inc.(a)(b)	83,914	125,871
Matinas BioPharma Holdings Inc.(a)(b)	193,022	147,855
MediciNova Inc.(a)(b)	24,206	126,839
MEI Pharma Inc.(a)	21,665	67,595
Merrimack Pharmaceuticals Inc	8,054	32,216
Mersana Therapeutics Inc.(a)	55,345	1,030,524
Millendo Therapeutics Inc.(a)(b)	1,337	2,179
Minerva Neurosciences Inc.(a)(b)	13,720	43,630
Miragen Therapeutics Inc.(a)	119	92
Mirati Therapeutics Inc.(a)(b)	32,401	5,380,186
Mirum Pharmaceuticals Inc.(a)(b)	4,250	81,898

Security	Shares	Value

Biotechnology (continued)
Moderna Inc.(a)(b)	241,432	$17,081,314
Molecular Templates Inc.(a)	47,800	521,976
Moleculin Biotech Inc.(a)(b)	34,231	27,820
Momenta Pharmaceuticals Inc.(a)	92,609	4,860,120
Mustang Bio Inc.(a)(b)	79,047	248,998
Myriad Genetics Inc.(a)	59,133	771,094
NanoViricides Inc.(a)	1,651	6,340
NantKwest Inc.(a)(b)	22,176	153,791
Natera Inc.(a)	62,080	4,484,659
Navidea Biopharmaceuticals Inc.(a)	5,607	15,139
Neoleukin Therapeutics Inc.(a)	39,777	477,324
NeuBase Therapeutics Inc.(a)	784	5,951
Neurocrine Biosciences Inc.(a)	72,839	7,004,198
NextCure Inc.(a)(b)	12,506	110,053
Nkarta Inc.(a)(b)	16,931	508,946
Novavax Inc.(a)	45,634	4,944,444
Ocugen Inc.(a)	112	35
Oncocyte Corp.(a)	693	963
OncoSec Medical Inc.(a)(b)	1,207	4,080
Oncternal Therapeutics Inc.(a)(b)(c)	722	1,480
Oncternal Therapeutics Inc.(a)	722	1,227
OpGen Inc.(a)	1	2
OPKO Health Inc.(a)(b)	309,765	1,143,033
Oragenics Inc.(a)	854	491
Organogenesis Holdings Inc.(a)	48,798	187,384
Organovo Holdings Inc.(a)	3,278	25,929
Orgenesis Inc.(a)	9,918	49,987
ORIC Pharmaceuticals Inc.(a)(b)	13,595	340,011
Ovid therapeutics Inc.(a)(b)	22,979	131,899
Oyster Point Pharma Inc.(a)	4,304	90,857
Palatin Technologies Inc.(a)	109,350	51,701
Passage Bio Inc.(a)(b)	17,338	227,301
PDL BioPharma Inc.(a)	130,720	411,768
PDS Biotechnology Corp.(a)	277	645
PhaseBio Pharmaceuticals Inc.(a)(b)	37,168	130,460
Phio Pharmaceuticals Corp.(a)	7	15
Pieris Pharmaceuticals Inc.(a)	87,472	181,067
Plus Therapeutics Inc.(a)	9	23
PolarityTE Inc.(a)(b)	16,313	16,966
Precigen Inc.(a)	85,338	298,683
Precision BioSciences Inc.(a)(b)	6,657	41,007
Protagonist Therapeutics Inc.(a)	33,154	648,161
Protara Therapeutics Inc.(a)(b)	158	2,659
Proteostasis Therapeutics Inc.(a)(b)	6,368	7,005
Prothena Corp. PLC(a)(b)	35,350	353,147
PTC Therapeutics Inc.(a)(b)	50,306	2,351,805
Puma Biotechnology Inc.(a)	22,480	226,823
Qualigen Therapeutics Inc.(a)(b)	578	2,861
Radius Health Inc.(a)	35,083	397,841
Rapt Therapeutics Inc.(a)	2,338	75,284
Regeneron Pharmaceuticals Inc.(a)	84,643	47,381,459
REGENXBIO Inc.(a)	27,019	743,563
Regulus Therapeutics Inc.(a)	1,182	608
Relay Therapeutics Inc.(a)	16,171	688,723
Replimune Group Inc.(a)	23,444	539,681
Retrophin Inc.(a)	26,191	483,486
REVOLUTION Medicines Inc.(a)	37,653	1,310,324
Rexahn Pharmaceuticals Inc.(a)	1,064	2,213
Rhythm Pharmaceuticals Inc.(a)	30,845	668,411
Rigel Pharmaceuticals Inc.(a)	54,559	130,942

17

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Rocket Pharmaceuticals Inc.(a)(b)	20,578	$470,413
Rubius Therapeutics Inc.(a)	8,048	40,320
Sage Therapeutics Inc.(a)(b)	41,119	2,513,193
Salarius Pharmaceuticals Inc.(a)(b)	802	677
Sangamo Therapeutics Inc.(a)(b)	86,217	814,751
Sarepta Therapeutics Inc.(a)	63,561	8,925,871
Savara Inc.(a)(b)	873	952
Scholar Rock Holding Corp.(a)	26,789	473,897
Seattle Genetics Inc.(a)	98,614	19,297,774
SELLAS Life Sciences Group Inc.(a)	2	5
Seneca Biopharma Inc.(a)	97	56
Seres Therapeutics Inc.(a)(b)	43,845	1,241,252
Sesen Bio Inc.(a)	33,412	46,777
Soleno Therapeutics Inc.(a)(b)	600	1,506
Solid Biosciences Inc.(a)	14,003	28,426
Soligenix Inc.(a)	13,040	23,342
Sonnet BioTherapeutics Holdings Inc.(a)(b)	39	100
Sorrento Therapeutics Inc.(a)(b)	163,477	1,822,769
Spectrum Pharmaceuticals Inc.(a)	86,941	354,719
Spero Therapeutics Inc.(a)	5,331	59,494
Spring Bank Pharmaceuticals Inc.(a)(b)	43,640	58,478
SpringWorks Therapeutics Inc.(a)(b)	18,974	904,491
Stoke Therapeutics Inc.(a)(b)	16,064	537,983
Sunesis Pharmaceuticals Inc., NVS(a)(b)	783	979
Sutro Biopharma Inc.(a)	44,868	450,923
Syndax Pharmaceuticals Inc.(a)(b)	37,469	553,042
Synlogic Inc.(a)	458	925
Synthetic Biologics Inc.(a)	1,090	517
Syros Pharmaceuticals Inc.(a)	54,138	478,580
T2 Biosystems Inc.(a)(b)	13,727	18,669
TCR2 Therapeutics Inc.(a)	28,398	577,047
Tenax Therapeutics Inc.(a)	627	966
TG Therapeutics Inc.(a)(b)	81,257	2,174,437
Tonix Pharmaceuticals Holding Corp.(a)	5	4
Tracon Pharmaceuticals Inc.(a)	632	3,267
Translate Bio Inc.(a)(b)	64,249	874,429
Trevena Inc.(a)(b)	22,368	66,880
Turning Point Therapeutics Inc.(a)	29,699	2,594,505
Twist Bioscience Corp.(a)	30,729	2,334,482
Tyme Technologies Inc.(a)(b)	200,248	196,243
Ultragenyx Pharmaceutical Inc.(a)(b)	43,013	3,535,238
uniQure NV(a)	30,222	1,113,076
United Therapeutics Corp.(a)	35,401	3,575,501
Vaccinex Inc.(a)(b)	2,566	4,567
Vanda Pharmaceuticals Inc.(a)	51,346	496,002
Vaxart Inc.(a)(b)	94,588	629,010
Vaxcyte Inc.(a)(b)	14,430	712,553
VBI Vaccines Inc.(a)(b)	238,090	680,937
Veracyte Inc.(a)	41,935	1,362,468
Verastem Inc.(a)	59,575	72,086
Vericel Corp.(a)	30,891	572,410
Vertex Pharmaceuticals Inc.(a)	210,322	57,232,823
Viela Bio Inc.(a)(b)	6,679	187,546
Viking Therapeutics Inc.(a)(b)	64,983	378,201
Vir Biotechnology Inc.(a)	52,453	1,800,711
VistaGen Therapeutics Inc.(a)(b)	32,946	22,963
Voyager Therapeutics Inc.(a)(b)	16,576	176,866
vTv Therapeutics Inc., Class A(a)(b)	6,932	12,270
X4 Pharmaceuticals Inc.(a)(b)	1,202	8,138
XBiotech Inc.(a)(b)	6,891	131,549

Security	Shares	Value

Biotechnology (continued)
Xencor Inc.(a)(b)	44,347	$1,720,220
XOMA Corp.(a)(b)	7,192	135,497
Yield10 Bioscience Inc.(a)	7	54
Y-mAbs Therapeutics Inc.(a)(b)	24,300	932,877
Zentalis Pharmaceuticals Inc.(a)(b)	9,572	312,909
ZIOPHARM Oncology Inc.(a)(b)	110,703	278,972

		797,897,285

Building Products — 0.6%
A O Smith Corp.	104,899	5,538,667
AAON Inc.(b)	30,648	1,846,542
Advanced Drainage Systems Inc.	43,342	2,706,274
Allegion PLC	73,376	7,257,620
Alpha Pro Tech Ltd.(a)(b)	13,645	201,673
American Woodmark Corp.(a)	13,944	1,095,162
Apogee Enterprises Inc.	21,745	464,691
Armstrong Flooring Inc.(a)(b)	20,790	71,726
Armstrong World Industries Inc.	42,413	2,918,439
AZEK Co. Inc. (The)(a)(b)	57,965	2,017,762
Builders FirstSource Inc.(a)	95,658	3,120,364
Carrier Global Corp.	647,699	19,780,727
Continental Materials Corp.(a)(b)(c)	77	732
Cornerstone Building Brands Inc.(a)	28,691	228,954
CSW Industrials Inc.	13,618	1,051,990
Fortune Brands Home & Security Inc.	114,198	9,880,411
Gibraltar Industries Inc.(a)	24,263	1,580,492
Griffon Corp.	35,317	690,094
Insteel Industries Inc.	22,064	412,597
JELD-WEN Holding Inc.(a)	58,716	1,326,982
Jewett-Cameron Trading Co. Ltd.(a)(b)	566	4,364
Johnson Controls International PLC	596,546	24,368,904
Lennox International Inc.	27,190	7,412,266
Masco Corp.	206,590	11,389,307
Masonite International Corp.(a)	21,821	2,147,186
Owens Corning	85,952	5,914,357
Patrick Industries Inc.	20,364	1,171,337
PGT Innovations Inc.(a)	59,183	1,036,886
Quanex Building Products Corp.	28,083	517,851
Resideo Technologies Inc.(a)	98,661	1,085,271
Simpson Manufacturing Co. Inc.	35,903	3,488,335
Trane Technologies PLC	191,066	23,166,752
Trex Co. Inc.(a)	95,365	6,828,134
UFP Industries Inc.	51,778	2,925,975

		153,648,824

Capital Markets — 2.6%
Affiliated Managers Group Inc.	38,914	2,660,939
Ameriprise Financial Inc.	96,621	14,890,262
Apollo Global Management Inc.	172,981	7,740,900
Ares Management Corp., Class A	76,530	3,093,343
Artisan Partners Asset Management Inc., Class A	41,243	1,608,065
Ashford Inc.(a)(b)	329	1,908
Assetmark Financial Holdings Inc.(a)	17,639	383,472
Associated Capital Group Inc., Class A	1,422	51,377
B. Riley Financial Inc.	22,748	570,065
Bank of New York Mellon Corp. (The)	660,016	22,664,949
BGC Partners Inc., Class A	220,728	529,747
BlackRock Inc.(e)	113,855	64,162,985
Blackstone Group Inc. (The), Class A	538,484	28,108,865
Blucora Inc.(a)	42,217	397,684
BrightSphere Investment Group Inc.	57,010	735,429

18

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Calamos Asset Management Inc.(a)(c)	4,841	$0	(d)
Carlyle Group Inc. (The)	94,164	2,323,026
Cboe Global Markets Inc.	85,935	7,539,937
Charles Schwab Corp. (The)	937,707	33,973,125
CME Group Inc.	290,333	48,575,614
Cohen & Co. Inc.(a)	735	14,369
Cohen & Steers Inc.	15,508	864,416
Cowen Inc., Class A(b)	21,007	341,784
Diamond Hill Investment Group Inc.	627	79,203
Donnelley Financial Solutions Inc.(a)	21,259	284,020
E*TRADE Financial Corp.	182,785	9,148,389
Eaton Vance Corp., NVS	88,986	3,394,816
Evercore Inc., Class A	34,850	2,281,281
FactSet Research Systems Inc.	30,579	10,240,296
Federated Hermes Inc.	72,819	1,566,337
Focus Financial Partners Inc., Class A(a)(b)	18,873	618,846
Franklin Resources Inc.	223,278	4,543,707
GAMCO Investors Inc., Class A	6,190	71,618
Goldman Sachs Group Inc. (The)	278,569	55,984,012
Great Elm Capital Group Inc.(a)	5,167	12,194
Greenhill & Co. Inc.(b)	21,793	247,351
Hamilton Lane Inc., Class A	23,273	1,503,203
Hennessy Advisors Inc.	3,811	31,593
Houlihan Lokey Inc.	41,749	2,465,278
Interactive Brokers Group Inc., Class A(b)	63,832	3,085,001
Intercontinental Exchange Inc.	454,381	45,460,819
Invesco Ltd.	319,144	3,641,433
Janus Henderson Group PLC	123,068	2,673,037
KKR & Co. Inc.	445,694	15,305,132
Lazard Ltd., Class A	91,609	3,027,677
LPL Financial Holdings Inc.	62,954	4,826,683
Manning & Napier Inc.	13,719	58,580
MarketAxess Holdings Inc.	30,223	14,555,095
Medley Management Inc., Class A(a)	4,829	2,810
Moelis & Co., Class A	48,346	1,698,878
Moody’s Corp.	130,068	37,700,210
Morgan Stanley	970,174	46,907,913
Morningstar Inc.	17,949	2,882,789
MSCI Inc.	67,703	24,155,076
Nasdaq Inc.	90,639	11,122,312
National Holdings Corp.(a)	7,128	15,111
Northern Trust Corp.	168,964	13,174,123
Open Lending Corp., Class A(a)(b)	51,469	1,312,460
Oppenheimer Holdings Inc., Class A, NVS	7,323	163,449
Piper Sandler Cos	13,665	997,545
PJT Partners Inc., Class A(b)	23,310	1,412,819
Pzena Investment Management Inc., Class A	13,662	73,228
Raymond James Financial Inc.	100,335	7,300,375
S&P Global Inc.	193,607	69,814,684
Safeguard Scientifics Inc.	9,229	50,575
Sculptor Capital Management Inc.	20,840	244,662
SEI Investments Co.	100,343	5,089,397
Siebert Financial Corp.(a)	35,826	115,718
Silvercrest Asset Management Group Inc., Class A	6,616	69,203
State Street Corp.	288,295	17,104,542
Stifel Financial Corp.	57,240	2,894,054
StoneX Group Inc.(a)	13,700	700,892
T Rowe Price Group Inc.	181,707	23,298,472
TD Ameritrade Holding Corp.	245,245	9,601,342
Tradeweb Markets Inc., Class A	73,476	4,261,608

Security	Shares	Value

Capital Markets (continued)
U.S. Global Investors Inc., Class A, NVS	14,699	$34,984
Value Line Inc.	194	4,792
Virtu Financial Inc., Class A	72,645	1,671,561
Virtus Investment Partners Inc.	6,517	903,582
Waddell & Reed Financial Inc., Class A(b)	67,318	999,672
Westwood Holdings Group Inc.	6,961	77,546
WisdomTree Investments Inc.	67,236	215,155

		712,409,401

Chemicals — 1.8%
Advanced Emissions Solutions Inc.	40,197	163,200
AdvanSix Inc.(a)	22,229	286,310
AgroFresh Solutions Inc.(a)(b)	21,034	51,113
Air Products & Chemicals Inc.	178,838	53,268,687
Albemarle Corp.	86,673	7,738,165
American Vanguard Corp.	21,005	276,006
Amyris Inc.(a)	20,631	60,243
Ashland Global Holdings Inc.	44,058	3,124,593
Avient Corp.	74,439	1,969,656
Axalta Coating Systems Ltd.(a)	170,897	3,788,786
Balchem Corp.	28,304	2,763,319
Cabot Corp.	49,963	1,800,167
Celanese Corp.	96,332	10,350,873
CF Industries Holdings Inc.	179,141	5,501,420
Chase Corp.	6,902	658,451
Chemours Co. (The)	131,689	2,753,617
Core Molding Technologies Inc.(a)	6,907	61,196
Corteva Inc.	609,828	17,569,145
Dow Inc.	597,705	28,122,020
DuPont de Nemours Inc.	594,114	32,961,445
Eastman Chemical Co.	111,717	8,727,332
Ecolab Inc.	201,012	40,170,238
Element Solutions Inc.(a)	166,358	1,748,423
Ferro Corp.(a)(b)	65,184	808,282
Flotek Industries Inc.(a)(b)	42,598	115,441
FMC Corp.	102,474	10,853,021
FutureFuel Corp.	15,283	173,768
GCP Applied Technologies Inc.(a)	47,665	998,582
Hawkins Inc.	7,238	333,672
HB Fuller Co.	37,836	1,732,132
Huntsman Corp.	170,213	3,780,431
Ikonics Corp.(a)(b)	237	808
Ingevity Corp.(a)	35,319	1,746,171
Innospec Inc.	20,792	1,316,549
International Flavors & Fragrances Inc.	87,200	10,677,640
Intrepid Potash Inc.(a)	8,593	72,525
Koppers Holdings Inc.(a)	14,651	306,352
Kraton Corp.(a)	22,338	398,063
Kronos Worldwide Inc.	16,764	215,585
Linde PLC	423,115	100,756,375
Livent Corp.(a)(b)	102,980	923,731
LSB Industries Inc.(a)(b)	14,528	23,535
LyondellBasell Industries NV, Class A	207,605	14,634,076
Marrone Bio Innovations Inc.(a)	15,079	18,396
Minerals Technologies Inc.	28,430	1,452,773
Mosaic Co. (The)	286,312	5,230,920
NewMarket Corp.	6,213	2,126,834
Northern Technologies International Corp.	1,582	13,131
Olin Corp.	129,458	1,602,690
Orion Engineered Carbons SA	48,974	612,665
PPG Industries Inc.	189,883	23,180,917

19

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PQ Group Holdings Inc.(a)	29,598	$303,675
Quaker Chemical Corp.	9,704	1,743,906
Rayonier Advanced Materials Inc.(a)	35,208	112,666
RPM International Inc.	105,376	8,729,348
Scotts Miracle-Gro Co. (The)	33,772	5,164,076
Sensient Technologies Corp.	35,798	2,066,976
Sherwin-Williams Co. (The)	66,090	46,047,547
Stepan Co.	19,293	2,102,937
Trecora Resources(a)	14,518	89,141
Tredegar Corp.	20,939	311,363
Trinseo SA	35,686	914,989
Tronox Holdings PLC, Class A(a)	81,416	640,744
Valvoline Inc.	152,217	2,898,212
Venator Materials PLC(a)	42,079	81,212
Westlake Chemical Corp.	29,382	1,857,530
WR Grace & Co.	47,046	1,895,483

		482,979,275

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	55,470	2,033,530
ACCO Brands Corp.	80,035	464,203
Acme United Corp.	740	17,041
ADT Inc.	122,487	1,000,719
Advanced Disposal Services Inc.(a)	64,309	1,944,061
AMREP Corp.(a)	692	3,875
Aqua Metals Inc.(a)(b)	19,662	17,912
ARC Document Solutions Inc.	29,124	26,212
Brady Corp., Class A, NVS	34,965	1,399,299
BrightView Holdings Inc.(a)	16,889	192,535
Brink’s Co. (The)	42,936	1,764,240
Casella Waste Systems Inc., Class A(a)(b)	40,205	2,245,449
CECO Environmental Corp.(a)	21,410	156,079
Charah Solutions Inc.(a)(b)	6,789	20,842
Cimpress PLC(a)	14,408	1,082,905
Cintas Corp.	69,566	23,153,652
Clean Harbors Inc.(a)	42,638	2,389,007
CompX International Inc.	257	3,842
Copart Inc.(a)	164,538	17,302,816
Covanta Holding Corp.	101,121	783,688
Deluxe Corp.	36,562	940,740
Document Security Systems Inc.(a)(b)	698	3,183
Ennis Inc.	21,028	366,728
Fuel Tech Inc.(a)(b)	14,346	12,072
Harsco Corp.(a)(b)	64,663	899,462
Healthcare Services Group Inc.	58,016	1,249,084
Heritage-Crystal Clean Inc.(a)	13,751	183,576
Herman Miller Inc.	43,988	1,326,678
HNI Corp.	35,654	1,118,823
Hudson Technologies Inc.(a)(b)	21,761	25,025
IAA Inc.(a)	107,622	5,603,878
Interface Inc	42,957	262,897
JanOne Inc.(a)	173	820
KAR Auction Services Inc.	107,622	1,549,757
Kimball International Inc., Class B	47,079	496,213
Knoll Inc.	29,492	355,674
Matthews International Corp., Class A	29,160	652,018
McGrath RentCorp	22,112	1,317,654
Montrose Environmental Group Inc.(a)	20,481	487,857
MSA Safety Inc.	27,900	3,743,343
NL Industries Inc.	7,284	30,957
Odyssey Marine Exploration Inc.(a)(b)	6,568	44,662

Security	Shares	Value

Commercial Services & Supplies (continued)
Performant Financial Corp.(a)(b)	28,985	$27,202
Perma-Fix Environmental Services Inc.(a)(b)	7,935	55,942
PICO Holdings Inc.(a)	9,740	87,270
Pitney Bowes Inc.	107,368	570,124
Quad/Graphics Inc.	20,798	63,018
Quest Resource Holding Corp.(a)	7,410	14,079
Republic Services Inc.	169,651	15,836,921
Rollins Inc.	120,477	6,528,649
RR Donnelley & Sons Co.	64,919	94,782
SP Plus Corp.(a)	14,319	257,026
Steelcase Inc., Class A	71,275	720,590
Stericycle Inc.(a)(b)	69,893	4,407,453
Team Inc.(a)	21,875	120,313
Terminix Global Holdings Inc.	108,032	4,308,316
Tetra Tech Inc.	43,879	4,190,444
U.S. Ecology Inc.	26,161	854,680
UniFirst Corp./MA	13,751	2,604,027
Viad Corp.	14,594	303,993
Virco Mfg. Corp.(a)	6,970	14,986
VSE Corp.	6,991	214,204
Waste Management Inc.	312,866	35,407,045
Wilhelmina International Inc.(a)	303	948

		153,355,020

Communications Equipment — 0.8%
Acacia Communications Inc.(a)	31,504	2,123,370
ADTRAN Inc.	36,674	376,092
Applied Optoelectronics Inc.(a)(b)	13,689	154,001
Arista Networks Inc.(a)(b)	44,273	9,161,412
Aviat Networks Inc.(a)	6,564	144,145
BK Technologies Corp.(a)	12,967	37,864
Calix Inc.(a)	35,793	636,400
Cambium Networks Corp.(a)	4,907	82,781
Casa Systems Inc.(a)	19,148	77,166
Ciena Corp.(a)	126,692	5,028,406
Cisco Systems Inc.	3,411,442	134,376,700
Clearfield Inc.(a)	7,821	157,750
ClearOne Inc.(a)(b)	8,515	19,499
CommScope Holding Co. Inc.(a)(b)	155,755	1,401,795
Communications Systems Inc.	6,585	25,221
Comtech Telecommunications Corp.	20,033	280,462
Digi International Inc.(a)(b)	21,014	328,449
DZS Inc.(a)	6,053	56,717
EchoStar Corp., Class A(a)	35,939	894,522
EMCORE Corp.(a)	6,627	21,538
Extreme Networks Inc.(a)	76,825	308,837
F5 Networks Inc.(a)	48,937	6,007,996
Genasys Inc.(a)	22,503	138,393
Harmonic Inc.(a)(b)	65,666	366,416
Infinera Corp.(a)(b)	131,183	808,087
Inseego Corp.(a)(b)	29,227	301,623
InterDigital Inc.	28,303	1,614,969
Juniper Networks Inc.	277,652	5,969,518
KVH Industries Inc.(a)	13,648	122,968
Lantronix Inc.(a)	7,096	34,132
Lumentum Holdings Inc.(a)	62,541	4,698,705
Motorola Solutions Inc.	135,721	21,282,410
NETGEAR Inc.(a)	27,948	861,357
NetScout Systems Inc.(a)	55,704	1,216,018
Network-1 Technologies Inc.	8,055	21,346
Optical Cable Corp.(a)(b)	7,061	21,819

20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
PCTEL Inc.	10,804	$61,151
Plantronics Inc.(b)	28,022	331,780
Resonant Inc.(a)(b)	6,560	15,613
Ribbon Communications Inc.(a)	159,012	615,376
TESSCO Technologies Inc.	6,496	34,884
Ubiquiti Inc.(b)	6,190	1,031,625
ViaSat Inc.(a)	48,534	1,669,084
Viavi Solutions Inc.(a)	181,136	2,124,725
Vislink Technologies Inc., NVS(a)	4	5
Westell Technologies Inc., Class A(a)	7,997	10,236

		205,053,363

Construction & Engineering — 0.2%
AECOM(a)	134,335	5,620,576
Aegion Corp.(a)	28,658	404,938
Ameresco Inc., Class A(a)(b)	14,558	486,237
API Group Corp.(a)(f)	126,501	1,800,109
Arcosa Inc.	37,776	1,665,544
Argan Inc.	10,178	426,560
Comfort Systems USA Inc.	28,399	1,462,832
Concrete Pumping Holdings Inc.(a)(b)	9,744	34,786
Construction Partners Inc., Class A(a)	37,059	674,474
Dycom Industries Inc.(a)	23,356	1,233,664
EMCOR Group Inc.	45,167	3,058,258
Fluor Corp.	113,609	1,000,895
Goldfield Corp. (The)(a)	21,745	91,981
Granite Construction Inc.	35,023	616,755
Great Lakes Dredge & Dock Corp.(a)(b)	43,552	414,180
HC2 Holdings Inc.(a)(b)	21,475	51,969
IES Holdings Inc.(a)(b)	22,706	721,370
Infrastructure and Energy Alternatives Inc.(a)	8,313	49,462
Jacobs Engineering Group Inc.	104,731	9,715,895
Limbach Holdings Inc.(a)(b)	4,927	52,719
MasTec Inc.(a)(b)	50,759	2,142,030
MYR Group Inc.(a)	14,693	546,286
Northwest Pipe Co.(a)	7,280	192,629
NV5 Global Inc.(a)(b)	6,986	368,651
Orion Group Holdings Inc.(a)(b)	21,636	59,499
Primoris Services Corp.	29,007	523,286
Quanta Services Inc.	116,016	6,132,606
Sterling Construction Co. Inc.(a)	14,272	202,092
Tutor Perini Corp.(a)	29,523	328,591
Valmont Industries Inc.	17,162	2,131,177
WillScot Mobile Mini Holdings Corp.(a)	150,099	2,503,651

		44,713,702

Construction Materials — 0.1%
Eagle Materials Inc.	36,434	3,144,983
Forterra Inc.(a)(b)	15,460	182,737
Martin Marietta Materials Inc.	49,559	11,664,206
Summit Materials Inc., Class A(a)	94,621	1,565,031
Tecnoglass Inc.	605	3,207
U.S. Concrete Inc.(a)(b)	13,568	394,015
United State Lime & Minerals Inc.	502	45,230
Vulcan Materials Co.	107,357	14,551,168

		31,550,577

Consumer Finance — 0.5%
Ally Financial Inc.	293,123	7,348,594
American Express Co.	527,995	52,931,499
Atlanticus Holdings Corp.(a)	6,368	75,779
Capital One Financial Corp.(b)	365,576	26,270,291

Security	Shares	Value

Consumer Finance (continued)
Consumer Portfolio Services Inc.(a)(b)	14,615	$48,229
Credit Acceptance Corp.(a)(b)	9,083	3,075,867
Curo Group Holdings Corp.	27,200	191,760
Discover Financial Services	250,900	14,497,002
Elevate Credit Inc.(a)(b)	110,670	284,422
Encore Capital Group Inc.(a)(b)	30,261	1,167,772
Enova International Inc.(a)	21,794	357,204
EZCORP Inc., Class A, NVS(a)	42,718	214,872
FirstCash Inc.	35,131	2,009,844
Green Dot Corp., Class A(a)(b)	39,318	1,989,884
LendingClub Corp.(a)(b)	66,030	311,001
LendingTree Inc.(a)(b)	6,008	1,843,795
Medallion Financial Corp.(a)	76,300	190,750
Navient Corp.	178,397	1,507,455
Nelnet Inc., Class A	20,232	1,218,978
Nicholas Financial Inc.(a)(b)	7,811	56,786
OneMain Holdings Inc.	63,303	1,978,219
Oportun Financial Corp.(a)	5,154	60,766
PRA Group Inc.(a)	36,206	1,446,430
Regional Management Corp.(a)	7,440	123,950
Santander Consumer USA Holdings Inc.	55,671	1,012,655
SLM Corp.	281,202	2,274,924
Synchrony Financial	439,877	11,511,581

		134,000,309

Containers & Packaging — 0.4%
Amcor PLC	1,272,643	14,062,705
AptarGroup Inc.	50,490	5,715,468
Avery Dennison Corp.	67,425	8,619,612
Ball Corp.(b)	265,414	22,061,212
Berry Global Group Inc.(a)	107,056	5,172,946
Crown Holdings Inc.(a)	107,897	8,292,963
Graphic Packaging Holding Co.	235,987	3,325,057
Greif Inc., Class A, NVS	21,336	772,577
Greif Inc., Class B	7,123	281,216
International Paper Co.	314,583	12,753,195
Myers Industries Inc.	21,510	284,577
O-I Glass Inc.	129,811	1,374,699
Packaging Corp. of America	75,163	8,196,525
Ranpak Holdings Corp.(a)(b)	55,193	525,437
Sealed Air Corp.	127,703	4,956,153
Silgan Holdings Inc.	58,978	2,168,621
Sonoco Products Co.	80,311	4,101,483
UFP Technologies Inc.(a)(b)	6,544	271,052
Westrock Co.	210,294	7,305,614

		110,241,112

Distributors — 0.1%
AMCON Distributing Co.	53	3,423
Core-Mark Holding Co. Inc.	35,923	1,039,253
Educational Development Corp.	1,390	23,310
Funko Inc., Class A(a)(b)	9,141	52,926
Genuine Parts Co.	117,030	11,137,745
Greenlane Holdings Inc., Class A(a)(b)	5,223	11,700
LKQ Corp.(a)	226,657	6,285,199
Pool Corp.	31,543	10,552,395
Weyco Group Inc.	6,518	105,396

		29,211,347

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	43,348	1,063,760
American Public Education Inc.(a)	14,113	397,845

21

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions Inc.(a)(b)	48,265	$7,338,211
Carriage Services Inc.	14,154	315,776
Chegg Inc.(a)(b)	103,640	7,404,041
Collectors Universe Inc.	6,963	344,599
Franchise Group Inc.	27,127	687,941
frontdoor Inc.(a)(b)	69,398	2,700,276
Graham Holdings Co., Class B	3,232	1,306,083
Grand Canyon Education Inc.(a)	40,707	3,254,117
H&R Block Inc.	166,385	2,710,412
Houghton Mifflin Harcourt Co.(a)	79,867	138,170
K12 Inc.(a)(b)	36,249	954,799
Laureate Education Inc., Class A(a)	87,759	1,165,439
Lincoln Educational Services Corp.(a)	21,357	117,891
OneSpaWorld Holdings Ltd.	18,790	122,135
Perdoceo Education Corp.(a)	50,741	621,070
Regis Corp.(a)(b)	28,930	177,630
Select Interior Concepts Inc., Class A(a)	36,361	250,891
Service Corp. International	145,770	6,148,579
Strategic Education Inc.	18,662	1,707,013
Universal Technical Institute Inc.(a)	14,711	74,732
Vivint Smart Home Inc.(a)(b)	32,053	547,465
WW International Inc.(a)	41,663	786,181
XpresSpa Group Inc.(a)	110	217
Zovio Inc.(a)	14,261	57,044

		40,392,317

Diversified Financial Services — 1.3%
Alerus Financial Corp.	2,274	44,570
A-Mark Precious Metals Inc.	684	23,065
Berkshire Hathaway Inc., Class B(a)(b)	1,597,342	340,138,006
Cannae Holdings Inc.(a)	64,924	2,419,068
Equitable Holdings Inc.	334,714	6,105,183
FlexShopper Inc.(a)(b)	7,905	13,992
GWG Holdings Inc.(a)(b)	186	1,600
Jefferies Financial Group Inc.	175,545	3,159,810
LM Funding America Inc.(a)	426	280
Marlin Business Services Corp.	7,227	50,950
On Deck Capital Inc.(a)(b)	28,812	46,099
Voya Financial Inc.	102,498	4,912,729

		356,915,352

Diversified Telecommunication Services — 1.5%
Alaska Communications Systems Group Inc.	43,082	86,164
Anterix Inc.(a)	7,373	241,171
AT&T Inc.	5,741,579	163,692,417
ATN International Inc.	7,375	369,782
Bandwidth Inc., Class A(a)	16,958	2,960,358
CenturyLink Inc.	801,418	8,086,308
Cincinnati Bell Inc.(a)(b)	26,821	402,315
Cogent Communications Holdings Inc.	33,477	2,010,294
Consolidated Communications Holdings Inc.(a)	58,212	331,226
GCI Liberty Inc., Class A(a)	80,923	6,632,449
Globalstar Inc.(a)(b)	1,130,008	346,686
IDT Corp., Class B(a)	8,938	58,812
Iridium Communications Inc.(a)	96,765	2,475,249
Liberty Global PLC, Class A(a)(b)	126,800	2,664,068
Liberty Global PLC, Class C, NVS(a)(b)	289,162	5,937,942
Liberty Latin America Ltd., Class A(a)(b)	42,246	348,529
Liberty Latin America Ltd., Class C, NVS(a)	120,307	979,299
Ooma Inc.(a)	8,330	108,707
ORBCOMM Inc.(a)(b)	40,777	138,642

Security	Shares	Value

Diversified Telecommunication Services (continued)
Otelco Inc., Class A(a)	811	$9,294
Verizon Communications Inc.	3,334,603	198,375,532
Vonage Holdings Corp.(a)	170,777	1,747,049

		398,002,293

Electric Utilities — 1.7%
ALLETE Inc.	40,900	2,116,166
Alliant Energy Corp.	204,401	10,557,312
American Electric Power Co. Inc.	397,462	32,484,569
Avangrid Inc.	46,230	2,332,766
Duke Energy Corp.	595,409	52,729,421
Edison International	309,580	15,739,047
Entergy Corp.	162,525	16,013,588
Evergy Inc.	184,733	9,388,131
Eversource Energy	275,585	23,025,127
Exelon Corp.	788,129	28,183,493
FirstEnergy Corp.	441,337	12,670,785
Genie Energy Ltd., Class B	14,256	114,048
Hawaiian Electric Industries Inc.	85,794	2,851,793
IDACORP Inc.	41,447	3,311,615
MGE Energy Inc.	29,358	1,839,572
NextEra Energy Inc.	394,505	109,498,808
NRG Energy Inc.	193,978	5,962,884
OGE Energy Corp.	161,040	4,829,590
Otter Tail Corp	36,874	1,333,733
PG&E Corp.(a)(b)	1,178,861	11,069,505
Pinnacle West Capital Corp.	92,354	6,884,991
PNM Resources Inc.	64,209	2,653,758
Portland General Electric Co.	71,335	2,532,392
PPL Corp.	629,135	17,118,763
Southern Co. (The)	855,044	46,360,486
Spark Energy Inc., Class A	13,370	111,238
Xcel Energy Inc.	425,313	29,350,850

		451,064,431

Electrical Equipment — 0.6%
Acuity Brands Inc.	31,612	3,235,488
Allied Motion Technologies Inc.	6,535	269,765
American Superconductor Corp.(a)(b)	7,892	114,276
AMETEK Inc.	187,701	18,657,479
Atkore International Group Inc.(a)	43,210	982,163
AZZ Inc.	21,256	725,255
Babcock & Wilcox Enterprises Inc.(a)	15,566	36,113
Bloom Energy Corp., Class A(a)(b)	65,977	1,185,607
Broadwind Inc.(a)	14,274	40,966
Capstone Turbine Corp.(a)(b)	1,371	6,526
Eaton Corp. PLC	322,402	32,894,676
Emerson Electric Co.	481,432	31,567,496
Encore Wire Corp.	14,980	695,372
Energous Corp.(a)(b)	19,824	58,481
Energy Focus Inc.(a)(b)	1,425	9,790
EnerSys	35,412	2,376,854
Espey Manufacturing & Electronics Corp.	612	11,626
FuelCell Energy Inc.(a)(b)	182,154	389,810
Generac Holdings Inc.(a)	50,639	9,805,736
GrafTech International Ltd.	43,010	294,188
Hubbell Inc.	42,612	5,831,026
Ideal Power Inc.(a)	636	3,943
LSI Industries Inc.	20,931	141,284
nVent Electric PLC	137,825	2,438,124
Ocean Power Technologies Inc.(a)	15	15

22

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Orion Energy Systems Inc.(a)	21,864	$165,511
Pioneer Power Solutions Inc.(a)	6,411	9,873
Plug Power Inc.(a)(b)	337,580	4,526,948
Powell Industries Inc.	7,128	171,999
Preformed Line Products Co.	650	31,668
Regal Beloit Corp.	30,275	2,841,914
Rockwell Automation Inc.	94,617	20,880,080
Sensata Technologies Holding PLC(a)	130,698	5,638,312
Servotronics Inc.(a)	113	880
Sunrun Inc.(a)	102,727	7,917,170
Sunworks Inc.(a)	1,820	4,623
Thermon Group Holdings Inc.(a)	22,488	252,540
TPI Composites Inc.(a)	17,729	513,432
Ultralife Corp.(a)	7,409	43,713
Vertiv Holdings Co.(a)	172,822	2,993,277
Vicor Corp.(a)	20,466	1,590,822
Vivint Solar Inc.(a)	36,795	1,558,268

		160,913,089

Electronic Equipment, Instruments & Components — 0.7%
ADDvantage Technologies Group Inc.(a)(b)	6,390	12,269
Akoustis Technologies Inc.(a)(b)	41,443	338,175
Amphenol Corp., Class A	242,137	26,216,173
Applied DNA Sciences Inc.(a)(b)	366	2,829
Arlo Technologies Inc.(a)	43,939	231,119
Arrow Electronics Inc.(a)	60,506	4,759,402
Avnet Inc.	85,049	2,197,666
Badger Meter Inc.	21,800	1,425,066
Bel Fuse Inc., Class A	246	2,743
Bel Fuse Inc., Class B, NVS	7,188	76,768
Belden Inc.	35,243	1,096,762
Benchmark Electronics Inc.	36,802	741,560
CDW Corp./DE	113,109	13,519,919
Cemtrex Inc.(a)	788	875
ClearSign Technologies Corp.(a)	2,687	6,073
Coda Octopus Group Inc.(a)(b)	35,391	195,712
Cognex Corp.	138,239	8,999,359
Coherent Inc.(a)	20,701	2,296,362
Corning Inc.	621,552	20,144,500
CPS Technologies Corp.(a)(b)	6,988	11,495
CTS Corp.(b)	22,501	495,697
Daktronics Inc.	29,050	115,038
Data I/O Corp.(a)(b)	6,904	21,955
Digital Ally Inc.(a)	889	1,902
Dolby Laboratories Inc., Class A	51,883	3,438,805
Electro-Sensors Inc.(a)	222	757
ePlus Inc.(a)	14,520	1,062,864
Fabrinet(a)	28,840	1,817,785
FARO Technologies Inc.(a)	14,252	869,087
Fitbit Inc., Class A(a)	171,388	1,192,860
FLIR Systems Inc.	107,837	3,865,956
Frequency Electronics Inc.(a)	6,904	69,799
Identiv Inc.(a)	8,063	50,474
IEC Electronics Corp.(a)(b)	7,411	64,105
II-VI Inc.(a)	85,993	3,487,876
Image Sensing Systems Inc.(a)(b)	6,535	23,722
Insight Enterprises Inc.(a)	28,779	1,628,316
Intellicheck Inc.(a)(b)	7,056	47,064
IPG Photonics Corp.(a)(b)	28,921	4,915,702
Iteris Inc.(a)	21,401	87,744
Itron Inc.(a)	33,374	2,027,137

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jabil Inc.	115,403	$3,953,707
Key Tronic Corp.(a)(b)	7,345	72,348
Keysight Technologies Inc.(a)	148,169	14,636,134
Kimball Electronics Inc.(a)	15,112	174,695
Knowles Corp.(a)	65,674	978,543
LGL Group Inc. (The)(a)	449	4,005
LightPath Technologies Inc., Class A(a)	8,013	19,311
Littelfuse Inc.	19,946	3,537,224
Luna Innovations Inc.(a)	28,205	168,666
Methode Electronics Inc.	28,954	825,189
MicroVision Inc.(a)(b)	36,765	71,692
MICT Inc.(a)	4,533	17,543
MTS Systems Corp.	14,130	270,024
Napco Security Technologies Inc.(a)(b)	8,036	188,846
National Instruments Corp.	108,913	3,888,194
Neonode Inc.(a)(b)	2,003	15,824
nLight Inc.(a)	31,003	727,950
Novanta Inc.(a)	28,162	2,966,585
Orbital Energy Group Inc.(a)	14,741	9,139
OSI Systems Inc.(a)	14,350	1,113,704
PAR Technology Corp.(a)(b)	7,969	322,824
PC Connection Inc.	12,507	513,537
Perceptron Inc.(a)	7,259	49,361
Plexus Corp.(a)	20,344	1,436,897
Powerfleet Inc.(a)	7,920	44,590
Research Frontiers Inc.(a)(b)	14,537	39,250
RF Industries Ltd.	6,911	30,685
Richardson Electronics Ltd.	7,882	32,868
Rogers Corp.(a)	14,533	1,425,106
Sanmina Corp.(a)	44,998	1,217,196
ScanSource Inc.(a)	21,445	425,254
Schmitt Industries Inc.(a)(b)	498	2,570
SigmaTron International Inc.(a)	6,375	19,954
Superconductor Technologies Inc., NVS(a)	3	4
SYNNEX Corp.(b)	33,480	4,689,209
Taitron Components Inc., Class A	800	1,912
TE Connectivity Ltd.	267,195	26,115,639
Trimble Inc.(a)	200,783	9,778,132
TTM Technologies Inc.(a)(b)	78,231	892,616
Universal Security Instruments Inc.(a)	622	1,182
Vishay Intertechnology Inc.	101,701	1,583,485
Vishay Precision Group Inc.(a)	7,953	201,370
Wayside Technology Group Inc	830	19,132
Wireless Telecom Group Inc.(a)(b)	14,199	19,595
Zebra Technologies Corp., Class A(a)	42,133	10,636,897

		200,698,060

Energy Equipment & Services — 0.2%
Archrock Inc.	108,063	581,379
Aspen Aerogels Inc.(a)	14,146	154,899
Baker Hughes Co.	527,457	7,009,903
Bristow Group Inc.(a)	27,202	578,042
Cactus Inc., Class A	36,066	692,106
ChampionX Corp.(a)	174,683	1,395,717
Core Laboratories NV(b)	35,745	545,469
Dawson Geophysical Co.(a)(b)	37,428	65,873
DMC Global Inc.	12,140	399,892
Dril-Quip Inc.(a)	27,169	672,704
ENGlobal Corp.(a)(b)	13,742	11,804
Enservco Corp.(a)(b)	21,011	3,192
Exterran Corp.(a)	41,706	173,497

23

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Forum Energy Technologies Inc.(a)(b)	92,052	$50,583
Frank’s International NV(a)	58,827	90,594
Geospace Technologies Corp.(a)	13,573	83,881
Gulf Island Fabrication Inc.(a)(b)	8,097	25,344
Halliburton Co.	704,420	8,488,261
Helix Energy Solutions Group Inc.(a)	109,546	264,006
Helmerich & Payne Inc.	85,960	1,259,314
Independence Contract Drilling Inc.(a)	1,050	2,562
ION Geophysical Corp.(a)(b)	7,170	10,755
KLX Energy Services Holdings Inc.(a)(b)	3,817	15,841
Liberty Oilfield Services Inc., Class A	30,840	246,412
Mammoth Energy Services Inc.(a)	21,590	34,544
Matrix Service Co.(a)	21,435	178,982
MIND Technology Inc.(a)	7,866	16,361
Nabors Industries Ltd.	4,712	115,161
National Oilwell Varco Inc.	307,829	2,788,931
Natural Gas Services Group Inc.(a)(b)	17	144
NCS Multistage Holdings Inc.(a)(b)	86,948	51,647
Newpark Resources Inc.(a)	71,270	74,833
NexTier Oilfield Solutions Inc.(a)	131,976	244,156
Nine Energy Service Inc.(a)(b)	13,128	14,835
Oceaneering International Inc.(a)	86,543	304,631
Oil States International Inc.(a)	55,566	151,695
Patterson-UTI Energy Inc.(b)	177,418	505,641
Profire Energy Inc.(a)(b)	22,286	16,487
ProPetro Holding Corp.(a)	66,295	269,158
Ranger Energy Services Inc.(a)(b)	3,861	10,077
RigNet Inc.(a)(b)	7,971	32,681
RPC Inc.(a)	38,780	102,379
Schlumberger Ltd.	1,120,129	17,429,207
SEACOR Holdings Inc.(a)	14,993	435,996
SEACOR Marine Holdings Inc.(a)	36,449	73,991
Select Energy Services Inc., Class A(a)(b)	43,934	168,707
Smart Sand Inc.(a)(b)	112,160	146,930
Solaris Oilfield Infrastructure Inc., Class A	28,494	180,652
Superior Drilling Products Inc.(a)(b)	7,052	2,898
TechnipFMC PLC	338,989	2,139,021
TETRA Technologies Inc.(a)	71,687	36,618
Tidewater Inc.(a)(b)	26,509	177,875
Transocean Ltd.(a)(b)	471,618	380,549
U.S. Silica Holdings Inc.	51,335	154,005
U.S. Well Services Inc.(a)(b)	51,135	13,827

		49,074,649

Entertainment — 1.9%
Activision Blizzard Inc.	624,908	50,586,303
AMC Entertainment Holdings Inc., Class A(b)	45,841	215,911
Ballantyne Strong Inc.(a)(b)	8,004	12,486
Chicken Soup For The Soul Entertainment Inc.(a)(b)	3,008	43,405
Cinedigm Corp., Class A(a)	7,313	4,133
Cinemark Holdings Inc.	86,043	860,430
Electronic Arts Inc.(a)	231,264	30,159,138
Gaia Inc.(a)(b)	14,282	140,392
Glu Mobile Inc.(a)	92,837	712,524
Liberty Media Corp.-Liberty Braves, Class A(a)	15,885	331,679
Liberty Media Corp.-Liberty Braves,
Class C, NVS(a)(b)	28,233	593,175
Liberty Media Corp.-Liberty Formula One, Class A(a)	28,799	965,055
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)(b)	163,593	5,933,518
Lions Gate Entertainment Corp., Class A(a)	45,981	435,900

Security	Shares	Value

Entertainment (continued)
Lions Gate Entertainment Corp., Class B, NVS(a)	86,738	$756,355
Live Nation Entertainment Inc.(a)(b)	114,840	6,187,579
LiveXLive Media Inc.(a)(b)	74,706	193,862
Madison Square Garden Entertainment Corp.(a)	13,986	957,901
Madison Square Garden Sports Corp.(a)	14,004	2,107,322
Marcus Corp. (The)	14,446	111,668
Netflix Inc.(a)	355,377	177,699,161
NTN Buzztime Inc.(a)	331	563
Reading International Inc., Class A, NVS(a)(b)	14,122	45,473
Roku Inc.(a)	85,731	16,186,013
Sciplay Corp.(a)	13,171	213,634
Take-Two Interactive Software Inc.(a)(b)	91,919	15,186,857
Walt Disney Co. (The)	1,456,209	180,686,413
Warner Music Group Corp., Class A	63,269	1,818,351
World Wrestling Entertainment Inc., Class A	36,890	1,492,938
Zynga Inc., Class A(a)	804,343	7,335,608

		501,973,747

Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	66,301	696,160
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.	45,044	2,866,600
Alexander & Baldwin Inc.	50,289	563,740
Alexander’s Inc.	1,605	393,578
Alexandria Real Estate Equities Inc.	94,951	15,192,160
American Assets Trust Inc.	34,033	819,855
American Campus Communities Inc.	108,604	3,792,452
American Finance Trust Inc.	86,543	542,625
American Homes 4 Rent, Class A	220,142	6,269,644
American Tower Corp.	356,927	86,279,964
Americold Realty Trust	165,577	5,919,378
Apartment Investment & Management Co., Class A	121,955	4,112,323
Apple Hospitality REIT Inc.	189,256	1,818,750
Armada Hoffler Properties Inc.	51,017	472,417
Ashford Hospitality Trust Inc.	6,358	10,491
AvalonBay Communities Inc.	113,463	16,944,564
Bluerock Residential Growth REIT Inc.	14,397	109,129
Boston Properties Inc.	117,350	9,423,205
Braemar Hotels & Resorts Inc.	16,063	40,157
Brandywine Realty Trust	136,854	1,415,070
Brixmor Property Group Inc.	239,502	2,799,778
BRT Apartments Corp.	7,142	84,133
Camden Property Trust	79,174	7,044,903
CareTrust REIT Inc.	76,288	1,357,545
CatchMark Timber Trust Inc., Class A	29,026	259,202
CBL & Associates Properties Inc.(a)	78,437	12,636
Cedar Realty Trust Inc.	49,232	39,878
Chatham Lodging Trust	21,725	165,544
CIM Commercial Trust Corp.	1,414	13,942
City Office REIT Inc.	50,743	381,587
Clipper Realty Inc.	34,814	210,625
Colony Capital Inc.	395,611	1,080,018
Columbia Property Trust Inc.	100,131	1,092,429
Community Healthcare Trust Inc.	15,932	744,980
Condor Hospitality Trust Inc.	4,489	11,761
CoreCivic Inc.	107,587	860,696
CorEnergy Infrastructure Trust Inc.	7,821	45,675
CorePoint Lodging Inc.	33,860	184,537
CoreSite Realty Corp.	34,460	4,096,605
Corporate Office Properties Trust	86,297	2,046,965
Cousins Properties Inc.	117,188	3,350,405

24

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.	339,406	$56,511,099
CubeSmart	152,006	4,911,314
CyrusOne Inc.	90,799	6,358,654
DiamondRock Hospitality Co.	177,732	901,101
Digital Realty Trust Inc.	216,135	31,719,973
Diversified Healthcare Trust	194,009	682,912
Douglas Emmett Inc.	134,412	3,373,741
Duke Realty Corp.	297,549	10,979,558
Easterly Government Properties Inc.	55,450	1,242,634
EastGroup Properties Inc.	33,341	4,311,992
Empire State Realty Trust Inc., Class A	144,980	887,278
EPR Properties	64,944	1,785,960
Equinix Inc.(b)	71,696	54,498,280
Equity Commonwealth	93,316	2,485,005
Equity LifeStyle Properties Inc.	137,148	8,407,172
Equity Residential	276,995	14,218,153
Essential Properties Realty Trust Inc.	88,630	1,623,702
Essex Property Trust Inc.	52,800	10,601,712
Extra Space Storage Inc.	103,127	11,033,558
Farmland Partners Inc.(b)	14,161	94,312
Federal Realty Investment Trust	56,527	4,151,343
First Industrial Realty Trust Inc.	104,912	4,175,498
Four Corners Property Trust Inc.	49,894	1,276,787
Franklin Street Properties Corp.	72,286	264,567
Front Yard Residential Corp.	43,133	376,982
Gaming and Leisure Properties Inc.	170,259	6,287,665
GEO Group Inc. (The)	107,533	1,219,424
Getty Realty Corp.	37,441	973,840
Gladstone Commercial Corp.	41,534	699,848
Gladstone Land Corp.	6,955	104,464
Global Medical REIT Inc.	42,826	578,151
Global Net Lease Inc.	64,802	1,030,352
Global Self Storage Inc.	6,873	27,561
Healthcare Realty Trust Inc.	113,470	3,417,716
Healthcare Trust of America Inc., Class A	182,138	4,735,588
Healthpeak Properties Inc.	440,906	11,970,598
Hersha Hospitality Trust	34,442	190,809
Highwoods Properties Inc.	86,084	2,889,840
Host Hotels & Resorts Inc.(b)	590,948	6,376,329
Hudson Pacific Properties Inc.	121,501	2,664,517
Independence Realty Trust Inc.	85,056	985,799
Industrial Logistics Properties Trust	40,705	890,218
Innovative Industrial Properties Inc.	18,893	2,344,810
Investors Real Estate Trust	8,120	529,180
Invitation Homes Inc.	442,454	12,384,287
Iron Mountain Inc.	235,258	6,302,562
iStar Inc.	52,526	620,332
JBG SMITH Properties	94,243	2,520,058
Jernigan Capital Inc.	29,661	508,390
Kilroy Realty Corp.	86,718	4,505,867
Kimco Realty Corp.	370,569	4,172,607
Kite Realty Group Trust	79,009	914,924
Lamar Advertising Co., Class A	71,271	4,716,002
Lexington Realty Trust	210,963	2,204,563
Life Storage Inc.	37,158	3,911,623
LTC Properties Inc.	29,304	1,021,537
Macerich Co. (The)(b)	88,114	598,294
Mack-Cali Realty Corp.	72,002	908,665
Medical Properties Trust Inc.	424,726	7,487,919
Mid-America Apartment Communities Inc.	93,267	10,814,309

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Monmouth Real Estate Investment Corp.	95,163	$1,318,008
National Health Investors Inc.	35,297	2,127,350
National Retail Properties Inc.	141,010	4,866,255
National Storage Affiliates Trust	42,508	1,390,437
New Senior Investment Group Inc.	49,230	196,920
NexPoint Residential Trust Inc.	15,050	667,467
Office Properties Income Trust	33,842	701,206
Omega Healthcare Investors Inc.	187,458	5,612,493
One Liberty Properties Inc.	13,679	223,788
Outfront Media Inc.	112,063	1,630,517
Paramount Group Inc.	152,031	1,076,379
Park Hotels & Resorts Inc.	193,238	1,930,448
Pebblebrook Hotel Trust	106,231	1,331,074
Pennsylvania REIT(b)	58,762	32,548
Physicians Realty Trust	179,953	3,222,958
Piedmont Office Realty Trust Inc., Class A	115,055	1,561,296
Plymouth Industrial REIT Inc.	29,250	360,945
Postal Realty Trust Inc., Class A	3,807	57,638
PotlatchDeltic Corp.	51,289	2,159,267
Power REIT(a)	239	4,737
Preferred Apartment Communities Inc., Class A	43,834	236,704
Prologis Inc.	592,617	59,629,123
PS Business Parks Inc., Class A	16,929	2,071,940
Public Storage	122,366	27,253,356
QTS Realty Trust Inc., Class A	47,556	2,996,979
Rayonier Inc.	116,729	3,086,315
Realty Income Corp.	279,792	16,997,364
Regency Centers Corp.	122,151	4,644,181
Retail Opportunity Investments Corp.	97,818	1,018,774
Retail Properties of America Inc., Class A	186,569	1,083,966
Retail Value Inc.	15,574	195,765
Rexford Industrial Realty Inc.	96,958	4,436,798
RLJ Lodging Trust(b)	136,458	1,181,726
RPT Realty	46,237	251,529
Ryman Hospitality Properties Inc.	42,722	1,572,170
Sabra Health Care REIT Inc.	157,458	2,170,559
Safehold Inc.	10,029	622,801
Saul Centers Inc.	7,847	208,573
SBA Communications Corp.	90,124	28,702,692
Seritage Growth Properties, Class A(a)(b)	20,666	277,958
Service Properties Trust	130,118	1,034,438
Simon Property Group Inc.	250,569	16,206,803
SITE Centers Corp.	114,662	825,566
SL Green Realty Corp.	56,532	2,621,389
Sotherly Hotels Inc.	7,892	14,206
Spirit Realty Capital Inc.	81,917	2,764,699
STAG Industrial Inc.	121,291	3,698,163
STORE Capital Corp.	193,291	5,301,972
Summit Hotel Properties Inc.	80,821	418,653
Sun Communities Inc.	80,771	11,357,210
Sunstone Hotel Investors Inc.	172,141	1,366,800
Tanger Factory Outlet Centers Inc.(b)	76,398	460,680
Taubman Centers Inc.	51,829	1,725,387
Terreno Realty Corp.	54,881	3,005,284
UDR Inc.	229,642	7,488,626
UMH Properties Inc.	24,187	327,492
Uniti Group Inc.	151,848	1,599,719
Universal Health Realty Income Trust	10,383	591,727
Urban Edge Properties	91,531	889,681
Urstadt Biddle Properties Inc., Class A	11,449	105,331

25

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ventas Inc.	306,236	$12,849,663
VEREIT Inc.	906,952	5,895,188
VICI Properties Inc.	432,056	10,097,149
Vornado Realty Trust	129,490	4,365,108
Washington Prime Group Inc.(b)	192,517	124,636
Washington REIT	54,163	1,090,301
Weingarten Realty Investors	109,583	1,858,528
Welltower Inc.	332,197	18,300,733
Weyerhaeuser Co.	602,867	17,193,767
Wheeler Real Estate Investment Trust Inc.(a)(b)	736	2,237
Whitestone REIT	21,233	127,398
WP Carey Inc.	142,059	9,256,564
Xenia Hotels & Resorts Inc.	86,134	756,257

		864,782,653

Food & Staples Retailing — 1.4%
Albertsons Companies Inc., Class A(a)(b)	41,629	576,562
Andersons Inc. (The)	21,343	409,145
BJ’s Wholesale Club Holdings Inc.(a)	105,941	4,401,849
Casey’s General Stores Inc.	30,750	5,462,738
Chefs’ Warehouse Inc. (The)(a)	14,447	210,059
Costco Wholesale Corp.	355,786	126,304,030
Grocery Outlet Holding Corp.(a)(b)	67,477	2,653,196
HF Foods Group Inc.(a)	26,817	177,260
Ingles Markets Inc., Class A	15,547	591,408
Kroger Co. (The)	626,871	21,257,196
Performance Food Group Co.(a)(b)	103,873	3,596,083
PriceSmart Inc.	15,030	998,744
Rite Aid Corp.(a)(b)	37,829	358,997
SpartanNash Co.	41,424	677,282
Sprouts Farmers Market Inc.(a)	94,803	1,984,227
Sysco Corp.	411,704	25,616,223
U.S. Foods Holding Corp.(a)	173,734	3,860,369
United Natural Foods Inc.(a)	34,344	510,695
Village Super Market Inc., Class A	6,615	162,795
Walmart Inc.	1,118,945	156,551,595
Walgreens Boots Alliance Inc.	582,282	20,915,569
Weis Markets Inc.	13,125	630,000

		377,906,022

Food Products — 1.1%
Alico Inc.	649	18,574
Arcadia Biosciences Inc.(a)(b)	219	613
Archer-Daniels-Midland Co.	443,565	20,621,337
B&G Foods Inc.	49,344	1,370,283
Beyond Meat Inc.(a)(b)	39,949	6,633,931
Bridgford Foods Corp.(a)	641	11,737
Bunge Ltd.	115,780	5,291,146
Calavo Growers Inc.(b)	15,794	1,046,668
Cal-Maine Foods Inc.(a)(b)	32,938	1,263,831
Campbell Soup Co.	163,908	7,928,230
Coffee Holding Co. Inc.(a)	6,992	24,332
Conagra Brands Inc.	394,312	14,080,882
Darling Ingredients Inc.(a)	129,599	4,669,452
Farmer Bros. Co.(a)	13	57
Flowers Foods Inc.	163,628	3,981,069
Fresh Del Monte Produce Inc.(b)	25,928	594,270
Freshpet Inc.(a)(b)	31,610	3,529,257
General Mills Inc.	494,419	30,495,764
Hain Celestial Group Inc. (The)(a)(b)	72,189	2,476,083
Hershey Co. (The)	117,159	16,793,571

Security	Shares	Value

Food Products (continued)
Hormel Foods Corp.	228,992	$11,195,419
Hostess Brands Inc.(a)(b)	120,338	1,483,768
Ingredion Inc.	50,824	3,846,360
J&J Snack Foods Corp.	13,013	1,696,765
JM Smucker Co. (The)	92,817	10,722,220
John B Sanfilippo & Son Inc.	6,615	498,639
Kellogg Co.	208,673	13,478,189
Kraft Heinz Co. (The)	525,868	15,749,747
Lamb Weston Holdings Inc.	117,527	7,788,514
Lancaster Colony Corp.	16,714	2,988,463
Landec Corp.(a)(b)	21,490	208,883
Lifeway Foods Inc.(a)(b)	6,402	32,202
Limoneira Co.	7,870	112,541
McCormick & Co. Inc./MD, NVS	99,763	19,363,998
Mondelez International Inc., Class A	1,146,897	65,889,233
Pilgrim’s Pride Corp.(a)	47,891	716,689
Post Holdings Inc.(a)(b)	49,701	4,274,286
RiceBran Technologies(a)(b)	7,077	2,972
Rocky Mountain Chocolate Factory Inc.	6,362	17,050
S&W Seed Co.(a)	8,119	20,135
Sanderson Farms Inc.	15,042	1,774,505
Seaboard Corp.	183	519,114
Seneca Foods Corp., Class A(a)	6,495	232,066
Seneca Foods Corp., Class B(a)(b)	117	4,165
Simply Good Foods Co. (The)(a)	67,706	1,492,917
Tootsie Roll Industries Inc.	20,963	647,757
TreeHouse Foods Inc.(a)(b)	43,361	1,757,421
Tyson Foods Inc., Class A	239,054	14,218,932
Vital Farms Inc.(a)	14,530	588,901

		302,152,938

Gas Utilities — 0.1%
Atmos Energy Corp.	98,474	9,413,130
Chesapeake Utilities Corp.	13,820	1,165,026
National Fuel Gas Co.	71,218	2,890,739
New Jersey Resources Corp.	72,633	1,962,544
Northwest Natural Holding Co.	26,183	1,188,446
ONE Gas Inc.	42,559	2,936,996
RGC Resources Inc.	1,246	29,219
South Jersey Industries Inc.	71,123	1,370,540
Southwest Gas Holdings Inc.	44,232	2,791,039
Spire Inc.	41,457	2,205,512
UGI Corp.	170,401	5,619,825

		31,573,016

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	1,426,750	155,273,202
ABIOMED Inc.(a)	36,604	10,141,504
Accelerate Diagnostics Inc.(a)(b)	22,413	238,923
Accuray Inc.(a)	64,056	153,734
Acutus Medical Inc.(a)(b)	15,445	460,261
Aethlon Medical Inc.(a)	415	560
Akers Biosciences Inc.(a)	3	7
Align Technology Inc.(a)	57,306	18,759,692
Alphatec Holdings Inc.(a)(b)	6,415	42,596
AngioDynamics Inc.(a)	21,451	258,699
Antares Pharma Inc.(a)(b)	114,769	309,876
Apollo Endosurgery Inc.(a)	72	122
Apyx Medical Corp.(a)	21,412	100,851
Aspira Women’s Health Inc.(a)(b)	20,928	64,563
AtriCure Inc.(a)	37,894	1,511,971

26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Atrion Corp.	1,031	$645,406
Avanos Medical Inc.(a)	39,886	1,325,013
Avinger Inc.(a)	8	3
Axogen Inc.(a)	34,839	405,178
Axonics Modulation Technologies Inc.(a)	22,294	1,137,886
Baxter International Inc.	409,845	32,959,735
Becton Dickinson and Co.	234,685	54,606,506
Beyond Air Inc.(a)	8,295	43,051
Biolase Inc.(a)	6,989	1,923
BioLife Solutions Inc.(a)(b)	28,517	825,282
Biomerica Inc.(a)	6,136	42,522
Boston Scientific Corp.(a)	1,156,650	44,195,596
Cantel Medical Corp.	28,580	1,255,805
Cardiovascular Systems Inc.(a)	24,863	978,359
Cerus Corp.(a)	170,590	1,067,893
Chembio Diagnostics Inc.(a)(b)	7,091	34,462
ClearPoint Neuro Inc.(a)(b)	8,036	43,877
Co-Diagnostics Inc.(a)(b)	27,509	373,847
Conformis Inc.(a)	45,084	37,758
CONMED Corp.	21,270	1,673,311
Cooper Companies Inc. (The)	38,984	13,142,286
CryoLife Inc.(a)	42,778	790,110
CryoPort Inc.(a)(b)	28,363	1,344,406
Cutera Inc.(a)	8,113	153,904
CytoSorbents Corp.(a)	14,196	113,213
Danaher Corp.	508,594	109,515,546
Dare Bioscience Inc.(a)	643	642
Dentsply Sirona Inc.(b)	172,357	7,537,172
DexCom Inc.(a)(b)	77,676	32,020,377
Edwards Lifesciences Corp.(a)	501,054	39,994,130
Ekso Bionics Holdings Inc.(a)(b)	13,418	63,735
ElectroCore Inc.(a)(b)	13,299	23,007
Electromed Inc.(a)	6,362	66,228
Envista Holdings Corp.(a)(b)	129,238	3,189,594
FONAR Corp.(a)	6,537	136,493
GenMark Diagnostics Inc.(a)	36,920	524,264
Glaukos Corp.(a)(b)	33,776	1,672,588
Globus Medical Inc., Class A(a)	57,883	2,866,366
Haemonetics Corp.(a)	41,693	3,637,714
Helius Medical Technologies Inc.(a)(b)	65,661	25,404
Heska Corp.(a)(b)	6,807	672,464
Hill-Rom Holdings Inc.	56,013	4,677,646
Hologic Inc.(a)	207,063	13,763,478
ICU Medical Inc.(a)	16,304	2,979,719
IDEXX Laboratories Inc.(a)	68,402	26,889,510
Inari Medical Inc.(a)(b)	7,376	509,092
Inogen Inc.(a)	14,564	422,356
Insulet Corp.(a)	54,024	12,781,538
Integer Holdings Corp.(a)	29,106	1,717,545
Integra LifeSciences Holdings Corp.(a)(b)	56,764	2,680,396
IntriCon Corp.(a)(b)	6,540	79,657
Intuitive Surgical Inc.(a)	93,909	66,632,192
Invacare Corp.	21,851	164,320
InVivo Therapeutics Holdings Corp.(a)	16	23
iRadimed Corp.(a)(b)	6,308	134,865
iRhythm Technologies Inc.(a)(b)	23,355	5,561,059
IRIDEX Corp.(a)	7,003	13,726
Kewaunee Scientific Corp.	262	2,342
Lantheus Holdings Inc.(a)	55,128	698,472
LeMaitre Vascular Inc.	7,947	258,516

Security	Shares	Value

Health Care Equipment & Supplies (continued)
LivaNova PLC(a)(b)	40,824	$1,845,653
Masimo Corp.(a)(b)	40,715	9,611,183
Medtronic PLC	1,083,226	112,568,846
Meridian Bioscience Inc.(a)	29,688	504,102
Merit Medical Systems Inc.(a)	43,144	1,876,764
Mesa Laboratories Inc.	4,429	1,128,332
Microbot Medical Inc.(a)	17	130
Milestone Scientific Inc.(a)(b)	7,913	10,999
Misonix Inc.(a)	6,499	76,233
Motus GI Holdings Inc.(a)(b)	8,234	8,048
Natus Medical Inc.(a)	27,934	478,509
Neogen Corp.(a)	44,350	3,470,387
NeuroMetrix Inc.(a)	10	17
Neuronetics Inc.(a)(b)	28,012	136,138
Nevro Corp.(a)	28,473	3,966,289
Novocure Ltd.(a)(b)	67,920	7,560,175
NuVasive Inc.(a)	41,630	2,021,969
OraSure Technologies Inc.(a)	43,299	526,949
Orthofix Medical Inc.(a)	14,413	448,821
OrthoPediatrics Corp.(a)	12,000	551,040
PAVmed Inc.(a)(b)	15,560	27,697
Penumbra Inc.(a)(b)	27,169	5,281,110
Predictive Oncology Inc.(a)	6	5
Pro-Dex Inc.(a)(b)	613	17,532
Pulse Biosciences Inc.(a)(b)	26,457	311,928
Quidel Corp.(a)	31,223	6,849,702
Quotient Ltd.(a)	98,882	508,253
Repro-Med Systems Inc.(a)(b)	13,580	98,048
ResMed Inc.	115,901	19,868,908
Retractable Technologies Inc.(a)(b)	7,966	53,054
Rockwell Medical Inc.(a)(b)	49,922	53,417
SeaSpine Holdings Corp.(a)	7,162	102,417
Second Sight Medical Products Inc.(a)(b)	4,772	4,115
Senseonics Holdings Inc.(a)(b)	92,287	35,743
Sensus Healthcare Inc.(a)(b)	59,109	148,955
Shockwave Medical Inc.(a)(b)	25,041	1,898,108
SI-BONE Inc.(a)	26,192	621,274
Sientra Inc.(a)	26,707	90,804
Silk Road Medical Inc.(a)(b)	27,272	1,832,951
SiNtx Technologies Inc.(a)	13	25
SmileDirectClub Inc.(a)(b)	47,141	550,607
Soliton Inc.(a)	810	6,188
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)(b)	37,081	2,097,301
Stereotaxis Inc.(a)(b)	26,253	93,986
Steris PLC	69,393	12,226,353
Strata Skin Sciences Inc.(a)	1,191	1,608
Stryker Corp.	262,636	54,725,463
Surgalign Holdings Inc.(a)	44,011	79,660
Surmodics Inc.(a)	8,272	321,864
Tactile Systems Technology Inc.(a)(b)	14,078	515,114
Tandem Diabetes Care Inc.(a)	47,386	5,378,311
Tela Bio Inc.(a)(b)	3,109	51,423
Teleflex Inc.	37,205	12,665,326
ThermoGenesis Holdings Inc.(a)(b)	27	78
TransEnterix Inc.(a)	15,904	5,525
TransMedics Group Inc.(a)	34,287	472,475
Utah Medical Products Inc.	1,035	82,665
Vapotherm Inc.(a)(b)	22,588	655,052
Varex Imaging Corp.(a)	29,627	376,855

27

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	73,731	$12,681,732
Venus Concept Inc.(a)(b)	11,969	27,768
ViewRay Inc.(a)	64,279	224,976
VolitionRx Ltd.(a)	7,905	25,375
West Pharmaceutical Services Inc.	59,712	16,414,829
Wright Medical Group NV(a)(b)	95,410	2,913,821
Xtant Medical Holdings Inc.(a)	120	99
Zimmer Biomet Holdings Inc.	166,562	22,675,751
Zosano Pharma Corp.(a)	202	327
Zynex Inc.(a)(b)	7,112	124,104

		1,016,415,336

Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)(b)	58,251	1,651,998
Acadia Healthcare Co. Inc.(a)(b)	71,265	2,100,892
AdaptHealth Corp.(a)(b)	31,007	676,263
Addus HomeCare Corp.(a)	12,687	1,199,048
Amedisys Inc.(a)	26,820	6,341,053
American Renal Associates Holdings Inc.(a)	7,037	48,555
American Shared Hospital Services(a)	709	1,283
AmerisourceBergen Corp.	119,310	11,563,525
AMN Healthcare Services Inc.(a)	36,383	2,126,950
Anthem Inc.	203,612	54,688,147
Apollo Medical Holdings Inc.(a)	23,100	414,414
Avalon GloboCare Corp.(a)(b)	18,616	23,270
BioTelemetry Inc.(a)	28,180	1,284,444
Brookdale Senior Living Inc.(a)	178,954	454,543
Capital Senior Living Corp.(a)	21,598	13,568
Cardinal Health Inc.	235,228	11,043,955
Centene Corp.(a)	465,740	27,166,614
Chemed Corp.	12,947	6,219,091
Cigna Corp.	297,278	50,361,866
Community Health Systems Inc.(a)	86,450	364,819
CorVel Corp.(a)	7,336	626,715
Covetrus Inc.(a)	76,282	1,861,281
Cross Country Healthcare Inc.(a)	27,928	181,253
CVS Health Corp.	1,050,537	61,351,361
CynergisTek Inc./DE(a)(b)	6,668	10,469
DaVita Inc.(a)(b)	60,932	5,218,826
Digirad Corp.(a)(b)	1,268	3,157
Encompass Health Corp.	80,542	5,233,619
Ensign Group Inc. (The)	38,629	2,204,171
Enzo Biochem Inc.(a)(b)	29,656	62,574
Exagen Inc.(a)(b)	3,928	42,580
Five Star Senior Living Inc.(a)	13,403	67,953
Fulgent Genetics Inc.(a)(b)	8,368	335,055
Genesis Healthcare Inc.(a)	20,962	11,408
Guardant Health Inc.(a)	62,791	7,018,778
Hanger Inc.(a)	29,724	470,234
HCA Healthcare Inc.	212,502	26,494,749
HealthEquity Inc.(a)(b)	59,444	3,053,638
Henry Schein Inc.(a)(b)	115,234	6,773,455
Humana Inc.	106,760	44,186,896
InfuSystem Holdings Inc.(a)	14,290	183,198
Interpace Biosciences Inc.(a)	27	83
Joint Corp. (The)(a)(b)	6,979	121,365
Laboratory Corp. of America Holdings(a)	79,771	15,018,486
LHC Group Inc.(a)(b)	26,083	5,544,203
Magellan Health Inc.(a)(b)	20,962	1,588,500
McKesson Corp.	131,711	19,615,719
MEDNAX Inc.(a)	72,371	1,178,200

Security	Shares	Value

Health Care Providers & Services (continued)
Molina Healthcare Inc.(a)	47,514	$8,696,963
National HealthCare Corp.	7,610	474,179
National Research Corp.	7,356	361,989
Ontrak Inc.(a)(b)	8,859	531,540
Option Care Health Inc.(a)	35,785	478,445
Owens & Minor Inc.	51,651	1,296,957
Patterson Companies Inc.	72,842	1,755,856
Pennant Group Inc. (The)(a)	19,497	751,804
PetIQ Inc.(a)(b)	16,148	531,592
Premier Inc., Class A	50,982	1,673,739
Progyny Inc.(a)(b)	29,235	860,386
Providence Service Corp. (The)(a)	7,923	736,126
Psychemedics Corp.	6,386	28,162
Quest Diagnostics Inc.	109,957	12,588,977
R1 RCM Inc.(a)	105,143	1,803,202
RadNet Inc.(a)	24,297	372,959
Regional Health Properties Inc.(a)(b)	885	1,151
Select Medical Holdings Corp.(a)	81,738	1,701,785
Sharps Compliance Corp.(a)	7,823	49,050
Surgery Partners Inc.(a)(b)	28,033	613,923
Tenet Healthcare Corp.(a)(b)	90,103	2,208,425
Tivity Health Inc.(a)	45,218	633,956
Triple-S Management Corp., Class B(a)	21,700	387,779
U.S. Physical Therapy Inc.	8,882	771,668
UnitedHealth Group Inc.	765,805	238,755,025
Universal Health Services Inc., Class B	62,286	6,665,848

		670,933,710

Health Care Technology — 0.3%
Accolade Inc.(a)(b)	16,395	637,274
Allscripts Healthcare Solutions Inc.(a)	144,295	1,174,561
Castlight Health Inc., Class B(a)	35,095	39,657
Cerner Corp.	249,304	18,022,186
Change Healthcare Inc.(a)(b)	179,376	2,602,746
Computer Programs & Systems Inc.	7,368	203,430
Evolent Health Inc., Class A(a)	67,259	834,684
Health Catalyst Inc.(a)	27,987	1,024,324
HealthStream Inc.(a)	20,827	417,998
HMS Holdings Corp.(a)	66,073	1,582,448
HTG Molecular Diagnostics Inc.(a)(b)	6,379	2,108
Icad Inc.(a)	8,053	70,947
Inovalon Holdings Inc., Class A(a)(b)	54,804	1,449,566
Inspire Medical Systems Inc.(a)(b)	21,697	2,799,998
Livongo Health Inc.(a)(b)	52,113	7,298,426
MTBC Inc.(a)(b)	5,075	45,015
NantHealth Inc.(a)	18,203	42,595
NextGen Healthcare Inc.(a)	35,382	450,767
Omnicell Inc.(a)(b)	34,328	2,562,928
Phreesia Inc.(a)	17,727	569,569
Schrodinger Inc.(a)	26,552	1,261,486
SCWorx Corp.(a)(c)	5,393	8,170
Simulations Plus Inc.(b)	15,711	1,183,981
Streamline Health Solutions Inc.(a)	15,321	23,901
Tabula Rasa HealthCare Inc.(a)(b)	22,063	899,508
Teladoc Health Inc.(a)	66,098	14,491,326
Veeva Systems Inc., Class A(a)	108,411	30,484,089
Vocera Communications Inc.(a)(b)	23,576	685,590

		90,869,278

Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment Inc.(a)	49,787	533,219

28

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Allied Esports Entertainment Inc.(a)(b)	5,918	$7,457
Aramark	202,745	5,362,605
Ark Restaurants Corp.	295	3,204
BBQ Holdings Inc.(a)	7,332	24,269
Biglari Holdings Inc., Class A(a)(b)	19	9,268
Biglari Holdings Inc., Class B, NVS(a)	199	17,713
BJ’s Restaurants Inc.	20,815	612,794
Bloomin’ Brands Inc.	70,290	1,073,328
Bowl America Inc., Class A	686	6,757
Boyd Gaming Corp.	63,287	1,942,278
Brinker International Inc.	33,832	1,445,303
Caesars Entertainment Inc.(a)	162,758	9,124,214
Canterbury Park Holding Corp.	598	7,284
Carnival Corp.(b)	419,275	6,364,595
Carrols Restaurant Group Inc.(a)(b)	28,060	180,987
Century Casinos Inc.(a)(b)	15,058	82,518
Cheesecake Factory Inc. (The)	35,807	993,286
Chipotle Mexican Grill Inc.(a)	22,640	28,157,594
Choice Hotels International Inc.	22,976	1,975,017
Churchill Downs Inc.(b)	29,062	4,760,937
Chuy’s Holdings Inc.(a)	14,133	276,724
Cracker Barrel Old Country Store Inc.	20,741	2,378,163
Darden Restaurants Inc.	107,061	10,785,325
Dave & Buster’s Entertainment Inc.	27,645	419,098
Del Taco Restaurants Inc.(a)	21,375	175,275
Denny’s Corp.(a)(b)	64,100	641,000
Dine Brands Global Inc.	14,143	772,066
Domino’s Pizza Inc.	31,698	13,480,525
Dover Motorsports Inc.	14,168	19,977
DraftKings Inc., Class A(a)	211,079	12,419,888
Drive Shack Inc.(a)(b)	35,156	39,375
Dunkin’ Brands Group Inc.	64,497	5,282,949
El Pollo Loco Holdings Inc.(a)(b)	14,734	238,691
Everi Holdings Inc.(a)(b)	50,726	418,490
Extended Stay America Inc.	114,435	1,367,498
Fiesta Restaurant Group Inc.(a)	28,361	265,743
Flanigan’s Enterprises Inc.(a)(b)	198	3,532
Full House Resorts Inc.(a)	4,630	8,982
Golden Entertainment Inc.(a)	30,377	420,114
Good Times Restaurants Inc.(a)(b)	7,828	11,272
Hilton Grand Vacations Inc.(a)(b)	74,247	1,557,702
Hilton Worldwide Holdings Inc.	220,925	18,849,321
Hyatt Hotels Corp., Class A	25,804	1,377,159
Inspired Entertainment Inc.(a)(b)	66,663	197,322
J Alexander’s Holdings Inc.(a)(b)	13,660	71,032
Jack in the Box Inc.	20,494	1,625,379
Kura Sushi USA Inc., Class A(a)(b)	2,417	31,663
Las Vegas Sands Corp.	265,901	12,406,941
Lindblad Expeditions Holdings Inc.(a)	14,343	122,059
Luby’s Inc.(a)	15,030	42,986
Marriott International Inc./MD, Class A	215,304	19,932,844
Marriott Vacations Worldwide Corp.	35,519	3,225,480
McDonald’s Corp.	599,617	131,609,935
MGM Resorts International	331,466	7,209,386
Monarch Casino & Resort Inc.(a)	7,133	318,132
Nathan’s Famous Inc.	709	36,336
Noodles & Co.(a)	14,720	101,126
Norwegian Cruise Line Holdings Ltd.(a)(b)	218,135	3,732,290
ONE Group Hospitality Inc. (The)(a)(b)	13,715	27,430
Papa John’s International Inc.	26,573	2,186,426

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Penn National Gaming Inc.(a)(b)	119,103	$8,658,788
Planet Fitness Inc., Class A(a)	67,024	4,130,019
Playa Hotels & Resorts NV(a)	58,500	245,115
PlayAGS Inc.(a)	19,161	67,830
Potbelly Corp.(a)(b)	20,835	78,965
Rave Restaurant Group Inc.(a)(b)	3,285	1,457
RCI Hospitality Holdings Inc.	7,337	149,675
Red Lion Hotels Corp.(a)	14,645	31,487
Red Robin Gourmet Burgers Inc.(a)(b)	15,010	197,532
Red Rock Resorts Inc., Class A	52,237	893,253
Royal Caribbean Cruises Ltd.	141,029	9,128,807
Ruth’s Hospitality Group Inc.	28,202	311,914
Scientific Games Corp./DE, Class A(a)	45,610	1,592,245
SeaWorld Entertainment Inc.(a)	32,827	647,348
Shake Shack Inc., Class A(a)(b)	25,898	1,669,903
Six Flags Entertainment Corp.	59,163	1,201,009
Starbucks Corp.	940,120	80,775,110
Target Hospitality Corp.(a)(b)	1,075	1,312
Texas Roadhouse Inc.	51,839	3,151,293
Twin River Worldwide Holdings Inc.	19,223	504,988
Vail Resorts Inc.(b)	33,233	7,110,865
Wendy’s Co. (The)	152,351	3,396,666
Wingstop Inc.	22,388	3,059,320
Wyndham Destinations Inc.	74,015	2,276,701
Wyndham Hotels & Resorts Inc.	73,661	3,719,881
Wynn Resorts Ltd.	79,070	5,678,017
Yum! Brands Inc.	244,793	22,349,601

		477,799,364

Household Durables — 0.5%
Bassett Furniture Industries Inc.	15,235	208,415
Beazer Homes USA Inc.(a)	21,371	282,097
Cavco Industries Inc.(a)	7,053	1,271,726
Century Communities Inc.(a)	30,136	1,275,657
Comstock Holding Companies Inc.(a)	285	695
Dixie Group Inc. (The)(a)	13,610	12,235
DR Horton Inc.	266,721	20,172,109
Emerson Radio Corp.(a)(b)	14,504	9,861
Ethan Allen Interiors Inc.	13,696	185,444
Flexsteel Industries Inc.	13	312
Garmin Ltd.	117,865	11,180,674
GoPro Inc., Class A(a)(b)	88,185	399,478
Green Brick Partners Inc.(a)	51,091	822,565
Hamilton Beach Brands Holding Co., Class A	28	545
Helen of Troy Ltd.(a)	21,610	4,181,967
Hooker Furniture Corp.	7,915	204,444
Hovnanian Enterprises Inc., Class A(a)(b)	4,438	144,324
Installed Building Products Inc.(a)	19,687	2,003,152
iRobot Corp.(a)	21,748	1,650,673
KB Home	65,920	2,530,669
La-Z-Boy Inc.	36,757	1,162,624
Leggett & Platt Inc.	108,148	4,452,453
Lennar Corp., Class A	222,661	18,186,951
Lennar Corp., Class B	12,427	815,957
LGI Homes Inc.(a)(b)	15,603	1,812,601
Lifetime Brands Inc.	7,509	70,960
Live Ventures Inc.(a)(b)	631	5,414
Lovesac Co. (The)(a)(b)	6,358	176,180
M/I Homes Inc.(a)	20,850	960,143
MDC Holdings Inc.	40,499	1,907,503
Meritage Homes Corp.(a)	28,742	3,172,829

29

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Mohawk Group Holdings Inc.(a)	2,918	$24,074
Mohawk Industries Inc.(a)	49,117	4,793,328
Nephros Inc.(a)(b)	2,562	18,523
New Home Co. Inc. (The)(a)	8,057	43,830
Newell Brands Inc.	314,203	5,391,723
Nova Lifestyle Inc.(a)	2,790	4,492
NVR Inc.(a)	2,763	11,281,661
P&F Industries Inc., Class A	689	2,983
PulteGroup Inc.	217,112	10,050,114
Purple Innovation Inc.(a)(b)	18,589	462,123
Skyline Champion Corp.(a)(b)	40,738	1,090,556
Sonos Inc.(a)	85,103	1,291,864
Taylor Morrison Home Corp.(a)(b)	103,329	2,540,860
Tempur Sealy International Inc.(a)	40,666	3,627,001
Toll Brothers Inc.	93,466	4,548,056
TopBuild Corp.(a)	25,498	4,352,254
TRI Pointe Group Inc.(a)	115,379	2,092,975
Tupperware Brands Corp.	38,564	777,450
Turtle Beach Corp.(a)(b)	2,103	38,275
Universal Electronics Inc.(a)(b)	8,865	334,565
VOXX International Corp.(a)(b)	14,134	108,690
Vuzix Corp.(a)(b)	8,069	36,795
Whirlpool Corp.	49,097	9,028,447
Yunhong CTI Ltd.(a)	230	377
ZAGG Inc.(a)(b)	21,769	60,953

		141,262,626

Household Products — 1.6%
Central Garden & Pet Co.(a)	7,358	293,805
Central Garden & Pet Co., Class A, NVS(a)	35,322	1,276,537
Church & Dwight Co. Inc.	200,375	18,777,141
Clorox Co. (The)	102,750	21,594,967
Colgate-Palmolive Co.	693,226	53,482,386
Energizer Holdings Inc.	52,605	2,058,960
Kimberly-Clark Corp.	275,541	40,686,384
Ocean Bio-Chem Inc.	728	10,432
Oil-Dri Corp. of America	6,351	227,175
Procter & Gamble Co. (The)	2,006,229	278,845,769
Reynolds Consumer Products Inc.	39,501	1,209,521
Spectrum Brands Holdings Inc.	28,137	1,608,311
WD-40 Co.(b)	10,394	1,967,688

		422,039,076

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	544,457	9,860,116
Clearway Energy Inc., Class A	28,152	695,354
Clearway Energy Inc., Class C	56,176	1,514,505
Ormat Technologies Inc.(b)	32,237	1,905,529
Sunnova Energy International Inc.(a)	37,239	1,132,438
Vistra Corp.	398,939	7,523,990

		22,631,932

Industrial Conglomerates — 0.9%
3M Co.	463,057	74,172,470
Carlisle Companies Inc.	45,904	5,617,273
General Electric Co.	7,061,255	43,991,619
Honeywell International Inc.	564,894	92,987,201
Raven Industries Inc.	28,796	619,690
Roper Technologies Inc.	84,621	33,434,603

		250,822,856

Insurance — 2.0%
1347 Property Insurance Holdings Inc.(a)	6,428	24,748

Security	Shares	Value

Insurance (continued)
Aflac Inc.	536,778	$19,511,880
Alleghany Corp.	11,975	6,232,389
Allstate Corp. (The)	251,587	23,684,400
Ambac Financial Group Inc.(a)	34,320	438,266
American Equity Investment Life Holding Co.	60,670	1,334,133
American Financial Group Inc./OH	60,800	4,072,384
American International Group Inc.	688,248	18,947,467
American National Group Inc.	7,202	486,351
AMERISAFE Inc.	18,955	1,087,259
Aon PLC, Class A(b)	186,109	38,394,287
Arch Capital Group Ltd.(a)	330,985	9,681,311
Argo Group International Holdings Ltd.	30,546	1,051,699
Arthur J Gallagher & Co.	152,684	16,120,377
Assurant Inc.	49,675	6,026,074
Assured Guaranty Ltd.	53,750	1,154,550
Athene Holding Ltd., Class A(a)(b)	101,085	3,444,977
Atlantic American Corp.(a)	749	1,498
Axis Capital Holdings Ltd.	61,063	2,689,215
Brighthouse Financial Inc.(a)	73,582	1,980,092
Brown & Brown Inc.	189,824	8,593,333
BRP Group Inc., Class A(a)(b)	35,864	893,372
Chubb Ltd.	365,429	42,433,616
Cincinnati Financial Corp.	117,667	9,174,496
Citizens Inc./TX(a)(b)	35,970	199,274
CNA Financial Corp.	21,487	644,395
CNO Financial Group Inc.	102,742	1,647,982
Conifer Holdings Inc.(a)(b)	833	2,382
Crawford & Co., Class A, NVS	14,267	93,306
Crawford & Co., Class B	7,896	50,850
Donegal Group Inc., Class A	6,939	97,632
eHealth Inc.(a)(b)	20,288	1,602,752
Employers Holdings Inc.	21,055	636,914
Enstar Group Ltd.(a)	8,955	1,446,233
Erie Indemnity Co., Class A, NVS	20,197	4,247,025
Everest Re Group Ltd.	31,637	6,249,573
FBL Financial Group Inc., Class A	13,010	627,082
FedNat Holding Co.	7,995	50,528
Fidelity National Financial Inc.	237,520	7,436,751
First American Financial Corp.	86,440	4,400,660
Genworth Financial Inc., Class A(a)	393,416	1,317,944
Globe Life Inc.	82,275	6,573,773
GoHealth Inc., Class A(a)	43,716	569,401
Goosehead Insurance Inc., Class A	14,828	1,283,957
Greenlight Capital Re Ltd., Class A(a)(b)	22,291	150,018
Hallmark Financial Services Inc.(a)(b)	13,572	35,559
Hanover Insurance Group Inc. (The)	28,761	2,679,950
Hartford Financial Services Group Inc. (The)	292,288	10,773,736
HCI Group Inc.	6,149	303,084
Heritage Insurance Holdings Inc.	20,884	211,346
Horace Mann Educators Corp.	20,352	679,757
ICC Holdings Inc.(a)(b)	1,139	13,326
Independence Holding Co.	6,940	261,707
Investors Title Co.	321	41,749
James River Group Holdings Ltd.	23,071	1,027,352
Kemper Corp.	50,768	3,392,825
Kingstone Companies Inc.	6,433	37,890
Kingsway Financial Services Inc.(a)	9,684	28,568
Kinsale Capital Group Inc.	16,825	3,199,779
Lemonade Inc.(a)(b)	11,269	560,295
Lincoln National Corp.	146,251	4,582,044

30

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Loews Corp.	197,848	$6,875,218
Maiden Holdings Ltd.(a)	17,146	20,918
Markel Corp.(a)	11,280	10,983,336
Marsh & McLennan Companies Inc.	410,084	47,036,635
MBIA Inc.(a)(b)	57,290	347,177
Mercury General Corp.	23,806	984,854
MetLife Inc.	617,359	22,947,234
National General Holdings Corp.	51,643	1,742,951
National Security Group Inc. (The)	249	2,866
National Western Life Group Inc., Class A	2,907	531,312
Old Republic International Corp.	215,637	3,178,489
Palomar Holdings Inc.(a)	19,212	2,002,659
Primerica Inc.	29,895	3,382,320
Principal Financial Group Inc.	209,327	8,429,598
ProAssurance Corp.	36,192	566,043
Progressive Corp. (The)	473,938	44,867,711
ProSight Global Inc.(a)	27,691	314,016
Protective Insurance Corp., Class A	175	2,503
Protective Insurance Corp., Class B, NVS	7,067	92,790
Prudential Financial Inc.	317,268	20,152,863
Reinsurance Group of America Inc.	54,909	5,226,788
RenaissanceRe Holdings Ltd.	42,795	7,264,023
RLI Corp.	29,278	2,451,447
Safety Insurance Group Inc.	11,290	780,026
Selective Insurance Group Inc.	48,565	2,500,612
Selectquote Inc.(a)	26,209	530,732
State Auto Financial Corp.	13,653	187,865
Stewart Information Services Corp.	16,242	710,263
Third Point Reinsurance Ltd.(a)	35,471	246,523
Tiptree Inc.	27,991	138,555
Travelers Companies Inc. (The)	206,158	22,304,234
Trupanion Inc.(a)(b)	21,150	1,668,735
Unico American Corp.(a)(b)	619	3,281
United Fire Group Inc.	14,975	304,292
United Insurance Holdings Corp.	8,481	51,395
Universal Insurance Holdings Inc.	20,849	288,550
Unum Group	174,242	2,932,493
Watford Holdings Ltd.(a)	8,743	200,564
White Mountains Insurance Group Ltd.(b)	2,302	1,793,258
Willis Towers Watson PLC	103,449	21,602,220
WR Berkley Corp.	109,129	6,673,238

		536,936,160

Interactive Media & Services — 4.9%
Alphabet Inc., Class A(a)	242,138	354,877,453
Alphabet Inc., Class C, NVS(a)	236,592	347,695,603
ANGI Homeservices Inc., Class A(a)	46,285	513,532
AutoWeb Inc.(a)(b)	5,613	17,625
Cargurus Inc.(a)(b)	69,765	1,509,017
Cars.com Inc.(a)	57,301	462,992
DHI Group Inc.(a)	29,725	67,178
Eventbrite Inc., Class A(a)(b)	64,325	697,926
EverQuote Inc., Class A(a)(b)	12,009	464,028
Facebook Inc., Class A(a)	1,937,450	507,418,155
IAC/InterActiveCorp.(a)(b)	65,159	7,804,745
IZEA Worldwide Inc.(a)(b)	6,788	6,757
Liberty TripAdvisor Holdings Inc., Class A(a)	56,779	98,228
Match Group Inc(a)(b)	210,502	23,292,046
Pinterest Inc., Class A(a)	374,580	15,548,816
QuinStreet Inc.(a)	28,572	452,580
Snap Inc., Class A, NVS(a)(b)	725,564	18,944,476

Security	Shares	Value

Interactive Media & Services (continued)
Super League Gaming Inc.(a)(b)	6,266	$11,467
Travelzoo(a)	6,913	44,451
TripAdvisor Inc.	84,513	1,655,610
TrueCar Inc.(a)(b)	65,080	325,400
Twitter Inc.(a)	633,387	28,185,721
Yelp Inc.(a)	58,620	1,177,676
Zedge Inc., Class B(a)	6,490	9,475
Zillow Group Inc., Class A(a)	27,442	2,786,461
Zillow Group Inc., Class C, NVS(a)(b)	113,744	11,555,253
ZoomInfo Technologies Inc.(a)(b)	48,829	2,099,159

		1,327,721,830

Internet & Direct Marketing Retail — 4.5%
1-800-Flowers.com Inc., Class A(a)(b)	13,748	342,875
Amazon.com Inc.(a)	343,097	1,080,319,817
Booking Holdings Inc.(a)	33,161	56,727,860
CarParts.com Inc.(a)	14,196	153,459
Chewy Inc., Class A(a)(b)	57,830	3,170,819
Duluth Holdings Inc., Class B(a)(b)	16,072	196,400
eBay Inc.	541,044	28,188,392
Etsy Inc.(a)	97,910	11,908,793
Expedia Group Inc.	106,494	9,764,435
Groupon Inc.(a)	16,668	340,027
Grubhub Inc.(a)	72,470	5,241,755
iMedia Brands Inc.(a)	2,509	14,552
Lands’ End Inc.(a)	14,167	184,596
Leaf Group Ltd.(a)	8,074	40,532
Liquidity Services Inc.(a)	21,211	158,234
Magnite Inc.(a)(b)	54,068	375,502
Overstock.com Inc.(a)	36,126	2,624,554
PetMed Express Inc.	19,780	625,444
Quotient Technology Inc.(a)(b)	50,054	369,399
Qurate Retail Inc., Series A	338,421	2,429,863
RealReal Inc. (The)(a)(b)	47,535	687,831
Remark Holdings Inc.(a)(b)	13,649	15,969
Revolve Group Inc.(a)	19,271	316,623
Shutterstock Inc.	14,528	756,037
Stamps.com Inc.(a)(b)	14,272	3,438,838
Stitch Fix Inc., Class A(a)(b)	46,147	1,251,968
Waitr Holdings Inc.(a)	42,232	135,987
Wayfair Inc., Class A(a)(b)	54,627	15,897,003

		1,225,677,564

IT Services — 5.5%
Accenture PLC, Class A	512,665	115,857,163
Akamai Technologies Inc.(a)(b)	130,188	14,390,981
ALJ Regional Holdings Inc.(a)	8,096	5,870
Alliance Data Systems Corp.	34,572	1,451,333
Automatic Data Processing Inc.	347,119	48,419,629
BigCommerce Holdings Inc., Series 1(a)(b)	8,504	708,383
Black Knight Inc.(a)(b)	123,992	10,793,504
Booz Allen Hamilton Holding Corp.	112,639	9,346,784
Brightcove Inc.(a)	28,040	287,130
Broadridge Financial Solutions Inc.	93,172	12,298,704
CACI International Inc., Class A(a)	20,916	4,458,455
Cardtronics PLC, Class A(a)(b)	35,596	704,801
Cass Information Systems Inc.	8,700	350,088
Cognizant Technology Solutions Corp., Class A	434,670	30,174,791
Computer Task Group Inc.(a)	13,602	67,602
Conduent Inc.(a)	142,505	453,166
CSG Systems International Inc.	31,458	1,288,205

31

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
CSP Inc.	681	$5,877
DXC Technology Co.	216,536	3,865,168
Endurance International Group Holdings Inc.(a)	49,851	286,145
EPAM Systems Inc.(a)(b)	45,117	14,585,424
Euronet Worldwide Inc.(a)	44,671	4,069,528
EVERTEC Inc.	50,177	1,741,644
Evo Payments Inc., Class A(a)(b)	35,120	872,732
Exela Technologies Inc.(a)(b)	117,848	45,336
ExlService Holdings Inc.(a)	28,123	1,855,274
Fastly Inc., Class A(a)(b)	60,006	5,621,362
Fidelity National Information Services Inc.	497,951	73,303,367
Fiserv Inc.(a)	449,992	46,371,676
FleetCor Technologies Inc.(a)(b)	68,360	16,276,516
Gartner Inc.(a)(b)	72,535	9,063,248
Genpact Ltd.	143,637	5,594,661
Global Payments Inc.	242,178	43,005,969
GoDaddy Inc., Class A(a)	135,375	10,284,439
GreenSky Inc., Class A(a)(b)	37,329	165,741
GTT Communications Inc.(a)(b)	26,121	134,784
Hackett Group Inc. (The)	20,921	233,897
I3 Verticals Inc., Class A(a)	7,108	179,477
Information Services Group Inc.(a)	22,390	47,243
Innodata Inc.(a)	21,419	66,185
Inpixon(a)	1	1
International Business Machines Corp.	716,619	87,191,034
Jack Henry & Associates Inc.	63,202	10,276,013
KBR Inc.	108,833	2,433,506
Leidos Holdings Inc.	104,913	9,352,994
Limelight Networks Inc.(a)(b)	126,812	730,437
LiveRamp Holdings Inc.(a)	58,308	3,018,605
ManTech International Corp./VA, Class A	20,844	1,435,735
Marathon Patent Group Inc.(a)(b)	302	592
Mastercard Inc., Class A	711,842	240,723,609
MAXIMUS Inc.	50,393	3,447,385
MoneyGram International Inc.(a)	21,754	61,455
MongoDB Inc.(a)	40,941	9,478,251
NIC Inc.	47,750	940,675
Okta Inc.(a)	92,543	19,790,321
Paychex Inc.	260,684	20,794,763
PayPal Holdings Inc.(a)	945,478	186,287,530
Paysign Inc.(a)(b)	26,263	149,174
Perficient Inc.(a)(b)	28,565	1,220,868
Perspecta Inc.	113,325	2,204,171
PFSweb Inc.(a)	13,565	90,750
PRGX Global Inc.(a)	20,919	99,574
Priority Technology Holdings Inc.(a)(b)	5,539	17,476
Rackspace Technology Inc.(a)	30,410	586,609
Replay Holding Corp.(a)(b)	45,982	1,080,577
Sabre Corp.	257,978	1,679,437
Science Applications International Corp.	49,939	3,916,216
ServiceSource International Inc.(a)(b)	43,503	63,949
Shift4 Payments Inc.(a)	20,176	975,711
Snowflake Inc.(a)	22,534	5,656,034
Square Inc., Class A(a)	300,603	48,863,018
StarTek Inc.(a)(b)	7,865	41,291
Steel Connect Inc.(a)(b)	35,998	19,525
Switch Inc., Class A	62,015	968,054
Sykes Enterprises Inc.(a)(b)	29,009	992,398
TTEC Holdings Inc.	13,831	754,481
Tucows Inc., Class A(a)	7,784	536,318

Security	Shares	Value

IT Services (continued)
Twilio Inc., Class A(a)(b)	110,143	$27,215,234
Unisys Corp.(a)(b)	35,305	376,704
Usio Inc.(a)	908	1,398
VeriSign Inc.(a)	81,439	16,682,779
Verra Mobility Corp.(a)(b)	132,997	1,284,751
Virtusa Corp.(a)	21,485	1,056,203
Visa Inc., Class A	1,358,648	271,688,841
Western Union Co. (The)	323,123	6,924,526
WEX Inc.(a)	34,426	4,784,181
WidePoint Corp.(a)	58,476	29,232

		1,484,654,668

Leisure Products — 0.2%
Acushnet Holdings Corp.	34,100	1,146,101
American Outdoor Brands Inc.(a)	10,701	139,434
Brunswick Corp./DE	62,096	3,658,075
Callaway Golf Co.	72,341	1,384,607
Clarus Corp.	17,288	244,107
Escalade Inc.	7,211	131,889
Hasbro Inc.	102,728	8,497,660
JAKKS Pacific Inc.(a)(b)	1,371	5,210
Johnson Outdoors Inc., Class A	6,513	533,350
Malibu Boats Inc., Class A(a)(b)	14,352	711,285
Marine Products Corp.	28,158	440,391
MasterCraft Boat Holdings Inc.(a)	14,819	259,184
Mattel Inc.(a)	280,619	3,283,242
Nautilus Inc.(a)	21,709	372,526
Peloton Interactive Inc., Class A(a)(b)	166,827	16,555,911
Polaris Inc.	45,842	4,324,734
Smith & Wesson Brands Inc.(b)	42,801	664,272
Sturm Ruger & Co. Inc.	11,804	721,933
Vista Outdoor Inc.(a)	55,889	1,127,840
YETI Holdings Inc.(a)	57,646	2,612,517

		46,814,268

Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)(b)	52,381	6,530,863
Adaptive Biotechnologies Corp.(a)(b)	65,959	3,207,586
Agilent Technologies Inc.	247,666	24,999,406
Avantor Inc.(a)	363,685	8,179,276
Berkeley Lights Inc.(a)	8,858	676,397
Bioanalytical Systems Inc.(a)(b)	6,517	31,151
Bio-Rad Laboratories Inc., Class A(a)	17,418	8,978,282
Bio-Techne Corp.	32,058	7,941,728
Bruker Corp.	86,385	3,433,804
Champions Oncology Inc.(a)	4,657	43,077
Charles River Laboratories International Inc.(a)	40,112	9,083,362
ChromaDex Corp.(a)(b)	14,081	56,465
Codexis Inc.(a)	34,365	403,445
Fluidigm Corp.(a)	37,464	278,358
Harvard Bioscience Inc.(a)	87,346	262,911
Illumina Inc.(a)	118,192	36,530,783
IQVIA Holdings Inc.(a)	154,863	24,411,055
Luminex Corp.	38,389	1,007,711
Medpace Holdings Inc.(a)(b)	22,430	2,506,553
Mettler-Toledo International Inc.(a)	19,154	18,497,976
NanoString Technologies Inc.(a)	25,010	1,117,947
NeoGenomics Inc.(a)(b)	84,360	3,112,040
Pacific Biosciences of California Inc.(a)(b)	115,064	1,135,682
PerkinElmer Inc.	90,660	11,378,737
Personalis Inc.(a)	23,265	504,153

32

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
PPD Inc.(a)	82,284	$3,043,685
PRA Health Sciences Inc.(a)	51,222	5,195,960
Quanterix Corp.(a)	24,356	821,771
Repligen Corp.(a)	38,107	5,622,307
Syneos Health Inc.(a)	55,610	2,956,228
Thermo Fisher Scientific Inc.	318,773	140,744,655
Waters Corp.(a)	49,905	9,765,410

		342,458,764

Machinery — 1.8%
AGCO Corp.	51,323	3,811,759
Alamo Group Inc.	6,465	698,414
Albany International Corp., Class A	27,584	1,365,684
Allison Transmission Holdings Inc.	88,889	3,123,559
Altra Industrial Motion Corp.(b)	49,198	1,818,850
Art’s-Way Manufacturing Co. Inc.(a)(b)	304	702
Astec Industries Inc.	14,623	793,298
Barnes Group Inc.	36,931	1,319,914
Blue Bird Corp.(a)	26,775	325,584
Caterpillar Inc.	434,753	64,843,410
Chart Industries Inc.(a)	28,378	1,994,122
Chicago Rivet & Machine Co.	125	2,700
CIRCOR International Inc.(a)(b)	15,012	410,578
Colfax Corp.(a)	85,113	2,669,144
Columbus McKinnon Corp./NY	14,633	484,352
Commercial Vehicle Group Inc.(a)	21,363	139,500
Crane Co.	42,490	2,130,024
Cummins Inc.	118,236	24,966,714
Deere & Co.	253,663	56,219,331
Donaldson Co. Inc.	101,926	4,731,405
Douglas Dynamics Inc.	15,579	532,802
Dover Corp.	117,591	12,739,809
Eastern Co. (The)	6,457	126,041
Energy Recovery Inc.(a)(b)	13,768	112,898
Enerpac Tool Group Corp.	43,399	816,335
EnPro Industries Inc.	15,125	853,201
ESCO Technologies Inc.	21,542	1,735,424
Evoqua Water Technologies Corp.(a)	65,115	1,381,740
ExOne Co. (The)(a)(b)	7,355	89,878
Federal Signal Corp.	49,707	1,453,930
Flowserve Corp.	109,782	2,995,951
Fortive Corp.	272,894	20,797,252
Franklin Electric Co. Inc.	28,952	1,703,246
FreightCar America Inc.(a)(b)	7,932	18,085
Gates Industrial Corp. PLC(a)	37,365	415,499
Gencor Industries Inc.(a)	6,934	76,482
Gorman-Rupp Co. (The)	14,454	425,815
Graco Inc.	138,623	8,504,521
Graham Corp.	7,347	93,821
Greenbrier Companies Inc. (The)	28,301	832,049
Helios Technologies Inc.(b)	21,978	799,999
Hillenbrand Inc.	58,149	1,649,106
Hurco Companies Inc.	6,583	186,957
Hyster-Yale Materials Handling Inc.	7,241	269,003
IDEX Corp.	59,596	10,870,906
Illinois Tool Works Inc.	232,740	44,967,695
Ingersoll Rand Inc.(a)(b)	304,948	10,856,149
ITT Inc.	71,181	4,203,238
John Bean Technologies Corp.	26,186	2,406,232
Kadant Inc.	7,593	832,345
Kennametal Inc.	64,373	1,862,955

Security	Shares	Value

Machinery (continued)
LB Foster Co., Class A(a)	7,344	$98,556
Lincoln Electric Holdings Inc.	50,085	4,609,823
Lindsay Corp.	7,468	722,006
LiqTech International Inc.(a)(b)	9,679	81,788
LS Starrett Co. (The), Class A(a)(b)	6,535	19,278
Lydall Inc.(a)	14,881	246,132
Manitex International Inc.(a)(b)	13,656	56,946
Manitowoc Co. Inc. (The)(a)	34,926	293,728
Mayville Engineering Co. Inc.(a)	5,216	47,935
Meritor Inc.(a)	46,092	965,166
Middleby Corp. (The)(a)(b)	45,176	4,052,739
Miller Industries Inc./TN	9,281	283,720
Mueller Industries Inc.	42,886	1,160,495
Mueller Water Products Inc., Class A	128,938	1,339,666
Navistar International Corp.(a)	37,535	1,634,274
Nikola Corp.(a)(b)	110,448	2,261,975
NN Inc.	23,913	123,391
Nordson Corp.	42,886	8,226,393
Omega Flex Inc.	4,226	662,299
Oshkosh Corp.	57,921	4,257,193
Otis Worldwide Corp.	324,074	20,228,699
PACCAR Inc.	281,821	24,033,695
Parker-Hannifin Corp.	104,892	21,223,847
Park-Ohio Holdings Corp.	7,129	114,563
Pentair PLC	139,234	6,372,740
Perma-Pipe International Holdings Inc.(a)(b)	6,903	39,002
Proto Labs Inc.(a)	20,894	2,705,773
RBC Bearings Inc.(a)	20,833	2,525,168
REV Group Inc.	14,804	116,804
Rexnord Corp.	99,947	2,982,418
Shyft Group Inc. (The)(b)	28,509	538,250
Snap-on Inc.	44,971	6,616,583
SPX Corp.(a)	41,904	1,943,508
SPX FLOW Inc.(a)	35,362	1,514,201
Standex International Corp.	7,680	454,656
Stanley Black & Decker Inc.	127,960	20,755,112
Taylor Devices Inc.(a)	702	6,402
Tennant Co.	15,532	937,512
Terex Corp.	50,120	970,323
Timken Co. (The)	51,528	2,793,848
Titan International Inc.	35,776	103,393
Toro Co. (The)	87,270	7,326,316
TriMas Corp.(a)	35,802	816,286
Trinity Industries Inc.	59,314	1,156,623
Twin Disc Inc.(a)	7,289	36,882
Wabash National Corp.	50,540	604,458
Watts Water Technologies Inc., Class A	21,616	2,164,842
Welbilt Inc.(a)	107,532	662,397
Westinghouse Air Brake Technologies Corp.	140,944	8,721,615
Woodward Inc.(b)	44,521	3,568,803
Xylem Inc./NY	145,190	12,213,383

		491,850,013

Marine — 0.0%
Eagle Bulk Shipping Inc.(a)	14,327	234,533
Genco Shipping & Trading Ltd.	15,517	107,067
Kirby Corp.(a)	48,953	1,770,630
Matson Inc.	28,641	1,148,218
Pangaea Logistics Solutions Ltd.	7,245	18,765

		3,279,213

33

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.4%
A H Belo Corp., Class A	14,681	$20,700
Altice USA Inc., Class A(a)	267,665	6,959,290
AMC Networks Inc., Class A(a)(b)	35,165	868,927
Beasley Broadcast Group Inc., Class A	904	1,121
Boston Omaha Corp., Class A(a)	17,032	272,512
Cable One Inc.	4,315	8,135,630
Cardlytics Inc.(a)(b)	23,748	1,675,896
Central European Media Enterprises Ltd., Class A(a)	57,793	242,153
Charter Communications Inc., Class A(a)(b)	120,241	75,071,266
Clear Channel Outdoor Holdings Inc.(a)	291,954	291,954
Comcast Corp., Class A	3,673,537	169,937,822
comScore Inc.(a)	37,466	76,431
Cumulus Media Inc., Class A(a)(b)	34,696	186,318
Daily Journal Corp.(a)(b)	181	43,802
Discovery Inc., Class A(a)(b)	128,383	2,794,898
Discovery Inc., Class C, NVS(a)(b)	254,580	4,989,768
DISH Network Corp., Class A(a)	207,006	6,009,384
Emerald Holding Inc.	36,892	75,260
Entercom Communications Corp., Class A	77,026	124,012
Entravision Communications Corp., Class A	43,326	65,856
EW Scripps Co. (The), Class A, NVS	42,557	486,852
Fluent Inc.(a)	78,184	193,896
Fox Corp., Class A, NVS	272,566	7,585,512
Fox Corp., Class B(a)	129,056	3,609,696
Gannett Co. Inc.	95,095	123,624
Gray Television Inc.(a)	66,931	921,640
Gray Television Inc.(a)	756	9,261
Hemisphere Media Group Inc.(a)	7,369	64,037
Iheartmedia Inc., Class A(a)(b)	47,103	382,476
Insignia Systems Inc.(a)	7,901	5,262
Interpublic Group of Companies Inc. (The)	315,568	5,260,519
John Wiley & Sons Inc., Class A	35,937	1,139,562
John Wiley & Sons Inc., Class B(b)	787	24,830
Lee Enterprises Inc.(a)(b)	43,250	36,278
Liberty Broadband Corp., Class A(a)(b)	19,835	2,812,801
Liberty Broadband Corp., Class C, NVS(a)	124,630	17,805,888
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	69,494	2,305,116
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	141,888	4,693,655
Marchex Inc., Class B(a)	21,702	46,008
MDC Partners Inc., Class A(a)	170,098	273,858
Mediaco Holding Inc., Class A(a)	858	2,222
Meredith Corp.	30,037	394,085
MSG Networks Inc., Class A(a)(b)	37,555	359,401
National CineMedia Inc.	71,856	195,089
New York Times Co. (The), Class A	120,377	5,150,932
News Corp., Class A, NVS	306,115	4,291,732
News Corp., Class B	92,573	1,294,171
Nexstar Media Group Inc., Class A	36,749	3,304,838
Omnicom Group Inc.	175,395	8,682,053
Saga Communications Inc., Class A	6,341	126,059
Salem Media Group Inc.(b)	7,993	7,319
Scholastic Corp., NVS	21,418	449,564
Sinclair Broadcast Group Inc., Class A	27,168	522,441
Sirius XM Holdings Inc.(b)	983,893	5,273,667
SPAR Group Inc.(a)(b)	6,545	4,981
SRAX Inc.(a)(b)	9,726	28,789
TechTarget Inc.(a)	14,265	627,089
TEGNA Inc.	171,903	2,019,860
Townsquare Media Inc., Class A	7,377	34,377

Security	Shares	Value

Media (continued)
Tribune Publishing Co.	5,978	$69,703
Urban One Inc., NVS(a)(b)	21,931	25,659
Urban One Inc.(a)(b)	233	1,335
ViacomCBS Inc., Class A	16,439	497,937
ViacomCBS Inc., Class B, NVS	456,418	12,784,268
WideOpenWest Inc.(a)	56,159	291,465

		372,062,807

Metals & Mining — 0.4%
Alcoa Corp.(a)(b)	153,158	1,781,228
Allegheny Technologies Inc.(a)	95,711	834,600
Ampco-Pittsburgh Corp.(a)(b)	7,131	23,461
Arconic Corp.(a)	78,755	1,500,283
Carpenter Technology Corp.	40,645	738,113
Century Aluminum Co.(a)	44,251	315,067
Cleveland-Cliffs Inc.(b)	323,899	2,079,432
Coeur Mining Inc.(a)	170,949	1,261,604
Commercial Metals Co.	87,491	1,748,070
Compass Minerals International Inc.	29,234	1,735,038
Comstock Mining Inc.(a)(b)	4,245	4,585
Contura Energy Inc.(a)(b)	2,628	19,237
Freeport-McMoRan Inc.	1,175,703	18,387,995
Friedman Industries Inc.	6,940	40,252
General Moly Inc.(a)	79,043	8,853
Gold Resource Corp.(b)	43,289	147,615
Golden Minerals Co.(a)(b)	72,864	30,603
Haynes International Inc.	7,902	135,045
Hecla Mining Co.	467,511	2,374,956
Hycroft Mining Holding Corp.(a)(b)	43,336	455,461
Kaiser Aluminum Corp.	15,112	809,852
Materion Corp.	16,012	833,104
McEwen Mining Inc.(a)(b)	179,428	190,194
Newmont Corp.	649,274	41,196,435
Nucor Corp.	247,406	11,098,633
Olympic Steel Inc.	7,224	82,065
Paramount Gold Nevada Corp.(a)(b)	6,589	7,511
Ramaco Resources Inc.(a)(b)	7,347	25,714
Reliance Steel & Aluminum Co.	49,558	5,056,898
Royal Gold Inc.	52,901	6,357,113
Ryerson Holding Corp.(a)	13,690	78,444
Schnitzer Steel Industries Inc., Class A	21,461	412,695
Solitario Zinc Corp.(a)	28,612	11,445
Steel Dynamics Inc.	157,230	4,501,495
SunCoke Energy Inc.	50,419	172,433
Synalloy Corp.(a)	7,299	40,290
TimkenSteel Corp.(a)(b)	28,987	102,904
U.S. Antimony Corp.(a)(b)	57,030	16,539
United States Steel Corp.(b)	149,407	1,096,647
Universal Stainless & Alloy Products Inc.(a)(b)	6,938	38,090
Warrior Met Coal Inc.	32,139	548,934
Worthington Industries Inc.	35,942	1,465,715

		107,764,648

Mortgage Real Estate Investment — 0.1%
AG Mortgage Investment Trust Inc.	13,801	38,091
AGNC Investment Corp.	451,173	6,275,816
Annaly Capital Management Inc.	1,116,770	7,951,402
Anworth Mortgage Asset Corp.	50,148	82,243
Apollo Commercial Real Estate Finance Inc.	114,678	1,033,249
Arbor Realty Trust Inc.	61,604	706,598
Ares Commercial Real Estate Corp.	20,362	186,109

34

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Arlington Asset Investment Corp., Class A	87,619	$248,838
ARMOUR Residential REIT Inc.	47,998	456,461
Blackstone Mortgage Trust Inc., Class A	126,683	2,783,225
Broadmark Realty Capital Inc.	101,721	1,002,969
Capstead Mortgage Corp.	49,846	280,135
Cherry Hill Mortgage Investment Corp.	6,704	60,202
Chimera Investment Corp.	210,875	1,729,175
Colony Credit Real Estate Inc.	66,272	325,396
Dynex Capital Inc.	12,355	187,920
Ellington Financial Inc.	44,314	543,290
Ellington Residential Mortgage REIT	6,585	73,093
Exantas Capital Corp.	20,835	43,545
Granite Point Mortgage Trust Inc.	50,551	358,407
Great Ajax Corp.	14,621	121,208
Hannon Armstrong Sustainable Infrastructure Capital Inc.	56,335	2,381,280
Hunt Companies Finance Trust Inc.	13,352	36,451
Invesco Mortgage Capital Inc.(b)	151,480	410,511
KKR Real Estate Finance Trust Inc.	22,314	368,850
Ladder Capital Corp.	76,361	543,690
Manhattan Bridge Capital Inc.	879	3,832
MFA Financial Inc.	447,906	1,200,388
New Residential Investment Corp.	323,709	2,573,487
New York Mortgage Trust Inc.	208,784	532,399
PennyMac Mortgage Investment Trust	71,664	1,151,640
Ready Capital Corp.	13,832	154,918
Redwood Trust Inc.	88,978	669,115
Starwood Property Trust Inc.	222,669	3,360,075
TPG RE Finance Trust Inc.	55,610	470,461
Tremont Mortgage Trust(b)	4,936	14,413
Two Harbors Investment Corp.	209,050	1,064,064
Western Asset Mortgage Capital Corp.	23,395	47,726

		39,470,672

Multi-Utilities — 0.8%
Ameren Corp.	195,701	15,476,035
Avista Corp.	57,457	1,960,433
Black Hills Corp.	49,867	2,667,386
CenterPoint Energy Inc.	446,170	8,633,389
CMS Energy Corp.	226,347	13,899,969
Consolidated Edison Inc.	272,896	21,231,309
Dominion Energy Inc.	680,182	53,686,765
DTE Energy Co.	156,874	18,046,785
MDU Resources Group Inc.	171,267	3,853,508
NiSource Inc.	298,981	6,577,582
NorthWestern Corp.	45,649	2,220,367
Public Service Enterprise Group Inc.	411,736	22,608,424
Sempra Energy	234,194	27,719,202
Unitil Corp.	18,617	719,361
WEC Energy Group Inc.	256,639	24,868,319

		224,168,834

Multiline Retail — 0.5%
Big Lots Inc.	30,751	1,371,495
Dillard’s Inc., Class A(b)	8,276	302,239
Dollar General Corp.	201,617	42,262,956
Dollar Tree Inc.(a)	194,297	17,747,088
Kohl’s Corp.	128,425	2,379,715
Macy’s Inc.(b)	255,818	1,458,163
Nordstrom Inc.(b)	84,921	1,012,258
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	47,609	4,158,646

Security	Shares	Value

Multiline Retail (continued)
Target Corp.	401,772	$63,246,948

		133,939,508

Oil, Gas & Consumable Fuels — 1.7%
Abraxas Petroleum Corp.(a)(b)	253,140	36,958
Adams Resources & Energy Inc.	606	12,059
Aemetis Inc.(a)(b)	8,030	25,696
Altus Midstream Co., NVS(a)(b)	3,694	41,040
Amplify Energy Corp.	55,497	47,322
Antero Midstream Corp.	251,839	1,352,375
Antero Resources Corp.(a)(b)	179,323	493,138
Apache Corp.	299,747	2,838,604
Arch Resources Inc.	14,314	608,059
Barnwell Industries Inc.(a)	747	637
Berry Corp.	28,838	91,417
Bonanza Creek Energy Inc.(a)	7,072	132,954
Brigham Minerals Inc., Class A	8,671	77,345
Cabot Oil & Gas Corp.	316,874	5,500,933
Callon Petroleum Co.(a)	25,515	122,982
Camber Energy Inc.(a)	1	1
Centennial Resource Development Inc./DE, Class A(a)(b)	150,700	90,782
Centrus Energy Corp., Class A(a)(b)	6,586	55,125
Cheniere Energy Inc.(a)	180,250	8,340,168
Chevron Corp.	1,504,752	108,342,144
Cimarex Energy Co.	80,708	1,963,626
Clean Energy Fuels Corp.(a)	93,604	232,138
CNX Resources Corp.(a)	190,509	1,798,405
Comstock Resources Inc.(a)	45,569	199,592
Concho Resources Inc.	161,080	7,106,850
ConocoPhillips	862,836	28,335,534
CONSOL Energy Inc.(a)	21,738	96,299
Contango Oil & Gas Co.(a)(b)	65,589	87,889
Continental Resources Inc./OK	63,745	782,789
CVR Energy Inc.	21,477	265,885
Delek U.S. Holdings Inc.	63,140	702,748
Devon Energy Corp.	328,881	3,111,214
Diamond S Shipping Inc.(a)	25,384	174,388
Diamondback Energy Inc.	129,937	3,913,702
Dorian LPG Ltd.(a)	15,253	122,177
Earthstone Energy Inc., Class A(a)	27,971	72,445
EOG Resources Inc.	466,316	16,759,397
EQT Corp.	206,003	2,663,619
Equitrans Midstream Corp.	332,911	2,816,427
Evolution Petroleum Corp.	108,514	243,071
Exxon Mobil Corp.	3,407,271	116,971,613
Falcon Minerals Corp.	56,932	138,914
Gevo Inc.(a)	262	262
Goodrich Petroleum Corp.(a)	36,164	278,101
Green Plains Inc.(a)	21,600	334,368
Gulfport Energy Corp.(a)	129,217	68,110
Hallador Energy Co.	14,291	9,316
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	217,658	8,908,742
HighPoint Resources Corp.(a)(b)	94,004	21,621
HollyFrontier Corp.	119,904	2,363,308
Houston American Energy Corp.(a)	2,346	4,551
International Seaways Inc.	29,647	433,143
Kinder Morgan Inc./DE	1,577,642	19,452,326
Kosmos Energy Ltd.	254,153	247,952
Laredo Petroleum Inc.(a)(b)	3,645	35,721

35

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp., Class A(a)(b)	73,085	$377,849
Marathon Oil Corp.	656,238	2,684,013
Marathon Petroleum Corp.	517,203	15,174,736
Matador Resources Co.(a)(b)	72,035	595,009
Montage Resources Corp.(a)	15,868	69,661
Murphy Oil Corp.	123,508	1,101,691
NACCO Industries Inc., Class A	560	10,198
New Fortress Energy Inc.(b)	15,952	702,048
NextDecade Corp.(a)(b)	154,824	461,376
Noble Energy Inc.	385,473	3,295,794
Northern Oil and Gas Inc.(a)(b)	15,639	89,768
Oasis Petroleum Inc.(a)(b)	184,362	51,621
Occidental Petroleum Corp.(b)	677,732	6,784,097
ONEOK Inc.	357,920	9,298,762
Overseas Shipholding Group Inc., Class A(a)	1,987	4,252
Ovintiv Inc.(b)	212,831	1,736,701
Pacific Ethanol Inc.(a)(b)	43,991	321,574
Panhandle Oil and Gas Inc., Class A	43,120	61,662
Par Pacific Holdings Inc.(a)	33,938	229,760
Parsley Energy Inc., Class A	254,953	2,386,360
PBF Energy Inc., Class A	82,204	467,741
PDC Energy Inc.(a)(b)	84,140	1,042,915
Peabody Energy Corp.	59,277	136,337
PEDEVCO Corp.(a)(b)	1,000	1,490
Penn Virginia Corp.(a)(b)	7,673	75,579
Phillips 66	347,802	18,030,056
Pioneer Natural Resources Co.	130,608	11,230,982
PrimeEnergy Resources Corp.(a)(b)	174	11,519
QEP Resources Inc.	189,009	170,637
Range Resources Corp.	236,462	1,565,378
Renewable Energy Group Inc.(a)(b)	34,593	1,847,958
REX American Resources Corp.(a)	7,606	499,030
Ring Energy Inc.(a)(b)	78,495	53,377
SandRidge Energy Inc.(a)(b)	14,731	24,306
SilverBow Resources Inc.(a)(b)	22,424	88,126
SM Energy Co.	77,974	123,979
Southwestern Energy Co.(a)(b)	462,226	1,086,231
Talos Energy Inc.(a)(b)	13,534	87,294
Targa Resources Corp.	182,766	2,564,207
Tellurian Inc.(a)(b)	77,868	62,045
Torchlight Energy Resources Inc.(a)(b)	172,735	44,911
TransAtlantic Petroleum Ltd.(a)(b)	143,339	33,312
U.S. Energy Corp. Wyoming(a)(b)	571	2,855
Uranium Energy Corp.(a)(b)	318,395	317,376
VAALCO Energy Inc.(a)(b)	193,924	193,924
Valero Energy Corp.	329,950	14,293,434
Vertex Energy Inc.(a)(b)	14,117	7,059
W&T Offshore Inc.(a)(b)	74,051	133,292
Westwater Resources Inc.(a)	11	28
Williams Companies Inc. (The)	978,491	19,227,348
World Fuel Services Corp.	58,415	1,237,814
WPX Energy Inc.(a)	348,430	1,707,307

		470,733,780

Paper & Forest Products — 0.0%
Boise Cascade Co.	28,997	1,157,560
Clearwater Paper Corp.(a)	14,281	541,821
Domtar Corp.	50,914	1,337,511
Louisiana-Pacific Corp.	88,336	2,606,795
Mercer International Inc.	35,259	232,709
Neenah Inc.	14,116	528,927

Security	Shares	Value

Paper & Forest Products (continued)
PH Glatfelter Co.	35,299	$486,067
Resolute Forest Products Inc.(a)	93,477	418,777
Schweitzer-Mauduit International Inc.	22,256	676,360
Verso Corp., Class A	27,610	217,843

		8,204,370

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)	32,061	664,945
Coty Inc., Class A	242,946	655,954
Cyanotech Corp.(a)	812	1,989
Edgewell Personal Care Co.(a)	43,539	1,213,867
elf Beauty Inc.(a)(b)	17,471	320,942
Estee Lauder Companies Inc. (The), Class A	181,578	39,629,398
Herbalife Nutrition Ltd.(a)	82,972	3,870,644
Inter Parfums Inc.	14,213	530,856
Lifevantage Corp.(a)(b)	13,539	163,416
Mannatech Inc.	256	4,291
Medifast Inc.	9,109	1,497,975
MYOS RENS Technology Inc.(a)	307	421
Natural Alternatives International Inc.(a)(b)	880	6,644
Natural Health Trends Corp.	6,924	39,051
Nature’s Sunshine Products Inc.(a)	7,162	82,864
Nu Skin Enterprises Inc., Class A	37,741	1,890,447
Reliv International Inc.(a)	258	869
Revlon Inc., Class A(a)(b)	7,455	47,116
Summer Infant Inc.(a)	887	14,609
United-Guardian Inc.	13,984	209,900
USANA Health Sciences Inc.(a)	9,480	698,202
Veru Inc.(a)(b)	15,205	39,837
Youngevity International Inc.(a)	11,725	7,039

		51,591,276

Pharmaceuticals — 3.7%
9 Meters Biopharma Inc.(a)(b)	17,737	14,456
AcelRx Pharmaceuticals Inc.(a)	80,885	114,857
Acer Therapeutics Inc.(a)(b)	368	1,060
Aclaris Therapeutics Inc.(a)	51,644	132,725
Adamis Pharmaceuticals Corp.(a)	7,948	6,226
Aerie Pharmaceuticals Inc.(a)(b)	33,775	397,532
Aerpio Pharmaceuticals Inc.(a)(b)	114,314	171,471
Agile Therapeutics Inc.(a)(b)	35,810	108,862
Alimera Sciences Inc.(a)(b)	9,480	46,073
AMAG Pharmaceuticals Inc.(a)(b)	29,028	272,863
Amneal Pharmaceuticals Inc.(a)(b)	64,778	251,339
Amphastar Pharmaceuticals Inc.(a)	38,981	730,894
Ampio Pharmaceuticals Inc.(a)(b)	209,313	200,313
ANI Pharmaceuticals Inc.(a)(b)	7,378	208,133
Aquestive Therapeutics Inc.(a)(b)	7,551	36,660
Arvinas Inc.(a)(b)	18,496	436,691
Assertio Holdings Inc.(a)	48,221	32,101
Avenue Therapeutics Inc.(a)	5,201	56,327
Axsome Therapeutics Inc.(a)(b)	21,756	1,550,115
Baudax Bio Inc.(a)(b)	3,060	8,476
BioDelivery Sciences International Inc.(a)	40,598	151,431
Bristol-Myers Squibb Co.	1,815,614	109,463,368
Cara Therapeutics Inc.(a)(b)	42,730	543,739
Cassava Sciences Inc.(a)(b)	5,929	68,243
Catalent Inc.(a)	130,740	11,199,188
cbdMD Inc.(a)(b)	96,162	192,324
Cerecor Inc.(a)(b)	6,691	15,222
Chiasma Inc.(a)	8,862	38,107

36

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Clearside Biomedical Inc.(a)	29,538	$45,489
Collegium Pharmaceutical Inc.(a)(b)	28,107	585,188
Contra Ritter Pharmace, NVS(b)	14,465	978
Corcept Therapeutics Inc.(a)(b)	85,490	1,487,953
CorMedix Inc.(a)(b)	10,274	61,952
Cumberland Pharmaceuticals Inc.(a)(b)	8,012	25,719
Cymabay Therapeutics Inc.(a)	49,060	355,194
Durect Corp.(a)(b)	85,805	146,727
Elanco Animal Health Inc.(a)(b)	264,823	7,396,506
Eli Lilly & Co.	639,218	94,617,048
Eloxx Pharmaceuticals Inc.(a)(b)	35,648	93,754
Endo International PLC(a)	145,940	481,602
Eton Pharmaceuticals Inc.(a)(b)	8,783	69,386
Evofem Biosciences Inc.(a)	15,766	37,208
Evoke Pharma Inc.(a)(b)	58,076	272,376
Evolus Inc.(a)(b)	6,455	25,239
EyeGate Pharmaceuticals Inc.(a)	42	165
Eyenovia Inc.(a)	9,003	28,089
EyePoint Pharmaceuticals Inc.(a)(b)	22,286	11,546
Fulcrum Therapeutics Inc.(a)(b)	3,761	29,825
Harrow Health Inc.(a)(b)	51,119	285,755
Hepion Pharmaceuticals Inc.(a)	86	267
Horizon Therapeutics PLC(a)	169,135	13,138,407
Hoth Therapeutics Inc.(a)	1	2
Innoviva Inc.(a)	65,104	680,337
Intersect ENT Inc.(a)	22,409	365,491
Intra-Cellular Therapies Inc.(a)	57,206	1,467,906
Jaguar Health Inc.(a)	109	32
Jazz Pharmaceuticals PLC(a)(b)	44,277	6,313,457
Johnson & Johnson	2,121,626	315,867,679
Kala Pharmaceuticals Inc.(a)(b)	39,638	297,285
Kaleido Biosciences Inc.(a)(b)	4,527	50,114
Lannett Co. Inc.(a)	28,750	175,663
Lipocine Inc.(a)(b)	64,828	91,407
Liquidia Technologies Inc.(a)	27,485	135,226
Mallinckrodt PLC(a)(b)	73,673	71,706
Marinus Pharmaceuticals Inc.(a)(b)	23,210	298,249
Merck & Co. Inc.	2,038,147	169,064,294
Mylan NV(a)	414,815	6,151,706
MyoKardia Inc.(a)(b)	42,848	5,841,468
Nektar Therapeutics(a)(b)	142,138	2,358,069
Neos Therapeutics Inc.(a)(b)	56,625	30,028
NGM Biopharmaceuticals Inc.(a)	28,501	453,451
NovaBay Pharmaceuticals Inc.(a)	657	480
Novan Inc.(a)(b)	15,026	7,235
Novus Therapeutics Inc.(a)	317	301
Ocular Therapeutix Inc.(a)(b)	35,367	269,143
Odonate Therapeutics Inc.(a)	9,430	126,645
Omeros Corp.(a)(b)	43,487	439,436
OncoMed Pharmaceuticals Inc., NVS(c)	6,598	0	(d)
Onconova Therapeutics Inc.(a)	31	9
Opiant Pharmaceuticals Inc.(a)	2,506	18,745
Optinose Inc.(a)(b)	52,170	203,463
Osmotica Pharmaceuticals PLC(a)(b)	6,393	34,586
Otonomy Inc.(a)(b)	15,065	61,013
Pacira BioSciences Inc.(a)	36,744	2,209,049
Paratek Pharmaceuticals Inc.(a)(b)	14,082	76,184
Perrigo Co. PLC	109,759	5,039,036
Pfizer Inc.	4,477,946	164,340,618
Phathom Pharmaceuticals Inc.(a)(b)	8,941	327,866

Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	21,192	$368,741
PLx Pharma Inc.(a)(b)	348	1,124
Prestige Consumer Healthcare Inc.(a)	43,049	1,567,845
Progenics Pharmaceuticals Inc.(c)	10,240	0	(d)
ProPhase Labs Inc.	123	426
Provention Bio Inc.(a)	28,081	360,279
Pulmatrix Inc.(a)(b)	15	18
Reata Pharmaceuticals Inc., Class A(a)(b)	20,789	2,025,264
Recro Pharma Inc.(a)	7,920	16,632
Relmada Therapeutics Inc.(a)(b)	9,860	370,933
resTORbio Inc.(b)	67,261	19,909
Revance Therapeutics Inc.(a)(b)	50,868	1,278,822
Royalty Pharma PLC, Class A	63,088	2,654,112
Satsuma Pharmaceuticals Inc.(a)(b)	4,780	18,594
scPharmaceuticals Inc.(a)	2,486	18,521
SCYNEXIS Inc.(a)	7,249	31,968
Seelos Therapeutics Inc.(a)	43	40
Seelos Therapeutics Inc. New	43	23
Sonoma Pharmaceuticals Inc.(a)	609	5,085
Supernus Pharmaceuticals Inc.(a)	42,687	889,597
Teligent Inc.(a)(b)	5,130	3,694
TFF Pharmaceuticals Inc.(a)(b)	3,778	69,780
TherapeuticsMD Inc.(a)(b)	128,818	203,532
Theravance Biopharma Inc.(a)(b)	35,860	530,190
Timber Pharmaceuticals Inc.(a)	19	19
Titan Pharmaceuticals Inc.(a)	1,839	304
Trevi Therapeutics Inc.(a)(b)	4,479	18,050
Tricida Inc.(a)(b)	19,885	180,158
Urovant Sciences Ltd.(a)(b)	34,608	323,239
Verrica Pharmaceuticals Inc.(a)(b)	33,956	262,819
VYNE Therapeutics Inc.(a)	236,372	392,378
WaVe Life Sciences Ltd.(a)	16,972	144,092
Xeris Pharmaceuticals Inc.(a)(b)	21,022	124,660
Zoetis Inc.	384,226	63,539,454
Zogenix Inc.(a)(b)	52,460	940,608
Zynerba Pharmaceuticals Inc.(a)(b)	8,972	29,697

		1,004,903,155

Professional Services — 0.5%
Acacia Research Corp.(a)	8,453	29,332
Akerna Corp.(a)(b)	2,408	8,765
ASGN Inc.(a)	43,461	2,762,381
Barrett Business Services Inc.	6,911	362,413
BG Staffing Inc.	19,922	168,739
CBIZ Inc.(a)(b)	36,687	839,032
CoreLogic Inc.	61,723	4,176,795
CoStar Group Inc.(a)	31,770	26,957,163
CRA International Inc.	7,157	268,173
DLH Holdings Corp.(a)	819	5,938
Dun & Bradstreet Holdings Inc.(a)(b)	109,529	2,810,514
Equifax Inc.	97,573	15,309,204
Exponent Inc.	42,506	3,061,707
Forrester Research Inc.(a)	7,302	239,433
Franklin Covey Co.(a)	13,607	241,388
FTI Consulting Inc.(a)(b)	29,702	3,147,521
GEE Group Inc.(a)	802	802
GP Strategies Corp.(a)	14,167	136,570
Heidrick & Struggles International Inc.	14,238	279,777
Hill International Inc.(a)(b)	122,397	161,564
HireQuest Inc.	3,385	25,760
Hudson Global Inc.(a)(b)	1,946	18,779

37

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Huron Consulting Group Inc.(a)	15,691	$617,127
ICF International Inc.	14,471	890,401
IHS Markit Ltd.	301,981	23,708,528
InnerWorkings Inc.(a)(b)	28,981	86,653
Insperity Inc.	30,852	2,020,497
Kelly Services Inc., Class A, NVS	21,864	372,563
Kforce Inc.	20,997	675,473
Korn Ferry	43,567	1,263,443
Lightbridge Corp.(a)	502	2,093
ManpowerGroup Inc.	49,352	3,618,982
Mastech Digital Inc.(a)	1,268	22,837
Mistras Group Inc.(a)	13,829	54,071
Nielsen Holdings PLC	286,795	4,066,753
RCM Technologies Inc.(a)	7,518	10,450
Red Violet Inc.(a)	1,041	19,217
Rekor Systems Inc.(a)	8,698	50,100
Resources Connection Inc.	28,772	332,317
Robert Half International Inc.	94,425	4,998,860
TransUnion	151,882	12,777,833
TriNet Group Inc.(a)(b)	35,344	2,096,606
TrueBlue Inc.(a)	29,700	460,053
Upwork Inc.(a)	79,535	1,387,090
Verisk Analytics Inc.	131,811	24,425,896
Volt Information Sciences Inc.(a)(b)	7,373	10,396
Willdan Group Inc.(a)(b)	6,917	176,453

		145,156,442

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)	7,775	98,509
American Realty Investors Inc.(a)	779	7,066
CBRE Group Inc., Class A(a)	274,893	12,911,724
CKX Lands Inc.(a)	229	2,290
CTO Realty Growth Inc.	6,479	285,724
Cushman & Wakefield PLC(a)	87,516	919,793
eXp World Holdings Inc.(a)	19,130	771,704
Forestar Group Inc.(a)	1,009	17,859
FRP Holdings Inc.(a)	6,501	270,897
Griffin Industrial Realty Inc.	642	34,315
Howard Hughes Corp. (The)(a)	34,884	2,009,318
InterGroup Corp. (The)(a)(b)	126	3,800
Jones Lang LaSalle Inc.	41,796	3,998,205
JW Mays Inc.(a)	106	2,173
Kennedy-Wilson Holdings Inc.	107,061	1,554,526
Marcus & Millichap Inc.(a)	20,938	576,214
Maui Land & Pineapple Co. Inc.(a)(b)	6,893	74,582
Newmark Group Inc., Class A	126,333	545,759
Rafael Holdings Inc., Class B(a)	4,548	70,494
RE/MAX Holdings Inc., Class A	14,174	463,915
Realogy Holdings Corp.	91,213	861,051
Redfin Corp.(a)(b)	76,283	3,808,810
RMR Group Inc. (The), Class A	9,205	252,861
St. Joe Co. (The)(a)(b)	31,923	658,572
Stratus Properties Inc.(a)	6,483	139,773
Tejon Ranch Co.(a)(b)	8,406	118,945
Transcontinental Realty Investors Inc.(a)	269	6,706
Trinity Place Holdings Inc.(a)(b)	122,050	172,091

		30,637,676

Road & Rail — 1.1%
AMERCO	6,579	2,341,992
ArcBest Corp.	20,865	648,067

Security	Shares	Value

Road & Rail (continued)
Avis Budget Group Inc.(a)(b)	35,168	$925,622
Covenant Logistics Group Inc(a)	7,844	137,192
CSX Corp.	619,382	48,107,400
Daseke Inc.(a)(b)	91,126	489,347
Heartland Express Inc.	28,668	533,225
HyreCar Inc.(a)	10,439	32,883
JB Hunt Transport Services Inc.	67,169	8,488,818
Kansas City Southern	77,430	14,001,667
Knight-Swift Transportation Holdings Inc.(b)	107,259	4,365,441
Landstar System Inc.	30,102	3,777,500
Lyft Inc., Class A(a)(b)	196,420	5,411,371
Marten Transport Ltd.	44,619	728,182
Norfolk Southern Corp.	206,542	44,197,923
Old Dominion Freight Line Inc.	78,222	14,151,924
PAM Transportation Services Inc.(a)	673	25,305
Patriot Transportation Holding Inc.	681	5,979
Ryder System Inc.	42,311	1,787,217
Saia Inc.(a)	20,937	2,640,993
Schneider National Inc., Class B	36,253	896,537
Uber Technologies Inc.(a)	1,120,949	40,892,219
Union Pacific Corp.	546,858	107,659,934
Universal Logistics Holdings Inc.	7,009	146,208
USA Truck Inc.(a)(b)	7,080	66,906
Werner Enterprises Inc.	46,712	1,961,437
YRC Worldwide Inc.(a)	27,933	109,497

		304,530,786

Semiconductors & Semiconductor Equipment — 4.8%
ACM Research Inc., Class A(a)	7,801	539,049
Advanced Energy Industries Inc.(a)	35,373	2,226,377
Advanced Micro Devices Inc.(a)	943,721	77,375,685
Aehr Test Systems(a)	13,527	18,803
Alpha & Omega Semiconductor Ltd.(a)	27	346
Ambarella Inc.(a)(b)	25,633	1,337,530
Amkor Technology Inc.(a)(b)	84,181	942,827
Amtech Systems Inc.(a)(b)	7,355	35,966
Analog Devices Inc.	297,217	34,697,113
Applied Materials Inc.	739,396	43,957,092
Atomera Inc.(a)(b)	10,623	111,010
Axcelis Technologies Inc.(a)	21,722	477,884
AXT Inc.(a)	28,609	175,087
Beam Global(a)(b)	4,315	52,470
Broadcom Inc.	324,094	118,073,926
Brooks Automation Inc.	57,373	2,654,075
CEVA Inc.(a)	14,663	577,282
Cirrus Logic Inc.(a)	49,895	3,365,418
CMC Materials Inc.	23,632	3,374,886
Cohu Inc.	29,286	503,133
Cree Inc.(a)(b)	91,591	5,838,010
CVD Equipment Corp.(a)(b)	6,463	19,777
CyberOptics Corp.(a)	6,894	219,505
Diodes Inc.(a)	39,035	2,203,526
DSP Group Inc.(a)	28,833	380,019
eMagin Corp.(a)(b)	15,233	19,346
Enphase Energy Inc.(a)	102,011	8,425,088
Entegris Inc.	108,811	8,089,010
First Solar Inc.(a)(b)	70,344	4,656,773
FormFactor Inc.(a)	57,302	1,428,539
GSI Technology Inc.(a)	14,527	81,932
Ichor Holdings Ltd.(a)	15,789	340,569
Impinj Inc.(a)(b)	11,957	315,067

38

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Inphi Corp.(a)(b)	41,304	$4,636,374
Intel Corp.	3,427,234	177,462,176
inTEST Corp.(a)	6,992	31,464
KLA Corp.	124,075	24,038,290
Kopin Corp.(a)(b)	49,734	68,633
Kulicke & Soffa Industries Inc.	56,790	1,272,096
Lam Research Corp.	117,782	39,074,178
Lattice Semiconductor Corp.(a)(b)	103,586	2,999,851
MACOM Technology Solutions Holdings Inc.(a)	29,824	1,014,314
Marvell Technology Group Ltd.(b)	540,390	21,453,483
Maxim Integrated Products Inc.	216,143	14,613,428
MaxLinear Inc.(a)	56,377	1,310,201
Microchip Technology Inc.	200,877	20,642,121
Micron Technology Inc.(a)	899,460	42,238,642
MKS Instruments Inc.	42,226	4,612,346
Monolithic Power Systems Inc.	33,543	9,378,958
MoSys Inc.(a)(b)	293	425
NeoPhotonics Corp.(a)	21,640	131,788
NVE Corp.	6,322	310,284
NVIDIA Corp.	497,198	269,093,502
NXP Semiconductors NV	224,298	27,994,633
ON Semiconductor Corp.(a)(b)	328,617	7,127,703
Onto Innovation Inc.(a)	38,651	1,151,027
PDF Solutions Inc.(a)	21,405	400,488
Photronics Inc.(a)	47,954	477,622
Pixelworks Inc.(a)(b)	21,399	43,868
Power Integrations Inc.(b)	47,074	2,607,900
Qorvo Inc.(a)	91,719	11,832,668
QUALCOMM Inc.	908,707	106,936,640
QuickLogic Corp.(a)(b)	3,444	10,711
Rambus Inc.(a)	90,228	1,235,221
Rubicon Technology Inc.(a)	842	7,174
Semtech Corp.(a)	50,344	2,666,218
Silicon Laboratories Inc.(a)	35,225	3,446,766
SiTime Corp.(a)	8,295	697,029
Skyworks Solutions Inc.	134,983	19,640,026
SMART Global Holdings Inc.(a)(b)	12,554	343,226
SolarEdge Technologies Inc.(a)	39,923	9,515,647
SunPower Corp.(a)(b)	56,495	706,752
Synaptics Inc.(a)	28,833	2,318,750
Teradyne Inc.	132,599	10,536,317
Texas Instruments Inc.	737,694	105,335,326
Trio-Tech International(a)(b)	311	1,064
Ultra Clean Holdings Inc.(a)	28,040	601,738
Universal Display Corp.	35,301	6,380,303
Veeco Instruments Inc.(a)	36,067	420,902
Xilinx Inc.	199,183	20,762,836

		1,300,094,229

Software — 9.6%
2U Inc.(a)(b)	64,456	2,182,480
8x8 Inc.(a)(b)	73,553	1,143,749
A10 Networks Inc.(a)	29,112	185,443
ACI Worldwide Inc.(a)(b)	92,893	2,427,294
Adobe Inc.(a)	386,537	189,569,341
Agilysys Inc.(a)	13,759	332,417
Alarm.com Holdings Inc.(a)	37,174	2,053,864
Altair Engineering Inc., Class A(a)(b)	30,367	1,274,807
Alteryx Inc., Class A(a)(b)	42,444	4,819,516
American Software Inc./GA, Class A	21,429	300,863
Anaplan Inc.(a)	111,341	6,967,720

Security	Shares	Value

Software (continued)
ANSYS Inc.(a)(b)	69,245	$22,659,041
Appfolio Inc., Class A(a)	11,724	1,662,580
Appian Corp.(a)(b)	31,537	2,042,021
Aquamed Technologies Inc.	1,090	0	(d)
Aspen Technology Inc.(a)	56,433	7,143,854
Asure Software Inc.(a)	5,148	38,867
AudioEye Inc.(a)(b)	2,856	41,655
Autodesk Inc.(a)	176,742	40,829,169
Avalara Inc.(a)(b)	67,573	8,604,746
Avaya Holdings Corp.(a)(b)	44,645	678,604
Aware Inc./MA(a)(b)	14,427	38,953
Benefitfocus Inc.(a)	19,950	223,440
Bill.Com Holdings Inc.(a)(b)	47,753	4,790,103
Blackbaud Inc.	37,781	2,109,313
Blackline Inc.(a)(b)	43,918	3,936,370
Bottomline Technologies DE Inc.(a)	33,081	1,394,695
Box Inc., Class A(a)(b)	124,135	2,154,984
BSQUARE Corp.(a)	7,510	10,139
Cadence Design Systems Inc.(a)	222,547	23,730,187
CDK Global Inc.	99,203	4,324,259
Cerence Inc.(a)	29,588	1,445,966
Ceridian HCM Holding Inc.(a)	105,109	8,687,259
ChannelAdvisor Corp.(a)	20,751	300,267
Citrix Systems Inc.	100,013	13,772,790
Cloudera Inc.(a)	152,197	1,657,425
Cloudflare Inc., Class A(a)(b)	117,020	4,804,841
CommVault Systems Inc.(a)	41,909	1,709,887
Cornerstone OnDemand Inc.(a)(b)	43,165	1,569,479
Coupa Software Inc.(a)(b)	54,593	14,971,584
Crowdstrike Holdings Inc., Class A(a)	122,421	16,810,852
Datadog Inc., Class A(a)	142,907	14,599,379
Digimarc Corp.(a)(b)	9,023	201,484
Digital Turbine Inc.(a)(b)	59,556	1,949,863
DocuSign Inc.(a)	148,576	31,979,498
Domo Inc., Class B(a)	23,931	917,275
Dropbox Inc., Class A(a)	237,553	4,575,271
Duck Creek Technologies Inc.(a)(b)	13,465	611,715
Dynatrace Inc.(a)	149,505	6,132,695
Ebix Inc.	21,379	440,407
eGain Corp.(a)	14,391	203,920
Elastic NV(a)	48,338	5,215,187
Envestnet Inc.(a)	43,329	3,343,266
Everbridge Inc.(a)(b)	28,679	3,605,811
Evolving Systems Inc.(a)	7,300	8,468
Fair Isaac Corp.(a)	23,719	10,089,588
FireEye Inc.(a)	197,269	2,435,286
Five9 Inc.(a)(b)	50,857	6,595,136
Fortinet Inc.(a)	109,897	12,946,966
GSE Systems Inc.(a)(b)	7,901	8,217
GTY Technology Holdings Inc.(a)(b)	13,112	34,747
Guidewire Software Inc.(a)(b)	67,997	7,090,047
HubSpot Inc.(a)(b)	33,941	9,918,578
Intelligent Systems Corp.(a)	6,352	247,601
Intuit Inc.	210,234	68,580,433
Inuvo Inc.(a)(b)	15,329	5,603
Issuer Direct Corp.(a)	318	6,322
j2 Global Inc.(a)	36,937	2,556,779
Jamf Holding Corp.(a)(b)	16,951	637,527
LivePerson Inc.(a)(b)	45,693	2,375,579
Manhattan Associates Inc.(a)	52,024	4,967,772

39

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Marin Software Inc.(a)	1,625	$2,161
Medallia Inc.(a)(b)	62,848	1,723,292
Microsoft Corp.	6,098,294	1,282,654,177
MicroStrategy Inc., Class A(a)	6,910	1,040,370
Mimecast Ltd.(a)(b)	46,618	2,187,317
Mitek Systems Inc.(a)	14,931	190,221
MobileIron Inc.(a)	42,727	299,516
Model N Inc.(a)	17,905	631,688
Net Element Inc.(a)	51	459
NetSol Technologies Inc.(a)	7,288	21,354
New Relic Inc.(a)(b)	44,883	2,529,606
NortonLifeLock Inc.	478,485	9,971,627
Nuance Communications Inc.(a)(b)	220,628	7,322,643
Nutanix Inc., Class A(a)	149,344	3,312,450
NXT-ID Inc.(a)	250	86
Oblong Inc.(a)	1,121	2,578
OneSpan Inc.(a)	21,829	457,536
Oracle Corp.	1,556,464	92,920,901
Pagerduty Inc.(a)(b)	44,599	1,209,079
Palo Alto Networks Inc.(a)	77,807	19,043,263
Pareteum Corp.(a)(b)	59,167	40,044
Park City Group Inc.(a)(b)	13,510	66,604
Paycom Software Inc.(a)	39,309	12,236,892
Paylocity Holding Corp.(a)(b)	31,494	5,083,762
Pegasystems Inc.	33,815	4,092,968
Phunware Inc.(a)(b)	19,527	17,867
Ping Identity Holding Corp.(a)(b)	24,677	770,169
Pluralsight Inc., Class A(a)	73,772	1,263,714
Progress Software Corp.	36,763	1,348,467
Proofpoint Inc.(a)(b)	47,413	5,004,442
PROS Holdings Inc.(a)(b)	28,125	898,313
PTC Inc.(a)(b)	87,069	7,202,348
Q2 Holdings Inc.(a)(b)	41,047	3,745,949
QAD Inc., Class A	7,203	303,967
QAD Inc., Class B	244	8,125
Qualys Inc.(a)(b)	28,618	2,804,850
Qumu Corp.(a)	7,832	36,106
Rapid7 Inc.(a)(b)	43,222	2,646,915
RealNetworks Inc.(a)	21,018	25,642
RealPage Inc.(a)(b)	70,580	4,068,231
Rimini Street Inc.(a)	12,175	39,204
RingCentral Inc., Class A(a)	63,081	17,322,673
Riot Blockchain Inc.(a)(b)	6,883	18,584
Rosetta Stone Inc.(a)	16,512	495,030
SailPoint Technologies Holding Inc.(a)(b)	74,718	2,956,591
salesforce.com Inc.(a)	733,312	184,295,972
Seachange International Inc.(a)	28,104	24,462
SecureWorks Corp., Class A(a)	7,336	83,557
ServiceNow Inc.(a)(b)	155,016	75,182,760
SharpSpring Inc.(a)(b)	6,509	72,575
ShotSpotter Inc.(a)(b)	6,163	191,300
Slack Technologies Inc., Class A(a)(b)	350,238	9,407,393
Smartsheet Inc., Class A(a)	92,813	4,586,818
Smith Micro Software Inc.(a)	7,921	29,545
SolarWinds Corp.(a)(b)	53,002	1,078,061
Splunk Inc.(a)(b)	127,105	23,912,264
Sprout Social Inc., Class A(a)	18,018	693,693
SPS Commerce Inc.(a)	28,588	2,226,148
SS&C Technologies Holdings Inc.	177,228	10,725,839
Support.com Inc.	5,669	10,204

Security	Shares	Value

Software (continued)
SVMK Inc.(a)(b)	96,872	$2,141,840
Synacor Inc.(a)(b)	21,412	32,332
Synchronoss Technologies Inc.(a)(b)	55,070	165,761
Synopsys Inc.(a)	121,243	25,943,577
Telenav Inc.(a)	21,747	78,289
Tenable Holdings Inc.(a)(b)	53,280	2,011,320
Teradata Corp.(a)(b)	94,518	2,145,559
Trade Desk Inc. (The), Class A(a)(b)	33,498	17,378,092
Tyler Technologies Inc.(a)(b)	31,756	11,068,871
Upland Software Inc.(a)(b)	16,738	631,023
Varonis Systems Inc.(a)	23,910	2,759,692
Verb Technology Co. Inc.(a)	15,145	16,357
Verint Systems Inc.(a)	51,357	2,474,380
Veritone Inc.(a)(b)	36,230	331,867
Vertex Inc., Class A(a)	24,039	552,897
VirnetX Holding Corp.	40,068	211,158
VMware Inc., Class A(a)	64,118	9,211,833
Workday Inc., Class A(a)	140,879	30,307,299
Workiva Inc.(a)	31,429	1,752,481
Xperi Holding Corp.	85,210	979,063
Yext Inc.(a)(b)	61,632	935,574
Zendesk Inc.(a)(b)	91,633	9,430,868
Zix Corp.(a)(b)	43,185	252,200
Zoom Video Communications Inc., Class A(a)(b)	146,296	68,775,213
Zscaler Inc.(a)(b)	58,115	8,176,199
Zuora Inc., Class A(a)(b)	60,344	623,957

		2,614,607,318

Specialty Retail — 2.4%
Aaron’s Inc.	54,669	3,096,999
Abercrombie & Fitch Co., Class A	48,461	675,062
Advance Auto Parts Inc.	54,303	8,335,510
American Eagle Outfitters Inc.	108,943	1,613,446
America’s Car-Mart Inc./TX(a)	7,121	604,430
Asbury Automotive Group Inc.(a)	14,560	1,418,872
At Home Group Inc.(a)	58,127	863,767
AutoNation Inc.(a)	49,257	2,607,173
AutoZone Inc.(a)	19,049	22,432,864
Barnes & Noble Education Inc.(a)	30,224	77,978
Bed Bath & Beyond Inc.(b)	105,050	1,573,649
Best Buy Co. Inc.	183,548	20,427,057
Big 5 Sporting Goods Corp.(b)	12,675	94,809
Blink Charging Co.(a)(b)	11,713	120,761
Boot Barn Holdings Inc.(a)(b)	29,522	830,749
Buckle Inc. (The)	20,124	410,328
Build-A-Bear Workshop Inc.(a)(b)	28,741	71,853
Burlington Stores Inc.(a)(b)	52,193	10,756,455
Caleres Inc.	36,956	353,299
Camping World Holdings Inc., Class A	31,865	947,984
CarMax Inc.(a)(b)	128,880	11,845,361
Carvana Co.(a)	45,317	10,108,410
Cato Corp. (The), Class A	29,064	227,280
Chico’s FAS Inc.	105,582	102,679
Children’s Place Inc. (The)	14,698	416,688
Citi Trends Inc.	13,710	342,476
Conn’s Inc.(a)	21,380	226,200
Container Store Group Inc. (The)(a)(b)	14,304	88,828
Designer Brands Inc., Class A	55,113	299,264
Destination XL Group Inc.(a)(b)	35,803	9,223
Dick’s Sporting Goods Inc.	57,010	3,299,739
Express Inc.(a)(b)	37,786	23,049

40

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Five Below Inc.(a)(b)	43,829	$5,566,283
Floor & Decor Holdings Inc., Class A(a)(b)	83,989	6,282,377
Foot Locker Inc.	91,680	3,028,190
Francesca’s Holdings Corp.(a)(b)	2,579	6,912
GameStop Corp., Class A(a)(b)	74,119	756,014
Gap Inc. (The)	173,852	2,960,700
Genesco Inc.(a)	16,286	350,800
Group 1 Automotive Inc.	14,997	1,325,585
GrowGeneration Corp.(a)	33,460	534,691
Guess? Inc.	38,206	443,954
Haverty Furniture Companies Inc.	14,621	306,164
Hibbett Sports Inc.(a)	7,665	300,621
Home Depot Inc. (The)	867,456	240,901,206
J. Jill Inc.(a)	13,494	7,280
Kaspien Holdings Inc., NVS(a)	364	2,810
Kirkland’s Inc.(a)	13,724	112,674
L Brands Inc.	189,521	6,028,663
Lazydays Holdings Inc.(a)(b)	3,257	41,299
Lithia Motors Inc., Class A(b)	18,863	4,299,632
Lowe’s Companies Inc.	608,536	100,931,781
Lumber Liquidators Holdings Inc.(a)(b)	21,517	474,450
MarineMax Inc.(a)	8,743	224,433
Michaels Companies Inc. (The)(a)	66,749	644,462
Monro Inc.	27,949	1,133,891
Murphy USA Inc.(a)	22,236	2,852,212
National Vision Holdings Inc.(a)	64,474	2,465,486
O’Reilly Automotive Inc.(a)	59,631	27,494,661
ODP Corp. (The)	42,704	830,593
Party City Holdco Inc.(a)(b)	43,154	112,200
Penske Automotive Group Inc.	29,439	1,403,063
Recycling Asset Holdings Inc.(b)(c)	7,042	246
Rent-A-Center Inc./TX	42,550	1,271,819
RH(a)(b)	12,269	4,694,365
Ross Stores Inc.	284,182	26,519,864
Sally Beauty Holdings Inc.(a)	107,275	932,220
Shoe Carnival Inc.	6,913	232,139
Signet Jewelers Ltd.	42,145	788,111
Sleep Number Corp.(a)(b)	25,968	1,270,095
Sonic Automotive Inc., Class A	21,810	875,890
Sportsman’s Warehouse Holdings Inc.(a)	22,015	315,035
Tiffany & Co.	86,277	9,995,190
Tilly’s Inc., Class A	13,295	80,169
TJX Companies Inc. (The)	970,730	54,021,124
Tractor Supply Co.	92,188	13,214,228
Ulta Beauty Inc.(a)(b)	45,473	10,185,043
Urban Outfitters Inc.(a)	64,891	1,350,382
Vroom Inc.(a)(b)	27,356	1,416,494
Williams-Sonoma Inc.	64,267	5,812,307
Winmark Corp.	3,469	597,292
Xcel Brands Inc.(a)	315	241
Zumiez Inc.(a)	22,012	612,374

		650,309,957

Technology Hardware, Storage & Peripherals — 5.8%
3D Systems Corp.(a)(b)	98,323	482,766
Apple Inc.	12,954,956	1,500,313,454
AstroNova Inc.	6,424	51,521
Avid Technology Inc.(a)(b)	22,285	190,760
Dell Technologies Inc., Class C(a)	189,849	12,850,879
Diebold Nixdorf Inc.(a)	65,333	499,144
Eastman Kodak Co.(a)(b)	28,976	255,568

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	1,011,072	$9,473,745
HP Inc.	1,111,988	21,116,652
Immersion Corp.(a)	21,714	153,084
Intevac Inc.(a)	15,128	83,355
NCR Corp.(a)	106,916	2,367,120
NetApp Inc.	181,169	7,942,449
One Stop Systems Inc.(a)(b)	8,114	17,039
Pure Storage Inc., Class A(a)(b)	199,395	3,068,689
Seagate Technology PLC	182,900	9,011,483
Super Micro Computer Inc.(a)(b)	35,663	941,503
TransAct Technologies Inc.	7,062	35,310
Western Digital Corp.	242,927	8,878,982
Xerox Holdings Corp.	155,105	2,911,321

		1,580,644,824

Textiles, Apparel & Luxury Goods — 0.8%
Apex Global Brands Inc., NVS(a)(b)	223	1,354
Capri Holdings Ltd.(a)	120,917	2,176,506
Carter’s Inc.	32,266	2,793,590
Charles & Colvard Ltd.(a)(b)	21,457	17,597
Columbia Sportswear Co.	22,355	1,944,438
Crocs Inc.(a)(b)	57,506	2,457,231
Crown Crafts Inc.	7,229	40,844
Culp Inc.	13	161
Deckers Outdoor Corp.(a)	22,454	4,940,105
Delta Apparel Inc.(a)	6,606	94,136
Forward Industries Inc.(a)	7,840	10,898
Fossil Group Inc.(a)	45,266	259,827
G-III Apparel Group Ltd.(a)(b)	29,441	385,972
Hanesbrands Inc.	288,808	4,548,726
Iconix Brand Group Inc.(a)	4,808	3,428
Jerash Holdings U.S. Inc.	1,955	8,876
Kontoor Brands Inc.(a)	36,987	895,085
Lakeland Industries Inc.(a)	6,575	130,185
Levi Strauss & Co., Class A	30,788	412,559
Lululemon Athletica Inc.(a)(b)	95,920	31,593,170
Movado Group Inc.	8,498	84,470
Nike Inc., Class B	1,003,174	125,938,464
Oxford Industries Inc.	13,754	555,111
PVH Corp.	59,683	3,559,494
Ralph Lauren Corp.	37,237	2,530,999
Rocky Brands Inc.	6,980	173,313
Sequential Brands Group Inc.(a)(b)	547	2,538
Skechers U.S.A. Inc., Class A(a)(b)	109,812	3,318,519
Steven Madden Ltd.	64,845	1,264,478
Superior Group of Companies Inc.	7,039	163,516
Tapestry Inc.	232,121	3,628,051
Under Armour Inc., Class A(a)(b)	151,386	1,700,065
Under Armour Inc., Class C, NVS(a)(b)	156,062	1,535,650
Unifi Inc.(a)	13,625	174,945
Vera Bradley Inc.(a)	14,698	89,805
VF Corp.	257,413	18,083,263
Vince Holding Corp.(a)	896	4,847
Wolverine World Wide Inc.	66,300	1,713,192

		217,235,408

Thrifts & Mortgage Finance — 0.1%
1895 Bancorp of Wisconsin Inc.(a)(b)	1,607	14,656
Axos Financial Inc.(a)(b)	41,434	965,827
Bridgewater Bancshares Inc.(a)	42,018	398,751
Broadway Financial Corp./DE(a)(b)	6,407	10,764

41

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Capitol Federal Financial Inc.	127,973	$1,185,670
CBM Bancorp Inc.(b)	3,321	40,749
CF Bankshares Inc.(a)(b)	1,726	20,850
Columbia Financial Inc.(a)	41,175	457,042
Elmira Savings Bank	668	7,368
ESSA Bancorp. Inc.	7,217	88,986
Essent Group Ltd.	84,392	3,123,348
Federal Agricultural Mortgage Corp., Class A	5,212	288,484
Federal Agricultural Mortgage Corp., Class C, NVS	7,230	460,262
FFBW Inc.(a)(b)	2,417	22,623
First Seacoast Bancorp.(a)(b)	2,148	15,573
Flagstar Bancorp. Inc.	34,793	1,030,917
FS Bancorp. Inc.	807	33,087
Greene County Bancorp. Inc.	636	13,795
Guaranty Federal Bancshares Inc.	825	11,434
Hingham Institution For Savings (The)	401	73,784
HMN Financial Inc.(a)	848	11,244
Home Bancorp. Inc.	6,437	155,454
Home Federal Bancorp. Inc./LA	253	5,819
HomeStreet Inc.	12,371	318,677
HV Bancorp Inc.(a)(b)	1,371	18,166
IF Bancorp. Inc.(b)	697	10,783
Impac Mortgage Holdings Inc.(a)(b)	7,004	8,895
Income Opportunity Realty Investors Inc.(a)	108	1,279
Kentucky First Federal Bancorp.	844	5,123
Lake Shore Bancorp. Inc.	652	8,737
Magyar Bancorp. Inc.(a)	714	5,862
Merchants Bancorp./IN	22,463	442,746
Meridian Bancorp. Inc.	36,738	380,238
Meta Financial Group Inc.	28,883	555,131
MGIC Investment Corp.	288,675	2,557,660
Mid-Southern Bancorp Inc.(b)	2,439	31,414
MMA Capital Holdings Inc.(a)	13,940	313,789
Mr Cooper Group Inc.(a)	61,853	1,380,559
New York Community Bancorp. Inc.	390,818	3,232,065
NMI Holdings Inc., Class A(a)	62,985	1,121,133
Northfield Bancorp. Inc.	29,019	264,653
Northwest Bancshares Inc.	93,733	862,344
Oconee Federal Financial Corp.	212	4,622
Ocwen Financial Corp.(a)(b)	6,219	131,345
OP Bancorp.	48,266	276,081
PCSB Financial Corp.	22,760	274,713
PennyMac Financial Services Inc.	34,337	1,995,666
Pioneer Bancorp. Inc./NY(a)(b)	36,437	323,561
Ponce de Leon Federal Bank(a)	34,960	308,347
Premier Financial Corp.	28,053	436,925
Provident Bancorp Inc.	14,695	114,474
Provident Financial Holdings Inc.	6,589	78,409
Provident Financial Services Inc.	57,627	703,049
Prudential Bancorp. Inc.	7,040	74,202
Radian Group Inc.	165,558	2,418,802
Randolph Bancorp Inc.(a)	23,624	293,646
Rhinebeck Bancorp Inc.(a)	3,407	21,532
Riverview Bancorp. Inc.	15,271	63,375
Rocket Companies Inc., Class A(a)(b)	82,171	1,637,668
Security National Financial Corp., Class A(a)	9,217	58,989
Severn Bancorp. Inc.	7,100	46,079
Southern Missouri Bancorp. Inc.	6,429	151,596
Standard AVB Financial Corp.	2,225	72,646
Sterling Bancorp Inc./MI	47,893	144,158

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Territorial Bancorp. Inc.	13,416	$271,406
TFS Financial Corp.	50,578	742,991
Timberland Bancorp. Inc./WA	6,571	118,278
TrustCo Bank Corp. NY	50,748	264,905
Walker & Dunlop Inc.	21,306	1,129,218
Washington Federal Inc.	63,251	1,319,416
Waterstone Financial Inc.	21,372	331,052
Western New England Bancorp Inc.	20,977	118,100
WSFS Financial Corp.	44,435	1,198,412
WVS Financial Corp.	222	2,953

		35,082,357

Tobacco — 0.6%
22nd Century Group Inc.(a)(b)	80,468	51,564
Altria Group Inc.	1,503,346	58,089,289
Philip Morris International Inc.	1,253,971	94,035,285
Turning Point Brands Inc.	10,234	285,529
Universal Corp./VA	20,111	842,249
Vector Group Ltd.	98,704	956,442

		154,260,358

Trading Companies & Distributors — 0.3%
AeroCentury Corp.(a)(b)	249	495
Air Lease Corp.	85,833	2,525,207
Applied Industrial Technologies Inc.	28,706	1,581,701
Beacon Roofing Supply Inc.(a)	39,068	1,213,843
BlueLinx Holdings Inc.(a)(b)	6,893	148,406
BMC Stock Holdings Inc.(a)	47,686	2,042,391
CAI International Inc.	14,211	391,229
DXP Enterprises Inc./TX(a)	7,965	128,475
EVI Industries Inc.(a)(b)	6,294	167,483
Fastenal Co.	457,632	20,634,627
Foundation Building Materials Inc.(a)(b)	27,155	426,877
GATX Corp.	28,901	1,842,439
General Finance Corp.(a)	8,034	50,855
GMS Inc.(a)	35,958	866,588
H&E Equipment Services Inc.	22,363	439,657
HD Supply Holdings Inc.(a)	124,073	5,116,771
Herc Holdings Inc.(a)	23,209	919,308
Houston Wire & Cable Co.(a)(b)	14,358	35,895
Huttig Building Products Inc.(a)(b)	14,120	30,923
India Globalization Capital Inc.(a)(b)	27,826	28,939
Lawson Products Inc./DE(a)	6,482	265,956
MRC Global Inc.(a)(b)	78,973	338,004
MSC Industrial Direct Co. Inc., Class A	36,375	2,301,810
Nesco Holding Inc.(a)	73,026	303,058
NOW Inc.(a)	85,752	389,314
Rush Enterprises Inc., Class A	21,502	1,086,711
Rush Enterprises Inc., Class B	7,215	319,624
SiteOne Landscape Supply Inc.(a)(b)	36,266	4,422,639
Systemax Inc.	7,433	177,946
Titan Machinery Inc.(a)	14,226	188,210
Transcat Inc.(a)	6,930	203,049
Triton International Ltd.	49,548	2,015,117
United Rentals Inc.(a)(b)	59,014	10,297,943
Univar Solutions Inc.(a)	142,450	2,404,556
Veritiv Corp.(a)	7,045	89,190
Watsco Inc.	26,412	6,151,091
WESCO International Inc.(a)(b)	29,387	1,293,616
Willis Lease Finance Corp.(a)	6,434	118,707

42

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	36,431	$12,997,488

		83,956,138

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	62,698	1,685,949

Water Utilities — 0.1%
American States Water Co.	29,214	2,189,589
American Water Works Co. Inc.	147,477	21,366,468
Artesian Resources Corp., Class A, NVS	6,992	241,014
Cadiz Inc.(a)(b)	14,313	142,128
California Water Service Group	41,018	1,782,232
Essential Utilities Inc.	183,950	7,403,988
Middlesex Water Co.	14,233	884,581
Pure Cycle Corp.(a)(b)	14,177	127,735
SJW Group	21,676	1,319,201
York Water Co. (The)	7,984	337,484

		35,794,420

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	42,113	429,342
Gogo Inc.(a)(b)	36,206	334,544
Shenandoah Telecommunications Co.	34,970	1,553,892
Spok Holdings Inc.	13,294	126,426
T-Mobile U.S. Inc.(a)	470,989	53,862,302
Telephone and Data Systems Inc.	84,253	1,553,625
U.S. Cellular Corp.(a)	8,638	255,080

		58,115,211

Total Common Stocks — 99.8% (Cost: $22,036,383,222)		27,091,909,752

Rights

Biotechnology — 0.0%
Salarius Pharmaceuticals Inc., (Expires 01/19/20)(a)	19,965	0	(d)

Total Rights — 0.0% (Cost: $0)		0	(d)

Warrants

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)(a)	38	0	(d)

Total Warrants — 0.0% (Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(e)(g)(h)	593,078,535	593,612,305

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(g)	29,090,000	$29,090,000

		622,702,305

Total Short-Term Investments — 2.3% (Cost: $622,066,609)		622,702,305

Total Investments in Securities — 102.1% (Cost: $22,658,449,831)		27,714,612,057

Other Assets, Less Liabilities — (2.1)%		(571,625,315)

Net Assets — 100.0%		$27,142,986,742

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

43

Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Axon Enterprise Inc.(a)	32,400	$2,938,680
Boeing Co. (The)	120,869	19,974,811
Curtiss-Wright Corp.	16,207	1,511,465
Hexcel Corp.	43,356	1,454,594
Howmet Aerospace Inc.	100,523	1,680,745
Huntington Ingalls Industries Inc.	12,578	1,770,353
L3Harris Technologies Inc.	112,392	19,088,657
Lockheed Martin Corp.	127,633	48,919,176
Mercury Systems Inc.(a)(b)	28,915	2,239,756
Northrop Grumman Corp.	80,379	25,358,771
Raytheon Technologies Corp.	419,693	24,149,135
Teledyne Technologies Inc.(a)	18,977	5,886,855
TransDigm Group Inc.	28,199	13,397,909

		168,370,907

Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	45,025	4,075,663
United Parcel Service Inc., Class B	164,963	27,487,785

		31,563,448

Auto Components — 0.1%
Fox Factory Holding Corp.(a)	21,559	1,602,480
Gentex Corp.	127,422	3,281,117
Visteon Corp.(a)	10,374	718,088

		5,601,685

Banks — 0.9%
Bank of Hawaii Corp.	12,182	615,435
CIT Group Inc.	23,197	410,819
Commerce Bancshares Inc.	27,999	1,576,064
First Financial Bankshares Inc.	45,266	1,263,374
First Republic Bank/CA	43,700	4,765,922
Glacier Bancorp. Inc.	27,172	870,862
JPMorgan Chase & Co.	759,004	73,069,315
SVB Financial Group(a)	17,190	4,136,258

		86,708,049

Beverages — 1.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	4,739	4,186,243
Brown-Forman Corp., Class B, NVS	94,717	7,134,085
Coca-Cola Co. (The)	802,328	39,610,933
Monster Beverage Corp.(a)	128,676	10,319,815
PepsiCo Inc.	344,839	47,794,685

		109,045,761

Biotechnology — 1.8%
AbbVie Inc.	485,235	42,501,734
Alexion Pharmaceuticals Inc.(a)	66,065	7,559,818
Amgen Inc.	179,293	45,569,109
Arrowhead Pharmaceuticals Inc.(a)	52,106	2,243,684
Emergent BioSolutions Inc.(a)	14,156	1,462,739
Exelixis Inc.(a)	158,011	3,863,369
Incyte Corp.(a)	96,709	8,678,666
Ligand Pharmaceuticals Inc.(a)(b)	8,569	816,797
Regeneron Pharmaceuticals Inc.(a)	36,272	20,304,340
Vertex Pharmaceuticals Inc.(a)	135,143	36,775,113

		169,775,369

Building Products — 0.5%
Allegion PLC	48,298	4,777,155
Builders FirstSource Inc.(a)	27,308	890,787
Carrier Global Corp.	223,558	6,827,461
Fortune Brands Home & Security Inc.	71,272	6,166,454

Security	Shares	Value

Building Products (continued)
Lennox International Inc.	12,050	$3,284,951
Masco Corp.	135,677	7,479,873
Owens Corning	29,999	2,064,231
Trane Technologies PLC	77,268	9,368,745
Trex Co. Inc.(a)(b)	60,692	4,345,547

		45,205,204

Capital Markets — 2.2%
Ameriprise Financial Inc.	40,671	6,267,808
BlackRock Inc.(c)	37,461	21,111,146
Cboe Global Markets Inc.	56,580	4,964,329
Charles Schwab Corp. (The)	440,432	15,956,851
CME Group Inc.	95,170	15,922,893
Eaton Vance Corp., NVS	41,800	1,594,670
Evercore Inc., Class A	14,255	933,132
FactSet Research Systems Inc.	19,765	6,618,903
Federated Hermes Inc.	35,541	764,487
Intercontinental Exchange Inc.	160,582	16,066,229
MarketAxess Holdings Inc.	19,791	9,531,148
Moody’s Corp.	83,753	24,275,807
MSCI Inc.	43,506	15,522,071
Nasdaq Inc.	28,047	3,441,647
S&P Global Inc.	125,040	45,089,424
SEI Investments Co.	63,257	3,208,395
Stifel Financial Corp.	17,510	885,306
T Rowe Price Group Inc.	86,880	11,139,754

		203,294,000

Chemicals — 1.8%
Air Products & Chemicals Inc.	114,612	34,138,330
Cabot Corp.	13,344	480,784
Celanese Corp.	61,593	6,618,168
Dow Inc.	383,728	18,054,402
Ecolab Inc.	65,668	13,123,093
FMC Corp.	67,397	7,138,016
Ingevity Corp.(a)	21,797	1,077,644
Linde PLC	193,534	46,086,252
NewMarket Corp.	2,500	855,800
PPG Industries Inc.	62,700	7,654,416
RPM International Inc.	40,499	3,354,937
Scotts Miracle-Gro Co. (The)	21,201	3,241,845
Sherwin-Williams Co. (The)	42,498	29,610,057
Valvoline Inc.	52,952	1,008,206

		172,441,950

Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	26,042	1,070,066
Cintas Corp.	45,230	15,053,901
Clean Harbors Inc.(a)	26,747	1,498,634
Copart Inc.(a)	107,554	11,310,379
Herman Miller Inc.	30,755	927,571
IAA Inc.(a)	47,435	2,469,941
MSA Safety Inc.	11,872	1,592,866
Republic Services Inc.	50,358	4,700,919
Rollins Inc.	36,156	1,959,294
Stericycle Inc.(a)	20,867	1,315,873
Tetra Tech Inc.	28,408	2,712,964
Waste Management Inc.	116,926	13,232,515

		57,844,923

Communications Equipment — 0.3%
Arista Networks Inc.(a)	28,215	5,838,530
Ciena Corp.(a)	49,914	1,981,087

44

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Lumentum Holdings Inc.(a)	38,952	$2,926,464
Motorola Solutions Inc.	87,886	13,781,403
ViaSat Inc.(a)	15,288	525,754

		25,053,238

Construction & Engineering — 0.0%
EMCOR Group Inc.	13,430	909,345
MasTec Inc.(a)	29,181	1,231,438
Quanta Services Inc.	31,511	1,665,672
Valmont Industries Inc.	5,169	641,886

		4,448,341

Construction Materials — 0.2%
Eagle Materials Inc.	21,686	1,871,935
Martin Marietta Materials Inc.	32,499	7,648,965
Vulcan Materials Co.	68,877	9,335,589

		18,856,489

Consumer Finance — 0.4%
American Express Co.	202,645	20,315,161
Discover Financial Services	98,903	5,714,615
FirstCash Inc.	14,451	826,742
LendingTree Inc.(a)(b)	3,969	1,218,047
SLM Corp.	97,621	789,754
Synchrony Financial	279,529	7,315,274

		36,179,593

Containers & Packaging — 0.2%
AptarGroup Inc.	19,921	2,255,057
Avery Dennison Corp.	30,854	3,944,376
Ball Corp.	120,718	10,034,080
Silgan Holdings Inc.	24,251	891,709

		17,125,222

Distributors — 0.1%
LKQ Corp.(a)	75,733	2,100,076
Pool Corp.	20,811	6,962,112

		9,062,188

Diversified Consumer Services — 0.0%
Service Corp. International	46,238	1,950,319
Strategic Education Inc.	6,628	606,263
WW International Inc.(a)(b)	12,647	238,649

		2,795,231

Electric Utilities — 0.5%
Hawaiian Electric Industries Inc.	27,197	904,028
IDACORP Inc.	11,802	942,980
NextEra Energy Inc.	134,646	37,372,344
NRG Energy Inc.	127,120	3,907,669
PNM Resources Inc.	20,723	856,481

		43,983,502

Electrical Equipment — 0.5%
AMETEK Inc.	119,452	11,873,529
Emerson Electric Co.	167,945	11,012,154
Generac Holdings Inc.(a)	32,520	6,297,173
Hubbell Inc.	28,292	3,871,477
Rockwell Automation Inc.	34,332	7,576,386
Sunrun Inc.(a)	42,249	3,256,130

		43,886,849

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	155,217	16,805,345
CDW Corp./DE	73,951	8,839,363
Cognex Corp.	88,881	5,786,153
Coherent Inc.(a)	12,597	1,397,385

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	185,097	$5,998,994
FLIR Systems Inc.	33,533	1,202,158
IPG Photonics Corp.(a)	9,249	1,572,053
Jabil Inc.	69,525	2,381,926
Keysight Technologies Inc.(a)	96,778	9,559,731
Littelfuse Inc.	8,013	1,421,025
National Instruments Corp.	32,134	1,147,184
TE Connectivity Ltd.	85,917	8,397,528
Trimble Inc.(a)	129,522	6,307,721
Zebra Technologies Corp., Class A(a)	27,707	6,994,909

		77,811,475

Energy Equipment & Services — 0.0%
National Oilwell Varco Inc.	62,252	564,003

Entertainment — 2.2%
Electronic Arts Inc.(a)	79,111	10,316,866
Live Nation Entertainment Inc.(a)	49,114	2,646,262
Netflix Inc.(a)	228,822	114,417,865
Take-Two Interactive Software Inc.(a)	59,365	9,808,285
Walt Disney Co. (The)	571,935	70,965,695
World Wrestling Entertainment Inc., Class A	14,090	570,222

		208,725,195

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	32,949	5,271,840
American Campus Communities Inc.	34,303	1,197,861
American Tower Corp.	230,144	55,632,709
Boston Properties Inc.	32,910	2,642,673
Brixmor Property Group Inc.	86,825	1,014,984
Camden Property Trust	27,031	2,405,218
CoreSite Realty Corp.	22,130	2,630,814
Corporate Office Properties Trust	26,755	634,629
Cousins Properties Inc.	76,317	2,181,903
Crown Castle International Corp.	126,052	20,987,658
CyrusOne Inc.	39,524	2,767,866
Douglas Emmett Inc.	54,030	1,356,153
Duke Realty Corp.	112,805	4,162,505
EastGroup Properties Inc.	19,950	2,580,134
EPR Properties	17,985	494,588
Equinix Inc.	45,922	34,906,690
Essex Property Trust Inc.	16,767	3,366,646
Extra Space Storage Inc.	39,045	4,177,425
Federal Realty Investment Trust	15,318	1,124,954
First Industrial Realty Trust Inc.	43,574	1,734,245
Healthcare Realty Trust Inc.	31,998	963,780
Healthpeak Properties Inc.	131,733	3,576,551
Highwoods Properties Inc.	26,965	905,215
Hudson Pacific Properties Inc.	28,742	630,312
Kilroy Realty Corp.	33,083	1,718,993
Lamar Advertising Co., Class A	27,282	1,805,250
Life Storage Inc.	14,833	1,561,470
Mid-America Apartment Communities Inc.	26,731	3,099,459
National Retail Properties Inc.	49,610	1,712,041
Omega Healthcare Investors Inc.	51,155	1,531,581
Physicians Realty Trust	50,151	898,204
PotlatchDeltic Corp.	16,102	677,894
Prologis Inc.	218,193	21,954,580
PS Business Parks Inc., Class A	10,451	1,279,098
Public Storage	34,815	7,753,997
Rayonier Inc.	28,292	748,040
Realty Income Corp.	80,491	4,889,828

45

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Rexford Industrial Realty Inc.	63,898	$2,923,972
SBA Communications Corp.	57,979	18,465,152
Simon Property Group Inc.	63,863	4,130,659
Spirit Realty Capital Inc.	21,839	737,066
STORE Capital Corp.	90,298	2,476,874
Taubman Centers Inc.	13,702	456,140
UDR Inc.	71,615	2,335,365
Urban Edge Properties	27,634	268,602
Weingarten Realty Investors	27,716	470,063

		239,241,681

Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.	19,145	3,401,109
Costco Wholesale Corp.	135,160	47,981,800
Grocery Outlet Holding Corp.(a)	26,882	1,057,000
Sysco Corp.	119,408	7,429,566

		59,869,475

Food Products — 0.3%
Campbell Soup Co.	46,339	2,241,417
Hershey Co. (The)	51,019	7,313,063
Lamb Weston Holdings Inc.	41,777	2,768,562
Lancaster Colony Corp.	5,060	904,728
McCormick & Co. Inc./MD, NVS	32,776	6,361,822
Pilgrim’s Pride Corp.(a)	17,496	261,828
Post Holdings Inc.(a)	14,829	1,275,294
Sanderson Farms Inc.	10,284	1,213,203
Tootsie Roll Industries Inc.	4,142	127,988
Tyson Foods Inc., Class A	73,647	4,380,524

		26,848,429

Gas Utilities — 0.0%
ONE Gas Inc.	13,709	946,058

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	532,815	57,986,256
ABIOMED Inc.(a)	13,373	3,705,123
Align Technology Inc.(a)	37,308	12,213,147
Baxter International Inc.	118,473	9,527,599
Boston Scientific Corp.(a)	438,766	16,765,249
Cantel Medical Corp.	10,928	480,176
Cooper Companies Inc. (The)	14,453	4,872,395
Danaher Corp.	209,656	45,145,226
Dentsply Sirona Inc.	59,321	2,594,107
DexCom Inc.(a)	49,578	20,437,539
Edwards Lifesciences Corp.(a)	322,593	25,749,373
Globus Medical Inc., Class A(a)	40,053	1,983,425
Haemonetics Corp.(a)	16,895	1,474,089
Hill-Rom Holdings Inc.	19,118	1,596,544
Hologic Inc.(a)	72,596	4,825,456
ICU Medical Inc.(a)	10,022	1,831,621
IDEXX Laboratories Inc.(a)	44,082	17,329,075
Integra LifeSciences Holdings Corp.(a)	37,070	1,750,445
Intuitive Surgical Inc.(a)	60,719	43,082,559
LivaNova PLC(a)(b)	12,833	580,180
Masimo Corp.(a)	26,345	6,219,001
NuVasive Inc.(a)	17,585	854,103
Penumbra Inc.(a)	17,257	3,354,416
Quidel Corp.(a)	19,833	4,350,964
ResMed Inc.	75,340	12,915,536
Steris PLC	23,824	4,197,551
Stryker Corp.	111,751	23,285,556

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Teleflex Inc.	24,211	$8,241,909
Varian Medical Systems Inc.(a)	26,010	4,473,720
West Pharmaceutical Services Inc.	38,305	10,530,045

		352,352,385

Health Care Providers & Services — 0.2%
Amedisys Inc.(a)	16,790	3,969,660
Chemed Corp.	8,296	3,984,984
Encompass Health Corp.	24,139	1,568,552
HealthEquity Inc.(a)(b)	39,556	2,031,992
LHC Group Inc.(a)	16,434	3,493,211
MEDNAX Inc.(a)	17,194	279,918

		15,328,317

Health Care Technology — 0.1%
Cerner Corp.	99,783	7,213,313

Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp.	41,675	1,279,006
Caesars Entertainment Inc.(a)	103,439	5,798,790
Chipotle Mexican Grill Inc.(a)(b)	14,551	18,097,224
Choice Hotels International Inc.	14,980	1,287,681
Churchill Downs Inc.	18,433	3,019,694
Darden Restaurants Inc.	31,296	3,152,759
Domino’s Pizza Inc.	20,328	8,645,092
Dunkin’ Brands Group Inc.	43,125	3,532,369
Hilton Worldwide Holdings Inc.	144,307	12,312,273
Jack in the Box Inc.	6,031	478,319
Las Vegas Sands Corp.	97,386	4,544,031
Marriott International Inc./MD, Class A	138,348	12,808,258
Marriott Vacations Worldwide Corp.	21,360	1,939,702
McDonald’s Corp.	169,873	37,285,425
MGM Resorts International	129,920	2,825,760
Papa John’s International Inc.	10,922	898,662
Scientific Games Corp./DE, Class A(a)	28,276	987,115
Six Flags Entertainment Corp.	20,491	415,967
Starbucks Corp.	606,536	52,113,573
Texas Roadhouse Inc.	17,351	1,054,767
Wendy’s Co. (The)	55,563	1,238,777
Wingstop Inc.	15,395	2,103,727
Wyndham Destinations Inc.	20,306	624,613
Wyndham Hotels & Resorts Inc.	47,731	2,410,415
Wynn Resorts Ltd.	50,212	3,605,724
Yum! Brands Inc.	156,345	14,274,298

		196,734,021

Household Durables — 0.5%
DR Horton Inc.	171,567	12,975,612
Garmin Ltd.	77,600	7,361,136
Helen of Troy Ltd.(a)	7,747	1,499,199
KB Home	20,547	788,799
Leggett & Platt Inc.	45,222	1,861,790
NVR Inc.(a)	1,808	7,382,281
PulteGroup Inc.	139,509	6,457,872
Tempur Sealy International Inc.(a)	24,945	2,224,845
Toll Brothers Inc.	29,549	1,437,854
TopBuild Corp.(a)	17,403	2,970,518

		44,959,906

Household Products — 1.5%
Church & Dwight Co. Inc.	68,876	6,454,370
Colgate-Palmolive Co.	200,631	15,478,682
Energizer Holdings Inc.	30,297	1,185,824

46

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	86,754	$12,810,096
Procter & Gamble Co. (The)	749,211	104,132,837

		140,061,809

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	28,619	3,502,107
Honeywell International Inc.	167,494	27,571,187
Roper Technologies Inc.	54,379	21,485,687

		52,558,981

Insurance — 0.9%
Alleghany Corp.	3,702	1,926,706
Aon PLC, Class A(b)	75,581	15,592,360
Arthur J Gallagher & Co.	50,283	5,308,879
Brown & Brown Inc.	121,621	5,505,783
Cincinnati Financial Corp.	36,318	2,831,714
Marsh & McLennan Companies Inc.	160,737	18,436,534
Primerica Inc.	20,557	2,325,819
Progressive Corp. (The)	184,881	17,502,684
RenaissanceRe Holdings Ltd.	26,647	4,523,062
RLI Corp.	13,053	1,092,928
Willis Towers Watson PLC	32,071	6,697,066

		81,743,535

Interactive Media & Services — 8.4%
Alphabet Inc., Class A(a)	155,898	228,484,109
Alphabet Inc., Class C, NVS(a)	152,334	223,870,046
Facebook Inc., Class A(a)	1,247,461	326,710,036
Yelp Inc.(a)	33,277	668,535

		779,732,726

Internet & Direct Marketing Retail — 8.1%
Amazon.com Inc.(a)	220,902	695,560,754
Booking Holdings Inc.(a)	21,247	36,346,818
eBay Inc.	345,886	18,020,661
Etsy Inc.(a)(b)	61,654	7,498,976
Grubhub Inc.(a)	26,684	1,930,054

		759,357,263

IT Services — 6.7%
Accenture PLC, Class A	207,959	46,996,654
Akamai Technologies Inc.(a)	60,497	6,687,338
Automatic Data Processing Inc.	138,228	19,281,424
Broadridge Financial Solutions Inc.	41,725	5,507,700
CACI International Inc., Class A(a)	12,993	2,769,588
Fiserv Inc.(a)	288,232	29,702,308
FleetCor Technologies Inc.(a)	43,584	10,377,350
Gartner Inc.(a)	46,512	5,811,674
Global Payments Inc.	76,094	13,512,773
Jack Henry & Associates Inc.	20,803	3,382,360
KBR Inc.	73,708	1,648,111
Leidos Holdings Inc.	34,589	3,083,609
LiveRamp Holdings Inc.(a)	14,113	730,630
Mastercard Inc., Class A	458,334	154,994,809
MAXIMUS Inc.	16,985	1,161,944
Paychex Inc.	111,306	8,878,880
PayPal Holdings Inc.(a)	608,767	119,945,362
Perspecta Inc.	71,526	1,391,181
Sabre Corp.	77,514	504,616
Science Applications International Corp.	13,615	1,067,688
VeriSign Inc.(a)	27,607	5,655,294
Visa Inc., Class A(b)	874,786	174,930,957
Western Union Co. (The)	213,854	4,582,891

Security	Shares	Value

IT Services (continued)
WEX Inc.(a)	22,493	$3,125,852

		625,730,993

Leisure Products — 0.0%
Brunswick Corp./DE	20,800	1,225,328
Polaris Inc.	29,909	2,821,615

		4,046,943

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	90,836	9,168,986
Bio-Rad Laboratories Inc., Class A(a)	7,951	4,098,422
Bio-Techne Corp.	19,832	4,912,981
Charles River Laboratories International Inc.(a)	25,844	5,852,374
Illumina Inc.(a)	45,567	14,083,848
IQVIA Holdings Inc.(a)	68,660	10,822,876
Medpace Holdings Inc.(a)	14,184	1,585,062
Mettler-Toledo International Inc.(a)	7,886	7,615,905
PerkinElmer Inc.	32,948	4,135,303
PRA Health Sciences Inc.(a)	32,906	3,337,985
Repligen Corp.(a)(b)	25,400	3,747,516
Syneos Health Inc.(a)	36,259	1,927,528
Thermo Fisher Scientific Inc.	205,251	90,622,422
Waters Corp.(a)	19,925	3,898,924

		165,810,132

Machinery — 1.6%
AGCO Corp.	17,322	1,286,505
Caterpillar Inc.	165,635	24,704,460
Colfax Corp.(a)	23,558	738,779
Cummins Inc.	48,346	10,208,741
Deere & Co.	96,022	21,281,356
Donaldson Co. Inc.	42,140	1,956,139
Dover Corp.	43,741	4,738,900
Graco Inc.	86,746	5,321,867
IDEX Corp.	22,527	4,109,150
Illinois Tool Works Inc.	91,308	17,641,619
Ingersoll Rand Inc.(a)(b)	140,963	5,018,283
ITT Inc.	30,580	1,805,749
Lincoln Electric Holdings Inc.	30,764	2,831,518
Middleby Corp. (The)(a)	16,783	1,505,603
Nordson Corp.	28,078	5,385,922
Oshkosh Corp.	20,889	1,535,341
Otis Worldwide Corp.	111,779	6,977,245
PACCAR Inc.	179,981	15,348,780
Parker-Hannifin Corp.	36,718	7,429,520
Timken Co. (The)	35,285	1,913,153
Toro Co. (The)	55,424	4,652,845
Woodward Inc.(b)	29,305	2,349,089
Xylem Inc./NY	55,234	4,646,284

		153,386,848

Marine — 0.0%
Kirby Corp.(a)	16,228	586,967

Media — 1.3%
Cable One Inc.	2,820	5,316,913
Charter Communications Inc., Class A(a)	77,610	48,455,027
Comcast Corp., Class A	1,324,545	61,273,452
New York Times Co. (The), Class A	49,370	2,112,542

		117,157,934

Metals & Mining — 0.2%
Compass Minerals International Inc.	12,736	755,881
Freeport-McMoRan Inc.	415,042	6,491,257

47

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Reliance Steel & Aluminum Co.	33,156	$3,383,238
Royal Gold Inc.	34,086	4,096,115
Steel Dynamics Inc.	50,941	1,458,441

		16,184,932

Multi-Utilities — 0.1%
Black Hills Corp.	15,069	806,041
MDU Resources Group Inc.	43,789	985,253
Sempra Energy	67,715	8,014,747

		9,806,041

Multiline Retail — 0.6%
Dollar General Corp.	129,110	27,064,038
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	15,927	1,391,224
Target Corp.	166,026	26,135,813

		54,591,075

Oil, Gas & Consumable Fuels — 0.5%
Apache Corp.	121,395	1,149,611
Cabot Oil & Gas Corp.	129,055	2,240,395
Cimarex Energy Co.	28,672	697,590
ConocoPhillips	555,659	18,247,841
EOG Resources Inc.	151,476	5,444,047
Hess Corp.	142,205	5,820,451
Murphy Oil Corp.	35,121	313,279
Phillips 66	112,887	5,852,062
Pioneer Natural Resources Co.	52,429	4,508,370
WPX Energy Inc.(a)	216,957	1,063,089

		45,336,735

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	40,986	1,209,497

Personal Products — 0.3%
Coty Inc., Class A	72,393	195,461
Estee Lauder Companies Inc. (The), Class A	117,013	25,538,087

		25,733,548

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	643,198	38,778,407
Catalent Inc.(a)	84,512	7,239,298
Eli Lilly & Co.	226,545	33,533,191
Jazz Pharmaceuticals PLC(a)	21,930	3,126,999
Johnson & Johnson	573,737	85,417,964
Merck & Co. Inc.	721,767	59,870,573
Nektar Therapeutics(a)	29,295	486,004
Zoetis Inc.	246,527	40,768,170

		269,220,606

Professional Services — 0.4%
ASGN Inc.(a)	16,781	1,066,600
CoreLogic Inc.	18,635	1,261,030
Equifax Inc.	37,792	5,929,565
FTI Consulting Inc.(a)	18,762	1,988,209
IHS Markit Ltd.	141,648	11,120,785
Insperity Inc.	10,959	717,705
Verisk Analytics Inc.	58,290	10,801,720

		32,885,614

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	174,436	8,193,259
Jones Lang LaSalle Inc.	12,838	1,228,083

		9,421,342

Road & Rail — 1.1%
CSX Corp.	198,113	15,387,437

Security	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services Inc.	25,494	$3,221,932
Kansas City Southern	48,953	8,852,171
Knight-Swift Transportation Holdings Inc.	63,936	2,602,195
Landstar System Inc.	13,239	1,661,362
Norfolk Southern Corp.	71,473	15,294,507
Old Dominion Freight Line Inc.	50,054	9,055,769
Union Pacific Corp.	218,371	42,990,699
Werner Enterprises Inc.	13,715	575,893

		99,641,965

Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices Inc.(a)	609,161	49,945,110
Analog Devices Inc.	191,804	22,391,199
Applied Materials Inc.	473,531	28,151,418
Broadcom Inc.	208,678	76,025,569
Cirrus Logic Inc.(a)	30,059	2,027,480
CMC Materials Inc.	15,167	2,165,999
Enphase Energy Inc.(a)(b)	47,198	3,898,083
Intel Corp.	1,257,804	65,129,091
KLA Corp.	80,657	15,626,487
Lam Research Corp.	75,611	25,083,949
Maxim Integrated Products Inc.	60,511	4,091,149
Microchip Technology Inc.	131,332	13,495,676
Micron Technology Inc.(a)	576,443	27,069,763
MKS Instruments Inc.	28,366	3,098,418
Monolithic Power Systems Inc.	21,694	6,065,859
NVIDIA Corp.	320,133	173,262,382
Qorvo Inc.(a)	59,626	7,692,350
QUALCOMM Inc.	585,401	68,889,990
Semtech Corp.(a)(b)	17,559	929,925
Silicon Laboratories Inc.(a)	22,537	2,205,246
Skyworks Solutions Inc.	50,318	7,321,269
SolarEdge Technologies Inc.(a)(b)	25,876	6,167,545
Synaptics Inc.(a)	10,600	852,452
Teradyne Inc.	85,996	6,833,242
Texas Instruments Inc.	294,650	42,073,074
Universal Display Corp.	22,081	3,990,920
Xilinx Inc.	78,430	8,175,543

		672,659,188

Software — 14.2%
ACI Worldwide Inc.(a)	60,126	1,571,092
Adobe Inc.(a)	248,872	122,054,295
ANSYS Inc.(a)	44,450	14,545,374
Autodesk Inc.(a)	113,963	26,326,593
Blackbaud Inc.	25,586	1,428,466
Cadence Design Systems Inc.(a)	144,999	15,461,243
CDK Global Inc.	38,497	1,678,084
Ceridian HCM Holding Inc.(a)	40,523	3,349,226
Citrix Systems Inc.	33,419	4,602,130
CommVault Systems Inc.(a)	10,712	437,050
Fair Isaac Corp.(a)	15,095	6,421,111
Fortinet Inc.(a)	69,834	8,227,144
Intuit Inc.	135,841	44,312,693
j2 Global Inc.(a)	22,783	1,577,039
Manhattan Associates Inc.(a)	33,254	3,175,424
Microsoft Corp.	3,926,483	825,857,169
NortonLifeLock Inc.	190,616	3,972,437
Oracle Corp.	601,847	35,930,266
Paycom Software Inc.(a)	25,215	7,849,430
Paylocity Holding Corp.(a)	19,318	3,118,312

48

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
PTC Inc.(a)	28,121	$2,326,169
Qualys Inc.(a)	17,479	1,713,117
salesforce.com Inc.(a)	472,157	118,662,497
ServiceNow Inc.(a)	99,513	48,263,805
Synopsys Inc.(a)	78,948	16,893,293
Teradata Corp.(a)(b)	22,845	518,582
Tyler Technologies Inc.(a)(b)	20,963	7,306,863

		1,327,578,904

Specialty Retail — 2.9%
Aaron’s Inc.	19,926	1,128,808
AutoZone Inc.(a)	12,103	14,252,977
CarMax Inc.(a)	84,637	7,778,987
Five Below Inc.(a)	28,987	3,681,349
Home Depot Inc. (The)	396,549	110,125,623
Lithia Motors Inc., Class A	11,534	2,629,060
Lowe’s Companies Inc.	258,795	42,923,739
Murphy USA Inc.(a)	14,292	1,833,235
O’Reilly Automotive Inc.(a)	38,390	17,700,861
RH(a)(b)	8,032	3,073,204
Ross Stores Inc.	185,032	17,267,186
Tiffany & Co.	56,046	6,492,929
TJX Companies Inc. (The)	621,908	34,609,180
Tractor Supply Co.	29,448	4,221,076
Ulta Beauty Inc.(a)	15,953	3,573,153
Williams-Sonoma Inc.	27,862	2,519,839

		273,811,206

Technology Hardware, Storage & Peripherals — 10.4%
Apple Inc.	8,341,247	965,999,815
NCR Corp.(a)	28,605	633,315
NetApp Inc.	52,455	2,299,627
Seagate Technology PLC	69,662	3,432,247
Xerox Holdings Corp.	91,759	1,722,316

		974,087,320

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	14,489	1,254,458
Columbia Sportswear Co.	9,376	815,524
Deckers Outdoor Corp.(a)	14,568	3,205,106
Nike Inc., Class B	432,758	54,328,439
Skechers U.S.A. Inc., Class A(a)(b)	69,654	2,104,944
VF Corp.	87,934	6,177,363

		67,885,834

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	57,239	2,118,415
New York Community Bancorp. Inc.	121,576	1,005,434
Washington Federal Inc.	25,702	536,144

		3,659,993

Tobacco — 0.4%
Altria Group Inc.	376,749	14,557,582
Philip Morris International Inc.	355,465	26,656,320

		41,213,902

Trading Companies & Distributors — 0.2%
Fastenal Co.	208,801	9,414,837
United Rentals Inc.(a)	37,517	6,546,716
Watsco Inc.	8,638	2,011,704

		17,973,257

Water Utilities — 0.1%
American Water Works Co. Inc.	47,011	6,810,953

Security	Shares	Value

Water Utilities (continued)
Essential Utilities Inc.	63,883	$2,571,291

		9,382,244

Total Common Stocks — 99.8% (Cost: $6,628,006,673)		9,314,293,541

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	116,659,413	116,764,407
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	10,716,000	10,716,000

		127,480,407

Total Short-Term Investments — 1.4% (Cost: $127,290,931)		127,480,407

Total Investments in Securities — 101.2% (Cost: $6,755,297,604)		9,441,773,948

Other Assets, Less Liabilities — (1.2)%		(113,372,366)

Net Assets — 100.0%		$9,328,401,582

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

49

Schedule of Investments (unaudited) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Boeing Co. (The)	169,790	$28,059,495
Curtiss-Wright Corp.	6,647	619,899
General Dynamics Corp.	132,812	18,385,165
Howmet Aerospace Inc.	113,402	1,896,081
Huntington Ingalls Industries Inc.	9,590	1,349,793
Raytheon Technologies Corp.	410,302	23,608,777
Textron Inc.	129,961	4,690,293

		78,609,503

Air Freight & Logistics — 1.3%
CH Robinson Worldwide Inc.	77,281	7,897,345
Expeditors International of Washington Inc.	45,815	4,147,174
FedEx Corp.	137,739	34,644,113
United Parcel Service Inc., Class B	222,235	37,031,018
XPO Logistics Inc.(a)(b)	51,953	4,398,341

		88,117,991

Airlines — 0.6%
Alaska Air Group Inc.	70,354	2,577,067
American Airlines Group Inc.(b)	292,616	3,596,251
Delta Air Lines Inc.	364,504	11,146,532
JetBlue Airways Corp.(a)(b)	154,722	1,753,000
Southwest Airlines Co.	337,084	12,640,650
United Airlines Holdings Inc.(a)(b)	165,493	5,750,882

		37,464,382

Auto Components — 0.4%
Adient PLC(a)	54,018	936,132
Aptiv PLC	154,305	14,146,682
BorgWarner Inc.	117,797	4,563,456
Dana Inc.	82,234	1,013,123
Delphi Technologies PLC(a)	49,104	820,528
Goodyear Tire & Rubber Co. (The)	135,116	1,036,340
Lear Corp.	31,447	3,429,295
Visteon Corp.(a)(b)	4,652	322,011

		26,267,567

Automobiles — 0.6%
Ford Motor Co.	2,232,972	14,871,593
General Motors Co.	719,664	21,294,858
Harley-Davidson Inc.	86,756	2,128,992
Thor Industries Inc.	31,530	3,003,548

		41,298,991

Banks — 7.3%
Associated Banc-Corp.	85,973	1,084,979
BancorpSouth Bank	54,675	1,059,601
Bank of America Corp.	4,356,984	104,959,744
Bank of Hawaii Corp.	9,665	488,276
Bank OZK	68,944	1,469,886
Cathay General Bancorp	43,289	938,505
CIT Group Inc.	28,715	508,543
Citigroup Inc.	1,189,688	51,287,450
Citizens Financial Group Inc.	244,787	6,188,215
Comerica Inc.	79,835	3,053,689
Commerce Bancshares Inc.	26,182	1,473,785
Cullen/Frost Bankers Inc.	31,413	2,008,861
East West Bancorp. Inc.	81,159	2,657,146
Fifth Third Bancorp	408,502	8,709,263
First Financial Bankshares Inc.	29,946	835,793
First Horizon National Corp.	315,904	2,978,975
First Republic Bank/CA	50,250	5,480,265

Security	Shares	Value

Banks (continued)
FNB Corp.	185,479	$1,257,548
Fulton Financial Corp.	93,600	873,288
Glacier Bancorp. Inc.	22,938	735,163
Hancock Whitney Corp.	49,696	934,782
Home BancShares Inc./AR	88,505	1,341,736
Huntington Bancshares Inc./OH	581,981	5,336,766
International Bancshares Corp.	32,656	851,015
JPMorgan Chase & Co.	905,614	87,183,460
KeyCorp	556,965	6,644,592
M&T Bank Corp.	73,591	6,776,995
PacWest Bancorp	68,398	1,168,238
People’s United Financial Inc.	243,729	2,512,846
Pinnacle Financial Partners Inc.	43,640	1,553,148
PNC Financial Services Group Inc. (The)	242,581	26,662,078
Prosperity Bancshares Inc.	52,639	2,728,279
Regions Financial Corp.	550,355	6,345,593
Signature Bank/New York NY	30,902	2,564,557
Sterling Bancorp./DE	109,620	1,153,202
SVB Financial Group(a)	10,510	2,528,916
Synovus Financial Corp.	83,592	1,769,643
TCF Financial Corp.	87,597	2,046,266
Texas Capital Bancshares Inc.(a)	28,776	895,797
Truist Financial Corp.	770,093	29,302,039
Trustmark Corp.	36,676	785,233
U.S. Bancorp	783,344	28,082,882
UMB Financial Corp.	24,637	1,207,459
Umpqua Holdings Corp.	125,595	1,333,819
United Bankshares Inc./WV	75,267	1,615,982
Valley National Bancorp	232,865	1,595,125
Webster Financial Corp.	52,687	1,391,464
Wells Fargo & Co.	2,354,407	55,352,109
Wintrust Financial Corp.	32,501	1,301,665
Zions Bancorp NA	93,962	2,745,570

		483,760,231

Beverages — 2.3%
Coca-Cola Co. (The)	1,325,502	65,440,034
Constellation Brands Inc., Class A	96,013	18,195,424
Molson Coors Beverage Co., Class B	107,108	3,594,544
Monster Beverage Corp.(a)	69,616	5,583,203
PepsiCo Inc.	411,448	57,026,693

		149,839,898

Biotechnology — 2.5%
AbbVie Inc.	474,004	41,518,010
Alexion Pharmaceuticals Inc.(a)	52,376	5,993,386
Amgen Inc.	137,224	34,876,852
Biogen Inc.(a)	90,468	25,663,962
Emergent BioSolutions Inc.(a)(b)	9,948	1,027,927
Gilead Sciences Inc.	716,442	45,271,970
Regeneron Pharmaceuticals Inc.(a)	19,714	11,035,503
United Therapeutics Corp.(a)	25,553	2,580,853

		167,968,463

Building Products — 0.6%
A O Smith Corp.	76,896	4,060,109
Builders FirstSource Inc.(a)	36,832	1,201,460
Carrier Global Corp.	217,756	6,650,268
Johnson Controls International PLC	425,188	17,368,930
Lennox International Inc.	6,853	1,868,196
Owens Corning	29,196	2,008,977

50

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Trane Technologies PLC	51,974	$6,301,847

		39,459,787

Capital Markets — 3.1%
Affiliated Managers Group Inc.	27,057	1,850,158
Ameriprise Financial Inc.	24,056	3,707,270
Bank of New York Mellon Corp. (The)	465,733	15,993,271
BlackRock Inc.(c)	39,707	22,376,880
Charles Schwab Corp. (The)	178,320	6,460,534
CME Group Inc.	100,418	16,800,936
E*TRADE Financial Corp.	126,860	6,349,343
Eaton Vance Corp., NVS	18,803	717,334
Evercore Inc., Class A	6,751	441,921
Federated Hermes Inc.	15,743	338,632
Franklin Resources Inc.	153,909	3,132,048
Goldman Sachs Group Inc. (The)	196,620	39,514,721
Interactive Brokers Group Inc., Class A	45,487	2,198,387
Intercontinental Exchange Inc.	144,326	14,439,816
Invesco Ltd.	212,420	2,423,712
Janus Henderson Group PLC	85,306	1,852,846
Morgan Stanley	684,792	33,109,693
Nasdaq Inc.	34,596	4,245,275
Northern Trust Corp.	118,591	9,246,540
Raymond James Financial Inc.	69,539	5,059,658
State Street Corp.	201,367	11,947,104
Stifel Financial Corp.	19,839	1,003,060
T Rowe Price Group Inc.	33,966	4,355,121

		207,564,260

Chemicals — 1.9%
Albemarle Corp.	60,561	5,406,886
Ashland Global Holdings Inc.	31,315	2,220,860
Avient Corp.	51,404	1,360,150
Cabot Corp.	18,564	668,861
CF Industries Holdings Inc.	121,783	3,739,956
Chemours Co. (The)	93,278	1,950,443
Corteva Inc.	427,771	12,324,082
DuPont de Nemours Inc.	419,350	23,265,538
Eastman Chemical Co.	77,349	6,042,504
Ecolab Inc.	69,520	13,892,877
International Flavors & Fragrances Inc.	61,343	7,511,450
Linde PLC	87,066	20,733,027
LyondellBasell Industries NV, Class A	146,515	10,327,842
Minerals Technologies Inc.	19,863	1,014,999
Mosaic Co. (The)	195,965	3,580,281
NewMarket Corp.	1,378	471,717
Olin Corp.	81,744	1,011,991
PPG Industries Inc.	66,076	8,066,558
RPM International Inc.	29,581	2,450,490
Sensient Technologies Corp.	24,180	1,396,153
Valvoline Inc.	49,410	940,766
		128,377,431

Commercial Services & Supplies — 0.4%
Healthcare Services Group Inc.	42,235	909,320
HNI Corp.	24,442	766,990
IAA Inc.(a)	24,611	1,281,495
KAR Auction Services Inc.	73,482	1,058,141
MSA Safety Inc.	7,324	982,661
Republic Services Inc.	64,970	6,064,949
Rollins Inc.	44,975	2,437,195
Stericycle Inc.(a)	29,145	1,837,884

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	93,282	$10,556,724

		25,895,359

Communications Equipment — 1.6%
Ciena Corp.(a)	33,612	1,334,060
Cisco Systems Inc.	2,419,200	95,292,288
F5 Networks Inc.(a)	35,155	4,315,979
InterDigital Inc.	17,709	1,010,476
Juniper Networks Inc.	188,144	4,045,096
NetScout Systems Inc.(a)	41,689	910,071
ViaSat Inc.(a)(b)	18,133	623,594

		107,531,564

Construction & Engineering — 0.3%
AECOM(a)	91,924	3,846,100
Dycom Industries Inc.(a)	17,912	946,112
EMCOR Group Inc.	17,289	1,170,638
Fluor Corp.	71,778	632,364
Jacobs Engineering Group Inc.	74,724	6,932,145
Quanta Services Inc.	43,058	2,276,046
Valmont Industries Inc.	6,698	831,758

		16,635,163

Consumer Finance — 0.6%
American Express Co.	149,076	14,944,869
Capital One Financial Corp.(b)	260,947	18,751,651
Discover Financial Services	66,744	3,856,468
FirstCash Inc.	8,417	481,537
Navient Corp.	111,584	942,885
SLM Corp.	107,618	870,630

		39,848,040

Containers & Packaging — 0.7%
Amcor PLC	896,314	9,904,270
AptarGroup Inc.	14,601	1,652,833
Avery Dennison Corp.	13,898	1,776,720
Ball Corp.	54,171	4,502,693
Greif Inc., Class A, NVS	14,957	541,593
International Paper Co.	224,001	9,081,001
O-I Glass Inc.	88,678	939,100
Packaging Corp. of America	54,051	5,894,262
Sealed Air Corp.	88,289	3,426,496
Silgan Holdings Inc.	17,648	648,917
Sonoco Products Co.	57,043	2,913,186
Westrock Co.	147,604	5,127,763

		46,408,834

Distributors — 0.2%
Genuine Parts Co.	82,146	7,817,835
LKQ Corp.(a)	77,319	2,144,056

		9,961,891

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	30,851	757,083
Graham Holdings Co., Class B	2,321	937,939
Grand Canyon Education Inc.(a)	26,739	2,137,516
H&R Block Inc.	111,528	1,816,791
Service Corp. International	49,342	2,081,246
Strategic Education Inc.	6,537	597,939
WW International Inc.(a)	12,680	239,272

		8,567,786

Diversified Financial Services — 3.7%
Berkshire Hathaway Inc., Class B(a)	1,132,739	241,205,443

51

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc.	124,261	$2,236,698

		243,442,141

Diversified Telecommunication Services — 4.0%
AT&T Inc.	4,071,596	116,081,202
CenturyLink Inc.	567,080	5,721,837
Verizon Communications Inc.	2,364,702	140,676,122

		262,479,161

Electric Utilities — 3.9%
ALLETE Inc.	29,475	1,525,037
Alliant Energy Corp.	143,236	7,398,140
American Electric Power Co. Inc.	283,529	23,172,825
Duke Energy Corp.	420,264	37,218,580
Edison International	215,598	10,961,002
Entergy Corp.	114,412	11,273,014
Evergy Inc.	130,082	6,610,767
Eversource Energy	195,817	16,360,510
Exelon Corp.	556,883	19,914,136
FirstEnergy Corp.	310,851	8,924,532
Hawaiian Electric Industries Inc.	32,290	1,073,320
IDACORP Inc.	15,715	1,255,629
NextEra Energy Inc.	131,512	36,502,471
OGE Energy Corp.	113,892	3,415,621
Pinnacle West Capital Corp.	64,181	4,784,694
PNM Resources Inc.	22,664	936,703
PPL Corp.	439,324	11,954,006
Southern Co. (The)	603,529	32,723,342
Xcel Energy Inc.	300,209	20,717,423

		256,721,752

Electrical Equipment — 0.8%
Acuity Brands Inc.(b)	22,559	2,308,914
Eaton Corp. PLC	228,641	23,328,241
Emerson Electric Co.	156,772	10,279,540
EnerSys	24,163	1,621,821
nVent Electric PLC	97,774	1,729,622
Regal Beloit Corp.	23,466	2,202,753
Rockwell Automation Inc.	28,633	6,318,730
Sunrun Inc.(a)	26,286	2,025,862

		49,815,483

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.(a)	44,229	3,479,053
Avnet Inc.	55,205	1,426,497
Belden Inc.	25,611	797,014
Corning Inc.	230,343	7,465,417
FLIR Systems Inc.	39,751	1,425,074
II-VI Inc.(a)(b)	59,645	2,419,201
IPG Photonics Corp.(a)(b)	10,113	1,718,907
Littelfuse Inc.	5,121	908,158
National Instruments Corp.	40,079	1,430,820
SYNNEX Corp.	23,430	3,281,606
TE Connectivity Ltd.	94,303	9,217,175
Vishay Intertechnology Inc.	75,559	1,176,454

		34,745,376

Energy Equipment & Services — 0.4%
Baker Hughes Co.	375,915	4,995,910
ChampionX Corp.(a)	87,578	699,748
Halliburton Co.	499,833	6,022,988
National Oilwell Varco Inc.	151,911	1,376,314
Schlumberger Ltd.	793,237	12,342,768

Security	Shares	Value

Energy Equipment & Services (continued)
TechnipFMC PLC	239,824	$1,513,289

		26,951,017

Entertainment — 1.5%
Activision Blizzard Inc.	441,084	35,705,750
Cinemark Holdings Inc.	60,869	608,690
Electronic Arts Inc.(a)	77,568	10,115,643
Live Nation Entertainment Inc.(a)	26,573	1,431,753
Walt Disney Co. (The)	402,735	49,971,359
World Wrestling Entertainment Inc., Class A	11,699	473,458

		98,306,653

Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities Inc.	30,627	4,900,320
American Campus Communities Inc.	40,851	1,426,517
Apartment Investment & Management Co., Class A	85,028	2,867,144
AvalonBay Communities Inc.	80,429	12,011,267
Boston Properties Inc.	45,636	3,664,571
Brixmor Property Group Inc.	74,887	875,429
Camden Property Trust	24,818	2,208,306
Corporate Office Properties Trust	34,327	814,236
Crown Castle International Corp.	100,723	16,770,379
CyrusOne Inc.	23,468	1,643,464
Digital Realty Trust Inc.	153,718	22,559,654
Douglas Emmett Inc.	34,754	872,325
Duke Realty Corp.	87,678	3,235,318
EPR Properties	22,647	622,793
Equity Residential	195,684	10,044,460
Essex Property Trust Inc.	18,634	3,741,521
Extra Space Storage Inc.	31,149	3,332,632
Federal Realty Investment Trust	22,462	1,649,609
First Industrial Realty Trust Inc.	24,618	979,796
GEO Group Inc. (The)	69,147	784,127
Healthcare Realty Trust Inc.	41,249	1,242,420
Healthpeak Properties Inc.	163,710	4,444,727
Highwoods Properties Inc.	29,581	993,034
Host Hotels & Resorts Inc.	405,353	4,373,759
Hudson Pacific Properties Inc.	56,872	1,247,203
Iron Mountain Inc.	164,186	4,398,543
JBG SMITH Properties	64,660	1,729,008
Kilroy Realty Corp.	24,309	1,263,096
Kimco Realty Corp.	248,265	2,795,464
Lamar Advertising Co., Class A	19,183	1,269,339
Life Storage Inc.	10,329	1,087,334
Macerich Co. (The)(b)	66,137	449,070
Medical Properties Trust Inc.	303,171	5,344,905
Mid-America Apartment Communities Inc.	35,871	4,159,242
National Retail Properties Inc.	44,075	1,521,028
Omega Healthcare Investors Inc.	71,569	2,142,776
Park Hotels & Resorts Inc.	136,653	1,365,163
Pebblebrook Hotel Trust	74,401	932,245
Physicians Realty Trust	61,020	1,092,868
PotlatchDeltic Corp.	20,612	867,765
Prologis Inc.	181,531	18,265,649
Public Storage	48,668	10,839,337
Rayonier Inc.	45,901	1,213,622
Realty Income Corp.	108,394	6,584,935
Regency Centers Corp.	90,768	3,450,999
Sabra Health Care REIT Inc.	117,196	1,615,547
Service Properties Trust	93,298	741,719
Simon Property Group Inc.	104,413	6,753,433

52

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	42,145	$1,954,264
Spirit Realty Capital Inc.	34,646	1,169,303
STORE Capital Corp.	29,541	810,310
Taubman Centers Inc.	19,995	665,634
UDR Inc.	88,560	2,887,942
Urban Edge Properties	35,600	346,032
Ventas Inc.	212,691	8,924,514
Vornado Realty Trust	90,187	3,040,204
Weingarten Realty Investors	38,700	656,352
Welltower Inc.	238,470	13,137,312
Weyerhaeuser Co.	426,452	12,162,411

		232,942,376

Food & Staples Retailing — 2.9%
BJ’s Wholesale Club Holdings Inc.(a)	79,366	3,297,657
Costco Wholesale Corp.	103,445	36,722,975
Grocery Outlet Holding Corp.(a)	18,222	716,489
Kroger Co. (The)	444,548	15,074,623
Sprouts Farmers Market Inc.(a)(b)	67,520	1,413,194
Sysco Corp.	159,829	9,944,560
Walgreens Boots Alliance Inc.	411,000	14,763,120
Walmart Inc.	793,486	111,016,626

		192,949,244

Food Products — 2.5%
Archer-Daniels-Midland Co.	317,526	14,761,784
Campbell Soup Co.	65,234	3,155,368
Conagra Brands Inc.	279,141	9,968,125
Darling Ingredients Inc.(a)	93,188	3,357,564
Flowers Foods Inc.	113,227	2,754,813
General Mills Inc.	349,111	21,533,166
Hain Celestial Group Inc. (The)(a)(b)	48,073	1,648,904
Hershey Co. (The)	27,846	3,991,446
Hormel Foods Corp.	160,850	7,863,956
Ingredion Inc.	38,079	2,881,819
JM Smucker Co. (The)	64,991	7,507,760
Kellogg Co.	144,964	9,363,225
Kraft Heinz Co. (The)	370,285	11,090,036
Lamb Weston Holdings Inc.	37,437	2,480,950
Lancaster Colony Corp.	5,681	1,015,763
McCormick & Co. Inc./MD, NVS	34,853	6,764,967
Mondelez International Inc., Class A	816,227	46,892,241
Pilgrim’s Pride Corp.(a)	10,678	159,796
Post Holdings Inc.(a)	19,719	1,695,834
Tootsie Roll Industries Inc.	5,283	163,245
TreeHouse Foods Inc.(a)(b)	32,055	1,299,189
Tyson Foods Inc., Class A	87,839	5,224,664

		165,574,615

Gas Utilities — 0.3%
Atmos Energy Corp.	70,268	6,716,918
National Fuel Gas Co.	51,822	2,103,455
New Jersey Resources Corp.	54,441	1,470,996
ONE Gas Inc.	15,015	1,036,185
Southwest Gas Holdings Inc.	32,133	2,027,592
Spire Inc.	29,117	1,549,025
UGI Corp.	119,386	3,937,350

		18,841,521

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	424,946	46,246,873
ABIOMED Inc.(a)	11,186	3,099,193
Avanos Medical Inc.(a)	27,313	907,338

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International Inc.	159,107	$12,795,385
Becton Dickinson and Co.	165,648	38,542,976
Boston Scientific Corp.(a)(b)	335,199	12,807,954
Cantel Medical Corp.	9,443	414,925
Cooper Companies Inc. (The)	11,997	4,044,429
Danaher Corp.	129,887	27,968,568
Dentsply Sirona Inc.	58,114	2,541,325
Haemonetics Corp.(a)	10,356	903,561
Hill-Rom Holdings Inc.	17,144	1,431,695
Hologic Inc.(a)	68,174	4,531,526
LivaNova PLC(a)	13,639	616,619
Medtronic PLC	768,152	79,826,356
NuVasive Inc.(a)	10,345	502,457
Steris PLC	22,272	3,924,104
Stryker Corp.	63,491	13,229,620
Varian Medical Systems Inc.(a)	23,446	4,032,712
Zimmer Biomet Holdings Inc.	118,316	16,107,540

		274,475,156

Health Care Providers & Services — 6.5%
Acadia Healthcare Co. Inc.(a)(b)	50,622	1,492,337
AmerisourceBergen Corp.	83,991	8,140,408
Anthem Inc.	143,725	38,603,098
Cardinal Health Inc.	166,549	7,819,475
Centene Corp.(a)	331,136	19,315,163
Cigna Corp.	209,839	35,548,825
CVS Health Corp.	747,862	43,675,141
DaVita Inc.(a)(b)	43,000	3,682,950
Encompass Health Corp.	29,787	1,935,559
HCA Healthcare Inc.	150,675	18,786,159
Henry Schein Inc.(a)	81,989	4,819,313
Humana Inc.	75,600	31,290,084
Laboratory Corp. of America Holdings(a)	55,803	10,506,031
McKesson Corp.	92,684	13,803,428
MEDNAX Inc.(a)	29,347	477,769
Molina Healthcare Inc.(a)	33,720	6,172,109
Patterson Companies Inc.	49,143	1,184,592
Quest Diagnostics Inc.	76,743	8,786,306
Tenet Healthcare Corp.(a)	59,240	1,451,972
UnitedHealth Group Inc.	543,070	169,312,934
Universal Health Services Inc., Class B	44,535	4,766,136

		431,569,789

Health Care Technology — 0.1%
Cerner Corp.	64,556	4,666,753

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.(b)	297,982	4,523,367
Cracker Barrel Old Country Store Inc.	13,246	1,518,786
Darden Restaurants Inc.	40,086	4,038,264
Jack in the Box Inc.	6,468	512,977
Las Vegas Sands Corp.	81,257	3,791,452
McDonald’s Corp.	238,120	52,264,959
MGM Resorts International	91,876	1,998,303
Norwegian Cruise Line Holdings Ltd.(a)(b)	156,637	2,680,059
Papa John’s International Inc.	6,798	559,339
Penn National Gaming Inc.(a)(b)	82,308	5,983,791
Royal Caribbean Cruises Ltd.	101,444	6,566,470
Six Flags Entertainment Corp.	22,393	454,578
Texas Roadhouse Inc.	18,143	1,102,913
Wendy’s Co. (The)	44,106	983,343

53

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Destinations Inc.	27,218	$837,226

		87,815,827

Household Durables — 0.5%
Helen of Troy Ltd.(a)	5,797	1,121,835
KB Home	26,448	1,015,339
Leggett & Platt Inc.	25,438	1,047,283
Lennar Corp., Class A	156,930	12,818,042
Mohawk Industries Inc.(a)	33,955	3,313,668
Newell Brands Inc.	217,279	3,728,508
Taylor Morrison Home Corp.(a)	75,269	1,850,865
Toll Brothers Inc.	32,295	1,571,475
TRI Pointe Group Inc.(a)(b)	74,796	1,356,799
Whirlpool Corp.	35,649	6,555,495

		34,379,309

Household Products — 2.1%
Church & Dwight Co. Inc.	65,274	6,116,826
Clorox Co. (The)	72,129	15,159,352
Colgate-Palmolive Co.	269,478	20,790,228
Kimberly-Clark Corp.	99,397	14,676,961
Procter & Gamble Co. (The)	597,530	83,050,695

		139,794,062

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	380,094	6,883,502

Industrial Conglomerates — 1.8%
3M Co.	329,170	52,726,450
General Electric Co.	5,002,087	31,163,002
Honeywell International Inc.	216,562	35,648,271

		119,537,723

Insurance — 3.6%
Aflac Inc.	378,877	13,772,179
Alleghany Corp.	4,033	2,098,975
Allstate Corp. (The)	178,473	16,801,448
American Financial Group Inc./OH	41,265	2,763,930
American International Group Inc.	492,266	13,552,083
Aon PLC, Class A(b)	48,895	10,087,039
Arthur J Gallagher & Co.	53,379	5,635,755
Assurant Inc.	34,139	4,141,402
Brighthouse Financial Inc.(a)	53,847	1,449,023
Chubb Ltd.	257,937	29,951,644
Cincinnati Financial Corp.	45,954	3,583,033
CNO Financial Group Inc.	82,108	1,317,012
Everest Re Group Ltd.	22,890	4,521,691
First American Financial Corp.	64,285	3,272,749
Genworth Financial Inc., Class A(a)(b)	287,372	962,696
Globe Life Inc.	55,969	4,471,923
Hanover Insurance Group Inc. (The)	21,816	2,032,815
Hartford Financial Services Group Inc. (The)	204,401	7,534,221
Kemper Corp.	34,827	2,327,488
Lincoln National Corp.	104,521	3,274,643
Loews Corp.	136,223	4,733,749
Marsh & McLennan Companies Inc.	112,887	12,948,139
Mercury General Corp.	15,407	637,388
MetLife Inc.	440,880	16,387,510
Old Republic International Corp.	162,949	2,401,868
Principal Financial Group Inc.	145,371	5,854,090
Progressive Corp. (The)	130,370	12,342,128
Prudential Financial Inc.	225,721	14,337,798
Reinsurance Group of America Inc.	38,581	3,672,525

Security	Shares	Value

Insurance (continued)
RLI Corp.	8,327	$697,220
Selective Insurance Group Inc.	33,933	1,747,210
Travelers Companies Inc. (The)	144,685	15,653,470
Unum Group	117,691	1,980,740
Willis Towers Watson PLC	38,133	7,962,933
WR Berkley Corp.	79,934	4,887,964

		239,796,481

Interactive Media & Services — 0.3%
TripAdvisor Inc.	55,294	1,083,209
Twitter Inc.(a)	451,990	20,113,555

		21,196,764

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	77,760	7,129,814
Grubhub Inc.(a)	22,877	1,654,694

		8,784,508

IT Services — 3.4%
Accenture PLC, Class A	134,515	30,399,045
Akamai Technologies Inc.(a)	25,904	2,863,428
Alliance Data Systems Corp.	27,452	1,152,435
Automatic Data Processing Inc.	93,366	13,023,623
Broadridge Financial Solutions Inc.	19,623	2,590,236
Cognizant Technology Solutions Corp., Class A	309,866	21,510,898
DXC Technology Co.	146,161	2,608,974
Fidelity National Information Services Inc.	354,074	52,123,233
Global Payments Inc.	87,214	15,487,462
International Business Machines Corp.	508,922	61,920,540
Jack Henry & Associates Inc.(b)	21,101	3,430,812
Leidos Holdings Inc.	38,512	3,433,345
LiveRamp Holdings Inc.(a)	23,074	1,194,541
MAXIMUS Inc.	15,510	1,061,039
Paychex Inc.	60,010	4,786,998
Sabre Corp.	91,961	598,666
Science Applications International Corp.	18,410	1,443,712
VeriSign Inc.(a)(b)	27,145	5,560,653

		225,189,640

Leisure Products — 0.2%
Brunswick Corp./DE	22,598	1,331,248
Hasbro Inc.	72,484	5,995,877
Mattel Inc.(a)	197,896	2,315,383

		9,642,508

Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	75,759	7,647,114
Bio-Rad Laboratories Inc., Class A(a)	3,390	1,747,409
Illumina Inc.(a)	33,375	10,315,545
IQVIA Holdings Inc.(a)	33,694	5,311,185
Mettler-Toledo International Inc.(a)(b)	5,052	4,878,969
PerkinElmer Inc.	27,212	3,415,378
Waters Corp.(a)(b)	13,569	2,655,182

		35,970,782

Machinery — 2.1%
AGCO Corp.	16,842	1,250,855
Caterpillar Inc.	126,873	18,923,108
Colfax Corp.(a)(b)	31,845	998,659
Crane Co.	27,890	1,398,126
Cummins Inc.	31,350	6,619,866
Deere & Co.	73,422	16,272,518
Donaldson Co. Inc.	26,085	1,210,866
Dover Corp.	34,014	3,685,077

54

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	74,787	$2,040,937
Fortive Corp.(b)	192,622	14,679,723
IDEX Corp.	18,382	3,353,061
Illinois Tool Works Inc.	64,119	12,388,432
Ingersoll Rand Inc.(a)	57,667	2,052,945
ITT Inc.	16,572	978,577
Kennametal Inc.	47,213	1,366,344
Middleby Corp. (The)(a)	13,326	1,195,475
Oshkosh Corp.	16,034	1,178,499
Otis Worldwide Corp.	109,806	6,854,090
Parker-Hannifin Corp.	32,948	6,666,698
Pentair PLC	94,256	4,314,097
Snap-on Inc.	30,885	4,544,110
Stanley Black & Decker Inc.	91,248	14,800,426
Terex Corp.	40,629	786,577
Trinity Industries Inc.	49,616	967,512
Westinghouse Air Brake Technologies Corp.	102,224	6,325,621
Xylem Inc./NY	42,105	3,541,873

		138,394,072

Marine — 0.0%
Kirby Corp.(a)	16,486	596,299

Media — 1.5%
AMC Networks Inc., Class A(a)(b)	22,608	558,644
Comcast Corp., Class A	1,146,223	53,024,276
Discovery Inc., Class A(a)(b)	90,510	1,970,403
Discovery Inc., Class C, NVS(a)	178,112	3,490,995
DISH Network Corp., Class A(a)	141,950	4,120,808
Fox Corp., Class A, NVS	196,557	5,470,181
Fox Corp., Class B(a)	90,132	2,520,992
Interpublic Group of Companies Inc. (The)	224,634	3,744,649
John Wiley & Sons Inc., Class A	24,921	790,245
New York Times Co. (The), Class A(b)	27,804	1,189,733
News Corp., Class A, NVS	221,829	3,110,043
News Corp., Class B	69,406	970,296
Omnicom Group Inc.	122,919	6,084,490
TEGNA Inc.	123,876	1,455,543
ViacomCBS Inc., Class B, NVS	322,128	9,022,805

		97,524,103

Metals & Mining — 0.7%
Commercial Metals Co.	67,785	1,354,344
Compass Minerals International Inc.	5,367	318,532
Ferroglobe PLC(a)(d)	5,019	0	(e)
Freeport-McMoRan Inc.	373,444	5,840,664
Newmont Corp.	458,918	29,118,347
Nucor Corp.	172,849	7,754,006
Steel Dynamics Inc.	58,644	1,678,978
United States Steel Corp.(b)	125,656	922,315
Worthington Industries Inc.	21,151	862,538

		47,849,724

Multi-Utilities — 2.2%
Ameren Corp.	140,830	11,136,836
Black Hills Corp.	18,527	991,009
CenterPoint Energy Inc.	312,582	6,048,462
CMS Energy Corp.	163,129	10,017,752
Consolidated Edison Inc.	191,148	14,871,314
Dominion Energy Inc.	480,094	37,893,819
DTE Energy Co.	110,090	12,664,754
MDU Resources Group Inc.	66,303	1,491,818

Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	219,683	$4,833,026
NorthWestern Corp.	28,842	1,402,875
Public Service Enterprise Group Inc.	289,014	15,869,759
Sempra Energy	90,913	10,760,463
WEC Energy Group Inc.	180,258	17,467,000

		145,448,887

Multiline Retail — 0.5%
Dollar Tree Inc.(a)	135,607	12,386,343
Kohl’s Corp.	89,459	1,657,675
Nordstrom Inc.(b)	61,138	728,765
Ollie’s Bargain Outlet Holdings Inc.(a)	14,437	1,261,072
Target Corp.	102,988	16,212,371

		32,246,226

Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp.	158,000	848,460
Apache Corp.	81,475	771,568
Cabot Oil & Gas Corp.	82,733	1,436,245
Chevron Corp.	1,067,088	76,830,336
Cimarex Energy Co.	26,788	651,752
CNX Resources Corp.(a)	128,331	1,211,445
Concho Resources Inc.	112,849	4,978,898
Devon Energy Corp.	220,798	2,088,749
Diamondback Energy Inc.	90,553	2,727,456
EOG Resources Inc.	166,964	6,000,686
EQT Corp.	145,976	1,887,470
Equitrans Midstream Corp.	233,162	1,972,550
Exxon Mobil Corp.	2,416,235	82,949,348
HollyFrontier Corp.	84,818	1,671,763
Kinder Morgan Inc./DE	1,112,411	13,716,028
Marathon Oil Corp.	456,607	1,867,523
Marathon Petroleum Corp.	371,841	10,909,815
Murphy Oil Corp.	46,848	417,884
Noble Energy Inc.	279,266	2,387,724
Occidental Petroleum Corp.	475,879	4,763,549
ONEOK Inc.	253,115	6,575,928
PetroCorp Inc. Escrow(a)(d)	190	0	(e)
Phillips 66	125,253	6,493,115
Pioneer Natural Resources Co.	35,994	3,095,124
Valero Energy Corp.	233,011	10,094,036
Williams Companies Inc. (The)	693,492	13,627,118
World Fuel Services Corp.	37,262	789,582

		260,764,152

Paper & Forest Products — 0.0%
Domtar Corp.	32,605	856,533
Louisiana-Pacific Corp.	18,842	556,028

		1,412,561

Personal Products — 0.0%
Coty Inc., Class A	89,505	241,664
Edgewell Personal Care Co.(a)	31,015	864,698
Nu Skin Enterprises Inc., Class A	29,755	1,490,428

		2,596,790

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	579,606	34,944,446
Eli Lilly & Co.	204,150	30,218,283
Jazz Pharmaceuticals PLC(a)(b)	7,657	1,091,812
Johnson & Johnson	872,629	129,917,005
Merck & Co. Inc.	650,402	53,950,846
Mylan NV(a)	294,479	4,367,123
Nektar Therapeutics(a)(b)	67,848	1,125,598

55

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. PLC	77,447	$3,555,592
Pfizer Inc.	3,175,488	116,540,410
Prestige Consumer Healthcare Inc.(a)(b)	28,731	1,046,383

		376,757,498

Professional Services — 0.4%
ASGN Inc.(a)	11,796	749,754
CoreLogic Inc.	24,915	1,685,998
Equifax Inc.	27,555	4,323,380
IHS Markit Ltd.	57,948	4,549,497
Insperity Inc.	9,473	620,387
ManpowerGroup Inc.	32,784	2,404,051
Nielsen Holdings PLC	202,902	2,877,150
Robert Half International Inc.	65,777	3,482,234
Verisk Analytics Inc.(b)	28,669	5,312,652

		26,005,103

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	15,238	1,457,667

Road & Rail — 1.0%
Avis Budget Group Inc.(a)	29,662	780,704
CSX Corp.	218,592	16,978,041
JB Hunt Transport Services Inc.	19,688	2,488,169
Landstar System Inc.	7,219	905,912
Norfolk Southern Corp.	67,057	14,349,527
Ryder System Inc.	30,317	1,280,590
Union Pacific Corp.	147,409	29,020,410
Werner Enterprises Inc.	17,732	744,567

		66,547,920

Semiconductors & Semiconductor Equipment — 1.7%
Cree Inc.(a)	62,478	3,982,348
Enphase Energy Inc.(a)(b)	20,298	1,676,412
First Solar Inc.(a)	48,443	3,206,926
Intel Corp.	1,045,069	54,113,673
Maxim Integrated Products Inc.	85,557	5,784,509
Semtech Corp.(a)	18,621	986,168
Skyworks Solutions Inc.	40,144	5,840,952
Synaptics Inc.(a)	7,438	598,164
Texas Instruments Inc.	198,896	28,400,360
Xilinx Inc.	53,068	5,531,808

		110,121,320

Software — 0.6%
CDK Global Inc.	27,010	1,177,366
Ceridian HCM Holding Inc.(a)	29,876	2,469,252
Citrix Systems Inc.	33,631	4,631,325
CommVault Systems Inc.(a)	13,909	567,487
NortonLifeLock Inc.	129,220	2,692,945
Oracle Corp.	441,910	26,382,027
PTC Inc.(a)(b)	28,554	2,361,987
Teradata Corp.(a)(b)	39,162	888,977

		41,171,366

Specialty Retail — 1.8%
Aaron’s Inc.	16,538	936,878
Advance Auto Parts Inc.	39,483	6,060,640
American Eagle Outfitters Inc.	85,702	1,269,247
AutoNation Inc.(a)	33,020	1,747,749
Best Buy Co. Inc.	131,641	14,650,327
Dick’s Sporting Goods Inc.	36,820	2,131,142
Foot Locker Inc.	59,184	1,954,847
Gap Inc. (The)	117,419	1,999,646

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	178,392	$49,541,242
L Brands Inc.	132,858	4,226,213
Lowe’s Companies Inc.	146,834	24,353,887
Sally Beauty Holdings Inc.(a)(b)	66,357	576,642
Tractor Supply Co.	34,040	4,879,294
Ulta Beauty Inc.(a)	14,410	3,227,552
Urban Outfitters Inc.(a)	40,157	835,667
Williams-Sonoma Inc.	13,817	1,249,609

		119,640,582

Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	738,474	6,919,502
HP Inc.	784,887	14,905,004
NCR Corp.(a)	41,515	919,142
NetApp Inc.	68,531	3,004,399
Seagate Technology PLC	51,490	2,536,912
Western Digital Corp.	172,252	6,295,811

		34,580,770

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	9,364	810,735
Columbia Sportswear Co.	6,392	555,976
Hanesbrands Inc.	199,758	3,146,189
Nike Inc., Class B	234,756	29,471,268
PVH Corp.	40,756	2,430,688
Ralph Lauren Corp.	27,385	1,861,358
Tapestry Inc.	157,394	2,460,068
Under Armour Inc., Class A(a)	107,428	1,206,416
Under Armour Inc., Class C, NVS(a)(b)	110,958	1,091,827
VF Corp.	85,971	6,039,463

		49,073,988

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	133,467	1,103,772
Washington Federal Inc.	16,596	346,193

		1,449,965

Tobacco — 0.9%
Altria Group Inc.	647,810	25,031,378
Philip Morris International Inc.	498,353	37,371,492

		62,402,870

Trading Companies & Distributors — 0.3%
Fastenal Co.	98,092	4,422,968
GATX Corp.	19,990	1,274,363
MSC Industrial Direct Co. Inc., Class A	25,817	1,633,700
Univar Solutions Inc.(a)	97,276	1,642,019
Watsco Inc.	9,190	2,140,259
WW Grainger Inc.	25,704	9,170,416

		20,283,725

Water Utilities — 0.2%
American Water Works Co. Inc.	51,580	7,472,911
Essential Utilities Inc.	57,645	2,320,211

		9,793,122

Wireless Telecommunication Services — 0.6%
Telephone and Data Systems Inc.	55,857	1,030,003
T-Mobile U.S. Inc.(a)	332,454	38,019,439

		39,049,442

Total Common Stocks — 99.7% (Cost: $6,926,017,371)		6,611,217,436

56

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(f)(g)	39,991,013	$40,027,005
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(f)	9,940,000	9,940,000

		49,967,005

Total Short-Term Investments — 0.8% (Cost: $49,915,045)		49,967,005

Total Investments in Securities — 100.5% (Cost: $6,975,932,416)		6,661,184,441

Other Assets, Less Liabilities — (0.5)%		(30,566,379)

Net Assets — 100.0%		$6,630,618,062

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

57

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise Inc.(a)	45,856	$4,159,139
Boeing Co. (The)	395,409	65,345,291
BWX Technologies Inc.	68,895	3,879,478
Curtiss-Wright Corp.	29,902	2,788,661
General Dynamics Corp.	187,008	25,887,517
HEICO Corp.(b)	32,569	3,408,672
HEICO Corp., Class A	58,577	5,193,437
Hexcel Corp.	64,073	2,149,649
Howmet Aerospace Inc.	287,009	4,798,791
Huntington Ingalls Industries Inc.	28,770	4,049,378
L3Harris Technologies Inc.	158,894	26,986,557
Lockheed Martin Corp.	183,223	70,225,712
Mercury Systems Inc.(a)(b)	40,429	3,131,630
Northrop Grumman Corp.	115,378	36,400,605
Raytheon Technologies Corp.	1,055,522	60,734,736
Spirit AeroSystems Holdings Inc., Class A	72,355	1,368,233
Teledyne Technologies Inc.(a)	26,478	8,213,740
Textron Inc.	171,082	6,174,349
TransDigm Group Inc.	38,553	18,317,301
Virgin Galactic Holdings Inc.(a)(b)	44,628	858,196

		354,071,072

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.(b)	98,145	10,029,437
Expeditors International of Washington Inc.	122,915	11,126,266
FedEx Corp.	178,787	44,968,506
United Parcel Service Inc., Class B	522,166	87,008,521
XPO Logistics Inc.(a)	67,152	5,685,088

		158,817,818

Airlines — 0.2%
Alaska Air Group Inc.	87,643	3,210,363
American Airlines Group Inc.(b)	365,688	4,494,305
Copa Holdings SA, Class A, NVS	22,241	1,119,612
Delta Air Lines Inc.	472,128	14,437,674
JetBlue Airways Corp.(a)	206,326	2,337,674
Southwest Airlines Co.	436,438	16,366,425
United Airlines Holdings Inc.(a)	214,841	7,465,725

		49,431,778

Auto Components — 0.1%
Aptiv PLC	198,355	18,185,186
BorgWarner Inc.	150,682	5,837,421
Gentex Corp.	179,719	4,627,764
Lear Corp.	44,339	4,835,168

		33,485,539

Automobiles — 1.2%
Ford Motor Co.	2,882,784	19,199,342
General Motors Co.	927,994	27,459,343
Harley-Davidson Inc.(b)	110,773	2,718,369
Tesla Inc.(a)	547,533	234,897,132
Thor Industries Inc.(b)	40,844	3,890,799

		288,164,985

Banks — 3.1%
Associated Banc-Corp.	113,355	1,430,540
Bank of America Corp.	5,727,797	137,982,630
Bank of Hawaii Corp.	27,105	1,369,345
Bank OZK	91,188	1,944,128
BOK Financial Corp.	22,091	1,137,907
Citigroup Inc.	1,541,848	66,469,067

Security	Shares	Value

Banks (continued)
Citizens Financial Group Inc.	314,704	$7,955,717
Comerica Inc.	101,240	3,872,430
Commerce Bancshares Inc.(b)	75,722	4,262,391
Cullen/Frost Bankers Inc.	40,547	2,592,981
East West Bancorp. Inc.	104,343	3,416,190
Fifth Third Bancorp	527,007	11,235,789
First Citizens BancShares Inc./NC, Class A	4,342	1,384,143
First Hawaiian Inc.	97,014	1,403,793
First Horizon National Corp.	403,457	3,804,599
First Republic Bank/CA	125,683	13,706,988
FNB Corp.	227,505	1,542,484
Huntington Bancshares Inc./OH	739,117	6,777,703
JPMorgan Chase & Co.	2,243,021	215,935,632
KeyCorp	713,016	8,506,281
M&T Bank Corp.	94,808	8,730,869
PacWest Bancorp	82,312	1,405,889
People’s United Financial Inc.	307,904	3,174,490
Pinnacle Financial Partners Inc.	52,694	1,875,379
PNC Financial Services Group Inc. (The)	315,036	34,625,607
Popular Inc.	64,231	2,329,658
Prosperity Bancshares Inc.	64,022	3,318,260
Regions Financial Corp.	720,810	8,310,939
Signature Bank/New York NY	38,100	3,161,919
Sterling Bancorp./DE	142,688	1,501,078
SVB Financial Group(a)	38,074	9,161,366
Synovus Financial Corp.	104,054	2,202,823
TCF Financial Corp.	108,635	2,537,714
Truist Financial Corp.	996,078	37,900,768
U.S. Bancorp	1,003,462	35,974,113
Umpqua Holdings Corp.	151,957	1,613,783
Webster Financial Corp.	63,982	1,689,765
Wells Fargo & Co.	2,780,413	65,367,510
Western Alliance Bancorp	74,979	2,370,836
Wintrust Financial Corp.	44,544	1,783,987
Zions Bancorp NA	117,450	3,431,889

		729,199,380

Beverages — 1.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	6,698	5,916,745
Brown-Forman Corp., Class A	33,522	2,302,291
Brown-Forman Corp., Class B, NVS	133,713	10,071,263
Coca-Cola Co. (The)	2,862,668	141,329,919
Constellation Brands Inc., Class A	117,914	22,345,882
Keurig Dr Pepper Inc.	285,530	7,880,628
Molson Coors Beverage Co., Class B	129,556	4,347,900
Monster Beverage Corp.(a)	274,289	21,997,978
PepsiCo Inc.	1,027,813	142,454,882

		358,647,488

Biotechnology — 2.4%
AbbVie Inc.	1,304,537	114,264,396
ACADIA Pharmaceuticals Inc.(a)	80,928	3,338,280
Acceleron Pharma Inc.(a)	37,000	4,163,610
Agios Pharmaceuticals Inc.(a)(b)	42,636	1,492,260
Alexion Pharmaceuticals Inc.(a)	156,422	17,899,369
Alkermes PLC(a)	110,971	1,838,789
Alnylam Pharmaceuticals Inc.(a)	84,667	12,327,515
Amgen Inc.	435,891	110,786,056
Biogen Inc.(a)	116,411	33,023,472
BioMarin Pharmaceutical Inc.(a)	134,901	10,263,268
Bluebird Bio Inc.(a)(b)	48,141	2,597,207

1

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Exact Sciences Corp.(a)(b)	110,067	$11,221,331
Exelixis Inc.(a)	229,055	5,600,395
Gilead Sciences Inc.	929,599	58,741,361
Global Blood Therapeutics Inc.(a)(b)	43,349	2,390,264
Immunomedics Inc.(a)	152,475	12,964,949
Incyte Corp.(a)	135,992	12,203,922
Ionis Pharmaceuticals Inc.(a)	98,777	4,686,969
Iovance Biotherapeutics Inc.(a)	100,140	3,296,609
Moderna Inc.(a)(b)	211,977	14,997,373
Neurocrine Biosciences Inc.(a)	68,675	6,603,788
Regeneron Pharmaceuticals Inc.(a)	71,465	40,004,678
Sage Therapeutics Inc.(a)(b)	39,181	2,394,743
Sarepta Therapeutics Inc.(a)(b)	54,275	7,621,838
Seattle Genetics Inc.(a)	90,111	17,633,822
United Therapeutics Corp.(a)	31,384	3,169,784
Vertex Pharmaceuticals Inc.(a)	191,999	52,246,768

		567,772,816

Building Products — 0.5%
A O Smith Corp.	95,925	5,064,840
Allegion PLC	68,869	6,811,833
Armstrong World Industries Inc.	33,536	2,307,612
AZEK Co. Inc. (The)(a)	29,857	1,039,322
Carrier Global Corp.	643,106	19,640,457
Fortune Brands Home & Security Inc.	101,948	8,820,541
Johnson Controls International PLC	552,759	22,580,205
Lennox International Inc.	25,611	6,981,815
Masco Corp.	194,583	10,727,361
Owens Corning	79,401	5,463,583
Trane Technologies PLC	177,458	21,516,783
Trex Co. Inc.(a)	85,634	6,131,394

		117,085,746

Capital Markets — 2.5%
Affiliated Managers Group Inc.	34,340	2,348,169
Ameriprise Financial Inc.	89,291	13,760,636
Apollo Global Management Inc.	126,260	5,650,135
Ares Management Corp., Class A	72,609	2,934,856
Bank of New York Mellon Corp. (The)	591,750	20,320,695
BlackRock Inc.(c)	108,957	61,402,717
Carlyle Group Inc. (The)	86,167	2,125,740
Cboe Global Markets Inc.	80,933	7,101,061
Charles Schwab Corp. (The)	853,327	30,916,037
CME Group Inc.	262,347	43,893,277
E*TRADE Financial Corp.	163,777	8,197,039
Eaton Vance Corp., NVS	79,720	3,041,318
Evercore Inc., Class A	30,473	1,994,763
FactSet Research Systems Inc.	27,493	9,206,856
Franklin Resources Inc.	197,429	4,017,680
Goldman Sachs Group Inc. (The)	244,957	49,229,008
Interactive Brokers Group Inc., Class A	54,924	2,654,477
Intercontinental Exchange Inc.	398,841	39,904,042
Invesco Ltd.	287,306	3,278,162
KKR & Co. Inc.	394,503	13,547,233
Lazard Ltd., Class A	73,730	2,436,777
LPL Financial Holdings Inc.	57,026	4,372,183
MarketAxess Holdings Inc.	27,300	13,147,407
Moody’s Corp.(b)	120,618	34,961,127
Morgan Stanley	817,622	39,532,024
Morningstar Inc.	16,054	2,578,433
MSCI Inc.	60,463	21,571,989

Security	Shares	Value

Capital Markets (continued)
Nasdaq Inc.	85,325	$10,470,231
Northern Trust Corp.	140,777	10,976,383
Raymond James Financial Inc.	90,478	6,583,179
S&P Global Inc.	178,279	64,287,407
SEI Investments Co.	85,393	4,331,133
State Street Corp.	260,694	15,466,975
T Rowe Price Group Inc.	167,589	21,488,262
TD Ameritrade Holding Corp.	192,228	7,525,726
Tradeweb Markets Inc., Class A	60,791	3,525,878
Virtu Financial Inc., Class A	46,842	1,077,834

		589,856,849

Chemicals — 1.8%
Air Products & Chemicals Inc.	163,273	48,632,496
Albemarle Corp.	78,277	6,988,571
Ashland Global Holdings Inc.	41,719	2,958,712
Axalta Coating Systems Ltd.(a)	160,225	3,552,188
Cabot Corp.	38,344	1,381,534
Celanese Corp.	86,581	9,303,129
CF Industries Holdings Inc.	158,024	4,852,917
Chemours Co. (The)	114,779	2,400,029
Corteva Inc.	551,593	15,891,394
Dow Inc.	549,959	25,875,571
DuPont de Nemours Inc.	542,247	30,083,864
Eastman Chemical Co.	100,421	7,844,889
Ecolab Inc.	183,893	36,749,177
Element Solutions Inc.(a)	156,053	1,640,117
FMC Corp.	95,264	10,089,410
Huntsman Corp.	144,801	3,216,030
International Flavors & Fragrances Inc.	78,692	9,635,835
Linde PLC	388,932	92,616,377
LyondellBasell Industries NV, Class A	189,937	13,388,659
Mosaic Co. (The)	257,105	4,697,308
NewMarket Corp.	4,842	1,657,514
Olin Corp.	94,779	1,173,364
PPG Industries Inc.	173,935	21,233,985
RPM International Inc.	93,243	7,724,250
Scotts Miracle-Gro Co. (The)	29,920	4,575,067
Sherwin-Williams Co. (The)	61,057	42,540,854
Valvoline Inc.	136,852	2,605,662
Westlake Chemical Corp.	24,638	1,557,614
WR Grace & Co.	40,276	1,622,720

		416,489,237

Commercial Services & Supplies — 0.5%
ADT Inc.	114,455	935,097
Cintas Corp.	65,381	21,760,758
Clean Harbors Inc.(a)	36,325	2,035,290
Copart Inc.(a)	150,060	15,780,310
IAA Inc.(a)	99,135	5,161,959
MSA Safety Inc.	26,920	3,611,856
Republic Services Inc.	155,413	14,507,804
Rollins Inc.	110,513	5,988,700
Stericycle Inc.(a)(b)	66,491	4,192,923
Terminix Global Holdings Inc.	98,822	3,941,021
Waste Management Inc.	311,842	35,291,159

		113,206,877

Communications Equipment — 0.8%
Arista Networks Inc.(a)	43,849	9,073,674
Ciena Corp.(a)	110,989	4,405,153
Cisco Systems Inc.	3,144,530	123,863,037

2

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
CommScope Holding Co. Inc.(a)(b)	151,459	$1,363,131
EchoStar Corp., Class A(a)	34,105	848,873
F5 Networks Inc.(a)	45,621	5,600,890
Juniper Networks Inc.	242,226	5,207,859
Lumentum Holdings Inc.(a)(b)	55,387	4,161,225
Motorola Solutions Inc.	125,929	19,746,927
Ubiquiti Inc.	5,767	961,128
ViaSat Inc.(a)(b)	44,944	1,545,624

		176,777,521

Construction & Engineering — 0.1%
AECOM(a)(b)	112,022	4,687,001
Jacobs Engineering Group Inc.	93,651	8,688,003
Quanta Services Inc.	101,191	5,348,956
Valmont Industries Inc.	15,980	1,984,396

		20,708,356

Construction Materials — 0.1%
Eagle Materials Inc.	30,118	2,599,786
Martin Marietta Materials Inc.	45,971	10,819,734
Vulcan Materials Co.	97,353	13,195,226

		26,614,746

Consumer Finance — 0.5%
Ally Financial Inc.	280,901	7,042,188
American Express Co.	484,930	48,614,233
Capital One Financial Corp.(b)	333,697	23,979,466
Credit Acceptance Corp.(a)(b)	6,982	2,364,384
Discover Financial Services	226,935	13,112,304
LendingTree Inc.(a)(b)	5,656	1,735,770
OneMain Holdings Inc.	47,424	1,482,000
Santander Consumer USA Holdings Inc.	55,898	1,016,785
SLM Corp.	277,026	2,241,140
Synchrony Financial	431,611	11,295,260

		112,883,530

Containers & Packaging — 0.4%
Amcor PLC	1,164,985	12,873,084
AptarGroup Inc.	47,643	5,393,188
Ardagh Group SA	15,734	221,063
Avery Dennison Corp.	61,204	7,824,319
Ball Corp.(b)	236,275	19,639,178
Berry Global Group Inc.(a)(b)	96,111	4,644,083
Crown Holdings Inc.(a)	96,360	7,406,230
Graphic Packaging Holding Co.	212,618	2,995,788
International Paper Co.	288,918	11,712,736
Packaging Corp. of America	70,285	7,664,579
Sealed Air Corp.	117,530	4,561,339
Silgan Holdings Inc.	58,092	2,136,043
Sonoco Products Co.	75,320	3,846,592
Westrock Co.	191,474	6,651,807

		97,570,029

Distributors — 0.1%
Genuine Parts Co.	103,133	9,815,168
LKQ Corp.(a)	223,606	6,200,594
Pool Corp.	28,677	9,593,604

		25,609,366

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	44,431	6,755,289
Chegg Inc.(a)(b)	89,623	6,402,667
frontdoor Inc.(a)(b)	61,278	2,384,327
Graham Holdings Co., Class B	3,113	1,257,995

Security	Shares	Value

Diversified Consumer Services (continued)
Grand Canyon Education Inc.(a)	34,327	$2,744,100
H&R Block Inc.	143,845	2,343,235
Service Corp. International	128,708	5,428,904

		27,316,517

Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B(a)(b)	1,418,888	302,138,011
Equitable Holdings Inc.	297,403	5,424,631
Jefferies Financial Group Inc.	167,767	3,019,806
Voya Financial Inc.	93,034	4,459,119

		315,041,567

Diversified Telecommunication Services — 1.5%
AT&T Inc.	5,280,563	150,548,851
CenturyLink Inc.	819,408	8,267,827
GCI Liberty Inc., Class A(a)	71,618	5,869,811
Verizon Communications Inc.	3,068,382	182,538,045

		347,224,534

Electric Utilities — 1.7%
Alliant Energy Corp.	185,441	9,578,028
American Electric Power Co. Inc.	367,098	30,002,919
Avangrid Inc.	42,183	2,128,554
Duke Energy Corp.	543,028	48,090,560
Edison International	263,315	13,386,935
Entergy Corp.	147,774	14,560,172
Evergy Inc.	167,586	8,516,720
Eversource Energy	254,930	21,299,401
Exelon Corp.	721,509	25,801,162
FirstEnergy Corp.	401,334	11,522,299
Hawaiian Electric Industries Inc.	81,851	2,720,727
IDACORP Inc.	36,652	2,928,495
NextEra Energy Inc.	362,384	100,583,303
NRG Energy Inc.	180,063	5,535,137
OGE Energy Corp.	144,680	4,338,953
PG&E Corp.(a)(b)	961,658	9,029,969
Pinnacle West Capital Corp.	83,502	6,225,074
PPL Corp.	569,804	15,504,367
Southern Co. (The)	781,811	42,389,792
Xcel Energy Inc.	389,270	26,863,523

		401,006,090

Electrical Equipment — 0.5%
Acuity Brands Inc.(b)	28,765	2,944,098
AMETEK Inc.	170,325	16,930,305
Eaton Corp. PLC	296,490	30,250,875
Emerson Electric Co.	442,026	28,983,645
Generac Holdings Inc.(a)(b)	45,333	8,778,282
GrafTech International Ltd.(b)	43,713	298,997
Hubbell Inc.	39,384	5,389,306
nVent Electric PLC	110,581	1,956,178
Regal Beloit Corp.	29,493	2,768,508
Rockwell Automation Inc.	85,494	18,866,816
Sensata Technologies Holding PLC(a)	112,978	4,873,871
Vertiv Holdings Co.(a)	161,948	2,804,939

		124,845,820

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	213,822	23,150,508
Arrow Electronics Inc.(a)	56,726	4,462,067
Avnet Inc.	69,810	1,803,890
CDW Corp./DE	104,258	12,461,959
Cognex Corp.	122,998	8,007,170
Coherent Inc.(a)(b)	17,185	1,906,332

3

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	555,307	$17,997,500
Dolby Laboratories Inc., Class A	45,344	3,005,400
FLIR Systems Inc.	96,527	3,460,493
IPG Photonics Corp.(a)(b)	25,791	4,383,696
Jabil Inc.	108,140	3,704,876
Keysight Technologies Inc.(a)	138,500	13,681,030
Littelfuse Inc.	17,972	3,187,155
National Instruments Corp.	93,077	3,322,849
SYNNEX Corp.	30,693	4,298,862
Trimble Inc.(a)	184,640	8,991,968
Zebra Technologies Corp., Class A(a)	38,821	9,800,750

		127,626,505

Energy Equipment & Services — 0.1%
Baker Hughes Co.	484,957	6,445,079
Halliburton Co.	647,309	7,800,073
Helmerich & Payne Inc.	70,987	1,039,960
National Oilwell Varco Inc.	276,675	2,506,675
Schlumberger Ltd.	1,022,987	15,917,678

		33,709,465

Entertainment — 2.0%
Activision Blizzard Inc.(b)	566,015	45,818,914
Electronic Arts Inc.(a)(b)	210,407	27,439,177
Liberty Media Corp.-Liberty Formula One, Class A(a)	15,538	520,678
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	143,823	5,216,460
Lions Gate Entertainment Corp., Class A(a)	37,653	356,950
Lions Gate Entertainment Corp., Class B, NVS(a)	81,623	711,753
Live Nation Entertainment Inc.(a)	105,010	5,657,939
Madison Square Garden Entertainment Corp.(a)	14,701	1,006,871
Madison Square Garden Sports Corp.(a)	14,295	2,151,112
Netflix Inc.(a)	314,912	157,465,447
Roku Inc.(a)	78,565	14,833,072
Spotify Technology SA(a)	96,760	23,471,073
Take-Two Interactive Software Inc.(a)	82,998	13,712,930
Walt Disney Co. (The)	1,338,332	166,060,235
World Wrestling Entertainment Inc., Class A	36,219	1,465,783
Zynga Inc., Class A(a)	658,025	6,001,188

		471,889,582

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities Inc.	92,740	14,838,400
American Campus Communities Inc.	101,504	3,544,520
American Homes 4 Rent, Class A	188,199	5,359,908
American Tower Corp.	326,635	78,957,479
Americold Realty Trust	148,192	5,297,864
Apartment Investment & Management Co., Class A	109,594	3,695,510
Apple Hospitality REIT Inc.	145,190	1,395,276
AvalonBay Communities Inc.	104,325	15,579,896
Boston Properties Inc.	114,974	9,232,412
Brandywine Realty Trust	119,474	1,235,361
Brixmor Property Group Inc.	212,364	2,482,535
Brookfield Property REIT Inc., Class A(b)	42,884	524,900
Camden Property Trust	68,832	6,124,671
CoreSite Realty Corp.	29,685	3,528,953
Corporate Office Properties Trust	83,328	1,976,540
Cousins Properties Inc.	107,418	3,071,081
Crown Castle International Corp.	307,293	51,164,285
CubeSmart	144,107	4,656,097
CyrusOne Inc.	85,418	5,981,823
Digital Realty Trust Inc.	198,003	29,058,920

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett Inc.	123,356	$3,096,236
Duke Realty Corp.	273,829	10,104,290
Empire State Realty Trust Inc., Class A	89,026	544,839
EPR Properties	52,295	1,438,113
Equinix Inc.	65,186	49,549,834
Equity Commonwealth	89,605	2,386,181
Equity LifeStyle Properties Inc.	128,960	7,905,248
Equity Residential	269,852	13,851,503
Essex Property Trust Inc.	48,091	9,656,192
Extra Space Storage Inc.	93,739	10,029,136
Federal Realty Investment Trust	54,406	3,995,577
First Industrial Realty Trust Inc.	93,394	3,717,081
Gaming and Leisure Properties Inc.	149,737	5,529,787
Healthcare Trust of America Inc., Class A(b)	161,388	4,196,088
Healthpeak Properties Inc.	399,258	10,839,855
Highwoods Properties Inc.	78,781	2,644,678
Host Hotels & Resorts Inc.	517,507	5,583,901
Hudson Pacific Properties Inc.	114,383	2,508,419
Invitation Homes Inc.	416,457	11,656,631
Iron Mountain Inc.	213,722	5,725,612
JBG SMITH Properties	88,006	2,353,280
Kilroy Realty Corp.	85,044	4,418,886
Kimco Realty Corp.	312,234	3,515,755
Lamar Advertising Co., Class A	62,887	4,161,233
Life Storage Inc.	34,537	3,635,710
Medical Properties Trust Inc.	380,217	6,703,226
Mid-America Apartment Communities Inc.	83,297	9,658,287
National Retail Properties Inc.	127,248	4,391,329
Omega Healthcare Investors Inc.	168,883	5,056,357
Outfront Media Inc.	104,964	1,527,226
Paramount Group Inc.	140,329	993,529
Park Hotels & Resorts Inc.	164,062	1,638,979
Prologis Inc.	544,549	54,792,520
Public Storage	111,138	24,752,655
Rayonier Inc.	93,755	2,478,882
Realty Income Corp.	254,711	15,473,693
Regency Centers Corp.	127,107	4,832,608
Rexford Industrial Realty Inc.	91,643	4,193,584
SBA Communications Corp.	81,450	25,940,196
Simon Property Group Inc.	225,310	14,573,051
SL Green Realty Corp.	53,749	2,492,341
Spirit Realty Capital Inc.	78,235	2,640,431
STORE Capital Corp.	173,102	4,748,188
Sun Communities Inc.	71,542	10,059,521
Taubman Centers Inc.	41,777	1,390,756
UDR Inc.	214,603	6,998,204
Ventas Inc.	276,944	11,620,570
VEREIT Inc.	809,950	5,264,675
VICI Properties Inc.	396,803	9,273,286
Vornado Realty Trust	132,303	4,459,934
Weingarten Realty Investors	84,096	1,426,268
Welltower Inc.	308,889	17,016,695
Weyerhaeuser Co.	549,356	15,667,633
WP Carey Inc.	127,872	8,332,140

		709,147,260

Food & Staples Retailing — 1.4%
Albertsons Companies Inc., Class A(a)(b)	34,112	472,451
Casey’s General Stores Inc.	27,192	4,830,659
Costco Wholesale Corp.	326,774	116,004,770
Grocery Outlet Holding Corp.(a)	51,325	2,018,099

4

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)	573,353	$19,442,400
Sprouts Farmers Market Inc.(a)(b)	91,263	1,910,134
Sysco Corp.	359,149	22,346,251
U.S. Foods Holding Corp.(a)	159,727	3,549,134
Walgreens Boots Alliance Inc.	535,642	19,240,261
Walmart Inc.	1,031,915	144,375,228

		334,189,387

Food Products — 1.1%
Archer-Daniels-Midland Co.	410,306	19,075,126
Beyond Meat Inc.(a)(b)	38,163	6,337,348
Bunge Ltd.	99,812	4,561,408
Campbell Soup Co.	129,962	6,286,262
Conagra Brands Inc.	358,978	12,819,104
Flowers Foods Inc.	144,994	3,527,704
General Mills Inc.	449,763	27,741,382
Hain Celestial Group Inc. (The)(a)(b)	57,015	1,955,615
Hershey Co. (The)	109,675	15,720,814
Hormel Foods Corp.	206,919	10,116,270
Ingredion Inc.	48,808	3,693,789
JM Smucker Co. (The)	81,781	9,447,341
Kellogg Co.	185,966	12,011,544
Kraft Heinz Co. (The)	479,586	14,363,601
Lamb Weston Holdings Inc.	107,170	7,102,156
McCormick & Co. Inc./MD, NVS	92,242	17,904,172
Mondelez International Inc., Class A	1,045,232	60,048,578
Pilgrim’s Pride Corp.(a)	33,127	495,746
Post Holdings Inc.(a)	47,162	4,055,932
Seaboard Corp.	141	399,973
TreeHouse Foods Inc.(a)(b)	43,471	1,761,880
Tyson Foods Inc., Class A	211,066	12,554,206

		251,979,951

Gas Utilities — 0.1%
Atmos Energy Corp.	88,687	8,477,591
National Fuel Gas Co.	66,546	2,701,102
UGI Corp.	152,294	5,022,656

		16,201,349

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	1,279,975	139,299,679
ABIOMED Inc.(a)(b)	32,828	9,095,326
Align Technology Inc.(a)	58,004	18,988,189
Baxter International Inc.	375,871	30,227,546
Becton Dickinson and Co.	204,134	47,497,899
Boston Scientific Corp.(a)	1,056,248	40,359,236
Cooper Companies Inc. (The)	35,986	12,131,600
Danaher Corp.	463,568	99,820,097
Dentsply Sirona Inc.	161,845	7,077,482
DexCom Inc.(a)(b)	68,164	28,099,246
Edwards Lifesciences Corp.(a)	455,319	36,343,563
Envista Holdings Corp.(a)(b)	118,071	2,913,992
Globus Medical Inc., Class A(a)(b)	54,859	2,716,618
Haemonetics Corp.(a)	36,857	3,215,773
Hill-Rom Holdings Inc.	48,544	4,053,909
Hologic Inc.(a)	189,874	12,620,925
ICU Medical Inc.(a)	14,356	2,623,703
IDEXX Laboratories Inc.(a)	62,482	24,562,299
Insulet Corp.(a)(b)	48,674	11,515,782
Integra LifeSciences Holdings Corp.(a)(b)	51,267	2,420,828
Intuitive Surgical Inc.(a)	85,649	60,771,391
Masimo Corp.(a)	35,686	8,424,037

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	993,288	$103,222,489
Novocure Ltd.(a)(b)	73,552	8,187,073
Penumbra Inc.(a)(b)	24,814	4,823,345
Quidel Corp.(a)	26,797	5,878,726
ResMed Inc.	105,428	18,073,522
Steris PLC	61,596	10,852,599
Stryker Corp.	256,465	53,439,612
Tandem Diabetes Care Inc.(a)	43,313	4,916,026
Teleflex Inc.	34,080	11,601,514
Varian Medical Systems Inc.(a)	66,970	11,518,840
West Pharmaceutical Services Inc.	54,441	14,965,831
Zimmer Biomet Holdings Inc.	153,846	20,944,594

		873,203,291

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)	62,605	1,845,595
Amedisys Inc.(a)	23,412	5,535,299
AmerisourceBergen Corp.	107,918	10,459,413
Anthem Inc.	187,167	50,271,184
Cardinal Health Inc.	215,759	10,129,885
Centene Corp.(a)	425,701	24,831,139
Chemed Corp.	11,659	5,600,401
Cigna Corp.	268,402	45,469,983
CVS Health Corp.	967,949	56,528,222
DaVita Inc.(a)(b)	62,328	5,338,393
Encompass Health Corp.	74,492	4,840,490
Guardant Health Inc.(a)	54,985	6,146,223
HCA Healthcare Inc.	197,556	24,631,282
Henry Schein Inc.(a)	104,606	6,148,741
Humana Inc.	98,013	40,566,601
Laboratory Corp. of America Holdings(a)	71,340	13,431,182
McKesson Corp.	119,303	17,767,796
Molina Healthcare Inc.(a)	44,162	8,083,412
Oak Street Health Inc.(a)	12,813	684,727
Premier Inc., Class A	42,955	1,410,213
Quest Diagnostics Inc.	98,762	11,307,261
UnitedHealth Group Inc.	699,070	217,949,054
Universal Health Services Inc., Class B	54,508	5,833,446

		574,809,942

Health Care Technology — 0.3%
Cerner Corp.	225,310	16,287,660
Change Healthcare Inc.(a)	185,564	2,692,533
Livongo Health Inc.(a)(b)	41,669	5,835,743
Teladoc Health Inc.(a)	53,224	11,668,830
Veeva Systems Inc., Class A(a)(b)	98,914	27,813,628

		64,298,394

Hotels, Restaurants & Leisure — 1.7%
Aramark	168,950	4,468,728
Carnival Corp.(b)	348,416	5,288,955
Chipotle Mexican Grill Inc.(a)	20,644	25,675,149
Choice Hotels International Inc.(b)	26,420	2,271,063
Darden Restaurants Inc.	96,473	9,718,690
Domino’s Pizza Inc.	28,820	12,256,570
Dunkin’ Brands Group Inc.	60,038	4,917,713
Extended Stay America Inc.	123,780	1,479,171
Hilton Worldwide Holdings Inc.	201,482	17,190,444
Hyatt Hotels Corp., Class A	24,954	1,331,795
Las Vegas Sands Corp.	245,901	11,473,741
Marriott International Inc./MD, Class A	199,047	18,427,771
McDonald’s Corp.	551,265	120,997,155

5

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International(b)	348,470	$7,579,223
Norwegian Cruise Line Holdings Ltd.(a)(b)	198,801	3,401,485
Planet Fitness Inc., Class A(a)(b)	60,881	3,751,487
Royal Caribbean Cruises Ltd.	131,026	8,481,313
Six Flags Entertainment Corp.	52,841	1,072,672
Starbucks Corp.	865,470	74,361,182
Vail Resorts Inc.(b)	30,062	6,432,366
Wendy’s Co. (The)	132,224	2,947,934
Wyndham Destinations Inc.	64,640	1,988,326
Wyndham Hotels & Resorts Inc.	68,443	3,456,372
Wynn Resorts Ltd.	70,949	5,094,848
Yum China Holdings Inc.	297,183	15,735,840
Yum! Brands Inc.	223,238	20,381,629

		390,181,622

Household Durables — 0.4%
DR Horton Inc.	244,771	18,512,031
Garmin Ltd.	111,474	10,574,424
Leggett & Platt Inc.	95,563	3,934,329
Lennar Corp., Class A	200,356	16,365,078
Lennar Corp., Class B	11,575	760,015
Mohawk Industries Inc.(a)	42,691	4,166,215
Newell Brands Inc.	277,953	4,769,673
NVR Inc.(a)	2,479	10,122,054
PulteGroup Inc.	197,963	9,163,707
Tempur Sealy International Inc.(a)	35,418	3,158,931
Toll Brothers Inc.	85,719	4,171,087
Whirlpool Corp.	44,861	8,249,489

		93,947,033

Household Products — 1.6%
Church & Dwight Co. Inc.	182,064	17,061,217
Clorox Co. (The)	93,401	19,630,088
Colgate-Palmolive Co.	623,106	48,072,628
Energizer Holdings Inc.	44,140	1,727,640
Kimberly-Clark Corp.	250,688	37,016,590
Procter & Gamble Co. (The)	1,804,616	250,823,578
Reynolds Consumer Products Inc.	34,047	1,042,519
Spectrum Brands Holdings Inc.	31,319	1,790,194

		377,164,454

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	490,436	8,881,796
Vistra Corp.	361,175	6,811,760

		15,693,556

Industrial Conglomerates — 1.0%
3M Co.	416,115	66,653,301
Carlisle Companies Inc.	39,499	4,833,493
General Electric Co.	6,444,707	40,150,525
Honeywell International Inc.	519,937	85,586,829
Roper Technologies Inc.	76,960	30,407,665

		227,631,813

Insurance — 2.0%
Aflac Inc.	526,068	19,122,572
Alleghany Corp.	10,332	5,377,289
Allstate Corp. (The)	232,330	21,871,546
American Financial Group Inc./OH	53,528	3,585,305
American International Group Inc.	638,768	17,585,283
American National Group Inc.	8,235	556,110
Aon PLC, Class A	170,300	35,132,890
Arch Capital Group Ltd.(a)	287,117	8,398,172
Arthur J Gallagher & Co.	138,261	14,597,596

Security	Shares	Value

Insurance (continued)
Assurant Inc.	43,969	$5,333,879
Assured Guaranty Ltd.	58,265	1,251,532
Athene Holding Ltd., Class A(a)	85,523	2,914,624
Axis Capital Holdings Ltd.	60,240	2,652,970
Brighthouse Financial Inc.(a)	69,313	1,865,213
Brown & Brown Inc.	176,949	8,010,481
Chubb Ltd.	331,996	38,551,376
Cincinnati Financial Corp.	110,814	8,640,168
CNA Financial Corp.	18,250	547,318
Erie Indemnity Co., Class A, NVS	18,286	3,845,180
Everest Re Group Ltd.	29,152	5,758,686
Fidelity National Financial Inc.	200,632	6,281,788
First American Financial Corp.	78,238	3,983,097
Globe Life Inc.	77,352	6,180,425
GoHealth Inc., Class A(a)	30,807	401,261
Hanover Insurance Group Inc. (The)	28,577	2,662,805
Hartford Financial Services Group Inc. (The)	262,412	9,672,506
Kemper Corp.	44,546	2,977,009
Lemonade Inc.(a)(b)	9,428	468,760
Lincoln National Corp.	142,585	4,467,188
Loews Corp.	177,340	6,162,565
Markel Corp.(a)	10,087	9,821,712
Marsh & McLennan Companies Inc.	373,989	42,896,538
Mercury General Corp.	19,479	805,846
MetLife Inc.	570,091	21,190,283
Old Republic International Corp.	202,724	2,988,152
Primerica Inc.	29,492	3,336,725
Principal Financial Group Inc.	202,416	8,151,292
Progressive Corp. (The)	433,205	41,011,517
Prudential Financial Inc.	293,097	18,617,521
Reinsurance Group of America Inc.	49,549	4,716,569
RenaissanceRe Holdings Ltd.(b)	37,652	6,391,051
Travelers Companies Inc. (The)	187,368	20,271,344
Unum Group	149,029	2,508,158
White Mountains Insurance Group Ltd.	2,170	1,690,430
Willis Towers Watson PLC	95,304	19,901,381
WR Berkley Corp.	103,098	6,304,443

		459,458,556

Interactive Media & Services — 5.1%
Alphabet Inc., Class A(a)	222,304	325,808,742
Alphabet Inc., Class C, NVS(a)	219,433	322,478,737
Facebook Inc., Class A(a)	1,778,188	465,707,437
IAC/InterActiveCorp.(a)	55,996	6,707,201
Match Group Inc(a)(b)	162,681	18,000,653
Pinterest Inc., Class A(a)	297,450	12,347,150
TripAdvisor Inc.	74,209	1,453,754
Twitter Inc.(a)	568,267	25,287,881
Zillow Group Inc., Class A(a)	42,492	4,314,638
Zillow Group Inc., Class C, NVS(a)(b)	104,152	10,580,802

		1,192,686,995

Internet & Direct Marketing Retail — 4.8%
Amazon.com Inc.(a)	314,007	988,723,261
Booking Holdings Inc.(a)	30,235	51,722,410
eBay Inc.	494,631	25,770,275
Etsy Inc.(a)	87,165	10,601,879
Expedia Group Inc.	100,602	9,224,197
Grubhub Inc.(a)	67,299	4,867,737
Qurate Retail Inc., Series A	281,098	2,018,283

6

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)(b)	49,583	$14,429,149

		1,107,357,191

IT Services — 5.8%
Accenture PLC, Class A	471,997	106,666,602
Akamai Technologies Inc.(a)(b)	117,896	13,032,224
Alliance Data Systems Corp.	34,624	1,453,516
Amdocs Ltd.	99,254	5,698,172
Automatic Data Processing Inc.	317,587	44,300,211
BigCommerce Holdings Inc., Series 1(a)(b)	6,563	546,698
Black Knight Inc.(a)	112,289	9,774,757
Booz Allen Hamilton Holding Corp.	98,959	8,211,618
Broadridge Financial Solutions Inc.	84,567	11,162,844
CACI International Inc., Class A(a)	18,056	3,848,817
Cognizant Technology Solutions Corp., Class A	400,397	27,795,560
DXC Technology Co.	187,264	3,342,662
EPAM Systems Inc.(a)	39,392	12,734,646
Euronet Worldwide Inc.(a)	35,916	3,271,948
Fastly Inc., Class A(a)(b)	58,508	5,481,029
Fidelity National Information Services Inc.	457,158	67,298,229
Fiserv Inc.(a)	412,347	42,492,358
FleetCor Technologies Inc.(a)	61,456	14,632,674
Gartner Inc.(a)	63,946	7,990,053
Genpact Ltd.	137,226	5,344,953
Global Payments Inc.	220,684	39,189,065
GoDaddy Inc., Class A(a)	122,579	9,312,327
International Business Machines Corp.	657,867	80,042,678
Jack Henry & Associates Inc.	55,816	9,075,123
Leidos Holdings Inc.	100,787	8,985,161
Mastercard Inc., Class A	653,291	220,923,417
MongoDB Inc.(a)(b)	37,332	8,642,731
Okta Inc.(a)	85,538	18,292,301
Paychex Inc.	237,638	18,956,383
PayPal Holdings Inc.(a)	869,650	171,347,140
Sabre Corp.	217,818	1,417,995
Science Applications International Corp.	42,954	3,368,453
Square Inc., Class A(a)(b)	273,087	44,390,292
StoneCo Ltd., Class A(a)(b)	132,056	6,984,442
Switch Inc., Class A	65,363	1,020,316
Twilio Inc., Class A(a)	101,691	25,126,829
VeriSign Inc.(a)	75,736	15,514,520
Visa Inc., Class A(b)	1,250,319	250,026,290
Western Union Co. (The)	303,541	6,504,884
WEX Inc.(a)(b)	33,087	4,598,100

		1,338,798,018

Leisure Products — 0.1%
Brunswick Corp./DE	58,396	3,440,108
Hasbro Inc.	94,382	7,807,279
Mattel Inc.(a)	255,351	2,987,607
Peloton Interactive Inc., Class A(a)(b)	72,386	7,183,587
Polaris Inc.	42,026	3,964,733

		25,383,314

Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)(b)	42,620	5,313,862
Adaptive Biotechnologies Corp.(a)	54,399	2,645,423
Agilent Technologies Inc.	229,126	23,127,978
Avantor Inc.(a)(b)	330,493	7,432,788
Berkeley Lights Inc.(a)	6,938	529,786
Bio-Rad Laboratories Inc., Class A(a)	15,585	8,033,444
Bio-Techne Corp.	28,515	7,064,021

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bruker Corp.	78,669	$3,127,093
Charles River Laboratories International Inc.(a)	36,445	8,252,970
Illumina Inc.(a)	108,219	33,448,328
IQVIA Holdings Inc.(a)	140,792	22,193,043
Mettler-Toledo International Inc.(a)	17,469	16,870,687
PerkinElmer Inc.	82,671	10,376,037
PPD Inc.(a)	118,585	4,386,459
PRA Health Sciences Inc.(a)	45,796	4,645,546
QIAGEN NV(a)	165,063	8,626,192
Repligen Corp.(a)	38,629	5,699,323
Syneos Health Inc.(a)	51,108	2,716,901
Thermo Fisher Scientific Inc.	292,450	129,122,524
Waters Corp.(a)	45,314	8,867,044

		312,479,449

Machinery — 1.7%
AGCO Corp.	44,723	3,321,577
Allison Transmission Holdings Inc.	80,133	2,815,874
Caterpillar Inc.	400,904	59,794,832
Colfax Corp.(a)(b)	73,177	2,294,831
Crane Co.	35,364	1,772,797
Cummins Inc.	109,423	23,105,761
Deere & Co.	209,079	46,338,179
Donaldson Co. Inc.	92,512	4,294,407
Dover Corp.	106,384	11,525,642
Flowserve Corp.	92,253	2,517,584
Fortive Corp.(b)	219,279	16,711,253
Gates Industrial Corp. PLC(a)(b)	33,031	367,305
Graco Inc.	122,459	7,512,860
IDEX Corp.	56,121	10,237,032
Illinois Tool Works Inc.	232,659	44,952,045
Ingersoll Rand Inc.(a)(b)	253,134	9,011,570
ITT Inc.	63,195	3,731,665
Lincoln Electric Holdings Inc.	41,420	3,812,297
Middleby Corp. (The)(a)	39,473	3,541,123
Nordson Corp.	42,150	8,085,213
Oshkosh Corp.	51,390	3,777,165
Otis Worldwide Corp.	303,784	18,962,197
PACCAR Inc.	250,528	21,365,028
Parker-Hannifin Corp.	95,183	19,259,328
Pentair PLC	121,910	5,579,821
Snap-on Inc.	39,965	5,880,050
Stanley Black & Decker Inc.	113,965	18,485,123
Timken Co. (The)	46,081	2,498,512
Toro Co. (The)	80,323	6,743,116
Trinity Industries Inc.	67,177	1,309,951
Westinghouse Air Brake Technologies Corp.	135,433	8,380,594
Woodward Inc.	42,333	3,393,413
Xylem Inc./NY	132,844	11,174,837

		392,552,982

Marine — 0.0%
Kirby Corp.(a)	41,759	1,510,423

Media — 1.4%
Altice USA Inc., Class A(a)	226,788	5,896,488
Cable One Inc.	3,956	7,458,761
Charter Communications Inc., Class A(a)(b)	110,734	69,135,666
Comcast Corp., Class A	3,355,611	155,230,565
Discovery Inc., Class A(a)(b)	110,744	2,410,897
Discovery Inc., Class C, NVS(a)(b)	240,561	4,714,996
DISH Network Corp., Class A(a)	181,903	5,280,644

7

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Fox Corp., Class A, NVS	254,957	$7,095,453
Fox Corp., Class B(a)	116,483	3,258,029
Interpublic Group of Companies Inc. (The)	293,385	4,890,728
John Wiley & Sons Inc., Class A	30,001	951,332
Liberty Broadband Corp., Class A(a)	18,750	2,658,937
Liberty Broadband Corp., Class C, NVS(a)	77,732	11,105,571
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	59,644	1,978,391
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	125,217	4,142,178
New York Times Co. (The), Class A(b)	120,554	5,158,506
News Corp., Class A, NVS	279,379	3,916,894
News Corp., Class B	81,756	1,142,949
Nexstar Media Group Inc., Class A	32,476	2,920,567
Omnicom Group Inc.	157,454	7,793,973
Sirius XM Holdings Inc.(b)	872,831	4,678,374
ViacomCBS Inc., Class A	12,347	373,991
ViacomCBS Inc., Class B, NVS	398,841	11,171,536

		323,365,426

Metals & Mining — 0.4%
Freeport-McMoRan Inc.	1,067,625	16,697,655
Newmont Corp.	595,156	37,762,648
Nucor Corp.	223,100	10,008,266
Reliance Steel & Aluminum Co.	46,933	4,789,044
Royal Gold Inc.	48,612	5,841,704
Southern Copper Corp.	59,029	2,672,243
Steel Dynamics Inc.	150,359	4,304,778

		82,076,338

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	410,643	5,712,044
Annaly Capital Management Inc.	1,046,685	7,452,397
New Residential Investment Corp.	295,337	2,347,929
Starwood Property Trust Inc.	208,841	3,151,411

		18,663,781

Multi-Utilities — 0.8%
Ameren Corp.	181,902	14,384,810
CenterPoint Energy Inc.	368,452	7,129,546
CMS Energy Corp.	210,176	12,906,908
Consolidated Edison Inc.	247,654	19,267,481
Dominion Energy Inc.	620,295	48,959,884
DTE Energy Co.	142,274	16,367,201
MDU Resources Group Inc.	142,345	3,202,763
NiSource Inc.	285,528	6,281,616
Public Service Enterprise Group Inc.	373,360	20,501,198
Sempra Energy	215,268	25,479,121
WEC Energy Group Inc.	234,841	22,756,093

		197,236,621

Multiline Retail — 0.5%
Dollar General Corp.	186,587	39,112,367
Dollar Tree Inc.(a)	173,566	15,853,519
Kohl’s Corp.	117,715	2,181,259
Nordstrom Inc.(b)	72,034	858,645
Ollie’s Bargain Outlet Holdings Inc.(a)	40,389	3,527,979
Target Corp.	370,620	58,343,000

		119,876,769

Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp.	195,498	1,049,824
Apache Corp.	279,756	2,649,289
Cabot Oil & Gas Corp.	287,380	4,988,917
Cheniere Energy Inc.(a)	169,271	7,832,169

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	1,384,380	$99,675,360
Cimarex Energy Co.	69,442	1,689,524
Concho Resources Inc.	144,469	6,373,972
ConocoPhillips	798,073	26,208,717
Continental Resources Inc./OK	60,969	748,699
Devon Energy Corp.	289,621	2,739,815
Diamondback Energy Inc.	113,721	3,425,277
EOG Resources Inc.	431,568	15,510,554
EQT Corp.	188,203	2,433,465
Equitrans Midstream Corp.	301,275	2,548,787
Exxon Mobil Corp.	3,134,082	107,593,035
Hess Corp.	200,485	8,205,851
HollyFrontier Corp.	116,026	2,286,872
Kinder Morgan Inc./DE	1,441,409	17,772,573
Marathon Oil Corp.	585,715	2,395,574
Marathon Petroleum Corp.	479,791	14,077,068
Murphy Oil Corp.	107,340	957,473
Noble Energy Inc.	360,216	3,079,847
Occidental Petroleum Corp.	623,167	6,237,902
ONEOK Inc.	320,891	8,336,748
Parsley Energy Inc., Class A	222,270	2,080,447
Phillips 66	323,313	16,760,546
Pioneer Natural Resources Co.	122,572	10,539,966
Targa Resources Corp.	176,886	2,481,711
Valero Energy Corp.	301,926	13,079,434
Williams Companies Inc. (The)	900,146	17,687,869
WPX Energy Inc.(a)	278,742	1,365,836

		412,813,121

Personal Products — 0.2%
Coty Inc., Class A	252,005	680,414
Estee Lauder Companies Inc. (The), Class A	164,241	35,845,598
Herbalife Nutrition Ltd.(a)(b)	66,700	3,111,555
Nu Skin Enterprises Inc., Class A	39,781	1,992,630

		41,630,197

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	1,676,503	101,076,366
Catalent Inc.(a)(b)	120,587	10,329,482
Elanco Animal Health Inc.(a)	295,276	8,247,059
Eli Lilly & Co.	623,746	92,326,883
Horizon Therapeutics PLC(a)	143,993	11,185,376
Jazz Pharmaceuticals PLC(a)(b)	40,030	5,707,878
Johnson & Johnson	1,952,701	290,718,125
Merck & Co. Inc.	1,870,763	155,179,791
Mylan NV(a)	381,994	5,664,971
Nektar Therapeutics(a)(b)	122,699	2,035,576
Perrigo Co. PLC	101,095	4,641,272
Pfizer Inc.	4,117,991	151,130,270
Reata Pharmaceuticals Inc., Class A(a)(b)	17,548	1,709,526
Royalty Pharma PLC, Class A	63,260	2,661,348
Zoetis Inc.	351,919	58,196,845

		900,810,768

Professional Services — 0.5%
CoreLogic Inc.	58,472	3,956,800
CoStar Group Inc.(a)	28,940	24,555,879
Dun & Bradstreet Holdings Inc.(a)	63,716	1,634,953
Equifax Inc.	89,391	14,025,448
FTI Consulting Inc.(a)	27,020	2,863,309
IHS Markit Ltd.	294,033	23,084,531
ManpowerGroup Inc.	42,906	3,146,297

8

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Nielsen Holdings PLC	259,777	$3,683,638
Robert Half International Inc.	80,914	4,283,587
TransUnion	140,401	11,811,936
Verisk Analytics Inc.	117,460	21,766,513

		114,812,891

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	245,775	11,544,052
Howard Hughes Corp. (The)(a)	28,153	1,621,613
Jones Lang LaSalle Inc.	37,064	3,545,542

		16,711,207

Road & Rail — 1.2%
AMERCO	6,561	2,335,585
CSX Corp.	565,460	43,919,278
JB Hunt Transport Services Inc.	62,078	7,845,417
Kansas City Southern(b)	69,828	12,626,997
Knight-Swift Transportation Holdings Inc.	92,837	3,778,466
Landstar System Inc.	27,802	3,488,873
Lyft Inc., Class A(a)(b)	176,463	4,861,556
Norfolk Southern Corp.	189,075	40,460,159
Old Dominion Freight Line Inc.	71,638	12,960,747
Ryder System Inc.	36,861	1,557,009
Schneider National Inc., Class B	43,958	1,087,081
Uber Technologies Inc.(a)	1,018,415	37,151,779
Union Pacific Corp.	502,718	98,970,093

		271,043,040

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices Inc.(a)	863,370	70,787,706
Analog Devices Inc.	272,678	31,832,430
Applied Materials Inc.	676,836	40,237,900
Broadcom Inc.	289,063	105,311,432
Cirrus Logic Inc.(a)	43,255	2,917,550
Cree Inc.(a)(b)	78,596	5,009,709
Enphase Energy Inc.(a)(b)	78,237	6,461,594
Entegris Inc.	99,711	7,412,516
First Solar Inc.(a)(b)	68,790	4,553,898
Inphi Corp.(a)	35,401	3,973,762
Intel Corp.	3,138,890	162,531,724
KLA Corp.	114,989	22,277,969
Lam Research Corp.	107,001	35,497,582
Marvell Technology Group Ltd.(b)	487,757	19,363,953
Maxim Integrated Products Inc.	196,621	13,293,546
Microchip Technology Inc.	179,846	18,480,975
Micron Technology Inc.(a)	823,309	38,662,590
MKS Instruments Inc.	39,521	4,316,879
Monolithic Power Systems Inc.	32,154	8,990,580
NVIDIA Corp.	437,151	236,594,864
ON Semiconductor Corp.(a)(b)	303,756	6,588,468
Qorvo Inc.(a)	83,772	10,807,426
QUALCOMM Inc.	833,407	98,075,336
Skyworks Solutions Inc.	123,481	17,966,485
SolarEdge Technologies Inc.(a)(b)	36,141	8,614,207
Teradyne Inc.	122,484	9,732,579
Texas Instruments Inc.	679,724	97,057,790
Universal Display Corp.(b)	31,700	5,729,458
Xilinx Inc.	180,892	18,856,182

		1,111,937,090

Software — 9.9%
2U Inc.(a)(b)	50,071	1,695,404
Adobe Inc.(a)	356,232	174,706,860

Security	Shares	Value

Software (continued)
Alteryx Inc., Class A(a)(b)	38,124	$4,328,980
Anaplan Inc.(a)	96,460	6,036,467
ANSYS Inc.(a)	63,422	20,753,581
Aspen Technology Inc.(a)	50,146	6,347,982
Atlassian Corp. PLC, Class A(a)(b)	94,550	17,188,245
Autodesk Inc.(a)	161,896	37,399,595
Avalara Inc.(a)(b)	61,616	7,846,181
Bill.Com Holdings Inc.(a)(b)	40,481	4,060,649
Cadence Design Systems Inc.(a)(b)	204,795	21,837,291
CDK Global Inc.	92,421	4,028,631
Ceridian HCM Holding Inc.(a)	78,539	6,491,248
Citrix Systems Inc.	91,944	12,661,608
Cloudflare Inc., Class A(a)	80,739	3,315,143
Coupa Software Inc.(a)	49,438	13,557,877
Crowdstrike Holdings Inc., Class A(a)	112,636	15,467,176
Datadog Inc., Class A(a)	112,895	11,533,353
DocuSign Inc.(a)(b)	132,380	28,493,471
Dropbox Inc., Class A(a)(b)	181,676	3,499,080
Duck Creek Technologies Inc.(a)	10,626	482,739
Dynatrace Inc.(a)	135,746	5,568,301
Elastic NV(a)	48,421	5,224,142
Everbridge Inc.(a)(b)	25,398	3,193,291
Fair Isaac Corp.(a)	20,736	8,820,680
FireEye Inc.(a)	164,637	2,032,444
Five9 Inc.(a)(b)	45,708	5,927,413
Fortinet Inc.(a)	99,268	11,694,763
Globant SA(a)	28,577	5,121,570
Guidewire Software Inc.(a)(b)	60,719	6,331,170
HubSpot Inc.(a)	30,717	8,976,429
Intuit Inc.	186,320	60,779,447
Jamf Holding Corp.(a)	14,830	557,756
Manhattan Associates Inc.(a)	47,256	4,512,475
Medallia Inc.(a)(b)	60,639	1,662,721
Microsoft Corp.	5,545,386	1,166,361,037
nCino Inc.(a)(b)	5,713	455,212
New Relic Inc.(a)(b)	36,109	2,035,103
NortonLifeLock Inc.	401,131	8,359,570
Nuance Communications Inc.(a)(b)	209,421	6,950,683
Nutanix Inc., Class A(a)	135,153	2,997,694
Oracle Corp.	1,422,183	84,904,325
Pagerduty Inc.(a)(b)	50,728	1,375,236
Palo Alto Networks Inc.(a)(b)	70,218	17,185,856
Paycom Software Inc.(a)	36,789	11,452,416
Paylocity Holding Corp.(a)	25,708	4,149,785
Pegasystems Inc.	30,146	3,648,872
Pluralsight Inc., Class A(a)(b)	82,881	1,419,752
Proofpoint Inc.(a)	42,527	4,488,725
PTC Inc.(a)	76,570	6,333,870
RealPage Inc.(a)(b)	65,915	3,799,341
RingCentral Inc., Class A(a)	57,658	15,833,463
salesforce.com Inc.(a)	641,332	161,179,558
ServiceNow Inc.(a)	140,697	68,238,045
Slack Technologies Inc., Class A(a)(b)	277,588	7,456,014
Smartsheet Inc., Class A(a)	81,754	4,040,283
SolarWinds Corp.(a)	29,149	592,891
Splunk Inc.(a)	118,155	22,228,500
SS&C Technologies Holdings Inc.	166,890	10,100,183
Synopsys Inc.(a)	111,069	23,766,545
Teradata Corp.(a)(b)	77,206	1,752,576
Trade Desk Inc. (The), Class A(a)(b)	30,704	15,928,621

9

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)(b)	29,081	$10,136,473
VMware Inc., Class A(a)	59,065	8,485,869
Workday Inc., Class A(a)	127,388	27,404,980
Zendesk Inc.(a)(b)	83,484	8,592,173
Zoom Video Communications Inc., Class A(a)	123,599	58,105,126
Zscaler Inc.(a)	52,156	7,337,828

		2,309,230,768

Specialty Retail — 2.4%
Advance Auto Parts Inc.(b)	48,991	7,520,118
AutoNation Inc.(a)	43,460	2,300,338
AutoZone Inc.(a)	17,358	20,441,475
Best Buy Co. Inc.	169,017	18,809,902
Burlington Stores Inc.(a)	47,679	9,826,165
CarMax Inc.(a)(b)	119,844	11,014,862
Carvana Co.(a)	40,478	9,029,023
Dick’s Sporting Goods Inc.	45,975	2,661,033
Five Below Inc.(a)(b)	40,350	5,124,450
Floor & Decor Holdings Inc., Class A(a)	69,636	5,208,773
Foot Locker Inc.	76,872	2,539,082
Gap Inc. (The)	131,252	2,235,221
Home Depot Inc. (The)	795,483	220,913,584
L Brands Inc.	169,364	5,387,469
Lowe’s Companies Inc.	559,680	92,828,525
O’Reilly Automotive Inc.(a)	54,377	25,072,147
Penske Automotive Group Inc.	23,530	1,121,440
Ross Stores Inc.	259,315	24,199,276
Tiffany & Co.	90,210	10,450,828
TJX Companies Inc. (The)	886,156	49,314,581
Tractor Supply Co.	86,142	12,347,594
Ulta Beauty Inc.(a)	39,871	8,930,307
Vroom Inc.(a)(b)	18,220	943,432
Williams-Sonoma Inc.	57,063	5,160,778

		553,380,403

Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	11,950,847	1,384,027,591
Dell Technologies Inc., Class C(a)	186,725	12,639,415
Hewlett Packard Enterprise Co.	950,748	8,908,509
HP Inc.	1,062,179	20,170,779
NCR Corp.(a)	95,314	2,110,252
NetApp Inc.	163,894	7,185,113
Pure Storage Inc., Class A(a)(b)	184,607	2,841,102
Western Digital Corp.	221,613	8,099,955
Xerox Holdings Corp.	132,668	2,490,178

		1,448,472,894

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	110,673	1,992,114
Carter’s Inc.	31,295	2,709,521
Columbia Sportswear Co.	20,151	1,752,734
Hanesbrands Inc.	256,004	4,032,063
Lululemon Athletica Inc.(a)	84,135	27,711,545
Nike Inc., Class B	896,969	112,605,488
PVH Corp.	53,368	3,182,868
Ralph Lauren Corp.	36,377	2,472,545
Skechers U.S.A. Inc., Class A(a)	102,313	3,091,899
Tapestry Inc.	204,162	3,191,052
Under Armour Inc., Class A(a)	138,956	1,560,476
Under Armour Inc., Class C, NVS(a)(b)	140,022	1,377,816
VF Corp.	238,366	16,745,211

		182,425,332

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	246,868	$2,187,251
New York Community Bancorp. Inc.	344,041	2,845,219
Rocket Companies Inc., Class A(a)	70,813	1,411,303
TFS Financial Corp.	29,738	436,851

		6,880,624

Tobacco — 0.6%
Altria Group Inc.	1,377,011	53,207,705
Philip Morris International Inc.	1,152,229	86,405,653

		139,613,358

Trading Companies & Distributors — 0.2%
Air Lease Corp.	75,290	2,215,032
Fastenal Co.	422,300	19,041,507
HD Supply Holdings Inc.(a)	119,540	4,929,830
MSC Industrial Direct Co. Inc., Class A	31,126	1,969,653
United Rentals Inc.(a)(b)	53,333	9,306,609
Univar Solutions Inc.(a)	126,875	2,141,650
Watsco Inc.	24,033	5,597,045
WW Grainger Inc.	32,973	11,763,777

		56,965,103

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	51,507	1,385,023

Water Utilities — 0.1%
American Water Works Co. Inc.	134,086	19,426,380
Essential Utilities Inc.	165,538	6,662,904

		26,089,284

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	74,260	1,369,354
T-Mobile U.S. Inc.(a)	407,130	46,559,387
U.S. Cellular Corp.(a)	10,630	313,904

		48,242,645

Total Common Stocks — 99.8% (Cost: $18,903,683,492)		23,227,390,876

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	440,320,413	440,716,701
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	19,610,000	19,610,000

		460,326,701

Total Short-Term Investments — 2.0% (Cost: $459,887,788)		460,326,701

Total Investments in Securities — 101.8% (Cost: $19,363,571,280)		23,687,717,577

Other Assets, Less Liabilities — (1.8)%		(423,648,673)

Net Assets — 100.0%		$23,264,068,904

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 ETF

11

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise Inc.(a)(b)	224,571	$20,368,590
BWX Technologies Inc.	211,900	11,932,089
HEICO Corp.(b)	124,754	13,056,754
HEICO Corp., Class A	219,961	19,501,742
Huntington Ingalls Industries Inc.	9,447	1,329,665
Lockheed Martin Corp.	871,257	333,935,383
Mercury Systems Inc.(a)	156,384	12,113,505
Northrop Grumman Corp.	505,337	159,428,770
TransDigm Group Inc.	41,812	19,865,717
Virgin Galactic Holdings Inc.(a)(b)	215,131	4,136,969

		595,669,184

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.(b)	73,111	7,471,213
Expeditors International of Washington Inc.	357,944	32,401,091
United Parcel Service Inc., Class B	1,638,718	273,059,581
XPO Logistics Inc.(a)(b)	9,752	825,604

		313,757,489

Automobiles — 1.9%
Tesla Inc.(a)(b)	2,603,495	1,116,925,390

Beverages — 1.8%
Boston Beer Co. Inc. (The), Class A, NVS(a)	31,299	27,648,285
Brown-Forman Corp., Class A	136,302	9,361,221
Brown-Forman Corp., Class B, NVS	541,463	40,782,993
Coca-Cola Co. (The)	7,990,281	394,480,173
Monster Beverage Corp.(a)	1,298,205	104,116,041
PepsiCo Inc.	3,587,281	497,197,147

		1,073,585,860

Biotechnology — 3.6%
AbbVie Inc.	5,830,928	510,730,983
ACADIA Pharmaceuticals Inc.(a)(b)	399,344	16,472,940
Acceleron Pharma Inc.(a)(b)	171,300	19,276,389
Agios Pharmaceuticals Inc.(a)(b)	30,004	1,050,140
Alexion Pharmaceuticals Inc.(a)(b)	110,479	12,642,112
Alnylam Pharmaceuticals Inc.(a)(b)	406,481	59,183,634
Amgen Inc.	2,072,632	526,780,149
Biogen Inc.(a)	167,896	47,628,737
BioMarin Pharmaceutical Inc.(a)	576,523	43,861,870
Bluebird Bio Inc.(a)(b)	112,358	6,061,714
Exact Sciences Corp.(a)(b)	454,430	46,329,138
Exelixis Inc.(a)	388,342	9,494,962
Global Blood Therapeutics Inc.(a)(b)	195,504	10,780,091
Immunomedics Inc.(a)	724,570	61,610,187
Incyte Corp.(a)	640,934	57,517,417
Ionis Pharmaceuticals Inc.(a)	226,136	10,730,153
Iovance Biotherapeutics Inc.(a)(b)	491,593	16,183,242
Moderna Inc.(a)(b)	1,002,815	70,949,161
Neurocrine Biosciences Inc.(a)	323,697	31,126,704
Regeneron Pharmaceuticals Inc.(a)(b)	340,430	190,565,905
Sage Therapeutics Inc.(a)(b)	21	1,284
Sarepta Therapeutics Inc.(a)(b)	261,792	36,763,451
Seattle Genetics Inc.(a)	431,407	84,422,036
Vertex Pharmaceuticals Inc.(a)	913,787	248,659,718

		2,118,822,117

Building Products — 0.2%
Allegion PLC	209,744	20,745,779
Armstrong World Industries Inc.	61,893	4,258,857
AZEK Co. Inc. (The)(a)(b)	22,621	787,437

Security	Shares	Value

Building Products (continued)
Carrier Global Corp.	1,097,423	$33,515,299
Trex Co. Inc.(a)(b)	406,814	29,127,882

		88,435,254

Capital Markets — 1.2%
Apollo Global Management Inc.	297,787	13,325,968
Ares Management Corp., Class A	345,106	13,949,185
Carlyle Group Inc. (The)	49	1,209
Cboe Global Markets Inc.	88,743	7,786,311
FactSet Research Systems Inc.	130,741	43,782,546
Intercontinental Exchange Inc.	668,412	66,874,621
LPL Financial Holdings Inc.	14,706	1,127,509
MarketAxess Holdings Inc.	129,799	62,509,900
Moody’s Corp.	571,605	165,679,709
Morningstar Inc.	63,877	10,259,285
MSCI Inc.	286,307	102,148,612
S&P Global Inc.(b)	500,179	180,364,547
T Rowe Price Group Inc.	201,980	25,897,876
Tradeweb Markets Inc., Class A(b)	255,930	14,843,940
Virtu Financial Inc., Class A	217,641	5,007,919

		713,559,137

Chemicals — 0.6%
Air Products & Chemicals Inc.	99,291	29,574,817
Ecolab Inc.	174,590	34,890,066
FMC Corp.	89,677	9,497,691
NewMarket Corp.	18,567	6,355,855
RPM International Inc.	376,016	31,149,165
Scotts Miracle-Gro Co. (The)	133,525	20,417,308
Sherwin-Williams Co. (The)	289,977	202,038,575
WR Grace & Co.	57,855	2,330,978

		336,254,455

Commercial Services & Supplies — 0.4%
Cintas Corp.	275,314	91,632,759
Copart Inc.(a)	720,416	75,758,947
IAA Inc.(a)	112,402	5,852,772
MSA Safety Inc.	24,147	3,239,803
Rollins Inc.(b)	453,133	24,555,277
Waste Management Inc.	191,836	21,710,080

		222,749,638

Communications Equipment — 0.1%
Arista Networks Inc.(a)(b)	169,656	35,106,916
CommScope Holding Co. Inc.(a)	59,502	535,518
Lumentum Holdings Inc.(a)	20,152	1,514,020
Motorola Solutions Inc.	57,480	9,013,439
Ubiquiti Inc.(b)	21,745	3,624,021

		49,793,914

Construction & Engineering — 0.0%
Quanta Services Inc.	87,174	4,608,018

Consumer Finance — 0.0%
LendingTree Inc.(a)(b)	25,767	7,907,635
SLM Corp.	233,426	1,888,416

		9,796,051

Containers & Packaging — 0.2%
Amcor PLC	795,523	8,790,529
Avery Dennison Corp.	116,276	14,864,724
Ball Corp.	1,057,810	87,925,167
Berry Global Group Inc.(a)(b)	162,567	7,855,237
Crown Holdings Inc.(a)(b)	46,911	3,605,580

12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Graphic Packaging Holding Co.	172,691	$2,433,216

		125,474,453

Distributors — 0.1%
Pool Corp.	134,587	45,024,735

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	144,960	22,039,718
Chegg Inc.(a)(b)	426,031	30,435,655
frontdoor Inc.(a)(b)	37,332	1,452,588
H&R Block Inc.	477,107	7,772,073

		61,700,034

Electric Utilities — 0.0%
NRG Energy Inc.	297,000	9,129,780

Electrical Equipment — 0.2%
Generac Holdings Inc.(a)(b)	196,078	37,968,544
Rockwell Automation Inc.	198,278	43,755,989
Vertiv Holdings Co.(a)	771,945	13,370,087

		95,094,620

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	602,697	65,254,004
CDW Corp./DE	499,239	59,674,038
Cognex Corp.(b)	579,552	37,728,835
Coherent Inc.(a)	70,123	7,778,744
Dolby Laboratories Inc., Class A	25,784	1,708,964
IPG Photonics Corp.(a)(b)	7,921	1,346,332
Jabil Inc.	97,744	3,348,709
Keysight Technologies Inc.(a)	221,252	21,855,273
Zebra Technologies Corp., Class A(a)	168,939	42,650,340

		241,345,239

Entertainment — 2.0%
Activision Blizzard Inc.	1,061,403	85,920,573
Electronic Arts Inc.(a)	139,704	18,218,799
Live Nation Entertainment Inc.(a)(b)	499,005	26,886,389
Netflix Inc.(a)	1,497,433	748,761,423
Roku Inc.(a)(b)	371,651	70,167,709
Spotify Technology SA(a)(b)	460,259	111,645,026
Take-Two Interactive Software Inc.(a)(b)	365,970	60,465,563
World Wrestling Entertainment Inc., Class A	161,502	6,535,986
Zynga Inc., Class A(a)(b)	2,568,736	23,426,872

		1,152,028,340

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	1,553,121	375,435,939
Americold Realty Trust	69,733	2,492,955
Brookfield Property REIT Inc., Class A(b)	129,267	1,582,228
CoreSite Realty Corp.	92,405	10,985,106
Crown Castle International Corp.	1,364,689	227,220,718
Equinix Inc.	309,388	235,175,100
Equity LifeStyle Properties Inc.	250,733	15,369,933
Extra Space Storage Inc.	311,432	33,320,110
Iron Mountain Inc.	589,550	15,794,045
Public Storage	346,415	77,153,549
SBA Communications Corp.(b)	52,485	16,715,423
Simon Property Group Inc.	840,388	54,356,296

		1,065,601,402

Food & Staples Retailing — 1.0%
Albertsons Companies Inc., Class A(a)(b)	60,422	836,845
Costco Wholesale Corp.	1,371,993	487,057,515
Grocery Outlet Holding Corp.(a)(b)	145,252	5,711,309

Security	Shares	Value

Food & Staples Retailing (continued)
Sprouts Farmers Market Inc.(a)(b)	349,556	$7,316,207
Sysco Corp.	1,223,966	76,155,164

		577,077,040

Food Products — 0.3%
Beyond Meat Inc.(a)(b)	144,647	24,020,081
Campbell Soup Co.	307,800	14,888,286
Hershey Co. (The)	404,772	58,020,018
Kellogg Co.	299,678	19,356,202
Lamb Weston Holdings Inc.	121,315	8,039,545
McCormick & Co. Inc./MD, NVS	242,880	47,143,008
Pilgrim’s Pride Corp.(a)	56,460	844,924

		172,312,064

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	2,337,139	254,350,837
ABIOMED Inc.(a)(b)	155,780	43,160,407
Align Technology Inc.(a)(b)	274,445	89,842,315
Baxter International Inc.	751,745	60,455,333
Cooper Companies Inc. (The)	21,681	7,309,099
DexCom Inc.(a)(b)	323,482	133,348,985
Edwards Lifesciences Corp.(a)	2,170,378	173,239,572
Haemonetics Corp.(a)	157,015	13,699,559
Hill-Rom Holdings Inc.	20,637	1,723,396
Hologic Inc.(a)	629,840	41,865,465
ICU Medical Inc.(a)(b)	20,745	3,791,356
IDEXX Laboratories Inc.(a)	295,776	116,272,503
Insulet Corp.(a)(b)	230,101	54,439,595
Intuitive Surgical Inc.(a)	407,494	289,133,293
Masimo Corp.(a)(b)	172,073	40,619,552
Novocure Ltd.(a)(b)	349,723	38,927,667
Penumbra Inc.(a)(b)	116,023	22,552,551
Quidel Corp.(a)	127,324	27,932,339
ResMed Inc.	507,783	87,049,240
Steris PLC	18,121	3,192,739
Stryker Corp.	400,691	83,491,984
Tandem Diabetes Care Inc.(a)	188,654	21,412,229
Teleflex Inc.	102,838	35,008,112
Varian Medical Systems Inc.(a)	36,973	6,359,356
West Pharmaceutical Services Inc.	258,284	71,002,271

		1,720,179,755

Health Care Providers & Services — 2.4%
Amedisys Inc.(a)	111,074	26,261,226
AmerisourceBergen Corp.	246,098	23,851,818
Anthem Inc.	228,648	61,412,566
Cardinal Health Inc.	1,029,306	48,325,917
Centene Corp.(a)	596,878	34,815,894
Chemed Corp.	53,388	25,644,926
Cigna Corp.	343,575	58,205,041
DaVita Inc.(a)(b)	42,466	3,637,213
Encompass Health Corp.	159,301	10,351,379
Guardant Health Inc.(a)	266,793	29,822,122
HCA Healthcare Inc.	489,230	60,997,196
Humana Inc.	178,264	73,781,687
Laboratory Corp. of America Holdings(a)	21,087	3,970,049
McKesson Corp.	427,432	63,657,448
Molina Healthcare Inc.(a)	138,486	25,348,477
Oak Street Health Inc.(a)(b)	32,267	1,724,348
UnitedHealth Group Inc.	2,765,619	862,237,036

		1,414,044,343

13

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.5%
Cerner Corp.	1,071,071	$77,427,722
Change Healthcare Inc.(a)	626,511	9,090,675
Livongo Health Inc.(a)(b)	194,545	27,246,027
Teladoc Health Inc.(a)(b)	227,284	49,829,744
Veeva Systems Inc., Class A(a)	469,640	132,058,072

		295,652,240

Hotels, Restaurants & Leisure — 1.0%
Chipotle Mexican Grill Inc.(a)	98,099	122,006,707
Domino’s Pizza Inc.	138,474	58,890,223
Dunkin’ Brands Group Inc.	249,377	20,426,470
Las Vegas Sands Corp.	488,102	22,774,839
McDonald’s Corp.	374,723	82,247,951
Planet Fitness Inc., Class A(a)(b)	160,111	9,866,040
Starbucks Corp.	2,374,534	204,019,961
Vail Resorts Inc.(b)	8,649	1,850,627
Wendy’s Co. (The)	630,907	14,066,072
Wynn Resorts Ltd.	85,019	6,105,215
Yum China Holdings Inc.	98,674	5,224,788
Yum! Brands Inc.	79,527	7,260,815

		554,739,708

Household Durables — 0.0%
NVR Inc.(a)	1,124	4,589,427
Tempur Sealy International Inc.(a)	123,140	10,982,856

		15,572,283

Household Products — 1.2%
Church & Dwight Co. Inc.	871,534	81,671,451
Clorox Co. (The)	314,178	66,030,791
Energizer Holdings Inc.	159,036	6,224,669
Procter & Gamble Co. (The)	3,835,691	533,122,692
Reynolds Consumer Products Inc.	41,513	1,271,128

		688,320,731

Industrial Conglomerates — 0.4%
3M Co.	1,305,877	209,175,378
Roper Technologies Inc.	51,122	20,198,813

		229,374,191

Insurance — 0.7%
Alleghany Corp.	4,465	2,323,809
Aon PLC, Class A(b)	806,990	166,482,037
Axis Capital Holdings Ltd.	19,377	853,363
Brown & Brown Inc.	54,721	2,477,220
Erie Indemnity Co., Class A, NVS	52,636	11,068,298
Lincoln National Corp.	83,921	2,629,245
Marsh & McLennan Companies Inc.	1,387,147	159,105,761
Primerica Inc.(b)	84,473	9,557,275
Progressive Corp. (The)	597,503	56,565,609
RenaissanceRe Holdings Ltd.	60,501	10,269,440

		421,332,057

Interactive Media & Services — 8.2%
Alphabet Inc., Class A(a)	820,242	1,202,146,675
Alphabet Inc., Class C, NVS(a)	809,660	1,189,876,336
Facebook Inc., Class A(a)	8,455,360	2,214,458,784
IAC/InterActiveCorp.(a)(b)	263,943	31,615,092
Match Group Inc(a)(b)	770,879	85,297,761
Pinterest Inc., Class A(a)(b)	1,173,609	48,716,510
Zillow Group Inc., Class A(a)	16,233	1,648,299
Zillow Group Inc., Class C, NVS(a)(b)	58,432	5,936,107

		4,779,695,564

Security	Shares	Value

Internet & Direct Marketing Retail — 8.9%
Amazon.com Inc.(a)	1,493,075	$4,701,290,045
Booking Holdings Inc.(a)(b)	143,850	246,081,318
eBay Inc.	2,146,221	111,818,114
Etsy Inc.(a)	415,381	50,522,791
Expedia Group Inc.	53,257	4,883,134
Grubhub Inc.(a)(b)	30,995	2,241,869
Wayfair Inc., Class A(a)(b)	213,730	62,197,567

		5,179,034,838

IT Services — 8.4%
Accenture PLC, Class A	2,244,355	507,201,786
Akamai Technologies Inc.(a)(b)	463,731	51,260,825
Automatic Data Processing Inc.	1,301,176	181,501,040
BigCommerce Holdings Inc., Series 1(a)(b)	25,818	2,150,639
Black Knight Inc.(a)	530,478	46,178,110
Booz Allen Hamilton Holding Corp.	473,997	39,332,271
Broadridge Financial Solutions Inc.	402,668	53,152,176
CACI International Inc., Class A(a)	13,958	2,975,287
Cognizant Technology Solutions Corp., Class A	139,219	9,664,583
EPAM Systems Inc.(a)(b)	188,712	61,006,815
Fastly Inc., Class A(a)(b)	275,292	25,789,355
Fiserv Inc.(a)	580,201	59,789,713
FleetCor Technologies Inc.(a)	290,225	69,102,573
Gartner Inc.(a)	304,394	38,034,030
Genpact Ltd.	256,674	9,997,452
GoDaddy Inc., Class A(a)(b)	582,635	44,262,781
Jack Henry & Associates Inc.	206,561	33,584,753
Leidos Holdings Inc.	45,798	4,082,892
Mastercard Inc., Class A	3,106,425	1,050,499,742
MongoDB Inc.(a)(b)	176,122	40,774,004
Okta Inc.(a)	404,834	86,573,751
Paychex Inc.	892,399	71,186,668
PayPal Holdings Inc.(a)	4,135,202	814,758,850
Science Applications International Corp.	18,993	1,489,431
Square Inc., Class A(a)	1,301,511	211,560,613
StoneCo Ltd., Class A(a)(b)	629,563	33,297,587
Switch Inc., Class A(b)	310,532	4,847,405
Twilio Inc., Class A(a)	400,574	98,977,830
VeriSign Inc.(a)	213,308	43,696,144
Visa Inc., Class A	5,945,273	1,188,876,242
Western Union Co. (The)	259,814	5,567,814
WEX Inc.(a)(b)	13,217	1,836,767

		4,893,009,929

Leisure Products — 0.0%
Mattel Inc.(a)	763,921	8,937,876
Peloton Interactive Inc., Class A(a)(b)	83,472	8,283,761
Polaris Inc.	14,778	1,394,157

		18,615,794

Life Sciences Tools & Services — 1.5%
10X Genomics Inc., Class A(a)	200,622	25,013,551
Adaptive Biotechnologies Corp.(a)(b)	264,158	12,846,004
Agilent Technologies Inc.	96,863	9,777,351
Avantor Inc.(a)	1,574,878	35,419,006
Berkeley Lights Inc.(a)(b)	18,023	1,376,236
Bio-Techne Corp.	123,355	30,558,734
Bruker Corp.	154,292	6,133,107
Charles River Laboratories International Inc.(a)	152,416	34,514,603
Illumina Inc.(a)	518,872	160,372,958
IQVIA Holdings Inc.(a)	253,708	39,991,992
Mettler-Toledo International Inc.(a)	78,497	75,808,478

14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
PerkinElmer Inc.(b)	77,894	$9,776,476
PPD Inc.(a)	469,940	17,383,081
PRA Health Sciences Inc.(a)	188,304	19,101,558
Repligen Corp.(a)	183,782	27,115,196
Syneos Health Inc.(a)	15,695	834,346
Thermo Fisher Scientific Inc.	816,301	360,413,218
Waters Corp.(a)	13,149	2,572,996

		869,008,891

Machinery — 0.3%
Allison Transmission Holdings Inc.	256,752	9,022,265
Donaldson Co. Inc.	45,880	2,129,750
Graco Inc.	290,496	17,821,929
Illinois Tool Works Inc.	491,522	94,966,966
Lincoln Electric Holdings Inc.	85,486	7,868,131
Nordson Corp.	165,228	31,694,035
Toro Co. (The)	341,844	28,697,804

		192,200,880

Media — 0.7%
Altice USA Inc., Class A(a)(b)	1,069,193	27,799,018
Cable One Inc.	18,719	35,293,364
Charter Communications Inc., Class A(a)(b)	475,496	296,871,173
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	17,903	593,843
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	54,813	1,813,214
Nexstar Media Group Inc., Class A	101,936	9,167,104
Sirius XM Holdings Inc.(b)	2,497,322	13,385,646

		384,923,362

Metals & Mining — 0.0%
Royal Gold Inc.	165,050	19,834,058

Multiline Retail — 0.4%
Dollar General Corp.(b)	885,766	185,674,269
Dollar Tree Inc.(a)	393,133	35,908,768
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	170,567	14,899,028

		236,482,065

Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy Inc.(a)	814,039	37,665,585
Equitrans Midstream Corp.	132,055	1,117,185

		38,782,770

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	697,029	152,126,579
Herbalife Nutrition Ltd.(a)(b)	40,373	1,883,401

		154,009,980

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	2,893,769	174,465,333
Eli Lilly & Co.	2,965,928	439,016,663
Horizon Therapeutics PLC(a)(b)	635,397	49,357,639
Johnson & Johnson	1,246,273	185,545,124
Merck & Co. Inc.	7,774,703	644,911,614
Reata Pharmaceuticals Inc., Class A(a)(b)	80,070	7,800,419
Royalty Pharma PLC, Class A	127,869	5,379,449
Zoetis Inc.	1,514,441	250,443,108

		1,756,919,349

Professional Services — 0.7%
CoreLogic Inc.	13,684	925,996
CoStar Group Inc.(a)	137,096	116,327,327
Dun & Bradstreet Holdings Inc.(a)(b)	148,129	3,800,990
Equifax Inc.	319,093	50,065,692

Security	Shares	Value

Professional Services (continued)
IHS Markit Ltd.	755,679	$59,328,358
TransUnion	609,165	51,249,052
Verisk Analytics Inc.(b)	561,269	104,008,758

		385,706,173

Road & Rail — 0.8%
JB Hunt Transport Services Inc.	79,481	10,044,809
Landstar System Inc.	105,156	13,196,026
Old Dominion Freight Line Inc.	295,929	53,539,475
Uber Technologies Inc.(a)	3,733,369	136,193,301
Union Pacific Corp.	1,219,110	240,006,186

		452,979,797

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices Inc.(a)	3,817,926	313,031,753
Analog Devices Inc.	156,947	18,321,993
Applied Materials Inc.	3,225,565	191,759,839
Broadcom Inc.	1,302,992	474,706,045
Enphase Energy Inc.(a)(b)	371,773	30,704,732
Entegris Inc.(b)	441,213	32,799,774
Inphi Corp.(a)(b)	168,274	18,888,757
KLA Corp.	545,807	105,744,648
Lam Research Corp.	510,312	169,296,006
Maxim Integrated Products Inc.	310,074	20,964,103
Microchip Technology Inc.	638,055	65,566,532
MKS Instruments Inc.	144,584	15,792,910
Monolithic Power Systems Inc.	153,102	42,808,850
NVIDIA Corp.	2,078,668	1,125,016,695
QUALCOMM Inc.	3,962,827	466,345,481
SolarEdge Technologies Inc.(a)(b)	171,900	40,972,365
Teradyne Inc.(b)	582,171	46,259,308
Texas Instruments Inc.	1,609,597	229,834,356
Universal Display Corp.(b)	151,052	27,301,139
Xilinx Inc.	865,453	90,214,821

		3,526,330,107

Software — 18.2%
2U Inc.(a)(b)	61,427	2,079,918
Adobe Inc.(a)	1,693,864	830,721,722
Alteryx Inc., Class A(a)(b)	185,334	21,044,676
Anaplan Inc.(a)	458,614	28,700,064
ANSYS Inc.(a)	301,189	98,558,076
Aspen Technology Inc.(a)(b)	220,340	27,892,841
Atlassian Corp. PLC, Class A(a)(b)	447,474	81,346,298
Autodesk Inc.(a)	514,036	118,747,456
Avalara Inc.(a)	290,337	36,971,514
Bill.Com Holdings Inc.(a)(b)	189,505	19,009,247
Cadence Design Systems Inc.(a)	969,320	103,358,592
CDK Global Inc.	41,373	1,803,449
Ceridian HCM Holding Inc.(a)(b)	269,841	22,302,359
Citrix Systems Inc.	117,957	16,243,858
Cloudflare Inc., Class A(a)(b)	383,722	15,755,625
Coupa Software Inc.(a)(b)	233,682	64,084,952
Crowdstrike Holdings Inc., Class A(a)	386,308	53,047,815
Datadog Inc., Class A(a)	536,423	54,800,974
DocuSign Inc.(a)(b)	627,086	134,973,991
Dropbox Inc., Class A(a)(b)	863,387	16,628,834
Duck Creek Technologies Inc.(a)(b)	41,729	1,895,748
Dynatrace Inc.(a)	639,147	26,217,810
Elastic NV(a)	227,816	24,579,068
Everbridge Inc.(a)(b)	116,076	14,594,236
Fair Isaac Corp.(a)	97,208	41,350,339

15

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
FireEye Inc.(a)(b)	174,371	$2,152,610
Five9 Inc.(a)(b)	217,251	28,173,110
Fortinet Inc.(a)(b)	467,929	55,126,716
Globant SA(a)(b)	134,536	24,111,542
Guidewire Software Inc.(a)(b)	50,244	5,238,942
HubSpot Inc.(a)(b)	145,641	42,560,669
Intuit Inc.	887,139	289,393,613
Jamf Holding Corp.(a)(b)	34,486	1,297,018
Manhattan Associates Inc.(a)	203,695	19,450,836
Medallia Inc.(a)(b)	308,943	8,471,217
Microsoft Corp.	26,368,464	5,546,079,033
nCino Inc.(a)(b)	22,433	1,787,461
New Relic Inc.(a)(b)	187,262	10,554,086
NortonLifeLock Inc.	1,924,562	40,107,872
Nutanix Inc., Class A(a)(b)	651,014	14,439,491
Oracle Corp.	5,959,755	355,797,374
Pagerduty Inc.(a)(b)	240,951	6,532,182
Palo Alto Networks Inc.(a)	332,380	81,350,005
Paycom Software Inc.(a)(b)	173,454	53,996,230
Paylocity Holding Corp.(a)(b)	121,651	19,636,904
Pegasystems Inc.(b)	123,184	14,910,191
Pluralsight Inc., Class A(a)(b)	367,526	6,295,720
Proofpoint Inc.(a)(b)	199,235	21,029,254
PTC Inc.(a)(b)	367,182	30,373,295
RealPage Inc.(a)(b)	270,294	15,579,746
RingCentral Inc., Class A(a)(b)	272,347	74,789,210
salesforce.com Inc.(a)	2,826,930	710,464,048
ServiceNow Inc.(a)	669,042	324,485,370
Slack Technologies Inc., Class A(a)(b)	1,342,535	36,060,490
Smartsheet Inc., Class A(a)(b)	388,688	19,208,961
Splunk Inc.(a)(b)	558,959	105,156,957
SS&C Technologies Holdings Inc.	165,169	9,996,028
Synopsys Inc.(a)	488,418	104,511,684
Teradata Corp.(a)(b)	283,712	6,440,262
Trade Desk Inc. (The), Class A(a)(b)	145,131	75,291,060
Tyler Technologies Inc.(a)(b)	139,636	48,671,524
VMware Inc., Class A(a)(b)	277,990	39,938,823
Workday Inc., Class A(a)(b)	603,355	129,799,761
Zendesk Inc.(a)(b)	403,620	41,540,570
Zoom Video Communications Inc., Class A(a)(b)	587,940	276,396,473
Zscaler Inc.(a)(b)	247,419	34,809,379

		10,588,715,179

Specialty Retail — 2.9%
AutoZone Inc.(a)	48,577	57,206,218
Best Buy Co. Inc.	145,511	16,193,919
Burlington Stores Inc.(a)(b)	204,995	42,247,420
CarMax Inc.(a)	37,424	3,439,640
Carvana Co.(a)	192,252	42,883,731
Five Below Inc.(a)(b)	192,003	24,384,381
Floor & Decor Holdings Inc., Class A(a)	327,830	24,521,684
Home Depot Inc. (The)	1,891,265	525,223,203
Lowe’s Companies Inc.	2,661,276	441,399,238
O’Reilly Automotive Inc.(a)(b)	257,353	118,660,321
Ross Stores Inc.	1,001,096	93,422,279
TJX Companies Inc. (The)	3,416,874	190,149,038
Tractor Supply Co.	406,624	58,285,484
Ulta Beauty Inc.(a)(b)	176,172	39,459,005
Vroom Inc.(a)(b)	68,462	3,544,962

Security	Shares	Value

Specialty Retail (continued)
Williams-Sonoma Inc.	43,744	$3,956,207

		1,684,976,730

Technology Hardware, Storage & Peripherals — 11.3%
Apple Inc.	56,826,516	6,581,078,818
Dell Technologies Inc., Class C(a)	51,140	3,461,667
NetApp Inc.	422,103	18,504,995
Pure Storage Inc., Class A(a)(b)	486,752	7,491,113

		6,610,536,593

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica Inc.(a)(b)	399,464	131,571,458
Nike Inc., Class B(b)	4,265,110	535,441,909
VF Corp.	59,252	4,162,453

		671,175,820

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(a)(b)	137,235	2,735,094

Tobacco — 0.2%
Altria Group Inc.	2,855,788	110,347,648

Trading Companies & Distributors — 0.2%
Fastenal Co.	1,634,536	73,701,228
WW Grainger Inc.	113,469	40,482,335

		114,183,563

Total Common Stocks — 99.9% (Cost: $34,236,723,390)		58,198,163,706

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	1,224,632,987	1,225,735,156
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	69,530,000	69,530,000

		1,295,265,156

Total Short-Term Investments — 2.2% (Cost: $1,294,210,247)		1,295,265,156

Total Investments in Securities — 102.1% (Cost: $35,530,933,637)		59,493,428,862

Other Assets, Less Liabilities — (2.1)%		(1,207,140,204)

Net Assets — 100.0%		$58,286,288,658

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS        Non-Voting Shares

16

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Boeing Co. (The)	1,296,424	$214,247,030
BWX Technologies Inc.	82,937	4,670,182
Curtiss-Wright Corp.	100,675	9,388,951
General Dynamics Corp.	615,369	85,185,531
HEICO Corp.	21,206	2,219,420
HEICO Corp., Class A	36,995	3,279,977
Hexcel Corp.	202,300	6,787,165
Howmet Aerospace Inc.	957,460	16,008,731
Huntington Ingalls Industries Inc.	86,915	12,233,286
L3Harris Technologies Inc.	522,563	88,752,100
Mercury Systems Inc.(a)(b)	24,647	1,909,157
Northrop Grumman Corp.	31,130	9,821,204
Raytheon Technologies Corp.	3,460,760	199,132,130
Spirit AeroSystems Holdings Inc., Class A	254,476	4,812,141
Teledyne Technologies Inc.(a)	87,855	27,253,500
Textron Inc.	552,731	19,948,062
TransDigm Group Inc.	98,504	46,801,220
Virgin Galactic Holdings Inc.(a)(b)	21,874	420,637

		752,870,424

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.(b)	271,215	27,715,461
Expeditors International of Washington Inc.	156,007	14,121,754
FedEx Corp.	586,307	147,467,936
United Parcel Service Inc., Class B	582,091	96,993,823
XPO Logistics Inc.(a)	209,403	17,728,058

		304,027,032

Airlines — 0.5%
Alaska Air Group Inc.	291,169	10,665,520
American Airlines Group Inc.(b)	1,199,205	14,738,229
Copa Holdings SA, Class A, NVS(b)	76,026	3,827,149
Delta Air Lines Inc.	1,545,463	47,260,259
JetBlue Airways Corp.(a)(b)	654,078	7,410,704
Southwest Airlines Co.	1,428,704	53,576,400
United Airlines Holdings Inc.(a)(b)	704,448	24,479,568

		161,957,829

Auto Components — 0.3%
Aptiv PLC	649,338	59,531,308
BorgWarner Inc.	502,387	19,462,472
Gentex Corp.	595,382	15,331,087
Lear Corp.	145,456	15,861,977

		110,186,844

Automobiles — 0.5%
Ford Motor Co.	9,455,215	62,971,732
General Motors Co.	3,031,592	89,704,807
Harley-Davidson Inc.(b)	371,262	9,110,770
Thor Industries Inc.(b)	133,870	12,752,456

		174,539,765

Banks — 6.6%
Associated Banc-Corp.	367,821	4,641,901
Bank of America Corp.	18,779,707	452,403,142
Bank of Hawaii Corp.	95,707	4,835,118
Bank OZK	296,324	6,317,628
BOK Financial Corp.	76,069	3,918,314
Citigroup Inc.	5,055,228	217,930,879
Citizens Financial Group Inc.	1,034,658	26,156,154
Comerica Inc.	337,713	12,917,522
Commerce Bancshares Inc.	244,103	13,740,558

Security	Shares	Value

Banks (continued)
Cullen/Frost Bankers Inc.	135,863	$8,688,439
East West Bancorp. Inc.	342,192	11,203,366
Fifth Third Bancorp	1,723,758	36,750,521
First Citizens BancShares Inc./NC, Class A	15,150	4,829,517
First Hawaiian Inc.	314,507	4,550,916
First Horizon National Corp.	1,324,759	12,492,477
First Republic Bank/CA	412,740	45,013,424
FNB Corp.	782,572	5,305,838
Huntington Bancshares Inc./OH	2,452,109	22,485,840
JPMorgan Chase & Co.	7,354,217	707,990,471
KeyCorp	2,354,391	28,087,885
M&T Bank Corp.	310,309	28,576,356
PacWest Bancorp	283,187	4,836,834
People’s United Financial Inc.	1,026,565	10,583,885
Pinnacle Financial Partners Inc.	179,258	6,379,792
PNC Financial Services Group Inc. (The)	1,029,242	113,123,988
Popular Inc.	200,952	7,288,529
Prosperity Bancshares Inc.	216,625	11,227,674
Regions Financial Corp.	2,332,848	26,897,737
Signature Bank/New York NY	126,301	10,481,720
Sterling Bancorp./DE	469,159	4,935,553
SVB Financial Group(a)	124,579	29,976,199
Synovus Financial Corp.	354,900	7,513,233
TCF Financial Corp.	366,193	8,554,268
Truist Financial Corp.	3,268,930	124,382,787
U.S. Bancorp	3,298,667	118,257,212
Umpqua Holdings Corp.	533,870	5,669,699
Webster Financial Corp.	217,296	5,738,787
Wells Fargo & Co.	9,116,128	214,320,169
Western Alliance Bancorp	235,546	7,447,965
Wintrust Financial Corp.	138,587	5,550,409
Zions Bancorp NA	391,890	11,451,026

		2,393,453,732

Beverages — 1.2%
Brown-Forman Corp., Class A	16,243	1,115,569
Brown-Forman Corp., Class B, NVS	64,939	4,891,205
Coca-Cola Co. (The)	3,876,349	191,375,350
Constellation Brands Inc., Class A	386,886	73,318,766
Keurig Dr Pepper Inc.	941,248	25,978,445
Molson Coors Beverage Co., Class B	423,661	14,218,063
PepsiCo Inc.	896,386	124,239,100

		435,136,498

Biotechnology — 1.1%
AbbVie Inc.	257,097	22,519,126
Acceleron Pharma Inc.(a)	6,678	751,475
Agios Pharmaceuticals Inc.(a)(b)	134,767	4,716,845
Alexion Pharmaceuticals Inc.(a)	436,275	49,922,948
Alkermes PLC(a)	383,091	6,347,818
Biogen Inc.(a)	266,860	75,702,845
BioMarin Pharmaceutical Inc.(a)(b)	40,813	3,105,053
Bluebird Bio Inc.(a)	86,579	4,670,937
Exact Sciences Corp.(a)(b)	47,303	4,822,541
Exelixis Inc.(a)	469,780	11,486,121
Gilead Sciences Inc.	3,048,494	192,634,336
Ionis Pharmaceuticals Inc.(a)(b)	161,056	7,642,107
Sage Therapeutics Inc.(a)(b)	115,031	7,030,695
United Therapeutics Corp.(a)	105,306	10,635,906

		401,988,753

17

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products — 0.9%
A O Smith Corp.	325,483	$17,185,502
Allegion PLC	78,304	7,745,049
Armstrong World Industries Inc.(b)	72,873	5,014,391
AZEK Co. Inc. (The)(a)	82,334	2,866,047
Carrier Global Corp.	1,349,420	41,211,287
Fortune Brands Home & Security Inc.	334,356	28,928,481
Johnson Controls International PLC	1,805,745	73,764,683
Lennox International Inc.	83,958	22,887,790
Masco Corp.	636,895	35,112,021
Owens Corning	259,454	17,853,030
Trane Technologies PLC	579,120	70,218,300

		322,786,581

Capital Markets — 4.0%
Affiliated Managers Group Inc.(b)	113,842	7,784,516
Ameriprise Financial Inc.	290,961	44,840,000
Apollo Global Management Inc.	208,693	9,339,012
Bank of New York Mellon Corp. (The)	1,937,025	66,517,438
BlackRock Inc.(c)	357,316	201,365,432
Carlyle Group Inc. (The)	256,085	6,317,617
Cboe Global Markets Inc.	207,825	18,234,565
Charles Schwab Corp. (The)	2,803,461	101,569,392
CME Group Inc.	861,494	144,136,561
E*TRADE Financial Corp.	536,120	26,832,806
Eaton Vance Corp., NVS	268,774	10,253,728
Evercore Inc., Class A	95,873	6,275,847
Franklin Resources Inc.	657,682	13,383,829
Goldman Sachs Group Inc. (The)	804,081	161,596,159
Interactive Brokers Group Inc., Class A	175,079	8,461,568
Intercontinental Exchange Inc.	849,152	84,957,658
Invesco Ltd.	915,270	10,443,231
KKR & Co. Inc.	1,291,422	44,347,431
Lazard Ltd., Class A	244,775	8,089,814
LPL Financial Holdings Inc.	175,553	13,459,648
Morgan Stanley	2,676,400	129,403,940
Morningstar Inc.	8,414	1,351,372
Nasdaq Inc.	277,360	34,034,846
Northern Trust Corp.	465,555	36,299,323
Raymond James Financial Inc.	298,034	21,684,954
S&P Global Inc.	239,670	86,425,002
SEI Investments Co.	279,988	14,200,991
State Street Corp.	853,365	50,630,145
T Rowe Price Group Inc.	409,181	52,465,188
TD Ameritrade Holding Corp.	630,321	24,677,067
Tradeweb Markets Inc., Class A(b)	29,900	1,734,200
Virtu Financial Inc., Class A	16,267	374,304

		1,441,487,584

Chemicals — 3.1%
Air Products & Chemicals Inc.	467,885	139,364,226
Albemarle Corp.	256,215	22,874,875
Ashland Global Holdings Inc.	134,266	9,522,145
Axalta Coating Systems Ltd.(a)	511,261	11,334,656
Cabot Corp.	135,153	4,869,563
Celanese Corp.	285,486	30,675,471
CF Industries Holdings Inc.	518,328	15,917,853
Chemours Co. (The)	396,401	8,288,745
Corteva Inc.	1,818,540	52,392,137
Dow Inc.	1,800,165	84,697,763
DuPont de Nemours Inc.	1,783,619	98,955,182
Eastman Chemical Co.	329,260	25,721,791

Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	484,167	$96,755,933
Element Solutions Inc.(a)	526,677	5,535,375
FMC Corp.	252,419	26,733,696
Huntsman Corp.	486,137	10,797,103
International Flavors & Fragrances Inc.(b)	259,274	31,748,101
Linde PLC	1,275,213	303,666,472
LyondellBasell Industries NV, Class A	621,651	43,820,179
Mosaic Co. (The)	838,380	15,317,203
NewMarket Corp.	2,810	961,919
Olin Corp.	346,078	4,284,446
PPG Industries Inc.	571,933	69,821,581
RPM International Inc.	50,864	4,213,574
Scotts Miracle-Gro Co. (The)	6,193	946,972
Valvoline Inc.	449,797	8,564,135
Westlake Chemical Corp.	82,234	5,198,833
WR Grace & Co.	87,545	3,527,188

		1,136,507,117

Commercial Services & Supplies — 0.6%
ADT Inc.	375,895	3,071,062
Cintas Corp.	24,436	8,133,034
Clean Harbors Inc.(a)	124,862	6,996,018
IAA Inc.(a)	248,391	12,933,719
MSA Safety Inc.	68,687	9,215,735
Republic Services Inc.	508,823	47,498,627
Rollins Inc.(b)	44,949	2,435,786
Stericycle Inc.(a)(b)	221,710	13,981,033
Terminix Global Holdings Inc.	321,103	12,805,588
Waste Management Inc.	892,420	100,995,171

		218,065,773

Communications Equipment — 1.5%
Arista Networks Inc.(a)(b)	25,349	5,245,468
Ciena Corp.(a)	371,039	14,726,538
Cisco Systems Inc.	10,309,935	406,108,340
CommScope Holding Co. Inc.(a)(b)	439,901	3,959,109
EchoStar Corp., Class A(a)(b)	116,683	2,904,240
F5 Networks Inc.(a)	147,933	18,161,734
Juniper Networks Inc.	798,064	17,158,376
Lumentum Holdings Inc.(a)	162,200	12,186,086
Motorola Solutions Inc.	370,217	58,053,728
Ubiquiti Inc.(b)	3,887	647,807
ViaSat Inc.(a)(b)	139,879	4,810,439

		543,961,865

Construction & Engineering — 0.2%
AECOM(a)(b)	370,970	15,521,385
Jacobs Engineering Group Inc.(b)	304,024	28,204,306
Quanta Services Inc.	264,827	13,998,755
Valmont Industries Inc.	50,816	6,310,331

		64,034,777

Construction Materials — 0.2%
Eagle Materials Inc.(b)	100,119	8,642,272
Martin Marietta Materials Inc.	150,611	35,447,805
Vulcan Materials Co.	320,339	43,418,748

		87,508,825

Consumer Finance — 1.0%
Ally Financial Inc.	906,945	22,737,111
American Express Co.	1,587,337	159,130,534
Capital One Financial Corp.	1,098,020	78,903,717
Credit Acceptance Corp.(a)(b)	21,779	7,375,241
Discover Financial Services	742,777	42,917,655

18

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
OneMain Holdings Inc.	157,762	$4,930,063
Santander Consumer USA Holdings Inc.	183,221	3,332,790
SLM Corp.	698,532	5,651,124
Synchrony Financial	1,412,902	36,975,645

		361,953,880

Containers & Packaging — 0.6%
Amcor PLC	3,234,165	35,737,523
AptarGroup Inc.	155,954	17,653,993
Ardagh Group SA	53,016	744,875
Avery Dennison Corp.	118,769	15,183,429
Ball Corp.	49,576	4,120,757
Berry Global Group Inc.(a)	212,779	10,281,481
Crown Holdings Inc.(a)	282,295	21,697,194
Graphic Packaging Holding Co.	527,557	7,433,278
International Paper Co.	953,060	38,637,052
Packaging Corp. of America	227,376	24,795,353
Sealed Air Corp.	377,269	14,641,810
Silgan Holdings Inc.	190,856	7,017,775
Sonoco Products Co.	243,139	12,417,109
Westrock Co.	622,806	21,636,280

		231,997,909

Distributors — 0.1%
Genuine Parts Co.	340,499	32,405,290
LKQ Corp.(a)	735,159	20,385,959

		52,791,249

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	42,831	6,512,025
frontdoor Inc.(a)(b)	172,849	6,725,555
Graham Holdings Co., Class B	10,054	4,062,922
Grand Canyon Education Inc.(a)	113,254	9,053,525
H&R Block Inc.	139,112	2,266,134
Service Corp. International	413,266	17,431,560

		46,051,721

Diversified Financial Services — 2.9%
Berkshire Hathaway Inc., Class B(a)	4,652,111	990,620,516
Equitable Holdings Inc.	986,990	18,002,698
Jefferies Financial Group Inc.	550,273	9,904,914
Voya Financial Inc.	305,026	14,619,896

		1,033,148,024

Diversified Telecommunication Services — 3.2%
AT&T Inc.	17,313,365	493,604,036
CenturyLink Inc.	2,656,291	26,801,976
GCI Liberty Inc., Class A(a)	239,483	19,628,027
Verizon Communications Inc.	10,060,310	598,487,842

		1,138,521,881

Electric Utilities — 3.6%
Alliant Energy Corp.	605,354	31,266,534
American Electric Power Co. Inc.	1,204,765	98,465,443
Avangrid Inc.	137,611	6,943,851
Duke Energy Corp.	1,783,060	157,907,794
Edison International	867,031	44,079,856
Entergy Corp.	486,927	47,976,917
Evergy Inc.	549,585	27,929,910
Eversource Energy	832,415	69,548,273
Exelon Corp.	2,361,734	84,455,608
FirstEnergy Corp.	1,313,822	37,719,830
Hawaiian Electric Industries Inc.	259,615	8,629,603
IDACORP Inc.	122,251	9,767,855

Security	Shares	Value

Electric Utilities (continued)
NextEra Energy Inc.	1,188,168	$329,787,910
NRG Energy Inc.	385,536	11,851,377
OGE Energy Corp.	485,022	14,545,810
PG&E Corp.(a)(b)	3,158,447	29,657,817
Pinnacle West Capital Corp.	273,200	20,367,060
PPL Corp.	1,868,002	50,828,334
Southern Co. (The)	2,563,355	138,985,108
Xcel Energy Inc.	1,274,319	87,940,754

		1,308,655,644

Electrical Equipment — 1.0%
Acuity Brands Inc.(b)	95,482	9,772,583
AMETEK Inc.	555,653	55,231,908
Eaton Corp. PLC	970,469	99,016,952
Emerson Electric Co.	1,444,088	94,688,850
Generac Holdings Inc.(a)	13,039	2,524,872
GrafTech International Ltd.(b)	163,822	1,120,542
Hubbell Inc.	131,094	17,938,903
nVent Electric PLC	377,146	6,671,713
Regal Beloit Corp.	98,261	9,223,760
Rockwell Automation Inc.	144,435	31,873,916
Sensata Technologies Holding PLC(a)(b)	374,516	16,156,620

		344,220,619

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	284,854	30,841,143
Arrow Electronics Inc.(a)(b)	184,655	14,524,962
Avnet Inc.	237,919	6,147,827
Coherent Inc.(a)	10,222	1,133,927
Corning Inc.	1,817,665	58,910,523
Dolby Laboratories Inc., Class A	134,894	8,940,774
FLIR Systems Inc.	316,605	11,350,289
IPG Photonics Corp.(a)(b)	80,467	13,676,976
Jabil Inc.	288,980	9,900,455
Keysight Technologies Inc.(a)(b)	301,079	29,740,584
Littelfuse Inc.(b)	57,115	10,128,774
National Instruments Corp.	312,752	11,165,246
SYNNEX Corp.	100,750	14,111,045
Trimble Inc.(a)	604,340	29,431,358
Zebra Technologies Corp., Class A(a)	10,977	2,771,253

		252,775,136

Energy Equipment & Services — 0.3%
Baker Hughes Co.	1,593,781	21,181,350
Halliburton Co.	2,122,799	25,579,728
Helmerich & Payne Inc.	253,527	3,714,171
National Oilwell Varco Inc.	941,773	8,532,463
Schlumberger Ltd.	3,368,088	52,407,449

		111,415,161

Entertainment — 2.1%
Activision Blizzard Inc.	1,120,979	90,743,250
Electronic Arts Inc.(a)(b)	595,977	77,721,360
Liberty Media Corp.-Liberty Formula One, Class A(a)	60,070	2,012,946
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	481,126	17,450,440
Lions Gate Entertainment Corp., Class A(a)	152,361	1,444,382
Lions Gate Entertainment Corp., Class B, NVS(a)	277,780	2,422,242
Madison Square Garden Entertainment Corp.(a)(b)	45,129	3,090,885
Madison Square Garden Sports Corp.(a)(b)	45,474	6,842,927
Take-Two Interactive Software Inc.(a)(b)	20,439	3,376,932
Walt Disney Co. (The)	4,388,013	544,464,653

19

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Zynga Inc., Class A(a)(b)	381,141	$3,476,006

		753,046,023

Equity Real Estate Investment Trusts (REITs) — 4.4%
Alexandria Real Estate Equities Inc.	303,505	48,560,800
American Campus Communities Inc.	332,214	11,600,913
American Homes 4 Rent, Class A	630,069	17,944,365
Americold Realty Trust	437,973	15,657,535
Apartment Investment & Management Co., Class A	359,362	12,117,687
Apple Hospitality REIT Inc.	508,741	4,889,001
AvalonBay Communities Inc.	341,122	50,943,159
Boston Properties Inc.	376,971	30,270,771
Brandywine Realty Trust	408,970	4,228,750
Brixmor Property Group Inc.	719,046	8,405,648
Camden Property Trust	228,926	20,369,835
CoreSite Realty Corp.	31,780	3,778,006
Corporate Office Properties Trust	272,484	6,463,320
Cousins Properties Inc.	359,269	10,271,501
Crown Castle International Corp.	67,689	11,270,219
CubeSmart	468,914	15,150,611
CyrusOne Inc.	279,125	19,547,124
Digital Realty Trust Inc.	648,207	95,130,859
Douglas Emmett Inc.	403,779	10,134,853
Duke Realty Corp.	892,794	32,944,099
Empire State Realty Trust Inc., Class A	354,943	2,172,251
EPR Properties	176,259	4,847,123
Equity Commonwealth	283,233	7,542,495
Equity LifeStyle Properties Inc.	249,069	15,267,930
Equity Residential	890,987	45,734,363
Essex Property Trust Inc.	158,047	31,734,257
Extra Space Storage Inc.	90,634	9,696,932
Federal Realty Investment Trust	182,660	13,414,550
First Industrial Realty Trust Inc.	306,350	12,192,730
Gaming and Leisure Properties Inc.(b)	499,677	18,453,072
Healthcare Trust of America Inc., Class A(b)	527,547	13,716,222
Healthpeak Properties Inc.	1,306,991	35,484,806
Highwoods Properties Inc.	249,649	8,380,717
Host Hotels & Resorts Inc.	1,697,120	18,311,925
Hudson Pacific Properties Inc.	364,558	7,994,757
Invitation Homes Inc.	1,355,171	37,931,236
Iron Mountain Inc.	287,414	7,699,821
JBG SMITH Properties	295,581	7,903,836
Kilroy Realty Corp.	278,890	14,491,124
Kimco Realty Corp.	1,002,554	11,288,758
Lamar Advertising Co., Class A	208,592	13,802,533
Life Storage Inc.	113,237	11,920,459
Medical Properties Trust Inc.	1,262,420	22,256,465
Mid-America Apartment Communities Inc.	276,032	32,005,910
National Retail Properties Inc.	415,670	14,344,772
Omega Healthcare Investors Inc.	546,075	16,349,486
Outfront Media Inc.	350,423	5,098,655
Paramount Group Inc.	459,208	3,251,193
Park Hotels & Resorts Inc.	581,075	5,804,939
Prologis Inc.	1,786,657	179,773,427
Public Storage	127,111	28,310,162
Rayonier Inc.	317,394	8,391,897
Realty Income Corp.	833,743	50,649,887
Regency Centers Corp.	409,010	15,550,560
Rexford Industrial Realty Inc.	281,698	12,890,500
SBA Communications Corp.	231,882	73,849,779
Simon Property Group Inc.	157,419	10,181,861

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	176,828	$8,199,514
Spirit Realty Capital Inc.	249,649	8,425,654
STORE Capital Corp.	545,521	14,963,641
Sun Communities Inc.	234,234	32,935,643
Taubman Centers Inc.	145,639	4,848,322
UDR Inc.	711,085	23,188,482
Ventas Inc.	904,673	37,960,079
VEREIT Inc.	2,621,070	17,036,955
VICI Properties Inc.	1,303,444	30,461,486
Vornado Realty Trust	425,920	14,357,763
Weingarten Realty Investors	294,349	4,992,159
Welltower Inc.	1,013,666	55,842,860
Weyerhaeuser Co.	1,810,739	51,642,276
WP Carey Inc.	415,372	27,065,640

		1,590,290,920

Food & Staples Retailing — 1.9%
Albertsons Companies Inc., Class A(a)(b)	29,900	414,115
Casey’s General Stores Inc.	89,389	15,879,956
Costco Wholesale Corp.	125,334	44,493,570
Grocery Outlet Holding Corp.(a)(b)	78,673	3,093,423
Kroger Co. (The)	1,876,872	63,644,730
Sprouts Farmers Market Inc.(a)(b)	44,882	939,380
Sysco Corp.	339,287	21,110,437
U.S. Foods Holding Corp.(a)(b)	533,251	11,848,837
Walgreens Boots Alliance Inc.	1,756,246	63,084,356
Walmart Inc.	3,383,311	473,359,042

		697,867,846

Food Products — 2.0%
Archer-Daniels-Midland Co.	1,343,070	62,439,324
Beyond Meat Inc.(a)(b)	25,253	4,193,513
Bunge Ltd.	327,348	14,959,804
Campbell Soup Co.	213,925	10,347,552
Conagra Brands Inc.	1,181,567	42,193,758
Flowers Foods Inc.	472,986	11,507,749
General Mills Inc.	1,472,255	90,808,688
Hain Celestial Group Inc. (The)(a)(b)	197,435	6,772,020
Hershey Co. (The)	81,647	11,703,281
Hormel Foods Corp.(b)	676,420	33,070,174
Ingredion Inc.	162,946	12,331,753
JM Smucker Co. (The)	267,631	30,916,733
Kellogg Co.	402,891	26,022,730
Kraft Heinz Co. (The)	1,569,877	47,017,816
Lamb Weston Holdings Inc.	273,143	18,101,187
McCormick & Co. Inc./MD, NVS(b)	132,827	25,781,721
Mondelez International Inc., Class A	3,427,926	196,934,349
Pilgrim’s Pride Corp.(a)	79,047	1,182,938
Post Holdings Inc.(a)	154,640	13,299,040
Seaboard Corp.	607	1,721,871
TreeHouse Foods Inc.(a)(b)	140,452	5,692,520
Tyson Foods Inc., Class A	696,927	41,453,218

		708,451,739

Gas Utilities — 0.1%
Atmos Energy Corp.	294,200	28,122,578
National Fuel Gas Co.	200,747	8,148,321
UGI Corp.	504,878	16,650,876

		52,921,775

Health Care Equipment & Supplies — 4.7%
Abbott Laboratories	2,585,133	281,340,024
Baxter International Inc.	717,945	57,737,137

20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	669,745	$155,836,267
Boston Scientific Corp.(a)	3,467,950	132,510,369
Cooper Companies Inc. (The)	103,750	34,976,200
Danaher Corp.	1,519,920	327,284,374
Dentsply Sirona Inc.(b)	530,753	23,209,829
Envista Holdings Corp.(a)(b)	387,265	9,557,700
Globus Medical Inc., Class A(a)	179,850	8,906,172
Haemonetics Corp.(a)	8,068	703,933
Hill-Rom Holdings Inc.	142,840	11,928,568
Hologic Inc.(a)	188,048	12,499,551
ICU Medical Inc.(a)(b)	34,545	6,313,444
Integra LifeSciences Holdings Corp.(a)(b)	173,167	8,176,946
Medtronic PLC	3,256,704	338,436,680
Steris PLC(b)	192,903	33,987,580
Stryker Corp.	566,733	118,090,155
Tandem Diabetes Care Inc.(a)	15,518	1,761,293
Teleflex Inc.	42,160	14,352,107
Varian Medical Systems Inc.(a)	192,186	33,055,992
Zimmer Biomet Holdings Inc.	502,229	68,373,456

		1,679,037,777

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	213,285	6,287,642
AmerisourceBergen Corp.	183,981	17,831,439
Anthem Inc.	455,183	122,257,602
Centene Corp.(a)	982,364	57,301,292
Cigna Corp.(b)	641,369	108,654,322
CVS Health Corp.	3,173,647	185,340,985
DaVita Inc.(a)(b)	167,605	14,355,368
Encompass Health Corp.	129,581	8,420,173
HCA Healthcare Inc.	308,755	38,495,573
Henry Schein Inc.(a)	346,134	20,345,756
Humana Inc.	198,558	82,181,171
Laboratory Corp. of America Holdings(a)	222,133	41,820,980
McKesson Corp.	100,035	14,898,213
Molina Healthcare Inc.(a)	44,926	8,223,255
Oak Street Health Inc.(a)	19,575	1,046,088
Premier Inc., Class A	149,353	4,903,259
Quest Diagnostics Inc.	323,988	37,093,386
UnitedHealth Group Inc.	385,057	120,049,221
Universal Health Services Inc., Class B	178,745	19,129,290

		908,635,015

Health Care Technology — 0.0%
Change Healthcare Inc.(a)(b)	155,944	2,262,748
Teladoc Health Inc.(a)(b)	17,230	3,777,505

		6,040,253

Hotels, Restaurants & Leisure — 2.5%
Aramark	554,098	14,655,892
Carnival Corp.(b)	1,142,577	17,344,319
Choice Hotels International Inc.(b)	84,440	7,258,462
Darden Restaurants Inc.	315,799	31,813,591
Dunkin’ Brands Group Inc.	29,466	2,413,560
Extended Stay America Inc.	429,468	5,132,143
Hilton Worldwide Holdings Inc.	661,724	56,458,292
Hyatt Hotels Corp., Class A	84,848	4,528,338
Las Vegas Sands Corp.	462,124	21,562,706
Marriott International Inc./MD, Class A	651,531	60,318,740
McDonald’s Corp.	1,548,991	339,988,035
MGM Resorts International	1,142,747	24,854,747
Norwegian Cruise Line Holdings Ltd.(a)(b)	621,348	10,631,264

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Planet Fitness Inc., Class A(a)	84,071	$5,180,455
Royal Caribbean Cruises Ltd.	420,515	27,219,936
Six Flags Entertainment Corp.	185,250	3,760,575
Starbucks Corp.	1,200,312	103,130,807
Vail Resorts Inc.(b)	89,253	19,097,464
Wyndham Destinations Inc.	203,837	6,270,026
Wyndham Hotels & Resorts Inc.	222,521	11,237,311
Wynn Resorts Ltd.	178,905	12,847,168
Yum China Holdings Inc.	902,641	47,794,841
Yum! Brands Inc.	675,963	61,715,422

		895,214,094

Household Durables — 0.8%
DR Horton Inc.	801,244	60,598,084
Garmin Ltd.	362,474	34,384,284
Leggett & Platt Inc.	320,389	13,190,415
Lennar Corp., Class A	655,927	53,576,117
Lennar Corp., Class B	38,069	2,499,611
Mohawk Industries Inc.(a)	140,992	13,759,409
Newell Brands Inc.	932,275	15,997,839
NVR Inc.(a)	7,285	29,745,529
PulteGroup Inc.	649,251	30,053,829
Tempur Sealy International Inc.(a)	29,718	2,650,548
Toll Brothers Inc.	281,017	13,674,287
Whirlpool Corp.	148,044	27,223,811

		297,353,763

Household Products — 2.1%
Clorox Co. (The)	89,195	18,746,113
Colgate-Palmolive Co.	2,045,492	157,809,708
Energizer Holdings Inc.	30,998	1,213,262
Kimberly-Clark Corp.	824,114	121,688,673
Procter & Gamble Co. (The)	3,271,990	454,773,890
Reynolds Consumer Products Inc.	91,591	2,804,517
Spectrum Brands Holdings Inc.	102,946	5,884,393

		762,920,556

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,605,139	29,069,067
Vistra Corp.	1,184,411	22,337,992

		51,407,059

Industrial Conglomerates — 1.6%
3M Co.	463,853	74,299,974
Carlisle Companies Inc.	131,098	16,042,462
General Electric Co.	21,096,039	131,428,323
Honeywell International Inc.	1,704,699	280,610,502
Roper Technologies Inc.	217,706	86,017,818

		588,399,079

Insurance — 3.4%
Aflac Inc.	1,722,083	62,597,717
Alleghany Corp.	30,837	16,049,117
Allstate Corp. (The)	760,427	71,586,598
American Financial Group Inc./OH	178,944	11,985,669
American International Group Inc.	2,090,939	57,563,551
American National Group Inc.	19,137	1,292,322
Arch Capital Group Ltd.(a)(b)	956,928	27,990,144
Arthur J Gallagher & Co.	456,252	48,171,086
Assurant Inc.	144,708	17,554,528
Assured Guaranty Ltd.	203,655	4,374,509
Athene Holding Ltd., Class A(a)(b)	280,401	9,556,066
Axis Capital Holdings Ltd.	183,420	8,077,817
Brighthouse Financial Inc.(a)(b)	225,120	6,057,979

21

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brown & Brown Inc.	541,852	$24,529,640
Chubb Ltd.	1,090,974	126,683,901
Cincinnati Financial Corp.	362,828	28,289,699
CNA Financial Corp.	68,082	2,041,779
Erie Indemnity Co., Class A, NVS(b)	26,083	5,484,733
Everest Re Group Ltd.	95,329	18,831,291
Fidelity National Financial Inc.	662,969	20,757,559
First American Financial Corp.	263,300	13,404,603
Globe Life Inc.	254,663	20,347,574
GoHealth Inc., Class A(a)	91,594	1,193,012
Hanover Insurance Group Inc. (The)	91,888	8,562,124
Hartford Financial Services Group Inc. (The)	866,485	31,938,637
Kemper Corp.	148,978	9,956,200
Lemonade Inc.(a)(b)	30,962	1,539,431
Lincoln National Corp.	409,555	12,831,358
Loews Corp.	581,495	20,206,951
Markel Corp.(a)	32,753	31,891,596
Marsh & McLennan Companies Inc.	273,859	31,411,627
Mercury General Corp.	66,277	2,741,880
MetLife Inc.	1,866,067	69,361,710
Old Republic International Corp.	686,920	10,125,201
Primerica Inc.	36,616	4,142,734
Principal Financial Group Inc.	659,446	26,555,890
Progressive Corp. (The)	1,010,041	95,620,581
Prudential Financial Inc.	959,432	60,943,121
Reinsurance Group of America Inc.	164,432	15,652,282
RenaissanceRe Holdings Ltd.	78,431	13,312,878
Travelers Companies Inc. (The)	613,264	66,349,032
Unum Group	493,501	8,305,622
White Mountains Insurance Group Ltd.(b)	7,304	5,689,816
Willis Towers Watson PLC	311,901	65,131,167
WR Berkley Corp.	337,981	20,667,538

		1,217,358,270

Interactive Media & Services — 1.7%
Alphabet Inc., Class A(a)	163,252	239,262,131
Alphabet Inc., Class C, NVS(a)	161,163	236,845,145
Pinterest Inc., Class A(a)	165,825	6,883,396
TripAdvisor Inc.	243,981	4,779,588
Twitter Inc.(a)(b)	1,864,646	82,976,747
Zillow Group Inc., Class A(a)(b)	124,279	12,619,289
Zillow Group Inc., Class C, NVS(a)(b)	304,502	30,934,358

		614,300,654

Internet & Direct Marketing Retail — 0.2%
eBay Inc.	139,517	7,268,836
Expedia Group Inc.	291,507	26,728,277
Grubhub Inc.(a)(b)	201,771	14,594,096
Qurate Retail Inc., Series A	924,103	6,635,060
Wayfair Inc., Class A(a)(b)	14,032	4,083,452

		59,309,721

IT Services — 2.8%
Akamai Technologies Inc.(a)	68,313	7,551,319
Alliance Data Systems Corp.	113,602	4,769,012
Amdocs Ltd.	321,995	18,485,733
Automatic Data Processing Inc.	146,327	20,411,153
CACI International Inc., Class A(a)	50,538	10,772,680
Cognizant Technology Solutions Corp., Class A	1,217,588	84,524,959
DXC Technology Co.	615,524	10,987,103
Euronet Worldwide Inc.(a)	121,999	11,114,109
Fidelity National Information Services Inc.(b)	1,498,890	220,651,597

Security	Shares	Value

IT Services (continued)
Fiserv Inc.(a)(b)	954,969	$98,409,556
Genpact Ltd.	278,286	10,839,240
Global Payments Inc.	722,430	128,289,119
International Business Machines Corp.	2,156,961	262,437,445
Jack Henry & Associates Inc.	40,199	6,535,955
Leidos Holdings Inc.	294,946	26,294,436
Paychex Inc.	163,691	13,057,631
Sabre Corp.	694,535	4,521,423
Science Applications International Corp.	122,642	9,617,586
Twilio Inc., Class A(a)(b)	54,601	13,491,361
VeriSign Inc.(a)	101,093	20,708,901
Western Union Co. (The)	802,282	17,192,903
WEX Inc.(a)	96,091	13,353,766

		1,014,016,987

Leisure Products — 0.2%
Brunswick Corp./DE	191,417	11,276,375
Hasbro Inc.	308,848	25,547,907
Mattel Inc.(a)	343,791	4,022,355
Peloton Interactive Inc., Class A(a)	179,646	17,828,069
Polaris Inc.	126,519	11,935,802

		70,610,508

Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	685,487	69,193,058
Bio-Rad Laboratories Inc., Class A(a)	51,214	26,398,768
Bio-Techne Corp.	5,539	1,372,176
Bruker Corp.	144,145	5,729,764
Charles River Laboratories International Inc.(a)	13,497	3,056,396
IQVIA Holdings Inc.(a)(b)	286,239	45,119,854
Mettler-Toledo International Inc.(a)	3,477	3,357,913
PerkinElmer Inc.	217,836	27,340,596
PPD Inc.(a)(b)	37,454	1,385,423
PRA Health Sciences Inc.(a)(b)	22,863	2,319,223
QIAGEN NV(a)(b)	545,897	28,528,577
Syneos Health Inc.(a)	149,747	7,960,551
Thermo Fisher Scientific Inc.	396,008	174,845,452
Waters Corp.(a)	137,616	26,928,699

		423,536,450

Machinery — 3.2%
AGCO Corp.	149,976	11,138,717
Allison Transmission Holdings Inc.	96,276	3,383,139
Caterpillar Inc.	1,314,425	196,046,489
Colfax Corp.(a)(b)	240,418	7,539,508
Crane Co.	118,081	5,919,401
Cummins Inc.	357,403	75,469,217
Deere & Co.	684,374	151,677,810
Donaldson Co. Inc.	276,385	12,829,792
Dover Corp.	348,275	37,732,113
Flowserve Corp.	315,775	8,617,500
Fortive Corp.	721,090	54,954,269
Gates Industrial Corp. PLC(a)(b)	98,071	1,090,550
Graco Inc.	200,447	12,297,423
IDEX Corp.	182,538	33,296,757
Illinois Tool Works Inc.	425,515	82,213,753
Ingersoll Rand Inc.(a)	839,776	29,896,026
ITT Inc.	209,755	12,386,033
Lincoln Electric Holdings Inc.	79,501	7,317,272
Middleby Corp. (The)(a)(b)	133,707	11,994,855
Nordson Corp.	25,498	4,891,026
Oshkosh Corp.	164,387	12,082,444

22

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Otis Worldwide Corp.	989,385	$61,757,412
PACCAR Inc.	822,322	70,127,620
Parker-Hannifin Corp.	310,372	62,800,670
Pentair PLC	400,688	18,339,490
Snap-on Inc.	130,557	19,208,851
Stanley Black & Decker Inc.	373,801	60,630,522
Timken Co. (The)	153,695	8,333,343
Toro Co. (The)	25,668	2,154,829
Trinity Industries Inc.	220,293	4,295,713
Westinghouse Air Brake Technologies Corp.(b)	438,544	27,137,103
Woodward Inc.	135,036	10,824,486
Xylem Inc./NY	433,486	36,464,842

		1,154,848,975

Marine — 0.0%
Kirby Corp.(a)	144,634	5,231,412

Media — 2.2%
Charter Communications Inc., Class A(a)(b)	35,305	22,042,324
Comcast Corp., Class A	11,002,016	508,953,260
Discovery Inc., Class A(a)(b)	378,786	8,246,171
Discovery Inc., Class C, NVS(a)	790,425	15,492,330
DISH Network Corp., Class A(a)(b)	596,543	17,317,643
Fox Corp., Class A, NVS	823,414	22,915,612
Fox Corp., Class B(a)	388,416	10,863,996
Interpublic Group of Companies Inc. (The)	943,149	15,722,294
John Wiley & Sons Inc., Class A	104,706	3,320,227
Liberty Broadband Corp., Class A(a)(b)	60,064	8,517,676
Liberty Broadband Corp., Class C, NVS(a)	254,385	36,343,985
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	178,025	5,905,089
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	372,274	12,314,824
New York Times Co. (The), Class A(b)	395,226	16,911,721
News Corp., Class A, NVS	941,794	13,203,952
News Corp., Class B	294,332	4,114,761
Nexstar Media Group Inc., Class A	35,276	3,172,371
Omnicom Group Inc.	516,249	25,554,325
Sirius XM Holdings Inc.(b)	1,139,179	6,105,999
ViacomCBS Inc., Class A	26,124	791,296
ViacomCBS Inc., Class B, NVS	1,315,080	36,835,391

		794,645,247

Metals & Mining — 0.7%
Freeport-McMoRan Inc.(b)	3,514,921	54,973,364
Newmont Corp.	1,948,221	123,614,622
Nucor Corp.	730,353	32,763,636
Reliance Steel & Aluminum Co.	153,918	15,705,793
Royal Gold Inc.	45,153	5,426,036
Southern Copper Corp.	200,282	9,066,766
Steel Dynamics Inc.	491,897	14,083,011

		255,633,228

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	1,346,367	18,727,965
Annaly Capital Management Inc.	3,401,747	24,220,439
New Residential Investment Corp.	1,005,695	7,995,275
Starwood Property Trust Inc.	663,336	10,009,740

		60,953,419

Multi-Utilities — 1.8%
Ameren Corp.	596,850	47,198,898
CenterPoint Energy Inc.	1,222,902	23,663,154
CMS Energy Corp.	692,416	42,521,266

Security	Shares	Value

Multi-Utilities (continued)
Consolidated Edison Inc.	812,225	$63,191,105
Dominion Energy Inc.	2,035,299	160,646,150
DTE Energy Co.	465,677	53,571,482
MDU Resources Group Inc.	483,864	10,886,940
NiSource Inc.	929,261	20,443,742
Public Service Enterprise Group Inc.	1,224,908	67,259,698
Sempra Energy	702,917	83,197,256
WEC Energy Group Inc.	765,774	74,203,501

		646,783,192

Multiline Retail — 0.6%
Dollar Tree Inc.(a)(b)	297,552	27,178,400
Kohl’s Corp.	376,010	6,967,465
Nordstrom Inc.(b)	264,873	3,157,286
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	14,785	1,291,470
Target Corp.	1,213,174	190,977,851

		229,572,472

Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp.	701,088	3,764,843
Apache Corp.	916,519	8,679,435
Cabot Oil & Gas Corp.	951,702	16,521,547
Chevron Corp.	4,538,947	326,804,184
Cimarex Energy Co.	243,763	5,930,754
Concho Resources Inc.	473,798	20,903,968
ConocoPhillips	2,606,839	85,608,593
Continental Resources Inc./OK	181,507	2,228,906
Devon Energy Corp.	926,789	8,767,424
Diamondback Energy Inc.	382,462	11,519,755
EOG Resources Inc.	1,412,763	50,774,702
EQT Corp.	618,768	8,000,670
Equitrans Midstream Corp.	899,284	7,607,943
Exxon Mobil Corp.	10,275,702	352,764,850
Hess Corp.	665,539	27,240,511
HollyFrontier Corp.	362,378	7,142,470
Kinder Morgan Inc./DE	4,718,307	58,176,725
Marathon Oil Corp.	1,912,647	7,822,726
Marathon Petroleum Corp.	1,569,003	46,034,548
Murphy Oil Corp.	352,907	3,147,930
Noble Energy Inc.	1,155,731	9,881,500
Occidental Petroleum Corp.(b)	1,972,457	19,744,295
ONEOK Inc.	1,065,121	27,671,844
Parsley Energy Inc., Class A	730,555	6,837,995
Phillips 66	1,058,319	54,863,257
Pioneer Natural Resources Co.	397,940	34,218,861
Targa Resources Corp.	559,092	7,844,061
Valero Energy Corp.	988,345	42,815,105
Williams Companies Inc. (The)	2,947,807	57,924,407
WPX Energy Inc.(a)	975,965	4,782,228

		1,326,026,037

Personal Products — 0.1%
Coty Inc., Class A	699,384	1,888,337
Estee Lauder Companies Inc. (The), Class A	57,057	12,452,690
Herbalife Nutrition Ltd.(a)(b)	189,787	8,853,564
Nu Skin Enterprises Inc., Class A	124,481	6,235,253

		29,429,844

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	3,501,440	211,101,818
Catalent Inc.(a)(b)	396,152	33,934,380
Elanco Animal Health Inc.(a)(b)	970,515	27,106,484
Horizon Therapeutics PLC(a)(b)	33,600	2,610,048

23

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC(a)(b)	131,211	$18,709,377
Johnson & Johnson	5,544,421	825,453,398
Merck & Co. Inc.	772,854	64,108,239
Mylan NV(a)	1,251,834	18,564,698
Nektar Therapeutics(a)(b)	425,039	7,051,397
Perrigo Co. PLC	331,572	15,222,471
Pfizer Inc.	13,501,640	495,510,188
Reata Pharmaceuticals Inc., Class A(a)(b)	6,040	588,417
Royalty Pharma PLC, Class A	118,973	5,005,194
Zoetis Inc.	109,821	18,161,099

		1,743,127,208

Professional Services — 0.3%
CoreLogic Inc.	182,404	12,343,279
Dun & Bradstreet Holdings Inc.(a)(b)	106,479	2,732,251
Equifax Inc.	75,746	11,884,547
FTI Consulting Inc.(a)(b)	88,546	9,383,220
IHS Markit Ltd.	437,846	34,375,289
ManpowerGroup Inc.	140,541	10,305,871
Nielsen Holdings PLC	864,957	12,265,090
Robert Half International Inc.	270,956	14,344,411
TransUnion	41,081	3,456,145

		111,090,103

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	808,591	37,979,519
Howard Hughes Corp. (The)(a)(b)	94,604	5,449,191
Jones Lang LaSalle Inc.	124,953	11,953,004

		55,381,714

Road & Rail — 1.6%
AMERCO	21,686	7,719,782
CSX Corp.	1,851,072	143,772,762
JB Hunt Transport Services Inc.	148,588	18,778,552
Kansas City Southern	229,790	41,552,926
Knight-Swift Transportation Holdings Inc.	303,424	12,349,357
Landstar System Inc.	17,417	2,185,659
Lyft Inc., Class A(a)(b)	578,730	15,944,012
Norfolk Southern Corp.	621,189	132,928,234
Old Dominion Freight Line Inc.	32,653	5,907,581
Ryder System Inc.	127,197	5,372,801
Schneider National Inc., Class B	143,073	3,538,195
Uber Technologies Inc.(a)(b)	765,982	27,943,023
Union Pacific Corp.	807,640	159,000,087

		576,992,971

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices Inc.(a)	198,469	16,272,473
Analog Devices Inc.	784,638	91,598,640
Broadcom Inc.	49,726	18,116,176
Cirrus Logic Inc.(a)(b)	141,754	9,561,307
Cree Inc.(a)(b)	262,700	16,744,498
Entegris Inc.	20,774	1,544,339
First Solar Inc.(a)(b)	222,951	14,759,356
Intel Corp.	10,291,457	532,891,643
Marvell Technology Group Ltd.(b)	1,598,053	63,442,704
Maxim Integrated Products Inc.	429,932	29,067,703
Microchip Technology Inc.	142,517	14,645,047
Micron Technology Inc.(a)	2,699,352	126,761,570
MKS Instruments Inc.	32,694	3,571,166
ON Semiconductor Corp.(a)(b)	985,002	21,364,693
Qorvo Inc.(a)	275,396	35,528,838
Skyworks Solutions Inc.	404,265	58,820,558

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	1,118,778	$159,750,311

		1,214,441,022

Software — 0.7%
2U Inc.(a)(b)	111,434	3,773,155
Aspen Technology Inc.(a)	11,174	1,414,517
Autodesk Inc.(a)	177,756	41,063,414
CDK Global Inc.	258,070	11,249,271
Ceridian HCM Holding Inc.(a)	76,563	6,327,932
Citrix Systems Inc.	217,447	29,944,626
Crowdstrike Holdings Inc., Class A(a)(b)	101,349	13,917,245
FireEye Inc.(a)(b)	411,732	5,082,832
Guidewire Software Inc.(a)(b)	163,341	17,031,566
Jamf Holding Corp.(a)	24,609	925,544
Manhattan Associates Inc.(a)	16,607	1,585,802
Nuance Communications Inc.(a)(b)	682,479	22,651,478
Oracle Corp.	562,963	33,608,891
Pegasystems Inc.(b)	9,704	1,174,572
RealPage Inc.(a)	26,826	1,546,251
salesforce.com Inc.(a)	153,500	38,577,620
SolarWinds Corp.(a)(b)	112,945	2,297,301
SS&C Technologies Holdings Inc.	431,538	26,116,680
Synopsys Inc.(a)	26,150	5,595,577
Teradata Corp.(a)(b)	62,385	1,416,140

		265,300,414

Specialty Retail — 1.8%
Advance Auto Parts Inc.(b)	161,632	24,810,512
AutoNation Inc.(a)	142,725	7,554,434
AutoZone Inc.(a)	23,309	27,449,611
Best Buy Co. Inc.	453,121	50,427,836
Burlington Stores Inc.(a)(b)	16,746	3,451,183
CarMax Inc.(a)	364,631	33,513,235
Dick’s Sporting Goods Inc.	149,607	8,659,253
Foot Locker Inc.	251,117	8,294,395
Gap Inc. (The)	442,999	7,544,273
Home Depot Inc. (The)	1,304,080	362,156,057
L Brands Inc.	559,115	17,785,448
Penske Automotive Group Inc.	77,297	3,683,975
Ross Stores Inc.	162,138	15,130,718
Tiffany & Co.	293,516	34,003,829
TJX Companies Inc. (The)	552,654	30,755,195
Ulta Beauty Inc.(a)(b)	9,240	2,069,575
Williams-Sonoma Inc.	156,134	14,120,759

		651,410,288

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)(b)	570,362	38,607,804
Hewlett Packard Enterprise Co.	3,126,599	29,296,233
HP Inc.	3,469,953	65,894,407
NCR Corp.(a)	308,498	6,830,146
NetApp Inc.	246,144	10,790,953
Pure Storage Inc., Class A(a)(b)	250,330	3,852,579
Western Digital Corp.	728,414	26,623,532
Xerox Holdings Corp.	439,028	8,240,555

		190,136,209

Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)(b)	344,417	6,199,506
Carter’s Inc.	103,970	9,001,723
Columbia Sportswear Co.	69,847	6,075,292
Hanesbrands Inc.	841,622	13,255,546
PVH Corp.	170,470	10,166,831

24

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	115,933	$7,879,966
Skechers U.S.A. Inc., Class A(a)(b)	324,621	9,810,047
Tapestry Inc.	671,251	10,491,653
Under Armour Inc., Class A(a)(b)	456,997	5,132,076
Under Armour Inc., Class C, NVS(a)(b)	459,990	4,526,302
VF Corp.	735,522	51,670,420

		134,209,362

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	819,663	7,262,214
New York Community Bancorp. Inc.	1,091,718	9,028,508
Rocket Companies Inc., Class A(a)	137,264	2,735,672
TFS Financial Corp.	108,141	1,588,591

		20,614,985

Tobacco — 1.1%
Altria Group Inc.	2,546,335	98,390,384
Philip Morris International Inc.	3,777,832	283,299,622

		381,690,006

Trading Companies & Distributors — 0.3%
Air Lease Corp.	258,449	7,603,570
Fastenal Co.	262,818	11,850,464
HD Supply Holdings Inc.(a)	390,622	16,109,251
MSC Industrial Direct Co. Inc., Class A	108,447	6,862,526
United Rentals Inc.(a)(b)	174,481	30,446,934
Univar Solutions Inc.(a)	404,771	6,832,534
Watsco Inc.	79,081	18,417,174
WW Grainger Inc.	28,776	10,266,414

		108,388,867

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	178,212	4,792,121

Water Utilities — 0.2%
American Water Works Co. Inc.	439,289	63,644,190
Essential Utilities Inc.	542,962	21,854,221

		85,498,411

Wireless Telecommunication Services — 0.4%
Telephone and Data Systems Inc.	244,166	4,502,421
T-Mobile U.S. Inc.(a)	1,335,005	152,671,172
U.S. Cellular Corp.(a)	34,919	1,031,158

		158,204,751

Total Common Stocks — 99.7% (Cost: $35,360,335,832)		36,025,165,370

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	451,490,721	451,897,062
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	53,600,000	53,600,000

		505,497,062

Total Short-Term Investments — 1.4% (Cost: $505,031,977)		505,497,062

Total Investments in Securities — 101.1% (Cost: $35,865,367,809)		36,530,662,432

Other Assets, Less Liabilities — (1.1)%		(408,176,874)

Net Assets — 100.0%		$36,122,485,558

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS        Non-Voting Shares

25

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.	677,812	$12,742,866
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,497,940	59,752,827
Aerovironment Inc.(a)(b)	441,424	26,489,854
Astronics Corp.(a)(b)	501,950	3,875,054
Cubic Corp.	640,432	37,253,929
Ducommun Inc.(a)	224,700	7,397,124
Kaman Corp.	562,626	21,925,535
Kratos Defense & Security Solutions Inc.(a)(b)	2,476,797	47,752,646
Maxar Technologies Inc.(b)	1,247,884	31,122,227
Moog Inc., Class A	604,803	38,423,135
National Presto Industries Inc.	108,235	8,860,117
PAE Inc.(a)(b)	1,190,491	10,119,173
Park Aerospace Corp.	425,217	4,643,370
Parsons Corp.(a)(b)	469,284	15,739,785
Triumph Group Inc.	1,064,312	6,928,671
Vectrus Inc.(a)	230,457	8,757,366

		341,783,679

Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)(b)	1,200,760	30,091,046
Atlas Air Worldwide Holdings Inc.(a)(b)	525,022	31,973,840
Echo Global Logistics Inc.(a)(b)	532,826	13,730,926
Forward Air Corp.	568,574	32,624,776
Hub Group Inc., Class A(a)(b)	668,613	33,561,029
Radiant Logistics Inc.(a)	802,247	4,123,550

		146,105,167

Airlines — 0.3%
Allegiant Travel Co.	267,652	32,064,710
Hawaiian Holdings Inc.	921,869	11,882,891
Mesa Air Group Inc.(a)(b)	608,101	1,793,898
SkyWest Inc.	1,006,116	30,042,624
Spirit Airlines Inc.(a)(b)	1,816,999	29,253,684

		105,037,807

Auto Components — 1.3%
Adient PLC(a)	1,795,334	31,113,138
American Axle & Manufacturing Holdings Inc.(a)(b)	2,263,458	13,060,153
Cooper Tire & Rubber Co.	1,027,151	32,560,687
Cooper-Standard Holdings Inc.(a)(b)	340,754	4,501,360
Dana Inc.	2,950,611	36,351,528
Dorman Products Inc.(a)(b)	544,894	49,247,520
Fox Factory Holding Corp.(a)(b)	846,128	62,892,694
Gentherm Inc.(a)	668,499	27,341,609
Goodyear Tire & Rubber Co. (The)	4,718,718	36,192,567
LCI Industries	504,397	53,612,357
Modine Manufacturing Co.(a)(b)	1,066,018	6,662,612
Motorcar Parts of America Inc.(a)(b)	404,389	6,292,293
Standard Motor Products Inc.	430,666	19,229,237
Stoneridge Inc.(a)(b)	542,899	9,973,055
Tenneco Inc., Class A(a)	1,022,809	7,098,294
Visteon Corp.(a)(b)	566,298	39,199,148
Workhorse Group Inc.(a)(b)	1,927,081	48,716,608
XPEL Inc.(a)(b)	340,167	8,871,555

		492,916,415

Automobiles — 0.1%
Winnebago Industries Inc.	635,997	32,861,965

Banks — 7.1%
1st Constitution Bancorp	180,105	2,143,250
1st Source Corp.	328,154	10,120,269

Security	Shares	Value

Banks (continued)
ACNB Corp.	172,718	$3,592,534
Allegiance Bancshares Inc.(b)	382,147	8,930,775
Altabancorp	332,652	6,692,958
Amalgamated Bank, Class A	309,901	3,278,753
Amerant Bancorp Inc.(a)(b)	468,581	4,362,489
American National Bankshares Inc.	232,887	4,871,996
Ameris Bancorp	1,340,927	30,546,317
Ames National Corp.	193,660	3,270,917
Arrow Financial Corp.	277,066	6,951,586
Atlantic Capital Bancshares Inc.(a)(b)	452,582	5,136,806
Atlantic Union Bankshares Corp.	1,589,157	33,960,285
Auburn National Bancorp. Inc.	46,811	1,697,367
Banc of California Inc.	937,347	9,485,952
BancFirst Corp.	379,979	15,518,342
Bancorp. Inc. (The)(a)	1,088,264	9,402,601
BancorpSouth Bank	2,019,895	39,145,565
Bank First Corp.(b)	127,057	7,458,246
Bank of Commerce Holdings	362,406	2,525,970
Bank of Marin Bancorp., Class A	271,614	7,865,941
Bank of NT Butterfield & Son Ltd. (The)	1,030,527	22,960,142
Bank of Princeton (The)	111,283	2,022,012
Bank7 Corp.(b)	89,047	837,042
BankFinancial Corp.	281,959	2,035,744
BankUnited Inc.	1,876,179	41,107,082
Bankwell Financial Group Inc.	162,062	2,293,177
Banner Corp.	681,463	21,983,996
Bar Harbor Bankshares	324,970	6,678,134
Baycom Corp.(a)(b)	215,039	2,214,902
BCB Bancorp. Inc.	292,938	2,343,504
Berkshire Hills Bancorp. Inc.	896,917	9,067,831
Boston Private Financial Holdings Inc.	1,620,862	8,947,158
Bridge Bancorp. Inc.	337,124	5,876,071
Brookline Bancorp. Inc.	1,632,137	14,109,824
Bryn Mawr Bank Corp.	410,448	10,207,842
Business First Bancshares Inc.	368,729	5,530,935
Byline Bancorp Inc.(b)	510,348	5,756,725
C&F Financial Corp.	64,239	1,907,898
Cadence BanCorp	2,475,148	21,261,521
California Bancorp Inc.(a)(b)	135,131	1,531,034
Cambridge Bancorp	126,113	6,704,167
Camden National Corp.	310,568	9,386,918
Capital Bancorp Inc./MD(a)(b)	159,665	1,510,431
Capital City Bank Group Inc.	288,426	5,419,525
Capstar Financial Holdings Inc.	325,324	3,191,428
Carter Bank & Trust	503,760	3,350,004
Cathay General Bancorp	1,537,060	33,323,461
CB Financial Services Inc.	81,572	1,556,394
CBTX Inc.	359,897	5,880,717
Central Pacific Financial Corp.	550,458	7,469,715
Central Valley Community Bancorp	245,979	3,037,841
Century Bancorp. Inc./MA, Class A, NVS	60,779	3,995,612
Chemung Financial Corp.	75,093	2,167,935
ChoiceOne Financial Services Inc.	147,809	3,845,990
CIT Group Inc.	2,019,255	35,761,006
Citizens & Northern Corp.	277,212	4,501,923
Citizens Holding Co.(b)	84,005	1,883,392
City Holding Co.	323,399	18,631,016
Civista Bancshares Inc.	332,677	4,165,116
CNB Financial Corp./PA	314,908	4,682,682
Coastal Financial Corp./WA(a)(b)	181,509	2,223,485

26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Codorus Valley Bancorp. Inc.	220,190	$2,884,489
Colony Bankcorp Inc.	149,101	1,602,836
Columbia Banking System Inc.	1,467,585	35,001,902
Community Bank System Inc.	1,083,513	59,008,118
Community Bankers Trust Corp.	453,525	2,303,907
Community Financial Corp. (The)	93,908	2,004,936
Community Trust Bancorp. Inc.	311,486	8,802,594
ConnectOne Bancorp. Inc.	750,628	10,561,336
County Bancorp. Inc.	84,072	1,580,554
CrossFirst Bankshares Inc.(a)(b)	1,005,065	8,734,015
Customers Bancorp. Inc.(a)	575,461	6,445,163
CVB Financial Corp.	2,624,635	43,647,680
Dime Community Bancshares Inc.	576,329	6,518,281
Eagle Bancorp. Inc.	666,871	17,865,474
Eagle Bancorp. Montana Inc.	89,084	1,569,660
Enterprise Bancorp. Inc./MA	189,515	3,983,605
Enterprise Financial Services Corp.	480,240	13,096,145
Equity Bancshares Inc., Class A(a)(b)	303,325	4,701,538
Esquire Financial Holdings Inc.(a)(b)	130,976	1,964,640
Evans Bancorp. Inc.	107,840	2,399,440
Farmers & Merchants Bancorp. Inc./Archbold OH	202,476	4,051,545
Farmers National Banc Corp.	547,585	5,979,628
FB Financial Corp.	630,519	15,838,637
Fidelity D&D Bancorp. Inc.	82,835	4,034,893
Financial Institutions Inc.	322,904	4,972,722
First Bancorp. Inc./ME	224,586	4,734,273
First BanCorp./Puerto Rico	4,294,536	22,417,478
First Bancorp./Southern Pines NC	569,000	11,909,170
First Bancshares Inc. (The)	428,579	8,987,302
First Bank/Hamilton NJ	348,648	2,161,618
First Busey Corp.	1,028,953	16,350,063
First Business Financial Services Inc.	164,987	2,357,664
First Capital Inc.(b)	69,898	3,917,783
First Choice Bancorp	230,241	3,059,903
First Commonwealth Financial Corp.	1,963,365	15,196,445
First Community Bankshares Inc.	353,361	6,378,166
First Community Corp./SC	117,149	1,596,741
First Financial Bancorp	1,960,978	23,541,541
First Financial Bankshares Inc.	2,641,209	73,716,143
First Financial Corp./IN	273,567	8,590,004
First Foundation Inc.	794,833	10,388,467
First Guaranty Bancshares Inc.	104,468	1,265,108
First Internet Bancorp	210,058	3,094,154
First Interstate BancSystem Inc., Class A	856,332	27,274,174
First Merchants Corp.	1,073,887	24,871,223
First Mid Bancshares Inc.	307,138	7,663,093
First Midwest Bancorp. Inc.	2,291,373	24,701,001
First Northwest Bancorp	191,585	1,896,692
First of Long Island Corp. (The)	460,571	6,821,057
First Savings Financial Group Inc.	36,186	1,966,347
First United Corp.	127,783	1,496,339
First Western Financial Inc.(a)(b)	103,056	1,334,575
Flushing Financial Corp.	545,022	5,733,631
FNCB Bancorp Inc.	343,415	1,826,968
Franklin Financial Services Corp.	98,973	2,116,043
Fulton Financial Corp.	3,250,868	30,330,598
FVCBankcorp Inc.(a)(b)	243,668	2,436,680
German American Bancorp. Inc.	508,766	13,807,909
Glacier Bancorp. Inc.	1,947,579	62,419,907
Great Southern Bancorp. Inc.	222,189	8,047,686

Security	Shares	Value

Banks (continued)
Great Western Bancorp. Inc.(b)	1,116,371	$13,898,819
Guaranty Bancshares Inc./TX	165,278	4,113,769
Hancock Whitney Corp.	1,760,600	33,116,886
Hanmi Financial Corp.	616,778	5,063,747
Harborone Bancorp Inc.(a)	1,097,852	8,859,666
Hawthorn Bancshares Inc.	137,728	2,608,568
HBT Financial Inc.	216,422	2,428,255
Heartland Financial USA Inc.	694,493	20,831,318
Heritage Commerce Corp.	1,184,749	7,884,505
Heritage Financial Corp./WA	742,613	13,656,653
Hilltop Holdings Inc.	1,467,548	30,202,138
Home BancShares Inc./AR	3,125,718	47,385,885
HomeTrust Bancshares Inc.	341,828	4,642,024
Hope Bancorp Inc.	2,352,344	17,842,529
Horizon Bancorp Inc./IN	881,945	8,898,825
Howard Bancorp. Inc.(a)(b)	251,645	2,259,772
Independent Bank Corp.	672,042	35,201,560
Independent Bank Corp./MI	440,582	5,538,116
Independent Bank Group Inc.	764,720	33,785,330
International Bancshares Corp.	1,072,467	27,948,490
Investar Holding Corp.	214,973	2,755,954
Investors Bancorp. Inc.	4,703,933	34,150,554
Lakeland Bancorp. Inc.	1,018,714	10,136,204
Lakeland Financial Corp.	502,182	20,689,898
Landmark Bancorp. Inc./Manhattan KS	58,224	1,243,082
LCNB Corp.	276,192	3,770,021
Level One Bancorp. Inc.	99,048	1,545,149
Limestone Bancorp. Inc.(a)(b)	95,206	1,001,567
Live Oak Bancshares Inc.(b)	570,682	14,455,375
Macatawa Bank Corp.	576,372	3,763,709
Mackinac Financial Corp.	222,757	2,149,605
MainStreet Bancshares Inc.(a)(b)	142,445	1,743,527
Mercantile Bank Corp.	323,305	5,825,956
Meridian Corp.	86,590	1,396,697
Metrocity Bankshares Inc.(b)	377,407	4,970,450
Metropolitan Bank Holding Corp.(a)	153,235	4,290,580
Mid Penn Bancorp. Inc.	138,345	2,394,752
Middlefield Banc Corp.	113,740	2,195,182
Midland States Bancorp. Inc.	431,825	5,548,951
MidWestOne Financial Group Inc.	313,021	5,593,685
MVB Financial Corp.	217,245	3,469,403
National Bank Holdings Corp., Class A	619,359	16,258,174
National Bankshares Inc.	141,487	3,583,866
NBT Bancorp. Inc.	883,731	23,701,665
Nicolet Bankshares Inc.(a)(b)	189,932	10,372,187
Northeast Bank(a)(b)	154,411	2,841,162
Northrim Bancorp. Inc.	130,321	3,321,882
Norwood Financial Corp.	118,376	2,878,904
Oak Valley Bancorp	163,145	1,869,642
OceanFirst Financial Corp.	1,217,661	16,669,779
OFG Bancorp	1,000,347	12,464,324
Ohio Valley Banc Corp.	85,452	1,765,438
Old National Bancorp./IN	3,351,901	42,099,877
Old Second Bancorp. Inc.(b)	629,620	4,719,002
Origin Bancorp Inc.(b)	448,521	9,580,409
Orrstown Financial Services Inc.	232,886	2,980,941
Pacific Premier Bancorp. Inc.	1,626,638	32,760,489
Park National Corp.	297,831	24,410,229
Parke Bancorp. Inc.	228,969	2,733,890
Partners Bancorp	147,422	829,986

27

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
PCB Bancorp	287,789	$2,529,665
Peapack Gladstone Financial Corp.	382,638	5,796,966
Penns Woods Bancorp. Inc.	158,676	3,149,719
Peoples Bancorp. Inc./OH	375,566	7,169,555
Peoples Bancorp. of North Carolina Inc.	90,776	1,400,674
Peoples Financial Services Corp.	153,090	5,321,408
Plumas Bancorp	88,170	1,735,186
Preferred Bank/Los Angeles CA	288,064	9,252,616
Premier Financial Bancorp. Inc.	300,803	3,248,672
Professional Holding Corp., Class A(a)(b)	196,888	2,640,268
QCR Holdings Inc.(b)	297,427	8,152,474
RBB Bancorp	359,706	4,079,066
Red River Bancshares Inc.(b)	100,944	4,340,592
Reliant Bancorp Inc.	323,233	4,686,879
Renasant Corp.	1,089,229	24,747,283
Republic Bancorp. Inc./KY, Class A	209,965	5,912,614
Republic First Bancorp. Inc.(a)	947,812	1,876,668
Richmond Mutual Bancorp. Inc.	268,817	2,844,084
S&T Bancorp. Inc.	760,039	13,445,090
Salisbury Bancorp. Inc.(b)	50,105	1,583,819
Sandy Spring Bancorp. Inc.	916,849	21,160,875
SB Financial Group Inc.	130,754	1,763,871
Seacoast Banking Corp. of Florida(a)	1,045,613	18,852,402
Select Bancorp. Inc.(a)(b)	331,849	2,385,994
ServisFirst Bancshares Inc.(b)	986,308	33,564,061
Shore Bancshares Inc.	294,178	3,230,074
Sierra Bancorp	307,938	5,170,279
Silvergate Capital Corp., Class A(a)(b)	313,719	4,517,554
Simmons First National Corp., Class A	2,169,342	34,394,917
SmartFinancial Inc.	255,244	3,468,766
South Plains Financial Inc.	206,715	2,565,333
South State Corp.	1,423,563	68,544,558
Southern First Bancshares Inc.(a)(b)	142,291	3,436,328
Southern National Bancorp. of Virginia Inc.	441,849	3,835,249
Southside Bancshares Inc.	652,311	15,935,958
Spirit of Texas Bancshares Inc.(a)	279,297	3,116,955
Stock Yards Bancorp. Inc.	415,797	14,153,730
Summit Financial Group Inc.	220,372	3,263,709
Texas Capital Bancshares Inc.(a)	1,031,507	32,110,813
Tompkins Financial Corp.	291,445	16,556,990
TowneBank/Portsmouth VA	1,336,321	21,915,664
TriCo Bancshares	546,539	13,384,740
TriState Capital Holdings Inc.(a)(b)	580,240	7,682,378
Triumph Bancorp. Inc.(a)(b)	461,400	14,367,996
Trustmark Corp.	1,283,123	27,471,663
UMB Financial Corp.	890,541	43,645,414
United Bankshares Inc./WV	2,514,078	53,977,255
United Community Banks Inc./GA	1,600,084	27,089,422
United Security Bancshares/Fresno CA	339,321	2,073,251
Unity Bancorp. Inc.	165,480	1,916,258
Univest Financial Corp.	573,520	8,241,482
Valley National Bancorp	8,158,886	55,888,369
Veritex Holdings Inc.	963,416	16,406,975
Washington Trust Bancorp. Inc.	356,588	10,932,988
WesBanco Inc.	1,313,506	28,056,488
West Bancorp. Inc.	349,101	5,529,760
Westamerica Bancorp	523,770	28,466,900

		2,730,367,654

Beverages — 0.3%
Celsius Holdings Inc.(a)(b)	713,773	16,209,785

Security	Shares	Value

Beverages (continued)
Coca-Cola Consolidated Inc.(b)	96,022	$23,110,575
Craft Brew Alliance Inc.(a)(b)	237,270	3,917,328
MGP Ingredients Inc.(b)	258,791	10,284,354
National Beverage Corp.(a)(b)	241,526	16,426,183
NewAge Inc.(a)(b)	1,797,094	3,108,973
Primo Water Corp.(b)	3,199,757	45,436,549

		118,493,747

Biotechnology — 11.1%
89bio Inc.(a)(b)	129,842	3,331,746
Abeona Therapeutics Inc.(a)(b)	1,236,883	1,261,621
ADMA Biologics Inc.(a)(b)	1,262,847	3,018,204
Aduro Biotech Inc.(a)(b)	1,375,581	3,342,662
Adverum Biotechnologies Inc.(a)(b)	1,774,854	18,280,996
Aeglea BioTherapeutics Inc.(a)(b)	867,429	6,150,072
Affimed NV(a)	1,582,727	5,365,445
Agenus Inc.(a)(b)	3,101,791	12,407,164
Aimmune Therapeutics Inc.(a)(b)	951,449	32,777,418
Akcea Therapeutics Inc.(a)(b)	338,971	6,148,934
Akebia Therapeutics Inc.(a)(b)	2,905,584	7,293,016
Akero Therapeutics Inc.(a)(b)	275,504	8,482,768
Akouos Inc.(a)(b)	296,115	6,772,150
Albireo Pharma Inc.(a)(b)	277,149	9,248,462
Alector Inc.(a)(b)	944,306	9,948,264
Allakos Inc.(a)(b)	498,644	40,614,554
Allogene Therapeutics Inc.(a)(b)	1,103,108	41,598,203
Allovir Inc.(a)(b)	367,281	10,100,227
ALX Oncology Holdings Inc.(a)(b)	196,113	7,401,305
Amicus Therapeutics Inc.(a)(b)	5,203,571	73,474,423
AnaptysBio Inc.(a)(b)	427,773	6,309,652
Anavex Life Sciences Corp.(a)(b)	1,080,845	4,917,845
Anika Therapeutics Inc.(a)(b)	277,906	9,835,093
Annexon Inc.(a)(b)	301,380	9,110,717
Apellis Pharmaceuticals Inc.(a)(b)	1,230,170	37,114,229
Applied Genetic Technologies Corp./DE(a)	487,990	2,371,631
Applied Molecular Transport Inc.(a)(b)	255,805	8,139,715
Applied Therapeutics Inc.(a)(b)	275,377	5,716,827
Aprea Therapeutics Inc.(a)(b)	152,924	3,679,351
Aptinyx Inc.(a)(b)	471,299	1,592,991
Aravive Inc.(a)(b)	246,643	1,159,222
Arcturus Therapeutics Holding Inc.(a)(b)	327,318	14,041,942
Arcus Biosciences Inc.(a)(b)	860,529	14,749,467
Arcutis Biotherapeutics Inc.(a)(b)	367,451	10,766,314
Ardelyx Inc.(a)(b)	1,488,376	7,813,974
Arena Pharmaceuticals Inc.(a)(b)	1,184,346	88,577,237
Arrowhead Pharmaceuticals Inc.(a)(b)	2,052,802	88,393,654
Assembly Biosciences Inc.(a)(b)	613,673	10,088,784
Atara Biotherapeutics Inc.(a)(b)	1,481,432	19,199,359
Athenex Inc.(a)(b)	1,266,688	15,326,925
Athersys Inc.(a)(b)	3,475,418	6,777,065
Atreca Inc., Class A(a)(b)	568,844	7,946,751
AVEO Pharmaceuticals Inc.(a)(b)	427,627	2,540,104
Avid Bioservices Inc.(a)(b)	1,185,272	9,031,773
Avidity Biosciences Inc.(a)	343,797	9,677,886
Avrobio Inc.(a)(b)	640,939	8,345,026
Axcella Health Inc.(a)(b)	278,159	1,285,095
Beam Therapeutics Inc.(a)(b)	729,075	17,949,826
Beyondspring Inc.(a)(b)	282,182	3,755,842
BioCryst Pharmaceuticals Inc.(a)(b)	3,605,053	12,383,357
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	985,053	64,038,296
BioSpecifics Technologies Corp.(a)(b)	123,414	6,519,962

28

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Bioxcel Therapeutics Inc.(a)(b)	239,538	$10,386,368
Black Diamond Therapeutics Inc.(a)(b)	368,517	11,140,269
Blueprint Medicines Corp.(a)(b)	1,128,198	104,583,955
BrainStorm Cell Therapeutics Inc.(a)(b)	581,411	9,837,474
Bridgebio Pharma Inc.(a)(b)	1,490,669	55,929,901
Cabaletta Bio Inc.(a)(b)	257,501	2,791,311
Calithera Biosciences Inc.(a)	1,358,839	4,687,995
Calyxt Inc.(a)(b)	257,138	1,411,688
CareDx Inc.(a)(b)	978,901	37,139,504
CASI Pharmaceuticals Inc.(a)(b)	1,125,266	1,721,657
Castle Biosciences Inc.(a)(b)	238,210	12,255,904
Catabasis Pharmaceutical Inc.(a)(b)	369,319	2,286,085
Catalyst Biosciences Inc.(a)	429,640	1,847,452
Catalyst Pharmaceuticals Inc.(a)(b)	1,953,504	5,801,907
Cellular Biomedicine Group Inc.(a)	273,019	5,007,168
CEL-SCI Corp.(a)(b)	690,784	8,807,496
Centogene NV(a)	159,340	1,507,356
Checkmate Pharmaceuticals Inc.(a)	91,917	1,057,965
Checkpoint Therapeutics Inc.(a)(b)	907,589	2,432,339
ChemoCentryx Inc.(a)(b)	1,007,878	55,231,714
Chimerix Inc.(a)	985,253	2,453,280
Cidara Therapeutics Inc.(a)(b)	657,060	1,872,621
Clovis Oncology Inc.(a)(b)	1,694,063	9,876,387
Cohbar Inc.(a)(b)	388,962	369,358
Coherus Biosciences Inc.(a)(b)	1,182,168	21,680,961
Concert Pharmaceuticals Inc.(a)(b)	591,474	5,808,275
Constellation Pharmaceuticals Inc.(a)(b)	626,450	12,691,877
ContraFect Corp.(a)(b)	475,349	2,509,843
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,623,794	2,922,829
Cortexyme Inc.(a)(b)	318,304	15,915,200
Crinetics Pharmaceuticals Inc.(a)(b)	572,541	8,971,717
Cue Biopharma Inc.(a)(b)	587,143	8,836,502
Cyclerion Therapeutics Inc.(a)(b)	462,468	2,811,805
Cytokinetics Inc.(a)(b)	1,356,681	29,372,144
CytomX Therapeutics Inc.(a)(b)	931,531	6,194,681
Deciphera Pharmaceuticals Inc.(a)(b)	766,365	39,314,524
Denali Therapeutics Inc.(a)(b)	1,287,049	46,114,966
Dermtech Inc.(a)(b)	163,651	1,955,629
Dicerna Pharmaceuticals Inc.(a)(b)	1,332,768	23,976,496
Dyadic International Inc.(a)(b)	397,594	3,009,787
Dynavax Technologies Corp.(a)(b)	2,164,811	9,351,984
Eagle Pharmaceuticals Inc./DE(a)(b)	227,717	9,673,418
Editas Medicine Inc.(a)(b)	1,284,606	36,046,044
Eidos Therapeutics Inc.(a)(b)	222,737	11,254,901
Eiger BioPharmaceuticals Inc.(a)(b)	555,820	4,524,375
Emergent BioSolutions Inc.(a)(b)	912,751	94,314,561
Enanta Pharmaceuticals Inc.(a)(b)	389,903	17,849,759
Enochian Biosciences Inc.(a)(b)	281,545	1,007,931
Epizyme Inc.(a)(b)	1,826,737	21,792,972
Esperion Therapeutics Inc.(a)(b)	529,120	19,667,390
Evelo Biosciences Inc.(a)(b)	353,281	1,861,791
Exicure Inc.(a)	1,165,332	2,039,331
Fate Therapeutics Inc.(a)(b)	1,466,714	58,624,559
Fennec Pharmaceuticals Inc.(a)(b)	440,445	2,669,097
FibroGen Inc.(a)(b)	1,715,034	70,522,198
Five Prime Therapeutics Inc.(a)	595,349	2,798,140
Flexion Therapeutics Inc.(a)(b)	891,074	9,276,080
Forma Therapeutics Holdings Inc.(a)	330,971	16,495,595
Fortress Biotech Inc.(a)(b)	1,261,443	5,096,230
Frequency Therapeutics Inc.(a)(b)	516,406	9,920,159

Security	Shares	Value

Biotechnology (continued)
G1 Therapeutics Inc.(a)(b)	688,392	$7,950,928
Galectin Therapeutics Inc.(a)(b)	848,668	2,265,944
Galera Therapeutics Inc.(a)(b)	158,780	1,435,371
Generation Bio Co.(a)(b)	249,997	7,727,407
Genprex Inc.(a)(b)	610,257	2,050,464
Geron Corp.(a)(b)	5,840,730	10,162,870
GlycoMimetics Inc.(a)(b)	710,209	2,180,342
Gossamer Bio Inc.(a)(b)	1,153,865	14,319,465
Gritstone Oncology Inc.(a)(b)	611,770	1,621,190
Halozyme Therapeutics Inc.(a)(b)	2,767,777	72,737,180
Harpoon Therapeutics Inc.(a)(b)	210,062	3,568,953
Heron Therapeutics Inc.(a)(b)	1,795,160	26,604,271
Homology Medicines Inc.(a)(b)	702,152	7,513,026
Hookipa Pharma Inc.(a)(b)	241,289	2,285,007
iBio Inc.(a)(b)	1,260,368	2,558,547
Ideaya Biosciences Inc.(a)(b)	317,004	3,981,570
IGM Biosciences Inc.(a)(b)	144,417	10,659,419
Immunic Inc.(a)(b)	110,721	2,056,089
ImmunoGen Inc.(a)(b)	3,566,516	12,839,458
Immunovant Inc.(a)(b)	718,530	25,285,071
Inovio Pharmaceuticals Inc.(a)(b)	3,211,410	37,252,356
Inozyme Pharma Inc.(a)(b)	162,334	4,267,761
Insmed Inc.(a)(b)	2,071,229	66,569,300
Intellia Therapeutics Inc.(a)(b)	1,024,165	20,360,400
Intercept Pharmaceuticals Inc.(a)(b)	530,318	21,986,984
Invitae Corp.(a)(b)	2,361,409	102,367,080
Ironwood Pharmaceuticals Inc.(a)(b)	3,262,173	29,343,246
iTeos Therapeutics Inc.(a)	218,978	5,402,187
IVERIC bio Inc.(a)(b)	1,626,705	9,174,616
Jounce Therapeutics Inc.(a)(b)	333,118	2,718,243
Kadmon Holdings Inc.(a)(b)	3,516,887	13,786,197
KalVista Pharmaceuticals Inc.(a)(b)	292,512	3,682,726
Karuna Therapeutics Inc.(a)(b)	324,428	25,084,773
Karyopharm Therapeutics Inc.(a)(b)	1,435,807	20,962,782
Keros Therapeutics Inc.(a)(b)	145,997	5,631,104
Kezar Life Sciences Inc.(a)	538,257	2,605,164
Kindred Biosciences Inc.(a)	822,880	3,530,155
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	543,766	8,330,495
Kodiak Sciences Inc.(a)(b)	590,714	34,976,176
Krystal Biotech Inc.(a)(b)	275,815	11,873,836
Kura Oncology Inc.(a)(b)	1,085,806	33,269,096
La Jolla Pharmaceutical Co.(a)(b)	413,092	1,664,761
Lexicon Pharmaceuticals Inc.(a)(b)	839,611	1,209,040
Ligand Pharmaceuticals Inc.(a)(b)	294,504	28,072,121
LogicBio Therapeutics Inc.(a)(b)	244,382	2,218,989
MacroGenics Inc.(a)(b)	1,079,014	27,180,363
Madrigal Pharmaceuticals Inc.(a)(b)	179,298	21,288,052
Magenta Therapeutics Inc.(a)(b)	412,493	2,804,952
MannKind Corp.(a)(b)	4,434,777	8,337,381
Marker Therapeutics Inc.(a)(b)	544,149	816,224
MediciNova Inc.(a)(b)	893,716	4,683,072
MEI Pharma Inc.(a)(b)	2,056,140	6,415,157
MeiraGTx Holdings PLC(a)(b)	418,935	5,546,699
Mersana Therapeutics Inc.(a)(b)	1,089,060	20,278,297
Minerva Neurosciences Inc.(a)(b)	689,200	2,191,656
Mirati Therapeutics Inc.(a)(b)	768,007	127,527,562
Mirum Pharmaceuticals Inc.(a)(b)	124,222	2,393,758
Molecular Templates Inc.(a)(b)	537,679	5,871,455
Momenta Pharmaceuticals Inc.(a)	2,415,145	126,746,810
Morphic Holding Inc.(a)(b)	283,544	7,752,093

29

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Mustang Bio Inc.(a)(b)	558,963	$1,760,733
Myriad Genetics Inc.(a)(b)	1,455,457	18,979,159
NantKwest Inc.(a)(b)	662,518	4,594,562
Natera Inc.(a)(b)	1,448,092	104,610,166
Neoleukin Therapeutics Inc.(a)(b)	653,046	7,836,552
NeuBase Therapeutics Inc.(a)(b)	353,281	2,681,403
NeuroBo Pharmaceuticals Inc.(a)(b)	70,629	396,935
NextCure Inc.(a)(b)	313,343	2,757,418
Nkarta Inc.(a)(b)	334,098	10,042,986
Novavax Inc.(a)(b)	1,258,290	136,335,721
Nurix Therapeutics Inc.(a)	227,087	7,927,607
Nymox Pharmaceutical Corp.(a)(b)	760,227	1,870,158
Oncocyte Corp.(a)(b)	1,218,843	1,694,192
Oncternal Therapeutics Inc.(a)(b)(c)	13,273	27,210
OPKO Health Inc.(a)(b)	8,128,099	29,992,685
Organogenesis Holdings Inc.(a)(b)	384,278	1,475,628
Orgenesis Inc.(a)	335,611	1,691,479
ORIC Pharmaceuticals Inc.(a)(b)	183,058	4,578,281
Ovid therapeutics Inc.(a)(b)	837,453	4,806,980
Oyster Point Pharma Inc.(a)(b)	115,508	2,438,374
Pandion Therapeutics Inc.(a)	148,452	1,701,260
Passage Bio Inc.(a)(b)	283,041	3,710,668
PDL BioPharma Inc.(a)(b)	2,267,722	7,143,324
PhaseBio Pharmaceuticals Inc.(a)(b)	349,639	1,227,233
Pieris Pharmaceuticals Inc.(a)(b)	1,111,407	2,300,612
Poseida Therapeutics Inc.(a)(b)	269,868	2,393,729
Precigen Inc.(a)	1,529,823	5,354,380
Precision BioSciences Inc.(a)(b)	955,734	5,887,321
Prevail Therapeutics Inc.(a)	309,998	3,155,780
Protagonist Therapeutics Inc.(a)(b)	618,830	12,098,126
Protara Therapeutics Inc.(a)(b)	34,078	573,533
Prothena Corp. PLC(a)(b)	645,276	6,446,307
PTC Therapeutics Inc.(a)(b)	1,266,355	59,202,096
Puma Biotechnology Inc.(a)(b)	649,022	6,548,632
Radius Health Inc.(a)(b)	915,503	10,381,804
Rapt Therapeutics Inc.(a)	230,775	7,430,955
REGENXBIO Inc.(a)(b)	696,944	19,179,899
Relay Therapeutics Inc.(a)(b)	656,276	27,950,795
Replimune Group Inc.(a)(b)	424,065	9,761,976
Retrophin Inc.(a)(b)	996,613	18,397,476
REVOLUTION Medicines Inc.(a)(b)	793,445	27,611,886
Rhythm Pharmaceuticals Inc.(a)(b)	686,113	14,868,069
Rigel Pharmaceuticals Inc.(a)(b)	3,546,732	8,512,157
Rocket Pharmaceuticals Inc.(a)(b)	695,490	15,898,901
Rubius Therapeutics Inc.(a)(b)	756,925	3,792,194
Sangamo Therapeutics Inc.(a)(b)	2,357,148	22,275,049
Savara Inc.(a)(b)	968,754	1,055,942
Scholar Rock Holding Corp.(a)(b)	464,612	8,218,986
Selecta Biosciences Inc.(a)(b)	1,376,359	3,413,370
Seres Therapeutics Inc.(a)(b)	1,086,541	30,759,976
Soleno Therapeutics Inc.(a)(b)	1,147,966	2,881,395
Solid Biosciences Inc.(a)	525,905	1,067,587
Sorrento Therapeutics Inc.(a)(b)	4,500,288	50,178,211
Spectrum Pharmaceuticals Inc.(a)(b)	2,935,984	11,978,815
Spero Therapeutics Inc.(a)(b)	305,765	3,412,337
SpringWorks Therapeutics Inc.(a)(b)	434,026	20,690,019
Stoke Therapeutics Inc.(a)(b)	243,988	8,171,158
Sutro Biopharma Inc.(a)(b)	525,859	5,284,883
Syndax Pharmaceuticals Inc.(a)(b)	533,298	7,871,478
Syros Pharmaceuticals Inc.(a)(b)	861,188	7,612,902

Security	Shares	Value

Biotechnology (continued)
TCR2 Therapeutics Inc.(a)(b)	515,498	$10,474,919
TG Therapeutics Inc.(a)(b)	2,259,808	60,472,462
Translate Bio Inc.(a)(b)	1,395,682	18,995,232
Turning Point Therapeutics Inc.(a)(b)	700,233	61,172,355
Twist Bioscience Corp.(a)(b)	668,982	50,822,563
Tyme Technologies Inc.(a)(b)	1,447,204	1,418,260
Ultragenyx Pharmaceutical Inc.(a)(b)	1,177,205	96,754,479
UNITY Biotechnology Inc.(a)(b)	688,999	2,383,937
UroGen Pharma Ltd.(a)(b)	404,370	7,800,297
Vanda Pharmaceuticals Inc.(a)	1,091,920	10,547,947
Vaxart Inc.(a)(b)	1,068,205	7,103,563
Vaxcyte Inc.(a)(b)	375,052	18,520,068
VBI Vaccines Inc.(a)(b)	3,468,969	9,921,251
Veracyte Inc.(a)(b)	1,170,298	38,022,982
Verastem Inc.(a)(b)	3,532,913	4,274,825
Vericel Corp.(a)(b)	916,915	16,990,435
Viela Bio Inc.(a)(b)	441,435	12,395,495
Viking Therapeutics Inc.(a)(b)	1,362,362	7,928,947
Vir Biotechnology Inc.(a)(b)	1,097,389	37,673,364
Voyager Therapeutics Inc.(a)(b)	542,014	5,783,289
vTv Therapeutics Inc., Class A(a)(b)	152,923	270,674
X4 Pharmaceuticals Inc.(a)(b)	315,759	2,137,688
XBiotech Inc.(a)(b)	298,286	5,694,280
Xencor Inc.(a)(b)	1,126,047	43,679,363
XOMA Corp.(a)(b)	117,425	2,212,287
Y-mAbs Therapeutics Inc.(a)(b)	613,820	23,564,550
Zentalis Pharmaceuticals Inc.(a)(b)	233,140	7,621,347
ZIOPHARM Oncology Inc.(a)(b)	4,276,255	10,776,163

		4,277,772,614

Building Products — 1.7%
AAON Inc.(b)	839,687	50,591,142
Advanced Drainage Systems Inc.(b)	1,129,374	70,518,113
Alpha Pro Tech Ltd.(a)(b)	258,649	3,822,832
American Woodmark Corp.(a)(b)	344,704	27,073,052
Apogee Enterprises Inc.	518,471	11,079,725
Builders FirstSource Inc.(a)(b)	2,362,102	77,051,767
Caesarstone Ltd.	452,584	4,435,323
Cornerstone Building Brands Inc.(a)(b)	863,773	6,892,909
CSW Industrials Inc.	280,278	21,651,476
Gibraltar Industries Inc.(a)(b)	666,016	43,384,282
Griffon Corp.	888,196	17,355,350
Insteel Industries Inc.	395,239	7,390,969
JELD-WEN Holding Inc.(a)(b)	1,386,062	31,325,001
Masonite International Corp.(a)(b)	497,843	48,987,751
Patrick Industries Inc.	455,524	26,201,740
PGT Innovations Inc.(a)(b)	1,164,959	20,410,082
Quanex Building Products Corp.	667,270	12,304,459
Resideo Technologies Inc.(a)(b)	2,531,075	27,841,825
Simpson Manufacturing Co. Inc.	891,914	86,658,364
UFP Industries Inc.	1,223,103	69,117,551

		664,093,713

Capital Markets — 1.5%
Artisan Partners Asset Management Inc., Class A	1,124,815	43,856,537
Assetmark Financial Holdings Inc.(a)(b)	342,501	7,445,972
Associated Capital Group Inc., Class A	38,941	1,406,938
B. Riley Financial Inc.	403,802	10,119,278
BGC Partners Inc., Class A	6,193,867	14,865,281
Blucora Inc.(a)(b)	1,016,738	9,577,672
BrightSphere Investment Group Inc.	1,251,008	16,138,003

30

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Calamos Asset Management Inc.(a)(c)	313,221	$3
Cohen & Steers Inc.	499,712	27,853,947
Cowen Inc., Class A(b)	555,311	9,034,910
Diamond Hill Investment Group Inc.	63,801	8,059,342
Donnelley Financial Solutions Inc.(a)(b)	592,509	7,915,920
Federated Hermes Inc.	1,975,383	42,490,488
Focus Financial Partners Inc., Class A(a)(b)	641,284	21,027,703
GAMCO Investors Inc., Class A	113,925	1,318,112
Greenhill & Co. Inc.(b)	308,863	3,505,595
Hamilton Lane Inc., Class A	617,179	39,863,592
Houlihan Lokey Inc.	1,046,197	61,777,933
Moelis & Co., Class A	1,072,256	37,679,076
Oppenheimer Holdings Inc., Class A, NVS	194,091	4,332,111
Piper Sandler Cos.(b)	360,430	26,311,390
PJT Partners Inc., Class A(b)	480,705	29,135,530
Pzena Investment Management Inc., Class A	359,569	1,927,290
Safeguard Scientifics Inc.	472,498	2,589,289
Sculptor Capital Management Inc.	396,707	4,657,340
Siebert Financial Corp.(a)(b)	142,613	460,640
Silvercrest Asset Management Group Inc., Class A	198,818	2,079,636
Stifel Financial Corp.	1,360,609	68,792,391
StoneX Group Inc.(a)	344,196	17,609,067
Value Line Inc.	22,219	548,809
Virtus Investment Partners Inc.	151,838	21,052,339
Waddell & Reed Financial Inc., Class A(b)	1,313,256	19,501,852
Westwood Holdings Group Inc.	186,427	2,076,797
WisdomTree Investments Inc.	2,843,250	9,098,400

		574,109,183

Chemicals — 1.7%
Advanced Emissions Solutions Inc.	330,406	1,341,448
AdvanSix Inc.(a)	571,118	7,356,000
AgroFresh Solutions Inc.(a)(b)	531,773	1,292,208
American Vanguard Corp.	594,534	7,812,177
Amyris Inc.(a)(b)	2,154,208	6,290,287
Avient Corp.	1,864,898	49,345,201
Balchem Corp.	658,347	64,274,418
Chase Corp.	154,291	14,719,361
Ferro Corp.(a)(b)	1,672,204	20,735,330
FutureFuel Corp.	551,576	6,271,419
GCP Applied Technologies Inc.(a)(b)	998,114	20,910,488
Hawkins Inc.	204,358	9,420,904
HB Fuller Co.	1,044,451	47,814,967
Ingevity Corp.(a)	848,394	41,944,599
Innospec Inc.	499,696	31,640,751
Intrepid Potash Inc.(a)	231,753	1,955,995
Koppers Holdings Inc.(a)	432,393	9,041,338
Kraton Corp.(a)(b)	636,282	11,338,545
Kronos Worldwide Inc.	472,706	6,078,999
Livent Corp.(a)(b)	2,998,976	26,900,815
Marrone Bio Innovations Inc.(a)(b)	1,051,187	1,282,448
Minerals Technologies Inc.(b)	690,543	35,286,747
Orion Engineered Carbons SA	1,230,767	15,396,895
PQ Group Holdings Inc.(a)(b)	814,718	8,359,007
Quaker Chemical Corp.(b)	272,435	48,959,294
Rayonier Advanced Materials Inc.(a)	1,245,720	3,986,304
Sensient Technologies Corp.	868,666	50,156,775
Stepan Co.	440,878	48,055,702
Trecora Resources(a)(b)	441,309	2,709,637
Tredegar Corp.	556,654	8,277,445
Trinseo SA	782,264	20,057,249

Security	Shares	Value

Chemicals (continued)
Tronox Holdings PLC, Class A(a)	1,819,965	$14,323,125

		643,335,878

Commercial Services & Supplies — 2.1%
ABM Industries Inc.	1,369,589	50,209,133
ACCO Brands Corp.	1,867,346	10,830,607
Advanced Disposal Services Inc.(a)(b)	1,508,378	45,598,267
Brady Corp., Class A, NVS	963,191	38,546,904
BrightView Holdings Inc.(a)(b)	792,884	9,038,878
Brink’s Co. (The)(b)	1,026,864	42,193,842
Casella Waste Systems Inc., Class A(a)(b)	940,953	52,552,225
CECO Environmental Corp.(a)(b)	678,378	4,945,376
Cimpress PLC(a)(b)	362,934	27,278,119
CompX International Inc.	34,578	516,941
Covanta Holding Corp.	2,412,399	18,696,092
Deluxe Corp.	850,685	21,888,125
Ennis Inc.	541,650	9,446,376
Harsco Corp.(a)(b)	1,594,101	22,173,945
Healthcare Services Group Inc.	1,526,332	32,861,928
Heritage-Crystal Clean Inc.(a)	310,037	4,138,994
Herman Miller Inc.	1,203,079	36,284,863
HNI Corp.	866,469	27,189,797
IBEX Ltd.(a)	100,516	1,545,936
Interface Inc.	1,180,061	7,221,973
KAR Auction Services Inc.	2,637,800	37,984,320
Kimball International Inc., Class B	718,295	7,570,829
Knoll Inc.	1,012,859	12,215,080
Matthews International Corp., Class A	617,790	13,813,784
McGrath RentCorp	492,609	29,354,570
Montrose Environmental Group Inc.(a)(b)	219,530	5,229,205
NL Industries Inc.	175,120	744,260
PICO Holdings Inc.(a)	407,265	3,649,094
Pitney Bowes Inc.	3,506,700	18,620,577
Quad/Graphics Inc.	704,459	2,134,511
SP Plus Corp.(a)(b)	486,710	8,736,445
Steelcase Inc., Class A	1,752,212	17,714,863
Team Inc.(a)(b)	662,195	3,642,073
Tetra Tech Inc.(b)	1,102,773	105,314,821
U.S. Ecology Inc.	641,497	20,957,707
UniFirst Corp./MA(b)	306,290	58,002,137
Viad Corp.	410,681	8,554,485
VSE Corp.	189,384	5,802,726

		823,199,808

Communications Equipment — 0.9%
Acacia Communications Inc.(a)(b)	792,961	53,445,571
ADTRAN Inc.	1,009,120	10,348,526
Applied Optoelectronics Inc.(a)(b)	423,294	4,762,058
CalAmp Corp.(a)(b)	691,369	4,970,943
Calix Inc.(a)(b)	1,071,951	19,059,289
Cambium Networks Corp.(a)(b)	112,419	1,896,509
Casa Systems Inc.(a)(b)	725,652	2,924,378
Clearfield Inc.(a)(b)	213,997	4,316,319
Comtech Telecommunications Corp.	513,293	7,186,102
Digi International Inc.(a)(b)	591,296	9,241,956
DZS Inc.(a)(b)	258,582	2,422,913
Extreme Networks Inc.(a)	2,373,192	9,540,232
Genasys Inc.(a)(b)	718,242	4,417,188
Harmonic Inc.(a)(b)	1,925,659	10,745,177
Infinera Corp.(a)(b)	3,281,531	20,214,231
Inseego Corp.(a)(b)	1,383,996	14,282,839

31

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
InterDigital Inc.	627,471	$35,803,495
KVH Industries Inc.(a)	321,562	2,897,274
NETGEAR Inc.(a)(b)	606,844	18,702,932
NetScout Systems Inc.(a)(b)	1,417,224	30,938,000
PCTEL Inc.	353,995	2,003,612
Plantronics Inc.	702,336	8,315,658
Resonant Inc.(a)(b)	1,034,421	2,461,922
Ribbon Communications Inc.(a)(b)	1,407,330	5,446,367
Viavi Solutions Inc.(a)(b)	4,652,518	54,574,036

		340,917,527

Construction & Engineering — 1.3%
Aegion Corp.(a)	643,088	9,086,834
Ameresco Inc., Class A(a)(b)	505,171	16,872,711
API Group Corp.(a)(b)(d)	2,862,479	40,733,076
Arcosa Inc.	992,478	43,758,355
Argan Inc.	301,540	12,637,541
Comfort Systems USA Inc.	734,524	37,835,331
Concrete Pumping Holdings Inc.(a)(b)	627,363	2,239,686
Construction Partners Inc., Class A(a)(b)	531,843	9,679,543
Dycom Industries Inc.(a)(b)	627,205	33,128,968
EMCOR Group Inc.	1,105,035	74,821,920
Fluor Corp.	2,879,953	25,372,386
Granite Construction Inc.	955,070	16,818,783
Great Lakes Dredge & Dock Corp.(a)(b)	1,287,520	12,244,315
HC2 Holdings Inc.(a)(b)	906,636	2,194,059
IES Holdings Inc.(a)(b)	162,681	5,168,375
MasTec Inc.(a)(b)	1,157,173	48,832,701
MYR Group Inc.(a)	330,975	12,305,651
Northwest Pipe Co.(a)(b)	196,579	5,201,480
NV5 Global Inc.(a)(b)	221,580	11,692,777
Primoris Services Corp.	975,555	17,599,012
Sterling Construction Co. Inc.(a)(b)	585,002	8,283,628
Tutor Perini Corp.(a)(b)	826,909	9,203,497
WillScot Mobile Mini Holdings Corp.(a)	3,328,632	55,521,582

		511,232,211

Construction Materials — 0.1%
Forterra Inc.(a)(b)	394,197	4,659,408
Summit Materials Inc., Class A(a)(b)	2,338,331	38,675,995
U.S. Concrete Inc.(a)(b)	321,666	9,341,181
United State Lime & Minerals Inc.	38,870	3,502,187

		56,178,771

Consumer Finance — 0.7%
Atlanticus Holdings Corp.(a)	82,994	987,629
Curo Group Holdings Corp.	391,206	2,758,002
Encore Capital Group Inc.(a)(b)	637,614	24,605,524
Enova International Inc.(a)	593,502	9,727,498
EZCORP Inc., Class A, NVS(a)(b)	969,961	4,878,904
FirstCash Inc.	833,425	47,680,244
Green Dot Corp., Class A(a)(b)	1,006,428	50,935,321
LendingClub Corp.(a)(b)	1,451,275	6,835,505
Navient Corp.	3,898,125	32,939,156
Nelnet Inc., Class A(b)	351,254	21,163,054
Oportun Financial Corp.(a)(b)	417,982	4,928,008
PRA Group Inc.(a)(b)	922,304	36,846,045
Regional Management Corp.(a)(b)	173,370	2,888,344
World Acceptance Corp.(a)(b)	99,322	10,483,437

		257,656,671

Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	525,487	19,027,884

Security	Shares	Value

Containers & Packaging (continued)
Greif Inc., Class B	121,137	$4,782,489
Myers Industries Inc.	729,222	9,647,607
O-I Glass Inc.	3,198,732	33,874,572
Ranpak Holdings Corp.(a)(b)	578,951	5,511,614
UFP Technologies Inc.(a)(b)	133,998	5,550,197

		78,394,363

Distributors — 0.1%
Core-Mark Holding Co. Inc.	914,482	26,455,964
Funko Inc., Class A(a)(b)	454,509	2,631,607
Greenlane Holdings Inc., Class A(a)(b)	276,341	619,004
Weyco Group Inc.	137,162	2,217,910

		31,924,485

Diversified Consumer Services — 0.6%
Adtalem Global Education Inc.(a)	1,058,839	25,983,909
American Public Education Inc.(a)(b)	295,264	8,323,492
Aspen Group Inc./CO(a)(b)	404,941	4,523,191
Carriage Services Inc.	336,930	7,516,908
Collectors Universe Inc.	184,124	9,112,297
Franchise Group Inc.(b)	443,254	11,240,921
Houghton Mifflin Harcourt Co.(a)(b)	2,165,274	3,745,924
K12 Inc.(a)(b)	814,995	21,466,968
Laureate Education Inc., Class A(a)(b)	2,190,657	29,091,925
OneSpaWorld Holdings Ltd.	886,457	5,761,970
Perdoceo Education Corp.(a)(b)	1,403,928	17,184,079
Regis Corp.(a)(b)	516,312	3,170,156
Strategic Education Inc.	492,863	45,082,179
Universal Technical Institute Inc.(a)(b)	619,833	3,148,752
Vivint Smart Home Inc.(a)(b)	1,468,590	25,083,517
WW International Inc.(a)(b)	960,373	18,122,239

		238,558,427

Diversified Financial Services — 0.2%
Alerus Financial Corp.	291,399	5,711,420
A-Mark Precious Metals Inc.	93,215	3,143,210
Banco Latinoamericano de Comercio Exterior SA, Class E	629,603	7,649,677
Cannae Holdings Inc.(a)(b)	1,766,354	65,814,350
GWG Holdings Inc.(a)(b)	66,902	575,357
Marlin Business Services Corp.	220,725	1,556,111
SWK Holdings Corp.(a)	57,998	811,972

		85,262,097

Diversified Telecommunication Services — 0.8%
Alaska Communications Systems Group Inc.	836,743	1,673,486
Anterix Inc.(a)(b)	222,706	7,284,713
ATN International Inc.	224,309	11,246,853
Bandwidth Inc., Class A(a)(b)	392,426	68,505,807
Cincinnati Bell Inc.(a)(b)	1,009,919	15,148,785
Cogent Communications Holdings Inc.	869,373	52,205,849
Consolidated Communications Holdings Inc.(a)	1,519,279	8,644,698
IDT Corp., Class B(a)	334,272	2,199,510
Iridium Communications Inc.(a)(b)	2,402,180	61,447,764
Liberty Latin America Ltd., Class A(a)(b)	950,658	7,842,928
Liberty Latin America Ltd., Class C, NVS(a)	3,163,043	25,747,170
Ooma Inc.(a)(b)	424,262	5,536,619
ORBCOMM Inc.(a)(b)	1,590,325	5,407,105
Vonage Holdings Corp.(a)	4,731,778	48,406,089

		321,297,376

Electric Utilities — 0.7%
ALLETE Inc.	1,065,643	55,136,369
Genie Energy Ltd., Class B	288,768	2,310,144

32

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
MGE Energy Inc.	741,835	$46,483,381
Otter Tail Corp.	827,844	29,943,117
PNM Resources Inc.	1,622,928	67,075,614
Portland General Electric Co.	1,838,886	65,280,453
Spark Energy Inc., Class A	246,277	2,049,025

		268,278,103

Electrical Equipment — 1.5%
Allied Motion Technologies Inc.(b)	148,863	6,145,065
American Superconductor Corp.(a)(b)	470,009	6,805,730
Atkore International Group Inc.(a)(b)	963,760	21,906,265
AZZ Inc.	528,559	18,034,433
Bloom Energy Corp., Class A(a)(b)	1,811,087	32,545,233
Encore Wire Corp.	412,349	19,141,241
EnerSys	862,424	57,885,899
FuelCell Energy Inc.(a)(b)	4,431,720	9,483,881
LSI Industries Inc.	512,016	3,456,108
Orion Energy Systems Inc.(a)(b)	533,960	4,042,077
Plug Power Inc.(a)(b)	6,964,732	93,397,056
Powell Industries Inc.	192,767	4,651,468
Preformed Line Products Co.	60,583	2,951,604
Sunrun Inc.(a)(b)	2,431,173	187,370,503
Thermon Group Holdings Inc.(a)(b)	696,474	7,821,403
TPI Composites Inc.(a)(b)	617,137	17,872,287
Ultralife Corp.(a)	127,118	749,996
Vicor Corp.(a)(b)	392,394	30,500,786
Vivint Solar Inc.(a)(b)	1,005,358	42,576,911

		567,337,946

Electronic Equipment, Instruments & Components — 2.2%
Akoustis Technologies Inc.(a)(b)	660,282	5,387,901
Arlo Technologies Inc.(a)	1,597,576	8,403,250
Badger Meter Inc.	594,994	38,894,758
Bel Fuse Inc., Class B, NVS	212,788	2,272,576
Belden Inc.(b)	896,798	27,908,354
Benchmark Electronics Inc.	742,490	14,961,173
CTS Corp.	646,819	14,249,423
Daktronics Inc.	826,845	3,274,306
ePlus Inc.(a)	269,819	19,750,751
Fabrinet(a)(b)	749,469	47,239,031
FARO Technologies Inc.(a)(b)	362,656	22,114,763
Fitbit Inc., Class A(a)(b)	4,974,145	34,620,049
II-VI Inc.(a)(b)	2,051,553	83,210,990
Insight Enterprises Inc.(a)	706,863	39,994,309
Intellicheck Inc.(a)(b)	332,647	2,218,755
Iteris Inc.(a)(b)	814,866	3,340,951
Itron Inc.(a)(b)	818,484	49,714,718
Kimball Electronics Inc.(a)	495,946	5,733,136
Knowles Corp.(a)(b)	1,827,923	27,236,053
Luna Innovations Inc.(a)(b)	627,756	3,753,981
Methode Electronics Inc.	741,452	21,131,382
MTS Systems Corp.	392,867	7,507,688
Napco Security Technologies Inc.(a)(b)	243,036	5,711,346
nLight Inc.(a)(b)	716,246	16,817,456
Novanta Inc.(a)(b)	699,785	73,715,352
OSI Systems Inc.(a)(b)	349,291	27,108,474
PAR Technology Corp.(a)(b)	326,287	13,217,886
PC Connection Inc.	220,042	9,034,924
Plexus Corp.(a)(b)	586,717	41,439,822
Powerfleet Inc.(a)(b)	521,205	2,934,384
Research Frontiers Inc.(a)(b)	522,464	1,410,653

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Rogers Corp.(a)(b)	381,108	$37,371,450
Sanmina Corp.(a)(b)	1,372,887	37,136,593
ScanSource Inc.(a)(b)	534,337	10,595,903
TTM Technologies Inc.(a)(b)	2,029,601	23,157,747
Vishay Intertechnology Inc.	2,717,861	42,317,096
Vishay Precision Group Inc.(a)(b)	246,869	6,250,723
Wrap Technologies Inc.(a)(b)	265,800	1,799,466

		832,937,573

Energy Equipment & Services — 0.5%
Archrock Inc.	2,623,574	14,114,828
Aspen Aerogels Inc.(a)(b)	402,099	4,402,984
Bristow Group Inc.(a)	134,072	2,849,030
Cactus Inc., Class A	961,104	18,443,586
ChampionX Corp.(a)(b)	3,792,705	30,303,713
DMC Global Inc.(b)	290,895	9,582,081
Dril-Quip Inc.(a)(b)	711,255	17,610,674
Exterran Corp.(a)	553,491	2,302,523
Frank’s International NV(a)(b)	3,221,896	4,961,720
Helix Energy Solutions Group Inc.(a)(b)	2,880,266	6,941,441
Liberty Oilfield Services Inc., Class A	1,300,110	10,387,879
Matrix Service Co.(a)(b)	552,434	4,612,824
Nabors Industries Ltd.	143,203	3,499,881
National Energy Services Reunited Corp.(a)(b)	476,345	3,039,081
Newpark Resources Inc.(a)	1,994,215	2,093,926
NexTier Oilfield Solutions Inc.(a)	3,460,978	6,402,809
Oceaneering International Inc.(a)	1,999,311	7,037,575
Oil States International Inc.(a)(b)	1,295,791	3,537,509
Patterson-UTI Energy Inc.	3,700,872	10,547,485
ProPetro Holding Corp.(a)	1,618,603	6,571,528
RPC Inc.(a)	1,142,292	3,015,651
SEACOR Holdings Inc.(a)(b)	398,101	11,576,777
Select Energy Services Inc., Class A(a)(b)	1,189,989	4,569,558
Solaris Oilfield Infrastructure Inc., Class A	599,759	3,802,472
Tidewater Inc.(a)(b)	783,488	5,257,205
Transocean Ltd.(a)(b)	12,252,271	9,886,357
U.S. Silica Holdings Inc.	1,599,327	4,797,981

		212,149,078

Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A(b)	1,070,099	5,040,166
Cinemark Holdings Inc.	2,182,105	21,821,050
Eros International Corp.(a)(b)	3,198,768	7,069,277
Gaia Inc.(a)(b)	258,921	2,545,193
Glu Mobile Inc.(a)(b)	2,986,301	22,919,860
IMAX Corp.(a)(b)	1,003,012	11,996,024
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	209,369	4,371,625
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	739,543	15,537,799
LiveXLive Media Inc.(a)(b)	890,891	2,311,862
Marcus Corp. (The)	472,238	3,650,400

		97,263,256

Equity Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust	1,727,176	18,135,348
Agree Realty Corp.	1,083,952	68,982,705
Alexander & Baldwin Inc.	1,455,672	16,318,083
Alexander’s Inc.	45,035	11,043,483
Alpine Income Property Trust Inc.	140,249	2,180,872
American Assets Trust Inc.	1,025,289	24,699,212
American Finance Trust Inc.	2,217,625	13,904,509
Armada Hoffler Properties Inc.	1,176,448	10,893,908

33

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Bluerock Residential Growth REIT Inc.	504,576	$3,824,686
BRT Apartments Corp.	246,668	2,905,749
CareTrust REIT Inc.	1,949,137	34,684,893
CatchMark Timber Trust Inc., Class A	1,032,950	9,224,244
Chatham Lodging Trust	941,462	7,173,940
CIM Commercial Trust Corp.	241,752	2,383,675
City Office REIT Inc.	873,897	6,571,705
Clipper Realty Inc.	329,214	1,991,745
Colony Capital Inc.	9,804,324	26,765,805
Columbia Property Trust Inc.	2,332,742	25,450,215
Community Healthcare Trust Inc.	442,884	20,709,256
CoreCivic Inc.	2,434,222	19,473,776
CorEnergy Infrastructure Trust Inc.	283,063	1,653,088
CorePoint Lodging Inc.	852,743	4,647,449
DiamondRock Hospitality Co.	4,072,966	20,649,938
Diversified Healthcare Trust	4,835,015	17,019,253
Easterly Government Properties Inc.	1,635,046	36,641,381
EastGroup Properties Inc.	791,011	102,301,453
Essential Properties Realty Trust Inc.	1,888,565	34,598,511
Farmland Partners Inc.	525,611	3,500,569
Four Corners Property Trust Inc.	1,437,162	36,776,976
Franklin Street Properties Corp.	2,179,432	7,976,721
Front Yard Residential Corp.	1,021,696	8,929,623
GEO Group Inc. (The)	2,403,348	27,253,966
Getty Realty Corp.	687,602	17,884,528
Gladstone Commercial Corp.	681,088	11,476,333
Gladstone Land Corp.	399,413	5,999,183
Global Medical REIT Inc.	853,880	11,527,380
Global Net Lease Inc.	1,835,123	29,178,456
Healthcare Realty Trust Inc.	2,753,535	82,936,474
Hersha Hospitality Trust	706,037	3,911,445
Independence Realty Trust Inc.	1,934,371	22,419,360
Industrial Logistics Properties Trust	1,327,628	29,035,224
Innovative Industrial Properties Inc.	432,529	53,681,174
Investors Real Estate Trust(b)	256,770	16,733,701
iStar Inc.	1,489,434	17,590,216
Jernigan Capital Inc.	443,719	7,605,344
Kite Realty Group Trust	1,692,301	19,596,846
Lexington Realty Trust	5,577,344	58,283,245
LTC Properties Inc.	792,416	27,623,622
Macerich Co. (The)(b)	3,051,943	20,722,693
Mack-Cali Realty Corp.	1,776,716	22,422,156
Monmouth Real Estate Investment Corp.	1,943,566	26,918,389
National Health Investors Inc.	879,177	52,987,998
National Storage Affiliates Trust	1,281,970	41,933,239
NETSTREIT Corp.(a)	242,023	4,419,340
New Senior Investment Group Inc.	1,721,646	6,886,584
NexPoint Residential Trust Inc.	440,940	19,555,689
Office Properties Income Trust	974,657	20,194,893
One Liberty Properties Inc.	325,347	5,322,677
Pebblebrook Hotel Trust(b)	2,657,117	33,293,676
Physicians Realty Trust	4,263,964	76,367,595
Piedmont Office Realty Trust Inc., Class A	2,575,057	34,943,524
Plymouth Industrial REIT Inc.	310,318	3,829,324
PotlatchDeltic Corp.	1,340,272	56,425,451
Preferred Apartment Communities Inc., Class A	1,006,198	5,433,469
PS Business Parks Inc., Class A	407,296	49,848,957
QTS Realty Trust Inc., Class A(b)	1,252,628	78,940,617
Retail Opportunity Investments Corp.	2,356,463	24,542,562
Retail Properties of America Inc., Class A	4,373,590	25,410,558

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Retail Value Inc.	340,213	$4,276,477
RLJ Lodging Trust(b)	3,353,832	29,044,185
RPT Realty	1,638,206	8,911,841
Ryman Hospitality Properties Inc.	1,031,634	37,964,131
Sabra Health Care REIT Inc.	4,196,107	57,843,335
Safehold Inc.(b)	353,792	21,970,483
Saul Centers Inc.	240,429	6,390,603
Seritage Growth Properties, Class A(a)(b)	692,661	9,316,290
Service Properties Trust(b)	3,347,923	26,615,988
SITE Centers Corp.	3,118,651	22,454,287
STAG Industrial Inc.	3,055,850	93,172,867
Summit Hotel Properties Inc.	2,125,436	11,009,758
Sunstone Hotel Investors Inc.	4,394,598	34,893,108
Tanger Factory Outlet Centers Inc.(b)	1,836,715	11,075,391
Terreno Realty Corp.	1,364,178	74,702,387
UMH Properties Inc.	765,060	10,358,912
Uniti Group Inc.	3,953,167	41,646,614
Universal Health Realty Income Trust	261,708	14,914,739
Urban Edge Properties	2,370,574	23,041,979
Urstadt Biddle Properties Inc., Class A	590,624	5,433,741
Washington REIT	1,682,732	33,873,395
Whitestone REIT	802,528	4,815,168
Xenia Hotels & Resorts Inc.	2,311,905	20,298,526

		2,259,172,864

Food & Staples Retailing — 0.9%
Andersons Inc. (The)	626,621	12,012,325
BJ’s Wholesale Club Holdings Inc.(a)(b)	2,799,867	116,334,474
Chefs’ Warehouse Inc. (The)(a)(b)	637,869	9,274,615
HF Foods Group Inc.(a)(b)	744,929	4,923,981
Ingles Markets Inc., Class A	288,559	10,976,784
Natural Grocers by Vitamin Cottage Inc.(b)	197,294	1,945,319
Performance Food Group Co.(a)(b)	2,679,012	92,747,395
PriceSmart Inc.	465,879	30,957,659
Rite Aid Corp.(a)(b)	1,113,536	10,567,457
SpartanNash Co.	723,054	11,821,933
United Natural Foods Inc.(a)(b)	1,126,779	16,755,204
Village Super Market Inc., Class A	188,177	4,631,036
Weis Markets Inc.	193,818	9,303,264

		332,251,446

Food Products — 1.5%
Alico Inc.	92,708	2,653,303
B&G Foods Inc.	1,304,238	36,218,689
Bridgford Foods Corp.(a)(b)	34,684	635,064
Calavo Growers Inc.(b)	336,868	22,324,242
Cal-Maine Foods Inc.(a)(b)	640,232	24,565,702
Darling Ingredients Inc.(a)(b)	3,289,790	118,531,134
Farmer Bros. Co.(a)(b)	322,007	1,423,271
Fresh Del Monte Produce Inc.	628,616	14,407,879
Freshpet Inc.(a)(b)	792,313	88,461,746
Hostess Brands Inc.(a)(b)	2,499,471	30,818,477
J&J Snack Foods Corp.	306,283	39,936,240
John B Sanfilippo & Son Inc.	179,165	13,505,458
Lancaster Colony Corp.	388,424	69,450,211
Landec Corp.(a)(b)	492,296	4,785,117
Limoneira Co.	340,401	4,867,734
Sanderson Farms Inc.	412,439	48,655,429
Seneca Foods Corp., Class A(a)(b)	122,453	4,375,246
Simply Good Foods Co. (The)(a)(b)	1,744,136	38,458,199
Tootsie Roll Industries Inc.	330,788	10,221,349

34

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Vital Farms Inc.(a)(b)	207,254	$8,400,005

		582,694,495

Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A	666,961	36,942,970
Chesapeake Utilities Corp.	331,078	27,909,875
New Jersey Resources Corp.	1,951,165	52,720,478
Northwest Natural Holding Co.	623,393	28,295,808
ONE Gas Inc.	1,074,665	74,162,632
RGC Resources Inc.	141,455	3,317,120
South Jersey Industries Inc.	2,054,533	39,590,851
Southwest Gas Holdings Inc.	1,139,447	71,899,106
Spire Inc.	1,027,848	54,681,513

		389,520,353

Health Care Equipment & Supplies — 3.8%
Accelerate Diagnostics Inc.(a)(b)	608,369	6,485,214
Accuray Inc.(a)(b)	1,898,471	4,556,330
Acutus Medical Inc.(a)(b)	200,706	5,981,039
Alphatec Holdings Inc.(a)(b)	941,864	6,253,977
AngioDynamics Inc.(a)(b)	758,605	9,148,776
Antares Pharma Inc.(a)(b)	3,412,921	9,214,887
Apyx Medical Corp.(a)(b)	731,114	3,443,547
Aspira Women’s Health Inc.(a)(b)	1,570,718	4,845,665
AtriCure Inc.(a)(b)	892,634	35,616,097
Atrion Corp.	28,813	18,036,938
Avanos Medical Inc.(a)(b)	973,339	32,334,322
Axogen Inc.(a)(b)	735,201	8,550,388
Axonics Modulation Technologies Inc.(a)(b)	618,855	31,586,359
Bellerophon Therapeutics Inc.(a)	73,324	746,438
Beyond Air Inc.(a)(b)	258,592	1,342,092
BioLife Solutions Inc.(a)(b)	279,464	8,087,688
BioSig Technologies Inc.(a)(b)	434,988	2,144,491
Cantel Medical Corp.	775,436	34,072,658
Cardiovascular Systems Inc.(a)	788,908	31,043,530
Cerus Corp.(a)(b)	3,377,520	21,143,275
Chembio Diagnostics Inc.(a)(b)	369,467	1,795,610
Co-Diagnostics Inc.(a)(b)	539,541	7,332,362
CONMED Corp.	555,443	43,696,701
CryoLife Inc.(a)(b)	747,617	13,808,486
CryoPort Inc.(a)(b)	698,819	33,124,021
Cutera Inc.(a)(b)	353,296	6,702,025
CytoSorbents Corp.(a)(b)	830,405	6,622,480
Electromed Inc.(a)(b)	143,449	1,493,304
FONAR Corp.(a)	114,154	2,383,536
GenMark Diagnostics Inc.(a)(b)	1,410,521	20,029,398
Glaukos Corp.(a)(b)	873,772	43,269,189
Heska Corp.(a)(b)	142,162	14,044,184
Inari Medical Inc.(a)	156,693	10,814,951
Inogen Inc.(a)(b)	372,104	10,791,016
Integer Holdings Corp.(a)(b)	668,307	39,436,796
IntriCon Corp.(a)(b)	192,269	2,341,836
Invacare Corp.	714,808	5,375,356
iRadimed Corp.(a)(b)	113,021	2,416,389
iRhythm Technologies Inc.(a)(b)	559,241	133,160,875
Lantheus Holdings Inc.(a)(b)	1,353,649	17,150,733
LeMaitre Vascular Inc.	339,231	11,035,184
LivaNova PLC(a)(b)	998,555	45,144,672
Meridian Bioscience Inc.(a)	862,558	14,646,235
Merit Medical Systems Inc.(a)(b)	1,107,698	48,184,863
Mesa Laboratories Inc.(b)	96,241	24,518,357

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Milestone Scientific Inc.(a)(b)	756,493	$1,051,525
Misonix Inc.(a)(b)	255,314	2,994,833
Natus Medical Inc.(a)(b)	682,978	11,699,413
Nemaura Medical Inc.(a)(b)	143,780	510,419
Neogen Corp.(a)(b)	1,079,794	84,493,880
Nevro Corp.(a)(b)	687,104	95,713,587
NuVasive Inc.(a)(b)	1,049,430	50,970,815
OraSure Technologies Inc.(a)(b)	1,450,135	17,648,143
Orthofix Medical Inc.(a)	377,786	11,764,256
OrthoPediatrics Corp.(a)(b)	266,271	12,227,164
PAVmed Inc.(a)(b)	715,885	1,274,275
Pulse Biosciences Inc.(a)(b)	312,378	3,682,937
Quotient Ltd.(a)(b)	1,175,453	6,041,828
Repro-Med Systems Inc.(a)(b)	495,851	3,580,044
Retractable Technologies Inc.(a)(b)	287,348	1,913,738
Rockwell Medical Inc.(a)(b)	1,488,827	1,593,045
SeaSpine Holdings Corp.(a)(b)	541,624	7,745,223
Shockwave Medical Inc.(a)(b)	581,771	44,098,242
SI-BONE Inc.(a)(b)	508,629	12,064,680
Sientra Inc.(a)(b)	995,000	3,383,000
Silk Road Medical Inc.(a)(b)	549,101	36,905,078
Soliton Inc.(a)(b)	120,954	924,089
STAAR Surgical Co.(a)(b)	934,952	52,880,885
Stereotaxis Inc.(a)(b)	917,358	3,284,142
Surgalign Holdings Inc.(a)(b)	1,278,642	2,314,342
Surmodics Inc.(a)(b)	277,308	10,790,054
Tactile Systems Technology Inc.(a)(b)	381,031	13,941,924
Tela Bio Inc.(a)(b)	109,542	1,811,825
TransMedics Group Inc.(a)(b)	505,697	6,968,505
Utah Medical Products Inc.	70,025	5,592,897
Vapotherm Inc.(a)(b)	400,079	11,602,291
Varex Imaging Corp.(a)(b)	790,434	10,054,320
Venus Concept Inc.(a)(b)	342,790	795,273
ViewRay Inc.(a)(b)	2,366,411	8,282,439
VolitionRx Ltd.(a)(b)	486,377	1,561,270
Wright Medical Group NV(a)(b)	2,631,821	80,375,813
Zynex Inc.(a)(b)	376,372	6,567,691

		1,463,056,155

Health Care Providers & Services — 2.7%
1Life Healthcare Inc.(a)(b)	1,608,166	45,607,588
AdaptHealth Corp.(a)(b)	508,813	11,097,211
Addus HomeCare Corp.(a)(b)	281,910	26,643,314
American Renal Associates Holdings Inc.(a)(b)	288,241	1,988,863
AMN Healthcare Services Inc.(a)(b)	953,850	55,762,071
Apollo Medical Holdings Inc.(a)(b)	385,871	6,922,526
Avalon GloboCare Corp.(a)(b)	435,218	544,022
BioTelemetry Inc.(a)(b)	683,196	31,140,074
Brookdale Senior Living Inc.(a)(b)	3,689,526	9,371,396
Community Health Systems Inc.(a)(b)	1,725,421	7,281,277
CorVel Corp.(a)(b)	180,477	15,418,150
Covetrus Inc.(a)(b)	2,005,714	48,939,422
Cross Country Healthcare Inc.(a)(b)	717,435	4,656,153
Ensign Group Inc. (The)	1,045,399	59,650,467
Enzo Biochem Inc.(a)(b)	874,151	1,844,459
Exagen Inc.(a)(b)	98,317	1,065,756
Five Star Senior Living Inc.(a)(b)	346,374	1,756,116
Fulgent Genetics Inc.(a)(b)	204,778	8,199,311
Hanger Inc.(a)	771,288	12,201,776
HealthEquity Inc.(a)(b)	1,534,092	78,806,306
InfuSystem Holdings Inc.(a)	284,594	3,648,495

35

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Joint Corp. (The)(a)(b)	287,326	$4,996,599
LHC Group Inc.(a)(b)	619,153	131,607,162
Magellan Health Inc.(a)(b)	484,815	36,739,281
MEDNAX Inc.(a)(b)	1,511,813	24,612,316
National HealthCare Corp.	255,331	15,909,675
National Research Corp.	275,069	13,536,145
Ontrak Inc.(a)	170,643	10,238,580
Option Care Health Inc.(a)(b)	916,337	12,251,426
Owens & Minor Inc.(b)	1,296,299	32,550,068
Patterson Companies Inc.	1,735,457	41,833,191
Pennant Group Inc. (The)(a)(b)	520,846	20,083,822
PetIQ Inc.(a)(b)	427,883	14,085,908
Progenity Inc.(a)(b)	72,519	654,121
Progyny Inc.(a)(b)	546,881	16,094,708
Providence Service Corp. (The)(a)	241,849	22,470,191
R1 RCM Inc.(a)(b)	2,183,679	37,450,095
RadNet Inc.(a)(b)	887,665	13,625,658
Select Medical Holdings Corp.(a)(b)	2,216,305	46,143,470
Sharps Compliance Corp.(a)(b)	273,697	1,716,080
Surgery Partners Inc.(a)(b)	455,980	9,985,962
Tenet Healthcare Corp.(a)	2,133,767	52,298,629
Tivity Health Inc.(a)(b)	880,265	12,341,315
Triple-S Management Corp., Class B(a)	482,259	8,617,968
U.S. Physical Therapy Inc.(b)	258,696	22,475,508
Viemed Healthcare Inc.(a)(b)	706,589	6,104,929

		1,040,967,560

Health Care Technology — 1.2%
Accolade Inc.(a)(b)	237,422	9,228,593
Allscripts Healthcare Solutions Inc.(a)(b)	3,301,963	26,877,979
Computer Programs & Systems Inc.(b)	271,122	7,485,678
Evolent Health Inc., Class A(a)(b)	1,532,941	19,023,798
Health Catalyst Inc.(a)(b)	687,261	25,153,753
HealthStream Inc.(a)(b)	526,141	10,559,650
HMS Holdings Corp.(a)(b)	1,800,293	43,117,017
Icad Inc.(a)(b)	441,012	3,885,316
Inovalon Holdings Inc., Class A(a)(b)	1,495,039	39,543,782
Inspire Medical Systems Inc.(a)(b)	535,627	69,122,664
NantHealth Inc.(a)(b)	551,395	1,290,264
NextGen Healthcare Inc.(a)	1,118,761	14,253,015
Omnicell Inc.(a)(b)	868,786	64,863,563
OptimizeRx Corp.(a)(b)	292,127	6,090,848
Phreesia Inc.(a)(b)	595,367	19,129,142
Schrodinger Inc.(a)(b)	595,387	28,286,836
Simulations Plus Inc.(b)	286,834	21,615,810
Tabula Rasa HealthCare Inc.(a)(b)	418,373	17,057,067
Vocera Communications Inc.(a)(b)	658,008	19,134,873

		445,719,648

Hotels, Restaurants & Leisure — 3.6%
Accel Entertainment Inc.(a)(b)	881,453	9,440,362
Biglari Holdings Inc., Class A(a)	1,522	742,427
Biglari Holdings Inc., Class B, NVS(a)(b)	26,818	2,387,070
BJ’s Restaurants Inc.	449,564	13,235,164
Bloomin’ Brands Inc.	1,788,344	27,308,013
Bluegreen Vacations Corp.	152,587	747,676
Bluegreen Vacations Holding Corp.	247,832	3,318,470
Boyd Gaming Corp.	1,658,809	50,908,848
Brinker International Inc.	917,587	39,199,317
Caesars Entertainment Inc.(a)	2,849,532	159,744,764
Carrols Restaurant Group Inc.(a)(b)	767,957	4,953,323

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Century Casinos Inc.(a)(b)	560,667	$3,072,455
Cheesecake Factory Inc. (The)(b)	867,259	24,057,765
Churchill Downs Inc.(b)	777,853	127,427,878
Chuy’s Holdings Inc.(a)(b)	392,655	7,688,185
Cracker Barrel Old Country Store Inc.	484,915	55,600,354
Dave & Buster’s Entertainment Inc.(b)	901,529	13,667,180
Del Taco Restaurants Inc.(a)(b)	648,604	5,318,553
Denny’s Corp.(a)(b)	1,253,817	12,538,170
Dine Brands Global Inc.	317,783	17,347,774
El Pollo Loco Holdings Inc.(a)(b)	347,162	5,624,024
Everi Holdings Inc.(a)(b)	1,696,009	13,992,074
Fiesta Restaurant Group Inc.(a)	378,186	3,543,603
GAN Ltd.(a)(b)	163,408	2,761,595
Golden Entertainment Inc.(a)(b)	336,662	4,656,035
Hilton Grand Vacations Inc.(a)(b)	1,737,700	36,456,946
International Game Technology PLC	2,027,661	22,567,867
Jack in the Box Inc.	462,988	36,719,578
Kura Sushi USA Inc., Class A(a)(b)	68,883	902,367
Lindblad Expeditions Holdings Inc.(a)(b)	534,459	4,548,246
Marriott Vacations Worldwide Corp.	827,920	75,183,415
Monarch Casino & Resort Inc.(a)(b)	254,876	11,367,470
Nathan’s Famous Inc.	60,808	3,116,410
Noodles & Co.(a)(b)	647,702	4,449,713
Papa John’s International Inc.	664,588	54,682,301
Penn National Gaming Inc.(a)(b)	3,105,118	225,742,079
PlayAGS Inc.(a)(b)	533,893	1,889,981
RCI Hospitality Holdings Inc.(b)	184,462	3,763,025
Red Robin Gourmet Burgers Inc.(a)(b)	308,848	4,064,440
Red Rock Resorts Inc., Class A(b)	1,344,082	22,983,802
Ruth’s Hospitality Group Inc.	657,187	7,268,488
Scientific Games Corp./DE, Class A(a)(b)	1,166,989	40,739,586
SeaWorld Entertainment Inc.(a)	1,035,535	20,420,750
Shake Shack Inc., Class A(a)(b)	717,790	46,283,099
Target Hospitality Corp.(a)(b)	663,226	809,136
Texas Roadhouse Inc.	1,344,449	81,729,055
Twin River Worldwide Holdings Inc.	365,439	9,600,082
Wingstop Inc.(b)	605,609	82,756,470

		1,407,325,385

Household Durables — 2.4%
Beazer Homes USA Inc.(a)(b)	573,334	7,568,009
Casper Sleep Inc.(a)(b)	505,686	3,635,882
Cavco Industries Inc.(a)	189,230	34,120,061
Century Communities Inc.(a)(b)	596,083	25,232,194
Ethan Allen Interiors Inc.	460,697	6,237,837
GoPro Inc., Class A(a)(b)	2,627,181	11,901,130
Green Brick Partners Inc.(a)(b)	478,633	7,705,991
Hamilton Beach Brands Holding Co., Class A	147,027	2,859,675
Helen of Troy Ltd.(a)(b)	515,458	99,751,432
Hooker Furniture Corp.	242,233	6,256,879
Installed Building Products Inc.(a)	467,071	47,524,474
iRobot Corp.(a)(b)	563,888	42,799,099
KB Home(b)	1,802,188	69,185,997
La-Z-Boy Inc.	906,750	28,680,503
Legacy Housing Corp.(a)(b)	158,179	2,163,889
LGI Homes Inc.(a)(b)	455,684	52,936,810
Lifetime Brands Inc.	283,781	2,681,731
Lovesac Co. (The)(a)(b)	208,538	5,778,588
M/I Homes Inc.(a)	567,524	26,134,480
MDC Holdings Inc.	1,039,119	48,942,505
Meritage Homes Corp.(a)(b)	759,236	83,812,062

36

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Purple Innovation Inc.(a)(b)	453,901	$11,283,979
Skyline Champion Corp.(a)(b)	1,076,561	28,819,538
Sonos Inc.(a)(b)	1,643,941	24,955,024
Taylor Morrison Home Corp.(a)(b)	2,578,931	63,415,913
TopBuild Corp.(a)(b)	676,678	115,502,168
TRI Pointe Group Inc.(a)(b)	2,641,073	47,909,064
Tupperware Brands Corp.(b)	1,002,201	20,204,372
Turtle Beach Corp.(a)(b)	286,993	5,223,273
Universal Electronics Inc.(a)	282,903	10,676,759
VOXX International Corp.(a)	394,595	3,034,436

		946,933,754

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	201,667	8,052,563
Central Garden & Pet Co., Class A, NVS(a)	803,195	29,027,467
Oil-Dri Corp. of America	103,593	3,705,522
WD-40 Co.(b)	279,391	52,891,510

		93,677,062

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(a)(b)	1,687,995	3,308,470
Brookfield Renewable Corp., Class A(b)	1,399,046	81,984,095
Clearway Energy Inc., Class A	735,183	18,159,020
Clearway Energy Inc., Class C	1,638,657	44,178,193
Ormat Technologies Inc.(b)	811,448	47,964,691
Sunnova Energy International Inc.(a)(b)	1,090,560	33,163,930

		228,758,399

Industrial Conglomerates — 0.0%
Raven Industries Inc.	725,369	15,609,941

Insurance — 2.4%
Ambac Financial Group Inc.(a)(b)	919,742	11,745,105
American Equity Investment Life Holding Co.	1,858,972	40,878,794
AMERISAFE Inc.	390,858	22,419,615
Argo Group International Holdings Ltd.	660,872	22,753,823
BRP Group Inc., Class A(a)(b)	690,694	17,205,188
Citizens Inc./TX(a)(b)	1,012,846	5,611,167
CNO Financial Group Inc.	2,899,305	46,504,852
Crawford & Co., Class A, NVS	382,951	2,504,500
Donegal Group Inc., Class A	241,590	3,399,171
eHealth Inc.(a)(b)	521,150	41,170,850
Employers Holdings Inc.	568,761	17,205,020
Enstar Group Ltd.(a)(b)	245,375	39,628,063
FBL Financial Group Inc., Class A	194,966	9,397,361
FedNat Holding Co.	245,730	1,553,014
Genworth Financial Inc., Class A(a)(b)	10,317,506	34,563,645
Goosehead Insurance Inc., Class A	263,785	22,841,143
Greenlight Capital Re Ltd., Class A(a)(b)	572,134	3,850,462
HCI Group Inc.	123,625	6,093,476
Heritage Insurance Holdings Inc.	534,212	5,406,225
Horace Mann Educators Corp.	840,953	28,087,830
Independence Holding Co.	100,442	3,787,668
Investors Title Co.	28,543	3,712,303
James River Group Holdings Ltd.	622,556	27,722,419
Kinsale Capital Group Inc.(b)	432,571	82,266,353
MBIA Inc.(a)(b)	1,080,293	6,546,576
National General Holdings Corp.	1,394,594	47,067,547
National Western Life Group Inc., Class A	52,954	9,678,403
NI Holdings Inc.(a)	194,051	3,277,521
Palomar Holdings Inc.(a)(b)	414,359	43,192,782
ProAssurance Corp.	1,081,281	16,911,235

Security	Shares	Value

Insurance (continued)
ProSight Global Inc.(a)(b)	223,362	$2,532,925
Protective Insurance Corp., Class B, NVS	190,481	2,501,016
RLI Corp.	810,217	67,839,469
Safety Insurance Group Inc.	298,656	20,634,143
Selective Insurance Group Inc.	1,209,634	62,284,055
Selectquote Inc.(a)	649,772	13,157,883
State Auto Financial Corp.	377,769	5,198,101
Stewart Information Services Corp.	536,395	23,456,553
Third Point Reinsurance Ltd.(a)	1,689,273	11,740,447
Tiptree Inc.	572,428	2,833,519
Trean Insurance Group Inc.(a)	219,880	3,353,170
Trupanion Inc.(a)(b)	595,540	46,988,106
United Fire Group Inc.	439,606	8,932,794
United Insurance Holdings Corp.	406,776	2,465,063
Universal Insurance Holdings Inc.	554,785	7,678,224
Vericity Inc.	41,481	423,106
Watford Holdings Ltd.(a)	349,003	8,006,129

		917,006,814

Interactive Media & Services — 0.3%
Cargurus Inc.(a)(b)	1,764,445	38,164,945
Cars.com Inc.(a)(b)	1,404,062	11,344,821
DHI Group Inc.(a)	1,026,804	2,320,577
Eventbrite Inc., Class A(a)(b)	1,322,758	14,351,924
EverQuote Inc., Class A(a)(b)	283,898	10,969,819
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,457,890	2,522,150
QuinStreet Inc.(a)(b)	963,987	15,269,554
TrueCar Inc.(a)(b)	2,164,762	10,823,810
Yelp Inc.(a)(b)	1,464,877	29,429,379

		135,196,979

Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com Inc., Class A(a)(b)	509,456	12,705,833
CarParts.com Inc.(a)	478,910	5,177,017
Duluth Holdings Inc., Class B(a)(b)	211,115	2,579,825
Groupon Inc.(a)	478,598	9,763,399
Lands’ End Inc.(a)(b)	236,612	3,083,054
Liquidity Services Inc.(a)(b)	573,879	4,281,137
Magnite Inc.(a)	2,153,524	14,956,224
Overstock.com Inc.(a)(b)	872,804	63,409,211
PetMed Express Inc.	397,473	12,568,096
Quotient Technology Inc.(a)(b)	1,740,857	12,847,525
RealReal Inc. (The)(a)(b)	1,275,435	18,455,545
Shutterstock Inc.	446,978	23,260,735
Stamps.com Inc.(a)(b)	347,631	83,761,690
Stitch Fix Inc., Class A(a)(b)	1,149,672	31,190,601
Waitr Holdings Inc.(a)(b)	1,682,558	5,417,837

		303,457,729

IT Services — 2.0%
Brightcove Inc.(a)(b)	810,082	8,295,240
Cardtronics PLC, Class A(a)(b)	729,116	14,436,497
Cass Information Systems Inc.	294,417	11,847,340
Conduent Inc.(a)(b)	3,468,148	11,028,711
CSG Systems International Inc.	667,611	27,338,670
Endurance International Group Holdings Inc.(a)(b)	1,353,709	7,770,290
EVERTEC Inc.	1,228,795	42,651,474
Evo Payments Inc., Class A(a)(b)	831,623	20,665,832
ExlService Holdings Inc.(a)	686,388	45,281,016
GreenSky Inc., Class A(a)(b)	1,281,861	5,691,463
Grid Dynamics Holdings Inc.(a)	459,380	3,551,007
GTT Communications Inc.(a)(b)	652,384	3,366,301

37

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Hackett Group Inc. (The)	531,008	$5,936,669
I3 Verticals Inc., Class A(a)(b)	307,132	7,755,083
Information Services Group Inc.(a)	702,928	1,483,178
International Money Express Inc.(a)(b)	470,755	6,762,396
KBR Inc.	2,910,585	65,080,681
Limelight Networks Inc.(a)(b)	2,422,939	13,956,129
LiveRamp Holdings Inc.(a)(b)	1,310,889	67,864,724
ManTech International Corp./VA, Class A	555,213	38,243,071
MAXIMUS Inc.	1,250,105	85,519,683
MoneyGram International Inc.(a)(b)	1,183,849	3,344,373
NIC Inc.	1,344,526	26,487,162
Paysign Inc.(a)(b)	643,003	3,652,257
Perficient Inc.(a)(b)	664,368	28,395,088
Perspecta Inc.	2,845,631	55,347,523
PFSweb Inc.(a)	284,419	1,902,763
Priority Technology Holdings Inc.(a)(b)	131,435	414,677
Rackspace Technology Inc.(a)	690,173	13,313,437
Replay Holding Corp.(a)(b)	1,218,335	28,630,873
ServiceSource International Inc.(a)	1,687,068	2,479,990
StarTek Inc.(a)(b)	326,370	1,713,443
Sykes Enterprises Inc.(a)(b)	799,492	27,350,621
TTEC Holdings Inc.	370,976	20,236,741
Tucows Inc., Class A(a)(b)	191,575	13,199,518
Unisys Corp.(a)(b)	1,248,809	13,324,792
Verra Mobility Corp.(a)(b)	2,729,379	26,365,801
Virtusa Corp.(a)(b)	598,358	29,415,279

		790,099,793

Leisure Products — 0.7%
Acushnet Holdings Corp.(b)	700,969	23,559,568
American Outdoor Brands Inc.(a)(b)	282,091	3,675,646
Callaway Golf Co.(b)	1,907,440	36,508,402
Clarus Corp.(b)	467,409	6,599,815
Escalade Inc.	226,227	4,137,692
Johnson Outdoors Inc., Class A(b)	105,597	8,647,338
Malibu Boats Inc., Class A(a)(b)	418,979	20,764,599
Marine Products Corp.	151,711	2,372,760
MasterCraft Boat Holdings Inc.(a)(b)	389,093	6,805,236
Nautilus Inc.(a)(b)	600,462	10,303,928
Smith & Wesson Brands Inc.(b)	1,112,361	17,263,843
Sturm Ruger & Co. Inc.	344,086	21,044,300
Vista Outdoor Inc.(a)	1,189,272	23,999,509
YETI Holdings Inc.(a)(b)	1,634,070	74,056,052

		259,738,688

Life Sciences Tools & Services — 0.7%
Champions Oncology Inc.(a)(b)	126,757	1,172,502
ChromaDex Corp.(a)(b)	840,939	3,372,165
Codexis Inc.(a)(b)	1,110,963	13,042,706
Fluidigm Corp.(a)(b)	1,439,788	10,697,625
Harvard Bioscience Inc.(a)	744,053	2,239,600
Luminex Corp.	879,016	23,074,170
Medpace Holdings Inc.(a)(b)	558,565	62,419,639
NanoString Technologies Inc.(a)(b)	773,127	34,558,777
NeoGenomics Inc.(a)(b)	2,108,661	77,788,504
Pacific Biosciences of California Inc.(a)(b)	3,410,855	33,665,139
Personalis Inc.(a)(b)	482,893	10,464,291
Quanterix Corp.(a)(b)	428,402	14,454,283

		286,949,401

Machinery — 3.6%
Alamo Group Inc.	197,955	21,385,079

Security	Shares	Value

Machinery (continued)
Albany International Corp., Class A	627,635	$31,074,209
Altra Industrial Motion Corp.(b)	1,318,839	48,757,478
Astec Industries Inc.	450,237	24,425,357
Barnes Group Inc.	958,943	34,272,623
Blue Bird Corp.(a)(b)	341,544	4,153,175
Chart Industries Inc.(a)(b)	737,983	51,858,065
CIRCOR International Inc.(a)(b)	406,311	11,112,606
Columbus McKinnon Corp./NY(b)	470,316	15,567,460
Douglas Dynamics Inc.	460,847	15,760,967
Eastern Co. (The)	103,272	2,015,869
Energy Recovery Inc.(a)(b)	789,054	6,470,243
Enerpac Tool Group Corp.	1,105,568	20,795,734
EnPro Industries Inc.	421,028	23,750,189
ESCO Technologies Inc.	522,312	42,077,455
Evoqua Water Technologies Corp.(a)(b)	1,861,921	39,509,964
ExOne Co. (The)(a)(b)	224,618	2,744,832
Federal Signal Corp.	1,225,492	35,845,641
Franklin Electric Co. Inc.	942,593	55,452,746
Gencor Industries Inc.(a)	188,229	2,076,166
Gorman-Rupp Co. (The)	357,051	10,518,722
Graham Corp.	190,271	2,429,761
Greenbrier Companies Inc. (The)	656,116	19,289,810
Helios Technologies Inc.(b)	632,828	23,034,939
Hillenbrand Inc.	1,516,423	43,005,756
Hurco Companies Inc.	124,476	3,535,118
Hyster-Yale Materials Handling Inc.	208,731	7,754,357
John Bean Technologies Corp.(b)	640,399	58,846,264
Kadant Inc.(b)	233,263	25,570,290
Kennametal Inc.	1,699,423	49,181,302
LB Foster Co., Class A(a)	204,390	2,742,914
Lindsay Corp.	221,681	21,432,119
Luxfer Holdings PLC	596,218	7,482,536
Lydall Inc.(a)(b)	347,859	5,753,588
Manitowoc Co. Inc. (The)(a)(b)	666,382	5,604,273
Mayville Engineering Co. Inc.(a)(b)	174,217	1,601,054
Meritor Inc.(a)(b)	1,414,321	29,615,882
Miller Industries Inc./TN	213,980	6,541,369
Mueller Industries Inc.	1,141,431	30,887,123
Mueller Water Products Inc., Class A	3,169,224	32,928,237
Navistar International Corp.(a)(b)	1,020,496	44,432,396
NN Inc.	852,396	4,398,363
Omega Flex Inc.	61,020	9,563,054
Park-Ohio Holdings Corp.	202,929	3,261,069
Proto Labs Inc.(a)(b)	546,867	70,819,277
RBC Bearings Inc.(a)(b)	503,393	61,016,266
REV Group Inc.	562,978	4,441,896
Rexnord Corp.	2,488,191	74,247,619
Shyft Group Inc. (The)	689,626	13,020,139
SPX Corp.(a)(b)	878,718	40,754,941
SPX FLOW Inc.(a)(b)	868,909	37,206,683
Standex International Corp.	247,771	14,668,043
Tennant Co.	373,166	22,524,300
Terex Corp.	1,368,239	26,489,107
TriMas Corp.(a)(b)	883,247	20,138,032
Wabash National Corp.	1,071,152	12,810,978
Watts Water Technologies Inc., Class A	561,083	56,192,462
Welbilt Inc.(a)(b)	2,656,842	16,366,147

		1,409,212,044

Marine — 0.1%
Costamare Inc.	1,036,413	6,291,027

38

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
Eagle Bulk Shipping Inc.(a)(b)	154,142	$2,523,304
Genco Shipping & Trading Ltd.(b)	367,620	2,536,578
Matson Inc.	874,407	35,054,977
Pangaea Logistics Solutions Ltd.	221,101	572,652
Safe Bulkers Inc.(a)(b)	1,032,108	1,063,071
Scorpio Bulkers Inc.	174,293	2,467,989

		50,509,598

Media — 0.7%
AMC Networks Inc., Class A(a)(b)	789,255	19,502,491
Boston Omaha Corp., Class A(a)(b)	246,031	3,936,496
Cardlytics Inc.(a)(b)	534,995	37,754,597
Central European Media Enterprises Ltd., Class A(a)(b)	1,776,913	7,445,265
comScore Inc.(a)(b)	1,198,603	2,445,150
Daily Journal Corp.(a)(b)	23,376	5,656,992
Emerald Holding Inc.	514,629	1,049,843
Entercom Communications Corp., Class A	2,366,709	3,810,402
Entravision Communications Corp., Class A	1,249,014	1,898,501
EW Scripps Co. (The), Class A, NVS	1,170,673	13,392,499
Fluent Inc.(a)	856,099	2,123,126
Gannett Co. Inc.	2,416,838	3,141,889
Gray Television Inc.(a)(b)	1,792,727	24,685,851
Hemisphere Media Group Inc.(a)(b)	309,969	2,693,631
Iheartmedia Inc., Class A(a)(b)	1,213,296	9,851,964
Loral Space & Communications Inc.	247,544	4,530,055
Meredith Corp.	805,098	10,562,886
MSG Networks Inc., Class A(a)(b)	805,845	7,711,937
National CineMedia Inc.	1,285,632	3,490,491
Saga Communications Inc., Class A	89,683	1,782,898
Scholastic Corp., NVS	587,809	12,338,111
Sinclair Broadcast Group Inc., Class A	896,119	17,232,368
TechTarget Inc.(a)(b)	475,372	20,897,353
TEGNA Inc.	4,483,461	52,680,667
Tribune Publishing Co.	320,155	3,733,007
WideOpenWest Inc.(a)(b)	1,118,026	5,802,555

		280,151,025

Metals & Mining — 1.5%
Alcoa Corp.(a)(b)	3,821,967	44,449,476
Allegheny Technologies Inc.(a)(b)	2,586,057	22,550,417
Arconic Corp.(a)	2,035,293	38,772,332
Caledonia Mining Corp. PLC	235,377	3,999,055
Carpenter Technology Corp.	964,183	17,509,563
Century Aluminum Co.(a)(b)	1,020,569	7,266,451
Cleveland-Cliffs Inc.(b)	8,072,484	51,825,347
Coeur Mining Inc.(a)(b)	4,947,927	36,515,701
Commercial Metals Co.	2,420,758	48,366,745
Compass Minerals International Inc.	698,361	41,447,726
Ferroglobe PLC(a)(c)	1,289,900	13
Gold Resource Corp.(b)	1,343,204	4,580,326
Haynes International Inc.	255,651	4,369,076
Hecla Mining Co.(b)	10,593,182	53,813,365
Kaiser Aluminum Corp.	320,395	17,169,968
Materion Corp.	413,607	21,519,972
NovaGold Resources Inc.(a)(b)	4,864,045	57,833,495
Olympic Steel Inc.	189,823	2,156,389
Ryerson Holding Corp.(a)(b)	351,000	2,011,230
Schnitzer Steel Industries Inc., Class A	538,487	10,355,105
SunCoke Energy Inc.	1,686,841	5,768,996
TimkenSteel Corp.(a)(b)	928,646	3,296,693

Security	Shares	Value

Metals & Mining (continued)
United States Steel Corp.(b)	4,471,856	$32,823,423
Warrior Met Coal Inc.	1,071,888	18,307,847
Worthington Industries Inc.	744,865	30,375,595

		577,084,306

Mortgage Real Estate Investment — 1.3%
Anworth Mortgage Asset Corp.	2,021,464	3,315,201
Apollo Commercial Real Estate Finance Inc.	3,028,606	27,287,740
Arbor Realty Trust Inc.	2,163,341	24,813,521
Ares Commercial Real Estate Corp.	621,143	5,677,247
Arlington Asset Investment Corp., Class A	700,668	1,989,897
ARMOUR Residential REIT Inc.	1,291,419	12,281,395
Blackstone Mortgage Trust Inc., Class A	2,814,911	61,843,595
Broadmark Realty Capital Inc.	2,630,187	25,933,644
Capstead Mortgage Corp.	1,918,839	10,783,875
Cherry Hill Mortgage Investment Corp.	332,575	2,986,523
Chimera Investment Corp.	3,916,279	32,113,488
Colony Credit Real Estate Inc.	1,762,490	8,653,826
Dynex Capital Inc.	453,396	6,896,153
Ellington Financial Inc.	864,187	10,594,933
Ellington Residential Mortgage REIT	184,495	2,047,894
Granite Point Mortgage Trust Inc.	1,106,664	7,846,248
Great Ajax Corp.	437,906	3,630,241
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,483,338	62,700,697
Invesco Mortgage Capital Inc.(b)	3,694,423	10,011,886
KKR Real Estate Finance Trust Inc.	584,764	9,666,149
Ladder Capital Corp.	2,142,411	15,253,966
MFA Financial Inc.	9,262,834	24,824,395
New York Mortgage Trust Inc.	7,730,955	19,713,935
Orchid Island Capital Inc.	1,329,285	6,659,718
PennyMac Mortgage Investment Trust	2,025,602	32,551,424
Ready Capital Corp.	839,265	9,399,768
Redwood Trust Inc.	2,348,336	17,659,487
TPG RE Finance Trust Inc.	1,219,936	10,320,659
Two Harbors Investment Corp.	5,580,739	28,405,962
Western Asset Mortgage Capital Corp.	1,028,333	2,097,799

		497,961,266

Multi-Utilities — 0.5%
Avista Corp.	1,377,818	47,011,150
Black Hills Corp.	1,286,254	68,801,726
NorthWestern Corp.	1,038,807	50,527,573
Unitil Corp.	308,262	11,911,244

		178,251,693

Multiline Retail — 0.2%
Big Lots Inc.(b)	802,239	35,779,859
Dillard’s Inc., Class A(b)	155,384	5,674,624
Macy’s Inc.(b)	6,397,795	36,467,432

		77,921,915

Oil, Gas & Consumable Fuels — 1.4%
Adams Resources & Energy Inc.	39,599	788,020
Antero Resources Corp.(a)(b)	4,934,771	13,570,620
Arch Resources Inc.	314,501	13,360,002
Ardmore Shipping Corp.	685,835	2,441,573
Berry Corp.	1,450,724	4,598,795
Bonanza Creek Energy Inc.(a)(b)	380,921	7,161,315
Brigham Minerals Inc., Class A	719,616	6,418,975
Clean Energy Fuels Corp.(a)(b)	2,656,662	6,588,522
CNX Resources Corp.(a)(b)	4,527,931	42,743,669
Comstock Resources Inc.(a)	492,531	2,157,286

39

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy Inc.(a)(b)	552,200	$2,446,246
Contango Oil & Gas Co.(a)(b)	1,920,445	2,573,396
CVR Energy Inc.	619,056	7,663,913
Delek U.S. Holdings Inc.	1,302,028	14,491,572
DHT Holdings Inc.	2,322,972	11,986,536
Diamond S Shipping Inc.(a)(b)	551,581	3,789,361
Dorian LPG Ltd.(a)(b)	729,381	5,842,342
Earthstone Energy Inc., Class A(a)(b)	382,233	989,983
Energy Fuels Inc./Canada(a)(b)	2,365,985	3,974,855
Evolution Petroleum Corp.	688,723	1,542,740
Falcon Minerals Corp.	907,166	2,213,485
Frontline Ltd./Bermuda	2,419,654	15,727,751
Golar LNG Ltd.(a)	1,884,344	11,409,703
Goodrich Petroleum Corp.(a)(b)	167,116	1,285,122
Green Plains Inc.(a)	691,327	10,701,742
Gulfport Energy Corp.(a)(b)	3,261,180	1,718,968
International Seaways Inc.	487,452	7,121,674
Kosmos Energy Ltd.	8,059,742	7,863,084
Magnolia Oil & Gas Corp., Class A(a)(b)	2,527,098	13,065,097
Matador Resources Co.(a)(b)	2,249,993	18,584,942
Montage Resources Corp.(a)(b)	429,560	1,885,768
NACCO Industries Inc., Class A	68,183	1,241,612
NextDecade Corp.(a)(b)	413,071	1,230,952
Nordic American Tankers Ltd.(b)	2,937,626	10,252,315
Overseas Shipholding Group Inc., Class A(a)(b)	1,273,328	2,724,922
Ovintiv Inc.	5,348,245	43,641,679
Par Pacific Holdings Inc.(a)	789,789	5,346,872
PBF Energy Inc., Class A	1,965,617	11,184,361
PDC Energy Inc.(a)(b)	2,029,918	25,160,834
Peabody Energy Corp.	1,404,082	3,229,389
Penn Virginia Corp.(a)(b)	267,848	2,638,303
PetroCorp Inc. Escrow(a)(c)	26,106	0	(e)
PrimeEnergy Resources Corp.(a)(b)	10,437	690,929
Range Resources Corp.(b)	4,373,565	28,953,000
Renewable Energy Group Inc.(a)(b)	771,572	41,217,376
REX American Resources Corp.(a)	118,422	7,769,667
Scorpio Tankers Inc.(b)	1,038,921	11,500,855
SFL Corp. Ltd.	1,954,537	14,639,482
SM Energy Co.	2,421,956	3,850,910
Southwestern Energy Co.(a)(b)	12,238,258	28,759,906
Talos Energy Inc.(a)(b)	231,711	1,494,536
Tellurian Inc.(a)(b)	3,052,261	2,432,042
Uranium Energy Corp.(a)(b)	3,643,037	3,631,379
W&T Offshore Inc.(a)(b)	1,910,046	3,438,083
Whiting Petroleum Corp.(a)	23,307	402,978
World Fuel Services Corp.	1,271,471	26,942,470

		529,081,909

Paper & Forest Products — 0.5%
Boise Cascade Co.	797,370	31,831,010
Clearwater Paper Corp.(a)(b)	322,916	12,251,433
Domtar Corp.	1,122,465	29,487,156
Glatfelter Corp.	886,818	12,211,484
Louisiana-Pacific Corp.	2,305,987	68,049,676
Neenah Inc.	340,588	12,761,832
Schweitzer-Mauduit International Inc.	633,043	19,238,177
Verso Corp., Class A	634,058	5,002,718

		190,833,486

Personal Products — 0.4%
BellRing Brands Inc., Class A(a)(b)	812,287	16,846,832

Security	Shares	Value

Personal Products (continued)
Edgewell Personal Care Co.(a)(b)	1,113,227	$31,036,769
elf Beauty Inc.(a)(b)	919,342	16,888,312
Inter Parfums Inc.	362,705	13,547,032
Lifevantage Corp.(a)(b)	253,528	3,060,083
Medifast Inc.	230,840	37,961,638
Nature’s Sunshine Products Inc.(a)(b)	152,939	1,769,504
Revlon Inc., Class A(a)(b)	157,106	992,910
USANA Health Sciences Inc.(a)(b)	236,083	17,387,513
Veru Inc.(a)(b)	1,060,014	2,777,237

		142,267,830

Pharmaceuticals — 2.0%
AcelRx Pharmaceuticals Inc.(a)(b)	1,573,180	2,233,916
Aerie Pharmaceuticals Inc.(a)(b)	763,093	8,981,605
Agile Therapeutics Inc.(a)(b)	1,374,718	4,179,143
AMAG Pharmaceuticals Inc.(a)(b)	637,900	5,996,260
Amneal Pharmaceuticals Inc.(a)(b)	1,979,084	7,678,846
Amphastar Pharmaceuticals Inc.(a)(b)	740,744	13,888,950
ANI Pharmaceuticals Inc.(a)(b)	201,854	5,694,301
Aquestive Therapeutics Inc.(a)(b)	386,904	1,878,419
Arvinas Inc.(a)(b)	598,283	14,125,462
Avenue Therapeutics Inc.(a)(b)	120,571	1,305,784
Axsome Therapeutics Inc.(a)(b)	566,971	40,396,684
Aytu BioScience Inc.(a)(b)	482,768	574,494
BioDelivery Sciences International Inc.(a)(b)	1,795,756	6,698,170
Cara Therapeutics Inc.(a)(b)	860,646	10,951,720
Cassava Sciences Inc.(a)(b)	473,397	5,448,799
Cerecor Inc.(a)(b)	611,875	1,392,016
Chiasma Inc.(a)(b)	1,008,423	4,336,219
Collegium Pharmaceutical Inc.(a)(b)	701,654	14,608,436
Corcept Therapeutics Inc.(a)(b)	1,962,750	34,161,664
CorMedix Inc.(a)(b)	530,150	3,196,805
Cymabay Therapeutics Inc.(a)(b)	1,417,088	10,259,717
Durect Corp.(a)(b)	4,130,383	7,062,955
Eloxx Pharmaceuticals Inc.(a)(b)	511,289	1,344,690
Endo International PLC(a)(b)	4,619,870	15,245,571
Eton Pharmaceuticals Inc.(a)(b)	286,501	2,263,358
Evofem Biosciences Inc.(a)(b)	1,547,171	3,651,324
Evolus Inc.(a)(b)	470,866	1,841,086
Fulcrum Therapeutics Inc.(a)(b)	256,514	2,034,156
Harrow Health Inc.(a)(b)	437,853	2,447,598
IMARA Inc.(a)(b)	104,423	2,123,964
Innoviva Inc.(a)(b)	1,281,539	13,392,083
Intersect ENT Inc.(a)(b)	664,279	10,834,390
Intra-Cellular Therapies Inc.(a)	1,341,672	34,427,304
Kala Pharmaceuticals Inc.(a)(b)	792,794	5,945,955
Kaleido Biosciences Inc.(a)(b)	231,752	2,565,495
Lannett Co. Inc.(a)(b)	682,033	4,167,222
Liquidia Technologies Inc.(a)(b)	528,644	2,600,928
Lyra Therapeutics Inc.(a)	84,672	946,633
Mallinckrodt PLC(a)(b)	1,769,473	1,722,228
Marinus Pharmaceuticals Inc.(a)(b)	496,519	6,380,269
MyoKardia Inc.(a)(b)	1,037,953	141,504,132
NGM Biopharmaceuticals Inc.(a)(b)	501,032	7,971,419
Ocular Therapeutix Inc.(a)(b)	1,228,648	9,350,011
Odonate Therapeutics Inc.(a)(b)	271,538	3,646,755
Omeros Corp.(a)(b)	1,207,319	12,199,959
Optinose Inc.(a)(b)	639,476	2,493,956
Osmotica Pharmaceuticals PLC(a)(b)	250,379	1,354,550
Pacira BioSciences Inc.(a)(b)	857,204	51,535,104
Paratek Pharmaceuticals Inc.(a)(b)	819,260	4,432,197

40

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Phathom Pharmaceuticals Inc.(a)(b)	228,950	$8,395,597
Phibro Animal Health Corp., Class A	430,236	7,486,106
Pliant Therapeutics Inc.(a)	203,955	4,619,581
Prestige Consumer Healthcare Inc.(a)	1,026,090	37,370,198
Provention Bio Inc.(a)(b)	971,405	12,463,126
Recro Pharma Inc.(a)(b)	410,074	861,155
Relmada Therapeutics Inc.(a)(b)	291,016	10,948,022
Revance Therapeutics Inc.(a)(b)	1,288,714	32,398,270
Satsuma Pharmaceuticals Inc.(a)(b)	189,528	737,264
scPharmaceuticals Inc.(a)	105,925	789,141
SIGA Technologies Inc.(a)(b)	1,085,195	7,455,290
Strongbridge Biopharma PLC(a)(b)	816,422	1,714,486
Supernus Pharmaceuticals Inc.(a)(b)	997,731	20,792,714
TherapeuticsMD Inc.(a)(b)	4,851,730	7,665,733
Theravance Biopharma Inc.(a)(b)	942,343	13,932,541
Tricida Inc.(a)(b)	586,405	5,312,829
Verrica Pharmaceuticals Inc.(a)(b)	284,297	2,200,459
VYNE Therapeutics Inc.(a)(b)	2,912,921	4,835,449
WaVe Life Sciences Ltd.(a)(b)	499,939	4,244,482
Xeris Pharmaceuticals Inc.(a)(b)	933,487	5,535,578
Zogenix Inc.(a)(b)	1,136,670	20,380,493

		763,611,216

Professional Services — 1.2%
Acacia Research Corp.(a)(b)	777,464	2,697,800
Akerna Corp.(a)(b)	175,470	638,711
ASGN Inc.(a)(b)	1,040,040	66,104,942
Barrett Business Services Inc.	154,876	8,121,697
BG Staffing Inc.(b)	186,371	1,578,562
CBIZ Inc.(a)(b)	1,036,169	23,697,185
CRA International Inc.	152,872	5,728,114
Exponent Inc.	1,049,797	75,616,878
Forrester Research Inc.(a)	224,310	7,355,125
Franklin Covey Co.(a)(b)	260,840	4,627,302
GP Strategies Corp.(a)(b)	263,413	2,539,301
Heidrick & Struggles International Inc.	408,285	8,022,800
Huron Consulting Group Inc.(a)(b)	459,422	18,069,067
ICF International Inc.(b)	370,594	22,802,649
Insperity Inc.	741,253	48,544,659
Kelly Services Inc., Class A, NVS	681,693	11,616,049
Kforce Inc.	399,355	12,847,250
Korn Ferry	1,148,973	33,320,217
Mastech Digital Inc.(a)(b)	81,961	1,476,118
Mistras Group Inc.(a)	287,123	1,122,651
Red Violet Inc.(a)(b)	128,659	2,375,045
Resources Connection Inc.	647,728	7,481,258
TriNet Group Inc.(a)(b)	841,380	49,910,662
TrueBlue Inc.(a)	715,247	11,079,176
Upwork Inc.(a)(b)	1,896,422	33,073,600
Willdan Group Inc.(a)(b)	212,831	5,429,319

		465,876,137

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA(a)(b)	89,397	1,132,660
American Realty Investors Inc.(a)	39,611	359,272
CTO Realty Growth Inc.	100,307	4,423,539
Cushman & Wakefield PLC(a)(b)	2,251,983	23,668,341
eXp World Holdings Inc.(a)(b)	502,133	20,256,045
Fathom Holdings Inc.(a)(b)	90,559	1,425,399
Forestar Group Inc.(a)	365,647	6,471,952
FRP Holdings Inc.(a)	133,940	5,581,280

Security	Shares	Value

Real Estate Management & Development (continued)
Griffin Industrial Realty Inc.	47,756	$2,552,558
Kennedy-Wilson Holdings Inc.	2,504,261	36,361,870
Marcus & Millichap Inc.(a)(b)	470,649	12,952,260
Maui Land & Pineapple Co. Inc.(a)(b)	126,169	1,365,148
Newmark Group Inc., Class A(b)	2,903,323	12,542,355
Rafael Holdings Inc., Class B(a)(b)	184,776	2,864,028
RE/MAX Holdings Inc., Class A	369,842	12,104,929
Realogy Holdings Corp.	2,331,793	22,012,126
Redfin Corp.(a)(b)	1,982,340	98,978,236
RMR Group Inc. (The), Class A	317,805	8,730,103
St. Joe Co. (The)(a)(b)	667,417	13,768,813
Stratus Properties Inc.(a)	117,377	2,530,648
Tejon Ranch Co.(a)(b)	414,144	5,860,138
Transcontinental Realty Investors Inc.(a)	20,869	520,264

		296,461,964

Road & Rail — 0.6%
ArcBest Corp.	513,168	15,938,998
Avis Budget Group Inc.(a)(b)	1,074,670	28,285,315
Covenant Logistics Group Inc(a)	235,678	4,122,008
Daseke Inc.(a)(b)	917,615	4,927,593
Heartland Express Inc.	991,351	18,439,129
Hertz Global Holdings Inc.(a)(b)	3,140,281	3,485,712
Marten Transport Ltd.	1,206,379	19,688,105
PAM Transportation Services Inc.(a)(b)	41,060	1,543,856
Saia Inc.(a)(b)	537,635	67,817,279
U.S. Xpress Enterprises Inc., Class A(a)(b)	446,636	3,689,213
Universal Logistics Holdings Inc.	174,020	3,630,057
Werner Enterprises Inc.	1,237,082	51,945,073

		223,512,338

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Energy Industries Inc.(a)	777,040	48,906,898
Alpha & Omega Semiconductor Ltd.(a)(b)	391,909	5,024,273
Ambarella Inc.(a)(b)	676,858	35,318,450
Amkor Technology Inc.(a)(b)	2,034,054	22,781,405
Atomera Inc.(a)(b)	338,980	3,542,341
Axcelis Technologies Inc.(a)(b)	681,588	14,994,936
AXT Inc.(a)(b)	756,080	4,627,210
Brooks Automation Inc.(b)	1,484,566	68,676,023
CEVA Inc.(a)	441,644	17,387,524
CMC Materials Inc.	591,656	84,494,393
Cohu Inc.(b)	834,598	14,338,394
CyberOptics Corp.(a)	145,115	4,620,462
Diodes Inc.(a)(b)	866,222	48,898,232
DSP Group Inc.(a)(b)	467,616	6,163,179
FormFactor Inc.(a)(b)	1,577,891	39,336,823
GSI Technology Inc.(a)	306,839	1,730,572
Ichor Holdings Ltd.(a)	448,045	9,664,331
Impinj Inc.(a)(b)	339,539	8,946,853
Lattice Semiconductor Corp.(a)(b)	2,750,235	79,646,806
MACOM Technology Solutions Holdings Inc.(a)(b)	960,019	32,650,246
Maxeon Solar Technologies Ltd.(a)(b)	198,552	3,367,448
MaxLinear Inc.(a)(b)	1,381,065	32,095,951
NeoPhotonics Corp.(a)(b)	997,243	6,073,210
NVE Corp.	103,658	5,087,535
Onto Innovation Inc.(a)(b)	971,550	28,932,759
PDF Solutions Inc.(a)(b)	606,454	11,346,754
Photronics Inc.(a)	1,282,492	12,773,620
Pixelworks Inc.(a)	740,307	1,517,629
Power Integrations Inc.	1,205,966	66,810,516

41

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Rambus Inc.(a)(b)	2,316,690	$31,715,486
Semtech Corp.(a)(b)	1,320,100	69,912,496
Silicon Laboratories Inc.(a)(b)	884,087	86,507,913
SiTime Corp.(a)(b)	186,533	15,674,368
SMART Global Holdings Inc.(a)(b)	291,827	7,978,550
SunPower Corp.(a)(b)	1,563,275	19,556,570
Synaptics Inc.(a)(b)	695,198	55,907,823
Ultra Clean Holdings Inc.(a)(b)	826,564	17,738,063
Veeco Instruments Inc.(a)(b)	987,887	11,528,641

		1,036,274,683

Software — 5.5%
8x8 Inc.(a)(b)	2,107,032	32,764,348
A10 Networks Inc.(a)(b)	1,233,611	7,858,102
ACI Worldwide Inc.(a)(b)	2,339,910	61,141,848
Agilysys Inc.(a)(b)	369,162	8,918,954
Alarm.com Holdings Inc.(a)(b)	971,649	53,683,607
Altair Engineering Inc., Class A(a)(b)	868,705	36,468,236
American Software Inc./GA, Class A	626,820	8,800,553
Appfolio Inc., Class A(a)(b)	333,820	47,339,014
Appian Corp.(a)(b)	728,802	47,189,930
Asure Software Inc.(a)(b)	198,599	1,499,422
Avaya Holdings Corp.(a)(b)	1,683,588	25,590,538
Benefitfocus Inc.(a)(b)	609,905	6,830,936
Blackbaud Inc.	1,011,272	56,459,316
Blackline Inc.(a)(b)	1,027,458	92,091,061
Bottomline Technologies DE Inc.(a)	886,715	37,383,904
Box Inc., Class A(a)(b)	2,837,732	49,263,028
Cerence Inc.(a)(b)	751,709	36,736,019
ChannelAdvisor Corp.(a)(b)	579,765	8,389,200
Cloudera Inc.(a)(b)	4,188,295	45,610,533
CommVault Systems Inc.(a)	855,376	34,899,341
Cornerstone OnDemand Inc.(a)(b)	1,241,887	45,155,011
Digimarc Corp.(a)(b)	241,217	5,386,376
Digital Turbine Inc.(a)(b)	1,684,056	55,135,993
Domo Inc., Class B(a)(b)	521,217	19,978,248
Ebix Inc.(b)	536,004	11,041,682
eGain Corp.(a)(b)	417,700	5,918,809
Envestnet Inc.(a)(b)	1,087,289	83,895,219
GTY Technology Holdings Inc.(a)(b)	899,750	2,384,338
Intelligent Systems Corp.(a)(b)	146,899	5,726,123
j2 Global Inc.(a)	919,698	63,661,496
LivePerson Inc.(a)(b)	1,261,289	65,574,415
MicroStrategy Inc., Class A(a)	157,943	23,779,898
Mimecast Ltd.(a)(b)	1,168,508	54,826,395
Mitek Systems Inc.(a)(b)	666,149	8,486,738
MobileIron Inc.(a)(b)	2,002,125	14,034,896
Model N Inc.(a)(b)	698,521	24,643,821
OneSpan Inc.(a)(b)	694,560	14,557,978
Park City Group Inc.(a)(b)	184,304	908,619
Ping Identity Holding Corp.(a)(b)	747,178	23,319,425
Progress Software Corp.	919,483	33,726,636
PROS Holdings Inc.(a)(b)	802,581	25,634,437
Q2 Holdings Inc.(a)(b)	1,012,633	92,412,888
QAD Inc., Class A(b)	242,697	10,241,813
Qualys Inc.(a)(b)	696,185	68,233,092
Rapid7 Inc.(a)(b)	1,032,381	63,223,012
Rimini Street Inc.(a)	365,779	1,177,808
Rosetta Stone Inc.(a)	482,401	14,462,382
SailPoint Technologies Holding Inc.(a)(b)	1,801,197	71,273,365
Sapiens International Corp. NV	521,655	15,952,210

Security	Shares	Value

Software (continued)
Seachange International Inc.(a)	464,902	$404,651
SecureWorks Corp., Class A(a)(b)	196,977	2,243,568
ShotSpotter Inc.(a)(b)	170,959	5,306,567
Smith Micro Software Inc.(a)(b)	678,136	2,529,447
Sprout Social Inc., Class A(a)(b)	561,275	21,609,088
SPS Commerce Inc.(a)(b)	719,061	55,993,280
SVMK Inc.(a)(b)	2,477,683	54,781,571
Synchronoss Technologies Inc.(a)(b)	862,152	2,595,078
Telenav Inc.(a)(b)	712,955	2,566,638
Tenable Holdings Inc.(a)(b)	1,420,300	53,616,325
Upland Software Inc.(a)(b)	528,538	19,925,883
Varonis Systems Inc.(a)(b)	635,347	73,331,751
Verint Systems Inc.(a)	1,309,638	63,098,359
Veritone Inc.(a)(b)	486,161	4,453,235
VirnetX Holding Corp.(b)	1,285,124	6,772,603
Workiva Inc.(a)(b)	800,741	44,649,318
Xperi Holding Corp.	2,148,305	24,684,024
Yext Inc.(a)(b)	2,075,197	31,501,490
Zix Corp.(a)(b)	1,134,016	6,622,653
Zuora Inc., Class A(a)(b)	2,054,276	21,241,214

		2,121,597,756

Specialty Retail — 2.8%
Aaron’s Inc.	1,378,442	78,088,739
Abercrombie & Fitch Co., Class A	1,274,398	17,752,364
American Eagle Outfitters Inc.	3,085,558	45,697,114
America’s Car-Mart Inc./TX(a)(b)	127,969	10,862,009
Asbury Automotive Group Inc.(a)(b)	393,893	38,384,873
At Home Group Inc.(a)(b)	1,093,338	16,247,003
Bed Bath & Beyond Inc.(b)	2,592,787	38,839,949
Boot Barn Holdings Inc.(a)(b)	581,399	16,360,568
Buckle Inc. (The)	605,500	12,346,145
Caleres Inc.	752,574	7,194,607
Camping World Holdings Inc., Class A(b)	669,856	19,928,216
Cato Corp. (The), Class A	453,231	3,544,266
Chico’s FAS Inc.	2,542,827	2,472,899
Children’s Place Inc. (The)	296,133	8,395,371
Citi Trends Inc.	202,835	5,066,818
Conn’s Inc.(a)(b)	366,719	3,879,887
Container Store Group Inc. (The)(a)(b)	359,430	2,232,060
Designer Brands Inc. , Class A	1,260,894	6,846,654
Envela Corp.(a)(b)	158,156	678,489
Express Inc.(a)(b)	1,478,100	901,641
GameStop Corp., Class A(a)(b)	1,187,603	12,113,551
Genesco Inc.(a)(b)	288,205	6,207,936
Group 1 Automotive Inc.	355,418	31,415,397
GrowGeneration Corp.(a)(b)	730,683	11,676,314
Guess? Inc.	861,257	10,007,806
Haverty Furniture Companies Inc.	341,115	7,142,948
Hibbett Sports Inc.(a)(b)	344,831	13,524,272
Hudson Ltd., Class A(a)(b)	817,302	6,211,495
Lithia Motors Inc., Class A(b)	456,397	104,031,132
Lumber Liquidators Holdings Inc.(a)(b)	591,788	13,048,925
MarineMax Inc.(a)(b)	427,960	10,985,733
Michaels Companies Inc. (The)(a)(b)	1,518,813	14,664,140
Monro Inc.(b)	675,193	27,392,580
Murphy USA Inc.(a)	564,484	72,406,363
National Vision Holdings Inc.(a)(b)	1,645,321	62,917,075
ODP Corp. (The)	1,073,106	20,871,912
OneWater Marine Inc., Class A(a)	110,440	2,262,916
Rent-A-Center Inc./TX	988,927	29,559,028

42

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
RH(a)(b)	317,532	$121,494,094
Sally Beauty Holdings Inc.(a)(b)	2,306,009	20,039,218
Shoe Carnival Inc.(b)	192,394	6,460,591
Signet Jewelers Ltd.	1,065,294	19,920,998
Sleep Number Corp.(a)(b)	553,078	27,051,045
Sonic Automotive Inc., Class A	487,396	19,573,823
Sportsman’s Warehouse Holdings Inc.(a)(b)	872,631	12,487,350
Tilly’s Inc., Class A	457,462	2,758,496
Urban Outfitters Inc.(a)(b)	1,410,791	29,358,561
Winmark Corp.	60,917	10,488,689
Zumiez Inc.(a)(b)	426,729	11,871,601

		1,073,663,661

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	2,448,254	12,020,927
Avid Technology Inc.(a)(b)	635,921	5,443,484
Diebold Nixdorf Inc.(a)	1,413,859	10,801,883
Eastman Kodak Co.(a)(b)	343,620	3,030,728
Immersion Corp.(a)(b)	352,861	2,487,670
Intevac Inc.(a)(b)	407,819	2,247,083
Quantum Corp.(a)(b)	593,140	2,728,444
Super Micro Computer Inc.(a)(b)	929,201	24,530,906

		63,291,125

Textiles, Apparel & Luxury Goods — 0.9%
Crocs Inc.(a)(b)	1,363,621	58,267,525
Deckers Outdoor Corp.(a)(b)	570,094	125,426,381
Fossil Group Inc.(a)(b)	984,241	5,649,543
G-III Apparel Group Ltd.(a)(b)	921,363	12,079,069
Kontoor Brands Inc.(a)	1,052,758	25,476,744
Lakeland Industries Inc.(a)(b)	156,447	3,097,651
Movado Group Inc.	319,687	3,177,689
Oxford Industries Inc.	333,894	13,475,962
Rocky Brands Inc.	140,321	3,484,170
Steven Madden Ltd.	1,679,666	32,753,487
Superior Group of Companies Inc.	219,772	5,105,303
Unifi Inc.(a)(b)	271,270	3,483,107
Vera Bradley Inc.(a)	437,072	2,670,510
Wolverine World Wide Inc.(b)	1,631,711	42,163,412

		336,310,553

Thrifts & Mortgage Finance — 1.6%
Axos Financial Inc.(a)(b)	1,176,171	27,416,546
Bogota Financial Corp.(a)(b)	128,727	980,900
Bridgewater Bancshares Inc.(a)(b)	413,420	3,923,356
Capitol Federal Financial Inc.	2,709,794	25,106,241
Columbia Financial Inc.(a)(b)	1,011,468	11,227,295
ESSA Bancorp. Inc.	200,605	2,473,460
Essent Group Ltd.	2,242,963	83,012,061
Federal Agricultural Mortgage Corp., Class C, NVS	185,954	11,837,832
Flagstar Bancorp. Inc.(b)	868,300	25,727,729
FS Bancorp. Inc.	70,919	2,907,679
Greene County Bancorp. Inc.	69,775	1,513,420
Hingham Institution For Savings (The)	27,589	5,076,376
Home Bancorp. Inc.	158,056	3,817,052
HomeStreet Inc.	440,933	11,358,434
Kearny Financial Corp./MD	1,675,601	12,081,083
Luther Burbank Corp.	389,415	3,251,615
Merchants Bancorp./IN(b)	193,972	3,823,188
Meridian Bancorp. Inc.	971,357	10,053,545
Meta Financial Group Inc.	674,454	12,963,006
MMA Capital Holdings Inc.(a)(b)	81,149	1,826,664

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Mr Cooper Group Inc.(a)(b)	1,565,258	$34,936,559
NMI Holdings Inc., Class A(a)(b)	1,680,611	29,914,876
Northfield Bancorp. Inc.	889,499	8,112,231
Northwest Bancshares Inc.	2,402,788	22,105,650
Oconee Federal Financial Corp.	17,434	380,061
OP Bancorp	278,993	1,595,840
PCSB Financial Corp.	281,586	3,398,743
PennyMac Financial Services Inc.	867,123	50,397,189
Pioneer Bancorp. Inc./NY(a)(b)	224,651	1,994,901
Ponce de Leon Federal Bank(a)(b)	169,135	1,491,771
Premier Financial Corp.	754,277	11,747,864
Provident Bancorp Inc.	165,942	1,292,688
Provident Financial Holdings Inc.	117,536	1,398,678
Provident Financial Services Inc.	1,460,617	17,819,527
Prudential Bancorp. Inc.	172,688	1,820,131
Radian Group Inc.	3,920,022	57,271,521
Riverview Bancorp. Inc.	491,340	2,039,061
Security National Financial Corp., Class A(a)	143,766	920,102
Southern Missouri Bancorp. Inc.	160,867	3,793,244
Standard AVB Financial Corp.	70,612	2,305,482
Sterling Bancorp Inc./MI	340,736	1,025,615
Territorial Bancorp. Inc.	148,064	2,995,335
Timberland Bancorp. Inc./WA	148,888	2,679,984
TrustCo Bank Corp. NY	1,979,774	10,334,420
Walker & Dunlop Inc.	578,862	30,679,686
Washington Federal Inc.	1,542,113	32,168,477
Waterstone Financial Inc.	474,289	7,346,737
Western New England Bancorp Inc.	506,220	2,850,019
WSFS Financial Corp.	1,006,782	27,152,910

		632,346,784

Tobacco — 0.1%
Turning Point Brands Inc.(b)	239,628	6,685,621
Universal Corp./VA	495,806	20,764,355
Vector Group Ltd.	2,873,959	27,848,663

		55,298,639

Trading Companies & Distributors — 1.4%
Alta Equipment Group Inc.(a)	356,140	2,788,576
Applied Industrial Technologies Inc.	790,038	43,531,094
Beacon Roofing Supply Inc.(a)(b)	1,113,888	34,608,500
BMC Stock Holdings Inc.(a)(b)	1,374,914	58,887,567
CAI International Inc.(b)	342,932	9,440,918
DXP Enterprises Inc./TX(a)	351,555	5,670,582
EVI Industries Inc.(a)(b)	106,209	2,826,221
Foundation Building Materials Inc.(a)(b)	436,747	6,865,663
GATX Corp.(b)	711,418	45,352,897
General Finance Corp.(a)(b)	259,312	1,641,445
GMS Inc.(a)	845,304	20,371,826
H&E Equipment Services Inc.	645,445	12,689,449
Herc Holdings Inc.(a)(b)	492,219	19,496,795
Lawson Products Inc./DE(a)	94,908	3,894,075
MRC Global Inc.(a)(b)	1,589,188	6,801,725
Nesco Holding Inc.(a)(b)	241,406	1,001,835
NOW Inc.(a)	2,220,542	10,081,261
Rush Enterprises Inc., Class A	553,369	27,967,269
Rush Enterprises Inc., Class B	97,269	4,309,017
SiteOne Landscape Supply Inc.(a)(b)	898,467	109,568,051
Systemax Inc.	271,237	6,493,414
Textainer Group Holdings Ltd.(a)(b)	1,044,654	14,792,301
Titan Machinery Inc.(a)(b)	411,256	5,440,917

43

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Transcat Inc.(a)	121,967	$3,573,633
Triton International Ltd.	1,019,838	41,476,811
Veritiv Corp.(a)(b)	260,664	3,300,006
WESCO International Inc.(a)(b)	1,001,997	44,107,908
Willis Lease Finance Corp.(a)	58,816	1,085,155

		548,064,911

Water Utilities — 0.5%
American States Water Co.	754,827	56,574,284
Artesian Resources Corp., Class A, NVS	159,914	5,512,235
Cadiz Inc.(a)(b)	426,012	4,230,299
California Water Service Group	1,002,304	43,550,109
Consolidated Water Co. Ltd.	302,619	3,150,264
Global Water Resources Inc.	236,770	2,552,381
Middlesex Water Co.	349,450	21,718,317
Pure Cycle Corp.(a)(b)	365,474	3,292,921
SJW Group(b)	541,543	32,958,307
York Water Co. (The)	272,381	11,513,545

		185,052,662

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	888,646	9,059,746
Gogo Inc.(a)(b)	1,123,286	10,379,163
Shenandoah Telecommunications Co.(b)	985,317	43,782,561
Spok Holdings Inc.	369,863	3,517,397

		66,738,867

Total Common Stocks — 99.8% (Cost: $52,022,727,360)		38,548,978,348

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)(b)	92,645	226,980
Whiting Petroleum Corp., (Expires 09/01/25)(a)(b)	46,322	108,857

		335,837

Total Warrants — 0.0% (Cost: $11,350,881)		335,837

Short-Term Investments

Money Market Funds — 13.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(f)(g)(h)	5,166,772,111	5,171,422,206
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	56,630,000	56,630,000

		5,228,052,206

Total Short-Term Investments — 13.5% (Cost: $5,223,445,887)		5,228,052,206

Total Investments in Securities — 113.3% (Cost: $57,257,524,128)		43,777,366,391

Other Assets, Less Liabilities — (13.3)%		(5,150,857,074)

Net Assets — 100.0%		$38,626,509,317

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS             Non-Voting Shares

44

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings Inc.(a)(b)	667,885	$26,641,933
Aerovironment Inc.(a)(b)	196,556	11,795,326
Cubic Corp.(b)	32,977	1,918,272
Kaman Corp.	26,412	1,029,276
Kratos Defense & Security Solutions Inc.(a)(b)	1,104,415	21,293,121
National Presto Industries Inc.	2,620	214,473
PAE Inc.(a)(b)	535,605	4,552,642
Parsons Corp.(a)(b)	146,843	4,925,114
Vectrus Inc.(a)	39,763	1,510,994

		73,881,151

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	536,829	13,452,935
Atlas Air Worldwide Holdings Inc.(a)(b)	15,072	917,885
Forward Air Corp.	155,114	8,900,441

		23,271,261

Airlines — 0.0%
Allegiant Travel Co.	14,003	1,677,559

Auto Components — 1.2%
Dorman Products Inc.(a)(b)	242,610	21,927,092
Fox Factory Holding Corp.(a)(b)	376,271	27,968,223
Gentherm Inc.(a)	296,909	12,143,578
LCI Industries	224,468	23,858,704
Motorcar Parts of America Inc.(a)	21,973	341,900
Standard Motor Products Inc.	29,770	1,329,230
Visteon Corp.(a)	252,671	17,489,887
XPEL Inc.(a)(b)	151,190	3,943,035

		109,001,649

Automobiles — 0.2%
Winnebago Industries Inc.(b)	284,220	14,685,647

Banks — 0.7%
Altabancorp	9,041	181,905
Bank First Corp.(b)	53,025	3,112,568
Bank7 Corp.	11,839	111,287
Baycom Corp.(a)	28,921	297,886
Cambridge Bancorp	12,239	650,625
Century Bancorp. Inc./MA, Class A, NVS	3,578	235,218
Coastal Financial Corp./WA(a)(b)	7,428	90,993
Customers Bancorp. Inc.(a)(b)	19,181	214,827
Esquire Financial Holdings Inc.(a)(b)	20,158	302,370
First Financial Bankshares Inc.	1,170,909	32,680,070
First Foundation Inc.	85,357	1,115,616
Glacier Bancorp. Inc.	90,708	2,907,191
Hanmi Financial Corp.	20,843	171,121
Independent Bank Corp.	20,917	1,095,632
Investors Bancorp. Inc.	587,900	4,268,154
Lakeland Financial Corp.	13,936	574,163
Meridian Corp.	8,871	143,089
National Bank Holdings Corp., Class A	62,651	1,644,589
Northeast Bank(a)	7,077	130,217
Reliant Bancorp Inc.	5,743	83,274
ServisFirst Bancshares Inc.(b)	328,542	11,180,284
Stock Yards Bancorp. Inc.	27,524	936,917
Unity Bancorp. Inc.	6,394	74,043
West Bancorp. Inc.	22,323	353,596
Westamerica Bancorp	30,853	1,676,861

		64,232,496

Security	Shares	Value

Beverages — 0.3%
Celsius Holdings Inc.(a)(b)	311,830	$7,081,659
Coca-Cola Consolidated Inc.(b)	42,671	10,270,056
Craft Brew Alliance Inc.(a)(b)	7,648	126,268
MGP Ingredients Inc.(b)	87,485	3,476,654
National Beverage Corp.(a)(b)	107,165	7,288,292
NewAge Inc.(a)(b)	366,476	634,004

		28,876,933

Biotechnology — 18.2%
89bio Inc.(a)(b)	58,307	1,496,158
Abeona Therapeutics Inc.(a)	181,104	184,726
ADMA Biologics Inc.(a)(b)	485,324	1,159,924
Aduro Biotech Inc.(a)	529,106	1,285,728
Adverum Biotechnologies Inc.(a)(b)	677,541	6,978,672
Aeglea BioTherapeutics Inc.(a)(b)	323,323	2,292,360
Affimed NV(a)	733,873	2,487,829
Agenus Inc.(a)(b)	1,374,580	5,498,320
Aimmune Therapeutics Inc.(a)(b)	421,585	14,523,603
Akcea Therapeutics Inc.(a)	67,095	1,217,103
Akebia Therapeutics Inc.(a)(b)	1,295,830	3,252,533
Akero Therapeutics Inc.(a)	122,515	3,772,237
Akouos Inc.(a)(b)	106,532	2,436,387
Albireo Pharma Inc.(a)(b)	83,512	2,786,795
Alector Inc.(a)(b)	420,021	4,424,921
Allakos Inc.(a)(b)	220,951	17,996,459
Allogene Therapeutics Inc.(a)(b)	491,156	18,521,493
Allovir Inc.(a)(b)	127,514	3,506,635
ALX Oncology Holdings Inc.(a)(b)	68,021	2,567,113
Amicus Therapeutics Inc.(a)(b)	2,313,602	32,668,060
Anavex Life Sciences Corp.(a)(b)	475,240	2,162,342
Annexon Inc.(a)(b)	104,709	3,165,353
Apellis Pharmaceuticals Inc.(a)(b)	547,693	16,523,898
Applied Molecular Transport Inc.(a)(b)	88,342	2,811,042
Applied Therapeutics Inc.(a)(b)	122,222	2,537,329
Aprea Therapeutics Inc.(a)(b)	66,799	1,607,184
Aravive Inc.(a)(b)	112,947	530,851
Arcturus Therapeutics Holding Inc.(a)(b)	147,308	6,319,513
Arcus Biosciences Inc.(a)(b)	381,505	6,538,996
Arcutis Biotherapeutics Inc.(a)(b)	162,914	4,773,380
Ardelyx Inc.(a)	663,603	3,483,916
Arena Pharmaceuticals Inc.(a)(b)	44,105	3,298,613
Arrowhead Pharmaceuticals Inc.(a)(b)	913,018	39,314,555
Assembly Biosciences Inc.(a)(b)	145,286	2,388,502
Atara Biotherapeutics Inc.(a)(b)	492,132	6,378,031
Athenex Inc.(a)(b)	562,566	6,807,049
Athersys Inc.(a)(b)	1,572,865	3,067,087
Atreca Inc., Class A(a)(b)	235,715	3,292,939
AVEO Pharmaceuticals Inc.(a)(b)	114,138	677,980
Avid Bioservices Inc.(a)(b)	459,897	3,504,415
Avidity Biosciences Inc.(a)(b)	119,041	3,351,004
Avrobio Inc.(a)(b)	283,324	3,688,878
Axcella Health Inc.(a)(b)	122,706	566,902
Beam Therapeutics Inc.(a)(b)	319,710	7,871,260
Beyondspring Inc.(a)(b)	125,234	1,666,865
BioCryst Pharmaceuticals Inc.(a)(b)	1,260,205	4,328,804
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	437,863	28,465,474
BioSpecifics Technologies Corp.(a)(b)	58,337	3,081,944
Bioxcel Therapeutics Inc.(a)(b)	106,209	4,605,222
Black Diamond Therapeutics Inc.(a)(b)	166,284	5,026,765
Blueprint Medicines Corp.(a)	503,404	46,665,551
BrainStorm Cell Therapeutics Inc.(a)(b)	258,844	4,379,640

45

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Bridgebio Pharma Inc.(a)(b)	662,969	$24,874,597
Calithera Biosciences Inc.(a)	596,427	2,057,673
Calyxt Inc.(a)(b)	91,926	504,674
CareDx Inc.(a)(b)	436,531	16,561,986
CASI Pharmaceuticals Inc.(a)(b)	433,505	663,263
Castle Biosciences Inc.(a)(b)	107,925	5,552,741
Catabasis Pharmaceutical Inc.(a)(b)	133,947	829,132
Catalyst Pharmaceuticals Inc.(a)	880,216	2,614,242
Cellular Biomedicine Group Inc.(a)	70,838	1,299,169
CEL-SCI Corp.(a)(b)	259,520	3,308,880
Centogene NV(a)(b)	74,629	705,990
Checkmate Pharmaceuticals Inc.(a)(b)	34,417	396,140
Checkpoint Therapeutics Inc.(a)(b)	414,488	1,110,828
ChemoCentryx Inc.(a)(b)	451,238	24,727,842
Cidara Therapeutics Inc.(a)(b)	244,831	697,768
Clovis Oncology Inc.(a)(b)	750,391	4,374,780
Cohbar Inc.(a)(b)	227,306	215,850
Coherus Biosciences Inc.(a)(b)	525,033	9,629,105
Constellation Pharmaceuticals Inc.(a)(b)	282,515	5,723,754
ContraFect Corp.(a)(b)	216,152	1,141,283
Corbus Pharmaceuticals Holdings Inc.(a)(b)	691,108	1,243,994
Cortexyme Inc.(a)(b)	133,212	6,660,600
Crinetics Pharmaceuticals Inc.(a)	246,130	3,856,857
Cue Biopharma Inc.(a)(b)	261,058	3,928,923
Cytokinetics Inc.(a)(b)	527,929	11,429,663
CytomX Therapeutics Inc.(a)(b)	410,007	2,726,547
Deciphera Pharmaceuticals Inc.(a)(b)	339,407	17,411,579
Denali Therapeutics Inc.(a)(b)	573,026	20,531,522
Dermtech Inc.(a)(b)	75,245	899,178
Dicerna Pharmaceuticals Inc.(a)(b)	594,563	10,696,188
Dyadic International Inc.(a)	147,972	1,120,148
Dynavax Technologies Corp.(a)(b)	813,368	3,513,750
Eagle Pharmaceuticals Inc./DE(a)(b)	99,012	4,206,030
Editas Medicine Inc.(a)(b)	572,482	16,063,845
Eidos Therapeutics Inc.(a)(b)	99,349	5,020,105
Eiger BioPharmaceuticals Inc.(a)(b)	247,989	2,018,630
Emergent BioSolutions Inc.(a)(b)	406,035	41,955,597
Enanta Pharmaceuticals Inc.(a)(b)	15,210	696,314
Epizyme Inc.(a)(b)	509,926	6,083,417
Esperion Therapeutics Inc.(a)(b)	234,795	8,727,330
Evelo Biosciences Inc.(a)(b)	175,615	925,491
Exicure Inc.(a)(b)	473,236	828,163
Fate Therapeutics Inc.(a)(b)	651,740	26,050,048
Fennec Pharmaceuticals Inc.(a)(b)	200,658	1,215,987
FibroGen Inc.(a)(b)	657,772	27,047,585
Flexion Therapeutics Inc.(a)(b)	395,585	4,118,040
Forma Therapeutics Holdings Inc.(a)	114,887	5,725,968
Fortress Biotech Inc.(a)	573,346	2,316,318
Frequency Therapeutics Inc.(a)(b)	228,471	4,388,928
G1 Therapeutics Inc.(a)(b)	144,776	1,672,163
Galectin Therapeutics Inc.(a)(b)	358,736	957,825
Galera Therapeutics Inc.(a)(b)	81,221	734,238
Generation Bio Co.(a)(b)	86,932	2,687,068
Genprex Inc.(a)(b)	265,018	890,460
Gossamer Bio Inc.(a)(b)	213,738	2,652,489
Gritstone Oncology Inc.(a)(b)	52,555	139,271
Halozyme Therapeutics Inc.(a)(b)	1,236,162	32,486,337
Harpoon Therapeutics Inc.(a)(b)	98,223	1,668,809
Heron Therapeutics Inc.(a)(b)	795,020	11,782,196
Homology Medicines Inc.(a)(b)	308,245	3,298,221

Security	Shares	Value

Biotechnology (continued)
Hookipa Pharma Inc.(a)(b)	107,746	$1,020,355
iBio Inc.(a)(b)	463,707	941,325
Ideaya Biosciences Inc.(a)(b)	28,852	362,381
IGM Biosciences Inc.(a)(b)	64,364	4,750,707
Immunic Inc.(a)(b)	29,608	549,821
ImmunoGen Inc.(a)(b)	663,021	2,386,876
Immunovant Inc.(a)(b)	318,736	11,216,320
Inovio Pharmaceuticals Inc.(a)(b)	1,427,131	16,554,720
Inozyme Pharma Inc.(a)(b)	61,270	1,610,788
Insmed Inc.(a)(b)	921,018	29,601,519
Intellia Therapeutics Inc.(a)(b)	458,120	9,107,426
Intercept Pharmaceuticals Inc.(a)(b)	235,150	9,749,319
Invitae Corp.(a)(b)	1,049,941	45,514,942
Ironwood Pharmaceuticals Inc.(a)(b)	1,448,088	13,025,552
iTeos Therapeutics Inc.(a)	75,998	1,874,871
Kadmon Holdings Inc.(a)(b)	1,562,915	6,126,627
KalVista Pharmaceuticals Inc.(a)(b)	24,183	304,464
Karuna Therapeutics Inc.(a)(b)	143,300	11,079,956
Karyopharm Therapeutics Inc.(a)(b)	636,227	9,288,914
Keros Therapeutics Inc.(a)	60,632	2,338,576
Kindred Biosciences Inc.(a)	278,398	1,194,327
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	222,096	3,402,511
Kodiak Sciences Inc.(a)(b)	261,781	15,500,053
Krystal Biotech Inc.(a)(b)	122,397	5,269,191
Kura Oncology Inc.(a)(b)	484,188	14,835,520
La Jolla Pharmaceutical Co.(a)(b)	171,896	692,741
Lexicon Pharmaceuticals Inc.(a)(b)	383,535	552,290
Ligand Pharmaceuticals Inc.(a)(b)	131,830	12,566,036
LogicBio Therapeutics Inc.(a)(b)	111,788	1,015,035
MacroGenics Inc.(a)(b)	170,195	4,287,212
Madrigal Pharmaceuticals Inc.(a)(b)	79,402	9,427,399
Magenta Therapeutics Inc.(a)(b)	152,609	1,037,741
MannKind Corp.(a)(b)	2,023,626	3,804,417
Marker Therapeutics Inc.(a)(b)	220,161	330,242
MediciNova Inc.(a)(b)	391,388	2,050,873
MEI Pharma Inc.(a)(b)	796,403	2,484,777
MeiraGTx Holdings PLC(a)	165,821	2,195,470
Mersana Therapeutics Inc.(a)(b)	482,364	8,981,618
Minerva Neurosciences Inc.(a)(b)	302,513	961,991
Mirati Therapeutics Inc.(a)(b)	341,302	56,673,197
Mirum Pharmaceuticals Inc.(a)(b)	18,634	359,077
Molecular Templates Inc.(a)(b)	242,347	2,646,429
Momenta Pharmaceuticals Inc.(a)	1,004,694	52,726,341
Morphic Holding Inc.(a)(b)	124,550	3,405,197
Mustang Bio Inc.(a)	266,097	838,206
NantKwest Inc.(a)(b)	246,689	1,710,788
Natera Inc.(a)	604,567	43,673,920
Neoleukin Therapeutics Inc.(a)(b)	291,593	3,499,116
NeuBase Therapeutics Inc.(a)(b)	150,007	1,138,553
NeuroBo Pharmaceuticals Inc.(a)	39,763	223,468
NextCure Inc.(a)(b)	136,978	1,205,406
Nkarta Inc.(a)(b)	115,571	3,474,064
Novavax Inc.(a)(b)	150,965	16,357,058
Nurix Therapeutics Inc.(a)	78,837	2,752,200
Nymox Pharmaceutical Corp.(a)(b)	321,666	791,298
Oncocyte Corp.(a)(b)	557,429	774,826
Oncternal Therapeutics Inc.(a)(b)(c)	6,020	12,341
Organogenesis Holdings Inc.(a)(b)	188,028	722,028
Orgenesis Inc.(a)	32,227	162,424
ORIC Pharmaceuticals Inc.(a)(b)	73,413	1,836,059

46

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Ovid therapeutics Inc.(a)(b)	383,305	$2,200,171
Oyster Point Pharma Inc.(a)(b)	54,384	1,148,046
Pandion Therapeutics Inc.(a)	52,457	601,157
Passage Bio Inc.(a)(b)	77,730	1,019,040
PhaseBio Pharmaceuticals Inc.(a)(b)	138,997	487,879
Pieris Pharmaceuticals Inc.(a)(b)	460,874	954,009
Poseida Therapeutics Inc.(a)	94,569	838,827
Precigen Inc.(a)(b)	490,361	1,716,264
Precision BioSciences Inc.(a)(b)	395,073	2,433,650
Prevail Therapeutics Inc.(a)	132,652	1,350,397
Protagonist Therapeutics Inc.(a)(b)	273,940	5,355,527
Protara Therapeutics Inc.(a)	18,729	315,209
PTC Therapeutics Inc.(a)(b)	562,709	26,306,646
Puma Biotechnology Inc.(a)(b)	274,780	2,772,530
Radius Health Inc.(a)	412,257	4,674,994
Rapt Therapeutics Inc.(a)	99,593	3,206,895
REGENXBIO Inc.(a)(b)	308,922	8,501,533
Relay Therapeutics Inc.(a)(b)	231,965	9,879,389
Replimune Group Inc.(a)(b)	188,662	4,342,999
Retrophin Inc.(a)	442,818	8,174,420
REVOLUTION Medicines Inc.(a)(b)	351,657	12,237,664
Rhythm Pharmaceuticals Inc.(a)(b)	305,010	6,609,567
Rigel Pharmaceuticals Inc.(a)(b)	1,541,011	3,698,426
Rocket Pharmaceuticals Inc.(a)(b)	309,408	7,073,067
Rubius Therapeutics Inc.(a)	58,926	295,219
Sangamo Therapeutics Inc.(a)(b)	1,053,742	9,957,862
Scholar Rock Holding Corp.(a)(b)	206,201	3,647,696
Selecta Biosciences Inc.(a)(b)	297,334	737,388
Seres Therapeutics Inc.(a)(b)	481,255	13,624,329
Soleno Therapeutics Inc.(a)(b)	456,401	1,145,567
Solid Biosciences Inc.(a)	27,329	55,478
Sorrento Therapeutics Inc.(a)(b)	2,016,129	22,479,838
Spero Therapeutics Inc.(a)(b)	119,409	1,332,604
SpringWorks Therapeutics Inc.(a)(b)	192,309	9,167,370
Stoke Therapeutics Inc.(a)(b)	110,796	3,710,558
Sutro Biopharma Inc.(a)(b)	199,977	2,009,769
Syndax Pharmaceuticals Inc.(a)(b)	244,696	3,611,713
Syros Pharmaceuticals Inc.(a)(b)	377,410	3,336,304
TCR2 Therapeutics Inc.(a)	15,654	318,089
TG Therapeutics Inc.(a)(b)	863,388	23,104,263
Translate Bio Inc.(a)(b)	617,437	8,403,318
Turning Point Therapeutics Inc.(a)(b)	289,804	25,317,277
Twist Bioscience Corp.(a)(b)	297,865	22,628,804
Tyme Technologies Inc.(a)(b)	608,992	596,812
Ultragenyx Pharmaceutical Inc.(a)(b)	523,277	43,008,137
UNITY Biotechnology Inc.(a)(b)	330,752	1,144,402
UroGen Pharma Ltd.(a)(b)	110,025	2,122,382
Vaxart Inc.(a)(b)	404,007	2,686,647
Vaxcyte Inc.(a)(b)	129,864	6,412,684
VBI Vaccines Inc.(a)(b)	1,268,193	3,627,032
Veracyte Inc.(a)(b)	522,018	16,960,365
Verastem Inc.(a)(b)	624,466	755,604
Vericel Corp.(a)(b)	360,017	6,671,115
Viela Bio Inc.(a)(b)	195,950	5,502,276
Viking Therapeutics Inc.(a)(b)	38,720	225,350
Vir Biotechnology Inc.(a)	488,235	16,761,108
Voyager Therapeutics Inc.(a)(b)	234,375	2,500,781
vTv Therapeutics Inc., Class A(a)(b)	90,168	159,597
Xencor Inc.(a)	474,994	18,425,017
XOMA Corp.(a)(b)	46,678	879,414

Security	Shares	Value

Biotechnology (continued)
Y-mAbs Therapeutics Inc.(a)(b)	271,801	$10,434,440
Zentalis Pharmaceuticals Inc.(a)(b)	97,346	3,182,241
ZIOPHARM Oncology Inc.(a)(b)	1,302,469	3,282,222

		1,648,400,136

Building Products — 2.2%
AAON Inc.(b)	374,115	22,540,429
Advanced Drainage Systems Inc.	505,230	31,546,561
Alpha Pro Tech Ltd.(a)(b)	113,622	1,679,333
Apogee Enterprises Inc.	35,844	765,986
Builders FirstSource Inc.(a)(b)	953,835	31,114,098
Cornerstone Building Brands Inc.(a)	165,724	1,322,478
CSW Industrials Inc.	125,686	9,709,243
Gibraltar Industries Inc.(a)(b)	66,765	4,349,072
Masonite International Corp.(a)	221,013	21,747,679
Patrick Industries Inc.	191,325	11,005,014
PGT Innovations Inc.(a)(b)	193,247	3,385,687
Simpson Manufacturing Co. Inc.	396,317	38,506,160
UFP Industries Inc.	458,064	25,885,197

		203,556,937

Capital Markets — 1.4%
Artisan Partners Asset Management Inc., Class A	207,336	8,084,031
Assetmark Financial Holdings Inc.(a)(b)	64,285	1,397,556
BrightSphere Investment Group Inc.	556,176	7,174,670
Cohen & Steers Inc.	221,684	12,356,666
Cowen Inc., Class A(b)	87,616	1,425,512
Federated Hermes Inc.	255,195	5,489,245
Focus Financial Partners Inc., Class A(a)(b)	285,046	9,346,658
GAMCO Investors Inc., Class A	45,390	525,162
Greenhill & Co. Inc.	125,969	1,429,748
Hamilton Lane Inc., Class A	274,642	17,739,127
Houlihan Lokey Inc.(b)	464,862	27,450,101
Moelis & Co., Class A	481,979	16,936,742
PJT Partners Inc., Class A	213,407	12,934,598
Pzena Investment Management Inc., Class A	161,320	864,675
Siebert Financial Corp.(a)(b)	94,427	304,999
Silvercrest Asset Management Group Inc., Class A	45,225	473,054
StoneX Group Inc.(a)	11,225	574,271
Value Line Inc.	10,691	264,068
Virtus Investment Partners Inc.	6,078	842,715

		125,613,598

Chemicals — 1.5%
AgroFresh Solutions Inc.(a)	26,147	63,537
American Vanguard Corp.	50,395	662,190
Amyris Inc.(a)(b)	95,666	279,345
Balchem Corp.	268,883	26,251,047
Chase Corp.	66,947	6,386,744
Ferro Corp.(a)	549,838	6,817,991
GCP Applied Technologies Inc.(a)	346,382	7,256,703
Hawkins Inc.	46,699	2,152,824
HB Fuller Co.	304,587	13,943,993
Ingevity Corp.(a)	376,407	18,609,562
Innospec Inc.	179,493	11,365,497
Koppers Holdings Inc.(a)(b)	116,164	2,428,989
Marrone Bio Innovations Inc.(a)	579,067	706,462
Orion Engineered Carbons SA	304,123	3,804,579
PQ Group Holdings Inc.(a)(b)	57,398	588,903
Quaker Chemical Corp.(b)	120,594	21,671,948
Sensient Technologies Corp.	157,181	9,075,631
Stepan Co.	16,007	1,744,763

47

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Trinseo SA	107,966	$2,768,248
Tronox Holdings PLC, Class A(a)	279,982	2,203,458

		138,782,414

Commercial Services & Supplies — 1.7%
Advanced Disposal Services Inc.(a)(b)	619,086	18,714,970
Brady Corp., Class A, NVS	320,330	12,819,606
Brink’s Co. (The)(b)	455,603	18,720,727
Casella Waste Systems Inc., Class A(a)(b)	362,535	20,247,580
Cimpress PLC(a)(b)	52,328	3,932,972
Covanta Holding Corp.	423,148	3,279,397
Healthcare Services Group Inc.	677,437	14,585,219
IBEX Ltd.(a)	15,366	236,329
Interface Inc.	95,347	583,524
McGrath RentCorp	124,098	7,395,000
Montrose Environmental Group Inc.(a)	36,957	880,316
Pitney Bowes Inc.	600,535	3,188,841
Tetra Tech Inc.(b)	489,912	46,786,596
UniFirst Corp./MA	7,838	1,484,282

		152,855,359

Communications Equipment — 1.0%
Acacia Communications Inc.(a)(b)	353,913	23,853,736
CalAmp Corp.(a)	204,851	1,472,879
Calix Inc.(a)	477,148	8,483,692
Cambium Networks Corp.(a)(b)	51,838	874,507
Casa Systems Inc.(a)(b)	294,467	1,186,702
Clearfield Inc.(a)	103,802	2,093,686
Extreme Networks Inc.(a)	1,074,810	4,320,736
Genasys Inc.(a)(b)	305,512	1,878,899
Infinera Corp.(a)(b)	722,095	4,448,105
Inseego Corp.(a)(b)	617,493	6,372,528
InterDigital Inc.	87,771	5,008,213
Plantronics Inc.	101,827	1,205,632
Resonant Inc.(a)(b)	460,257	1,095,412
Viavi Solutions Inc.(a)	2,080,806	24,407,854

		86,702,581

Construction & Engineering — 0.6%
Ameresco Inc., Class A(a)(b)	221,685	7,404,279
Comfort Systems USA Inc.	94,797	4,882,993
Construction Partners Inc., Class A(a)	106,453	1,937,445
Dycom Industries Inc.(a)(b)	200,061	10,567,222
EMCOR Group Inc.	41,572	2,814,840
Granite Construction Inc.(b)	47,018	827,987
HC2 Holdings Inc.(a)(b)	347,504	840,960
IES Holdings Inc.(a)(b)	26,746	849,720
MasTec Inc.(a)	34,260	1,445,772
MYR Group Inc.(a)	93,514	3,476,851
NV5 Global Inc.(a)(b)	91,098	4,807,241
Primoris Services Corp.	245,884	4,435,747
Sterling Construction Co. Inc.(a)	39,867	564,517
WillScot Mobile Mini Holdings Corp.(a)	535,388	8,930,272

		53,785,846

Construction Materials — 0.0%
Forterra Inc.(a)(b)	176,435	2,085,462
United State Lime & Minerals Inc.	965	86,946

		2,172,408

Consumer Finance — 0.3%
Atlanticus Holdings Corp.(a)(b)	46,895	558,051
Curo Group Holdings Corp.	169,983	1,198,380
FirstCash Inc.	370,410	21,191,156

Security	Shares	Value

Consumer Finance (continued)
Green Dot Corp., Class A(a)	39,512	$1,999,702

		24,947,289

Containers & Packaging — 0.1%
Myers Industries Inc.	122,537	1,621,165
O-I Glass Inc.	1,099,832	11,647,221
UFP Technologies Inc.(a)(b)	5,636	233,443

		13,501,829

Distributors — 0.1%
Core-Mark Holding Co. Inc.	377,282	10,914,768
Greenlane Holdings Inc., Class A(a)(b)	99,861	223,689

		11,138,457

Diversified Consumer Services — 0.4%
Aspen Group Inc./CO(a)	172,355	1,925,205
Collectors Universe Inc.	75,062	3,714,818
Franchise Group Inc.	20,115	510,116
Perdoceo Education Corp.(a)(b)	627,653	7,682,473
Strategic Education Inc.	219,678	20,093,947
Universal Technical Institute Inc.(a)(b)	252,231	1,281,334
Vivint Smart Home Inc.(a)(b)	141,490	2,416,649
WW International Inc.(a)(b)	105,223	1,985,558

		39,610,100

Diversified Financial Services — 0.0%
GWG Holdings Inc.(a)(b)	29,723	255,618

Diversified Telecommunication Services — 1.0%
Anterix Inc.(a)(b)	99,104	3,241,692
ATN International Inc.	5,608	281,185
Bandwidth Inc., Class A(a)(b)	174,570	30,474,685
Cincinnati Bell Inc.(a)	145,947	2,189,205
Cogent Communications Holdings Inc.	387,150	23,248,357
Consolidated Communications Holdings Inc.(a)	64,883	369,184
IDT Corp., Class B(a)	86,875	571,638
Iridium Communications Inc.(a)(b)	690,750	17,669,385
Ooma Inc.(a)(b)	192,834	2,516,484
ORBCOMM Inc.(a)(b)	90,083	306,282
Vonage Holdings Corp.(a)(b)	1,180,331	12,074,786

		92,942,883

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	122,376	979,008
MGE Energy Inc.	88,824	5,565,712
Otter Tail Corp.	122,281	4,422,904
Spark Energy Inc., Class A(b)	110,033	915,474

		11,883,098

Electrical Equipment — 2.2%
Allied Motion Technologies Inc.	58,199	2,402,455
Atkore International Group Inc.(a)	429,011	9,751,420
Bloom Energy Corp., Class A(a)(b)	759,875	13,654,954
EnerSys	34,610	2,323,023
FuelCell Energy Inc.(a)(b)	1,278,918	2,736,885
Orion Energy Systems Inc.(a)(b)	248,133	1,878,367
Plug Power Inc.(a)(b)	3,100,150	41,573,011
Sunrun Inc.(a)(b)	1,081,818	83,375,713
TPI Composites Inc.(a)(b)	275,010	7,964,290
Vicor Corp.(a)(b)	175,774	13,662,913
Vivint Solar Inc.(a)(b)	448,341	18,987,241

		198,310,272

Electronic Equipment, Instruments & Components — 2.3%
Akoustis Technologies Inc.(a)(b)	277,368	2,263,323

48

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Badger Meter Inc.	265,992	$17,387,897
ePlus Inc.(a)	100,586	7,362,895
Fabrinet(a)	334,542	21,086,182
FARO Technologies Inc.(a)(b)	149,204	9,098,460
Fitbit Inc., Class A(a)(b)	1,498,517	10,429,678
II-VI Inc.(a)(b)	807,649	32,758,243
Insight Enterprises Inc.(a)(b)	85,524	4,838,948
Intellicheck Inc.(a)(b)	147,764	985,586
Iteris Inc.(a)	374,428	1,535,155
Itron Inc.(a)(b)	365,232	22,184,192
Luna Innovations Inc.(a)	268,994	1,608,584
Methode Electronics Inc.	58,623	1,670,756
Napco Security Technologies Inc.(a)(b)	108,147	2,541,455
nLight Inc.(a)(b)	316,064	7,421,183
Novanta Inc.(a)	310,511	32,709,229
OSI Systems Inc.(a)	153,417	11,906,693
PAR Technology Corp.(a)(b)	145,808	5,906,682
PC Connection Inc.	6,764	277,730
Plexus Corp.(a)	213,305	15,065,732
Research Frontiers Inc.(a)(b)	246,482	665,501
Rogers Corp.(a)(b)	29,313	2,874,433
Wrap Technologies Inc.(a)(b)	106,152	718,649

		213,297,186

Energy Equipment & Services — 0.1%
Aspen Aerogels Inc.(a)(b)	16,139	176,722
Cactus Inc., Class A	199,209	3,822,821
DMC Global Inc.(b)	62,426	2,056,312

		6,055,855

Entertainment — 0.2%
Glu Mobile Inc.(a)	1,336,433	10,257,123
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	56,223	1,173,936
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	197,752	4,154,770
LiveXLive Media Inc.(a)(b)	66,077	171,470

		15,757,299

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexander’s Inc.	18,239	4,472,568
Bluerock Residential Growth REIT Inc.	74,029	561,140
CareTrust REIT Inc.	117,707	2,094,596
CatchMark Timber Trust Inc., Class A	47,084	420,460
CIM Commercial Trust Corp.	102,977	1,015,353
Clipper Realty Inc.	118,416	716,417
Community Healthcare Trust Inc.	195,844	9,157,665
Easterly Government Properties Inc.	729,686	16,352,263
EastGroup Properties Inc.	333,536	43,136,211
Four Corners Property Trust Inc.	638,201	16,331,564
Gladstone Commercial Corp.	67,189	1,132,135
Gladstone Land Corp.	82,994	1,246,570
Innovative Industrial Properties Inc.	79,687	9,889,954
LTC Properties Inc.	132,733	4,627,072
Monmouth Real Estate Investment Corp.	764,237	10,584,682
National Health Investors Inc.	127,382	7,677,313
National Storage Affiliates Trust	571,210	18,684,279
NETSTREIT Corp.(a)	10,848	198,084
NexPoint Residential Trust Inc.	30,826	1,367,133
Plymouth Industrial REIT Inc.	136,817	1,688,322
PS Business Parks Inc., Class A	182,281	22,309,372
QTS Realty Trust Inc., Class A	525,889	33,141,525
Ryman Hospitality Properties Inc.	398,131	14,651,221

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Safehold Inc.	85,657	$5,319,300
Saul Centers Inc.	94,042	2,499,636
STAG Industrial Inc.	110,063	3,355,821
Terreno Realty Corp.	258,899	14,177,309
UMH Properties Inc.	260,184	3,522,891
Uniti Group Inc.	1,753,441	18,472,501
Universal Health Realty Income Trust	101,411	5,779,413

		274,582,770

Food & Staples Retailing — 0.6%
BJ’s Wholesale Club Holdings Inc.(a)(b)	1,245,596	51,754,514
Natural Grocers by Vitamin Cottage Inc.	52,960	522,185
PriceSmart Inc.	13,093	870,030

		53,146,729

Food Products — 1.5%
B&G Foods Inc.	508,243	14,113,908
Bridgford Foods Corp.(a)(b)	7,942	145,418
Calavo Growers Inc.(b)	150,640	9,982,913
Cal-Maine Foods Inc.(a)(b)	96,134	3,688,661
Freshpet Inc.(a)(b)	352,204	39,323,577
Hostess Brands Inc.(a)(b)	497,557	6,134,878
J&J Snack Foods Corp.	35,993	4,693,127
John B Sanfilippo & Son Inc.	81,177	6,119,122
Lancaster Colony Corp.	172,458	30,835,490
Limoneira Co.	32,273	461,504
Sanderson Farms Inc.	142,609	16,823,584
Tootsie Roll Industries Inc.	125,504	3,878,074
Vital Farms Inc.(a)(b)	38,446	1,558,216

		137,758,472

Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A	145,724	8,071,652
Chesapeake Utilities Corp.	138,326	11,660,882
Northwest Natural Holding Co.	29,991	1,361,291
ONE Gas Inc.	53,699	3,705,768
RGC Resources Inc.	34,826	816,670
South Jersey Industries Inc.	534,424	10,298,350
Southwest Gas Holdings Inc.	42,075	2,654,933

		38,569,546

Health Care Equipment & Supplies — 6.4%
Accelerate Diagnostics Inc.(a)(b)	282,009	3,006,216
Accuray Inc.(a)	831,619	1,995,886
Acutus Medical Inc.(a)(b)	73,102	2,178,440
Alphatec Holdings Inc.(a)(b)	358,610	2,381,170
Antares Pharma Inc.(a)(b)	1,490,812	4,025,192
Apyx Medical Corp.(a)	34,843	164,111
Aspira Women’s Health Inc.(a)(b)	704,036	2,171,951
AtriCure Inc.(a)(b)	398,236	15,889,616
Atrion Corp.	12,831	8,032,206
Axogen Inc.(a)(b)	330,034	3,838,295
Axonics Modulation Technologies Inc.(a)(b)	274,460	14,008,438
Bellerophon Therapeutics Inc.(a)	31,972	325,475
Beyond Air Inc.(a)(b)	121,484	630,502
BioLife Solutions Inc.(a)(b)	127,239	3,682,297
BioSig Technologies Inc.(a)(b)	216,548	1,067,582
Cantel Medical Corp.	345,965	15,201,702
Cardiovascular Systems Inc.(a)	352,370	13,865,760
Cerus Corp.(a)(b)	1,489,838	9,326,386
Chembio Diagnostics Inc.(a)(b)	160,564	780,341
Co-Diagnostics Inc.(a)(b)	239,745	3,258,135
CONMED Corp.	246,460	19,389,008

49

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CryoLife Inc.(a)(b)	270,692	$4,999,681
CryoPort Inc.(a)(b)	310,175	14,702,295
Cutera Inc.(a)(b)	155,725	2,954,103
CytoSorbents Corp.(a)(b)	370,829	2,957,361
Electromed Inc.(a)(b)	64,628	672,777
GenMark Diagnostics Inc.(a)(b)	635,117	9,018,661
Glaukos Corp.(a)(b)	388,974	19,261,993
Heska Corp.(a)(b)	22,598	2,232,456
Inari Medical Inc.(a)(b)	56,324	3,887,483
Inogen Inc.(a)(b)	111,681	3,238,749
Integer Holdings Corp.(a)(b)	187,192	11,046,200
iRadimed Corp.(a)	53,813	1,150,522
iRhythm Technologies Inc.(a)(b)	249,393	59,382,967
Lantheus Holdings Inc.(a)(b)	601,597	7,622,234
LeMaitre Vascular Inc.	120,219	3,910,724
LivaNova PLC(a)(b)	314,819	14,232,967
Meridian Bioscience Inc.(a)	334,773	5,684,446
Merit Medical Systems Inc.(a)(b)	491,540	21,381,990
Mesa Laboratories Inc.(b)	43,194	11,004,103
Milestone Scientific Inc.(a)(b)	290,482	403,770
Misonix Inc.(a)(b)	46,309	543,205
Natus Medical Inc.(a)(b)	100,006	1,713,103
Nemaura Medical Inc.(a)(b)	62,426	221,612
Neogen Corp.(a)(b)	479,819	37,545,837
Nevro Corp.(a)(b)	305,336	42,533,305
NuVasive Inc.(a)(b)	467,768	22,719,492
OraSure Technologies Inc.(a)(b)	399,394	4,860,625
OrthoPediatrics Corp.(a)(b)	118,691	5,450,291
PAVmed Inc.(a)(b)	333,184	593,068
Pulse Biosciences Inc.(a)(b)	127,272	1,500,537
Quotient Ltd.(a)	522,818	2,687,285
Repro-Med Systems Inc.(a)(b)	226,386	1,634,507
Retractable Technologies Inc.(a)(b)	114,787	764,481
Rockwell Medical Inc.(a)(b)	568,460	608,252
Shockwave Medical Inc.(a)(b)	259,086	19,638,719
SI-BONE Inc.(a)	230,264	5,461,862
Sientra Inc.(a)(b)	344,493	1,171,276
Silk Road Medical Inc.(a)(b)	244,135	16,408,313
Soliton Inc.(a)	51,611	394,308
STAAR Surgical Co.(a)(b)	417,104	23,591,402
Stereotaxis Inc.(a)(b)	410,631	1,470,059
Surmodics Inc.(a)(b)	120,294	4,680,640
Tactile Systems Technology Inc.(a)(b)	166,392	6,088,283
Tela Bio Inc.(a)(b)	61,039	1,009,585
TransMedics Group Inc.(a)(b)	226,354	3,119,158
Utah Medical Products Inc.	24,903	1,989,003
Vapotherm Inc.(a)(b)	177,760	5,155,040
Venus Concept Inc.(a)(b)	109,179	253,295
ViewRay Inc.(a)(b)	384,102	1,344,357
VolitionRx Ltd.(a)(b)	205,922	661,010
Wright Medical Group NV(a)(b)	1,170,199	35,737,877
Zynex Inc.(a)(b)	168,612	2,942,279

		579,456,257

Health Care Providers & Services — 3.7%
1Life Healthcare Inc.(a)(b)	715,809	20,300,343
AdaptHealth Corp.(a)(b)	229,752	5,010,891
Addus HomeCare Corp.(a)(b)	126,283	11,935,006
American Renal Associates Holdings Inc.(a)(b)	40,075	276,517
AMN Healthcare Services Inc.(a)(b)	424,806	24,834,159
Apollo Medical Holdings Inc.(a)(b)	181,427	3,254,800

Security	Shares	Value

Health Care Providers & Services (continued)
Avalon GloboCare Corp.(a)(b)	154,043	$192,554
BioTelemetry Inc.(a)(b)	304,447	13,876,694
CorVel Corp.(a)(b)	80,506	6,877,628
Cross Country Healthcare Inc.(a)(b)	42,674	276,954
Ensign Group Inc. (The)	465,557	26,564,682
Exagen Inc.(a)(b)	44,362	480,884
Fulgent Genetics Inc.(a)(b)	87,426	3,500,537
Hanger Inc.(a)	39,886	630,997
HealthEquity Inc.(a)(b)	685,556	35,217,012
InfuSystem Holdings Inc.(a)	134,341	1,722,252
Joint Corp. (The)(a)(b)	123,249	2,143,300
LHC Group Inc.(a)(b)	276,035	58,674,000
Magellan Health Inc.(a)	93,399	7,077,776
National Research Corp.	122,515	6,028,963
Ontrak Inc.(a)	73,636	4,418,160
Option Care Health Inc.(a)	370,940	4,959,468
Pennant Group Inc. (The)(a)	231,479	8,925,830
PetIQ Inc.(a)(b)	190,642	6,275,935
Progenity Inc.(a)	28,535	257,386
Progyny Inc.(a)(b)	242,346	7,132,243
Providence Service Corp. (The)(a)	109,786	10,200,217
R1 RCM Inc.(a)(b)	969,664	16,629,738
RadNet Inc.(a)(b)	394,657	6,057,985
Select Medical Holdings Corp.(a)	985,190	20,511,656
Sharps Compliance Corp.(a)(b)	132,624	831,552
Surgery Partners Inc.(a)(b)	204,305	4,474,279
Tenet Healthcare Corp.(a)	93,456	2,290,607
Tivity Health Inc.(a)	182,574	2,559,687
Triple-S Management Corp., Class B(a)	17,541	313,458
U.S. Physical Therapy Inc.	114,997	9,990,939
Viemed Healthcare Inc.(a)(b)	316,576	2,735,217

		337,440,306

Health Care Technology — 1.8%
Accolade Inc.(a)(b)	85,523	3,324,279
Allscripts Healthcare Solutions Inc.(a)	79,646	648,319
Evolent Health Inc., Class A(a)(b)	112,910	1,401,213
Health Catalyst Inc.(a)(b)	306,216	11,207,506
HMS Holdings Corp.(a)	803,053	19,233,119
Icad Inc.(a)(b)	186,768	1,645,426
Inovalon Holdings Inc., Class A(a)(b)	669,772	17,715,470
Inspire Medical Systems Inc.(a)(b)	238,145	30,732,612
NantHealth Inc.(a)(b)	250,445	586,041
Omnicell Inc.(a)(b)	386,435	28,851,237
OptimizeRx Corp.(a)(b)	133,799	2,789,709
Phreesia Inc.(a)	259,663	8,342,972
Schrodinger Inc.(a)(b)	266,427	12,657,947
Simulations Plus Inc.(b)	127,640	9,618,950
Tabula Rasa HealthCare Inc.(a)(b)	185,744	7,572,783
Vocera Communications Inc.(a)(b)	291,704	8,482,752

		164,810,335

Hotels, Restaurants & Leisure — 4.1%
Accel Entertainment Inc.(a)(b)	400,900	4,293,639
Bloomin’ Brands Inc.	793,610	12,118,425
Brinker International Inc.	271,446	11,596,173
Caesars Entertainment Inc.(a)	760,428	42,629,594
Churchill Downs Inc.(b)	344,729	56,473,505
Cracker Barrel Old Country Store Inc.	91,527	10,494,486
Dave & Buster’s Entertainment Inc.(b)	144,887	2,196,487
Denny’s Corp.(a)	363,851	3,638,510

50

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Dine Brands Global Inc.	9,249	$504,903
El Pollo Loco Holdings Inc.(a)(b)	11,149	180,614
Everi Holdings Inc.(a)(b)	267,220	2,204,565
GAN Ltd.(a)(b)	55,121	931,545
Golden Entertainment Inc.(a)	58,365	807,188
Hilton Grand Vacations Inc.(a)(b)	771,045	16,176,524
Jack in the Box Inc.	22,878	1,814,454
Lindblad Expeditions Holdings Inc.(a)(b)	229,788	1,955,496
Marriott Vacations Worldwide Corp.	47,464	4,310,206
Monarch Casino & Resort Inc.(a)	80,139	3,574,199
Noodles & Co.(a)	140,478	965,084
Papa John’s International Inc.	252,661	20,788,947
Penn National Gaming Inc.(a)(b)	694,006	50,454,236
PlayAGS Inc.(a)	61,040	216,081
Red Rock Resorts Inc., Class A	444,723	7,604,763
Ruth’s Hospitality Group Inc.	292,232	3,232,086
Scientific Games Corp./DE, Class A(a)	371,695	12,975,872
SeaWorld Entertainment Inc.(a)	201,879	3,981,054
Shake Shack Inc., Class A(a)(b)	319,433	20,597,040
Texas Roadhouse Inc.	597,321	36,311,143
Twin River Worldwide Holdings Inc.	160,706	4,221,747
Wingstop Inc.(b)	269,474	36,823,622

		374,072,188

Household Durables — 2.5%
Casper Sleep Inc.(a)(b)	43,780	314,778
Cavco Industries Inc.(a)	83,750	15,100,962
GoPro Inc., Class A(a)(b)	1,042,389	4,722,022
Hamilton Beach Brands Holding Co., Class A	21,096	410,317
Helen of Troy Ltd.(a)(b)	230,063	44,521,792
Hooker Furniture Corp.	6,963	179,854
Installed Building Products Inc.(a)(b)	208,107	21,174,887
iRobot Corp.(a)(b)	250,167	18,987,675
KB Home	116,474	4,471,437
Legacy Housing Corp.(a)(b)	19,139	261,822
LGI Homes Inc.(a)(b)	202,994	23,581,813
Lovesac Co. (The)(a)(b)	88,451	2,450,977
Meritage Homes Corp.(a)(b)	17,809	1,965,936
Purple Innovation Inc.(a)(b)	200,540	4,985,424
Skyline Champion Corp.(a)	477,488	12,782,354
Sonos Inc.(a)(b)	736,882	11,185,869
Taylor Morrison Home Corp.(a)(b)	114,488	2,815,260
TopBuild Corp.(a)(b)	300,879	51,357,037
Universal Electronics Inc.(a)(b)	106,523	4,020,178

		225,290,394

Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	26,992	1,077,791
Central Garden & Pet Co., Class A, NVS(a)	107,289	3,877,424
WD-40 Co.(b)	116,470	22,048,936

		27,004,151

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)(b)	64,001	125,442
Brookfield Renewable Corp., Class A(b)	52,728	3,089,861
Clearway Energy Inc., Class A	64,468	1,592,360
Clearway Energy Inc., Class C	144,820	3,904,347
Ormat Technologies Inc.(b)	364,504	21,545,831
Sunnova Energy International Inc.(a)(b)	57,899	1,760,709

		32,018,550

Industrial Conglomerates — 0.0%
Raven Industries Inc.	27,477	591,305

Security	Shares	Value

Insurance — 1.7%
BRP Group Inc., Class A(a)(b)	308,617	$7,687,649
Crawford & Co., Class A, NVS	15,852	103,672
eHealth Inc.(a)(b)	231,196	18,264,484
FedNat Holding Co.	7,428	46,945
Goosehead Insurance Inc., Class A	15,333	1,327,684
HCI Group Inc.	12,305	606,513
Heritage Insurance Holdings Inc.	15,175	153,571
Investors Title Co.	1,375	178,833
James River Group Holdings Ltd.	236,506	10,531,612
Kinsale Capital Group Inc.	192,426	36,595,577
National General Holdings Corp.	293,065	9,890,944
Palomar Holdings Inc.(a)(b)	184,694	19,252,503
RLI Corp.	314,984	26,373,610
Selectquote Inc.(a)(b)	76,744	1,554,066
Trean Insurance Group Inc.(a)	15,146	230,977
Trupanion Inc.(a)(b)	268,316	21,170,132
Universal Insurance Holdings Inc.	65,397	905,095

		154,873,867

Interactive Media & Services — 0.4%
Cargurus Inc.(a)(b)	787,207	17,027,287
Eventbrite Inc., Class A(a)(b)	575,830	6,247,756
EverQuote Inc., Class A(a)(b)	127,264	4,917,481
QuinStreet Inc.(a)(b)	141,514	2,241,582
Yelp Inc.(a)(b)	120,943	2,429,745

		32,863,851

Internet & Direct Marketing Retail — 1.2%
1-800-Flowers.com Inc., Class A(a)(b)	225,732	5,629,756
CarParts.com Inc.(a)	180,916	1,955,702
Magnite Inc.(a)	545,826	3,790,762
Overstock.com Inc.(a)(b)	317,454	23,063,033
PetMed Express Inc.	177,503	5,612,645
Quotient Technology Inc.(a)(b)	436,488	3,221,281
RealReal Inc. (The)(a)(b)	565,583	8,183,986
Shutterstock Inc.	200,040	10,410,082
Stamps.com Inc.(a)	154,614	37,254,243
Stitch Fix Inc., Class A(a)(b)	434,155	11,778,625
Waitr Holdings Inc.(a)	757,599	2,439,469

		113,339,584

IT Services — 3.1%
Brightcove Inc.(a)	362,538	3,712,389
Cardtronics PLC, Class A(a)(b)	236,708	4,686,818
Cass Information Systems Inc.	129,542	5,212,770
CSG Systems International Inc.	296,911	12,158,505
Endurance International Group Holdings Inc.(a)	599,567	3,441,515
EVERTEC Inc.	545,932	18,949,300
Evo Payments Inc., Class A(a)(b)	369,812	9,189,828
ExlService Holdings Inc.(a)	304,643	20,097,299
GreenSky Inc., Class A(a)	556,385	2,470,349
Grid Dynamics Holdings Inc.(a)	201,663	1,558,855
GTT Communications Inc.(a)(b)	295,929	1,526,994
Hackett Group Inc. (The)	195,342	2,183,924
I3 Verticals Inc., Class A(a)(b)	134,178	3,387,995
International Money Express Inc.(a)(b)	218,428	3,137,718
KBR Inc.	159,023	3,555,754
Limelight Networks Inc.(a)(b)	1,073,840	6,185,318
LiveRamp Holdings Inc.(a)	471,213	24,394,697
ManTech International Corp./VA, Class A	104,758	7,215,731
MAXIMUS Inc.	555,850	38,025,698
NIC Inc.	597,139	11,763,638

51

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Paysign Inc.(a)(b)	286,024	$1,624,616
Perficient Inc.(a)	297,519	12,715,962
Perspecta Inc.	1,045,590	20,336,726
PFSweb Inc.(a)	93,129	623,033
Priority Technology Holdings Inc.(a)(b)	61,232	193,187
Rackspace Technology Inc.(a)(b)	257,955	4,975,952
Replay Holding Corp.(a)(b)	542,483	12,748,351
Sykes Enterprises Inc.(a)(b)	19,970	683,174
TTEC Holdings Inc.	164,734	8,986,240
Tucows Inc., Class A(a)(b)	85,046	5,859,669
Unisys Corp.(a)(b)	55,747	594,820
Verra Mobility Corp.(a)(b)	1,222,066	11,805,158
Virtusa Corp.(a)(b)	264,369	12,996,380

		276,998,363

Leisure Products — 0.7%
Acushnet Holdings Corp.	74,504	2,504,079
Clarus Corp.	14,636	206,660
Johnson Outdoors Inc., Class A(b)	23,477	1,922,532
Malibu Boats Inc., Class A(a)(b)	186,282	9,232,136
Marine Products Corp.	67,401	1,054,152
MasterCraft Boat Holdings Inc.(a)	168,016	2,938,600
Sturm Ruger & Co. Inc.	134,677	8,236,845
YETI Holdings Inc.(a)(b)	727,589	32,974,333

		59,069,337

Life Sciences Tools & Services — 1.3%
Champions Oncology Inc.(a)	67,029	620,018
ChromaDex Corp.(a)(b)	378,611	1,518,230
Codexis Inc.(a)(b)	487,526	5,723,555
Fluidigm Corp.(a)(b)	53,101	394,541
Luminex Corp.	393,781	10,336,751
Medpace Holdings Inc.(a)(b)	248,541	27,774,457
NanoString Technologies Inc.(a)(b)	297,265	13,287,746
NeoGenomics Inc.(a)(b)	942,434	34,766,390
Pacific Biosciences of California Inc.(a)(b)	1,323,992	13,067,801
Personalis Inc.(a)	214,478	4,647,738
Quanterix Corp.(a)	190,402	6,424,164

		118,561,391

Machinery — 3.1%
Alamo Group Inc.	72,720	7,855,942
Albany International Corp., Class A	229,466	11,360,862
Blue Bird Corp.(a)	55,177	670,952
Douglas Dynamics Inc.	188,992	6,463,526
Energy Recovery Inc.(a)(b)	365,384	2,996,149
Enerpac Tool Group Corp.	184,337	3,467,379
ESCO Technologies Inc.	214,812	17,305,255
Evoqua Water Technologies Corp.(a)(b)	831,519	17,644,833
ExOne Co. (The)(a)	79,759	974,655
Federal Signal Corp.	500,862	14,650,213
Franklin Electric Co. Inc.	389,741	22,928,463
Gencor Industries Inc.(a)	12,620	139,199
Gorman-Rupp Co. (The)	24,197	712,844
Helios Technologies Inc.(b)	125,668	4,574,315
John Bean Technologies Corp.(b)	284,899	26,179,369
Kadant Inc.	103,706	11,368,252
Lindsay Corp.	98,481	9,521,143
Luxfer Holdings PLC	13,776	172,889
Meritor Inc.(a)(b)	481,485	10,082,296
Mueller Water Products Inc., Class A	85,918	892,688
Omega Flex Inc.	26,341	4,128,161

Security	Shares	Value

Machinery (continued)
Proto Labs Inc.(a)(b)	243,177	$31,491,421
RBC Bearings Inc.(a)	224,258	27,182,312
REV Group Inc.	28,069	221,464
Rexnord Corp.	83,841	2,501,815
Shyft Group Inc. (The)	312,968	5,908,836
SPX Corp.(a)	288,962	13,402,058
Tennant Co.	165,941	10,016,199
Watts Water Technologies Inc., Class A	111,032	11,119,855
Welbilt Inc.(a)	340,376	2,096,716

		278,030,061

Media — 0.4%
AMC Networks Inc., Class A(a)(b)	141,545	3,497,577
Cardlytics Inc.(a)(b)	238,678	16,843,506
Central European Media Enterprises Ltd., Class A(a)(b)	396,350	1,660,707
Daily Journal Corp.(a)(b)	8,320	2,013,440
Gray Television Inc.(a)	238,353	3,282,121
Loral Space & Communications Inc.	25,653	469,450
Meredith Corp.	179,391	2,353,610
TechTarget Inc.(a)(b)	211,813	9,311,299
WideOpenWest Inc.(a)(b)	243,016	1,261,253

		40,692,963

Metals & Mining — 0.5%
Caledonia Mining Corp. PLC	34,108	579,495
Compass Minerals International Inc.	309,953	18,395,711
Materion Corp.	57,671	3,000,622
NovaGold Resources Inc.(a)(b)	2,017,433	23,987,278

		45,963,106

Mortgage Real Estate Investment — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	33,562	1,418,666

Multiline Retail — 0.0%
Big Lots Inc.	28,803	1,284,614

Oil, Gas & Consumable Fuels — 0.1%
Ardmore Shipping Corp.	51,243	182,425
Contango Oil & Gas Co.(a)(b)	143,250	191,955
Dorian LPG Ltd.(a)(b)	56,333	451,227
Goodrich Petroleum Corp.(a)(b)	50,830	390,883
Magnolia Oil & Gas Corp., Class A(a)(b)	1,027,624	5,312,816
NextDecade Corp.(a)(b)	10,144	30,229
Uranium Energy Corp.(a)(b)	602,493	600,565

		7,160,100

Paper & Forest Products — 0.4%
Boise Cascade Co.	59,774	2,386,178
Louisiana-Pacific Corp.	1,026,074	30,279,444

		32,665,622

Personal Products — 0.5%
elf Beauty Inc.(a)(b)	412,853	7,584,109
Inter Parfums Inc.	161,054	6,015,367
Lifevantage Corp.(a)(b)	127,309	1,536,620
Medifast Inc.	102,442	16,846,587
USANA Health Sciences Inc.(a)(b)	104,826	7,720,435
Veru Inc.(a)(b)	460,534	1,206,599

		40,909,717

Pharmaceuticals — 3.1%
AcelRx Pharmaceuticals Inc.(a)	161,662	229,560
Aerie Pharmaceuticals Inc.(a)(b)	332,692	3,915,785

52

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Agile Therapeutics Inc.(a)(b)	587,330	$1,785,483
Amneal Pharmaceuticals Inc.(a)(b)	899,366	3,489,540
Amphastar Pharmaceuticals Inc.(a)(b)	333,652	6,255,975
ANI Pharmaceuticals Inc.(a)	45,985	1,297,237
Aquestive Therapeutics Inc.(a)(b)	184,594	896,204
Arvinas Inc.(a)(b)	265,228	6,262,033
Avenue Therapeutics Inc.(a)	61,903	670,409
Axsome Therapeutics Inc.(a)(b)	252,487	17,989,699
BioDelivery Sciences International Inc.(a)(b)	813,807	3,035,500
Cara Therapeutics Inc.(a)(b)	373,872	4,757,521
Cassava Sciences Inc.(a)(b)	76,646	882,195
Cerecor Inc.(a)(b)	321,995	732,539
Chiasma Inc.(a)(b)	450,676	1,937,907
Collegium Pharmaceutical Inc.(a)(b)	311,395	6,483,244
Corcept Therapeutics Inc.(a)(b)	875,689	15,241,367
CorMedix Inc.(a)(b)	256,152	1,544,597
Durect Corp.(a)(b)	1,867,339	3,193,150
Eloxx Pharmaceuticals Inc.(a)(b)	247,534	651,014
Endo International PLC(a)	876,572	2,892,688
Eton Pharmaceuticals Inc.(a)(b)	136,949	1,081,897
Evofem Biosciences Inc.(a)(b)	642,323	1,515,882
Evolus Inc.(a)(b)	85,140	332,897
Fulcrum Therapeutics Inc.(a)(b)	116,202	921,482
Harrow Health Inc.(a)(b)	207,897	1,162,144
IMARA Inc.(a)(b)	45,947	934,562
Innoviva Inc.(a)(b)	574,425	6,002,741
Intersect ENT Inc.(a)	295,008	4,811,580
Intra-Cellular Therapies Inc.(a)(b)	225,022	5,774,065
Kala Pharmaceuticals Inc.(a)(b)	358,951	2,692,132
Kaleido Biosciences Inc.(a)(b)	92,952	1,028,979
Liquidia Technologies Inc.(a)(b)	241,183	1,186,620
Lyra Therapeutics Inc.(a)(b)	35,683	398,936
Marinus Pharmaceuticals Inc.(a)(b)	224,383	2,883,322
MyoKardia Inc.(a)(b)	403,733	55,040,920
NGM Biopharmaceuticals Inc.(a)(b)	201,761	3,210,018
Ocular Therapeutix Inc.(a)(b)	546,937	4,162,191
Odonate Therapeutics Inc.(a)(b)	117,481	1,577,770
Omeros Corp.(a)(b)	535,275	5,408,954
Optinose Inc.(a)(b)	286,670	1,118,013
Osmotica Pharmaceuticals PLC(a)(b)	78,593	425,188
Pacira BioSciences Inc.(a)(b)	381,940	22,962,233
Paratek Pharmaceuticals Inc.(a)(b)	372,433	2,014,863
Phathom Pharmaceuticals Inc.(a)(b)	97,740	3,584,126
Phibro Animal Health Corp., Class A(b)	171,326	2,981,072
Pliant Therapeutics Inc.(a)(b)	72,650	1,645,523
Prestige Consumer Healthcare Inc.(a)(b)	160,895	5,859,796
Provention Bio Inc.(a)	438,151	5,621,477
Recro Pharma Inc.(a)	180,023	378,048
Relmada Therapeutics Inc.(a)(b)	132,302	4,977,201
Revance Therapeutics Inc.(a)(b)	438,152	11,015,141
Satsuma Pharmaceuticals Inc.(a)(b)	88,059	342,550
scPharmaceuticals Inc.(a)(b)	49,932	371,993
SIGA Technologies Inc.(a)(b)	474,688	3,261,107
Strongbridge Biopharma PLC(a)	305,197	640,914
Supernus Pharmaceuticals Inc.(a)(b)	101,058	2,106,049
TherapeuticsMD Inc.(a)(b)	1,804,165	2,850,581
Theravance Biopharma Inc.(a)(b)	358,809	5,304,991
Tricida Inc.(a)(b)	256,423	2,323,192
Verrica Pharmaceuticals Inc.(a)(b)	115,556	894,403
VYNE Therapeutics Inc.(a)(b)	195,923	325,232

Security	Shares	Value

Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)(b)	221,566	$1,881,095
Xeris Pharmaceuticals Inc.(a)(b)	384,428	2,279,658
Zogenix Inc.(a)(b)	504,136	9,039,158

		278,474,343

Professional Services — 1.4%
Akerna Corp.(a)(b)	83,376	303,489
ASGN Inc.(a)	383,108	24,350,345
Barrett Business Services Inc.	5,056	265,137
CBIZ Inc.(a)	78,622	1,798,085
CRA International Inc.	52,786	1,977,891
Exponent Inc.	467,223	33,654,073
Forrester Research Inc.(a)	98,848	3,241,226
Franklin Covey Co.(a)	116,353	2,064,102
Huron Consulting Group Inc.(a)	18,927	744,399
ICF International Inc.	81,906	5,039,676
Insperity Inc.	163,723	10,722,219
Kforce Inc.	178,955	5,756,982
Mastech Digital Inc.(a)	36,231	652,520
Red Violet Inc.(a)	60,205	1,111,384
TriNet Group Inc.(a)(b)	373,436	22,152,224
Upwork Inc.(a)(b)	846,564	14,764,076
Willdan Group Inc.(a)(b)	66,477	1,695,828

		130,293,656

Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA(a)	6,532	82,761
Cushman & Wakefield PLC(a)(b)	339,424	3,567,346
eXp World Holdings Inc.(a)	220,953	8,913,244
Fathom Holdings Inc.(a)(b)	13,684	215,386
Griffin Industrial Realty Inc.	15,852	847,290
Marcus & Millichap Inc.(a)	19,430	534,714
Maui Land & Pineapple Co. Inc.(a)(b)	31,456	340,354
Redfin Corp.(a)(b)	881,623	44,019,436
RMR Group Inc. (The), Class A	124,677	3,424,877
St. Joe Co. (The)(a)(b)	146,105	3,014,146

		64,959,554

Road & Rail — 0.8%
Avis Budget Group Inc.(a)(b)	477,190	12,559,641
Daseke Inc.(a)(b)	406,711	2,184,038
Marten Transport Ltd.	261,631	4,269,818
PAM Transportation Services Inc.(a)	2,655	99,828
Saia Inc.(a)(b)	239,072	30,156,542
Universal Logistics Holdings Inc.	49,418	1,030,859
Werner Enterprises Inc.	489,640	20,559,984

		70,860,710

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries Inc.(a)(b)	345,945	21,773,778
Ambarella Inc.(a)(b)	90,115	4,702,201
Amkor Technology Inc.(a)(b)	153,933	1,724,050
Atomera Inc.(a)(b)	146,151	1,527,278
Axcelis Technologies Inc.(a)	277,661	6,108,542
Brooks Automation Inc.	660,692	30,563,612
CEVA Inc.(a)	197,065	7,758,449
CMC Materials Inc.	263,968	37,697,270
Cohu Inc.(b)	24,059	413,334
CyberOptics Corp.(a)	64,432	2,051,515
Diodes Inc.(a)(b)	66,522	3,755,167
DSP Group Inc.(a)(b)	185,042	2,438,853
FormFactor Inc.(a)	704,133	17,554,036
Ichor Holdings Ltd.(a)	200,427	4,323,210

53

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Impinj Inc.(a)(b)	152,595	$4,020,878
Lattice Semiconductor Corp.(a)(b)	1,222,757	35,411,043
MACOM Technology Solutions Holdings Inc.(a)(b)	426,344	14,499,959
Maxeon Solar Technologies Ltd.(a)(b)	63,032	1,069,023
MaxLinear Inc.(a)(b)	370,346	8,606,841
NeoPhotonics Corp.(a)(b)	310,710	1,892,224
NVE Corp.	39,316	1,929,629
Onto Innovation Inc.(a)(b)	106,124	3,160,373
PDF Solutions Inc.(a)(b)	242,912	4,544,883
Pixelworks Inc.(a)	308,687	632,808
Power Integrations Inc.(b)	536,404	29,716,782
Semtech Corp.(a)(b)	587,302	31,103,514
Silicon Laboratories Inc.(a)(b)	394,020	38,554,857
SiTime Corp.(a)(b)	82,452	6,928,441
SMART Global Holdings Inc.(a)(b)	120,899	3,305,379
SunPower Corp.(a)(b)	480,909	6,016,172
Synaptics Inc.(a)(b)	292,774	23,544,885
Ultra Clean Holdings Inc.(a)(b)	363,773	7,806,569

		365,135,555

Software — 9.6%
8x8 Inc.(a)	937,698	14,581,204
A10 Networks Inc.(a)	553,849	3,528,018
ACI Worldwide Inc.(a)(b)	1,042,478	27,239,950
Agilysys Inc.(a)(b)	165,024	3,986,980
Alarm.com Holdings Inc.(a)(b)	432,562	23,899,050
Altair Engineering Inc., Class A(a)(b)	387,168	16,253,313
American Software Inc./GA, Class A	272,315	3,823,303
Appfolio Inc., Class A(a)(b)	148,667	21,082,467
Appian Corp.(a)(b)	324,084	20,984,439
Avaya Holdings Corp.(a)	750,634	11,409,637
Benefitfocus Inc.(a)	261,498	2,928,778
Blackbaud Inc.	450,038	25,125,622
Blackline Inc.(a)(b)	456,351	40,902,740
Bottomline Technologies DE Inc.(a)	393,281	16,580,727
Box Inc., Class A(a)(b)	1,263,865	21,940,696
ChannelAdvisor Corp.(a)	250,177	3,620,061
Cloudera Inc.(a)(b)	904,656	9,851,704
CommVault Systems Inc.(a)	379,337	15,476,950
Cornerstone OnDemand Inc.(a)(b)	552,931	20,104,571
Digimarc Corp.(a)(b)	102,813	2,295,814
Digital Turbine Inc.(a)(b)	750,129	24,559,223
Domo Inc., Class B(a)	233,688	8,957,261
Ebix Inc.	130,691	2,692,235
eGain Corp.(a)	70,453	998,319
Envestnet Inc.(a)(b)	483,076	37,274,144
Intelligent Systems Corp.(a)(b)	69,045	2,691,374
j2 Global Inc.(a)	411,962	28,516,010
LivePerson Inc.(a)(b)	561,249	29,179,335
MicroStrategy Inc., Class A(a)	43,996	6,624,038
Mimecast Ltd.(a)(b)	520,173	24,406,517
Mitek Systems Inc.(a)(b)	281,243	3,583,036
MobileIron Inc.(a)(b)	887,028	6,218,066
Model N Inc.(a)(b)	309,859	10,931,826
OneSpan Inc.(a)(b)	302,801	6,346,709
Park City Group Inc.(a)(b)	23,832	117,492
Ping Identity Holding Corp.(a)(b)	334,347	10,434,970
Progress Software Corp.	407,832	14,959,278
PROS Holdings Inc.(a)(b)	358,980	11,465,821
Q2 Holdings Inc.(a)(b)	451,313	41,186,824
QAD Inc., Class A(b)	105,480	4,451,256

Security	Shares	Value

Software (continued)
Qualys Inc.(a)(b)	309,828	$30,366,242
Rapid7 Inc.(a)(b)	458,720	28,092,013
Rimini Street Inc.(a)	190,753	614,225
Rosetta Stone Inc.(a)	23,679	709,896
SailPoint Technologies Holding Inc.(a)(b)	801,134	31,700,872
Sapiens International Corp. NV	233,231	7,132,204
SecureWorks Corp., Class A(a)(b)	9,840	112,078
ShotSpotter Inc.(a)(b)	71,850	2,230,224
Smith Micro Software Inc.(a)(b)	310,615	1,158,594
Sprout Social Inc., Class A(a)	246,582	9,493,407
SPS Commerce Inc.(a)	320,244	24,937,400
SVMK Inc.(a)	1,102,869	24,384,434
Telenav Inc.(a)	118,971	428,296
Tenable Holdings Inc.(a)(b)	635,039	23,972,722
Upland Software Inc.(a)(b)	237,808	8,965,362
Varonis Systems Inc.(a)(b)	283,749	32,750,310
Verint Systems Inc.(a)	260,113	12,532,244
Veritone Inc.(a)(b)	217,835	1,995,369
VirnetX Holding Corp.	304,623	1,605,363
Workiva Inc.(a)	356,724	19,890,930
Xperi Holding Corp.	69,654	800,324
Yext Inc.(a)(b)	918,613	13,944,545
Zix Corp.(a)(b)	495,657	2,894,637
Zuora Inc., Class A(a)(b)	914,494	9,455,868

		871,377,317

Specialty Retail — 2.2%
Aaron’s Inc.	78,043	4,421,136
America’s Car-Mart Inc./TX(a)(b)	43,068	3,655,612
Asbury Automotive Group Inc.(a)	68,396	6,665,190
Boot Barn Holdings Inc.(a)(b)	236,849	6,664,931
Camping World Holdings Inc., Class A	297,468	8,849,673
Children’s Place Inc. (The)	89,959	2,550,338
Envela Corp.(a)	60,860	261,089
GrowGeneration Corp.(a)(b)	324,236	5,181,291
Lithia Motors Inc., Class A(b)	99,341	22,643,788
Lumber Liquidators Holdings Inc.(a)(b)	36,345	801,407
Monro Inc.	147,107	5,968,131
Murphy USA Inc.(a)(b)	250,868	32,178,838
National Vision Holdings Inc.(a)(b)	606,559	23,194,816
OneWater Marine Inc., Class A(a)	47,665	976,656
Rent-A-Center Inc./TX	390,328	11,666,904
RH(a)(b)	141,444	54,119,303
Sleep Number Corp.(a)(b)	94,183	4,606,491
Sportsman’s Warehouse Holdings Inc.(a)(b)	388,286	5,556,373
Winmark Corp.	7,495	1,290,489

		201,252,456

Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology Inc.(a)(b)	279,129	2,389,344
Diebold Nixdorf Inc.(a)	260,198	1,987,913
Immersion Corp.(a)(b)	123,800	872,790
Intevac Inc.(a)	50,093	276,012
Quantum Corp.(a)(b)	49,552	227,939
Super Micro Computer Inc.(a)(b)	116,879	3,085,606

		8,839,604

Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)(b)	607,421	25,955,099
Deckers Outdoor Corp.(a)	254,474	55,986,825
Steven Madden Ltd.	326,776	6,372,132

54

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Superior Group of Companies Inc.	15,937	$370,217

		88,684,273

Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)(b)	43,490	1,013,752
Columbia Financial Inc.(a)(b)	130,214	1,445,375
Federal Agricultural Mortgage Corp., Class C, NVS	17,620	1,121,689
FS Bancorp. Inc.	3,979	163,139
Greene County Bancorp. Inc.	3,882	84,201
Hingham Institution For Savings (The)	844	155,296
Kearny Financial Corp./MD	200,321	1,444,314
Luther Burbank Corp.	9,810	81,914
NMI Holdings Inc., Class A(a)(b)	41,390	736,742
PennyMac Financial Services Inc.	46,461	2,700,313
Walker & Dunlop Inc.	21,595	1,144,535
Waterstone Financial Inc.	11,020	170,700

		10,261,970

Tobacco — 0.0%
Turning Point Brands Inc.	107,169	2,990,015
Vector Group Ltd.	145,383	1,408,761

		4,398,776

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	138,624	7,638,183
CAI International Inc.	27,751	763,985
EVI Industries Inc.(a)(b)	45,065	1,199,180
Foundation Building Materials Inc.(a)(b)	40,349	634,286
Herc Holdings Inc.(a)	12,428	492,273
Lawson Products Inc./DE(a)	24,941	1,023,329
SiteOne Landscape Supply Inc.(a)(b)	399,479	48,716,464
Systemax Inc.	74,931	1,793,848
Transcat Inc.(a)	64,581	1,892,223

		64,153,771

Water Utilities — 0.8%
American States Water Co.	335,808	25,168,810
Artesian Resources Corp., Class A, NVS	4,335	149,427
Cadiz Inc.(a)(b)	104,492	1,037,606
California Water Service Group	416,002	18,075,287
Global Water Resources Inc.	112,538	1,213,160
Middlesex Water Co.	155,183	9,644,623
Pure Cycle Corp.(a)	180,382	1,625,242
SJW Group	126,863	7,720,882
York Water Co. (The)	118,615	5,013,856

		69,648,893

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	397,708	4,054,633
Gogo Inc.(a)(b)	470,964	4,351,707
Shenandoah Telecommunications Co.(b)	439,482	19,528,383

		27,934,723

Total Common Stocks — 99.8% (Cost: $8,644,695,026)		9,060,043,707

Short-Term Investments

Money Market Funds — 18.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(e)(f)	1,668,402,981	1,669,904,543

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	10,210,000	$10,210,000

		1,680,114,543

Total Short-Term Investments — 18.5% (Cost: $1,678,800,283)		1,680,114,543

Total Investments in Securities — 118.3% (Cost: $10,323,495,309)		10,740,158,250

Other Assets, Less Liabilities — (18.3)%		(1,664,272,258)

Net Assets — 100.0%		$9,075,885,992

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS             Non-Voting Shares

55

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
AAR Corp.	291,300	$5,476,440
Astronics Corp.(a)	205,167	1,583,889
Cubic Corp.(b)	242,591	14,111,519
Ducommun Inc.(a)	93,588	3,080,917
Kaman Corp.	215,405	8,394,333
Maxar Technologies Inc.(b)	531,510	13,255,859
Moog Inc., Class A	257,850	16,381,211
National Presto Industries Inc.	41,536	3,400,137
Park Aerospace Corp.	169,752	1,853,692
Parsons Corp.(a)(b)	55,510	1,861,805
Triumph Group Inc.	444,287	2,892,308
Vectrus Inc.(a)	62,956	2,392,328

		74,684,438

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings Inc.(a)(b)	208,579	12,702,461
Echo Global Logistics Inc.(a)	227,414	5,860,459
Forward Air Corp.	92,516	5,308,568
Hub Group Inc., Class A(a)	284,748	14,292,926
Radiant Logistics Inc.(a)	344,293	1,769,666

		39,934,080

Airlines — 0.6%
Allegiant Travel Co.	99,825	11,959,035
Hawaiian Holdings Inc.	393,255	5,069,057
Mesa Air Group Inc.(a)	250,119	737,851
SkyWest Inc.	426,537	12,736,395
Spirit Airlines Inc.(a)(b)	771,527	12,421,584

		42,923,922

Auto Components — 1.4%
Adient PLC(a)	766,963	13,291,469
American Axle & Manufacturing Holdings Inc.(a)(b)	978,483	5,645,847
Cooper Tire & Rubber Co.	439,306	13,926,000
Cooper-Standard Holdings Inc.(a)	147,677	1,950,813
Dana Inc.	1,261,009	15,535,631
Goodyear Tire & Rubber Co. (The)	2,007,901	15,400,601
Modine Manufacturing Co.(a)(b)	430,547	2,690,919
Motorcar Parts of America Inc.(a)(b)	145,048	2,256,947
Standard Motor Products Inc.	155,347	6,936,243
Stoneridge Inc.(a)(b)	224,921	4,131,799
Tenneco Inc., Class A(a)	450,374	3,125,596
Workhorse Group Inc.(a)(b)	818,952	20,703,106

		105,594,971

Banks — 14.2%
1st Constitution Bancorp	79,916	951,000
1st Source Corp.	141,784	4,372,619
ACNB Corp.	74,327	1,546,002
Allegiance Bancshares Inc.(b)	163,238	3,814,872
Altabancorp	132,753	2,670,990
Amalgamated Bank, Class A	118,620	1,255,000
Amerant Bancorp Inc.(a)	199,416	1,856,563
American National Bankshares Inc.	95,926	2,006,772
Ameris Bancorp	575,951	13,120,164
Ames National Corp.	74,523	1,258,693
Arrow Financial Corp.	116,370	2,919,723
Atlantic Capital Bancshares Inc.(a)	181,538	2,060,456
Atlantic Union Bankshares Corp.	679,461	14,520,082
Auburn National Bancorp. Inc.	20,616	747,536
Banc of California Inc.	388,117	3,927,744

Security	Shares	Value

Banks (continued)
BancFirst Corp.	163,136	$6,662,474
Bancorp. Inc. (The)(a)	446,251	3,855,609
BancorpSouth Bank	859,219	16,651,664
Bank First Corp.	4,030	236,561
Bank of Commerce Holdings	131,424	916,025
Bank of Marin Bancorp., Class A	113,385	3,283,630
Bank of NT Butterfield & Son Ltd. (The)	443,149	9,873,360
Bank of Princeton (The)	43,247	785,798
Bank7 Corp.	23,069	216,849
BankFinancial Corp.	115,667	835,116
BankUnited Inc.	798,147	17,487,401
Bankwell Financial Group Inc.	61,200	865,980
Banner Corp.	301,727	9,733,713
Bar Harbor Bankshares	130,148	2,674,541
Baycom Corp.(a)(b)	68,545	706,014
BCB Bancorp. Inc.	127,808	1,022,464
Berkshire Hills Bancorp. Inc.	389,359	3,936,419
Boston Private Financial Holdings Inc.	712,802	3,934,667
Bridge Bancorp. Inc.	143,938	2,508,839
Brookline Bancorp. Inc.	671,648	5,806,397
Bryn Mawr Bank Corp.	169,171	4,207,283
Business First Bancshares Inc.	163,705	2,455,575
Byline Bancorp Inc.(b)	208,768	2,354,903
C&F Financial Corp.	29,627	879,922
Cadence BanCorp	1,073,708	9,223,152
California Bancorp Inc.(a)(b)	66,738	756,142
Cambridge Bancorp	44,339	2,357,061
Camden National Corp.	128,313	3,878,260
Capital Bancorp Inc./MD(a)(b)	65,016	615,051
Capital City Bank Group Inc.	120,268	2,259,836
Capstar Financial Holdings Inc.	143,880	1,411,463
Carter Bank & Trust	202,483	1,346,512
Cathay General Bancorp	660,199	14,313,114
CB Financial Services Inc.	47,466	905,651
CBTX Inc.	150,907	2,465,820
Central Pacific Financial Corp.	236,254	3,205,967
Central Valley Community Bancorp	96,719	1,194,480
Century Bancorp. Inc./MA, Class A, NVS	19,873	1,306,451
Chemung Financial Corp.	32,223	930,278
ChoiceOne Financial Services Inc.	59,921	1,559,144
CIT Group Inc.	855,466	15,150,303
Citizens & Northern Corp.	118,222	1,919,925
Citizens Holding Co.	36,826	825,639
City Holding Co.	137,697	7,932,724
Civista Bancshares Inc.	139,273	1,743,698
CNB Financial Corp./PA	128,650	1,913,025
Coastal Financial Corp./WA(a)(b)	66,639	816,328
Codorus Valley Bancorp. Inc.	87,358	1,144,390
Colony Bankcorp Inc.	62,716	674,197
Columbia Banking System Inc.	624,150	14,885,977
Community Bank System Inc.	459,760	25,038,530
Community Bankers Trust Corp.	192,387	977,326
Community Financial Corp. (The)	42,606	909,638
Community Trust Bancorp. Inc.	133,686	3,777,966
ConnectOne Bancorp. Inc.	320,995	4,516,400
County Bancorp. Inc.	48,257	907,232
CrossFirst Bankshares Inc.(a)(b)	412,998	3,588,953
Customers Bancorp. Inc.(a)(b)	229,190	2,566,928
CVB Financial Corp.	1,123,781	18,688,478
Dime Community Bancshares Inc.	251,793	2,847,779

56

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Eagle Bancorp. Inc.	277,700	$7,439,583
Eagle Bancorp. Montana Inc.	55,445	976,941
Enterprise Bancorp. Inc./MA	77,425	1,627,473
Enterprise Financial Services Corp.	208,921	5,697,276
Equity Bancshares Inc., Class A(a)(b)	127,903	1,982,496
Esquire Financial Holdings Inc.(a)(b)	39,038	585,570
Evans Bancorp. Inc.	39,679	882,858
Farmers & Merchants Bancorp. Inc./Archbold OH	87,247	1,745,812
Farmers National Banc Corp.	227,946	2,489,170
FB Financial Corp.	270,422	6,793,001
Fidelity D&D Bancorp. Inc.	34,504	1,680,690
Financial Institutions Inc.	139,505	2,148,377
First Bancorp. Inc./ME	88,695	1,869,691
First BanCorp./Puerto Rico	1,867,636	9,749,060
First Bancorp./Southern Pines NC	245,784	5,144,259
First Bancshares Inc. (The)	178,425	3,741,572
First Bank/Hamilton NJ	121,406	752,717
First Busey Corp.	438,067	6,960,885
First Business Financial Services Inc.	68,709	981,852
First Capital Inc.	27,459	1,539,077
First Choice Bancorp	99,191	1,318,248
First Commonwealth Financial Corp.	855,218	6,619,387
First Community Bankshares Inc.	150,628	2,718,835
First Community Corp./SC	63,049	859,358
First Financial Bancorp	842,814	10,117,982
First Financial Corp./IN	116,916	3,671,162
First Foundation Inc.	260,270	3,401,729
First Guaranty Bancshares Inc.	33,467	405,285
First Internet Bancorp	80,676	1,188,357
First Interstate BancSystem Inc., Class A	363,844	11,588,431
First Merchants Corp.	467,438	10,825,864
First Mid Bancshares Inc.	128,147	3,197,268
First Midwest Bancorp. Inc.	996,762	10,745,094
First Northwest Bancorp	68,750	680,625
First of Long Island Corp. (The)	200,008	2,962,118
First Savings Financial Group Inc.	17,191	934,159
First United Corp.	61,062	715,036
First Western Financial Inc.(a)	45,710	591,945
Flushing Financial Corp.	237,482	2,498,311
FNCB Bancorp Inc.	146,009	776,768
Franklin Financial Services Corp.	35,871	766,922
Fulton Financial Corp.	1,380,248	12,877,714
FVCBankcorp Inc.(a)(b)	98,117	981,170
German American Bancorp. Inc.	214,099	5,810,647
Glacier Bancorp. Inc.	745,418	23,890,647
Great Southern Bancorp. Inc.	95,744	3,467,848
Great Western Bancorp. Inc.(b)	485,536	6,044,923
Guaranty Bancshares Inc./TX	55,288	1,376,118
Hancock Whitney Corp.	750,917	14,124,749
Hanmi Financial Corp.	244,493	2,007,288
Harborone Bancorp Inc.(a)(b)	455,481	3,675,732
Hawthorn Bancshares Inc.	50,680	959,879
HBT Financial Inc.	89,310	1,002,058
Heartland Financial USA Inc.	301,725	9,050,241
Heritage Commerce Corp.	512,812	3,412,764
Heritage Financial Corp./WA	307,469	5,654,355
Hilltop Holdings Inc.	624,503	12,852,272
Home BancShares Inc./AR	1,330,011	20,162,967
HomeTrust Bancshares Inc.	137,338	1,865,050
Hope Bancorp Inc.	1,020,535	7,740,758

Security	Shares	Value

Banks (continued)
Horizon Bancorp Inc./IN	370,560	$3,738,950
Howard Bancorp. Inc.(a)(b)	106,230	953,945
Independent Bank Corp.	266,068	13,936,642
Independent Bank Corp./MI	186,010	2,338,146
Independent Bank Group Inc.	321,223	14,191,632
International Bancshares Corp.	462,119	12,042,821
Investar Holding Corp.	91,256	1,169,902
Investors Bancorp. Inc.	1,445,078	10,491,266
Lakeland Bancorp. Inc.	423,714	4,215,954
Lakeland Financial Corp.	201,033	8,282,560
Landmark Bancorp. Inc./Manhattan KS	32,440	692,594
LCNB Corp.	106,958	1,459,977
Level One Bancorp. Inc.	42,497	662,953
Limestone Bancorp. Inc.(a)	41,677	438,442
Live Oak Bancshares Inc.(b)	243,853	6,176,796
Macatawa Bank Corp.	231,334	1,510,611
Mackinac Financial Corp.	85,203	822,209
MainStreet Bancshares Inc.(a)	56,107	686,750
Mercantile Bank Corp.	136,330	2,456,667
Meridian Corp.(b)	38,321	618,118
Metrocity Bankshares Inc.	156,555	2,061,829
Metropolitan Bank Holding Corp.(a)	64,213	1,797,964
Mid Penn Bancorp. Inc.	58,865	1,018,953
Middlefield Banc Corp.	53,168	1,026,142
Midland States Bancorp. Inc.	186,171	2,392,297
MidWestOne Financial Group Inc.	128,832	2,302,228
MVB Financial Corp.	87,129	1,391,450
National Bank Holdings Corp., Class A	194,520	5,106,150
National Bankshares Inc.	55,954	1,417,315
NBT Bancorp. Inc.	369,098	9,899,208
Nicolet Bankshares Inc.(a)(b)	80,956	4,421,007
Northeast Bank(a)	63,126	1,161,518
Northrim Bancorp. Inc.	54,335	1,384,999
Norwood Financial Corp.	51,285	1,247,251
Oak Valley Bancorp	57,596	660,050
OceanFirst Financial Corp.	514,908	7,049,091
OFG Bancorp	440,619	5,490,113
Ohio Valley Banc Corp.	36,395	751,921
Old National Bancorp./IN	1,428,180	17,937,941
Old Second Bancorp. Inc.	252,618	1,893,372
Origin Bancorp Inc.(b)	193,120	4,125,043
Orrstown Financial Services Inc.	98,525	1,261,120
Pacific Premier Bancorp. Inc.	695,184	14,001,006
Park National Corp.	124,355	10,192,136
Parke Bancorp. Inc.	99,125	1,183,553
Partners Bancorp	88,305	497,157
PCB Bancorp	118,357	1,040,358
Peapack Gladstone Financial Corp.	158,446	2,400,457
Penns Woods Bancorp. Inc.	61,015	1,211,148
Peoples Bancorp. Inc./OH	162,973	3,111,155
Peoples Bancorp. of North Carolina Inc.	40,788	629,359
Peoples Financial Services Corp.	60,789	2,113,026
Plumas Bancorp	41,877	824,139
Preferred Bank/Los Angeles CA	119,305	3,832,077
Premier Financial Bancorp. Inc.	116,581	1,259,075
Professional Holding Corp., Class A(a)(b)	92,980	1,246,862
QCR Holdings Inc.	126,958	3,479,919
RBB Bancorp	149,931	1,700,218
Red River Bancshares Inc.(b)	43,373	1,865,039
Reliant Bancorp Inc.	122,979	1,783,195

57

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Renasant Corp.	474,134	$10,772,324
Republic Bancorp. Inc./KY, Class A	86,198	2,427,336
Republic First Bancorp. Inc.(a)	371,683	735,932
Richmond Mutual Bancorp. Inc.(b)	99,959	1,057,566
S&T Bancorp. Inc.	337,502	5,970,410
Salisbury Bancorp. Inc.	22,471	710,308
Sandy Spring Bancorp. Inc.	400,465	9,242,732
SB Financial Group Inc.	62,604	844,528
Seacoast Banking Corp. of Florida(a)	447,761	8,073,131
Select Bancorp. Inc.(a)	135,926	977,308
ServisFirst Bancshares Inc.	108,812	3,702,872
Shore Bancshares Inc.	107,582	1,181,250
Sierra Bancorp	121,354	2,037,534
Silvergate Capital Corp., Class A(a)(b)	136,476	1,965,254
Simmons First National Corp., Class A	938,384	14,878,078
SmartFinancial Inc.	129,048	1,753,762
South Plains Financial Inc.	90,569	1,123,961
South State Corp.	608,422	29,295,519
Southern First Bancshares Inc.(a)	63,885	1,542,823
Southern National Bancorp. of Virginia Inc.	171,358	1,487,387
Southside Bancshares Inc.	274,641	6,709,480
Spirit of Texas Bancshares Inc.(a)	118,485	1,322,293
Stock Yards Bancorp. Inc.	151,916	5,171,221
Summit Financial Group Inc.	99,559	1,474,469
Texas Capital Bancshares Inc.(a)	440,922	13,725,902
Tompkins Financial Corp.	124,750	7,087,047
TowneBank/Portsmouth VA	581,986	9,544,570
TriCo Bancshares	229,689	5,625,084
TriState Capital Holdings Inc.(a)	239,255	3,167,736
Triumph Bancorp. Inc.(a)(b)	194,372	6,052,744
Trustmark Corp.	545,698	11,683,394
UMB Financial Corp.	379,214	18,585,278
United Bankshares Inc./WV	1,076,451	23,111,403
United Community Banks Inc./GA	680,920	11,527,976
United Security Bancshares/Fresno CA	136,101	831,577
Unity Bancorp. Inc.	63,827	739,117
Univest Financial Corp.	248,026	3,564,134
Valley National Bancorp	3,464,201	23,729,777
Veritex Holdings Inc.	414,827	7,064,504
Washington Trust Bancorp. Inc.	148,304	4,547,001
WesBanco Inc.	568,507	12,143,310
West Bancorp. Inc.	119,638	1,895,066
Westamerica Bancorp	196,956	10,704,559

		1,100,643,095

Beverages — 0.3%
Craft Brew Alliance Inc.(a)(b)	93,367	1,541,489
MGP Ingredients Inc.	28,249	1,122,615
NewAge Inc.(a)(b)	422,757	731,370
Primo Water Corp.(b)	1,361,501	19,333,314

		22,728,788

Biotechnology — 3.1%
Abeona Therapeutics Inc.(a)(b)	356,080	363,202
ADMA Biologics Inc.(a)(b)	65,100	155,589
Aduro Biotech Inc.(a)	95,900	233,037
Adverum Biotechnologies Inc.(a)(b)	104,162	1,072,869
Aeglea BioTherapeutics Inc.(a)(b)	58,494	414,722
Akcea Therapeutics Inc.(a)	79,741	1,446,502
Akouos Inc.(a)(b)	25,794	589,909
Albireo Pharma Inc.(a)(b)	34,716	1,158,473

Security	Shares	Value

Biotechnology (continued)
Allovir Inc.(a)(b)	32,041	$881,127
ALX Oncology Holdings Inc.(a)(b)	17,160	647,618
AnaptysBio Inc.(a)	185,436	2,735,181
Anika Therapeutics Inc.(a)(b)	121,391	4,296,027
Annexon Inc.(a)	26,211	792,359
Applied Genetic Technologies Corp./DE(a)	207,862	1,010,209
Applied Molecular Transport Inc.(a)(b)	22,306	709,777
Aptinyx Inc.(a)(b)	221,856	749,873
Arena Pharmaceuticals Inc.(a)(b)	464,024	34,704,355
Assembly Biosciences Inc.(a)	130,130	2,139,337
Atara Biotherapeutics Inc.(a)(b)	162,528	2,106,363
Atreca Inc., Class A(a)(b)	11,656	162,834
AVEO Pharmaceuticals Inc.(a)(b)	53,685	318,889
Avid Bioservices Inc.(a)(b)	50,092	381,701
Avidity Biosciences Inc.(a)(b)	30,072	846,527
Axcella Health Inc.(a)(b)	4,103	18,956
Beyondspring Inc.(a)(b)	9,345	124,382
BioCryst Pharmaceuticals Inc.(a)(b)	322,445	1,107,599
Cabaletta Bio Inc.(a)	116,749	1,265,559
Calyxt Inc.(a)(b)	6,115	33,571
CASI Pharmaceuticals Inc.(a)	56,834	86,956
Catabasis Pharmaceutical Inc.(a)	47,596	294,619
Catalyst Biosciences Inc.(a)	186,778	803,145
Cellular Biomedicine Group Inc.(a)	39,833	730,537
CEL-SCI Corp.(a)(b)	39,619	505,142
Checkmate Pharmaceuticals Inc.(a)(b)	7,543	86,820
Chimerix Inc.(a)	418,361	1,041,719
Cidara Therapeutics Inc.(a)(b)	74,589	212,579
Concert Pharmaceuticals Inc.(a)(b)	248,593	2,441,183
Cortexyme Inc.(a)(b)	10,028	501,400
Cyclerion Therapeutics Inc.(a)	190,596	1,158,824
Cytokinetics Inc.(a)(b)	69,869	1,512,664
Dyadic International Inc.(a)(b)	29,645	224,413
Dynavax Technologies Corp.(a)(b)	119,253	515,173
Enanta Pharmaceuticals Inc.(a)(b)	151,570	6,938,875
Enochian Biosciences Inc.(a)(b)	112,935	404,307
Epizyme Inc.(a)(b)	286,862	3,422,264
Exicure Inc.(a)(b)	91,871	160,774
FibroGen Inc.(a)(b)	104,246	4,286,596
Five Prime Therapeutics Inc.(a)(b)	232,162	1,091,161
Forma Therapeutics Holdings Inc.(a)(b)	29,049	1,447,802
G1 Therapeutics Inc.(a)(b)	160,363	1,852,193
Generation Bio Co.(a)(b)	21,889	676,589
Geron Corp.(a)(b)	2,488,274	4,329,597
GlycoMimetics Inc.(a)	299,832	920,484
Gossamer Bio Inc.(a)(b)	285,881	3,547,783
Gritstone Oncology Inc.(a)(b)	228,474	605,456
Hookipa Pharma Inc.(a)(b)	3,522	33,353
iBio Inc.(a)(b)	54,123	109,870
Ideaya Biosciences Inc.(a)(b)	110,497	1,387,842
Immunic Inc.(a)	14,059	261,076
ImmunoGen Inc.(a)(b)	860,553	3,097,991
Inozyme Pharma Inc.(a)(b)	13,965	367,140
iTeos Therapeutics Inc.(a)(b)	19,057	470,136
IVERIC bio Inc.(a)(b)	694,169	3,915,113
Jounce Therapeutics Inc.(a)	153,644	1,253,735
KalVista Pharmaceuticals Inc.(a)(b)	97,309	1,225,120
Keros Therapeutics Inc.(a)(b)	5,127	197,748
Kezar Life Sciences Inc.(a)	267,987	1,297,057
Kindred Biosciences Inc.(a)	54,276	232,844

58

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	13,779	$211,094
MacroGenics Inc.(a)	296,161	7,460,296
Magenta Therapeutics Inc.(a)(b)	26,151	177,827
Marker Therapeutics Inc.(a)(b)	94,921	142,381
MEI Pharma Inc.(a)(b)	139,868	436,388
MeiraGTx Holdings PLC(a)	19,320	255,797
Mirum Pharmaceuticals Inc.(a)(b)	28,206	543,530
Momenta Pharmaceuticals Inc.(a)	63,810	3,348,749
Myriad Genetics Inc.(a)(b)	620,735	8,094,384
NantKwest Inc.(a)(b)	37,564	260,506
Natera Inc.(a)(b)	37,760	2,727,782
NextCure Inc.(a)(b)	10,036	88,317
Nkarta Inc.(a)(b)	29,182	877,211
Novavax Inc.(a)(b)	391,198	42,386,303
Nurix Therapeutics Inc.(a)	19,793	690,974
Nymox Pharmaceutical Corp.(a)(b)	28,576	70,297
OPKO Health Inc.(a)(b)	3,469,415	12,802,141
Orgenesis Inc.(a)(b)	128,260	646,430
ORIC Pharmaceuticals Inc.(a)(b)	5,839	146,033
Pandion Therapeutics Inc.(a)	12,576	144,121
Passage Bio Inc.(a)(b)	45,935	602,208
PDL BioPharma Inc.(a)(b)	967,964	3,049,087
Poseida Therapeutics Inc.(a)	22,885	202,990
Precigen Inc.(a)	149,714	523,999
Precision BioSciences Inc.(a)(b)	27,391	168,729
Prothena Corp. PLC(a)(b)	271,648	2,713,764
Relay Therapeutics Inc.(a)(b)	58,375	2,486,191
Rubius Therapeutics Inc.(a)(b)	257,771	1,291,433
Savara Inc.(a)(b)	404,934	441,378
Selecta Biosciences Inc.(a)(b)	321,788	798,034
Soleno Therapeutics Inc.(a)(b)	39,134	98,226
Solid Biosciences Inc.(a)(b)	197,562	401,051
Spectrum Pharmaceuticals Inc.(a)	1,252,097	5,108,556
Spero Therapeutics Inc.(a)	15,337	171,161
Sutro Biopharma Inc.(a)(b)	27,092	272,275
TCR2 Therapeutics Inc.(a)	205,783	4,181,511
TG Therapeutics Inc.(a)(b)	140,976	3,772,518
Turning Point Therapeutics Inc.(a)(b)	19,915	1,739,774
UroGen Pharma Ltd.(a)(b)	66,019	1,273,506
Vanda Pharmaceuticals Inc.(a)	465,629	4,497,976
Vaxart Inc.(a)(b)	58,921	391,825
Vaxcyte Inc.(a)(b)	32,953	1,627,219
VBI Vaccines Inc.(a)(b)	283,737	811,488
Verastem Inc.(a)(b)	853,574	1,032,825
Vericel Corp.(a)(b)	46,068	853,640
Viking Therapeutics Inc.(a)(b)	536,695	3,123,565
X4 Pharmaceuticals Inc.(a)(b)	144,734	979,849
XBiotech Inc.(a)(b)	123,677	2,360,994
Xencor Inc.(a)	26,356	1,022,349
XOMA Corp.(a)(b)	10,834	204,113
Zentalis Pharmaceuticals Inc.(a)(b)	6,840	223,600
ZIOPHARM Oncology Inc.(a)(b)	596,836	1,504,027

		243,555,049

Building Products — 1.1%
American Woodmark Corp.(a)	147,341	11,572,162
Apogee Enterprises Inc.	188,908	4,036,964
Builders FirstSource Inc.(a)	92,246	3,009,064
Caesarstone Ltd.	196,185	1,922,613
Cornerstone Building Brands Inc.(a)(b)	224,002	1,787,536
Gibraltar Industries Inc.(a)	218,899	14,259,081

Security	Shares	Value

Building Products (continued)
Griffon Corp.	373,395	$7,296,138
Insteel Industries Inc.	161,254	3,015,450
JELD-WEN Holding Inc.(a)(b)	591,836	13,375,494
Patrick Industries Inc.	10,813	621,964
PGT Innovations Inc.(a)	310,806	5,445,321
Quanex Building Products Corp.	284,868	5,252,966
Resideo Technologies Inc.(a)	1,073,339	11,806,729
UFP Industries Inc.	81,232	4,590,420

		87,991,902

Capital Markets — 1.6%
Artisan Partners Asset Management Inc., Class A	279,193	10,885,735
Assetmark Financial Holdings Inc.(a)(b)	82,917	1,802,615
Associated Capital Group Inc., Class A	16,511	596,542
B. Riley Financial Inc.	165,432	4,145,726
BGC Partners Inc., Class A	2,649,942	6,359,861
Blucora Inc.(a)	418,423	3,941,545
Calamos Asset Management Inc.(a)(c)	155,324	2
Cowen Inc., Class A(b)	149,621	2,434,334
Diamond Hill Investment Group Inc.	27,172	3,432,367
Donnelley Financial Solutions Inc.(a)	264,488	3,533,560
Federated Hermes Inc.	593,571	12,767,712
GAMCO Investors Inc., Class A	4,568	52,852
Oppenheimer Holdings Inc., Class A, NVS	78,686	1,756,271
Piper Sandler Cos	151,473	11,057,529
Safeguard Scientifics Inc.	182,815	1,001,826
Sculptor Capital Management Inc.	164,703	1,933,613
Silvercrest Asset Management Group Inc., Class A	39,532	413,505
Stifel Financial Corp.	579,395	29,294,211
StoneX Group Inc.(a)	131,562	6,730,712
Value Line Inc.	1,498	37,001
Virtus Investment Partners Inc.	58,231	8,073,728
Waddell & Reed Financial Inc., Class A(b)	562,868	8,358,590
Westwood Holdings Group Inc.	74,291	827,602
WisdomTree Investments Inc.	1,211,078	3,875,449

		123,312,888

Chemicals — 1.8%
Advanced Emissions Solutions Inc.	131,522	533,979
AdvanSix Inc.(a)	236,326	3,043,879
AgroFresh Solutions Inc.(a)(b)	248,194	603,111
American Vanguard Corp.	203,309	2,671,480
Amyris Inc.(a)(b)	832,770	2,431,688
Avient Corp.	795,855	21,058,323
Balchem Corp.	23,178	2,262,868
Ferro Corp.(a)(b)	186,990	2,318,676
FutureFuel Corp.	227,194	2,583,196
GCP Applied Technologies Inc.(a)	94,240	1,974,328
Hawkins Inc.	38,968	1,796,425
HB Fuller Co.	157,202	7,196,708
Innospec Inc.	41,277	2,613,660
Intrepid Potash Inc.(a)	84,933	716,835
Koppers Holdings Inc.(a)	69,906	1,461,735
Kraton Corp.(a)(b)	270,104	4,813,253
Kronos Worldwide Inc.	197,034	2,533,857
Livent Corp.(a)(b)	1,279,041	11,472,998
Marrone Bio Innovations Inc.(a)(b)	68,937	84,103
Minerals Technologies Inc.(b)	295,608	15,105,569
Orion Engineered Carbons SA	235,152	2,941,752
PQ Group Holdings Inc.(a)	279,905	2,871,825
Rayonier Advanced Materials Inc.(a)	545,582	1,745,862

59

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Sensient Technologies Corp.	218,725	$12,629,182
Stepan Co.	172,300	18,780,700
Trecora Resources(a)	214,450	1,316,723
Tredegar Corp.	227,315	3,380,174
Trinseo SA	228,549	5,859,996
Tronox Holdings PLC, Class A(a)	505,676	3,979,670

		140,782,555

Commercial Services & Supplies — 2.6%
ABM Industries Inc.	582,795	21,365,265
ACCO Brands Corp.	800,909	4,645,272
Advanced Disposal Services Inc.(a)(b)	52,172	1,577,160
Brady Corp., Class A, NVS	102,755	4,112,255
BrightView Holdings Inc.(a)(b)	347,663	3,963,358
Casella Waste Systems Inc., Class A(a)(b)	54,058	3,019,139
CECO Environmental Corp.(a)(b)	272,761	1,988,428
Cimpress PLC(a)(b)	104,573	7,859,707
CompX International Inc.	17,388	259,951
Covanta Holding Corp.	624,631	4,840,890
Deluxe Corp.	363,655	9,356,843
Ennis Inc.	222,737	3,884,533
Harsco Corp.(a)	680,769	9,469,497
Heritage-Crystal Clean Inc.(a)	133,082	1,776,645
Herman Miller Inc.	511,386	15,423,402
HNI Corp.	370,698	11,632,503
IBEX Ltd.(a)(b)	22,732	349,618
Interface Inc.	425,090	2,601,551
KAR Auction Services Inc.	1,121,476	16,149,254
Kimball International Inc., Class B	313,321	3,302,403
Knoll Inc.	435,421	5,251,177
Matthews International Corp., Class A	264,741	5,919,609
McGrath RentCorp	90,511	5,393,550
Montrose Environmental Group Inc.(a)	57,159	1,361,527
NL Industries Inc.	88,004	374,017
PICO Holdings Inc.(a)	165,469	1,482,602
Pitney Bowes Inc.	933,047	4,954,480
Quad/Graphics Inc.	292,672	886,796
SP Plus Corp.(a)(b)	198,710	3,566,844
Steelcase Inc., Class A	750,034	7,582,844
Team Inc.(a)(b)	260,300	1,431,650
U.S. Ecology Inc.	275,707	9,007,348
UniFirst Corp./MA	123,689	23,422,986
Viad Corp.	175,649	3,658,769
VSE Corp.	77,719	2,381,310

		204,253,183

Communications Equipment — 0.8%
ADTRAN Inc.	420,450	4,311,715
Applied Optoelectronics Inc.(a)(b)	185,673	2,088,821
CalAmp Corp.(a)	99,864	718,022
Comtech Telecommunications Corp.	209,918	2,938,852
Digi International Inc.(a)(b)	249,314	3,896,778
DZS Inc.(a)	107,958	1,011,566
Harmonic Inc.(a)(b)	833,738	4,652,258
Infinera Corp.(a)(b)	685,619	4,223,413
InterDigital Inc.	184,125	10,506,173
KVH Industries Inc.(a)	144,340	1,300,503
NETGEAR Inc.(a)(b)	256,788	7,914,206
NetScout Systems Inc.(a)(b)	605,794	13,224,483
PCTEL Inc.	160,500	908,430
Plantronics Inc.	199,406	2,360,967

Security	Shares	Value

Communications Equipment (continued)
Ribbon Communications Inc.(a)(b)	601,073	$2,326,153

		62,382,340

Construction & Engineering — 2.1%
Aegion Corp.(a)	263,463	3,722,732
API Group Corp.(a)(b)(d)	1,216,215	17,306,739
Arcosa Inc.	421,996	18,605,804
Argan Inc.	128,109	5,369,048
Comfort Systems USA Inc.	220,808	11,373,820
Concrete Pumping Holdings Inc.(a)(b)	235,891	842,131
Construction Partners Inc., Class A(a)(b)	125,030	2,275,546
Dycom Industries Inc.(a)(b)	74,832	3,952,626
EMCOR Group Inc.	432,477	29,283,018
Fluor Corp.	1,229,427	10,831,252
Granite Construction Inc.	363,434	6,400,073
Great Lakes Dredge & Dock Corp.(a)(b)	551,024	5,240,238
IES Holdings Inc.(a)(b)	46,173	1,466,916
MasTec Inc.(a)	458,776	19,360,347
MYR Group Inc.(a)(b)	52,431	1,949,385
Northwest Pipe Co.(a)(b)	84,495	2,235,738
NV5 Global Inc.(a)(b)	7,528	397,253
Primoris Services Corp.	179,685	3,241,517
Sterling Construction Co. Inc.(a)(b)	202,131	2,862,175
Tutor Perini Corp.(a)(b)	354,547	3,946,108
WillScot Mobile Mini Holdings Corp.(a)	906,125	15,114,165

		165,776,631

Construction Materials — 0.3%
Summit Materials Inc., Class A(a)(b)	994,635	16,451,263
U.S. Concrete Inc.(a)	138,789	4,030,432
United State Lime & Minerals Inc.	15,519	1,398,262

		21,879,957

Consumer Finance — 1.1%
Encore Capital Group Inc.(a)(b)	272,269	10,506,861
Enova International Inc.(a)	255,250	4,183,548
EZCORP Inc., Class A, NVS(a)(b)	410,382	2,064,221
Green Dot Corp., Class A(a)(b)	405,186	20,506,463
LendingClub Corp.(a)(b)	614,115	2,892,482
Navient Corp.	1,669,889	14,110,562
Nelnet Inc., Class A	150,096	9,043,284
Oportun Financial Corp.(a)(b)	165,329	1,949,229
PRA Group Inc.(a)(b)	391,898	15,656,325
Regional Management Corp.(a)(b)	73,548	1,225,310
World Acceptance Corp.(a)(b)	40,993	4,326,811

		86,465,096

Containers & Packaging — 0.3%
Greif Inc., Class A, NVS	223,286	8,085,186
Greif Inc., Class B	52,726	2,081,622
Myers Industries Inc.	194,374	2,571,568
O-I Glass Inc.	307,171	3,252,941
Ranpak Holdings Corp.(a)	251,448	2,393,785
UFP Technologies Inc.(a)(b)	54,866	2,272,550

		20,657,652

Distributors — 0.0%
Core-Mark Holding Co. Inc.	27,217	787,388
Funko Inc., Class A(a)(b)	220,200	1,274,958
Weyco Group Inc.	51,947	839,983

		2,902,329

Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.(a)	452,490	11,104,105

60

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
American Public Education Inc.(a)	123,981	$3,495,024
Carriage Services Inc.(b)	142,011	3,168,265
Collectors Universe Inc.	7,320	362,267
Franchise Group Inc.	167,997	4,260,404
Houghton Mifflin Harcourt Co.(a)(b)	923,854	1,598,267
K12 Inc.(a)(b)	348,005	9,166,452
Laureate Education Inc., Class A(a)(b)	936,835	12,441,169
OneSpaWorld Holdings Ltd.	392,751	2,552,882
Regis Corp.(a)(b)	211,681	1,299,721
Universal Technical Institute Inc.(a)	14,965	76,022
Vivint Smart Home Inc.(a)(b)	501,356	8,563,161
WW International Inc.(a)(b)	311,804	5,883,741

		63,971,480

Diversified Financial Services — 0.5%
Alerus Financial Corp.	128,570	2,519,972
A-Mark Precious Metals Inc.	41,375	1,395,165
Banco Latinoamericano de Comercio Exterior SA, Class E	272,940	3,316,221
Cannae Holdings Inc.(a)	749,759	27,936,020
Marlin Business Services Corp.	81,974	577,917
SWK Holdings Corp.(a)	31,285	437,990

		36,183,285

Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group Inc.	458,405	916,810
ATN International Inc.	92,043	4,615,036
Cincinnati Bell Inc.(a)(b)	291,112	4,366,680
Consolidated Communications Holdings Inc.(a)	564,222	3,210,423
IDT Corp., Class B(a)	52,883	347,970
Iridium Communications Inc.(a)(b)	364,645	9,327,619
Liberty Latin America Ltd., Class A(a)	405,489	3,345,284
Liberty Latin America Ltd., Class C, NVS(a)	1,350,676	10,994,503
ORBCOMM Inc.(a)	552,276	1,877,739
Vonage Holdings Corp.(a)	881,869	9,021,520

		48,023,584

Electric Utilities — 1.3%
ALLETE Inc.	453,017	23,439,100
MGE Energy Inc.	232,303	14,556,106
Otter Tail Corp.	235,118	8,504,218
PNM Resources Inc.	690,802	28,550,847
Portland General Electric Co.	782,417	27,775,803

		102,826,074

Electrical Equipment — 0.7%
Allied Motion Technologies Inc.(b)	7,804	322,149
American Superconductor Corp.(a)(b)	192,498	2,787,371
AZZ Inc.	226,102	7,714,600
Bloom Energy Corp., Class A(a)(b)	44,193	794,148
Encore Wire Corp.	177,142	8,222,932
EnerSys	335,599	22,525,405
FuelCell Energy Inc.(a)(b)	625,574	1,338,728
LSI Industries Inc.	221,523	1,495,280
Powell Industries Inc.	78,988	1,905,981
Preformed Line Products Co.	27,783	1,353,588
Thermon Group Holdings Inc.(a)(b)	281,933	3,166,108
Ultralife Corp.(a)	63,878	376,880

		52,003,170

Electronic Equipment, Instruments & Components — 1.9%
Arlo Technologies Inc.(a)	679,929	3,576,427
Bel Fuse Inc., Class B, NVS	96,750	1,033,290
Belden Inc.(b)	383,550	11,936,076

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics Inc.	316,962	$6,386,784
CTS Corp.(b)	276,786	6,097,596
Daktronics Inc.	317,643	1,257,866
ePlus Inc.(a)	19,419	1,421,471
FARO Technologies Inc.(a)(b)	11,517	702,307
Fitbit Inc., Class A(a)(b)	695,575	4,841,202
II-VI Inc.(a)(b)	104,133	4,223,635
Insight Enterprises Inc.(a)(b)	219,372	12,412,068
Kimball Electronics Inc.(a)	211,281	2,442,408
Knowles Corp.(a)(b)	770,746	11,484,115
Methode Electronics Inc.	263,698	7,515,393
MTS Systems Corp.	169,185	3,233,125
PC Connection Inc.(b)	89,141	3,660,130
Plexus Corp.(a)	45,692	3,227,226
Powerfleet Inc.(a)(b)	243,932	1,373,337
Rogers Corp.(a)	134,273	13,166,810
Sanmina Corp.(a)	583,201	15,775,587
ScanSource Inc.(a)(b)	219,887	4,360,359
TTM Technologies Inc.(a)(b)	869,001	9,915,301
Vishay Intertechnology Inc.	1,154,046	17,968,496
Vishay Precision Group Inc.(a)	107,417	2,719,799

		150,730,808

Energy Equipment & Services — 1.1%
Archrock Inc.	1,123,130	6,042,439
Aspen Aerogels Inc.(a)(b)	163,299	1,788,124
Bristow Group Inc.(a)	65,896	1,400,290
Cactus Inc., Class A	217,021	4,164,633
ChampionX Corp.(a)	1,618,858	12,934,675
DMC Global Inc.	68,596	2,259,552
Dril-Quip Inc.(a)(b)	303,753	7,520,924
Exterran Corp.(a)	232,378	966,692
Frank’s International NV(a)(b)	1,369,002	2,108,263
Helix Energy Solutions Group Inc.(a)(b)	1,226,143	2,955,005
Liberty Oilfield Services Inc., Class A	554,068	4,427,003
Matrix Service Co.(a)	230,124	1,921,535
Nabors Industries Ltd.	61,445	1,501,716
National Energy Services Reunited Corp.(a)(b)	184,086	1,174,469
Newpark Resources Inc.(a)	802,831	842,973
NexTier Oilfield Solutions Inc.(a)(b)	1,427,458	2,640,797
Oceaneering International Inc.(a)	858,775	3,022,888
Oil States International Inc.(a)	517,198	1,411,951
Patterson-UTI Energy Inc.	1,588,429	4,527,023
ProPetro Holding Corp.(a)(b)	696,716	2,828,667
RPC Inc.(a)	506,093	1,336,086
SEACOR Holdings Inc.(a)	166,296	4,835,888
Select Energy Services Inc., Class A(a)(b)	507,888	1,950,290
Solaris Oilfield Infrastructure Inc., Class A	253,675	1,608,300
Tidewater Inc.(a)(b)	360,292	2,417,559
Transocean Ltd.(a)(b)	5,132,921	4,141,754
U.S. Silica Holdings Inc.	650,289	1,950,867

		84,680,363

Entertainment — 0.3%
AMC Entertainment Holdings Inc., Class A(b)	458,164	2,157,953
Cinemark Holdings Inc.	932,538	9,325,380
Eros International Corp.(a)(b)	1,302,158	2,877,769
Gaia Inc.(a)(b)	98,722	970,437
IMAX Corp.(a)(b)	430,146	5,144,546
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	34,927	729,276
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	126,635	2,660,601

61

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
LiveXLive Media Inc.(a)(b)	344,345	$893,575
Marcus Corp. (The)	197,535	1,526,946

		26,286,483

Equity Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	738,396	7,753,158
Agree Realty Corp.	462,737	29,448,583
Alexander & Baldwin Inc.	626,690	7,025,195
Alexander’s Inc.	1,290	316,334
Alpine Income Property Trust Inc.	60,131	935,037
American Assets Trust Inc.	438,526	10,564,091
American Finance Trust Inc.	947,385	5,940,104
Armada Hoffler Properties Inc.	494,049	4,574,894
Bluerock Residential Growth REIT Inc.	140,084	1,061,837
BRT Apartments Corp.	87,480	1,030,514
CareTrust REIT Inc.	716,024	12,741,647
CatchMark Timber Trust Inc., Class A	385,409	3,441,702
Chatham Lodging Trust	408,213	3,110,583
City Office REIT Inc.	373,028	2,805,171
Clipper Realty Inc.	23,668	143,191
Colony Capital Inc.	4,189,022	11,436,030
Columbia Property Trust Inc.	998,134	10,889,642
CoreCivic Inc.	1,039,920	8,319,360
CorEnergy Infrastructure Trust Inc.	114,741	670,087
CorePoint Lodging Inc.	345,761	1,884,397
DiamondRock Hospitality Co.	1,740,826	8,825,988
Diversified Healthcare Trust	2,061,902	7,257,895
EastGroup Properties Inc.	16,743	2,165,372
Essential Properties Realty Trust Inc.	802,601	14,703,650
Farmland Partners Inc.(b)	229,403	1,527,824
Franklin Street Properties Corp.	896,509	3,281,223
Front Yard Residential Corp.	438,809	3,835,191
GEO Group Inc. (The)	1,020,854	11,576,484
Getty Realty Corp.	298,158	7,755,090
Gladstone Commercial Corp.	232,568	3,918,771
Gladstone Land Corp.(b)	88,544	1,329,931
Global Medical REIT Inc.	362,077	4,888,039
Global Net Lease Inc.	784,720	12,477,048
Healthcare Realty Trust Inc.	1,172,250	35,308,170
Hersha Hospitality Trust	299,819	1,660,997
Independence Realty Trust Inc.	827,143	9,586,587
Industrial Logistics Properties Trust	563,835	12,331,071
Innovative Industrial Properties Inc.	108,547	13,471,768
Investors Real Estate Trust	111,754	7,283,008
iStar Inc.	635,738	7,508,066
Jernigan Capital Inc.	196,700	3,371,438
Kite Realty Group Trust	722,062	8,361,478
Lexington Realty Trust	2,369,886	24,765,309
LTC Properties Inc.	210,995	7,355,286
Macerich Co. (The)(b)	1,305,379	8,863,523
Mack-Cali Realty Corp.	752,719	9,499,314
Monmouth Real Estate Investment Corp.	97,314	1,347,799
National Health Investors Inc.	251,332	15,147,780
NETSTREIT Corp.(a)	91,916	1,678,386
New Senior Investment Group Inc.	721,790	2,887,160
NexPoint Residential Trust Inc.	160,361	7,112,010
Office Properties Income Trust	413,267	8,562,892
One Liberty Properties Inc.	138,676	2,268,739
Pebblebrook Hotel Trust(b)	1,135,467	14,227,402
Physicians Realty Trust	1,814,775	32,502,620
Piedmont Office Realty Trust Inc., Class A	1,092,528	14,825,605

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
PotlatchDeltic Corp.	569,783	$23,987,864
Preferred Apartment Communities Inc., Class A	418,024	2,257,330
QTS Realty Trust Inc., Class A	29,626	1,867,031
Retail Opportunity Investments Corp.	1,010,019	10,519,348
Retail Properties of America Inc., Class A	1,869,222	10,860,180
Retail Value Inc.	144,516	1,816,566
RLJ Lodging Trust	1,432,071	12,401,735
RPT Realty	701,503	3,816,176
Ryman Hospitality Properties Inc.	59,990	2,207,632
Sabra Health Care REIT Inc.	1,786,253	24,623,498
Safehold Inc.(b)	67,620	4,199,202
Saul Centers Inc.	15,706	417,465
Seritage Growth Properties, Class A(a)(b)	295,326	3,972,135
Service Properties Trust(b)	1,419,820	11,287,569
SITE Centers Corp.	1,334,294	9,606,917
STAG Industrial Inc.	1,197,715	36,518,330
Summit Hotel Properties Inc.	898,749	4,655,520
Sunstone Hotel Investors Inc.	1,867,438	14,827,458
Tanger Factory Outlet Centers Inc.(b)	784,976	4,733,405
Terreno Realty Corp.	331,980	18,179,225
UMH Properties Inc.	71,981	974,623
Universal Health Realty Income Trust	14,535	828,350
Urban Edge Properties	1,009,044	9,807,908
Urstadt Biddle Properties Inc., Class A	261,921	2,409,673
Washington REIT	714,943	14,391,803
Whitestone REIT	350,860	2,105,160
Xenia Hotels & Resorts Inc.	987,261	8,668,152

		699,500,726

Food & Staples Retailing — 1.2%
Andersons Inc. (The)	270,962	5,194,342
Chefs’ Warehouse Inc. (The)(a)(b)	262,190	3,812,243
HF Foods Group Inc.(a)(b)	306,579	2,026,487
Ingles Markets Inc., Class A	124,149	4,722,628
Natural Grocers by Vitamin Cottage Inc.(b)	28,718	283,159
Performance Food Group Co.(a)(b)	1,139,112	39,436,057
PriceSmart Inc.(b)	185,472	12,324,614
Rite Aid Corp.(a)(b)	475,933	4,516,604
SpartanNash Co.	308,670	5,046,755
United Natural Foods Inc.(a)	473,824	7,045,763
Village Super Market Inc., Class A	74,292	1,828,326
Weis Markets Inc.	82,720	3,970,560

		90,207,538

Food Products — 1.5%
Alico Inc.	46,086	1,318,981
B&G Foods Inc.	67,328	1,869,699
Bridgford Foods Corp.(a)(b)	5,060	92,649
Cal-Maine Foods Inc.(a)(b)	180,993	6,944,701
Darling Ingredients Inc.(a)(b)	1,398,881	50,401,682
Farmer Bros. Co.(a)	143,960	636,303
Fresh Del Monte Produce Inc.(b)	270,369	6,196,858
Hostess Brands Inc.(a)(b)	587,071	7,238,585
J&J Snack Foods Corp.	95,540	12,457,461
Landec Corp.(a)(b)	227,659	2,212,845
Limoneira Co.	109,156	1,560,931
Sanderson Farms Inc.	39,067	4,608,734
Seneca Foods Corp., Class A(a)(b)	55,978	2,000,094
Simply Good Foods Co. (The)(a)	740,060	16,318,323
Tootsie Roll Industries Inc.(b)	23,030	711,627

62

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Vital Farms Inc.(a)(b)	51,108	$2,071,407

		116,640,880

Gas Utilities — 1.7%
Brookfield Infrastructure Corp., Class A	143,086	7,925,534
Chesapeake Utilities Corp.	8,120	684,516
New Jersey Resources Corp.	828,708	22,391,690
Northwest Natural Holding Co.	236,237	10,722,797
ONE Gas Inc.	403,883	27,871,966
RGC Resources Inc.	28,953	678,948
South Jersey Industries Inc.	363,466	7,003,990
Southwest Gas Holdings Inc.	446,977	28,204,249
Spire Inc.	436,532	23,223,502

		128,707,192

Health Care Equipment & Supplies — 0.9%
Acutus Medical Inc.(a)(b)	16,748	499,090
Alphatec Holdings Inc.(a)	56,769	376,946
AngioDynamics Inc.(a)(b)	316,908	3,821,911
Apyx Medical Corp.(a)	273,263	1,287,069
Aspira Women’s Health Inc.(a)(b)	22,120	68,240
Avanos Medical Inc.(a)(b)	415,130	13,790,619
Chembio Diagnostics Inc.(a)(b)	21,498	104,480
CryoLife Inc.(a)	61,599	1,137,734
FONAR Corp.(a)	55,352	1,155,750
Heska Corp.(a)(b)	38,556	3,808,947
Inari Medical Inc.(a)	13,152	907,751
Inogen Inc.(a)(b)	52,329	1,517,541
Integer Holdings Corp.(a)(b)	104,943	6,192,686
IntriCon Corp.(a)	74,197	903,719
Invacare Corp.	292,465	2,199,337
LeMaitre Vascular Inc.	29,474	958,789
LivaNova PLC(a)(b)	124,853	5,644,604
Meridian Bioscience Inc.(a)	48,255	819,370
Milestone Scientific Inc.(a)(b)	39,518	54,930
Misonix Inc.(a)	60,094	704,903
Natus Medical Inc.(a)(b)	200,977	3,442,736
OraSure Technologies Inc.(a)(b)	241,527	2,939,384
Orthofix Medical Inc.(a)(b)	160,477	4,997,254
Retractable Technologies Inc.(a)(b)	10,425	69,431
Rockwell Medical Inc.(a)(b)	67,089	71,785
SeaSpine Holdings Corp.(a)(b)	228,646	3,269,638
Sientra Inc.(a)(b)	92,665	315,061
Surgalign Holdings Inc.(a)	510,961	924,839
Utah Medical Products Inc.	6,528	521,391
Varex Imaging Corp.(a)(b)	335,095	4,262,408
Venus Concept Inc.(a)(b)	65,968	153,046
ViewRay Inc.(a)(b)	625,076	2,187,766
VolitionRx Ltd.(a)(b)	18,105	58,117

		69,167,272

Health Care Providers & Services — 1.6%
American Renal Associates Holdings Inc.(a)(b)	76,999	531,293
Avalon GloboCare Corp.(a)(b)	40,583	50,729
Brookdale Senior Living Inc.(a)	1,592,013	4,043,713
Community Health Systems Inc.(a)(b)	732,556	3,091,386
Covetrus Inc.(a)(b)	852,317	20,796,535
Cross Country Healthcare Inc.(a)(b)	275,655	1,789,001
Enzo Biochem Inc.(a)(b)	378,516	798,669
Five Star Senior Living Inc.(a)(b)	177,486	899,854
Hanger Inc.(a)	283,191	4,480,081
Magellan Health Inc.(a)	116,104	8,798,361

Security	Shares	Value

Health Care Providers & Services (continued)
MEDNAX Inc.(a)(b)	648,150	$10,551,882
National HealthCare Corp.	109,060	6,795,528
Option Care Health Inc.(a)	20,648	276,064
Owens & Minor Inc.(b)	546,149	13,713,801
Patterson Companies Inc.	737,341	17,773,605
Tenet Healthcare Corp.(a)(b)	816,978	20,024,131
Tivity Health Inc.(a)(b)	203,498	2,853,042
Triple-S Management Corp., Class B(a)	180,918	3,233,005

		120,500,680

Health Care Technology — 0.4%
Accolade Inc.(a)(b)	17,870	694,607
Allscripts Healthcare Solutions Inc.(a)(b)	1,334,476	10,862,634
Computer Programs & Systems Inc.	111,721	3,084,617
Evolent Health Inc., Class A(a)(b)	550,539	6,832,189
HealthStream Inc.(a)	224,199	4,499,674
NextGen Healthcare Inc.(a)	487,585	6,211,833

		32,185,554

Hotels, Restaurants & Leisure — 3.1%
Biglari Holdings Inc., Class A(a)(b)	620	302,434
Biglari Holdings Inc., Class B, NVS(a)(b)	8,042	715,818
BJ’s Restaurants Inc.	191,899	5,649,507
Bluegreen Vacations Corp.	63,783	312,537
Bluegreen Vacations Holding Corp.	111,865	1,497,872
Boyd Gaming Corp.	707,791	21,722,106
Brinker International Inc.	131,222	5,605,804
Caesars Entertainment Inc.(a)	499,308	27,991,207
Carrols Restaurant Group Inc.(a)(b)	312,446	2,015,277
Century Casinos Inc.(a)	231,792	1,270,220
Cheesecake Factory Inc. (The)(b)	368,502	10,222,246
Chuy’s Holdings Inc.(a)(b)	169,214	3,313,210
Cracker Barrel Old Country Store Inc.	118,136	13,545,474
Dave & Buster’s Entertainment Inc.	245,290	3,718,596
Del Taco Restaurants Inc.(a)(b)	265,610	2,178,002
Denny’s Corp.(a)	184,449	1,844,490
Dine Brands Global Inc.	126,654	6,914,042
El Pollo Loco Holdings Inc.(a)(b)	147,764	2,393,777
Everi Holdings Inc.(a)(b)	464,530	3,832,373
Fiesta Restaurant Group Inc.(a)(b)	156,452	1,465,955
GAN Ltd.(a)(b)	14,538	245,692
Golden Entertainment Inc.(a)	91,003	1,258,572
International Game Technology PLC	865,663	9,634,829
Jack in the Box Inc.	175,504	13,919,222
Kura Sushi USA Inc., Class A(a)(b)	28,821	377,555
Marriott Vacations Worldwide Corp.	306,293	27,814,467
Monarch Casino & Resort Inc.(a)	30,777	1,372,654
Nathan’s Famous Inc.	23,109	1,184,336
Noodles & Co.(a)	139,630	959,258
Papa John’s International Inc.	42,369	3,486,121
Penn National Gaming Inc.(a)(b)	658,371	47,863,572
PlayAGS Inc.(a)(b)	171,977	608,799
RCI Hospitality Holdings Inc.(b)	72,918	1,487,527
Red Robin Gourmet Burgers Inc.(a)(b)	133,308	1,754,333
Red Rock Resorts Inc., Class A(b)	144,710	2,474,541
Scientific Games Corp./DE, Class A(a)(b)	140,041	4,888,831
SeaWorld Entertainment Inc.(a)	247,057	4,871,964
Target Hospitality Corp.(a)(b)	268,642	327,743

		241,040,963

Household Durables — 2.4%
Beazer Homes USA Inc.(a)	250,485	3,306,402

63

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Casper Sleep Inc.(a)(b)	173,426	$1,246,933
Century Communities Inc.(a)	254,472	10,771,800
Ethan Allen Interiors Inc.	197,034	2,667,840
GoPro Inc., Class A(a)	124,747	565,104
Green Brick Partners Inc.(a)(b)	208,703	3,360,118
Hamilton Beach Brands Holding Co., Class A	40,177	781,443
Hooker Furniture Corp.	95,770	2,473,739
KB Home	654,777	25,136,889
La-Z-Boy Inc.	387,951	12,270,890
Legacy Housing Corp.(a)(b)	49,995	683,932
Lifetime Brands Inc.	109,806	1,037,667
M/I Homes Inc.(a)	242,362	11,160,770
MDC Holdings Inc.	443,023	20,866,383
Meritage Homes Corp.(a)(b)	306,169	33,797,996
Taylor Morrison Home Corp.(a)(b)	986,820	24,265,904
TRI Pointe Group Inc.(a)(b)	1,128,219	20,465,893
Tupperware Brands Corp.	428,027	8,629,024
Turtle Beach Corp.(a)(b)	115,783	2,107,251
Universal Electronics Inc.(a)	16,523	623,578
VOXX International Corp.(a)(b)	177,021	1,361,291

		187,580,847

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	58,668	2,342,613
Central Garden & Pet Co., Class A, NVS(a)(b)	239,038	8,638,833
Oil-Dri Corp. of America	44,288	1,584,182
WD-40 Co.	7,594	1,437,620

		14,003,248

Independent Power and Renewable Electricity Producers — 0.9%
Atlantic Power Corp.(a)(b)	722,507	1,416,114
Brookfield Renewable Corp., Class A(b)	544,172	31,888,479
Clearway Energy Inc., Class A	242,625	5,992,837
Clearway Energy Inc., Class C	563,081	15,180,664
Sunnova Energy International Inc.(a)(b)	406,116	12,349,988

		66,828,082

Industrial Conglomerates — 0.1%
Raven Industries Inc.	283,556	6,102,125

Insurance — 3.1%
Ambac Financial Group Inc.(a)	394,145	5,033,232
American Equity Investment Life Holding Co.	789,092	17,352,133
AMERISAFE Inc.	166,612	9,556,864
Argo Group International Holdings Ltd.	282,140	9,714,080
Citizens Inc./TX(a)(b)	436,434	2,417,844
CNO Financial Group Inc.	1,229,427	19,720,009
Crawford & Co., Class A, NVS	132,716	867,963
Donegal Group Inc., Class A	88,052	1,238,892
Employers Holdings Inc.	249,654	7,552,034
Enstar Group Ltd.(a)	104,471	16,872,066
FBL Financial Group Inc., Class A	83,511	4,025,230
FedNat Holding Co.	92,782	586,382
Genworth Financial Inc., Class A(a)	4,379,266	14,670,541
Goosehead Insurance Inc., Class A	97,814	8,469,714
Greenlight Capital Re Ltd., Class A(a)(b)	241,457	1,625,006
HCI Group Inc.	41,269	2,034,149
Heritage Insurance Holdings Inc.	204,012	2,064,601
Horace Mann Educators Corp.	361,101	12,060,773
Independence Holding Co.	37,992	1,432,678
Investors Title Co.	10,261	1,334,546
James River Group Holdings Ltd.	30,762	1,369,832

Security	Shares	Value

Insurance (continued)
MBIA Inc.(a)	464,151	$2,812,755
National General Holdings Corp.	311,833	10,524,364
National Western Life Group Inc., Class A	22,196	4,056,763
NI Holdings Inc.(a)	71,041	1,199,882
ProAssurance Corp.	462,615	7,235,299
ProSight Global Inc.(a)	80,731	915,490
Protective Insurance Corp., Class B, NVS	76,447	1,003,749
RLI Corp.	42,903	3,592,268
Safety Insurance Group Inc.	125,730	8,686,686
Selective Insurance Group Inc.	514,036	26,467,714
Selectquote Inc.(a)(b)	198,955	4,028,839
State Auto Financial Corp.	156,215	2,149,518
Stewart Information Services Corp.	229,730	10,046,093
Third Point Reinsurance Ltd.(a)(b)	701,554	4,875,800
Tiptree Inc.	223,119	1,104,439
Trean Insurance Group Inc.(a)	84,005	1,281,076
United Fire Group Inc.	182,214	3,702,588
United Insurance Holdings Corp.	182,344	1,105,005
Universal Insurance Holdings Inc.	178,409	2,469,181
Vericity Inc.	10,377	105,845
Watford Holdings Ltd.(a)	149,156	3,421,639

		240,783,562

Interactive Media & Services — 0.3%
Cars.com Inc.(a)(b)	586,657	4,740,189
DHI Group Inc.(a)	416,393	941,048
Liberty TripAdvisor Holdings Inc., Class A(a)	636,788	1,101,643
QuinStreet Inc.(a)(b)	278,844	4,416,889
TrueCar Inc.(a)(b)	921,042	4,605,210
Yelp Inc.(a)(b)	503,289	10,111,076

		25,916,055

Internet & Direct Marketing Retail — 0.3%
CarParts.com Inc.(a)	13,456	145,459
Duluth Holdings Inc., Class B(a)(b)	96,173	1,175,234
Groupon Inc.(a)(b)	201,918	4,119,127
Lands’ End Inc.(a)(b)	102,399	1,334,259
Liquidity Services Inc.(a)	240,937	1,797,390
Magnite Inc.(a)	403,487	2,802,217
Overstock.com Inc.(a)(b)	67,880	4,931,482
Quotient Technology Inc.(a)(b)	332,909	2,456,869
Stitch Fix Inc., Class A(a)(b)	77,136	2,092,700

		20,854,737

IT Services — 0.9%
Cardtronics PLC, Class A(a)(b)	83,964	1,662,487
Conduent Inc.(a)	1,433,462	4,558,409
Hackett Group Inc. (The)	28,941	323,560
Information Services Group Inc.(a)	310,726	655,632
KBR Inc.	1,084,782	24,255,726
LiveRamp Holdings Inc.(a)	107,898	5,585,879
ManTech International Corp./VA, Class A	136,289	9,387,586
MoneyGram International Inc.(a)	547,213	1,545,877
Perspecta Inc.	208,177	4,049,043
PFSweb Inc.(a)	35,056	234,525
Priority Technology Holdings Inc.(a)	23,443	73,963
Rackspace Technology Inc.(a)(b)	47,501	916,294
ServiceSource International Inc.(a)(b)	772,247	1,135,203
StarTek Inc.(a)(b)	148,887	781,657
Sykes Enterprises Inc.(a)	318,083	10,881,619
Unisys Corp.(a)(b)	485,692	5,182,334

		71,229,794

64

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.7%
Acushnet Holdings Corp.	228,097	$7,666,340
American Outdoor Brands Inc.(a)	120,152	1,565,580
Callaway Golf Co.(b)	814,500	15,589,530
Clarus Corp.(b)	187,713	2,650,507
Escalade Inc.	91,040	1,665,122
Johnson Outdoors Inc., Class A(b)	23,284	1,906,727
Nautilus Inc.(a)(b)	256,817	4,406,980
Smith & Wesson Brands Inc.(b)	474,346	7,361,850
Sturm Ruger & Co. Inc.	17,997	1,100,696
Vista Outdoor Inc.(a)	508,631	10,264,174

		54,177,506

Life Sciences Tools & Services — 0.1%
Fluidigm Corp.(a)	563,790	4,188,960
Harvard Bioscience Inc.(a)	335,769	1,010,665
NanoString Technologies Inc.(a)(b)	43,345	1,937,521
Pacific Biosciences of California Inc.(a)(b)	165,494	1,633,426

		8,770,572

Machinery — 4.3%
Alamo Group Inc.	16,636	1,797,187
Albany International Corp., Class A	47,656	2,359,449
Altra Industrial Motion Corp.(b)	560,497	20,721,574
Astec Industries Inc.	195,669	10,615,043
Barnes Group Inc.	409,194	14,624,594
Blue Bird Corp.(a)	84,587	1,028,578
Chart Industries Inc.(a)(b)	313,857	22,054,731
CIRCOR International Inc.(a)(b)	172,673	4,722,607
Columbus McKinnon Corp./NY(b)	200,729	6,644,130
Douglas Dynamics Inc.	15,288	522,850
Eastern Co. (The)	46,633	910,276
Enerpac Tool Group Corp.	294,088	5,531,795
EnPro Industries Inc.	180,028	10,155,380
ESCO Technologies Inc.	17,954	1,446,374
ExOne Co. (The)(a)	24,192	295,626
Federal Signal Corp.	39,729	1,162,073
Franklin Electric Co. Inc.	27,985	1,646,358
Gencor Industries Inc.(a)	67,107	740,190
Gorman-Rupp Co. (The)	128,923	3,798,072
Graham Corp.	91,400	1,167,178
Greenbrier Companies Inc. (The)	280,778	8,254,873
Helios Technologies Inc.	150,493	5,477,945
Hillenbrand Inc.	643,872	18,260,210
Hurco Companies Inc.	53,514	1,519,798
Hyster-Yale Materials Handling Inc.	85,368	3,171,421
Kennametal Inc.	722,095	20,897,429
LB Foster Co., Class A(a)	86,453	1,160,199
Luxfer Holdings PLC	238,499	2,993,162
Lydall Inc.(a)(b)	147,286	2,436,110
Manitowoc Co. Inc. (The)(a)(b)	298,571	2,510,982
Mayville Engineering Co. Inc.(a)(b)	60,338	554,506
Meritor Inc.(a)	142,897	2,992,263
Miller Industries Inc./TN	95,681	2,924,968
Mueller Industries Inc.	487,088	13,180,601
Mueller Water Products Inc., Class A	1,284,301	13,343,887
Navistar International Corp.(a)(b)	433,789	18,887,173
NN Inc.	370,712	1,912,874
Park-Ohio Holdings Corp.	76,008	1,221,449
REV Group Inc.	212,776	1,678,803
Rexnord Corp.	977,627	29,172,390
SPX Corp.(a)	96,792	4,489,213

Security	Shares	Value

Machinery (continued)
SPX FLOW Inc.(a)	369,298	$15,813,340
Standex International Corp.	105,959	6,272,773
Terex Corp.	586,078	11,346,470
TriMas Corp.(a)(b)	376,705	8,588,874
Wabash National Corp.	458,800	5,487,248
Watts Water Technologies Inc., Class A	132,272	13,247,041
Welbilt Inc.(a)(b)	811,767	5,000,485

		334,740,552

Marine — 0.3%
Costamare Inc.	437,074	2,653,039
Eagle Bulk Shipping Inc.(a)(b)	54,665	894,866
Genco Shipping & Trading Ltd.	143,487	990,060
Matson Inc.	371,927	14,910,553
Pangaea Logistics Solutions Ltd.	85,137	220,505
Safe Bulkers Inc.(a)(b)	478,996	493,366
Scorpio Bulkers Inc.	75,955	1,075,523

		21,237,912

Media — 1.0%
AMC Networks Inc., Class A(a)(b)	200,729	4,960,013
Boston Omaha Corp., Class A(a)(b)	112,006	1,792,096
Central European Media Enterprises Ltd., Class A(a)	398,076	1,667,938
comScore Inc.(a)(b)	525,015	1,071,031
Daily Journal Corp.(a)(b)	1,685	407,770
Emerald Holding Inc.	215,241	439,092
Entercom Communications Corp., Class A	1,024,716	1,649,793
Entravision Communications Corp., Class A	510,231	775,551
EW Scripps Co. (The), Class A, NVS	487,272	5,574,392
Fluent Inc.(a)	363,398	901,227
Gannett Co. Inc.	1,143,815	1,486,959
Gray Television Inc.(a)	524,936	7,228,369
Hemisphere Media Group Inc.(a)	142,039	1,234,319
Iheartmedia Inc., Class A(a)(b)	520,205	4,224,065
Loral Space & Communications Inc.	89,255	1,633,366
Meredith Corp.	172,524	2,263,515
MSG Networks Inc., Class A(a)(b)	350,272	3,352,103
National CineMedia Inc.	548,255	1,488,512
Saga Communications Inc., Class A	34,843	692,679
Scholastic Corp., NVS	252,131	5,292,230
Sinclair Broadcast Group Inc., Class A	384,752	7,398,781
TEGNA Inc.	1,907,228	22,409,929
Tribune Publishing Co.	135,664	1,581,842
WideOpenWest Inc.(a)	223,281	1,158,828

		80,684,400

Metals & Mining — 2.6%
Alcoa Corp.(a)(b)	1,626,783	18,919,486
Allegheny Technologies Inc.(a)(b)	1,105,286	9,638,094
Arconic Corp.(a)	864,545	16,469,582
Caledonia Mining Corp. PLC	66,179	1,124,381
Carpenter Technology Corp.	412,638	7,493,506
Century Aluminum Co.(a)(b)	437,256	3,113,263
Cleveland-Cliffs Inc.(b)	3,430,855	22,026,089
Coeur Mining Inc.(a)(b)	2,102,031	15,512,989
Commercial Metals Co.	1,031,760	20,614,565
Ferroglobe PLC(a)(c)	532,035	5
Gold Resource Corp.(b)	573,739	1,956,450
Haynes International Inc.	111,289	1,901,929
Hecla Mining Co.	4,537,395	23,049,967
Kaiser Aluminum Corp.	136,834	7,332,934
Materion Corp.	122,667	6,382,364

65

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
NovaGold Resources Inc.(a)(b)	141,968	$1,688,000
Olympic Steel Inc.	80,894	918,956
Ryerson Holding Corp.(a)	142,339	815,602
Schnitzer Steel Industries Inc., Class A	223,485	4,297,617
SunCoke Energy Inc.	729,390	2,494,514
TimkenSteel Corp.(a)	379,068	1,345,691
United States Steel Corp.(b)	1,910,406	14,022,380
Warrior Met Coal Inc.	448,273	7,656,503
Worthington Industries Inc.	318,366	12,982,965

		201,757,832

Mortgage Real Estate Investment — 2.7%
Anworth Mortgage Asset Corp.	860,649	1,411,464
Apollo Commercial Real Estate Finance Inc.	1,293,071	11,650,570
Arbor Realty Trust Inc.	914,631	10,490,817
Ares Commercial Real Estate Corp.	267,376	2,443,817
Arlington Asset Investment Corp., Class A	292,477	830,635
ARMOUR Residential REIT Inc.	556,368	5,291,060
Blackstone Mortgage Trust Inc., Class A	1,197,444	26,307,845
Broadmark Realty Capital Inc.(b)	1,122,397	11,066,834
Capstead Mortgage Corp.	824,483	4,633,594
Cherry Hill Mortgage Investment Corp.	134,233	1,205,412
Chimera Investment Corp.	1,673,926	13,726,193
Colony Credit Real Estate Inc.	730,824	3,588,346
Dynex Capital Inc.	190,660	2,899,939
Ellington Financial Inc.	358,746	4,398,226
Ellington Residential Mortgage REIT	76,379	847,807
Granite Point Mortgage Trust Inc.	472,040	3,346,764
Great Ajax Corp.	177,209	1,469,063
Hannon Armstrong Sustainable Infrastructure Capital Inc.	598,093	25,281,391
Invesco Mortgage Capital Inc.(b)	1,584,560	4,294,157
KKR Real Estate Finance Trust Inc.	246,458	4,073,951
Ladder Capital Corp.	918,984	6,543,166
MFA Financial Inc.	3,928,273	10,527,772
New York Mortgage Trust Inc.	3,293,606	8,398,695
Orchid Island Capital Inc.	586,324	2,937,483
PennyMac Mortgage Investment Trust	860,063	13,821,212
Ready Capital Corp.	365,674	4,095,549
Redwood Trust Inc.	1,002,132	7,536,033
TPG RE Finance Trust Inc.	519,903	4,398,379
Two Harbors Investment Corp.	2,385,099	12,140,154
Western Asset Mortgage Capital Corp.	483,140	985,606

		210,641,934

Multi-Utilities — 1.0%
Avista Corp.	585,341	19,971,835
Black Hills Corp.	546,890	29,253,146
NorthWestern Corp.	441,431	21,471,204
Unitil Corp.	128,295	4,957,319

		75,653,504

Multiline Retail — 0.4%
Big Lots Inc.	314,098	14,008,771
Dillard’s Inc., Class A(b)	66,469	2,427,448
Macy’s Inc.(b)	2,718,217	15,493,837

		31,930,056

Oil, Gas & Consumable Fuels — 2.8%
Adams Resources & Energy Inc.	18,575	369,643
Antero Resources Corp.(a)(b)	2,110,360	5,803,490
Arch Resources Inc.	131,028	5,566,069
Ardmore Shipping Corp.	254,298	905,301

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Berry Corp.	595,514	$1,887,779
Bonanza Creek Energy Inc.(a)	165,440	3,110,272
Brigham Minerals Inc., Class A	312,964	2,791,639
Clean Energy Fuels Corp.(a)(b)	1,123,499	2,786,278
CNX Resources Corp.(a)(b)	1,934,767	18,264,200
Comstock Resources Inc.(a)	209,949	919,577
CONSOL Energy Inc.(a)(b)	226,388	1,002,899
Contango Oil & Gas Co.(a)(b)	661,672	886,640
CVR Energy Inc.	257,338	3,185,844
Delek U.S. Holdings Inc.	543,144	6,045,193
DHT Holdings Inc.	965,766	4,983,353
Diamond S Shipping Inc.(a)(b)	240,363	1,651,294
Dorian LPG Ltd.(a)(b)	276,038	2,211,064
Earthstone Energy Inc., Class A(a)(b)	202,351	524,089
Energy Fuels Inc./Canada(a)(b)	1,024,565	1,721,269
Evolution Petroleum Corp.	279,275	625,576
Falcon Minerals Corp.	340,030	829,673
Frontline Ltd./Bermuda	1,024,863	6,661,609
Golar LNG Ltd.(a)	791,362	4,791,697
Goodrich Petroleum Corp.(a)	33,814	260,030
Green Plains Inc.(a)	295,699	4,577,421
Gulfport Energy Corp.(a)	1,324,714	698,257
International Seaways Inc.	208,100	3,040,341
Kosmos Energy Ltd.	3,504,506	3,418,996
Magnolia Oil & Gas Corp., Class A(a)(b)	89,876	464,659
Matador Resources Co.(a)(b)	959,214	7,923,108
Montage Resources Corp.(a)(b)	183,038	803,537
NACCO Industries Inc., Class A	32,264	587,527
NextDecade Corp.(a)(b)	175,048	521,643
Nordic American Tankers Ltd.(b)	1,245,587	4,347,099
Overseas Shipholding Group Inc., Class A(a)(b)	562,515	1,203,782
Ovintiv Inc.	2,275,133	18,565,085
Par Pacific Holdings Inc.(a)	346,157	2,343,483
PBF Energy Inc., Class A	839,430	4,776,357
PDC Energy Inc.(a)	867,120	10,747,952
Peabody Energy Corp.	552,686	1,271,178
Penn Virginia Corp.(a)(b)	120,007	1,182,069
PetroCorp Inc. Escrow(a)(c)	19,086	0	(e)
PrimeEnergy Resources Corp.(a)	3,759	248,846
Range Resources Corp.	1,867,827	12,365,015
Renewable Energy Group Inc.(a)(b)	333,182	17,798,582
REX American Resources Corp.(a)	47,494	3,116,081
Scorpio Tankers Inc.	444,255	4,917,903
SFL Corp. Ltd.	827,467	6,197,728
SM Energy Co.(b)	995,451	1,582,767
Southwestern Energy Co.(a)(b)	5,220,820	12,268,927
Talos Energy Inc.(a)(b)	95,812	617,987
Tellurian Inc.(a)(b)	1,300,987	1,036,626
Uranium Energy Corp.(a)(b)	1,026,088	1,022,805
W&T Offshore Inc.(a)(b)	826,366	1,487,459
Whiting Petroleum Corp.(a)	10,860	187,769
World Fuel Services Corp.	543,161	11,509,582

		218,615,049

Paper & Forest Products — 0.6%
Boise Cascade Co.	282,289	11,268,977
Clearwater Paper Corp.(a)(b)	139,634	5,297,714
Domtar Corp.	477,747	12,550,413
Glatfelter Corp.	380,892	5,244,883
Neenah Inc.	145,447	5,449,899
Schweitzer-Mauduit International Inc.	269,925	8,203,021

66

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products (continued)
Verso Corp., Class A	271,727	$2,143,926

		50,158,833

Personal Products — 0.3%
BellRing Brands Inc., Class A(a)(b)	346,340	7,183,091
Edgewell Personal Care Co.(a)	475,565	13,258,752
Nature’s Sunshine Products Inc.(a)	84,703	980,014
Revlon Inc., Class A(a)(b)	58,471	369,537

		21,791,394

Pharmaceuticals — 0.8%
AcelRx Pharmaceuticals Inc.(a)(b)	549,198	779,861
Agile Therapeutics Inc.(a)(b)	55,507	168,741
AMAG Pharmaceuticals Inc.(a)(b)	270,508	2,542,775
ANI Pharmaceuticals Inc.(a)(b)	40,522	1,143,126
Aytu BioScience Inc.(a)(b)	197,911	235,514
Cassava Sciences Inc.(a)(b)	134,822	1,551,801
CorMedix Inc.(a)(b)	13,441	81,049
Cymabay Therapeutics Inc.(a)(b)	602,073	4,359,009
Endo International PLC(a)(b)	1,121,805	3,701,957
Evofem Biosciences Inc.(a)	37,587	88,705
Evolus Inc.(a)(b)	118,565	463,589
Intra-Cellular Therapies Inc.(a)	353,238	9,064,087
Lannett Co. Inc.(a)(b)	281,868	1,722,214
Lyra Therapeutics Inc.(a)	7,031	78,607
Mallinckrodt PLC(a)(b)	743,772	723,913
MyoKardia Inc.(a)(b)	55,337	7,544,093
NGM Biopharmaceuticals Inc.(a)(b)	15,093	240,130
Osmotica Pharmaceuticals PLC(a)(b)	35,484	191,968
Paratek Pharmaceuticals Inc.(a)(b)	26,178	141,623
Phibro Animal Health Corp., Class A	14,354	249,760
Pliant Therapeutics Inc.(a)(b)	17,396	394,019
Prestige Consumer Healthcare Inc.(a)(b)	282,641	10,293,785
Revance Therapeutics Inc.(a)(b)	127,183	3,197,381
Strongbridge Biopharma PLC(a)(b)	14,106	29,623
Supernus Pharmaceuticals Inc.(a)	329,952	6,876,200
TherapeuticsMD Inc.(a)(b)	309,180	488,504
Theravance Biopharma Inc.(a)(b)	56,556	836,180
VYNE Therapeutics Inc.(a)(b)	1,073,018	1,781,210
Xeris Pharmaceuticals Inc.(a)(b)	18,958	112,421

		59,081,845

Professional Services — 1.0%
Acacia Research Corp.(a)	356,709	1,237,780
ASGN Inc.(a)	76,535	4,864,565
Barrett Business Services Inc.	60,905	3,193,858
BG Staffing Inc.	81,868	693,422
CBIZ Inc.(a)(b)	368,623	8,430,408
CRA International Inc.	16,962	635,566
GP Strategies Corp.(a)(b)	113,181	1,091,065
Heidrick & Struggles International Inc.	168,939	3,319,651
Huron Consulting Group Inc.(a)	178,697	7,028,153
ICF International Inc.	79,420	4,886,712
Insperity Inc.	158,751	10,396,603
Kelly Services Inc., Class A, NVS	291,606	4,968,966
Korn Ferry	484,363	14,046,527
Mistras Group Inc.(a)	154,791	605,233
Resources Connection Inc.	263,631	3,044,938
TrueBlue Inc.(a)	311,179	4,820,163
Willdan Group Inc.(a)(b)	27,713	706,959

		73,970,569

Security	Shares	Value

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA(a)	37,659	$477,140
American Realty Investors Inc.(a)	15,757	142,916
CTO Realty Growth Inc.	45,029	1,985,779
Cushman & Wakefield PLC(a)(b)	633,797	6,661,206
Fathom Holdings Inc.(a)(b)	26,293	413,852
Forestar Group Inc.(a)	146,947	2,600,962
FRP Holdings Inc.(a)	57,196	2,383,357
Griffin Industrial Realty Inc.	7,811	417,498
Kennedy-Wilson Holdings Inc.	1,062,620	15,429,242
Marcus & Millichap Inc.(a)	183,839	5,059,249
Maui Land & Pineapple Co. Inc.(a)	27,580	298,416
Newmark Group Inc., Class A	1,239,055	5,352,718
Rafael Holdings Inc., Class B(a)(b)	84,774	1,313,997
RE/MAX Holdings Inc., Class A	154,802	5,066,669
Realogy Holdings Corp.	996,701	9,408,857
RMR Group Inc. (The), Class A	12,844	352,825
St. Joe Co. (The)(a)(b)	143,760	2,965,769
Stratus Properties Inc.(a)	52,428	1,130,348
Tejon Ranch Co.(a)(b)	180,363	2,552,136
Transcontinental Realty Investors Inc.(a)	10,103	251,868

		64,264,804

Road & Rail — 0.3%
ArcBest Corp.	219,195	6,808,197
Covenant Logistics Group Inc(a)(b)	100,803	1,763,044
Heartland Express Inc.	418,616	7,786,258
Hertz Global Holdings Inc.(a)(b)	1,354,520	1,503,517
Marten Transport Ltd.	266,982	4,357,146
PAM Transportation Services Inc.(a)(b)	13,417	504,479
U.S. Xpress Enterprises Inc., Class A(a)(b)	194,112	1,603,365
Universal Logistics Holdings Inc.	19,810	413,237
Werner Enterprises Inc.	61,320	2,574,827

		27,314,070

Semiconductors & Semiconductor Equipment — 1.2%
Alpha & Omega Semiconductor Ltd.(a)(b)	175,759	2,253,230
Ambarella Inc.(a)(b)	201,767	10,528,202
Amkor Technology Inc.(a)(b)	724,881	8,118,667
Axcelis Technologies Inc.(a)(b)	23,004	506,088
AXT Inc.(a)(b)	335,518	2,053,370
Cohu Inc.(b)	334,848	5,752,689
Diodes Inc.(a)(b)	303,914	17,155,945
DSP Group Inc.(a)	17,638	232,469
GSI Technology Inc.(a)	135,825	766,053
Maxeon Solar Technologies Ltd.(a)(b)	26,106	442,758
MaxLinear Inc.(a)	237,684	5,523,776
NeoPhotonics Corp.(a)	123,203	750,306
NVE Corp.	3,806	186,799
Onto Innovation Inc.(a)(b)	311,338	9,271,646
PDF Solutions Inc.(a)(b)	19,115	357,642
Photronics Inc.(a)	549,659	5,474,604
Pixelworks Inc.(a)	53,440	109,552
Rambus Inc.(a)(b)	988,871	13,537,644
SMART Global Holdings Inc.(a)(b)	7,563	206,772
SunPower Corp.(a)(b)	203,320	2,543,533
Synaptics Inc.(a)(b)	16,603	1,335,213
Veeco Instruments Inc.(a)(b)	422,854	4,934,706

		92,041,664

Software — 0.9%
Asure Software Inc.(a)(b)	83,569	630,946
Cerence Inc.(a)(b)	319,399	15,609,029

67

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cloudera Inc.(a)(b)	916,426	$9,979,879
Digimarc Corp.(a)(b)	6,574	146,797
Ebix Inc.	104,051	2,143,451
eGain Corp.(a)	116,914	1,656,671
GTY Technology Holdings Inc.(a)(b)	396,892	1,051,764
MicroStrategy Inc., Class A(a)	24,951	3,756,623
Park City Group Inc.(a)(b)	88,824	437,902
Rosetta Stone Inc.(a)	180,304	5,405,514
Seachange International Inc.(a)	195,628	170,275
SecureWorks Corp., Class A(a)(b)	72,460	825,319
Synchronoss Technologies Inc.(a)(b)	353,790	1,064,908
Telenav Inc.(a)	184,611	664,600
Verint Systems Inc.(a)(b)	307,439	14,812,411
VirnetX Holding Corp.	268,003	1,412,376
Xperi Holding Corp.	854,750	9,821,077

		69,589,542

Specialty Retail — 3.4%
Aaron’s Inc.	511,195	28,959,197
Abercrombie & Fitch Co., Class A	541,785	7,547,065
American Eagle Outfitters Inc.	1,311,205	19,418,946
America’s Car-Mart Inc./TX(a)(b)	13,046	1,107,344
Asbury Automotive Group Inc.(a)(b)	101,834	9,923,723
At Home Group Inc.(a)(b)	468,088	6,955,788
Bed Bath & Beyond Inc.(b)	1,102,138	16,510,027
Boot Barn Holdings Inc.(a)	20,809	585,565
Buckle Inc. (The)	251,451	5,127,086
Caleres Inc.	321,855	3,076,934
Cato Corp. (The), Class A	184,226	1,440,647
Chico’s FAS Inc.	1,046,709	1,017,925
Children’s Place Inc. (The)	36,870	1,045,265
Citi Trends Inc.	87,238	2,179,205
Conn’s Inc.(a)(b)	153,764	1,626,823
Container Store Group Inc. (The)(a)(b)	168,749	1,047,931
Designer Brands Inc. , Class A	541,622	2,941,007
Envela Corp.(a)	18,429	79,060
Express Inc.(a)(b)	600,237	366,145
GameStop Corp., Class A(a)(b)	494,893	5,047,909
Genesco Inc.(a)	124,061	2,672,274
Group 1 Automotive Inc.	151,380	13,380,478
Guess? Inc.	369,382	4,292,219
Haverty Furniture Companies Inc.	148,367	3,106,805
Hibbett Sports Inc.(a)	143,297	5,620,108
Hudson Ltd., Class A(a)(b)	347,288	2,639,389
Lithia Motors Inc., Class A(b)	99,134	22,596,604
Lumber Liquidators Holdings Inc.(a)	214,258	4,724,389
MarineMax Inc.(a)(b)	179,136	4,598,421
Michaels Companies Inc. (The)(a)	647,700	6,253,544
Monro Inc.	145,667	5,909,710
National Vision Holdings Inc.(a)(b)	120,298	4,600,196
ODP Corp. (The)	454,110	8,832,440
Rent-A-Center Inc./TX	47,815	1,429,190
Sally Beauty Holdings Inc.(a)(b)	980,727	8,522,518
Shoe Carnival Inc.	81,880	2,749,530
Signet Jewelers Ltd.	453,495	8,480,357
Sleep Number Corp.(a)(b)	145,011	7,092,488
Sonic Automotive Inc., Class A	207,477	8,332,276
Tilly’s Inc., Class A	195,390	1,178,202
Urban Outfitters Inc.(a)	599,298	12,471,391
Winmark Corp.	18,672	3,214,945

Security	Shares	Value

Specialty Retail (continued)
Zumiez Inc.(a)(b)	181,565	$5,051,138

		263,752,204

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	1,022,796	5,021,928
Diebold Nixdorf Inc.(a)	369,021	2,819,320
Eastman Kodak Co.(a)(b)	136,040	1,199,873
Immersion Corp.(a)(b)	43,230	304,772
Intevac Inc.(a)	160,046	881,854
Quantum Corp.(a)	208,329	958,313
Super Micro Computer Inc.(a)(b)	276,472	7,298,861

		18,484,921

Textiles, Apparel & Luxury Goods — 0.7%
Fossil Group Inc.(a)(b)	407,469	2,338,872
G-III Apparel Group Ltd.(a)(b)	381,043	4,995,474
Kontoor Brands Inc.(a)	449,463	10,877,005
Lakeland Industries Inc.(a)(b)	67,625	1,338,975
Movado Group Inc.	138,389	1,375,587
Oxford Industries Inc.	142,551	5,753,358
Rocky Brands Inc.	59,400	1,474,902
Steven Madden Ltd.	401,859	7,836,250
Superior Group of Companies Inc.	78,451	1,822,417
Unifi Inc.(a)	120,261	1,544,151
Vera Bradley Inc.(a)(b)	180,560	1,103,222
Wolverine World Wide Inc.	693,590	17,922,365

		58,382,578

Thrifts & Mortgage Finance — 3.4%
Axos Financial Inc.(a)(b)	461,038	10,746,796
Bogota Financial Corp.(a)	53,373	406,702
Bridgewater Bancshares Inc.(a)	194,010	1,841,155
Capitol Federal Financial Inc.	1,148,435	10,640,250
Columbia Financial Inc.(a)(b)	305,675	3,392,992
ESSA Bancorp. Inc.	78,972	973,725
Essent Group Ltd.	957,101	35,422,308
Federal Agricultural Mortgage Corp., Class C, NVS	62,313	3,966,846
Flagstar Bancorp. Inc.	371,503	11,007,634
FS Bancorp. Inc.	30,349	1,244,309
Greene County Bancorp. Inc.	28,723	623,002
Hingham Institution For Savings (The)	11,879	2,185,736
Home Bancorp. Inc.	68,563	1,655,796
HomeStreet Inc.	191,813	4,941,103
Kearny Financial Corp./MD	507,327	3,657,828
Luther Burbank Corp.	153,887	1,284,956
Merchants Bancorp./IN	76,656	1,510,890
Meridian Bancorp. Inc.	404,811	4,189,794
Meta Financial Group Inc.	289,684	5,567,726
MMA Capital Holdings Inc.(a)(b)	34,894	785,464
Mr Cooper Group Inc.(a)	664,309	14,827,377
NMI Holdings Inc., Class A(a)(b)	676,704	12,045,331
Northfield Bancorp. Inc.	416,757	3,800,824
Northwest Bancshares Inc.	1,026,710	9,445,732
Oconee Federal Financial Corp.	7,823	170,541
OP Bancorp	108,769	622,159
PCSB Financial Corp.	128,641	1,552,697
PennyMac Financial Services Inc.	324,341	18,850,699
Pioneer Bancorp. Inc./NY(a)(b)	100,151	889,341
Ponce de Leon Federal Bank(a)(b)	62,566	551,832
Premier Financial Corp.	321,854	5,012,876
Provident Bancorp Inc.	83,320	649,063
Provident Financial Holdings Inc.	52,605	626,000

68

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Provident Financial Services Inc.	620,992	$7,576,102
Prudential Bancorp. Inc.	71,922	758,058
Radian Group Inc.	1,658,168	24,225,834
Riverview Bancorp. Inc.	210,009	871,537
Security National Financial Corp., Class A(a)	79,484	508,698
Southern Missouri Bancorp. Inc.	65,302	1,539,821
Standard AVB Financial Corp.	37,196	1,214,449
Sterling Bancorp Inc./MI	162,234	488,324
Territorial Bancorp. Inc.	69,054	1,396,962
Timberland Bancorp. Inc./WA	66,293	1,193,274
TrustCo Bank Corp. NY	818,558	4,272,873
Walker & Dunlop Inc.	223,841	11,863,573
Washington Federal Inc.	655,359	13,670,789
Waterstone Financial Inc.	183,341	2,839,952
Western New England Bancorp Inc.	200,231	1,127,301
WSFS Financial Corp.	436,816	11,780,928

		260,417,959

Tobacco — 0.2%
Universal Corp./VA	211,204	8,845,224
Vector Group Ltd.	1,069,325	10,361,759

		19,206,983

Trading Companies & Distributors — 2.2%
Alta Equipment Group Inc.(a)	151,759	1,188,273
Applied Industrial Technologies Inc.	203,763	11,227,341
Beacon Roofing Supply Inc.(a)	475,963	14,788,170
BMC Stock Holdings Inc.(a)(b)	584,606	25,038,675
CAI International Inc.	116,443	3,205,676
DXP Enterprises Inc./TX(a)	139,666	2,252,813
Foundation Building Materials Inc.(a)(b)	140,491	2,208,519
GATX Corp.(b)	302,684	19,296,105
General Finance Corp.(a)	94,180	596,159
GMS Inc.(a)	362,004	8,724,296
H&E Equipment Services Inc.	277,297	5,451,659
Herc Holdings Inc.(a)	199,247	7,892,174
Lawson Products Inc./DE(a)	14,571	597,848
MRC Global Inc.(a)(b)	676,362	2,894,829
Nesco Holding Inc.(a)(b)	114,492	475,142
NOW Inc.(a)	952,254	4,323,233
Rush Enterprises Inc., Class A	237,182	11,987,178
Rush Enterprises Inc., Class B	39,064	1,730,535
Systemax Inc.	34,975	837,302
Textainer Group Holdings Ltd.(a)	450,287	6,376,064
Titan Machinery Inc.(a)	164,773	2,179,947
Triton International Ltd.	433,724	17,639,555
Veritiv Corp.(a)	112,763	1,427,580
WESCO International Inc.(a)(b)	426,847	18,789,805
Willis Lease Finance Corp.(a)	27,913	514,995

		171,643,873

Water Utilities — 0.2%
Artesian Resources Corp., Class A, NVS	66,885	2,305,526
Cadiz Inc.(a)(b)	76,369	758,344
California Water Service Group	33,156	1,440,628
Consolidated Water Co. Ltd.	128,061	1,333,115
Global Water Resources Inc.	7,220	77,832
SJW Group	108,039	6,575,253

		12,490,698

Wireless Telecommunication Services — 0.0%
Gogo Inc.(a)(b)	25,211	232,950

Security	Shares	Value

Wireless Telecommunication Services (continued)
Spok Holdings Inc.	154,379	$1,468,144

		1,701,094

Total Common Stocks — 99.7% (Cost: $9,357,169,132)		7,744,925,726

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)(b)	42,563	104,280
Whiting Petroleum Corp., (Expires 09/01/25)(a)(b)	21,281	50,010

		154,290

Total Warrants — 0.0% (Cost: $5,241,813)		154,290

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(f)(g)(h)	567,477,038	567,987,768
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	12,680,000	12,680,000

		580,667,768

Total Short-Term Investments — 7.5% (Cost: $580,225,276)		580,667,768

Total Investments in Securities — 107.2% (Cost: $9,942,636,221)		8,325,747,784

Other Assets, Less Liabilities — (7.2)%		(561,661,802)

Net Assets — 100.0%		$7,764,085,982

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS             Non-Voting Shares

69

Schedule of Investments (unaudited) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Air Industries Group(a)(b)	76,076	$92,813
Astronics Corp.(a)	56,398	435,393
CPI Aerostructures Inc.(a)(b)	26,795	71,811
Ducommun Inc.(a)	26,140	860,529
Innovative Solutions & Support Inc.	32,128	219,755
Maxar Technologies Inc.(b)	147,793	3,685,957
National Presto Industries Inc.	12,400	1,015,064
Park Aerospace Corp.	47,415	517,772
Triumph Group Inc.	124,524	810,651
Vectrus Inc.(a)	27,767	1,055,146

		8,764,891

Air Freight & Logistics — 0.3%
Echo Global Logistics Inc.(a)	63,726	1,642,219
Radiant Logistics Inc.(a)	97,148	499,341

		2,141,560

Airlines — 0.0%
Mesa Air Group Inc.(a)(b)	70,591	208,243

Auto Components — 1.5%
Cooper-Standard Holdings Inc.(a)	40,256	531,782
Horizon Global Corp.(a)(b)	43,620	250,815
Modine Manufacturing Co.(a)	119,624	747,650
Motorcar Parts of America Inc.(a)(b)	45,762	712,057
Stoneridge Inc.(a)(b)	62,781	1,153,287
Strattec Security Corp.	8,944	177,985
Superior Industries International Inc.(a)	60,288	75,360
Unique Fabricating Inc.(a)	18,176	61,253
Workhorse Group Inc.(a)(b)	229,281	5,796,224
XPEL Inc.(a)(b)	40,475	1,055,588

		10,562,001

Automobiles — 0.0%
Arcimoto Inc.(a)(b)	39,666	261,002

Banks — 12.4%
1st Constitution Bancorp	24,468	291,169
ACNB Corp.	21,105	438,984
Allegiance Bancshares Inc.	47,557	1,111,407
Altabancorp	40,362	812,083
Amalgamated Bank, Class A	34,088	360,651
Amerant Bancorp Inc.(a)(b)	55,618	517,804
American National Bankshares Inc.	26,898	562,706
American River Bankshares, Class A	15,658	155,954
AmeriServ Financial Inc.	50,550	142,045
Ames National Corp.	22,877	386,393
Arrow Financial Corp.	34,784	872,731
Atlantic Capital Bancshares Inc.(a)(b)	52,295	593,548
Bancorp. Inc. (The)(a)(b)	125,268	1,082,316
Bank First Corp.(b)	15,621	916,953
Bank of Commerce Holdings	44,478	310,012
Bank of Marin Bancorp., Class A	34,400	996,224
Bank of Princeton (The)	13,098	237,991
Bank7 Corp.(b)	6,717	63,140
BankFinancial Corp.	36,289	262,007
Bankwell Financial Group Inc.	16,906	239,220
Bar Harbor Bankshares	37,216	764,789
Baycom Corp.(a)	28,423	292,757
BCB Bancorp. Inc.	38,006	304,048
Blue Ridge Bankshares Inc.(b)	11,689	158,386

Security	Shares	Value

Banks (continued)
Bridge Bancorp. Inc.	41,982	$731,746
Bryn Mawr Bank Corp.	51,086	1,270,509
Business First Bancshares Inc.	46,911	703,665
Byline Bancorp Inc.	60,069	677,578
C&F Financial Corp.	7,036	208,969
California Bancorp Inc.(a)	19,880	225,240
Cambridge Bancorp	16,000	850,560
Camden National Corp.	37,186	1,123,947
Capital Bancorp Inc./MD(a)	20,590	194,781
Capital City Bank Group Inc.	35,602	668,962
Capstar Financial Holdings Inc.	42,172	413,707
Carter Bank & Trust	56,189	373,657
CB Financial Services Inc.	13,142	250,749
CBTX Inc.	44,502	727,163
Central Valley Community Bancorp	28,117	347,245
Century Bancorp. Inc./MA, Class A, NVS	7,147	469,844
Chemung Financial Corp.	8,173	235,955
ChoiceOne Financial Services Inc.	17,776	462,532
Citizens & Northern Corp.	33,874	550,114
Citizens Community Bancorp. Inc./WI	27,469	189,261
Citizens Holding Co.	3,577	80,196
Civista Bancshares Inc.	41,384	518,128
CNB Financial Corp./PA	37,326	555,038
Coastal Financial Corp./WA(a)	23,127	283,306
Codorus Valley Bancorp. Inc.	21,268	278,611
Colony Bankcorp Inc.	22,486	241,724
Community Bankers Trust Corp.	57,915	294,208
Community Trust Bancorp. Inc.	41,052	1,160,130
ConnectOne Bancorp. Inc.	91,005	1,280,440
County Bancorp. Inc.	12,748	239,662
CrossFirst Bankshares Inc.(a)(b)	116,493	1,012,324
Customers Bancorp. Inc.(a)	70,985	795,032
Dime Community Bancshares Inc.	72,631	821,457
Eagle Bancorp. Montana Inc.	17,773	313,160
Enterprise Bancorp. Inc./MA	22,367	470,154
Equity Bancshares Inc., Class A(a)	36,118	559,829
Esquire Financial Holdings Inc.(a)	17,942	269,130
Evans Bancorp. Inc.	13,158	292,765
Farmers & Merchants Bancorp. Inc./Archbold OH	22,257	445,363
Farmers National Banc Corp.	68,622	749,352
Financial Institutions Inc.	39,481	608,007
First Bancorp. Inc./ME	25,848	544,876
First Bancshares Inc. (The)	51,095	1,071,462
First Bank/Hamilton NJ	45,534	282,311
First Business Financial Services Inc.	21,632	309,121
First Choice Bancorp	26,984	358,617
First Community Bankshares Inc.	43,795	790,500
First Community Corp./SC	19,667	268,061
First Financial Corp./IN	34,582	1,085,875
First Financial Northwest Inc.	22,989	209,660
First Foundation Inc.	100,056	1,307,732
First Guaranty Bancshares Inc.	9,781	118,448
First Internet Bancorp	23,870	351,605
First Mid Bancshares Inc.	38,735	966,438
First Northwest Bancorp	23,242	230,096
First of Long Island Corp. (The)	59,140	875,863
First U.S. Bancshares Inc.	14,045	93,118
First United Corp.	18,214	213,286
First Western Financial Inc.(a)	16,751	216,925
Flushing Financial Corp.	68,200	717,464

1

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
FNCB Bancorp Inc.	43,298	$230,345
Franklin Financial Services Corp.	9,322	199,304
FVCBankcorp Inc.(a)	30,028	300,280
German American Bancorp. Inc.	62,120	1,685,937
Great Southern Bancorp. Inc.	29,311	1,061,644
Guaranty Bancshares Inc./TX	19,500	485,355
Hanmi Financial Corp.	75,427	619,256
Harborone Bancorp Inc.(a)	137,184	1,107,075
Hawthorn Bancshares Inc.	13,367	253,171
HBT Financial Inc.	26,035	292,113
Heritage Commerce Corp.	148,058	985,326
HomeTrust Bancshares Inc.	39,797	540,443
Horizon Bancorp Inc./IN	106,421	1,073,788
Howard Bancorp. Inc.(a)	34,964	313,977
Independent Bank Corp./MI	53,439	671,728
Investar Holding Corp.	25,947	332,641
Lakeland Bancorp. Inc.	126,995	1,263,600
Landmark Bancorp. Inc./Manhattan KS	10,732	229,128
LCNB Corp.	31,376	428,282
Level One Bancorp. Inc.	11,116	173,410
Limestone Bancorp. Inc.(a)	12,762	134,256
Macatawa Bank Corp.	80,705	527,004
Mackinac Financial Corp.	25,485	245,930
MainStreet Bancshares Inc.(a)	18,753	229,537
Malvern Bancorp. Inc.(a)	19,975	235,705
Mercantile Bank Corp.	42,509	766,012
Meridian Corp.	14,243	229,740
Metrocity Bankshares Inc.	42,565	560,581
Metropolitan Bank Holding Corp.(a)	17,279	483,812
Mid Penn Bancorp. Inc.	15,401	266,591
Middlefield Banc Corp.	15,321	295,695
Midland States Bancorp. Inc.	53,421	686,460
MidWestOne Financial Group Inc.	37,288	666,337
MVB Financial Corp.	25,635	409,391
National Bankshares Inc.	14,071	356,418
Nicolet Bankshares Inc.(a)(b)	23,789	1,299,117
Northeast Bank(a)	19,330	355,672
Northrim Bancorp. Inc.	15,764	401,824
Norwood Financial Corp.	13,179	320,513
Ohio Valley Banc Corp.	9,116	188,337
Old Second Bancorp. Inc.	75,842	568,436
Origin Bancorp Inc.(b)	54,680	1,167,965
Orrstown Financial Services Inc.	25,339	324,339
Pacific Mercantile Bancorp.(a)	51,563	191,814
Parke Bancorp. Inc.	26,888	321,043
Partners Bancorp	29,009	163,321
PCB Bancorp	31,960	280,928
Peapack Gladstone Financial Corp.	44,921	680,553
Penns Woods Bancorp. Inc.	16,671	330,919
Peoples Bancorp. Inc./OH	48,972	934,875
Peoples Bancorp. of North Carolina Inc.	10,632	164,052
Peoples Financial Services Corp.	17,549	610,003
Plumas Bancorp	12,303	242,123
Preferred Bank/Los Angeles CA	33,907	1,089,093
Premier Financial Bancorp. Inc.	32,720	353,376
Professional Holding Corp., Class A(a)	27,995	375,413
QCR Holdings Inc.	37,921	1,039,415
RBB Bancorp	41,893	475,067
Red River Bancshares Inc.	12,361	531,523
Reliant Bancorp Inc.	36,869	534,600

Security	Shares	Value

Banks (continued)
Republic Bancorp. Inc./KY, Class A	24,828	$699,156
Republic First Bancorp. Inc.(a)	122,334	242,221
Richmond Mutual Bancorp. Inc.	35,127	371,644
Riverview Financial Corp.	19,285	130,367
SB Financial Group Inc.	18,124	244,493
Select Bancorp. Inc.(a)	43,606	313,527
Shore Bancshares Inc.	31,996	351,316
Sierra Bancorp	35,473	595,592
Silvergate Capital Corp., Class A(a)(b)	38,466	553,910
SmartFinancial Inc.	36,343	493,901
South Plains Financial Inc.	23,839	295,842
Southern First Bancshares Inc.(a)	19,975	482,396
Southern National Bancorp. of Virginia Inc.	53,823	467,184
Spirit of Texas Bancshares Inc.(a)	32,327	360,769
Stock Yards Bancorp. Inc.	51,642	1,757,894
Summit Financial Group Inc.	28,632	424,040
TriState Capital Holdings Inc.(a)	67,128	888,775
Triumph Bancorp. Inc.(a)(b)	55,948	1,742,221
United Security Bancshares/Fresno CA	34,940	213,483
Unity Bancorp. Inc.	19,639	227,420
Univest Financial Corp.	75,681	1,087,536
Washington Trust Bancorp. Inc.	42,594	1,305,932
West Bancorp. Inc.	43,652	691,448

		89,054,636

Beverages — 0.4%
Celsius Holdings Inc.(a)(b)	83,491	1,896,080
Craft Brew Alliance Inc.(a)(b)	28,637	472,797
NewAge Inc.(a)	221,608	383,382

		2,752,259

Biotechnology — 15.9%
89bio Inc.(a)	15,730	403,632
Abeona Therapeutics Inc.(a)	151,039	154,060
Acorda Therapeutics Inc.(a)(b)	114,249	58,838
Adamas Pharmaceuticals Inc.(a)	58,173	239,673
Adicet Bio Inc.(a)(b)	8,569	101,885
ADMA Biologics Inc.(a)(b)	147,774	353,180
Aduro Biotech Inc.(a)	165,545	402,274
Aeglea BioTherapeutics Inc.(a)(b)	101,776	721,592
Affimed NV(a)	184,639	625,926
Agenus Inc.(a)(b)	368,929	1,475,716
AIM ImmunoTech Inc.(a)(b)	92,836	199,597
Akero Therapeutics Inc.(a)	32,896	1,012,868
Albireo Pharma Inc.(a)	32,685	1,090,698
Aldeyra Therapeutics Inc.(a)	76,871	569,614
Allena Pharmaceuticals Inc.(a)(b)	42,398	62,749
Alpine Immune Sciences Inc.(a)	13,741	120,783
Altimmune Inc.(a)(b)	68,683	906,616
Anavex Life Sciences Corp.(a)(b)	129,000	586,950
Anika Therapeutics Inc.(a)(b)	33,723	1,193,457
Anixa Biosciences Inc.(a)(b)	48,618	118,142
Applied Genetic Technologies Corp./DE(a)	59,621	289,758
Aprea Therapeutics Inc.(a)(b)	17,982	432,647
Aptinyx Inc.(a)	62,970	212,839
AquaBounty Technologies Inc.(a)(b)	62,830	281,478
Aravive Inc.(a)(b)	30,861	145,047
Arbutus Biopharma Corp.(a)(b)	137,308	429,774
Arcturus Therapeutics Holding Inc.(a)	38,842	1,666,322
Ardelyx Inc.(a)(b)	177,426	931,487
Aridis Pharmaceuticals Inc.(a)(b)	16,397	116,091

2

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Armata Pharmaceuticals Inc.(a)(b)	37,593	$119,922
Assembly Biosciences Inc.(a)	74,345	1,222,232
Athersys Inc.(a)(b)	422,198	823,286
Atreca Inc., Class A(a)(b)	68,110	951,497
aTyr Pharma Inc.(a)	23,150	74,775
AVEO Pharmaceuticals Inc.(a)(b)	53,899	320,160
Avid Bioservices Inc.(a)(b)	136,954	1,043,589
Avrobio Inc.(a)(b)	75,559	983,778
Axcella Health Inc.(a)	35,644	164,675
Bellicum Pharmaceuticals Inc.(a)(b)	12,601	82,789
Beyondspring Inc.(a)(b)	35,528	472,878
BioCryst Pharmaceuticals Inc.(a)	427,915	1,469,888
BioNTech SE, ADR(a)	1	69
BioSpecifics Technologies Corp.(a)(b)	15,020	793,507
Bioxcel Therapeutics Inc.(a)(b)	28,443	1,233,288
BrainStorm Cell Therapeutics Inc.(a)(b)	70,253	1,188,681
Cabaletta Bio Inc.(a)(b)	31,323	339,541
Calithera Biosciences Inc.(a)	159,171	549,140
Calyxt Inc.(a)	25,267	138,716
Capricor Therapeutics Inc.(a)(b)	29,509	154,922
CASI Pharmaceuticals Inc.(a)	135,070	206,657
Castle Biosciences Inc.(a)(b)	28,648	1,473,940
Catabasis Pharmaceutical Inc.(a)(b)	45,439	281,267
Catalyst Biosciences Inc.(a)	42,931	184,603
Catalyst Pharmaceuticals Inc.(a)(b)	234,196	695,562
Celcuity Inc.(a)(b)	14,209	82,412
Celldex Therapeutics Inc.(a)(b)	93,665	1,389,052
Cellular Biomedicine Group Inc.(a)	30,065	551,392
CEL-SCI Corp.(a)(b)	82,123	1,047,068
Celsion Corp.(a)(b)	59,823	43,796
Centogene NV(a)	20,404	193,022
Checkmate Pharmaceuticals Inc.(a)	11,999	138,108
Checkpoint Therapeutics Inc.(a)	116,439	312,057
Chimerix Inc.(a)	120,712	300,573
Cidara Therapeutics Inc.(a)(b)	84,255	240,127
Cohbar Inc.(a)	58,383	55,441
Concert Pharmaceuticals Inc.(a)	69,639	683,855
ContraFect Corp.(a)(b)	58,886	310,918
Corbus Pharmaceuticals Holdings Inc.(a)(b)	166,530	299,754
Corvus Pharmaceuticals Inc.(a)(b)	33,136	132,875
Crinetics Pharmaceuticals Inc.(a)(b)	65,647	1,028,689
CTI BioPharma Corp.(a)	150,563	323,710
Cue Biopharma Inc.(a)(b)	69,849	1,051,227
Cyclerion Therapeutics Inc.(a)	54,945	334,066
CytomX Therapeutics Inc.(a)(b)	109,552	728,521
Dermtech Inc.(a)(b)	20,558	245,668
DiaMedica Therapeutics Inc.(a)	32,701	138,652
Dyadic International Inc.(a)	48,021	363,519
Dynavax Technologies Corp.(a)(b)	257,102	1,110,681
Eiger BioPharmaceuticals Inc.(a)	66,516	541,440
Enochian Biosciences Inc.(a)(b)	34,465	123,385
Entasis Therapeutics Holdings Inc.(a)	8,102	16,528
Equillium Inc.(a)(b)	14,161	81,709
Evelo Biosciences Inc.(a)(b)	47,892	252,391
Exicure Inc.(a)	146,897	257,070
Fennec Pharmaceuticals Inc.(a)(b)	52,220	316,453
Five Prime Therapeutics Inc.(a)(b)	68,293	320,977
Flexion Therapeutics Inc.(a)(b)	105,943	1,102,867
Fortress Biotech Inc.(a)(b)	155,210	627,048
Frequency Therapeutics Inc.(a)(b)	61,023	1,172,252

Security	Shares	Value

Biotechnology (continued)
Galectin Therapeutics Inc.(a)(b)	92,337	$246,540
Galera Therapeutics Inc.(a)	21,177	191,440
Genocea Biosciences Inc.(a)(b)	43,497	99,608
Genprex Inc.(a)(b)	70,873	238,133
Geron Corp.(a)(b)	698,127	1,214,741
GlycoMimetics Inc.(a)	85,511	262,519
Gritstone Oncology Inc.(a)	74,062	196,264
Harpoon Therapeutics Inc.(a)	26,423	448,927
Homology Medicines Inc.(a)	82,024	877,657
Hookipa Pharma Inc.(a)(b)	31,187	295,341
iBio Inc.(a)(b)	123,268	250,234
Ideaya Biosciences Inc.(a)	38,363	481,839
Idera Pharmaceuticals Inc.(a)(b)	72,309	154,741
Immucell Corp.(a)	14,903	80,923
Immunic Inc.(a)(b)	13,521	251,085
ImmunoGen Inc.(a)(b)	417,098	1,501,553
Infinity Pharmaceuticals Inc.(a)(b)	96,062	112,393
Inmune Bio Inc.(a)(b)	14,401	148,474
Inozyme Pharma Inc.(a)(b)	19,584	514,863
Intellia Therapeutics Inc.(a)(b)	121,577	2,416,951
IVERIC bio Inc.(a)(b)	196,547	1,108,525
Jounce Therapeutics Inc.(a)	45,125	368,220
Kadmon Holdings Inc.(a)	419,079	1,642,790
KalVista Pharmaceuticals Inc.(a)	33,325	419,562
Keros Therapeutics Inc.(a)(b)	16,943	653,492
Kezar Life Sciences Inc.(a)	75,511	365,473
Kindred Biosciences Inc.(a)	91,203	391,261
Kura Oncology Inc.(a)(b)	129,316	3,962,242
La Jolla Pharmaceutical Co.(a)(b)	44,737	180,290
Lantern Pharma Inc.(a)(b)	4,618	87,003
Leap Therapeutics Inc.(a)	92,538	183,225
Lexicon Pharmaceuticals Inc.(a)(b)	101,962	146,825
LogicBio Therapeutics Inc.(a)	30,739	279,110
Lumos Pharma Inc.(a)(b)	16,349	225,943
Magenta Therapeutics Inc.(a)	50,109	340,741
MannKind Corp.(a)(b)	539,110	1,013,527
Marker Therapeutics Inc.(a)(b)	72,665	108,998
MediciNova Inc.(a)(b)	102,370	536,419
MEI Pharma Inc.(a)(b)	250,503	781,569
MeiraGTx Holdings PLC(a)	49,546	655,989
Merrimack Pharmaceuticals Inc.	29,388	117,552
Mersana Therapeutics Inc.(a)(b)	129,195	2,405,611
Millendo Therapeutics Inc.(a)(b)	37,686	61,428
Minerva Neurosciences Inc.(a)	81,024	257,656
Mirum Pharmaceuticals Inc.(a)	13,167	253,728
Molecular Templates Inc.(a)	60,760	663,499
Monopar Therapeutics Inc.(a)(b)	2,424	12,823
Morphic Holding Inc.(a)(b)	33,320	910,969
Mustang Bio Inc.(a)(b)	72,083	227,061
NanoViricides Inc.(a)	20,590	79,066
NantKwest Inc.(a)(b)	73,827	511,990
Neoleukin Therapeutics Inc.(a)(b)	78,385	940,620
NeuBase Therapeutics Inc.(a)(b)	41,181	312,564
NeuroBo Pharmaceuticals Inc.(a)	10,063	56,554
Neurotrope Inc.(a)(b)	43,263	48,022
Nymox Pharmaceutical Corp.(a)(b)	104,249	256,453
Oncocyte Corp.(a)	151,440	210,502
OncoSec Medical Inc.(a)(b)	25,650	86,697
Oncternal Therapeutics Inc.(a)(b)(c)	1,634	3,350
Oncternal Therapeutics Inc.(a)	26,859	45,660

3

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
OpGen Inc.(a)(b)	31,263	$66,278
Organogenesis Holdings Inc.(a)(b)	50,491	193,885
Orgenesis Inc.(a)(b)	44,327	223,408
Ovid therapeutics Inc.(a)(b)	103,891	596,334
Oyster Point Pharma Inc.(a)	12,608	266,155
Pandion Therapeutics Inc.(a)	17,972	205,959
PDL BioPharma Inc.(a)	274,915	865,982
PhaseBio Pharmaceuticals Inc.(a)(b)	35,444	124,408
Pieris Pharmaceuticals Inc.(a)(b)	122,128	252,805
PolarityTE Inc.(a)(b)	76,609	79,673
Precision BioSciences Inc.(a)(b)	113,841	701,261
Prevail Therapeutics Inc.(a)	34,682	353,063
Protagonist Therapeutics Inc.(a)	73,496	1,436,847
Protara Therapeutics Inc.(a)	5,157	86,792
Proteostasis Therapeutics Inc.(a)(b)	122,388	134,627
Prothena Corp. PLC(a)(b)	75,053	749,779
Rapt Therapeutics Inc.(a)	26,688	859,354
Replimune Group Inc.(a)(b)	50,592	1,164,628
Rigel Pharmaceuticals Inc.(a)(b)	412,887	990,929
Savara Inc.(a)	115,069	125,425
Scholar Rock Holding Corp.(a)	55,959	989,915
Selecta Biosciences Inc.(a)(b)	168,336	417,473
Seres Therapeutics Inc.(a)(b)	128,921	3,649,754
Soleno Therapeutics Inc.(a)	144,068	361,611
Solid Biosciences Inc.(a)	62,907	127,701
Soligenix Inc.(a)(b)	57,658	103,208
Sonnet BioTherapeutics Holdings Inc.(a)(b)	14,690	37,753
Sorrento Therapeutics Inc.(a)(b)	537,449	5,992,556
Spectrum Pharmaceuticals Inc.(a)	352,050	1,436,364
Spero Therapeutics Inc.(a)(b)	37,185	414,985
Surface Oncology Inc.(a)(b)	57,773	398,634
Sutro Biopharma Inc.(a)(b)	63,698	640,165
Syndax Pharmaceuticals Inc.(a)(b)	65,539	967,356
Synlogic Inc.(a)	37,872	76,501
Syros Pharmaceuticals Inc.(a)(b)	100,605	889,348
TCR2 Therapeutics Inc.(a)	61,476	1,249,192
Tyme Technologies Inc.(a)(b)	168,040	164,679
UNITY Biotechnology Inc.(a)	85,955	297,404
Vaccinex Inc.(a)(b)	11,370	20,239
Vanda Pharmaceuticals Inc.(a)	128,987	1,246,014
Vaxart Inc.(a)(b)	127,135	845,448
VBI Vaccines Inc.(a)(b)	416,594	1,191,459
Verastem Inc.(a)(b)	411,211	497,565
Vericel Corp.(a)	109,182	2,023,142
Viking Therapeutics Inc.(a)(b)	158,658	923,390
Voyager Therapeutics Inc.(a)	62,060	662,180
vTv Therapeutics Inc., Class A(a)(b)	25,876	45,801
X4 Pharmaceuticals Inc.(a)	39,475	267,246
XBiotech Inc.(a)(b)	34,470	658,032
XOMA Corp.(a)(b)	15,177	285,935
ZIOPHARM Oncology Inc.(a)	516,789	1,302,308

		114,348,543

Building Products — 0.8%
Alpha Pro Tech Ltd.(a)(b)	29,662	438,404
Armstrong Flooring Inc.(a)(b)	49,022	169,126
Caesarstone Ltd.	54,276	531,905
Continental Materials Corp.(a)(c)	758	7,201
Insteel Industries Inc.(b)	45,160	844,492
PGT Innovations Inc.(a)	138,034	2,418,356

Security	Shares	Value

Building Products (continued)
Quanex Building Products Corp.	79,946	$1,474,204

		5,883,688

Capital Markets — 1.2%
B. Riley Financial Inc.	46,374	1,162,132
Cowen Inc., Class A(b)	64,774	1,053,873
Diamond Hill Investment Group Inc.	7,517	949,547
Donnelley Financial Solutions Inc.(a)	74,375	993,650
Great Elm Capital Group Inc.(a)	52,068	122,881
Greenhill & Co. Inc.	34,552	392,165
Hennessy Advisors Inc.	10,858	90,013
Manning & Napier Inc.	35,961	153,554
Oppenheimer Holdings Inc., Class A, NVS	22,572	503,807
Pzena Investment Management Inc., Class A	41,778	223,930
Safeguard Scientifics Inc.(b)	47,534	260,486
Siebert Financial Corp.(a)	24,822	80,175
Silvercrest Asset Management Group Inc., Class A	23,515	245,967
StoneX Group Inc.(a)	41,809	2,138,949
Westwood Holdings Group Inc.	18,549	206,636

		8,577,765

Chemicals — 1.0%
Advanced Emissions Solutions Inc.	38,034	154,418
AgroFresh Solutions Inc.(a)(b)	75,056	182,386
American Vanguard Corp.	70,408	925,161
Amyris Inc.(a)(b)	256,587	749,234
FutureFuel Corp.	63,293	719,642
Hawkins Inc.	23,533	1,084,871
Intrepid Potash Inc.(a)(b)	22,812	192,533
Koppers Holdings Inc.(a)	49,220	1,029,190
LSB Industries Inc.(a)(b)	51,521	83,464
Marrone Bio Innovations Inc.(a)	164,572	200,778
Northern Technologies International Corp.	19,398	161,003
Rayonier Advanced Materials Inc.(a)	152,387	487,639
Trecora Resources(a)	59,014	362,346
Tredegar Corp.	63,119	938,580

		7,271,245

Commercial Services & Supplies — 1.0%
Acme United Corp.	5,968	137,432
AMREP Corp.(a)(b)	4,192	23,475
CECO Environmental Corp.(a)	76,039	554,324
Charah Solutions Inc.(a)(b)	25,751	79,056
Ennis Inc.	63,382	1,105,382
Heritage-Crystal Clean Inc.(a)	36,618	488,850
IBEX Ltd.(a)(b)	11,194	172,164
Kimball International Inc., Class B	87,501	922,260
Montrose Environmental Group Inc.(a)	26,837	639,257
NL Industries Inc.(b)	20,531	87,257
Odyssey Marine Exploration Inc.(a)(b)	26,386	179,425
Perma-Fix Environmental Services Inc.(a)(b)	28,833	203,273
PICO Holdings Inc.(a)(b)	42,130	377,485
Quad/Graphics Inc.	79,985	242,354
RR Donnelley & Sons Co.	171,600	250,536
SP Plus Corp.(a)	55,644	998,810
Team Inc.(a)	72,796	400,378
Virco Mfg. Corp.(a)	21,426	46,066
VSE Corp.	21,370	654,777

		7,562,561

Communications Equipment — 1.5%
Applied Optoelectronics Inc.(a)(b)	49,204	553,545
Aviat Networks Inc.(a)	11,209	246,150

4

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
BK Technologies Corp.(a)	16,835	$49,158
CalAmp Corp.(a)	81,487	585,891
Calix Inc.(a)	127,433	2,265,759
Cambium Networks Corp.(a)	13,665	230,528
Clearfield Inc.(a)	27,451	553,687
Communications Systems Inc.	19,191	73,501
Comtech Telecommunications Corp.	57,915	810,810
Digi International Inc.(a)(b)	70,147	1,096,398
DZS Inc.(a)(b)	30,588	286,610
EMCORE Corp.(a)	75,683	245,970
Genasys Inc.(a)	84,031	516,791
Harmonic Inc.(a)(b)	230,821	1,287,981
KVH Industries Inc.(a)	40,554	365,391
Lantronix Inc.(a)	43,933	211,318
Network-1 Technologies Inc.	38,432	101,845
PCTEL Inc.	43,519	246,317
Resonant Inc.(a)(b)	124,986	297,467
Ribbon Communications Inc.(a)	165,354	639,920
TESSCO Technologies Inc.	15,658	84,083

		10,749,120

Construction & Engineering — 1.4%
Aegion Corp.(a)	73,133	1,033,369
Argan Inc.	35,972	1,507,586
Concrete Pumping Holdings Inc.(a)(b)	64,664	230,850
Goldfield Corp. (The)(a)	55,856	236,271
Great Lakes Dredge & Dock Corp.(a)(b)	154,222	1,466,651
HC2 Holdings Inc.(a)(b)	92,331	223,441
IES Holdings Inc.(a)	20,045	636,830
Infrastructure and Energy Alternatives Inc.(a)(b)	30,242	179,940
MYR Group Inc.(a)	39,511	1,469,019
Northwest Pipe Co.(a)	23,321	617,074
NV5 Global Inc.(a)(b)	26,284	1,387,007
Orion Group Holdings Inc.(a)	68,489	188,345
Sterling Construction Co. Inc.(a)	66,330	939,233

		10,115,616

Construction Materials — 0.3%
Forterra Inc.(a)	46,117	545,103
U.S. Concrete Inc.(a)	38,156	1,108,050
United State Lime & Minerals Inc.	4,293	386,799

		2,039,952

Consumer Finance — 0.5%
Atlanticus Holdings Corp.(a)(b)	12,133	144,383
Consumer Portfolio Services Inc.(a)(b)	44,128	145,622
Curo Group Holdings Corp.	43,327	305,455
Elevate Credit Inc.(a)(b)	46,490	119,479
Enova International Inc.(a)	70,698	1,158,740
EZCORP Inc., Class A, NVS(a)	116,081	583,888
Medallion Financial Corp.(a)	51,446	128,615
Nicholas Financial Inc.(a)(b)	13,084	95,121
Oportun Financial Corp.(a)	46,536	548,660
Regional Management Corp.(a)(b)	20,397	339,814

		3,569,777

Containers & Packaging — 0.3%
Myers Industries Inc.	86,665	1,146,578
Ranpak Holdings Corp.(a)	72,587	691,028
UFP Technologies Inc.(a)	16,663	690,182

		2,527,788

Distributors — 0.1%
Educational Development Corp.	16,165	271,087

Security	Shares	Value

Distributors (continued)
Funko Inc., Class A(a)(b)	58,333	$337,748
Greenlane Holdings Inc., Class A(a)(b)	26,651	59,698
Weyco Group Inc.	13,150	212,636

		881,169

Diversified Consumer Services — 1.0%
American Public Education Inc.(a)(b)	35,143	990,681
Aspen Group Inc./CO(a)	46,449	518,835
Carriage Services Inc.	40,222	897,353
Collectors Universe Inc.	22,515	1,114,267
Franchise Group Inc.	53,103	1,346,692
Houghton Mifflin Harcourt Co.(a)	255,521	442,051
Lincoln Educational Services Corp.(a)	58,350	322,092
Regis Corp.(a)	56,920	349,489
Select Interior Concepts Inc., Class A(a)(b)	43,254	298,453
Universal Technical Institute Inc.(a)	70,685	359,080
Zovio Inc.(a)	71,021	284,084

		6,923,077

Diversified Financial Services — 0.2%
Alerus Financial Corp.	37,966	744,133
A-Mark Precious Metals Inc.	12,957	436,910
GWG Holdings Inc.(a)(b)	5,012	43,103
Marlin Business Services Corp.	20,352	143,482
On Deck Capital Inc.(a)	135,340	216,544
SWK Holdings Corp.(a)	8,665	121,310

		1,705,482

Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group Inc.	129,912	259,824
Cincinnati Bell Inc.(a)(b)	122,960	1,844,400
Consolidated Communications Holdings Inc.(a)	176,727	1,005,577
IDT Corp., Class B(a)	37,464	246,513
Ooma Inc.(a)(b)	50,470	658,633
ORBCOMM Inc.(a)(b)	179,383	609,902

		4,624,849

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	33,079	264,632
Spark Energy Inc., Class A	29,052	241,713

		506,345

Electrical Equipment — 1.7%
Allied Motion Technologies Inc.	17,852	736,931
American Superconductor Corp.(a)(b)	55,308	800,860
Babcock & Wilcox Enterprises Inc.(a)	53,566	124,273
Energous Corp.(a)(b)	92,553	273,031
FuelCell Energy Inc.(a)(b)	516,553	1,105,423
LSI Industries Inc.	62,805	423,934
Orion Energy Systems Inc.(a)(b)	68,454	518,197
Powell Industries Inc.	21,443	517,420
Preformed Line Products Co.	7,325	356,874
TPI Composites Inc.(a)	73,223	2,120,538
Ultralife Corp.(a)(b)	22,979	135,576
Vivint Solar Inc.(a)(b)	119,361	5,054,938

		12,167,995

Electronic Equipment, Instruments & Components — 1.6%
Airgain Inc.(a)(b)	21,920	292,413
Akoustis Technologies Inc.(a)(b)	75,106	612,865
Applied DNA Sciences Inc.(a)(b)	8,026	62,041
Arlo Technologies Inc.(a)	190,262	1,000,778
Bel Fuse Inc., Class B, NVS	24,169	258,125
Coda Octopus Group Inc.(a)(b)	13,961	77,204

5

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CTS Corp.	77,106	$1,698,645
Daktronics Inc.	90,501	358,384
Frequency Electronics Inc.(a)	11,924	120,552
Identiv Inc.(a)(b)	42,532	266,250
IEC Electronics Corp.(a)(b)	22,580	195,317
Intellicheck Inc.(a)(b)	40,635	271,035
Iteris Inc.(a)	98,846	405,268
Key Tronic Corp.(a)(b)	25,828	254,406
Kimball Electronics Inc.(a)	58,534	676,653
LGL Group Inc. (The)(a)	8,466	75,517
LightPath Technologies Inc., Class A(a)	60,034	144,682
Luna Innovations Inc.(a)	71,610	428,228
Napco Security Technologies Inc.(a)(b)	28,188	662,418
PAR Technology Corp.(a)(b)	39,017	1,580,579
Perceptron Inc.(a)	21,943	149,212
Powerfleet Inc.(a)	68,541	385,886
Research Frontiers Inc.(a)(b)	69,127	186,643
RF Industries Ltd.	23,241	103,190
Richardson Electronics Ltd.	31,236	130,254
SMTC Corp.(a)(b)	45,228	163,725
Vishay Precision Group Inc.(a)(b)	30,093	761,955
Wayside Technology Group Inc.	10,716	247,004
Wrap Technologies Inc.(a)(b)	28,026	189,736

		11,758,965

Energy Equipment & Services — 1.1%
Aspen Aerogels Inc.(a)	51,350	562,282
Bristow Group Inc.(a)	16,154	343,273
Dawson Geophysical Co.(a)	73,887	130,041
DMC Global Inc.	35,124	1,156,985
Exterran Corp.(a)	64,973	270,288
Geospace Technologies Corp.(a)	36,058	222,838
Gulf Island Fabrication Inc.(a)	40,610	127,109
ION Geophysical Corp.(a)(b)	33,936	50,904
KLX Energy Services Holdings Inc.(a)(b)	12,975	53,846
Mammoth Energy Services Inc.(a)	31,399	50,238
Matrix Service Co.(a)	64,545	538,951
Natural Gas Services Group Inc.(a)(b)	33,361	281,900
Newpark Resources Inc.(a)	223,654	234,837
Nine Energy Service Inc.(a)	47,972	54,208
Oil States International Inc.(a)	149,605	408,422
Ranger Energy Services Inc.(a)(b)	18,536	48,379
SEACOR Holdings Inc.(a)	47,202	1,372,634
SEACOR Marine Holdings Inc.(a)(b)	51,820	105,195
Solaris Oilfield Infrastructure Inc., Class A	75,720	480,065
Tidewater Inc.(a)(b)	89,448	600,196
U.S. Silica Holdings Inc.	177,778	533,334

		7,625,925

Entertainment — 0.1%
Gaia Inc.(a)(b)	30,321	298,055
LiveXLive Media Inc.(a)	112,984	293,194
Reading International Inc., Class A, NVS(a)(b)	39,904	128,491

		719,740

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alpine Income Property Trust Inc.	16,790	261,085
Bluerock Residential Growth REIT Inc.	61,563	466,648
Braemar Hotels & Resorts Inc.	73,861	184,653
BRT Apartments Corp.	26,330	310,167
CatchMark Timber Trust Inc., Class A	121,315	1,083,343
CIM Commercial Trust Corp.	27,772	273,832

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
City Office REIT Inc.	105,655	$794,526
Clipper Realty Inc.	36,755	222,368
Condor Hospitality Trust Inc.	14,919	39,088
CorEnergy Infrastructure Trust Inc.	32,761	191,324
CorePoint Lodging Inc.	95,695	521,538
Farmland Partners Inc.	65,512	436,310
Front Yard Residential Corp.	122,291	1,068,823
Gladstone Commercial Corp.	82,098	1,383,351
Gladstone Land Corp.	50,696	761,454
Global Medical REIT Inc.	103,084	1,391,634
Global Self Storage Inc.	27,717	111,145
Hersha Hospitality Trust	82,473	456,900
Jernigan Capital Inc.	54,895	940,900
NETSTREIT Corp.(a)	29,275	534,562
New Senior Investment Group Inc.	202,358	809,432
NexPoint Residential Trust Inc.	52,870	2,344,784
One Liberty Properties Inc.	39,858	652,077
Pennsylvania REIT(b)	184,355	102,114
Plymouth Industrial REIT Inc.	36,812	454,260
Postal Realty Trust Inc., Class A	20,491	310,234
Preferred Apartment Communities Inc., Class A	116,468	628,927
Retail Value Inc.	39,775	499,972
Seritage Growth Properties, Class A(a)(b)	82,447	1,108,912
Sotherly Hotels Inc.	34,950	62,910
UMH Properties Inc.	91,530	1,239,316
Urstadt Biddle Properties Inc., Class A	72,046	662,823
Whitestone REIT	97,561	585,366

		20,894,778

Food & Staples Retailing — 0.7%
Chefs’ Warehouse Inc. (The)(a)	72,876	1,059,617
HF Foods Group Inc.(a)(b)	85,687	566,391
Natural Grocers by Vitamin Cottage Inc.(b)	22,128	218,182
Rite Aid Corp.(a)(b)	132,408	1,256,552
SpartanNash Co.	85,751	1,402,029
Village Super Market Inc., Class A	21,097	519,197

		5,021,968

Food Products — 0.4%
Alico Inc.	12,907	369,398
Arcadia Biosciences Inc.(a)(b)	19,968	55,911
Bridgford Foods Corp.(a)(b)	4,003	73,295
Farmer Bros. Co.(a)	38,929	172,066
Landec Corp.(a)	64,079	622,848
Lifeway Foods Inc.(a)(b)	13,143	66,109
Limoneira Co.	40,442	578,321
RiceBran Technologies(a)(b)	68,209	28,648
S&W Seed Co.(a)	32,700	81,096
Seneca Foods Corp., Class A(a)(b)	15,640	558,817

		2,606,509

Gas Utilities — 0.1%
RGC Resources Inc.	18,922	443,721

Health Care Equipment & Supplies — 5.3%
Accuray Inc.(a)	216,589	519,814
Allied Healthcare Products Inc.(a)	7,457	41,163
Alphatec Holdings Inc.(a)	110,724	735,207
AngioDynamics Inc.(a)(b)	92,043	1,110,039
Antares Pharma Inc.(a)(b)	398,378	1,075,621
Apollo Endosurgery Inc.(a)	27,488	46,455
Apyx Medical Corp.(a)	82,369	387,958

6

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Aspira Women’s Health Inc.(a)(b)	193,601	$597,259
Bellerophon Therapeutics Inc.(a)	8,695	88,515
Beyond Air Inc.(a)(b)	33,340	173,035
BioLife Solutions Inc.(a)	34,395	995,391
Biomerica Inc.(a)(b)	21,301	147,616
BioSig Technologies Inc.(a)(b)	53,424	263,380
Chembio Diagnostics Inc.(a)(b)	49,713	241,605
ClearPoint Neuro Inc.(a)(b)	38,131	208,195
Co-Diagnostics Inc.(a)(b)	64,393	875,101
CryoPort Inc.(a)	84,150	3,988,710
Cutera Inc.(a)(b)	41,921	795,241
CytoSorbents Corp.(a)	99,674	794,900
Electromed Inc.(a)	16,647	173,295
FONAR Corp.(a)	15,345	320,404
GenMark Diagnostics Inc.(a)(b)	168,915	2,398,593
Heska Corp.(a)(b)	16,910	1,670,539
IntriCon Corp.(a)(b)	20,238	246,499
Invacare Corp.	82,252	618,535
iRadimed Corp.(a)(b)	14,359	306,995
Lantheus Holdings Inc.(a)(b)	160,567	2,034,384
LeMaitre Vascular Inc.	42,124	1,370,294
Meridian Bioscience Inc.(a)	102,664	1,743,235
Microbot Medical Inc.(a)(b)	15,397	117,633
Milestone Scientific Inc.(a)	93,069	129,366
Misonix Inc.(a)(b)	28,772	337,496
Motus GI Holdings Inc.(a)(b)	42,924	41,954
Nemaura Medical Inc.(a)	17,505	62,143
Neuronetics Inc.(a)(b)	40,154	195,148
OrthoPediatrics Corp.(a)(b)	31,792	1,459,889
PAVmed Inc.(a)(b)	92,251	164,207
Pro-Dex Inc.(a)(b)	6,939	198,455
Pulse Biosciences Inc.(a)(b)	33,511	395,095
Repro-Med Systems Inc.(a)	62,088	448,275
Retractable Technologies Inc.(a)(b)	32,581	216,989
Rockwell Medical Inc.(a)(b)	169,960	181,857
SeaSpine Holdings Corp.(a)	64,234	918,546
Sensus Healthcare Inc.(a)(b)	29,755	74,983
SI-BONE Inc.(a)(b)	61,654	1,462,433
Sientra Inc.(a)	112,347	381,980
Soliton Inc.(a)	12,851	98,182
Stereotaxis Inc.(a)	107,929	386,386
Strata Skin Sciences Inc.(a)(b)	48,381	65,314
Surgalign Holdings Inc.(a)(b)	144,736	261,972
Surmodics Inc.(a)	32,075	1,248,038
Tela Bio Inc.(a)	17,240	285,150
ThermoGenesis Holdings Inc.(a)(b)	8,937	25,917
TransMedics Group Inc.(a)(b)	60,843	838,416
Utah Medical Products Inc.	7,605	607,411
Vapotherm Inc.(a)(b)	47,699	1,383,271
Venus Concept Inc.(a)(b)	47,862	111,040
ViewRay Inc.(a)(b)	269,984	944,944
VolitionRx Ltd.(a)(b)	61,222	196,523
Zynex Inc.(a)(b)	45,123	787,396

		37,994,387

Health Care Providers & Services — 2.9%
American Renal Associates Holdings Inc.(a)(b)	34,336	236,918
Apollo Medical Holdings Inc.(a)	47,601	853,962
Avalon GloboCare Corp.(a)(b)	50,631	63,289
Community Health Systems Inc.(a)	205,164	865,792
Cross Country Healthcare Inc.(a)	87,530	568,070

Security	Shares	Value

Health Care Providers & Services (continued)
Enzo Biochem Inc.(a)	108,243	$228,393
Exagen Inc.(a)(b)	11,912	129,126
Five Star Senior Living Inc.(a)(b)	46,032	233,382
Fulgent Genetics Inc.(a)(b)	23,397	936,816
Hanger Inc.(a)	89,649	1,418,247
InfuSystem Holdings Inc.(a)	35,430	454,213
Joint Corp. (The)(a)(b)	32,004	556,550
Ontrak Inc.(a)	19,669	1,180,140
Owens & Minor Inc.	152,531	3,830,053
PetIQ Inc.(a)(b)	50,990	1,678,591
Progenity Inc.(a)	8,240	74,325
Providence Service Corp. (The)(a)	29,366	2,728,395
Psychemedics Corp.	13,433	59,239
RadNet Inc.(a)(b)	105,340	1,616,969
Sharps Compliance Corp.(a)	35,408	222,008
Surgery Partners Inc.(a)(b)	54,689	1,197,689
Triple-S Management Corp., Class B(a)	54,783	978,972
Viemed Healthcare Inc.(a)	84,536	730,391

		20,841,530

Health Care Technology — 0.9%
Computer Programs & Systems Inc.	31,277	863,558
HealthStream Inc.(a)(b)	63,074	1,265,895
Icad Inc.(a)(b)	49,215	433,584
MTBC Inc.(a)(b)	17,324	153,664
NantHealth Inc.(a)(b)	69,456	162,527
OptimizeRx Corp.(a)(b)	35,742	745,221
Simulations Plus Inc.	34,620	2,608,963
Streamline Health Solutions Inc.(a)	56,628	88,340

		6,321,752

Hotels, Restaurants & Leisure — 1.8%
Allied Esports Entertainment Inc.(a)(b)	9,878	12,446
Ark Restaurants Corp.	4,378	47,545
Biglari Holdings Inc., Class A(a)	197	96,096
Biglari Holdings Inc., Class B, NVS(a)(b)	2,270	202,053
Bluegreen Vacations Holding Corp.	29,409	393,787
Carrols Restaurant Group Inc.(a)(b)	85,287	550,101
Century Casinos Inc.(a)	66,699	365,511
Chuy’s Holdings Inc.(a)(b)	47,599	931,988
Del Taco Restaurants Inc.(a)	73,648	603,914
Dover Motorsports Inc.	58,183	82,038
Drive Shack Inc.(a)(b)	150,219	168,245
El Pollo Loco Holdings Inc.(a)(b)	45,260	733,212
Esports Entertainment Group Inc.(a)	9,576	37,059
Everi Holdings Inc.(a)(b)	198,925	1,641,131
FAT Brands Inc.(a)	3,938	22,210
Fiesta Restaurant Group Inc.(a)	44,356	415,616
Full House Resorts Inc.(a)(b)	65,615	127,293
GAN Ltd.(a)(b)	18,136	306,498
Golden Entertainment Inc.(a)(b)	41,519	574,208
Inspired Entertainment Inc.(a)(b)	29,748	88,054
J Alexander’s Holdings Inc.(a)	31,052	161,470
Kura Sushi USA Inc., Class A(a)(b)	8,265	108,272
Lindblad Expeditions Holdings Inc.(a)(b)	63,085	536,853
Monarch Casino & Resort Inc.(a)	31,024	1,383,670
Nathan’s Famous Inc.	6,417	328,871
Noodles & Co.(a)	76,956	528,688
ONE Group Hospitality Inc. (The)(a)(b)	35,597	71,194
PlayAGS Inc.(a)	65,190	230,773
Potbelly Corp.(a)(b)	51,574	195,466

7

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
RCI Hospitality Holdings Inc.(b)	20,848	$425,299
Red Lion Hotels Corp.(a)	65,334	140,468
Red Robin Gourmet Burgers Inc.(a)(b)	37,901	498,777
Ruth’s Hospitality Group Inc.	78,327	866,297
Target Hospitality Corp.(a)	75,063	91,577

		12,966,680

Household Durables — 2.7%
Bassett Furniture Industries Inc.	22,890	313,135
Beazer Homes USA Inc.(a)	68,536	904,675
Casper Sleep Inc.(a)(b)	60,914	437,972
Century Communities Inc.(a)	70,547	2,986,255
Ethan Allen Interiors Inc.	54,791	741,870
Flexsteel Industries Inc.	20,062	481,488
Green Brick Partners Inc.(a)(b)	58,259	937,970
Hamilton Beach Brands Holding Co., Class A	16,843	327,596
Hooker Furniture Corp.	29,154	753,048
Hovnanian Enterprises Inc., Class A(a)	12,030	391,216
Legacy Housing Corp.(a)(b)	20,415	279,277
Lifetime Brands Inc.	29,454	278,340
Lovesac Co. (The)(a)(b)	22,552	624,916
M/I Homes Inc.(a)	67,087	3,089,356
Mohawk Group Holdings Inc.(a)(b)	21,499	177,367
Nephros Inc.(a)(b)	14,606	105,601
New Home Co. Inc. (The)(a)	25,462	138,513
Purple Innovation Inc.(a)(b)	54,068	1,344,131
Tupperware Brands Corp.	119,622	2,411,580
Turtle Beach Corp.(a)	32,566	592,701
Universal Electronics Inc.(a)	32,490	1,226,173
VOXX International Corp.(a)(b)	49,005	376,848
Vuzix Corp.(a)(b)	73,908	337,020
ZAGG Inc.(a)(b)	70,084	196,235

		19,453,283

Household Products — 0.1%
Ocean Bio-Chem Inc.(b)	9,159	131,248
Oil-Dri Corp. of America	11,370	406,705

		537,953

Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)(b)	219,265	429,759

Insurance — 1.0%
Citizens Inc./TX(a)(b)	121,453	672,850
Conifer Holdings Inc.(a)(b)	12,469	35,661
Crawford & Co., Class A, NVS	40,448	264,530
Donegal Group Inc., Class A	27,759	390,569
FedNat Holding Co.	30,501	192,766
Greenlight Capital Re Ltd., Class A(a)(b)	70,391	473,731
Hallmark Financial Services Inc.(a)	30,917	81,003
HCI Group Inc.	15,017	740,188
Heritage Insurance Holdings Inc.	61,837	625,790
Independence Holding Co.	11,714	441,735
Investors Title Co.	3,065	398,634
Kingstone Companies Inc.	23,464	138,203
Kingsway Financial Services Inc.(a)	36,735	108,368
NI Holdings Inc.(a)	24,020	405,698
ProSight Global Inc.(a)	22,730	257,758
Protective Insurance Corp., Class B, NVS	22,546	296,029
Tiptree Inc.	60,329	298,629
United Insurance Holdings Corp.	50,215	304,303

Security	Shares	Value

Insurance (continued)
Watford Holdings Ltd.(a)	42,846	$982,887

		7,109,332

Interactive Media & Services — 0.5%
DHI Group Inc.(a)	118,708	268,280
Liberty TripAdvisor Holdings Inc., Class A(a)	175,871	304,257
QuinStreet Inc.(a)(b)	116,497	1,845,312
Travelzoo(a)(b)	15,500	99,665
TrueCar Inc.(a)(b)	258,413	1,292,065

		3,809,579

Internet & Direct Marketing Retail — 2.0%
Blue Apron Holdings Inc., Class A(a)(b)	33,995	243,404
CarParts.com Inc.(a)	53,648	579,935
Duluth Holdings Inc., Class B(a)(b)	28,064	342,942
Lands’ End Inc.(a)	28,293	368,658
Leaf Group Ltd.(a)	44,906	225,428
Liquidity Services Inc.(a)	68,388	510,174
Magnite Inc.(a)(b)	256,722	1,782,934
Overstock.com Inc.(a)(b)	104,552	7,595,703
PetMed Express Inc.	47,404	1,498,914
Remark Holdings Inc.(a)(b)	228,262	267,067
Trxade Group Inc.(a)	9,798	61,238
Waitr Holdings Inc.(a)	194,486	626,245

		14,102,642

IT Services — 1.8%
American Virtual Cloud Technologies Inc.(a)(b)	9,288	38,917
Brightcove Inc.(a)	96,360	986,726
Cass Information Systems Inc.	34,927	1,405,462
Computer Task Group Inc.(a)	34,991	173,905
CSP Inc.	8,201	70,775
Grid Dynamics Holdings Inc.(a)	54,684	422,707
Hackett Group Inc. (The)	60,798	679,722
I3 Verticals Inc., Class A(a)(b)	35,933	907,308
Information Services Group Inc.(a)	90,692	191,360
International Money Express Inc.(a)	57,331	823,560
Limelight Networks Inc.(a)(b)	286,938	1,652,763
MoneyGram International Inc.(a)(b)	152,062	429,575
Paysign Inc.(a)(b)	74,168	421,274
PFSweb Inc.(a)	36,071	241,315
PRGX Global Inc.(a)	51,528	245,273
Priority Technology Holdings Inc.(a)(b)	20,068	63,315
Research Solutions Inc/CA(a)	39,908	90,192
ServiceSource International Inc.(a)	215,693	317,069
StarTek Inc.(a)	43,203	226,816
Tucows Inc., Class A(a)(b)	23,057	1,588,627
Unisys Corp.(a)(b)	150,127	1,601,855
Usio Inc.(a)(b)	30,383	46,790

		12,625,306

Leisure Products — 1.3%
American Outdoor Brands Inc.(a)	32,893	428,596
Clarus Corp.	58,636	827,940
Escalade Inc.	25,799	471,864
Johnson Outdoors Inc., Class A	12,710	1,040,822
Malibu Boats Inc., Class A(a)(b)	49,668	2,461,546
Marine Products Corp.	17,771	277,938
MasterCraft Boat Holdings Inc.(a)(b)	44,826	784,007
Nautilus Inc.(a)(b)	73,134	1,254,980
Smith & Wesson Brands Inc.(b)	131,962	2,048,050

		9,595,743

8

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.7%
Bioanalytical Systems Inc.(a)	22,012	$105,217
Champions Oncology Inc.(a)(b)	17,889	165,473
ChromaDex Corp.(a)(b)	99,663	399,649
Fluidigm Corp.(a)	171,045	1,270,864
Harvard Bioscience Inc.(a)	93,845	282,474
Personalis Inc.(a)	57,442	1,244,768
Quanterix Corp.(a)	51,010	1,721,078

		5,189,523

Machinery — 2.1%
Blue Bird Corp.(a)(b)	37,169	451,975
CIRCOR International Inc.(a)	48,267	1,320,102
Columbus McKinnon Corp./NY	56,394	1,866,641
Commercial Vehicle Group Inc.(a)	77,990	509,275
Douglas Dynamics Inc.	54,698	1,870,672
Eastern Co. (The)	13,270	259,030
Energy Recovery Inc.(a)(b)	95,016	779,131
ExOne Co. (The)(a)(b)	29,839	364,633
Gencor Industries Inc.(a)	23,893	263,540
Graham Corp.	23,728	303,006
Hurco Companies Inc.	14,021	398,196
LB Foster Co., Class A(a)	24,147	324,053
Luxfer Holdings PLC	70,356	882,968
Lydall Inc.(a)(b)	41,330	683,598
Manitex International Inc.(a)(b)	38,105	158,898
Manitowoc Co. Inc. (The)(a)	82,204	691,336
Mayville Engineering Co. Inc.(a)	18,099	166,330
Miller Industries Inc./TN	27,266	833,522
NN Inc.	101,420	523,327
Park-Ohio Holdings Corp.	20,989	337,293
Perma-Pipe International Holdings Inc.(a)	25,445	143,764
Shyft Group Inc. (The)	83,432	1,575,196
Taylor Devices Inc.(a)	7,048	64,278
Titan International Inc.	122,813	354,930
Twin Disc Inc.(a)	25,721	130,148

		15,255,842

Marine — 0.1%
Eagle Bulk Shipping Inc.(a)(b)	15,335	251,034
Genco Shipping & Trading Ltd.	41,605	287,074
Pangaea Logistics Solutions Ltd.	28,000	72,520
Safe Bulkers Inc.(a)	125,154	128,909
Scorpio Bulkers Inc.	21,312	301,778

		1,041,315

Media — 1.2%
A H Belo Corp., Class A	52,962	74,676
Beasley Broadcast Group Inc., Class A	22,533	27,941
Boston Omaha Corp., Class A(a)(b)	32,666	522,656
comScore Inc.(a)(b)	144,838	295,470
Cumulus Media Inc., Class A(a)(b)	38,208	205,177
Daily Journal Corp.(a)(b)	1,328	321,376
Emerald Holding Inc.	59,762	121,914
Entercom Communications Corp., Class A	284,925	458,729
Entravision Communications Corp., Class A	145,988	221,902
Fluent Inc.(a)	105,769	262,307
Gannett Co. Inc.	316,486	411,432
Hemisphere Media Group Inc.(a)	45,274	393,431
Iheartmedia Inc., Class A(a)(b)	144,575	1,173,949
Marchex Inc., Class B(a)	99,172	210,245
MDC Partners Inc., Class A(a)	140,000	225,400
National CineMedia Inc.	151,064	410,139

Security	Shares	Value

Media (continued)
Saga Communications Inc., Class A	8,029	$159,617
Social Reality Inc., Class A(b)(c)	23,207	0	(d)
TechTarget Inc.(a)	57,167	2,513,061
Townsquare Media Inc., Class A	24,236	112,940
Tribune Publishing Co.	40,632	473,769
Urban One Inc.(a)(b)	3,259	18,674

		8,614,805

Metals & Mining — 0.7%
Ampco-Pittsburgh Corp.(a)(b)	22,296	73,354
Caledonia Mining Corp. PLC(b)	27,287	463,606
Contura Energy Inc.(a)(b)	46,881	343,169
Friedman Industries Inc.(b)	19,761	114,614
Gold Resource Corp.(b)	158,955	542,037
Haynes International Inc.	29,824	509,692
Olympic Steel Inc.	22,177	251,931
Paramount Gold Nevada Corp.(a)(b)	56,088	63,940
Ramaco Resources Inc.(a)(b)	25,683	89,890
Ryerson Holding Corp.(a)	37,752	216,319
Schnitzer Steel Industries Inc., Class A	62,440	1,200,721
SunCoke Energy Inc.	201,466	689,014
Synalloy Corp.(a)	20,552	113,447
TimkenSteel Corp.(a)	108,916	386,652
Universal Stainless & Alloy Products Inc.(a)(b)	20,100	110,349

		5,168,735

Mortgage Real Estate Investment — 1.2%
AG Mortgage Investment Trust Inc.	80,393	221,885
Anworth Mortgage Asset Corp.	239,432	392,668
Ares Commercial Real Estate Corp.	74,197	678,160
Arlington Asset Investment Corp., Class A	83,632	237,515
Cherry Hill Mortgage Investment Corp.	36,843	330,850
Dynex Capital Inc.	54,649	831,211
Ellington Financial Inc.	100,199	1,228,440
Ellington Residential Mortgage REIT	22,732	252,325
Exantas Capital Corp.	72,789	152,129
Granite Point Mortgage Trust Inc.	131,844	934,774
Great Ajax Corp.	50,544	419,010
Hunt Companies Finance Trust Inc.	50,206	137,062
Manhattan Bridge Capital Inc.	18,885	82,339
Nexpoint Real Estate Finance Inc.	11,944	175,338
Orchid Island Capital Inc.	163,818	820,728
Ready Capital Corp.	104,194	1,166,973
Sachem Capital Corp.	49,999	198,496
Western Asset Mortgage Capital Corp.	132,296	269,884

		8,529,787

Multi-Utilities — 0.2%
Unitil Corp.	36,068	1,393,668

Oil, Gas & Consumable Fuels — 1.8%
Adams Resources & Energy Inc.	4,578	91,102
Amplify Energy Corp.	53,385	45,521
Ardmore Shipping Corp.	82,987	295,434
Battalion Oil Corp.(a)(b)	7,480	59,092
Berry Corp.	164,825	522,495
Bonanza Creek Energy Inc.(a)	45,953	863,916
Centrus Energy Corp., Class A(a)(b)	15,548	130,137
Clean Energy Fuels Corp.(a)	318,595	790,116
CONSOL Energy Inc.(a)	63,361	280,689
Contango Oil & Gas Co.(a)(b)	229,039	306,912
Diamond S Shipping Inc.(a)(b)	67,022	460,441

9

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Dorian LPG Ltd.(a)	88,370	$707,844
Earthstone Energy Inc., Class A(a)(b)	57,494	148,909
Energy Fuels Inc./Canada(a)(b)	302,629	508,417
Epsilon Energy Ltd.(a)	43,955	133,184
Evolution Petroleum Corp.	72,265	161,874
Falcon Minerals Corp.	94,820	231,361
Goodrich Petroleum Corp.(a)	22,934	176,362
Green Plains Inc.(a)	83,178	1,287,595
International Seaways Inc.	58,750	858,338
Montage Resources Corp.(a)(b)	51,669	226,827
NACCO Industries Inc., Class A	9,572	174,306
Navios Maritime Acquisition Corp.(b)	25,510	107,907
NextDecade Corp.(a)	55,454	165,253
Nordic American Tankers Ltd.	351,975	1,228,393
Overseas Shipholding Group Inc., Class A(a)	167,809	359,111
Panhandle Oil and Gas Inc., Class A	41,970	60,017
Penn Virginia Corp.(a)	32,663	321,731
REX American Resources Corp.(a)	13,563	889,868
SandRidge Energy Inc.(a)(b)	76,436	126,119
SilverBow Resources Inc.(a)(b)	18,299	71,915
Uranium Energy Corp.(a)(b)	451,708	450,263
W&T Offshore Inc.(a)(b)	230,006	414,011
Whiting Petroleum Corp.(a)	3,037	52,510

		12,707,970

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	38,870	1,474,728
Verso Corp., Class A	76,152	600,839

		2,075,567

Personal Products — 0.2%
Lifevantage Corp.(a)	33,403	403,174
Natural Alternatives International Inc.(a)(b)	13,070	98,679
Natural Health Trends Corp.	17,793	100,353
Nature’s Sunshine Products Inc.(a)	22,449	259,735
United-Guardian Inc.	6,831	102,533
Veru Inc.(a)(b)	127,812	334,867
Youngevity International Inc.(a)	18,501	11,106

		1,310,447

Pharmaceuticals — 3.4%
AcelRx Pharmaceuticals Inc.(a)	198,666	282,106
Aclaris Therapeutics Inc.(a)(b)	103,840	266,869
Adolor Corp. Escrow(c)	77,501	1
Agile Therapeutics Inc.(a)(b)	166,815	507,118
AMAG Pharmaceuticals Inc.(a)(b)	75,101	705,949
ANI Pharmaceuticals Inc.(a)	22,752	641,834
Aquestive Therapeutics Inc.(a)(b)	48,262	234,312
Avenue Therapeutics Inc.(a)(b)	17,487	189,384
Aytu BioScience Inc.(a)(b)	58,566	69,694
Baudax Bio Inc.(a)	37,566	104,058
BioDelivery Sciences International Inc.(a)(b)	217,441	811,055
Cara Therapeutics Inc.(a)	99,306	1,263,669
Cassava Sciences Inc.(a)(b)	58,655	675,119
Cerecor Inc.(a)(b)	70,256	159,832
Chiasma Inc.(a)	121,775	523,633
Clearside Biomedical Inc.(a)(b)	86,122	132,628
Collegium Pharmaceutical Inc.(a)	83,220	1,732,640
CorMedix Inc.(a)(b)	73,760	444,773
Cumberland Pharmaceuticals Inc.(a)(b)	26,242	84,237
Cymabay Therapeutics Inc.(a)	167,962	1,216,045
Durect Corp.(a)(b)	494,357	845,351

Security	Shares	Value

Pharmaceuticals (continued)
Eloxx Pharmaceuticals Inc.(a)(b)	65,119	$171,263
Eton Pharmaceuticals Inc.(a)(b)	38,272	302,349
Evofem Biosciences Inc.(a)(b)	184,795	436,116
Evoke Pharma Inc.(a)(b)	60,571	284,078
Evolus Inc.(a)(b)	54,284	212,250
Eyenovia Inc.(a)(b)	33,669	105,047
Fulcrum Therapeutics Inc.(a)(b)	34,186	271,095
Harrow Health Inc.(a)	56,377	315,147
Hoth Therapeutics Inc.(a)(b)	19,893	39,189
IMARA Inc.(a)(b)	12,036	244,812
Kala Pharmaceuticals Inc.(a)(b)	96,229	721,718
Kaleido Biosciences Inc.(a)(b)	24,758	274,071
Lannett Co. Inc.(a)	77,112	471,154
Liquidia Technologies Inc.(a)(b)	65,975	324,597
Lyra Therapeutics Inc.(a)(b)	10,102	112,940
Mallinckrodt PLC(a)(b)	203,797	198,356
Marinus Pharmaceuticals Inc.(a)(b)	63,207	812,210
Ocular Therapeutix Inc.(a)(b)	146,982	1,118,533
Omthera Pharmaceuticals Inc., NVS(c)	60,904	15,716
OncoMed Pharmaceuticals Inc., NVS(c)	60,904	1
Opiant Pharmaceuticals Inc.(a)	9,919	74,194
Optinose Inc.(a)(b)	77,647	302,823
Oramed Pharmaceuticals Inc.(a)	53,189	138,823
Osmotica Pharmaceuticals PLC(a)(b)	31,205	168,819
Otonomy Inc.(a)	68,983	279,381
Paratek Pharmaceuticals Inc.(a)(b)	109,160	590,556
Provention Bio Inc.(a)(b)	115,273	1,478,953
Pulmatrix Inc.(a)(b)	67,201	79,969
Recro Pharma Inc.(a)	46,194	97,007
resTORbio Inc.(b)	59,988	17,756
Satsuma Pharmaceuticals Inc.(a)(b)	22,859	88,922
scPharmaceuticals Inc.(a)	13,318	99,219
SIGA Technologies Inc.(a)(b)	127,843	878,281
Strongbridge Biopharma PLC(a)	89,603	188,166
TFF Pharmaceuticals Inc.(a)(b)	31,825	587,808
Trevi Therapeutics Inc.(a)(b)	13,149	52,990
Verrica Pharmaceuticals Inc.(a)(b)	30,813	238,493
VYNE Therapeutics Inc.(a)(b)	350,197	581,327
WaVe Life Sciences Ltd.(a)	59,598	505,987
Xeris Pharmaceuticals Inc.(a)(b)	112,606	667,754
Zynerba Pharmaceuticals Inc.(a)(b)	55,965	185,244

		24,623,421

Professional Services — 1.5%
Acacia Research Corp.(a)	105,366	365,620
Akerna Corp.(a)(b)	22,491	81,867
Barrett Business Services Inc.	18,056	946,857
BG Staffing Inc.	21,653	183,401
CRA International Inc.	18,275	684,764
DLH Holdings Corp.(a)	13,382	97,020
Forrester Research Inc.(a)	26,966	884,215
Franklin Covey Co.(a)	30,391	539,136
GP Strategies Corp.(a)	31,496	303,622
Heidrick & Struggles International Inc.	46,207	907,968
Hill International Inc.(a)(b)	108,391	143,076
InnerWorkings Inc.(a)(b)	108,465	324,310
Kelly Services Inc., Class A, NVS	81,487	1,388,539
Kforce Inc.	47,631	1,532,289
Mastech Digital Inc.(a)(b)	9,619	173,238
Mistras Group Inc.(a)	46,311	181,076
Red Violet Inc.(a)(b)	16,410	302,929

10

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Rekor Systems Inc.(a)	35,511	$204,543
Resources Connection Inc.	75,167	868,179
Willdan Group Inc.(a)(b)	25,724	656,219

		10,768,868

Real Estate Management & Development — 0.9%
Altisource Portfolio Solutions SA(a)	13,243	167,789
American Realty Investors Inc.(a)	3,920	35,554
CTO Realty Growth Inc.	11,567	510,105
eXp World Holdings Inc.(a)	59,035	2,381,472
Fathom Holdings Inc.(a)	11,871	186,850
Forestar Group Inc.(a)(b)	41,083	727,169
FRP Holdings Inc.(a)	16,325	680,263
Griffin Industrial Realty Inc.	2,612	139,611
Maui Land & Pineapple Co. Inc.(a)	18,601	201,263
Rafael Holdings Inc., Class B(a)(b)	22,539	349,354
Tejon Ranch Co.(a)	52,981	749,681
Trinity Place Holdings Inc.(a)(b)	39,225	55,307

		6,184,418

Road & Rail — 0.4%
Covenant Logistics Group Inc(a)	28,241	493,935
Daseke Inc.(a)(b)	110,841	595,216
HyreCar Inc.(a)	38,635	121,700
PAM Transportation Services Inc.(a)(b)	4,130	155,288
U.S. Xpress Enterprises Inc., Class A(a)	53,756	444,025
Universal Logistics Holdings Inc.	19,025	396,862
USA Truck Inc.(a)(b)	19,767	186,798
YRC Worldwide Inc.(a)	85,059	333,431

		2,727,255

Semiconductors & Semiconductor Equipment — 2.6%
Aehr Test Systems(a)(b)	56,520	78,563
Alpha & Omega Semiconductor Ltd.(a)	49,755	637,859
Amtech Systems Inc.(a)	30,346	148,392
Atomera Inc.(a)(b)	36,576	382,219
AXT Inc.(a)(b)	95,044	581,669
Beam Global(a)(b)	11,402	138,648
CEVA Inc.(a)	52,779	2,077,909
Cohu Inc.(b)	99,639	1,711,798
CyberOptics Corp.(a)	17,181	547,043
DSP Group Inc.(a)(b)	55,089	726,073
Everspin Technologies Inc.(a)(b)	34,031	192,956
GSI Technology Inc.(a)	40,283	227,196
Ichor Holdings Ltd.(a)(b)	53,294	1,149,552
Impinj Inc.(a)(b)	40,790	1,074,817
inTEST Corp.(a)	23,833	107,249
NeoPhotonics Corp.(a)	118,891	724,046
NVE Corp.	11,342	556,665
PDF Solutions Inc.(a)	70,528	1,319,579
Photronics Inc.(a)	151,946	1,513,382
Pixelworks Inc.(a)	96,135	197,077
QuickLogic Corp.(a)(b)	20,778	64,620
SiTime Corp.(a)(b)	22,209	1,866,222
SMART Global Holdings Inc.(a)(b)	34,173	934,290
Ultra Clean Holdings Inc.(a)	96,794	2,077,199

		19,035,023

Software — 3.7%
A10 Networks Inc.(a)	147,919	942,244
Agilysys Inc.(a)(b)	44,112	1,065,746
American Software Inc./GA, Class A	72,719	1,020,975
Asure Software Inc.(a)(b)	33,212	250,751

Security	Shares	Value

Software (continued)
AudioEye Inc.(a)(b)	13,178	$192,201
Aware Inc./MA(a)	35,617	96,166
ChannelAdvisor Corp.(a)	66,781	966,321
Digimarc Corp.(a)(b)	29,116	650,160
Digital Turbine Inc.(a)(b)	200,493	6,564,141
Domo Inc., Class B(a)	61,850	2,370,710
eGain Corp.(a)	53,003	751,053
GTY Technology Holdings Inc.(a)(b)	109,214	289,417
Intelligent Systems Corp.(a)(b)	18,277	712,437
Issuer Direct Corp.(a)(b)	7,010	139,359
Mind CTI Ltd.	56,065	130,071
Mitek Systems Inc.(a)(b)	78,542	1,000,625
MobileIron Inc.(a)	237,825	1,667,153
OneSpan Inc.(a)	81,149	1,700,883
Park City Group Inc.(a)	29,569	145,775
Rimini Street Inc.(a)	56,056	180,500
Riot Blockchain Inc.(a)(b)	104,435	281,975
Rosetta Stone Inc.(a)	56,910	1,706,162
Seachange International Inc.(a)	71,926	62,604
SharpSpring Inc.(a)(b)	21,922	244,430
ShotSpotter Inc.(a)(b)	19,495	605,125
Smith Micro Software Inc.(a)(b)	82,638	308,240
Synacor Inc.(a)	90,005	135,908
Synchronoss Technologies Inc.(a)(b)	101,488	305,479
Telenav Inc.(a)	80,738	290,657
Verb Technology Co. Inc.(a)(b)	54,432	58,787
Veritone Inc.(a)(b)	57,482	526,535
VirnetX Holding Corp.	154,472	814,067
Zix Corp.(a)(b)	132,704	774,991

		26,951,648

Specialty Retail — 3.4%
America’s Car-Mart Inc./TX(a)(b)	15,206	1,290,685
At Home Group Inc.(a)(b)	129,514	1,924,578
Barnes & Noble Education Inc.(a)(b)	102,328	264,006
Blink Charging Co.(a)(b)	52,366	539,893
Boot Barn Holdings Inc.(a)(b)	69,192	1,947,063
Build-A-Bear Workshop Inc.(a)	37,467	93,668
Caleres Inc.	90,183	862,150
Cato Corp. (The), Class A	54,228	424,063
Chico’s FAS Inc.	283,650	275,850
Citi Trends Inc.	24,700	617,006
Conn’s Inc.(a)(b)	41,823	442,487
Container Store Group Inc. (The)(a)(b)	52,066	323,330
Envela Corp.(a)	20,026	85,912
Express Inc.(a)(b)	151,368	92,334
GameStop Corp., Class A(a)(b)	142,619	1,454,714
Genesco Inc.(a)	34,750	748,515
GrowGeneration Corp.(a)	86,847	1,387,815
Haverty Furniture Companies Inc.	41,076	860,131
Hibbett Sports Inc.(a)	40,595	1,592,136
Lazydays Holdings Inc.(a)(b)	12,897	163,534
LMP Automotive Holdings Inc.(a)(b)	14,076	382,023
Lumber Liquidators Holdings Inc.(a)	69,208	1,526,036
MarineMax Inc.(a)(b)	49,634	1,274,105
OneWater Marine Inc., Class A(a)	12,259	251,187
Shoe Carnival Inc.	23,085	775,194
Sportsman’s Warehouse Holdings Inc.(a)	103,274	1,477,851
Tilly’s Inc., Class A	53,832	324,607
TravelCenters of America Inc.(a)	28,013	547,374
Winmark Corp.	7,302	1,257,258

11

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Zumiez Inc.(a)	51,029	$1,419,627

		24,625,132

Technology Hardware, Storage & Peripherals — 0.3%
AstroNova Inc.	17,418	139,692
Avid Technology Inc.(a)(b)	76,742	656,912
Eastman Kodak Co.(a)(b)	39,140	345,215
Immersion Corp.(a)	41,970	295,888
Intevac Inc.(a)	57,567	317,194
One Stop Systems Inc.(a)(b)	28,707	60,285
Quantum Corp.(a)	71,907	330,772
TransAct Technologies Inc.	17,491	87,455

		2,233,413

Textiles, Apparel & Luxury Goods — 0.5%
Crown Crafts Inc.	23,819	134,577
Culp Inc.	29,646	368,203
Delta Apparel Inc.(a)(b)	15,135	215,674
Fossil Group Inc.(a)(b)	114,027	654,515
Jerash Holdings U.S. Inc.	2,783	12,635
Lakeland Industries Inc.(a)(b)	18,713	370,518
Movado Group Inc.	37,872	376,448
Rocky Brands Inc.	16,775	416,523
Superior Group of Companies Inc.	26,096	606,210
Unifi Inc.(a)	33,663	432,233
Vera Bradley Inc.(a)(b)	51,600	315,276
Vince Holding Corp.(a)(b)	7,044	38,108

		3,940,920

Thrifts & Mortgage Finance — 2.0%
Bogota Financial Corp.(a)(b)	15,368	117,104
Bridgewater Bancshares Inc.(a)	65,472	621,329
Broadway Financial Corp./DE(a)(b)	44,290	74,407
CBM Bancorp Inc.	10,819	132,749
CF Bankshares Inc.(a)(b)	9,899	119,580
ESSA Bancorp. Inc.	23,644	291,531
Federal Agricultural Mortgage Corp., Class C, NVS	22,035	1,402,748
First Seacoast Bancorp.(a)(b)	5,225	37,881
FS Bancorp. Inc.	9,366	384,006
Hingham Institution For Savings (The)	3,054	561,936
Home Bancorp. Inc.	17,941	433,275
HomeStreet Inc.	55,511	1,429,963
Impac Mortgage Holdings Inc.(a)(b)	31,515	40,024
Luther Burbank Corp.	49,009	409,225
Merchants Bancorp./IN	22,754	448,481
Meridian Bancorp. Inc.	117,857	1,219,820
MMA Capital Holdings Inc.(a)	11,037	248,443
OP Bancorp	32,994	188,726
PCSB Financial Corp.	38,947	470,090
Pioneer Bancorp. Inc./NY(a)(b)	30,826	273,735
Ponce de Leon Federal Bank(a)(b)	21,200	186,984
Premier Financial Corp.	91,163	1,419,864
Provident Bancorp Inc.	25,266	196,822
Provident Financial Holdings Inc.	17,765	211,404
Prudential Bancorp. Inc.	20,263	213,572
Randolph Bancorp Inc.(a)	13,377	166,276
Rhinebeck Bancorp Inc.(a)	11,968	75,638
Riverview Bancorp. Inc.	55,765	231,425
Security National Financial Corp., Class A(a)	27,553	176,339
Severn Bancorp. Inc.	27,014	175,321
Southern Missouri Bancorp. Inc.	17,572	414,348
Sterling Bancorp Inc./MI	40,157	120,873

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Territorial Bancorp. Inc.	20,658	$417,911
Timberland Bancorp. Inc./WA	18,959	341,262
Velocity Financial Inc.(a)(b)	19,474	97,760
Waterstone Financial Inc.	59,205	917,085
Western New England Bancorp Inc.	59,076	332,598

		14,600,535

Tobacco — 0.1%
Turning Point Brands Inc.(b)	28,854	805,027

Trading Companies & Distributors — 0.9%
Alta Equipment Group Inc.(a)	40,990	320,952
BlueLinx Holdings Inc.(a)	21,673	466,620
CAI International Inc.	41,165	1,133,272
DXP Enterprises Inc./TX(a)	39,185	632,054
EVI Industries Inc.(a)(b)	11,879	316,100
Foundation Building Materials Inc.(a)(b)	49,614	779,932
General Finance Corp.(a)	25,855	163,662
Houston Wire & Cable Co.(a)	36,555	91,388
Huttig Building Products Inc.(a)(b)	60,494	132,482
Lawson Products Inc./DE(a)	11,564	474,471
Nesco Holding Inc.(a)	32,269	133,916
Titan Machinery Inc.(a)	46,615	616,716
Transcat Inc.(a)	17,339	508,033
Veritiv Corp.(a)	31,176	394,688
Willis Lease Finance Corp.(a)	6,764	124,796

		6,289,082

Water Utilities — 0.5%
Artesian Resources Corp., Class A, NVS	20,228	697,259
Cadiz Inc.(a)(b)	49,713	493,650
Consolidated Water Co. Ltd.	35,661	371,231
Global Water Resources Inc.(b)	34,140	368,029
Pure Cycle Corp.(a)	48,285	435,048
York Water Co. (The)	32,091	1,356,487

		3,721,704

Wireless Telecommunication Services — 0.4%
Boingo Wireless Inc.(a)(b)	106,111	1,081,802
Gogo Inc.(a)(b)	135,991	1,256,557
Spok Holdings Inc.	44,359	421,854

		2,760,213

Total Common Stocks — 99.8% (Cost: $802,875,191)		718,613,434

Short-Term Investments

Money Market Funds — 19.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(e)(f)(g)	138,987,999	139,113,088
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	1,170,000	1,170,000

		140,283,088

Total Short-Term Investments — 19.5% (Cost: $140,169,925)		140,283,088

Total Investments in Securities — 119.3% (Cost: $943,045,116)		858,896,522

Other Assets, Less Liabilities — (19.3)%		(139,210,432)

Net Assets — 100.0%		$719,686,090

12

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Micro-Cap ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

13

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Huntington Ingalls Industries Inc.	16	$2,252
L3Harris Technologies Inc.	88	14,946
Mercury Systems Inc.(a)	22	1,704
TransDigm Group Inc.	21	9,978
Virgin Galactic Holdings Inc.(a)	27	519

		29,399

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	54	5,518

Airlines — 0.4%
Alaska Air Group Inc.	48	1,758
Southwest Airlines Co.	219	8,213

		9,971

Banks — 8.7%
Associated Banc-Corp.	59	745
Bank of America Corp.	3,140	75,643
Bank of Hawaii Corp.	16	808
Bank OZK	50	1,066
BOK Financial Corp.	12	618
Citizens Financial Group Inc.	174	4,399
Commerce Bancshares Inc.	41	2,308
Cullen/Frost Bankers Inc.	23	1,471
East West Bancorp. Inc.	58	1,899
Fifth Third Bancorp	291	6,204
First Citizens BancShares Inc./NC, Class A	2	638
First Hawaiian Inc.	48	694
First Horizon National Corp.	223	2,103
First Republic Bank/CA	70	7,634
FNB Corp.	124	841
Huntington Bancshares Inc./OH	413	3,787
KeyCorp	397	4,736
M&T Bank Corp.	52	4,789
PacWest Bancorp	48	820
People’s United Financial Inc.	173	1,784
Pinnacle Financial Partners Inc.	30	1,068
PNC Financial Services Group Inc. (The)	173	19,014
Prosperity Bancshares Inc.	36	1,866
Regions Financial Corp.	392	4,520
Signature Bank/New York NY	21	1,743
Sterling Bancorp./DE	79	831
SVB Financial Group(a)	21	5,053
Synovus Financial Corp.	60	1,270
TCF Financial Corp.	62	1,448
Truist Financial Corp.	547	20,813
U.S. Bancorp	552	19,789
Umpqua Holdings Corp.	90	956
Webster Financial Corp.	37	977
Wells Fargo & Co.	1,524	35,829
Western Alliance Bancorp	40	1,265
Wintrust Financial Corp.	22	881
Zions Bancorp NA	66	1,928

		242,238

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	3	2,650
Constellation Brands Inc., Class A	65	12,318

		14,968

Biotechnology — 2.9%
ACADIA Pharmaceuticals Inc.(a)	45	1,856

Security	Shares	Value

Biotechnology (continued)
Acceleron Pharma Inc.(a)	21	$2,363
Agios Pharmaceuticals Inc.(a)	24	840
Bluebird Bio Inc.(a)	26	1,403
Exact Sciences Corp.(a)	61	6,219
Global Blood Therapeutics Inc.(a)	24	1,323
Immunomedics Inc.(a)	84	7,143
Incyte Corp.(a)	74	6,641
Ionis Pharmaceuticals Inc.(a)	53	2,515
Moderna Inc.(a)	117	8,278
Neurocrine Biosciences Inc.(a)	38	3,654
Regeneron Pharmaceuticals Inc.(a)	39	21,831
Sage Therapeutics Inc.(a)	20	1,222
Sarepta Therapeutics Inc.(a)	30	4,213
Seattle Genetics Inc.(a)	49	9,589
United Therapeutics Corp.(a)	18	1,818

		80,908

Building Products — 0.2%
Armstrong World Industries Inc.	19	1,308
AZEK Co. Inc. (The)(a)	15	522
Trex Co. Inc.(a)	47	3,365

		5,195

Capital Markets — 3.1%
Ameriprise Financial Inc.	49	7,551
Apollo Global Management Inc.	70	3,133
Ares Management Corp., Class A	40	1,617
Cboe Global Markets Inc.	45	3,948
Charles Schwab Corp. (The)	472	17,101
CME Group Inc.	144	24,093
E*TRADE Financial Corp.	90	4,504
Eaton Vance Corp., NVS	45	1,717
LPL Financial Holdings Inc.	32	2,453
Raymond James Financial Inc.	50	3,638
T Rowe Price Group Inc.	92	11,796
TD Ameritrade Holding Corp.	106	4,150

		85,701

Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	17	2,599

Commercial Services & Supplies — 1.7%
ADT Inc.	63	515
Cintas Corp.	36	11,982
IAA Inc.(a)	55	2,864
Republic Services Inc.	86	8,028
Rollins Inc.	61	3,305
Terminix Global Holdings Inc.	52	2,074
Waste Management Inc.	171	19,352

		48,120

Construction Materials — 0.5%
Eagle Materials Inc.	16	1,381
Martin Marietta Materials Inc.	25	5,884
Vulcan Materials Co.	54	7,319

		14,584

Consumer Finance — 1.3%
Ally Financial Inc.	153	3,836
Capital One Financial Corp.	185	13,294
Credit Acceptance Corp.(a)	4	1,355
Discover Financial Services	125	7,222
LendingTree Inc.(a)	3	921
OneMain Holdings Inc.	27	844

14

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Santander Consumer USA Holdings Inc.	28	$509
SLM Corp.	153	1,238
Synchrony Financial	238	6,228

		35,447

Containers & Packaging — 0.3%
Packaging Corp. of America	38	4,144
Westrock Co.	105	3,648

		7,792

Distributors — 0.2%
Pool Corp.	16	5,353

Diversified Consumer Services — 0.4%
Chegg Inc.(a)	49	3,500
frontdoor Inc.(a)	34	1,323
Grand Canyon Education Inc.(a)	19	1,519
H&R Block Inc.	75	1,222
Service Corp. International	69	2,910

		10,474

Diversified Financial Services — 0.2%
Equitable Holdings Inc.	166	3,028
Voya Financial Inc.	51	2,444

		5,472

Diversified Telecommunication Services — 6.8%
AT&T Inc.	2,895	82,537
CenturyLink Inc.	447	4,510
GCI Liberty Inc., Class A(a)	40	3,278
Verizon Communications Inc.	1,682	100,062

		190,387

Electric Utilities — 7.6%
Alliant Energy Corp.	102	5,268
American Electric Power Co. Inc.	201	16,428
Avangrid Inc.	22	1,110
Duke Energy Corp.	298	26,391
Edison International	146	7,423
Entergy Corp.	82	8,080
Evergy Inc.	92	4,675
Eversource Energy	140	11,697
Exelon Corp.	398	14,233
FirstEnergy Corp.	221	6,345
Hawaiian Electric Industries Inc.	43	1,429
IDACORP Inc.	20	1,598
NextEra Energy Inc.	199	55,235
NRG Energy Inc.	101	3,105
OGE Energy Corp.	80	2,399
PG&E Corp.(a)	529	4,967
Pinnacle West Capital Corp.	46	3,429
Southern Co. (The)	429	23,260
Xcel Energy Inc.	213	14,699

		211,771

Electrical Equipment — 0.2%
Acuity Brands Inc.	16	1,638
Hubbell Inc.	22	3,010

		4,648

Electronic Equipment, Instruments & Components — 0.3%
CDW Corp./DE	58	6,933

Energy Equipment & Services — 0.0%
Helmerich & Payne Inc.	40	586

Security	Shares	Value

Entertainment — 0.4%
Madison Square Garden Entertainment Corp.(a)	8	$548
Madison Square Garden Sports Corp.(a)	8	1,204
Roku Inc.(a)	43	8,118

		9,870

Equity Real Estate Investment Trusts (REITs) — 8.2%
Alexandria Real Estate Equities Inc.	51	8,160
American Campus Communities Inc.	56	1,956
American Homes 4 Rent, Class A	106	3,019
Apartment Investment & Management Co., Class A	60	2,023
Apple Hospitality REIT Inc.	78	750
AvalonBay Communities Inc.	57	8,512
Boston Properties Inc.	64	5,139
Brandywine Realty Trust	61	631
Brixmor Property Group Inc.	121	1,414
Brookfield Property REIT Inc., Class A	21	257
Camden Property Trust	39	3,470
CoreSite Realty Corp.	16	1,902
Corporate Office Properties Trust	45	1,067
Cousins Properties Inc.	60	1,715
Crown Castle International Corp.	169	28,138
CubeSmart	79	2,552
CyrusOne Inc.	48	3,361
Douglas Emmett Inc.	68	1,707
Duke Realty Corp.	150	5,535
Empire State Realty Trust Inc., Class A	56	343
EPR Properties	28	770
Equity Commonwealth	48	1,278
Equity LifeStyle Properties Inc.	71	4,352
Equity Residential	150	7,700
Essex Property Trust Inc.	26	5,221
Extra Space Storage Inc.	52	5,563
Federal Realty Investment Trust	31	2,277
First Industrial Realty Trust Inc.	52	2,070
Gaming and Leisure Properties Inc.	84	3,102
Healthcare Trust of America Inc., Class A	89	2,314
Healthpeak Properties Inc.	220	5,973
Highwoods Properties Inc.	42	1,410
Host Hotels & Resorts Inc.	285	3,075
Hudson Pacific Properties Inc.	61	1,338
Invitation Homes Inc.	229	6,410
JBG SMITH Properties	50	1,337
Kilroy Realty Corp.	47	2,442
Kimco Realty Corp.	169	1,903
Lamar Advertising Co., Class A	35	2,316
Life Storage Inc.	19	2,000
Medical Properties Trust Inc.	212	3,738
Mid-America Apartment Communities Inc.	47	5,450
National Retail Properties Inc.	70	2,416
Omega Healthcare Investors Inc.	92	2,754
Outfront Media Inc.	59	858
Paramount Group Inc.	73	517
Park Hotels & Resorts Inc.	98	979
Public Storage	61	13,586
Realty Income Corp.	141	8,566
Regency Centers Corp.	69	2,623
Rexford Industrial Realty Inc.	50	2,288
Simon Property Group Inc.	124	8,020
SL Green Realty Corp.	30	1,391
Spirit Realty Capital Inc.	42	1,418
STORE Capital Corp.	95	2,606

15

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities Inc.	39	$5,484
Taubman Centers Inc.	22	732
UDR Inc.	120	3,913
Ventas Inc.	152	6,378
VEREIT Inc.	441	2,867
VICI Properties Inc.	218	5,095
Vornado Realty Trust	72	2,427
Weingarten Realty Investors	50	848

		229,456

Food & Staples Retailing — 0.6%
Albertsons Companies Inc., Class A(a)	20	277
Casey’s General Stores Inc.	15	2,665
Grocery Outlet Holding Corp.(a)	29	1,140
Kroger Co. (The)	316	10,715
Sprouts Farmers Market Inc.(a)	47	984
U.S. Foods Holding Corp.(a)	90	2,000

		17,781

Food Products — 1.2%
Campbell Soup Co.	72	3,483
Conagra Brands Inc.	199	7,106
Flowers Foods Inc.	77	1,873
Hormel Foods Corp.	114	5,574
JM Smucker Co. (The)	45	5,198
Post Holdings Inc.(a)	26	2,236
Tyson Foods Inc., Class A	117	6,959

		32,429

Gas Utilities — 0.2%
Atmos Energy Corp.	50	4,779
National Fuel Gas Co.	35	1,421

		6,200

Health Care Providers & Services — 10.0%
Amedisys Inc.(a)	13	3,074
AmerisourceBergen Corp.	60	5,815
Anthem Inc.	103	27,665
Cardinal Health Inc.	119	5,587
Centene Corp.(a)	235	13,708
Chemed Corp.	6	2,882
Cigna Corp.	147	24,903
CVS Health Corp.	531	31,010
DaVita Inc.(a)	34	2,912
Encompass Health Corp.	40	2,599
Guardant Health Inc.(a)	31	3,465
Humana Inc.	53	21,936
Molina Healthcare Inc.(a)	24	4,393
Oak Street Health Inc.(a)	6	321
Premier Inc., Class A	24	788
Quest Diagnostics Inc.	55	6,297
UnitedHealth Group Inc.	383	119,408
Universal Health Services Inc., Class B	30	3,211

		279,974

Health Care Technology — 0.5%
Cerner Corp.	124	8,964
Change Healthcare Inc.(a)	99	1,437
Livongo Health Inc.(a)	23	3,221

		13,622

Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill Inc.(a)	11	13,681
Choice Hotels International Inc.	14	1,203

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants Inc.	54	$5,440
Extended Stay America Inc.	74	884
Planet Fitness Inc., Class A(a)	32	1,972
Six Flags Entertainment Corp.	29	589
Wendy’s Co. (The)	71	1,583

		25,352

Household Durables — 1.1%
DR Horton Inc.	135	10,210
Lennar Corp., Class A	111	9,067
Lennar Corp., Class B	6	394
NVR Inc.(a)	1	4,083
PulteGroup Inc.	109	5,046
Toll Brothers Inc.	46	2,238

		31,038

Household Products — 0.0%
Reynolds Consumer Products Inc.	20	612

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	199	3,753

Insurance — 3.5%
Allstate Corp. (The)	128	12,050
American Financial Group Inc./OH	30	2,009
American National Group Inc.	3	203
Athene Holding Ltd., Class A(a)	47	1,602
Brighthouse Financial Inc.(a)	36	969
Brown & Brown Inc.	96	4,346
Cincinnati Financial Corp.	61	4,756
CNA Financial Corp.	12	360
Erie Indemnity Co., Class A, NVS	10	2,103
Fidelity National Financial Inc.	98	3,068
First American Financial Corp.	44	2,240
Globe Life Inc.	43	3,436
GoHealth Inc., Class A(a)	18	234
Hanover Insurance Group Inc. (The)	16	1,491
Hartford Financial Services Group Inc. (The)	146	5,381
Kemper Corp.	25	1,671
Lemonade Inc.(a)	5	249
Lincoln National Corp.	79	2,475
Loews Corp.	98	3,405
Mercury General Corp.	10	414
Old Republic International Corp.	116	1,710
Principal Financial Group Inc.	111	4,470
Progressive Corp. (The)	237	22,437
Travelers Companies Inc. (The)	103	11,143
Unum Group	83	1,397
White Mountains Insurance Group Ltd.	1	779
WR Berkley Corp.	57	3,485

		97,883

Interactive Media & Services — 0.3%
Zillow Group Inc., Class A(a)	23	2,335
Zillow Group Inc., Class C, NVS(a)	57	5,791

		8,126

Internet & Direct Marketing Retail — 0.4%
Grubhub Inc.(a)	38	2,749
Wayfair Inc., Class A(a)	27	7,857

		10,606

IT Services — 3.2%
Black Knight Inc.(a)	62	5,397

16

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Booz Allen Hamilton Holding Corp.	55	$4,564
Broadridge Financial Solutions Inc.	47	6,204
CACI International Inc., Class A(a)	10	2,132
Fiserv Inc.(a)	227	23,392
Jack Henry & Associates Inc.	31	5,040
Leidos Holdings Inc.	55	4,903
Paychex Inc.	131	10,450
Science Applications International Corp.	24	1,882
Square Inc., Class A(a)	150	24,383
Switch Inc., Class A	31	484

		88,831

Leisure Products — 0.1%
Peloton Interactive Inc., Class A(a)	40	3,970

Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies Corp.(a)	31	1,508

Machinery — 0.0%
Trinity Industries Inc.	38	741

Marine — 0.0%
Kirby Corp.(a)	24	868

Media — 2.1%
Altice USA Inc., Class A(a)	128	3,328
Cable One Inc.	2	3,771
Charter Communications Inc., Class A(a)	60	37,460
DISH Network Corp., Class A(a)	100	2,903
Fox Corp., Class A, NVS	136	3,785
Fox Corp., Class B(a)	64	1,790
New York Times Co. (The), Class A	64	2,739
Nexstar Media Group Inc., Class A	17	1,529
Sirius XM Holdings Inc.	482	2,583

		59,888

Metals & Mining — 0.4%
Nucor Corp.	123	5,518
Reliance Steel & Aluminum Co.	26	2,653
Steel Dynamics Inc.	82	2,347

		10,518

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	227	3,158
Annaly Capital Management Inc.	573	4,080
New Residential Investment Corp.	169	1,343
Starwood Property Trust Inc.	112	1,690

		10,271

Multi-Utilities — 3.4%
Ameren Corp.	101	7,987
CenterPoint Energy Inc.	206	3,986
CMS Energy Corp.	117	7,185
Consolidated Edison Inc.	137	10,659
Dominion Energy Inc.	340	26,836
DTE Energy Co.	78	8,973
MDU Resources Group Inc.	78	1,755
NiSource Inc.	156	3,432
Public Service Enterprise Group Inc.	206	11,312
WEC Energy Group Inc.	129	12,500

		94,625

Multiline Retail — 2.4%
Dollar General Corp.	102	21,381
Dollar Tree Inc.(a)	96	8,769

Security	Shares	Value

Multiline Retail (continued)
Kohl’s Corp.	62	$1,149
Nordstrom Inc.	40	477
Ollie’s Bargain Outlet Holdings Inc.(a)	21	1,834
Target Corp.	203	31,956

		65,566

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	113	607
Cabot Oil & Gas Corp.	160	2,778
Cimarex Energy Co.	40	973
Concho Resources Inc.	80	3,530
Continental Resources Inc./OK	30	368
Devon Energy Corp.	152	1,438
Diamondback Energy Inc.	62	1,867
EOG Resources Inc.	238	8,554
EQT Corp.	100	1,293
Equitrans Midstream Corp.	161	1,362
HollyFrontier Corp.	59	1,163
Kinder Morgan Inc./DE	795	9,802
Marathon Oil Corp.	322	1,317
Marathon Petroleum Corp.	264	7,746
ONEOK Inc.	179	4,650
Parsley Energy Inc., Class A	118	1,105
Pioneer Natural Resources Co.	67	5,761
Targa Resources Corp.	90	1,263
Williams Companies Inc. (The)	497	9,766
WPX Energy Inc.(a)	151	740

		66,083

Pharmaceuticals — 0.4%
Horizon Therapeutics PLC(a)	80	6,215
Jazz Pharmaceuticals PLC(a)	22	3,137
Reata Pharmaceuticals Inc., Class A(a)	10	974
Royalty Pharma PLC, Class A	33	1,388

		11,714

Professional Services — 0.6%
CoreLogic Inc.	32	2,165
CoStar Group Inc.(a)	15	12,728
Dun & Bradstreet Holdings Inc.(a)	33	847

		15,740

Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The)(a)	15	864

Road & Rail — 4.3%
AMERCO	3	1,068
CSX Corp.	310	24,078
JB Hunt Transport Services Inc.	34	4,297
Knight-Swift Transportation Holdings Inc.	50	2,035
Landstar System Inc.	16	2,008
Lyft Inc., Class A(a)	99	2,727
Norfolk Southern Corp.	104	22,255
Old Dominion Freight Line Inc.	40	7,237
Schneider National Inc., Class B	25	618
Union Pacific Corp.	276	54,336

		120,659

Software — 2.8%
2U Inc.(a)	27	914
Avalara Inc.(a)	34	4,330
Bill.Com Holdings Inc.(a)	22	2,207
Duck Creek Technologies Inc.(a)	6	273
Five9 Inc.(a)	25	3,242

17

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Intuit Inc.	102	$33,273
nCino Inc.(a)	3	239
Paycom Software Inc.(a)	20	6,226
Paylocity Holding Corp.(a)	14	2,260
RealPage Inc.(a)	35	2,017
RingCentral Inc., Class A(a)	31	8,513
Trade Desk Inc. (The), Class A(a)	16	8,300
Tyler Technologies Inc.(a)	16	5,577

		77,371

Specialty Retail — 9.6%
Advance Auto Parts Inc.	27	4,145
AutoNation Inc.(a)	24	1,270
AutoZone Inc.(a)	9	10,599
Best Buy Co. Inc.	93	10,350
Burlington Stores Inc.(a)	26	5,358
CarMax Inc.(a)	66	6,066
Carvana Co.(a)	22	4,907
Dick’s Sporting Goods Inc.	24	1,389
Five Below Inc.(a)	23	2,921
Floor & Decor Holdings Inc., Class A(a)	38	2,842
Home Depot Inc. (The)	436	121,082
L Brands Inc.	92	2,927
Lowe’s Companies Inc.	307	50,919
O’Reilly Automotive Inc.(a)	29	13,371
Ross Stores Inc.	142	13,251
Tractor Supply Co.	47	6,737
Ulta Beauty Inc.(a)	22	4,928
Vroom Inc.(a)	9	466
Williams-Sonoma Inc.	31	2,804

		266,332

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	17	1,472

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	138	1,223
New York Community Bancorp. Inc.	184	1,522
Rocket Companies Inc., Class A(a)	41	817
TFS Financial Corp.	18	264

		3,826

Tobacco — 1.0%
Altria Group Inc.	755	29,173

Trading Companies & Distributors — 0.8%
Fastenal Co.	234	10,551
HD Supply Holdings Inc.(a)	64	2,639
MSC Industrial Direct Co. Inc., Class A	18	1,139
United Rentals Inc.(a)	29	5,060
Watsco Inc.	13	3,028

		22,417

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	27	726

Water Utilities — 0.5%
American Water Works Co. Inc.	74	10,721
Essential Utilities Inc.	100	4,025

		14,746

Wireless Telecommunication Services — 0.9%
Telephone and Data Systems Inc.	40	738
T-Mobile U.S. Inc.(a)	223	25,502

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)	6	$177

		26,417

Total Common Stocks — 99.7% (Cost: $2,948,608)		2,779,092

Total Investments in Securities — 99.7% (Cost: $2,948,608)		2,779,092

Other Assets, Less Liabilities — 0.3%		8,195

Net Assets — 100.0%		$2,787,287

(a)	Non-income producing security.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

18

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise Inc.(a)(b)	1,477	$133,964
BWX Technologies Inc.	2,246	126,472
Curtiss-Wright Corp.	987	92,048
Hexcel Corp.	1,938	65,020
Howmet Aerospace Inc.	9,337	156,115
Huntington Ingalls Industries Inc.	936	131,742
Mercury Systems Inc.(a)	1,287	99,691
Spirit AeroSystems Holdings Inc., Class A	2,499	47,256
Textron Inc.	5,393	194,633
Virgin Galactic Holdings Inc.(a)(b)	1,590	30,576

		1,077,517

Air Freight & Logistics — 0.2%
XPO Logistics Inc.(a)	2,149	181,934

Airlines — 0.3%
Alaska Air Group Inc.	2,830	103,663
American Airlines Group Inc.	10,774	132,412
Copa Holdings SA, Class A, NVS	741	37,302
JetBlue Airways Corp.(a)	6,481	73,430

		346,807

Auto Components — 0.5%
BorgWarner Inc.	4,899	189,787
Gentex Corp.	5,793	149,170
Lear Corp.	1,417	154,524

		493,481

Automobiles — 0.2%
Harley-Davidson Inc.(b)	3,600	88,344
Thor Industries Inc.	1,301	123,933

		212,277

Banks — 1.9%
Associated Banc-Corp.	3,565	44,990
Bank of Hawaii Corp.	940	47,489
Bank OZK	2,907	61,977
BOK Financial Corp.	749	38,581
Comerica Inc.	3,290	125,843
Commerce Bancshares Inc.	2,387	134,364
Cullen/Frost Bankers Inc.	1,317	84,222
East West Bancorp. Inc.	3,324	108,828
First Citizens BancShares Inc./NC, Class A	146	46,542
First Hawaiian Inc.	3,087	44,669
First Horizon National Corp.	12,694	119,704
FNB Corp.	7,501	50,857
PacWest Bancorp	2,781	47,499
People’s United Financial Inc.	9,970	102,791
Pinnacle Financial Partners Inc.	1,731	61,606
Popular Inc.	1,952	70,799
Prosperity Bancshares Inc.	2,104	109,050
Signature Bank/New York NY	1,226	101,746
Sterling Bancorp./DE	4,497	47,308
Synovus Financial Corp.	3,401	71,999
TCF Financial Corp.	3,557	83,092
Umpqua Holdings Corp.	5,117	54,343
Webster Financial Corp.	2,132	56,306
Western Alliance Bancorp	2,298	72,663
Wintrust Financial Corp.	1,360	54,468
Zions Bancorp NA	3,812	111,387

		1,953,123

Security	Shares	Value

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	210	$185,506

Biotechnology — 1.9%
ACADIA Pharmaceuticals Inc.(a)(b)	2,610	107,663
Acceleron Pharma Inc.(a)(b)	1,212	136,386
Agios Pharmaceuticals Inc.(a)	1,464	51,240
Alkermes PLC(a)	3,760	62,303
Bluebird Bio Inc.(a)	1,539	83,029
Exelixis Inc.(a)	7,194	175,893
Global Blood Therapeutics Inc.(a)	1,376	75,873
Immunomedics Inc.(a)	4,885	415,372
Ionis Pharmaceuticals Inc.(a)	3,093	146,763
Iovance Biotherapeutics Inc.(a)	3,275	107,813
Neurocrine Biosciences Inc.(a)	2,181	209,725
Sage Therapeutics Inc.(a)	1,202	73,466
Sarepta Therapeutics Inc.(a)(b)	1,766	247,999
United Therapeutics Corp.(a)	1,025	103,525

		1,997,050

Building Products — 1.3%
A O Smith Corp.	3,138	165,686
Allegion PLC	2,183	215,921
Armstrong World Industries Inc.	1,134	78,031
AZEK Co. Inc. (The)(a)	851	29,623
Fortune Brands Home & Security Inc.	3,265	282,488
Lennox International Inc.	820	223,540
Owens Corning	2,525	173,745
Trex Co. Inc.(a)(b)	2,732	195,611

		1,364,645

Capital Markets — 1.2%
Affiliated Managers Group Inc.	1,084	74,124
Ares Management Corp., Class A	2,323	93,896
Carlyle Group Inc. (The)	2,772	68,385
Eaton Vance Corp., NVS	2,610	99,571
Evercore Inc., Class A	940	61,532
FactSet Research Systems Inc.	881	295,029
Invesco Ltd.	8,879	101,309
Lazard Ltd., Class A	2,370	78,329
LPL Financial Holdings Inc.	1,856	142,300
Morningstar Inc.	508	81,590
SEI Investments Co.	2,726	138,263
Virtu Financial Inc., Class A	1,498	34,469

		1,268,797

Chemicals — 1.6%
Albemarle Corp.	2,500	223,200
Ashland Global Holdings Inc.	1,314	93,189
Axalta Coating Systems Ltd.(a)	4,969	110,163
Cabot Corp.	1,325	47,740
CF Industries Holdings Inc.	5,051	155,116
Chemours Co. (The)	3,887	81,277
Element Solutions Inc.(a)	5,109	53,696
Huntsman Corp.	4,721	104,853
Mosaic Co. (The)	8,165	149,175
NewMarket Corp.	160	54,771
Olin Corp.	3,396	42,042
RPM International Inc.	3,030	251,005
Scotts Miracle-Gro Co. (The)	959	146,641
Valvoline Inc.	4,410	83,966
Westlake Chemical Corp.	807	51,019

19

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
WR Grace & Co.	1,338	$53,908

		1,701,761

Commercial Services & Supplies — 0.6%
ADT Inc.	3,646	29,788
Clean Harbors Inc.(a)	1,225	68,637
IAA Inc.(a)	3,171	165,114
MSA Safety Inc.	862	115,654
Stericycle Inc.(a)	2,157	136,020
Terminix Global Holdings Inc.	3,137	125,104

		640,317

Communications Equipment — 0.4%
Ciena Corp.(a)	3,613	143,400
CommScope Holding Co. Inc.(a)(b)	4,597	41,373
EchoStar Corp., Class A(a)	1,126	28,026
Lumentum Holdings Inc.(a)	1,775	133,356
ViaSat Inc.(a)	1,390	47,802

		393,957

Construction & Engineering — 0.6%
AECOM(a)	3,606	150,875
Jacobs Engineering Group Inc.	2,966	275,156
Quanta Services Inc.	3,233	170,897
Valmont Industries Inc.	496	61,593

		658,521
Construction Materials — 0.1%
Eagle Materials Inc.	982	84,766

Consumer Finance — 0.5%
Ally Financial Inc.	8,855	221,995
Credit Acceptance Corp.(a)(b)	234	79,242
LendingTree Inc.(a)(b)	187	57,388
OneMain Holdings Inc.	1,549	48,406
Santander Consumer USA Holdings Inc.	1,771	32,215
SLM Corp.	8,910	72,082

		511,328

Containers & Packaging — 1.4%
AptarGroup Inc.	1,521	172,177
Ardagh Group SA	430	6,041
Avery Dennison Corp.	1,970	251,845
Berry Global Group Inc.(a)	3,139	151,676
Crown Holdings Inc.(a)	3,072	236,114
Graphic Packaging Holding Co.	6,586	92,797
Packaging Corp. of America	2,219	241,982
Sealed Air Corp.	3,673	142,549
Silgan Holdings Inc.	1,860	68,392
Sonoco Products Co.	2,379	121,496

		1,485,069

Distributors — 0.3%
Pool Corp.	920	307,777

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions Inc.(a)	1,416	215,289
Chegg Inc.(a)	2,866	204,747
frontdoor Inc.(a)	2,028	78,910
Graham Holdings Co., Class B	95	38,390
Grand Canyon Education Inc.(a)	1,107	88,494
H&R Block Inc.	4,487	73,093
Service Corp. International	4,069	171,630

		870,553

Security	Shares	Value

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	5,339	$96,102
Voya Financial Inc.	2,970	142,352

		238,454

Diversified Telecommunication Services — 0.2%
GCI Liberty Inc., Class A(a)	2,339	191,704

Electric Utilities — 0.9%
Hawaiian Electric Industries Inc.	2,536	84,297
IDACORP Inc.	1,196	95,560
NRG Energy Inc.	5,747	176,663
OGE Energy Corp.	4,720	141,553
PG&E Corp.(a)	30,654	287,841
Pinnacle West Capital Corp.	2,664	198,601

		984,515

Electrical Equipment — 0.9%
Acuity Brands Inc.	926	94,776
Generac Holdings Inc.(a)(b)	1,448	280,391
GrafTech International Ltd.	1,611	11,019
Hubbell Inc.	1,277	174,744
nVent Electric PLC	3,645	64,480
Regal Beloit Corp.	960	90,115
Sensata Technologies Holding PLC(a)	3,648	157,375
Vertiv Holdings Co.(a)	5,199	90,047

		962,947

Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics Inc.(a)	1,818	143,004
Avnet Inc.	2,335	60,336
Cognex Corp.	3,903	254,085
Coherent Inc.(a)	574	63,674
Dolby Laboratories Inc., Class A	1,499	99,354
FLIR Systems Inc.	3,076	110,275
Jabil Inc.	3,467	118,779
Littelfuse Inc.	560	99,310
National Instruments Corp.	3,038	108,457
SYNNEX Corp.	980	137,259
Trimble Inc.(a)	5,914	288,012

		1,482,545

Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	2,488	36,449
National Oilwell Varco Inc.	9,142	82,827

		119,276

Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class A(a)	602	20,173
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	4,688	170,034
Lions Gate Entertainment Corp., Class A(a)	1,419	13,452
Lions Gate Entertainment Corp., Class B, NVS(a)	2,727	23,779
Madison Square Garden Entertainment Corp.(a)(b)	442	30,273
Madison Square Garden Sports Corp.(a)	441	66,362
World Wrestling Entertainment Inc., Class A	1,092	44,193
Zynga Inc., Class A(a)	20,996	191,483

		559,749

Equity Real Estate Investment Trusts (REITs) — 5.2%
American Campus Communities Inc.	3,229	112,757
American Homes 4 Rent, Class A	6,141	174,896
Americold Realty Trust	4,814	172,100
Apartment Investment & Management Co., Class A	3,510	118,357
Apple Hospitality REIT Inc.	4,993	47,983
Brandywine Realty Trust	3,937	40,709
Brixmor Property Group Inc.	6,969	81,468

20

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	2,233	$198,692
CoreSite Realty Corp.	946	112,460
Corporate Office Properties Trust	2,640	62,621
Cousins Properties Inc.	3,497	99,979
CubeSmart	4,566	147,527
CyrusOne Inc.	2,760	193,283
Douglas Emmett Inc.	3,919	98,367
Empire State Realty Trust Inc., Class A	3,438	21,041
EPR Properties	1,765	48,538
Equity Commonwealth	2,759	73,472
Equity LifeStyle Properties Inc.(b)	4,121	252,617
Federal Realty Investment Trust	1,777	130,503
First Industrial Realty Trust Inc.	2,977	118,485
Gaming and Leisure Properties Inc.	4,864	179,628
Healthcare Trust of America Inc., Class A	5,165	134,290
Highwoods Properties Inc.	2,428	81,508
Hudson Pacific Properties Inc.	3,575	78,400
Iron Mountain Inc.	6,770	181,368
JBG SMITH Properties	2,900	77,546
Kilroy Realty Corp.	2,715	141,071
Kimco Realty Corp.	9,747	109,751
Lamar Advertising Co., Class A	2,028	134,193
Life Storage Inc.	1,101	115,902
Medical Properties Trust Inc.	12,336	217,484
National Retail Properties Inc.	4,047	139,662
Omega Healthcare Investors Inc.	5,321	159,311
Outfront Media Inc.	3,426	49,848
Paramount Group Inc.	4,521	32,009
Park Hotels & Resorts Inc.	5,600	55,944
Rayonier Inc.	3,102	82,017
Regency Centers Corp.	3,983	151,434
Rexford Industrial Realty Inc.	2,934	134,260
SL Green Realty Corp.	1,719	79,710
Spirit Realty Capital Inc.	2,419	81,641
STORE Capital Corp.	5,503	150,947
Taubman Centers Inc.	1,412	47,005
VEREIT Inc.	25,541	166,016
VICI Properties Inc.	12,690	296,565
Weingarten Realty Investors	2,888	48,980

		5,432,345

Food & Staples Retailing — 0.4%
Albertsons Companies Inc., Class A(a)(b)	1,168	16,177
Casey’s General Stores Inc.	871	154,733
Grocery Outlet Holding Corp.(a)(b)	1,685	66,254
Sprouts Farmers Market Inc.(a)	2,773	58,039
U.S. Foods Holding Corp.(a)	5,188	115,277

		410,480

Food Products — 1.1%
Beyond Meat Inc.(a)	1,301	216,044
Bunge Ltd.	3,208	146,606
Flowers Foods Inc.	4,635	112,770
Hain Celestial Group Inc. (The)(a)	1,916	65,719
Ingredion Inc.	1,592	120,483
Lamb Weston Holdings Inc.	3,458	229,162
Pilgrim’s Pride Corp.(a)	1,243	18,601
Post Holdings Inc.(a)	1,508	129,688
Seaboard Corp.	5	14,183
TreeHouse Foods Inc.(a)	1,333	54,026

		1,107,282

Security	Shares	Value

Gas Utilities — 0.2%
National Fuel Gas Co.	2,064	$83,778
UGI Corp.	4,916	162,129

		245,907

Health Care Equipment & Supplies — 1.3%
Envista Holdings Corp.(a)	3,755	92,673
Globus Medical Inc., Class A(a)	1,756	86,957
Haemonetics Corp.(a)	1,173	102,344
Hill-Rom Holdings Inc.	1,575	131,528
ICU Medical Inc.(a)	463	84,618
Integra LifeSciences Holdings Corp.(a)(b)	1,698	80,180
Novocure Ltd.(a)	2,355	262,135
Penumbra Inc.(a)(b)	779	151,422
Quidel Corp.(a)	879	192,835
Tandem Diabetes Care Inc.(a)	1,403	159,241

		1,343,933

Health Care Providers & Services — 1.0%
Acadia Healthcare Co. Inc.(a)	2,089	61,584
Amedisys Inc.(a)	747	176,613
Chemed Corp.	366	175,808
Encompass Health Corp.	2,337	151,858
Guardant Health Inc.(a)	1,778	198,745
Molina Healthcare Inc.(a)	1,390	254,426
Premier Inc., Class A	1,438	47,209

		1,066,243

Health Care Technology — 0.3%
Change Healthcare Inc.(a)	5,700	82,707
Livongo Health Inc.(a)(b)	1,307	183,045

		265,752

Hotels, Restaurants & Leisure — 1.1%
Aramark	5,398	142,777
Choice Hotels International Inc.(b)	825	70,917
Dunkin’ Brands Group Inc.	1,939	158,823
Extended Stay America Inc.	4,213	50,345
Hyatt Hotels Corp., Class A	835	44,564
Norwegian Cruise Line Holdings Ltd.(a)	6,541	111,917
Planet Fitness Inc., Class A(a)	1,891	116,523
Six Flags Entertainment Corp.	1,820	36,946
Vail Resorts Inc.	945	202,202
Wendy’s Co. (The)	4,220	94,085
Wyndham Destinations Inc.	2,002	61,582
Wyndham Hotels & Resorts Inc.	2,164	109,282

		1,199,963

Household Durables — 1.2%
Leggett & Platt Inc.	3,135	129,068
Mohawk Industries Inc.(a)	1,371	133,796
Newell Brands Inc.	9,080	155,813
NVR Inc.(a)	80	326,650
PulteGroup Inc.	6,341	293,525
Tempur Sealy International Inc.(a)	1,113	99,268
Toll Brothers Inc.	2,734	133,036

		1,271,156

Household Products — 0.1%
Energizer Holdings Inc.	1,463	57,262
Reynolds Consumer Products Inc.	1,142	34,968
Spectrum Brands Holdings Inc.	1,002	57,274

		149,504

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	11,557	217,965

21

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	1,276	$156,144

Insurance — 2.6%
Alleghany Corp.	329	171,228
American Financial Group Inc./OH	1,715	114,871
American National Group Inc.	179	12,088
Assurant Inc.	1,409	170,926
Assured Guaranty Ltd.	1,925	41,349
Athene Holding Ltd., Class A(a)	2,722	92,766
Axis Capital Holdings Ltd.	1,960	86,318
Brighthouse Financial Inc.(a)	2,178	58,610
Brown & Brown Inc.	5,585	252,833
Erie Indemnity Co., Class A, NVS	595	125,117
Everest Re Group Ltd.	932	184,107
First American Financial Corp.	2,562	130,431
Globe Life Inc.	2,484	198,472
GoHealth Inc., Class A(a)(b)	1,016	13,233
Hanover Insurance Group Inc. (The)	894	83,303
Kemper Corp.	1,458	97,438
Lemonade Inc.(a)(b)	256	12,728
Mercury General Corp.	645	26,684
Old Republic International Corp.	6,668	98,286
Primerica Inc.	926	104,768
Reinsurance Group of America Inc.	1,602	152,494
RenaissanceRe Holdings Ltd.	1,197	203,179
Unum Group	4,785	80,531
White Mountains Insurance Group Ltd.	72	56,088
WR Berkley Corp.	3,298	201,673

		2,769,521

Interactive Media & Services — 0.5%
TripAdvisor Inc.	2,396	46,938
Zillow Group Inc., Class A(a)	1,359	137,993
Zillow Group Inc., Class C, NVS(a)(b)	3,326	337,888

		522,819

Internet & Direct Marketing Retail — 0.5%
Etsy Inc.(a)	2,800	340,564
Grubhub Inc.(a)	2,174	157,246
Qurate Retail Inc., Series A	9,062	65,065

		562,875

IT Services — 2.2%
Alliance Data Systems Corp.	1,115	46,808
Amdocs Ltd.	3,139	180,210
BigCommerce Holdings Inc., Series 1(a)(b)	232	19,325
Black Knight Inc.(a)	3,586	312,161
Booz Allen Hamilton Holding Corp.	3,209	266,283
CACI International Inc., Class A(a)	587	125,125
DXC Technology Co.	5,978	106,707
Euronet Worldwide Inc.(a)	1,184	107,862
Fastly Inc., Class A(a)	1,873	175,463
Genpact Ltd.	4,438	172,860
MongoDB Inc.(a)	1,176	272,256
Sabre Corp.	6,568	42,758
Science Applications International Corp.	1,376	107,906
StoneCo Ltd., Class A(a)(b)	4,236	224,042
Switch Inc., Class A	1,872	29,222
WEX Inc.(a)	1,039	144,390

		2,333,378

Leisure Products — 0.3%
Brunswick Corp./DE	1,861	109,632

Security	Shares	Value

Leisure Products (continued)
Mattel Inc.(a)	8,095	$94,711
Polaris Inc.	1,370	129,246

		333,589

Life Sciences Tools & Services — 2.2%
10X Genomics Inc., Class A(a)(b)	1,368	170,562
Adaptive Biotechnologies Corp.(a)	1,814	88,215
Avantor Inc.(a)	10,610	238,619
Berkeley Lights Inc.(a)	193	14,738
Bio-Techne Corp.	899	222,709
Bruker Corp.	2,448	97,308
Charles River Laboratories International Inc.(a)	1,158	262,229
PerkinElmer Inc.	2,640	331,346
PPD Inc.(a)	3,775	139,637
PRA Health Sciences Inc.(a)	1,494	151,551
QIAGEN NV(a)	5,333	278,703
Repligen Corp.(a)	1,235	182,212
Syneos Health Inc.(a)	1,625	86,385

		2,264,214

Machinery — 2.2%
AGCO Corp.	1,460	108,434
Allison Transmission Holdings Inc.	2,662	93,543
Colfax Corp.(a)	2,334	73,194
Crane Co.	1,160	58,151
Donaldson Co. Inc.	2,996	139,074
Flowserve Corp.	3,060	83,507
Gates Industrial Corp. PLC(a)	1,072	11,921
Graco Inc.	3,913	240,063
ITT Inc.	2,041	120,521
Lincoln Electric Holdings Inc.	1,352	124,438
Middleby Corp. (The)(a)	1,307	117,251
Nordson Corp.	1,361	261,067
Oshkosh Corp.	1,597	117,379
Pentair PLC	3,905	178,732
Snap-on Inc.	1,272	187,149
Timken Co. (The)	1,489	80,734
Toro Co. (The)	2,531	212,477
Trinity Industries Inc.	2,118	41,301
Woodward Inc.	1,311	105,090

		2,354,026

Marine — 0.1%
Kirby Corp.(a)	1,420	51,361

Media — 0.8%
Cable One Inc.	127	239,450
Interpublic Group of Companies Inc. (The)	9,190	153,197
John Wiley & Sons Inc., Class A	1,003	31,805
New York Times Co. (The), Class A	3,849	164,699
News Corp., Class A, NVS	9,165	128,493
News Corp., Class B	2,823	39,466
Nexstar Media Group Inc., Class A	1,030	92,628

		849,738

Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	1,505	153,570
Royal Gold Inc.	1,550	186,263
Steel Dynamics Inc.	4,739	135,678

		475,511

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	13,158	183,028
New Residential Investment Corp.	9,861	78,395

22

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Starwood Property Trust Inc.	6,440	$97,179

		358,602

Multi-Utilities — 0.1%
MDU Resources Group Inc.	4,699	105,728

Multiline Retail — 0.2%
Kohl’s Corp.	3,661	67,838
Nordstrom Inc.(b)	2,601	31,004
Ollie’s Bargain Outlet Holdings Inc.(a)	1,302	113,730

		212,572

Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp.	6,692	35,936
Apache Corp.	8,898	84,264
Cimarex Energy Co.	2,393	58,222
Continental Resources Inc./OK	1,756	21,564
Devon Energy Corp.	8,980	84,951
Diamondback Energy Inc.	3,719	112,016
EQT Corp.	6,044	78,149
Equitrans Midstream Corp.	9,604	81,250
HollyFrontier Corp.	3,509	69,162
Marathon Oil Corp.	18,538	75,820
Murphy Oil Corp.	3,472	30,970
Noble Energy Inc.	11,220	95,931
Parsley Energy Inc., Class A	7,162	67,036
Targa Resources Corp.	5,484	76,941
WPX Energy Inc.(a)	9,403	46,075

		1,018,287

Personal Products — 0.2%
Coty Inc., Class A	6,867	18,541
Herbalife Nutrition Ltd.(a)(b)	2,126	99,178
Nu Skin Enterprises Inc., Class A	1,222	61,210

		178,929

Pharmaceuticals — 1.1%
Catalent Inc.(a)	3,850	329,791
Horizon Therapeutics PLC(a)	4,649	361,134
Jazz Pharmaceuticals PLC(a)	1,278	182,230
Nektar Therapeutics(a)	4,077	67,638
Perrigo Co. PLC	3,229	148,243
Reata Pharmaceuticals Inc., Class A(a)	559	54,458

		1,143,494

Professional Services — 0.5%
CoreLogic Inc.	1,877	127,016
FTI Consulting Inc.(a)	854	90,498
ManpowerGroup Inc.	1,375	100,829
Nielsen Holdings PLC	8,410	119,254
Robert Half International Inc.	2,639	139,709

		577,306

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The)(a)	929	53,510
Jones Lang LaSalle Inc.	1,215	116,227

		169,737

Road & Rail — 0.4%
AMERCO	212	75,468
Knight-Swift Transportation Holdings Inc.	2,950	120,065
Landstar System Inc.	901	113,066
Ryder System Inc.	1,248	52,716
Schneider National Inc., Class B	1,401	34,647

		395,962

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.3%
Cirrus Logic Inc.(a)	1,391	$93,823
Cree Inc.(a)(b)	2,557	162,983
Enphase Energy Inc.(a)	2,502	206,640
Entegris Inc.	3,173	235,881
First Solar Inc.(a)	2,179	144,250
Inphi Corp.(a)	1,131	126,955
MKS Instruments Inc.	1,292	141,125
Monolithic Power Systems Inc.	1,032	288,557
ON Semiconductor Corp.(a)	9,607	208,376
SolarEdge Technologies Inc.(a)(b)	1,157	275,771
Teradyne Inc.	3,924	311,801
Universal Display Corp.	1,016	183,632

		2,379,794

Software — 4.9%
2U Inc.(a)(b)	1,587	53,736
Alteryx Inc., Class A(a)(b)	1,245	141,370
Anaplan Inc.(a)	3,086	193,122
Aspen Technology Inc.(a)	1,601	202,671
Avalara Inc.(a)	1,954	248,822
Bill.Com Holdings Inc.(a)(b)	1,276	127,996
CDK Global Inc.	2,893	126,106
Ceridian HCM Holding Inc.(a)	2,548	210,592
Cloudflare Inc., Class A(a)	2,569	105,483
Duck Creek Technologies Inc.(a)	349	15,855
Dynatrace Inc.(a)	4,325	177,411
Elastic NV(a)	1,547	166,906
Everbridge Inc.(a)	808	101,590
Fair Isaac Corp.(a)	664	282,452
FireEye Inc.(a)	5,252	64,836
Five9 Inc.(a)(b)	1,463	189,722
Globant SA(a)	914	163,807
Guidewire Software Inc.(a)	1,967	205,099
HubSpot Inc.(a)	981	286,678
Jamf Holding Corp.(a)	420	15,796
Manhattan Associates Inc.(a)	1,494	142,662
Medallia Inc.(a)	1,761	48,287
nCino Inc.(a)	188	14,980
New Relic Inc.(a)(b)	1,219	68,703
Nuance Communications Inc.(a)(b)	6,659	221,012
Nutanix Inc., Class A(a)	4,334	96,128
Pagerduty Inc.(a)	1,632	44,244
Paylocity Holding Corp.(a)(b)	818	132,042
Pegasystems Inc.	935	113,172
Pluralsight Inc., Class A(a)(b)	2,480	42,482
Proofpoint Inc.(a)	1,338	141,226
PTC Inc.(a)(b)	2,471	204,401
RealPage Inc.(a)(b)	2,073	119,488
Smartsheet Inc., Class A(a)	2,608	128,887
SolarWinds Corp.(a)	1,118	22,740
Teradata Corp.(a)	2,579	58,543
Zendesk Inc.(a)(b)	2,707	278,604
Zscaler Inc.(a)	1,666	234,390

		5,192,041

Specialty Retail — 1.0%
AutoNation Inc.(a)	1,365	72,250
Dick’s Sporting Goods Inc.	1,467	84,910
Five Below Inc.(a)	1,293	164,211
Floor & Decor Holdings Inc., Class A(a)	2,228	166,654
Foot Locker Inc.	2,406	79,470

23

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap Inc. (The)	4,346	$74,012
L Brands Inc.	5,425	172,569
Penske Automotive Group Inc.	758	36,126
Vroom Inc.(a)(b)	514	26,615
Williams-Sonoma Inc.	1,817	164,330

		1,041,147

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	3,026	66,995
Pure Storage Inc., Class A(a)	5,682	87,446
Xerox Holdings Corp.	4,253	79,829

		234,270

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	3,301	59,418
Carter’s Inc.	1,009	87,359
Columbia Sportswear Co.	687	59,755
Hanesbrands Inc.	8,240	129,780
PVH Corp.	1,657	98,824
Ralph Lauren Corp.	1,109	75,379
Skechers U.S.A. Inc., Class A(a)	3,152	95,253
Tapestry Inc.	6,527	102,017
Under Armour Inc., Class A(a)	4,481	50,322
Under Armour Inc., Class C, NVS(a)	4,666	45,913

		804,020

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	7,856	69,604
New York Community Bancorp. Inc.	10,654	88,109
TFS Financial Corp.	1,171	17,202

		174,915

Trading Companies & Distributors — 0.5%
Air Lease Corp.	2,503	73,638
HD Supply Holdings Inc.(a)	3,802	156,795
MSC Industrial Direct Co. Inc., Class A	1,064	67,330
Univar Solutions Inc.(a)	3,973	67,064
Watsco Inc.	772	179,791

		544,618

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,750	47,058

Water Utilities — 0.2%
Essential Utilities Inc.	5,814	234,014

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	2,354	43,408
U.S. Cellular Corp.(a)	336	9,922

		53,330

Total Common Stocks — 57.5% (Cost: $56,067,974)		60,523,906

Investment Companies

Exchange Traded Funds — 42.1%
iShares Russell 2000 ETF(b)(c)	295,624	44,281,519

Total Investment Companies — 42.1% (Cost: $42,479,849)		44,281,519

Security	Shares	Value

Short-Term Investments

Money Market Funds — 45.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	47,972,777	$48,015,952
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	280,000	280,000

		48,295,952

Total Short-Term Investments — 45.9% (Cost: $48,296,285)		48,295,952

Total Investments in Securities — 145.5% (Cost: $146,844,108)		153,101,377

Other Assets, Less Liabilities — (45.5)%		(47,877,192)

Net Assets — 100.0%		$105,224,185

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

24

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.	9,862	$185,406
Aerojet Rocketdyne Holdings Inc.(a)	20,943	835,416
Aerovironment Inc.(a)	6,152	369,182
Astronics Corp.(a)	7,372	56,912
Axon Enterprise Inc.(a)(b)	18,025	1,634,867
Boeing Co. (The)	152,023	25,123,321
BWX Technologies Inc.	26,515	1,493,060
Cubic Corp.	8,851	514,863
Curtiss-Wright Corp.	12,318	1,148,777
Ducommun Inc.(a)	2,756	90,728
General Dynamics Corp.	72,325	10,011,950
HEICO Corp.	12,517	1,310,029
HEICO Corp., Class A	21,755	1,928,798
Hexcel Corp.	24,593	825,095
Howmet Aerospace Inc.	110,241	1,843,230
Huntington Ingalls Industries Inc.	11,507	1,619,610
Kaman Corp.	8,233	320,840
Kratos Defense & Security Solutions Inc.(a)(b)	31,717	611,504
L3Harris Technologies Inc.	61,462	10,438,706
Lockheed Martin Corp.	70,462	27,006,675
Maxar Technologies Inc.(b)	16,136	402,432
Mercury Systems Inc.(a)	15,977	1,237,578
Moog Inc., Class A	8,176	519,421
National Presto Industries Inc.	1,217	99,624
Northrop Grumman Corp.	44,576	14,063,282
PAE Inc.(a)(b)	16,743	142,316
Park Aerospace Corp.	5,450	59,514
Parsons Corp.(a)	5,320	178,433
Raytheon Technologies Corp.	406,862	23,410,839
Spirit AeroSystems Holdings Inc., Class A	29,697	561,570
Teledyne Technologies Inc.(a)	10,159	3,151,423
Textron Inc.(b)	66,057	2,383,997
TransDigm Group Inc.	14,860	7,060,283
Triumph Group Inc.	16,756	109,082
Vectrus Inc.(a)	2,686	102,068
Virgin Galactic Holdings Inc.(a)(b)	17,128	329,371

		141,180,202

Air Freight & Logistics — 0.7%
Air Transport Services Group Inc.(a)(b)	16,662	417,550
Atlas Air Worldwide Holdings Inc.(a)	6,873	418,566
CH Robinson Worldwide Inc.	37,757	3,858,388
Echo Global Logistics Inc.(a)	6,945	178,973
Expeditors International of Washington Inc.	47,279	4,279,695
FedEx Corp.	68,940	17,339,789
Forward Air Corp.	7,717	442,801
Hub Group Inc., Class A(a)	9,663	485,034
Radiant Logistics Inc.(a)	8,869	45,587
United Parcel Service Inc., Class B	200,821	33,462,803
XPO Logistics Inc.(a)	25,943	2,196,334

		63,125,520

Airlines — 0.2%
Alaska Air Group Inc.	34,369	1,258,937
Allegiant Travel Co.	3,863	462,787
American Airlines Group Inc.(b)	140,745	1,729,756
Copa Holdings SA, Class A, NVS	8,595	432,672
Delta Air Lines Inc.	181,662	5,555,224
Hawaiian Holdings Inc.	14,969	192,950
JetBlue Airways Corp.(a)	76,424	865,884

Security	Shares	Value

Airlines (continued)
Mesa Air Group Inc.(a)	5,614	$16,561
SkyWest Inc.	14,747	440,346
Southwest Airlines Co.	167,953	6,298,238
Spirit Airlines Inc.(a)	24,506	394,547
United Airlines Holdings Inc.(a)(b)	82,691	2,873,512

		20,521,414

Auto Components — 0.2%
Adient PLC(a)	26,154	453,249
American Axle & Manufacturing Holdings Inc.(a)	31,734	183,105
Aptiv PLC	76,325	6,997,476
BorgWarner Inc.	59,871	2,319,402
Cooper Tire & Rubber Co.	14,041	445,100
Cooper-Standard Holdings Inc.(a)	5,008	66,156
Dana Inc.	43,097	530,955
Dorman Products Inc.(a)(b)	7,799	704,873
Fox Factory Holding Corp.(a)	10,717	796,594
Gentex Corp.	69,880	1,799,410
Gentherm Inc.(a)	8,897	363,887
Goodyear Tire & Rubber Co. (The)	66,504	510,086
LCI Industries	7,341	780,275
Lear Corp.	16,774	1,829,205
Modine Manufacturing Co.(a)	12,369	77,306
Motorcar Parts of America Inc.(a)(b)	5,659	88,054
Standard Motor Products Inc.	5,377	240,083
Stoneridge Inc.(a)	7,164	131,603
Tenneco Inc., Class A(a)	15,454	107,251
Visteon Corp.(a)	8,071	558,675
Workhorse Group Inc.(a)(b)	26,732	675,785
XPEL Inc.(a)(b)	4,734	123,463

		19,781,993

Automobiles — 1.2%
Ford Motor Co.	1,109,059	7,386,333
General Motors Co.	357,213	10,569,933
Harley-Davidson Inc.	44,263	1,086,214
Tesla Inc.(a)(b)	210,560	90,332,346
Thor Industries Inc.(b)	15,298	1,457,287
Winnebago Industries Inc.	8,258	426,691

		111,258,804

Banks — 3.4%
1st Constitution Bancorp	3,674	43,721
1st Source Corp.	4,235	130,607
ACNB Corp.	1,605	33,384
Allegiance Bancshares Inc.	6,129	143,235
Altabancorp	4,709	94,745
Amalgamated Bank, Class A	4,020	42,532
Amerant Bancorp Inc.(a)	5,405	50,321
American National Bankshares Inc.	2,025	42,363
Ameris Bancorp	16,410	373,820
Ames National Corp.	2,086	35,233
Arrow Financial Corp.	3,312	83,098
Associated Banc-Corp.	46,953	592,547
Atlantic Capital Bancshares Inc.(a)	8,875	100,731
Atlantic Union Bankshares Corp.	23,387	499,780
Banc of California Inc.	13,036	131,924
BancFirst Corp.	4,979	203,342
Bancorp. Inc. (The)(a)	17,322	149,662
BancorpSouth Bank	29,437	570,489
Bank First Corp.(b)	1,588	93,216
Bank of America Corp.	2,202,788	53,065,163

25

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Commerce Holdings	6,297	$43,890
Bank of Hawaii Corp.	11,768	594,519
Bank of Marin Bancorp., Class A	4,743	137,357
Bank of NT Butterfield & Son Ltd. (The)	14,769	329,053
Bank of Princeton (The)	2,425	44,062
Bank OZK	33,906	722,876
BankFinancial Corp.	5,417	39,111
BankUnited Inc.	27,394	600,203
Bankwell Financial Group Inc.	1,540	21,791
Banner Corp.	9,732	313,954
Bar Harbor Bankshares	4,467	91,797
Baycom Corp.(a)	3,393	34,948
BCB Bancorp. Inc.	4,464	35,712
Berkshire Hills Bancorp. Inc.	12,618	127,568
BOK Financial Corp.	9,450	486,770
Boston Private Financial Holdings Inc.	26,569	146,661
Bridge Bancorp. Inc.	4,606	80,283
Brookline Bancorp. Inc.	24,899	215,252
Bryn Mawr Bank Corp.	5,133	127,658
Business First Bancshares Inc.	3,071	46,065
Byline Bancorp Inc.	7,742	87,330
C&F Financial Corp.	868	25,780
Cadence BanCorp	38,534	331,007
Cambridge Bancorp	1,036	55,074
Camden National Corp.	3,914	118,301
Capital City Bank Group Inc.	2,904	54,566
Capstar Financial Holdings Inc.	6,231	61,126
Carter Bank & Trust	6,330	42,095
Cathay General Bancorp	21,779	472,169
CBTX Inc.	5,233	85,507
Central Pacific Financial Corp.	8,258	112,061
Central Valley Community Bancorp	2,365	29,208
Century Bancorp. Inc./MA, Class A, NVS	888	58,377
Chemung Financial Corp.	846	24,424
CIT Group Inc.	26,359	466,818
Citigroup Inc.	592,953	25,562,204
Citizens & Northern Corp.	3,072	49,889
Citizens Financial Group Inc.	120,739	3,052,282
City Holding Co.	4,222	243,229
Civista Bancshares Inc.	3,574	44,746
CNB Financial Corp./PA	3,286	48,863
Coastal Financial Corp./WA(a)	4,753	58,224
Codorus Valley Bancorp. Inc.	2,423	31,741
Columbia Banking System Inc.	22,585	538,652
Comerica Inc.	40,019	1,530,727
Commerce Bancshares Inc.	29,515	1,661,399
Community Bank System Inc.	15,582	848,596
Community Bankers Trust Corp.	8,485	43,104
Community Financial Corp. (The)	1,968	42,017
Community Trust Bancorp. Inc.	4,040	114,170
ConnectOne Bancorp. Inc.	10,965	154,278
CrossFirst Bankshares Inc.(a)(b)	13,530	117,576
Cullen/Frost Bankers Inc.	15,888	1,016,038
Customers Bancorp. Inc.(a)	7,384	82,701
CVB Financial Corp.	34,907	580,503
Dime Community Bancshares Inc.	8,229	93,070
Eagle Bancorp. Inc.	9,639	258,229
East West Bancorp. Inc.	41,459	1,357,368
Enterprise Bancorp. Inc./MA	2,453	51,562
Enterprise Financial Services Corp.	6,287	171,446

Security	Shares	Value

Banks (continued)
Equity Bancshares Inc., Class A(a)	3,924	$60,822
Esquire Financial Holdings Inc.(a)	3,007	45,105
Evans Bancorp. Inc.	1,709	38,025
Farmers & Merchants Bancorp. Inc./Archbold OH	2,780	55,628
Farmers National Banc Corp.	6,705	73,219
FB Financial Corp.	8,015	201,337
Fidelity D&D Bancorp. Inc.	1,423	69,314
Fifth Third Bancorp	202,801	4,323,717
Financial Institutions Inc.	3,563	54,870
First Bancorp. Inc./ME	2,192	46,207
First BanCorp./Puerto Rico	66,573	347,511
First Bancorp./Southern Pines NC	8,668	181,421
First Bancshares Inc. (The)	5,329	111,749
First Bank/Hamilton NJ	6,020	37,324
First Busey Corp.	14,708	233,710
First Business Financial Services Inc.	2,050	29,295
First Capital Inc.	1,498	83,963
First Choice Bancorp	2,761	36,694
First Citizens BancShares Inc./NC, Class A	1,776	566,153
First Commonwealth Financial Corp.	30,811	238,477
First Community Bankshares Inc.	4,649	83,914
First Financial Bancorp	31,262	375,300
First Financial Bankshares Inc.	36,305	1,013,273
First Financial Corp./IN	2,942	92,379
First Foundation Inc.	12,234	159,898
First Guaranty Bancshares Inc.	3,214	38,922
First Hawaiian Inc.	37,273	539,340
First Horizon National Corp.	156,878	1,479,360
First Internet Bancorp	1,404	20,681
First Interstate BancSystem Inc., Class A	12,920	411,502
First Merchants Corp.	15,093	349,554
First Mid Bancshares Inc.	3,548	88,523
First Midwest Bancorp. Inc.	32,731	352,840
First Northwest Bancorp	2,993	29,631
First of Long Island Corp. (The)	6,945	102,855
First Republic Bank/CA	48,151	5,251,348
Flushing Financial Corp.	7,955	83,687
FNB Corp.	90,630	614,471
Franklin Financial Services Corp.	2,456	52,509
Fulton Financial Corp.	48,016	447,989
FVCBankcorp Inc.(a)	4,361	43,610
German American Bancorp. Inc.	6,832	185,420
Glacier Bancorp. Inc.	25,636	821,634
Great Southern Bancorp. Inc.	2,726	98,736
Great Western Bancorp. Inc.	16,571	206,309
Guaranty Bancshares Inc./TX	2,425	60,358
Hancock Whitney Corp.	24,872	467,842
Hanmi Financial Corp.	8,508	69,851
Harborone Bancorp Inc.(a)	17,982	145,115
HBT Financial Inc.	4,929	55,303
Heartland Financial USA Inc.	10,169	305,019
Heritage Commerce Corp.	17,396	115,770
Heritage Financial Corp./WA	11,256	206,998
Hilltop Holdings Inc.	21,331	438,992
Home BancShares Inc./AR	43,480	659,157
HomeTrust Bancshares Inc.	5,724	77,732
Hope Bancorp Inc.	39,205	297,370
Horizon Bancorp Inc./IN	11,137	112,372
Howard Bancorp. Inc.(a)	3,704	33,262
Huntington Bancshares Inc./OH	288,320	2,643,894

26

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Independent Bank Corp.	8,951	$468,853
Independent Bank Corp./MI	5,848	73,509
Independent Bank Group Inc.	9,413	415,866
International Bancshares Corp.	15,426	402,002
Investar Holding Corp.	3,099	39,729
Investors Bancorp. Inc.	64,531	468,495
JPMorgan Chase & Co.	862,625	83,044,909
KeyCorp	276,774	3,301,914
Lakeland Bancorp. Inc.	12,047	119,868
Lakeland Financial Corp.	6,302	259,642
LCNB Corp.	2,379	32,473
Level One Bancorp. Inc.	2,935	45,786
Live Oak Bancshares Inc.(b)	6,194	156,894
M&T Bank Corp.	36,459	3,357,509
Macatawa Bank Corp.	7,138	46,611
Mackinac Financial Corp.	5,629	54,320
MainStreet Bancshares Inc.(a)	3,752	45,924
Mercantile Bank Corp.	5,005	90,190
Metrocity Bankshares Inc.	5,329	70,183
Metropolitan Bank Holding Corp.(a)	1,612	45,136
Mid Penn Bancorp. Inc.	2,411	41,734
Midland States Bancorp. Inc.	6,581	84,566
MidWestOne Financial Group Inc.	3,832	68,478
MVB Financial Corp.	4,361	69,645
National Bank Holdings Corp., Class A	8,515	223,519
National Bankshares Inc.	1,786	45,239
NBT Bancorp. Inc.	11,780	315,940
Nicolet Bankshares Inc.(a)	3,087	168,581
Northeast Bank(a)	2,135	39,284
Northrim Bancorp. Inc.	1,815	46,264
Norwood Financial Corp.	2,464	59,924
Oak Valley Bancorp	3,550	40,683
OceanFirst Financial Corp.	15,949	218,342
OFG Bancorp	17,849	222,399
Ohio Valley Banc Corp.	2,035	42,043
Old National Bancorp./IN	47,332	594,490
Old Second Bancorp. Inc.	8,081	60,567
Origin Bancorp Inc.	4,474	95,565
Orrstown Financial Services Inc.	1,996	25,549
Pacific Premier Bancorp. Inc.	23,026	463,744
PacWest Bancorp	33,987	580,498
Park National Corp.	3,756	307,842
Parke Bancorp. Inc.	3,961	47,294
PCB Bancorp	4,142	36,408
Peapack Gladstone Financial Corp.	5,093	77,159
Penns Woods Bancorp. Inc.	1,457	28,921
Peoples Bancorp. Inc./OH	5,758	109,920
Peoples Bancorp. of North Carolina Inc.	2,511	38,745
Peoples Financial Services Corp.	1,960	68,130
People’s United Financial Inc.	125,518	1,294,091
Pinnacle Financial Partners Inc.	21,331	759,170
PNC Financial Services Group Inc. (The)	120,995	13,298,560
Popular Inc.	24,689	895,470
Preferred Bank/Los Angeles CA	3,670	117,880
Premier Financial Bancorp. Inc.	3,204	34,603
Prosperity Bancshares Inc.	25,807	1,337,577
QCR Holdings Inc.	5,322	145,876
RBB Bancorp	2,841	32,217
Red River Bancshares Inc.(b)	1,669	71,767
Regions Financial Corp.	275,980	3,182,049

Security	Shares	Value

Banks (continued)
Reliant Bancorp Inc.	3,013	$43,689
Renasant Corp.	16,013	363,815
Republic Bancorp. Inc./KY, Class A	2,582	72,709
Republic First Bancorp. Inc.(a)	16,776	33,216
Richmond Mutual Bancorp. Inc.	6,165	65,226
S&T Bancorp. Inc.	13,029	230,483
Sandy Spring Bancorp. Inc.	10,524	242,894
Seacoast Banking Corp. of Florida(a)	13,753	247,967
Select Bancorp. Inc.(a)(b)	6,277	45,132
ServisFirst Bancshares Inc.	14,161	481,899
Shore Bancshares Inc.	3,386	37,178
Sierra Bancorp	3,008	50,504
Signature Bank/New York NY	15,408	1,278,710
Silvergate Capital Corp., Class A(a)	6,394	92,074
Simmons First National Corp., Class A	33,338	528,574
SmartFinancial Inc.	2,910	39,547
South Plains Financial Inc.	4,361	54,120
South State Corp.	19,794	953,081
Southern First Bancshares Inc.(a)	1,543	37,263
Southern National Bancorp. of Virginia Inc.	7,222	62,687
Southside Bancshares Inc.	9,236	225,635
Spirit of Texas Bancshares Inc.(a)	3,393	37,866
Sterling Bancorp./DE	57,809	608,151
Stock Yards Bancorp. Inc.	6,380	217,175
Summit Financial Group Inc.	2,249	33,308
SVB Financial Group(a)	14,613	3,516,180
Synovus Financial Corp.	40,068	848,240
TCF Financial Corp.	44,326	1,035,455
Texas Capital Bancshares Inc.(a)	13,719	427,072
Tompkins Financial Corp.	3,750	213,038
TowneBank/Portsmouth VA	17,913	293,773
TriCo Bancshares	7,671	187,863
TriState Capital Holdings Inc.(a)	5,862	77,613
Triumph Bancorp. Inc.(a)	7,685	239,311
Truist Financial Corp.	384,785	14,641,069
Trustmark Corp.	17,394	372,406
U.S. Bancorp	387,762	13,901,268
UMB Financial Corp.	13,036	638,894
Umpqua Holdings Corp.	62,256	661,159
United Bankshares Inc./WV	35,825	769,163
United Community Banks Inc./GA	24,704	418,239
United Security Bancshares/Fresno CA	7,237	44,218
Unity Bancorp. Inc.	4,238	49,076
Univest Financial Corp.	7,577	108,881
Valley National Bancorp	108,375	742,369
Veritex Holdings Inc.	15,569	265,140
Washington Trust Bancorp. Inc.	3,784	116,017
Webster Financial Corp.	26,625	703,166
Wells Fargo & Co.	1,069,285	25,138,890
WesBanco Inc.	17,806	380,336
West Bancorp. Inc.	3,945	62,489
Westamerica Bancorp	7,717	419,419
Western Alliance Bancorp	27,859	880,902
Wintrust Financial Corp.	16,705	669,035
Zions Bancorp NA	46,557	1,360,396

		319,157,687

Beverages — 1.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,530	2,234,901
Brown-Forman Corp., Class A	12,577	863,788
Brown-Forman Corp., Class B, NVS	51,470	3,876,720

27

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Celsius Holdings Inc.(a)(b)	9,729	$220,945
Coca-Cola Co. (The)	1,100,929	54,352,865
Coca-Cola Consolidated Inc.	1,457	350,671
Constellation Brands Inc., Class A	45,329	8,590,299
Craft Brew Alliance Inc.(a)(b)	2,680	44,247
Keurig Dr Pepper Inc.	110,142	3,039,919
MGP Ingredients Inc.	4,063	161,464
Molson Coors Beverage Co., Class B	50,825	1,705,687
Monster Beverage Corp.(a)	105,213	8,438,083
National Beverage Corp.(a)(b)	3,556	241,843
NewAge Inc.(a)	20,392	35,278
PepsiCo Inc.	395,285	54,786,501
Primo Water Corp.	47,350	672,370

		139,615,581

Biotechnology — 2.9%
AbbVie Inc.	501,703	43,944,166
Abeona Therapeutics Inc.(a)	6,654	6,787
ACADIA Pharmaceuticals Inc.(a)	32,007	1,320,289
Acceleron Pharma Inc.(a)(b)	14,303	1,609,517
ADMA Biologics Inc.(a)(b)	15,977	38,185
Aduro Biotech Inc.(a)	20,198	49,081
Adverum Biotechnologies Inc.(a)	19,278	198,563
Aeglea BioTherapeutics Inc.(a)	7,358	52,168
Affimed NV(a)	28,908	97,998
Agenus Inc.(a)(b)	47,851	191,404
Agios Pharmaceuticals Inc.(a)	17,130	599,550
Aimmune Therapeutics Inc.(a)	12,103	416,948
Akcea Therapeutics Inc.(a)	4,151	75,299
Akebia Therapeutics Inc.(a)	37,273	93,555
Akero Therapeutics Inc.(a)	3,245	99,914
Akouos Inc.(a)(b)	4,122	94,270
Albireo Pharma Inc.(a)	2,453	81,857
Alector Inc.(a)	11,179	117,771
Alexion Pharmaceuticals Inc.(a)	60,496	6,922,557
Alkermes PLC(a)(b)	44,723	741,060
Allakos Inc.(a)(b)	6,904	562,331
Allogene Therapeutics Inc.(a)(b)	13,748	518,437
Allovir Inc.(a)	5,088	139,920
Alnylam Pharmaceuticals Inc.(a)	32,534	4,736,950
ALX Oncology Holdings Inc.(a)	2,712	102,351
Amgen Inc.	167,635	42,606,112
Amicus Therapeutics Inc.(a)	74,118	1,046,546
AnaptysBio Inc.(a)	7,650	112,838
Anavex Life Sciences Corp.(a)(b)	20,290	92,320
Anika Therapeutics Inc.(a)	4,319	152,849
Annexon Inc.(a)(b)	4,265	128,931
Apellis Pharmaceuticals Inc.(a)	15,977	482,026
Applied Molecular Transport Inc.(a)	3,516	111,879
Applied Therapeutics Inc.(a)	1,907	39,589
Aprea Therapeutics Inc.(a)	2,742	65,973
Arcturus Therapeutics Holding Inc.(a)	3,679	157,829
Arcus Biosciences Inc.(a)	12,701	217,695
Arcutis Biotherapeutics Inc.(a)	3,393	99,415
Ardelyx Inc.(a)	18,736	98,364
Arena Pharmaceuticals Inc.(a)	16,084	1,202,922
Arrowhead Pharmaceuticals Inc.(a)	29,317	1,262,390
Assembly Biosciences Inc.(a)	6,348	104,361
Atara Biotherapeutics Inc.(a)(b)	16,928	219,387
Athenex Inc.(a)	16,727	202,397
Athersys Inc.(a)(b)	47,082	91,810

Security	Shares	Value

Biotechnology (continued)
Atreca Inc., Class A(a)	3,395	$47,428
Avid Bioservices Inc.(a)(b)	12,048	91,806
Avidity Biosciences Inc.(a)	4,742	133,487
Avrobio Inc.(a)	5,811	75,659
Beam Therapeutics Inc.(a)(b)	10,029	246,914
Beyondspring Inc.(a)	3,813	50,751
BioCryst Pharmaceuticals Inc.(a)	48,519	166,663
Biogen Inc.(a)	45,083	12,789,145
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	13,345	867,558
BioMarin Pharmaceutical Inc.(a)	51,749	3,937,064
BioSpecifics Technologies Corp.(a)	2,077	109,728
Bioxcel Therapeutics Inc.(a)	2,625	113,820
Black Diamond Therapeutics Inc.(a)	3,579	108,193
Bluebird Bio Inc.(a)	18,217	982,807
Blueprint Medicines Corp.(a)	15,225	1,411,357
BrainStorm Cell Therapeutics Inc.(a)(b)	8,112	137,255
Bridgebio Pharma Inc.(a)(b)	21,442	804,504
Calithera Biosciences Inc.(a)	20,817	71,819
Calyxt Inc.(a)	2,692	14,779
CareDx Inc.(a)(b)	11,585	439,535
CASI Pharmaceuticals Inc.(a)	14,031	21,467
Castle Biosciences Inc.(a)(b)	2,822	145,192
Catalyst Pharmaceuticals Inc.(a)	25,698	76,323
Cellular Biomedicine Group Inc.(a)	4,368	80,109
CEL-SCI Corp.(a)(b)	11,124	141,831
ChemoCentryx Inc.(a)	14,056	770,269
Chimerix Inc.(a)	12,027	29,947
Clovis Oncology Inc.(a)(b)	14,784	86,191
Coherus Biosciences Inc.(a)	17,444	319,923
Concert Pharmaceuticals Inc.(a)	4,162	40,871
Constellation Pharmaceuticals Inc.(a)	6,297	127,577
Corbus Pharmaceuticals Holdings Inc.(a)(b)	25,657	46,183
Cortexyme Inc.(a)	3,259	162,950
Crinetics Pharmaceuticals Inc.(a)	7,655	119,954
Cue Biopharma Inc.(a)	4,605	69,305
Cyclerion Therapeutics Inc.(a)	4,310	26,205
Cytokinetics Inc.(a)(b)	18,828	407,626
CytomX Therapeutics Inc.(a)	10,720	71,288
Deciphera Pharmaceuticals Inc.(a)(b)	10,589	543,216
Denali Therapeutics Inc.(a)	16,773	600,977
Dicerna Pharmaceuticals Inc.(a)	16,941	304,769
Dynavax Technologies Corp.(a)	17,519	75,682
Eagle Pharmaceuticals Inc./DE(a)	3,393	144,135
Editas Medicine Inc.(a)(b)	16,589	465,487
Eidos Therapeutics Inc.(a)(b)	2,485	125,567
Eiger BioPharmaceuticals Inc.(a)(b)	7,748	63,069
Emergent BioSolutions Inc.(a)	12,596	1,301,545
Enanta Pharmaceuticals Inc.(a)	5,074	232,288
Epizyme Inc.(a)	22,145	264,190
Esperion Therapeutics Inc.(a)(b)	6,401	237,925
Evelo Biosciences Inc.(a)(b)	5,927	31,235
Exact Sciences Corp.(a)	42,332	4,315,747
Exelixis Inc.(a)	87,435	2,137,786
Fate Therapeutics Inc.(a)(b)	20,317	812,070
FibroGen Inc.(a)(b)	23,540	967,965
Five Prime Therapeutics Inc.(a)	7,735	36,355
Flexion Therapeutics Inc.(a)(b)	7,973	82,999
Forma Therapeutics Holdings Inc.(a)	4,567	227,619
Fortress Biotech Inc.(a)	21,702	87,676
Frequency Therapeutics Inc.(a)(b)	7,995	153,584

28

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
G1 Therapeutics Inc.(a)(b)	9,515	$109,898
Galectin Therapeutics Inc.(a)(b)	21,932	58,558
Generation Bio Co.(a)(b)	3,475	107,412
Geron Corp.(a)	51,793	90,120
Gilead Sciences Inc.	358,394	22,646,917
Global Blood Therapeutics Inc.(a)	16,945	934,347
GlycoMimetics Inc.(a)	9,276	28,477
Gossamer Bio Inc.(a)	12,129	150,521
Gritstone Oncology Inc.(a)(b)	8,233	21,817
Halozyme Therapeutics Inc.(a)	40,296	1,058,979
Heron Therapeutics Inc.(a)(b)	23,845	353,383
Homology Medicines Inc.(a)	8,408	89,966
IGM Biosciences Inc.(a)	1,457	107,541
ImmunoGen Inc.(a)	58,003	208,811
Immunomedics Inc.(a)	58,697	4,991,006
Immunovant Inc.(a)	9,905	348,557
Incyte Corp.(a)	51,796	4,648,173
Inovio Pharmaceuticals Inc.(a)(b)	40,740	472,584
Insmed Inc.(a)(b)	28,639	920,457
Intellia Therapeutics Inc.(a)(b)	13,999	278,300
Intercept Pharmaceuticals Inc.(a)	7,175	297,476
Invitae Corp.(a)(b)	32,664	1,415,984
Ionis Pharmaceuticals Inc.(a)	36,820	1,747,109
Iovance Biotherapeutics Inc.(a)(b)	38,516	1,267,947
Ironwood Pharmaceuticals Inc.(a)	42,479	382,099
iTeos Therapeutics Inc.(a)	3,305	81,534
IVERIC bio Inc.(a)(b)	22,777	128,462
Jounce Therapeutics Inc.(a)	5,018	40,947
Kadmon Holdings Inc.(a)	49,425	193,746
KalVista Pharmaceuticals Inc.(a)	4,010	50,486
Karuna Therapeutics Inc.(a)	4,359	337,038
Karyopharm Therapeutics Inc.(a)	15,804	230,738
Keros Therapeutics Inc.(a)	1,978	76,291
Kezar Life Sciences Inc.(a)	5,813	28,135
Kindred Biosciences Inc.(a)	8,905	38,202
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	3,050	46,726
Kodiak Sciences Inc.(a)	7,548	446,917
Krystal Biotech Inc.(a)	2,425	104,396
Kura Oncology Inc.(a)(b)	15,370	470,937
La Jolla Pharmaceutical Co.(a)(b)	5,329	21,476
Lexicon Pharmaceuticals Inc.(a)(b)	9,848	14,181
Ligand Pharmaceuticals Inc.(a)(b)	4,099	390,717
MacroGenics Inc.(a)	12,729	320,644
Madrigal Pharmaceuticals Inc.(a)	2,872	340,993
Magenta Therapeutics Inc.(a)(b)	4,576	31,117
MannKind Corp.(a)	41,613	78,232
Marker Therapeutics Inc.(a)(b)	11,361	17,042
MediciNova Inc.(a)	8,013	41,988
MEI Pharma Inc.(a)	39,906	124,507
MeiraGTx Holdings PLC(a)	4,537	60,070
Mersana Therapeutics Inc.(a)	15,091	280,994
Minerva Neurosciences Inc.(a)	13,060	41,531
Mirati Therapeutics Inc.(a)	10,393	1,725,758
Moderna Inc.(a)(b)	81,506	5,766,549
Molecular Templates Inc.(a)(b)	8,233	89,904
Momenta Pharmaceuticals Inc.(a)	32,469	1,703,973
Morphic Holding Inc.(a)(b)	3,878	106,025
Mustang Bio Inc.(a)	11,650	36,698
Myriad Genetics Inc.(a)	19,103	249,103
NantKwest Inc.(a)	8,169	56,652

Security	Shares	Value

Biotechnology (continued)
Natera Inc.(a)	19,906	$1,438,009
Neoleukin Therapeutics Inc.(a)	8,387	100,644
Neurocrine Biosciences Inc.(a)	26,625	2,560,260
NextCure Inc.(a)	4,001	35,209
Nkarta Inc.(a)	4,606	138,456
Novavax Inc.(a)	17,484	1,894,391
Nurix Therapeutics Inc.(a)	3,180	111,014
Oncternal Therapeutics Inc.(a)(b)(c)	684	1,402
OPKO Health Inc.(a)(b)	128,564	474,401
ORIC Pharmaceuticals Inc.(a)(b)	2,435	60,899
Ovid therapeutics Inc.(a)	12,105	69,483
Oyster Point Pharma Inc.(a)(b)	2,591	54,696
Passage Bio Inc.(a)(b)	3,844	50,395
PDL BioPharma Inc.(a)	23,153	72,932
Pieris Pharmaceuticals Inc.(a)	15,352	31,779
Precigen Inc.(a)	21,921	76,724
Precision BioSciences Inc.(a)	10,169	62,641
Prevail Therapeutics Inc.(a)	6,151	62,617
Protagonist Therapeutics Inc.(a)	7,632	149,206
Prothena Corp. PLC(a)	10,505	104,945
PTC Therapeutics Inc.(a)(b)	16,882	789,234
Puma Biotechnology Inc.(a)	8,146	82,193
Radius Health Inc.(a)(b)	13,924	157,898
Rapt Therapeutics Inc.(a)	3,121	100,496
Regeneron Pharmaceuticals Inc.(a)	27,593	15,446,010
REGENXBIO Inc.(a)	9,754	268,430
Relay Therapeutics Inc.(a)	9,136	389,102
Replimune Group Inc.(a)	4,434	102,071
Retrophin Inc.(a)	12,935	238,780
REVOLUTION Medicines Inc.(a)	10,947	380,956
Rhythm Pharmaceuticals Inc.(a)(b)	9,304	201,618
Rigel Pharmaceuticals Inc.(a)	46,213	110,911
Rocket Pharmaceuticals Inc.(a)(b)	10,015	228,943
Rubius Therapeutics Inc.(a)	9,623	48,211
Sage Therapeutics Inc.(a)(b)	14,264	871,816
Sangamo Therapeutics Inc.(a)(b)	35,519	335,655
Sarepta Therapeutics Inc.(a)(b)	21,195	2,976,414
Savara Inc.(a)(b)	6,977	7,605
Scholar Rock Holding Corp.(a)	5,049	89,317
Seattle Genetics Inc.(a)	34,658	6,782,224
Seres Therapeutics Inc.(a)(b)	12,472	353,082
Solid Biosciences Inc.(a)	3,009	6,108
Sorrento Therapeutics Inc.(a)(b)	64,646	720,803
Spectrum Pharmaceuticals Inc.(a)	27,572	112,494
Spero Therapeutics Inc.(a)(b)	6,513	72,685
SpringWorks Therapeutics Inc.(a)(b)	6,012	286,592
Stoke Therapeutics Inc.(a)(b)	3,466	116,076
Sutro Biopharma Inc.(a)	8,690	87,335
Syndax Pharmaceuticals Inc.(a)	8,316	122,744
Syros Pharmaceuticals Inc.(a)	12,660	111,914
TCR2 Therapeutics Inc.(a)	5,017	101,945
TG Therapeutics Inc.(a)(b)	31,486	842,565
Translate Bio Inc.(a)	14,315	194,827
Turning Point Therapeutics Inc.(a)	9,684	845,994
Twist Bioscience Corp.(a)	8,477	643,998
Tyme Technologies Inc.(a)(b)	28,551	27,980
Ultragenyx Pharmaceutical Inc.(a)	16,260	1,336,409
United Therapeutics Corp.(a)	12,545	1,267,045
UNITY Biotechnology Inc.(a)	6,845	23,684
UroGen Pharma Ltd.(a)(b)	5,329	102,796

29

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Vanda Pharmaceuticals Inc.(a)	15,687	$151,536
Vaxart Inc.(a)(b)	15,597	103,720
Vaxcyte Inc.(a)	5,171	255,344
VBI Vaccines Inc.(a)(b)	48,633	139,090
Veracyte Inc.(a)	16,240	527,638
Verastem Inc.(a)	46,297	56,019
Vericel Corp.(a)	14,264	264,312
Vertex Pharmaceuticals Inc.(a)	74,047	20,149,670
Viela Bio Inc.(a)(b)	5,651	158,680
Viking Therapeutics Inc.(a)	21,423	124,682
Vir Biotechnology Inc.(a)	13,079	449,002
Voyager Therapeutics Inc.(a)	6,253	66,720
X4 Pharmaceuticals Inc.(a)(b)	756	5,118
XBiotech Inc.(a)(b)	5,324	101,635
Xencor Inc.(a)	15,714	609,546
Y-mAbs Therapeutics Inc.(a)	7,540	289,461
Zentalis Pharmaceuticals Inc.(a)	2,929	95,749
ZIOPHARM Oncology Inc.(a)	47,526	119,766

		274,573,829

Building Products — 0.6%
A O Smith Corp.	38,811	2,049,221
AAON Inc.	11,137	671,004
Advanced Drainage Systems Inc.(b)	15,772	984,804
Allegion PLC	26,371	2,608,356
American Woodmark Corp.(a)(b)	5,006	393,171
Apogee Enterprises Inc.	7,437	158,929
Armstrong World Industries Inc.	13,908	957,009
AZEK Co. Inc. (The)(a)(b)	11,469	399,236
Builders FirstSource Inc.(a)	34,135	1,113,484
Caesarstone Ltd.	6,428	62,994
Carrier Global Corp.	247,461	7,557,459
Cornerstone Building Brands Inc.(a)	12,041	96,087
CSW Industrials Inc.	3,890	300,502
Fortune Brands Home & Security Inc.	39,293	3,399,630
Gibraltar Industries Inc.(a)	8,570	558,250
Griffon Corp.	12,041	235,281
Insteel Industries Inc.	4,526	84,636
JELD-WEN Holding Inc.(a)	18,593	420,202
Johnson Controls International PLC	212,300	8,672,455
Lennox International Inc.	9,987	2,722,556
Masco Corp.	74,896	4,129,016
Masonite International Corp.(a)	7,542	742,133
Owens Corning	30,594	2,105,173
Patrick Industries Inc.	6,186	355,819
PGT Innovations Inc.(a)	15,606	273,417
Quanex Building Products Corp.	9,543	175,973
Resideo Technologies Inc.(a)	34,871	383,581
Simpson Manufacturing Co. Inc.	12,241	1,189,336
Trane Technologies PLC	67,932	8,236,755
Trex Co. Inc.(a)	32,808	2,349,053
UFP Industries Inc.	17,201	972,029

		54,357,551

Capital Markets — 2.5%
Affiliated Managers Group Inc.	13,953	954,106
Ameriprise Financial Inc.	34,344	5,292,754
Apollo Global Management Inc.	48,605	2,175,074
Ares Management Corp., Class A	27,927	1,128,809
Artisan Partners Asset Management Inc., Class A	15,697	612,026
Assetmark Financial Holdings Inc.(a)	3,921	85,243

Security	Shares	Value

Capital Markets (continued)
Associated Capital Group Inc., Class A	779	$28,145
B. Riley Financial Inc.	4,403	110,339
Bank of New York Mellon Corp. (The)	227,730	7,820,248
BGC Partners Inc., Class A	91,910	220,584
BlackRock Inc.(d)	41,860	23,590,203
Blucora Inc.(a)	13,826	130,241
BrightSphere Investment Group Inc.	20,868	269,197
Calamos Asset Management Inc.(a)(c)	4,985	0	(e)
Carlyle Group Inc. (The)	33,184	818,649
Cboe Global Markets Inc.	30,857	2,707,393
Charles Schwab Corp. (The)	328,832	11,913,583
CME Group Inc.	101,251	16,940,305
Cohen & Steers Inc.	6,431	358,464
Cowen Inc., Class A(b)	6,506	105,853
Diamond Hill Investment Group Inc.	734	92,719
Donnelley Financial Solutions Inc.(a)	10,605	141,683
E*TRADE Financial Corp.	62,820	3,144,141
Eaton Vance Corp., NVS	31,796	1,213,017
Evercore Inc., Class A	11,137	729,028
FactSet Research Systems Inc.	10,573	3,540,686
Federated Hermes Inc.	28,200	606,582
Focus Financial Partners Inc., Class A(a)(b)	7,389	242,285
Franklin Resources Inc.	79,858	1,625,110
GAMCO Investors Inc., Class A	3,393	39,257
Goldman Sachs Group Inc. (The)	94,505	18,992,670
Greenhill & Co. Inc.	4,694	53,277
Hamilton Lane Inc., Class A	8,542	551,728
Houlihan Lokey Inc.	14,515	857,111
Interactive Brokers Group Inc., Class A	20,759	1,003,282
Intercontinental Exchange Inc.	154,062	15,413,903
Invesco Ltd.	104,775	1,195,483
KKR & Co. Inc.	151,806	5,213,018
Lazard Ltd., Class A	30,379	1,004,026
LPL Financial Holdings Inc.	22,899	1,755,666
MarketAxess Holdings Inc.	10,526	5,069,216
Moelis & Co., Class A	14,999	527,065
Moody’s Corp.	46,324	13,427,011
Morgan Stanley	314,637	15,212,699
Morningstar Inc.	6,185	993,373
MSCI Inc.	23,247	8,294,065
Nasdaq Inc.	33,009	4,050,534
Northern Trust Corp.	54,196	4,225,662
Oppenheimer Holdings Inc., Class A, NVS	2,659	59,349
Piper Sandler Cos	5,204	379,892
PJT Partners Inc., Class A	6,667	404,087
Pzena Investment Management Inc., Class A	2,921	15,657
Raymond James Financial Inc.	34,442	2,506,000
S&P Global Inc.	68,563	24,723,818
Safeguard Scientifics Inc.	5,292	29,000
Sculptor Capital Management Inc.	4,735	55,589
SEI Investments Co.	32,849	1,666,101
Siebert Financial Corp.(a)	2,234	7,216
Silvercrest Asset Management Group Inc., Class A	1,897	19,843
State Street Corp.	100,297	5,950,621
Stifel Financial Corp.	19,469	984,353
StoneX Group Inc.(a)	3,668	187,655
T Rowe Price Group Inc.	64,455	8,264,420
TD Ameritrade Holding Corp.	73,993	2,896,826
Tradeweb Markets Inc., Class A	23,394	1,356,852
Value Line Inc.	318	7,855

30

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Virtu Financial Inc., Class A	16,263	$374,212
Virtus Investment Partners Inc.	1,859	257,750
Waddell & Reed Financial Inc., Class A(b)	21,935	325,735
Westwood Holdings Group Inc.	1,757	19,573
WisdomTree Investments Inc.	42,234	135,149

		235,103,066

Chemicals — 1.8%
Advanced Emissions Solutions Inc.	7,091	28,789
AdvanSix Inc.(a)	8,309	107,020
Air Products & Chemicals Inc.	62,866	18,725,267
Albemarle Corp.	30,307	2,705,809
American Vanguard Corp.	7,160	94,082
Amyris Inc.(a)	14,219	41,520
Ashland Global Holdings Inc.	15,752	1,117,132
Avient Corp.	26,616	704,259
Axalta Coating Systems Ltd.(a)	58,643	1,300,115
Balchem Corp.	9,385	916,258
Cabot Corp.	16,510	594,855
Celanese Corp.	33,481	3,597,533
CF Industries Holdings Inc.	62,548	1,920,849
Chase Corp.	2,425	231,345
Chemours Co. (The)	47,732	998,076
Corteva Inc.	215,385	6,205,242
Dow Inc.	211,601	9,955,827
DuPont de Nemours Inc.	209,654	11,631,604
Eastman Chemical Co.	38,838	3,034,025
Ecolab Inc.	70,903	14,169,256
Element Solutions Inc.(a)	62,041	652,051
Ferro Corp.(a)(b)	23,461	290,916
FMC Corp.	36,703	3,887,215
FutureFuel Corp.	9,465	107,617
GCP Applied Technologies Inc.(a)	14,885	311,841
Hawkins Inc.	2,338	107,782
HB Fuller Co.	14,249	652,319
Huntsman Corp.	57,140	1,269,079
Ingevity Corp.(a)	11,747	580,772
Innospec Inc.	6,850	433,742
International Flavors & Fragrances Inc.	30,192	3,697,010
Intrepid Potash Inc.(a)	3,389	28,603
Koppers Holdings Inc.(a)	5,494	114,880
Kraton Corp.(a)	8,445	150,490
Kronos Worldwide Inc.	5,220	67,129
Linde PLC	149,571	35,617,342
Livent Corp.(a)(b)	41,509	372,336
LyondellBasell Industries NV, Class A	73,089	5,152,044
Minerals Technologies Inc.	10,244	523,468
Mosaic Co. (The)	99,218	1,812,713
NewMarket Corp.	1,942	664,785
Olin Corp.	45,060	557,843
Orion Engineered Carbons SA	16,832	210,568
PPG Industries Inc.	66,885	8,165,321
PQ Group Holdings Inc.(a)	12,666	129,953
Quaker Chemical Corp.	3,742	672,475
Rayonier Advanced Materials Inc.(a)	14,943	47,818
RPM International Inc.	36,729	3,042,630
Scotts Miracle-Gro Co. (The)	11,308	1,729,106
Sensient Technologies Corp.	12,019	693,977
Sherwin-Williams Co. (The)	23,525	16,390,809
Stepan Co.	5,636	614,324
Trecora Resources(a)	5,147	31,603

Security	Shares	Value

Chemicals (continued)
Tredegar Corp.	6,182	$91,926
Trinseo SA	12,139	311,244
Tronox Holdings PLC, Class A(a)	29,870	235,077
Valvoline Inc.	53,002	1,009,158
Westlake Chemical Corp.	10,191	644,275
WR Grace & Co.	16,159	651,046

		169,802,150

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	18,454	676,524
ACCO Brands Corp.	29,258	169,696
ADT Inc.	44,008	359,545
Advanced Disposal Services Inc.(a)(b)	19,902	601,637
Brady Corp., Class A, NVS	13,401	536,308
BrightView Holdings Inc.(a)	6,937	79,082
Brink’s Co. (The)	14,031	576,534
Casella Waste Systems Inc., Class A(a)	13,983	780,951
CECO Environmental Corp.(a)	6,854	49,966
Cimpress PLC(a)	4,694	352,801
Cintas Corp.	25,152	8,371,340
Clean Harbors Inc.(a)	14,214	796,410
CompX International Inc.	433	6,473
Copart Inc.(a)	57,475	6,044,071
Covanta Holding Corp.	31,399	243,342
Deluxe Corp.	11,474	295,226
Ennis Inc.	6,852	119,499
Harsco Corp.(a)	24,048	334,508
Healthcare Services Group Inc.	21,295	458,481
Heritage-Crystal Clean Inc.(a)	5,528	73,799
Herman Miller Inc.	17,122	516,400
HNI Corp.	12,312	386,351
IAA Inc.(a)	38,153	1,986,627
Interface Inc.	15,205	93,055
KAR Auction Services Inc.	38,153	549,403
Kimball International Inc., Class B	8,508	89,674
Knoll Inc.	15,697	189,306
Matthews International Corp., Class A	8,356	186,840
McGrath RentCorp	6,490	386,739
Montrose Environmental Group Inc.(a)	3,572	85,085
MSA Safety Inc.	10,169	1,364,375
NL Industries Inc.	1,726	7,335
PICO Holdings Inc.(a)	6,531	58,518
Pitney Bowes Inc.	55,875	296,696
Quad/Graphics Inc.	9,193	27,855
Republic Services Inc.	59,802	5,582,517
Rollins Inc.	42,637	2,310,499
SP Plus Corp.(a)	6,297	113,031
Steelcase Inc., Class A	26,572	268,643
Stericycle Inc.(a)	25,307	1,595,859
Team Inc.(a)	7,178	39,479
Terminix Global Holdings Inc.	38,241	1,525,051
Tetra Tech Inc.	14,994	1,431,927
U.S. Ecology Inc.	9,576	312,848
UniFirst Corp./MA	4,426	838,152
Viad Corp.	5,329	111,003
VSE Corp.	2,080	63,731
Waste Management Inc.	120,479	13,634,608

		54,977,800

Communications Equipment — 0.8%
Acacia Communications Inc.(a)	10,550	711,070

31

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
ADTRAN Inc.	14,873	$152,523
Applied Optoelectronics Inc.(a)	5,429	61,076
Arista Networks Inc.(a)(b)	16,740	3,464,008
CalAmp Corp.(a)	8,831	63,495
Calix Inc.(a)(b)	15,147	269,314
Casa Systems Inc.(a)	7,808	31,466
Ciena Corp.(a)	43,941	1,744,018
Cisco Systems Inc.	1,209,325	47,635,312
Clearfield Inc.(a)	2,961	59,723
CommScope Holding Co. Inc.(a)	52,760	474,840
Comtech Telecommunications Corp.	7,987	111,818
Digi International Inc.(a)	6,790	106,128
DZS Inc.(a)	1,738	16,285
EchoStar Corp., Class A(a)	15,009	373,574
Extreme Networks Inc.(a)	29,751	119,599
F5 Networks Inc.(a)	17,448	2,142,091
Harmonic Inc.(a)	26,319	146,860
Infinera Corp.(a)(b)	41,731	257,063
Inseego Corp.(a)(b)	20,654	213,149
InterDigital Inc.	9,380	535,223
Juniper Networks Inc.	92,505	1,988,857
KVH Industries Inc.(a)	3,794	34,184
Lumentum Holdings Inc.(a)	21,347	1,603,800
Motorola Solutions Inc.	48,472	7,600,894
NETGEAR Inc.(a)	9,201	283,575
NetScout Systems Inc.(a)	20,977	457,928
Plantronics Inc.	9,652	114,280
Ribbon Communications Inc.(a)	14,247	55,136
Ubiquiti Inc.	2,425	404,151
ViaSat Inc.(a)	16,362	562,689
Viavi Solutions Inc.(a)	67,271	789,089

		72,583,218

Construction & Engineering — 0.2%
AECOM(a)	44,097	1,845,018
Aegion Corp.(a)	10,278	145,228
Ameresco Inc., Class A(a)(b)	5,187	173,246
API Group Corp.(a)(f)	39,646	564,163
Arcosa Inc.	13,473	594,024
Argan Inc.	4,037	169,191
Comfort Systems USA Inc.	11,137	573,667
Construction Partners Inc., Class A(a)	5,537	100,773
Dycom Industries Inc.(a)	8,706	459,851
EMCOR Group Inc.	15,780	1,068,464
Fluor Corp.	41,070	361,827
Granite Construction Inc.	14,103	248,354
Great Lakes Dredge & Dock Corp.(a)	15,492	147,329
IES Holdings Inc.(a)	2,114	67,162
Jacobs Engineering Group Inc.	35,662	3,308,364
MasTec Inc.(a)	17,333	731,453
MYR Group Inc.(a)	3,770	140,169
Northwest Pipe Co.(a)	2,696	71,336
NV5 Global Inc.(a)	2,866	151,239
Primoris Services Corp.	12,084	217,995
Quanta Services Inc.	39,020	2,062,597
Sterling Construction Co. Inc.(a)	7,123	100,862
Tutor Perini Corp.(a)	10,242	113,993
Valmont Industries Inc.	6,272	778,857
WillScot Mobile Mini Holdings Corp.(a)	45,536	759,540

		14,954,702

Security	Shares	Value

Construction Materials — 0.1%
Eagle Materials Inc.	11,966	$1,032,905
Forterra Inc.(a)(b)	5,092	60,187
Martin Marietta Materials Inc.	17,580	4,137,629
Summit Materials Inc., Class A(a)	33,618	556,042
U.S. Concrete Inc.(a)	4,447	129,141
United State Lime & Minerals Inc.	387	34,869
Vulcan Materials Co.	37,591	5,095,084

		11,045,857

Consumer Finance — 0.5%
Ally Financial Inc.	105,093	2,634,681
American Express Co.	186,591	18,705,748
Capital One Financial Corp.	129,107	9,277,629
Credit Acceptance Corp.(a)(b)	2,917	987,813
Curo Group Holdings Corp.	3,610	25,450
Discover Financial Services	87,336	5,046,274
Encore Capital Group Inc.(a)(b)	9,201	355,067
Enova International Inc.(a)	10,588	173,537
EZCORP Inc., Class A, NVS(a)	12,456	62,654
FirstCash Inc.	11,764	673,018
Green Dot Corp., Class A(a)	14,236	720,484
LendingClub Corp.(a)(b)	17,514	82,491
LendingTree Inc.(a)(b)	2,221	681,603
Navient Corp.	59,575	503,409
Nelnet Inc., Class A	4,658	280,644
OneMain Holdings Inc.	18,367	573,969
Oportun Financial Corp.(a)	3,940	46,453
PRA Group Inc.(a)	12,897	515,235
Regional Management Corp.(a)	2,870	47,814
Santander Consumer USA Holdings Inc.	21,514	391,340
SLM Corp.	106,602	862,410
Synchrony Financial	166,071	4,346,078
World Acceptance Corp.(a)(b)	1,033	109,033

		47,102,834

Containers & Packaging — 0.4%
Amcor PLC	448,028	4,950,709
AptarGroup Inc.	18,775	2,125,330
Ardagh Group SA	5,139	72,203
Avery Dennison Corp.	23,811	3,043,998
Ball Corp.	90,916	7,556,938
Berry Global Group Inc.(a)(b)	37,109	1,793,107
Crown Holdings Inc.(a)	37,414	2,875,640
Graphic Packaging Holding Co.	82,811	1,166,807
Greif Inc., Class A, NVS	6,660	241,159
Greif Inc., Class B	1,541	60,839
International Paper Co.	112,704	4,569,020
Myers Industries Inc.	10,241	135,488
O-I Glass Inc.	45,927	486,367
Packaging Corp. of America	26,885	2,931,809
Ranpak Holdings Corp.(a)	11,014	104,853
Sealed Air Corp.	44,955	1,744,704
Silgan Holdings Inc.	23,206	853,285
Sonoco Products Co.	29,351	1,498,956
UFP Technologies Inc.(a)(b)	1,727	71,532
Westrock Co.	73,707	2,560,581

		38,843,325

Distributors — 0.1%
Core-Mark Holding Co. Inc.	11,997	347,073
Funko Inc., Class A(a)(b)	6,748	39,071
Genuine Parts Co.	40,475	3,852,006

32

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
LKQ Corp.(a)	85,592	$2,373,466
Pool Corp.	11,024	3,687,969
Weyco Group Inc.	1,708	27,618

		10,327,203

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	16,338	400,935
American Public Education Inc.(a)	4,753	133,987
Aspen Group Inc./CO(a)	8,187	91,449
Bright Horizons Family Solutions Inc.(a)(b)	16,581	2,520,975
Carriage Services Inc.	4,102	91,516
Chegg Inc.(a)(b)	34,327	2,452,321
Collectors Universe Inc.	3,670	181,628
Franchise Group Inc.	5,401	136,969
frontdoor Inc.(a)(b)	24,045	935,591
Graham Holdings Co., Class B	1,266	511,603
Grand Canyon Education Inc.(a)	13,457	1,075,753
H&R Block Inc.	56,918	927,194
Houghton Mifflin Harcourt Co.(a)	28,414	49,156
K12 Inc.(a)	11,739	309,205
Laureate Education Inc., Class A(a)	33,510	445,013
OneSpaWorld Holdings Ltd.	12,826	83,369
Perdoceo Education Corp.(a)	21,247	260,063
Regis Corp.(a)(b)	8,181	50,231
Service Corp. International	48,335	2,038,770
Strategic Education Inc.	6,229	569,767
Vivint Smart Home Inc.(a)	19,781	337,860
WW International Inc.(a)	12,292	231,950

		13,835,305

Diversified Financial Services — 1.3%
Alerus Financial Corp.	4,361	85,475
Banco Latinoamericano de Comercio Exterior SA, Class E	7,338	89,157
Berkshire Hathaway Inc., Class B(a)	545,671	116,195,183
Cannae Holdings Inc.(a)	23,361	870,431
Equitable Holdings Inc.	118,252	2,156,916
Jefferies Financial Group Inc.	64,551	1,161,918
Marlin Business Services Corp.	2,162	15,242
Voya Financial Inc.	35,790	1,715,415

		122,289,737

Diversified Telecommunication Services — 1.5%
Anterix Inc.(a)	3,256	106,504
AT&T Inc.	2,030,796	57,897,994
ATN International Inc.	3,214	161,150
Bandwidth Inc., Class A(a)	5,405	943,551
CenturyLink Inc.	315,089	3,179,248
Cincinnati Bell Inc.(a)	14,028	210,420
Cogent Communications Holdings Inc.	12,181	731,469
Consolidated Communications Holdings Inc.(a)	16,945	96,417
GCI Liberty Inc., Class A(a)	28,294	2,318,976
IDT Corp., Class B(a)	8,591	56,529
Iridium Communications Inc.(a)	33,327	852,505
Liberty Latin America Ltd., Class A(a)	12,105	99,866
Liberty Latin America Ltd., Class C, NVS(a)	43,535	354,375
Ooma Inc.(a)(b)	8,428	109,985
ORBCOMM Inc.(a)	20,068	68,231
Verizon Communications Inc.	1,180,040	70,200,579
Vonage Holdings Corp.(a)	66,347	678,730

		138,066,529

Security	Shares	Value

Electric Utilities — 1.7%
ALLETE Inc.	14,833	$767,459
Alliant Energy Corp.	71,466	3,691,219
American Electric Power Co. Inc.	141,908	11,598,141
Avangrid Inc.	15,675	790,960
Duke Energy Corp.	209,073	18,515,505
Edison International	101,351	5,152,685
Entergy Corp.	57,601	5,675,427
Evergy Inc.	64,463	3,276,010
Eversource Energy	98,033	8,190,657
Exelon Corp.	278,645	9,964,345
FirstEnergy Corp.	152,980	4,392,056
Hawaiian Electric Industries Inc.	30,773	1,022,895
IDACORP Inc.	14,650	1,170,535
MGE Energy Inc.	9,984	625,597
NextEra Energy Inc.	139,366	38,682,427
NRG Energy Inc.	69,252	2,128,806
OGE Energy Corp.	58,227	1,746,228
Otter Tail Corp.	11,118	402,138
PG&E Corp.(a)(b)	369,697	3,471,455
Pinnacle West Capital Corp.	32,553	2,426,826
PNM Resources Inc.	23,059	953,028
Portland General Electric Co.	26,428	938,194
PPL Corp.	218,586	5,947,725
Southern Co. (The)	300,431	16,289,369
Spark Energy Inc., Class A	1,554	12,929
Xcel Energy Inc.	149,790	10,337,008

		158,169,624

Electrical Equipment — 0.6%
Acuity Brands Inc.	11,106	1,136,699
Allied Motion Technologies Inc.	1,621	66,915
American Superconductor Corp.(a)(b)	9,760	141,325
AMETEK Inc.	64,861	6,447,184
Atkore International Group Inc.(a)	12,544	285,125
AZZ Inc.	7,074	241,365
Bloom Energy Corp., Class A(a)(b)	24,150	433,976
Eaton Corp. PLC	114,078	11,639,378
Emerson Electric Co.	169,790	11,133,130
Encore Wire Corp.	5,383	249,879
EnerSys	12,128	814,031
FuelCell Energy Inc.(a)(b)	60,293	129,027
Generac Holdings Inc.(a)	17,228	3,336,030
GrafTech International Ltd.(b)	17,078	116,814
Hubbell Inc.	15,419	2,109,936
nVent Electric PLC	42,402	750,091
Plug Power Inc.(a)(b)	96,303	1,291,423
Powell Industries Inc.	2,283	55,089
Preformed Line Products Co.	665	32,399
Regal Beloit Corp.	11,429	1,072,840
Rockwell Automation Inc.	32,949	7,271,185
Sensata Technologies Holding PLC(a)	44,782	1,931,896
Sunrun Inc.(a)	33,484	2,580,612
Thermon Group Holdings Inc.(a)(b)	9,240	103,765
TPI Composites Inc.(a)(b)	8,191	237,211
Vertiv Holdings Co.(a)	62,453	1,081,686
Vicor Corp.(a)	4,963	385,774
Vivint Solar Inc.(a)	13,315	563,890

		55,638,675

Electronic Equipment, Instruments & Components — 0.6%
Akoustis Technologies Inc.(a)(b)	11,741	95,807

33

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Amphenol Corp., Class A	82,282	$8,908,672
Arlo Technologies Inc.(a)	22,850	120,191
Arrow Electronics Inc.(a)	21,859	1,719,429
Avnet Inc.	29,178	753,959
Badger Meter Inc.	8,878	580,355
Bel Fuse Inc., Class B, NVS	2,857	30,513
Belden Inc.(b)	11,264	350,536
Benchmark Electronics Inc.	11,230	226,284
CDW Corp./DE	40,406	4,829,729
Cognex Corp.	47,619	3,099,997
Coherent Inc.(a)(b)	6,755	749,332
Corning Inc.	213,209	6,910,104
CTS Corp.	8,723	192,168
Daktronics Inc.	9,431	37,347
Dolby Laboratories Inc., Class A	18,288	1,212,129
ePlus Inc.(a)	3,998	292,654
Fabrinet(a)	9,929	625,825
FARO Technologies Inc.(a)	4,451	271,422
Fitbit Inc., Class A(a)(b)	68,995	480,205
FLIR Systems Inc.	36,600	1,312,110
II-VI Inc.(a)	28,194	1,143,549
Insight Enterprises Inc.(a)	10,785	610,215
IPG Photonics Corp.(a)(b)	10,404	1,768,368
Iteris Inc.(a)	11,563	47,408
Itron Inc.(a)	11,340	688,792
Jabil Inc.	42,594	1,459,270
Keysight Technologies Inc.(a)	53,308	5,265,764
Kimball Electronics Inc.(a)	6,379	73,741
Knowles Corp.(a)	21,785	324,596
Littelfuse Inc.	6,634	1,176,474
Methode Electronics Inc.	9,782	278,787
MTS Systems Corp.	5,590	106,825
Napco Security Technologies Inc.(a)	4,009	94,211
National Instruments Corp.	36,856	1,315,759
nLight Inc.(a)(b)	11,489	269,762
Novanta Inc.(a)	9,456	996,095
OSI Systems Inc.(a)	5,106	396,277
PAR Technology Corp.(a)(b)	3,305	133,886
PC Connection Inc.	2,423	99,488
Plexus Corp.(a)	7,852	554,587
Rogers Corp.(a)	5,238	513,638
Sanmina Corp.(a)	19,002	514,004
ScanSource Inc.(a)	7,101	140,813
SYNNEX Corp.(b)	11,531	1,615,032
Trimble Inc.(a)	71,922	3,502,601
TTM Technologies Inc.(a)(b)	25,375	289,529
Vishay Intertechnology Inc.	39,929	621,694
Vishay Precision Group Inc.(a)	3,098	78,441
Zebra Technologies Corp., Class A(a)	14,983	3,782,608

		60,660,982

Energy Equipment & Services — 0.2%
Archrock Inc.	37,002	199,071
Baker Hughes Co.	186,081	2,473,016
Bristow Group Inc.(a)	1,923	40,864
Cactus Inc., Class A	13,232	253,922
ChampionX Corp.(a)(b)	41,246	329,556
DMC Global Inc.	3,781	124,546
Dril-Quip Inc.(a)	10,486	259,633
Exterran Corp.(a)	9,000	37,440
Frank’s International NV(a)	32,275	49,704

Security	Shares	Value

Energy Equipment & Services (continued)
Halliburton Co.	251,569	$3,031,406
Helix Energy Solutions Group Inc.(a)	37,642	90,717
Helmerich & Payne Inc.	30,673	449,359
Liberty Oilfield Services Inc., Class A	12,375	98,876
Matrix Service Co.(a)	6,676	55,745
Nabors Industries Ltd.	2,268	55,430
National Energy Services Reunited Corp.(a)	9,664	61,656
National Oilwell Varco Inc.	111,578	1,010,897
Newpark Resources Inc.(a)	23,335	24,502
NexTier Oilfield Solutions Inc.(a)	42,995	79,541
Oceaneering International Inc.(a)	26,092	91,844
Oil States International Inc.(a)	16,578	45,258
Patterson-UTI Energy Inc.	58,476	166,657
ProPetro Holding Corp.(a)	21,099	85,662
RPC Inc.(a)	15,857	41,862
Schlumberger Ltd.	394,591	6,139,836
SEACOR Holdings Inc.(a)	5,808	168,897
Select Energy Services Inc., Class A(a)(b)	16,331	62,711
Solaris Oilfield Infrastructure Inc., Class A	9,197	58,309
Tidewater Inc.(a)(b)	10,454	70,146
Transocean Ltd.(a)(b)	164,046	132,369
U.S. Silica Holdings Inc.	22,490	67,470

		15,856,902

Entertainment — 1.9%
Activision Blizzard Inc.	217,323	17,592,297
AMC Entertainment Holdings Inc., Class A(b)	14,647	68,987
Cinemark Holdings Inc.	30,825	308,250
Electronic Arts Inc.(a)	81,379	10,612,635
Eros International Corp.(a)(b)	31,843	70,373
Gaia Inc.(a)(b)	3,633	35,712
Glu Mobile Inc.(a)	37,223	285,687
IMAX Corp.(a)	15,653	187,210
Liberty Media Corp.-Liberty Braves, Class A(a)	2,741	57,232
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	9,093	191,044
Liberty Media Corp.-Liberty Formula One, Class A(a)	6,794	227,667
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	57,181	2,073,955
Lions Gate Entertainment Corp., Class A(a)	14,982	142,029
Lions Gate Entertainment Corp., Class B, NVS(a)	28,560	249,043
Live Nation Entertainment Inc.(a)(b)	40,386	2,175,998
LiveXLive Media Inc.(a)(b)	7,645	19,839
Madison Square Garden Entertainment Corp.(a)	5,516	377,791
Madison Square Garden Sports Corp.(a)	5,570	838,174
Marcus Corp. (The)	7,399	57,194
Netflix Inc.(a)	121,113	60,560,133
Roku Inc.(a)	30,215	5,704,592
Spotify Technology SA(a)(b)	37,103	9,000,075
Take-Two Interactive Software Inc.(a)	31,861	5,264,074
Walt Disney Co. (The)	514,694	63,863,232
World Wrestling Entertainment Inc., Class A	12,233	495,069
Zynga Inc., Class A(a)	250,874	2,287,971

		182,746,263

Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	24,963	262,111
Agree Realty Corp.	15,041	957,209
Alexander & Baldwin Inc.	20,980	235,186
Alexander’s Inc.	604	148,113
Alexandria Real Estate Equities Inc.	35,671	5,707,360
American Assets Trust Inc.	13,074	314,953

34

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Campus Communities Inc.	39,209	$1,369,178
American Finance Trust Inc.	30,148	189,028
American Homes 4 Rent, Class A	75,149	2,140,244
American Tower Corp.	125,610	30,363,705
Americold Realty Trust	57,030	2,038,822
Apartment Investment & Management Co., Class A	42,560	1,435,123
Apple Hospitality REIT Inc.	57,601	553,546
Armada Hoffler Properties Inc.	15,759	145,928
AvalonBay Communities Inc.	40,166	5,998,390
Bluerock Residential Growth REIT Inc.	5,203	39,439
Boston Properties Inc.	44,269	3,554,801
Brandywine Realty Trust	52,152	539,252
Brixmor Property Group Inc.	84,464	987,384
Brookfield Property REIT Inc., Class A	12,541	153,502
BRT Apartments Corp.	5,743	67,653
Camden Property Trust	26,496	2,357,614
CareTrust REIT Inc.	26,885	478,419
CatchMark Timber Trust Inc., Class A	17,913	159,963
Chatham Lodging Trust	13,578	103,464
CIM Commercial Trust Corp.	6,661	65,677
City Office REIT Inc.	13,659	102,716
Clipper Realty Inc.	7,046	42,628
Colony Capital Inc.	136,684	373,147
Columbia Property Trust Inc.	33,891	369,751
Community Healthcare Trust Inc.	6,134	286,826
CoreCivic Inc.	32,186	257,488
CorEnergy Infrastructure Trust Inc.	4,096	23,921
CorePoint Lodging Inc.	12,105	65,972
CoreSite Realty Corp.	11,876	1,411,819
Corporate Office Properties Trust	31,465	746,350
Cousins Properties Inc.	41,932	1,198,836
Crown Castle International Corp.	118,585	19,744,402
CubeSmart	54,557	1,762,737
CyrusOne Inc.	32,813	2,297,894
DiamondRock Hospitality Co.	56,908	288,524
Digital Realty Trust Inc.	76,183	11,180,617
Diversified Healthcare Trust	69,445	244,446
Douglas Emmett Inc.	47,374	1,189,087
Duke Realty Corp.	106,001	3,911,437
Easterly Government Properties Inc.	21,372	478,947
EastGroup Properties Inc.	10,754	1,390,815
Empire State Realty Trust Inc., Class A	40,761	249,457
EPR Properties	21,785	599,087
Equinix Inc.	25,074	19,059,500
Equity Commonwealth	33,902	902,810
Equity LifeStyle Properties Inc.	49,451	3,031,346
Equity Residential	103,985	5,337,550
Essential Properties Realty Trust Inc.	24,535	449,481
Essex Property Trust Inc.	18,420	3,698,552
Extra Space Storage Inc.	36,138	3,866,405
Farmland Partners Inc.	9,086	60,513
Federal Realty Investment Trust	21,482	1,577,638
First Industrial Realty Trust Inc.	36,248	1,442,670
Four Corners Property Trust Inc.	18,719	479,019
Franklin Street Properties Corp.	29,531	108,083
Front Yard Residential Corp.	14,656	128,093
Gaming and Leisure Properties Inc.	57,760	2,133,077
GEO Group Inc. (The)	33,591	380,922
Getty Realty Corp.	9,242	240,384
Gladstone Commercial Corp.	10,321	173,909

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Land Corp.	6,297	$94,581
Global Medical REIT Inc.	12,275	165,713
Global Net Lease Inc.	26,716	424,784
Healthcare Realty Trust Inc.	38,522	1,160,283
Healthcare Trust of America Inc., Class A(b)	62,441	1,623,466
Healthpeak Properties Inc.	153,630	4,171,054
Hersha Hospitality Trust	10,117	56,048
Highwoods Properties Inc.	28,561	958,793
Host Hotels & Resorts Inc.	197,096	2,126,666
Hudson Pacific Properties Inc.	43,081	944,766
Independence Realty Trust Inc.	26,133	302,881
Industrial Logistics Properties Trust	17,341	379,248
Innovative Industrial Properties Inc.	6,035	749,004
Investors Real Estate Trust	3,222	209,978
Invitation Homes Inc.	160,143	4,482,403
Iron Mountain Inc.	81,801	2,191,449
iStar Inc.	16,819	198,632
JBG SMITH Properties	34,743	929,028
Jernigan Capital Inc.	6,434	110,279
Kilroy Realty Corp.	32,708	1,699,508
Kimco Realty Corp.	115,713	1,302,928
Kite Realty Group Trust	21,689	251,159
Lamar Advertising Co., Class A	24,534	1,623,415
Lexington Realty Trust	77,591	810,826
Life Storage Inc.	13,099	1,378,932
LTC Properties Inc.	10,403	362,649
Macerich Co. (The)(b)	41,629	282,661
Mack-Cali Realty Corp.	25,450	321,179
Medical Properties Trust Inc.	146,656	2,585,545
Mid-America Apartment Communities Inc.	32,157	3,728,604
Monmouth Real Estate Investment Corp.	28,949	400,944
National Health Investors Inc.	11,983	722,215
National Retail Properties Inc.	48,889	1,687,159
National Storage Affiliates Trust	16,451	538,112
New Senior Investment Group Inc.	22,887	91,548
NexPoint Residential Trust Inc.	6,544	290,226
Office Properties Income Trust	13,400	277,648
Omega Healthcare Investors Inc.	64,377	1,927,447
One Liberty Properties Inc.	3,174	51,927
Outfront Media Inc.	41,138	598,558
Paramount Group Inc.	60,077	425,345
Park Hotels & Resorts Inc.	69,500	694,305
Pebblebrook Hotel Trust(b)	36,305	454,902
Physicians Realty Trust	58,170	1,041,825
Piedmont Office Realty Trust Inc., Class A	35,737	484,951
PotlatchDeltic Corp.	18,383	773,924
Preferred Apartment Communities Inc., Class A	10,311	55,679
Prologis Inc.	210,035	21,133,722
PS Business Parks Inc., Class A	5,547	678,897
Public Storage	43,093	9,597,673
QTS Realty Trust Inc., Class A	17,092	1,077,138
Rayonier Inc.	36,399	962,390
Realty Income Corp.	98,030	5,955,322
Regency Centers Corp.	47,049	1,788,803
Retail Opportunity Investments Corp.	30,592	318,616
Retail Properties of America Inc., Class A	58,776	341,489
Retail Value Inc.	4,444	55,861
Rexford Industrial Realty Inc.	35,245	1,612,811
RLJ Lodging Trust	48,376	418,936
RPT Realty	19,604	106,646

35

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ryman Hospitality Properties Inc.	14,997	$551,890
Sabra Health Care REIT Inc.	56,558	779,652
Safehold Inc.	5,518	342,668
Saul Centers Inc.	3,393	90,186
SBA Communications Corp.	31,484	10,027,024
Seritage Growth Properties, Class A(a)	9,014	121,238
Service Properties Trust	45,391	360,858
Simon Property Group Inc.	86,682	5,606,592
SITE Centers Corp.	41,849	301,313
SL Green Realty Corp.	20,816	965,238
Spirit Realty Capital Inc.	28,360	957,150
STAG Industrial Inc.	42,979	1,310,430
STORE Capital Corp.	64,643	1,773,157
Summit Hotel Properties Inc.	30,890	160,010
Sun Communities Inc.	27,566	3,876,055
Sunstone Hotel Investors Inc.	65,946	523,611
Tanger Factory Outlet Centers Inc.(b)	24,689	148,875
Taubman Centers Inc.	16,272	541,695
Terreno Realty Corp.	19,556	1,070,887
UDR Inc.	82,876	2,702,586
UMH Properties Inc.	10,244	138,704
Uniti Group Inc.	54,502	574,179
Universal Health Realty Income Trust	3,437	195,875
Urban Edge Properties	31,836	309,446
Urstadt Biddle Properties Inc., Class A	9,744	89,645
Ventas Inc.	106,485	4,468,111
VEREIT Inc.	310,726	2,019,719
VICI Properties Inc.	152,562	3,565,374
Vornado Realty Trust	49,857	1,680,679
Washington REIT	25,037	503,995
Weingarten Realty Investors	34,069	577,810
Welltower Inc.	119,478	6,582,043
Weyerhaeuser Co.	211,331	6,027,160
Whitestone REIT	9,705	58,230
WP Carey Inc.	49,279	3,211,020
Xenia Hotels & Resorts Inc.	32,433	284,762

		304,342,268

Food & Staples Retailing — 1.4%
Albertsons Companies Inc., Class A(a)(b)	13,101	181,449
Andersons Inc. (The)	10,364	198,678
BJ’s Wholesale Club Holdings Inc.(a)	38,781	1,611,350
Casey’s General Stores Inc.	10,518	1,868,523
Chefs’ Warehouse Inc. (The)(a)	7,970	115,884
Costco Wholesale Corp.	125,664	44,610,720
Grocery Outlet Holding Corp.(a)	20,030	787,580
HF Foods Group Inc.(a)	10,093	66,715
Ingles Markets Inc., Class A	4,472	170,115
Kroger Co. (The)	220,638	7,481,834
Natural Grocers by Vitamin Cottage Inc.(b)	1,938	19,109
Performance Food Group Co.(a)	36,708	1,270,831
PriceSmart Inc.	6,295	418,303
Rite Aid Corp.(a)(b)	15,486	146,962
SpartanNash Co.	9,495	155,243
Sprouts Farmers Market Inc.(a)	32,433	678,823
Sysco Corp.	138,203	8,598,991
U.S. Foods Holding Corp.(a)	61,463	1,365,708
United Natural Foods Inc.(a)	14,065	209,146
Village Super Market Inc., Class A	1,338	32,928
Walmart Inc.	396,851	55,523,423
Walgreens Boots Alliance Inc.	205,997	7,399,412

Security	Shares	Value

Food & Staples Retailing (continued)
Weis Markets Inc.	2,888	$138,624

		133,050,351

Food Products — 1.1%
Alico Inc.	918	26,273
Archer-Daniels-Midland Co.	157,534	7,323,756
B&G Foods Inc.	17,802	494,362
Beyond Meat Inc.(a)(b)	14,689	2,439,255
Bunge Ltd.	38,746	1,770,692
Calavo Growers Inc.	4,356	288,672
Cal-Maine Foods Inc.(a)	8,801	337,694
Campbell Soup Co.	49,982	2,417,629
Conagra Brands Inc.	138,607	4,949,656
Darling Ingredients Inc.(a)	44,662	1,609,172
Farmer Bros. Co.(a)	1,747	7,722
Flowers Foods Inc.	55,200	1,343,016
Fresh Del Monte Produce Inc.	9,440	216,365
Freshpet Inc.(a)	10,428	1,164,286
General Mills Inc.	173,063	10,674,526
Hain Celestial Group Inc. (The)(a)(b)	24,689	846,833
Hershey Co. (The)	42,223	6,052,245
Hormel Foods Corp.	80,550	3,938,089
Hostess Brands Inc.(a)(b)	33,970	418,850
Ingredion Inc.	18,881	1,428,914
J&J Snack Foods Corp.	4,361	568,631
JM Smucker Co. (The)	31,106	3,593,365
John B Sanfilippo & Son Inc.	2,070	156,037
Kellogg Co.	71,121	4,593,705
Kraft Heinz Co. (The)	184,530	5,526,673
Lamb Weston Holdings Inc.	42,307	2,803,685
Lancaster Colony Corp.	5,330	953,004
Landec Corp.(a)	6,718	65,299
Limoneira Co.	4,999	71,486
McCormick & Co. Inc./MD, NVS	35,460	6,882,786
Mondelez International Inc., Class A	403,005	23,152,637
Pilgrim’s Pride Corp.(a)	15,742	235,579
Post Holdings Inc.(a)	17,918	1,540,948
Sanderson Farms Inc.	5,501	648,953
Seaboard Corp.	75	212,752
Seneca Foods Corp., Class A(a)	2,295	82,000
Simply Good Foods Co. (The)(a)	23,772	524,173
Tootsie Roll Industries Inc.	4,033	124,620
TreeHouse Foods Inc.(a)(b)	16,555	670,974
Tyson Foods Inc., Class A	82,689	4,918,342
Vital Farms Inc.(a)	2,911	117,983

		105,191,639

Gas Utilities — 0.1%
Atmos Energy Corp.	34,891	3,335,231
Brookfield Infrastructure Corp., Class A	9,201	509,643
Chesapeake Utilities Corp.	4,775	402,532
National Fuel Gas Co.	23,657	960,238
New Jersey Resources Corp.	27,799	751,129
Northwest Natural Holding Co.	9,142	414,955
ONE Gas Inc.	15,219	1,050,263
RGC Resources Inc.	2,587	60,665
South Jersey Industries Inc.	26,934	519,018
Southwest Gas Holdings Inc.	15,959	1,007,013
Spire Inc.	14,248	757,994
UGI Corp.	59,360	1,957,693

		11,726,374

36

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	492,244	$53,570,915
ABIOMED Inc.(a)	12,628	3,498,714
Accelerate Diagnostics Inc.(a)(b)	5,807	61,903
Accuray Inc.(a)	18,567	44,561
Acutus Medical Inc.(a)	2,787	83,053
Align Technology Inc.(a)	22,245	7,282,123
Alphatec Holdings Inc.(a)	15,380	102,123
AngioDynamics Inc.(a)	10,754	129,693
Antares Pharma Inc.(a)	39,391	106,356
Apyx Medical Corp.(a)	14,324	67,466
AtriCure Inc.(a)(b)	12,676	505,772
Atrion Corp.	382	239,132
Avanos Medical Inc.(a)	12,700	421,894
Axogen Inc.(a)	8,741	101,658
Axonics Modulation Technologies Inc.(a)(b)	8,617	439,812
Baxter International Inc.	145,270	11,682,613
Becton Dickinson and Co.	78,470	18,258,400
BioLife Solutions Inc.(a)	3,899	112,837
BioSig Technologies Inc.(a)(b)	7,645	37,690
Boston Scientific Corp.(a)	406,010	15,513,642
Cantel Medical Corp.	10,459	459,568
Cardiovascular Systems Inc.(a)	10,496	413,018
Cerus Corp.(a)	40,878	255,896
Co-Diagnostics Inc.(a)(b)	7,316	99,424
CONMED Corp.	7,361	579,090
Cooper Companies Inc. (The)	13,989	4,715,972
CryoLife Inc.(a)(b)	11,137	205,700
CryoPort Inc.(a)(b)	10,139	480,589
Cutera Inc.(a)	4,324	82,026
CytoSorbents Corp.(a)(b)	7,900	63,003
Danaher Corp.	178,285	38,390,109
Dentsply Sirona Inc.	63,409	2,772,876
DexCom Inc.(a)(b)	26,291	10,837,939
Edwards Lifesciences Corp.(a)	175,913	14,041,376
Envista Holdings Corp.(a)	45,443	1,121,533
GenMark Diagnostics Inc.(a)	18,790	266,818
Glaukos Corp.(a)(b)	11,299	559,526
Globus Medical Inc., Class A(a)	20,991	1,039,474
Haemonetics Corp.(a)	14,426	1,258,668
Heska Corp.(a)(b)	2,001	197,679
Hill-Rom Holdings Inc.	19,347	1,615,668
Hologic Inc.(a)	73,090	4,858,292
ICU Medical Inc.(a)(b)	5,398	986,538
IDEXX Laboratories Inc.(a)	23,960	9,418,916
Inari Medical Inc.(a)	2,185	150,809
Inogen Inc.(a)	4,915	142,535
Insulet Corp.(a)	18,725	4,430,148
Integer Holdings Corp.(a)(b)	9,584	565,552
Integra LifeSciences Holdings Corp.(a)	20,325	959,746
IntriCon Corp.(a)(b)	1,931	23,520
Intuitive Surgical Inc.(a)	32,946	23,376,505
Invacare Corp.	8,321	62,574
iRhythm Technologies Inc.(a)	7,744	1,843,924
Lantheus Holdings Inc.(a)	20,016	253,603
LeMaitre Vascular Inc.	5,010	162,975
LivaNova PLC(a)	14,091	637,054
Masimo Corp.(a)	13,890	3,278,873
Medtronic PLC	381,994	39,696,816
Meridian Bioscience Inc.(a)	10,641	180,684
Merit Medical Systems Inc.(a)	14,906	648,411

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Mesa Laboratories Inc.	1,124	$286,350
Misonix Inc.(a)	3,567	41,841
Natus Medical Inc.(a)	9,289	159,121
Neogen Corp.(a)	14,916	1,167,177
Nevro Corp.(a)	9,576	1,333,937
Novocure Ltd.(a)(b)	28,330	3,153,412
NuVasive Inc.(a)	15,148	735,738
OraSure Technologies Inc.(a)	17,195	209,263
Orthofix Medical Inc.(a)	4,856	151,216
OrthoPediatrics Corp.(a)(b)	3,007	138,081
Penumbra Inc.(a)(b)	9,045	1,758,167
Pulse Biosciences Inc.(a)	2,457	28,968
Quidel Corp.(a)	10,295	2,258,517
Quotient Ltd.(a)	17,111	87,951
ResMed Inc.	40,926	7,015,944
Rockwell Medical Inc.(a)(b)	14,175	15,167
SeaSpine Holdings Corp.(a)	6,130	87,659
Shockwave Medical Inc.(a)(b)	7,265	550,687
SI-BONE Inc.(a)(b)	7,976	189,191
Sientra Inc.(a)	10,949	37,227
Silk Road Medical Inc.(a)	7,595	510,460
STAAR Surgical Co.(a)	12,054	681,774
Steris PLC	23,795	4,192,441
Stryker Corp.	98,556	20,536,114
Surgalign Holdings Inc.(a)(b)	14,946	27,052
Surmodics Inc.(a)	4,039	157,157
Tactile Systems Technology Inc.(a)(b)	4,965	181,669
Tandem Diabetes Care Inc.(a)	16,704	1,895,904
Teleflex Inc.	13,299	4,527,246
TransMedics Group Inc.(a)	2,963	40,830
Utah Medical Products Inc.	873	69,727
Vapotherm Inc.(a)	4,509	130,761
Varex Imaging Corp.(a)	10,348	131,627
Varian Medical Systems Inc.(a)	25,890	4,453,080
ViewRay Inc.(a)(b)	21,935	76,772
West Pharmaceutical Services Inc.	20,833	5,726,992
Wright Medical Group NV(a)(b)	37,273	1,138,317
Zimmer Biomet Holdings Inc.	59,019	8,034,847
Zynex Inc.(a)(b)	5,974	104,246

		355,416,414

Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)(b)	22,300	632,428
Acadia Healthcare Co. Inc.(a)(b)	24,168	712,473
AdaptHealth Corp.(a)	7,094	154,720
Addus HomeCare Corp.(a)	3,676	347,419
Amedisys Inc.(a)	8,857	2,094,060
American Renal Associates Holdings Inc.(a)	2,358	16,270
AmerisourceBergen Corp.	41,512	4,023,343
AMN Healthcare Services Inc.(a)(b)	12,837	750,451
Anthem Inc.	72,045	19,350,566
Apollo Medical Holdings Inc.(a)	5,613	100,697
BioTelemetry Inc.(a)	9,530	434,377
Brookdale Senior Living Inc.(a)	52,093	132,316
Cardinal Health Inc.	82,741	3,884,690
Centene Corp.(a)	163,826	9,555,971
Chemed Corp.	4,416	2,121,226
Cigna Corp.	103,265	17,494,124
Community Health Systems Inc.(a)(b)	31,387	132,453
CorVel Corp.(a)	2,185	186,665
Covetrus Inc.(a)	27,506	671,146

37

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cross Country Healthcare Inc.(a)	12,635	$82,001
CVS Health Corp.	372,249	21,739,342
DaVita Inc.(a)	23,643	2,025,023
Encompass Health Corp.	28,561	1,855,894
Ensign Group Inc. (The)	14,434	823,604
Enzo Biochem Inc.(a)	10,707	22,592
Fulgent Genetics Inc.(a)(b)	3,047	122,002
Guardant Health Inc.(a)	21,147	2,363,812
Hanger Inc.(a)	10,159	160,715
HCA Healthcare Inc.	75,993	9,474,807
HealthEquity Inc.(a)	21,107	1,084,267
Henry Schein Inc.(a)	40,609	2,386,997
Humana Inc.	37,704	15,605,309
Joint Corp. (The)(a)(b)	4,689	81,542
Laboratory Corp. of America Holdings(a)	27,796	5,233,153
LHC Group Inc.(a)	8,618	1,831,842
Magellan Health Inc.(a)	6,618	501,512
McKesson Corp.	46,021	6,853,907
MEDNAX Inc.(a)	21,810	355,067
Molina Healthcare Inc.(a)	17,066	3,123,761
National HealthCare Corp.	3,699	230,485
National Research Corp.	3,959	194,822
Oak Street Health Inc.(a)	4,923	263,085
Ontrak Inc.(a)	3,847	230,820
Option Care Health Inc.(a)	11,506	153,835
Owens & Minor Inc.	16,539	415,294
Patterson Companies Inc.	22,709	547,400
Pennant Group Inc. (The)(a)	7,265	280,138
PetIQ Inc.(a)(b)	5,488	180,665
Premier Inc., Class A	17,594	577,611
Progyny Inc.(a)(b)	7,441	218,989
Providence Service Corp. (The)(a)	3,245	301,493
Quest Diagnostics Inc.	37,902	4,339,400
R1 RCM Inc.(a)	27,561	472,671
RadNet Inc.(a)	10,169	156,094
Select Medical Holdings Corp.(a)	32,060	667,489
Surgery Partners Inc.(a)(b)	4,971	108,865
Tenet Healthcare Corp.(a)	28,982	710,349
Tivity Health Inc.(a)	12,340	173,007
Triple-S Management Corp., Class B(a)	6,731	120,283
U.S. Physical Therapy Inc.	3,726	323,715
UnitedHealth Group Inc.	268,841	83,816,559
Universal Health Services Inc., Class B	20,955	2,242,604
Viemed Healthcare Inc.(a)(b)	9,736	84,119

		235,332,336

Health Care Technology — 0.3%
Accolade Inc.(a)(b)	3,307	128,543
Allscripts Healthcare Solutions Inc.(a)	49,739	404,876
Cerner Corp.	86,682	6,266,242
Change Healthcare Inc.(a)	64,718	939,058
Computer Programs & Systems Inc.	2,879	79,489
Evolent Health Inc., Class A(a)	18,144	225,167
Health Catalyst Inc.(a)	9,165	335,439
HealthStream Inc.(a)	7,260	145,708
HMS Holdings Corp.(a)	24,976	598,175
Inovalon Holdings Inc., Class A(a)(b)	21,913	579,599
Inspire Medical Systems Inc.(a)	7,388	953,421
Livongo Health Inc.(a)(b)	15,456	2,164,613
NextGen Healthcare Inc.(a)	13,980	178,105
Omnicell Inc.(a)	12,212	911,748

Security	Shares	Value

Health Care Technology (continued)
OptimizeRx Corp.(a)(b)	5,445	$113,528
Phreesia Inc.(a)	7,794	250,421
Schrodinger Inc.(a)	8,272	393,003
Simulations Plus Inc.(b)	3,037	228,868
Tabula Rasa HealthCare Inc.(a)(b)	5,003	203,972
Teladoc Health Inc.(a)(b)	20,465	4,486,747
Veeva Systems Inc., Class A(a)	38,090	10,710,527
Vocera Communications Inc.(a)	8,231	239,358

		30,536,607

Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment Inc.(a)	11,976	128,263
Aramark	65,026	1,719,938
Biglari Holdings Inc., Class B, NVS(a)	280	24,923
BJ’s Restaurants Inc.	6,357	187,150
Bloomin’ Brands Inc.	24,352	371,855
Bluegreen Vacations Corp.	4,450	21,805
Bluegreen Vacations Holding Corp.	4,133	55,341
Boyd Gaming Corp.	22,266	683,344
Brinker International Inc.	12,429	530,967
Caesars Entertainment Inc.(a)	38,502	2,158,422
Carnival Corp.(b)	134,073	2,035,228
Carrols Restaurant Group Inc.(a)(b)	11,693	75,420
Century Casinos Inc.(a)	5,753	31,526
Cheesecake Factory Inc. (The)	12,257	340,009
Chipotle Mexican Grill Inc.(a)	7,951	9,888,738
Choice Hotels International Inc.(b)	10,053	864,156
Churchill Downs Inc.	10,770	1,764,341
Chuy’s Holdings Inc.(a)	4,174	81,727
Cracker Barrel Old Country Store Inc.	6,836	783,816
Darden Restaurants Inc.	37,273	3,754,882
Dave & Buster’s Entertainment Inc.	10,486	158,968
Del Taco Restaurants Inc.(a)	11,265	92,373
Denny’s Corp.(a)	18,450	184,500
Dine Brands Global Inc.	4,794	261,704
Domino’s Pizza Inc.	11,131	4,733,792
Dunkin’ Brands Group Inc.	23,204	1,900,640
El Pollo Loco Holdings Inc.(a)	7,759	125,696
Everi Holdings Inc.(a)	17,479	144,202
Extended Stay America Inc.	52,975	633,051
Fiesta Restaurant Group Inc.(a)	7,580	71,025
Golden Entertainment Inc.(a)	5,519	76,328
Hilton Grand Vacations Inc.(a)(b)	24,538	514,807
Hilton Worldwide Holdings Inc.	77,570	6,618,272
Hyatt Hotels Corp., Class A	10,654	568,604
International Game Technology PLC	26,469	294,600
Jack in the Box Inc.	6,954	551,522
Las Vegas Sands Corp.	94,409	4,405,124
Lindblad Expeditions Holdings Inc.(a)	8,571	72,939
Marriott International Inc./MD, Class A	76,603	7,091,906
Marriott Vacations Worldwide Corp.	11,431	1,038,049
McDonald’s Corp.	212,007	46,533,416
MGM Resorts International	133,726	2,908,540
Monarch Casino & Resort Inc.(a)	3,833	170,952
Nathan’s Famous Inc.	819	41,974
Noodles & Co.(a)	3,290	22,602
Norwegian Cruise Line Holdings Ltd.(a)(b)	78,528	1,343,614
Papa John’s International Inc.	9,199	756,894
Penn National Gaming Inc.(a)	43,290	3,147,183
Planet Fitness Inc., Class A(a)(b)	23,656	1,457,683
PlayAGS Inc.(a)	6,320	22,373

38

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
RCI Hospitality Holdings Inc.	3,087	$62,975
Red Robin Gourmet Burgers Inc.(a)(b)	3,821	50,284
Red Rock Resorts Inc., Class A	18,675	319,342
Royal Caribbean Cruises Ltd.	49,380	3,196,367
Ruth’s Hospitality Group Inc.	8,916	98,611
Scientific Games Corp./DE, Class A(a)	17,277	603,140
SeaWorld Entertainment Inc.(a)	14,801	291,876
Shake Shack Inc., Class A(a)(b)	9,953	641,769
Six Flags Entertainment Corp.	22,565	458,069
Starbucks Corp.	332,838	28,597,441
Target Hospitality Corp.(a)(b)	9,257	11,294
Texas Roadhouse Inc.	18,042	1,096,773
Twin River Worldwide Holdings Inc.	5,913	155,335
Vail Resorts Inc.	11,225	2,401,813
Wendy’s Co. (The)	50,509	1,126,098
Wingstop Inc.	8,749	1,195,551
Wyndham Destinations Inc.	25,474	783,580
Wyndham Hotels & Resorts Inc.	25,825	1,304,162
Wynn Resorts Ltd.	27,685	1,988,060
Yum China Holdings Inc.	113,564	6,013,214
Yum! Brands Inc.	85,893	7,842,031

		169,682,969

Household Durables — 0.5%
Beazer Homes USA Inc.(a)	10,370	136,884
Cavco Industries Inc.(a)	2,526	455,463
Century Communities Inc.(a)	7,265	307,528
DR Horton Inc.	94,213	7,125,329
Ethan Allen Interiors Inc.	6,368	86,223
Garmin Ltd.	43,070	4,085,620
GoPro Inc., Class A(a)	33,401	151,307
Green Brick Partners Inc.(a)	3,753	60,423
Hamilton Beach Brands Holding Co., Class A	2,612	50,803
Helen of Troy Ltd.(a)	7,265	1,405,923
Hooker Furniture Corp.	2,635	68,062
Installed Building Products Inc.(a)	6,359	647,028
iRobot Corp.(a)	7,656	581,090
KB Home	24,506	940,785
La-Z-Boy Inc.	13,454	425,550
Leggett & Platt Inc.	38,221	1,573,559
Lennar Corp., Class A	77,086	6,296,385
Lennar Corp., Class B	3,895	255,746
LGI Homes Inc.(a)	6,297	731,523
Lifetime Brands Inc.	2,267	21,423
Lovesac Co. (The)(a)(b)	2,920	80,913
M/I Homes Inc.(a)	7,679	353,618
MDC Holdings Inc.	14,511	683,468
Meritage Homes Corp.(a)	10,855	1,198,284
Mohawk Industries Inc.(a)	16,939	1,653,077
Newell Brands Inc.	107,589	1,846,227
NVR Inc.(a)	958	3,911,629
PulteGroup Inc.	76,167	3,525,770
Purple Innovation Inc.(a)(b)	5,121	127,308
Skyline Champion Corp.(a)	14,143	378,608
Sonos Inc.(a)	19,694	298,955
Taylor Morrison Home Corp.(a)	38,010	934,666
Tempur Sealy International Inc.(a)	12,821	1,143,505
Toll Brothers Inc.	32,979	1,604,758
TopBuild Corp.(a)	9,203	1,570,860
TRI Pointe Group Inc.(a)(b)	36,758	666,790
Tupperware Brands Corp.	14,152	285,304

Security	Shares	Value

Household Durables (continued)
Turtle Beach Corp.(a)	5,013	$91,237
Universal Electronics Inc.(a)	3,826	144,393
Whirlpool Corp.	17,236	3,169,528

		49,075,552

Household Products — 1.5%
Central Garden & Pet Co.(a)	2,730	109,009
Central Garden & Pet Co., Class A, NVS(a)	12,224	441,775
Church & Dwight Co. Inc.	70,081	6,567,291
Clorox Co. (The)	35,853	7,535,225
Colgate-Palmolive Co.	240,495	18,554,189
Energizer Holdings Inc.	17,913	701,115
Kimberly-Clark Corp.	96,888	14,306,482
Oil-Dri Corp. of America	1,228	43,926
Procter & Gamble Co. (The)	694,017	96,461,423
Reynolds Consumer Products Inc.	13,595	416,279
Spectrum Brands Holdings Inc.	12,108	692,093
WD-40 Co.(b)	3,779	715,402

		146,544,209

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	189,596	3,433,583
Atlantic Power Corp.(a)(b)	29,683	58,179
Brookfield Renewable Corp., Class A(b)	18,261	1,070,095
Clearway Energy Inc., Class A	8,747	216,051
Clearway Energy Inc., Class C	24,341	656,233
Ormat Technologies Inc.(b)	11,615	686,563
Sunnova Energy International Inc.(a)	15,052	457,731
Vistra Corp.	138,950	2,620,597

		9,199,032

Industrial Conglomerates — 0.9%
3M Co.	160,031	25,633,765
Carlisle Companies Inc.	15,727	1,924,513
General Electric Co.	2,480,029	15,450,581
Honeywell International Inc.	199,948	32,913,440
Raven Industries Inc.	9,459	203,558
Roper Technologies Inc.	29,765	11,760,449

		87,886,306

Insurance — 2.0%
Aflac Inc.	202,457	7,359,312
Alleghany Corp.	3,970	2,066,187
Allstate Corp. (The)	89,417	8,417,716
Ambac Financial Group Inc.(a)	13,698	174,923
American Equity Investment Life Holding Co.	27,480	604,285
American Financial Group Inc./OH	21,223	1,421,517
American International Group Inc.	245,804	6,766,984
American National Group Inc.	1,876	126,686
AMERISAFE Inc.	5,146	295,175
Aon PLC, Class A	65,385	13,488,926
Arch Capital Group Ltd.(a)	110,724	3,238,677
Argo Group International Holdings Ltd.	8,696	299,403
Arthur J Gallagher & Co.	53,967	5,697,836
Assurant Inc.	16,947	2,055,841
Assured Guaranty Ltd.	23,880	512,942
Athene Holding Ltd., Class A(a)	32,901	1,121,266
Axis Capital Holdings Ltd.	23,408	1,030,888
Brighthouse Financial Inc.(a)	27,997	753,399
Brown & Brown Inc.	67,651	3,062,561
BRP Group Inc., Class A(a)	9,569	238,364
Chubb Ltd.	128,265	14,894,132
Cincinnati Financial Corp.	42,151	3,286,513

39

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Citizens Inc./TX(a)(b)	10,004	$55,422
CNA Financial Corp.	8,487	254,525
CNO Financial Group Inc.	39,414	632,201
Crawford & Co., Class A, NVS	8,552	55,930
Donegal Group Inc., Class A	1,963	27,619
eHealth Inc.(a)(b)	6,573	519,267
Employers Holdings Inc.	9,611	290,733
Enstar Group Ltd.(a)	3,393	547,970
Erie Indemnity Co., Class A, NVS	6,920	1,455,138
Everest Re Group Ltd.	11,074	2,187,558
FBL Financial Group Inc., Class A	2,541	122,476
FedNat Holding Co.	2,938	18,568
Fidelity National Financial Inc.	79,706	2,495,595
First American Financial Corp.	30,701	1,562,988
Genworth Financial Inc., Class A(a)	142,653	477,888
Globe Life Inc.	29,517	2,358,408
GoHealth Inc., Class A(a)	11,837	154,177
Goosehead Insurance Inc., Class A	3,027	262,108
Greenlight Capital Re Ltd., Class A(a)	7,336	49,371
Hanover Insurance Group Inc. (The)	10,780	1,004,480
Hartford Financial Services Group Inc. (The)	102,129	3,764,475
HCI Group Inc.	2,115	104,248
Heritage Insurance Holdings Inc.	6,170	62,440
Horace Mann Educators Corp.	10,907	364,294
Independence Holding Co.	2,038	76,853
Investors Title Co.	389	50,593
James River Group Holdings Ltd.	7,952	354,103
Kemper Corp.	17,245	1,152,483
Kinsale Capital Group Inc.	6,077	1,155,724
Lemonade Inc.(a)(b)	3,620	179,986
Lincoln National Corp.	54,256	1,699,840
Loews Corp.	68,249	2,371,653
Markel Corp.(a)	3,821	3,720,508
Marsh & McLennan Companies Inc.	144,384	16,560,845
Mercury General Corp.	7,421	307,007
MetLife Inc.	219,346	8,153,091
National General Holdings Corp.	20,817	702,574
National Western Life Group Inc., Class A	612	111,855
NI Holdings Inc.(a)	3,886	65,635
Old Republic International Corp.	79,088	1,165,757
Palomar Holdings Inc.(a)	5,956	620,853
Primerica Inc.	11,207	1,267,960
Principal Financial Group Inc.	76,694	3,088,467
ProAssurance Corp.	17,330	271,041
Progressive Corp. (The)	166,394	15,752,520
ProSight Global Inc.(a)	4,808	54,523
Protective Insurance Corp., Class B, NVS	2,313	30,370
Prudential Financial Inc.	112,777	7,163,595
Reinsurance Group of America Inc.	19,585	1,864,296
RenaissanceRe Holdings Ltd.	14,352	2,436,108
RLI Corp.	11,176	935,766
Safety Insurance Group Inc.	4,017	277,535
Selective Insurance Group Inc.	16,275	838,000
Selectquote Inc.(a)	9,033	182,918
State Auto Financial Corp.	3,950	54,352
Stewart Information Services Corp.	6,984	305,410
Third Point Reinsurance Ltd.(a)	20,588	143,087
Tiptree Inc.	11,628	57,559
Travelers Companies Inc. (The)	72,121	7,802,771
Trupanion Inc.(a)(b)	9,000	710,100

Security	Shares	Value

Insurance (continued)
United Fire Group Inc.	6,263	$127,264
United Insurance Holdings Corp.	3,985	24,149
Universal Insurance Holdings Inc.	9,194	127,245
Unum Group	58,308	981,324
Watford Holdings Ltd.(a)	5,690	130,529
White Mountains Insurance Group Ltd.	836	651,244
Willis Towers Watson PLC	36,581	7,638,844
WR Berkley Corp.	39,661	2,425,270

		189,533,019

Interactive Media & Services — 4.9%
Alphabet Inc., Class A(a)	85,496	125,302,938
Alphabet Inc., Class C, NVS(a)	84,390	124,019,544
Cargurus Inc.(a)	24,474	529,373
Cars.com Inc.(a)	19,760	159,661
DHI Group Inc.(a)	21,277	48,086
Eventbrite Inc., Class A(a)(b)	19,610	212,768
EverQuote Inc., Class A(a)(b)	3,978	153,710
Facebook Inc., Class A(a)	683,866	179,104,505
IAC/InterActiveCorp.(a)	21,468	2,571,437
Liberty TripAdvisor Holdings Inc., Class A(a)	18,970	32,818
Match Group Inc(a)(b)	62,484	6,913,855
Pinterest Inc., Class A(a)	114,488	4,752,397
QuinStreet Inc.(a)	13,073	207,076
TripAdvisor Inc.	29,106	570,186
TrueCar Inc.(a)(b)	25,446	127,230
Twitter Inc.(a)	218,332	9,715,774
Yelp Inc.(a)	19,760	396,978
Zillow Group Inc., Class A(a)	16,709	1,696,632
Zillow Group Inc., Class C, NVS(a)(b)	40,054	4,069,086

		460,584,054

Internet & Direct Marketing Retail — 4.5%
1-800-Flowers.com Inc., Class A(a)(b)	6,630	165,352
Amazon.com Inc.(a)	120,754	380,221,742
Booking Holdings Inc.(a)	11,664	19,953,371
CarParts.com Inc.(a)(b)	6,690	72,319
Duluth Holdings Inc., Class B(a)(b)	2,022	24,709
eBay Inc.	190,317	9,915,516
Etsy Inc.(a)	34,006	4,136,150
Expedia Group Inc.	38,165	3,499,349
Groupon Inc.(a)	6,369	129,928
Grubhub Inc.(a)	26,446	1,912,839
Lands’ End Inc.(a)	3,890	50,687
Liquidity Services Inc.(a)	6,068	45,267
Magnite Inc.(a)	26,657	185,133
Overstock.com Inc.(a)	12,182	885,022
PetMed Express Inc.	5,130	162,211
Quotient Technology Inc.(a)	21,401	157,939
Qurate Retail Inc., Series A	111,809	802,789
RealReal Inc. (The)(a)(b)	14,873	215,212
Shutterstock Inc.	5,039	262,230
Stamps.com Inc.(a)	4,817	1,160,656
Stitch Fix Inc., Class A(a)	15,949	432,696
Waitr Holdings Inc.(a)	14,816	47,707
Wayfair Inc., Class A(a)(b)	18,776	5,464,004

		429,902,828

IT Services — 5.5%
Accenture PLC, Class A	181,513	41,020,123
Akamai Technologies Inc.(a)	45,655	5,046,704
Alliance Data Systems Corp.	13,612	571,432

40

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Amdocs Ltd.	37,185	$2,134,791
Automatic Data Processing Inc.	122,621	17,104,403
BigCommerce Holdings Inc., Series 1(a)(b)	2,518	209,749
Black Knight Inc.(a)	43,167	3,757,687
Booz Allen Hamilton Holding Corp.	38,437	3,189,502
Brightcove Inc.(a)	7,312	74,875
Broadridge Financial Solutions Inc.	32,343	4,269,276
CACI International Inc., Class A(a)	7,249	1,545,197
Cardtronics PLC, Class A(a)	11,780	233,244
Cass Information Systems Inc.	3,599	144,824
Cognizant Technology Solutions Corp., Class A	154,089	10,696,858
Conduent Inc.(a)	54,619	173,688
CSG Systems International Inc.	8,787	359,828
DXC Technology Co.(b)	73,130	1,305,371
Endurance International Group Holdings Inc.(a)	26,361	151,312
EPAM Systems Inc.(a)(b)	15,176	4,906,097
Euronet Worldwide Inc.(a)(b)	14,068	1,281,595
EVERTEC Inc.	16,942	588,057
Evo Payments Inc., Class A(a)	10,390	258,192
ExlService Holdings Inc.(a)	9,839	649,079
Fastly Inc., Class A(a)	22,504	2,108,175
Fidelity National Information Services Inc.	175,807	25,880,548
Fiserv Inc.(a)	159,241	16,409,785
FleetCor Technologies Inc.(a)	23,516	5,599,160
Gartner Inc.(a)	24,684	3,084,266
Genpact Ltd.	53,457	2,082,150
Global Payments Inc.(b)	84,909	15,078,140
GoDaddy Inc., Class A(a)	47,144	3,581,530
GreenSky Inc., Class A(a)(b)	17,604	78,162
GTT Communications Inc.(a)(b)	11,873	61,265
Hackett Group Inc. (The)	6,463	72,256
I3 Verticals Inc., Class A(a)	3,818	96,405
Information Services Group Inc.(a)	8,380	17,682
International Business Machines Corp.	253,010	30,783,727
International Money Express Inc.(a)	5,826	83,690
Jack Henry & Associates Inc.	22,028	3,581,533
KBR Inc.	41,559	929,259
Leidos Holdings Inc.	38,572	3,438,694
Limelight Networks Inc.(a)	31,072	178,975
LiveRamp Holdings Inc.(a)	19,058	986,633
ManTech International Corp./VA, Class A	7,474	514,809
Mastercard Inc., Class A	251,235	84,960,140
MAXIMUS Inc.	17,306	1,183,903
MongoDB Inc.(a)(b)	14,350	3,322,168
NIC Inc.	17,514	345,026
Okta Inc.(a)	32,760	7,005,726
Paychex Inc.	91,240	7,278,215
PayPal Holdings Inc.(a)	334,442	65,895,107
Paysign Inc.(a)	8,349	47,422
Perficient Inc.(a)	8,353	357,007
Perspecta Inc.	39,914	776,327
Rackspace Technology Inc.(a)	9,591	185,010
Replay Holding Corp.(a)	16,883	396,751
Sabre Corp.	77,391	503,815
Science Applications International Corp.	16,766	1,314,790
Square Inc., Class A(a)	104,978	17,064,174
StoneCo Ltd., Class A(a)(b)	50,923	2,693,317
Switch Inc., Class A	25,145	392,513
Sykes Enterprises Inc.(a)	9,820	335,942
TTEC Holdings Inc.	4,906	267,622

Security	Shares	Value

IT Services (continued)
Tucows Inc., Class A(a)	2,423	$166,945
Twilio Inc., Class A(a)	39,109	9,663,443
Unisys Corp.(a)(b)	14,669	156,518
VeriSign Inc.(a)	29,140	5,969,329
Verra Mobility Corp.(a)	39,209	378,759
Virtusa Corp.(a)	8,195	402,866
Visa Inc., Class A	480,842	96,153,975
Western Union Co. (The)	116,782	2,502,638
WEX Inc.(a)	12,141	1,687,235

		525,725,411

Leisure Products — 0.1%
Acushnet Holdings Corp.	9,930	333,747
American Outdoor Brands Inc.(a)	3,962	51,625
Brunswick Corp./DE	22,479	1,324,238
Callaway Golf Co.	24,850	475,629
Clarus Corp.	53	748
Escalade Inc.	2,566	46,932
Hasbro Inc.	36,345	3,006,459
Johnson Outdoors Inc., Class A	1,544	126,438
Malibu Boats Inc., Class A(a)	6,778	335,918
Marine Products Corp.	1,471	23,007
MasterCraft Boat Holdings Inc.(a)	5,526	96,650
Mattel Inc.(a)	95,716	1,119,877
Nautilus Inc.(a)(b)	8,406	144,247
Peloton Interactive Inc., Class A(a)	27,837	2,762,544
Polaris Inc.	16,362	1,543,591
Smith & Wesson Brands Inc.	15,818	245,495
Sturm Ruger & Co. Inc.	4,369	267,208
Vista Outdoor Inc.(a)	16,663	336,259
YETI Holdings Inc.(a)	22,699	1,028,719

		13,269,331

Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)	16,385	2,042,882
Adaptive Biotechnologies Corp.(a)	21,757	1,058,043
Agilent Technologies Inc.	88,173	8,900,183
Avantor Inc.(a)	127,540	2,868,375
Berkeley Lights Inc.(a)	2,663	203,347
Bio-Rad Laboratories Inc., Class A(a)	5,993	3,089,152
Bio-Techne Corp.	10,718	2,655,170
Bruker Corp.	29,575	1,175,606
Charles River Laboratories International Inc.(a)	14,041	3,179,584
ChromaDex Corp.(a)	19,737	79,145
Codexis Inc.(a)(b)	14,066	165,135
Fluidigm Corp.(a)	19,499	144,878
Illumina Inc.(a)	41,879	12,943,961
IQVIA Holdings Inc.(a)	54,186	8,541,339
Luminex Corp.	13,402	351,803
Medpace Holdings Inc.(a)	7,783	869,750
Mettler-Toledo International Inc.(a)	6,718	6,487,908
NanoString Technologies Inc.(a)(b)	11,004	491,879
NeoGenomics Inc.(a)	29,687	1,095,153
Pacific Biosciences of California Inc.(a)	48,290	476,622
PerkinElmer Inc.	32,050	4,022,596
Personalis Inc.(a)	5,409	117,213
PPD Inc.(a)	45,601	1,686,781
PRA Health Sciences Inc.(a)	17,755	1,801,067
QIAGEN NV(a)(b)	64,280	3,359,273
Quanterix Corp.(a)	5,468	184,490
Repligen Corp.(a)	14,729	2,173,117

41

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)	19,044	$1,012,379
Thermo Fisher Scientific Inc.	112,476	49,660,404
Waters Corp.(a)	17,433	3,411,289

		124,248,524

Machinery — 1.8%
AGCO Corp.	18,066	1,341,762
Alamo Group Inc.	2,538	274,180
Albany International Corp., Class A	8,413	416,528
Allison Transmission Holdings Inc.	32,178	1,130,735
Altra Industrial Motion Corp.	18,982	701,764
Astec Industries Inc.	6,316	342,643
Barnes Group Inc.	13,073	467,229
Blue Bird Corp.(a)	4,632	56,325
Caterpillar Inc.	153,999	22,968,951
Chart Industries Inc.(a)	10,165	714,295
CIRCOR International Inc.(a)	4,614	126,193
Colfax Corp.(a)(b)	27,522	863,090
Columbus McKinnon Corp./NY	6,952	230,111
Crane Co.	14,718	737,813
Cummins Inc.	42,113	8,892,581
Deere & Co.	80,462	17,832,793
Donaldson Co. Inc.	36,497	1,694,191
Douglas Dynamics Inc.	5,760	196,992
Dover Corp.	40,693	4,408,680
Eastern Co. (The)	2,425	47,336
Energy Recovery Inc.(a)	9,287	76,153
Enerpac Tool Group Corp.	16,676	313,676
EnPro Industries Inc.	5,429	306,250
ESCO Technologies Inc.	6,960	560,698
Evoqua Water Technologies Corp.(a)(b)	25,862	548,792
Federal Signal Corp.	18,137	530,507
Flowserve Corp.	37,425	1,021,328
Fortive Corp.	84,767	6,460,093
Franklin Electric Co. Inc.	13,854	815,031
Gates Industrial Corp. PLC(a)(b)	12,424	138,155
Gencor Industries Inc.(a)	2,092	23,075
Gorman-Rupp Co. (The)	4,988	146,946
Graco Inc.	46,613	2,859,708
Graham Corp.	2,702	34,505
Greenbrier Companies Inc. (The)	8,806	258,896
Helios Technologies Inc.(b)	8,578	312,239
Hillenbrand Inc.	21,558	611,385
Hurco Companies Inc.	1,677	47,627
Hyster-Yale Materials Handling Inc.	2,611	96,999
IDEX Corp.	21,723	3,962,492
Illinois Tool Works Inc.	89,795	17,349,292
Ingersoll Rand Inc.(a)	98,966	3,523,190
ITT Inc.	24,588	1,451,921
John Bean Technologies Corp.	9,060	832,523
Kadant Inc.	2,973	325,900
Kennametal Inc.	23,308	674,533
LB Foster Co., Class A(a)	3,682	49,412
Lincoln Electric Holdings Inc.	16,639	1,531,454
Lindsay Corp.	3,249	314,113
Luxfer Holdings PLC	7,656	96,083
Lydall Inc.(a)	4,432	73,305
Manitowoc Co. Inc. (The)(a)	9,706	81,627
Meritor Inc.(a)	22,043	461,580
Middleby Corp. (The)(a)	15,918	1,428,004
Miller Industries Inc./TN	2,804	85,718

Security	Shares	Value

Machinery (continued)
Mueller Industries Inc.	16,280	$440,537
Mueller Water Products Inc., Class A	47,939	498,086
Navistar International Corp.(a)	14,455	629,371
NN Inc.	15,013	77,467
Nordson Corp.	16,274	3,121,679
Omega Flex Inc.	735	115,189
Oshkosh Corp.	19,849	1,458,901
Otis Worldwide Corp.	116,841	7,293,215
PACCAR Inc.	96,119	8,197,028
Parker-Hannifin Corp.	36,691	7,424,057
Park-Ohio Holdings Corp.	2,256	36,254
Pentair PLC	46,441	2,125,605
Proto Labs Inc.(a)(b)	7,518	973,581
RBC Bearings Inc.(a)	7,105	861,197
REV Group Inc.	9,876	77,922
Rexnord Corp.	34,594	1,032,285
Shyft Group Inc. (The)	9,387	177,227
Snap-on Inc.	15,224	2,239,907
SPX Corp.(a)	12,907	598,627
SPX FLOW Inc.(a)	12,172	521,205
Standex International Corp.	3,244	192,045
Stanley Black & Decker Inc.	43,667	7,082,787
Tennant Co.	4,866	293,712
Terex Corp.	18,927	366,427
Timken Co. (The)	18,944	1,027,144
Toro Co. (The)	30,695	2,576,845
TriMas Corp.(a)	14,106	321,617
Trinity Industries Inc.	25,830	503,685
Wabash National Corp.	17,730	212,051
Watts Water Technologies Inc., Class A	8,302	831,445
Welbilt Inc.(a)	39,239	241,712
Westinghouse Air Brake Technologies Corp.	51,091	3,161,511
Woodward Inc.	15,386	1,233,342
Xylem Inc./NY	50,682	4,263,370

		171,054,435

Marine — 0.0%
Costamare Inc.	18,973	115,166
Eagle Bulk Shipping Inc.(a)	2,286	37,422
Genco Shipping & Trading Ltd.	4,182	28,856
Kirby Corp.(a)	16,479	596,045
Matson Inc.	12,635	506,537
Safe Bulkers Inc.(a)(b)	25,522	26,288
Scorpio Bulkers Inc.	1,888	26,734

		1,337,048

Media — 1.4%
Altice USA Inc., Class A(a)	87,208	2,267,408
AMC Networks Inc., Class A(a)(b)	12,120	299,485
Boston Omaha Corp., Class A(a)	3,687	58,992
Cable One Inc.	1,518	2,862,083
Cardlytics Inc.(a)(b)	7,290	514,455
Central European Media Enterprises Ltd., Class A(a)	19,776	82,861
Charter Communications Inc., Class A(a)(b)	42,589	26,590,016
Comcast Corp., Class A	1,290,500	59,698,530
comScore Inc.(a)	14,820	30,233
Daily Journal Corp.(a)	220	53,240
Discovery Inc., Class A(a)(b)	43,658	950,435
Discovery Inc., Class C, NVS(a)(b)	91,989	1,802,984
DISH Network Corp., Class A(a)	70,016	2,032,565
Emerald Holding Inc.	9,878	20,151

42

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Entercom Communications Corp., Class A	34,924	$56,228
Entravision Communications Corp., Class A	21,168	32,175
EW Scripps Co. (The), Class A, NVS	14,415	164,908
Fluent Inc.(a)	4,097	10,161
Fox Corp., Class A, NVS	98,016	2,727,785
Fox Corp., Class B(a)	45,458	1,271,460
Gannett Co. Inc.	34,957	45,444
Gray Television Inc.(a)	27,839	383,343
Hemisphere Media Group Inc.(a)	7,763	67,461
Iheartmedia Inc., Class A(a)	19,157	155,555
Interpublic Group of Companies Inc. (The)	109,873	1,831,583
John Wiley & Sons Inc., Class A	12,970	411,279
Liberty Broadband Corp., Class A(a)(b)	7,330	1,039,467
Liberty Broadband Corp., Class C, NVS(a)	29,827	4,261,384
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	24,696	819,166
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	50,744	1,678,612
Loral Space & Communications Inc.	3,334	61,012
Meredith Corp.	11,606	152,271
MSG Networks Inc., Class A(a)(b)	10,158	97,212
National CineMedia Inc.	18,662	50,667
New York Times Co. (The), Class A	45,938	1,965,687
News Corp., Class A, NVS	113,602	1,592,700
News Corp., Class B	33,155	463,507
Nexstar Media Group Inc., Class A	12,969	1,166,302
Omnicom Group Inc.	61,480	3,043,260
Saga Communications Inc., Class A	1,210	24,055
Scholastic Corp., NVS	7,325	153,752
Sinclair Broadcast Group Inc., Class A	12,528	240,913
Sirius XM Holdings Inc.(b)	335,874	1,800,285
TechTarget Inc.(a)	7,939	348,998
TEGNA Inc.	64,259	755,043
Tribune Publishing Co.	5,711	66,590
ViacomCBS Inc., Class A	1,522	46,101
ViacomCBS Inc., Class B, NVS	154,394	4,324,576
WideOpenWest Inc.(a)	5,834	30,279

		128,602,659

Metals & Mining — 0.4%
Alcoa Corp.(a)(b)	52,681	612,680
Allegheny Technologies Inc.(a)	34,583	301,564
Arconic Corp.(a)	27,593	525,647
Carpenter Technology Corp.	14,101	256,074
Century Aluminum Co.(a)	13,463	95,857
Cleveland-Cliffs Inc.	108,982	699,664
Coeur Mining Inc.(a)(b)	64,125	473,242
Commercial Metals Co.	33,401	667,352
Compass Minerals International Inc.	9,488	563,113
Ferroglobe PLC(a)(c)	15,827	0	(e)
Freeport-McMoRan Inc.	413,928	6,473,834
Gold Resource Corp.(b)	13,491	46,004
Haynes International Inc.	3,129	53,475
Hecla Mining Co.(b)	152,401	774,197
Kaiser Aluminum Corp.	4,590	245,978
Materion Corp.	5,247	273,001
Newmont Corp.	229,004	14,530,304
NovaGold Resources Inc.(a)	65,274	776,108
Nucor Corp.	86,766	3,892,323
Olympic Steel Inc.	2,275	25,844
Reliance Steel & Aluminum Co.	17,951	1,831,720
Royal Gold Inc.	18,881	2,268,930
Ryerson Holding Corp.(a)	2,850	16,330

Security	Shares	Value

Metals & Mining (continued)
Schnitzer Steel Industries Inc., Class A	6,581	$126,553
Southern Copper Corp.	22,755	1,030,119
Steel Dynamics Inc.	55,944	1,601,677
SunCoke Energy Inc.	27,719	94,799
TimkenSteel Corp.(a)(b)	10,580	37,559
United States Steel Corp.	65,069	477,606
Warrior Met Coal Inc.	15,977	272,887
Worthington Industries Inc.	11,880	484,466

		39,528,907

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	157,926	2,196,751
Annaly Capital Management Inc.	400,606	2,852,315
Anworth Mortgage Asset Corp.	20,817	34,140
Apollo Commercial Real Estate Finance Inc.	43,324	390,349
Arbor Realty Trust Inc.	29,209	335,027
Ares Commercial Real Estate Corp.	7,727	70,625
Arlington Asset Investment Corp., Class A	5,368	15,245
ARMOUR Residential REIT Inc.	15,775	150,020
Blackstone Mortgage Trust Inc., Class A	38,244	840,221
Broadmark Realty Capital Inc.	36,406	358,963
Capstead Mortgage Corp.	24,536	137,892
Cherry Hill Mortgage Investment Corp.	3,838	34,465
Chimera Investment Corp.	53,163	435,937
Colony Credit Real Estate Inc.	24,728	121,415
Dynex Capital Inc.	4,764	72,461
Ellington Financial Inc.	14,626	179,315
Granite Point Mortgage Trust Inc.	17,047	120,863
Great Ajax Corp.	6,570	54,465
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20,368	860,955
Invesco Mortgage Capital Inc.	51,399	139,291
KKR Real Estate Finance Trust Inc.	6,961	115,065
Ladder Capital Corp.	29,519	210,175
MFA Financial Inc.	124,703	334,204
New Residential Investment Corp.	118,835	944,738
New York Mortgage Trust Inc.	125,611	320,308
Orchid Island Capital Inc.	19,069	95,536
PennyMac Mortgage Investment Trust	25,543	410,476
Ready Capital Corp.	10,591	118,619
Redwood Trust Inc.	32,947	247,762
Starwood Property Trust Inc.	79,055	1,192,940
TPG RE Finance Trust Inc.	15,683	132,678
Two Harbors Investment Corp.	76,944	391,645
Western Asset Mortgage Capital Corp.	11,797	24,066

		13,938,927

Multi-Utilities — 0.8%
Ameren Corp.	70,676	5,589,058
Avista Corp.	18,871	643,879
Black Hills Corp.	16,963	907,351
CenterPoint Energy Inc.	143,835	2,783,207
CMS Energy Corp.	81,801	5,023,399
Consolidated Edison Inc.	96,067	7,474,013
Dominion Energy Inc.	239,279	18,886,291
DTE Energy Co.	54,713	6,294,184
MDU Resources Group Inc.	58,569	1,317,803
NiSource Inc.	108,472	2,386,384
NorthWestern Corp.	14,505	705,523
Public Service Enterprise Group Inc.	144,773	7,949,485
Sempra Energy	82,771	9,796,776

43

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Unitil Corp.	3,617	$139,761
WEC Energy Group Inc.	89,818	8,703,364

		78,600,478

Multiline Retail — 0.5%
Big Lots Inc.	11,326	505,140
Dillard’s Inc., Class A(b)	3,534	129,062
Dollar General Corp.	71,812	15,053,231
Dollar Tree Inc.(a)	66,548	6,078,494
Kohl’s Corp.	46,005	852,473
Macy’s Inc.(b)	97,327	554,764
Nordstrom Inc.(b)	30,600	364,752
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	14,964	1,307,105
Target Corp.	142,640	22,454,389

		47,299,410

Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp.	77,326	415,241
Antero Resources Corp.(a)(b)	74,605	205,164
Apache Corp.	108,761	1,029,967
Arch Resources Inc.	5,406	229,647
Ardmore Shipping Corp.	14,584	51,919
Berry Corp.	15,703	49,778
Bonanza Creek Energy Inc.(a)	5,718	107,498
Brigham Minerals Inc., Class A	10,772	96,086
Cabot Oil & Gas Corp.	111,424	1,934,321
Cheniere Energy Inc.(a)	66,093	3,058,123
Chevron Corp.	532,404	38,333,088
Cimarex Energy Co.	29,397	715,229
Clean Energy Fuels Corp.(a)	45,817	113,626
CNX Resources Corp.(a)	50,224	474,115
Concho Resources Inc.	55,620	2,453,954
ConocoPhillips	306,431	10,063,194
CONSOL Energy Inc.(a)	8,048	35,653
Continental Resources Inc./OK	24,720	303,562
CVR Energy Inc.	8,289	102,618
Delek U.S. Holdings Inc.	20,579	229,044
Devon Energy Corp.	109,573	1,036,561
DHT Holdings Inc.	28,527	147,199
Diamond S Shipping Inc.(a)	7,101	48,784
Diamondback Energy Inc.	46,610	1,403,893
Dorian LPG Ltd.(a)	7,265	58,193
Earthstone Energy Inc., Class A(a)(b)	7,127	18,459
Energy Fuels Inc./Canada(a)(b)	28,266	47,487
EOG Resources Inc.	166,985	6,001,441
EQT Corp.	74,057	957,557
Equitrans Midstream Corp.	117,756	996,216
Evolution Petroleum Corp.	4,023	9,011
Exxon Mobil Corp.	1,205,305	41,378,121
Falcon Minerals Corp.	10,902	26,601
Frontline Ltd./Bermuda	33,630	218,595
Golar LNG Ltd.(a)	26,186	158,556
Goodrich Petroleum Corp.(a)	6,028	46,355
Green Plains Inc.(a)	9,903	153,298
Gulfport Energy Corp.(a)(b)	57,181	30,140
Hess Corp.	77,487	3,171,543
HollyFrontier Corp.	43,528	857,937
International Seaways Inc.	8,107	118,443
Kinder Morgan Inc./DE	554,680	6,839,204
Kosmos Energy Ltd.	102,507	100,006
Magnolia Oil & Gas Corp., Class A(a)(b)	28,532	147,510

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	227,929	$932,230
Marathon Petroleum Corp.	184,409	5,410,560
Matador Resources Co.(a)(b)	29,529	243,910
Montage Resources Corp.(a)(b)	2,419	10,619
Murphy Oil Corp.	43,074	384,220
NACCO Industries Inc., Class A	1,452	26,441
Noble Energy Inc.	135,207	1,156,020
Nordic American Tankers Ltd.(b)	39,659	138,410
Occidental Petroleum Corp.	239,667	2,399,067
ONEOK Inc.	125,760	3,267,245
Overseas Shipholding Group Inc., Class A(a)	9,865	21,111
Ovintiv Inc.	74,104	604,689
Par Pacific Holdings Inc.(a)	11,907	80,610
Parsley Energy Inc., Class A	82,395	771,217
PBF Energy Inc., Class A	33,106	188,373
PDC Energy Inc.(a)	28,928	358,563
Peabody Energy Corp.	22,469	51,679
Penn Virginia Corp.(a)	3,920	38,612
PetroCorp Inc. Escrow(a)(c)	1,248	0	(e)
Phillips 66	124,382	6,447,963
Pioneer Natural Resources Co.	47,088	4,049,097
Range Resources Corp.	59,537	394,135
Renewable Energy Group Inc.(a)(b)	11,011	588,208
REX American Resources Corp.(a)	1,636	107,338
Scorpio Tankers Inc.(b)	11,446	126,707
SFL Corp. Ltd.	23,133	173,266
SM Energy Co.	31,408	49,939
Southwestern Energy Co.(a)	166,818	392,022
Talos Energy Inc.(a)	5,329	34,372
Targa Resources Corp.	66,256	929,572
Tellurian Inc.(a)	25,438	20,269
Uranium Energy Corp.(a)	50,875	50,712
Valero Energy Corp.	116,192	5,033,437
W&T Offshore Inc.(a)(b)	25,737	46,327
Whiting Petroleum Corp.(a)	104	1,798
Williams Companies Inc. (The)	347,646	6,831,244
World Fuel Services Corp.	18,701	396,274
WPX Energy Inc.(a)	119,725	586,652

		166,315,845

Paper & Forest Products — 0.0%
Boise Cascade Co.	10,152	405,268
Clearwater Paper Corp.(a)	4,763	180,708
Domtar Corp.	17,068	448,376
Louisiana-Pacific Corp.	30,523	900,734
Neenah Inc.	4,868	182,404
PH Glatfelter Co.	11,015	151,676
Schweitzer-Mauduit International Inc.	8,038	244,275
Verso Corp., Class A	9,528	75,176

		2,588,617

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)	11,226	232,827
Coty Inc., Class A	81,801	220,863
Edgewell Personal Care Co.(a)	15,932	444,184
elf Beauty Inc.(a)(b)	12,831	235,705
Estee Lauder Companies Inc. (The), Class A	62,916	13,731,417
Herbalife Nutrition Ltd.(a)(b)	25,660	1,197,039
Inter Parfums Inc.	5,329	199,038
Lifevantage Corp.(a)(b)	6,912	83,428
Medifast Inc.	3,354	551,565

44

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Nature’s Sunshine Products Inc.(a)	3,045	$35,231
Nu Skin Enterprises Inc., Class A	15,333	768,030
Revlon Inc., Class A(a)(b)	2,990	18,897
USANA Health Sciences Inc.(a)	3,812	280,754

		17,998,978

Pharmaceuticals — 3.8%
AcelRx Pharmaceuticals Inc.(a)(b)	32,929	46,759
Aerie Pharmaceuticals Inc.(a)	12,722	149,738
AMAG Pharmaceuticals Inc.(a)(b)	9,248	86,931
Amphastar Pharmaceuticals Inc.(a)	10,992	206,100
ANI Pharmaceuticals Inc.(a)	2,844	80,229
Arvinas Inc.(a)(b)	6,529	154,150
Axsome Therapeutics Inc.(a)(b)	7,454	531,097
BioDelivery Sciences International Inc.(a)	22,948	85,596
Bristol-Myers Squibb Co.	644,753	38,872,158
Cara Therapeutics Inc.(a)	9,666	123,000
Catalent Inc.(a)	46,369	3,971,969
Chiasma Inc.(a)	10,877	46,771
Collegium Pharmaceutical Inc.(a)(b)	9,926	206,659
Corcept Therapeutics Inc.(a)(b)	29,538	514,109
CorMedix Inc.(a)(b)	10,701	64,527
Cymabay Therapeutics Inc.(a)	16,357	118,425
Durect Corp.(a)	55,987	95,738
Elanco Animal Health Inc.(a)(b)	113,644	3,174,077
Eli Lilly & Co.	239,877	35,506,594
Eloxx Pharmaceuticals Inc.(a)(b)	6,003	15,788
Endo International PLC(a)	64,007	211,223
Evofem Biosciences Inc.(a)	2,666	6,292
Evolus Inc.(a)(b)	2,370	9,267
Fulcrum Therapeutics Inc.(a)(b)	6,297	49,935
Horizon Therapeutics PLC(a)	55,665	4,324,057
Innoviva Inc.(a)	20,199	211,080
Intersect ENT Inc.(a)	8,332	135,895
Intra-Cellular Therapies Inc.(a)	17,078	438,221
Jazz Pharmaceuticals PLC(a)	15,717	2,241,087
Johnson & Johnson	750,967	111,803,967
Kala Pharmaceuticals Inc.(a)(b)	9,711	72,832
Lannett Co. Inc.(a)	6,624	40,473
Liquidia Technologies Inc.(a)	4,317	21,240
Mallinckrodt PLC(a)(b)	33,573	32,677
Marinus Pharmaceuticals Inc.(a)(b)	2,959	38,023
Merck & Co. Inc.	719,463	59,679,456
Mylan NV(a)	146,726	2,175,947
MyoKardia Inc.(a)	14,001	1,908,756
Nektar Therapeutics(a)(b)	47,575	789,269
NGM Biopharmaceuticals Inc.(a)	6,931	110,272
Ocular Therapeutix Inc.(a)(b)	16,074	122,323
Odonate Therapeutics Inc.(a)	3,175	42,640
Omeros Corp.(a)(b)	14,369	145,199
Optinose Inc.(a)(b)	4,399	17,156
Pacira BioSciences Inc.(a)	10,952	658,434
Paratek Pharmaceuticals Inc.(a)	7,264	39,298
Perrigo Co. PLC	38,924	1,787,001
Pfizer Inc.	1,583,695	58,121,606
Phathom Pharmaceuticals Inc.(a)(b)	3,098	113,604
Phibro Animal Health Corp., Class A	5,458	94,969
Pliant Therapeutics Inc.(a)	3,478	78,777
Prestige Consumer Healthcare Inc.(a)	14,364	523,137
Provention Bio Inc.(a)(b)	12,026	154,294
Reata Pharmaceuticals Inc., Class A(a)(b)	6,572	640,244

Security	Shares	Value

Pharmaceuticals (continued)
Recro Pharma Inc.(a)	3,765	$7,906
Relmada Therapeutics Inc.(a)	3,988	150,029
Revance Therapeutics Inc.(a)(b)	17,856	448,900
Royalty Pharma PLC, Class A	24,303	1,022,427
SIGA Technologies Inc.(a)(b)	14,425	99,100
Supernus Pharmaceuticals Inc.(a)(b)	13,788	287,342
TherapeuticsMD Inc.(a)(b)	55,825	88,203
Theravance Biopharma Inc.(a)(b)	14,359	212,298
Tricida Inc.(a)(b)	6,432	58,274
Verrica Pharmaceuticals Inc.(a)(b)	5,113	39,575
VYNE Therapeutics Inc.(a)	2,485	4,125
WaVe Life Sciences Ltd.(a)	5,955	50,558
Xeris Pharmaceuticals Inc.(a)(b)	10,722	63,581
Zoetis Inc.	135,655	22,433,267
Zogenix Inc.(a)(b)	15,754	282,469

		356,137,120

Professional Services — 0.5%
Acacia Research Corp.(a)	13,218	45,866
ASGN Inc.(a)	14,031	891,810
Barrett Business Services Inc.	1,839	96,437
BG Staffing Inc.	3,888	32,931
CBIZ Inc.(a)	14,297	326,972
CoreLogic Inc.	23,329	1,578,673
CoStar Group Inc.(a)	11,047	9,373,490
CRA International Inc.	2,777	104,054
Dun & Bradstreet Holdings Inc.(a)(b)	24,489	628,388
Equifax Inc.	34,203	5,366,451
Exponent Inc.	15,197	1,094,640
Forrester Research Inc.(a)	3,827	125,487
Franklin Covey Co.(a)	3,479	61,717
FTI Consulting Inc.(a)	9,959	1,055,355
GP Strategies Corp.(a)	2,812	27,108
Heidrick & Struggles International Inc.	4,700	92,355
Huron Consulting Group Inc.(a)	6,078	239,048
ICF International Inc.	5,100	313,803
IHS Markit Ltd.	113,120	8,881,051
Insperity Inc.	11,137	729,362
Kelly Services Inc., Class A, NVS	10,622	180,999
Kforce Inc.	5,306	170,694
Korn Ferry	16,778	486,562
ManpowerGroup Inc.	16,126	1,182,520
Mistras Group Inc.(a)	4,031	15,761
Nielsen Holdings PLC	101,151	1,434,321
Resources Connection Inc.	6,834	78,933
Robert Half International Inc.	32,452	1,718,009
TransUnion	54,028	4,545,376
TriNet Group Inc.(a)	12,218	724,772
TrueBlue Inc.(a)	10,526	163,048
Upwork Inc.(a)	26,274	458,219
Verisk Analytics Inc.	45,173	8,371,009
Willdan Group Inc.(a)(b)	2,425	61,862

		50,657,083

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)	3,787	47,981
CBRE Group Inc., Class A(a)	94,459	4,436,739
CTO Realty Growth Inc.	1,053	46,437
Cushman & Wakefield PLC(a)(b)	33,401	351,045
eXp World Holdings Inc.(a)	8,233	332,119
Forestar Group Inc.(a)	5,154	91,226

45

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
FRP Holdings Inc.(a)	1,630	$67,922
Griffin Industrial Realty Inc.	193	10,316
Howard Hughes Corp. (The)(a)	11,497	662,227
Jones Lang LaSalle Inc.	14,532	1,390,131
Kennedy-Wilson Holdings Inc.	33,401	484,983
Marcus & Millichap Inc.(a)	5,889	162,065
Maui Land & Pineapple Co. Inc.(a)	3,429	37,102
Newmark Group Inc., Class A	43,998	190,071
Rafael Holdings Inc., Class B(a)	3,123	48,407
RE/MAX Holdings Inc., Class A	4,671	152,882
Realogy Holdings Corp.	33,196	313,370
Redfin Corp.(a)(b)	27,174	1,356,798
RMR Group Inc. (The), Class A	4,333	119,028
St. Joe Co. (The)(a)(b)	8,854	182,658
Stratus Properties Inc.(a)	1,677	36,156
Tejon Ranch Co.(a)	9,743	137,863

		10,657,526

Road & Rail — 1.1%
AMERCO	2,458	874,999
ArcBest Corp.	6,510	202,201
Avis Budget Group Inc.(a)	16,700	439,544
Covenant Logistics Group Inc(a)	2,815	49,234
CSX Corp.	217,596	16,900,681
Daseke Inc.(a)(b)	6,787	36,446
Heartland Express Inc.	12,533	233,114
Hertz Global Holdings Inc.(a)(b)	30,990	34,399
JB Hunt Transport Services Inc.	23,820	3,010,372
Kansas City Southern	27,009	4,884,037
Knight-Swift Transportation Holdings Inc.	34,884	1,419,779
Landstar System Inc.	10,614	1,331,951
Lyft Inc., Class A(a)	67,916	1,871,086
Marten Transport Ltd.	14,821	241,879
Norfolk Southern Corp.	73,057	15,633,467
Old Dominion Freight Line Inc.	27,712	5,013,655
Ryder System Inc.	15,488	654,213
Saia Inc.(a)	7,477	943,149
Schneider National Inc., Class B	15,578	385,244
U.S. Xpress Enterprises Inc., Class A(a)	5,875	48,527
Uber Technologies Inc.(a)	393,989	14,372,719
Union Pacific Corp.	193,328	38,060,483
Universal Logistics Holdings Inc.	1,339	27,931
Werner Enterprises Inc.	17,242	723,992

		107,393,102

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Energy Industries Inc.(a)	11,284	710,215
Advanced Micro Devices Inc.(a)	332,032	27,223,304
Alpha & Omega Semiconductor Ltd.(a)	4,528	58,049
Ambarella Inc.(a)	9,139	476,873
Amkor Technology Inc.(a)	30,564	342,317
Analog Devices Inc.	104,706	12,223,378
Applied Materials Inc.	261,466	15,544,154
Axcelis Technologies Inc.(a)	7,805	171,710
AXT Inc.(a)	10,561	64,633
Broadcom Inc.	111,163	40,498,904
Brooks Automation Inc.	20,053	927,652
CEVA Inc.(a)	5,951	234,291
Cirrus Logic Inc.(a)	16,155	1,089,655
CMC Materials Inc.	8,451	1,206,887
Cohu Inc.	11,678	200,628

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cree Inc.(a)	30,238	$1,927,370
CyberOptics Corp.(a)	3,053	97,208
Diodes Inc.(a)	11,573	653,296
DSP Group Inc.(a)	6,182	81,479
Enphase Energy Inc.(a)	30,102	2,486,124
Entegris Inc.	38,239	2,842,687
First Solar Inc.(a)	26,381	1,746,422
FormFactor Inc.(a)	21,473	535,322
Ichor Holdings Ltd.(a)	7,709	166,283
Impinj Inc.(a)(b)	4,954	130,538
Inphi Corp.(a)	13,229	1,484,955
Intel Corp.	1,207,153	62,506,382
KLA Corp.	44,224	8,567,958
Lam Research Corp.	41,266	13,689,995
Lattice Semiconductor Corp.(a)	36,342	1,052,464
MACOM Technology Solutions Holdings Inc.(a)(b)	12,063	410,263
Marvell Technology Group Ltd.	187,438	7,441,289
Maxeon Solar Technologies Ltd.(a)(b)	2,596	44,028
Maxim Integrated Products Inc.	75,491	5,103,946
MaxLinear Inc.(a)	19,739	458,734
Microchip Technology Inc.	69,157	7,106,573
Micron Technology Inc.(a)	315,956	14,837,294
MKS Instruments Inc.	15,237	1,664,338
Monolithic Power Systems Inc.	12,469	3,486,457
NeoPhotonics Corp.(a)	7,173	43,684
NVE Corp.	1,185	58,160
NVIDIA Corp.	168,114	90,986,659
ON Semiconductor Corp.(a)	116,878	2,535,084
Onto Innovation Inc.(a)	12,888	383,805
PDF Solutions Inc.(a)	6,506	121,727
Photronics Inc.(a)	17,109	170,406
Power Integrations Inc.	16,456	911,662
Qorvo Inc.(a)	32,556	4,200,050
QUALCOMM Inc.	320,510	37,717,617
Rambus Inc.(a)	34,173	467,828
Semtech Corp.(a)	18,920	1,002,003
Silicon Laboratories Inc.(a)	11,994	1,173,613
SiTime Corp.(a)	1,452	122,012
Skyworks Solutions Inc.	47,531	6,915,760
SMART Global Holdings Inc.(a)(b)	2,607	71,275
SolarEdge Technologies Inc.(a)	13,944	3,323,552
SunPower Corp.(a)(b)	20,817	260,421
Synaptics Inc.(a)	10,176	818,354
Teradyne Inc.	47,106	3,743,043
Texas Instruments Inc.	261,412	37,327,019
Ultra Clean Holdings Inc.(a)	9,589	205,780
Universal Display Corp.	12,432	2,246,960
Veeco Instruments Inc.(a)	11,816	137,893
Xilinx Inc.	69,609	7,256,042

		441,694,464

Software — 9.7%
2U Inc.(a)(b)	19,503	660,372
8x8 Inc.(a)	29,602	460,311
A10 Networks Inc.(a)	15,692	99,958
ACI Worldwide Inc.(a)	33,401	872,768
Adobe Inc.(a)	136,989	67,183,515
Agilysys Inc.(a)	6,845	165,375
Alarm.com Holdings Inc.(a)	12,837	709,244
Altair Engineering Inc., Class A(a)(b)	10,893	457,288
Alteryx Inc., Class A(a)(b)	15,009	1,704,272

46

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
American Software Inc./GA, Class A	6,564	$92,159
Anaplan Inc.(a)	37,148	2,324,722
ANSYS Inc.(a)	24,429	7,993,902
Appfolio Inc., Class A(a)(b)	4,287	607,939
Appian Corp.(a)(b)	10,521	681,235
Aspen Technology Inc.(a)	19,470	2,464,707
Asure Software Inc.(a)	2,949	22,265
Atlassian Corp. PLC, Class A(a)(b)	36,348	6,607,703
Autodesk Inc.(a)	62,540	14,447,365
Avalara Inc.(a)	22,991	2,927,674
Avaya Holdings Corp.(a)	22,835	347,092
Benefitfocus Inc.(a)	8,471	94,875
Bill.Com Holdings Inc.(a)(b)	15,556	1,560,422
Blackbaud Inc.	13,524	755,045
Blackline Inc.(a)(b)	14,185	1,271,402
Bottomline Technologies DE Inc.(a)	11,737	494,832
Box Inc., Class A(a)	40,348	700,441
Cadence Design Systems Inc.(a)	78,584	8,379,412
CDK Global Inc.	35,347	1,540,776
Cerence Inc.(a)	10,461	511,229
Ceridian HCM Holding Inc.(a)	30,248	2,499,997
ChannelAdvisor Corp.(a)	5,284	76,460
Citrix Systems Inc.	35,134	4,838,303
Cloudera Inc.(a)	57,995	631,566
Cloudflare Inc., Class A(a)(b)	31,065	1,275,529
CommVault Systems Inc.(a)	11,531	470,465
Cornerstone OnDemand Inc.(a)	16,937	615,829
Coupa Software Inc.(a)	18,892	5,180,942
Crowdstrike Holdings Inc., Class A(a)	43,295	5,945,269
Datadog Inc., Class A(a)(b)	43,426	4,436,400
Digimarc Corp.(a)	2,724	60,827
Digital Turbine Inc.(a)	21,785	713,241
DocuSign Inc.(a)(b)	50,893	10,954,209
Domo Inc., Class B(a)	7,274	278,812
Dropbox Inc., Class A(a)	69,925	1,346,756
Duck Creek Technologies Inc.(a)	4,084	185,536
Dynatrace Inc.(a)	52,552	2,155,683
Ebix Inc.	7,188	148,073
eGain Corp.(a)	6,269	88,832
Elastic NV(a)	18,616	2,008,480
Envestnet Inc.(a)	15,427	1,190,347
Everbridge Inc.(a)(b)	9,394	1,181,108
Fair Isaac Corp.(a)	7,988	3,397,935
FireEye Inc.(a)	64,253	793,203
Five9 Inc.(a)	17,519	2,271,864
Fortinet Inc.(a)	37,893	4,464,174
Globant SA(a)	10,997	1,970,882
GTY Technology Holdings Inc.(a)	11,185	29,640
Guidewire Software Inc.(a)(b)	24,035	2,506,129
HubSpot Inc.(a)	11,794	3,446,561
Intelligent Systems Corp.(a)(b)	1,922	74,920
Intuit Inc.	71,752	23,406,220
j2 Global Inc.(a)	12,967	897,576
Jamf Holding Corp.(a)	5,696	214,227
LivePerson Inc.(a)(b)	17,402	904,730
Manhattan Associates Inc.(a)	18,161	1,734,194
Medallia Inc.(a)(b)	23,333	639,791
Microsoft Corp.	2,132,649	448,560,064
MicroStrategy Inc., Class A(a)	2,556	384,831
Mimecast Ltd.(a)(b)	15,977	749,641

Security	Shares	Value

Software (continued)
Mitek Systems Inc.(a)(b)	8,505	$108,354
MobileIron Inc.(a)	26,930	188,779
Model N Inc.(a)(b)	10,159	358,410
nCino Inc.(a)(b)	2,197	175,057
New Relic Inc.(a)	14,490	816,656
NortonLifeLock Inc.	156,701	3,265,649
Nuance Communications Inc.(a)(b)	80,061	2,657,225
Nutanix Inc., Class A(a)	52,303	1,160,081
OneSpan Inc.(a)	7,390	154,894
Oracle Corp.	546,941	32,652,378
Pagerduty Inc.(a)(b)	19,522	529,241
Palo Alto Networks Inc.(a)	26,997	6,607,516
Paycom Software Inc.(a)	14,041	4,370,963
Paylocity Holding Corp.(a)(b)	9,962	1,608,066
Pegasystems Inc.	10,783	1,305,174
Ping Identity Holding Corp.(a)(b)	10,385	324,116
Pluralsight Inc., Class A(a)(b)	26,721	457,731
Progress Software Corp.	12,369	453,695
Proofpoint Inc.(a)(b)	16,264	1,716,665
PROS Holdings Inc.(a)	9,765	311,894
PTC Inc.(a)	29,517	2,441,646
Q2 Holdings Inc.(a)(b)	13,803	1,259,662
QAD Inc., Class A	3,624	152,933
Qualys Inc.(a)(b)	9,302	911,689
Rapid7 Inc.(a)	13,557	830,231
RealPage Inc.(a)(b)	25,009	1,441,519
RingCentral Inc., Class A(a)	22,148	6,082,062
Rosetta Stone Inc.(a)	5,210	156,196
SailPoint Technologies Holding Inc.(a)	24,160	956,011
salesforce.com Inc.(a)	246,639	61,985,314
Sapiens International Corp. NV	7,265	222,164
Seachange International Inc.(a)	6,904	6,009
SecureWorks Corp., Class A(a)	1,634	18,611
ServiceNow Inc.(a)	54,110	26,243,350
ShotSpotter Inc.(a)(b)	2,023	62,794
Slack Technologies Inc., Class A(a)(b)	106,852	2,870,045
Smartsheet Inc., Class A(a)	31,465	1,555,000
SolarWinds Corp.(a)(b)	11,591	235,761
Splunk Inc.(a)	45,466	8,553,519
Sprout Social Inc., Class A(a)	7,726	297,451
SPS Commerce Inc.(a)	9,612	748,486
SS&C Technologies Holdings Inc.	64,347	3,894,280
SVMK Inc.(a)	33,754	746,301
Synchronoss Technologies Inc.(a)(b)	12,692	38,203
Synopsys Inc.(a)	42,755	9,148,715
Telenav Inc.(a)	11,054	39,794
Tenable Holdings Inc.(a)	19,931	752,395
Teradata Corp.(a)	33,291	755,706
Trade Desk Inc. (The), Class A(a)(b)	11,823	6,133,536
Tyler Technologies Inc.(a)(b)	11,244	3,919,209
Upland Software Inc.(a)(b)	6,297	237,397
Varonis Systems Inc.(a)	8,976	1,036,010
Verint Systems Inc.(a)	18,537	893,113
Veritone Inc.(a)	6,481	59,366
VirnetX Holding Corp.	24,260	127,850
VMware Inc., Class A(a)	22,695	3,260,591
Workday Inc., Class A(a)	48,879	10,515,339
Workiva Inc.(a)(b)	9,903	552,191
Xperi Holding Corp.	29,528	339,277
Yext Inc.(a)	26,878	408,008

47

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zendesk Inc.(a)	32,010	$3,294,469
Zix Corp.(a)(b)	15,707	91,729
Zoom Video Communications Inc., Class A(a)	47,673	22,411,554
Zscaler Inc.(a)	19,925	2,803,248
Zuora Inc., Class A(a)	23,997	248,129

		916,826,953

Specialty Retail — 2.4%
Aaron’s Inc.	19,592	1,109,887
Abercrombie & Fitch Co., Class A	18,888	263,110
Advance Auto Parts Inc.	18,857	2,894,549
American Eagle Outfitters Inc.	40,910	605,877
America’s Car-Mart Inc./TX(a)	2,052	174,174
Asbury Automotive Group Inc.(a)	5,534	539,288
At Home Group Inc.(a)	12,778	189,881
AutoNation Inc.(a)	15,980	845,821
AutoZone Inc.(a)	6,644	7,824,240
Bed Bath & Beyond Inc.(b)	33,020	494,640
Best Buy Co. Inc.	65,053	7,239,748
Boot Barn Holdings Inc.(a)(b)	8,934	251,403
Buckle Inc. (The)	7,137	145,523
Burlington Stores Inc.(a)(b)	18,443	3,800,918
Caleres Inc.	11,266	107,703
Camping World Holdings Inc., Class A	8,301	246,955
CarMax Inc.(a)(b)	46,111	4,238,062
Carvana Co.(a)(b)	15,576	3,474,383
Cato Corp. (The), Class A	7,120	55,678
Chico’s FAS Inc.	33,786	32,857
Children’s Place Inc. (The)	4,690	132,961
Citi Trends Inc.	3,816	95,324
Conn’s Inc.(a)	6,302	66,675
Container Store Group Inc. (The)(a)	3,730	23,163
Designer Brands Inc. , Class A	18,685	101,460
Dick’s Sporting Goods Inc.	16,826	973,889
Express Inc.(a)(b)	21,940	13,383
Five Below Inc.(a)(b)	15,401	1,955,927
Floor & Decor Holdings Inc., Class A(a)	26,769	2,002,321
Foot Locker Inc.	30,497	1,007,316
GameStop Corp., Class A(a)(b)	14,254	145,391
Gap Inc. (The)	51,968	885,015
Genesco Inc.(a)	5,324	114,679
Group 1 Automotive Inc.	5,380	475,538
GrowGeneration Corp.(a)	8,152	130,269
Guess? Inc.	15,365	178,541
Haverty Furniture Companies Inc.	4,822	100,973
Hibbett Sports Inc.(a)	4,436	173,980
Home Depot Inc. (The)	305,926	84,958,709
Hudson Ltd., Class A(a)	11,101	84,368
L Brands Inc.	64,356	2,047,164
Lithia Motors Inc., Class A	6,188	1,410,493
Lowe’s Companies Inc.	215,246	35,700,702
Lumber Liquidators Holdings Inc.(a)	7,091	156,357
MarineMax Inc.(a)	7,737	198,609
Michaels Companies Inc. (The)(a)	25,073	242,080
Monro Inc.(b)	8,854	359,207
Murphy USA Inc.(a)	7,783	998,325
National Vision Holdings Inc.(a)	21,785	833,058
O’Reilly Automotive Inc.(a)	20,831	9,604,757
ODP Corp. (The)	15,144	294,551
Penske Automotive Group Inc.	9,345	445,383
Rent-A-Center Inc./TX	14,815	442,820

Security	Shares	Value

Specialty Retail (continued)
RH(a)	4,404	$1,685,058
Ross Stores Inc.	99,575	9,292,339
Sally Beauty Holdings Inc.(a)	35,183	305,740
Shoe Carnival Inc.	3,734	125,388
Signet Jewelers Ltd.	13,550	253,385
Sleep Number Corp.(a)	7,334	358,706
Sonic Automotive Inc., Class A	7,661	307,666
Sportsman’s Warehouse Holdings Inc.(a)	14,043	200,955
Tiffany & Co.	34,619	4,010,611
Tilly’s Inc., Class A	8,794	53,028
TJX Companies Inc. (The)	341,954	19,029,740
Tractor Supply Co.	32,930	4,720,186
Ulta Beauty Inc.(a)(b)	15,367	3,441,901
Urban Outfitters Inc.(a)(b)	19,849	413,058
Vroom Inc.(a)(b)	7,001	362,512
Williams-Sonoma Inc.	21,850	1,976,114
Winmark Corp.	625	107,613
Zumiez Inc.(a)	5,696	158,463

		227,690,548

Technology Hardware, Storage & Peripherals — 5.9%
3D Systems Corp.(a)(b)	36,610	179,755
Apple Inc.	4,596,052	532,268,782
Avid Technology Inc.(a)	8,000	68,480
Dell Technologies Inc., Class C(a)	71,778	4,858,653
Diebold Nixdorf Inc.(a)	21,374	163,297
Hewlett Packard Enterprise Co.	364,062	3,411,261
HP Inc.	407,952	7,747,009
Immersion Corp.(a)	7,183	50,640
NCR Corp.(a)	35,337	782,361
NetApp Inc.	63,081	2,765,471
Pure Storage Inc., Class A(a)(b)	65,359	1,005,875
Super Micro Computer Inc.(a)	13,473	355,687
Western Digital Corp.	85,268	3,116,545
Xerox Holdings Corp.	48,889	917,647

		557,691,463

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	39,632	713,376
Carter’s Inc.	11,803	1,021,904
Columbia Sportswear Co.	8,575	745,853
Crocs Inc.(a)	18,697	798,923
Deckers Outdoor Corp.(a)	8,170	1,797,482
Fossil Group Inc.(a)	11,263	64,650
G-III Apparel Group Ltd.(a)(b)	11,828	155,065
Hanesbrands Inc.	100,227	1,578,575
Kontoor Brands Inc.(a)	13,073	316,367
Lululemon Athletica Inc.(a)	32,410	10,674,882
Movado Group Inc.	4,595	45,674
Nike Inc., Class B	344,963	43,306,655
Oxford Industries Inc.	4,841	195,383
PVH Corp.	20,032	1,194,708
Ralph Lauren Corp.	14,041	954,367
Rocky Brands Inc.	2,699	67,016
Skechers U.S.A. Inc., Class A(a)	36,840	1,113,305
Steven Madden Ltd.	23,352	455,364
Superior Group of Companies Inc.	1,944	45,159
Tapestry Inc.	80,383	1,256,386
Under Armour Inc., Class A(a)	52,928	594,381
Under Armour Inc., Class C, NVS(a)(b)	53,865	530,032
Unifi Inc.(a)	3,585	46,031

48

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Vera Bradley Inc.(a)	5,101	$31,167
VF Corp.	91,666	6,439,536
Wolverine World Wide Inc.	23,802	615,044

		74,757,285

Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)	15,524	361,864
Bridgewater Bancshares Inc.(a)	6,203	58,866
Capitol Federal Financial Inc.	39,737	368,163
Columbia Financial Inc.(a)	13,837	153,591
ESSA Bancorp. Inc.	2,205	27,188
Essent Group Ltd.	30,805	1,140,093
Federal Agricultural Mortgage Corp., Class C, NVS	2,668	169,845
Flagstar Bancorp. Inc.	10,214	302,641
FS Bancorp. Inc.	1,412	57,892
Greene County Bancorp. Inc.	814	17,656
Hingham Institution For Savings (The)	358	65,872
Home Bancorp. Inc.	1,549	37,408
HomeStreet Inc.	6,805	175,297
Kearny Financial Corp./MD	25,864	186,479
Luther Burbank Corp.	6,297	52,580
Merchants Bancorp./IN	3,661	72,158
Meridian Bancorp. Inc.	13,888	143,741
Meta Financial Group Inc.	9,468	181,975
MGIC Investment Corp.	93,679	829,996
MMA Capital Holdings Inc.(a)(b)	2,654	59,741
Mr Cooper Group Inc.(a)	20,592	459,613
New York Community Bancorp. Inc.	131,651	1,088,754
NMI Holdings Inc., Class A(a)	23,327	415,221
Northfield Bancorp. Inc.	14,594	133,097
Northwest Bancshares Inc.	35,751	328,909
OP Bancorp	6,297	36,019
PCSB Financial Corp.	4,979	60,096
PennyMac Financial Services Inc.	11,514	669,194
Ponce de Leon Federal Bank(a)(b)	5,044	44,488
Premier Financial Corp.	9,422	146,748
Provident Bancorp Inc.	2,412	18,789
Provident Financial Services Inc.	21,321	260,116
Prudential Bancorp. Inc.	3,964	41,781
Radian Group Inc.	57,856	845,276
Riverview Bancorp. Inc.	10,318	42,820
Rocket Companies Inc., Class A(a)	27,205	542,196
Southern Missouri Bancorp. Inc.	1,574	37,115
Sterling Bancorp Inc./MI	5,707	17,178
Territorial Bancorp. Inc.	2,856	57,777
TFS Financial Corp.	16,024	235,393
Timberland Bancorp. Inc./WA	3,036	54,648
TrustCo Bank Corp. NY	26,441	138,022
Walker & Dunlop Inc.	8,303	440,059
Washington Federal Inc.	21,473	447,927
Waterstone Financial Inc.	8,711	134,933
Western New England Bancorp Inc.	11,109	62,544
WSFS Financial Corp.	15,831	426,962

		11,648,721

Tobacco — 0.6%
Altria Group Inc.	530,774	20,509,107
Philip Morris International Inc.	443,122	33,229,719
Turning Point Brands Inc.	1,605	44,779
Universal Corp./VA	6,993	292,867

Security	Shares	Value

Tobacco (continued)
Vector Group Ltd.	34,369	$333,036

		54,409,508

Trading Companies & Distributors — 0.3%
Air Lease Corp.	29,876	878,952
Applied Industrial Technologies Inc.	10,403	573,205
Beacon Roofing Supply Inc.(a)	15,050	467,603
BMC Stock Holdings Inc.(a)	17,921	767,556
CAI International Inc.	4,473	123,142
DXP Enterprises Inc./TX(a)	5,706	92,038
EVI Industries Inc.(a)(b)	1,849	49,202
Fastenal Co.	163,144	7,356,163
Foundation Building Materials Inc.(a)(b)	3,487	54,816
GATX Corp.	9,513	606,454
General Finance Corp.(a)	635	4,020
GMS Inc.(a)	11,747	283,103
H&E Equipment Services Inc.	8,579	168,663
HD Supply Holdings Inc.(a)	45,508	1,876,750
Herc Holdings Inc.(a)	6,657	263,684
Lawson Products Inc./DE(a)	1,498	61,463
MRC Global Inc.(a)	24,574	105,177
MSC Industrial Direct Co. Inc., Class A	13,000	822,640
NOW Inc.(a)	29,127	132,237
Rush Enterprises Inc., Class A	8,643	436,817
Rush Enterprises Inc., Class B	1,776	78,677
SiteOne Landscape Supply Inc.(a)(b)	12,711	1,550,106
Systemax Inc.	3,026	72,442
Textainer Group Holdings Ltd.(a)(b)	16,853	238,638
Titan Machinery Inc.(a)	4,448	58,847
Transcat Inc.(a)	2,881	84,413
Triton International Ltd.	14,772	600,777
United Rentals Inc.(a)	20,526	3,581,787
Univar Solutions Inc.(a)	48,463	818,055
Veritiv Corp.(a)	3,713	47,007
Watsco Inc.	9,391	2,187,070
WESCO International Inc.(a)	13,432	591,277
Willis Lease Finance Corp.(a)	1,152	21,254
WW Grainger Inc.	12,689	4,527,055

		29,581,090

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	20,108	540,704

Water Utilities — 0.1%
American States Water Co.	10,736	804,663
American Water Works Co. Inc.	51,468	7,456,684
Artesian Resources Corp., Class A, NVS	2,016	69,492
Cadiz Inc.(a)(b)	5,725	56,849
California Water Service Group	14,041	610,082
Consolidated Water Co. Ltd.	5,279	54,954
Essential Utilities Inc.	64,127	2,581,112
Global Water Resources Inc.	2,222	23,953
Middlesex Water Co.	5,287	328,587
Pure Cycle Corp.(a)	8,023	72,287
SJW Group	8,062	490,653
York Water Co. (The)	3,491	147,565

		12,696,881

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	11,758	119,873
Gogo Inc.(a)	14,373	132,807
Shenandoah Telecommunications Co.	14,031	623,467

49

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Spok Holdings Inc.	5,329	$50,679
T-Mobile U.S. Inc.(a)	156,823	17,934,278
Telephone and Data Systems Inc.	29,043	535,553
U.S. Cellular Corp.(a)	3,592	106,072

		19,502,729

Total Common Stocks — 99.8% (Cost: $7,254,967,719)		9,465,974,458

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petrolium Corp., (Expires 09/03/24)(a)(b)	409	1,002
Whiting Petrolium Corp., (Expires 09/01/25)(a)(b)	204	479

		1,481

Total Warrants — 0.0% (Cost: $68,578)		1,481

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(d)(g)(h)	305,000,006	305,274,506
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(g)	13,465,000	13,465,000

		318,739,506

Total Short-Term Investments — 3.3% (Cost: $318,506,987)		318,739,506

Total Investments in Securities — 103.1% (Cost: $7,573,543,284)		9,784,715,445

Other Assets, Less Liabilities — (3.1)%		(298,110,681)

Net Assets — 100.0%		$9,486,604,764

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

50

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)(b)	164,506	$14,920,694
BWX Technologies Inc.	252,762	14,233,028
Curtiss-Wright Corp.	110,271	10,283,874
HEICO Corp.(b)	118,724	12,425,654
HEICO Corp., Class A	206,625	18,319,373
Hexcel Corp.	221,439	7,429,278
Howmet Aerospace Inc.	1,048,936	17,538,210
Huntington Ingalls Industries Inc.	105,127	14,796,625
Mercury Systems Inc.(a)	145,083	11,238,129
Spirit AeroSystems Holdings Inc., Class A(b)	278,497	5,266,378
Teledyne Technologies Inc.(a)	96,359	29,891,525
Textron Inc.(b)	605,081	21,837,373
TransDigm Group Inc.	137,846	65,493,392
Virgin Galactic Holdings Inc.(a)(b)	184,046	3,539,205

		247,212,738

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	348,229	35,585,522
Expeditors International of Washington Inc.	436,562	39,517,592
XPO Logistics Inc.(a)(b)	241,340	20,431,844

		95,534,958

Airlines — 0.8%
Alaska Air Group Inc.	318,698	11,673,908
American Airlines Group Inc.(b)	1,343,288	16,509,009
Copa Holdings SA, Class A, NVS	83,240	4,190,302
Delta Air Lines Inc.	1,682,741	51,458,220
JetBlue Airways Corp.(a)(b)	715,997	8,112,246
Southwest Airlines Co.	1,554,133	58,279,987
United Airlines Holdings Inc.(a)(b)	764,495	26,566,201

		176,789,873

Auto Components — 0.6%
Aptiv PLC	706,453	64,767,611
BorgWarner Inc.	549,969	21,305,799
Gentex Corp.	651,795	16,783,721
Lear Corp.	159,205	17,361,306

		120,218,437

Automobiles — 0.4%
Ford Motor Co.	10,297,756	68,583,055
Harley-Davidson Inc.	406,392	9,972,859
Thor Industries Inc.(b)	146,549	13,960,258

		92,516,172

Banks — 2.3%
Associated Banc-Corp.	402,640	5,081,317
Bank of Hawaii Corp.	104,760	5,292,475
Bank OZK	324,419	6,916,613
BOK Financial Corp.	83,289	4,290,216
Citizens Financial Group Inc.	1,132,609	28,632,356
Comerica Inc.	369,716	14,141,637
Commerce Bancshares Inc.	267,201	15,040,744
Cullen/Frost Bankers Inc.	148,722	9,510,772
East West Bancorp. Inc.	374,571	12,263,455
Fifth Third Bancorp	1,871,020	39,890,146
First Citizens BancShares Inc./NC, Class A	16,244	5,178,262
First Hawaiian Inc.	344,304	4,982,079
First Horizon National Corp.	1,449,148	13,665,466
First Republic Bank/CA	448,802	48,946,346
FNB Corp.	856,685	5,808,324
Huntington Bancshares Inc./OH	2,684,266	24,614,719

Security	Shares	Value

Banks (continued)
KeyCorp	2,582,020	$30,803,499
M&T Bank Corp.	336,123	30,953,567
PacWest Bancorp.(b)	310,022	5,295,176
People’s United Financial Inc.	1,123,763	11,585,997
Pinnacle Financial Partners Inc.	196,271	6,985,285
Popular Inc.	219,417	7,958,255
Prosperity Bancshares Inc.	237,166	12,292,314
Regions Financial Corp.	2,553,657	29,443,665
Signature Bank/New York NY	138,228	11,471,542
Sterling Bancorp./DE	513,546	5,402,504
SVB Financial Group(a)	136,606	32,870,136
Synovus Financial Corp.	385,616	8,163,491
TCF Financial Corp.	400,876	9,364,463
Umpqua Holdings Corp.	584,434	6,206,689
Webster Financial Corp.	237,811	6,280,588
Western Alliance Bancorp	259,606	8,208,742
Wintrust Financial Corp.	151,669	6,074,343
Zions Bancorp NA	429,020	12,535,964

		486,151,147

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	23,592	20,840,229
Brown-Forman Corp., Class A	119,868	8,232,534
Brown-Forman Corp., Class B, NVS(b)	474,743	35,757,643
Molson Coors Beverage Co., Class B	463,808	15,565,397

		80,395,803

Biotechnology — 2.7%
ACADIA Pharmaceuticals Inc.(a)	290,626	11,988,322
Acceleron Pharma Inc.(a)(b)	137,294	15,449,694
Agios Pharmaceuticals Inc.(a)(b)	163,170	5,710,950
Alexion Pharmaceuticals Inc.(a)	561,223	64,220,748
Alkermes PLC(a)	419,320	6,948,132
Alnylam Pharmaceuticals Inc.(a)	303,849	44,240,414
BioMarin Pharmaceutical Inc.(a)	477,604	36,336,112
Bluebird Bio Inc.(a)(b)	171,706	9,263,539
Exact Sciences Corp.(a)(b)	395,043	40,274,634
Exelixis Inc.(a)	807,255	19,737,385
Global Blood Therapeutics Inc.(a)(b)	155,500	8,574,270
Immunomedics Inc.(a)	542,527	46,131,071
Incyte Corp.(a)	479,286	43,011,126
Ionis Pharmaceuticals Inc.(a)	347,123	16,470,986
Iovance Biotherapeutics Inc.(a)(b)	359,086	11,821,111
Moderna Inc.(a)(b)	752,216	53,219,282
Neurocrine Biosciences Inc.(a)(b)	244,427	23,504,100
Sage Therapeutics Inc.(a)(b)	135,947	8,309,081
Sarepta Therapeutics Inc.(a)(b)	197,806	27,777,897
Seattle Genetics Inc.(a)	320,769	62,771,286
United Therapeutics Corp.(a)	115,295	11,644,795

		567,404,935

Building Products — 2.0%
A O Smith Corp.	352,598	18,617,174
Allegion PLC	244,839	24,217,025
Armstrong World Industries Inc.	126,567	8,709,075
AZEK Co. Inc. (The)(a)	106,699	3,714,192
Carrier Global Corp.	2,292,178	70,003,116
Fortune Brands Home & Security Inc.	365,951	31,662,081
Johnson Controls International PLC	1,967,997	80,392,677
Lennox International Inc.	91,860	25,041,955
Masco Corp.	691,191	38,105,360
Owens Corning	284,080	19,547,545

51

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Trane Technologies PLC	630,962	$76,504,143
Trex Co. Inc.(a)(b)	307,352	22,006,403

		418,520,746

Capital Markets — 3.5%
Affiliated Managers Group Inc.(b)	118,381	8,094,893
Ameriprise Financial Inc.	316,667	48,801,551
Apollo Global Management Inc.	453,279	20,284,235
Ares Management Corp., Class A	260,615	10,534,058
Carlyle Group Inc. (The)	309,385	7,632,528
Cboe Global Markets Inc.	290,932	25,526,374
E*TRADE Financial Corp.	587,981	29,428,449
Eaton Vance Corp., NVS	294,195	11,223,539
Evercore Inc., Class A	104,870	6,864,790
FactSet Research Systems Inc.	98,661	33,039,596
Franklin Resources Inc.	719,870	14,649,354
Interactive Brokers Group Inc., Class A	191,644	9,262,155
Invesco Ltd.	1,001,858	11,431,200
KKR & Co. Inc.	1,404,526	48,231,423
Lazard Ltd., Class A	267,954	8,855,880
LPL Financial Holdings Inc.	208,613	15,994,359
MarketAxess Holdings Inc.	97,055	46,740,717
Morningstar Inc.	56,223	9,029,976
MSCI Inc.	215,074	76,734,102
Nasdaq Inc.	300,854	36,917,794
Northern Trust Corp.	505,437	39,408,923
Raymond James Financial Inc.	326,228	23,736,349
SEI Investments Co.	306,496	15,545,477
State Street Corp.	927,975	55,056,757
T Rowe Price Group Inc.	597,553	76,618,246
TD Ameritrade Holding Corp.	690,028	27,014,596
Tradeweb Markets Inc., Class A(b)	218,289	12,660,762
Virtu Financial Inc., Class A	167,516	3,854,543

		733,172,626

Chemicals — 2.4%
Albemarle Corp.	280,447	25,038,308
Ashland Global Holdings Inc.	146,992	10,424,673
Axalta Coating Systems Ltd.(a)	559,645	12,407,330
Cabot Corp.	147,987	5,331,972
Celanese Corp.	309,420	33,247,179
CF Industries Holdings Inc.	567,401	17,424,885
Chemours Co. (The)	433,910	9,073,058
Corteva Inc.	1,977,582	56,974,137
Eastman Chemical Co.	360,406	28,154,917
Element Solutions Inc.(a)(b)	576,535	6,059,383
FMC Corp.	340,302	36,041,385
Huntsman Corp.	532,082	11,817,541
International Flavors & Fragrances Inc.	280,988	34,406,981
LyondellBasell Industries NV, Class A	676,264	47,669,849
Mosaic Co. (The)	917,757	16,767,420
NewMarket Corp.	18,253	6,248,367
Olin Corp.	378,822	4,689,816
PPG Industries Inc.	623,100	76,068,048
RPM International Inc.	339,719	28,142,322
Scotts Miracle-Gro Co. (The)	107,655	16,461,526
Valvoline Inc.	492,337	9,374,096
Westlake Chemical Corp.	90,095	5,695,806
WR Grace & Co.	149,300	6,015,297

		503,534,296

Security	Shares	Value

Commercial Services & Supplies — 1.3%
ADT Inc.	409,252	$3,343,589
Cintas Corp.	233,076	77,574,685
Clean Harbors Inc.(a)	136,722	7,660,534
Copart Inc.(a)	535,383	56,300,876
IAA Inc.(a)	356,799	18,578,524
MSA Safety Inc.	96,698	12,973,971
Republic Services Inc.	553,717	51,689,482
Rollins Inc.(b)	393,964	21,348,909
Stericycle Inc.(a)(b)	242,701	15,304,725
Terminix Global Holdings Inc.	351,426	14,014,869

		278,790,164

Communications Equipment — 0.9%
Arista Networks Inc.(a)(b)	155,962	32,273,217
Ciena Corp.(a)	406,142	16,119,776
CommScope Holding Co. Inc.(a)(b)	504,652	4,541,868
EchoStar Corp., Class A(a)	127,718	3,178,901
F5 Networks Inc.(a)(b)	161,983	19,886,653
Juniper Networks Inc.	873,554	18,781,411
Lumentum Holdings Inc.(a)	198,801	14,935,919
Motorola Solutions Inc.	448,930	70,396,713
Ubiquiti Inc.	22,396	3,732,517
ViaSat Inc.(a)(b)	153,119	5,265,763

		189,112,738

Construction & Engineering — 0.4%
AECOM(a)	406,064	16,989,718
Jacobs Engineering Group Inc.	332,777	30,871,722
Quanta Services Inc.	363,337	19,205,994
Valmont Industries Inc.	55,642	6,909,623

		73,977,057

Construction Materials — 0.5%
Eagle Materials Inc.	109,647	9,464,729
Martin Marietta Materials Inc.	163,319	38,438,760
Vulcan Materials Co.	348,069	47,177,272

		95,080,761

Consumer Finance — 0.7%
Ally Financial Inc.	992,859	24,890,975
Credit Acceptance Corp.(a)(b)	25,596	8,667,829
Discover Financial Services	807,219	46,641,114
LendingTree Inc.(a)(b)	20,972	6,436,097
OneMain Holdings Inc.	171,814	5,369,188
Santander Consumer USA Holdings Inc.	200,547	3,647,950
SLM Corp.	994,424	8,044,890
Synchrony Financial	1,533,876	40,141,535

		143,839,578

Containers & Packaging — 1.7%
Amcor PLC	4,147,029	45,824,671
AptarGroup Inc.	170,641	19,316,561
Ardagh Group SA	28,993	407,352
Avery Dennison Corp.	221,162	28,273,350
Ball Corp.	842,145	69,999,092
Berry Global Group Inc.(a)	352,865	17,050,437
Crown Holdings Inc.(a)	344,501	26,478,347
Graphic Packaging Holding Co.	738,537	10,405,986
International Paper Co.	1,035,300	41,971,062
Packaging Corp. of America	248,948	27,147,779
Sealed Air Corp.	412,959	16,026,939
Silgan Holdings Inc.	208,941	7,682,761
Sonoco Products Co.	266,120	13,590,748

52

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	681,769	$23,684,655

		347,859,740

Distributors — 0.4%
Genuine Parts Co.	369,206	35,137,335
LKQ Corp.(a)	804,799	22,317,076
Pool Corp.	103,042	34,471,671

		91,926,082

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)(b)	158,909	24,160,525
Chegg Inc.(a)(b)	321,753	22,986,034
frontdoor Inc.(a)(b)	227,478	8,851,169
Graham Holdings Co., Class B	9,972	4,029,785
Grand Canyon Education Inc.(a)	123,933	9,907,204
H&R Block Inc.	512,645	8,350,987
Service Corp. International	451,911	19,061,606

		97,347,310

Diversified Financial Services — 0.2%
Equitable Holdings Inc.	1,080,498	19,708,283
Jefferies Financial Group Inc.	602,385	10,842,930
Voya Financial Inc.	333,901	16,003,875

		46,555,088

Diversified Telecommunication Services — 0.2%
CenturyLink Inc.	2,907,707	29,338,764
GCI Liberty Inc., Class A(a)	262,188	21,488,928

		50,827,692

Electric Utilities — 2.7%
Alliant Energy Corp.	655,728	33,868,351
Avangrid Inc.	150,575	7,598,015
Edison International	942,741	47,928,952
Entergy Corp.	529,728	52,194,100
Evergy Inc.	601,614	30,574,024
Eversource Energy	906,572	75,744,091
FirstEnergy Corp.	1,436,252	41,234,795
Hawaiian Electric Industries Inc.	284,260	9,448,802
IDACORP Inc.	133,819	10,692,138
NRG Energy Inc.	646,333	19,868,276
OGE Energy Corp.	531,000	15,924,690
PG&E Corp.(a)(b)	3,438,605	32,288,501
Pinnacle West Capital Corp.	299,052	22,294,327
PPL Corp.	2,033,609	55,334,501
Xcel Energy Inc.	1,389,724	95,904,853

		550,898,416

Electrical Equipment — 1.1%
Acuity Brands Inc.(b)	104,508	10,696,394
AMETEK Inc.	604,428	60,080,143
Generac Holdings Inc.(a)(b)	162,400	31,447,136
GrafTech International Ltd.(b)	181,745	1,243,136
Hubbell Inc.	143,542	19,642,287
nVent Electric PLC	412,822	7,302,821
Regal Beloit Corp.	107,563	10,096,939
Rockwell Automation Inc.	305,870	67,499,392
Sensata Technologies Holding PLC(a)	409,980	17,686,537
Vertiv Holdings Co.(a)	584,000	10,114,880

		235,809,665

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	762,731	82,580,885
Arrow Electronics Inc.(a)	201,907	15,882,005
Avnet Inc.	260,435	6,729,640

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CDW Corp./DE	373,379	$44,629,992
Cognex Corp.	437,732	28,496,353
Coherent Inc.(a)	64,100	7,110,613
Corning Inc.	1,978,061	64,108,957
Dolby Laboratories Inc., Class A	167,435	11,097,592
FLIR Systems Inc.	346,550	12,423,817
IPG Photonics Corp.(a)(b)	94,127	15,998,766
Jabil Inc.	390,573	13,381,031
Keysight Technologies Inc.(a)	493,093	48,707,727
Littelfuse Inc.	62,537	11,090,312
National Instruments Corp.	342,397	12,223,573
SYNNEX Corp.(b)	110,354	15,456,181
Trimble Inc.(a)	662,752	32,276,022
Zebra Technologies Corp., Class A(a)	137,878	34,808,680

		457,002,146

Energy Equipment & Services — 0.3%
Baker Hughes Co.	1,744,644	23,186,319
Halliburton Co.	2,328,026	28,052,713
Helmerich & Payne Inc.	277,601	4,066,855
National Oilwell Varco Inc.	1,030,906	9,340,008

		64,645,895

Entertainment — 1.3%
Liberty Media Corp.-Liberty Formula One, Class A(a)	63,897	2,141,189
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	526,630	19,100,870
Lions Gate Entertainment Corp., Class A(a)	154,666	1,466,234
Lions Gate Entertainment Corp., Class B, NVS(a)	303,752	2,648,717
Live Nation Entertainment Inc.(a)(b)	376,461	20,283,719
Madison Square Garden Entertainment Corp.(a)	49,432	3,385,598
Madison Square Garden Sports Corp.(a)(b)	49,819	7,496,763
Roku Inc.(a)(b)	278,859	52,648,579
Spotify Technology SA(a)(b)	345,932	83,912,725
Take-Two Interactive Software Inc.(a)	296,360	48,964,599
World Wrestling Entertainment Inc., Class A	114,542	4,635,515
Zynga Inc., Class A(a)(b)	2,357,400	21,499,488

		268,183,996

Equity Real Estate Investment Trusts (REITs) — 6.8%
Alexandria Real Estate Equities Inc.	330,265	52,842,400
American Campus Communities Inc.	363,719	12,701,067
American Homes 4 Rent, Class A	689,745	19,643,938
Americold Realty Trust	531,989	19,018,607
Apartment Investment & Management Co., Class A	393,383	13,264,875
Apple Hospitality REIT Inc.	556,926	5,352,059
AvalonBay Communities Inc.	370,872	55,386,024
Boston Properties Inc.	408,439	32,797,652
Brandywine Realty Trust	447,669	4,628,897
Brixmor Property Group Inc.	787,065	9,200,790
Brookfield Property REIT Inc., Class A(b)	115,836	1,417,833
Camden Property Trust	250,625	22,300,612
CoreSite Realty Corp.	106,767	12,692,461
Corporate Office Properties Trust	298,248	7,074,443
Cousins Properties Inc.	393,278	11,243,818
CubeSmart	513,272	16,583,818
CyrusOne Inc.	305,397	21,386,952
Douglas Emmett Inc.	442,016	11,094,602
Duke Realty Corp.	967,820	35,712,558
Empire State Realty Trust Inc., Class A	370,238	2,265,857
EPR Properties	194,362	5,344,955

53

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Commonwealth	310,073	$8,257,244
Equity LifeStyle Properties Inc.	462,057	28,324,094
Equity Residential	969,742	49,776,857
Essex Property Trust Inc.	171,349	34,405,166
Extra Space Storage Inc.	331,383	35,454,667
Federal Realty Investment Trust	199,918	14,681,978
First Industrial Realty Trust Inc.	335,386	13,348,363
Gaming and Leisure Properties Inc.(b)	546,933	20,198,236
Healthcare Trust of America Inc., Class A(b)	577,511	15,015,286
Healthpeak Properties Inc.	1,417,963	38,497,695
Highwoods Properties Inc.	273,253	9,173,103
Host Hotels & Resorts Inc.	1,857,734	20,044,950
Hudson Pacific Properties Inc.	399,042	8,750,991
Invitation Homes Inc.	1,489,445	41,689,566
Iron Mountain Inc.	759,969	20,359,569
JBG SMITH Properties	323,585	8,652,663
Kilroy Realty Corp.	298,963	15,534,117
Kimco Realty Corp.	1,097,448	12,357,264
Lamar Advertising Co., Class A	228,326	15,108,331
Life Storage Inc.	123,915	13,044,532
Medical Properties Trust Inc.	1,381,882	24,362,580
Mid-America Apartment Communities Inc.	299,122	34,683,196
National Retail Properties Inc.	455,014	15,702,533
Omega Healthcare Investors Inc.	597,784	17,897,653
Outfront Media Inc.	381,897	5,556,601
Paramount Group Inc.	502,684	3,559,003
Park Hotels & Resorts Inc.	598,971	5,983,720
Rayonier Inc.	347,122	9,177,906
Realty Income Corp.	906,479	55,068,599
Regency Centers Corp.	447,715	17,022,124
Rexford Industrial Realty Inc.	327,752	14,997,931
Simon Property Group Inc.	801,674	51,852,274
SL Green Realty Corp.	193,691	8,981,452
Spirit Realty Capital Inc.	273,253	9,222,289
STORE Capital Corp.	618,263	16,958,954
Sun Communities Inc.	253,909	35,702,144
Taubman Centers Inc.	154,747	5,151,528
UDR Inc.	778,413	25,384,048
Ventas Inc.	982,233	41,214,497
VEREIT Inc.	2,869,158	18,649,527
VICI Properties Inc.	1,419,053	33,163,269
Vornado Realty Trust	466,234	15,716,748
Weingarten Realty Investors	322,203	5,464,563
Welltower Inc.	1,102,837	60,755,290
Weyerhaeuser Co.	1,971,227	56,219,394
WP Carey Inc.	454,680	29,626,949

		1,412,703,662

Food & Staples Retailing — 0.6%
Albertsons Companies Inc., Class A(a)(b)	121,927	1,688,689
Casey’s General Stores Inc.	97,782	17,370,972
Grocery Outlet Holding Corp.(a)(b)	184,755	7,264,567
Kroger Co. (The)	2,043,715	69,302,376
Sprouts Farmers Market Inc.(a)(b)	313,193	6,555,129
U.S. Foods Holding Corp.(a)	583,740	12,970,703

		115,152,436

Food Products — 2.6%
Archer-Daniels-Midland Co.	1,462,420	67,987,906
Beyond Meat Inc.(a)(b)	134,543	22,342,211
Bunge Ltd.	357,779	16,350,500

Security	Shares	Value

Food Products (continued)
Campbell Soup Co.	466,516	$22,565,379
Conagra Brands Inc.	1,284,250	45,860,568
Flowers Foods Inc.	517,777	12,597,514
Hain Celestial Group Inc. (The)(a)(b)	216,151	7,413,979
Hershey Co. (The)	389,250	55,795,095
Hormel Foods Corp.(b)	733,435	35,857,637
Ingredion Inc.	178,314	13,494,804
JM Smucker Co. (The)	293,488	33,903,734
Kellogg Co.	660,758	42,678,359
Lamb Weston Holdings Inc.	387,741	25,695,596
McCormick & Co. Inc./MD, NVS	327,115	63,493,022
Pilgrim’s Pride Corp.(a)(b)	121,480	1,817,948
Post Holdings Inc.(a)	169,336	14,562,896
Seaboard Corp.	573	1,625,423
TreeHouse Foods Inc.(a)(b)	149,287	6,050,602
Tyson Foods Inc., Class A	757,517	45,057,111

		535,150,284

Gas Utilities — 0.3%
Atmos Energy Corp.	322,036	30,783,421
National Fuel Gas Co.	230,573	9,358,958
UGI Corp.	552,655	18,226,562

		58,368,941

Health Care Equipment & Supplies — 4.0%
ABIOMED Inc.(a)(b)	117,678	32,603,867
Align Technology Inc.(a)	206,016	67,441,398
Cooper Companies Inc. (The)	128,252	43,236,314
Dentsply Sirona Inc.	580,999	25,407,086
Envista Holdings Corp.(a)(b)	417,848	10,312,489
Globus Medical Inc., Class A(a)	196,935	9,752,221
Haemonetics Corp.(a)	132,365	11,548,846
Hill-Rom Holdings Inc.	177,154	14,794,130
Hologic Inc.(a)	675,332	44,889,318
ICU Medical Inc.(a)(b)	51,685	9,445,951
IDEXX Laboratories Inc.(a)(b)	222,280	87,380,491
Insulet Corp.(a)(b)	174,108	41,192,212
Integra LifeSciences Holdings Corp.(a)(b)	189,609	8,953,337
Masimo Corp.(a)(b)	129,747	30,628,077
Novocure Ltd.(a)(b)	264,098	29,396,748
Penumbra Inc.(a)	87,466	17,001,641
Quidel Corp.(a)(b)	98,726	21,658,510
ResMed Inc.	378,230	64,839,969
Steris PLC	221,046	38,946,095
Tandem Diabetes Care Inc.(a)	155,429	17,641,191
Teleflex Inc.	122,205	41,601,026
Varian Medical Systems Inc.(a)	238,816	41,076,352
West Pharmaceutical Services Inc.	193,604	53,221,740
Zimmer Biomet Holdings Inc.	547,089	74,480,696

		837,449,705

Health Care Providers & Services — 2.0%
Acadia Healthcare Co. Inc.(a)	233,481	6,883,020
Amedisys Inc.(a)	83,934	19,844,516
AmerisourceBergen Corp.	383,064	37,126,563
Cardinal Health Inc.	768,937	36,101,592
Chemed Corp.	41,164	19,773,127
DaVita Inc.(a)	220,335	18,871,693
Encompass Health Corp.	258,870	16,821,372
Guardant Health Inc.(a)(b)	197,381	22,063,248
Henry Schein Inc.(a)(b)	378,884	22,270,801
Laboratory Corp. of America Holdings(a)	255,549	48,112,210

54

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	426,333	$63,493,774
Molina Healthcare Inc.(a)	155,868	28,530,079
Oak Street Health Inc.(a)(b)	45,772	2,446,056
Premier Inc., Class A	163,514	5,368,165
Quest Diagnostics Inc.	351,894	40,288,344
Universal Health Services Inc., Class B	195,695	20,943,279

		408,937,839

Health Care Technology — 1.1%
Cerner Corp.	802,025	57,978,387
Change Healthcare Inc.(a)	626,081	9,084,435
Livongo Health Inc.(a)(b)	146,644	20,537,492
Teladoc Health Inc.(a)(b)	190,323	41,726,415
Veeva Systems Inc., Class A(a)	353,206	99,317,995

		228,644,724

Hotels, Restaurants & Leisure — 2.5%
Aramark	606,506	16,042,084
Carnival Corp.(b)	1,250,728	18,986,051
Chipotle Mexican Grill Inc.(a)	73,615	91,555,712
Choice Hotels International Inc.(b)	91,492	7,864,652
Darden Restaurants Inc.	345,646	34,820,378
Domino’s Pizza Inc.(b)	102,564	43,618,418
Dunkin’ Brands Group Inc.	217,840	17,843,274
Extended Stay America Inc.	470,152	5,618,316
Hilton Worldwide Holdings Inc.	720,073	61,436,628
Hyatt Hotels Corp., Class A	92,858	4,955,832
MGM Resorts International(b)	1,250,919	27,207,488
Norwegian Cruise Line Holdings Ltd.(a)(b)	730,381	12,496,819
Planet Fitness Inc., Class A(a)	213,001	13,125,122
Royal Caribbean Cruises Ltd.	466,178	30,175,702
Six Flags Entertainment Corp.	202,822	4,117,287
Vail Resorts Inc.(b)	106,130	22,708,636
Wendy’s Co. (The)	476,432	10,622,051
Wyndham Destinations Inc.	223,162	6,864,463
Wyndham Hotels & Resorts Inc.	243,610	12,302,305
Wynn Resorts Ltd.	260,117	18,679,002
Yum China Holdings Inc.(b)	1,058,625	56,054,194

		517,094,414

Household Durables — 1.6%
DR Horton Inc.	872,017	65,950,646
Garmin Ltd.	393,206	37,299,521
Leggett & Platt Inc.	350,808	14,442,765
Lennar Corp., Class A	714,035	58,322,379
Lennar Corp., Class B	40,562	2,663,301
Mohawk Industries Inc.(a)(b)	154,367	15,064,676
Newell Brands Inc.	1,020,484	17,511,505
NVR Inc.(a)	8,813	35,984,537
PulteGroup Inc.	710,753	32,900,756
Tempur Sealy International Inc.(a)	125,576	11,200,123
Toll Brothers Inc.	307,589	14,967,281
Whirlpool Corp.	162,107	29,809,856

		336,117,346

Household Products — 0.7%
Church & Dwight Co. Inc.	648,219	60,744,603
Clorox Co. (The)	333,034	69,993,756
Energizer Holdings Inc.	164,751	6,448,354
Reynolds Consumer Products Inc.	125,578	3,845,198
Spectrum Brands Holdings Inc.	112,649	6,439,017

		147,470,928

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,734,977	$31,420,434
Vistra Corp.	1,296,526	24,452,480

		55,872,914

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	143,548	17,565,969

Insurance — 3.5%
Alleghany Corp.	36,939	19,224,903
American Financial Group Inc./OH	189,725	12,707,781
American National Group Inc.	14,839	1,002,078
Arch Capital Group Ltd.(a)	1,045,079	30,568,561
Arthur J Gallagher & Co.	496,494	52,419,837
Assurant Inc.	158,366	19,211,379
Assured Guaranty Ltd.	201,394	4,325,943
Athene Holding Ltd., Class A(a)(b)	306,958	10,461,129
Axis Capital Holdings Ltd.	220,427	9,707,605
Brighthouse Financial Inc.(a)	246,588	6,635,683
Brown & Brown Inc.	626,279	28,351,650
Cincinnati Financial Corp.	397,899	31,024,185
CNA Financial Corp.	70,917	2,126,801
Erie Indemnity Co., Class A, NVS	66,794	14,045,442
Everest Re Group Ltd.	104,212	20,586,038
Fidelity National Financial Inc.	729,979	22,855,642
First American Financial Corp.	288,225	14,673,535
Globe Life Inc.	278,707	22,268,689
GoHealth Inc., Class A(a)(b)	110,061	1,433,545
Hanover Insurance Group Inc. (The)	100,584	9,372,417
Hartford Financial Services Group Inc. (The)	939,091	34,614,894
Kemper Corp.	164,017	10,961,256
Lemonade Inc.(a)(b)	33,710	1,676,061
Lincoln National Corp.	511,771	16,033,785
Loews Corp.	636,557	22,120,356
Markel Corp.(a)	35,498	34,564,403
Mercury General Corp.	67,313	2,784,739
Old Republic International Corp.	751,987	11,084,288
Primerica Inc.	102,508	11,597,755
Principal Financial Group Inc.	721,849	29,068,859
Prudential Financial Inc.	1,044,646	66,355,914
Reinsurance Group of America Inc.	179,981	17,132,391
RenaissanceRe Holdings Ltd.	134,293	22,794,894
Unum Group	540,172	9,091,095
White Mountains Insurance Group Ltd.	8,022	6,249,138
Willis Towers Watson PLC	339,637	70,922,998
WR Berkley Corp.	370,017	22,626,540

		722,682,209

Interactive Media & Services — 1.4%
IAC/InterActiveCorp.(a)	199,305	23,872,753
Match Group Inc(a)	587,301	64,984,856
Pinterest Inc., Class A(a)	1,056,862	43,870,342
TripAdvisor Inc.	267,064	5,231,784
Twitter Inc.(a)(b)	2,032,275	90,436,237
Zillow Group Inc., Class A(a)	152,906	15,526,075
Zillow Group Inc., Class C, NVS(a)(b)	372,484	37,840,649

		281,762,696

Internet & Direct Marketing Retail — 0.7%
Etsy Inc.(a)	310,209	37,730,721
Expedia Group Inc.	354,850	32,536,197
Grubhub Inc.(a)	244,315	17,671,304
Qurate Retail Inc., Series A	1,011,596	7,263,259

55

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)(b)	175,315	$51,018,418

		146,219,899

IT Services — 4.2%
Akamai Technologies Inc.(a)	421,296	46,570,060
Alliance Data Systems Corp.	124,790	5,238,684
Amdocs Ltd.	352,426	20,232,777
BigCommerce Holdings Inc., Series 1(a)(b)	23,478	1,955,717
Black Knight Inc.(a)	401,571	34,956,756
Booz Allen Hamilton Holding Corp.	358,986	29,788,658
Broadridge Financial Solutions Inc.	301,056	39,739,392
CACI International Inc., Class A(a)	65,979	14,064,084
DXC Technology Co.	673,770	12,026,795
EPAM Systems Inc.(a)(b)	139,924	45,234,631
Euronet Worldwide Inc.(a)(b)	133,572	12,168,409
Fastly Inc., Class A(a)(b)	209,276	19,604,976
FleetCor Technologies Inc.(a)	217,429	51,769,845
Gartner Inc.(a)(b)	229,964	28,734,002
Genpact Ltd.	498,485	19,415,991
GoDaddy Inc., Class A(a)(b)	439,967	33,424,293
Jack Henry & Associates Inc.	200,043	32,524,991
Leidos Holdings Inc.	357,606	31,880,575
MongoDB Inc.(a)(b)	133,491	30,904,501
Okta Inc.(a)	303,367	64,875,033
Paychex Inc.	846,851	67,553,304
Sabre Corp.	732,857	4,770,899
Science Applications International Corp.	154,160	12,089,227
StoneCo Ltd., Class A(a)(b)	468,305	24,768,651
Switch Inc., Class A	234,611	3,662,278
Twilio Inc., Class A(a)	361,992	89,444,603
VeriSign Inc.(a)	269,452	55,197,242
Western Union Co. (The)	1,089,627	23,350,707
WEX Inc.(a)	115,026	15,985,163

		871,932,244

Leisure Products — 0.4%
Brunswick Corp./DE	209,570	12,345,769
Hasbro Inc.	338,019	27,960,932
Mattel Inc.(a)	913,306	10,685,680
Peloton Interactive Inc., Class A(a)(b)	259,827	25,785,231
Polaris Inc.	154,383	14,564,492

		91,342,104

Life Sciences Tools & Services — 2.6%
10X Genomics Inc., Class A(a)(b)	152,407	19,002,105
Adaptive Biotechnologies Corp.(a)(b)	196,636	9,562,409
Agilent Technologies Inc.	817,360	82,504,318
Avantor Inc.(a)	1,173,341	26,388,439
Berkeley Lights Inc.(a)(b)	24,805	1,894,110
Bio-Rad Laboratories Inc., Class A(a)	56,088	28,911,120
Bio-Techne Corp.	100,926	25,002,398
Bruker Corp.	274,334	10,904,776
Charles River Laboratories International Inc.(a)	129,805	29,394,342
IQVIA Holdings Inc.(a)	502,249	79,169,510
Mettler-Toledo International Inc.(a)	62,216	60,085,102
PerkinElmer Inc.(b)	292,366	36,694,857
PPD Inc.(a)(b)	424,029	15,684,833
PRA Health Sciences Inc.(a)	167,800	17,021,632
QIAGEN NV(a)(b)	597,585	31,229,792
Repligen Corp.(a)	138,782	20,475,896
Syneos Health Inc.(a)	183,302	9,744,334

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	160,570	$31,420,338

		535,090,311

Machinery — 4.2%
AGCO Corp.	164,106	12,188,153
Allison Transmission Holdings Inc.	299,353	10,519,264
Colfax Corp.(a)(b)	258,669	8,111,860
Crane Co.	129,286	6,481,107
Cummins Inc.	389,481	82,242,808
Donaldson Co. Inc.	337,293	15,657,141
Dover Corp.	378,161	40,969,963
Flowserve Corp.	345,619	9,431,943
Fortive Corp.	784,240	59,766,930
Gates Industrial Corp. PLC(a)	104,688	1,164,131
Graco Inc.	438,778	26,919,030
IDEX Corp.	197,891	36,097,297
Ingersoll Rand Inc.(a)	920,979	32,786,852
ITT Inc.	229,630	13,559,652
Lincoln Electric Holdings Inc.	151,610	13,954,184
Middleby Corp. (The)(a)	146,366	13,130,494
Nordson Corp.	152,643	29,279,980
Oshkosh Corp.	179,930	13,224,855
Otis Worldwide Corp.	1,076,903	67,220,285
PACCAR Inc.	895,791	76,393,056
Parker-Hannifin Corp.	337,937	68,378,173
Pentair PLC	438,549	20,072,388
Snap-on Inc.	142,940	21,030,762
Stanley Black & Decker Inc.	406,810	65,984,582
Timken Co. (The)	168,276	9,123,925
Toro Co. (The)	284,053	23,846,249
Trinity Industries Inc.	241,173	4,702,874
Westinghouse Air Brake Technologies Corp.	480,982	29,763,166
Woodward Inc.(b)	147,855	11,852,057
Xylem Inc./NY	470,526	39,580,647

		863,433,808

Marine — 0.0%
Kirby Corp.(a)	158,283	5,725,096

Media — 1.7%
Altice USA Inc., Class A(a)	811,111	21,088,886
Cable One Inc.	14,183	26,741,054
Discovery Inc., Class A(a)(b)	414,662	9,027,192
Discovery Inc., Class C, NVS(a)	865,263	16,959,155
DISH Network Corp., Class A(a)(b)	652,989	18,956,271
Fox Corp., Class A, NVS(b)	901,309	25,083,429
Fox Corp., Class B(a)	425,124	11,890,718
Interpublic Group of Companies Inc. (The)	1,032,450	17,210,941
John Wiley & Sons Inc., Class A	114,623	3,634,695
Liberty Broadband Corp., Class A(a)	65,737	9,322,164
Liberty Broadband Corp., Class C, NVS(a)	276,078	39,443,264
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	220,494	7,313,786
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	460,963	15,248,656
New York Times Co. (The), Class A(b)	432,592	18,510,612
News Corp., Class A, NVS	1,030,930	14,453,638
News Corp., Class B	313,956	4,389,105
Nexstar Media Group Inc., Class A	116,244	10,453,823
Omnicom Group Inc.	565,177	27,976,261
Sirius XM Holdings Inc.(b)	3,133,336	16,794,681
ViacomCBS Inc., Class A	26,703	808,834

56

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
ViacomCBS Inc., Class B, NVS	1,428,272	$40,005,899

		355,313,064

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	3,824,164	59,809,925
Nucor Corp.	792,092	35,533,247
Reliance Steel & Aluminum Co.	168,526	17,196,393
Royal Gold Inc.	174,191	20,932,532
Steel Dynamics Inc.	524,730	15,023,020

		148,495,117

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,474,730	20,513,494
Annaly Capital Management Inc.	3,726,100	26,529,832
New Residential Investment Corp.	1,100,863	8,751,861
Starwood Property Trust Inc.	726,104	10,956,910

		66,752,097

Multi-Utilities — 2.1%
Ameren Corp.	649,304	51,346,960
CenterPoint Energy Inc.	1,338,682	25,903,497
CMS Energy Corp.	752,598	46,217,043
Consolidated Edison Inc.	884,095	68,782,591
DTE Energy Co.	506,431	58,259,822
MDU Resources Group Inc.	529,701	11,918,273
NiSource Inc.	1,017,212	22,378,664
Public Service Enterprise Group Inc.	1,333,764	73,236,981
WEC Energy Group Inc.	834,505	80,863,535

		438,907,366

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	618,445	56,488,766
Kohl’s Corp.	411,548	7,625,985
Nordstrom Inc.(b)	286,684	3,417,273
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	146,082	12,760,263

		80,292,287

Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp.	722,848	3,881,694
Apache Corp.	1,003,259	9,500,863
Cabot Oil & Gas Corp.	1,041,766	18,085,058
Cheniere Energy Inc.(a)	614,940	28,453,274
Cimarex Energy Co.	266,819	6,491,706
Concho Resources Inc.	518,581	22,879,794
Continental Resources Inc./OK	198,685	2,439,852
Devon Energy Corp.	1,014,500	9,597,170
Diamondback Energy Inc.	418,615	12,608,684
EQT Corp.	677,348	8,758,109
Equitrans Midstream Corp.	1,084,164	9,172,027
Hess Corp.	729,885	29,874,193
HollyFrontier Corp.	396,705	7,819,055
Marathon Oil Corp.	2,093,729	8,563,351
Marathon Petroleum Corp.	1,705,379	50,035,820
Murphy Oil Corp.	386,312	3,445,903
Noble Energy Inc.	1,265,143	10,816,973
Occidental Petroleum Corp.(b)	2,228,690	22,309,187
ONEOK Inc.	1,165,992	30,292,472
Parsley Energy Inc., Class A	799,636	7,484,593
Pioneer Natural Resources Co.	432,029	37,150,174
Targa Resources Corp.	612,046	8,587,005
Williams Companies Inc. (The)	3,209,260	63,061,959
WPX Energy Inc.(a)	1,068,302	5,234,680

		416,543,596

Security	Shares	Value

Personal Products — 0.1%
Coty Inc., Class A	706,987	$1,908,865
Herbalife Nutrition Ltd.(a)(b)	238,591	11,130,270
Nu Skin Enterprises Inc., Class A	136,294	6,826,967

		19,866,102

Pharmaceuticals — 0.9%
Catalent Inc.(a)	431,298	36,944,987
Elanco Animal Health Inc.(a)(b)	1,062,359	29,671,687
Horizon Therapeutics PLC(a)	513,860	39,916,645
Jazz Pharmaceuticals PLC(a)(b)	143,674	20,486,475
Mylan NV(a)(b)	1,370,347	20,322,246
Nektar Therapeutics(a)(b)	460,374	7,637,605
Perrigo Co. PLC	360,725	16,560,885
Reata Pharmaceuticals Inc., Class A(a)(b)	62,965	6,134,050
Royalty Pharma PLC, Class A	226,028	9,508,998

		187,183,578

Professional Services — 2.0%
CoreLogic Inc.	210,387	14,236,888
CoStar Group Inc.(a)(b)	103,030	87,421,985
Dun & Bradstreet Holdings Inc.(a)(b)	227,720	5,843,295
Equifax Inc.	318,971	50,046,550
FTI Consulting Inc.(a)(b)	93,109	9,866,761
IHS Markit Ltd.	1,048,883	82,347,804
ManpowerGroup Inc.	153,861	11,282,627
Nielsen Holdings PLC	946,781	13,425,355
Robert Half International Inc.	296,642	15,704,228
TransUnion	499,971	42,062,560
Verisk Analytics Inc.	418,830	77,613,387

		409,851,440

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(b)	878,008	41,240,036
Howard Hughes Corp. (The)(a)(b)	103,631	5,969,145
Jones Lang LaSalle Inc.	136,824	13,088,584

		60,297,765

Road & Rail — 0.9%
AMERCO	23,707	8,439,218
JB Hunt Transport Services Inc.	222,845	28,163,151
Kansas City Southern	249,767	45,165,367
Knight-Swift Transportation Holdings Inc.(b)	332,105	13,516,673
Landstar System Inc.	101,340	12,717,157
Lyft Inc., Class A(a)(b)	647,160	17,829,258
Old Dominion Freight Line Inc.	257,004	46,497,164
Ryder System Inc.	136,428	5,762,719
Schneider National Inc., Class B	148,298	3,667,409

		181,758,116

Semiconductors & Semiconductor Equipment — 3.4%
Cirrus Logic Inc.(a)	155,222	10,469,724
Cree Inc.(a)(b)	287,552	18,328,564
Enphase Energy Inc.(a)(b)	280,751	23,187,225
Entegris Inc.(b)	356,022	26,466,675
First Solar Inc.(a)	243,639	16,128,902
Inphi Corp.(a)(b)	127,008	14,256,648
KLA Corp.	410,001	79,433,594
Marvell Technology Group Ltd.(b)	1,739,854	69,072,204
Maxim Integrated Products Inc.	699,576	47,298,333
Microchip Technology Inc.	639,050	65,668,778
MKS Instruments Inc.	145,051	15,843,921
Monolithic Power Systems Inc.	115,664	32,340,811
ON Semiconductor Corp.(a)(b)	1,078,269	23,387,655
Qorvo Inc.(a)	302,861	39,072,098

57

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Inc.	439,789	$63,989,299
SolarEdge Technologies Inc.(a)(b)	129,834	30,945,934
Teradyne Inc.(b)	434,360	34,514,246
Universal Display Corp.	114,053	20,613,939
Xilinx Inc.	644,555	67,188,413

		698,206,963

Software — 7.6%
2U Inc.(a)(b)	180,510	6,112,069
Alteryx Inc., Class A(a)(b)	139,981	15,894,842
Anaplan Inc.(a)	346,313	21,672,267
ANSYS Inc.(a)(b)	226,164	74,007,646
Aspen Technology Inc.(a)(b)	179,615	22,737,463
Avalara Inc.(a)(b)	218,853	27,868,741
Bill.Com Holdings Inc.(a)(b)	144,676	14,512,449
Cadence Design Systems Inc.(a)	728,125	77,639,969
CDK Global Inc.	323,607	14,106,029
Ceridian HCM Holding Inc.(a)	282,109	23,316,309
Citrix Systems Inc.	324,588	44,699,013
Cloudflare Inc., Class A(a)(b)	289,747	11,897,012
Coupa Software Inc.(a)(b)	175,028	47,999,679
Crowdstrike Holdings Inc., Class A(a)(b)	399,797	54,900,124
Datadog Inc., Class A(a)(b)	400,591	40,924,376
DocuSign Inc.(a)	471,451	101,475,113
Dropbox Inc., Class A(a)	652,185	12,561,083
Duck Creek Technologies Inc.(a)(b)	37,951	1,724,114
Dynatrace Inc.(a)(b)	485,501	19,915,251
Elastic NV(a)(b)	173,113	18,677,161
Everbridge Inc.(a)(b)	91,104	11,454,506
Fair Isaac Corp.(a)	73,430	31,235,653
FireEye Inc.(a)(b)	589,967	7,283,143
Five9 Inc.(a)(b)	163,985	21,265,575
Fortinet Inc.(a)	349,956	41,228,316
Globant SA(a)	102,226	18,320,944
Guidewire Software Inc.(a)(b)	220,678	23,010,095
HubSpot Inc.(a)	109,994	32,143,547
Jamf Holding Corp.(a)(b)	52,995	1,993,142
Manhattan Associates Inc.(a)	168,077	16,049,673
Medallia Inc.(a)(b)	217,608	5,966,811
nCino Inc.(a)(b)	20,395	1,625,074
New Relic Inc.(a)(b)	133,801	7,541,024
NortonLifeLock Inc.	1,457,515	30,374,613
Nuance Communications Inc.(a)(b)	747,068	24,795,187
Nutanix Inc., Class A(a)(b)	491,244	10,895,792
Pagerduty Inc.(a)(b)	182,030	4,934,833
Palo Alto Networks Inc.(a)	249,445	61,051,664
Paycom Software Inc.(a)	129,485	40,308,680
Paylocity Holding Corp.(a)(b)	91,935	14,840,148
Pegasystems Inc.	104,774	12,681,845
Pluralsight Inc., Class A(a)	277,058	4,746,003
Proofpoint Inc.(a)(b)	150,454	15,880,420
PTC Inc.(a)(b)	277,286	22,937,098
RealPage Inc.(a)(b)	233,422	13,454,444
RingCentral Inc., Class A(a)	204,346	56,115,455
Slack Technologies Inc., Class A(a)(b)	1,013,194	27,214,391
Smartsheet Inc., Class A(a)(b)	293,483	14,503,930
SolarWinds Corp.(a)(b)	123,090	2,503,651
Splunk Inc.(a)	419,882	78,992,401
SS&C Technologies Holdings Inc.	590,418	35,732,097
Synopsys Inc.(a)	395,504	84,629,946
Teradata Corp.(a)(b)	273,321	6,204,387

Security	Shares	Value

Software (continued)
Trade Desk Inc. (The), Class A(a)(b)	108,846	$56,467,128
Tyler Technologies Inc.(a)(b)	104,194	36,317,861
Zendesk Inc.(a)(b)	300,509	30,928,386
Zscaler Inc.(a)(b)	186,855	26,288,630

		1,584,557,203

Specialty Retail — 2.9%
Advance Auto Parts Inc.	177,009	27,170,881
AutoNation Inc.(a)	152,141	8,052,823
AutoZone Inc.(a)	61,651	72,602,684
Best Buy Co. Inc.	602,182	67,016,835
Burlington Stores Inc.(a)(b)	170,735	35,186,776
CarMax Inc.(a)	428,294	39,364,502
Carvana Co.(a)	144,526	32,237,970
Dick’s Sporting Goods Inc.	163,433	9,459,502
Five Below Inc.(a)(b)	145,075	18,424,525
Floor & Decor Holdings Inc., Class A(a)(b)	249,033	18,627,668
Foot Locker Inc.	274,898	9,079,881
Gap Inc. (The)	484,990	8,259,380
L Brands Inc.	609,458	19,386,859
O’Reilly Automotive Inc.(a)	193,480	89,209,758
Penske Automotive Group Inc.	84,558	4,030,034
Tiffany & Co.	318,345	36,880,268
Tractor Supply Co.	304,272	43,614,348
Ulta Beauty Inc.(a)(b)	143,109	32,053,554
Vroom Inc.(a)(b)	65,084	3,370,050
Williams-Sonoma Inc.	204,153	18,463,597

		592,491,895

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	3,428,913	32,128,915
HP Inc.	3,778,710	71,757,703
NCR Corp.(a)(b)	337,734	7,477,431
NetApp Inc.	588,395	25,795,237
Pure Storage Inc., Class A(a)(b)	641,729	9,876,209
Western Digital Corp.	797,403	29,145,080
Xerox Holdings Corp.	480,598	9,020,824

		185,201,399

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)(b)	377,066	6,787,188
Carter’s Inc.	113,797	9,852,544
Columbia Sportswear Co.	76,479	6,652,143
Hanesbrands Inc.	921,285	14,510,239
Lululemon Athletica Inc.(a)	300,329	98,919,363
PVH Corp.	186,584	11,127,870
Ralph Lauren Corp.	121,694	8,271,541
Skechers U.S.A. Inc., Class A(a)	355,371	10,739,311
Tapestry Inc.	734,751	11,484,158
Under Armour Inc., Class A(a)(b)	497,742	5,589,643
Under Armour Inc., Class C, NVS(a)(b)	503,539	4,954,824
VF Corp.	850,156	59,723,459

		248,612,283

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	897,272	7,949,830
New York Community Bancorp. Inc.	1,195,038	9,882,964
TFS Financial Corp.	106,704	1,567,482

		19,400,276

Trading Companies & Distributors — 1.0%
Air Lease Corp.	282,953	8,324,477
Fastenal Co.	1,511,091	68,135,093
HD Supply Holdings Inc.(a)	427,598	17,634,142

58

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
MSC Industrial Direct Co. Inc., Class A	118,710	$7,511,969
United Rentals Inc.(a)(b)	188,975	32,976,137
Univar Solutions Inc.(a)	443,129	7,480,018
Watsco Inc.	86,559	20,158,725
WW Grainger Inc.	117,149	41,795,249

		204,015,810

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	195,098	5,246,185

Water Utilities — 0.4%
American Water Works Co. Inc.	478,275	69,292,482
Essential Utilities Inc.	594,355	23,922,789

		93,215,271

Wireless Telecommunication Services — 0.0%
Telephone and Data Systems Inc.	264,595	4,879,132
U.S. Cellular Corp.(a)(b)	28,383	838,150

		5,717,282

Total Common Stocks — 99.7% (Cost: $16,214,277,178)		20,703,950,683

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	1,046,021,333	1,046,962,753
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	28,780,000	28,780,000

		1,075,742,753

Total Short-Term Investments — 5.2% (Cost: $1,074,819,901)		1,075,742,753

Total Investments in Securities — 104.9% (Cost: $17,289,097,079)		21,779,693,436

Other Assets, Less Liabilities — (4.9)%		(1,019,715,057)

Net Assets — 100.0%		$20,759,978,379

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

59

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise Inc.(a)(b)	291,287	$26,419,731
BWX Technologies Inc.	282,409	15,902,451
HEICO Corp.(b)	166,664	17,443,054
HEICO Corp., Class A(b)	290,628	25,767,078
Huntington Ingalls Industries Inc.	17,682	2,488,742
Mercury Systems Inc.(a)(b)	205,391	15,909,587
TransDigm Group Inc.	53,917	25,617,045
Virgin Galactic Holdings Inc.(a)(b)	267,456	5,143,179

		134,690,867

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	95,419	9,750,868
Expeditors International of Washington Inc.	472,985	42,814,602
XPO Logistics Inc.(a)	21,359	1,808,253

		54,373,723

Beverages — 0.8%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	41,323	36,503,085
Brown-Forman Corp., Class A	177,196	12,169,821
Brown-Forman Corp., Class B, NVS(b)	715,446	53,887,393

		102,560,299

Biotechnology — 5.9%
ACADIA Pharmaceuticals Inc.(a)	514,531	21,224,404
Acceleron Pharma Inc.(a)(b)	224,530	25,266,361
Agios Pharmaceuticals Inc.(a)(b)	25,481	891,835
Alexion Pharmaceuticals Inc.(a)	151,989	17,392,101
Alnylam Pharmaceuticals Inc.(a)(b)	534,779	77,863,822
BioMarin Pharmaceutical Inc.(a)(b)	761,586	57,941,463
Bluebird Bio Inc.(a)(b)	136,206	7,348,314
Exact Sciences Corp.(a)(b)	600,527	61,223,727
Exelixis Inc.(a)	509,175	12,449,329
Global Blood Therapeutics Inc.(a)(b)	270,656	14,923,972
Immunomedics Inc.(a)	954,363	81,149,486
Incyte Corp.(a)	843,716	75,715,074
Ionis Pharmaceuticals Inc.(a)(b)	297,406	14,111,915
Iovance Biotherapeutics Inc.(a)(b)	635,986	20,936,659
Moderna Inc.(a)(b)	1,323,976	93,671,302
Neurocrine Biosciences Inc.(a)(b)	427,577	41,115,804
Sage Therapeutics Inc.(a)(b)	17,806	1,088,303
Sarepta Therapeutics Inc.(a)(b)	345,968	48,584,286
Seattle Genetics Inc.(a)	564,334	110,434,520

		783,332,677

Building Products — 0.9%
Allegion PLC	277,671	27,464,439
Armstrong World Industries Inc.	82,937	5,706,895
AZEK Co. Inc. (The)(a)	29,894	1,040,610
Carrier Global Corp.	1,449,806	44,277,075
Trex Co. Inc.(a)(b)	536,992	38,448,627

		116,937,646

Capital Markets — 3.0%
Apollo Global Management Inc.	392,424	17,560,974
Ares Management Corp., Class A	455,059	18,393,485
Carlyle Group Inc. (The)	51,488	1,270,209
Cboe Global Markets Inc.	109,442	9,602,441
FactSet Research Systems Inc.	172,619	57,806,651
LPL Financial Holdings Inc.	29,179	2,237,154
MarketAxess Holdings Inc.	170,860	82,284,467
Morningstar Inc.	83,749	13,450,927
MSCI Inc.	377,963	134,849,639

Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group Inc.	267,261	$34,268,205
Tradeweb Markets Inc., Class A(b)	328,256	19,038,848
Virtu Financial Inc., Class A	262,593	6,042,265

		396,805,265

Chemicals — 0.7%
FMC Corp.	117,702	12,465,819
NewMarket Corp.	26,108	8,937,291
RPM International Inc.	496,759	41,151,516
Scotts Miracle-Gro Co. (The)	176,461	26,982,651
WR Grace & Co.	94,643	3,813,166

		93,350,443

Commercial Services & Supplies — 2.0%
Cintas Corp.	362,854	120,768,697
Copart Inc.(a)	942,086	99,069,764
IAA Inc.(a)	150,335	7,827,943
MSA Safety Inc.	37,996	5,097,923
Rollins Inc.(b)	602,942	32,673,427

		265,437,754

Communications Equipment — 0.5%
Arista Networks Inc.(a)(b)	224,291	46,412,537
CommScope Holding Co. Inc.(a)(b)	56,352	507,168
Lumentum Holdings Inc.(a)	37,649	2,828,569
Motorola Solutions Inc.	80,011	12,546,525
Ubiquiti Inc.	32,694	5,448,782

		67,743,581

Construction & Engineering — 0.0%
Quanta Services Inc.	129,940	6,868,628

Consumer Finance — 0.1%
Credit Acceptance Corp.(a)(b)	3,326	1,126,317
LendingTree Inc.(a)(b)	34,520	10,593,843
SLM Corp.	406,691	3,290,130

		15,010,290

Containers & Packaging — 1.3%
Amcor PLC	1,099,103	12,145,088
Avery Dennison Corp.	159,337	20,369,642
Ball Corp.(b)	1,385,577	115,169,160
Berry Global Group Inc.(a)	207,392	10,021,182
Crown Holdings Inc.(a)(b)	62,827	4,828,883
Graphic Packaging Holding Co.	285,050	4,016,355

		166,550,310

Distributors — 0.5%
Pool Corp.	180,217	60,289,795

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions Inc.(a)(b)	193,146	29,365,918
Chegg Inc.(a)(b)	562,173	40,161,639
frontdoor Inc.(a)(b)	67,654	2,632,417
H&R Block Inc.	620,178	10,102,700

		82,262,674

Electric Utilities — 0.1%
NRG Energy Inc.	388,748	11,950,114

Electrical Equipment — 1.0%
Generac Holdings Inc.(a)	259,032	50,158,956
Rockwell Automation Inc.	261,994	57,816,836
Vertiv Holdings Co.(a)	1,015,480	17,588,114

		125,563,906

60

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	793,757	$85,940,070
CDW Corp./DE	657,278	78,564,439
Cognex Corp.(b)	765,739	49,849,609
Coherent Inc.(a)(b)	91,375	10,136,229
Dolby Laboratories Inc., Class A	33,004	2,187,505
IPG Photonics Corp.(a)(b)	11,031	1,874,939
Jabil Inc.	131,384	4,501,216
Keysight Technologies Inc.(a)(b)	292,252	28,868,653
Zebra Technologies Corp., Class A(a)	223,014	56,302,114

		318,224,774

Entertainment — 3.0%
Live Nation Entertainment Inc.(a)(b)	659,317	35,524,000
Roku Inc.(a)(b)	490,789	92,660,963
Spotify Technology SA(a)(b)	607,721	147,414,883
Take-Two Interactive Software Inc.(a)(b)	481,928	79,624,144
World Wrestling Entertainment Inc., Class A	209,498	8,478,384
Zynga Inc., Class A(a)(b)	3,393,727	30,950,791

		394,653,165

Equity Real Estate Investment Trusts (REITs) — 1.3%
Americold Realty Trust	93,260	3,334,045
Brookfield Property REIT Inc., Class A(b)	191,919	2,349,089
CoreSite Realty Corp.	125,296	14,895,188
Equity LifeStyle Properties Inc.	331,379	20,313,533
Extra Space Storage Inc.	412,693	44,154,024
Iron Mountain Inc.	778,995	20,869,276
Simon Property Group Inc.	1,109,658	71,772,679

		177,687,834

Food & Staples Retailing — 0.1%
Albertsons Companies Inc., Class A(a)(b)	79,861	1,106,075
Grocery Outlet Holding Corp.(a)(b)	174,701	6,869,243
Sprouts Farmers Market Inc.(a)(b)	455,105	9,525,348

		17,500,666

Food Products — 1.7%
Beyond Meat Inc.(a)(b)	191,132	31,739,380
Campbell Soup Co.	405,620	19,619,839
Hershey Co. (The)	527,737	75,645,822
Kellogg Co.	395,639	25,554,323
Lamb Weston Holdings Inc.	153,446	10,168,866
McCormick & Co. Inc./MD, NVS	321,003	62,306,682
Pilgrim’s Pride Corp.(a)(b)	82,216	1,230,363

		226,265,275

Health Care Equipment & Supplies — 7.3%
ABIOMED Inc.(a)(b)	205,815	57,023,104
Align Technology Inc.(a)	362,228	118,578,958
Cooper Companies Inc. (The)(b)	26,986	9,097,520
Haemonetics Corp.(a)	215,679	18,817,993
Hill-Rom Holdings Inc.	37,456	3,127,951
Hologic Inc.(a)	832,132	55,311,814
ICU Medical Inc.(a)(b)	24,309	4,442,713
IDEXX Laboratories Inc.(a)(b)	390,532	153,522,034
Insulet Corp.(a)(b)	303,796	71,875,096
Masimo Corp.(a)(b)	227,160	53,623,390
Novocure Ltd.(a)(b)	462,016	51,427,001
Penumbra Inc.(a)(b)	153,185	29,776,100
Quidel Corp.(a)(b)	172,731	37,893,727
ResMed Inc.	665,077	114,014,150
Steris PLC	21,098	3,717,257
Tandem Diabetes Care Inc.(a)	245,144	27,823,844
Teleflex Inc.	135,820	46,235,844

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	52,957	$9,108,604
West Pharmaceutical Services Inc.(b)	340,298	93,547,920

		958,965,020

Health Care Providers & Services — 2.6%
Amedisys Inc.(a)	146,862	34,722,583
AmerisourceBergen Corp.	325,208	31,519,159
Cardinal Health Inc.	1,354,652	63,600,911
Chemed Corp.	72,035	34,602,012
DaVita Inc.(a)(b)	65,137	5,578,984
Encompass Health Corp.	207,172	13,462,037
Guardant Health Inc.(a)	349,435	39,059,844
Laboratory Corp. of America Holdings(a)	24,309	4,576,656
McKesson Corp.	558,117	83,120,365
Molina Healthcare Inc.(a)	183,947	33,669,659
Oak Street Health Inc.(a)	42,652	2,279,323

		346,191,533

Health Care Technology — 3.0%
Cerner Corp.(b)	1,411,261	102,020,058
Change Healthcare Inc.(a)(b)	820,768	11,909,344
Livongo Health Inc.(a)(b)	256,829	35,968,901
Teladoc Health Inc.(a)(b)	300,076	65,788,662
Veeva Systems Inc., Class A(a)	620,088	174,362,545

		390,049,510

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill Inc.(a)(b)	129,286	160,794,291
Domino’s Pizza Inc.	180,495	76,760,914
Dunkin’ Brands Group Inc.	324,647	26,591,836
Planet Fitness Inc., Class A(a)	210,026	12,941,802
Vail Resorts Inc.(b)	15,031	3,216,183
Wendy’s Co. (The)	831,351	18,534,971
Wynn Resorts Ltd.	110,240	7,916,334
Yum China Holdings Inc.	129,730	6,869,203

		313,625,534

Household Durables — 0.2%
NVR Inc.(a)	1,606	6,557,491
Tempur Sealy International Inc.(a)	161,889	14,438,880

		20,996,371

Household Products — 1.6%
Church & Dwight Co. Inc.	1,140,341	106,861,355
Clorox Co. (The)	414,732	87,164,224
Energizer Holdings Inc.	225,198	8,814,250
Reynolds Consumer Products Inc.	62,690	1,919,568

		204,759,397

Insurance — 0.4%
Alleghany Corp.	6,209	3,231,474
Axis Capital Holdings Ltd.	35,613	1,568,397
Brown & Brown Inc.	59,274	2,683,334
Erie Indemnity Co., Class A, NVS	66,472	13,977,732
GoHealth Inc., Class A(a)(b)	20,529	267,390
Lincoln National Corp.	112,353	3,520,019
Primerica Inc.	113,621	12,855,080
RenaissanceRe Holdings Ltd.	79,492	13,492,972

		51,596,398

Interactive Media & Services — 1.7%
IAC/InterActiveCorp.(a)(b)	348,673	41,764,052
Match Group Inc(a)(b)	1,015,418	112,356,002
Pinterest Inc., Class A(a)	1,550,400	64,357,104
Zillow Group Inc., Class A(a)	29,773	3,023,150

61

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class C, NVS(a)(b)	70,185	$7,130,094

		228,630,402

Internet & Direct Marketing Retail — 1.2%
Etsy Inc.(a)	546,496	66,470,308
Expedia Group Inc.	71,246	6,532,546
Grubhub Inc.(a)(b)	41,530	3,003,865
Wayfair Inc., Class A(a)(b)	281,395	81,888,759

		157,895,478

IT Services — 8.7%
Akamai Technologies Inc.(a)(b)	610,262	67,458,361
BigCommerce Holdings Inc., Series 1(a)(b)	34,135	2,843,446
Black Knight Inc.(a)	703,286	61,221,046
Booz Allen Hamilton Holding Corp.	628,704	52,169,858
Broadridge Financial Solutions Inc.	530,075	69,969,900
CACI International Inc., Class A(a)	18,808	4,009,113
EPAM Systems Inc.(a)	246,268	79,613,519
Fastly Inc., Class A(a)(b)	366,516	34,335,219
FleetCor Technologies Inc.(a)(b)	382,355	91,038,726
Gartner Inc.(a)(b)	402,278	50,264,636
Genpact Ltd.	336,846	13,120,152
GoDaddy Inc., Class A(a)	769,614	58,467,576
Jack Henry & Associates Inc.	277,471	45,114,010
Leidos Holdings Inc.	61,412	5,474,880
MongoDB Inc.(a)(b)	233,798	54,126,575
Okta Inc.(a)(b)	533,509	114,090,900
Paychex Inc.	1,175,679	93,783,914
Science Applications International Corp.	35,202	2,760,541
StoneCo Ltd., Class A(a)(b)	831,326	43,968,832
Switch Inc., Class A	415,327	6,483,254
Twilio Inc., Class A(a)(b)	528,883	130,681,700
VeriSign Inc.(a)	281,920	57,751,312
Western Union Co. (The)	362,687	7,772,382
WEX Inc.(a)(b)	17,520	2,434,754

		1,148,954,606

Leisure Products — 0.2%
Mattel Inc.(a)	938,006	10,974,670
Peloton Interactive Inc., Class A(a)	109,108	10,827,878
Polaris Inc.	28,152	2,655,860

		24,458,408

Life Sciences Tools & Services — 3.5%
10X Genomics Inc., Class A(a)	266,920	33,279,586
Adaptive Biotechnologies Corp.(a)(b)	354,277	17,228,491
Agilent Technologies Inc.	122,663	12,381,603
Avantor Inc.(a)(b)	2,080,745	46,795,955
Berkeley Lights Inc.(a)(b)	23,811	1,818,208
Bio-Techne Corp.	165,957	41,112,528
Bruker Corp.	206,431	8,205,632
Charles River Laboratories International Inc.(a)	201,179	45,556,985
IQVIA Holdings Inc.(a)	335,119	52,824,808
Mettler-Toledo International Inc.(a)(b)	102,848	99,325,456
PerkinElmer Inc.	99,461	12,483,350
PPD Inc.(a)(b)	628,164	23,235,786
PRA Health Sciences Inc.(a)(b)	249,768	25,336,466
Repligen Corp.(a)	242,739	35,813,712
Syneos Health Inc.(a)	31,483	1,673,636
Waters Corp.(a)	21,302	4,168,375

		461,240,577

Machinery — 1.0%
Allison Transmission Holdings Inc.	335,924	11,804,369

Security	Shares	Value

Machinery (continued)
Donaldson Co. Inc.	61,516	$2,855,573
Graco Inc.	383,773	23,544,474
Lincoln Electric Holdings Inc.	111,578	10,269,639
Nordson Corp.(b)	218,106	41,837,093
Toro Co. (The)	447,653	37,580,469

		127,891,617

Media — 0.9%
Altice USA Inc., Class A(a)(b)	1,420,545	36,934,170
Cable One Inc.	24,839	46,832,196
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	45,274	1,501,739
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	94,676	3,131,882
Nexstar Media Group Inc., Class A	135,649	12,198,914
Sirius XM Holdings Inc.(b)	3,292,001	17,645,125

		118,244,026

Metals & Mining — 0.2%
Royal Gold Inc.	218,157	26,215,927

Multiline Retail — 0.5%
Dollar Tree Inc.(a)(b)	521,670	47,649,338
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	225,195	19,670,783

		67,320,121

Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy Inc.(a)	1,075,659	49,770,742
Equitrans Midstream Corp.	183,966	1,556,352

		51,327,094

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)(b)	55,992	2,612,027

Pharmaceuticals — 0.6%
Horizon Therapeutics PLC(a)(b)	836,313	64,964,794
Reata Pharmaceuticals Inc., Class A(a)(b)	98,857	9,630,649
Royalty Pharma PLC, Class A	169,031	7,111,134

		81,706,577

Professional Services — 3.9%
CoreLogic Inc.	19,803	1,340,069
CoStar Group Inc.(a)	180,983	153,565,885
Dun & Bradstreet Holdings Inc.(a)(b)	195,820	5,024,741
Equifax Inc.	415,716	65,225,841
IHS Markit Ltd.	1,002,850	78,733,754
TransUnion	801,564	67,435,579
Verisk Analytics Inc.	736,069	136,400,946

		507,726,815

Road & Rail — 0.8%
JB Hunt Transport Services Inc.	104,572	13,215,809
Landstar System Inc.	143,695	18,032,286
Old Dominion Freight Line Inc.	389,525	70,472,863

		101,720,958

Semiconductors & Semiconductor Equipment — 5.4%
Enphase Energy Inc.(a)(b)	491,113	40,561,023
Entegris Inc.(b)	582,882	43,331,448
Inphi Corp.(a)(b)	222,210	24,943,072
KLA Corp.	720,569	139,603,038
Maxim Integrated Products Inc.	409,895	27,713,001
Microchip Technology Inc.	842,232	86,547,760
MKS Instruments Inc.	190,951	20,857,578
Monolithic Power Systems Inc.	202,321	56,570,975
SolarEdge Technologies Inc.(a)(b)	227,113	54,132,383
Teradyne Inc.(b)	769,030	61,107,124

62

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.(b)	199,527	$36,062,510
Xilinx Inc.	1,133,429	118,148,639

		709,578,551

Software — 18.9%
2U Inc.(a)(b)	104,012	3,521,846
Alteryx Inc., Class A(a)(b)	244,819	27,799,197
Anaplan Inc.(a)	605,791	37,910,401
ANSYS Inc.(a)(b)	397,570	130,096,831
Aspen Technology Inc.(a)	292,840	37,070,616
Avalara Inc.(a)	383,292	48,808,403
Bill.Com Holdings Inc.(a)(b)	253,379	25,416,448
Cadence Design Systems Inc.(a)	1,279,663	136,450,466
CDK Global Inc.	72,761	3,171,652
Ceridian HCM Holding Inc.(a)	351,036	29,013,125
Citrix Systems Inc.	155,849	21,461,966
Cloudflare Inc., Class A(a)(b)	505,822	20,769,051
Coupa Software Inc.(a)(b)	307,830	84,419,299
Crowdstrike Holdings Inc., Class A(a)(b)	510,231	70,064,921
Datadog Inc., Class A(a)(b)	705,885	72,113,212
DocuSign Inc.(a)(b)	827,658	178,145,108
Dropbox Inc., Class A(a)(b)	1,140,793	21,971,673
Duck Creek Technologies Inc.(a)	55,167	2,506,237
Dynatrace Inc.(a)	850,286	34,878,732
Elastic NV(a)(b)	303,181	32,710,198
Everbridge Inc.(a)(b)	158,326	19,906,328
Fair Isaac Corp.(a)	130,083	55,334,707
FireEye Inc.(a)(b)	233,020	2,876,632
Five9 Inc.(a)(b)	286,879	37,202,469
Fortinet Inc.(a)(b)	616,032	72,574,730
Globant SA(a)	179,037	32,087,011
Guidewire Software Inc.(a)(b)	74,239	7,740,901
HubSpot Inc.(a)(b)	192,382	56,219,792
Jamf Holding Corp.(a)(b)	45,572	1,713,963
Manhattan Associates Inc.(a)(b)	262,232	25,040,534
Medallia Inc.(a)(b)	385,265	10,563,966
nCino Inc.(a)(b)	29,648	2,362,353
New Relic Inc.(a)(b)	236,911	13,352,304
NortonLifeLock Inc.	2,552,616	53,196,517
Nutanix Inc., Class A(a)(b)	850,856	18,871,986
Pagerduty Inc.(a)(b)	312,801	8,480,035
Palo Alto Networks Inc.(a)	438,752	107,384,552
Paycom Software Inc.(a)(b)	228,141	71,020,293
Paylocity Holding Corp.(a)(b)	160,844	25,963,438
Pegasystems Inc.	164,605	19,923,789
Pluralsight Inc., Class A(a)(b)	485,231	8,312,007
Proofpoint Inc.(a)(b)	263,197	27,780,443
PTC Inc.(a)(b)	484,970	40,116,718
RealPage Inc.(a)(b)	356,706	20,560,534
RingCentral Inc., Class A(a)(b)	359,590	98,747,010
Slack Technologies Inc., Class A(a)(b)	1,772,372	47,605,912
Smartsheet Inc., Class A(a)(b)	513,408	25,372,623
Splunk Inc.(a)(b)	737,927	138,826,207
SS&C Technologies Holdings Inc.	216,744	13,117,347
Synopsys Inc.(a)(b)	644,795	137,973,234
Teradata Corp.(a)(b)	384,539	8,729,035
Trade Desk Inc. (The), Class A(a)(b)	191,616	99,406,549
Tyler Technologies Inc.(a)(b)	183,665	64,018,272
Zendesk Inc.(a)(b)	528,798	54,423,890

Security	Shares	Value

Software (continued)
Zscaler Inc.(a)(b)	326,868	$45,987,059

		2,491,092,522

Specialty Retail — 4.4%
AutoZone Inc.(a)	63,950	75,310,078
Best Buy Co. Inc.	192,034	21,371,464
Burlington Stores Inc.(a)(b)	270,068	55,658,314
CarMax Inc.(a)(b)	55,874	5,135,379
Carvana Co.(a)	254,073	56,673,523
Five Below Inc.(a)(b)	253,760	32,227,520
Floor & Decor Holdings Inc., Class A(a)(b)	436,152	32,624,170
O’Reilly Automotive Inc.(a)	339,803	156,676,367
Tractor Supply Co.	535,488	76,756,850
Ulta Beauty Inc.(a)(b)	232,826	52,148,368
Vroom Inc.(a)(b)	90,505	4,686,349
Williams-Sonoma Inc.	57,039	5,158,607

		574,426,989

Technology Hardware, Storage & Peripherals — 0.3%
NetApp Inc.	557,824	24,455,004
Pure Storage Inc., Class A(a)(b)	633,772	9,753,751

		34,208,755

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica Inc.(a)	527,431	173,719,949
VF Corp.	85,792	6,026,888

		179,746,837

Trading Companies & Distributors — 1.1%
Fastenal Co.	2,153,632	97,107,267
WW Grainger Inc.	151,907	54,195,860

		151,303,127

Total Common Stocks — 99.9% (Cost: $9,511,416,139)		13,150,544,863

Short-Term Investments

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	1,220,522,330	1,221,620,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	14,350,000	14,350,000

		1,235,970,800

Total Short-Term Investments — 9.4% (Cost: $1,235,392,371)		1,235,970,800

Total Investments in Securities — 109.3% (Cost: $10,746,808,510)		14,386,515,663

Other Assets, Less Liabilities — (9.3)%		(1,218,405,036)

Net Assets — 100.0%		$13,168,110,627

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

63

Schedule of Investments (unaudited) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
BWX Technologies Inc.	66,338	$3,735,493
Curtiss-Wright Corp.	80,605	7,517,222
HEICO Corp.	17,018	1,781,104
HEICO Corp., Class A	29,642	2,628,060
Hexcel Corp.	161,987	5,434,664
Howmet Aerospace Inc.	767,036	12,824,842
Huntington Ingalls Industries Inc.	69,595	9,795,496
Mercury Systems Inc.(a)	19,747	1,529,603
Spirit AeroSystems Holdings Inc., Class A	203,680	3,851,589
Teledyne Technologies Inc.(a)	70,471	21,860,809
Textron Inc.(b)	442,617	15,974,047
TransDigm Group Inc.	78,855	37,465,587
Virgin Galactic Holdings Inc.(a)(b)	16,408	315,526

		124,714,042

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	215,396	22,011,317
Expeditors International of Washington Inc.	124,853	11,301,693
XPO Logistics Inc.(a)(b)	167,698	14,197,313

		47,510,323

Airlines — 1.3%
Alaska Air Group Inc.	233,069	8,537,317
American Airlines Group Inc.(b)	970,372	11,925,872
Copa Holdings SA, Class A, NVS(b)	60,920	3,066,713
Delta Air Lines Inc.	1,237,350	37,838,163
JetBlue Airways Corp.(a)(b)	522,555	5,920,548
Southwest Airlines Co.	1,143,845	42,894,188
United Airlines Holdings Inc.(a)	564,369	19,611,823

		129,794,624

Auto Components — 0.9%
Aptiv PLC	519,874	47,662,048
BorgWarner Inc.	402,005	15,573,674
Gentex Corp.	475,824	12,252,468
Lear Corp.	116,235	12,675,427

		88,163,617

Automobiles — 0.7%
Ford Motor Co.	7,570,047	50,416,513
Harley-Davidson Inc.	297,176	7,292,699
Thor Industries Inc.	107,138	10,205,966

		67,915,178

Banks — 3.7%
Associated Banc-Corp.	294,512	3,716,741
Bank of Hawaii Corp.	76,585	3,869,074
Bank OZK	237,246	5,058,085
BOK Financial Corp.	60,956	3,139,843
Citizens Financial Group Inc.	828,865	20,953,707
Comerica Inc.	270,412	10,343,259
Commerce Bancshares Inc.	195,435	11,001,036
Cullen/Frost Bankers Inc.	108,801	6,957,824
East West Bancorp. Inc.	273,943	8,968,894
Fifth Third Bancorp	1,374,413	29,302,485
First Citizens BancShares Inc./NC, Class A	12,173	3,880,509
First Hawaiian Inc.	251,804	3,643,604
First Horizon National Corp.	1,058,427	9,980,967
First Republic Bank/CA	330,471	36,041,167
FNB Corp.	626,505	4,247,704
Huntington Bancshares Inc./OH	1,963,606	18,006,267
KeyCorp	1,888,462	22,529,352

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	248,884	$22,919,727
PacWest Bancorp	226,756	3,872,992
People’s United Financial Inc.	821,822	8,472,985
Pinnacle Financial Partners Inc.	143,515	5,107,699
Popular Inc.	161,777	5,867,652
Prosperity Bancshares Inc.	173,467	8,990,795
Regions Financial Corp.	1,868,005	21,538,098
Signature Bank/New York NY	101,089	8,389,376
Sterling Bancorp./DE	375,589	3,951,196
SVB Financial Group(a)	99,861	24,028,554
Synovus Financial Corp.	284,138	6,015,201
TCF Financial Corp.	293,152	6,848,031
Umpqua Holdings Corp.	427,413	4,539,126
Webster Financial Corp.	173,948	4,593,967
Western Alliance Bancorp	189,863	6,003,468
Wintrust Financial Corp.	110,932	4,442,827
Zions Bancorp NA	313,776	9,168,535

		356,390,747

Beverages — 0.2%
Brown-Forman Corp., Class A	13,002	892,977
Brown-Forman Corp., Class B, NVS	51,934	3,911,669
Molson Coors Beverage Co., Class B	338,584	11,362,879

		16,167,525

Biotechnology — 0.9%
Acceleron Pharma Inc.(a)	5,289	595,171
Agios Pharmaceuticals Inc.(a)(b)	107,886	3,776,010
Alexion Pharmaceuticals Inc.(a)	349,291	39,969,369
Alkermes PLC(a)	306,637	5,080,975
BioMarin Pharmaceutical Inc.(a)	32,621	2,481,806
Bluebird Bio Inc.(a)(b)	69,492	3,749,093
Exact Sciences Corp.(a)	37,833	3,857,074
Exelixis Inc.(a)	376,108	9,195,841
Ionis Pharmaceuticals Inc.(a)	128,941	6,118,251
Sage Therapeutics Inc.(a)(b)	92,095	5,628,846
United Therapeutics Corp.(a)	84,327	8,517,027

		88,969,463

Building Products — 2.7%
A O Smith Corp.	257,421	13,591,829
Allegion PLC	62,678	6,199,481
Armstrong World Industries Inc.	58,351	4,015,132
AZEK Co. Inc. (The)(a)	65,882	2,293,352
Carrier Global Corp.	1,080,386	32,994,988
Fortune Brands Home & Security Inc.	267,642	23,156,386
Johnson Controls International PLC	1,445,715	59,057,458
Lennox International Inc.	67,160	18,308,488
Masco Corp.	509,908	28,111,228
Owens Corning	207,383	14,270,024
Trane Technologies PLC	463,655	56,218,169

		258,216,535

Capital Markets — 3.8%
Affiliated Managers Group Inc.(b)	88,158	6,028,244
Ameriprise Financial Inc.	233,431	35,974,051
Apollo Global Management Inc.	167,116	7,478,441
Carlyle Group Inc. (The)	205,023	5,057,917
Cboe Global Markets Inc.	166,084	14,572,210
E*TRADE Financial Corp.	429,181	21,480,509
Eaton Vance Corp., NVS	215,202	8,209,956
Evercore Inc., Class A	76,723	5,022,288
Franklin Resources Inc.	526,488	10,714,031

64

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Interactive Brokers Group Inc., Class A	140,389	$6,785,000
Invesco Ltd.	732,702	8,360,130
KKR & Co. Inc.	1,033,932	35,505,225
Lazard Ltd., Class A	195,995	6,477,635
LPL Financial Holdings Inc.	140,550	10,775,969
Morningstar Inc.	6,753	1,084,599
Nasdaq Inc.	222,062	27,249,228
Northern Trust Corp.	372,729	29,061,680
Raymond James Financial Inc.	238,489	17,352,460
SEI Investments Co.	224,149	11,368,837
State Street Corp.	683,233	40,536,214
T Rowe Price Group Inc.	327,608	42,005,898
TD Ameritrade Holding Corp.	504,605	19,755,286
Tradeweb Markets Inc., Class A(b)	23,926	1,387,708
Virtu Financial Inc., Class A	13,022	299,636

		372,543,152

Chemicals — 3.4%
Albemarle Corp.	205,255	18,325,167
Ashland Global Holdings Inc.	107,468	7,621,631
Axalta Coating Systems Ltd.(a)	409,287	9,073,893
Cabot Corp.	108,209	3,898,770
Celanese Corp.	227,405	24,434,667
CF Industries Holdings Inc.	414,210	12,720,389
Chemours Co. (The)	317,334	6,635,454
Corteva Inc.	1,455,986	41,946,957
Eastman Chemical Co.	261,475	20,426,427
Element Solutions Inc.(a)	421,679	4,431,846
FMC Corp.	202,122	21,406,741
Huntsman Corp.	389,142	8,642,844
International Flavors & Fragrances Inc.	207,581	25,418,294
LyondellBasell Industries NV, Class A	497,712	35,083,719
Mosaic Co. (The)	669,986	12,240,644
NewMarket Corp.	2,282	781,174
Olin Corp.	277,045	3,429,817
PPG Industries Inc.	457,924	55,903,362
RPM International Inc.	40,742	3,375,067
Scotts Miracle-Gro Co. (The)	4,963	758,892
Valvoline Inc.	360,046	6,855,276
Westlake Chemical Corp.	65,895	4,165,882
WR Grace & Co.	70,122	2,825,215

		330,402,128

Commercial Services & Supplies — 1.0%
ADT Inc.	300,770	2,457,291
Cintas Corp.	19,571	6,513,816
Clean Harbors Inc.(a)	99,968	5,601,207
IAA Inc.(a)	198,806	10,351,829
MSA Safety Inc.	54,999	7,379,216
Republic Services Inc.	407,381	38,029,016
Rollins Inc.(b)	36,011	1,951,436
Stericycle Inc.(a)(b)	177,505	11,193,465
Terminix Global Holdings Inc.	257,023	10,250,077

		93,727,353

Communications Equipment — 1.1%
Arista Networks Inc.(a)(b)	20,334	4,207,714
Ciena Corp.(a)	295,801	11,740,342
CommScope Holding Co. Inc.(a)(b)	352,200	3,169,800
EchoStar Corp., Class A(a)	93,411	2,325,000
F5 Networks Inc.(a)(b)	118,321	14,526,269
Juniper Networks Inc.	638,810	13,734,415

Security	Shares	Value

Communications Equipment (continued)
Lumentum Holdings Inc.(a)(b)	129,816	$9,753,076
Motorola Solutions Inc.	296,421	46,481,777
Ubiquiti Inc.	3,101	516,813
ViaSat Inc.(a)(b)	112,135	3,856,323

		110,311,529

Construction & Engineering — 0.5%
AECOM(a)	296,442	12,403,133
Jacobs Engineering Group Inc.	243,515	22,590,887
Quanta Services Inc.	212,051	11,209,016
Valmont Industries Inc.	40,702	5,054,374

		51,257,410

Construction Materials — 0.7%
Eagle Materials Inc.	80,204	6,923,209
Martin Marietta Materials Inc.	120,594	28,383,004
Vulcan Materials Co.	256,451	34,759,369

		70,065,582

Consumer Finance — 1.0%
Ally Financial Inc.	719,345	18,033,979
Credit Acceptance Corp.(a)(b)	17,750	6,010,860
Discover Financial Services	592,790	34,251,406
LendingTree Inc.(a)(b)	803	246,433
OneMain Holdings Inc.	126,260	3,945,625
Santander Consumer USA Holdings Inc.	146,680	2,668,109
SLM Corp.	559,221	4,524,098
Synchrony Financial	1,126,744	29,486,891

		99,167,401

Containers & Packaging — 1.9%
Amcor PLC	2,596,209	28,688,109
AptarGroup Inc.	124,783	14,125,436
Ardagh Group SA	34,093	479,007
Avery Dennison Corp.	94,962	12,139,942
Ball Corp.	39,685	3,298,617
Berry Global Group Inc.(a)	170,320	8,229,862
Crown Holdings Inc.(a)	226,031	17,372,743
Graphic Packaging Holding Co.	422,349	5,950,897
International Paper Co.	763,050	30,934,047
Packaging Corp. of America	180,464	19,679,599
Sealed Air Corp.	301,481	11,700,478
Silgan Holdings Inc.	152,783	5,617,831
Sonoco Products Co.	194,630	9,939,754
Westrock Co.	498,620	17,322,059

		185,478,381

Distributors — 0.4%
Genuine Parts Co.	271,307	25,820,287
LKQ Corp.(a)	588,484	16,318,662

		42,138,949

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)(b)	35,731	5,432,541
frontdoor Inc.(a)(b)	138,371	5,384,016
Graham Holdings Co., Class B	7,573	3,060,325
Grand Canyon Education Inc.(a)(b)	90,612	7,243,523
H&R Block Inc.	111,370	1,814,217
Service Corp. International	330,760	13,951,457

		36,886,079

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	788,936	14,390,193
Jefferies Financial Group Inc.	440,549	7,929,882

65

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.(b)	243,763	$11,683,560

		34,003,635

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,126,030	21,451,643
GCI Liberty Inc., Class A(a)	191,752	15,715,994

		37,167,637

Electric Utilities — 4.1%
Alliant Energy Corp.	485,482	25,075,145
Avangrid Inc.	110,117	5,556,504
Edison International	694,155	35,290,840
Entergy Corp.	389,854	38,412,315
Evergy Inc.	439,160	22,318,111
Eversource Energy	666,449	55,681,814
FirstEnergy Corp.	1,051,607	30,191,637
Hawaiian Electric Industries Inc.	207,906	6,910,795
IDACORP Inc.	97,852	7,818,375
NRG Energy Inc.	308,679	9,488,793
OGE Energy Corp.	388,355	11,646,766
PG&E Corp.(a)	2,507,254	23,543,115
Pinnacle West Capital Corp.	218,584	16,295,437
PPL Corp.	1,495,567	40,694,378
Xcel Energy Inc.	1,020,245	70,407,108

		399,331,133

Electrical Equipment — 1.2%
Acuity Brands Inc.	76,396	7,819,131
AMETEK Inc.	444,869	44,219,979
Generac Holdings Inc.(a)	10,471	2,027,604
GrafTech International Ltd.(b)	118,005	807,154
Hubbell Inc.	104,945	14,360,674
nVent Electric PLC	301,882	5,340,292
Regal Beloit Corp.	78,653	7,383,157
Rockwell Automation Inc.	115,647	25,520,980
Sensata Technologies Holding PLC(a)	299,327	12,912,967

		120,391,938

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	228,460	24,735,364
Arrow Electronics Inc.(a)(b)	149,007	11,720,891
Avnet Inc.	190,479	4,921,977
Coherent Inc.(a)	8,183	907,740
Corning Inc.	1,455,258	47,164,912
Dolby Laboratories Inc., Class A	107,992	7,157,710
FLIR Systems Inc.	253,475	9,087,079
IPG Photonics Corp.(a)(b)	64,419	10,949,297
Jabil Inc.	231,385	7,927,250
Keysight Technologies Inc.(a)	241,488	23,854,185
Littelfuse Inc.(b)	45,753	8,113,837
National Instruments Corp.	250,402	8,939,351
SYNNEX Corp.(b)	80,667	11,298,220
Trimble Inc.(a)	484,593	23,599,679
Zebra Technologies Corp., Class A(a)	8,749	2,208,773

		202,586,265

Energy Equipment & Services — 0.5%
Baker Hughes Co.	1,275,255	16,948,139
Halliburton Co.	1,699,542	20,479,481
Helmerich & Payne Inc.	203,031	2,974,404
National Oilwell Varco Inc.	753,970	6,830,968

		47,232,992

Security	Shares	Value

Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class A(a)	48,600	$1,628,586
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	384,463	13,944,473
Lions Gate Entertainment Corp., Class A(a)	103,017	976,601
Lions Gate Entertainment Corp., Class B, NVS(a)	222,450	1,939,764
Madison Square Garden Entertainment Corp.(a)(b)	36,161	2,476,667
Madison Square Garden Sports Corp.(a)(b)	36,449	5,484,846
Take-Two Interactive Software Inc.(a)(b)	16,378	2,705,973
Zynga Inc., Class A(a)	305,153	2,782,995

		31,939,905

Equity Real Estate Investment Trusts (REITs) — 9.9%
Alexandria Real Estate Equities Inc.	243,001	38,880,160
American Campus Communities Inc.	265,965	9,287,498
American Homes 4 Rent, Class A(b)	504,259	14,361,296
Americold Realty Trust	352,331	12,595,833
Apartment Investment & Management Co., Class A	287,656	9,699,760
Apple Hospitality REIT Inc.	407,327	3,914,412
AvalonBay Communities Inc.	273,101	40,784,903
Boston Properties Inc.	301,826	24,236,628
Brandywine Realty Trust	327,413	3,385,450
Brixmor Property Group Inc.	575,645	6,729,290
Brookfield Property REIT Inc., Class A(b)	17,182	210,308
Camden Property Trust	183,384	16,317,508
CoreSite Realty Corp.	25,431	3,023,237
Corporate Office Properties Trust	218,092	5,173,142
Cousins Properties Inc.	287,578	8,221,855
CubeSmart	374,706	12,106,751
CyrusOne Inc.	225,891	15,819,147
Douglas Emmett Inc.	323,287	8,114,504
Duke Realty Corp.	714,795	26,375,936
Empire State Realty Trust Inc., Class A	284,174	1,739,145
EPR Properties	144,323	3,968,883
Equity Commonwealth	226,795	6,039,551
Equity LifeStyle Properties Inc.	199,015	12,199,620
Equity Residential	713,336	36,615,537
Essex Property Trust Inc.	126,527	25,405,356
Extra Space Storage Inc.	72,556	7,762,766
Federal Realty Investment Trust	145,953	10,718,788
First Industrial Realty Trust Inc.	245,264	9,761,507
Gaming and Leisure Properties Inc.(b)	399,255	14,744,487
Healthcare Trust of America Inc., Class A(b)	422,341	10,980,866
Healthpeak Properties Inc.	1,046,412	28,410,086
Highwoods Properties Inc.	199,857	6,709,200
Host Hotels & Resorts Inc.	1,358,526	14,658,496
Hudson Pacific Properties Inc.	291,851	6,400,292
Invitation Homes Inc.	1,087,708	30,444,947
Iron Mountain Inc.	230,078	6,163,790
JBG SMITH Properties	236,689	6,329,064
Kilroy Realty Corp.	222,834	11,578,455
Kimco Realty Corp.	802,605	9,037,332
Lamar Advertising Co., Class A	167,032	11,052,507
Life Storage Inc.	90,598	9,537,251
Medical Properties Trust Inc.	1,010,098	17,808,028
Mid-America Apartment Communities Inc.	221,369	25,667,736
National Retail Properties Inc.	332,183	11,463,635
Omega Healthcare Investors Inc.	436,434	13,066,834
Outfront Media Inc.	276,508	4,023,191
Paramount Group Inc.	367,632	2,602,835
Park Hotels & Resorts Inc.	445,962	4,455,160
Rayonier Inc.	257,173	6,799,654

66

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	667,491	$40,550,078
Regency Centers Corp.	326,849	12,426,799
Rexford Industrial Realty Inc.	236,591	10,826,404
Simon Property Group Inc.	126,032	8,151,750
SL Green Realty Corp.	142,354	6,600,955
Spirit Realty Capital Inc.	199,857	6,745,174
STORE Capital Corp.	447,139	12,265,023
Sun Communities Inc.	187,880	26,417,807
Taubman Centers Inc.	116,612	3,882,013
UDR Inc.	569,294	18,564,677
Ventas Inc.	721,738	30,284,127
VEREIT Inc.	2,098,283	13,638,840
VICI Properties Inc.	1,034,596	24,178,509
Vornado Realty Trust	340,331	11,472,558
Weingarten Realty Investors	235,660	3,996,794
Welltower Inc.	811,580	44,709,942
Weyerhaeuser Co.	1,449,706	41,345,615
WP Carey Inc.	332,420	21,660,487

		963,100,169

Food & Staples Retailing — 0.8%
Albertsons Companies Inc., Class A(a)(b)	56,104	777,040
Casey’s General Stores Inc.	71,396	12,683,500
Grocery Outlet Holding Corp.(a)(b)	63,022	2,478,025
Kroger Co. (The)	1,502,659	50,955,167
Sprouts Farmers Market Inc.(a)(b)	35,955	752,538
U.S. Foods Holding Corp.(a)(b)	426,896	9,485,629

		77,131,899

Food Products — 3.1%
Archer-Daniels-Midland Co.	1,075,300	49,990,697
Beyond Meat Inc.(a)(b)	20,254	3,363,379
Bunge Ltd.	263,942	12,062,149
Campbell Soup Co.	171,852	8,312,481
Conagra Brands Inc.	945,992	33,781,374
Flowers Foods Inc.	378,720	9,214,258
Hain Celestial Group Inc. (The)(a)(b)	158,068	5,421,732
Hershey Co. (The)	65,405	9,375,153
Hormel Foods Corp.	541,569	26,477,308
Ingredion Inc.	130,439	9,871,624
JM Smucker Co. (The)	214,279	24,753,510
Kellogg Co.	322,266	20,815,161
Lamb Weston Holdings Inc.	218,249	14,463,361
McCormick & Co. Inc./MD, NVS(b)	106,297	20,632,248
Pilgrim’s Pride Corp.(a)(b)	69,867	1,045,560
Post Holdings Inc.(a)	123,856	10,651,616
Seaboard Corp.	507	1,438,202
TreeHouse Foods Inc.(a)(b)	106,892	4,332,333
Tyson Foods Inc., Class A	557,974	33,188,294

		299,190,440

Gas Utilities — 0.4%
Atmos Energy Corp.	235,375	22,499,496
National Fuel Gas Co.	169,468	6,878,706
UGI Corp.	403,431	13,305,155

		42,683,357

Health Care Equipment & Supplies — 2.2%
Cooper Companies Inc. (The)	82,726	27,888,589
Dentsply Sirona Inc.	425,196	18,593,821
Envista Holdings Corp.(a)(b)	310,058	7,652,231
Globus Medical Inc., Class A(a)	144,009	7,131,326
Haemonetics Corp.(a)	6,465	564,071

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hill-Rom Holdings Inc.	114,355	$9,549,786
Hologic Inc.(a)	150,502	10,003,868
ICU Medical Inc.(a)	27,660	5,055,142
Integra LifeSciences Holdings Corp.(a)(b)	138,638	6,546,486
Steris PLC	154,745	27,264,522
Tandem Diabetes Care Inc.(a)	12,397	1,407,059
Teleflex Inc.	33,428	11,379,560
Varian Medical Systems Inc.(a)	154,130	26,510,360
Zimmer Biomet Holdings Inc.	402,098	54,741,622

		214,288,443

Health Care Providers & Services — 1.6%
Acadia Healthcare Co. Inc.(a)(b)	170,742	5,033,474
AmerisourceBergen Corp.	147,040	14,251,117
DaVita Inc.(a)(b)	133,964	11,474,017
Encompass Health Corp.	103,853	6,748,368
Henry Schein Inc.(a)	277,000	16,282,060
Laboratory Corp. of America Holdings(a)	177,836	33,481,184
McKesson Corp.	79,979	11,911,272
Molina Healthcare Inc.(a)	37,650	6,891,456
Oak Street Health Inc.(a)	15,729	840,558
Premier Inc., Class A	119,585	3,925,975
Quest Diagnostics Inc.	259,386	29,697,103
Universal Health Services Inc., Class B	143,256	15,331,257

		155,867,841

Health Care Technology — 0.1%
Change Healthcare Inc.(a)(b)	124,801	1,810,862
Teladoc Health Inc.(a)(b)	12,837	2,814,384

		4,625,246

Hotels, Restaurants & Leisure — 2.5%
Aramark	442,780	11,711,531
Carnival Corp.(b)	913,069	13,860,387
Choice Hotels International Inc.	67,593	5,810,294
Darden Restaurants Inc.	250,879	25,273,551
Dunkin’ Brands Group Inc.	23,563	1,930,045
Extended Stay America Inc.(b)	343,841	4,108,900
Hilton Worldwide Holdings Inc.	529,794	45,202,024
Hyatt Hotels Corp., Class A	67,933	3,625,584
MGM Resorts International	915,132	19,904,121
Norwegian Cruise Line Holdings Ltd.(a)(b)	536,785	9,184,391
Planet Fitness Inc., Class A(a)	67,285	4,146,102
Royal Caribbean Cruises Ltd.	339,464	21,973,505
Six Flags Entertainment Corp.	148,310	3,010,693
Vail Resorts Inc.(b)	71,387	15,274,676
Wyndham Destinations Inc.	163,206	5,020,217
Wyndham Hotels & Resorts Inc.	178,182	8,998,191
Wynn Resorts Ltd.	143,006	10,269,261
Yum China Holdings Inc.	723,736	38,321,821

		247,625,294

Household Durables — 2.5%
DR Horton Inc.	641,484	48,515,435
Garmin Ltd.	290,187	27,527,139
Leggett & Platt Inc.	256,083	10,542,937
Lennar Corp., Class A	525,154	42,894,579
Lennar Corp., Class B	30,475	2,000,988
Mohawk Industries Inc.(a)	112,876	11,015,569
Newell Brands Inc.	744,978	12,783,822
NVR Inc.(a)	5,841	23,849,504
PulteGroup Inc.	519,717	24,057,700
Tempur Sealy International Inc.(a)	23,774	2,120,403

67

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Toll Brothers Inc.	224,945	$10,945,824
Whirlpool Corp.	118,535	21,797,401

		238,051,301

Household Products — 0.2%
Clorox Co. (The)	71,297	14,984,491
Energizer Holdings Inc.	24,843	972,355
Reynolds Consumer Products Inc.	70,792	2,167,651
Spectrum Brands Holdings Inc.	82,421	4,711,184

		22,835,681

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,285,029	23,271,875
Vistra Corp.	947,806	17,875,621

		41,147,496

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	104,789	12,823,030

Insurance — 5.2%
Alleghany Corp.	24,460	12,730,207
American Financial Group Inc./OH	140,313	9,398,165
American National Group Inc.	14,353	969,258
Arch Capital Group Ltd.(a)	764,041	22,348,199
Arthur J Gallagher & Co.	365,289	38,567,213
Assurant Inc.	115,620	14,025,862
Assured Guaranty Ltd.	152,727	3,280,576
Athene Holding Ltd., Class A(a)(b)	224,494	7,650,756
Axis Capital Holdings Ltd.	146,846	6,467,098
Brighthouse Financial Inc.(a)	181,236	4,877,061
Brown & Brown Inc.	433,667	19,632,105
Cincinnati Financial Corp.	290,906	22,681,941
CNA Financial Corp.	54,495	1,634,305
Erie Indemnity Co., Class A, NVS	20,883	4,391,277
Everest Re Group Ltd.	75,863	14,985,977
Fidelity National Financial Inc.	539,040	16,877,342
First American Financial Corp.	210,775	10,730,555
Globe Life Inc.	203,799	16,283,540
GoHealth Inc., Class A(a)	73,301	954,746
Hanover Insurance Group Inc. (The)	73,539	6,852,364
Hartford Financial Services Group Inc. (The)	693,745	25,571,441
Kemper Corp.	119,569	7,990,796
Lemonade Inc.(a)(b)	24,782	1,232,161
Lincoln National Corp.	327,902	10,273,170
Loews Corp.	465,555	16,178,036
Markel Corp.(a)	26,273	25,582,020
Mercury General Corp.	53,051	2,194,720
Old Republic International Corp.	549,941	8,106,130
Primerica Inc.	27,639	3,127,076
Principal Financial Group Inc.	527,595	21,246,251
Prudential Financial Inc.	768,155	48,793,206
Reinsurance Group of America Inc.	131,386	12,506,633
RenaissanceRe Holdings Ltd.	64,165	10,891,367
Unum Group	395,082	6,649,230
White Mountains Insurance Group Ltd.	5,890	4,588,310
Willis Towers Watson PLC	249,710	52,144,442
WR Berkley Corp.	270,672	16,551,593

		508,965,129

Interactive Media & Services — 1.1%
Pinterest Inc., Class A(a)(b)	132,779	5,511,656
TripAdvisor Inc.	195,333	3,826,574
Twitter Inc.(a)	1,492,868	66,432,626

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class A(a)	99,545	$10,107,799
Zillow Group Inc., Class C, NVS(a)(b)	241,656	24,549,833

		110,428,488

Internet & Direct Marketing Retail — 0.4%
Expedia Group Inc.	233,388	21,399,346
Grubhub Inc.(a)(b)	161,544	11,684,477
Qurate Retail Inc., Series A	739,806	5,311,807
Wayfair Inc., Class A(a)(b)	11,352	3,303,546

		41,699,176

IT Services — 1.6%
Akamai Technologies Inc.(a)	54,687	6,045,101
Alliance Data Systems Corp.	90,902	3,816,066
Amdocs Ltd.	257,790	14,799,724
BigCommerce Holdings Inc., Series 1(a)(b)	2,939	244,819
CACI International Inc., Class A(a)	40,470	8,626,585
DXC Technology Co.	492,743	8,795,462
Euronet Worldwide Inc.(a)	97,641	8,895,095
Genpact Ltd.	222,728	8,675,256
Jack Henry & Associates Inc.	32,173	5,231,008
Leidos Holdings Inc.	236,100	21,048,315
Paychex Inc.	131,061	10,454,736
Sabre Corp.	539,534	3,512,366
Science Applications International Corp.	98,178	7,699,119
Twilio Inc., Class A(a)(b)	44,111	10,899,387
VeriSign Inc.(a)	80,855	16,563,147
Western Union Co. (The)	641,146	13,739,759
WEX Inc.(a)	77,125	10,718,061

		159,764,006

Leisure Products — 0.6%
Brunswick Corp./DE(b)	153,251	9,028,017
Hasbro Inc.	247,156	20,444,744
Mattel Inc.(a)	271,162	3,172,595
Peloton Interactive Inc., Class A(a)(b)	143,584	14,249,276
Polaris Inc.	101,271	9,553,906

		56,448,538

Life Sciences Tools & Services — 2.1%
Agilent Technologies Inc.	548,820	55,397,891
Berkeley Lights Inc.(a)(b)	8,254	630,276
Bio-Rad Laboratories Inc., Class A(a)	41,033	21,150,870
Bio-Techne Corp.	4,417	1,094,223
Bruker Corp.	115,364	4,585,719
Charles River Laboratories International Inc.(a)	10,825	2,451,321
IQVIA Holdings Inc.(a)	229,181	36,125,801
Mettler-Toledo International Inc.(a)	2,759	2,664,504
PerkinElmer Inc.	174,394	21,888,191
PPD Inc.(a)(b)	47,994	1,775,298
PRA Health Sciences Inc.(a)	18,258	1,852,092
QIAGEN NV(a)	436,877	22,831,192
Syneos Health Inc.(a)(b)	120,287	6,394,457
Waters Corp.(a)	109,928	21,510,711

		200,352,546

Machinery — 6.0%
AGCO Corp.	120,025	8,914,257
Allison Transmission Holdings Inc.	77,059	2,707,853
Colfax Corp.(a)	192,502	6,036,863
Crane Co.	94,578	4,741,195
Cummins Inc.	286,134	60,420,055
Donaldson Co. Inc.	221,285	10,272,050
Dover Corp.	278,835	30,208,984

68

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	252,783	$6,898,448
Fortive Corp.(b)	577,322	43,997,710
Gates Industrial Corp. PLC(a)(b)	82,944	922,337
Graco Inc.	160,439	9,842,933
IDEX Corp.	145,398	26,522,049
Ingersoll Rand Inc.(a)(b)	673,756	23,985,714
ITT Inc.	167,939	9,916,798
Lincoln Electric Holdings Inc.	63,677	5,860,831
Middleby Corp. (The)(a)(b)	107,025	9,601,213
Nordson Corp.	20,445	3,921,760
Oshkosh Corp.	131,578	9,670,983
Otis Worldwide Corp.	792,138	49,445,254
PACCAR Inc.	658,372	56,145,964
Parker-Hannifin Corp.	248,506	50,282,704
Pentair PLC	320,177	14,654,501
Snap-on Inc.	104,531	15,379,646
Stanley Black & Decker Inc.	299,284	48,543,865
Timken Co. (The)	123,067	6,672,693
Toro Co. (The)	20,536	1,723,997
Trinity Industries Inc.	176,386	3,439,527
Westinghouse Air Brake Technologies Corp.	351,831	21,771,302
Woodward Inc.	108,111	8,666,178
Xylem Inc./NY	345,570	29,069,348

		580,237,012

Marine — 0.0%
Kirby Corp.(a)(b)	115,773	4,187,509

Media — 2.2%
Discovery Inc., Class A(a)(b)	303,251	6,601,774
Discovery Inc., Class C, NVS(a)	631,678	12,380,889
DISH Network Corp., Class A(a)	477,327	13,856,803
Fox Corp., Class A, NVS	659,753	18,360,926
Fox Corp., Class B(a)	310,940	8,696,992
Interpublic Group of Companies Inc. (The)	753,749	12,564,996
John Wiley & Sons Inc., Class A	83,826	2,658,122
Liberty Broadband Corp., Class A(a)	48,072	6,817,090
Liberty Broadband Corp., Class C, NVS(a)(b)	203,665	29,097,619
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	142,550	4,728,383
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	298,021	9,858,535
New York Times Co. (The), Class A(b)	315,825	13,514,152
News Corp., Class A, NVS	753,970	10,570,659
News Corp., Class B	235,646	3,294,331
Nexstar Media Group Inc., Class A	28,206	2,536,566
Omnicom Group Inc.	413,303	20,458,498
Sirius XM Holdings Inc.(b)	912,043	4,888,550
ViacomCBS Inc., Class A	16,509	500,058
ViacomCBS Inc., Class B, NVS	1,049,160	29,386,972

		210,771,915

Metals & Mining — 1.0%
Freeport-McMoRan Inc.	2,814,125	44,012,915
Nucor Corp.	581,987	26,107,937
Reliance Steel & Aluminum Co.	123,022	12,553,165
Royal Gold Inc.	36,181	4,347,871
Steel Dynamics Inc.	387,313	11,088,771

		98,110,659

Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	1,070,437	14,889,779
Annaly Capital Management Inc.	2,712,459	19,312,708

Security	Shares	Value

Mortgage Real Estate Investment (continued)
New Residential Investment Corp.	805,084	$6,400,418
Starwood Property Trust Inc.	531,001	8,012,805

		48,615,710

Multi-Utilities — 3.3%
Ameren Corp.	477,849	37,788,299
CenterPoint Energy Inc.	978,808	18,939,935
CMS Energy Corp.	554,353	34,042,818
Consolidated Edison Inc.	650,300	50,593,340
DTE Energy Co.	372,828	42,890,133
MDU Resources Group Inc.	387,388	8,716,230
NiSource Inc.	743,691	16,361,202
Public Service Enterprise Group Inc.	980,674	53,848,809
WEC Energy Group Inc.	613,088	59,408,227

		322,588,993

Multiline Retail — 0.3%
Dollar Tree Inc.(a)	237,759	21,716,907
Kohl’s Corp.	300,549	5,569,173
Nordstrom Inc.(b)	212,089	2,528,101
Ollie’s Bargain Outlet Holdings Inc.(a)	11,865	1,036,408

		30,850,589

Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	565,689	3,037,750
Apache Corp.	733,745	6,948,565
Cabot Oil & Gas Corp.	760,532	13,202,835
Cimarex Energy Co.	195,150	4,747,999
Concho Resources Inc.	378,998	16,721,392
Continental Resources Inc./OK	145,313	1,784,444
Devon Energy Corp.	741,945	7,018,800
Diamondback Energy Inc.	306,176	9,222,021
EQT Corp.	495,388	6,405,367
Equitrans Midstream Corp.	719,978	6,091,014
Hess Corp.	532,833	21,808,855
HollyFrontier Corp.	290,111	5,718,088
Marathon Oil Corp.	1,531,193	6,262,579
Marathon Petroleum Corp.	1,256,196	36,856,791
Murphy Oil Corp.	282,539	2,520,248
Noble Energy Inc.	925,240	7,910,802
Occidental Petroleum Corp.(b)	1,620,986	16,226,070
ONEOK Inc.	851,207	22,114,358
Parsley Energy Inc., Class A	584,839	5,474,093
Pioneer Natural Resources Co.	318,611	27,397,360
Targa Resources Corp.	447,641	6,280,403
Williams Companies Inc. (The)	2,360,084	46,375,650
WPX Energy Inc.(a)	781,300	3,828,370

		283,953,854

Personal Products — 0.1%
Coty Inc., Class A	559,932	1,511,816
Herbalife Nutrition Ltd.(a)(b)	151,855	7,084,036
Nu Skin Enterprises Inc., Class A	99,713	4,994,624

		13,590,476

Pharmaceuticals — 1.1%
Catalent Inc.(a)	314,730	26,959,772
Elanco Animal Health Inc.(a)	776,515	21,688,064
Horizon Therapeutics PLC(a)	26,689	2,073,201
Jazz Pharmaceuticals PLC(a)(b)	105,072	14,982,216
Mylan NV(a)	1,002,019	14,859,942
Nektar Therapeutics(a)(b)	332,006	5,507,980
Perrigo Co. PLC	264,999	12,166,104
Reata Pharmaceuticals Inc., Class A(a)	4,835	471,026

69

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Royalty Pharma PLC, Class A	95,172	$4,003,886

		102,712,191

Professional Services — 0.9%
CoreLogic Inc.	145,997	9,879,617
Dun & Bradstreet Holdings Inc.(a)(b)	85,202	2,186,283
Equifax Inc.	60,685	9,521,476
FTI Consulting Inc.(a)(b)	69,173	7,330,263
IHS Markit Ltd.	350,549	27,521,602
ManpowerGroup Inc.	112,499	8,249,552
Nielsen Holdings PLC	692,421	9,818,530
Robert Half International Inc.	216,558	11,464,580
TransUnion	32,845	2,763,250

		88,735,153

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	647,375	30,407,204
Howard Hughes Corp. (The)(a)(b)	75,760	4,363,776
Jones Lang LaSalle Inc.	100,044	9,570,209

		44,341,189

Road & Rail — 0.9%
AMERCO	17,339	6,172,337
JB Hunt Transport Services Inc.	118,891	15,025,445
Kansas City Southern	183,985	33,270,008
Knight-Swift Transportation Holdings Inc.	242,886	9,885,460
Landstar System Inc.	13,919	1,746,695
Lyft Inc., Class A(a)(b)	466,601	12,854,858
Old Dominion Freight Line Inc.	26,160	4,732,867
Ryder System Inc.	101,838	4,301,637
Schneider National Inc., Class B	114,550	2,832,821

		90,822,128

Semiconductors & Semiconductor Equipment — 2.2%
Cirrus Logic Inc.(a)	113,512	7,656,384
Cree Inc.(a)(b)	209,943	13,381,767
Entegris Inc.(b)	16,658	1,238,356
First Solar Inc.(a)	175,930	11,646,566
Marvell Technology Group Ltd.	1,279,427	50,793,252
Maxim Integrated Products Inc.	344,209	23,271,970
Microchip Technology Inc.	116,238	11,944,617
MKS Instruments Inc.	26,194	2,861,171
ON Semiconductor Corp.(a)(b)	788,686	17,106,599
Qorvo Inc.(a)	221,078	28,521,273
Skyworks Solutions Inc.	323,648	47,090,784

		215,512,739

Software — 1.3%
2U Inc.(a)(b)	89,038	3,014,827
Aspen Technology Inc.(a)	8,914	1,128,423
CDK Global Inc.	206,617	9,006,435
Ceridian HCM Holding Inc.(a)	61,331	5,069,007
Citrix Systems Inc.	174,113	23,977,101
Crowdstrike Holdings Inc., Class A(a)	79,717	10,946,738
Duck Creek Technologies Inc.(a)(b)	4,952	224,969
FireEye Inc.(a)(b)	330,103	4,075,122
Guidewire Software Inc.(a)(b)	130,520	13,609,320
Jamf Holding Corp.(a)(b)	19,834	745,957
Manhattan Associates Inc.(a)	13,242	1,264,479
nCino Inc.(a)(b)	2,665	212,347
Nuance Communications Inc.(a)(b)	541,296	17,965,614
Pegasystems Inc.	7,750	938,060
RealPage Inc.(a)(b)	21,503	1,239,433
SolarWinds Corp.(a)(b)	90,434	1,839,428

Security	Shares	Value

Software (continued)
SS&C Technologies Holdings Inc.	345,251	$20,894,591
Synopsys Inc.(a)(b)	20,939	4,480,527
Teradata Corp.(a)(b)	49,946	1,133,774

		121,766,152

Specialty Retail — 2.0%
Advance Auto Parts Inc.(b)	129,400	19,862,900
AutoNation Inc.(a)(b)	110,610	5,854,587
AutoZone Inc.(a)	18,549	21,844,044
Best Buy Co. Inc.	362,771	40,372,785
Burlington Stores Inc.(a)(b)	13,358	2,752,950
CarMax Inc.(a)	291,951	26,833,216
Dick’s Sporting Goods Inc.	119,797	6,933,850
Foot Locker Inc.	201,019	6,639,658
Gap Inc. (The)	354,722	6,040,916
L Brands Inc.	445,043	14,156,818
Penske Automotive Group Inc.	61,837	2,947,152
Tiffany & Co.	234,985	27,223,012
Ulta Beauty Inc.(a)(b)	7,330	1,641,773
Vroom Inc.(a)(b)	9,856	510,344
Williams-Sonoma Inc.	124,959	11,301,292

		194,915,297

Technology Hardware, Storage & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	2,503,226	23,455,227
HP Inc.	2,778,132	52,756,727
NCR Corp.(a)	246,994	5,468,447
NetApp Inc.	197,075	8,639,768
Pure Storage Inc., Class A(a)(b)	200,426	3,084,556
Western Digital Corp.	582,125	21,276,669
Xerox Holdings Corp.	351,471	6,597,111

		121,278,505

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	275,737	4,963,266
Carter’s Inc.	83,212	7,204,495
Columbia Sportswear Co.	55,968	4,868,097
Hanesbrands Inc.	673,768	10,611,846
PVH Corp.	136,449	8,137,818
Ralph Lauren Corp.	90,123	6,125,660
Skechers U.S.A. Inc., Class A(a)	259,896	7,854,057
Tapestry Inc.	537,401	8,399,578
Under Armour Inc., Class A(a)(b)	365,850	4,108,495
Under Armour Inc., Class C, NVS(a)(b)	387,103	3,809,094
VF Corp.	589,427	41,407,247

		107,489,653

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	656,202	5,813,950
New York Community Bancorp. Inc.	873,998	7,227,963
TFS Financial Corp.	94,928	1,394,492

		14,436,405

Trading Companies & Distributors — 0.9%
Air Lease Corp.	206,933	6,087,969
Fastenal Co.	210,437	9,488,604
HD Supply Holdings Inc.(a)	312,150	12,873,066
MSC Industrial Direct Co. Inc., Class A	86,806	5,493,084
United Rentals Inc.(a)	139,981	24,426,684
Univar Solutions Inc.(a)	324,051	5,469,981
Watsco Inc.	63,201	14,718,881
WW Grainger Inc.	22,987	8,201,072

		86,759,341

70

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	142,706	$3,837,364

Water Utilities — 0.7%
American Water Works Co. Inc.	351,715	50,956,469
Essential Utilities Inc.	434,172	17,475,423

		68,431,892

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	195,487	3,604,781
U.S. Cellular Corp.(a)	27,908	824,123

		4,428,904

Total Common Stocks — 99.7% (Cost: $9,605,107,253)		9,697,875,233

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	309,701,890	309,980,621
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	14,350,000	14,350,000

		324,330,621

Total Short-Term Investments — 3.3% (Cost: $324,004,566)		324,330,621

Total Investments in Securities — 103.0% (Cost: $9,929,111,819)		10,022,205,854

Other Assets, Less Liabilities — (3.0)%		(291,791,244)

Net Assets — 100.0%		$9,730,414,610

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

71

Item 2.       Code of Ethics.

Not applicable to this semi-annual report.

Item 3.       Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.       Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.       Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.       Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.     Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.     Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: December 04, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: December 04, 2020

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 04, 2020